JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	118,117	3,017,878
Total Investment Companies (cost $2,861,808)		3,017,878
Total Investments 100.0% (cost $2,861,808)		3,017,878
Other Assets and Liabilities, Net (0.0)%		(962)
Total Net Assets 100.0%		3,016,916

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	40,408	382,661
Total Investment Companies (cost $395,408)		382,661
Total Investments 100.0% (cost $395,408)		382,661
Other Assets and Liabilities, Net (0.0)%		(114)
Total Net Assets 100.0%		382,547

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	34,169	409,684
Total Investment Companies (cost $375,056)		409,684
Total Investments 100.0% (cost $375,056)		409,684
Other Assets and Liabilities, Net (0.0)%		(151)
Total Net Assets 100.0%		409,533

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	33,191	330,246
Total Investment Companies (cost $391,613)		330,246
Total Investments 100.0% (cost $391,613)		330,246
Other Assets and Liabilities, Net (0.0)%		(117)
Total Net Assets 100.0%		330,129

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	27,127	1,021,594
Total Investment Companies (cost $919,931)		1,021,594
Total Investments 100.0% (cost $919,931)		1,021,594
Other Assets and Liabilities, Net (0.0)%		(359)
Total Net Assets 100.0%		1,021,235

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	35,274	669,507
Total Investment Companies (cost $755,393)		669,507
Total Investments 100.0% (cost $755,393)		669,507
Other Assets and Liabilities, Net (0.0)%		(223)
Total Net Assets 100.0%		669,284

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	51,584	5,775,902
Total Investment Companies (cost $4,846,007)		5,775,902
Total Investments 100.0% (cost $4,846,007)		5,775,902
Other Assets and Liabilities, Net (0.0)%		(1,487)
Total Net Assets 100.0%		5,774,415

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	170,582	11,190,186
Total Investment Companies (cost $8,423,144)		11,190,186
Total Investments 100.0% (cost $8,423,144)		11,190,186
Other Assets and Liabilities, Net (0.0)%		(3,842)
Total Net Assets 100.0%		11,186,344

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	80,715	1,505,344
Total Investment Companies (cost $1,536,724)		1,505,344
Total Investments 100.0% (cost $1,536,724)		1,505,344
Other Assets and Liabilities, Net (0.0)%		(560)
Total Net Assets 100.0%		1,504,784

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	54,338	1,456,805
Total Investment Companies (cost $1,291,525)		1,456,805
Total Investments 100.0% (cost $1,291,525)		1,456,805
Other Assets and Liabilities, Net (0.0)%		(597)
Total Net Assets 100.0%		1,456,208

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	253,412	4,011,516
Total Investment Companies (cost $3,391,854)		4,011,516
Total Investments 100.0% (cost $3,391,854)		4,011,516
Other Assets and Liabilities, Net (0.0)%		(1,511)
Total Net Assets 100.0%		4,010,005

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.1%) (a)	112,162	1,026,283
Total Investment Companies (cost $1,114,184)		1,026,283
Total Investments 100.0% (cost $1,114,184)		1,026,283
Other Assets and Liabilities, Net (0.0)%		(216)
Total Net Assets 100.0%		1,026,067

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.1%
Emerging Markets Equity 100.1%
JNL Emerging Markets Index Fund - Class I (99.8%) (a)	99,917	841,299
Total Investment Companies (cost $980,305)		841,299
Total Investments 100.1% (cost $980,305)		841,299
Other Assets and Liabilities, Net (0.1)%		(1,238)
Total Net Assets 100.0%		840,061

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.1%
International Equity 100.1%
JNL International Index Fund - Class I (99.7%) (a)	226,280	2,348,788
Total Investment Companies (cost $2,240,596)		2,348,788
Total Investments 100.1% (cost $2,240,596)		2,348,788
Other Assets and Liabilities, Net (0.1)%		(2,788)
Total Net Assets 100.0%		2,346,000

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.8%) (a)	309,670	3,592,169
Total Investment Companies (cost $3,088,703)		3,592,169
Total Investments 100.0% (cost $3,088,703)		3,592,169
Other Assets and Liabilities, Net (0.0)%		(635)
Total Net Assets 100.0%		3,591,534

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.8%) (a)	247,192	2,575,741
Total Investment Companies (cost $2,460,982)		2,575,741
Total Investments 100.0% (cost $2,460,982)		2,575,741
Other Assets and Liabilities, Net (0.0)%		(464)
Total Net Assets 100.0%		2,575,277

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 59.1%
JNL Multi-Manager Mid Cap Fund - Class I (8.6%) (a)	6,460	133,331
JNL Multi-Manager Small Cap Growth Fund - Class I (1.9%) (a)	1,129	49,328
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,348	50,325
JNL Multi-Manager U.S. Select Equity Fund - Class I (17.4%) (a)	8,055	116,236
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (33.2%) (a)	3,598	22,489
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.4%) (a)	2,011	49,552
JNL/JPMorgan U.S. Value Fund - Class I (4.2%) (a)	4,268	76,445
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (8.0%) (a)	8,836	118,575
JNL/Newton Equity Income Fund - Class I (2.5%) (a)	1,807	57,613
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	764	63,901
JNL/T. Rowe Price Value Fund - Class I (1.8%) (a)	3,025	88,224
JNL/WMC Equity Income Fund - Class I (6.0%) (a)	3,752	69,118
		895,137
International Equity 17.2%
JNL Multi-Manager International Small Cap Fund - Class I (9.9%) (a)	5,948	67,803
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	4,468	90,930
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	6,446	101,008
		259,741
Global Equity 10.4%
JNL/Harris Oakmark Global Equity Fund - Class I (11.3%) (a)	5,742	80,382
JNL/Loomis Sayles Global Growth Fund - Class I (10.4%) (a)	4,611	77,692
		158,074
Emerging Markets Equity 7.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.3%) (a)	4,347	37,774
JNL/GQG Emerging Markets Equity Fund - Class I (7.9%) (a)	4,705	74,803
		112,577
Domestic Fixed Income 3.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	3,812	52,603
Alternative 2.5%
JNL Multi-Manager Alternative Fund - Class I (1.6%) (a)	1,215	15,040
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.0%) (a)	2,406	22,691
		37,731
Total Investment Companies (cost $1,220,233)		1,515,863
Total Investments 100.1% (cost $1,220,233)		1,515,863
Other Assets and Liabilities, Net (0.1)%		(1,220)
Total Net Assets 100.0%		1,514,643

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 63.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,655	64,239
JNL/DoubleLine Total Return Fund - Class I (3.2%) (a)	6,320	67,185
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.2%) (a)	5,487	67,212
JNL/Lord Abbett Short Duration Income Fund - Class I (3.0%) (a)	1,995	20,429
JNL/PIMCO Income Fund - Class I (3.0%) (a)	4,044	46,664
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.2%) (a)	1,926	23,407
JNL/PIMCO Real Return Fund - Class I (0.6%) (a)	758	8,783
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,579	58,386
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,476	17,500
		373,805
Domestic Equity 12.6%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	429	8,857
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	68	2,951
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	208	4,452
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.9%) (a)	903	13,031

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	238	5,860
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	660	11,813
JNL/Morningstar Wide Moat Index Fund - Class I (1.0%) (a)	1,100	14,767
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	644	11,862
		73,593
Alternative 11.5%
Jackson Credit Opportunities Fund (8.1%) (a)	2,431	25,039
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	2,357	29,183
JNL/First Sentier Global Infrastructure Fund - Class I (1.0%) (a)	420	7,386
JNL/JPMorgan Hedged Equity Fund - Class I (0.7%) (a)	381	5,808
		67,416
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,322	35,170
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.6%) (a)	1,247	14,568
International Equity 2.0%
JNL/Causeway International Value Select Fund - Class I (0.3%) (a)	287	5,844
JNL/WCM Focused International Equity Fund - Class I (0.3%) (a)	369	5,777
		11,621
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	553	8,793
Total Investment Companies (cost $565,665)		584,966
Total Investments 100.0% (cost $565,665)		584,966
Other Assets and Liabilities, Net 0.0%		30
Total Net Assets 100.0%		584,996

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 50.1%
JNL Multi-Manager Mid Cap Fund - Class I (15.5%) (a)	11,715	241,802
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,606	70,122
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,694	79,162
JNL Multi-Manager U.S. Select Equity Fund - Class I (33.3%) (a)	15,431	222,677
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (56.9%) (a)	6,163	38,519
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.8%) (a)	3,174	78,215
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	6,988	125,158
JNL/Morningstar Wide Moat Index Fund - Class I (12.7%) (a)	14,009	188,004
JNL/Newton Equity Income Fund - Class I (4.4%) (a)	3,251	103,665
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	1,473	123,165
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	5,377	156,793
JNL/WMC Equity Income Fund - Class I (10.8%) (a)	6,821	125,635
		1,552,917
International Equity 16.2%
JNL Multi-Manager International Small Cap Fund - Class I (15.7%) (a)	9,507	108,385
JNL/Causeway International Value Select Fund - Class I (9.6%) (a)	9,551	194,360
JNL/WCM Focused International Equity Fund - Class I (11.4%) (a)	12,760	199,953
		502,698
Domestic Fixed Income 13.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.9%) (a)	8,953	123,547
	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	10,181	108,229
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.3%) (a)	6,932	84,916
JNL/Lord Abbett Short Duration Income Fund - Class I (5.7%) (a)	3,767	38,578
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.2%) (a)	1,917	23,287
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	2,599	30,823
		409,380
Alternative 7.7%
Jackson Credit Opportunities Fund (21.7%) (a)	6,465	66,590
JNL Multi-Manager Alternative Fund - Class I (10.1%) (a)	7,488	92,699
JNL/First Sentier Global Infrastructure Fund - Class I (6.5%) (a)	2,657	46,744
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.0%) (a)	3,296	31,080
		237,113
Global Equity 6.7%
JNL/Harris Oakmark Global Equity Fund - Class I (13.2%) (a)	6,725	94,146
JNL/Loomis Sayles Global Growth Fund - Class I (15.2%) (a)	6,745	113,662
		207,808
Emerging Markets Equity 5.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.2%) (a)	6,256	54,363
JNL/GQG Emerging Markets Equity Fund - Class I (11.4%) (a)	6,758	107,453
		161,816
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.4%) (a)	2,634	30,765
Total Investment Companies (cost $2,688,369)		3,102,497
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	2	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Publichnoe Aktsionernoe Obshchestvo "Severstal" (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.1% (cost $2,690,611)		3,102,497
Other Assets and Liabilities, Net (0.1)%		(1,980)
Total Net Assets 100.0%		3,100,517

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 44.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	11,009	151,925
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	13,824	146,944
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (10.7%) (a)	14,139	173,198
JNL/Lord Abbett Short Duration Income Fund - Class I (10.1%) (a)	6,652	68,114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (6.7%) (a)	9,076	104,738
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.8%) (a)	5,191	63,072
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	2,711	31,424
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	10,688	136,278
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.8%) (a)	4,854	57,565
		933,258
Domestic Equity 22.7%
JNL Multi-Manager Mid Cap Fund - Class I (4.1%) (a)	3,080	63,579
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	480	20,975
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,996	42,768
JNL Multi-Manager U.S. Select Equity Fund - Class I (13.3%) (a)	6,142	88,633
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.0%) (a)	858	21,132
JNL/JPMorgan U.S. Value Fund - Class I (3.5%) (a)	3,558	63,732
JNL/Morningstar Wide Moat Index Fund - Class I (5.4%) (a)	5,941	79,731
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	374	31,306
JNL/WMC Equity Income Fund - Class I (5.5%) (a)	3,473	63,965
		475,821
Alternative 12.5%
Jackson Credit Opportunities Fund (27.4%) (a)	8,170	84,151
JNL Multi-Manager Alternative Fund - Class I (11.5%) (a)	8,470	104,861
JNL/First Sentier Global Infrastructure Fund - Class I (5.9%) (a)	2,406	42,329
JNL/Heitman U.S. Focused Real Estate Fund - Class I (5.1%) (a)	1,117	10,532
JNL/JPMorgan Hedged Equity Fund - Class I (2.4%) (a)	1,373	20,918
		262,791
Domestic Balanced 6.8%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.0%) (a)	5,338	141,982
International Equity 5.2%
JNL Multi-Manager International Small Cap Fund - Class I (2.3%) (a)	1,379	15,718
JNL/Causeway International Value Select Fund - Class I (2.3%) (a)	2,326	47,337
JNL/WCM Focused International Equity Fund - Class I (2.7%) (a)	2,996	46,953
		110,008
Emerging Markets Equity 3.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.4%) (a)	2,415	20,983
JNL/GQG Emerging Markets Equity Fund - Class I (5.0%) (a)	2,961	47,082
		68,065
Global Equity 3.0%
JNL/Harris Oakmark Global Equity Fund - Class I (4.5%) (a)	2,271	31,797
JNL/Loomis Sayles Global Growth Fund - Class I (4.2%) (a)	1,854	31,232
		63,029
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.3%) (a)	4,027	47,030
Total Investment Companies (cost $1,863,003)		2,101,984
Total Investments 100.0% (cost $1,863,003)		2,101,984
Other Assets and Liabilities, Net (0.0)%		(427)
Total Net Assets 100.0%		2,101,557

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 34.5%
JNL Multi-Manager Mid Cap Fund - Class I (11.8%) (a)	8,902	183,726
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,542	67,353
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,661	78,454
JNL Multi-Manager U.S. Select Equity Fund - Class I (34.1%) (a)	15,806	228,076
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.8%) (a)	2,353	57,965
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	7,047	126,214
JNL/Morningstar Wide Moat Index Fund - Class I (10.8%) (a)	11,886	159,514
JNL/Newton Equity Income Fund - Class I (3.3%) (a)	2,444	77,944
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,256	105,042
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	4,264	124,344
JNL/WMC Equity Income Fund - Class I (10.1%) (a)	6,350	116,965
		1,325,597
Domestic Fixed Income 28.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.7%) (a)	15,245	210,382
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	19,789	210,358
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (13.7%) (a)	17,970	220,132
JNL/Lord Abbett Short Duration Income Fund - Class I (17.1%) (a)	11,180	114,483
JNL/PIMCO Income Fund - Class I (5.5%) (a)	7,447	85,943
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.5%) (a)	3,164	38,440
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	1,659	19,228
JNL/PPM America Total Return Fund - Class I (8.0%) (a)	10,514	134,054
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.8%) (a)	4,826	57,240
		1,090,260
Alternative 11.1%
Jackson Credit Opportunities Fund (42.8%) (a)	12,755	131,376
JNL Multi-Manager Alternative Fund - Class I (20.9%) (a)	15,448	191,250
JNL/First Sentier Global Infrastructure Fund - Class I (9.2%) (a)	3,735	65,700
JNL/Heitman U.S. Focused Real Estate Fund - Class I (18.7%) (a)	4,097	38,634
		426,960
International Equity 10.8%
JNL Multi-Manager International Small Cap Fund - Class I (8.6%) (a)	5,218	59,488
JNL/Causeway International Value Select Fund - Class I (8.6%) (a)	8,507	173,114
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	11,544	180,896
		413,498
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.6%) (a)	8,660	230,346
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.5%) (a)	6,609	57,428
JNL/GQG Emerging Markets Equity Fund - Class I (10.1%) (a)	5,981	95,099
		152,527
Global Equity 3.5%
JNL/Harris Oakmark Global Equity Fund - Class I (8.1%) (a)	4,151	58,106
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,490	75,654
		133,760

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
Emerging Markets Fixed Income 1.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.8%) (a)	5,711	66,709
Total Investment Companies (cost $3,225,568)		3,839,657
Total Investments 100.0% (cost $3,225,568)		3,839,657
Other Assets and Liabilities, Net (0.0)%		(1,328)
Total Net Assets 100.0%		3,838,329

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.0%
American Funds American Mutual Fund - Class R-6	5,538	301,273
American Funds Insurance Series - Growth Fund - Class 1	4,435	496,631
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,073	502,459
American Funds Investment Company of America Fund - Class R-6	11,276	625,458
		1,925,821
Domestic Fixed Income 17.7%
American Funds Inflation Linked Bond Fund - Class R-6	6,317	57,673
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,660	15,491
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,400	76,864
American Funds Insurance Series - The Bond Fund of America - Class 1	30,466	288,513
American Funds Mortgage Fund - Class R-6	15,795	138,207
American Funds Strategic Bond Fund - Class R-6	11,683	105,499
		682,247
Global Equity 15.8%
American Funds Insurance Series - Global Growth Fund - Class 1	8,891	334,817
American Funds SMALLCAP World Fund - Class R-6	3,825	272,364
		607,181
International Equity 11.0%
American Funds EuroPacific Growth Fund - Class R-6	3,589	210,933
American Funds International Growth and Income Fund - Class R-6	5,607	211,650
		422,583
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	2,195	173,150
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,843	38,353
Total Investment Companies (cost $3,702,487)		3,849,335
Total Investments 100.0% (cost $3,702,487)		3,849,335
Other Assets and Liabilities, Net (0.0)%		(553)
Total Net Assets 100.0%		3,848,782

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.5%
American Funds American Mutual Fund - Class R-6	3,052	166,028
American Funds Insurance Series - Growth Fund - Class 1	1,907	213,487
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,487	279,294
American Funds Investment Company of America Fund - Class R-6	5,701	316,213
		975,022
Domestic Fixed Income 36.2%
American Funds Inflation Linked Bond Fund - Class R-6	5,258	48,007
	Shares	Value ($)
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,284	75,801
American Funds Insurance Series - The Bond Fund of America - Class 1	46,731	442,542
American Funds Mortgage Fund - Class R-6	19,755	172,852
American Funds Strategic Bond Fund - Class R-6	19,532	176,374
		915,576
Global Equity 11.8%
American Funds Insurance Series - Global Growth Fund - Class 1	3,837	144,517
American Funds SMALLCAP World Fund - Class R-6	2,155	153,443
		297,960
International Equity 8.5%
American Funds EuroPacific Growth Fund - Class R-6	1,821	106,998
American Funds International Growth and Income Fund - Class R-6	2,843	107,321
		214,319
Emerging Markets Equity 3.0%
American Funds New World Fund - Class R-6	961	75,806
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,366	50,420
Total Investment Companies (cost $2,583,487)		2,529,103
Total Investments 100.0% (cost $2,583,487)		2,529,103
Other Assets and Liabilities, Net (0.0)%		(27)
Total Net Assets 100.0%		2,529,076

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.7%
JNL Multi-Manager Mid Cap Fund - Class I (5.2%) (a)	3,941	81,339
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	531	23,205
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,205	47,244
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.9%) (a)	2,378	199,715
JNL/ClearBridge Large Cap Growth Fund - Class I (11.9%) (a)	8,501	215,742
JNL/Invesco Diversified Dividend Fund - Class I (13.0%) (a)	8,706	139,906
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	657	46,256
JNL/JPMorgan U.S. Value Fund - Class I (4.5%) (a)	4,554	81,567
JNL/Newton Equity Income Fund - Class I (1.5%) (a)	1,103	35,166
JNL/T. Rowe Price Established Growth Fund - Class I (1.8%) (a)	2,321	194,141
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	275	23,288
JNL/T. Rowe Price Value Fund - Class I (5.4%) (a)	9,277	270,509
JNL/WMC Value Fund - Class I (8.0%) (a)	2,994	105,269
		1,463,347
International Equity 18.0%
JNL/Causeway International Value Select Fund - Class I (8.0%) (a)	7,970	162,195
JNL/Lazard International Strategic Equity Fund - Class I (15.8%) (a)	4,870	81,129
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	6,533	102,366
JNL/William Blair International Leaders Fund - Class I (6.6%) (a)	5,371	68,374
		414,064
Domestic Fixed Income 7.2%
JNL/DoubleLine Total Return Fund - Class I (2.6%) (a)	5,058	53,768
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.2%) (a)	1,088	13,216
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	1,181	22,019

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	4,246	54,137
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.3%) (a)	1,939	22,999
		166,139
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (5.5%) (a)	3,554	103,193
Alternative 2.2%
JNL Multi-Manager Alternative Fund - Class I (5.0%) (a)	3,688	45,661
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.8%) (a)	340	5,695
		51,356
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.5%) (a)	2,498	21,709
JNL/GQG Emerging Markets Equity Fund - Class I (2.4%) (a)	1,451	23,078
		44,787
Emerging Markets Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.9%) (a)	3,803	44,422
Money Market 0.5%
JNL/WMC Government Money Market Fund - Class I (0.4%) (a)	11,424	11,424
Total Investment Companies (cost $1,678,037)		2,298,732
Total Investments 100.0% (cost $1,678,037)		2,298,732
Other Assets and Liabilities, Net (0.0)%		(990)
Total Net Assets 100.0%		2,297,742

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 72.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	6,035	83,290
JNL/DoubleLine Total Return Fund - Class I (4.9%) (a)	9,620	102,257
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.3%) (a)	4,329	53,029
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.9%) (a)	4,933	68,180
JNL/PIMCO Income Fund - Class I (4.1%) (a)	5,572	64,305
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.2%) (a)	3,743	45,473
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,615	30,308
JNL/PPM America High Yield Bond Fund - Class I (0.2%) (a)	203	3,785
JNL/PPM America Total Return Fund - Class I (5.4%) (a)	7,129	90,894
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.4%) (a)	639	7,575
		549,096
Domestic Equity 13.5%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	369	7,608
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	83	3,616
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	178	3,827
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.2%) (a)	112	9,401
JNL/ClearBridge Large Cap Growth Fund - Class I (0.4%) (a)	297	7,532
JNL/DFA U.S. Core Equity Fund - Class I (1.6%) (a)	858	24,722
JNL/Invesco Diversified Dividend Fund - Class I (1.4%) (a)	948	15,231
JNL/JPMorgan MidCap Growth Fund - Class I (0.1%) (a)	52	3,653
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	90	7,536
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	45	3,804
	Shares	Value ($)
JNL/T. Rowe Price Value Fund - Class I (0.3%) (a)	523	15,241
		102,171
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.9%) (a)	932	18,970
JNL/Lazard International Strategic Equity Fund - Class I (0.7%) (a)	228	3,796
JNL/William Blair International Leaders Fund - Class I (1.1%) (a)	885	11,272
		34,038
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.2%) (a)	2,431	30,266
Alternative 2.0%
JNL Multi-Manager Alternative Fund - Class I (1.7%) (a)	1,222	15,132
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,295	15,125
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	873	7,589
Money Market 0.5%
JNL/WMC Government Money Market Fund - Class I (0.1%) (a)	3,638	3,638
Total Investment Companies (cost $719,281)		757,055
Total Investments 100.0% (cost $719,281)		757,055
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		757,020

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.2%
JNL Multi-Manager Mid Cap Fund - Class I (10.2%) (a)	7,724	159,423
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,045	45,618
JNL Multi-Manager Small Cap Value Fund - Class I (4.9%) (a)	4,316	92,492
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.4%) (a)	3,872	325,219
JNL/ClearBridge Large Cap Growth Fund - Class I (20.9%) (a)	14,982	380,239
JNL/Invesco Diversified Dividend Fund - Class I (25.4%) (a)	17,062	274,188
JNL/JPMorgan MidCap Growth Fund - Class I (1.9%) (a)	968	68,103
JNL/JPMorgan U.S. Value Fund - Class I (8.8%) (a)	8,908	159,548
JNL/Newton Equity Income Fund - Class I (2.0%) (a)	1,442	45,986
JNL/T. Rowe Price Established Growth Fund - Class I (3.6%) (a)	4,561	381,430
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.7%) (a)	539	45,606
JNL/T. Rowe Price Value Fund - Class I (9.2%) (a)	15,738	458,908
JNL/WMC Value Fund - Class I (13.9%) (a)	5,211	183,202
		2,619,962
Domestic Fixed Income 17.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	8,209	113,288
JNL/DoubleLine Total Return Fund - Class I (9.2%) (a)	18,168	193,131
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.5%) (a)	9,365	113,781
JNL/PIMCO Real Return Fund - Class I (4.9%) (a)	5,770	66,873
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	3,529	65,819
JNL/PPM America Total Return Fund - Class I (10.3%) (a)	13,548	172,734
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.5%) (a)	3,800	45,073
		770,699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
International Equity 15.5%
JNL/Causeway International Value Select Fund - Class I (14.1%) (a)	13,931	283,506
JNL/Lazard International Strategic Equity Fund - Class I (26.5%) (a)	8,183	136,332
JNL/WCM Focused International Equity Fund - Class I (7.6%) (a)	8,489	133,021
JNL/William Blair International Leaders Fund - Class I (13.9%) (a)	11,400	145,126
		697,985
Global Equity 3.0%
JNL/Invesco Global Growth Fund - Class I (7.2%) (a)	4,641	134,769
Alternative 2.2%
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	7,252	89,784
JNL/Neuberger Berman Commodity Strategy Fund - Class I (15.5%) (a)	676	11,315
		101,099
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.7%) (a)	7,589	88,635
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.4%) (a)	2,434	21,154
JNL/GQG Emerging Markets Equity Fund - Class I (4.8%) (a)	2,848	45,279
		66,433
Money Market 0.5%
JNL/WMC Government Money Market Fund - Class I (0.8%) (a)	22,431	22,431
Total Investment Companies (cost $3,402,590)		4,502,013
Total Investments 100.0% (cost $3,402,590)		4,502,013
Other Assets and Liabilities, Net (0.0)%		(1,645)
Total Net Assets 100.0%		4,500,368

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 55.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.5%) (a)	10,269	141,710
JNL/DoubleLine Total Return Fund - Class I (9.0%) (a)	17,774	188,941
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.7%) (a)	6,177	75,665
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.0%) (a)	8,960	123,831
JNL/PIMCO Income Fund - Class I (7.9%) (a)	10,681	123,260
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.5%) (a)	9,384	114,014
JNL/PIMCO Real Return Fund - Class I (4.2%) (a)	4,897	56,754
JNL/PPM America High Yield Bond Fund - Class I (1.7%) (a)	1,526	28,462
JNL/PPM America Total Return Fund - Class I (10.2%) (a)	13,358	170,311
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.4%) (a)	2,403	28,497
		1,051,445
Domestic Equity 27.9%
JNL Multi-Manager Mid Cap Fund - Class I (2.5%) (a)	1,858	38,356
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	441	19,261
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	907	19,426
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.8%) (a)	487	40,936
JNL/ClearBridge Large Cap Growth Fund - Class I (3.6%) (a)	2,616	66,404
JNL/DFA U.S. Core Equity Fund - Class I (3.1%) (a)	1,667	48,018
JNL/Invesco Diversified Dividend Fund - Class I (6.2%) (a)	4,189	67,316
	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	134	9,453
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	908	75,961
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	110	9,258
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	3,627	105,752
JNL/WMC Value Fund - Class I (2.2%) (a)	822	28,897
		529,038
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (3.3%) (a)	3,288	66,906
JNL/Lazard International Strategic Equity Fund - Class I (9.3%) (a)	2,869	47,805
JNL/WCM Focused International Equity Fund - Class I (1.0%) (a)	1,159	18,155
JNL/William Blair International Leaders Fund - Class I (3.6%) (a)	2,974	37,860
		170,726
Alternative 2.2%
JNL Multi-Manager Alternative Fund - Class I (4.2%) (a)	3,068	37,979
JNL/Neuberger Berman Commodity Strategy Fund - Class I (6.6%) (a)	285	4,771
		42,750
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.7%) (a)	3,247	37,922
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.3%) (a)	3,044	37,895
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.1%) (a)	1,098	9,544
JNL/GQG Emerging Markets Equity Fund - Class I (1.0%) (a)	599	9,530
		19,074
Money Market 0.5%
JNL/WMC Government Money Market Fund - Class I (0.3%) (a)	9,428	9,428
Total Investment Companies (cost $1,677,528)		1,898,278
Total Investments 100.0% (cost $1,677,528)		1,898,278
Other Assets and Liabilities, Net (0.0)%		(284)
Total Net Assets 100.0%		1,897,994

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.5%
JNL Multi-Manager Mid Cap Fund - Class I (8.1%) (a)	6,082	125,523
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	962	41,998
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,977	42,366
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.0%) (a)	1,845	154,965
JNL/ClearBridge Large Cap Growth Fund - Class I (14.7%) (a)	10,567	268,190
JNL/Invesco Diversified Dividend Fund - Class I (15.6%) (a)	10,441	167,784
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	572	40,276
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	7,011	125,573
JNL/Newton Equity Income Fund - Class I (1.8%) (a)	1,322	42,173
JNL/T. Rowe Price Established Growth Fund - Class I (2.7%) (a)	3,459	289,286
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.7%) (a)	495	41,885
JNL/T. Rowe Price Value Fund - Class I (5.9%) (a)	10,091	294,263
JNL/WMC Value Fund - Class I (9.6%) (a)	3,585	126,033
		1,760,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
Domestic Fixed Income 37.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.6%) (a)	14,976	206,663
JNL/DoubleLine Total Return Fund - Class I (12.8%) (a)	25,313	269,077
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.3%) (a)	8,287	101,512
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (15.1%) (a)	15,029	207,700
JNL/PIMCO Income Fund - Class I (9.2%) (a)	12,426	143,397
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.4%) (a)	11,953	145,231
JNL/PIMCO Real Return Fund - Class I (7.6%) (a)	8,937	103,585
JNL/PPM America High Yield Bond Fund - Class I (3.8%) (a)	3,319	61,906
JNL/PPM America Total Return Fund - Class I (14.5%) (a)	19,119	243,761
JNL/T. Rowe Price U.S. High Yield Fund - Class I (11.7%) (a)	5,229	62,014
		1,544,846
International Equity 12.5%
JNL/Causeway International Value Select Fund - Class I (9.8%) (a)	9,734	198,097
JNL/Lazard International Strategic Equity Fund - Class I (20.3%) (a)	6,263	104,344
JNL/WCM Focused International Equity Fund - Class I (7.6%) (a)	8,487	132,989
JNL/William Blair International Leaders Fund - Class I (7.9%) (a)	6,472	82,386
		517,816
Alternative 2.2%
JNL Multi-Manager Alternative Fund - Class I (9.1%) (a)	6,699	82,935
JNL/Neuberger Berman Commodity Strategy Fund - Class I (14.3%) (a)	621	10,389
		93,324
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.6%) (a)	7,082	82,713
Global Equity 1.5%
JNL/Invesco Global Growth Fund - Class I (3.3%) (a)	2,132	61,927
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,293	19,926
JNL/GQG Emerging Markets Equity Fund - Class I (4.4%) (a)	2,621	41,671
		61,597
Money Market 0.5%
JNL/WMC Government Money Market Fund - Class I (0.7%) (a)	20,474	20,474
Total Investment Companies (cost $3,414,141)		4,143,012
Total Investments 100.0% (cost $3,414,141)		4,143,012
Other Assets and Liabilities, Net (0.0)%		(1,128)
Total Net Assets 100.0%		4,141,884

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 61.3%
iShares Cohen & Steers REIT ETF (a)	60	3,454
iShares Core Dividend Growth ETF	435	25,239
iShares Core S&P 500 ETF	66	34,862
iShares Core S&P Mid-Cap ETF	495	30,051
iShares Core S&P U.S. Growth ETF (a)	297	34,771
iShares Morningstar Value ETF	330	25,380
iShares MSCI USA Quality Factor ETF	147	24,246
iShares S&P Small-Cap 600 Growth ETF (a)	41	5,328
iShares U.S. Utilities ETF (a)	21	1,765
T. Rowe Price Capital Appreciation Equity ETF	460	13,907
VanEck Morningstar Wide Moat ETF	156	14,025
		213,028
	Shares	Value ($)
Domestic Fixed Income 17.8%
iShares 0-5 Year High Yield Corporate Bond ETF	201	8,559
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	200	10,304
iShares Core U.S. Aggregate Bond ETF	263	25,745
iShares MBS ETF	186	17,155
		61,763
International Equity 14.8%
iShares Core MSCI EAFE ETF	325	24,122
iShares MSCI Intl Quality Factor ETF (a)	690	27,385
		51,507
Emerging Markets Equity 4.5%
iShares Core MSCI Emerging Markets ETF	299	15,449
Global Equity 1.5%
iShares Global Healthcare ETF (a)	55	5,171
Total Investment Companies (cost $309,783)		346,918
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	4,044	4,044
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	617	617
Total Short Term Investments (cost $4,661)		4,661
Total Investments 101.2% (cost $314,444)		351,579
Other Assets and Liabilities, Net (1.2)%		(4,260)
Total Net Assets 100.0%		347,319

(a)  All or a portion of the security was on loan as of March 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 57.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	309	13,125
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	550	28,356
iShares Core U.S. Aggregate Bond ETF	424	41,498
iShares MBS ETF	372	34,397
		117,376
Domestic Equity 32.6%
iShares Core Dividend Growth ETF (a)	159	9,238
iShares Core S&P 500 ETF	26	13,877
iShares Core S&P Mid-Cap ETF	137	8,340
iShares Core S&P U.S. Growth ETF	53	6,152
iShares Morningstar Value ETF (a)	87	6,709
iShares MSCI USA Quality Factor ETF	37	6,128
iShares S&P Small-Cap 600 Growth ETF	16	2,092
iShares U.S. Utilities ETF	18	1,554
T. Rowe Price Capital Appreciation Equity ETF (a)	204	6,151
VanEck Morningstar Wide Moat ETF (a)	69	6,203
		66,444
International Equity 7.5%
iShares Core MSCI EAFE ETF	75	5,588
iShares MSCI Intl Quality Factor ETF (a)	242	9,589
		15,177
Emerging Markets Equity 2.2%
iShares Core MSCI Emerging Markets ETF	88	4,555
Total Investment Companies (cost $202,761)		203,552
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	842	842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	487	487
Total Short Term Investments (cost $1,329)		1,329
Total Investments 100.7% (cost $204,090)		204,881
Other Assets and Liabilities, Net (0.7)%		(1,355)
Total Net Assets 100.0%		203,526

(a)  All or a portion of the security was on loan as of March 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.7%
iShares Cohen & Steers REIT ETF (a)	42	2,435
iShares Core Dividend Growth ETF (a)	310	17,977
iShares Core S&P 500 ETF	53	27,823
iShares Core S&P Mid-Cap ETF	328	19,917
iShares Core S&P U.S. Growth ETF	251	29,383
iShares Morningstar Value ETF (a)	224	17,256
iShares MSCI USA Quality Factor ETF	89	14,633
iShares S&P Small-Cap 600 Growth ETF (a)	25	3,328
iShares U.S. Utilities ETF	29	2,488
T. Rowe Price Capital Appreciation Equity ETF (a)	378	11,432
VanEck Morningstar Wide Moat ETF	128	11,526
		158,198
Domestic Fixed Income 37.7%
iShares 0-5 Year High Yield Corporate Bond ETF	359	15,270
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	391	20,155
iShares Core U.S. Aggregate Bond ETF	494	48,346
iShares MBS ETF	418	38,659
		122,430
International Equity 9.4%
iShares Core MSCI EAFE ETF	196	14,558
iShares MSCI Intl Quality Factor ETF (a)	405	16,069
		30,627
Emerging Markets Equity 3.2%
iShares Core MSCI Emerging Markets ETF	203	10,473
Global Equity 1.0%
iShares Global Healthcare ETF	35	3,237
Total Investment Companies (cost $304,835)		324,965
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	2,630	2,630
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	127	127
Total Short Term Investments (cost $2,757)		2,757
Total Investments 100.9% (cost $307,592)		327,722
Other Assets and Liabilities, Net (0.9)%		(2,828)
Total Net Assets 100.0%		324,894

(a)  All or a portion of the security was on loan as of March 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.2%
Vanguard Dividend Appreciation ETF (a)	924	168,749
Vanguard Growth ETF	494	170,182
Vanguard Mid-Cap ETF	303	75,735
Vanguard Real Estate ETF	240	20,777
Vanguard S&P Small-Cap 600 Growth ETF (a)	568	63,848
Vanguard Small-Cap ETF	285	65,188
Vanguard Total Stock Market ETF	1,646	427,899
	Shares	Value ($)
Vanguard Value ETF (a)	1,713	278,937
		1,271,315
International Equity 17.2%
Vanguard FTSE Developed Markets ETF	5,476	274,735
Vanguard International Dividend Appreciation ETF (a)	1,078	87,884
		362,619
Domestic Fixed Income 17.0%
Vanguard Intermediate-Term Corporate Bond ETF	511	41,107
Vanguard Intermediate-Term Treasury ETF (a)	874	51,143
Vanguard Mortgage-Backed Securities ETF (a)	2,709	123,572
Vanguard Total Bond Market ETF	1,980	143,767
		359,589
Emerging Markets Equity 3.6%
Vanguard FTSE Emerging Markets ETF	1,849	77,242
Emerging Markets Fixed Income 2.0%
Vanguard Emerging Markets Government Bond ETF (a)	652	41,640
Total Investment Companies (cost $1,995,864)		2,112,405
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	611	611
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	334	334
Total Short Term Investments (cost $945)		945
Total Investments 100.1% (cost $1,996,809)		2,113,350
Other Assets and Liabilities, Net (0.1)%		(1,704)
Total Net Assets 100.0%		2,111,646

(a)  All or a portion of the security was on loan as of March 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 52.7%
Vanguard Intermediate-Term Corporate Bond ETF (a)	273	22,016
Vanguard Intermediate-Term Treasury ETF (a)	562	32,901
Vanguard Mortgage-Backed Securities ETF	2,057	93,829
Vanguard Short-Term Corporate Bond ETF	460	35,526
Vanguard Short-Term Inflation-Protected Securities ETF	172	8,233
Vanguard Total Bond Market ETF	1,402	101,824
		294,329
Domestic Equity 31.5%
Vanguard Dividend Appreciation ETF	124	22,612
Vanguard Growth ETF	83	28,504
Vanguard Mid-Cap ETF	46	11,589
Vanguard Real Estate ETF	32	2,790
Vanguard S&P Small-Cap 600 Growth ETF	64	7,149
Vanguard Small-Cap ETF	32	7,274
Vanguard Total Stock Market ETF	210	54,469
Vanguard Value ETF (a)	256	41,689
		176,076
International Equity 8.8%
Vanguard FTSE Developed Markets ETF	762	38,229
Vanguard International Dividend Appreciation ETF	136	11,075
		49,304
Emerging Markets Fixed Income 5.0%
Vanguard Emerging Markets Government Bond ETF	437	27,922
Emerging Markets Equity 2.0%
Vanguard FTSE Emerging Markets ETF	264	11,044
Total Investment Companies (cost $556,824)		558,675
Total Investments 100.0% (cost $556,824)		558,675
Other Assets and Liabilities, Net 0.0%		68
Total Net Assets 100.0%		558,743

(a)  All or a portion of the security was on loan as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.3%
Vanguard Dividend Appreciation ETF (a)	277	50,561
Vanguard Growth ETF	197	68,003
Vanguard Mid-Cap ETF	99	24,676
Vanguard Real Estate ETF	82	7,119
Vanguard S&P Small-Cap 600 Growth ETF (a)	173	19,434
Vanguard Small-Cap ETF	87	19,848
Vanguard Total Stock Market ETF	564	146,574
Vanguard Value ETF (a)	662	107,798
		444,013
Domestic Fixed Income 34.2%
Vanguard Intermediate-Term Corporate Bond ETF	350	28,173
Vanguard Intermediate-Term Treasury ETF	639	37,408
Vanguard Mortgage-Backed Securities ETF	2,269	103,470
Vanguard Short-Term Corporate Bond ETF	482	37,286
Vanguard Short-Term Inflation-Protected Securities ETF	293	14,033
Vanguard Total Bond Market ETF	1,485	107,873
		328,243
International Equity 12.8%
Vanguard FTSE Developed Markets ETF	1,876	94,108
Vanguard International Dividend Appreciation ETF	347	28,296
		122,404
Emerging Markets Fixed Income 4.0%
Vanguard Emerging Markets Government Bond ETF	597	38,095
Emerging Markets Equity 2.7%
Vanguard FTSE Emerging Markets ETF	619	25,865
Total Investment Companies (cost $920,499)		958,620
SHORT TERM INVESTMENTS 0.0%
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	11	11
Total Short Term Investments (cost $11)		11
Total Investments 100.0% (cost $920,510)		958,631
Other Assets and Liabilities, Net 0.0%		153
Total Net Assets 100.0%		958,784

(a)  All or a portion of the security was on loan as of March 31, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2024, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2024.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,847,226	9,922	39,745	—	2,694	197,781	3,017,878	100.0
	2,847,226	9,922	39,745	—	2,694	197,781	3,017,878	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	390,673	10,287	3,512	2,633	536	11,700	409,684	100.0
	390,673	10,287	3,512	2,633	536	11,700	409,684	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	345,686	668	8,959	—	(1,106)	(6,043)	330,246	100.0
	345,686	668	8,959	—	(1,106)	(6,043)	330,246	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	924,031	13,193	17,265	—	2,576	99,059	1,021,594	100.0
	924,031	13,193	17,265	—	2,576	99,059	1,021,594	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	674,901	973	20,726	—	(4,480)	18,839	669,507	100.0
	674,901	973	20,726	—	(4,480)	18,839	669,507	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	5,091,753	96,909	54,067	—	11,599	629,708	5,775,902	100.0
	5,091,753	96,909	54,067	—	11,599	629,708	5,775,902	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,326,417	9,062	238,192	—	40,104	1,052,795	11,190,186	100.0
	10,326,417	9,062	238,192	—	40,104	1,052,795	11,190,186	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,453,334	926	42,745	—	193	93,636	1,505,344	100.0
	1,453,334	926	42,745	—	193	93,636	1,505,344	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,430,746	1,987	48,868	—	4,062	68,878	1,456,805	100.0
	1,430,746	1,987	48,868	—	4,062	68,878	1,456,805	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,761,151	5,246	98,341	—	10,267	333,193	4,011,516	100.0
	3,761,151	5,246	98,341	—	10,267	333,193	4,011,516	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,030,828	16,221	11,822	—	(1,139)	(7,805)	1,026,283	100.0
	1,030,828	16,221	11,822	—	(1,139)	(7,805)	1,026,283	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	842,605	5,872	25,168	—	(5,570)	23,560	841,299	100.1
	842,605	5,872	25,168	—	(5,570)	23,560	841,299	100.1
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,299,247	1,482	82,351	—	(142)	130,552	2,348,788	100.1
	2,299,247	1,482	82,351	—	(142)	130,552	2,348,788	100.1
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,365,172	2,357	102,346	—	7,248	319,738	3,592,169	100.0
	3,365,172	2,357	102,346	—	7,248	319,738	3,592,169	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,606,479	14,269	102,550	—	(131)	57,674	2,575,741	100.0
	2,606,479	14,269	102,550	—	(131)	57,674	2,575,741	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	14,398	264	103	—	18	463	15,040	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,015	3,056	231	—	27	907	37,774	2.5
JNL Multi-Manager International Small Cap Fund - Class I	64,709	1,474	430	—	45	2,005	67,803	4.5
JNL Multi-Manager Mid Cap Fund - Class I	134,881	11	11,033	—	4,650	4,822	133,331	8.8
JNL Multi-Manager Small Cap Growth Fund - Class I	39,980	7,276	304	—	74	2,302	49,328	3.3
JNL Multi-Manager Small Cap Value Fund - Class I	50,824	64	4,043	—	1,560	1,920	50,325	3.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	98,801	10,930	11,990	—	2,922	15,573	116,236	7.7
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	36,035	53	16,057	—	(10,393)	12,851	22,489	1.5
JNL/Causeway International Value Select Fund - Class I	95,339	207	7,122	—	1,088	1,418	90,930	6.0
JNL/DoubleLine Core Fixed Income Fund - Class I	54,012	139	1,316	—	29	(261)	52,603	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	61,844	13	15,065	—	5,683	(2,923)	49,552	3.3
JNL/GQG Emerging Markets Equity Fund - Class I	74,911	51	7,725	—	2,365	5,201	74,803	4.9
JNL/Harris Oakmark Global Equity Fund - Class I	88,926	122	12,120	—	1,408	2,046	80,382	5.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,575	1,841	260	—	42	(507)	22,691	1.5
JNL/JPMorgan U.S. Value Fund - Class I	87,509	5	17,853	—	7,463	(679)	76,445	5.0
JNL/Loomis Sayles Global Growth Fund - Class I	73,102	2,859	3,120	—	1,214	3,637	77,692	5.1
JNL/Lord Abbett Short Duration Income Fund - Class I	7,187	14	7,244	—	225	(182)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	101,848	11,712	1,445	—	370	6,090	118,575	7.8
JNL/Newton Equity Income Fund - Class I	—	55,817	545	—	11	2,330	57,613	3.8
JNL/T. Rowe Price Established Growth Fund - Class I	52,474	9,000	4,084	—	1,977	4,534	63,901	4.2
JNL/T. Rowe Price Value Fund - Class I	84,078	—	5,449	—	2,069	7,526	88,224	5.8
JNL/WCM Focused International Equity Fund - Class I	94,786	1,059	5,747	—	397	10,513	101,008	6.7
JNL/WMC Equity Income Fund - Class I	87,808	128	22,996	—	2,141	2,037	69,118	4.6
	1,459,042	106,095	156,282	—	25,385	81,623	1,515,863	100.1
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund	24,723	—	—	—	—	316	25,039	4.3
JNL Multi-Manager Alternative Fund - Class I	29,222	270	1,266	—	3	954	29,183	5.0
JNL Multi-Manager Mid Cap Fund - Class I	7,446	1,422	553	—	147	395	8,857	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	2,948	44	202	—	(50)	211	2,951	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,433	22	309	—	74	232	4,452	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	7,395	5,784	1,528	—	212	1,168	13,031	2.2
JNL/Causeway International Value Select Fund - Class I	5,902	94	311	—	46	113	5,844	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	65,128	838	1,449	—	(82)	(196)	64,239	11.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,850	100	734	—	93	259	14,568	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,903	19	352	—	52	238	5,860	1.0
JNL/DoubleLine Total Return Fund - Class I	71,015	1,025	4,537	—	(236)	(82)	67,185	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	65,185	3,608	1,268	—	20	(333)	67,212	11.5
JNL/First Sentier Global Infrastructure Fund - Class I	8,856	268	1,729	—	(25)	16	7,386	1.3
JNL/GQG Emerging Markets Equity Fund - Class I	8,954	119	1,163	—	56	827	8,793	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	7,281	15	1,896	—	432	(24)	5,808	1.0
JNL/JPMorgan U.S. Value Fund - Class I	11,863	1	1,004	—	126	827	11,813	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	23,538	306	3,592	—	(105)	282	20,429	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	13,356	1,428	830	—	(178)	991	14,767	2.5
JNL/PIMCO Income Fund - Class I	47,385	433	1,640	—	108	378	46,664	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	23,679	210	481	—	(48)	47	23,407	4.0
JNL/PIMCO Real Return Fund - Class I	11,802	176	3,221	—	264	(238)	8,783	1.5
JNL/PPM America Total Return Fund - Class I	59,190	663	1,284	—	(18)	(165)	58,386	10.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	35,585	30	2,200	—	654	1,101	35,170	6.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	17,742	229	797	—	26	300	17,500	3.0
JNL/WCM Focused International Equity Fund - Class I	5,829	6	714	—	(391)	1,047	5,777	1.0
JNL/WMC Equity Income Fund - Class I	11,886	85	772	—	71	592	11,862	2.0
	591,096	17,195	33,832	—	1,251	9,256	584,966	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund	65,749	—	—	—	—	841	66,590	2.1
JNL Multi-Manager Alternative Fund - Class I	90,189	528	1,012	—	165	2,829	92,699	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,781	1	804	—	99	1,286	54,363	1.8
JNL Multi-Manager International Small Cap Fund - Class I	106,904	—	1,874	—	157	3,198	108,385	3.5
JNL Multi-Manager Mid Cap Fund - Class I	239,038	—	14,114	—	5,953	10,925	241,802	7.8
JNL Multi-Manager Small Cap Growth Fund - Class I	63,202	3,905	592	—	143	3,464	70,122	2.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	87,294	24	13,789	—	3,364	2,269	79,162	2.6
JNL Multi-Manager U.S. Select Equity Fund - Class I	136,694	77,000	17,008	—	4,151	21,840	222,677	7.2
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	50,696	—	15,837	—	(10,242)	13,902	38,519	1.2
JNL/Blackrock Global Natural Resources Fund - Class I	15,171	15	14,313	—	(814)	(59)	—	—
JNL/Causeway International Value Select Fund - Class I	191,829	63	2,816	—	468	4,816	194,360	6.3
JNL/DoubleLine Core Fixed Income Fund - Class I	136,183	44	12,097	—	(649)	66	123,547	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	30,208	467	643	—	39	694	30,765	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,698	3	16,676	—	7,311	(3,121)	78,215	2.5
JNL/DoubleLine Total Return Fund - Class I	135,729	47	26,960	—	(1,401)	814	108,229	3.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	67,923	17,665	341	—	9	(340)	84,916	2.7
JNL/First Sentier Global Infrastructure Fund - Class I	53,128	36	6,405	—	2,017	(2,032)	46,744	1.5
JNL/GQG Emerging Markets Equity Fund - Class I	106,703	—	10,004	—	3,366	7,388	107,453	3.5
JNL/Harris Oakmark Global Equity Fund - Class I	128,635	41	38,528	—	4,795	(797)	94,146	3.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	29,911	2,250	436	—	71	(716)	31,080	1.0
JNL/JPMorgan U.S. Value Fund - Class I	153,589	—	40,066	—	18,379	(6,744)	125,158	4.0
JNL/Loomis Sayles Global Growth Fund - Class I	115,509	—	9,393	—	3,683	3,863	113,662	3.7
JNL/Lord Abbett Short Duration Income Fund - Class I	72,515	14	34,449	—	298	200	38,578	1.2
JNL/Morningstar Wide Moat Index Fund - Class I	165,270	15,470	3,094	—	216	10,142	188,004	6.1
JNL/Newton Equity Income Fund - Class I	—	101,103	1,665	—	33	4,194	103,665	3.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	15,093	8,347	173	—	(7)	27	23,287	0.7
JNL/T. Rowe Price Established Growth Fund - Class I	98,599	21,000	8,700	—	4,213	8,053	123,165	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	30,191	631	566	—	5	562	30,823	1.0
JNL/T. Rowe Price Value Fund - Class I	154,567	—	15,198	—	5,831	11,593	156,793	5.1
JNL/WCM Focused International Equity Fund - Class I	189,132	1,170	12,054	—	810	20,895	199,953	6.4
JNL/WMC Equity Income Fund - Class I	151,643	37	33,521	—	3,140	4,336	125,635	4.1
	3,025,773	249,861	353,128	—	55,603	124,388	3,102,497	100.1
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund	83,089	—	—	—	—	1,062	84,151	4.0
JNL Multi-Manager Alternative Fund - Class I	93,708	10,545	2,629	—	364	2,873	104,861	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	15,872	5,161	547	—	68	429	20,983	1.0
JNL Multi-Manager International Small Cap Fund - Class I	16,140	6	918	—	198	292	15,718	0.8
JNL Multi-Manager Mid Cap Fund - Class I	64,320	—	5,157	—	2,123	2,293	63,579	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	21,419	17	1,613	—	497	655	20,975	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,881	29	3,078	—	1,636	1,300	42,768	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	58,314	30,109	10,625	—	2,645	8,190	88,633	4.2
JNL/Causeway International Value Select Fund - Class I	47,363	84	1,412	—	376	926	47,337	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	148,640	6,011	2,081	—	9	(654)	151,925	7.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	47,856	52	2,018	—	104	1,036	47,030	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	26,614	9	6,661	—	2,596	(1,426)	21,132	1.0
JNL/DoubleLine Total Return Fund - Class I	159,222	99	11,654	—	(630)	(93)	146,944	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	175,485	1,312	2,744	—	44	(899)	173,198	8.3
JNL/First Sentier Global Infrastructure Fund - Class I	47,848	46	5,566	—	1,110	(1,109)	42,329	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	48,117	37	5,839	—	1,807	2,960	47,082	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	37,441	26	7,040	—	1,844	(474)	31,797	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,687	404	332	—	(12)	(215)	10,532	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	25,796	51	6,388	—	1,912	(453)	20,918	1.0
JNL/JPMorgan U.S. Value Fund - Class I	64,033	14	5,472	—	698	4,459	63,732	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	26,496	5,068	2,120	—	743	1,045	31,232	1.5
JNL/Lord Abbett Short Duration Income Fund - Class I	78,445	98	11,023	—	(313)	907	68,114	3.2
JNL/Morningstar Wide Moat Index Fund - Class I	75,039	4,506	4,280	—	677	3,789	79,731	3.8
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,930	51	10,169	—	(1,160)	1,348	—	—
JNL/PIMCO Income Fund - Class I	105,668	216	2,240	—	225	869	104,738	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,757	372	1,056	—	(33)	32	63,072	3.0
JNL/PIMCO Real Return Fund - Class I	42,043	15	10,723	—	1,468	(1,379)	31,424	1.5
JNL/PPM America Total Return Fund - Class I	137,977	1,228	2,493	—	170	(604)	136,278	6.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	143,591	—	8,707	—	3,200	3,898	141,982	6.8
JNL/T. Rowe Price Established Growth Fund - Class I	31,461	48	3,947	—	1,932	1,812	31,306	1.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,342	40	1,891	—	306	768	57,565	2.7
JNL/WCM Focused International Equity Fund - Class I	47,451	80	5,936	—	(113)	5,471	46,953	2.2
JNL/WMC Equity Income Fund - Class I	64,212	30	3,853	—	363	3,213	63,965	3.1
	2,119,257	65,764	150,212	—	24,854	42,321	2,101,984	100.0
JNL Moderate Growth Allocation Fund

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Credit Opportunities Fund	129,718	—	—	—	—	1,658	131,376	3.4
JNL Multi-Manager Alternative Fund - Class I	167,756	19,933	2,279	—	341	5,499	191,250	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	47,477	9,258	698	—	91	1,300	57,428	1.5
JNL Multi-Manager International Small Cap Fund - Class I	59,792	21	2,164	—	218	1,621	59,488	1.6
JNL Multi-Manager Mid Cap Fund - Class I	192,512	—	21,962	—	7,844	5,332	183,726	4.8
JNL Multi-Manager Small Cap Growth Fund - Class I	57,826	8,500	2,299	—	819	2,507	67,353	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	77,284	—	4,183	—	1,604	3,749	78,454	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,422	88,942	19,803	—	4,933	20,582	228,076	5.9
JNL/Blackrock Global Natural Resources Fund - Class I	28,224	—	26,593	—	(1,515)	(116)	—	—
JNL/Causeway International Value Select Fund - Class I	175,943	—	7,578	—	1,253	3,496	173,114	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	209,441	4,355	2,505	—	21	(930)	210,382	5.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	66,860	240	1,997	—	59	1,547	66,709	1.7
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	67,009	—	12,121	—	5,383	(2,306)	57,965	1.5
JNL/DoubleLine Total Return Fund - Class I	209,454	4,153	2,265	—	36	(1,020)	210,358	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	219,479	4,435	2,710	—	43	(1,115)	220,132	5.7
JNL/First Sentier Global Infrastructure Fund - Class I	76,267	—	10,511	—	3,306	(3,362)	65,700	1.7
JNL/GQG Emerging Markets Equity Fund - Class I	96,191	94	10,797	—	2,866	6,745	95,099	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	82,728	—	27,082	—	7,052	(4,592)	58,106	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,690	1,617	844	—	(84)	(745)	38,634	1.0
JNL/JPMorgan Hedged Equity Fund - Class I	55,480	—	58,244	—	17,116	(14,352)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	143,601	—	28,459	—	3,896	7,176	126,214	3.3
JNL/Loomis Sayles Global Growth Fund - Class I	57,216	18,084	3,611	—	1,233	2,732	75,654	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	130,690	85	17,286	—	(491)	1,485	114,483	3.0
JNL/Morningstar Wide Moat Index Fund - Class I	135,002	21,669	5,707	—	1,083	7,467	159,514	4.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,738	—	18,071	—	(2,244)	2,577	—	—
JNL/Newton Equity Income Fund - Class I	—	76,000	1,229	—	20	3,153	77,944	2.0
JNL/PIMCO Income Fund - Class I	75,884	10,574	1,348	—	135	698	85,943	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,266	612	438	—	(14)	14	38,440	1.0
JNL/PIMCO Real Return Fund - Class I	37,672	5	18,545	—	2,839	(2,743)	19,228	0.5
JNL/PPM America Total Return Fund - Class I	133,471	2,752	1,752	—	119	(536)	134,054	3.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	233,030	—	14,245	—	6,418	5,143	230,346	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	94,205	7,739	8,413	—	4,059	7,452	105,042	2.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,116	405	1,342	—	216	845	57,240	1.5
JNL/T. Rowe Price Value Fund - Class I	134,254	—	24,471	—	9,301	5,260	124,344	3.2
JNL/WCM Focused International Equity Fund - Class I	175,757	153	14,989	—	1,041	18,934	180,896	4.7
JNL/Westchester Capital Event Driven Fund - Class I	18,539	—	18,929	—	4,510	(4,120)	—	—
JNL/WMC Equity Income Fund - Class I	134,417	—	24,274	—	2,260	4,562	116,965	3.1
	3,808,411	279,626	419,744	—	85,767	85,597	3,839,657	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,673	—	—	—	—	(182)	15,491	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	72,868	2,432	148	—	(23)	1,735	76,864	2.0
	88,541	2,432	148	—	(23)	1,553	92,355	2.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	50,104	1,299	236	835	(52)	(695)	50,420	2.0
American Funds Insurance Series - American High-Income Trust - Class 1	74,758	119	812	—	(128)	1,864	75,801	3.0
	124,862	1,418	1,048	835	(180)	1,169	126,221	5.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	63,383	421	20,010	—	3,488	(1,621)	45,661	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	32,801	251	12,000	—	1,461	(804)	21,709	0.9
JNL Multi-Manager Mid Cap Fund - Class I	77,222	149	1,570	—	658	4,880	81,339	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,032	103	171	—	70	1,171	23,205	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	44,544	140	640	—	250	2,950	47,244	2.1
JNL/Blackrock Global Natural Resources Fund - Class I	10,469	216	10,080	—	(824)	219	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	198,060	3	24,525	—	13,893	12,284	199,715	8.7
JNL/Causeway International Value Select Fund - Class I	132,573	28,398	3,042	—	1,000	3,266	162,195	7.1
JNL/ClearBridge Large Cap Growth Fund - Class I	208,918	3	20,014	—	11,793	15,042	215,742	9.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	43,390	26	59	—	1	1,064	44,422	1.9
JNL/DoubleLine Total Return Fund - Class I	53,826	196	—	—	—	(254)	53,768	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	22,143	—	1,321	—	20	2,236	23,078	1.0
JNL/Invesco Diversified Dividend Fund - Class I	132,275	80	2,721	—	891	9,381	139,906	6.1
JNL/Invesco Global Growth Fund - Class I	88,694	9,500	4,733	—	1,727	8,005	103,193	4.5
JNL/JPMorgan MidCap Growth Fund - Class I	55,336	—	14,388	—	5,791	(483)	46,256	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	20,928	193	21,015	—	1,187	(1,293)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	43,918	34,013	1,186	—	546	4,276	81,567	3.5
JNL/Lazard International Strategic Equity Fund - Class I	77,459	12	2,149	—	301	5,506	81,129	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,030	353	4,010	—	(585)	907	5,695	0.2
JNL/Newton Equity Income Fund - Class I	32,281	71	235	—	40	3,009	35,166	1.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	19,250	6,052	—	(14)	32	13,216	0.6
JNL/PPM America High Yield Bond Fund - Class I	21,571	49	2	—	—	401	22,019	1.0
JNL/PPM America Total Return Fund - Class I	54,190	125	8	—	—	(170)	54,137	2.4
JNL/T. Rowe Price Established Growth Fund - Class I	186,413	4	14,867	—	6,960	15,631	194,141	8.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,164	5	738	—	309	1,548	23,288	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	23,015	230	—	1	213	22,999	1.0
JNL/T. Rowe Price Value Fund - Class I	253,415	—	12,190	—	4,690	24,594	270,509	11.8
JNL/WCM Focused International Equity Fund - Class I	87,906	8,000	3,827	—	71	10,216	102,366	4.5
JNL/William Blair International Leaders Fund - Class I	43,781	22,320	794	—	(109)	3,176	68,374	3.0
JNL/WMC Government Money Market Fund - Class I	20,426	505	9,507	262	—	—	11,424	0.5
JNL/WMC Value Fund - Class I	132,150	386	33,716	—	11,853	(5,404)	105,269	4.6
	2,191,298	147,787	225,800	262	65,469	119,978	2,298,732	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	23,627	5	9,152	—	1,581	(929)	15,132	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,902	—	506	—	(211)	404	7,589	1.0
JNL Multi-Manager Mid Cap Fund - Class I	7,874	—	800	—	261	273	7,608	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	7,813	34	4,577	—	13	333	3,616	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	—	4,000	364	—	5	186	3,827	0.5
JNL/Blackrock Global Natural Resources Fund - Class I	7,769	214	7,535	—	(500)	52	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	11,815	28	3,902	—	1,242	218	9,401	1.2
JNL/Causeway International Value Select Fund - Class I	11,833	7,505	841	—	120	353	18,970	2.5
JNL/ClearBridge Large Cap Growth Fund - Class I	7,879	16	1,329	—	544	422	7,532	1.0
JNL/DFA U.S. Core Equity Fund - Class I	19,685	5,519	2,527	—	1,253	792	24,722	3.3
JNL/DoubleLine Core Fixed Income Fund - Class I	86,705	102	3,138	—	(20)	(359)	83,290	11.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,786	—	1,029	—	108	260	15,125	2.0
JNL/DoubleLine Total Return Fund - Class I	106,406	164	3,815	—	(70)	(428)	102,257	13.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,217	64	1,977	—	51	(326)	53,029	7.0
JNL/Invesco Diversified Dividend Fund - Class I	15,771	—	1,694	—	440	714	15,231	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	7,868	23	4,903	—	1,110	(445)	3,653	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	86,711	142	18,136	—	(619)	82	68,180	9.0
JNL/Lazard International Strategic Equity Fund - Class I	3,944	—	425	—	45	232	3,796	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	31,559	37	1,523	—	108	85	30,266	4.0
JNL/PIMCO Income Fund - Class I	67,013	41	3,419	—	404	266	64,305	8.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	39,406	7,545	1,489	—	(66)	77	45,473	6.0
JNL/PIMCO Real Return Fund - Class I	31,477	2	1,220	—	172	(123)	30,308	4.0
JNL/PPM America High Yield Bond Fund - Class I	3,944	1	229	—	67	2	3,785	0.5
JNL/PPM America Total Return Fund - Class I	94,593	108	3,502	—	231	(536)	90,894	12.0
JNL/T. Rowe Price Established Growth Fund - Class I	7,878	19	1,274	—	96	817	7,536	1.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	4,000	257	—	1	60	3,804	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3,943	3,969	444	—	28	79	7,575	1.0
JNL/T. Rowe Price Value Fund - Class I	15,766	—	2,235	—	1,204	506	15,241	2.0
JNL/William Blair International Leaders Fund - Class I	—	11,786	526	—	3	9	11,272	1.5
JNL/WMC Government Money Market Fund - Class I	7,617	110	4,089	97	—	—	3,638	0.5
	787,801	45,434	86,857	97	7,601	3,076	757,055	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	126,702	—	40,618	—	7,081	(3,381)	89,784	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	43,944	—	23,519	—	(751)	1,480	21,154	0.5
JNL Multi-Manager Mid Cap Fund - Class I	154,038	—	5,554	—	1,787	9,152	159,423	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	44,044	—	877	—	359	2,092	45,618	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	88,448	—	2,257	—	892	5,409	92,492	2.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Blackrock Global Natural Resources Fund - Class I	20,243	—	19,073	—	(1,821)	651	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	328,361	—	46,282	—	26,205	16,935	325,219	7.2
JNL/Causeway International Value Select Fund - Class I	219,835	61,910	5,593	—	770	6,584	283,506	6.3
JNL/ClearBridge Large Cap Growth Fund - Class I	372,053	—	39,340	—	19,030	28,496	380,239	8.4
JNL/DoubleLine Core Fixed Income Fund - Class I	108,095	9,774	4,098	—	(165)	(318)	113,288	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	87,028	—	516	—	20	2,103	88,635	2.0
JNL/DoubleLine Total Return Fund - Class I	194,109	—	70	—	(4)	(904)	193,131	4.3
JNL/GQG Emerging Markets Equity Fund - Class I	44,077	—	3,265	—	943	3,524	45,279	1.0
JNL/Invesco Diversified Dividend Fund - Class I	263,493	—	9,608	—	2,555	17,748	274,188	6.1
JNL/Invesco Global Growth Fund - Class I	110,120	19,000	6,472	—	1,997	10,124	134,769	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	110,065	—	51,968	—	24,910	(14,904)	68,103	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	84,962	—	84,535	—	4,835	(5,262)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,592	65,500	3,042	—	1,313	8,185	159,548	3.5
JNL/Lazard International Strategic Equity Fund - Class I	132,102	—	5,618	—	574	9,274	136,332	3.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	16,992	—	6,300	—	(913)	1,536	11,315	0.3
JNL/Newton Equity Income Fund - Class I	43,021	—	1,064	—	174	3,855	45,986	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,510	75,711	5,604	—	(148)	312	113,781	2.5
JNL/PIMCO Real Return Fund - Class I	62,771	4,000	—	—	—	102	66,873	1.5
JNL/PPM America High Yield Bond Fund - Class I	64,686	—	66	—	10	1,189	65,819	1.5
JNL/PPM America Total Return Fund - Class I	173,599	—	320	—	1	(546)	172,734	3.8
JNL/T. Rowe Price Established Growth Fund - Class I	371,138	—	34,439	—	16,111	28,620	381,430	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	44,093	—	2,157	—	910	2,760	45,606	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	45,035	381	—	1	418	45,073	1.0
JNL/T. Rowe Price Value Fund - Class I	438,861	—	30,125	—	11,553	38,619	458,908	10.2
JNL/WCM Focused International Equity Fund - Class I	109,537	16,500	5,785	—	161	12,608	133,021	3.0
JNL/William Blair International Leaders Fund - Class I	88,131	53,562	2,682	—	(430)	6,545	145,126	3.2
JNL/WMC Government Money Market Fund - Class I	40,503	454	18,526	518	—	—	22,431	0.5
JNL/WMC Value Fund - Class I	241,286	—	69,533	—	23,154	(11,705)	183,202	4.1
	4,357,439	351,446	529,287	518	141,114	181,301	4,502,013	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	56,701	—	20,342	—	3,539	(1,919)	37,979	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	19,296	—	10,074	—	1,225	(903)	9,544	0.5
JNL Multi-Manager Mid Cap Fund - Class I	38,243	—	2,552	—	1,042	1,623	38,356	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	19,049	35	871	—	356	692	19,261	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,103	3	1,017	—	132	1,205	19,426	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	9,185	43	8,698	—	(913)	383	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,738	507	13,353	—	4,707	1,337	40,936	2.2
JNL/Causeway International Value Select Fund - Class I	48,004	18,979	1,791	—	263	1,451	66,906	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	66,858	—	8,836	—	3,609	4,773	66,404	3.5
JNL/DFA U.S. Core Equity Fund - Class I	47,759	—	4,358	—	1,657	2,960	48,018	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	143,372	328	1,373	—	(76)	(541)	141,710	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	38,317	—	1,312	—	137	780	37,922	2.0
JNL/DoubleLine Total Return Fund - Class I	191,122	461	1,754	—	(28)	(860)	188,941	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	76,534	169	665	—	(5)	(368)	75,665	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,598	—	1,024	—	16	940	9,530	0.5
JNL/Invesco Diversified Dividend Fund - Class I	67,076	—	4,813	—	1,685	3,368	67,316	3.5
JNL/JPMorgan MidCap Growth Fund - Class I	19,106	60	11,377	—	464	1,200	9,453	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	162,451	98	37,715	—	(1,302)	299	123,831	6.5
JNL/Lazard International Strategic Equity Fund - Class I	48,009	—	3,694	—	441	3,049	47,805	2.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	8,620	37	4,177	—	(588)	879	4,771	0.2
JNL/Neuberger Berman Strategic Income Fund - Class I	38,263	33	644	—	63	180	37,895	2.0
JNL/PIMCO Income Fund - Class I	124,236	19	2,276	—	270	1,011	123,260	6.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	76,471	38,573	1,124	—	(28)	122	114,014	6.0
JNL/PIMCO Real Return Fund - Class I	56,609	147	103	—	14	87	56,754	3.0
JNL/PPM America High Yield Bond Fund - Class I	28,701	—	759	—	115	405	28,462	1.5
JNL/PPM America Total Return Fund - Class I	172,101	385	1,638	—	111	(648)	170,311	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	76,375	—	9,463	—	4,610	4,439	75,961	4.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	9,111	—	—	—	147	9,258	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	19,108	9,500	553	—	44	398	28,497	1.5
JNL/T. Rowe Price Value Fund - Class I	105,317	164	11,435	—	5,091	6,615	105,752	5.6
JNL/WCM Focused International Equity Fund - Class I	9,558	8,378	917	—	(162)	1,298	18,155	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/William Blair International Leaders Fund - Class I	19,195	18,971	1,616	—	(257)	1,567	37,860	2.0
JNL/WMC Government Money Market Fund - Class I	18,182	246	9,000	233	—	—	9,428	0.5
JNL/WMC Value Fund - Class I	28,725	—	1,438	—	571	1,039	28,897	1.5
	1,908,982	106,247	180,762	233	26,803	37,008	1,898,278	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	120,299	—	40,853	—	7,127	(3,638)	82,935	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,439	—	22,196	—	(1,458)	2,141	19,926	0.5
JNL Multi-Manager Mid Cap Fund - Class I	123,758	—	6,948	—	2,416	6,297	125,523	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	41,208	—	1,490	—	611	1,669	41,998	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	41,381	—	1,930	—	759	2,156	42,366	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	19,654	—	18,518	—	(1,982)	846	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	164,286	—	30,614	—	17,340	3,953	154,965	3.7
JNL/Causeway International Value Select Fund - Class I	144,557	53,877	5,448	—	1,401	3,710	198,097	4.8
JNL/ClearBridge Large Cap Growth Fund - Class I	266,933	—	32,535	—	14,896	18,896	268,190	6.5
JNL/DoubleLine Core Fixed Income Fund - Class I	204,694	3,977	1,118	—	(33)	(857)	206,663	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,211	—	1,486	—	9	1,979	82,713	2.0
JNL/DoubleLine Total Return Fund - Class I	265,687	5,909	1,263	—	(14)	(1,242)	269,077	6.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	102,565	—	550	—	14	(517)	101,512	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,331	—	3,820	—	1,222	2,938	41,671	1.0
JNL/Invesco Diversified Dividend Fund - Class I	164,915	—	9,710	—	2,635	9,944	167,784	4.1
JNL/Invesco Global Growth Fund - Class I	41,309	19,000	3,037	—	1,061	3,594	61,927	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	82,458	—	49,407	—	25,743	(18,518)	40,276	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,895	—	75,444	—	(7,170)	5,419	207,700	5.0
JNL/JPMorgan U.S. Value Fund - Class I	61,698	60,000	3,236	—	1,481	5,630	125,573	3.0
JNL/Lazard International Strategic Equity Fund - Class I	103,385	—	6,670	—	860	6,769	104,344	2.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,106	—	7,318	—	(1,061)	1,662	10,389	0.2
JNL/Newton Equity Income Fund - Class I	40,752	—	2,333	—	362	3,392	42,173	1.0
JNL/PIMCO Income Fund - Class I	142,691	—	784	—	92	1,398	143,397	3.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	82,032	64,427	1,381	—	(37)	190	145,231	3.5
JNL/PIMCO Real Return Fund - Class I	100,112	3,459	154	—	21	147	103,585	2.5
JNL/PPM America High Yield Bond Fund - Class I	61,340	—	562	—	83	1,045	61,906	1.5
JNL/PPM America Total Return Fund - Class I	245,981	—	1,445	—	95	(870)	243,761	5.9
JNL/T. Rowe Price Established Growth Fund - Class I	287,050	—	32,036	—	14,949	19,323	289,286	7.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,294	—	2,819	—	222	3,188	41,885	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,375	41,000	126	—	9	756	62,014	1.5
JNL/T. Rowe Price Value Fund - Class I	288,401	—	26,715	—	10,238	22,339	294,263	7.1
JNL/WCM Focused International Equity Fund - Class I	102,804	25,500	7,260	—	(736)	12,681	132,989	3.2
JNL/William Blair International Leaders Fund - Class I	41,360	40,495	2,330	—	(364)	3,225	82,386	2.0
JNL/WMC Government Money Market Fund - Class I	38,545	429	18,500	493	—	—	20,474	0.5
JNL/WMC Value Fund - Class I	185,417	—	67,678	—	23,883	(15,589)	126,033	3.0
	4,093,923	318,073	487,714	493	114,674	104,056	4,143,012	100.0

JNL iShares Tactical Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	2,751	8,991	11,125	30	—	—	617	0.2
JNL Government Money Market Fund, 5.29% - Class SL	16,103	105,958	118,017	205	—	—	4,044	1.1
	18,854	114,949	129,142	235	—	—	4,661	1.3

JNL iShares Tactical Moderate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	2,473	9,361	10,992	26	—	—	842	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL iShares Tactical Moderate Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	11,915	60,279	71,707	198	—	—	487	0.3
	14,388	69,640	82,699	224	—	—	1,329	0.7

JNL iShares Tactical Moderate Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,119	9,946	12,938	35	—	—	127	—
JNL Government Money Market Fund, 5.29% - Class SL	13,771	64,067	75,208	278	—	—	2,630	0.8
	16,890	74,013	88,146	313	—	—	2,757	0.8

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	833	14,701	15,200	4	—	—	334	—
JNL Government Money Market Fund, 5.29% - Class SL	51,939	237,573	288,901	506	—	—	611	—
	52,772	252,274	304,101	510	—	—	945	—

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	542	10,762	11,304	4	—	—	—	—
JNL Government Money Market Fund, 5.29% - Class SL	18,036	121,503	139,539	158	—	—	—	—
	18,578	132,265	150,843	162	—	—	—	—

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	976	13,315	14,291	7	—	—	—	—
JNL Government Money Market Fund, 5.29% - Class SL	47,373	204,267	251,629	363	—	—	11	—
	48,349	217,582	265,920	370	—	—	11	—

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/27/20	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	658	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint Stock Society Inter RAO UES	10/07/21	331	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Publichnoe Aktsionernoe Obshchestvo "Severstal"	10/07/20	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value under U.S. GAAP and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.6%
U.S. Treasury Note 32.5%
Treasury, United States Department of
2.63%, 04/15/25 - 02/15/29	9,590	9,053
0.38%, 04/30/25 - 09/30/27	17,979	16,439
2.88%, 04/30/25 - 05/15/32	10,202	9,698
3.88%, 04/30/25 - 08/15/33	11,925	11,700
2.13%, 05/15/25 - 05/31/26	3,035	2,918
2.75%, 05/15/25 - 08/15/32	14,922	14,101
4.25%, 05/31/25 - 02/28/31	10,345	10,285
0.25%, 06/30/25 - 10/31/25	6,435	6,045
4.63%, 06/30/25 - 09/30/30	13,960	14,044
3.00%, 07/15/25 - 10/31/25	2,625	2,555
4.75%, 07/31/25	1,500	1,497
2.00%, 08/15/25 - 11/15/26	2,463	2,352
3.13%, 08/15/25 - 11/15/28	8,650	8,294
5.00%, 08/31/25 - 10/31/25	5,440	5,454
3.50%, 09/15/25 - 02/15/33	14,175	13,616
2.25%, 11/15/25 - 11/15/27	5,935	5,624
4.50%, 11/15/25 - 11/15/33	11,405	11,512
4.88%, 11/30/25 - 10/31/30	5,700	5,810
4.00%, 12/15/25 - 02/15/34	15,515	15,329
1.63%, 02/15/26 - 05/15/31	13,867	12,471
0.50%, 02/28/26 - 10/31/27	11,665	10,464
0.75%, 03/31/26 - 01/31/28	9,130	8,295
3.75%, 04/15/26 - 12/31/30	4,850	4,739
2.38%, 04/30/26 - 03/31/29	5,660	5,232
3.63%, 05/15/26 - 03/31/30	6,165	6,012
4.13%, 06/15/26 - 11/15/32	17,870	17,751
0.88%, 06/30/26 - 11/15/30	15,380	13,276
0.63%, 07/31/26 - 08/15/30	16,820	14,037
1.50%, 08/15/26 - 02/15/30	8,520	7,840
4.38%, 08/15/26 - 11/30/28	8,260	8,281
1.38%, 08/31/26 - 11/15/31	10,053	8,640
1.13%, 10/31/26 - 02/15/31	13,445	11,750
1.25%, 11/30/26 - 08/15/31	16,030	13,934
1.75%, 12/31/26 - 11/15/29	7,670	6,812
1.88%, 02/28/27 - 02/15/32	7,820	6,849
2.50%, 03/31/27	785	743
3.25%, 06/30/27 - 06/30/29	2,470	2,380
1.00%, 07/31/28	4,665	4,065
4.25%, 02/28/29 (a)	3,715	3,720
3.38%, 05/15/33	3,670	3,438
		337,055
Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/24 - 04/01/53	5,462	5,142
4.50%, 05/01/24 - 07/01/53	3,286	3,164
3.50%, 10/01/25 - 12/01/52	6,526	5,983
5.00%, 03/01/26 - 05/01/53	2,076	2,049
3.00%, 01/01/27 - 09/01/52	9,520	8,485
2.50%, 08/01/27 - 05/01/52	17,854	15,080
6.50%, 07/01/28 - 03/01/39	70	73
5.50%, 11/01/28 - 09/01/53	1,935	1,940
2.00%, 01/01/29 - 03/01/52	26,039	21,154
6.00%, 02/01/29 - 12/01/53	2,003	2,031
1.50%, 02/01/36 - 03/01/52	7,276	5,840
Federal National Mortgage Association, Inc.
4.00%, 04/01/24 - 09/01/52	7,885	7,463
4.50%, 04/01/24 - 07/01/53	3,094	3,003
3.50%, 09/01/25 - 06/01/52	11,906	10,925
3.00%, 11/01/26 - 03/01/52	19,277	17,116
2.50%, 03/01/27 - 05/01/52	33,613	28,273
2.00%, 09/01/28 - 06/01/52	37,596	30,500
5.00%, 09/01/29 - 07/01/53	1,897	1,878
6.00%, 11/01/31 - 09/01/39	376	388
5.50%, 01/01/32 - 11/01/53	2,322	2,323
6.50%, 07/01/32 - 12/01/38	126	133
1.50%, 09/01/35 - 09/01/51	8,078	6,592
7.00%, 12/01/35 - 02/01/38	11	11
TBA, 1.50%, 04/15/39 (b)	200	173
TBA, 2.00%, 04/15/39 - 04/15/54 (b)	6,450	5,148
TBA, 3.50%, 04/15/39 (b)	225	214
TBA, 4.00%, 04/15/39 - 04/15/54 (b)	875	820
TBA, 4.50%, 04/15/39 - 04/15/54 (b)	3,400	3,246
TBA, 5.00%, 04/15/39 - 05/15/54 (b)	5,325	5,204
TBA, 5.50%, 04/15/39 - 05/15/54 (b)	4,800	4,780
TBA, 6.00%, 04/15/54 - 05/15/54 (b)	4,700	4,745
TBA, 6.50%, 04/15/54 - 05/15/54 (b)	4,625	4,724
TBA, 7.00%, 04/15/54 - 05/15/54 (b)	1,575	1,623
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	3,826	3,635
4.50%, 04/20/26 - 05/20/53	2,330	2,269
3.50%, 05/15/26 - 09/20/52	8,170	7,542
3.00%, 01/20/27 - 06/20/52	10,872	9,718
2.50%, 08/20/27 - 07/20/52	14,592	12,455
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	60	60
5.00%, 03/15/33 - 08/20/53	1,202	1,193
5.50%, 08/15/33 - 07/20/53	425	426
6.50%, 07/15/38	3	3
2.00%, 11/20/50 - 05/20/52	9,959	8,158
TBA, 6.00%, 05/15/53 - 04/15/54 (b)	2,825	2,850
TBA, 2.00%, 04/15/54 (b)	3,575	2,929
TBA, 4.00%, 04/15/54 (b)	1,325	1,240
TBA, 4.50%, 04/15/54 (b)	2,100	2,018
TBA, 5.00%, 04/15/54 - 05/15/54 (b)	3,125	3,072
TBA, 5.50%, 04/15/54 - 05/15/54 (b)	3,325	3,323
TBA, 6.50%, 04/15/54 - 05/15/54 (b)	1,700	1,728
TBA, 7.00%, 04/15/54 (b)	575	587
		273,430
U.S. Treasury Bond 9.0%
Treasury, United States Department of
6.88%, 08/15/25	2,625	2,696
6.00%, 02/15/26	1,095	1,120
6.75%, 08/15/26	2,590	2,707
6.50%, 11/15/26	465	487
5.38%, 02/15/31	200	214
3.50%, 02/15/39	2,460	2,258
1.13%, 05/15/40	4,245	2,650
4.38%, 05/15/40 - 08/15/43	2,128	2,124
3.88%, 08/15/40 - 05/15/43	2,388	2,229
1.38%, 11/15/40 - 08/15/50	5,401	2,951
4.25%, 11/15/40 - 02/15/54	1,585	1,560
1.88%, 02/15/41 - 11/15/51	7,210	4,495
4.75%, 02/15/41 - 11/15/53	6,215	6,536
2.25%, 05/15/41 - 02/15/52	9,385	6,380
1.75%, 08/15/41	1,545	1,042
3.75%, 08/15/41 - 11/15/43	2,030	1,851
3.13%, 11/15/41 - 05/15/48	7,622	6,217
2.38%, 02/15/42 - 05/15/51	6,565	4,609
3.00%, 05/15/42 - 08/15/52	9,191	7,265
3.25%, 05/15/42	2,265	1,925
2.75%, 08/15/42 - 11/15/47	3,139	2,414
3.38%, 08/15/42 - 05/15/44	2,942	2,513
4.00%, 11/15/42 - 11/15/52	1,325	1,246
2.88%, 05/15/43 - 05/15/52	5,557	4,288
3.63%, 08/15/43 - 05/15/53	9,821	8,660
4.50%, 02/15/44 (a)	615	619
2.50%, 05/15/46	2,955	2,130
2.00%, 02/15/50 - 08/15/51	5,304	3,306
1.25%, 05/15/50	2,547	1,303
1.63%, 11/15/50	3,940	2,225
4.13%, 08/15/53	2,930	2,816
		92,836
Sovereign 1.2%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	295
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	483
6.55%, 03/14/37	250	270
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	188
4.13%, 11/20/45	200	177
5.10%, 06/18/50	100	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	94
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	380
5.00%, 05/07/29	200	197
8.30%, 08/15/31	300	357
4.75%, 04/27/32 - 03/08/44	856	747
4.28%, 08/14/41	500	403
5.55%, 01/21/45	300	279
4.60%, 01/23/46	250	201
6.40%, 05/07/54	200	199
5.75%, 10/12/10	100	87
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	290
Government of the Republic of Panama
6.40%, 02/14/35	200	189
6.70%, 01/26/36	400	387
4.50%, 04/16/50	600	402
Japan Bank For International Cooperation
4.25%, 01/26/26	300	296
Ministry of Defence State of Israel
2.75%, 07/03/30	400	344
3.38%, 01/15/50	200	135
4.50%, 04/03/20	300	225
Ontario, Government of
0.63%, 01/21/26	300	278
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	375
3.25%, 09/21/71	600	378
Sandor-Palota
7.63%, 03/29/41	250	288
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	198
The Korea Development Bank
4.63%, 02/15/27	250	249
The Philippines, Government of
9.50%, 02/02/30	400	491
1.65%, 06/10/31	300	239
6.38%, 01/15/32	500	541
3.70%, 03/01/41	300	247
5.95%, 10/13/47	200	214
The Province of British Columbia, Government of
6.50%, 01/15/26	70	72
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	535
5.35%, 02/11/49 (a)	200	201
The Republic of Korea, Government of
5.63%, 11/03/25	250	252
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	440
5.75%, 11/16/32	300	314
5.13%, 09/18/34	115	115
		12,149
U.S. Government Agency Obligations 0.9%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (c)	1,200	1,203
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (c)	500	421
1.23%, 09/10/29 (c)	500	423
1.65%, 07/23/35 (c)	225	164
Federal Home Loan Mortgage Corporation
0.38%, 07/21/25 (c)	1,250	1,180
0.63%, 11/25/25 (c)	750	700
0.80%, 10/27/26 (c)	200	182
6.75%, 09/15/29 - 03/15/31 (c)	180	204
6.25%, 07/15/32 (a) (c)	605	687
Federal National Mortgage Association, Inc.
0.63%, 04/22/25 (c)	400	382
0.50%, 06/17/25 (c)	1,000	948
0.88%, 12/18/26 (c)	225	204
7.25%, 05/15/30 (c)	540	625
6.63%, 11/15/30 (c)	631	713
FHLBanks Office of Finance
0.50%, 04/14/25 (c)	400	381
3.25%, 11/16/28 (c)	550	526
5.50%, 07/15/36 (c)	400	440
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	209
5.38%, 04/01/56 (c)	300	322
		9,914
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K046, REMIC, 3.21%, 03/25/25	200	196
Series A2-K062, REMIC, 3.41%, 12/25/26	500	482
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	724
Series A2-K087, REMIC, 3.77%, 12/25/28	500	483
Series A2-K092, REMIC, 3.30%, 04/25/29	400	376
Series A1-K099, REMIC, 2.26%, 06/25/29	346	320
Series A1-K106, REMIC, 1.78%, 10/25/29	291	265
Series A2-K103, REMIC, 2.65%, 11/25/29	600	544
Series A2-K117, REMIC, 1.41%, 08/25/30	500	411
Series A2-K126, REMIC, 2.07%, 01/25/31	400	343
Series AM-K138, REMIC, 1.89%, 01/25/32	300	240
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	144
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	532
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	560
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	207	199
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	347	326
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	476	451
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	292	275
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	491	451
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	440
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	291	248
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	321	272
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (d)	300	238
		8,520
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	323
Bay Area Toll Authority
6.26%, 04/01/49	200	226
California, State of
3.50%, 04/01/28	80	77
6.00%, 03/01/33	100	109
7.55%, 04/01/39	300	367
Chicago Transit Authority
6.90%, 12/01/40	189	214
Connecticut, State of
5.85%, 03/15/32	125	131
Cook, County of
6.23%, 11/15/34	100	106
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	228
Dallas County Hospital District
5.62%, 08/15/44	300	309
Dallas Independent School District
6.45%, 02/15/35	300	301
District of Columbia, Government of
5.59%, 12/01/34	220	224
Florida Department of Management Services
1.71%, 07/01/27	300	272
Illinois, State of
7.35%, 07/01/35	343	371
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	256
Los Angeles Unified School District
5.76%, 07/01/29	200	204
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	299
Municipal Electric Authority of Georgia
7.06%, 04/01/57	190	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
New Jersey Economic Development Authority
7.43%, 02/15/29	200	214
New Jersey Turnpike Authority
7.10%, 01/01/41	250	290
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	251
New York City Transitional Finance Authority
5.77%, 08/01/36	240	247
New York, City of
5.83%, 10/01/53	200	223
Ohio State University, The
4.91%, 06/01/40	200	197
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	307
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	214
4.46%, 10/01/62	300	269
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	183
San Diego County Water Authority
6.14%, 05/01/49	260	284
Texas A&M University
3.66%, 07/01/47	100	84
Texas Department of Transportation
5.18%, 04/01/30	400	399
Texas, State of
5.52%, 04/01/39	200	207
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	199
Wisconsin, State of
5.70%, 05/01/26	305	307
		8,108
Total Government And Agency Obligations (cost $806,275)		742,012
CORPORATE BONDS AND NOTES 26.8%
Financials 9.4%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	284
Ally Financial Inc.
5.80%, 05/01/25	250	250
6.99%, 06/13/29	200	207
6.85%, 01/03/30	200	206
American Express Company
3.95%, 08/01/25	400	393
3.30%, 05/03/27	300	285
5.10%, 02/16/28	250	250
4.05%, 12/03/42	200	174
American International Group, Inc.
4.75%, 04/01/48	60	55
4.38%, 06/30/50	350	304
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	101
Aon Corporation
3.75%, 05/02/29	300	284
2.80%, 05/15/30	350	308
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	143
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	32
Asian Development Bank
0.63%, 04/29/25	240	229
1.00%, 04/14/26	300	278
4.13%, 01/12/27	200	198
1.50%, 01/20/27	750	691
2.38%, 08/10/27	300	281
2.75%, 01/19/28	400	377
6.38%, 10/01/28	210	224
1.88%, 01/24/30	200	175
4.00%, 01/12/33	300	292
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	333
4.25%, 03/13/34	300	296
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	311
Athene Holding Ltd
3.95%, 05/25/51	300	220
Banco De Desarrollo Para America Latina
4.75%, 04/01/26	698	689
Banco Santander, S.A.
2.75%, 05/28/25 (e)	400	387
5.15%, 08/18/25 (e)	400	397
3.80%, 02/23/28 (e)	400	376
5.54%, 03/14/30 (e)	200	200
Bank of America Corporation
1.32%, 06/19/26	165	157
4.83%, 07/22/26	300	297
1.20%, 10/24/26	300	281
5.08%, 01/20/27	300	298
3.59%, 07/21/28	750	713
6.20%, 11/10/28	400	414
3.97%, 03/05/29	150	143
4.27%, 07/23/29	170	164
3.19%, 07/23/30	300	272
2.88%, 10/22/30	400	356
2.50%, 02/13/31	185	159
2.59%, 04/29/31	250	216
1.90%, 07/23/31	150	123
1.92%, 10/24/31	300	245
2.69%, 04/22/32	255	216
2.30%, 07/21/32	200	163
2.57%, 10/20/32	300	249
2.97%, 02/04/33 - 07/21/52	500	389
5.87%, 09/15/34 (a)	250	259
6.11%, 01/29/37	250	266
3.85%, 03/08/37	200	177
4.24%, 04/24/38	120	108
3.31%, 04/22/42	195	150
4.44%, 01/20/48	120	106
3.95%, 01/23/49	75	61
4.33%, 03/15/50	300	258
2.83%, 10/24/51	200	131
3.48%, 03/13/52	55	41
Bank of Montreal
0.95%, 01/22/27	600	556
4.70%, 09/14/27 (e)	100	99
Bank of Nova Scotia, The
3.45%, 04/11/25 (e)	300	294
5.45%, 06/12/25 (e)	200	200
1.30%, 09/15/26 (e)	200	182
Barclays PLC
5.83%, 05/09/27	300	301
4.84%, 05/09/28 (e)	300	291
2.89%, 11/24/32 (e)	200	166
6.22%, 05/09/34	300	310
5.25%, 08/17/45	250	240
6.04%, 03/12/55 (e)	200	208
Barings BDC, Inc.
7.00%, 02/15/29	300	298
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	183
4.20%, 08/15/48	135	119
2.85%, 10/15/50	200	135
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	213
BlackRock, Inc.
2.40%, 04/30/30	200	175
Blue Owl Capital Corporation
3.40%, 07/15/26	400	377
Blue Owl Credit Income Corp.
7.95%, 06/13/28 (f)	200	207
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	210
Brookfield Financial, Inc.
3.90%, 01/25/28	150	144
Canadian Imperial Bank of Commerce
0.95%, 10/23/25 (e)	300	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
4.20%, 10/29/25	500	488
6.38%, 06/08/34	400	416
Caterpillar Financial Services Corporation
4.35%, 05/15/26	200	198
1.70%, 01/08/27	300	277
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	326
4.35%, 11/03/45	150	134
CI Financial Corp.
4.10%, 06/15/51	250	156
Cincinnati Financial Corporation
6.13%, 11/01/34	100	106
Citigroup Inc.
5.50%, 09/13/25	300	300
3.11%, 04/08/26	250	244
3.20%, 10/21/26	780	742
3.89%, 01/10/28	160	154
3.67%, 07/24/28	450	428
4.13%, 07/25/28	250	239
4.08%, 04/23/29	115	110
6.63%, 06/15/32	300	322
3.06%, 01/25/33	300	255
3.79%, 03/17/33	200	179
6.27%, 11/17/33	300	317
5.83%, 02/13/35	95	94
5.88%, 01/30/42	489	518
4.75%, 05/18/46 (a)	200	178
4.28%, 04/24/48	60	51
4.65%, 07/23/48	140	126
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	230
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	250	246
Corebridge Financial, Inc.
3.65%, 04/05/27	200	191
3.90%, 04/05/32	200	180
4.40%, 04/05/52	200	163
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	275
3.55%, 09/18/31 (e)	300	263
3.73%, 01/14/32 (e)	400	335
Discover Bank
4.25%, 03/13/26	200	195
2.70%, 02/06/30	250	215
Equitable Holdings, Inc.
4.35%, 04/20/28	85	82
5.59%, 01/11/33	300	303
5.00%, 04/20/48	100	91
European Bank for Reconstruction and Development
0.50%, 05/19/25	500	475
4.25%, 03/13/34	300	297
European Investment Bank
0.38%, 12/15/25 - 03/26/26	525	484
1.38%, 03/15/27 (a)	800	732
4.38%, 03/19/27	400	399
3.88%, 03/15/28	210	206
4.13%, 02/13/34	500	492
Fairfax Financial Holdings Limited
6.35%, 03/22/54 (f)	200	204
Fifth Third Bancorp
8.25%, 03/01/38	300	360
Fiserv, Inc.
3.50%, 07/01/29	190	177
4.40%, 07/01/49	100	85
Ford Motor Credit Company LLC
4.54%, 08/01/26	300	291
7.35%, 11/04/27	300	315
4.00%, 11/13/30	300	268
FS KKR Capital Corp.
3.40%, 01/15/26	400	380
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	250	242
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	401
5.21%, 08/11/28	300	299
2.21%, 08/17/29 (e)	400	350
3.97%, 05/22/30	300	280
5.40%, 08/11/33	500	499
6.25%, 03/09/34	200	211
6.55%, 06/20/34 (e)	200	206
7.40%, 11/13/34	250	274
6.10%, 01/14/42	300	325
Huntington Bancshares Incorporated
6.21%, 08/21/29 (a)	300	307
ING Groep N.V.
4.25%, 03/28/33 (e)	200	185
Inter-American Development Bank
0.63%, 07/15/25	500	473
1.50%, 01/13/27	750	692
4.00%, 01/12/28	300	296
1.13%, 01/13/31	300	244
3.50%, 04/12/33	95	89
4.38%, 01/24/44	100	96
Inter-American Investment Corporation
4.25%, 02/14/29	400	396
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	339
4.60%, 03/15/33	250	242
4.25%, 09/21/48	75	64
3.00%, 09/15/60	85	54
5.20%, 06/15/62	250	245
International Bank for Reconstruction and Development
0.63%, 04/22/25	430	410
0.38%, 07/28/25	300	282
2.50%, 07/29/25 - 03/29/32	1,640	1,528
0.50%, 10/28/25	500	467
3.13%, 06/15/27	400	384
1.38%, 04/20/28	300	267
4.50%, 06/26/28	200	199
3.50%, 07/12/28	205	198
3.88%, 02/14/30	210	205
4.00%, 01/10/31	500	489
1.25%, 02/10/31	195	159
4.75%, 11/14/33	200	206
International Finance Corporation
3.63%, 09/15/25	400	393
Japan Bank For International Cooperation
2.25%, 11/04/26	400	373
2.00%, 10/17/29	400	350
Jefferies Group LLC
4.15%, 01/23/30	150	140
John Deere Capital Corporation
4.05%, 09/08/25	100	99
0.70%, 01/15/26	300	279
2.35%, 03/08/27	300	280
3.45%, 03/07/29	115	109
1.45%, 01/15/31	200	163
JPMorgan Chase & Co.
2.08%, 04/22/26	250	241
8.00%, 04/29/27	200	218
3.54%, 05/01/28	300	287
2.18%, 06/01/28	500	458
4.85%, 07/25/28	150	149
3.51%, 01/23/29	200	189
4.01%, 04/23/29	150	144
4.20%, 07/23/29	640	618
2.74%, 10/15/30	220	195
2.52%, 04/22/31 (a)	405	350
2.96%, 05/13/31	350	306
1.76%, 11/19/31	85	69
2.58%, 04/22/32	200	169
2.96%, 01/25/33	300	256
4.91%, 07/25/33	200	196
5.72%, 09/14/33	100	102
5.35%, 06/01/34	500	503
5.34%, 01/23/35	250	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
4.85%, 02/01/44	300	287
3.96%, 11/15/48	200	163
3.90%, 01/23/49	105	85
3.11%, 04/22/51	370	258
3.33%, 04/22/52	195	141
KeyBank National Association
4.15%, 08/08/25	250	243
KeyCorp
2.25%, 04/06/27	250	225
KfW
2.00%, 05/02/25 (a)	680	658
0.38%, 07/18/25	275	259
0.63%, 01/22/26	300	278
4.38%, 03/01/27	300	299
3.75%, 02/15/28	300	293
4.13%, 07/15/33	700	687
0.00%, 06/29/37 (g)	150	84
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	374
3.88%, 06/14/28	200	196
Lazard Group LLC
4.38%, 03/11/29	300	288
Lloyds Banking Group PLC
5.99%, 08/07/27	200	202
3.75%, 03/18/28 (e)	300	287
4.34%, 01/09/48	250	198
Markel Group Inc.
4.15%, 09/17/50	300	237
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	252
4.90%, 03/15/49	65	60
5.45%, 03/15/53	100	100
MasterCard Incorporated
4.85%, 03/09/33	100	101
3.85%, 03/26/50	300	247
MetLife, Inc.
5.70%, 06/15/35	100	104
6.40%, 12/15/36	100	102
5.25%, 01/15/54	300	295
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	488
3.84%, 04/17/26	300	295
5.02%, 07/20/28	300	299
5.35%, 09/13/28	300	302
4.32%, 04/19/33	300	284
5.41%, 04/19/34 (a)	200	204
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	483
2.20%, 07/10/31	200	167
Moody's Corporation
2.00%, 08/19/31	400	326
Morgan Stanley
4.00%, 07/23/25	750	738
6.25%, 08/09/26	200	205
4.35%, 09/08/26	300	293
3.63%, 01/20/27	600	580
1.59%, 05/04/27	195	180
1.51%, 07/20/27	200	184
5.12%, 02/01/29	300	299
2.70%, 01/22/31	185	161
2.24%, 07/21/32	200	164
2.51%, 10/20/32	130	108
2.94%, 01/21/33	600	510
4.89%, 07/20/33	500	486
6.34%, 10/18/33	130	139
5.47%, 01/18/35 (a)	250	252
3.22%, 04/22/42	110	84
4.38%, 01/22/47	200	176
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	242
2.50%, 12/21/40 (h)	100	68
National Australia Bank Limited
5.20%, 05/13/25	300	300
4.97%, 01/12/26	250	250
2.50%, 07/12/26	500	474
NatWest Group PLC
7.47%, 11/10/26 (e)	400	411
5.81%, 09/13/29	200	203
Northern Trust Corporation
3.95%, 10/30/25	250	245
ORIX Corporation
3.70%, 07/18/27	200	192
Owl Rock Capital Advisors LLC
8.45%, 11/15/26 (f)	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	249
PayPal Holdings, Inc.
2.85%, 10/01/29	100	91
3.25%, 06/01/50	200	141
PNC Bank, National Association
4.20%, 11/01/25	300	294
Principal Financial Group, Inc.
5.38%, 03/15/33	200	202
5.50%, 03/15/53	100	98
Prospect Capital Corporation
3.36%, 11/15/26	500	455
Prudential Financial, Inc.
3.91%, 12/07/47	313	250
3.70%, 03/13/51	300	229
Royal Bank of Canada
3.38%, 04/14/25 (e)	300	294
3.63%, 05/04/27 (e)	300	288
3.88%, 05/04/32 (a) (e)	300	276
5.00%, 02/01/33 (e)	150	149
S&P Global Inc.
2.45%, 03/01/27	200	187
4.75%, 08/01/28	100	100
2.50%, 12/01/29	200	177
2.90%, 03/01/32	200	174
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	491
6.50%, 03/09/29	200	205
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	457
State Street Corporation
5.27%, 08/03/26	200	201
3.03%, 11/01/34	230	204
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	144
5.52%, 01/13/28	300	306
3.54%, 01/17/28	200	190
3.04%, 07/16/29	300	272
The Charles Schwab Corporation
5.88%, 08/24/26	200	203
1.65%, 03/11/31	300	240
6.14%, 08/24/34	200	209
The Export-Import Bank of Korea
3.25%, 11/10/25	400	388
The Goldman Sachs Group, Inc.
3.75%, 05/22/25	1,000	981
4.25%, 10/21/25	500	490
5.80%, 08/10/26	200	201
3.85%, 01/26/27	110	107
1.54%, 09/10/27	150	137
1.95%, 10/21/27	170	156
2.64%, 02/24/28	300	279
3.81%, 04/23/29	150	142
2.60%, 02/07/30	500	438
2.62%, 04/22/32	205	172
2.38%, 07/21/32 (a)	200	164
2.65%, 10/21/32	160	133
3.10%, 02/24/33	300	257
6.75%, 10/01/37	350	382
4.41%, 04/23/39	90	81
3.21%, 04/22/42	125	94
4.75%, 10/21/45	230	212
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	80
The Korea Development Bank
3.38%, 09/16/25	500	487

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	300	301
3.15%, 05/19/27	400	379
3.45%, 04/23/29 (a)	200	187
2.55%, 01/22/30	400	349
5.94%, 08/18/34	400	411
5.68%, 01/22/35	250	252
The Progressive Corporation
4.35%, 04/25/44	200	179
4.13%, 04/15/47	50	42
The Toronto-Dominion Bank
3.20%, 03/10/32 (e)	200	175
The Travelers Companies, Inc.
6.38%, 03/15/33	200	222
4.00%, 05/30/47	100	83
Toronto-Dominion Bank, The
0.75%, 09/11/25 (e)	400	376
5.53%, 07/17/26 (e)	400	403
5.26%, 12/11/26 (e)	200	201
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	560
2.15%, 02/13/30	500	433
1.65%, 01/10/31	100	82
4.70%, 01/12/33	100	99
Truist Bank
3.63%, 09/16/25	500	486
Truist Financial Corporation
6.05%, 06/08/27	200	203
7.16%, 10/30/29	400	427
5.71%, 01/24/35	250	252
U.S. Bancorp
3.15%, 04/27/27	500	474
1.38%, 07/22/30	100	80
UBS Group AG
4.88%, 05/15/45 (e)	350	324
Unum Group
4.50%, 12/15/49	300	243
Visa Inc.
3.15%, 12/14/25	305	297
1.10%, 02/15/31	300	240
2.70%, 04/15/40	200	150
3.65%, 09/15/47	45	36
2.00%, 08/15/50	280	165
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	1,600	1,524
4.10%, 06/03/26	200	195
4.54%, 08/15/26	200	197
3.58%, 05/22/28	250	238
4.15%, 01/24/29	130	125
2.57%, 02/11/31	360	310
4.90%, 07/25/33	400	386
5.50%, 01/23/35	250	250
3.07%, 04/30/41	300	225
5.61%, 01/15/44	350	347
4.90%, 11/17/45	250	225
4.75%, 12/07/46	200	176
4.61%, 04/25/53	500	442
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	252
5.25%, 12/11/26	250	251
Westpac Banking Corporation
2.85%, 05/13/26	90	86
2.70%, 08/19/26	250	238
5.54%, 11/17/28	200	206
6.82%, 11/17/33 (e)	250	271
4.11%, 07/24/34 (e)	500	460
3.02%, 11/18/36	85	70
4.42%, 07/24/39 (e)	50	44
Willis North America Inc.
3.88%, 09/15/49	300	226
		97,473
Health Care 2.8%
Abbott Laboratories
1.40%, 06/30/30	300	250
6.00%, 04/01/39	100	111
4.75%, 04/15/43	200	194
AbbVie Inc.
3.60%, 05/14/25	140	137
3.20%, 05/14/26 - 11/21/29	550	516
4.25%, 11/14/28	100	98
4.30%, 05/14/36	115	108
4.05%, 11/21/39	400	356
4.45%, 05/14/46	140	126
4.88%, 11/14/48	100	95
Aetna Inc.
6.63%, 06/15/36	150	165
Amgen Inc.
2.60%, 08/19/26	180	170
2.45%, 02/21/30	80	70
5.25%, 03/02/30	400	406
2.30%, 02/25/31	350	296
3.15%, 02/21/40	265	204
3.38%, 02/21/50	265	193
4.66%, 06/15/51	408	362
3.00%, 01/15/52	200	135
AstraZeneca Finance LLC
4.80%, 02/26/27	250	250
4.90%, 03/03/30	200	202
5.00%, 02/26/34	250	251
AstraZeneca PLC
3.38%, 11/16/25	115	112
1.38%, 08/06/30	80	65
6.45%, 09/15/37	250	283
4.38%, 11/16/45 - 08/17/48	130	116
Baxalta Incorporated
4.00%, 06/23/25	250	246
5.25%, 06/23/45	60	58
Baxter International Inc.
1.92%, 02/01/27	145	133
2.54%, 02/01/32	100	83
Becton, Dickinson and Company
3.70%, 06/06/27	300	289
Biogen Inc.
4.05%, 09/15/25	440	432
Boston Scientific Corporation
1.90%, 06/01/25	400	384
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	251
3.90%, 02/20/28	200	194
3.40%, 07/26/29	75	70
1.45%, 11/13/30	90	73
2.95%, 03/15/32	85	74
4.13%, 06/15/39	100	89
3.55%, 03/15/42	60	48
4.35%, 11/15/47	70	61
4.55%, 02/20/48	70	63
4.25%, 10/26/49	190	162
2.55%, 11/13/50	85	52
5.55%, 02/22/54	135	139
Cardinal Health, Inc.
3.75%, 09/15/25	100	98
3.41%, 06/15/27	200	190
Centene Corporation
2.45%, 07/15/28	365	324
2.63%, 08/01/31	305	250
CommonSpirit Health
5.32%, 12/01/34	200	200
Cottage Health
3.30%, 11/01/49	300	218
CVS Health Corporation
2.88%, 06/01/26	200	191
4.30%, 03/25/28 (a)	620	605
3.25%, 08/15/29	600	550
1.75%, 08/21/30	95	78
2.70%, 08/21/40	70	49
5.13%, 07/20/45	200	185
5.05%, 03/25/48	470	427
Elevance Health, Inc.
2.25%, 05/15/30	350	299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
4.38%, 12/01/47	80	69
3.60%, 03/15/51	70	52
Eli Lilly and Company
4.50%, 02/09/27	250	250
3.38%, 03/15/29	250	237
4.70%, 02/09/34 (a)	250	249
2.25%, 05/15/50	250	153
2.50%, 09/15/60	300	177
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	132
5.91%, 11/22/32 (a)	100	105
Gilead Sciences, Inc.
3.65%, 03/01/26	300	292
2.95%, 03/01/27	550	523
1.20%, 10/01/27 (a)	210	186
1.65%, 10/01/30	400	330
2.60%, 10/01/40	100	71
4.15%, 03/01/47	150	126
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	117
HCA Inc.
4.13%, 06/15/29	100	95
5.13%, 06/15/39	50	47
5.50%, 06/15/47	300	286
5.25%, 06/15/49	100	91
5.90%, 06/01/53	200	201
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	162
Humana Inc.
5.38%, 04/15/31	200	200
5.95%, 03/15/34	250	260
4.95%, 10/01/44	200	181
5.75%, 04/15/54	200	201
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	454
3.63%, 03/03/37	100	89
5.95%, 08/15/37	250	277
3.50%, 01/15/48	50	40
McKesson Corporation
5.10%, 07/15/33	200	202
MedStar Health, Inc.
3.63%, 08/15/49	200	154
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	97
Medtronic, Inc.
4.38%, 03/15/35	200	190
4.63%, 03/15/45	284	267
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	128
4.20%, 07/01/55	250	211
Merck & Co., Inc.
2.15%, 12/10/31	120	100
3.90%, 03/07/39	50	44
2.35%, 06/24/40	55	39
3.70%, 02/10/45	250	205
4.00%, 03/07/49	80	67
2.45%, 06/24/50	70	43
5.00%, 05/17/53	200	196
2.90%, 12/10/61	160	101
5.15%, 05/17/63	100	99
Mylan II B.V.
5.25%, 06/15/46	85	70
New York and Presbyterian Hospital, The
4.06%, 08/01/56	300	245
Northwell Health, Inc.
3.98%, 11/01/46	500	402
Novartis Capital Corporation
2.00%, 02/14/27	400	373
2.20%, 08/14/30	95	83
4.40%, 05/06/44	200	185
2.75%, 08/14/50	65	44
Pfizer Inc.
0.80%, 05/28/25	300	286
2.75%, 06/03/26	475	456
6.60%, 12/01/28 (i)	50	54
4.20%, 09/15/48	50	43
4.00%, 03/15/49	65	54
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	297
5.34%, 05/19/63	300	293
Providence St. Joseph Health
3.74%, 10/01/47	350	272
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	478
Smith & Nephew PLC
5.40%, 03/20/34	200	199
Stryker Corporation
3.50%, 03/15/26	250	242
4.85%, 12/08/28	200	200
4.10%, 04/01/43	200	172
The Cigna Group
4.38%, 10/15/28	210	205
4.80%, 08/15/38 - 07/15/46	820	765
3.88%, 10/15/47	60	47
4.90%, 12/15/48	160	145
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	201
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	214
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	186
5.25%, 02/15/28	200	204
3.88%, 12/15/28	200	193
4.25%, 01/15/29 - 06/15/48	180	167
5.30%, 02/15/30 (a)	200	205
4.90%, 04/15/31	200	200
2.30%, 05/15/31 (a)	80	68
4.20%, 05/15/32 - 01/15/47	400	366
5.35%, 02/15/33	200	206
5.80%, 03/15/36	150	161
3.50%, 08/15/39	250	207
3.05%, 05/15/41	80	61
4.45%, 12/15/48	60	53
5.88%, 02/15/53	100	108
5.38%, 04/15/54	200	203
6.05%, 02/15/63	100	110
Viatris Inc.
2.70%, 06/22/30	90	76
3.85%, 06/22/40	80	59
4.00%, 06/22/50	110	76
Wyeth LLC
5.95%, 04/01/37	250	270
Zoetis Inc.
5.40%, 11/14/25	200	200
2.00%, 05/15/30	200	169
5.60%, 11/16/32	200	208
		29,413
Utilities 2.3%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	100
Alabama Power Company
6.00%, 03/01/39	250	263
3.70%, 12/01/47	200	155
3.13%, 07/15/51	200	138
Ameren Corporation
5.00%, 01/15/29	200	199
American Water Capital Corp.
5.15%, 03/01/34	250	251
3.75%, 09/01/47	100	80
Appalachian Power Company
5.65%, 04/01/34	200	202
3.70%, 05/01/50	400	283
Arizona Public Service Company
4.50%, 04/01/42	100	86
Atmos Energy Corporation
1.50%, 01/15/31 (a)	300	241
5.90%, 11/15/33	100	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
6.20%, 11/15/53	200	224
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	253
5.40%, 06/01/53	200	199
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	189
6.13%, 04/01/36	400	426
3.80%, 07/15/48	100	76
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	96
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	178
CMS Energy Corporation
4.75%, 06/01/50	300	276
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34 - 12/01/39	400	405
5.70%, 06/15/40	100	101
3.88%, 06/15/47	300	238
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	200
Consumers Energy Company
4.63%, 05/15/33	300	292
Dominion Energy, Inc.
2.85%, 08/15/26	350	331
3.38%, 04/01/30	250	227
DTE Electric Company
2.63%, 03/01/31	250	217
2.95%, 03/01/50	400	268
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	697
5.30%, 02/15/40	300	297
3.20%, 08/15/49	250	174
Duke Energy Florida, LLC
3.40%, 10/01/46	60	44
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	264
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	81
Duke Energy Progress, LLC
4.20%, 08/15/45	250	209
5.35%, 03/15/53	100	97
Edison International
6.95%, 11/15/29	200	214
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	201
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	394
Eversource Energy
3.30%, 01/15/28	200	187
Exelon Corporation
3.95%, 06/15/25	150	147
4.95%, 06/15/35	250	235
Florida Power & Light Company
5.05%, 04/01/28	100	101
3.70%, 12/01/47	40	31
4.13%, 06/01/48	600	504
Iberdrola International B.V.
6.75%, 07/15/36	150	170
Idaho Power Company
5.50%, 03/15/53	100	99
Kentucky Utilities Company
5.13%, 11/01/40	150	144
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	87
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	287
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	199
5.00%, 02/28/30	200	200
2.25%, 06/01/30	400	340
5.05%, 02/28/33	200	198
5.25%, 02/28/53	200	191
NiSource Finance Corp.
3.49%, 05/15/27	200	191
NiSource Inc.
5.25%, 03/30/28	100	101
1.70%, 02/15/31	500	400
Northern States Power Company
4.13%, 05/15/44	500	419
5.10%, 05/15/53	200	192
NorthWestern Corporation
4.18%, 11/15/44	150	122
NSTAR Electric Company
3.20%, 05/15/27 (a)	200	191
4.95%, 09/15/52	100	93
Ohio Power Company
2.60%, 04/01/30	200	174
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	155
5.25%, 09/30/40	200	198
3.80%, 09/30/47	200	157
One Gas, Inc.
5.10%, 04/01/29	200	201
Pacific Gas And Electric Company
3.15%, 01/01/26	345	332
2.10%, 08/01/27	435	392
4.55%, 07/01/30	235	224
6.95%, 03/15/34	200	219
4.50%, 07/01/40	240	205
4.95%, 07/01/50	275	236
3.50%, 08/01/50	105	72
PacifiCorp
6.25%, 10/15/37	200	211
5.50%, 05/15/54	200	192
PECO Energy Company
4.15%, 10/01/44	250	212
2.85%, 09/15/51	250	162
PG&E Wildfire Recovery Funding LLC
5.21%, 12/01/47	100	99
5.10%, 06/01/52	225	222
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	236
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	163
3.00%, 10/01/49	250	173
Progress Energy, Inc.
7.75%, 03/01/31	300	340
Public Service Electric And Gas Company
3.00%, 05/15/27	200	189
5.50%, 03/01/40	200	203
2.05%, 08/01/50	300	170
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	161
Puget Energy, Inc.
5.76%, 10/01/39	200	203
3.25%, 09/15/49	170	116
San Diego Gas & Electric Company
2.50%, 05/15/26	250	238
1.70%, 10/01/30	200	165
5.55%, 04/15/54	200	202
Sempra
5.40%, 08/01/26	200	201
5.50%, 08/01/33	200	201
4.00%, 02/01/48	50	39
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	418
6.00%, 01/15/34	75	79
5.63%, 02/01/36	195	198
4.05%, 03/15/42	200	167
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	166
3.15%, 09/30/51	200	130
Southwest Gas Corporation
5.45%, 03/23/28	100	102
System Energy Resources, Inc.
6.00%, 04/15/28	100	102
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Southern Company
3.70%, 04/30/30 (e)	250	232
4.40%, 07/01/46	400	346
Union Electric Company
3.65%, 04/15/45	350	269
Virginia Electric and Power Company
6.00%, 05/15/37	200	210
4.45%, 02/15/44	100	87
4.00%, 11/15/46	300	242
Washington Gas Light Company
3.80%, 09/15/46	200	152
Wisconsin Electric Power Company
4.75%, 09/30/32	100	99
XCEL Energy Inc.
2.60%, 12/01/29	300	261
		24,038
Information Technology 1.9%
Adobe Inc.
2.30%, 02/01/30	200	176
Apple Inc.
0.70%, 02/08/26	255	237
2.45%, 08/04/26	320	304
3.35%, 02/09/27 - 08/08/32	475	456
3.20%, 05/11/27 (a)	150	144
3.00%, 11/13/27 (a)	620	589
4.00%, 05/10/28 (a)	200	197
2.20%, 09/11/29	300	267
1.65%, 05/11/30 - 02/08/31	445	373
4.30%, 05/10/33	200	199
2.38%, 02/08/41	90	64
4.25%, 02/09/47	60	55
3.75%, 09/12/47	60	50
2.95%, 09/11/49	300	212
2.65%, 05/11/50	250	166
4.85%, 05/10/53 (a)	100	99
2.80%, 02/08/61	240	153
Applied Materials, Inc.
3.90%, 10/01/25	350	345
Autodesk, Inc.
4.38%, 06/15/25	250	246
Broadcom Corporation
3.50%, 01/15/28	300	284
Broadcom Inc.
3.15%, 11/15/25	100	97
4.75%, 04/15/29	200	198
5.00%, 04/15/30	250	251
4.15%, 11/15/30	100	95
3.47%, 04/15/34 (f)	255	219
3.50%, 02/15/41 (f)	300	233
3.75%, 02/15/51 (f)	300	227
Cisco Systems, Inc.
3.50%, 06/15/25	100	98
2.50%, 09/20/26	400	379
4.80%, 02/26/27	250	251
5.05%, 02/26/34	250	253
Corning Incorporated
5.75%, 08/15/40	95	96
3.90%, 11/15/49	300	236
4.38%, 11/15/57	40	33
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	251
6.02%, 06/15/26 (h)	303	307
6.20%, 07/15/30 (h)	250	263
8.10%, 07/15/36 (h)	79	96
8.35%, 07/15/46 (h)	13	17
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	261
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (i)	180	179
6.10%, 04/01/26	200	200
6.35%, 10/15/45 (i)	90	96
Intel Corporation
3.70%, 07/29/25	250	245
3.15%, 05/11/27 (a)	150	143
4.88%, 02/10/28	130	130
2.45%, 11/15/29	250	221
5.20%, 02/10/33	115	117
2.80%, 08/12/41	300	218
4.10%, 05/11/47	150	126
3.73%, 12/08/47 (a)	120	93
3.25%, 11/15/49	80	56
5.05%, 08/05/62 (a)	105	98
5.90%, 02/10/63	125	133
International Business Machines Corporation
4.00%, 07/27/25 - 06/20/42	500	464
7.00%, 10/30/25	200	206
3.50%, 05/15/29	210	198
5.88%, 11/29/32	100	106
4.25%, 05/15/49	150	127
Intuit Inc.
5.20%, 09/15/33	100	102
5.50%, 09/15/53	300	311
KLA Corporation
3.30%, 03/01/50	300	220
Micron Technology, Inc.
5.38%, 04/15/28	200	202
Microsoft Corporation
3.13%, 11/03/25	680	662
3.40%, 06/15/27 (f)	200	193
2.53%, 06/01/50	377	247
2.92%, 03/17/52 (a)	210	148
2.68%, 06/01/60	179	115
3.04%, 03/17/62	220	153
Motorola Solutions, Inc.
4.60%, 05/23/29	300	294
NVIDIA Corporation
1.55%, 06/15/28	300	267
3.50%, 04/01/40	300	255
Oracle Corporation
2.65%, 07/15/26	500	473
3.25%, 11/15/27	210	198
2.88%, 03/25/31	230	200
6.25%, 11/09/32	110	118
3.90%, 05/15/35	350	308
3.80%, 11/15/37	200	168
3.60%, 04/01/40 (a)	400	316
4.50%, 07/08/44 (a)	200	172
4.13%, 05/15/45	200	162
6.90%, 11/09/52	105	121
5.55%, 02/06/53	95	93
4.38%, 05/15/55	310	250
4.10%, 03/25/61	235	176
Qualcomm Incorporated
5.40%, 05/20/33	200	210
4.65%, 05/20/35	60	60
4.50%, 05/20/52	250	225
6.00%, 05/20/53	100	112
Roper Technologies, Inc.
1.40%, 09/15/27	300	266
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	200	183
2.65%, 08/09/31 (h)	200	161
Texas Instruments Incorporated
4.90%, 03/14/33	100	101
4.85%, 02/08/34	250	251
4.15%, 05/15/48	75	65
5.00%, 03/14/53	200	196
VMware LLC
4.70%, 05/15/30 (h)	250	243
		19,645
Communication Services 1.8%
Alphabet Inc.
0.45%, 08/15/25	250	235
2.00%, 08/15/26	300	282
1.10%, 08/15/30	280	229
2.25%, 08/15/60 (a)	225	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	109
4.38%, 07/16/42	200	175
AT&T Inc.
2.30%, 06/01/27	500	461
4.35%, 03/01/29 - 06/15/45	255	236
2.55%, 12/01/33	751	601
4.50%, 05/15/35 - 03/09/48	1,606	1,448
3.65%, 06/01/51 - 09/15/59	706	510
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	306
Charter Communications Operating, LLC
4.91%, 07/23/25	340	336
6.65%, 02/01/34	250	257
6.48%, 10/23/45	210	195
5.75%, 04/01/48	100	84
4.80%, 03/01/50	200	148
5.25%, 04/01/53	200	158
4.40%, 12/01/61	75	49
5.50%, 04/01/63	300	235
Comcast Corporation
3.38%, 08/15/25	290	284
4.15%, 10/15/28	650	634
4.55%, 01/15/29	100	99
6.50%, 11/15/35	100	111
6.95%, 08/15/37	250	287
3.90%, 03/01/38	70	61
4.00%, 08/15/47 (a)	50	41
4.00%, 03/01/48	360	292
4.70%, 10/15/48 (a)	365	334
2.45%, 08/15/52	750	440
5.50%, 05/15/64	120	120
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	355
Electronic Arts Inc.
2.95%, 02/15/51	300	200
Fox Corporation
6.50%, 10/13/33 (a)	200	212
5.48%, 01/25/39	65	62
5.58%, 01/25/49	80	74
Meta Platforms, Inc.
4.80%, 05/15/30	100	101
4.95%, 05/15/33	85	86
5.60%, 05/15/53	200	211
5.75%, 05/15/63	165	176
Omnicom Group Inc.
2.60%, 08/01/31	375	317
Orange
5.38%, 01/13/42	100	100
5.50%, 02/06/44	300	302
Paramount Global
7.88%, 07/30/30	125	130
Rogers Communications Inc.
3.63%, 12/15/25	300	291
3.70%, 11/15/49	250	184
4.55%, 03/15/52	300	252
Telefonica Emisiones SA
5.52%, 03/01/49	300	288
Telefonica Europe B.V.
8.25%, 09/15/30	250	286
T-Mobile USA, Inc.
3.50%, 04/15/25	340	333
2.05%, 02/15/28 (a)	900	807
3.88%, 04/15/30	435	407
2.55%, 02/15/31	400	341
4.50%, 04/15/50	160	138
5.75%, 01/15/54	200	207
3.60%, 11/15/60	100	70
5.80%, 09/15/62	100	104
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
1.45%, 03/20/26	325	303
4.13%, 03/16/27	300	294
4.33%, 09/21/28	400	391
4.02%, 12/03/29	982	938
1.75%, 01/20/31	130	106
2.36%, 03/15/32	250	205
3.40%, 03/22/41	215	169
3.70%, 03/22/61	405	296
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	167
4.25%, 09/17/50	75	61
5.13%, 06/19/59	110	100
5.75%, 02/10/63	50	50
Walt Disney Company, The
2.00%, 09/01/29	625	544
6.20%, 12/15/34	50	55
2.75%, 09/01/49	225	148
3.80%, 05/13/60	350	272
		19,077
Energy 1.8%
Apache Corporation
4.25%, 01/15/30	200	185
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	378
4.49%, 05/01/30	500	488
BP Capital Markets America Inc.
3.63%, 04/06/30	750	706
4.81%, 02/13/33	95	94
2.94%, 06/04/51	85	57
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	86
Burlington Resources Finance Co
7.20%, 08/15/31	100	114
Canadian Natural Resources Limited
5.85%, 02/01/35	150	151
6.25%, 03/15/38	150	156
Cenovus Energy Inc.
6.75%, 11/15/39	87	96
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	180
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	204
Chevron Corporation
2.95%, 05/16/26	110	106
2.24%, 05/11/30	180	157
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	24
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	99
Conoco Funding Company
7.25%, 10/15/31	75	86
ConocoPhillips
6.95%, 04/15/29	200	220
ConocoPhillips Company
5.05%, 09/15/33	300	303
3.76%, 03/15/42	300	250
Devon Energy Corporation
5.85%, 12/15/25	57	57
Enable Midstream Partners, LP
4.95%, 05/15/28	300	298
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	233
Enbridge Inc.
6.70%, 11/15/53	50	56
Energy Transfer LP
4.75%, 01/15/26	350	346
4.95%, 06/15/28	300	298
3.75%, 05/15/30	250	231
6.55%, 12/01/33	75	80
7.50%, 07/01/38	200	230
6.50%, 02/01/42	150	159
5.00%, 05/15/50	200	175
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	350	342
2.80%, 01/31/30	250	224
6.88%, 03/01/33	25	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
6.45%, 09/01/40	100	111
4.45%, 02/15/43	150	134
4.95%, 10/15/54	300	281
3.95%, 01/31/60	100	78
Equinor ASA
3.13%, 04/06/30 (a)	300	275
3.95%, 05/15/43	300	253
Exxon Mobil Corporation
3.04%, 03/01/26	315	305
2.28%, 08/16/26	150	142
2.61%, 10/15/30	360	319
3.00%, 08/16/39	300	235
4.11%, 03/01/46	205	177
3.10%, 08/16/49	200	142
Halliburton Company
3.80%, 11/15/25	58	57
7.45%, 09/15/39	250	304
5.00%, 11/15/45	120	113
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	408
HF Sinclair Corporation
6.38%, 04/15/27 (f)	200	201
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	265
5.40%, 09/01/44	250	233
Kinder Morgan, Inc.
5.30%, 12/01/34	350	344
3.60%, 02/15/51	300	210
Marathon Petroleum Corporation
6.50%, 03/01/41	300	327
MPLX LP
4.88%, 06/01/25 (a)	250	248
4.50%, 04/15/38	105	93
5.50%, 02/15/49	80	76
4.90%, 04/15/58	110	92
ONEOK Partners, L.P.
6.65%, 10/01/36	150	161
ONEOK, Inc.
4.00%, 07/13/27	200	193
4.55%, 07/15/28	50	49
5.65%, 11/01/28 (a)	150	153
3.25%, 06/01/30	250	224
6.63%, 09/01/53	150	165
Ovintiv Canada ULC
7.20%, 11/01/31	130	141
Phillips 66
4.65%, 11/15/34	250	238
4.90%, 10/01/46	150	138
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	163
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	100
4.20%, 03/15/28	300	290
4.50%, 05/15/30	250	241
Shell International Finance B.V.
2.75%, 04/06/30	250	225
6.38%, 12/15/38	200	227
4.00%, 05/10/46	155	131
3.13%, 11/07/49	200	142
3.25%, 04/06/50	250	182
Suncor Energy Inc.
4.00%, 11/15/47	340	265
Targa Resources Corp.
6.50%, 03/30/34	200	215
The Williams Companies, Inc.
3.50%, 11/15/30 (a)	250	227
TotalEnergies Capital International
3.46%, 07/12/49	50	38
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	401
6.20%, 03/09/26	200	200
4.10%, 04/15/30	250	236
6.20%, 10/15/37	100	104
5.00%, 10/16/43	150	136
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	226
Western Midstream Operating, LP
4.65%, 07/01/26	200	196
4.75%, 08/15/28	100	97
Williams Partners L.P.
4.00%, 09/15/25	350	343
3.75%, 06/15/27 (a)	300	289
6.30%, 04/15/40	200	212
		18,694
Consumer Staples 1.8%
Altria Group, Inc.
4.80%, 02/14/29	180	178
5.80%, 02/14/39 (a)	110	112
4.50%, 05/02/43	200	168
5.95%, 02/14/49	400	406
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	468
4.90%, 02/01/46	300	285
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29 (a)	280	280
3.50%, 06/01/30	110	102
5.45%, 01/23/39	500	517
4.44%, 10/06/48	362	322
5.80%, 01/23/59	295	317
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	284
B.A.T Capital Corporation
3.22%, 09/06/26	250	238
2.73%, 03/25/31	300	252
4.39%, 08/15/37	150	126
4.54%, 08/15/47	150	116
3.98%, 09/25/50	200	140
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	465
Brown-Forman Corporation
4.75%, 04/15/33	100	99
California Institute of Technology
4.32%, 08/01/45	40	37
Campbell Soup Company
4.15%, 03/15/28	300	290
5.40%, 03/21/34	200	201
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	190
3.95%, 08/01/47	200	162
Coca-Cola Company, The
2.13%, 09/06/29	250	222
1.38%, 03/15/31	300	243
2.25%, 01/05/32	350	298
3.00%, 03/05/51	300	213
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	300	263
5.30%, 11/01/38	55	52
5.40%, 11/01/48	55	51
Constellation Brands, Inc.
3.15%, 08/01/29	400	365
Costco Wholesale Corporation
3.00%, 05/18/27	80	77
1.38%, 06/20/27	300	272
Dollar General Corporation
5.45%, 07/05/33 (a)	200	200
Dollar Tree, Inc.
4.20%, 05/15/28	90	87
General Mills, Inc.
4.20%, 04/17/28	105	102
Haleon US Capital LLC
4.00%, 03/24/52	250	201
Kenvue Inc.
5.35%, 03/22/26	200	201
5.00%, 03/22/30 (a)	200	202
4.90%, 03/22/33	100	100
5.05%, 03/22/53	200	196
5.20%, 03/22/63	100	99

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	200
5.20%, 03/15/31	200	201
4.50%, 04/15/52	100	86
Kraft Heinz Foods Company
3.88%, 05/15/27	200	194
5.00%, 06/04/42	400	376
4.38%, 06/01/46 (a)	200	169
Massachusetts Institute of Technology
5.60%, 07/01/11	100	110
4.68%, 07/01/14	250	229
McCormick & Company, Incorporated
0.90%, 02/15/26	405	374
1.85%, 02/15/31	300	243
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	180
Molson Coors Beverage Company
3.00%, 07/15/26	500	477
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	247
PepsiCo, Inc.
3.00%, 10/15/27	500	474
3.45%, 10/06/46	90	71
2.75%, 10/21/51	50	33
3.88%, 03/19/60	400	325
Philip Morris International Inc.
4.75%, 02/12/27	250	249
4.38%, 11/15/41	300	259
RELX Capital Inc.
4.00%, 03/18/29	300	288
Reynolds American Inc.
5.70%, 08/15/35	100	98
Southern California, University of
3.03%, 10/01/39	450	365
5.25%, 10/01/11	20	21
Sysco Corporation
5.95%, 04/01/30 (h)	266	277
6.00%, 01/17/34	200	213
6.60%, 04/01/50 (h)	300	342
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	17
The Estee Lauder Companies Inc.
5.00%, 02/14/34	250	248
3.13%, 12/01/49	225	155
The J. M. Smucker Company
3.38%, 12/15/27	250	236
The Kroger Co.
4.50%, 01/15/29	300	296
7.50%, 04/01/31	150	170
4.45%, 02/01/47	300	259
Tyson Foods, Inc.
5.15%, 08/15/44	200	183
Unilever Capital Corporation
1.38%, 09/14/30	500	407
University of Notre Dame du Lac
3.44%, 02/15/45	250	204
University of Washington
3.52%, 04/15/54	100	78
Walmart Inc.
4.00%, 04/15/26	200	197
3.90%, 04/15/28	200	196
3.70%, 06/26/28	185	180
3.63%, 12/15/47	300	240
4.50%, 09/09/52	100	93
4.50%, 04/15/53 (a)	200	185
		18,644
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	604
Air Lease Corporation
2.20%, 01/15/27	200	184
5.30%, 02/01/28	300	300
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	286
Boeing Company, The
4.88%, 05/01/25 (h)	315	312
2.70%, 02/01/27	125	115
5.04%, 05/01/27 (h)	100	98
2.95%, 02/01/30	125	108
5.15%, 05/01/30 (h)	285	276
5.88%, 02/15/40	25	24
5.71%, 05/01/40 (h)	500	479
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	85
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	110
5.75%, 05/01/40	400	423
Canadian National Railway Company
3.65%, 02/03/48	300	241
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	223
6.13%, 09/15/15	90	95
Carrier Global Corporation
2.72%, 02/15/30	125	111
5.90%, 03/15/34	250	262
3.58%, 04/05/50	305	227
Caterpillar Inc.
3.25%, 04/09/50	250	186
CSX Corporation
3.80%, 03/01/28 (a)	300	290
5.50%, 04/15/41	205	208
4.30%, 03/01/48	50	43
3.95%, 05/01/50	300	241
Cummins Inc.
1.50%, 09/01/30	300	245
2.60%, 09/01/50	200	126
Deere & Company
3.90%, 06/09/42	200	173
Dover Corporation
5.38%, 03/01/41	150	149
Eaton Corporation
4.15%, 11/02/42	100	88
Equifax Inc.
3.10%, 05/15/30	250	223
FedEx Corporation
3.25%, 04/01/26	300	290
4.25%, 05/15/30	300	290
3.88%, 08/01/42	200	161
5.25%, 05/15/50	100	96
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	205
GATX Corporation
6.90%, 05/01/34	200	218
General Dynamics Corporation
3.75%, 05/15/28	300	290
General Electric Company
6.88%, 01/10/39	300	357
Honeywell International Inc.
1.10%, 03/01/27	300	271
1.75%, 09/01/31	250	203
3.81%, 11/21/47	300	243
Howmet Aerospace Inc.
3.00%, 01/15/29	300	271
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	193
3.80%, 03/21/29	200	190
4.50%, 03/21/49	200	176
Kennametal Inc.
4.63%, 06/15/28	100	98
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	246
2.90%, 12/15/29	300	267
5.05%, 04/27/45	250	236
Lockheed Martin Corporation
3.55%, 01/15/26	100	98
4.50%, 05/15/36	105	100
4.07%, 12/15/42	243	211
4.09%, 09/15/52	107	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Norfolk Southern Corporation
2.30%, 05/15/31	300	253
2.90%, 08/25/51	250	163
5.95%, 03/15/64	100	106
Northrop Grumman Corporation
3.25%, 01/15/28	150	142
3.85%, 04/15/45	250	203
Otis Worldwide Corporation
3.11%, 02/15/40	300	230
Parker-Hannifin Corporation
4.00%, 06/14/49	40	33
Republic Services, Inc.
4.88%, 04/01/29	100	100
5.00%, 12/15/33 - 04/01/34	300	298
RTX Corporation
3.13%, 05/04/27	400	379
4.13%, 11/16/28	395	382
6.10%, 03/15/34 (a)	250	267
4.50%, 06/01/42	300	268
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	163
4.63%, 11/16/48 (a)	90	80
6.40%, 03/15/54	200	226
Snap-on Incorporated
3.25%, 03/01/27	250	241
Southwest Airlines Co.
5.25%, 05/04/25	300	299
5.13%, 06/15/27	200	200
2.63%, 02/10/30	600	522
Textron Inc.
6.10%, 11/15/33	200	209
Union Pacific Corporation
3.95%, 09/10/28	300	293
4.50%, 01/20/33	100	98
3.84%, 03/20/60	445	342
3.80%, 04/06/71	50	37
3.85%, 02/14/72	80	60
United Parcel Service, Inc.
6.20%, 01/15/38	350	388
3.75%, 11/15/47	70	56
Verisk Analytics, Inc.
5.75%, 04/01/33	200	208
W.W. Grainger, Inc.
4.60%, 06/15/45	200	187
Waste Connections, Inc.
5.00%, 03/01/34	250	248
Waste Management, Inc.
1.15%, 03/15/28	300	262
4.15%, 07/15/49	50	43
		18,373
Consumer Discretionary 1.6%
Amazon.com, Inc.
3.30%, 04/13/27	165	159
3.15%, 08/22/27	740	706
1.65%, 05/12/28	400	357
1.50%, 06/03/30 (a)	130	109
3.60%, 04/13/32	135	126
3.88%, 08/22/37	170	154
2.50%, 06/03/50	200	127
2.70%, 06/03/60	55	34
3.25%, 05/12/61	240	168
4.10%, 04/13/62	160	135
American Honda Finance Corporation
1.20%, 07/08/25	400	380
1.00%, 09/10/25	300	283
5.65%, 11/15/28 (a)	50	52
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	336
AutoZone, Inc.
3.25%, 04/15/25	350	342
3.75%, 06/01/27	200	193
Discovery Communications, LLC
3.95%, 03/20/28	105	99
3.63%, 05/15/30	400	358
5.20%, 09/20/47	75	63
4.00%, 09/15/55	219	149
eBay Inc.
1.40%, 05/10/26	300	278
3.65%, 05/10/51	15	11
Ford Motor Company
7.40%, 11/01/46	300	328
General Motors Company
5.00%, 04/01/35	200	190
5.15%, 04/01/38	70	66
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	186
5.40%, 05/08/27	250	251
2.40%, 04/10/28	300	269
5.80%, 01/07/29	300	305
5.85%, 04/06/30	300	306
2.35%, 01/08/31 (a)	400	331
2.70%, 06/10/31	400	334
Hasbro, Inc.
6.35%, 03/15/40	300	307
Home Depot, Inc. , The
3.00%, 04/01/26	500	482
1.38%, 03/15/31	300	240
4.50%, 09/15/32 (a)	200	197
5.88%, 12/16/36	600	644
3.13%, 12/15/49	200	140
4.95%, 09/15/52	150	145
3.50%, 09/15/56	200	148
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	187
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	589
3.65%, 04/05/29	75	71
2.80%, 09/15/41	300	214
3.00%, 10/15/50	300	197
5.80%, 09/15/62 (a)	105	108
Magna International Inc.
5.98%, 03/21/26	200	200
Marriott International, Inc.
3.13%, 06/15/26	500	478
5.30%, 05/15/34	250	247
McDonald's Corporation
3.70%, 01/30/26	175	171
6.30%, 03/01/38	200	220
4.88%, 12/09/45	165	154
3.63%, 09/01/49	200	152
5.45%, 08/14/53	300	304
Nike, Inc.
2.85%, 03/27/30	400	361
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	102
1.75%, 03/15/31	300	243
PVH Corp.
4.63%, 07/10/25 (h)	400	394
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	285
Starbucks Corporation
4.00%, 11/15/28	200	194
2.55%, 11/15/30	500	434
5.00%, 02/15/34	250	248
4.50%, 11/15/48	200	175
4.45%, 08/15/49	50	43
Toyota Motor Corporation
3.67%, 07/20/28	200	194
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	286
5.39%, 03/15/62	500	414
		16,153
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	196
4.50%, 07/30/29	250	242
4.85%, 04/15/49	300	263
5.63%, 05/15/54	300	295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
American Tower Corporation
1.60%, 04/15/26	300	279
1.50%, 01/31/28	500	436
3.80%, 08/15/29	90	84
2.70%, 04/15/31	375	318
5.65%, 03/15/33	200	203
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	301
Boston Properties Limited Partnership
2.90%, 03/15/30	200	171
COPT Defense Properties
2.00%, 01/15/29	450	377
Crown Castle Inc.
3.70%, 06/15/26	140	135
3.65%, 09/01/27 (a)	80	76
5.80%, 03/01/34	300	307
3.25%, 01/15/51	50	34
Equinix, Inc.
1.45%, 05/15/26	300	276
3.40%, 02/15/52	300	209
ERP Operating Limited Partnership
2.50%, 02/15/30	200	175
GLP Financing, LLC
5.38%, 04/15/26	150	149
5.75%, 06/01/28	300	300
6.75%, 12/01/33	200	211
Healthpeak OP, LLC
5.25%, 12/15/32	150	149
6.75%, 02/01/41	200	222
Kimco Realty OP, LLC
2.70%, 10/01/30	200	172
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	318
NNN REIT, Inc.
3.10%, 04/15/50	200	131
ProLogis, L.P.
2.13%, 04/15/27	100	92
2.25%, 04/15/30	175	152
4.63%, 01/15/33	100	97
4.75%, 06/15/33	100	98
3.00%, 04/15/50	35	24
Public Storage, Inc.
1.85%, 05/01/28	300	267
Realty Income Corporation
4.13%, 10/15/26	250	244
4.85%, 03/15/30	300	296
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	400
Simon Property Group, L.P.
3.30%, 01/15/26	250	242
2.65%, 07/15/30	200	175
5.50%, 03/08/33	100	102
3.25%, 09/13/49	65	45
3.80%, 07/15/50	200	153
5.85%, 03/08/53	100	103
Store Capital LLC
4.50%, 03/15/28	200	190
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	298
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	164
UDR, Inc.
2.10%, 08/01/32	200	157
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	176
Welltower Inc.
4.95%, 09/01/48	150	138
Weyerhaeuser Company
7.38%, 03/15/32	57	65
		9,707
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	300	299
4.85%, 02/08/34	250	248
Albemarle Corporation
5.45%, 12/01/44	150	138
Avery Dennison Corporation
5.75%, 03/15/33	200	208
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	76
Dow Chemical Company, The
4.63%, 10/01/44	250	221
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	200
5.32%, 11/15/38	90	90
5.42%, 11/15/48	115	115
Ecolab Inc.
1.30%, 01/30/31	300	240
2.13%, 08/15/50	200	117
2.75%, 08/18/55	75	48
EIDP, Inc.
2.30%, 07/15/30	300	258
FMC Corporation
4.50%, 10/01/49	150	115
6.38%, 05/18/53	200	199
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	287
LYB International Finance B.V.
5.25%, 07/15/43	300	281
LYB International Finance III, LLC
3.80%, 10/01/60	200	139
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	286
MOS Holdings Inc.
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	337
Newmont Corporation
5.88%, 04/01/35	200	210
Nucor Corporation
2.70%, 06/01/30	300	266
2.98%, 12/15/55	200	130
Nutrien Ltd.
4.90%, 03/27/28	100	99
2.95%, 05/13/30	300	267
3.95%, 05/13/50	150	117
5.80%, 03/27/53	100	102
PPG Industries, Inc.
2.80%, 08/15/29	200	181
2.55%, 06/15/30	300	263
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	259
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	101
Southern Copper Corporation
7.50%, 07/27/35	150	173
Steel Dynamics, Inc.
3.25%, 10/15/50	115	77
The Sherwin-Williams Company
3.45%, 06/01/27	350	335
4.50%, 06/01/47	70	61
Vale Overseas Ltd
3.75%, 07/08/30	100	90
6.88%, 11/21/36	200	213
Westlake Corporation
3.38%, 08/15/61	200	126
		6,990
Total Corporate Bonds And Notes (cost $316,996)		278,207
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	150	149
Series 2023-A-1, 4.87%, 05/15/26	200	200
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	196
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	128

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	447
Barclays Dryrock Issuance Trust
Series 2022-A-1, 3.07%, 04/15/25	300	293
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	181
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (d)	200	214
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	751
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	330
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	245
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	251
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	334
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	368
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	261
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	250	251
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	272
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	700
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	199
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	639	622
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	270
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	425
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	247
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-A3-1, 4.66%, 08/17/26	200	198
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	179
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	90
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	258
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	150	149
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A3-1, 4.51%, 11/15/27	200	198
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	474
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	279	261
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	937
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	196
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	140
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A3-A, 4.63%, 09/15/27	250	248
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	299
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	105	101
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	132	129
Verizon Master Trust
Series 2021-A-2, REMIC, 0.99%, 10/21/24	300	292
Series 2022-A-2, REMIC, 1.53%, 01/21/25	275	266
Volkswagen Auto Loan Enhanced Trust 2023-1
Series 2023-A3-1, 5.02%, 06/20/28	100	100
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	956
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	233
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	200	198
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,386)		13,236
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.7%
JNL Government Money Market Fund - Class I, 5.19% (j) (k)	48,070	48,070
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (j) (k)	3,490	3,490
Total Short Term Investments (cost $51,560)		51,560
Total Investments 104.7% (cost $1,189,217)		1,085,015
Total Forward Sales Commitments (0.5)% (proceeds $5,574)		(5,543)
Other Assets and Liabilities, Net (4.2)%		(43,203)
Total Net Assets 100.0%		1,036,269

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $48,445.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $1,536 and 0.1% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/39 (a)	(525)	(477)
TBA, 3.00%, 05/15/48 (a)	(75)	(65)
TBA, 2.50%, 05/15/52 (a)	(175)	(145)
TBA, 3.50%, 05/15/53 (a)	(200)	(179)
TBA, 1.50%, 04/15/54 (a)	(125)	(94)
TBA, 2.50%, 04/15/54 (a)	(2,825)	(2,337)
TBA, 3.00%, 04/15/54 (a)	(950)	(818)
TBA, 3.50%, 04/15/54 (a)	(200)	(179)
Government National Mortgage Association
TBA, 2.50%, 05/15/53 (a)	(50)	(43)
TBA, 3.00%, 05/15/53 (a)	(50)	(44)
TBA, 2.50%, 04/15/54 (a)	(525)	(447)
TBA, 3.00%, 04/15/54 (a)	(475)	(419)
TBA, 3.50%, 04/15/54 (a)	(325)	(296)
Total Government And Agency Obligations (proceeds $5,574)		(5,543)
Total Forward Sales Commitments (0.5%) (proceeds $5,574)		(5,543)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $5,574.

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	42,289	30,323	24,542	570	—	—	48,070	4.7
JNL Government Money Market Fund, 5.29% - Class SL	6,782	5,611	8,903	64	—	—	3,490	0.3
	49,071	35,934	33,445	634	—	—	51,560	5.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	742,012	—	742,012
Corporate Bonds And Notes	—	278,207	—	278,207
Non-U.S. Government Agency Asset-Backed Securities	—	13,236	—	13,236
Short Term Investments	51,560	—	—	51,560
	51,560	1,033,455	—	1,085,015
Liabilities - Securities
Government And Agency Obligations	—	(5,543)	—	(5,543)
	—	(5,543)	—	(5,543)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 97.3%
China 23.3%
360 Security Technology Inc. - Class A (a)	66	81
37 Interactive Entertainment Network Technology Group Co., ltd. - Class A	7	18
3Peak Incorporated - Class A	1	12
AAC Technologies Holdings Inc.	82	277
ACM Research (Shanghai), Inc. - Class A	2	23
AECC Aero-Engine Control Co., Ltd. - Class A	11	27
Agricultural Bank of China Limited - Class A	1,346	776
Agricultural Bank of China Limited - Class H	3,161	1,329
AIMA Technology Group Co., Ltd. - Class A	6	26
Aisino Co.Ltd. - Class A	18	23
Akeso Inc. (a) (b)	53	317
Alibaba Group Holding Limited (c)	1,844	16,663
Alibaba Health Information Technology Limited (a)	578	236
Aluminum Corporation of China Limited - Class A	64	63
Aluminum Corporation of China Limited - Class H	440	280
Amlogic (Shanghai) Co., Ltd. - Class A	3	23
Andon Health Co., ltd. - Class A	5	27
Angel Yeast Co., Ltd. - Class A	9	34
Anhui Conch Cement Company Limited - Class A	39	121
Anhui Conch Cement Company Limited - Class H	108	225
Anhui Gujing Distillery Company Limited - Class A	4	149
Anhui Gujing Distillery Company Limited - Class B	10	142
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (a)	20	47
Anhui Kouzi Distillery Co., Ltd. - Class A	7	37
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	51
Anjing Food Group Co., Ltd. - Class A	3	30
ANTA Sports Products Limited	150	1,597
Aojie Technology Co., Ltd. - Class A (a)	3	17
APT Medical Inc. - Class A	1	36
Arrow Home Group Co., Ltd. - Class A	3	4
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	43
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (c)	3	23
Autobio Diagnostics Co., Ltd. - Class A	5	43
Autohome Inc. (c)	28	184
Avary Holding (Shenzhen) Co., Ltd - Class A	20	66
Avic Capital Co., Ltd. - Class A	97	40
AviChina Industry & Technology Company Limited - Class H	257	101
Avicopter PLC - Class A	6	37
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	28
Baidu, Inc. - Class A (a) (c)	248	3,256
Baiyin Nonferrous Group Co., Ltd. - Class A	45	17
Bank of Beijing Co., Ltd. - Class A	152	119
Bank of Changsha Co., Ltd. - Class A	34	36
Bank of Chengdu Co., Ltd. - Class A	40	76
Bank of China Limited - Class H	8,826	3,649
Bank of Communications Co., Ltd. - Class A	295	256
Bank of Communications Co., Ltd. - Class H	814	535
Bank of Jiangsu Co., Ltd. - Class A	153	166
Bank of Nanjing Co., Ltd. - Class A	26	33
Bank of Ningbo Co., Ltd. - Class A	51	147
Bank of Shanghai Co., Ltd. - Class A	49	45
Bank of Suzhou Co., Ltd. - Class A	29	29
Baoshan Iron & Steel Co., Ltd. - Class A	161	144
Baotou Steel (Group) Co., Ltd - Class A (a)	473	104
BBMG Corporation - Class A	58	15
BBMG Corporation - Class H	273	22
BeiGene, Ltd. (a) (c)	86	1,041
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	31
Beijing Enterprises Holdings Limited	58	168
Beijing Enterprises Water Group Limited	356	79
Beijing Huaer Company Limited - Class A	48	43
Beijing Huafeng Test & Control Technology Co., ltd. - Class A	1	20
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	16
Beijing Jingneng Power Co. , Ltd. - Class A	47	21
Beijing Kingsoft Office Software Co., ltd - Class A	4	156
Beijing New Building Material (Group) Co., Ltd. - Class A	18	72
Beijing Shiji Information Technology Co., Ltd. - Class A (a)	5	5
Beijing Shougang Co., Ltd. - Class A	34	15
Beijing Tongrentang Co., Ltd. - Class A	13	72
Beijing United Information Technology Co., Ltd. - Class A	6	19
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	58
Beijing Yanjing Brewery Co., Ltd. - Class A	23	30
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	20
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	25
Bethel Automotive Safety Systems Co., Ltd - Class A	4	27
Bicycle Club Joint Venture, L.P. - Class A	35	58
Bilibili Inc (a)	22	246
Bloomage Biotechnology Corporation Limited - Class A	2	18
Bluestar Adisseo Co., Ltd - Class A	24	28
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	26
BOC International (China) Co., ltd. - Class A	25	35
BOE Technology Group Co., Ltd. - Class A	193	108
BOE Technology Group Co., Ltd. - Class B	113	36
Bosideng International Holdings Limited	388	194
BYD Company Limited - Class A	7	186
BYD Company Limited - Class H	108	2,779
BYD Electronic (International) Company Limited	85	315
Caida Securities Co., ltd. - Class A	33	32
Caitong Securities Co., Ltd. - Class A	50	51
Cambricon Technologies Corporation Limited - Class A (a)	4	98
Cansino Biologics Inc. - Class A (a)	1	5
Cansino Biologics Inc. - Class H (a) (b) (c)	10	20
Cathay Biotech, Inc. - Class A	2	13
CGN Power Co., Ltd. - Class A	122	67
CGN Power Co., Ltd. - Class H (c)	1,076	319
Changchun BCHT Biotechnology Co. - Class A	3	17
Changchun High And New Technology Industry (Group) Inc. - Class A	4	72
Changjiang Securities Co., Ltd. - Class A	59	42
Changzhou Xingyu Automotive Lighting Systems Co., ltd. - Class A	3	57
China Aviation Power Co., Ltd. - Class A	25	117
China Baoan Group Co., Ltd. - Class A	31	46
China CITIC Bank Corporation Limited - Class H	1,015	542
China Coal Energy Company Limited - Class A	20	30
China Coal Energy Company Limited - Class H	230	224
China Construction Bank Corporation - Class A	68	64
China Construction Bank Corporation - Class H	10,873	6,572
China CSSC Holdings Limited - Class A	41	195
China Eastern Airlines Corporation Limited - Class A (a)	150	76
China Eastern Airlines Corporation Limited - Class H (a) (b)	230	57
China Energy Engineering Corporation Limited - Class A	264	77
China Energy Engineering Corporation Limited - Class H	658	60
China Everbright Bank Company Limited - Class A	319	138
China Everbright Bank Company Limited - Class H	326	94
China Everbright Environment Group Limited	412	160
China Feihe Limited (c)	396	186
China Film Co., Ltd. - Class A (a)	18	31
China First Heavy Industries - Class A (a)	53	19
China Galaxy Securities Co., Ltd. - Class A	36	59
China Galaxy Securities Co., Ltd. - Class H	399	197
China Gas Holdings Limited	280	253
China Hainan Rubber Industry Group Co., ltd. - Class A (a)	33	23
China Hongqiao Group Limited	239	269
China Huishan Dairy Holdings Company Limited (a) (d)	946	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
China International Capital Corporation Limited - Class A	17	76
China International Capital Corporation Limited - Class H (c)	178	212
China International Marine Containers (Group) Co., Ltd. - Class A	30	37
China International Marine Containers (Group) Co., Ltd. - Class H	44	38
China Jushi Co., Ltd. - Class A	41	60
China Lesso Group Holdings Limited	111	53
China Life Insurance Company Limited - Class H	820	986
China Literature Limited (a) (c)	47	159
China Longyuan Power Group Corporation Limited - Class A	29	75
China Longyuan Power Group Corporation Limited - Class H	400	281
China Medical System Holdings Limited	148	156
China Mengniu Dairy Company Limited	331	713
China Merchants Bank Co., Ltd. - Class A	169	753
China Merchants Bank Co., Ltd. - Class H	370	1,470
China Merchants Energy Shipping Co., Ltd. - Class A	68	73
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	66
China Merchants Port Holdings Company Limited	158	190
China Merchants Securities Co., Ltd. - Class A	29	55
China Merchants Securities Co., Ltd. - Class H (c)	82	62
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	94
China Minsheng Banking Corp., Ltd. - Class A	297	167
China Minsheng Banking Corp., Ltd. - Class H	654	227
China Molybdenum Co., Ltd - Class A	156	177
China Molybdenum Co., Ltd - Class H	275	235
China National Building Material Co., Ltd. - Class H	386	133
China National Medicines Corporation Ltd. - Class A	7	31
China National Nuclear Power Co Ltd - Class A	144	179
China National Software and Service Company Limited - Class A	8	32
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	51
China Oilfield Services Limited - Class A	22	52
China Oilfield Services Limited - Class H	170	196
China Overseas Land & Investment Limited	385	556
China Pacific Insurance (Group) Co., Ltd. - Class A	51	161
China Pacific Insurance (Group) Co., Ltd. - Class H	302	530
China Petroleum & Chemical Corporation - Class A	423	364
China Petroleum & Chemical Corporation - Class H	2,566	1,458
China Petroleum Engineering Corporation - Class A	45	19
China Power International Development Limited	583	240
China Railway Construction Group Co., Ltd. - Class A	32	17
China Railway Group Limited - Class A	173	163
China Railway Group Limited - Class H	401	198
China Railway Hi-Tech Industry Corporation Limited - Class A	20	21
China Railway Signal & Communication Corporation Limited - Class A	63	48
China Railway Signal & Communication Corporation Limited - Class H	178	68
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	35
China Resources Gas Group Limited	95	302
China Resources Land Limited	317	1,004
China Resources Microelectronics Limited - Class A	10	54
China Resources Mixc Lifestyle Services Limited (c)	70	223
China Resources Pharmaceutical Group Limited (c)	219	140
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	9	68
China Science Publishing & Media Ltd. - Class A	7	24
China Securities Co., Ltd. - Class A	34	104
China Shenhua Energy Company Limited - Class A	51	272
China Shenhua Energy Company Limited - Class H	377	1,485
China Southern Airlines Company Limited - Class A (a)	130	100
China Southern Airlines Company Limited - Class H (a)	22	8
China Southern Power Grid Co., Ltd. - Class A	32	22
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	14
China Southern Power Grid Technology Co., Ltd. - Class A	3	12
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H	198	75
China Taiping Insurance Holdings Company Limited	177	155
China Three Gorges Corporation - Class A	262	170
China Tourism Group Duty Free Corporation Limited - Class A	15	177
China Tourism Group Duty Free Corporation Limited - Class H (b)	12	122
China Tower Corporation Limited - Class H (c)	4,576	527
China Vanke Co., Ltd. - Class A	75	96
China Vanke Co., Ltd. - Class H	237	165
China XD Electric Co., Ltd. - Class A	46	34
China Yangtze Power Co., Ltd. - Class A	199	685
China Zhenhua (Group) Science & Technology Co., ltd. - Class A	6	41
China Zheshang Bank Co., Ltd. - Class A	151	62
China Zheshang Bank Co., Ltd. - Class H (c)	126	37
Chongqing Brewery Co., Ltd. - Class A	5	46
Chongqing Changan Automobile Company Limited - Class A	52	123
Chongqing Changan Automobile Company Limited - Class B	179	97
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	20
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	45
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	106
Chongqing Taiji Industry(Group) Co., ltd - Class A (a)	5	25
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	9
CITIC Limited	719	694
CITIC Securities Company Limited - Class A	98	262
CITIC Securities Company Limited - Class H	203	335
CNOOC Energy Development Co., Ltd. - Class A	52	25
CNPC Capital Company Limited - Class A	44	34
Cofco Sugar Holding Co., ltd - Class A	15	19
Copper Sub Corporation, Inc. - Class A	29	37
COSCO SHIPPING Development Co., Ltd. - Class A	121	38
COSCO SHIPPING Development Co., Ltd. - Class H	270	27
Cosco Shipping Energy Transportation Co., Ltd. - Class A	35	78
Cosco Shipping Energy Transportation Co., Ltd. - Class H	62	64
COSCO Shipping Holdings Co., Ltd - Class H	347	365
Country Garden Holdings Company Limited (a)	1,293	81
Country Garden Services Holdings Company Limited (b)	262	168
CSPC Pharmaceutical Group Limited	937	738
Dajin Heavy Industry Co., Ltd - Class A	7	21
Daqin Railway Co., Ltd. - Class A	114	115
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	24
Datang International Power Generation Co., Ltd. - Class A	46	18
Datang International Power Generation Co., Ltd. - Class H	364	64
DHC Software Co., Ltd. - Class A	38	30
Do-Fluoride New Materials Co., Ltd. - Class A	11	21
Dong'e Ejiao Co., Ltd. - Class A	6	46
Dongfang Electric Co., Ltd. - Class A	21	45
Dongfang Electric Co., Ltd. - Class H	40	42
Dongxing Securities Co., Ltd. - Class A	31	34
Donlinks International Investment Co., Ltd. - Class A (a)	10	27
East Buy Holding Limited (a) (b)	49	132
Eastern Air Logistics Co., Ltd. - Class A	12	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Eastroc Beverage(Group) Co., Ltd. - Class A	2	42
Easyhome New Retail Group Corporation Limited - Class A	69	27
Ecovacs Robotics Co., Ltd. - Class A	7	32
ENN energy Holdings Limited	86	661
Enn Natural Gas Co., Ltd. - Class A	28	74
Everbright Securities Company Limited - Class A	27	61
Everbright Securities Company Limited - Class H (c)	68	45
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	31
Eyebright Medical Technology Co., Ltd - Class A	1	18
Farasis Energy (Gan Zhou) Co., Ltd. - Class A (a)	12	19
Faw Jiefang Group Co., ltd - Class A (a)	33	41
Flat Glass Group Co., Ltd. - Class A	12	49
Flat Glass Group Co., Ltd. - Class H (b)	51	124
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42	228
Fosun International Limited	244	127
Foxconn Industrial Internet Co., Ltd. - Class A	89	288
Fujian Kuncai Material Technology Co., Ltd. - Class A (a)	4	26
Fujian Sunner Development Co., ltd. - Class A	14	29
Full Truck Alliance Co. Ltd. - Class A - ADR	74	540
Fushun Special Steel Group Imp. & Exp. Co., Ltd. Co., Ltd. - Class A (a)	18	15
Fuyao Glass Industry Group Co., Ltd. - Class A	5	31
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	64	325
Fuzhou Tianyu Electric Co., ltd. - Class A (a)	45	40
Galaxycore Inc. - Class A	15	35
Ganfeng Lithium Group Co., Ltd - Class A	3	17
Ganfeng Lithium Group Co., Ltd - Class H (c)	48	146
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	22
GCL-Poly Energy Holdings Limited	2,312	378
GD Power Development Co., ltd - Class A	30	21
Geely Automobile Holdings Limited	595	704
GEM Co., Ltd. - Class A	46	37
Gemdale Corporation - Class A	41	22
GenScript Biotech Corporation (a)	98	182
GF Securities Co., Ltd. - Class A	59	110
GF Securities Co., Ltd. - Class H	100	103
Giant Network Group Co., Ltd. - Class A	19	32
GigaDevice Semiconductor Inc. - Class A	7	70
Goertek Inc. - Class A	36	78
Goldwind Science&Technology Co., ltd. - Class A	53	54
Goldwind Science&Technology Co., ltd. - Class H	2	1
Gongniu Group Co., Ltd. - Class A	3	35
Goodwe Technologies Co., Ltd. - Class A	1	18
Gotion High-Tech Co., Ltd. - Class A (a)	14	38
Great Wall Motor Company Limited - Class A	18	56
Great Wall Motor Company Limited - Class H	243	271
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	31
Gree Electric Appliances, Inc. of Zhuhai - Class A	47	257
Greenland Holding Group Co., Ltd - Class A (a)	99	26
GRG Banking Equipment Co., Ltd. - Class A	25	42
Guangdong Electric Power Development Co., Ltd - Class A (a)	34	23
Guangdong Electric Power Development Co., Ltd - Class B (a)	28	8
Guangdong Haid Group Co., Ltd. - Class A	9	54
Guangdong Investment Limited	342	147
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	17
Guangdong No.2 Hydropower Engineering Company, Ltd. - Class A	23	13
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	38
Guangxi Guiguan Electric Power Co., ltd. - Class A	17	13
Guangzhou Automobile Group Co., Ltd. - Class A	69	86
Guangzhou Automobile Group Co., Ltd. - Class H	138	57
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	21	29
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	16	62
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	49
Guangzhou Haige Communications Group Incorporated Company - Class A	29	42
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	38
Guangzhou Port Co., Ltd. - Class A	18	9
Guangzhou Shiyuan Electronic Technology Co., ltd. - Class A	7	34
Guangzhou State-Owned Capital Operation Holdings Co., Ltd. - Class A	24	20
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	62
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	31
Guolian Securities Co., ltd. - Class A	20	31
Guosen Securities Co., Ltd. - Class A	65	75
Guotai Junan Securities Co., Ltd. - Class A	34	68
Guotai Junan Securities Co., Ltd. - Class H (c)	68	74
H World Group Limited (b)	186	722
Haidilao International Holding Ltd. (c)	166	376
Haier Smart Home Co., Ltd - Class A	61	214
Haier Smart Home Co., Ltd - Class H	249	774
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	69
Hainan Drinda New Energy Technology Co., Ltd. - Class A	2	18
Haisco Pharmaceutical Group Co., Ltd. - Class A (a)	7	25
Haitian International Holdings Limited	110	321
Haitong Securities Co., Ltd. - Class A	95	114
Haitong Securities Co., Ltd. - Class H	215	103
Hangjin Technology Co., Ltd. - Class A	6	25
Hangzhou Bank Co., Ltd. - Class A	40	61
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	28
Hangzhou First Applied Material Co., Ltd. - Class A	9	34
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	17
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	31
Hangzhou Robam Appliances Co., Ltd. - Class A	10	32
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	37
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	28
Hansoh Pharmaceutical Group Company Limited (c)	122	241
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	32
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	20
Hebei Sinopack Electronic Technology Co., Ltd. - Class A (a)	2	14
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	38
Hedy Holding Co., Ltd. - Class A	105	95
Heilan Home Co., Ltd. - Class A	35	43
Heilongjiang Agriculture Company Limited - Class A	21	35
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	55
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	115
Hengan International Group Company Limited	76	241
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	29
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	27	51
Hengsheng Chemical Industry Co., Ltd. - Class A	11	40
Hengtong Optic-Electric Co., Ltd. - Class A	19	32
Hengyi Petrochemical Co. Ltd - Class A (a)	39	34
Hesheng Silicon Industry Co., Ltd. - Class A	6	39
Hisense Home Appliances Group Co., Ltd. - Class A	11	44
Hisense Home Appliances Group Co., Ltd. - Class H	23	72
Hisense Visual Technology Co., Ltd. - Class A	13	41
HNA Infrastructure Investment Group Co., Ltd. - Class A (a)	104	50
Hongfa Technology Co., Ltd. - Class A	9	31
Hongta Securities Co., Ltd. - Class A	25	24
Hongyuan Green Energy Co Ltd. - Class A	5	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Hopson Development Holdings Limited (a)	144	65
Hoymiles Power Electronics Inc. - Class A	1	18
Hua Hong Semiconductor Limited (c)	83	162
Hua Xia Bank Co., Limited - Class A	106	95
Huaan Securities Co., Ltd. - Class A	34	21
Huadian Power International Corporation Limited - Class A	86	81
Huadian Power International Corporation Limited - Class H (b)	182	97
Huadong Medicine Co., ltd - Class A	18	76
Huafon Chemical Co., Ltd. - Class A	27	25
Huagong Tech Company Limited - Class A	10	43
Huaibei Mining Co., Ltd. - Class A	21	47
Hualan Biological Engineering, Inc. - Class A	19	52
Huaneng Power International, Inc. - Class A	97	123
Huaneng Power International, Inc. - Class H	422	249
Huatai Securities Co., Ltd. - Class A	59	113
Huatai Securities Co., Ltd. - Class H (c)	174	199
Huaxi Securities Co., ltd. - Class A	29	29
Huaxin Cement Co., Ltd. - Class A	19	35
Huaxin Cement Co., Ltd. - Class H	19	16
Huayu Automotive Systems Co., Ltd. - Class A	32	74
Hubei Energy Group Co., Ltd. - Class A	52	36
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	46
Hubei Xingfa Chemicals Group Co., ltd. - Class A	13	32
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	96
Humanwell Healthcare (Group) Co., ltd - Class A	17	45
Hunan Changyuan Lico Co., Ltd - Class A	15	11
Hunan Valin Steel Co., Ltd. - Class A	59	42
Hundsun Technologies Inc. - Class A	20	62
Hygeia Healthcare Holdings Co., Limited (b) (c)	42	171
iFlytek Co., Ltd. - Class A	10	71
Industrial and Commercial Bank of China Limited - Class A	928	674
Industrial and Commercial Bank of China Limited - Class H	8,110	4,092
Industrial Bank Co., Ltd. - Class A	166	373
Industrial Securities Co., Ltd. - Class A	90	67
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	22
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	21
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	50
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	90	45
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	36
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	179
Inner Mongolia Yitai Coal Co., Ltd. - Class B	100	190
Innovent Biologics, Inc. - Class B (a) (c)	134	647
Inspur Electronic Information Industry Co., Ltd. - Class A	15	89
iQIYI, Inc. - Class A - ADR (a)	52	219
IRAY Technology Company Limited - Class A	1	29
J&T Global Express Ltd. (a) (b)	587	786
JA Solar Technology Co., ltd. - Class A	32	76
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	36
Jcet Group Co., ltd. - Class A	17	69
JCHX Mining Management Co., ltd. - Class A	6	41
JD Health International Inc. (a) (c)	106	377
JD Logistics, Inc. (a)	255	260
JD.com, Inc. - Class A	272	3,784
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	20
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	63
Jiangsu Expressway Company Limited - Class A	29	47
Jiangsu Expressway Company Limited - Class H	129	132
Jiangsu Financial Leasing Co., Ltd. - Class A	32	20
Jiangsu Guoxin Corp. Ltd. - Class A	16	17
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	86
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	51	326
Jiangsu King'S Luck Brewery Joint-Stock Co., ltd. - Class A	14	112
Jiangsu NHWA Pharmaceutical Co., ltd - Class A	10	28
Jiangsu Pacific Quartz Co., Ltd. - Class A	4	44
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	33
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	11	156
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	27
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	19
Jiangsu Yoke Technology Co., Ltd. - Class A	5	34
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	51
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	64
Jiangxi Copper Company Limited - Class A	12	38
Jiangxi Copper Company Limited - Class H	124	212
Jiangxi Special Electric Motor Co., Ltd - Class A (a)	15	20
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	42
Jinko Solar Co., Ltd. - Class A	66	75
Jinneng Holding Shanxi Coal Industry Co., ltd - Class A	13	27
Jiugui Liquor Co., Ltd. - Class A	3	23
Joinn Laboratories (China) Co., Ltd. - Class A	7	19
Joinn Laboratories (China) Co., Ltd. - Class H (c)	16	18
Jointown Pharmaceutical Group Co., Ltd. - Class A	41	45
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (a)	8	29
Juewei Food Co., Ltd. - Class A	7	18
Juneyao Airlines Co., Ltd. - Class A (a)	20	32
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	254	1,174
Keboda Technology Co., Ltd. - Class A	1	12
KEDA Industrial Group Co., ltd - Class A	19	27
Kingdee International Software Group Company Limited (a)	304	344
Kingnet Network Co., ltd. - Class A	21	32
Kingsemi Co., Ltd. - Class A	1	22
Kingsoft Corp Ltd	103	319
Kuaishou Technology (a) (c)	262	1,652
Kuang-Chi Technologies Co., Ltd. - Class A	16	45
Kunlun Energy Company Limited	398	332
Kweichow Moutai Co., Ltd. - Class A	10	2,449
Leader Harmonious Drive Systems Co., Ltd. - Class A	2	28
Lenovo Group Limited	803	931
Levima Advanced Materials Corporation - Class A	9	21
Li Auto Inc. (a)	114	1,749
Li Ning Company Limited	251	671
Liaoning Cheng Da Co., ltd. - Class A	10	13
Liaoning Port Co., ltd. - Class A	185	36
Lingyi Itech (Guangdong) Company - Class A	65	49
Livzon Pharmaceutical Group Inc. - Class A	11	57
Livzon Pharmaceutical Group Inc. - Class H	11	36
Longbai Group Co., Ltd - Class A	22	55
Longfor Group Holdings Limited	222	316
LONGi Green Energy Technology Co., Ltd. - Class A	59	159
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	55	228
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	13	328
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	29
Meituan - Class B (a) (c)	590	7,321
Metallurgical Corporation of China Ltd. - Class A	220	104
Metallurgical Corporation of China Ltd. - Class H	215	46
MicroPort Scientific Corporation (a)	84	70
Mingyang Smart Energy Group Co., Ltd. - Class A	23	30
Miniso Group Holding Ltd (e)	46	239
Minmetals Capital Company Limited - Class A	40	26
Minth Group Limited	86	136
Montage Technology Co., ltd. - Class A	11	68
Muyuan Foods Co., Ltd. - Class A	42	246
Nangfang Science City Development Co., Ltd. - Class A	31	74
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	20
NARI Technology Co., Ltd. - Class A	75	249
Naura Technology Group Co., Ltd. - Class A	4	161
Navinfo Co., ltd. - Class A (a)	19	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
NetEase, Inc.	195	4,055
New China Life Insurance Company Ltd. - Class A	21	87
New China Life Insurance Company Ltd. - Class H	99	176
New Hope Liuhe Co., Ltd. - Class A (a)	47	61
New Oriental Education & Technology Group Inc. (a) (c)	162	1,418
Ninestar Co., Ltd. - Class A	12	38
Ningbo Deye Technology Co., Ltd. - Class A	4	54
Ningbo Joyson Electronic Corp. - Class A	10	23
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	39
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	14
Ningbo Shanshan Co., Ltd. - Class A	16	26
Ningbo Tuopu Group Co., Ltd. - Class A	3	28
Ningbo Zhoushan Port Group - Class A	120	56
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	134
NIO, Inc. (a) (b)	160	770
Nongfu Spring Co., Ltd. - Class H (c)	197	1,064
Offshore Oil Engineering Co., Ltd. - Class A	38	34
OFILM Group Co., Ltd. - Class A (a)	20	28
Oppein Home Group Inc. - Class A	5	44
OPT Machine Vision Tech Co., Ltd. - Class A	1	13
Orient Securities Company Limited - Class A	71	81
Orient Securities Company Limited - Class H (c)	89	35
Oriental Pearl Group Co., Ltd. - Class A	33	33
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	31
People.cn Co., Ltd. - Class A	9	31
Perfect World Co., Ltd. - Class A	21	31
PetroChina Company Limited - Class H	2,337	2,004
PICC Property and Casualty Company Limited - Class H	763	1,005
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	70	8,155
Ping An Bank Co., Ltd. - Class A	153	222
Ping An Healthcare and Technology Company Limited (a) (c)	59	89
Ping An Insurance (Group) Company of China, Ltd. - Class A	90	505
Ping An Insurance (Group) Company of China, Ltd. - Class H	701	2,969
Poly Developments and Holdings Group Co., Ltd. - Class A	96	124
POP MART International Group Limited (c)	70	258
Postal Savings Bank of China Co., Ltd. - Class A	252	166
Postal Savings Bank of China Co., Ltd. - Class H (c)	1,083	567
Power Construction Corporation of China - Class A	170	116
Pylon Technologies Co., Ltd. - Class A	1	15
Qi An Xin Technology Group Inc. - Class A (a)	6	28
Qingdao Port International Co., Ltd. - Class A	46	46
Qingdao Port International Co., Ltd. - Class H (c)	71	42
Qingdao Rural Commercial Bank Co., Ltd. - Class A (a)	67	25
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	52
Red Star Macalline Group Corporation Ltd. - Class A	32	15
Remegen, Ltd. - Class A (a)	4	28
Remegen, Ltd. - Class H (a) (b) (c)	16	54
Rockchip Electronics Co., Ltd. - Class A	4	25
Rongsheng Petrochemical Co., Ltd. - Class A	94	140
S.F. Holding Co., Ltd - Class A	43	218
SAIC Motor Corporation Limited - Class A	58	121
Sailun Group Co., Ltd. - Class A	26	52
San'an Optoelectronics Co., Ltd - Class A	48	81
SANY Heavy Industry Co., Ltd. - Class A	57	113
Satellite Chemical Co., Ltd. - Class A	31	74
SDIC Capital Co., Ltd. - Class A	53	47
Seazen Holdings Co., Ltd. - Class A (a)	23	32
Seres Co., ltd. - Class A (a)	13	168
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	18
Shaanxi Coal and Chemical Industry Group Co., ltd. - Class A	74	256
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	15
Shandong Gold Group Co., Ltd. - Class A	32	115
Shandong Gold Group Co., Ltd. - Class H (c)	77	157
Shandong Hi-Speed Group Co., Ltd. - Class A	19	22
Shandong Linglong Tyre Co., Ltd. - Class A	14	40
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	55
Shandong Sun Paper Co., Ltd. - Class A	22	43
Shandong Weigao Group Medical Polymer Company Limited - Class H	294	183
Shandong Weigao Orthopaedic Device Co., ltd. - Class A	1	5
Shandong Xinchao Energy Corporation Limited - Class A (a)	60	21
Shanghai Aiko Solar Energy Co., Ltd. - Class A	13	24
Shanghai Anlogic Infotech Co., ltd. - Class A (a)	1	3
Shanghai Bailian Group Co., Ltd. - Class A	12	15
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	23
Shanghai Baosight Software Co., Ltd - Class A	13	68
Shanghai Baosight Software Co., Ltd - Class B	70	142
Shanghai Electric Group Company Limited - Class A (a)	53	31
Shanghai Electric Group Company Limited - Class H (a)	312	61
Shanghai Electric Power Co., Ltd. - Class A	27	31
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	31
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	85
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	44
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	22
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H (b)	32	43
Shanghai International Airport Co., Ltd. - Class A (a)	16	79
Shanghai International Port(Group) Co., ltd - Class A	34	25
Shanghai Jahwa United Co., Ltd. - Class A	4	11
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	38
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	40
Shanghai Jin Jiang International Hotels Co., Ltd. - Class B	27	42
Shanghai Junshi Biosciences Co., ltd. - Class A (a)	6	23
Shanghai Junshi Biosciences Co., ltd. - Class H (a) (c)	23	29
Shanghai Lingang Holdings Co., ltd - Class A	18	24
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	22
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	44
Shanghai M&G Stationery Inc - Class A	10	48
Shanghai Moons' Electric Co., Ltd. - Class A	3	20
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	36
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	120
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	59
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	218
Shanghai RAAS Blood Products Co., Ltd. - Class A	67	66
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	78
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A (a)	13	67
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	67
Shanghai Yuyuan Tourist Mart (Group) Co., ltd - Class A	41	34
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	33
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	41
Shanxi Coking Coal Energy Group Co., ltd. - Class A	44	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Shanxi Guangyuyuan Finished Herbal Medicine Co., Ltd. - Class A (a)	5	15
Shanxi Lu'an Environmental Eneshanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	90
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	9	321
Shede Spirits Co., Ltd. - Class A	3	32
Shenergy Company Limited - Class A	43	46
Shengyi Technology Co., Ltd. - Class A	24	58
Shennan Circuits Co., Ltd. - Class A	5	62
Shenwan Hongyuan Group Co., Ltd. - Class A	212	130
Shenwan Hongyuan Group Co., Ltd. - Class H (c)	198	35
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	24
Shenzhen Energy Group Co., Ltd. - Class A	34	32
Shenzhen Goodix Technology Co., Ltd. - Class A (a)	4	32
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	29
Shenzhen Kedali Industry Co.Limited - Class A	2	25
Shenzhen KTC Technology Co., Ltd. - Class A	2	7
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	31
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	35
Shenzhen SED Industry Co., Ltd. - Class A	12	29
Shenzhen Transsion Holdings Co., Ltd. - Class A	6	142
Shenzhou International Group Holdings Limited	88	830
Shijiazhuang Yiling Pharmaceutical Co., ltd. - Class A	18	49
Shuangliang Eco-Energy Systems Co., Ltd. - Class A	18	19
SICC Co., Ltd. - Class A (a)	3	20
Sichuan Changhong Electric Co., Ltd. - Class A	45	34
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	61
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	62
Sichuan New Energy Power Company Limited - Class A (a)	17	24
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	46
Sichuan Swellfun Co., Ltd. - Class A	5	31
Sieyuan Electric Co., Ltd. - Class A	7	56
Sinocelltech Group Limited - Class A (a)	3	14
Sinochem International Corp. - Class A	31	17
Sinoma International Engineering Co., Ltd. - Class A	25	39
Sinoma Science & Technology Co., ltd. - Class A	19	39
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	19
Sinomine Resource Group Co., Ltd. - Class A	6	28
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Oilfield Service Corporation - Class H (a)	590	35
Sinopec Shanghai Petrochemical Company Limited - Class A (a)	40	15
Sinopec Shanghai Petrochemical Company Limited - Class H (a)	390	51
Sinopharm Group Co. Ltd. - Class H	143	366
Sinotrans Limited - Class A	51	42
Sinotrans Limited - Class H	194	95
Sinotruk (Hong Kong) Limited	69	171
SKSHU Paint Co., Ltd. - Class A (a)	5	21
Smoore International Holdings Limited (b) (c)	212	181
Soochow Securities Co., Ltd. - Class A	55	52
Southwest Securities Co., Ltd. - Class A	82	43
Spring Airlines Co., Ltd. - Class A (a)	9	66
Starpower Semiconductor Ltd. - Class A	2	34
State Grid Yingda Co., Ltd. - Class A	39	25
Sun Art Retail Group Limited	223	45
Sunny Optical Technology (Group) Company Limited	73	372
Sunshine City Group Co., Ltd. - Class A	71	71
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	35
TAL Education Group - Class A - ADR (a)	55	619
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	28
TBEA Co., Ltd. - Class A	50	105
TCL Technology Group Corporation - Class A (a)	164	106
Tencent Holdings Limited	675	26,291
Tencent Music Entertainment Group (a)	152	843
The Pacific Securities Co., Ltd - Class A (a)	46	20
The People's Insurance Company (Group) of China Limited - Class H	851	272
Tianfeng Securities Co., Ltd. - Class A (a)	58	23
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	3	4
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	39
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	24
Tianma Microelectronics Co., Ltd. - Class A (a)	28	32
Tianneng Battery Group Co., Ltd - Class A	4	14
Tianqi Lithium Industry Co., Ltd - Class A	14	91
Tianshan Aluminum Group Co., Ltd. - Class A	37	33
Tianshui Huatian Technology Co., Ltd. - Class A	30	32
Tingyi (Cayman Islands) Holding Corp.	203	223
Tongcheng-Elong Holdings Limited (c)	125	330
Tongfu Microelectronics Co., Ltd. - Class A	12	37
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	19
Tongkun Group Co., Ltd. - Class A (a)	16	30
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	46
Tongwei Co., Ltd. - Class A	32	108
Top Choice Medical Investment Co., Inc. - Class A (a)	3	28
Trip.com Group Limited (a)	61	2,684
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	29
Tsingtao Brewery Co., Ltd. - Class A	5	62
Tsingtao Brewery Co., Ltd. - Class H	66	455
TUHU Car Inc. (a) (b)	43	84
Unigroup Guoxin Microelectronics Co., Ltd. - Class A (a)	10	90
Uni-President China Holdings Ltd	137	98
Unisplendour Corporation Limited - Class A (a)	29	87
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	32
Venustech Group Inc. - Class A	9	27
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	24
Vipshop (China) Co., Ltd - ADR	30	490
Wanda Film Holding Co., Ltd. - Class A (a)	19	41
Wangfujing Group Co., Ltd. - Class A	9	16
Wanhua Chemical Group Co., Ltd. - Class A	25	276
Want Want China Holdings Limited	461	272
Weichai Power Co., Ltd. - Class A	68	153
Weichai Power Co., Ltd. - Class H	205	390
Western Mining Co., Ltd. - Class A	23	59
Western Securities Co., ltd. - Class A	53	49
Western Superconducting Technologies Co., Ltd. - Class A	6	33
Westone Information Industry Inc. - Class A	8	22
Will Semiconductor Co., Ltd. Shanghai - Class A	10	141
Wintime Energy Co., ltd. - Class A (a)	143	26
Wuchan Zhongda Group Co., Ltd. - Class A	44	27
Wuhan Guide Infrared Co., Ltd. - Class A	44	44
Wuliangye Yibin Co., Ltd. - Class A	31	667
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	19	78
WuXi AppTec Co., Ltd. - Class A	15	100
WuXi AppTec Co., Ltd. - Class H (b) (c)	40	187
Wuxi Autowell Technology Co., Ltd. - Class A	2	31
Wuzhou Minovo Co., Ltd. - Class A	20	28
XCMG Construction Machinery Co., Ltd. - Class A	116	100
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	28
Xiamen C&D Inc. - Class A	28	40
Xiamen Faratronic Co., Ltd. - Class A	2	25
Xiamen Tungsten Co., Ltd. - Class A	12	33
Xiamen Xiangyu Co., Ltd. - Class A	26	24
Xi'an International Medical Investment Co., Ltd. - Class A (a)	21	18
Xiangtan Electric Manufacturing Co., Ltd. - Class A (a)	9	17
Xinhu Zhongbao Co., ltd. - Class A	64	18
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	57
Xinjiang Tianshan Cement Co., Ltd. - Class A	30	29
Xinyi Solar Holdings Limited	548	425

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Xpeng Inc. (a) (b)	139	554
XTC New Energy Materials (Xiamen) Co., ltd. - Class A	4	17
Yadea Group Holdings Ltd (c)	108	176
Yangzijiang Shipbuilding (Holdings) Ltd.	289	409
Yankuang Energy Group Company Limited - Class A	37	118
Yankuang Energy Group Company Limited - Class H	248	521
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	33
Yifeng Pharmacy Chain Co., Ltd. - Class A	10	56
Yinyi Co., Ltd. - Class A (a)	79	17
Yongan Futures Co., Ltd. - Class A	5	9
Yonghui Superstores Co., Limited - Class A (a)	67	21
Yongxing Special Materials Technology Co., Ltd. - Class A	6	37
Youngor Group Co., Ltd. - Class A	47	45
Yuexiu Property Company Limited	128	71
Yum China Holdings, Inc.	45	1,810
Yunda Holding Co., Ltd. - Class A	29	29
Yunnan Aluminium Co,Ltd. - Class A	31	58
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	61
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	33
Yunnan Energy New Material Co., Ltd. - Class A	9	52
Yunnan Yuntianhua Co., Ltd. - Class A	16	41
Zangge Mining Company Limited - Class A	13	52
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	143
Zhaojin Mining Industry Company Limited - Class H	161	219
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	27	18
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	64
Zhejiang Chint Electric Co., Ltd. - Class A	23	64
Zhejiang Construction Investment Group Corporation, Ltd - Class A	8	10
Zhejiang Dahua Technology Co., Ltd. - Class A	32	82
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	31
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A	31	43
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	28
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	61
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	20
Zhejiang Juhua Co., Ltd. - Class A	22	72
Zhejiang Longsheng Group Co., ltd. - Class A	24	27
Zhejiang NHU Company Ltd. - Class A	31	72
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co., ltd - Class A	33	111
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	48
Zhejiang Supor Co., Ltd. - Class A	6	44
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	17	42
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	29
Zhejiang Zheneng Electric Power Co., Ltd - Class A (a)	123	111
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	50
Zheshang Securities Co., Ltd. - Class A	38	60
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	62	100
Zhongjin Gold Corporation Limited - Class A	46	79
Zhongsheng Group Holdings Limited	71	124
Zhongtai Securities Co., Ltd - Class A	23	22
Zhuhai CosMX Battery Co., Ltd. - Class A	3	6
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	26
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	64	203
Zhuzhou Kibing Group Co., Ltd - Class A (a)	23	22
Zijin Mining Group Co., Ltd. - Class A	137	306
Zijin Mining Group Co., Ltd. - Class H	600	1,201
ZJLD Group Inc	49	68
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	80	89
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	98
ZTE Corporation - Class A	33	126
ZTE Corporation - Class H	57	113
ZTO Express (Cayman) Inc. (b) (c)	47	1,017
		196,181
India 20.0%
ABB India Limited	6	455
ACC Limited	10	299
Adani Energy Solutions Limited (a)	38	474
Adani Enterprises Limited	45	1,719
Adani Gas Limited	31	345
Adani Green Energy (UP) Limited (a)	43	944
Adani Ports and Special Economic Zone Limited	101	1,632
Adani Power Limited (a)	107	690
Adani Wilmar Limited (a)	18	71
Alkem Laboratories Limited	7	402
Ambuja Cements Limited	82	600
Apollo Hospitals Enterprise Limited	12	890
Ashok Leyland Limited	174	359
Asian Paints Limited	81	2,759
Astral Limited	13	309
AU Small Finance Bank Limited (c)	38	256
Aurobindo Pharma Ltd	36	467
Avenue Supermarts Limited (a) (c)	21	1,140
Axis Bank Limited	243	3,060
Bajaj Auto Limited	8	845
Bajaj Finance Limited	28	2,413
Bajaj Finserv Limited	42	822
Balkrishna Industries Limited	9	257
Bandhan Bank Limited (c)	83	179
Bank of Baroda	121	383
Berger Paints India Limited	30	207
Bharat Electronics Limited	382	927
Bharat Forge Ltd	31	423
Bharat Petroleum Corporation Limited	109	789
Bharti Airtel Limited	259	3,815
Biocon Limited	59	186
Bosch Limited	1	349
Britannia Industries Ltd	15	867
Canara Bank	39	274
CG Power and Industrial Solutions Limited	70	453
Cholamandalam Investment and Finance Company Limited	47	654
Cipla Limited	60	1,076
Coal India Ltd Govt Of India Undertaking	254	1,327
Colgate-Palmolive (India) Limited	14	465
Container Corporation	33	352
Cummins India Limited	15	528
Dabur India Limited	76	477
Divis Laboratories Limited	14	583
DLF Limited	88	947
Dr. Reddy's Laboratories Limited	14	1,043
Eicher Motors Limited	17	824
Embassy Office Parks Private Limited	66	292
FSN E-Commerce Ventures Private Limited (a)	128	249
GAIL (India) Limited	305	663
Godrej Consumer Products Limited	43	651
Godrej Properties Limited (a)	14	384
Grasim Industries Ltd	43	1,179
Havells India Limited	24	445
HCL Technologies Limited	115	2,137
HDFC Life Insurance Company Limited (c)	110	833
HDFC Asset Management Company Limited	12	524
HDFC Bank Limited	616	10,729
Hero MotoCorp Limited	15	847
Hindalco Industries Limited	157	1,061
Hindustan Aeronautics Limited	21	857
Hindustan Petroleum Corporation Limited	70	402
Hindustan Unilever Limited	98	2,670
ICICI Bank Limited	566	7,449
ICICI Lombard General Insurance Company Limited (c)	27	547
ICICI Prudential Life Insurance Company Limited (c)	45	331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
IDFC First Bank Limited (a)	392	355
Indian Bank	26	160
Indian Oil Corporation Limited	438	885
Indian Railway Catering And Tourism Corporation Limited	33	367
Indian Railway Finance Corporation Limited	197	337
Indraprastha Gas Limited	40	206
Indus Towers Limited (a)	77	271
IndusInd Bank Ltd.	64	1,198
Info Edge (India) Limited	8	558
Infosys Limited	445	7,987
Interglobe Aviation Limited (a) (c)	14	616
ITC Limited	328	1,685
Jindal Steel & Power Limited	51	524
Jio Financial Services Limited (a)	379	1,611
JSW Energy Limited	59	375
JSW Steel Limited	141	1,412
Jubilant Foodworks Limited	44	237
Kotak Mahindra Bank Limited	122	2,605
L&T Technology Services Limited	3	219
Larsen and Toubro Limited	74	3,362
Linde India Limited	2	177
LTIMindtree Limited (c)	10	590
Lupin Limited	26	497
Macrotech Developers Limited	28	390
Mahindra and Mahindra Limited	113	2,608
Mankind Pharma Limited (a)	8	211
Marico Limited	72	426
Maruti Suzuki India Limited	15	2,312
Max Healthcare Institute Limited	72	712
Mphasis Limited	10	275
MRF Limited	—	524
Muthoot Finance Limited	12	210
Nestle India Limited	38	1,204
NHPC Limited	305	329
NMDC Limited	124	301
NTPC Limited	521	2,108
Oil and Natural Gas Corporation Limited	465	1,498
One 97 Communications Limited (a)	31	148
Oracle Financial Services Software Limited	3	285
Page Industries Limited	1	250
Patanjali Foods Limited	8	130
Persistent Systems Limited	12	561
Petronet LNG Limited	65	207
PI Industries Limited	9	406
Pidilite Industries Limited	28	1,007
Polycab India Limited	7	406
Power Finance Corporation Limited	148	692
Power Grid Corporation of India Limited	490	1,627
Procter & Gamble Hygiene and Health Care Limited	1	194
Punjab National Bank	262	391
REC Limited	129	702
Reliance Industries Limited	447	15,950
Samvardhana Motherson International Limited	276	390
SBI Cards and Payment Services Private Limited	35	286
SBI Life Insurance Company Limited (c)	46	830
Shree Cement Limited	2	538
Shriram Finance Limited	30	867
Siemens Limited	10	641
Solar Industries Limited	3	296
Sona BLW Precision Forgings Limited	40	342
SRF Limited	15	450
Star Health and Allied Insurance Company Limited (a)	22	143
State Bank of India	189	1,712
Steel Authority of India Limited	167	270
Sun Pharma Advanced Research Company Limited	131	2,557
Sundaram Finance Limited	11	525
Tata Communications Limited	13	307
Tata Consultancy Services Limited	110	5,135
Tata Consumer Products Limited	69	907
Tata Elxsi Limited	4	393
Tata Motors Limited	193	2,312
Tata Motors Limited	50	392
Tata Steel Limited	867	1,627
Tech Mahindra Limited	77	1,159
The Indian Hotels Company Limited	102	727
The Supreme Industries Limited	7	338
The Tata Power Company Limited	192	910
Titan Company Limited	45	2,076
Torrent Pharmaceuticals Ltd	9	284
Tube Investments of India Limited	14	613
TVS Motor Company Limited	26	683
UltraTech Cement Limited	14	1,608
Union Bank of India	159	295
United Spirits Limited	35	474
UPL Limited	57	310
Varun Beverages Limited	55	922
Vedanta Limited	134	439
Vodafone Idea Limited (a)	1,108	177
Voltas Limited	27	354
Wipro Limited	148	854
Yes Bank Limited (a)	2,229	623
Zomato Limited (a)	635	1,396
Zydus Lifesciences Limited	28	335
		168,381
Taiwan 17.4%
Accton Technology Corporation	55	791
Acer Inc.	327	478
Advanced Energy Solution Holding Co., Ltd.	4	87
Advantech Co., Ltd.	56	717
Airtac International Group	16	550
Alchip Technologies, Limited	8	796
ASE Technology Holding Co., Ltd.	368	1,776
Asia Cement Corporation	294	376
ASUSTeK Computer Inc.	80	1,058
AUO Corporation	739	419
Catcher Technology Co., Ltd.	71	483
Cathay Financial Holding Co., Ltd.	1,115	1,680
Chailease Holding Company Limited	170	911
Chang Hwa Commercial Bank, Ltd.	644	365
Cheng Shin Rubber Ind. Co., Ltd.	249	387
Chicony Electronics Co., Ltd	66	457
China Airlines, Ltd.	355	217
China Development Financial Holding Corporation (a)	1,699	735
China Steel Corporation	1,365	1,015
Chunghwa Telecom Co., Ltd.	432	1,693
Compal Electronics, Inc.	435	522
CTBC Financial Holding Co., Ltd.	2,138	2,165
Delta Electronics, Inc.	238	2,546
E Ink Holdings Inc.	97	690
E.Sun Financial Holding Company, Ltd.	1,611	1,365
Eclat Textile Corporation Ltd.	21	359
Elite Material Co., Ltd.	33	417
eMemory Technology Inc.	7	527
EVA Airways Corporation	318	315
Evergreen Marine Corp. (Taiwan) Ltd.	103	566
Far Eastern New Century Corporation	391	404
Far EasTone Telecommunications Co., Ltd.	160	404
Feng Tay Enterprises Co., Ltd.	74	365
First Financial Holding Co., Ltd.	1,147	989
Formosa Chemicals & Fibre Corporation	466	796
Formosa Petrochemical Corporation	159	340
Formosa Plastics Corporation	536	1,139
FOXCONN Technology Co., Ltd.	136	277
Fubon Financial Holding Co., Ltd.	910	1,969
Giant Manufacturing Co., Ltd.	37	257
Giga-Byte Technology Co., Ltd.	64	630
Global Unichip Corp.	9	346
GlobalWafers Co., Ltd.	24	417
Highwealth Construction Corp.	131	166
HIWIN Technologies Corp.	32	281
Hon Hai Precision Industry Co., Ltd.	1,332	6,489
Hotai Motor Co., Ltd.	52	1,049
Hua Nan Financial Holdings Co., Ltd.	1,073	767
Innolux Corporation	995	474
Inventec Corporation	331	608
Largan Precision Co., ltd.	11	839
Lite-On Technology Corporation	232	770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MediaTek Inc.	170	6,179
Mega Financial Holding Co., Ltd.	1,218	1,530
Micro-Star International Co., Ltd.	78	408
Momo.Com Inc.	10	124
Nan Ya P.C.B. Service Company	26	161
Nan Ya Plastics Corporation	610	1,049
Nan Ya Technology Corporation	143	303
Nien Made Enterprise Co., Ltd.	18	199
Novatek Microelectronics Corporation	67	1,236
Oneness Biotech Co., Ltd.	36	199
Parade Technologies, Ltd.	7	202
PEGATRON Corporation	227	707
PharmaEssentia Corp. (a)	31	311
Phison Electronics Corporation	18	390
Polaris Group (a)	38	86
Pou Chen Corporation	246	278
Powerchip Semiconductor Manufacturing Corp.	358	290
Powertech Technology Inc.	75	471
President Chain Store Corporation	58	481
Quanta Computer Inc.	316	2,788
Radiant Opto-Electronics Corporation	52	281
Realtek Semiconductor Corporation	55	960
Ruentex Development Co., Ltd.	218	238
Ruentex Industries Limited	96	179
Shin Kong Financial Holding Co., Ltd. (a)	1,538	388
Silergy Corp.	38	390
Simplo Technology Co., Ltd.	20	282
Sino-American Silicon Products Inc.	64	431
SinoPac Financial Holdings Company Limited	1,406	943
Synnex Technology International Corporation	154	377
Taishin Financial Holding Co., Ltd.	1,320	740
Taiwan Business Bank, Ltd.	670	333
Taiwan Cement Corporation	720	713
Taiwan Cooperative Bank, Ltd.	1,059	858
Taiwan Fertilizer Co., ltd.	87	172
Taiwan Glass Industry Corporation (a)	144	77
Taiwan High Speed Rail Corporation	232	219
Taiwan Mobile Co., Ltd.	173	551
Taiwan Semiconductor Manufacturing Company Limited	2,652	63,905
Tatung Co. (a)	193	349
TECO Electric & Machinery Co., Ltd.	133	238
The Shanghai Commercial & Savings Bank, Ltd.	511	769
Tripod Technology Corporation	53	340
Unimicron Technology Corp.	144	857
Uni-President Enterprises Corp.	525	1,252
United Microelectronics Corporation	1,317	2,145
Vanguard International Semiconductor Corporation	98	261
Voltronic Power Technology Corporation	8	414
Walsin Lihwa Corporation	307	359
Wan Hai Lines Ltd.	140	194
WIN Semiconductors Corp.	41	187
Winbond Electronics Corp.	293	248
Wistron Corporation	315	1,193
Wiwynn Corporation	11	757
WPG Holdings Limited	176	528
Yageo Corporation	43	799
Yang Ming Marine Transport Corporation	163	225
Yuanta Financial Holding Co., Ltd	1,360	1,278
Yulon Nissan Motor Co., Ltd	4	16
Zhen Ding Technology Holding Limited	74	289
		146,366
South Korea 11.8%
Amorepacific Corporation	3	270
Amorepacific Corporation	3	57
BGF Co., Ltd.	1	83
BNK Financial Group Inc.	28	165
Celltrion Inc.	16	2,230
CJ CheilJedang Corp.	1	208
Cj Corporation	2	151
Cosmo Advanced Materials & Technology Co., Ltd. (a)	3	319
Coway Co., Ltd.	6	270
DB Insurance Co., Ltd.	5	342
Doosan Bobcat Inc.	6	242
Doosan Enerbility Co Ltd (a)	49	634
Ecopro BM Co., Ltd.	5	1,058
Ecopro Co., Ltd (a)	2	1,076
F&F Holdings Co., Ltd.	2	114
GS Holdings Corp.	7	255
GS Retail Co., Ltd.	4	64
Hana Financial Group Inc.	32	1,396
Hanjinkal	3	113
Hankook Tire & Technology Co., ltd	9	357
Hanmi Science Co., Ltd.	1	170
HANMI Semiconductor Co., ltd.	6	590
Hanon Systems	21	94
Hanwha Aerospace CO., LTD.	4	598
Hanwha Ocean Co., Ltd. (a)	8	155
Hanwha Solutions Corporation	11	228
HD Hyundai Co., Ltd.	5	259
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5	442
HLB Co., ltd (a)	13	1,042
HMM Co., Ltd.	28	328
Hotel Shilla Co., Ltd.	4	165
HYBE Co., Ltd.	2	373
Hyundai Engineering & Construction Co., Ltd.	9	210
Hyundai Glovis Co., Ltd.	2	276
Hyundai Heavy Industries Co., ltd. (a)	2	203
Hyundai Marine & Fire Insurance Co., ltd.	6	144
Hyundai Mobis Co., Ltd.	7	1,307
Hyundai Motor Company	16	2,828
Hyundai Rotem Company	7	173
Hyundai Steel Company	10	240
Industrial Bank of Korea	31	322
Kakao Corp.	34	1,370
Kakao Pay Corp. (a)	3	87
KakaoBank Corp.	36	757
Kangwon Land, Inc.	13	157
KB Financial Group Inc.	41	2,139
KIA Corporation	27	2,273
Korea Aerospace Industries, Ltd.	8	283
Korea Electric Power Corp (a)	28	460
Korea Investment Holdings Co., Ltd.	5	236
Korea Zinc Co., Ltd.	1	467
Korean Air Lines Co., Ltd.	21	344
Krafton, Inc. (a)	3	622
KT&G Corporation	10	704
Kumho Petrochemical Co., Ltd.	2	204
Kumyang Co., Ltd. (a)	3	286
L&F Co., Ltd.	3	360
LG Chem, Ltd. (a)	5	1,404
LG Chem, Ltd.	5	1,694
LG Corp.	12	806
LG Display Co., Ltd. (a)	29	230
LG Electronics Inc.	12	856
LG H&H Co., Ltd.	1	317
LG Innotek Co., Ltd.	1	170
LG Uplus Corp.	18	138
LOTTE Chemical Corporation	2	160
Meritz Financial Group Inc.	11	646
Mirae Asset Securities Co., Ltd.	31	185
NAVER Corporation	16	2,243
Ncsoft Corporation	1	221
Netmarble Corp. (a)	2	94
NH Investment & Securities Co., Ltd.	15	135
Orion Incorporation	3	170
Pan Ocean Co., Ltd.	32	102
Pearl Abyss Corp. (a)	3	63
POSCO Future M Co., Ltd.	4	790
POSCO Holdings Inc.	8	2,377
POSCO ICT Company Ltd.	6	210
Posco International Corporation	4	165
Samsung Biologics Co., Ltd. (a)	2	1,226
Samsung C&T Corporation	10	1,131
Samsung Card Co., Ltd.	3	94
Samsung Electro-Mechanics Co., Ltd.	6	671
Samsung Electronics Co Ltd	556	33,401
Samsung Engineering Co., Ltd. (a)	19	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Samsung Fire & Marine Insurance Co., Ltd.	3	797
Samsung Heavy Industries Co., Ltd (a)	79	504
Samsung Life Insurance Co., Ltd.	11	790
Samsung SDI Co., Ltd.	6	2,039
Samsung SDS Co., Ltd.	4	533
Samsung Securities Co., Ltd.	7	222
Shinhan Financial Group Co., Ltd.	55	1,924
SK Biopharmaceuticals Co., Ltd. (a)	3	235
SK Bioscience Co., ltd. (a)	3	134
SK Hynix Inc.	59	7,779
SK ie Technology Co., Ltd. (a)	3	181
SK Inc.	4	523
SK innovation Co., Ltd. (a)	7	582
SK Square Co., Ltd. (a)	9	543
SK Telecom Co., Ltd.	9	375
SKC Co., Ltd.	1	112
S-Oil Corporation	5	282
Woori Financial Group Inc.	72	781
Yuhan Corporation	6	351
		99,036
Saudi Arabia 3.9%
Advanced Petrochemical Company	12	124
Al Nahdi Medical Co	4	163
Al Rajhi Banking and Investment Corporation	212	4,684
Alinma Bank	109	1,268
Almarai Company	26	390
Arabian Drilling Company	3	123
Arabian Internet And Communications Services Company	3	297
Bank AlBilad	54	704
Bank Aljazira	49	260
Banque Saudi Fransi	59	611
BUPA Arabia for Cooperative Insurance Company	8	576
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	853
Elm Company	3	690
Etihad Etisalat Company	42	591
International Company For Water and Power Projects	15	1,348
Jarir Marketing Company	66	258
Mouwasat Medical Services Co.	11	395
Rabigh Refining and Petrochemical Company (a)	41	81
Riyad Bank	161	1,279
Santana Mining Inc. (a)	134	1,806
Saudi Arabian Fertilizer Company	26	847
Saudi Arabian Oil Company (c)	480	3,937
Saudi Aramco Base Oil Company - Luberef	5	217
Saudi Basic Industries Corporation	98	2,049
Saudi British Bank	110	1,214
Saudi Electricity Company	81	430
Saudi Industrial Investment Group	46	275
Saudi International Petrochemical Company (Sipchem)	39	320
Saudi Kayan Petrochemical Company (a)	90	216
Saudi Tadawul Group Holding Company	6	407
Saudi Telecom Company	189	1,993
Savola Group	28	423
The Saudi Investment Bank	60	267
The Saudi National Bank	321	3,497
Yanbu National Petrochemical Company	28	276
		32,869
Brazil 3.4%
Alupar Investimento S.A.	17	103
American Beverage Co Ambev	479	1,196
Atacadao S.A.	64	172
B3 S.A. - Brasil, Bolsa, Balcao	625	1,494
Banco Bradesco S.A.	173	440
Banco BTG Pactual S/A	42	303
Banco Do Brasil SA	92	1,043
BB Seguridade Participacoes S.A.	75	486
Caixa Seguridade Participacoes S/A	66	208
CCR S.A.	114	314
Centrais Eletricas Brasileiras S/A	120	996
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	37	634
Companhia Energetica De Minas Gerais-Cemig	27	79
Companhia Paranaense De Energia	119	204
Companhia Siderurgica Nacional	60	189
Cosan S.A.	134	430
CPFL Energia S/A	24	170
CSN Mineracao S.A.	64	69
Energisa S/A	25	238
ENGIE Brasil Energia S.A.	31	249
Equatorial Energia S.A	125	814
Hapvida Participacoes E Investimentos S/A (c)	547	404
Hypera S.A.	42	279
Itausa S.A.	131	274
JBS S.A	70	300
Klabin S.A.	84	423
Localiza Rent A Car S/A	92	1,009
Lojas Renner S/A.	93	313
Natura & Co Holding SA	110	389
Neoenergia S.A.	61	246
Petroleo Brasileiro S/A Petrobras.	411	3,141
Porto Seguro S/A	17	106
Prio S.A.	88	857
Raia Drogasil S.A.	144	790
Rede D'or Sao Luiz S.A.	145	731
Rumo S.A	127	562
Sendas Distribuidora S/A	142	419
Suzano S.A.	81	1,031
Telefonica Brasil S.A.	46	464
TIM S.A	85	301
Transmissora Alianca De Energia Eletrica S/A	23	170
Vale S.A.	398	4,840
Vibra Energia S/A	116	579
WEG SA	177	1,354
		28,813
United Arab Emirates 2.5%
3Q Holdings Pty Ltd (a)	212	176
Abu Dhabi Commercial Bank PJSC	319	730
Abu Dhabi Islamic Bank Public Joint Stock Company	168	501
Abu Dhabi National Oil Company	346	343
Abu Dhabi Ports Company PJSC (a)	102	160
Adnoc Drilling Company PJSC	197	213
Adnoc Logistics & Services PLC	142	157
ALDAR Properties PJSC	399	601
Alpha Dhabi Holding PJSC (a)	153	662
Americana Restaurants International PLC	282	247
Dubai Electricity and Water Authority	1,035	691
Dubai Islamic Bank (P S C) Br.	311	495
Emaar Development LLC	79	176
Emaar Properties PJSC	685	1,521
Emirates NBD Bank PJSC	276	1,300
Emirates Telecommunications Group Company (Etisalat Group) PJSC	383	1,902
Fertiglobe plc	145	111
First Abu Dhabi Bank P.J.S.C.	490	1,789
International Holdings Limited (a)	81	8,805
Multipleplay Group PJSC (a)	315	192
Salik Company P.J.S.C.	178	180
		20,952
South Africa 2.5%
ABSA Group	96	749
African Rainbow Minerals	13	113
Anglo American Platinum	6	231
Aspen Pharmacare Holdings Limited	41	476
Bid Corporation (Pty) Ltd	37	899
Capitec Bank Holdings	11	1,262
Clicks Group	26	413
Discovery	57	365
Exxaro Resources Limited	22	197
FirstRand Limited (b)	621	2,021
Gold Fields Limited	99	1,583
Growthpoint Properties Limited	406	242
Impala Platinum Holdings Limited	86	357
Kumba Iron Ore Ltd (c)	6	137
Mr Price Group	27	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MTN Group	200	992
Naspers Limited - Class N	20	3,625
Nedbank Group Limited	41	491
Northam Platinum Limited	41	243
OM Residual UK Ltd	500	310
Pepkor Holdings (c)	200	199
Rand Merchant Investment Holdings Limited	84	186
Remgro Ltd	54	349
Sanlam (b)	201	737
Santam Limited	4	65
Sasol	66	513
Shoprite Holdings	55	713
Sibanye Stillwater	302	348
Standard Bank Group	147	1,430
The Bidvest Group	38	488
Vodacom Group	66	344
Woolworths Holdings Limited	103	321
		20,650
Mexico 2.2%
Arca Continental S.A.B. de C.V.	52	570
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	327	543
Becle, S.A. de C.V. (b)	56	133
CEMEX S.A.B. de C.V. - Series A (a)	1,608	1,428
Coca-Cola FEMSA, S.A.B. de C.V.	59	568
El Puerto De Liverpool, S.A.B. De C.V.	26	226
Fomento Economico Mexicano, S.A. B. De C.V.	175	2,285
Gmexico Transportes, S.A.B. De C.V.	43	94
GRUMA, S.A.B. de C.V. - Class B	22	410
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	42	678
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	18	577
Grupo Bimbo S.A.B. de C.V. - Class A	147	696
Grupo Carso, S.A.B. De C.V. (b)	55	494
Grupo Elektra S.A.B. de C.V.	6	392
Grupo Financiero Banorte, S.A.B. de C.V.	318	3,391
Grupo Financiero Inbursa, S.A.B. de C.V.	202	624
Grupo Mexico, S.A.B. de C.V. - Class B	347	2,075
Industrias Penoles, S.A.B. de C.V. (a) (b)	21	303
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	396
Operadora de Sites Mexicanos, S.A. de C.V.	102	125
Orbia Advance Corporation, S.A.B. de C.V.	88	184
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	18	193
Wal - Mart de Mexico, S.A.B. de C.V.	556	2,250
		18,635
Indonesia 2.0%
Aneka Tambang (Persero), PT TBK	1,124	114
Goto Gojek Tokopedia Tbk, PT (a)	92,959	405
PT Astra International Tbk	2,099	682
PT Bank Mandiri (Persero) Tbk.	4,100	1,877
PT Bank Negara Indonesia (Persero), Tbk.	1,575	587
PT Barito Pacific Tbk	2,915	174
PT Capital Financial Indonesia Tbk. (a)	1,560	52
PT Dayamitra Telekomunikasi	1,118	43
PT Gudang Garam Tbk	51	64
PT Indocement Tunggal Prakarsa TBK	81	45
PT Kalbe Farma Tbk	2,095	195
PT Mitra Keluarga Karyasehat Tbk	614	106
Pt Mnc Digital Entertainment Tbk (a)	199	36
PT Petrindo Jaya Kreasi Tbk. (a)	182	57
PT Semen Indonesia (Persero) Tbk	207	77
PT Tower Bersama Infrastructure Tbk	191	23
PT Transcoal Pacific Tbk	110	51
PT Unilever Indonesia, Tbk.	576	98
PT United Tractors Tbk	151	230
PT Vale Indonesia Tbk	208	53
PT. Adaro Energy Indonesia Tbk	1,674	285
PT. Adaro Minerals Indonesia Tbk (a)	861	71
Pt. Amman Mineral Internasional (a)	1,361	751
PT. Avia Avian	2,033	71
PT. Bank Central Asia Tbk	6,105	3,881
PT. Bank Rakyat Indonesia (Persero) Tbk.	7,200	2,746
PT. Bayan Resources, Tbk	951	1,139
PT. Bukit Asam Tbk	524	98
PT. Charoen Pokphand Indonesia Tbk	768	255
PT. Elang Mahkota Teknologi Tbk.	1,711	47
PT. Global Digital Niaga TBK (a)	1,425	43
PT. Indah Kiat Pulp & Paper Tbk	262	159
PT. Indofood Cbp Sukses Makmur	239	175
PT. Indofood Sukses Makmur	511	206
PT. Indosat	132	93
PT. Mayora Indah Tbk	280	45
PT. Merdeka Battery Materials (a)	2,886	90
PT. Merdeka Copper Gold Tbk (a)	1,079	155
PT. Pratama Abadi Nusa Industri (a)	173	61
PT. Sarana Menara Nusantara	2,241	122
PT. Sumber Alfaria Trijaya	1,818	334
PT. Telkom Indonesia (Persero) Tbk	5,294	1,160
PT. Trimegah Bangun Persada	864	48
		17,004
Malaysia 1.6%
Ammb Holdings Berhad	247	217
Axiata Group Berhad	333	189
Celcomdigi Berhad	394	351
CIMB Group Holdings Berhad	879	1,218
Dialog Group Berhad	495	236
Fraser & Neave Holdings Bhd	18	114
Gamuda Berhad	259	288
Genting Berhad	241	241
Genting Malaysia Berhad	279	161
Hap Seng Consolidated Berhad	53	50
Hong Leong Bank Berhad	88	358
Hong Leong Financial Group Berhad	29	102
IHH Healthcare Berhad	315	401
IOI Corporation Berhad	355	297
KLCC Property Holdings Berhad	27	42
Kuala Lumpur Kepong Berhad	67	318
Kumpulan Sime Darby Berhad	333	183
Malayan Banking Berhad	817	1,666
Malaysia Airports Holdings Berhad	117	245
Maxis Communications Berhad	289	206
MISC Berhad	219	354
Mr D.I.Y. Group (M) Berhad	318	101
Nestle (Malaysia) Berhad	7	182
Petronas Chemicals Group Berhad	335	481
PETRONAS Dagangan Berhad	40	184
PETRONAS Gas Berhad	86	319
PPB Group Berhad	70	229
Press Metal Berhad	443	436
Public Bank Berhad	1,696	1,509
QL Resources Berhad	149	185
RHB Bank Berhad	362	432
Sime Darby Plantation Berhad	405	373
Telekom Malaysia Berhad	214	272
Tenaga Nasional Berhad	487	1,155
Westports Holdings Berhad	128	104
YTL Power International Berhad	293	234
		13,433
Thailand 1.4%
Advanced Info Service PLC. - NVDR	18	102
Advanced Info Service PLC.	113	631
Airports of Thailand Public Company Limited	235	420
Airports of Thailand Public Company Limited - NVDR (b)	213	382
Asset World Corp Public Company Limited - NVDR (b)	357	40
Asset World Corp Public Company Limited	507	57
B.Grimm Power Public Company Limited - NVDR	118	90
Bangkok Bank Public Company Limited	27	105
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	415
Bangkok Expressway and Metro Public Company Limited	484	106
Bangkok Expressway and Metro Public Company Limited - NVDR (b)	367	80
Banpu Public Company Limited - NVDR (b)	357	54
Berli Jucker Public Company Limited - NVDR (b)	114	76
Berli Jucker Public Company Limited	8	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
BTS Group Holdings Public Company Limited	592	91
BTS Group Holdings Public Company Limited - NVDR	371	57
Bumrungrad Hospital Public Company Limited - NVDR	28	169
Bumrungrad Hospital Public Company Limited	22	135
Carabao Group Public Co., Ltd. - NVDR	43	76
Carabao Group Public Co., Ltd.	21	36
Central Pattana Public Company Limited	62	106
Central Pattana Public Company Limited - NVDR	70	120
Central Retail Corporation Public Company Limited - NVDR (b)	70	69
Central Retail Corporation Public Company Limited (b)	293	289
Charoen Pokphand Foods Public Company Limited (a) (b)	395	197
CP ALL Public Company Limited - NVDR	184	275
CP ALL Public Company Limited	245	366
CP Axtra Public Company Limited - NVDR (b)	220	188
Delta Electronics (Thailand) Public Company Ltd.	517	1,026
Electricity Generating Public Company Limited - NVDR	30	94
Energy Absolute Public Company Limited - NVDR	219	206
Global Power Synergy Public Company Limited - NVDR (b)	79	113
Gulf Energy Development Public Company Limited	374	448
Gulf Energy Development Public Company Limited - NVDR	274	329
Home Product Center Public Company Limited - NVDR	426	125
Indorama Ventures Public Company Limited	16	11
Indorama Ventures Public Company Limited - NVDR (b)	188	123
Intouch Holdings Public Company Limited	90	169
KASIKORNBANK Public Company Limited - NVDR	103	350
Krung Thai Bank Public Company Limited - NVDR	455	209
Krungthai Card Public Company Limited	12	15
Krungthai Card Public Company Limited - NVDR	134	168
Land and Houses Public Company Limited	324	65
Minor International Public Company Limited - NVDR (b)	54	49
Minor International Public Company Limited	260	235
Muangthai Capital Public Company Limited	92	117
Osotspa Public Company Limited - NVDR	52	30
Osotspa Public Company Limited	111	63
PTT Exploration And Production Public Company Limited	157	642
PTT Global Chemical Public Company Limited	215	224
PTT Oil And Retail Business Public Company Limited - NVDR (b)	383	185
PTT Public Company Limited	652	598
PTT Public Company Limited - NVDR	294	270
RATCH Group Public Company Limited	79	60
SCG Paper Public Company Limited - NVDR	50	39
SCG Paper Public Company Limited	81	64
Siam Commercial Bank Public Company Limited, The - NVDR	68	211
Siam Commercial Bank Public Company Limited, The	29	89
Siam Global House Public Company Limited	148	67
Siam Global House Public Company Limited - NVDR	95	43
Thai Life Insurance Public Company Limited - NVDR	270	67
Thai Oil Public Company Limited - NVDR	116	188
Thai Union Group Public Company Limited	184	72
Thai Union Group Public Company Limited - NVDR	49	19
The Siam Cement Public Company Limited - NVDR	34	237
TISCO Financial Group Public Company Limited - NVDR	39	106
TMB Bank Thanachart Public Company Limited - NVDR	4,104	205
		12,068
Qatar 0.9%
Dukhan Bank (Qp.S.C.)	287	304
Industries Qatar Q.S.C.	327	1,076
Masraf Al Rayan	732	477
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	220
Ooredoo Q.P.S.C	127	370
Qatar Electricity & Water Company	62	278
Qatar Fuel (WOQOD)	85	344
Qatar Gas Transport Company Ltd.	383	418
Qatar International Islamic Bank (Q.P.S.C)	133	399
Qatar Islamic Bank (Q.P.S.C.)	203	1,060
Qatar National Bank (Q.P.S.C.)	476	1,857
The Commercial Bank (P.S.Q.C.)	382	518
		7,321
Kuwait 0.9%
Agility Public Warehousing Company KSCP	212	459
Boubyan Bank K.S.C.P	148	298
Gulf Bank K.S.C.P.	243	232
Kuwait Finance House K.S.C.P.	1,151	2,994
Mabanee Company (K.P.S.C)	83	215
Mobile Telecommunications Company. K.S.C.P	209	334
National Bank of Kuwait S.A.K.P.	878	2,741
		7,273
Philippines 0.7%
Aboitiz Equity Ventures, Inc.	258	215
Aboitiz Power Corporation	159	101
ACEN Corporation	918	63
Alliance Global Group, Inc.	360	65
Ayala Corporation	29	333
Ayala Land Inc.	649	372
Bank of The Philippine Islands	204	428
BDO Unibank, Inc.	242	666
Emperador Inc.	358	121
GT Capital Holdings, Inc.	10	128
International Container Terminal Services, Inc.	92	519
JG Summit Holdings, Inc.	300	195
Jollibee Foods Corporation	44	198
LT Group, Inc.	324	58
Manila Electric Company	31	199
Metropolitan Bank & Trust Company	226	263
Monde Nissin Corporation	669	130
PLDT Inc.	9	211
San Miguel Corporation	45	89
SM Investments Corporation	51	881
SM Prime Holdings, Inc.	1,252	729
Universal Robina Corporation	84	158
		6,122
Turkey 0.7%
Akbank Turk Anonim Sirketi - Class A	358	520
Arcelik A.S. - Class A	14	63
Aselsan Inc. - Class A	137	236
BIM Birlesik Magazalar Anonim Sirketi - Class A	47	513
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret Anonim Sirketi (a)	4	79
Coca-Cola Icecek Anonim Sirketi - Class A	9	153
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	112	119
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	197	257
Ford Otomotiv Sanayi Anonim Sirketi - Class A	8	276
Gubre Fabrikalari Turk A. S. (a)	8	43
Haci Omer Sabanci Holding A.S. - Class A	142	366
Hektas Ticaret Turk Anonim Sirketinin - Class A (a)	278	147
KOC Holding Anonim Sirketi - Class A	74	468
Petkim Petrokimya Holding A.S - Class A (a)	134	83
SASA Polyester Sanayi A.S. - Class A (a)	121	161
Tofas Turk Otomobil Fabrikasi A.S. - Class A	14	122
Turk Hava Yollari A.O. - Class A (a)	81	747
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	57	55
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	127	270
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	130
Turkiye Is Bankasi Anonim Sirketi - Class C	987	344
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	95	521
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	162

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Yapi ve Kredi Bankasi A.S. - Class A	280	239
		6,074
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	398	1,069
C&D International Investment Group Limited	79	138
China Resources Beer (Holdings) Company Limited	174	803
China Resources Cement Holdings Limited	234	36
China Resources Power Holdings Company Limited	195	456
China Shandong Hi-Speed Financial Group Limited (a) (b)	201	139
Chow Tai Fook Jewellery Group Limited	192	284
Far East Horizon Limited	145	107
Giant Biogene Holding Co Ltd	43	233
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	67	138
Kingboard Laminates Holdings Limited	83	62
Nine Dragons Paper (Holdings) Limited (a)	195	82
Orient Overseas (International) Limited	14	162
Sany Heavy Equipment Co., Ltd.	122	79
Sino Biopharmaceutical Limited	1,145	443
Topsports International Holdings Limited (c)	241	162
Xinyi Glass Holdings Limited	173	184
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	77	259
		4,836
Chile 0.4%
AntarChile S.A.	11	90
Banco de Chile	5,036	560
Banco de Credito e Inversiones	9	262
Banco Santander-Chile	7,280	362
Cencosud S.A.	151	262
Cencosud Shopping S.A.	62	95
Compania Cervecerias Unidas S.A.	13	76
Compania Sud Americana de Vapores S.A.	1,985	149
Empresas CMPC S.A.	120	244
Empresas Copec S.A.	45	324
Enel Americas S.A.	2,399	234
Enel Chile S.A.	2,807	169
LATAM Airlines Group S.A.	20,488	256
Quinenco S.A.	28	100
S.A.C.I.Falabella	140	367
		3,550
Greece 0.3%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	267	513
Greek Organisation of Football Prognostics S.A. - Class R	21	385
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	20	299
HELLENiQ ENERGY Holdings Societe Anonyme - Class R	7	59
Jumbo S.A. - Class R	11	319
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	7	218
Mytilineos SA - Class R	10	379
National Bank of Greece SA - Class R (a)	58	457
PPC S.A. - Class R (a)	21	267
		2,896
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	40	326
OTP Bank Nyrt.	25	1,151
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	15	380
		1,857
Peru 0.2%
Credicorp Ltd.	7	1,240
Enel Distribucion Peru S.A.A.	59	61
Inretail Peru Corp. (c)	4	124
		1,425
Colombia 0.2%
Banco De Bogota	12	87
Bancolombia SA	29	261
Ecopetrol S.A.	502	272
Grupo de Inversiones Suramericana S.A.	5	41
Grupo Energia Bogota S.A. ESP	277	170
Grupo Nutresa S.A.	12	147
Interconexion Electrica S A E S P	55	281
		1,259
Czech Republic 0.1%
CEZ, a. s.	18	639
Komercni banka, a.s.	9	314
		953
Egypt 0.1%
Commercial International Bank (Egypt) S.A.E.	267	451
Luxembourg 0.0%
Reinet Investments S.C.A.	14	345
Singapore 0.0%
BOC Aviation Limited (c)	26	199
United States of America 0.0%
Atour Lifestyle Holdings Limited - ADR (b)	8	151
Australia 0.0%
Yancoal Australia Ltd (b)	32	109
Russian Federation 0.0%
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (c) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (c) (d)	1,618	—
Public Joint Stock Company Magnit (a) (c) (d)	10	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	8	—
Public Joint Stock Company Mobile Telesystems (a) (c) (d)	115	—
Public Joint Stock Company Novatek (a) (c) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (c) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (c) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	301	—
Public Joint Stock Company Phosagro (a) (c) (d)	6	—
Public Joint Stock Company Phosagro (a) (c) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (c) (d)	15	—
Public Joint Stock Company Polyus (a) (c) (d)	4	—
Public Joint Stock Company Rostelecom (a) (c) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (c) (d)	4,398	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (c) (d)	189	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (c) (d)	27	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat (a) (c) (d)	241	—
United Company RUSAL PLC (a) (c) (d)	320	—
VTB Bank (Public Joint Stock Company) (a) (c) (d)	680,515	—
Total Common Stocks (cost $906,085)		819,209
PREFERRED STOCKS 2.2%
Brazil 1.4%
Banco Bradesco S.A. (f)	587	1,675
Braskem S.A - Series A	22	118
Centrais Eletricas Brasileiras S/A - Series B	23	210
Companhia Energetica De Minas Gerais-Cemig	161	404
Companhia Paranaense De Energia - Series B	123	235
Gerdau S.A.	119	529
ITAU Unibanco Holding SA (f)	521	3,610
Itausa S.A.	601	1,257
Petroleo Brasileiro S/A Petrobras. (f)	500	3,738
		11,776

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
South Korea 0.7%
Amorepacific Corporation	1	32
Hyundai Motor Company, 1.00% (g)	2	275
Hyundai Motor Company, 2.00% (g)	4	464
LG Chem, Ltd., 1.00% (g)	1	198
LG Electronics Inc.	2	80
LG H&H Co., Ltd., 1.00% (g)	—	34
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	42
Samsung Electronics Co Ltd, 1.00% (g)	88	4,417
Samsung Fire & Marine Insurance Co., Ltd.	—	56
Samsung SDI Co., Ltd., 1.00% (g)	—	39
		5,637
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	16	762
Colombia 0.0%
Bancolombia SA	45	383
Grupo Aval Acciones y Valores S.A.	508	56
Grupo de Inversiones Suramericana S.A.	15	72
		511
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	9	—
Total Preferred Stocks (cost $19,648)		18,686
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.19% (h) (i)	8,209	8,209
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (h) (i)	3,922	3,922
Total Short Term Investments (cost $12,131)		12,131
Total Investments 100.9% (cost $937,864)		850,026
Other Derivative Instruments 0.0%		53
Other Assets and Liabilities, Net (0.9)%		(8,009)
Total Net Assets 100.0%		842,070

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $239 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	8,181	18,466	18,438	124	—	—	8,209	1.0
JNL Government Money Market Fund, 5.29% - Class SL	3,471	7,446	6,995	38	—	—	3,922	0.4
	11,652	25,912	25,433	162	—	—	12,131	1.4

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	35,824	16,663	2.0
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	23	—
AU Small Finance Bank Limited	04/28/21	258	256	—
Autohome Inc.	06/18/21	372	184	—
Avenue Supermarts Limited	04/28/21	861	1,140	0.1
Baidu, Inc. - Class A	06/18/21	5,705	3,256	0.4
Bandhan Bank Limited	04/28/21	353	179	—
BeiGene, Ltd.	04/26/21	1,887	1,041	0.1
BOC Aviation Limited	04/26/21	200	199	—
Cansino Biologics Inc. - Class H	06/18/21	408	20	—
CGN Power Co., Ltd. - Class H	04/26/21	328	319	—
China Feihe Limited	04/26/21	1,007	186	—
China International Capital Corporation Limited - Class H	04/26/21	380	212	—
China Literature Limited	04/26/21	434	159	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	62	—
China Resources Mixc Lifestyle Services Limited	06/18/21	419	223	—
China Resources Pharmaceutical Group Limited	06/16/23	197	140	—
China Tower Corporation Limited - Class H	04/26/21	762	527	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	37	—
Everbright Securities Company Limited - Class H	01/11/22	54	45	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	288	325	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	146	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	97	74	—
Haidilao International Holding Ltd.	04/26/21	605	376	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	241	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,234	404	0.1
HDFC Life Insurance Company Limited	04/28/21	1,004	833	0.1
Hua Hong Semiconductor Limited	06/16/23	249	162	—
Huatai Securities Co., Ltd. - Class H	04/26/21	343	199	—
Hygeia Healthcare Holdings Co., Limited	06/16/23	262	171	—
ICICI Lombard General Insurance Company Limited	04/28/21	523	547	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	323	331	0.1
Innovent Biologics, Inc. - Class B	04/26/21	690	647	0.1
Inretail Peru Corp.	05/19/21	150	124	—
Interglobe Aviation Limited	04/28/21	341	616	0.1
JD Health International Inc.	06/18/21	1,139	377	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	18	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	3,608	1,652	0.2
Kumba Iron Ore Ltd	04/26/21	198	137	—
LTIMindtree Limited	04/28/21	558	590	0.1
Meituan - Class B	04/26/21	11,797	7,321	0.9
New Oriental Education & Technology Group Inc.	06/16/23	700	1,418	0.2
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,065	1,064	0.1
Orient Securities Company Limited - Class H	05/20/21	57	35	—
Pepkor Holdings	04/26/21	239	199	—
Ping An Healthcare and Technology Company Limited	04/26/21	672	89	—
POP MART International Group Limited	12/15/23	187	258	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	629	567	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	08/27/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Society Inter RAO UES	10/07/21	271	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	04/26/21	411	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat	04/26/21	225	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	42	—
Remegen, Ltd. - Class H	12/16/22	111	54	—
Saudi Arabian Oil Company	04/26/21	4,035	3,937	0.5
SBI Life Insurance Company Limited	04/28/21	596	830	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	157	—
Shanghai Junshi Biosciences Co., ltd. - Class H	06/18/21	142	29	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	35	—
Smoore International Holdings Limited	04/26/21	1,531	181	—
Tongcheng-Elong Holdings Limited	04/26/21	238	330	0.1
Topsports International Holdings Limited	04/26/21	292	162	—
United Company RUSAL PLC	04/26/21	230	—	—
VTB Bank (Public Joint Stock Company)	04/26/21	600	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	388	187	—
Yadea Group Holdings Ltd	12/16/22	181	176	—
ZTO Express (Cayman) Inc.	06/21/21	1,372	1,017	0.1
		112,856	50,929	6.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	231	June 2024	12,083	53	33

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	45,396	773,813	—	819,209
Preferred Stocks	11,776	6,910	—	18,686
Short Term Investments	12,131	—	—	12,131
	69,303	780,723	—	850,026
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	33	—	—	33
	33	—	—	33

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.0%
Japan 25.1%
ABC-Mart, Inc.	14	272
ACOM Co., Ltd.	60	160
Advantest Corporation	97	4,324
Aeon Co., Ltd.	119	2,815
AGC Inc.	29	1,060
Aisin Corporation	24	984
Ajinomoto Co., Inc.	68	2,555
ANA Holdings Inc. (a)	21	438
Asahi Group Holdings, Ltd.	69	2,528
Asahi Intecc Co., Ltd.	31	546
Asahi Kasei Corporation	188	1,379
ASICS Corporation	26	1,221
Astellas Pharma Inc.	246	2,641
Bandai Namco Holdings Inc.	91	1,686
Bridgestone Corporation	82	3,615
Brother Industries, Ltd.	38	706
Canon Inc.	137	4,093
Capcom Co., Ltd.	37	701
Central Japan Railway Company	122	3,040
Chubu Electric Power Co., Inc.	101	1,323
Chugai Pharmaceutical Co., Ltd.	87	3,344
Concordia Financial Group, Ltd.	158	796
COSMOS Pharmaceutical Corporation	3	313
Dai Nippon Printing Co., Ltd.	30	933
Daifuku Co., Ltd.	48	1,138
Dai-ichi Life Holdings, Inc.	135	3,433
Daiichi Sankyo Company, Ltd	265	8,442
Daikin Industries, Ltd.	40	5,575
Daito Trust Construction Co., Ltd.	9	990
Daiwa House Industry Co., ltd	90	2,677
Daiwa House REIT Investment Corporation	—	515
Daiwa Securities Group Inc.	195	1,484
DENSO Corporation	242	4,643
DISCO Corporation	13	4,620
East Japan Railway Company	150	2,876
Eisai Co., Ltd.	37	1,519
ENEOS Holdings, Inc.	419	2,019
FANUC Corporation	125	3,485
Fast Retailing Co., Ltd.	23	7,133
Fuji Electric Co., Ltd.	20	1,308
FUJIFILM Holdings Corporation	166	3,719
Fujitsu Limited	241	3,856
Fukuoka Financial Group, Inc.	25	668
GLP J-REIT	1	546
Hamamatsu Photonics K.K.	22	767
Hankyu Hanshin Holdings, Inc.	32	930
HASEKO Corporation	32	395
Hikari Tsushin,Inc.	3	619
Hirose Electric Co., Ltd.	4	420
Hitachi Construction Machinery Co., Ltd.	15	454
Hitachi, Ltd.	127	11,602
Honda Motor Co., Ltd.	672	8,308
Hoshizaki Corporation	15	529
Hoya Corporation	48	6,028
Hulic Co., Ltd.	75	774
IBIDEN Co., Ltd. (a)	17	769
Idemitsu Kosan Co., Ltd.	149	1,025
Iida Group Holdings Co., Ltd. (a)	20	259
Inpex Corporation	119	1,816
Isuzu Motors Limited	89	1,200
ITOCHU Corporation	190	8,161
Japan Airlines Co., Ltd.	18	343
Japan Airport Terminal Co., Ltd.	11	431
Japan Exchange Group, Inc.	71	1,922
Japan Metropolitan Fund Investment Corporation	1	582
Japan Post Bank Co., Ltd. (a)	192	2,064
Japan Post Holdings Co., Ltd.	282	2,841
Japan Post Insurance Co., Ltd.	28	528
Japan Real Estate Investment Corporation	—	685
Japan Tobacco Inc.	154	4,093
JFE Holdings, Inc.	85	1,418
JSR Corporation	29	817
Kajima Corporation	63	1,292
Kansai Paint Co., ltd. (a)	28	396
Kao Corporation	64	2,379
Kawasaki Heavy Industries, Ltd.	24	800
Kawasaki Kisen Kaisha, Ltd. (a)	58	776
KDDI Corporation	208	6,154
Keio Corporation	18	496
Keisei Electric Railway Co., Ltd.	21	864
Keyence Corporation	26	11,943
Kikkoman Corporation	126	1,615
Kintetsu Group Holdings Co., ltd	26	769
Kirin Holdings Company, Ltd	111	1,542
Kobe Bussan Co., Ltd.	21	520
Koei Tecmo Holdings Co., Ltd. (a)	17	185
Koito Manufacturing Co., Ltd.	36	481
Komatsu Ltd.	130	3,839
Konami Holdings Corporation	14	970
Kose Corporation	6	305
Kubota Corporation	158	2,476
Kurita Water Industries Ltd.	16	659
KYOCERA Corporation	188	2,506
Kyoto Financial Group, Inc.	41	749
Kyowa Kirin Co., Ltd.	34	618
Kyushu Railway Company	20	465
Lasertec Co., Ltd.	11	3,164
Lawson, Inc.	7	458
M3, Inc.	59	853
Makita Corporation	35	999
Marubeni Corporation	231	4,014
Matsuki Yokokokara & Company Co., Ltd.	50	809
Mazda Motor Corporation	81	951
McDonald's Holdings Company (Japan), Ltd.	11	508
Medipal Holdings Corporation	27	411
Meiji Holdings Co., Ltd.	41	883
Minebeamitsumi Inc.	49	967
MISUMI Group Inc.	35	485
Mitsubishi Chemical Group Corporation	194	1,185
Mitsubishi Corporation	557	12,903
Mitsubishi Electric Corporation	289	4,812
Mitsubishi Estate Co., Ltd.	174	3,175
Mitsubishi HC Capital Inc.	127	889
Mitsubishi Heavy Industries, Ltd.	460	4,170
Mitsubishi Motors Corporation (a)	84	276
Mitsubishi UFJ Financial Group Inc	1,654	16,823
Mitsui & Co., Ltd.	206	9,636
Mitsui Chemicals, Inc.	26	775
Mitsui Fudosan Co., Ltd.	389	4,191
Mitsui O.S.K. Lines, Ltd.	50	1,520
Mizuho Bank, Ltd.	31	848
Mizuho Financial Group, Inc.	347	6,887
MonotaRO Co., Ltd.	30	358
MS&AD Insurance Group Holdings, Inc.	182	3,253
Murata Manufacturing Co., Ltd.	239	4,499
Nec Corporation	35	2,536
NEXON Co., Ltd.	59	975
NGK Insulators, Ltd.	43	574
Nidec Corporation	71	2,951
Nikon Corporation (a)	51	517
Nintendo Co., Ltd.	145	7,959
Nippon Building Fund Inc.	—	944
Nippon Express Co., Ltd.	10	521
Nippon Paint Holdings Co., Ltd.	137	984
Nippon Prologis REIT, Inc.	—	629
Nippon Sanso Holdings Corporation	26	818
Nippon Steel Corporation (a)	126	3,037
Nippon Telegraph and Telephone Corporation	3,818	4,550
Nippon Yusen Kabushiki Kaisha	66	1,825
Nissan Motor Co., Ltd. (a)	288	1,143
Nisshin Seifun Group Inc.	40	546
Nissin Chemical Corporation	18	667
Nissin Food Holdings Co., Ltd.	33	920
Niterra Co., Ltd.	26	863
Nitori Holdings Co., Ltd.	11	1,650
Nitto Denko Corporation	20	1,834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Nomura Holdings, Inc.	417	2,675
Nomura Real Estate Holdings, Inc.	14	398
Nomura Real Estate Master Fund, Inc.	1	556
Nomura Research Institute, Ltd.	57	1,619
NTT DATA Corporation	79	1,246
Obayashi Corporation	97	1,149
OBIC Co., Ltd.	9	1,405
Odakyu Electric Railway Co., Ltd.	48	667
Oji Holdings Corporation	134	556
Olympus Corporation	166	2,389
OMRON Corporation	27	978
Ono Pharmaceutical Co., Ltd.	59	968
Open House Group Co., Ltd.	11	353
Oracle Corporation Japan	5	345
Oriental Land Co., Ltd. (a)	151	4,834
ORIX Corporation	161	3,528
Osaka Gas Co., Ltd.	59	1,329
Otsuka Corporation	33	701
Otsuka Holdings Co., Ltd.	62	2,579
Pan Pacific International Holdings Corporation	73	1,939
Panasonic Holdings Corporation	321	3,064
Persol Holdings Co., Ltd.	275	385
Rakuten Group, Inc.	210	1,194
Recruit Holdings Co., Ltd.	213	9,401
Renesas Electronics Corporation	179	3,195
Resona Holdings, Inc.	316	1,953
Ricoh Company, Ltd.	87	776
ROHM Co., Ltd.	47	761
SBI Holdings, Inc.	36	936
SCSK Corporation	19	359
Secom Co., Ltd.	29	2,082
Sega Sammy Holdings, Inc.	21	256
Seiko Epson Corporation.	39	682
Sekisui Chemical Co., Ltd.	59	869
Sekisui House, Ltd.	86	1,951
Seven & I Holdings Co., Ltd.	335	4,935
SG Holdings Co., Ltd.	55	694
Sharp Corporation (b)	32	178
Shimadzu Corporation	42	1,171
Shimano Inc.	12	1,749
Shimizu Corporation	93	601
Shin-Etsu Chemical Co., Ltd.	275	12,045
Shionogi & Co., Ltd.	40	2,062
Shiseido Company, Limited	56	1,520
SMC Corporation	8	4,447
SoftBank Corp.	385	4,947
SoftBank Group Corp	133	7,927
Sojitz Corporation	28	748
Sompo Holdings, Inc.	130	2,741
Sony Group Corporation	169	14,488
Square Enix Holdings Co., Ltd.	11	412
Subaru Corporation.	82	1,873
SUMCO Corporation	49	770
Sumitomo Chemical Company, Limited	208	452
Sumitomo Corporation	167	4,040
Sumitomo Electric Industries, Ltd.	107	1,662
Sumitomo Metal Mining Co., Ltd.	35	1,041
Sumitomo Mitsui Financial Group, Inc.	181	10,620
Sumitomo Mitsui Trust Bank, Limited	99	2,130
Sumitomo Realty & Development Co., ltd.	65	2,432
Suntory Beverage & Food Limited	15	519
Suzuki Motor Corporation	254	2,903
Sysmex Corporation	71	1,258
T&D Holdings, lnc.	74	1,283
Taisei Corporation	25	911
Taisho Pharmaceutical Holdings Co., Ltd.	7	385
Takeda Pharmaceutical Co Ltd	216	5,978
TDK Corporation	51	2,521
Terumo Corporation	196	3,587
The Chiba Bank, Ltd.	97	808
The Kansai Electric Power Company, Incorporated	105	1,494
TIS Inc.	34	722
TOBU Railway Co., LTD.	29	717
Toho Co., Ltd.	15	508
Tokio Marine Holdings, Inc.	272	8,521
Tokyo Century Corporation	22	229
Tokyo Electric Power Company Holdings, Inc. (b)	98	599
Tokyo Electron Limited	61	16,071
Tokyo Gas Co., ltd.	58	1,315
Tokyu Corporation	83	1,013
Tokyu Fudosan Holdings Corporation	84	677
TOPPAN Holdings Inc.	46	1,157
Toray Industries, Inc.	219	1,053
Tosoh Corporation	47	636
TOTO Ltd.	23	655
Toyo Suisan Kaisha, Ltd.	13	818
Toyota Industries Corporation	24	2,474
Toyota Motor Corporation	1,632	41,250
Toyota Tsusho Corporation	33	2,231
Trend Micro Incorporated	17	849
Unicharm Corporation	56	1,804
USS Co., Ltd.	56	467
Welcia Holdings Co., Ltd. (a)	16	265
West Japan Railway Company	66	1,384
Yakult Honsha Co., Ltd.	37	756
Yamaha Corporation	21	454
Yamaha Motor Co., Ltd.	122	1,124
Yamato Holdings Co., Ltd.	45	651
Yaskawa Electric Corporation	34	1,456
Yokogawa Electric Corporation	37	848
Z Holdings Corporation	382	970
Zensho Holdings Co., Ltd.	12	487
ZOZO, Inc.	16	392
		589,806
United Kingdom 13.9%
3I Group PLC	133	4,725
abrdn plc	247	440
Admiral Group PLC	32	1,165
Anglo American PLC	173	4,280
Ashtead Group Public Limited Company	60	4,247
Associated British Foods PLC	45	1,435
AstraZeneca PLC	213	28,651
Auto Trader Group PLC	122	1,081
Aviva PLC	374	2,349
B&M European Value Retail S.A.	128	880
BAE Systems PLC	417	7,108
Barclays PLC	1,856	4,298
Barratt Developments PLC	130	782
BP P.L.C.	2,347	14,732
British American Tobacco P.L.C.	307	9,344
BT Group PLC	900	1,245
Bunzl Public Limited Company	45	1,717
Burberry Group PLC	51	779
Centrica PLC	756	1,220
Coca-Cola Europacific Partners PLC	28	1,972
Compass Group PLC	237	6,943
Convatec Group PLC (c)	227	820
Croda International Public Limited Company	18	1,134
Diageo PLC	308	11,411
DS Smith PLC	180	904
Entain PLC	88	884
Experian PLC	126	5,502
Fiat Chrysler Automobiles N.V.	281	7,994
GSK PLC	558	12,013
Haleon PLC	753	3,166
Halma Public Limited Company	52	1,538
Hargreaves Lansdown PLC	48	446
Hikma Pharmaceuticals Public Limited Company	24	581
Hiscox Ltd.	45	708
Howden Joinery Group PLC	77	886
HSBC Holdings PLC	2,627	20,545
Imperial Brands PLC	123	2,755
Informa Jersey Limited	177	1,855
InterContinental Hotels Group PLC	22	2,336
Intermediate Capital Group PLC	40	1,025
Intertek Group Plc	22	1,380
J Sainsbury PLC	240	818
JD Sports Fashion PLC	367	622
Kingfisher PLC	246	774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Land Securities Group PLC	100	830
Legal & General Group PLC	811	2,604
Lloyds Banking Group PLC	8,424	5,505
London Stock Exchange Group PLC	60	7,148
M&G PLC	309	861
Melrose Industries PLC	173	1,471
Mondi PLC	60	1,049
National Grid PLC	510	6,874
NatWest Group PLC	668	2,235
Next PLC	16	1,887
NMC Health PLC (d)	12	—
Ocado Group PLC (b)	105	600
Pearson PLC	95	1,249
Persimmon Public Limited Company	44	726
Phoenix Group Holdings PLC	105	736
Prudential Public Limited Company	370	3,476
Reckitt Benckiser Group PLC	100	5,661
Relx PLC	260	11,211
Rentokil Initial PLC	349	2,074
Rightmove PLC	107	741
Rio Tinto PLC	147	9,322
Rolls-Royce PLC (b)	1,159	6,239
Schroders PLC	119	566
SEGRO Public Limited Company	163	1,859
Severn Trent PLC	36	1,127
Shell PLC - Class A	892	29,608
Smith & Nephew PLC	122	1,518
Smiths Group PLC	47	979
Spirax-Sarco Engineering PLC	10	1,282
SSE PLC	149	3,104
St. James's Place PLC	67	392
Standard Chartered PLC	303	2,568
Taylor Wimpey PLC	475	821
Tesco PLC	948	3,551
The Berkeley Group Holdings PLC	15	900
The Sage Group PLC.	139	2,230
Unilever PLC	344	17,272
United Utilities PLC	94	1,219
Vodafone Group Public Limited Company	2,990	2,657
Weir Group PLC(The)	34	874
Whitbread PLC	26	1,067
Wise PLC - Class A (b)	89	1,043
WPP 2012 Limited	148	1,401
		328,027
France 11.1%
Aeroports de Paris	4	612
Airbus SE	81	14,837
Amundi (c)	8	536
AXA	242	9,084
Biomerieux SA	6	689
BNP Paribas	145	10,318
Bollore SE	107	716
Bouygues	28	1,128
Bureau Veritas	42	1,270
Capgemini	22	4,989
Carrefour	77	1,313
Compagnie De Saint-Gobain	63	4,894
Compagnie Generale des Etablissements Michelin	95	3,625
Credit Agricole SA	167	2,496
Danone	88	5,699
Dassault Aviation	3	601
Dassault Systemes	96	4,254
Edenred	35	1,843
Eiffage	10	1,186
Engie	253	4,232
EssilorLuxottica	42	9,532
Eurofins Scientific SE	18	1,160
Getlink S.E.	43	736
Hermes International	5	11,906
IPSEN	5	577
Kering	10	3,855
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	72	14,947
Legrand	36	3,808
L'Oreal	33	15,776
LVMH Moet Hennessy Louis Vuitton	35	31,812
Orange	242	2,842
Pernod Ricard	27	4,437
Publicis Groupe SA	31	3,405
Safran	47	10,650
Sanofi	156	15,219
Sartorius Stedim Biotech	4	1,048
Schneider Electric SE	74	16,675
Societe d'exploitation Hoteliere	11	963
Societe Generale	101	2,693
Thales	13	2,182
TotalEnergies SE	301	20,684
Veolia Environnement-VE	83	2,712
VINCI	65	8,297
Vivendi SE	95	1,029
		261,267
Switzerland 7.8%
ABB Ltd - Class N	219	10,165
Alcon AG	65	5,388
Barry Callebaut AG - Class N	—	683
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,687
Coca-Cola HBC AG	28	891
Compagnie Financiere Richemont SA	73	11,174
EMS-Chemie Holding AG	1	694
Geberit AG - Class N	5	2,687
Givaudan SA - Class N	1	5,620
Glencore PLC	1,275	7,005
Holcim AG	68	6,152
Julius Bar Gruppe AG - Class N	28	1,620
Kuhne & Nagel International AG	7	1,926
Lonza Group AG	10	6,150
Nestle S.A. - Class N	367	38,932
Novartis AG - Class N	281	27,227
Partners Group Holding AG	3	4,269
Roche Holding AG	4	1,026
Sandoz Group AG	54	1,623
Schindler Holding AG - Class N	3	710
SGS SA (a)	21	1,993
Sika AG	22	6,589
Sonova Holding AG	7	1,946
Straumann Holding AG - Class N	15	2,412
Swiss Life Holding AG - Class N	4	2,716
Swiss Re AG	40	5,135
Swisscom AG - Class N	4	2,151
The Swatch Group AG	4	903
The Swatch Group AG - Class N	7	319
UBS Group AG	444	13,655
Zurich Insurance Group AG - Class N	20	10,917
		184,365
Germany 7.6%
Adidas AG - Class N	22	4,881
Allianz SE	54	16,157
BASF SE - Class N	124	7,063
Bayer Aktiengesellschaft - Class N	126	3,863
Bayerische Motoren Werke Aktiengesellschaft	41	4,742
Beiersdorf Aktiengesellschaft	13	1,962
Brenntag SE - Class N	18	1,478
Carl Zeiss Meditec AG	5	662
COMMERZBANK Aktiengesellschaft	141	1,941
Continental Aktiengesellschaft	14	1,046
Covestro AG (b) (c)	24	1,289
Daimler Truck Holding AG	67	3,416
Delivery Hero SE (b) (c)	24	698
Deutsche Bank Aktiengesellschaft - Class N	258	4,054
Deutsche Borse Aktiengesellschaft - Class N	25	5,172
Deutsche Lufthansa Aktiengesellschaft	86	679
Deutsche Post AG - Class N	129	5,535
Deutsche Telekom AG - Class N	475	11,540
DW Property Invest GmbH	5	98
E.ON SE - Class N	303	4,217
Evonik Industries AG	29	570
Fresenius SE & Co. KGaA	56	1,500
Hannover Ruck SE - Class N	8	2,289
Heidelberg Materials AG	18	1,972

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Henkel AG & Co. KGaA	13	939
Infineon Technologies AG - Class N	179	6,083
Mercedes-Benz Group AG - Class N	110	8,771
MERCK Kommanditgesellschaft auf Aktien	18	3,104
MTU Aero Engines AG - Class N	7	1,836
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	19	9,147
Puma SE	14	636
Qiagen N.V. (b)	30	1,295
RWE Aktiengesellschaft	94	3,176
SAP SE	147	28,529
Siemens Aktiengesellschaft - Class N	97	18,579
Siemens Energy AG (b)	68	1,256
Siemens Healthineers AG (c)	38	2,316
Symrise AG	17	2,080
Talanx Aktiengesellschaft	8	672
Vonovia SE	111	3,294
		178,537
Australia 7.0%
Ampol Limited	32	838
ANZ Group Holdings Limited	412	7,890
Aristocrat Leisure Limited	90	2,519
ASX Limited	26	1,120
Atlas Arteria Limited	142	492
Aurizon Holdings Limited	252	657
Australian Pipeline Trust	183	1,001
BHP Group Limited	696	20,146
BlueScope Steel Limited	60	927
Brambles Limited	188	1,980
Cochlear Limited	8	1,855
Coles Group Limited	185	2,038
Commonwealth Bank of Australia	230	18,085
Computershare Limited	80	1,356
CSL Limited	66	12,457
DEXUS Funds Management Limited	152	783
Endeavour Group Limited	184	660
Fortescue Ltd	217	3,649
Goodman Funding Pty Ltd	238	5,248
GPT Management Holdings Limited	269	800
IDP Education Limited (a)	37	434
IGO Limited	97	449
Incitec Pivot Limited	244	459
Insurance Australia Group Limited	340	1,418
Macquarie Group Limited	53	6,876
Medibank Private Limited	391	959
Mineral Resources Limited	24	1,111
Mirvac Limited	525	807
National Australia Bank Limited	429	9,694
Northern Star Resources Ltd	161	1,520
Orica Limited	68	811
Origin Energy Limited	242	1,449
Pilbara Minerals Limited	382	951
Qantas Airways Limited (b)	115	408
QBE Insurance Group Limited	204	2,410
Ramsay Health Care Limited	25	928
REA Group Ltd	7	842
Reece Limited	48	888
Rio Tinto Limited	51	4,015
Santos Limited	427	2,163
Scentre Group Limited	699	1,547
SEEK Limited	46	745
Seven Group Holdings Limited (a)	20	538
Sonic Healthcare Limited	64	1,225
South32 Limited	634	1,242
Stockland Corporation Ltd	320	1,012
Suncorp Group Limited	177	1,891
Telstra Corporation Limited	558	1,403
The Lottery Corporation Limited	315	1,058
TPG Corporation Limited	57	168
Transurban Holdings Limited	424	3,675
Treasury Wine Estates Limited	113	915
Vicinity Centres RE Ltd	526	731
Washington H. Soul Pattinson and Company Limited	35	778
Wesfarmers Limited	156	6,956
Westpac Banking Corporation	481	8,191
WiseTech Global Limited	24	1,450
Woodside Energy Group Ltd	260	5,169
Woolworths Group Limited	157	3,406
Worley Limited	47	514
		165,707
Netherlands 4.7%
Adyen N.V. (b) (c)	4	7,095
Aegon Ltd.	194	1,184
Akzo Nobel N.V.	23	1,729
ASM International N.V.	6	3,640
ASML Holding N.V.	54	52,476
DSM-Firmenich AG	31	3,550
Exor Nederland N.V.	13	1,499
HAL Trust	5	686
Heineken Holding N.V.	19	1,512
Heineken N.V.	40	3,834
ING Groep N.V.	456	7,500
JDE Peet's N.V.	15	317
Koninklijke Ahold Delhaize N.V.	127	3,802
Koninklijke KPN N.V.	432	1,616
Koninklijke Philips N.V.	108	2,166
NN Group N.V.	37	1,709
Prosus N.V. - Class N	197	6,171
Randstad N.V. (a)	15	800
STMicroelectronics N.V.	89	3,835
Wolters Kluwer N.V. - Class C	33	5,175
		110,296
Denmark 3.7%
A.P. Moller - Maersk A/S - Class A	—	506
A.P. Moller - Maersk A/S - Class B	—	617
Carlsberg A/S - Class B	13	1,757
Coloplast A/S - Class B	19	2,510
Danske Bank A/S	94	2,806
Demant A/S (b)	12	591
DSV A/S	24	3,876
Genmab A/S (b)	9	2,665
Novo Nordisk A/S - Class B	466	59,898
Novozymes A/S - Class B	52	3,061
Orsted A/S (b) (c)	26	1,480
Pandora A/S	11	1,806
Tryg A/S	43	888
Vestas Wind Systems A/S (b)	138	3,832
		86,293
Sweden 3.4%
AB Sagax - Class B	27	703
Aktiebolaget Industrivarden - Class A	17	602
Aktiebolaget Industrivarden - Class C (a)	20	683
Aktiebolaget SKF - Class A	2	47
Aktiebolaget SKF - Class B	50	1,018
Aktiebolaget Volvo - Class A	23	646
Aktiebolaget Volvo - Class B (a)	208	5,623
Alfa Laval AB	39	1,543
Assa Abloy AB - Class B	144	4,141
Atlas Copco Aktiebolag - Class A	348	5,869
Atlas Copco Aktiebolag - Class B	216	3,196
Axfood AB (a)	16	463
Boliden AB (b)	38	1,061
Castellum Aktiebolag (b)	62	817
Epiroc Aktiebolag - Class A	84	1,579
Epiroc Aktiebolag - Class B	48	820
EQT AB (c)	93	2,929
Essity Aktiebolag (publ) - Class A	3	83
Essity Aktiebolag (publ) - Class B (a)	82	1,957
Evolution AB (publ) (c)	26	3,223
Fastighets AB Balder - Class B (b)	91	671
G&L Beijer Ref AB - Class B (a)	51	761
Getinge AB - Class B	29	576
H & M Hennes & Mauritz AB - Class B (a)	85	1,389
Hexagon Aktiebolag - Class B	288	3,413
Holmen Aktiebolag - Class B	12	487
Husqvarna Aktiebolag - Class B	51	438
Indutrade Aktiebolag	38	1,034
Investment Ab Latour - Class B	19	506

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Investor Aktiebolag - Class A	78	1,947
Investor Aktiebolag - Class B	249	6,259
L E Lundbergforetagen Aktiebolag (publ) - Series B	10	533
Lifco AB (Publ) - Class B	31	806
NIBE Industrier AB - Class B	230	1,128
Nordnet AB	19	348
Saab AB - Class B	13	1,155
Sandvik Aktiebolag	148	3,286
Securitas AB - Class B	78	804
Skandinaviska Enskilda Banken AB - Class A (a)	225	3,057
Skanska AB - Class B (a)	44	778
SSAB AB - Class A	40	298
SSAB AB - Class B	82	606
Svenska Cellulosa Aktiebolaget SCA - Class A (a)	4	57
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	81	1,242
Svenska Handelsbanken AB - Class A (a)	200	2,026
Svenska Handelsbanken AB - Class B (a)	1	14
Swedbank AB - Class A (a)	137	2,723
Swedish Orphan Biovitrum AB (Publ) (b)	30	746
Tele2 AB - Class B	75	616
Telefonaktiebolaget LM Ericsson - Class A (a)	8	41
Telefonaktiebolaget LM Ericsson - Class B (a)	395	2,123
Telia Company AB	331	849
Trelleborg AB - Class B	30	1,079
Volvo Cars AB - Class B (a) (b)	54	206
		79,005
Spain 2.6%
Acciona,S.A.	3	386
ACS, Actividades de Construccion y Servicios, S.A.	30	1,243
AENA, S.M.E., S.A. (c)	10	1,954
Amadeus IT Holding, S.A. (c)	59	3,774
Banco Bilbao Vizcaya Argentaria, S.A.	777	9,234
Banco Santander, S.A.	2,159	10,529
CaixaBank, S.A. (a)	553	2,680
Cellnex Telecom, S.A. (c)	81	2,843
Corporacion Acciona Energias Renovables, S.A.	9	203
Endesa, S.A.	43	798
Ferrovial SE	69	2,716
Iberdrola, Sociedad Anonima	773	9,590
Industria de Diseno Textil, S.A.	152	7,666
Naturgy Energy Group, S.A. (a)	18	383
Redeia Corporacion SA	53	912
Repsol SA.	160	2,670
Telefonica, S.A.	722	3,190
		60,771
Italy 2.5%
A2a S.P.A.	185	334
Amplifon S.p.A	18	640
Assicurazioni Generali Societa' Per Azioni	139	3,530
Banca Mediolanum SpA	32	352
Banco BPM Societa' Per Azioni	185	1,232
Buzzi S.P.A.	11	426
Davide Campari-Milano N.V.	79	795
DiaSorin S.p.A.	3	290
Enel S.p.A	1,076	7,101
Eni S.p.A.	288	4,560
Ferrari N.V.	17	7,307
Finecobank Banca Fineco SPA	85	1,267
Hera S.p.A.	120	422
Infrastrutture Wireless Italiane S.p.A. (c)	46	517
Intesa Sanpaolo SPA	2,208	8,014
Leonardo S.p.A.	56	1,412
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	88	1,310
Moncler S.p.A.	28	2,119
Nexi S.p.A. (b)	85	538
Pirelli & C. S.p.A. (c)	41	250
Poste Italiane SPA (c)	61	768
Prysmian S.p.A.	38	1,993
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	729
Snam S.P.A.	290	1,367
Telecom Italia SPA (a)	1,386	336
Terna – Rete Elettrica Nazionale S.p.A.	197	1,633
UniCredit S.p.A.	223	8,452
UnipolSai Assicurazioni S.p.A.	58	168
		57,862
Hong Kong 1.7%
AIA Group Limited	1,557	10,474
Budweiser Brewing Company APAC Limited (c)	201	296
CK Asset Holdings Limited	285	1,173
CK Hutchison Holdings Limited	369	1,781
CK Infrastructure Holdings Limited	84	492
CLP Holdings Limited	246	1,960
ESR Group Limited (c)	329	353
Galaxy Entertainment Group Limited	321	1,613
Hang Lung Properties Limited	198	203
Hang Seng Bank, Limited	102	1,117
Henderson Land Development Company Limited	195	555
HKT Trust	452	527
Hong Kong And China Gas Company Limited -The-	1,497	1,135
Hong Kong Exchanges and Clearing Limited	164	4,787
Jardine Matheson Holdings Limited	32	1,196
Link Real Estate Investment Trust	355	1,531
MTR Corporation Limited	213	703
Power Assets Holdings Limited	182	1,063
Sino Land Company Limited	478	498
Sun Hung Kai Properties Limited	261	2,521
Swire Pacific Limited - Class A	50	408
Swire Pacific Limited - Class B	108	140
Swire Properties Limited	146	306
Techtronic Industries Company Limited	193	2,630
The Wharf (Holdings) Limited	139	456
WH Group Limited (c)	1,051	694
Wharf Real Estate Investment Company Limited	222	724
		39,336
Singapore 1.1%
Capitaland Ascendas REIT	480	984
Capitaland Group Pte. Ltd.	668	979
Capitaland Investment Limited	319	633
City Developments Limited	69	301
DBS Group Holdings Ltd	251	6,684
Genting Singapore Limited	797	522
Great Eastern Holdings Limited	7	97
Jardine Cycle & Carriage Limited	13	231
Keppel Ltd.	182	990
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	290
Oversea-Chinese Banking Corporation Limited	447	4,466
Singapore Airlines Limited	192	911
Singapore Exchange Limited	114	776
Singapore Technologies Engineering Ltd	224	667
Singapore Telecommunications Limited	1,081	2,022
United Overseas Bank Limited	187	4,049
UOL Group Limited	65	278
Wilmar International Limited	253	643
		25,523
Finland 1.0%
Elisa Oyj	20	887
Fortum Oyj	59	734
Huhtamaki Oyj	12	516
Kesko Oyj - Class A (a)	11	200
Kesko Oyj - Class B	35	649
Kone Corporation - Class B	49	2,295
Metso Oyj	96	1,139
Neste Oyj	58	1,567
Nokia Oyj	722	2,556
Nordea Bank Abp	460	5,120
Orion Oyj - Class A	3	116
Orion Oyj - Class B	16	597
Sampo Oyj - Class A	65	2,767
Stora Enso Oyj - Class R	79	1,101
UPM-Kymmene Oyj	74	2,452
Wartsila Oyj Abp	70	1,063
		23,759
Belgium 0.9%
Ackermans	3	518

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ageas SA/NV	21	949
Anheuser-Busch InBev	125	7,618
argenx SE (b)	8	3,231
Azelis Group	16	329
Colruyt Group	6	276
D'Ieteren Group	3	614
Elia Group	4	452
Groupe Bruxelles Lambert - Groep Brussel Lambert	12	902
KBC Groep	38	2,815
Sofina	2	457
Solvay	10	271
UCB	17	2,039
Umicore	26	556
Warehouses De Pauw	24	694
		21,721
Norway 0.6%
Aker ASA	3	178
Aker BP ASA	44	1,092
Autostore Holdings Ltd (b) (c)	128	236
DNB Bank ASA	119	2,355
Equinor ASA	131	3,471
Gjensidige Forsikring ASA	24	354
Kongsberg Gruppen ASA	11	789
Mowi ASA	59	1,081
Norsk Hydro ASA	188	1,029
Orkla ASA	101	711
SalMar ASA	9	592
Schibsted ASA - Class A	10	335
Schibsted ASA - Class B	14	410
Storebrand ASA	63	579
Telenor ASA	87	963
Var Energi ASA	89	292
Yara International ASA	23	730
		15,197
Israel 0.5%
Azrieli Group Ltd.	5	361
Bank Hapoalim Ltd	170	1,591
Bank Leumi Le-Israel B.M.	209	1,735
Bezeq Israel Communications Company Ltd	270	347
Elbit Systems Ltd.	3	706
Icl Group Ltd	100	528
Israel Discount Bank Limited	174	902
Mizrahi Tefahot Bank Ltd	21	771
Nice Ltd (b)	9	2,283
Teva Pharmaceutical Industries Ltd (b)	156	2,199
		11,423
Poland 0.4%
Allegro.eu (b) (c)	76	628
Bank Polska Kasa Opieki - Spolka Akcyjna	29	1,332
Dino Polska Spolka Akcyjna (b) (c)	7	668
ING Bank Slaski Spolka Akcyjna	5	388
KGHM Polska Miedz Spolka Akcyjna	17	476
LPP Spolka Akcyjna	—	525
Orlen S A	81	1,320
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	1,757
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	77	935
Santander Bank Polska Spolka Akcyjna	5	690
		8,719
Austria 0.3%
Andritz AG	10	594
BAWAG Group AG (c)	11	684
Erste Group Bank AG	49	2,171
EVN AG	5	124
OMV Aktiengesellschaft	20	931
Raiffeisen Bank International AG	22	441
Strabag SE	2	71
Telekom Austria Aktiengesellschaft	18	149
Verbund AG	10	718
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	140
voestalpine AG	16	439
		6,462
United States of America 0.3%
James Hardie Industries Public Limited Company - CHESS	61	2,461
Universal Music Group N.V.	129	3,881
		6,342
Ireland 0.3%
DCC Public Limited Company	13	978
Kerry Group Public Limited Company - Class A	21	1,796
Kingspan Group Public Limited Company	22	1,972
Smurfit Kappa Funding Designated Activity Company (a)	33	1,528
		6,274
New Zealand 0.2%
Auckland International Airport Limited	185	923
Contact Energy Limited	115	596
Fisher & Paykel Healthcare Corporation Limited	74	1,123
Mercury NZ Limited	86	184
Meridian Energy Limited	168	593
Spark New Zealand Limited	237	674
		4,093
Portugal 0.2%
Banco Espirito Santo S.A. (b) (d)	413	—
EDP - Energias de Portugal, S.A.	376	1,464
EDP Renovaveis, S.A.	36	493
Galp Energia, SGPS, S.A.	68	1,135
Jeronimo Martins, SGPS, S.A.	39	772
		3,864
Luxembourg 0.1%
ArcelorMittal	73	2,012
Tenaris S.A.	62	1,233
		3,245
Chile 0.0%
Antofagasta PLC	49	1,262
Macau 0.0%
Sands China Ltd. (b)	326	920
China 0.0%
Wuxi Biologics Cayman Inc (b) (c)	492	901
Mexico 0.0%
Fresnillo PLC	24	144
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $1,850,005)		2,281,121
PREFERRED STOCKS 1.6%
Switzerland 1.2%
Chocoladefabriken Lindt & Sprungli AG	—	1,638
Roche Holding AG	95	24,317
Schindler Holding AG	6	1,392
		27,347
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	9	933
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	15	1,531
Henkel AG & Co. KGaA (e)	22	1,793
Porsche Automobil Holding SE (e)	22	1,153
Sartorius Aktiengesellschaft	3	1,312
Volkswagen Aktiengesellschaft (e)	28	3,732
		10,454
Italy 0.0%
Telecom Italia SPA	447	110
Total Preferred Stocks (cost $41,736)		37,911
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.19% (f) (g)	16,554	16,554

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.29% (f) (g)	14,915	14,915
Total Short Term Investments (cost $31,469)		31,469
Total Investments 99.9% (cost $1,923,210)		2,350,501
Other Derivative Instruments (0.0)%		(142)
Other Assets and Liabilities, Net 0.1%		2,601
Total Net Assets 100.0%		2,352,960

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	6,286	67,740	57,472	117	—	—	16,554	0.7
JNL Government Money Market Fund, 5.29% - Class SL	3,069	27,922	16,076	52	—	—	14,915	0.6
	9,355	95,662	73,548	169	—	—	31,469	1.3

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,190	7,095	0.3
AENA, S.M.E., S.A.	04/26/21	1,393	1,954	0.1
Allegro.eu	06/18/21	1,018	628	—
Amadeus IT Holding, S.A.	04/26/21	3,192	3,774	0.2
Amundi	04/26/21	677	536	—
Autostore Holdings Ltd	12/17/21	480	236	—
BAWAG Group AG	04/26/21	546	684	—
Budweiser Brewing Company APAC Limited	04/26/21	725	296	—
Cellnex Telecom, S.A.	04/26/21	3,770	2,843	0.1
Convatec Group PLC	04/26/21	665	820	0.1
Covestro AG	04/26/21	1,764	1,289	0.1
Delivery Hero SE	04/26/21	2,532	698	—
Dino Polska Spolka Akcyjna	06/18/21	496	668	—
EQT AB	04/26/21	2,409	2,929	0.1
ESR Group Limited	04/26/21	1,056	353	—
Evolution AB (publ)	04/26/21	2,852	3,223	0.2
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A.	04/26/21	530	517	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	290	—
Orsted A/S	04/26/21	2,094	1,480	0.1
Pirelli & C. S.p.A.	04/26/21	228	250	—
Poste Italiane SPA	04/26/21	583	768	—
Siemens Healthineers AG	06/18/21	2,247	2,316	0.1
WH Group Limited	04/26/21	900	694	—
Wuxi Biologics Cayman Inc	12/17/21	4,878	901	0.1
		44,387	35,242	1.5

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	228	June 2024	EUR	11,332	13	186
FTSE 100 Index	58	June 2024	GBP	4,574	21	75
S&P/ASX 200 Index	22	June 2024	AUD	4,293	26	52

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL International Index Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
TOPIX Index	54	June 2024	JPY	1,488,712	(49)	(28)
					11	285

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SCB	06/20/24	AUD	1,773	1,158	1
EUR/USD	HSB	06/20/24	EUR	4,081	4,417	(7)
EUR/USD	UBS	06/20/24	EUR	6,592	7,135	(60)
GBP/USD	RBC	06/20/24	GBP	1,359	1,716	4
JPY/USD	BOA	06/20/24	JPY	901,697	6,030	(101)
JPY/USD	RBC	06/20/24	JPY	566,896	3,791	(1)
USD/AUD	HSB	04/02/24	AUD	(2,191)	(1,428)	3
USD/AUD	SCB	06/20/24	AUD	(818)	(534)	3
USD/EUR	UBS	06/20/24	EUR	(2,823)	(3,055)	1
USD/GBP	HSB	06/20/24	GBP	(207)	(262)	2
USD/SEK	GSC	04/02/24	SEK	(3,120)	(292)	2
					18,676	(153)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,972	2,279,149	—	2,281,121
Preferred Stocks	—	37,911	—	37,911
Short Term Investments	31,469	—	—	31,469
	33,441	2,317,060	—	2,350,501
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	313	—	—	313
Open Forward Foreign Currency Contracts	—	16	—	16
	313	16	—	329
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(28)	—	—	(28)
Open Forward Foreign Currency Contracts	—	(169)	—	(169)
	(28)	(169)	—	(197)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.3%
Industrials 21.9%
Acuity Brands, Inc.	40	10,853
Advanced Drainage Systems, Inc.	90	15,425
AECOM	178	17,423
AGCO Corporation	82	10,050
Applied Industrial Technologies, Inc.	50	9,904
ASGN Incorporated (a)	61	6,383
Avis Budget Group, Inc.	25	3,035
BWXT Government Group, Inc.	120	12,285
Caci International Inc. - Class A (a)	29	11,058
Carlisle Companies Incorporated	64	24,943
Chart Industries, Inc. (a) (b)	55	9,092
Clean Harbors, Inc. (a)	66	13,281
Comfort Systems USA, Inc.	47	14,821
Concentrix Corporation	61	4,019
Core & Main, Inc. - Class A (a)	223	12,794
Crane Company	64	8,703
Curtiss-Wright Corporation	50	12,799
Donaldson Company, Inc.	157	11,755
EMCOR Group, Inc.	62	21,579
EnerSys	53	4,961
ESAB Corporation	73	8,036
ExlService Holdings, Inc. (a)	219	6,949
Exponent, Inc.	67	5,521
Flowserve Corporation	173	7,890
Fluor Corporation (a)	220	9,306
Fortune Brands Innovations, Inc.	166	14,023
FTI Consulting, Inc. (a)	46	9,595
GATX Corporation	47	6,260
Genpact Limited	218	7,191
Graco Inc.	221	20,677
GXO Logistics Inc. (a)	157	8,446
Hertz Global Holdings, Inc. (a)	158	1,239
Hexcel Corporation	111	8,078
Insperity, Inc.	47	5,131
ITT Inc.	108	14,692
KBR, Inc.	177	11,275
Kirby Corporation (a)	76	7,238
Knight-Swift Transportation Holdings Inc. - Class A	212	11,677
Landstar System, Inc.	47	9,103
Lennox International Inc.	42	20,516
Lincoln Electric Holdings, Inc.	75	19,132
ManpowerGroup Inc.	63	4,853
MasTec, Inc. (a)	80	7,455
Maximus, Inc.	78	6,564
MDU Resources Group, Inc.	264	6,643
Mine Safety Appliances Company, LLC	48	9,236
MSC Industrial Direct Co., Inc. - Class A	59	5,711
Nvent Electric Public Limited Company	218	16,428
Oshkosh Corporation	86	10,717
Owens Corning	117	19,445
Paylocity Holding Corporation (a)	57	9,786
RBC Bearings Incorporated (a)	38	10,310
Regal Rexnord Corporation	87	15,665
Ryder System, Inc.	57	6,846
Saia, Inc. (a)	35	20,363
Science Applications International Corporation	68	8,824
Sensata Technologies Holding PLC	201	7,400
Simpson Manufacturing Co., Inc.	56	11,489
Stericycle, Inc. (a)	122	6,451
Terex Corporation	87	5,595
Tetra Tech, Inc.	70	12,945
The Brink's Company	60	5,507
The Middleby Corporation (a)	71	11,380
The Timken Company	86	7,523
Toro Company, The	137	12,555
Trex Company, Inc. (a)	142	14,210
UFP Industries, Inc.	81	9,972
Valmont Industries, Inc.	28	6,357
Watsco, Inc.	41	17,762
Watts Water Technologies, Inc. - Class A	35	7,479
Werner Enterprises, Inc.	86	3,361
WESCO International, Inc.	58	9,886
Woodward, Inc.	79	12,179
XPO, Inc. (a)	152	18,574
		786,609
Financials 16.1%
Affiliated Managers Group, Inc.	44	7,435
Ally Financial Inc.	356	14,461
American Financial Group, Inc.	86	11,704
Annaly Capital Management, Inc.	657	12,934
Associated Banc-Corp	200	4,302
Bank OZK	139	6,332
Brighthouse Financial, Inc. (a)	85	4,405
Cadence Bank	234	6,794
CNO Financial Group, Inc.	146	4,014
Columbia Banking System, Inc.	277	5,352
Commerce Bancshares, Inc.	157	8,368
Cullen/Frost Bankers, Inc.	85	9,511
East West Bancorp, Inc.	185	14,639
Equitable Holdings, Inc.	413	15,708
Erie Indemnity Company - Class A	33	13,121
Essent Group Ltd.	141	8,407
Euronet Worldwide, Inc. (a)	58	6,415
Evercore Inc. - Class A	46	8,774
F.N.B. Corporation	473	6,666
Federated Hermes, Inc. - Class B	112	4,061
Fidelity National Financial, Inc. - Class A	339	17,994
First American Financial Corporation	136	8,301
First Financial Bankshares, Inc.	167	5,474
First Horizon Corporation	733	11,293
FirstCash, Inc.	47	6,028
Glacier Bancorp, Inc.	146	5,894
Hancock Whitney Corporation	114	5,262
Hanover Insurance Group Inc, The	47	6,406
Home BancShares, Inc.	249	6,115
Houlihan Lokey, Inc. - Class A	68	8,754
Interactive Brokers Group, Inc. - Class A	140	15,661
International Bancshares Corporation	67	3,775
Janus Henderson Group PLC	175	5,771
Jefferies Financial Group Inc.	222	9,800
Kinsale Capital Group, Inc.	29	15,137
MGIC Investment Corporation	352	7,877
Morningstar, Inc.	34	10,531
New York Community Bancorp, Inc. - Series A	940	3,026
Old National Bancorp	379	6,603
Old Republic International Corporation	342	10,502
Pinnacle Financial Partners, Inc.	99	8,498
Primerica, Inc.	46	11,578
Prosperity Bancshares, Inc.	123	8,112
Reinsurance Group of America, Incorporated	86	16,649
RenaissanceRe Holdings Ltd	69	16,233
RLI Corp.	53	7,810
SEI Investments Company	130	9,380
Selective Insurance Group, Inc.	78	8,532
SLM Corporation	288	6,281
Southstate Corporation	100	8,497
Starwood Property Trust, Inc. (b)	383	7,795
Stifel Financial Corp.	134	10,474
Synovus Financial Corp.	193	7,734
Texas Capital Bancshares, Inc. (a)	61	3,779
The Carlyle Group, Inc.	284	13,328
The Western Union Company	467	6,533
UMB Financial Corporation	56	4,831
United Bankshares, Inc.	175	6,246
Unum Group	240	12,858
Valley National Bancorp	554	4,409
Voya Financial, Inc.	134	9,910
Webster Financial Corporation	227	11,512
Wex, Inc. (a)	56	13,326
Wintrust Financial Corporation	81	8,441
Zions Bancorporation, National Association	194	8,407
Zurich American Corporation	78	4,852
		579,612
Consumer Discretionary 15.4%
Adient Public Limited Company (a)	122	4,017

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Aramark Services, Inc.	345	11,203
Autoliv, Inc.	96	11,533
AutoNation, Inc. (a)	34	5,559
Boyd Gaming Corporation	92	6,193
Brunswick Corporation	90	8,719
Burlington Stores, Inc. (a)	84	19,537
Capri Holdings Limited (a)	154	6,984
Carter's, Inc.	50	4,231
Choice Hotels International, Inc. (b)	32	3,993
Churchill Downs Incorporated	89	11,015
Columbia Sportswear Company	45	3,612
Crocs, Inc. (a)	79	11,425
Dick's Sporting Goods, Inc.	76	17,153
Five Below, Inc. (a)	73	13,178
Floor & Decor Holdings, Inc. - Class A (a)	140	18,131
Fox Factory Holding Corp. (a)	55	2,846
GameStop Corp. - Class A (a) (b)	355	4,450
Gap, Inc., The	286	7,865
Gentex Corporation	306	11,039
Graham Holdings Co., Ltd. - Class B	5	3,488
Grand Canyon Education, Inc. (a)	39	5,356
H & R Block, Inc.	184	9,028
Harley-Davidson, Inc.	166	7,274
Helen of Troy Limited (a)	32	3,679
Hilton Grand Vacations Inc. (a)	93	4,374
Hyatt Hotels Corporation - Class A	58	9,273
KB Home	98	6,924
Lear Corporation	74	10,790
Leggett & Platt, Incorporated	170	3,247
Light & Wonder, Inc. (a)	118	12,063
Lithia Motors, Inc. - Class A	36	10,894
Macy's, Inc.	353	7,049
Marriott Vacations Worldwide Corporation	43	4,626
Mattel, Inc. (a)	463	9,180
Murphy USA Inc.	25	10,565
Nordstrom, Inc. (b)	123	2,491
Ollie's Bargain Outlet Holdings, Inc. (a)	79	6,309
PENN Entertainment, Inc. (a)	197	3,578
Penske Automotive Group, Inc.	25	4,109
Planet Fitness, Inc. - Class A (a)	113	7,066
Polaris Inc.	68	6,844
PVH Corp.	79	11,077
RH (a)	20	6,863
Service Corporation International	193	14,349
Skechers U.S.A., Inc. - Class A (a)	175	10,728
Taylor Morrison Home II Corporation - Class A (a)	140	8,717
Tempur Sealy International, Inc.	226	12,854
Texas Roadhouse, Inc. - Class A	88	13,521
The Goodyear Tire & Rubber Company (a)	376	5,161
The Wendy's Company	217	4,083
Thor Industries, Inc.	71	8,297
Toll Brothers, Inc.	137	17,739
TopBuild Corp. (a)	41	18,267
Travel + Leisure Co.	94	4,610
Under Armour, Inc. - Class A (a)	243	1,791
Under Armour, Inc. - Class C (a)	244	1,739
Vail Resorts, Inc.	50	11,113
Valvoline, Inc. (a)	170	7,598
Visteon Corporation (a)	37	4,374
Whirlpool Corporation	72	8,608
Williams-Sonoma, Inc.	84	26,683
Wingstop Inc.	39	14,131
Wyndham Hotels & Resorts, Inc.	109	8,378
YETI Holdings, Inc. (a)	112	4,331
		555,902
Information Technology 9.2%
Allegro Microsystems Inc. (a)	91	2,447
Amkor Technology, Inc.	137	4,431
AppFolio, Inc. - Class A (a)	26	6,430
Arrow Electronics, Inc. (a)	71	9,167
Aspen Technology, Inc. (a)	37	7,824
Avnet, Inc.	116	5,769
Belden Inc.	56	5,148
Blackbaud, Inc. (a)	54	4,030
Ciena Corporation (a)	188	9,309
Cirrus Logic, Inc. (a)	71	6,569
Cognex Corporation	227	9,642
Coherent Corp. (a)	173	10,505
CommVault Systems, Inc. (a)	58	5,900
Crane Nxt, Co.	63	3,895
Dolby Laboratories, Inc. - Class A	79	6,633
Dropbox, Inc. - Class A (a)	329	8,000
Dynatrace, Inc. (a)	315	14,628
GoDaddy Inc. - Class A (a)	185	21,922
IPG Photonics Corporation (a)	39	3,502
Kyndryl Holdings, Inc. (a)	302	6,571
Lattice Semiconductor Corporation (a)	181	14,170
Littelfuse, Inc.	33	7,999
Lumentum Holdings Inc. (a)	87	4,124
MACOM Technology Solutions Holdings, Inc. (a)	72	6,894
Manhattan Associates, Inc. (a)	81	20,202
MKS Instruments, Inc.	83	10,996
Novanta Inc. (a)	46	8,078
Onto Innovation Inc. (a)	64	11,672
Power Integrations, Inc.	76	5,404
Pure Storage, Inc. - Class A (a)	389	20,245
Qualys, Inc. (a)	48	8,053
Rambus Inc. (a)	139	8,586
Silicon Laboratories Inc. (a)	41	5,887
Synaptics Incorporated (a)	52	5,118
TD SYNNEX Corporation	75	8,519
Teradata Corporation (a)	130	5,015
Universal Display Corporation	57	9,648
Vishay Intertechnology, Inc.	161	3,657
Vontier Corporation	199	9,018
Wolfspeed, Inc. (a)	163	4,811
		330,418
Health Care 7.9%
Acadia Healthcare Company, Inc. (a)	121	9,597
Amedisys, Inc. (a)	44	4,041
Arrowhead Pharmaceuticals Inc (a)	164	4,676
Azenta, Inc. (a)	74	4,433
Bruker Corporation	122	11,448
Chemed Corporation	20	12,677
Cytokinetics, Incorporated (a)	129	9,009
Doximity, Inc. - Class A (a)	161	4,336
Encompass Health Corporation	132	10,889
Enovis Corporation (a)	65	4,034
Envista Holdings Corporation (a)	219	4,676
Exelixis, Inc. (a)	399	9,466
Globus Medical, Inc. - Class A (a)	152	8,157
Haemonetics Corporation (a)	67	5,722
Halozyme Therapeutics, Inc. (a)	171	6,955
HealthEquity, Inc. (a)	113	9,222
Integra LifeSciences Holdings Corporation (a)	88	3,126
Jazz Pharmaceuticals Public Limited Company (a)	83	9,958
Lantheus Holdings, Inc. (a)	88	5,488
LivaNova PLC (a)	69	3,856
Masimo Corporation (a)	58	8,578
Medpace Holdings, Inc. (a)	31	12,350
Neogen Corporation (a)	256	4,047
Neurocrine Biosciences, Inc. (a)	131	18,006
Option Care Health, Inc. (a)	233	7,818
Penumbra, Inc. (a)	51	11,320
Perrigo Company Public Limited Company	179	5,759
Progyny, Inc. (a)	107	4,095
Quidelortho Corporation (a)	64	3,081
R1 RCM Holdco Inc. (a)	253	3,257
Repligen Corporation (a)	68	12,547
Roivant Sciences Ltd. (a)	425	4,484
Shockwave Medical, Inc. (a)	48	15,770
Sotera Health LLC (a)	164	1,967
Tenet Healthcare Corporation (a)	133	14,014
United Therapeutics Corporation (a)	62	14,148
		283,007
Real Estate 7.1%
Agree Realty Corporation	133	7,578
American Homes 4 Rent - Class A	417	15,330

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Apartment Income REIT Corp.	187	6,073
Brixmor Property Group Inc.	397	9,309
COPT Defense Properties	146	3,533
Cousins Properties Incorporated	197	4,737
Cubesmart, L.P.	295	13,340
EastGroup Properties, Inc.	62	11,226
EPR Properties	96	4,091
Equity Lifestyle Properties, Inc.	245	15,750
First Industrial Realty Trust, Inc.	175	9,176
Gaming and Leisure Properties, Inc.	351	16,170
Healthcare Realty Trust Incorporated - Class A	501	7,095
Independence Realty Trust, Inc.	288	4,647
Jones Lang LaSalle Incorporated (a)	62	12,170
Kilroy Realty Corporation	138	5,042
Kite Realty Naperville, LLC	290	6,291
Lamar Advertising Company - Class A	115	13,699
National Storage Affiliates Trust	104	4,061
NNN REIT, Inc.	240	10,249
Omega Healthcare Investors, Inc.	322	10,187
Park Hotels & Resorts Inc.	280	4,905
PotlatchDeltic Corporation	105	4,921
Rayonier Inc.	174	5,786
Rexford Industrial Realty, Inc.	277	13,940
Sabra Health Care REIT, Inc.	295	4,364
STAG Industrial, Inc.	239	9,199
Vornado Realty Trust	211	6,084
W.P. Carey Inc.	287	16,204
		255,157
Materials 7.0%
Alcoa Corporation	235	7,957
AptarGroup, Inc.	87	12,480
Arcadium Lithium PLC (a) (b)	1,324	5,707
Ashland Inc.	66	6,443
Avient Corporation	117	5,070
Axalta Coating Systems Ltd. (a)	290	9,976
Berry Global Group, Inc.	151	9,129
Cabot Corporation	73	6,723
Cleveland-Cliffs Inc. (a)	655	14,891
Commercial Metals Company	153	8,981
Crown Holdings, Inc.	157	12,464
Eagle Materials Inc.	45	12,139
Graphic Packaging Holding Company	402	11,733
Greif, Inc. - Class A	35	2,422
Knife River Corporation (a)	73	5,890
Louisiana-Pacific Corporation (W VA)	85	7,100
MP Materials Corp. - Class A (a) (b)	187	2,678
NewMarket Corporation	9	5,651
Olin Corporation	160	9,391
Reliance, Inc.	75	25,148
Royal Gold, Inc.	86	10,507
RPM International Inc.	169	20,119
Scotts Miracle-Gro Company, The (b)	53	3,981
Silgan Holdings Inc.	104	5,035
Sonoco Products Company	129	7,480
The Chemours Company	192	5,046
United States Steel Corporation	293	11,967
Westlake Corporation	42	6,490
		252,598
Energy 5.3%
Antero Midstream Corporation	449	6,310
Antero Resources Corporation (a)	364	10,565
ChampionX Corporation	250	8,986
Chesapeake Energy Corporation (b)	146	12,955
Chord Energy Corporation	54	9,697
Civitas Resources, Inc.	113	8,581
CNX Resources Corporation (a)	203	4,820
DT Midstream, Inc.	128	7,789
Equitrans Midstream Corporation	569	7,101
HF Sinclair Corporation	201	12,148
Matador Resources Company	146	9,751
Murphy Oil Corporation	188	8,614
NOV Inc.	518	10,115
Ovintiv Canada ULC	332	17,229
PBF Energy Inc. - Class A	143	8,219
Permian Resources Corporation - Class A	593	10,471
Range Resources Corporation	317	10,915
Southwestern Energy Company (a)	1,448	10,973
Valaris Limited (a)	82	6,207
Weatherford International Public Limited Company (a)	95	10,928
		192,374
Consumer Staples 4.7%
Bellring Intermediate Holdings, Inc. (a)	172	10,143
BJ's Wholesale Club Holdings, Inc. (a)	175	13,240
Casey's General Stores, Inc.	49	15,486
Celsius Holdings, Inc. (a)	194	16,119
Coca-Cola Consolidated, Inc.	6	5,147
Coty Inc. - Class A (a)	498	5,951
Darling Ingredients Inc. (a)	210	9,777
e.l.f. Beauty, Inc. (a)	73	14,260
Flowers Foods, Inc.	247	5,859
Grocery Outlet Holding Corp. (a)	134	3,844
Ingredion Incorporated	86	10,007
Lancaster Colony Corporation	26	5,449
Performance Food Group Company (a)	204	15,259
Pilgrim's Pride Corporation (a)	51	1,766
Post Holdings, Inc. (a)	67	7,078
Sprouts Farmers Market, Inc. (a)	133	8,576
The Boston Beer Company, Inc. - Class A (a)	12	3,732
US Foods Holding Corp. (a)	297	16,037
		167,730
Utilities 3.3%
ALLETE, Inc.	77	4,582
Black Hills Corporation	90	4,910
Essential Utilities, Inc.	331	12,276
IDACORP, Inc.	67	6,235
National Fuel Gas Company	121	6,487
New Jersey Resources Corporation	127	5,429
NorthWestern Corporation	79	4,037
OGE Energy Corp.	265	9,076
One Gas, Inc.	73	4,736
Ormat Technologies, Inc.	69	4,544
PNM Resources, Inc.	112	4,208
Portland General Electric Company	134	5,648
Southwest Gas Holdings, Inc.	79	6,019
Spire Inc.	72	4,434
UGI Corporation	276	6,782
Vistra Corp.	440	30,665
		120,068
Communication Services 1.4%
Cable One, Inc.	6	2,439
Frontier Communications Parent, Inc. (a)	284	6,961
Iridium Communications Inc.	160	4,197
Nexstar Media Group, Inc. - Class A	42	7,157
TEGNA Inc.	270	4,035
The New York Times Company - Class A	216	9,322
TKO Group Holdings Inc. - Class A	79	6,804
Ziff Davis, Inc. (a)	61	3,857
ZoomInfo Technologies Inc. - Class A (a)	390	6,247
		51,019
Total Common Stocks (cost $3,219,020)		3,574,494
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	24,116	24,116
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	4,724	4,724
Total Short Term Investments (cost $28,840)		28,840
Total Investments 100.1% (cost $3,247,860)		3,603,334
Other Derivative Instruments 0.0%		128
Other Assets and Liabilities, Net (0.1)%		(4,643)
Total Net Assets 100.0%		3,598,819

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	15,259	104,073	95,216	327	—	—	24,116	0.7
JNL Government Money Market Fund, 5.29% - Class SL	10,535	47,812	53,623	134	—	—	4,724	0.1
	25,794	151,885	148,839	461	—	—	28,840	0.8

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	86	June 2024	25,767	128	699

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,574,494	—	—	3,574,494
Short Term Investments	28,840	—	—	28,840
	3,603,334	—	—	3,603,334
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	699	—	—	699
	699	—	—	699

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.0%
Industrials 18.0%
AAON, Inc.	145	12,802
AAR Corp. (a)	71	4,243
ABM Industries Incorporated	135	6,017
AeroVironment, Inc. (a)	60	9,242
Air Lease Corporation - Class A	221	11,387
Alamo Group Inc.	22	5,059
Alaska Air Group, Inc. (a)	271	11,652
Albany International Corp. - Class A	67	6,225
Allegiant Travel Company	31	2,334
American Woodmark Corporation (a)	35	3,539
Apogee Enterprises, Inc.	48	2,823
Arcbest Corporation	51	7,256
Arcosa, Inc.	105	9,014
Armstrong World Industries, Inc.	95	11,820
Astec Industries, Inc.	49	2,131
AZZ Inc.	54	4,199
Barnes Group Inc.	109	4,045
Boise Cascade Company	85	13,076
Brady Corporation - Class A	97	5,765
CoreCivic, Inc. (a)	244	3,804
CSG Systems International, Inc.	61	3,159
Deluxe Corporation	96	1,980
DNOW Inc. (a)	231	3,516
DXP Enterprises, Inc. (a)	29	1,571
Dycom Industries, Inc. (a)	63	9,068
Encore Wire Corporation	34	8,917
Enerpac Tool Group Corp. - Class A	117	4,179
Enpro Inc.	45	7,591
Enviri Corporation (a)	172	1,577
ESCO Technologies Inc.	55	5,907
Federal Signal Corporation	131	11,145
Forward Air Corporation	66	2,068
Franklin Electric Co., Inc.	86	9,141
GEO Group, Inc., The (a)	262	3,696
Gibraltar Industries, Inc. (a)	66	5,314
GMS Inc. (a)	86	8,325
Granite Construction Incorporated	94	5,386
Griffon Corporation	82	6,019
Hayward Holdings, Inc. (a)	273	4,185
Healthcare Services Group, Inc. (a)	163	2,028
Heartland Express, Inc.	99	1,177
Heidrick & Struggles International, Inc.	42	1,416
Hillenbrand, Inc.	152	7,638
HNI Corporation	99	4,487
Hub Group, Inc. - Class A	134	5,793
Insteel Industries, Inc.	42	1,613
Interface, Inc. - Class A	126	2,119
JetBlue Airways Corporation (a)	723	5,366
John Bean Technologies Corporation	69	7,245
Kaman Corporation	61	2,799
Kelly Services, Inc. - Class A	70	1,755
Kennametal Inc.	171	4,270
Korn Ferry	113	7,409
Lindsay Corporation	24	2,814
Liquidity Services, Inc. (a)	47	880
Marten Transport, Ltd.	124	2,294
Masterbrand, Inc. (a)	275	5,153
Matson Intermodal - Paragon, Inc.	75	8,464
Matthews International Corporation - Class A	65	2,035
Mercury Systems, Inc. (a)	112	3,295
Millerknoll, Inc.	158	3,919
Moog Inc. - Class A	62	9,888
Mueller Industries, Inc.	245	13,198
MYR Group Inc. (a)	36	6,404
National Presto Industries, Inc.	11	925
NV5 Global, Inc. (a)	28	2,705
Openlane, Inc. (a)	229	3,969
Pitney Bowes Inc.	334	1,447
Powell Industries, Inc.	20	2,854
Proto Labs, Inc. (a)	56	1,990
Quanex Building Products Corporation	71	2,730
Resideo Technologies, Inc. (a)	314	7,044
Resources Connection, Inc.	72	948
Rush Enterprises, Inc. - Class A	133	7,099
RXO Inc (a)	253	5,544
SkyWest, Inc. (a)	88	6,073
SPX Technologies, Inc. (a)	98	12,106
Standex International Corporation	26	4,679
Sun Country Airlines Holdings, Inc. (a)	85	1,276
SunPower Corporation (a) (b)	196	589
Sunrun Inc. (a)	470	6,189
Tennant Company	40	4,863
The Greenbrier Companies, Inc.	67	3,508
Titan International, Inc. (a)	112	1,398
Trinity Industries, Inc.	175	4,880
Triumph Group, Inc. (a)	169	2,540
TTEC Holdings, Inc.	42	440
Unifirst Corporation	33	5,690
Vestis Corporation	285	5,489
Viad Corp (a)	46	1,803
Vicor Corporation (a)	49	1,868
Vm Consolidated, Inc. - Class A (a)	358	8,940
Wabash National Corporation	98	2,941
		465,163
Financials 17.7%
Ambac Financial Group, Inc. (a)	99	1,549
American Equity Investment Life Holding Company (a)	134	7,544
Ameris Bancorp	139	6,730
Amerisafe, Inc.	41	2,049
Apollo Commercial Real Estate Finance, Inc.	284	3,161
Arbor Realty Trust, Inc. (b)	404	5,358
ARMOUR Residential REIT, Inc. (b)	106	2,095
Artisan Partners Asset Management Inc. - Class A	147	6,737
Assured Guaranty Ltd.	117	10,205
Atlantic Union Bank	160	5,659
Axos Financial, Inc. (a)	109	5,869
B. Riley & Co., LLC (b)	37	779
Banc of California, Inc.	299	4,546
BancFirst Corporation	32	2,799
Bank of Hawaii Corporation	86	5,370
BankUnited, Inc.	159	4,441
Banner Corporation	74	3,530
Berkshire Hills Bancorp, Inc.	93	2,124
BGC Group, Inc. - Class A	836	6,496
Blackstone Mortgage Trust, Inc. - Class A (b)	372	7,413
Bread Financial Payments, Inc.	106	3,935
Brightsphere Investment Group Inc.	70	1,602
Brookline Bancorp, Inc.	196	1,956
Capitol Federal Financial	265	1,580
Cathay General Bancorp	156	5,901
Central Pacific Financial Corp.	57	1,128
City Holding Company	33	3,391
Community Bank System, Inc.	116	5,557
Customers Bancorp, Inc. (a)	62	3,265
CVB Financial Corp.	286	5,106
Dime Community Bancshares, Inc.	78	1,495
Donnelley Financial Solutions, Inc. (a)	53	3,273
Eagle Bancorp, Inc.	66	1,548
Ellington Financial Inc. (b)	171	2,018
Employers Holdings, Inc.	56	2,543
Encore Capital Group, Inc. (a)	50	2,292
Enova International, Inc. (a)	62	3,901
EVERTEC, Inc.	140	5,590
EZCORP, Inc. - Class A (a) (b)	116	1,315
FB Financial Corporation	76	2,869
First Bancorp	90	3,233
First Bancorp.	362	6,341
First Commonwealth Financial Corporation	217	3,025
First Financial Bancorp.	205	4,607
First Hawaiian, Inc.	273	5,987
Franklin BSP Realty Trust, Inc.	178	2,382
Fulton Financial Corporation	349	5,553
Genworth Financial, Inc. - Class A (a)	981	6,310
Goosehead Insurance, Inc. - Class A (a)	53	3,498
Green Dot Corporation - Class A (a)	95	882

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Hanmi Financial Corporation	63	1,006
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	242	6,861
HCI Group, Inc.	15	1,709
Heritage Financial Corporation	75	1,452
Hilltop Holdings Inc.	98	3,083
Hope Bancorp, Inc.	261	3,003
Horace Mann Educators Corporation	87	3,209
Independent Bank Corp.	92	4,767
Independent Bank Group, Inc.	77	3,504
Jackson Financial Inc. - Class A (c)	152	10,071
KKR Real Estate Finance Trust Inc.	128	1,291
Lakeland Financial Corporation	55	3,626
Lincoln National Corporation	365	11,649
Mercury General Corporation	57	2,962
Moelis & Company - Class A	143	8,131
Mr. Cooper Group Inc. (a)	139	10,854
National Bank Holdings Corporation - Class A	82	2,945
Navient Corporation	179	3,122
NBT Bancorp Inc.	101	3,710
NCR Atleos Corporation (a)	145	2,858
New York Mortgage Trust, Inc.	191	1,374
NMI Holdings, Inc. - Class A (a)	176	5,683
Northfield Bancorp Inc.	84	817
Northwest Bancshares, Inc.	277	3,229
OFG Bancorp	100	3,693
Pacific Premier Bancorp, Inc.	204	4,905
Palomar Holdings, Inc. (a)	53	4,474
Park National Corporation	31	4,221
Pathward Financial, Inc.	55	2,799
Payoneer Global Inc. (a)	558	2,712
PennyMac Mortgage Investment Trust	184	2,695
Piper Sandler Companies	33	6,453
PJT Partners Inc. - Class A	48	4,563
PRA Group, Inc. (a)	86	2,249
Preferred Bank	27	2,080
ProAssurance Corporation	114	1,464
PROG Holdings, Inc.	96	3,294
Provident Financial Services, Inc.	163	2,373
Radian Group Inc.	332	11,095
Ready Capital Corporation	340	3,105
Redwood Trust, Inc.	279	1,779
Renasant Corporation	120	3,771
S & T Bancorp, Inc.	83	2,663
Safety Insurance Group, Inc.	32	2,632
Seacoast Banking Corporation of Florida	180	4,573
ServisFirst Bancshares, Inc.	107	7,076
Simmons First National Corporation - Class A	268	5,220
SiriusPoint Ltd. (a)	194	2,472
Southside Bancshares, Inc.	64	1,871
Stellar Bancorp, Inc.	103	2,497
Stewart Information Services Corporation	59	3,816
StoneX Group Inc. (a)	59	4,155
The Bancorp, Inc. (a)	116	3,882
Tompkins Financial Corporation	27	1,349
Triumph Financial, Inc. (a)	46	3,682
Trupanion, Inc. (a) (b)	79	2,179
Trustco Bank Corp N Y	41	1,150
Trustmark Corporation	131	3,680
Two Harbors Investment Corp.	223	2,954
United Community Banks, Inc.	256	6,727
United Fire Group, Inc.	46	991
Veritex Holdings, Inc.	117	2,394
Virtus Investment Partners, Inc.	15	3,621
WAFD, Inc.	146	4,226
Walker & Dunlop, Inc.	72	7,266
Westamerica Bancorporation	58	2,834
WisdomTree, Inc.	240	2,204
World Acceptance Corporation (a)	7	1,032
WSFS Financial Corporation	130	5,852
		458,176
Consumer Discretionary 14.8%
Abercrombie & Fitch Co. - Class A (a)	109	13,608
Academy Sports & Outdoors, Inc.	160	10,787
Adtalem Global Education Inc. (a)	85	4,379
Advance Auto Parts, Inc.	127	10,831
American Axle & Manufacturing Holdings, Inc. (a)	247	1,821
American Eagle Outfitters, Inc.	400	10,303
Asbury Automotive Group, Inc. (a)	44	10,439
BJ's Restaurants, Inc. (a)	51	1,840
Bloomin' Brands, Inc.	186	5,330
Boot Barn Holdings, Inc. (a)	65	6,156
Brinker International, Inc. (a)	96	4,758
Caleres, Inc.	71	2,917
Cavco Industries, Inc. (a)	17	6,731
Century Communities, Inc.	61	5,882
Chuy's Holdings, Inc. (a)	37	1,250
Cracker Barrel Old Country Store, Inc. (b)	47	3,452
Dana Incorporated	279	3,539
Dave & Buster's Entertainment, Inc. (a)	69	4,298
Designer Brands Inc. - Class A (b)	91	996
Dine Brands Global, Inc.	33	1,523
Dorman Products, Inc. (a)	61	5,927
Ethan Allen Interiors Inc.	50	1,725
Foot Locker, Inc.	175	4,977
Frontdoor, Inc. (a)	171	5,564
Gentherm Incorporated (a)	71	4,090
G-III Apparel Group, Ltd. (a)	88	2,561
Golden Entertainment, Inc.	48	1,760
Green Brick Partners, Inc. (a)	55	3,320
Group 1 Automotive, Inc.	29	8,343
Guess ?, Inc.	59	1,867
Hanesbrands Inc. (a)	756	4,385
Haverty Furniture Companies, Inc.	30	1,021
Hibbett Inc.	26	1,962
Installed Building Products, Inc.	50	13,052
Jack in the Box Inc.	42	2,891
Kohl's Corporation (b)	239	6,979
Kontoor Brands, Inc.	107	6,471
La-Z-Boy Incorporated	93	3,484
LCI Industries	54	6,660
Leslie's, Inc. (a)	406	2,636
LGI Homes, Inc. (a)	44	5,122
M.D.C. Holdings, Inc.	129	8,086
M/I Homes, Inc. (a)	60	8,162
MarineMax, Inc. (a)	44	1,451
Meritage Homes Corporation	79	13,789
Mister Car Wash, Inc. (a) (b)	196	1,519
Monarch Casino & Resort, Inc.	28	2,116
Monro, Inc.	64	2,034
Movado Group, Inc.	32	900
National Vision Holdings, Inc. (a)	168	3,722
Newell Brands Inc.	825	6,625
Oxford Industries, Inc.	32	3,553
Papa John's International, Inc.	70	4,663
Patrick Industries, Inc.	44	5,314
Perdoceo Education Corporation	142	2,495
Phinia Inc.	100	3,849
Sabre Corporation (a)	809	1,959
Sally Beauty Holdings, Inc. (a)	227	2,818
Shake Shack, Inc. - Class A (a)	81	8,401
Shoe Carnival, Inc.	38	1,379
Signet Jewelers Limited	95	9,545
Six Flags Operations Inc. (a)	155	4,074
Sonic Automotive, Inc. - Class A (b)	32	1,820
Sonos, Inc. (a)	269	5,124
Standard Motor Products, Inc.	41	1,371
Steven Madden, Ltd.	150	6,352
Strategic Education, Inc.	47	4,848
Stride, Inc. (a)	86	5,450
Sturm, Ruger & Company, Inc.	39	1,800
The Buckle, Inc.	63	2,546
The Cheesecake Factory Incorporated	101	3,667
The ODP Corporation (a)	71	3,774
Topgolf Callaway Brands Corp. (a)	304	4,911
TRI Pointe Homes Holdings, Inc. (a)	208	8,057
Upbound Group, Inc.	95	3,353
Urban Outfitters, Inc. (a)	123	5,344
Victoria's Secret & Co. (a)	166	3,222
Vista Outdoor Inc. (a)	125	4,085

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Winnebago Industries, Inc.	63	4,661
Wolverine World Wide, Inc.	173	1,941
Worthington Industries, Inc.	66	4,126
XPEL, Inc. (a)	45	2,451
		380,994
Information Technology 12.2%
3D Systems Corporation (a)	289	1,284
A10 Networks, Inc.	153	2,099
ACI Worldwide, Inc. (a)	234	7,764
Adeia Inc.	230	2,516
Adtran Holdings, Inc.	150	814
Advanced Energy Industries, Inc.	80	8,168
Agilysys, Inc. (a)	44	3,692
Alarm.Com Holdings, Inc. (a)	108	7,794
Alpha and Omega Semiconductor Limited (a)	48	1,056
Arlo Technologies, Inc. (a)	208	2,628
Axcelis Technologies, Inc. (a)	70	7,836
Badger Meter, Inc.	63	10,225
Benchmark Electronics, Inc.	76	2,291
Blackline, Inc. (a)	110	7,080
Box, Inc. - Class A (a)	311	8,800
Calix, Inc. (a)	126	4,190
Cerence Inc. (a)	87	1,365
CEVA Inc. (a)	51	1,150
Cohu, Inc. (a)	100	3,334
Corsair Gaming, Inc. (a)	94	1,165
CTS Corporation	66	3,107
Digi International Inc. (a)	79	2,528
Diodes Incorporated (a)	98	6,925
DoubleVerify Holdings, Inc. (a)	300	10,554
DXC Technology Company (a)	393	8,346
Envestnet, Inc. (a)	107	6,177
ePlus inc. (a)	57	4,475
Extreme Networks, Inc. (a)	276	3,187
Fabrinet (a)	78	14,787
Formfactor, Inc. (a)	169	7,729
Harmonic, Inc. (a)	243	3,263
Ichor Holdings, Ltd. (a)	63	2,452
Insight Enterprises, Inc. (a)	60	11,055
InterDigital, Inc. (b)	55	5,882
Itron, Inc. (a)	98	9,059
Knowles Corporation (a)	192	3,098
Kulicke and Soffa Industries, Inc.	122	6,152
LiveRamp Holdings, Inc. (a)	142	4,890
MaxLinear, Inc. (a)	162	3,024
Methode Electronics, Inc.	79	963
N-Able, Inc. (a)	152	1,986
NCR Voyix Corporation (a)	286	3,617
NetScout Systems, Inc. (a)	155	3,377
Osi Systems, Inc. (a)	34	4,864
PC Connection, Inc.	24	1,570
PDF Solutions, Inc. (a)	67	2,269
Perficient, Inc. (a)	75	4,215
Photronics, Inc. (a)	137	3,877
Plexus Corp. (a)	59	5,620
Progress Software Corporation	95	5,056
Rogers Corporation (a)	36	4,318
Sanmina Corporation (a)	120	7,472
ScanSource, Inc. (a)	53	2,347
Semtech Corporation (a)	139	3,834
Sitime Corporation (a)	38	3,560
SMART Global Holdings, Inc. (a)	111	2,912
SolarEdge Technologies Ltd. (a) (b)	122	8,673
Sprinklr, Inc. - Class A (a)	256	3,144
SPS Commerce, Inc. (a)	79	14,604
TTM Technologies, Inc. (a)	218	3,416
Ultra Clean Holdings, Inc. (a)	96	4,390
Veeco Instruments Inc. (a)	123	4,311
ViaSat, Inc. (a) (b)	163	2,952
Viavi Solutions Inc. (a)	477	4,331
Xerox Holdings Corporation (b)	246	4,396
Xperi Inc. (a)	96	1,154
		315,169
Health Care 10.1%
AdaptHealth LLC - Class A (a)	176	2,031
Addus HomeCare Corporation (a)	35	3,565
Agiliti, Inc. (a)	73	741
Alkermes Public Limited Company (a)	359	9,717
AMN Healthcare Services, Inc. (a)	82	5,129
Amphastar Pharmaceuticals, Inc. (a)	81	3,540
ANI Pharmaceuticals, Inc. (a)	33	2,255
Arcus Biosciences, Inc. (a)	118	2,229
Artivion, Inc. (a)	86	1,822
Astrana Health, Inc. (a)	91	3,825
Avanos Medical, Inc. (a)	99	1,965
BioLife Solutions, Inc. (a)	79	1,462
Catalyst Pharmaceuticals, Inc. (a)	243	3,877
Certara, Inc. (a)	230	4,110
Collegium Pharmaceutical, Inc. (a)	71	2,759
CONMED Corporation	66	5,286
Corcept Therapeutics Incorporated (a)	195	4,911
CorVel Corporation (a)	20	5,202
Cross Country Healthcare, Inc. (a)	74	1,377
Cytek Biosciences, Inc. (a)	217	1,458
Dynavax Technologies Corporation (a)	274	3,398
Embecta Corp.	121	1,612
Enhabit Inc. (a)	108	1,254
Fortrea Holdings Inc. (a)	191	7,666
Fulgent Genetics, Inc. (a)	42	905
Glaukos Corporation (a)	105	9,907
Harmony Biosciences Holdings Inc. (a)	71	2,386
Healthstream, Inc.	53	1,403
ICU Medical, Inc. (a)	43	4,664
Inari Medical, Inc. (a)	110	5,289
Innoviva, Inc. (a)	121	1,849
Integer Holdings Corporation (a)	72	8,368
Ironwood Pharmaceuticals, Inc. - Class A (a)	298	2,595
LeMaitre Vascular, Inc.	42	2,816
Ligand Pharmaceuticals Incorporated (a)	35	2,556
Merit Medical Systems, Inc. (a)	124	9,417
Mesa Laboratories, Inc.	12	1,263
ModivCare Inc. (a)	26	607
Myriad Genetics, Inc. (a)	191	4,078
National HealthCare Corporation	29	2,716
Neogenomics, Inc. (a)	274	4,308
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	98	2,871
Orasure Technologies, Inc. (a)	164	1,009
Organon & Co.	550	10,345
Owens & Minor, Inc. (a)	165	4,578
Pacira Pharmaceuticals, Inc. (a)	101	2,953
Patterson Companies, Inc.	179	4,953
Pediatrix Medical Group, Inc. (a)	177	1,771
Phibro Animal Health Corporation - Class A	44	569
Premier Healthcare Solutions, Inc. - Class A	258	5,708
Prestige Consumer Healthcare Inc. (a)	107	7,742
Privia Health Group Inc. (a)	222	4,355
RadNet, Inc. (a)	141	6,837
Regenxbio Inc. (a)	89	1,881
Schrodinger, Inc. (a) (b)	119	3,203
Select Medical Holdings Corporation	227	6,855
Simulations Plus, Inc.	33	1,377
STAAR Surgical Company (a)	105	4,010
Supernus Pharmaceuticals, Inc. (a)	117	3,987
Tandem Diabetes Care, Inc. (a)	140	4,961
The Ensign Group, Inc.	121	15,030
U. S. Physical Therapy, Inc.	32	3,588
UFP Technologies, Inc. (a)	15	3,856
Varex Imaging Corporation (a)	89	1,613
Vericel Corporation (a)	103	5,376
VIR Biotechnology, Inc. (a)	188	1,906
Xencor, Inc. (a)	130	2,874
		260,526
Real Estate 7.4%
Acadia Realty Trust	219	3,732
Alexander & Baldwin, Inc.	156	2,571

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)
March 31, 2024

	Shares/Par[1]	Value ($)
American Assets Trust, Inc.	105	2,295
Apple Hospitality REIT, Inc.	457	7,491
Armada Hoffler Properties, Inc.	144	1,501
Brandywine Realty Trust	365	1,751
Caretrust REIT, Inc.	280	6,824
Centerspace	32	1,828
Chatham Lodging Trust	102	1,033
Community Healthcare Trust Incorporated	53	1,397
Cushman & Wakefield PLC (a)	365	3,816
DiamondRock Alpharetta Tenant, LLC	453	4,350
Douglas Emmett, Inc.	361	5,001
Easterly Government Properties, Inc.	201	2,315
ELME Communities	190	2,648
Essential Properties Realty Trust, Inc.	335	8,921
eXp World Holdings, Inc. (b)	170	1,757
Four Corners Property Trust, Inc.	192	4,704
Getty Realty Corp.	104	2,846
Global Net Lease, Inc. (b)	416	3,231
Highwoods Properties, Inc.	229	5,997
Hudson Pacific Properties, Inc.	281	1,812
Innovative Industrial Properties, Inc.	61	6,294
JBG Smith Properties	189	3,026
Kennedy-Wilson Holdings, Inc.	258	2,213
LTC Properties, Inc.	88	2,852
LXP Industrial Trust	633	5,712
Marcus & Millichap Company	50	1,718
Medical Properties Trust, Inc. (b)	1,298	6,099
NexPoint Residential Trust, Inc.	50	1,623
Outfront Media Inc.	311	5,226
Pebblebrook Hotel Trust	261	4,023
Phillips Edison & Company, Inc.	264	9,457
Realogy Holdings Corp. (a)	240	1,482
Retail Opportunity Investments Corp.	272	3,481
Safehold Inc.	98	2,023
Saul Centers, Inc.	29	1,134
Service Properties Trust	358	2,428
SITE Centers Corp.	386	5,652
SL Green Realty Corp. (b)	140	7,726
Summit Hotel Properties, Inc.	237	1,542
Sunstone Hotel Investors, Inc.	440	4,902
Tanger Inc.	231	6,826
The Macerich Company	464	7,997
The St. Joe Company	77	4,438
Uniti Group Inc.	520	3,067
Universal Health Realty Income Trust	28	1,012
Urban Edge Properties (b)	250	4,322
Veris Residential, Inc.	173	2,632
Whitestone REIT	100	1,249
Xenia Hotels & Resorts, Inc.	229	3,433
		191,410
Materials 5.9%
AdvanSix Inc.	57	1,617
Alpha Metallurgical Resources, Inc.	25	8,436
Arch Resources, Inc. - Class A	40	6,399
ATI Inc. (a)	274	14,037
Balchem Corporation	70	10,769
Carpenter Technology Corporation	107	7,615
Century Aluminum Company (a)	114	1,751
Clearwater Paper Corporation (a)	36	1,588
Compass Minerals International, Inc.	74	1,170
H.B. Fuller Company	117	9,311
Hawkins, Inc.	41	3,185
Haynes International, Inc.	27	1,611
Ingevity Corporation (a)	72	3,429
Innospec Inc.	53	6,884
Kaiser Aluminum Corporation	35	3,099
Koppers Holdings Inc.	45	2,470
Materion Corporation	44	5,815
MATIV Holdings, Inc.	119	2,239
Mercer International Inc.	93	923
Metallus Inc. (a)	80	1,790
Minerals Technologies Inc.	70	5,250
Myers Industries, Inc.	81	1,869
O-I Glass, Inc. (a)	336	5,568
Olympic Steel, Inc.	22	1,548
Quaker Chemical Corporation	30	6,085
Sealed Air Corporation	311	11,574
Sensient Technologies Corporation	91	6,269
Stepan Company	46	4,141
SunCoke Energy, Inc.	184	2,078
Sylvamo Corporation	77	4,735
Warrior Met Coal, Inc.	112	6,791
Worthington Steel, Inc.	67	2,391
		152,437
Energy 4.9%
Archrock, Inc.	299	5,884
Bristow Holdings U.S. Inc. (a)	52	1,402
California Resources Corporation	140	7,686
Comstock Resources, Inc. (b)	195	1,808
CONSOL Energy Inc.	57	4,785
Core Laboratories LP	100	1,700
CVR Energy, Inc.	64	2,293
Dorian LPG Ltd.	75	2,878
Dril-Quip, Inc. (a)	71	1,606
Green Plains Inc. (a)	137	3,158
Helix Energy Solutions Group, Inc. (a)	309	3,344
Helmerich & Payne, Inc.	212	8,919
Liberty Energy Inc. - Class A	330	6,837
Magnolia Oil & Gas Corporation - Class A	400	10,373
Nabors Industries Ltd. (a)	19	1,618
Northern Oil and Gas Incorporated	195	7,731
Oceaneering International, Inc. (a)	215	5,029
Par Pacific Holdings, Inc. (a)	119	4,414
Patterson-UTI Energy, Inc.	698	8,337
Peabody Energy Corporation	238	5,781
Propetro Holding Corp. (a)	183	1,479
REX American Resources Corporation (a)	33	1,936
RPC, Inc.	182	1,406
SM Energy Company	248	12,373
Talos Energy Inc. (a)	290	4,044
U.S. Silica Holdings, Inc. (a)	166	2,057
Vital Energy, Inc. (a)	54	2,818
World Kinect Corporation	131	3,456
		125,152
Consumer Staples 3.4%
B&G Foods, Inc. (b)	169	1,937
Calavo Growers, Inc.	40	1,115
Cal-Maine Foods, Inc.	88	5,182
Central Garden & Pet Company (a)	21	908
Central Garden & Pet Company - Class A (a)	115	4,231
Del Monte Fresh Produce Company	73	1,887
Edgewell Personal Care Colombia S A S	106	4,090
Energizer Holdings, Inc.	145	4,269
Hain Celestial Group, Inc., The (a)	198	1,559
Inter Parfums, Inc.	39	5,476
J&J Snack Foods Corp.	33	4,805
John B. Sanfilippo & Son, Inc.	20	2,097
Medifast, Inc.	24	919
MGPI Processing, Inc.	33	2,863
National Beverage Corp. (a)	51	2,404
Nu Skin Enterprises, Inc. - Class A	107	1,484
PriceSmart, Inc.	54	4,563
Spartannash Company	76	1,545
The Andersons, Inc.	67	3,862
The Chefs' Warehouse, Inc. (a)	76	2,856
The Simply Good Foods Company (a)	195	6,636
Tootsie Roll Industries, Inc.	39	1,252
Treehouse Foods, Inc. (a)	109	4,248
United Natural Foods, Inc. (a)	128	1,466
Universal Corporation	54	2,781
USANA Health Sciences, Inc. (a)	23	1,139
Vector Group Ltd.	284	3,108
WD-40 Company	29	7,396
WK Kellogg Co	143	2,698
		88,776
Communication Services 2.6%
AMC Networks, Inc. - Class A (a)	67	809
ATN International, Inc.	21	675

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CarGurus, Inc. - Class A (a)	185	4,273
Cars.com Inc. (a)	133	2,289
Cinemark Holdings, Inc. (a)	229	4,113
Cogent Communications Holdings, Inc.	90	5,890
Consolidated Communications Holdings, Inc. (a)	159	688
EchoStar Corporation - Class A (a)	264	3,759
Intelsat Inflight LLC (a)	132	1,158
John Wiley & Sons, Inc. - Class A	91	3,487
Lumen Technologies Inc. (a) (b)	2,195	3,424
QuinStreet, Inc. (a)	113	2,000
Scholastic Corporation	57	2,152
Shenandoah Telecommunications Company	108	1,874
Shutterstock, Inc.	51	2,313
Sphere Entertainment Co. - Class A (a)	36	6,616
TechTarget, Inc. (a)	56	1,843
Telephone and Data Systems, Inc.	214	3,432
The E.W. Scripps Company - Class A (a)	130	512
The Marcus Corporation (b)	54	773
Thryv Holdings, Inc. (a)	66	1,478
TripAdvisor, Inc. (a)	235	6,526
Yelp Inc. (a)	148	5,812
		65,896
Utilities 2.0%
American States Water Company	79	5,730
Avista Corporation	166	5,810
California Water Service Group	123	5,736
Chesapeake Utilities Corporation	47	5,091
Clearway Energy, Inc. - Class A	78	1,683
Clearway Energy, Inc. - Class C	176	4,059
MGE Energy, Inc.	78	6,139
Middlesex Water Company	38	2,003
Northwest Natural Holding Company	79	2,922
Otter Tail Corporation	90	7,769
SJW Group	63	3,556
Unitil Corporation	35	1,857
		52,355
Total Common Stocks (cost $2,503,896)		2,556,054
INVESTMENT COMPANIES 0.5%
iShares Core S&P Small Cap ETF	118	13,088
Total Investment Companies (cost $12,789)		13,088
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (e)	25,897	25,897
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.19% (c) (e)	7,532	7,532
Total Short Term Investments (cost $33,429)		33,429
Total Investments 100.8% (cost $2,550,114)		2,602,571
Other Derivative Instruments 0.0%		45
Other Assets and Liabilities, Net (0.8)%		(20,050)
Total Net Assets 100.0%		2,582,566

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	8,115	—	368	110	134	2,190	10,071	0.4
JNL Government Money Market Fund, 5.29% - Class SL	40,586	73,804	88,493	465	—	—	25,897	1.0
JNL Government Money Market Fund, 5.19% - Class I	11,310	66,253	70,031	102	—	—	7,532	0.3
	60,011	140,057	158,892	677	134	2,190	43,500	1.7

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	120	June 2024	12,435	45	440

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,556,054	—	—	2,556,054
Investment Companies	13,088	—	—	13,088
Short Term Investments	33,429	—	—	33,429
	2,602,571	—	—	2,602,571
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	440	—	—	440
	440	—	—	440

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 55.2%
Financials 9.9%
Adyen N.V. (a) (b)	5	8,644
Agriculture & Natural Solutions Acquisition Corp. - Class A (a)	79	799
AI Transportation Acquisition Corp. (a)	10	99
AIB Acquisition Corp - Class A (a)	5	62
Aimei Health Technology Co., Ltd. (a)	15	158
Aimfinity Investment Corp. I (a)	5	61
Alchemy Investments Acquisition Corp 1 - Class A (a)	17	184
Alpha Star Acquisition Corporation (a)	13	150
ALTC Acquisition Corp. - Class A (a)	1	13
American Equity Investment Life Holding Company (a)	32	1,822
AmpliTech Group, Inc. (a)	13	136
AmpliTech Group, Inc. - Class A (a)	3	33
AON Public Limited Company - Class A	6	1,881
AP Acquisition Corp - Class A (a)	16	175
Battery Future Acquisition Corp. - Class A (a)	13	144
Bite Acquisition Corp. (a)	11	116
Block, Inc. - Class A (a) (c)	44	3,733
Blue Ocean Acquisition Corp. - Class A (a)	22	242
Blue World Acquisition Corporation - Class A (a)	7	74
Bowen Acquisition Corp. (a)	10	105
Bukit Jalil Global Acquisition 1 Ltd (a)	22	230
Burtech Acquisition Corp. - Class A (a)	5	60
byNordic Acquisition Corporation - Class A (a)	7	83
Cartesian Growth Corporation II - Class A (a)	38	421
Cartica Acquisition Corp. - Class A (a)	11	122
Churchill Capital Corp VII - Class A (a)	230	2,457
Cielo S.A.	1,051	1,130
Citigroup Inc.	46	2,938
ClimateRock (a)	8	91
Colombier Acquisition Corp. (a)	9	89
Compass Digital Acquisition Corporation - Class A (a)	9	96
Consilium Acquisition Corp. I, Ltd. - Class A (a)	16	172
Direct Selling Acquisition Corp. - Class A (a)	29	316
Discover Financial Services	5	692
Distoken Acquisition Corporation (a)	9	94
DT Cloud Acquisition Corp. (a)	8	77
Enphys Acquisition Corp. - Class A (a)	67	720
ESH Acquisition Corp. - Class A (a)	16	169
EVe Mobility Acquisition Corp - Class A (a)	40	436
Everest Consolidator Acquisition Corporation - Class A (a)	28	315
Evergreen Corp. - Class A (a)	17	189
EVERTEC, Inc.	52	2,075
Feutune Light Acquisition Corporation - Class A (a)	4	45
Fintech Ecosystem Development Corp. - Class A (a)	8	92
Fortune Rise Acquisition Corporation - Class A (a)	64	714
FTAC Emerald Acquisition Corp. - Class A (a)	13	134
Global Lights Acquisition Corp. (a)	8	81
Global Lights Acquisition Corp. (a)	8	84
Global Star Acquisition Inc. - Class A (a)	11	113
Globalink Investments, Inc. (a)	15	167
Golden Star Acquisition Corporation (a)	15	165
Groupe Bruxelles Lambert - Groep Brussel Lambert	6	420
Hana Financial Group Inc.	16	690
Haymaker Acquisition Corp. IV - Class A (a)	12	124
Hennessy Capital Investment Corp. VI - Class A (a)	1	8
Horizon Space Acquisition I Corp. (a)	47	508
Hudson Acquisition I Corp. (a)	6	63
IB Acquisition Corp. (a)	1	7
Infinite Acquisition Corp. - Class A (a)	21	241
Inflection Point Acquisition Corp. II - Class A (a)	19	194
Integrated Rail And Resources Acquisition Corp. - Class A (a)	8	92
Investcorp Europe Acquisition Corp I - Class A (a)	22	245
Investcorp India Acquisition Corp. - Class A (a)	22	246
Iron Horse Acquisitions Corp. (a)	11	110
Jack Henry & Associates, Inc. (c)	14	2,461
Jefferies Financial Group Inc.	49	2,161
Keen Vision Acquisition Corporation (a)	27	281
LatAmGrowth SPAC - Class A (a)	15	172
Legato Merger Corp III (a)	21	209
LPL Financial Holdings Inc.	18	4,698
Metal Sky Star Acquisition Corp. (a)	4	41
Moody's Corporation	10	3,838
Moringa Acquisition Corp. - Class A (a)	3	34
Nabors Energy Transition Corp. - Class A (a)	18	190
National Western Life Group, Inc. - Class A	2	887
NCR Atleos Corporation (a)	20	400
Newbury Street Acquisition Corporation (a)	29	314
Northern Revival Acquisition Corp - Class A (a) (d)	11	119
Oak Woods Acquisition Corporation - Class A (a)	12	127
Oca Acquisition Corp. - Class A (a)	3	37
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	68	770
Pegasus Digital Mobility Acquisition Corp. - Class A (a)	5	59
Perception Capital Corp. III - Class A (a)	5	55
Plum Acquisition Corp. I - Class A (a)	7	81
Plutonian Acquisition Corp. (a)	10	109
PowerUp Acquisition Corp. - Class A (a)	2	23
Primerica, Inc.	28	6,957
Project Energy Reimagined Acquisition Corp. - Class A (a) (e)	28	298
Pyrophyte Acquisition Corp. - Class A (a)	26	288
Quetta Acquisition Corporation (a)	22	227
RCF Acquisition Corp. - Class A (a)	17	195
Rigel Resource Acquisition Corp. - Class A (a)	100	1,118
Ryan Specialty Group Holdings, Inc. - Class A	89	4,966
Screaming Eagle Acquisition Corp. - Class A (a)	93	997
SDCL EDGE Acquisition Corp - Class A (a)	26	281
SEI Investments Company (c)	31	2,253
SilverBox Corp III - Class A (a)	4	45
Slam Corp. - Class A (a)	22	242
Spark I Acquisition Corp. - Class A (a)	20	204
Spring Valley Acquisition Corp. II - Class A (a)	36	397
Target Global Acquisition I Corp. - Class A (a)	40	446
TenX Keane Acquisition (a)	11	118
TKB Critical Technologies 1 - Class A (a)	12	135
TLGY Acquisition Corporation - Class A (a)	28	315
TMT Acquisition Corp (a)	15	162
Trajectory Alpha Acquisition Corp. - Class A (a)	13	137
Tristar Acquisition I Corp. - Class A (a)	23	256
Twelve Seas Investment Company II - Class A (a)	13	142
United Overseas Bank Limited	6	139
Valuence Merger Corp. I - Class A (a)	25	287
Visa Inc. - Class A (c)	45	12,564
Viveon Health LLC (a) (e)	13	151
W. R. Berkley Corporation	23	2,053
Wells Fargo & Company	36	2,115
		90,700
Communication Services 9.3%
Alphabet Inc. - Class A (a)	103	15,631
Alphabet Inc. - Class C (a) (c)	65	9,942
Comcast Corporation - Class A (c)	74	3,206
Eletromidia S.A. (a)	233	851
Former Charter Communications Parent, Inc. - Class A (a)	4	1,193
Intelsat Jackson Holdings, Ltd. (a) (d)	3	85
Mediaalpha, Inc. - Class A (a)	154	3,131
Meta Platforms, Inc. - Class A	64	31,193
Netflix, Inc. (a)	23	13,889
NEXON Co., Ltd.	29	479
Nintendo Co., Ltd.	17	934
The Trade Desk, Inc. - Class A (a)	49	4,270
		84,804
Consumer Discretionary 7.4%
Alibaba Group Holding Limited (b)	19	172
Alibaba Group Holding Limited - ADR (c)	25	1,832
Amazon.com, Inc. (a) (c)	101	18,286
Bajaj Auto Limited	21	2,293
Beijing Roborock Technology Co., Ltd. - Class A	35	1,669

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Capri Holdings Limited (a)	94	4,276
CarMax, Inc. (a)	16	1,382
Compagnie Financiere Richemont SA	6	964
Delivery Hero SE (a) (b)	6	164
Entain PLC	16	160
Gree Electric Appliances, Inc. of Zhuhai - Class A	336	1,822
Guizhou Tyre Co., ltd. - Class A	929	716
Hangzhou Great Star Industrial Co., Ltd. - Class A (a)	371	1,253
Hankook Tire & Technology Co., ltd	50	2,015
Home Depot, Inc. , The	11	4,158
Just Eat Takeaway.Com N.V. (a) (b)	7	100
M.D.C. Holdings, Inc. (f)	5	345
Marriott International, Inc. - Class A	4	1,059
Midea Group Co., Ltd. - Class A	347	3,102
Neogames S.A. (a)	16	452
Pool Corporation	11	4,259
Prosus N.V. - Class N	30	944
Rivian Automotive, Inc. - Class A (a) (c)	10	114
Suofeiya Home Collection Co. Ltd - Class A	483	1,028
Tesla Inc. (a) (c)	55	9,600
Triangle Tyre Co., Ltd. - Class A	321	715
Under Armour, Inc. - Class A (a) (c)	251	1,850
Vibra Energia S/A	301	1,501
Vipshop (China) Co., Ltd - ADR	18	293
Vitamin Oldco Holdings, Inc. (a) (d)	3	—
Yum China Holdings, Inc.	34	1,349
		67,873
Information Technology 7.4%
Analog Devices, Inc.	15	2,993
ANSYS, Inc. (a)	1	269
Aspen Technology, Inc. (a)	15	3,139
Avaya Holdings Corp. (a)	29	165
Avaya Inc. (a)	2	11
BOE Technology Group Co., Ltd. - Class A	5,482	3,057
Broadcom Inc.	1	1,329
CDW Corp. (c)	14	3,537
Clearwater Analytics Holdings, Inc. - Class A (a)	202	3,580
Daqo New Energy Corp. - ADR (a)	66	1,867
Genius Electronic Optical Co., Ltd.	66	1,054
Goertek Inc. - Class A	185	403
Intuit Inc. (c)	5	3,457
Juniper Networks, Inc. (f)	100	3,708
Largan Precision Co., ltd.	9	686
nCino OpCo, Inc. (a)	162	6,064
NCR Voyix Corporation (a)	22	274
NXP Semiconductors N.V.	5	1,349
Oracle Corporation (c)	117	14,687
Riverbed Holdings, Inc. (a) (d)	7	—
Salesforce, Inc. (c)	29	8,766
Taiwan Semiconductor Manufacturing Company Limited	94	2,265
TE Connectivity Ltd. (b)	20	2,834
Walsin Technology Corporation	280	979
Wangsu Science & Technology Co., Ltd. - Class A	719	918
		67,391
Health Care 6.1%
Amedisys, Inc. (a)	51	4,723
Axonics, Inc. (a)	52	3,615
Bio-Rad Laboratories, Inc. - Class A (a)	1	382
Bumrungrad Hospital Public Company Limited	22	133
Catalent, Inc. (a)	40	2,279
Cerevel Therapeutics Holdings, Inc. - Class A (a) (f)	31	1,322
Classys	6	170
Doximity, Inc. - Class A (a) (c)	92	2,475
Eurofins Scientific SE	—	1
HK Inno.N Corporation	22	617
Icon Public Limited Company (a)	2	820
Inhibrx, Inc. (a)	11	368
Life Healthcare Group Holdings (g)	136	124
Natco Pharma Limited	56	643
Novartis AG - ADR (c)	62	5,955
Novo Nordisk A/S - ADR (c)	46	5,968
Olink Holding AB (Publ) - ADR (a)	97	2,288
Regeneron Pharmaceuticals, Inc. (a) (c)	10	9,845
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	3	88
Shandong Pharmaceutical Glass Co., ltd - Class A	175	692
The Cooper Companies, Inc.	35	3,590
Vertex Pharmaceuticals Incorporated (a) (c)	16	6,799
Zoetis Inc. - Class A	13	2,130
Zydus Lifesciences Limited	28	339
		55,366
Industrials 5.6%
Beijing New Building Material (Group) Co., Ltd. - Class A	336	1,330
Boeing Company, The (a) (c)	67	12,966
COSCO Shipping Holdings Co., Ltd - Class A	794	1,142
Evergreen Marine Corp. (Taiwan) Ltd.	417	2,296
Expeditors International of Washington, Inc. - Class A (c)	7	899
Ferguson Holdings Limited	7	1,593
HIWIN Technologies Corp.	33	288
Howmet Aerospace Inc.	12	824
JetBlue Airways Corporation (a)	—	3
Lennox International Inc.	6	3,038
LG Corp.	15	969
McGrath RentCorp	24	2,927
Old Dominion Freight Line, Inc.	16	3,432
Safran	8	1,760
Samsung C&T Corporation	8	977
SP Plus Corporation (a)	29	1,533
TransUnion	50	3,998
Uber Technologies, Inc. (a)	10	765
Verisk Analytics, Inc. (c)	12	2,918
Watts Water Technologies, Inc. - Class A	10	2,123
Weichai Power Co., Ltd. - Class A	1,418	3,201
Westinghouse Air Brake Technologies Corporation	5	751
Xiamen Xiangyu Co., Ltd. - Class A	477	430
Yang Ming Marine Transport Corporation	797	1,099
		51,262
Materials 3.7%
Formosa Chemicals & Fibre Corporation	110	188
Glencore PLC	261	1,434
Guangdong Tapai Group Co., Ltd. - Class A	440	449
Hanwha Solutions Corporation	19	393
Haynes International, Inc.	10	613
Holcim AG	41	3,689
Huaxin Cement Co., Ltd. - Class A	281	510
Hubei Xingfa Chemicals Group Co., ltd. - Class A	353	886
Indorama Ventures Public Company Limited	1,598	1,049
International Flavors & Fragrances Inc.	27	2,329
Kumho Petrochemical Co., Ltd.	14	1,442
Longbai Group Co., Ltd - Class A	303	774
OCI Holdings Company Ltd.	16	1,107
Petronas Chemicals Group Berhad	448	643
SAPPI	416	1,105
Satellite Chemical Co., Ltd. - Class A	515	1,216
SCG Paper Public Company Limited	281	221
Shandong Sun Paper Co., Ltd. - Class A	792	1,545
Teck Resources Limited - Class B (f)	15	696
United States Steel Corporation (f)	143	5,827
WestRock Company (c)	135	6,692
Xinfengming Group Co., ltd - Class A	312	604
		33,412
Consumer Staples 2.8%
Albertsons Companies, Inc. - Class A (c) (f)	64	1,366
American Beverage Co Ambev - ADR (c)	1,230	3,049
Amorepacific Corporation	6	568
Gold Flora Corporation (a)	25	7
Heineken Holding N.V.	24	1,955
Henan Shuanghui Investment & Development Co., Ltd. - Class A	274	977
Herbalife Nutrition Ltd. (a)	17	171
JDE Peet's N.V.	50	1,049
Kobayashi Pharmaceutical Co., Ltd.	3	88
Lamb Weston Holdings, Inc.	41	4,406
Marfrig Global Foods S.A.	388	798

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Meridan Management Ltd - GDR (a) (b) (d)	38	—
Minerva S.A.	564	762
Monster Beverage 1990 Corporation (a) (c)	170	10,082
Orion Incorporation	3	233
Sendas Distribuidora S/A	56	165
		25,676
Energy 2.6%
Enerplus Corporation	37	718
Equitrans Midstream Corporation	147	1,840
Euronav (a) (e)	36	648
Gulfport Energy Operating Corporation (a)	5	814
Hess Corporation (c)	97	14,815
Kinder Morgan, Inc.	55	1,007
McDermott International, Ltd. (a) (d)	575	115
McDermott International, Ltd. (a) (d)	52	10
Pioneer Natural Resources Company	8	2,206
Southwestern Energy Company (a)	147	1,118
Thungela Resources	20	127
		23,418
Utilities 0.2%
FirstEnergy Corp.	23	903
PG&E Corporation	8	126
Power Grid Corporation of India Limited	228	758
		1,787
Real Estate 0.2%
Douglas Emmett, Inc.	43	596
Swire Pacific Limited - Class A	23	187
Tricon Residential Inc.	14	156
Vornado Realty Trust	17	501
		1,440
Total Common Stocks (cost $377,482)		503,129
CORPORATE BONDS AND NOTES 28.7%
Information Technology 7.2%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 (c) (h) (i)	60	61
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (h)	1,100	851
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (h)	232	208
Bill Holdings, Inc.
0.00%, 12/01/25 (c) (h) (j)	1,743	1,628
Blackline, Inc.
0.13%, 08/01/24 (c) (h)	794	810
0.00%, 03/15/26 (c) (h) (j)	1,999	1,812
Cerence Inc.
3.00%, 06/01/25 (c) (h)	286	277
Cloudflare, Inc.
0.00%, 08/15/26 (c) (h) (j)	2,615	2,448
Confluent, Inc.
0.00%, 01/15/27 (c) (h) (j)	581	498
Datadog, Inc.
0.13%, 06/15/25 (c) (h)	2,556	3,588
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (h) (j)	3,058	2,560
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (h) (j)	784	739
Endure Digital, Inc.
6.00%, 02/15/29 (i)	30	23
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (h) (j)	988	904
Envestnet, Inc.
0.75%, 08/15/25 (c) (h)	1,476	1,435
2.63%, 12/01/27 (c) (h)	30	32
Five9, Inc.
0.50%, 06/01/25 (c) (h)	2,204	2,073
1.00%, 03/15/29 (c) (h) (i)	28	29
Guidewire Software, Inc.
1.25%, 03/15/25 (c) (h)	2,861	3,285
Harmonic, Inc.
2.00%, 09/01/24 (c) (h)	1,054	1,651
HubSpot, Inc.
0.38%, 06/01/25 (c) (h)	1,885	4,199
JAMF Holding Corp.
0.13%, 09/01/26 (c) (h)	973	876
Maxeon Solar Technologies, Ltd.
6.50%, 07/15/25 (c) (h)	1,620	1,055
MicroStrategy Incorporated
0.00%, 02/15/27 (c) (h) (j)	581	800
0.63%, 03/15/30 (c) (h) (i)	56	75
0.88%, 03/15/31 (c) (h) (i)	55	55
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (h)	1,124	1,110
Model N, Inc.
2.63%, 06/01/25 (c) (h)	151	166
MongoDB, Inc.
0.25%, 01/15/26 (c) (h)	4,159	7,276
Okta, Inc.
0.13%, 09/01/25 (c) (h)	1,699	1,623
0.38%, 06/15/26 (c) (h)	2,010	1,849
PAR Technology Corporation
2.88%, 04/15/26 (c) (h)	616	759
Pegasystems Inc.
0.75%, 03/01/25 (c) (h)	3,878	3,717
Perficient, Inc.
0.13%, 11/15/26 (c) (h)	386	334
Porch Group Inc
0.75%, 09/15/26 (c) (h) (i)	1,839	1,043
Progress Software Corporation
3.50%, 03/01/30 (c) (h) (i)	55	55
Q2 Holdings, Inc.
0.13%, 11/15/25 (c) (h)	970	897
0.75%, 06/01/26 (c) (h)	2,505	2,370
Rapid7, Inc.
1.25%, 03/15/29 (c) (h) (i)	28	28
RingCentral, Inc.
0.00%, 03/15/26 (c) (h) (j)	777	694
Seagate HDD Cayman
3.50%, 06/01/28 (c) (h) (i)	28	35
Shopify Inc.
0.13%, 11/01/25 (c) (h)	3,285	3,101
SMART Global Holdings, Inc.
2.00%, 02/01/29 (c) (h) (i)	557	774
Splunk Inc.
1.13%, 06/15/27 (h)	2,912	2,904
Super Micro Computer, Inc.
0.00%, 03/01/29 (c) (h) (i) (j)	581	644
Unity Software Inc.
0.00%, 11/15/26 (c) (h) (j)	1,093	923
Veeco Instruments Inc.
3.50%, 01/15/25 (c) (h)	187	278
3.75%, 06/01/27 (c) (h)	352	915
2.88%, 06/01/29 (c) (h) (i)	29	40
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (c) (h) (i)	150	143
Western Digital Corporation
3.00%, 11/15/28 (c) (h) (i)	55	81
Zscaler, Inc.
0.13%, 07/01/25 (c) (h)	1,564	2,135
		65,866
Health Care 5.2%
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (c) (h)	411	668
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24 (c) (h)	2,210	2,166
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (i)	724	692
3.50%, 04/01/30 (i)	476	455
Cerevel Therapeutics Holdings, Inc.
2.50%, 08/15/27 (h) (i)	805	900
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h)	1,482	934
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (h)	811	1,017
CONMED Corporation
2.25%, 06/15/27 (c) (h)	1,172	1,072

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (h)	2,765	3,664
Evolent Health, Inc.
1.50%, 10/15/25 (c) (h)	1,796	2,055
3.50%, 12/01/29 (c) (h) (i)	249	285
Glaukos Corporation
2.75%, 06/15/27 (c) (h)	2,047	3,632
Haemonetics Corporation
0.00%, 03/01/26 (c) (h) (j)	169	155
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 (c) (h)	523	463
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (h)	1,706	1,641
Innoviva, Inc.
2.13%, 03/15/28 (c) (h)	2,028	1,777
Inotiv, Inc.
3.25%, 10/15/27 (c) (h)	1,167	702
Insmed Incorporated
0.75%, 06/01/28 (c) (h)	521	559
Insulet Corporation
0.38%, 09/01/26 (c) (h)	1,569	1,632
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (c) (h)	2,001	1,917
Irhythm Technologies, Inc.
1.50%, 09/01/29 (c) (h) (i)	55	58
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 (c) (h)	1,369	1,359
1.50%, 06/15/26 (c) (h)	232	235
Jazz Investments I Limited
1.50%, 08/15/24 (c) (h)	1,483	1,453
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (h)	194	104
Lantheus Holdings, Inc.
2.63%, 12/15/27 (c) (h)	521	576
MannKind Corporation
2.50%, 03/01/26 (c) (h)	1,421	1,597
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (h)	1,136	1,069
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (c) (h) (i)	55	62
Natera, Inc.
2.25%, 05/01/27 (c) (h)	1,027	2,500
Neogenomics, Inc.
1.25%, 05/01/25 (c) (h)	1,787	1,744
Omnicell, Inc.
0.25%, 09/15/25 (c) (h)	145	137
OPKO Health, Inc.
3.75%, 01/15/29 (c) (h) (i)	933	987
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (h)	2,336	2,214
PetIQ, Inc.
4.00%, 06/01/26 (c) (h)	1,201	1,190
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (h)	1,100	1,159
Pphm, Inc.
7.00%, 03/01/29 (c) (h) (i)	488	513
Radiology Partners, Inc.
9.78%, 02/15/30 (i) (k)	26	21
Repligen Corporation
1.00%, 12/15/28 (c) (h) (i)	494	554
Travere Therapeutics, Inc.
2.25%, 03/01/29 (c) (h)	1,839	1,167
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h)	1,809	2,001
		47,086
Consumer Discretionary 3.6%
Airbnb, Inc.
0.00%, 03/15/26 (c) (h) (j)	581	538
Burlington Stores, Inc.
2.25%, 04/15/25 (c) (h)	819	961
Carnival Corporation
5.75%, 10/01/24 (c) (h)	1,380	2,359
7.63%, 03/01/26 (i)	130	131
Chegg, Inc.
0.13%, 03/15/25 (c) (h)	1,001	935
Dealer Tire, LLC
8.00%, 02/01/28 (i)	100	100
Delivery Hero SE
1.00%, 04/30/26, EUR (h)	100	96
1.00%, 01/23/27, EUR (b) (h)	1,300	1,174
1.50%, 01/15/28, EUR (b) (h)	100	84
3.25%, 02/21/30, EUR (b) (h)	100	99
DK Crown Holdings Inc.
0.00%, 03/15/28 (c) (h) (j)	581	505
ETSY, Inc.
0.13%, 10/01/26 (c) (h)	308	326
Everi Holdings Inc.
5.00%, 07/15/29 (i)	792	784
Expedia Group, Inc.
0.00%, 02/15/26 (c) (h) (j)	1,918	1,769
Fisker Group Inc.
2.50%, 09/15/26 (c) (h) (i)	2,160	54
Gol Finance LLP
15.82%, 01/29/25 (c) (i) (l)	1,254	1,346
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	226	205
Guess ?, Inc.
3.75%, 04/15/28 (c) (h) (i)	146	199
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	800	780
LCI Industries
1.13%, 05/15/26 (c) (h)	2,324	2,277
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (i)	35	35
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (h) (j)	2,335	2,230
3.25%, 12/15/27 (c) (h)	523	489
Michael Kors (USA), Inc.
4.25%, 11/01/24 (i) (m) (n)	2,016	1,992
National Vision Holdings, Inc.
2.50%, 05/15/25 (c) (h)	805	847
NCL Corporation Ltd.
6.00%, 05/15/24 (c) (h)	730	1,114
5.38%, 08/01/25 (c) (h)	1,336	1,732
1.13%, 02/15/27 (c) (h)	1,853	1,750
2.50%, 02/15/27 (c) (h)	758	731
PENN Entertainment, Inc.
2.75%, 05/15/26 (c) (h)	1,903	2,074
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (c) (h) (i) (o)	1,305	7
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (i)	40	30
The Cheesecake Factory Incorporated
0.38%, 06/15/26 (c) (h)	986	876
TKC Holdings, Inc.
10.50%, 05/15/29 (i)	35	34
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (c) (h)	1,540	1,760
Viking Cruises Limited
9.13%, 07/15/31 (i)	110	120
Wayfair Inc.
0.63%, 10/01/25 (c) (h)	872	809
0.63%, 10/01/25 (h)	1,159	1,075
1.00%, 08/15/26 (h)	57	53
Winnebago Industries, Inc.
3.25%, 01/15/30 (c) (h) (i)	381	411
		32,891
Industrials 3.5%
Adani Ports and Special Economic Zone Limited
5.00%, 08/02/41 (b)	400	319
Air Transport Services Group, Inc.
3.88%, 08/15/29 (c) (h) (i)	586	482
American Airlines, Inc.
6.50%, 07/01/25 (c) (h)	29	34
Artera Services, LLC
8.50%, 02/15/31 (i)	35	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Bloom Energy Corporation
2.50%, 08/15/25 (c) (h)	3,180	3,332
3.00%, 06/01/28 (c) (h) (i)	60	55
Brand Industrial Services, Inc.
10.38%, 08/01/30 (i)	25	27
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (h)	16,000	2,233
Chart Industries, Inc.
1.00%, 11/15/24 (c) (h)	1,554	4,370
CSG Systems International, Inc.
3.88%, 09/15/28 (c) (h) (i)	1,143	1,126
Dayforce, Inc.
0.25%, 03/15/26 (c) (h)	396	362
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (c) (h) (i)	937	643
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (c) (h)	3,163	6,375
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	172	163
Fiverr International Ltd
0.00%, 11/01/25 (c) (h) (j)	2,024	1,812
Granite Construction Incorporated
3.75%, 05/15/28 (c) (h) (i)	58	80
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (b)	200	189
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (i)	45	47
Lyft, Inc.
1.50%, 05/15/25 (c) (h)	1,888	1,841
0.63%, 03/01/29 (c) (h) (i)	55	64
MV24 Capital B.V.
6.75%, 06/01/34 (b)	242	227
PGT Innovations, Inc.
4.38%, 10/01/29 (i)	1,761	1,800
Plug Power Inc.
7.00%, 06/01/26 (h)	59	59
Rocket Lab USA, Inc.
4.25%, 02/01/29 (c) (h) (i)	55	59
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (h)	1,969	2,172
The Middleby Corporation
1.00%, 09/01/25 (c) (h)	2,677	3,492
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (i)	40	43
		31,442
Financials 3.2%
ABRA Global Finance
5.00%, 03/02/28 (c) (i) (k)	3,297	3,044
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (i) (o)	236	1
Arbor Realty Trust, Inc.
7.50%, 08/01/25 (c) (h)	2,167	2,128
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (p)	200	141
6.65%, (100, 04/22/31) (i) (p)	200	141
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b)	200	193
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (i)	150	128
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (i) (p)	250	228
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.88%, 09/13/34 (b)	200	189
Block, Inc.
0.13%, 03/01/25 (c) (h)	2,945	3,005
0.00%, 05/01/26 (c) (h) (j)	410	367
Bread Financial Payments, Inc.
4.25%, 06/15/28 (c) (h) (i)	895	1,044
Coinbase Global, Inc.
0.50%, 06/01/26 (c) (h)	376	413
0.25%, 04/01/30 (c) (h) (i)	318	336
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (a) (i) (o)	200	39
Encore Capital Group, Inc.
3.25%, 10/01/25 (c) (h)	839	1,057
4.00%, 03/15/29 (c) (h)	1,385	1,297
EZCORP, Inc.
2.88%, 07/01/24 (c) (h)	973	1,125
3.75%, 12/15/29 (c) (h) (i)	1,158	1,392
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (b) (p)	200	188
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	511	508
NFP Corp.
4.88%, 08/15/28 (i)	1,243	1,245
6.88%, 08/15/28 (i)	3,444	3,488
8.50%, 10/01/31 (i)	293	323
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	82
Repay Holdings Corporation
0.00%, 02/01/26 (c) (h) (i) (j)	1,802	1,657
Shift4 Payments, LLC
0.00%, 12/15/25 (c) (h) (j)	3,104	3,331
0.50%, 08/01/27 (c) (h)	573	532
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (h) (i) (j)	586	507
1.25%, 03/15/29 (c) (h) (i)	55	55
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (p)	242	226
5.00%, (100, 12/01/27) (p)	33	30
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (b) (n) (o) (p)	200	—
WisdomTree, Inc.
5.75%, 08/15/28 (c) (h)	346	404
		28,844
Communication Services 2.4%
Cardlytics, Inc.
4.25%, 04/01/29 (h) (i)	465	507
Frontier Communications Holdings, LLC
8.63%, 03/15/31 (i)	15	15
Level 3 Financing, Inc.
10.50%, 05/15/30 (i)	35	36
Liberty Media Corporation
4.00%, 11/15/29 (c) (h)	1,069	417
3.75%, 02/15/30 (c) (h)	3,184	1,243
2.75%, 12/01/49 (c) (h) (i)	2,601	2,446
2.38%, 09/30/53 (c) (h) (i)	1,853	2,171
Live Nation Entertainment, Inc.
3.13%, 01/15/29 (c) (h)	56	67
Lumen Technologies Inc.
8.00%, 06/01/36	155	84
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (c) (h) (i)	2,993	2,723
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (c) (h) (i)	85	73
MVC Acquisition Corp.
5.75%, 08/01/28 (i)	20	19
Oi S.A. – Em Recuperacao Judicial
14.00%, 09/07/24 (e) (i)	—	—
14.00%, 09/07/24 (i)	28	27
Oi S.A. - In Judicial Reorganization
10.00%, 07/27/25 (a) (k) (o)	400	14
Sea Limited
2.38%, 12/01/25 (c) (h)	2,761	2,777
0.25%, 09/15/26 (c) (h)	58	50
Snap Inc.
0.25%, 05/01/25 (c) (h)	899	876
0.75%, 08/01/26 (c) (h)	1,249	1,201
0.00%, 05/01/27 (c) (h) (j)	60	48
0.13%, 03/01/28 (c) (h)	1,650	1,255
Sphere Entertainment Co.
3.50%, 12/01/28 (c) (h) (i)	111	169
Spotify USA Inc.
0.00%, 03/15/26 (c) (h) (j)	2,226	2,048
TechTarget, Inc.
0.00%, 12/15/26 (h) (j)	2,149	2,047

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Marcus Corporation
5.00%, 09/15/25 (c) (h)	1,185	1,710
		22,023
Energy 1.5%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	242	235
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	250	203
5.75%, 06/15/33 (i)	250	203
Callon Petroleum Company
6.38%, 07/01/26	1,042	1,053
8.00%, 08/01/28 (i)	595	622
7.50%, 06/15/30 (i)	1,189	1,259
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	400	178
CSI Compressco LP
7.50%, 04/01/25 (i)	1,484	1,484
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	214	221
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	500	369
Gran Tierra Energy Inc.
9.50%, 10/15/29 (i)	200	187
Green Plains Inc.
2.25%, 03/15/27 (c) (h)	895	908
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	171	157
Gulfport Energy Operating Corporation
8.00%, 05/17/26	6	6
Kosmos Energy Ltd.
3.13%, 03/15/30 (c) (h) (i)	378	412
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	190	173
NGL Energy Operating LLC
8.38%, 02/15/32 (i)	15	15
PDC Energy, Inc.
5.75%, 05/15/26	1,284	1,283
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	400	266
Petroleos Mexicanos
6.38%, 01/23/45	200	129
6.75%, 09/21/47	250	167
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (b)	200	176
Transocean Inc
4.63%, 09/30/29 (c) (h)	1,744	3,508
Tullow Oil PLC
10.25%, 05/15/26 (i)	188	179
UEP Penonome II S.A.
6.50%, 10/01/38 (i)	176	138
Venture Global LNG, Inc.
8.38%, 06/01/31 (i)	15	15
		13,546
Materials 1.1%
Amyris, Inc.
0.00%, 11/15/26 (a) (c) (h) (o)	2,856	89
Aris Mining Corporation
6.88%, 08/09/26 (b)	205	185
ATI Inc.
3.50%, 06/15/25 (c) (h)	1,098	3,637
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (i)	300	233
Braskem Netherlands Finance B.V.
5.88%, 01/31/50 (b)	200	155
Cap S.A.
3.90%, 04/27/31 (b)	200	157
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (p)	200	193
Century Aluminum Company
2.75%, 05/01/28 (c) (h)	608	612
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	200	192
Danimer Scientific, Inc.
3.25%, 12/15/26 (c) (h) (i)	440	45
IAMGOLD Corporation
5.75%, 10/15/28 (b)	100	92
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	80	79
Ivanhoe Mines Ltd
2.50%, 04/15/26 (c) (h) (i)	1,013	1,664
Livent Corporation
4.13%, 07/15/25 (c) (h)	1,329	1,752
OCP S.A.
5.13%, 06/23/51 (b)	250	189
PureCycle Technologies, Inc.
7.25%, 08/15/30 (c) (h) (i)	166	85
Sasol Financing USA LLC
5.50%, 03/18/31	200	169
SSR Mining Inc.
2.50%, 04/01/39 (c) (h)	146	129
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (i)	35	19
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (b) (o)	400	130
UPL Corporation Limited
5.25%, (100, 02/27/25) (b) (p)	400	273
Vedanta Resources Limited
13.88%, 12/09/28 (b) (m)	376	329
		10,408
Real Estate 0.6%
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (c) (h)	174	138
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (h)	2,064	1,849
PennyMac Corp.
5.50%, 03/15/26 (c) (h)	1,038	980
PT Kawasan Industri Jababeka Tbk
7.50%, 12/15/27 (i) (m)	140	128
Redfin Corporation
0.50%, 04/01/27 (c) (h)	583	318
Ronshine China Holdings Limited
0.00%, 08/05/24 (a) (b) (o)	200	4
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (h)	353	242
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (c) (h)	912	807
Vornado Realty L.P.
3.50%, 01/15/25	125	122
2.15%, 06/01/26	112	101
Zillow Group, Inc.
2.75%, 05/15/25 (g) (h)	23	24
1.38%, 09/01/26 (h)	164	203
1.38%, 09/01/26 (c) (h)	291	360
		5,276
Consumer Staples 0.3%
Allied Universal Holdco LLC
7.88%, 02/15/31 (i)	35	35
BRF S.A.
5.75%, 09/21/50 (b)	400	317
Camposol SA
6.00%, 02/03/27 (b)	350	255
Coruripe Netherlands B.V.
10.00%, 02/10/27 (b)	200	181
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (i)	250	218
JBS USA Food Company
4.38%, 02/02/52	70	51
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (i)	95	94
The Beauty Health Company
1.25%, 10/01/26 (c) (h) (i)	28	23
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (h)	1,042	1,140
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	80	73
Verscend Escrow Corp
9.75%, 08/15/26 (i)	82	82
		2,469

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Utilities 0.1%
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (b)	400	290
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	291
Enfragen Energia Sur SA.
5.38%, 12/30/30 (b)	400	330
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	194	192
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	250	226
		1,329
Total Corporate Bonds And Notes (cost $256,545)		261,180
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.2%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.72%, (1 Month Term SOFR + 0.39%), 07/25/36 (l) (m)	1,828	1,413
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 04/17/34 (l)	819	364
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,536
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,716
Apidos CLO XXIV
Series 2016-DR-24A, 11.38%, (3 Month Term SOFR + 6.06%), 10/21/30 (l)	500	493
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	143
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 8.09%, (1 Month Term SOFR + 2.76%), 09/15/36 (l) (m)	350	324
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 12.68%, (3 Month Term SOFR + 7.36%), 10/23/34 (l)	500	477
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.67%, (3 Month Term SOFR + 7.35%), 07/17/35 (l)	500	490
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	110
Barings CLO Ltd 2018-III
Series 2018-E-3A, 11.33%, (3 Month Term SOFR + 6.01%), 07/20/29 (l)	500	493
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.92%, (1 Month Term SOFR + 3.60%), 07/15/37 (l) (m)	470	424
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.75%, 07/17/28 (l)	377	273
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.77%, 12/15/62 (l)	17,334	428
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	314
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	289
BHP Trust 2019-BXHP
Series 2019-E-BXHP, REMIC, 7.94%, (1 Month Term SOFR + 2.61%), 08/15/36 (l)	132	127
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 8.97%, (1 Month Term SOFR + 3.65%), 04/17/34 (l)	481	473
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	252	216
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 11.08%, (3 Month Term SOFR + 5.76%), 01/30/31 (l)	700	637
Carlyle Global Market Strategies CLO 2014-2-R Limited
Series 2014-D-2RA, 10.92%, (3 Month Term SOFR + 5.61%), 05/15/31 (l)	1,000	962
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 12.29%, (3 Month Term SOFR + 6.96%), 01/25/35 (l)	1,500	1,482
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,543
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (m)	934	270
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.95%, 11/18/52 (l)	3,080	119
Chenango Park CLO, Ltd
Series 2018-D-1A, 11.38%, (3 Month Term SOFR + 6.06%), 04/15/30 (l)	1,000	972
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	963	496
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 11.59%, (3 Month Term SOFR + 6.26%), 04/25/33 (l)	500	496
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (l)	291	262
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.40%, 03/10/51 (l)	2,522	114
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (l)	500	350
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.56%, (1 Month Term SOFR + 0.17%), 07/25/45 (l) (m)	2,306	1,628
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (l)	1,000	25
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,335
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (l)	1,000	644
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.64%, 11/18/25 (l)	344	300
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (l)	1,000	707
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (l)	338	259
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	236
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	189
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 11.32%, (3 Month Term SOFR + 6.01%), 08/15/31 (i) (l)	500	483
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (l)	143	134
Elmwood CLO IX Ltd
Series 2021-E-2A, 11.53%, (3 Month Term SOFR + 6.21%), 07/20/34 (l)	500	500
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.30%, 02/11/28 (l)	417	362
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, REMIC, 3.96%, 12/12/24 (l)	99	95
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 12.11%, (3 Month Term SOFR + 6.79%), 07/24/30 (l)	500	476
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.98%, (3 Month Term SOFR + 6.66%), 10/15/30 (l)	500	497
Great Wolf Trust 2024-WOLF
Series 2024-E-WOLF, REMIC, 3.64%, (1 Month Term SOFR + 3.70%), 03/16/26 (l)	500	501
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 11.37%, (1 Month Term SOFR + 6.05%), 11/17/36 (l)	500	467
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.51%, 11/13/47 (l)	346	241

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.31%, 02/12/48 (l)	800	753
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	703
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (l)	3,608	273
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,582	885
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 12.18%, (3 Month Term SOFR + 6.86%), 10/22/29 (l)	1,000	988
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 11.08%, (3 Month Term SOFR + 5.76%), 10/15/30 (l)	900	884
Series 6A-DR-2015, 10.63%, (3 Month Term SOFR + 5.36%), 02/05/31 (i) (l)	1,000	977
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	79
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (l)	85	81
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (l)	99	93
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (l)	104	98
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (l)	114	106
Series 2011-E-C3, REMIC, 5.53%, 02/16/46 (l)	334	110
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (l)	347	3
Series 2019-G-MFP, REMIC, 9.42%, (1 Month Term SOFR + 4.10%), 07/15/36 (l)	347	340
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (l)	650	554
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.81%, 11/18/47 (l)	9,258	39
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 3.86%, 12/17/24 (l)	348	285
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.09%, 11/18/48 (l)	18,993	166
LCM XVII Limited Partnership
Series ER-17A, 11.58%, (3 Month Term SOFR + 6.26%), 10/15/31 (l)	500	411
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 09/25/36 (l)	686	266
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.25%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (l)	10,863	729
Series 2007-2A1-2, REMIC, 5.75%, (1 Month Term SOFR + 0.42%), 03/25/37 (l)	10,777	2,007
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 11.38%, (3 Month Term SOFR + 6.06%), 10/22/30 (l)	500	495
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.93%, (3 Month Term SOFR + 6.61%), 07/17/34 (l)	500	500
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.82%, (3 Month Term SOFR + 6.51%), 04/19/33 (l)	1,000	999
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 12.28%, (3 Month Term SOFR + 6.96%), 01/15/33 (l)	500	500
Marble Point CLO XII Ltd.
Series 2018-D-1A, 8.58%, (3 Month Term SOFR + 3.26%), 07/16/31 (l)	500	467
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 10.69%, (1 Month Term SOFR + 5.36%), 11/15/38 (l)	547	546
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	505
Milos CLO, Ltd.
Series 2017-ER-1A, 11.73%, (3 Month Term SOFR + 6.41%), 10/21/30 (l)	500	498
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	200
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.44%, 08/17/49 (l)	14,786	388
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	400
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.62%, (1 Month Term SOFR + 0.29%), 10/25/36 (l) (m)	4,214	1,315
Myers Park CLO, Ltd.
Series 2018-E-1A, 11.08%, (3 Month Term SOFR + 5.76%), 10/21/30 (l)	1,000	984
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2020-ER-37A, 11.33%, (3 Month Term SOFR + 6.01%), 07/21/31 (l)	500	500
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 11.58%, (3 Month Term SOFR + 6.26%), 10/16/34 (l)	500	496
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 02/25/36 (l) (m)	6,780	851
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (m)	2,870	769
NovaStar Mortgage Funding Trust, Series 2006-3
Series 2006-A2C-3, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 10/25/36 (l) (m)	3,396	1,602
Octagon 57, Ltd.
Series 2021-E-1A, 12.18%, (3 Month Term SOFR + 6.86%), 10/16/34 (l)	1,500	1,457
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 12.36%, (3 Month Term SOFR + 7.06%), 05/12/31 (l)	500	489
Octagon Investment Partners 40, Ltd.
Series 2019-ER-1A, 12.58%, (3 Month Term SOFR + 7.26%), 01/20/35 (l)	1,000	933
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 11.33%, (3 Month Term SOFR + 6.01%), 07/17/30 (l)	500	471
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (l)	1,500	73
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.83%, (3 Month Term SOFR + 6.51%), 07/02/35 (l)	1,000	1,000
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	49
Pagaya AI Debt Trust 2022-2
Series 2022-AB-2, 5.59%, 01/15/30 (l)	462	460
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.21%, 08/25/26 (l)	2,000	1,968
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,643
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,297
PRPM 2022-5, LLC
Series 2022-A1-5, REMIC, 6.90%, 09/25/25 (m)	3,138	3,132
Reese Park CLO, Ltd.
Series 2020-ER-1A, 12.08%, (3 Month Term SOFR + 6.76%), 10/16/34 (l)	500	500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Rockland Park Limited
Series 2021-E-1A, 11.83%, (3 Month Term SOFR + 6.51%), 04/20/34 (l)	500	500
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 12/25/61 (l)	4,191	2,622
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,315
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (e) (l)	100	198
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (e) (i)	21	218
Series 2018-R2-A, 0.00%, 02/25/42 (e)	6	64
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (e)	50	390
Sound Point CLO XXI, Ltd.
Series 2019-ER-2A, 12.05%, (3 Month Term SOFR + 6.73%), 07/17/34 (l)	500	444
Sound Point CLO XXXII, Ltd.
Series 2021-E-4A, 12.29%, (3 Month Term SOFR + 6.96%), 10/25/34 (l)	500	437
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (l)	1,200	1,112
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (l)	3,767	2,682
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.47%, 01/25/35 (l)	1,172	990
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.80%, (3 Month Term SOFR + 6.48%), 10/22/31 (l)	500	424
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 8.53%, (3 Month Term SOFR + 3.21%), 01/21/31 (l)	1,000	965
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,828
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 9.64%, (1 Month Term SOFR + 4.31%), 03/15/38 (l)	420	401
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.95%, 03/17/28 (l)	353	239
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	405
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	206	173
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	116	93
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	276	212
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (l)	374	316
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (l)	211	182
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (l)	332	261
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (l)	1,800	1,751
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (m)	2,025	1,927
Voya CLO Ltd
Series 2019-E-2A, 12.18%, (3 Month Term SOFR + 6.86%), 07/20/32 (l)	500	492
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	373
Series 2016-C-C34, REMIC, 5.06%, 04/17/26 (l)	838	754
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (l)	293	252
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	377
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.97%, 08/17/28 (l)	800	673
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	79	72
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (m)	657	627
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 11.33%, (3 Month Term SOFR + 6.01%), 07/15/30 (l)	500	461
Total Non-U.S. Government Agency Asset-Backed Securities (cost $127,302)		102,432
GOVERNMENT AND AGENCY OBLIGATIONS 4.0%
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 11.32%, (SOFR 30-Day Average + 6.00%), 12/26/41 (l)	1,250	1,317
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 15.17%, (SOFR 30-Day Average + 9.85%), 03/25/42 (l)	1,000	1,150
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (l)	505	440
Interest Only, Series SG-3972, REMIC, 0.47%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (l)	3,228	267
Series MS-4096, REMIC, 0.00%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (l)	129	67
Series SB-4118, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (l)	77	36
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (l)	92	40
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (l)	119	59
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,414	552
Federal National Mortgage Association, Inc.
Series 2012-GS-125, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (l)	811	449
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	327	285
Interest Only, Series 2018-SA-54, REMIC, 0.82%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (l)	2,452	195
Interest Only, Series 2020-AS-54, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (l)	2,263	244
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (l)	5,466	213
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (l)	7,242	283
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (l)	5,169	203
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (l)	7,253	221
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,476	581
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 9.07%, (SOFR 30-Day Average + 3.75%), 01/25/51 (l)	500	489
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (l)	4,065	84
Interest Only, Series 2018-HS-97, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (l)	192	19
Interest Only, Series 2018-SD-91, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (l)	1,450	129
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (l)	2,315	79
Interest Only, Series 2018-SH-105, REMIC, 0.81%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (l)	1,435	134
Interest Only, Series 2018-SK-124, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (l)	1,788	170
Interest Only, Series 2018-SA-166, REMIC, 0.71%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (l)	1,603	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Interest Only, Series 2019-SH-92, REMIC, 0.66%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (l)	1,577	147
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (l)	4,077	129
Interest Only, Series 2020-BS-112, REMIC, 0.81%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (l)	3,305	370
Interest Only, Series 2020-SD-142, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (l)	2,656	319
Interest Only, Series 2020-SH-146, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (l)	2,466	302
Interest Only, Series 2020-SD-167, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (l)	2,584	328
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,492	757
Interest Only, Series 2020-SU-189, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (l)	2,355	280
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (l)	9,202	64
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (l)	6,382	84
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (l)	3,628	82
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	4,069	478
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (l)	5,274	131
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (l)	15,247	135
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	4,189	734
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (l)	9,006	189
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (l)	8,509	117
Interest Only, Series 2020-HI-H11, REMIC, 0.07%, 06/19/70 (l)	5,497	405
Interest Only, Series 2020-AI-H18, REMIC, 0.06%, 09/20/70 (l)	5,446	403
Interest Only, Series 2020-BI-H19, REMIC, 0.33%, 11/20/70 (l)	4,399	415
Interest Only, Series 2021-QI-H08, REMIC, 0.04%, 05/20/71 (l)	21,042	490
Interest Only, Series 2021-AI-H19, REMIC, 0.77%, 11/20/71 (l)	7,430	451
		14,659
U.S. Treasury Bond 1.2%
Treasury, United States Department of
4.75%, 11/15/43	11,000	11,413
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.40%, 12/25/24 (l)	205,774	544
Interest Only, Series 2020-X9-M10, REMIC, 0.76%, 12/25/27 (l)	9,190	131
Interest Only, Series 2019-X-M5, REMIC, 0.48%, 02/25/29 (l)	12,338	222
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (l)	9,437	122
Interest Only, Series 2019-X-M12, REMIC, 0.56%, 06/25/29 (l)	7,925	154
Interest Only, Series 2019-X-M25, REMIC, 0.12%, 11/25/29 (l)	25,920	155
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (l)	34,805	326
Interest Only, Series 2020-X2-M13, REMIC, 1.23%, 09/25/30 (l)	3,454	162
Interest Only, Series 2019-X2-M21, REMIC, 1.28%, 02/25/31 (l)	3,476	179
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (l)	3,720	211
Interest Only, Series 2021-X1-M23, REMIC, 0.60%, 11/25/31 (l)	12,668	247
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (l)	11,860	435
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 11.23%, (SOFR 30-Day Average + 5.91%), 11/25/28 (l)	261	249
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (l)	4,715	315
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (l)	4,615	247
Interest Only, Series 2022-IO-48, REMIC, 0.70%, 01/16/64 (l)	7,563	436
		4,135
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,448	1,379
3.40%, 03/01/30	1,489	1,391
3.24%, 01/01/33	1,124	1,018
		3,788
U.S. Treasury Note 0.2%
Treasury, United States Department of
4.13%, 10/31/27 (c)	1,897	1,882
Sovereign 0.1%
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (a) (b) (o)	300	87
Departamento Administrativo De La Presidencia De La Republica
4.13%, 02/22/42	200	134
Government of the Republic of Panama
3.87%, 07/23/60	200	114
Presidencia da Republica
4.75%, 01/14/50	200	150
South Africa, Parliament of
5.65%, 09/27/47	350	254
		739
Total Government And Agency Obligations (cost $47,811)		36,616
SENIOR FLOATING RATE INSTRUMENTS 0.8%
Industrials 0.3%
Access CIG, LLC
2023 Term Loan, 10.33%, (SOFR + 5.00%), 08/15/28 (l)	45	45
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (l)	90	90
Atlas Purchaser, Inc.
2021 Term Loan, 10.83%, (3 Month Term SOFR + 5.25%), 12/31/24 (l)	262	155
CBI STS de LLC
Term Loan, 13.09%, (3 Month Term SOFR + 7.50%), 12/31/26 (d) (l)	474	465
Constant Contact Inc
Second Lien Term Loan, 12.83%, (3 Month Term SOFR + 7.50%), 02/10/29 (l)	360	328
Crosby US Acquisition Corp.
2024 Term Loan B, 9.32%, (SOFR + 4.00%), 08/12/29 (l)	25	25
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 03/18/29 (l)	190	177
Eisner Advisory Group LLC
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 02/24/31 (l)	50	50
Garda World Security Corporation
2022 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 02/10/29 (l)	55	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Husky Injection Molding Systems Ltd.
Term Loan, 0.00%, (SOFR + 5.00%), 02/01/29 (l) (q)	45	45
Minotaur Acquisition, Inc.
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 02/27/26 (l)	230	230
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (l)	90	90
Southern Veterinary Partners, LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/05/27 (l) (q)	5	5
Term Loan, 9.44%, (SOFR + 4.00%), 10/05/27 (l)	35	35
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.61%, (3 Month Term SOFR + 7.00%), 02/28/25 (k) (l)	333	309
Verscend Holding Corp.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 08/27/25 (l)	237	237
Viad Corp
Initial Term Loan, 10.44%, (SOFR + 5.00%), 12/31/24 (l)	136	136
		2,477
Information Technology 0.1%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 10.57%, (SOFR + 5.25%), 02/07/32 (l)	30	31
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.86%, (3 Month Term SOFR + 5.25%), 10/20/28 (l)	143	57
2021 2nd Lien Term Loan, 14.48%, (3 Month Term SOFR + 8.88%), 10/22/29 (l)	520	148
Banff Merger Sub Inc
2023 USD Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 12/08/28 (l)	135	135
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 09/08/26 (l)	33	32
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 05/01/24 (a) (l) (o)	54	2
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 12.33%, (SOFR + 7.00%), 02/16/29 (l)	200	180
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 08/17/27 (l) (q)	95	91
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.50%, (3 Month Term SOFR + 4.00%), 12/31/24 (l)	45	45
LSF9 Atlantis Holdings, LLC
2024 Term Loan B, 12.07%, (SOFR + 6.75%), 03/29/29 (l)	116	116
Polaris Newco LLC
USD Term Loan B, 9.57%, (SOFR + 4.00%), 06/03/28 (l)	35	35
Riverbed Technology, Inc.
2023 PIK Term Loan, 9.85%, (PIK + 2.00%), 07/01/28 (l)	273	175
UKG Inc.
2021 2nd Lien Term Loan, 10.68%, (SOFR + 5.25%), 05/03/27 (l)	262	264
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.59%, (SOFR + 4.00%), 04/24/28 (l)	33	33
		1,344
Financials 0.1%
Asurion LLC
2021 2nd Lien Term Loan B3, 10.69%, (SOFR + 5.25%), 02/05/28 (l)	65	58
NFP Corp.
2020 Term Loan, 8.69%, (SOFR + 3.25%), 02/13/27 (l)	463	463
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (l)	356	317
		838
Energy 0.1%
Gulf Finance, LLC
2021 Term Loan, 12.18%, (SOFR + 6.75%), 08/25/26 (l)	132	132
2021 Term Loan, 12.19%, (SOFR + 6.75%), 08/25/26 (l)	11	11
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.44%, (SOFR + 3.00%), 06/28/24 (d) (l)	7	4
2020 Letter Of Credit Term Loan, 10.35%, (SOFR + 0.00%), 06/28/24 (d) (l)	484	407
Term Loan, 0.00%, 06/30/24 (d) (l) (q)	9	4
2020 Take Back Term Loan, 3.00%, (SOFR + 3.00%), 06/30/25 (k) (l)	401	155
		713
Consumer Discretionary 0.1%
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.83%, (SOFR + 6.25%), 10/07/28 (l)	56	48
Byju's Alpha, Inc.
Term Loan B, 15.50%, (Prime + 6.00%), 11/05/26 (l)	179	35
Term Loan B, 15.50%, (3 Month USD LIBOR + 7.00%), 11/05/26 (l)	26	5
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (l)	45	45
Farfetch US Holdings, Inc
Term Loan, 11.58%, (SOFR + 6.25%), 09/20/27 (l)	405	360
		493
Health Care 0.1%
ADMI Corp.
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (l)	45	45
Air Methods Corporation
2023 Exit Term Loan, 14.45%, (3 Month Term SOFR + 9.00%), 11/30/28 (l)	39	39
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.49%, (SOFR + 7.00%), 12/08/29 (l)	195	166
Bausch & Lomb Corporation
2023 Incremental Term Loan, 9.33%, (SOFR + 4.00%), 09/14/28 (l)	95	94
LifePoint Health, Inc.
2023 Term Loan B, 0.00%, (SOFR + 5.50%), 11/16/28 (l) (q)	90	90
		434
Communication Services 0.0%
Altice France S.A.
2023 USD Term Loan B14, 0.00%, (SOFR + 5.50%), 08/31/28 (l) (q)	25	20
Avaya, Inc.
2023 Exit Term Loan, 6.83%, (SOFR + 1.50%), 08/01/28 (l)	303	268
Cengage Learning, Inc.
2024 Term Loan B, 9.58%, (SOFR + 4.25%), 03/24/31 (l)	40	40
ClubCorp Holdings, Inc.
2023 Term Loan B2, 0.00%, (3 Month Term SOFR + 5.00%), 10/01/28 (l) (q)	20	20
2023 Term Loan B2, 10.61%, (3 Month Term SOFR + 5.00%), 10/01/28 (l)	25	25
NEP Group, Inc.
2023 Term Loan B, 10.19%, (PIK + 1.50%), 08/19/26 (l)	50	48
		421
Materials 0.0%
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (SOFR + 4.50%), 03/02/29 (l)	50	49
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 0.00%, (SOFR + 4.25%), 03/09/29 (l) (q)	50	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Olympus Water US Holding Corporation
2024 Term Loan, 9.57%, (SOFR + 4.25%), 11/09/28 (l)	68	68
		167
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 11.34%, (SOFR + 5.75%), 06/22/26 (l)	97	97
Consumer Staples 0.0%
Eagle Parent Corp.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 03/17/29 (l) (q)	70	69
2022 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 03/17/29 (l)	15	15
		84
Real Estate 0.0%
Brand Industrial Services Inc
2023 Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 07/25/30 (l)	45	45
Total Senior Floating Rate Instruments (cost $8,370)		7,113
OTHER EQUITY INTERESTS 0.5%
Acropolis Infrastructure Acquisition Corp. (a) (d) (r)	17	—
Alpha Holding, S.A. de C.V (a) (b) (d) (r)	250	—
Alpha Holding, S.A. de C.V (a) (d) (i) (r)	250	—
Altaba Inc. (a) (d) (r)	2,007	4,747
Pershing Square Tontine Holdings, Ltd. (a) (d) (r)	31	—
Total Other Equity Interests (cost $30,615)		4,747
PREFERRED STOCKS 0.3%
Energy 0.1%
Gulfport Energy Operating Corporation, 10.00%, (100, 02/08/24) (a) (d) (h) (k) (p)	—	4
McDermott International, Ltd. (a) (d)	—	36
NuStar Energy L.P., 12.47%, (25, 05/13/24) (p)	4	96
NuStar Energy L.P., 11.23%, (25, 05/13/24) (p)	15	374
NuStar Energy L.P., 12.36%, (25, 05/13/24) (p)	8	197
NuStar Logistics, L.P., 12.31%, 01/15/43	17	416
		1,123
Industrials 0.1%
Textainer Group Holdings Limited, 6.25%, (25, 12/15/26) (p)	12	307
Textainer Group Holdings Limited, 7.00%, (25, 06/15/26) (p)	23	569
		876
Materials 0.1%
Braskem S.A - Series A	61	322
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	187	374
		696
Total Preferred Stocks (cost $2,426)		2,695
WARRANTS 0.0%
Achari Ventures Holdings Corp. I (a)	10	—
Agriculture & Natural Solutions Acquisition Corp. (a)	39	7
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	83	—
Alchemy Investments Acquisition Corp 1 (a)	9	2
Altenergy Acquisition Corp. (a)	3	—
American Oncology Network, LLC (a)	—	—
Amprius Technologies Operating, Inc. (a)	15	4
Ares Acquisition Corp. (a)	16	3
Arogo Capital Acquisition Corporation (a)	10	—
Arrowroot Acquisition Corp. (a)	14	3
Atlantic Coastal Acquisition Corp. II (a)	2	—
BigBear.ai Holdings, LLC (a)	3	1
Bukit Jalil Global Acquisition 1 Ltd (a)	3	—
Burtech Acquisition Corp. (a)	14	3
Capri Listco (a) (d)	31	—
Cartesian Growth Corporation II (a)	3	—
Cero Therapeutics Holdings, Inc. (a)	3	—
Churchill Capital Corp VII (a)	2	1
DHC Acquisition Corporation (a)	2	—
ECARX Holdings Inc. (a)	2	—
Electriq Power Holdings, Inc. (a) (d)	4	—
EVe Mobility Acquisition Corp (a)	4	1
Evergreen Corp. (a)	10	1
Freightos Ltd (a)	3	—
GCM Grosvenor Inc. (a)	40	19
Getaround Operating, Inc. (a) (d)	1	—
Global Partner Acquisition Corporation II (a)	1	—
Goal Acquisitions Corp. (a)	45	—
Golden Arrow Merger Corp. (a)	4	1
Grove Collaborative Holdings, Inc. (a) (d)	4	—
Haymaker Acquisition Corp. IV (a)	6	1
Heliogen, Inc. (a)	1	—
Inflection Point Acquisition Corp. II (a)	7	1
Israel Acquisitions Corp. (a)	15	1
Jaws Mustang Acquisition Corp. (a)	12	2
Kaixin Auto Holdings (a)	65	—
Keen Vision Acquisition Corporation (a)	27	1
Kensington Capital Acquisition Corp. V (a)	25	2
KLDiscovery Ontrack, LLC (a)	35	—
MariaDB Public Limited Company (a)	3	—
Metals Acquisition Limited (a)	2	4
Moneylion Technologies Inc. (a)	40	4
Nabors Energy Transition Corp. (a)	9	1
Near Intelligence, Inc. (a) (d)	10	—
NioCorp Developments Ltd. (a)	2	1
Northern Star Investment Corp. III (a) (d)	1	—
Northern Star Investment Corp. IV (a) (d)	1	—
Papaya Growth Opportunity Corp. I (a)	4	—
Plum Acquisition Corp. I (a)	2	1
Plum Acquisition Corp. III (a)	—	—
PowerUp Acquisition Corp. (a)	—	—
Prenetics Global Limited (a) (d)	—	—
Psyence Biomedical Ltd. (a)	4	—
Pyrophyte Acquisition Corp. (a)	4	—
Q-Si Operations Inc. (a)	13	3
Ross Acquisition Corp. II (a) (d)	1	—
Sable Offshore Corp. (a)	7	17
Screaming Eagle Acquisition Corp. (a)	12	6
SilverBox Corp III (a)	1	—
Slam Corp. (a)	5	—
Spark I Acquisition Corp. (a)	10	2
Spring Valley Acquisition Corp. II (a)	2	—
SWVL Holdings Corp. (a)	—	—
Target Global Acquisition I Corp. (a)	6	—
Tevogen Bio Holdings Inc. (a)	4	—
Twelve Seas Investment Company II (a)	4	—
Volato Group, Inc. (a)	8	1
Whole Earth Brands, Inc. (a)	6	—
Zapp Electric Vehicles Group Limited (a)	7	—
Zeo Energy Corp. (a)	3	—
Total Warrants (cost $318)		94
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	2	4
Aimei Health Technology Co., Ltd. (a)	15	3
Akouos, Inc. (a) (d)	14	11
Bristol-Myers Squibb Company (a) (d)	25	34
Bukit Jalil Global Acquisition 1 Ltd (a)	6	1
ESH Acquisition Corp. (a)	16	1
Golden Star Acquisition Corporation (a)	10	2
Mars Acquisition Corp. (a)	—	—
Pershing Square SPARC Holdings, Ltd. (a) (d)	7	2
Quetta Acquisition Corporation (a)	2	2
Spring Valley Acquisition Corp. II (a)	4	—
TMT Acquisition Corp (a)	11	2
Total Rights (cost $103)		62
SHORT TERM INVESTMENTS 20.1%
Investment Companies 16.6%
JNL Government Money Market Fund - Class I, 5.19% (s) (t)	151,474	151,474
U.S. Treasury Bill 3.5%
Treasury, United States Department of
5.09%, 07/11/24	15,900	15,669
4.81%, 09/05/24	16,000	15,643
		31,312

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (s) (t)	22	22
Total Short Term Investments (cost $182,828)	182,808
Total Investments 120.8% (cost $1,033,800)	1,100,876
Total Securities Sold Short (27.1)% (proceeds $203,963)	(247,180)
Total Purchased Options 0.0% (cost $116)	83
Other Derivative Instruments (0.3)%	(2,895)
Other Assets and Liabilities, Net 6.6%	60,111
Total Net Assets 100.0%	910,995

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) All or a portion of the security is subject to a written call option.

(g) All or a portion of the security was on loan as of March 31, 2024.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $49,818 and 5.5% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(o) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (27.1%)
COMMON STOCKS (21.0%)
Information Technology (6.4%)
Adeia Inc.	(108)	(1,177)
Advanced Energy Industries, Inc.	—	(27)
ASML Holding N.V. - ADR	(4)	(4,362)
Bentley Systems, Incorporated - Class B	(1)	(55)
Bill Holdings, Inc.	(2)	(121)
Blackline, Inc.	(4)	(275)
Cerence Inc.	(1)	(13)
Cloudflare, Inc. - Class A	(5)	(473)
Confluent, Inc. - Class A	(1)	(40)
CrowdStrike Holdings, Inc. - Class A	(23)	(7,435)
Datadog, Inc. - Class A	(23)	(2,814)
DigitalOcean Holdings, Inc.	(2)	(58)
Dropbox, Inc. - Class A	(4)	(98)
Enphase Energy, Inc.	(1)	(104)
Envestnet, Inc.	(2)	(114)
Five9, Inc.	(1)	(84)
Guidewire Software, Inc.	(16)	(1,905)
Harmonic, Inc.	(63)	(841)
HubSpot, Inc.	(7)	(4,114)
JAMF Holding Corp.	(1)	(24)
KLA Corporation	(7)	(4,546)
Maxeon Solar Technologies, Ltd.	(66)	(221)
MicroStrategy Incorporated - Class A	—	(663)
Mitek Systems, Inc.	(26)	(373)
Model N, Inc.	(2)	(63)
MongoDB, Inc. - Class A	(18)	(6,374)
NetApp, Inc.	(74)	(7,761)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Okta, Inc. - Class A	(3)	(318)
PAR Technology Corporation	(10)	(466)
Pegasystems Inc.	(2)	(117)
Porch Group Inc - Class A	(47)	(205)
Progress Software Corporation	—	(26)
Q2 Holdings, Inc.	(13)	(677)
Rapid7, Inc.	—	(13)
Seagate Technology Holdings Public Limited Company	(74)	(6,896)
Shopify Inc. - Class A	(5)	(422)
SMART Global Holdings, Inc.	(23)	(599)
Super Micro Computer, Inc.	—	(331)
Synopsys, Inc.	—	(153)
Veeco Instruments Inc.	(32)	(1,135)
Vishay Intertechnology, Inc.	(3)	(68)
Western Digital Corporation	(1)	(60)
Xperi Inc.	(115)	(1,391)
Zscaler, Inc.	(8)	(1,587)
		(58,599)
Consumer Discretionary (5.3%)
Airbnb, Inc. - Class A	—	(75)
AutoZone, Inc.	(1)	(3,643)
Best Buy Co., Inc.	(63)	(5,139)
Boot Barn Holdings, Inc.	(21)	(2,039)
Burlington Stores, Inc.	(2)	(569)
Carnival Corporation	(134)	(2,196)
Cricut, Inc. - Class A	(154)	(734)
D.R. Horton, Inc.	(10)	(1,700)
Delivery Hero SE (a)	(1)	(33)
DK Crown Holdings Inc. - Class A	(2)	(113)
ETSY, Inc.	(2)	(142)
Expedia Group, Inc.	(1)	(199)
Guess ?, Inc.	(5)	(145)
H & R Block, Inc.	(35)	(1,703)
Home Depot, Inc. , The	(16)	(6,253)
Hyundai Motor Company - GDR (a)	(5)	(292)
LCI Industries	(6)	(793)
Lennar Corporation - Class A	(9)	(1,633)
Marriott Vacations Worldwide Corporation	(6)	(656)
National Vision Holdings, Inc.	(10)	(212)
Norwegian Cruise Line Holdings Ltd.	(145)	(3,033)
PENN Entertainment, Inc.	(47)	(859)
Pool Corporation	(14)	(5,490)
RH	(14)	(4,877)
The Cheesecake Factory Incorporated	(2)	(88)
The ODP Corporation	(36)	(1,907)
Toll Brothers, Inc.	(17)	(2,210)
Topgolf Callaway Brands Corp.	(57)	(924)
Winnebago Industries, Inc.	(3)	(224)
		(47,881)
Industrials (3.2%)
ACCO Brands Corporation	(200)	(1,120)
Air Transport Services Group, Inc.	(9)	(119)
Allison Systems, Inc.	(36)	(2,887)
American Airlines, Inc.	(1)	(16)
Bloom Energy Corporation - Class A	(88)	(994)
Cathay Pacific Airways Limited	(1,276)	(1,450)
Chart Industries, Inc.	(26)	(4,333)
CSG Systems International, Inc.	(8)	(421)
Dayforce, Inc.	—	(28)
Deluxe Corporation	(78)	(1,610)
Desktop Metal Operating, Inc. - Class A	(338)	(298)
Eagle Bulk Shipping Inc.	(100)	(6,237)
Granite Construction Incorporated	(1)	(60)
Lyft, Inc. - Class A	(12)	(238)
Masco Corporation	(27)	(2,127)
Plug Power Inc.	(10)	(36)
Rocket Lab USA, Inc. - Class A	(9)	(35)
The Greenbrier Companies, Inc.	(25)	(1,327)
The Middleby Corporation	(17)	(2,795)
Werner Enterprises, Inc.	(35)	(1,382)
WillScot Mobile Mini Holdings Corp. - Class A	(27)	(1,244)
		(28,757)
Health Care (1.9%)
Apellis Pharmaceuticals, Inc.	(9)	(507)
Coherus Biosciences, Inc.	(44)	(104)
Collegium Pharmaceutical, Inc.	(19)	(726)
CONMED Corporation	(3)	(231)
Dynavax Technologies Corporation	(209)	(2,595)
Evolent Health, Inc. - Class A	(40)	(1,314)
Glaukos Corporation	(33)	(3,091)
Haemonetics Corporation	—	(8)
Halozyme Therapeutics, Inc.	(2)	(91)
Health Catalyst, Inc.	(5)	(35)
Innoviva, Inc.	(36)	(552)
Inotiv, Inc.	(22)	(242)
Insmed Incorporated	(12)	(338)
Insulet Corporation	(4)	(649)
Integra LifeSciences Holdings Corporation	(1)	(45)
Irhythm Technologies, Inc.	—	(31)
Ironwood Pharmaceuticals, Inc. - Class A	(9)	(76)
Karyopharm Therapeutics Inc.	(10)	(15)
Lantheus Holdings, Inc.	(4)	(267)
MannKind Corporation	(157)	(713)
Mirum Pharmaceuticals, Inc.	(1)	(34)
Natera, Inc.	(25)	(2,300)
Neogenomics, Inc.	(6)	(100)
OPKO Health, Inc.	(545)	(655)
Pacira Pharmaceuticals, Inc.	(2)	(68)
PetIQ, Inc. - Class A	(18)	(322)
Pharming Group N.V.	(18)	(20)
Pphm, Inc.	(38)	(253)
Repligen Corporation	(2)	(338)
Travere Therapeutics, Inc.	(40)	(311)
Varex Imaging Corporation	(43)	(780)
		(16,811)
Financials (1.1%)
Arbor Realty Trust, Inc.	(40)	(536)
Block, Inc. - Class A	(7)	(630)
Bread Financial Payments, Inc.	(19)	(698)
Brookfield Asset Management Ltd. - Class A	(2)	(95)
BRP Group, Inc. - Class A	(46)	(1,340)
Capital One Financial Corporation	(5)	(801)
Coinbase Global, Inc. - Class A	(1)	(337)
Encore Capital Group, Inc.	(31)	(1,411)
EZCORP, Inc. - Class A	(167)	(1,887)
HDFC Bank Limited - ADR	(11)	(594)
PennyMac Mortgage Investment Trust	(9)	(128)
Repay Holdings Corporation - Class A	(8)	(89)
Shift4 Payments, LLC - Class A	(19)	(1,238)
SoFi Technologies, Inc.	(12)	(89)
WisdomTree, Inc.	(27)	(245)
		(10,118)
Energy (1.0%)
Chesapeake Energy Corporation	(13)	(1,136)
Chevron Corporation	(3)	(403)
Chord Energy Corporation	(4)	(659)
EQT Corporation	(52)	(1,914)
Exxon Mobil Corporation	(16)	(1,806)
Green Plains Inc.	(18)	(423)
Kosmos Energy Ltd.	(41)	(243)
Transocean Ltd. (a)	(463)	(2,907)
		(9,491)
Materials (0.9%)
Arcadium Lithium PLC	(269)	(1,161)
ATI Inc.	(70)	(3,600)
Century Aluminum Company	(30)	(466)
Danimer Scientific, Inc. - Class A	(41)	(45)
Ivanhoe Mines Ltd - Class A	(124)	(1,484)
PureCycle Technologies, Inc.	(11)	(70)
Smurfit Kappa Funding Designated Activity Company - ADR	—	(7)
SSR Mining Inc.	(1)	(6)
The Sherwin-Williams Company	(3)	(1,162)
		(8,001)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Communication Services (0.6%)
Cardlytics, Inc.	(18)	(262)
Live Nation Entertainment, Inc.	(14)	(1,471)
Match Group, Inc.	(6)	(227)
Sea Limited - Class A-ADR	(12)	(653)
Snap Inc. - Class A	(31)	(355)
Sphere Entertainment Co. - Class A	(3)	(138)
Spotify Technology S.A.	(1)	(203)
The Marcus Corporation	(104)	(1,487)
Thryv Holdings, Inc.	(45)	(1,004)
		(5,800)
Real Estate (0.4%)
Compass, Inc. - Class A	(423)	(1,524)
Pebblebrook Hotel Trust	(35)	(536)
Realogy Holdings Corp.	(1)	(9)
Redfin Corporation	(2)	(12)
Retail Opportunity Investments Corp.	(84)	(1,072)
StorageVault Canada Inc.	(18)	(70)
Summit Hotel Properties, Inc.	(25)	(165)
Zillow Group, Inc. - Class C	(4)	(196)
		(3,584)
Consumer Staples (0.2%)
Central Garden & Pet Company - Class A	(43)	(1,576)
The Chefs' Warehouse, Inc.	(17)	(646)
		(2,222)
Total Common Stocks (proceeds $154,696)		(191,264)
INVESTMENT COMPANIES (3.6%)
iShares iBoxx $ High Yield Corporate Bond ETF	(29)	(2,263)
SPDR S&P 500 ETF Trust	(39)	(20,747)
VanEck Semiconductor ETF	(42)	(9,426)
Total Investment Companies (proceeds $25,835)		(32,436)
CORPORATE BONDS AND NOTES (0.0%)
Consumer Discretionary (0.0%)
Rivian Automotive, Inc.
3.63%, 10/15/30 (b)	(301)	(213)
Industrials (0.0%)
JetBlue Airways Corporation
0.50%, 04/01/26 (b)	(59)	(52)
Total Corporate Bonds And Notes (proceeds $252)		(265)
PREFERRED STOCKS (0.0%)
Health Care (0.0%)
Sartorius Aktiengesellschaft	(1)	(242)
Total Preferred Stocks (proceeds $217)		(242)
SHORT TERM INVESTMENTS (2.5%)
Treasury Securities (2.5%)
Treasury, United States Department of
5.34%, 04/09/24	(23,000)	(22,973)
Total Short Term Investments (proceeds $22,963)		(22,973)
Total Securities Sold Short (27.1%) (proceeds $203,963)		(247,180)
(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	192,655	270,662	311,843	2,267	—	—	151,474	16.6
JNL Government Money Market Fund, 5.29% - Class SL	5	51,333	51,316	2	—	—	22	—
	192,660	321,995	363,159	2,269	—	—	151,496	16.6

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	03/14/24	235	235	—
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	01/31/23	273	319	0.1
Adyen N.V.	06/13/18	3,992	8,644	1.0
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	07/27/23	192	203	—
Alibaba Group Holding Limited	07/08/21	346	172	—
Alpha Holding, S.A. de C.V (callable at 102.25, 05/13/24)	09/30/22	—	—	—
AMS-Osram AG, 2.13%, 11/03/27	04/08/22	942	851	0.1
Aris Mining Corporation, 6.88%, 08/09/26	05/10/23	168	185	—
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	07/28/22	151	141	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	03/21/24	193	193	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	03/07/24	187	189	—
Braskem Netherlands Finance B.V., 5.88%, 01/31/50	12/01/23	142	155	—
BRF S.A., 5.75%, 09/21/50	07/22/22	268	317	0.1
Cabinet of Ministers of Ukraine, 0.00%, 03/15/35	03/19/21	304	87	—
Camposol SA, 6.00%, 02/03/27	08/09/21	354	255	—
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	289	178	—
Cap S.A., 3.90%, 04/27/31	06/28/23	150	157	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	01/04/22	2,069	2,233	0.3
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/01/23	184	193	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	03/21/24	193	192	—
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	185	181	—
Delivery Hero SE	01/21/22	367	131	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,177	1,174	0.1
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	76	84	—
Delivery Hero SE, 3.25%, 02/21/30	02/14/24	92	99	—
Empresa De Transmision Electrica, S.A., 5.13%, 05/02/49	01/17/24	291	290	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	347	291	0.1
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	296	330	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	03/20/24	164	163	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/26/24	188	189	—
Guara Norte S.a r.l., 5.20%, 06/15/34	03/21/24	157	157	—
Hyundai Motor Company	02/26/24	(290)	(292)	—
IAMGOLD Corporation, 5.75%, 10/15/28	11/15/23	82	92	—
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	08/30/23	162	188	—
Just Eat Takeaway.Com N.V.	09/27/21	465	100	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	951	780	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	190	192	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/17/22	169	173	—
Meridan Management Ltd	03/05/21	317	—	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	223	226	—
MV24 Capital B.V., 6.75%, 06/01/34	03/11/24	228	227	—
OCP S.A., 5.13%, 06/23/51	04/14/22	191	189	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	335	266	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	1,197	1,159	0.1
Ronshine China Holdings Limited, 0.00%, 08/05/24	09/15/20	199	4	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	07/28/22	155	176	—
TE Connectivity Ltd.	06/27/19	1,926	2,834	0.3
Transocean Ltd.	07/05/23	(2,998)	(2,907)	(0.3)
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/04/19	181	—	—
Unigel Luxembourg SA, 0.00%, 10/01/26	06/13/23	165	130	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	08/19/22	307	273	0.1
Vedanta Resources Limited, 13.88%, 12/09/28	07/06/22	231	329	0.1
		18,358	22,127	2.4

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	215	(14)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	191	July 2024	39,197	(39)	(141)

Short Contracts
United States Long Bond	(11)	June 2024	(1,339)	(3)	14
United States Ultra Bond	(46)	June 2024	(6,001)	(21)	68
				(24)	82

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Arcadium Lithium PLC	Call	5.00	05/17/24	176	88	3
Bloom Energy Corporation	Put	10.00	04/19/24	58	58	1
Cerevel Therapeutics Holdings, Inc.	Put	35.00	12/20/24	86	301	9
Danimer Scientific, Inc.	Call	1.50	05/17/24	145	22	1
Enphase Energy, Inc.	Call	130.00	05/17/24	1	13	1
Health Catalyst, Inc.	Put	7.50	05/17/24	113	85	8
Inotiv, Inc.	Put	5.00	07/19/24	99	50	4
iShares Russell 2000 ETF	Put	186.00	04/19/24	135	2,511	2
Maxeon Solar Technologies, Ltd.	Put	3.00	06/21/24	150	45	9
Neogenomics, Inc.	Put	12.50	05/17/24	56	70	2
OPKO Health, Inc.	Call	1.00	05/17/24	563	56	14
OPKO Health, Inc.	Call	1.00	06/21/24	507	51	13
OPKO Health, Inc.	Put	1.00	06/21/24	586	59	6
Revance Therapeutics, Inc.	Call	12.50	04/19/24	18	23	—
Shift4 Payments, LLC	Call	90.00	05/17/24	29	261	3
Snap Inc.	Call	13.00	04/19/24	58	75	1
Snap Inc.	Call	12.50	04/19/24	58	73	1
SPDR S&P Retail ETF	Put	70.00	04/19/24	49	343	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Teck Resources Limited	Put	35.00	04/19/24	129	452	—
The Beauty Health Company	Call	5.00	05/17/24	110	55	5
						83

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Albertsons Companies, Inc.	Call	25.00	04/19/24	44	110	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	08/16/24	3	14	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	10/18/24	1	5	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	12/20/24	63	284	(1)
Juniper Networks, Inc.	Call	40.00	04/19/24	672	2,688	—
M.D.C. Holdings, Inc.	Call	65.00	06/21/24	54	351	—
SPDR S&P Retail ETF	Put	64.00	04/19/24	49	314	—
Splunk Inc.	Call	155.00	04/19/24	34	527	(7)
Teck Resources Limited	Call	42.00	04/19/24	59	248	(25)
Teck Resources Limited	Call	40.00	04/19/24	93	372	(61)
United States Steel Corporation	Call	47.00	04/19/24	329	1,546	(8)
United States Steel Corporation	Call	49.00	04/19/24	36	176	—
United States Steel Corporation	Call	45.00	04/19/24	35	158	(1)
United States Steel Corporation	Call	46.00	04/19/24	47	216	(1)
						(104)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/23/24	AUD	654	426	—
CAD/USD	SSB	06/26/24	CAD	1,577	1,166	3
EUR/USD	SSB	04/02/24	EUR	8	9	—
EUR/USD	GSC	07/16/24	EUR	246	266	(2)
EUR/USD	GSC	07/16/24	EUR	78	84	—
USD/AUD	GSC	04/23/24	AUD	(1,207)	(787)	5
USD/AUD	GSC	10/29/24	AUD	(1,033)	(676)	(2)
USD/AUD	GSC	10/29/24	AUD	(1,928)	(1,263)	6
USD/CAD	SSB	06/26/24	CAD	(1,854)	(1,370)	(3)
USD/EUR	SSB	06/26/24	EUR	(3,111)	(3,368)	12
USD/EUR	GSC	07/16/24	EUR	(324)	(351)	—
USD/GBP	GSC	04/02/24	GBP	(330)	(417)	3
USD/GBP	GSC	04/10/24	GBP	(330)	(417)	—
USD/HKD	SSB	06/26/24	HKD	(10,062)	(1,289)	1
USD/JPY	GSC	05/28/24	JPY	(471,862)	(3,145)	3
USD/JPY	GSC	07/17/24	JPY	(185,854)	(1,249)	11
USD/SEK	GSC	12/17/24	SEK	(560)	(53)	1
					(12,434)	38

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Accton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -1.75% (MT)	TBD	(31,000)		(449)	4
Acer Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(306,000)		(314)	(131)
ACM Research (Shanghai), Inc. (MT)	MLP	Federal Funds Effective Rate -25.00% (MT)	TBD	(14,100)		(166)	1
ACM Research (Shanghai), Inc. (MT)	JPM	OBFR -15.30% (MT)	TBD	(8,300)		(97)	—
Advantech Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(69,000)		(734)	(130)
Advantech Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.63% (MT)	TBD	(13,000)		(139)	(24)
Aerospace Industrial Development Corporation (MT)	JPM	OBFR -7.50% (MT)	TBD	(461,000)		(722)	(41)
Al Rajhi Banking and Investment Corporation (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(20,784)		(386)	(70)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (MT)	TBD	22,600	HKD	2,102	(80)
Alpek S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	582,100		462	(42)
Alpha and Omega Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(35,293)		(1,040)	315
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(6,314)		(595)	44
Anhui Conch Cement Company Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	148,000	HKD	2,528	(15)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Arcos Dorados S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	24,142		190	71
Aspen Pharmacare Holdings Limited (MT)	MSC	South African Johannesburg Interbank Agreed Rate +0.75% (MT)	TBD	9,943	ZAR	1,732	16
Axis Bank Limited (MT)	MSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(7,496)		(496)	25
B3 S.A. - Brasil, Bolsa, Balcao (MT)	MSC	Federal Funds Effective Rate -1.05% (MT)	TBD	(70,700)		(199)	29
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (MT)	TBD	(63,600)		(148)	(4)
Banco Bradesco S.A. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(144,574)		(474)	46
Banco Do Brasil SA (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	14,500		99	120
Becle, S.A. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(49,000)		(130)	18
Becle, S.A. de C.V. (M)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(291,900)		(563)	(114)
Bethel Automotive Safety Systems Co., Ltd (MT)	MSC	Federal Funds Effective Rate -11.45% (MT)	TBD	(83,200)		(664)	36
Bora Pharmaceuticals Co., LTD. (MT)	MSC	Federal Funds Effective Rate -7.00% (MT)	TBD	(25,000)		(493)	(17)
Braskem S.A (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	30,484		219	100
Budweiser Brewing Company APAC Limited (MT)	GSC	1M HIBOR -9.25% (MT)	TBD	(555,600)	HKD	(7,299)	111
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -1.08% (MT)	TBD	(10,729)		(517)	(364)
Caregen Co., Ltd. (MT)	JPM	OBFR -0.50% (MT)	TBD	(13,965)		(288)	44
Central Plaza Hotel Public Company Limited (MT)	MSC	Federal Funds Effective Rate -7.75% (MT)	TBD	(579,400)		(734)	40
Central Retail Corporation Public Company Limited (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(815,300)		(778)	(24)
Centre Testing International Group Co. Ltd. (MT)	HSB	Federal Funds Effective Rate -4.90% (MT)	TBD	(173,000)		(309)	8
Chervon Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	154,800	HKD	3,342	(43)
China Coal Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(222,000)	HKD	(1,267)	(51)
China Resources Land Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	155,500	HKD	4,008	(28)
China Resources Microelectronics Limited (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(6,049)		(46)	14
China Shenhua Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(58,500)	HKD	(1,368)	(51)
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(3,329)		(592)	383
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (MT)	TBD	(1,173)		(210)	136
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	3,164		231	68
Com7 Public Company Limited (MT)	GSC	Federal Funds Effective Rate -28.00% (MT)	TBD	(48,700)		(44)	12
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -21.50% (MT)	TBD	(726,300)		(666)	201
Compal Electronics, Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(616,000)		(562)	(170)
Companhia Siderurgica Nacional (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	142,100		489	(53)
Contemporary Amperex Technology Co., Limited (MT)	JPM	OBFR -0.80% (MT)	TBD	(13,800)		(352)	(8)
Cosco Shipping Energy Transportation Co., Ltd. (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(616,000)	HKD	(4,968)	(5)
CSPC Innovation Pharmaceutical Co., Ltd. (MT)	JPM	OBFR -13.50% (MT)	TBD	(59,000)		(311)	7
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (MT)	TBD	5,477	SGD	185	10
Delta Electronics (Thailand) Public Company Ltd. (MT)	MSC	Federal Funds Effective Rate -2.13% (MT)	TBD	(218,300)		(477)	43
Diodes Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,468)		(989)	142
E Ink Holdings Inc. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(114,000)		(637)	(166)
Ecopro BM Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(1,275)		(236)	(26)
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(2,608)		(473)	(62)
Ecopro Co., Ltd (MT)	GSC	Federal Funds Effective Rate -10.00% (MT)	TBD	(389)		(192)	(1)
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(152,000)		(733)	(43)
Elite Material Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.00% (MT)	TBD	(6,000)		(102)	26
Elite Material Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(53,000)		(666)	(3)
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -9.25% (MT)	TBD	(3,128)		(0)	(3)
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -12.77% (MT)	TBD	(81,000)		(474)	(399)
GCC, S.A.B. de C.V (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(24,570)		(288)	(3)
Global Unichip Corp. (MT)	MLP	Federal Funds Effective Rate -6.25% (MT)	TBD	(10,000)		(477)	92
Global Unichip Corp. (MT)	GSC	Federal Funds Effective Rate -8.20% (MT)	TBD	(9,000)		(450)	99
Great Tree Pharmacy Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(35,000)		(375)	51
Great Tree Pharmacy Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -4.00% (MT)	TBD	(41,000)		(439)	58
Greentown China Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	710,500	HKD	5,336	(124)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,264)		(474)	(59)
Grupo Bimbo S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.88% (MT)	TBD	(52,100)		(236)	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Grupo Bimbo S.A.B. de C.V. (MT)	MLP	Federal Funds Effective Rate -0.40% (MT)	TBD	(102,400)		(490)	8
Grupo Financiero Banorte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	36,300		309	58
Hafnia Limited (MT)	MSC	NIBOR 1W -0.55% (MT)	TBD	(52,624)	NOK	(4,046)	(1)
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(2,971)		(461)	32
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,718)		(261)	15
Hanwha Solutions Corporation (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(6,964)		(163)	17
Hanwha Solutions Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(12,130)		(284)	37
Headhunter Group PLC (MT) ‡	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705		206	(220)
Henan Shenhuo Coal & Power Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -16.00% (MT)	TBD	(180,400)		(416)	(87)
Hikma Pharmaceuticals Public Limited Company (MT)	MSC	SONIO/N +0.39% (MT)	TBD	18,384	GBP	334	27
HIWIN Technologies Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	108,000		740	171
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(1,639)		(204)	(88)
IBIDEN Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(100)	JPY	(519)	(1)
IBIDEN Co., Ltd. (MT)	HSB	Tokyo Overnight Average Rate -0.40% (MT)	TBD	(3,300)	JPY	(23,515)	7
Infosys Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,005)		(194)	(13)
International Container Terminal Services, Inc. (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(114,580)		(466)	(201)
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	95,033	HKD	9,722	74
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	8,412		267	(42)
Jiangsu Pacific Quartz Co., Ltd. (MT)	MLP	Federal Funds Effective Rate -25.00% (MT)	TBD	(24,700)		(320)	10
JinkoSolar Holding Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(13,882)		(474)	113
Jiumaojiu International Holdings Limited (MT)	JPM	1M HIBOR -7.00% (MT)	TBD	(329,000)	HKD	(2,948)	142
Jiumaojiu International Holdings Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(46,000)	HKD	(470)	28
Kakao Games Corp. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(24,489)		(448)	17
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (MT)	TBD	(2,793)		(138)	(97)
Kuaishou Technology (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	90,400	HKD	4,140	40
Kumyang Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -18.50% (MT)	TBD	(2,751)		(192)	(50)
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(3,700)	JPY	(99,771)	(402)
Lee & Man Paper Manufacturing Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	808,000	HKD	1,802	13
Leejam Sports Company (MT)	HSB	Federal Funds Effective Rate -2.00% (MT)	TBD	(6,181)		(350)	(11)
Leejam Sports Company (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(2,187)		(126)	(3)
Legend Biotech Corp (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,421)		(201)	11
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,911)		(640)	83
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,155)		(547)	241
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.60% (MT)	TBD	(78,973)		(955)	109
Longfor Group Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	334,500	HKD	4,091	(57)
Lotus Pharmaceutical Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(57,000)		(429)	(118)
Lotus Pharmaceutical Co., Ltd. (MT)	MLP	Federal Funds Effective Rate -5.75% (MT)	TBD	(49,000)		(384)	(86)
Lumi Rental Co. (LRC) (MT)	MSC	Federal Funds Effective Rate -3.63% (MT)	TBD	(27,227)		(703)	(35)
Makalot Industrial Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -2.00% (MT)	TBD	(62,000)		(716)	(23)
Monday.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	1,014		174	52
Monolithic Power Systems, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(783)		(346)	(178)
MOS Holdings Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	33,186		1,102	(43)
NetEase, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	5,026		512	3
Ningbo Tuopu Group Co., Ltd. (MT)	JPM	OBFR -11.55% (MT)	TBD	(72,100)		(610)	(28)
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(5,612)		(554)	(431)
Nova Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(6)		(1)	(1)
Novatek Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -2.25% (MT)	TBD	(26,000)		(385)	(91)
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (MT)	TBD	(141,000)		(575)	26
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -14.50% (MT)	TBD	(55,000)		(223)	(3)
OCI Holdings Company Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	5,483		409	(27)
On Semiconductor Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(9,203)		(712)	39
Orient Overseas (International) Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	74,500	HKD	8,048	(145)
Ozon Holdings PLC (M) ‡	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)		(558)	558
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -7.90% (MT)	TBD	(4,000)		(133)	15
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -17.25% (MT)	TBD	(71,700)		(97)	(25)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.43% (MT)	TBD	(35,321)		(39)	(21)
POSCO Future M Co., Ltd. (MT)	MLP	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,420)		(284)	(41)
POSCO Future M Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.25% (MT)	TBD	(890)		(219)	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
PT Kalbe Farma Tbk (MT)	JPM	OBFR -0.60% (MT)	TBD	(6,893,300)		(762)	131
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -2.25% (MT)	TBD	(1,054,700)		(181)	1
PT Unilever Indonesia, Tbk. (MT)	MLP	Federal Funds Effective Rate -2.00% (MT)	TBD	(4,034,500)		(757)	71
PT. Akr Corporindo (MT)	MLP	Federal Funds Effective Rate -3.00% (MT)	TBD	(730,000)		(77)	(2)
PT. Mitra Adiperkasa Tbk (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(184,500)		(23)	2
PT. Sumber Alfaria Trijaya (MT)	JPM	OBFR -0.50% (MT)	TBD	(4,121,900)		(725)	(32)
PT. Sumber Alfaria Trijaya (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(1,005,500)		(180)	(5)
Public Joint Stock Company Children's World (M)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770		291	(4)
Public Joint Stock Company Sberbank of Russia (M) ‡	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476		0	—
Raia Drogasil S.A. (MT)	GSC	Federal Funds Effective Rate -1.93% (MT)	TBD	(100,000)		(540)	(7)
Realtek Semiconductor Corporation (MT)	GSC	Federal Funds Effective Rate -1.56% (MT)	TBD	(56,000)		(710)	(257)
Samsung Electronics Co Ltd (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	1,743		2,095	385
Samsung Electronics Co Ltd (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	25,226		1,185	72
Santos Brasil Participacoes S.A. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(267,900)		(481)	(236)
Sendas Distribuidora S/A (MT)	GSC	Federal Funds Effective Rate +0.86% (MT)	TBD	58,100		215	(59)
Shaanxi Coal and Chemical Industry Group Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -3.50% (MT)	TBD	(155,900)		(382)	(154)
Shanxi Coking Coal Energy Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(284,400)		(373)	(42)
Shanxi Coking Coal Energy Group Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -12.65% (MT)	TBD	(31,900)		(43)	(3)
Shenzhen Inovance Technology Co., Ltd. (MT)	JPM	OBFR +0.28% (MT)	TBD	(101,900)		(882)	35
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(1,664)		(93)	(19)
SK Bioscience Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -8.25% (MT)	TBD	(3,591)		(213)	41
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate -0.76% (MT)	TBD	26,681		2,830	665
SLC Agricola S.A. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(121,900)		(481)	3
Star Bulk Carriers Corp. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	33,607		671	134
StoneCo Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	13,649		145	77
Sunny Optical Technology (Group) Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	100,100	HKD	6,032	(268)
Sunshine City Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(3,700)		(4)	—
Sunshine City Group Co., Ltd. (MT)	MLP	Federal Funds Effective Rate -25.00% (MT)	TBD	(421,100)		(414)	(55)
Synaptics Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(3,512)		(354)	26
Taiwan Semiconductor Co., Ltd. (MT)	MLP	Federal Funds Effective Rate -6.55% (MT)	TBD	(275,000)		(722)	74
Taiwan Semiconductor Manufacturing Company Limited (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	2,931		257	137
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	160,000	HKD	13,502	434
Tecnoglass Inc. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(20,742)		(874)	(198)
Teva Pharmaceutical Industries Ltd (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	107,310		1,199	300
Thungela Resources (MT)	GSC	SONIO/N +0.43% (MT)	TBD	54,334	GBP	396	(165)
Tianjin Zhonghuan Semiconductor Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.50% (MT)	TBD	(162,100)		(408)	147
TIM S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	75,700		266	(1)
TIM Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	18,088		270	48
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(1,700)	JPY	(26,613)	(272)
Unigroup Guoxin Microelectronics Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(62,700)		(669)	90
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -3.50% (MT)	TBD	(39,000)		(213)	(13)
United International Transportation Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(26,256)		(487)	(110)
United International Transportation Co. Ltd. (MT)	MSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(10,146)		(197)	(35)
United Microelectronics Corporation (MT)	MSC	Federal Funds Effective Rate -3.33% (MT)	TBD	(96,117)		(715)	(69)
United Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -7.94% (MT)	TBD	(33,989)		(283)	7
Vale S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	81,414		1,108	(87)
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A. (MT)	JPM	OBFR -0.60% (MT)	TBD	(369,200)		(641)	14
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A. (MT)	MLP	Federal Funds Effective Rate -0.40% (MT)	TBD	(191,601)		(484)	168
Vipshop (China) Co., Ltd (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	45,017		844	(90)
Vishay Intertechnology, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(20,570)		(458)	(3)
VK Company Limited (MT) ‡	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)		(482)	459
Wafer Works Corporation (MT)	JPM	OBFR -0.60% (MT)	TBD	(136,000)		(178)	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Wal - Mart de Mexico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(117,900)		(485)	11
WEG SA (MT)	GSC	Federal Funds Effective Rate -0.80% (MT)	TBD	(27,500)		(188)	(21)
WEG SA (MT)	JPM	OBFR -0.60% (MT)	TBD	(97,700)		(751)	19
Weichai Power Co., Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	562,000	HKD	8,329	4
Wipro Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(38,086)		(182)	(30)
Yankuang Energy Group Company Limited (MT)	MSC	1M HIBOR -0.55% (MT)	TBD	(1,000)	HKD	0	(2)
Yankuang Energy Group Company Limited (MT)	HSB	1M HIBOR -0.50% (MT)	TBD	(157,000)	HKD	(1,899)	(81)
Yankuang Energy Group Company Limited (MT)	GSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(73,400)		(202)	(32)
Yuexiu Property Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	1,254,000	HKD	7,346	(255)
YULON Motor Co., Ltd (MT)	MLP	Federal Funds Effective Rate -2.90% (MT)	TBD	(65,000)		(144)	6
YULON Motor Co., Ltd (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(128,000)		(285)	12
YULON Motor Co., Ltd (MT)	MSC	Federal Funds Effective Rate -3.25% (MT)	TBD	(234,000)		(576)	80
Zhejiang Juhua Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(96,100)		(211)	(104)
Zhejiang Sanhua Intelligent Controls Co.,Ltd (MT)	MSC	Federal Funds Effective Rate -11.25% (MT)	TBD	(184,000)		(617)	7
Zhejiang Shuanghuan Driveline co., Ltd. (MT)	GSC	Federal Funds Effective Rate -12.00% (MT)	TBD	(203,000)		(660)	13
							385

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M) ‡	1M LIBOR +0.00% (Q)	BOA	12/20/24		—	—	31
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25		215	—	27
Euronav (MT)	OBFR +0.61% (Q)	GSC	10/20/24		147	—	1
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25		50	—	(1)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	02/28/25		539	—	122
Pioneer Natural Resources Company (MT)	OBFR +0.61% (Q)	GSC	01/20/25		11,487	—	1,384
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	03/20/25		1,175	—	(2)
Smart Metering Systems PLC (MT)	OBFR +0.61% (Q)	GSC	01/16/25		405	—	10
Euronav (MT)	OBFR +0.55% (Q)	JPM	12/16/24		714	—	2
Redrow PLC (MT)	OBFR +0.61% (Q)	JPM	03/20/25		469	—	8
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	MLP	01/05/25		28	—	8
Altium Limited (MT)	OBFR +0.61% (Q)	UBS	02/28/25		1,838	—	(2)
JSR Corporation (MT)	OBFR +0.61% (Q)	UBS	06/30/24		3,114	—	(10)
						—	1,578
Total return swap agreements - paying return
EQUITY
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	CIT	10/20/24		(4,883)	—	(1,279)
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24		(14,019)	—	(1,255)
Exxon Mobil Corporation (MT)	OBFR -0.35% (Q)	GSC	12/13/24		(11,468)	—	(2,113)
Mondi PLC (MT)	OBFR -0.35% (Q)	GSC	03/26/25		(225)	—	(4)
Barratt Developments PLC (MT)	OBFR -0.35% (Q)	JPM	03/20/25		(487)	—	(3)
China Resources Microelectronics Limited (MT)	OBFR -0.30% (MT)	JPM	12/31/25		(303)	—	75
IBIDEN Co., Ltd. (MT)	Tokyo Overnight Average Rate -0.45% (MT)	MSC	02/23/26	JPY	(68,756)	—	(150)
						—	(4,729)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	424,246	78,554	329	503,129
Corporate Bonds And Notes	—	261,180	—	261,180
Non-U.S. Government Agency Asset-Backed Securities	—	102,407	25	102,432
Government And Agency Obligations	—	36,616	—	36,616
Senior Floating Rate Instruments	—	6,233	880	7,113
Other Equity Interests	—	—	4,747	4,747
Preferred Stocks	2,655	—	40	2,695
Warrants	94	—	—	94
Rights	11	—	51	62
Short Term Investments	151,496	31,312	—	182,808
	578,502	516,302	6,072	1,100,876
Liabilities - Securities
Common Stocks	(189,469)	(1,795)	—	(191,264)
Investment Companies	(32,436)	—	—	(32,436)
Corporate Bonds And Notes	—	(265)	—	(265)
Preferred Stocks	—	(242)	—	(242)
Senior Floating Rate Instruments[1]	—	—	(14)	(14)
Short Term Investments	—	(22,973)	—	(22,973)
	(221,905)	(25,275)	(14)	(247,194)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	82	—	—	82
Exchange Traded Purchased Options	83	—	—	83
Open Forward Foreign Currency Contracts	—	45	—	45
OTC Contracts for Difference	—	8,028	—	8,028
OTC Total Return Swap Agreements	—	1,637	31	1,668
	165	9,710	31	9,906
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(141)	—	—	(141)
Exchange Traded Written Options	(104)	—	—	(104)
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
OTC Contracts for Difference	—	(7,423)	(220)	(7,643)
OTC Total Return Swap Agreements	—	(4,819)	—	(4,819)
	(245)	(12,249)	(220)	(12,714)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 97.6%
China 16.5%
Alibaba Group Holding Limited (a)	966	8,731
Alibaba Group Holding Limited - ADR	1	70
Amoy Diagnostics Co., Ltd. - Class A	66	198
Anhui Conch Cement Company Limited - Class H	246	513
Anhui Gujing Distillery Company Limited - Class B	368	5,196
ANTA Sports Products Limited	74	790
Autohome Inc. - Class A - ADR	140	3,673
Baidu, Inc. - Class A (a) (b)	427	5,602
Bank of Ningbo Co., Ltd. - Class A	181	520
BYD Company Limited - Class H	32	825
China Construction Bank Corporation - Class H	5,763	3,483
China Longyuan Power Group Corporation Limited - Class H	558	392
China Mengniu Dairy Company Limited	60	129
China Merchants Bank Co., Ltd. - Class H	438	1,738
China National Building Material Co., Ltd. - Class H	1,152	397
China Oilfield Services Limited - Class A	1,876	4,492
China Overseas Holdings Limited	3,785	2,100
China Overseas Land & Investment Limited	89	129
China Pacific Insurance (Group) Co., Ltd. - Class A	599	1,872
China Resources Gas Group Limited	1,022	3,258
China Resources Land Limited	795	2,521
China Resources Mixc Lifestyle Services Limited (a)	25	79
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	25	186
Chongqing Brewery Co., Ltd. - Class A	370	3,304
Contemporary Amperex Technology Co., Limited - Class A	79	2,062
CSC Financial Co., Ltd. - Class H (a)	551	419
Eastroc Beverage(Group) Co., Ltd. - Class A	97	2,517
ENN energy Holdings Limited	116	895
Fuyao Glass Industry Group Co., Ltd. - Class A	819	4,866
GDS Holdings Ltd. - ADR (b) (c)	5	35
H World Group Limited - ADR	6	221
Haitian International Holdings Limited	2,104	6,142
Hedy Holding Co., Ltd. - Class A	1,132	1,018
Hosa International Limited (b) (c) (d)	7,408	—
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	33	211
KE Holdings Inc. - Class A - ADR	467	6,413
Kweichow Moutai Co., Ltd. - Class A	17	4,011
Li Ning Company Limited	2,175	5,801
Longfor Group Holdings Limited	51	73
Meituan - Class B (a) (b)	125	1,548
NARI Technology Co., Ltd. - Class A	881	2,941
NetEase, Inc.	7	136
PICC Property and Casualty Company Limited - Class H	833	1,099
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	6	757
Proya Cosmetics Co., ltd. - Class A	25	317
Qingdao Haier Biomedical Co Ltd - Class A	561	2,197
SANY Heavy Industry Co., Ltd. - Class A	681	1,362
Shandong Weigao Group Medical Polymer Company Limited - Class H	327	203
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	13	51
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,338	2,296
Shenzhou International Group Holdings Limited	972	9,211
Sinopharm Group Co. Ltd. - Class H	89	227
Tencent Holdings Limited	150	5,848
Tongcheng-Elong Holdings Limited (a)	2,079	5,499
TravelSky Technology Limited - Class H	2,230	2,705
Trip.com Group Limited (b)	142	6,281
Trip.com Group Limited - ADR (b)	8	343
Tsingtao Brewery Co., Ltd. - Class H	557	3,837
Weichai Power Co., Ltd. - Class A	2,059	4,647
Wuxi Biologics Cayman Inc (a) (b)	50	91
Yadea Group Holdings Ltd (a)	138	224
Yangzijiang Shipbuilding (Holdings) Ltd.	3,228	4,580
Zhongsheng Group Holdings Limited	177	308
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	463	515
ZTO Express (Cayman) Inc. - Class A - ADR	125	2,621
		144,726
India 13.9%
Adani Ports and Special Economic Zone Limited	117	1,888
Ambuja Cements Limited	149	1,094
Apollo Hospitals Enterprise Limited	6	452
Ashok Leyland Limited	1,541	3,179
Axis Bank Limited	147	1,853
Bajaj Auto Limited	9	1,027
Bharat Electronics Limited	1,828	4,440
Bharti Airtel Limited	102	1,509
Cipla Limited	21	376
Computer Age Management Services Private Limited	170	5,954
Divis Laboratories Limited	111	4,605
Eicher Motors Limited	8	374
Godrej Consumer Products Limited	69	1,043
Havells India Limited	25	458
HDFC Life Insurance Company Limited (a)	45	345
HDFC Bank Limited	100	1,734
HDFC Bank Limited - ADR	17	976
Hindalco Industries Limited	559	3,770
Hindustan Unilever Limited	30	825
ICICI Bank Limited	1,136	14,953
Indiamart Intermesh Limited	79	2,497
Indraprastha Gas Limited	23	118
Infosys Limited - ADR	67	1,203
Infosys Limited	14	248
Intellect Design Arena Limited	329	4,342
Jubilant Foodworks Limited	91	492
KFIN Technologies Limited (b)	467	3,452
Kotak Mahindra Bank Limited	286	6,137
Larsen and Toubro Limited	33	1,491
Mahindra and Mahindra Limited	29	671
Maruti Suzuki India Limited	2	247
Oil and Natural Gas Corporation Limited	148	476
Oracle Financial Services Software Limited	178	18,810
Petronet LNG Limited	413	1,308
Reliance Industries Limited	280	9,990
SBI Life Insurance Company Limited (a)	45	802
Shree Cement Limited	13	4,033
Shriram Finance Limited	182	5,172
Tata Consumer Products Limited	51	666
Tata Steel Limited	180	338
Tech Mahindra Limited	189	2,825
Varun Beverages Limited	64	1,080
Zomato Limited (b)	2,029	4,460
		121,713
Taiwan 11.1%
Accton Technology Corporation	82	1,176
ADDCN Technology Co., Ltd.	569	3,674
Airtac International Group	96	3,310
Alchip Technologies, Limited	12	1,217
ASE Technology Holding Co., Ltd.	1,177	5,681
ASPEED Technology Inc.	15	1,538
BizLink Holding Inc.	348	2,797
E Ink Holdings Inc.	2	18
Hon Hai Precision Industry Co., Ltd.	1,783	8,686
Jentech Precision Industrial Co., Ltd.	189	5,353
Kerry TJ Logistics Company Limited	1,989	2,412
MediaTek Inc.	203	7,379
Momo.Com Inc.	157	1,925
Nan Ya Technology Corporation	549	1,163
Realtek Semiconductor Corporation	55	954
Silergy Corp.	336	3,446
Sporton International Inc.	674	5,435
Taiwan Semiconductor Manufacturing Company Limited	1,629	39,256
Unimicron Technology Corp.	246	1,461
Uni-President Enterprises Corp.	211	503
		97,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
South Korea 10.7%
CJ CheilJedang Corp.	11	2,497
Coupang, Inc. - Class A (b)	251	4,479
Duzon Bizon Co., Ltd.	95	2,948
Hanon Systems	39	172
Hl Mando Corporation	49	1,238
Hyundai Motor Company	34	5,919
KT Corporation	39	1,090
KT&G Corporation	3	183
Leeno Industrial Inc.	41	7,780
LG Chem, Ltd.	2	679
LG Corp.	1	94
LOTTE Chemical Corporation	11	958
Nice Information Service Co., Ltd.	530	4,021
POSCO Holdings Inc.	2	593
S-1 Corporation	109	4,968
Samsung Electronics Co Ltd	642	38,546
Samsung Life Insurance Co., Ltd.	40	2,820
Saramin Co., Ltd.	256	3,453
Shinhan Financial Group Co., Ltd.	60	2,115
SK Hynix Inc.	54	7,173
SK ie Technology Co., Ltd. (b)	9	499
SK Inc.	—	17
Younglimwon Soft Lab Co., Ltd.	281	1,859
		94,101
Brazil 8.6%
Banco BTG Pactual S/A	671	4,889
Banco Santander (Brasil) S.A.	176	1,001
BB Seguridade Participacoes S.A.	97	628
Caixa Seguridade Participacoes S/A	2,051	6,428
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	79	1,339
Embraer SA (b)	708	4,707
Equatorial Energia S.A	341	2,222
Gps Participacoes E Empreendimentos S/A	944	3,929
Hapvida Participacoes E Investimentos S/A (a)	364	269
Klabin S.A.	775	3,895
Localiza Rent A Car S/A	484	5,296
Multiplan Empreendimentos Imobiliarios S/A	739	3,782
NU Holdings Ltd. - Class A (b)	951	11,344
Petroleo Brasileiro S/A Petrobras.	134	1,022
Porto Seguro S/A	436	2,719
Raia Drogasil S.A.	49	266
Rede D'or Sao Luiz S.A.	55	280
Tegma Gestao Logistica S.A.	1,624	8,936
TIM S.A	290	1,030
TOTVS S.A.	1,152	6,546
Vasta Platform Limited - Class A (b) (c) (e)	1,077	4,275
WEG SA	78	597
		75,400
Mexico 4.4%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	52	87
Corporacion Moctezuma S.A.B. de C.V.	1,539	6,865
Fresnillo PLC	81	485
GRUMA, S.A.B. de C.V. - Class B	193	3,620
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	219	3,545
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (c)	13	2,103
Grupo Mexico, S.A.B. de C.V. - Class B	1,211	7,241
Qualitas Controladora, S.A.B. De C.V. (c)	882	10,283
Wal - Mart de Mexico, S.A.B. de C.V.	1,106	4,474
		38,703
Poland 4.3%
Allegro.eu (a) (b)	878	7,284
Dino Polska Spolka Akcyjna (a) (b)	30	2,915
Grupa Pracuj Spolka Akcyjna	799	13,520
InPost S.A. (b)	160	2,464
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	330	4,032
Wirtualna Polska Holding SA	235	7,355
		37,570
Indonesia 3.4%
PT Bank Mandiri (Persero) Tbk.	9,647	4,416
PT Dayamitra Telekomunikasi	81,298	3,156
PT. Avia Avian	60,305	2,093
PT. Bank Central Asia Tbk	10,365	6,590
PT. Bank Rakyat Indonesia (Persero) Tbk.	21,357	8,146
PT. Sarana Menara Nusantara	102,209	5,549
		29,950
Thailand 3.1%
Bangkok Dusit Medical Services Public Company Limited.	1,706	1,321
Fabrinet (b)	25	4,710
Humanica Public Company Limited	14,514	4,495
KASIKORNBANK Public Company Limited	198	675
PTT Exploration And Production Public Company Limited	354	1,448
Siam Commercial Bank Public Company Limited, The	1,429	4,460
True Corporation Public Company Limited - NVDR (b)	16,444	3,472
Union Auction Public Company Limited	24,952	6,851
		27,432
South Africa 2.9%
Capitec Bank Holdings	42	4,668
Clicks Group	172	2,683
Discovery	48	303
FirstRand Limited (c)	1,111	3,618
Gold Fields Limited	19	303
Harmony Gold Mining Company	46	383
Kumba Iron Ore Ltd (a)	82	2,004
Naspers Limited - Class N	57	10,089
The Foschini Group Limited	302	1,585
		25,636
Malaysia 2.4%
Carlsberg Brewery Malaysia Berhad	1,592	6,188
CIMB Group Holdings Berhad	3,771	5,221
Heineken Malaysia Berhad	1,593	7,811
Tenaga Nasional Berhad	856	2,031
		21,251
Saudi Arabia 2.3%
BUPA Arabia for Cooperative Insurance Company	84	5,896
Saudi Basic Industries Corporation	162	3,369
Saudi British Bank	583	6,456
The Saudi National Bank	430	4,673
		20,394
Hong Kong 2.0%
AIA Group Limited	1,004	6,750
Galaxy Entertainment Group Limited	734	3,693
Hong Kong Exchanges and Clearing Limited	100	2,912
Techtronic Industries Company Limited	302	4,104
The Wharf (Holdings) Limited	25	81
		17,540
Lithuania 1.7%
Baltic Classifieds Group PLC	5,162	14,661
United Kingdom 1.2%
Anglo American PLC	73	1,807
NMC Health PLC (d)	119	—
Prudential Public Limited Company	117	1,103
Rightmove PLC	1,022	7,075
Standard Chartered PLC	108	912
		10,897
Singapore 1.2%
Grab Holdings Limited - Class A (b)	1,810	5,684
Haw Par Corporation Limited	654	4,697
		10,381
Kazakhstan 1.1%
Joint Stock Company Kaspi.Kz - ADR (a)	26	3,359
Joint Stock Company Kaspi.Kz - GDR (d) (f)	50	6,285
		9,644
United States of America 1.1%
Cognizant Technology Solutions Corporation - Class A	28	2,052
EPAM Systems, Inc. (b)	27	7,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Legend Biotech Corp - ADR (b)	3	190
		9,580
Canada 1.1%
Celestica Inc. (b)	190	8,561
Lundin Mining Corporation	70	718
		9,279
Hungary 0.9%
MOL Hungarian Oil and Gas Public Limited Company	81	659
OTP Bank Nyrt.	105	4,837
Wizz Air Holdings PLC (a) (b)	76	2,061
		7,557
Peru 0.7%
Credicorp Ltd.	36	6,180
Argentina 0.6%
Globant S.A. (b)	28	5,749
Netherlands 0.6%
Prosus N.V. - Class N (c)	163	5,118
Chile 0.5%
Banco de Chile	41,202	4,584
Luxembourg 0.5%
Tenaris S.A.	206	4,063
Switzerland 0.4%
Holcim AG	36	3,226
Philippines 0.2%
Ayala Land Inc.	351	202
BDO Unibank, Inc.	613	1,686
		1,888
Spain 0.1%
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	94	1,112
Nigeria 0.1%
Airtel Africa PLC	595	796
United Arab Emirates 0.0%
Burjeel Holdings PLC	203	165
Emaar Properties PJSC	105	234
		399
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel - ADR (a) (b) (d)	2	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (d)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Total Common Stocks (cost $807,374)		856,914
PREFERRED STOCKS 0.6%
Brazil 0.5%
Banco Bradesco S.A. (g)	1,662	4,737
South Korea 0.1%
Samsung Electronics Co Ltd, 1.00% (h)	15	775
Total Preferred Stocks (cost $6,140)		5,512
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
iShares Core MSCI Emerging Markets ETF	8	413
Total Investment Companies (cost $411)		413
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 5.19% (e) (i)	13,944	13,944
T. Rowe Price Government Reserve Fund, 5.31% (e) (i)	2,335	2,335
		16,279
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (e) (i)	419	419
Total Short Term Investments (cost $16,698)		16,698
Total Investments 100.2% (cost $830,623)		879,537
Other Assets and Liabilities, Net (0.2)%		(1,759)
Total Net Assets 100.0%		877,778

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $6,285 and 0.7% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	16,934	56,355	59,345	225	—	—	13,944	1.6
JNL Government Money Market Fund, 5.29% - Class SL	1,756	7,439	8,776	13	—	—	419	—
T. Rowe Price Government Reserve Fund, 5.31%	6,654	13,499	17,818	60	—	—	2,335	0.3
Vasta Platform Limited - Class A	4,770	—	—	—	—	(495)	4,275	0.5
	30,114	77,293	85,939	298	—	(495)	20,973	2.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	01/11/23	11,487	8,731	1.0
Allegro.eu	08/31/22	4,730	7,284	0.8
Baidu, Inc. - Class A	03/15/22	6,603	5,602	0.7
China Resources Mixc Lifestyle Services Limited	03/07/24	70	79	—
CSC Financial Co., Ltd. - Class H	03/15/21	598	419	0.1
Dino Polska Spolka Akcyjna	05/10/22	1,984	2,915	0.3
Hapvida Participacoes E Investimentos S/A	05/19/22	258	269	—
HDFC Life Insurance Company Limited	04/24/23	305	345	0.1
Joint Stock Company Kaspi.Kz	01/19/24	2,402	3,359	0.4
Kumba Iron Ore Ltd	11/22/22	2,283	2,004	0.2
Meituan - Class B	04/17/23	2,034	1,548	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	03/02/22	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	01/04/17	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Oil Company Lukoil	01/15/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	8,676	—	—
SBI Life Insurance Company Limited	10/19/22	690	802	0.1
Tongcheng-Elong Holdings Limited	08/07/20	4,102	5,499	0.6
Wizz Air Holdings PLC	04/16/20	2,449	2,061	0.2
Wuxi Biologics Cayman Inc	02/29/24	129	91	—
Yadea Group Holdings Ltd	05/24/23	275	224	—
		64,762	41,232	4.7

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BOA	04/02/24	HKD	2,118	271	—
HKD/USD	MSC	04/02/24	HKD	602	77	—
HKD/USD	JPM	04/03/24	HKD	737	94	—
USD/GBP	SSB	04/02/24	GBP	(115)	(145)	—
USD/GBP	SSB	04/03/24	GBP	(498)	(629)	—
USD/HKD	SSB	04/02/24	HKD	(199)	(26)	—
USD/HKD	JPM	04/03/24	HKD	(1,708)	(218)	—
USD/HKD	SSB	04/03/24	HKD	(1,124)	(144)	—
USD/MXN	BCL	04/01/24	MXN	(216)	(13)	—
USD/MXN	JPM	04/01/24	MXN	(183)	(11)	—
USD/PHP	SSB	04/01/24	PHP	(1,289)	(23)	—
USD/ZAR	BCL	04/02/24	ZAR	(375)	(20)	—
USD/ZAR	SSB	04/02/24	ZAR	(365)	(19)	—
USD/ZAR	SSB	04/03/24	ZAR	(444)	(23)	—
ZAR/USD	SSB	04/02/24	ZAR	787	42	—
					(787)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	143,947	706,682	6,285	856,914
Preferred Stocks	4,737	775	—	5,512
Investment Companies	413	—	—	413
Short Term Investments	16,698	—	—	16,698
	165,795	707,457	6,285	879,537
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.2%
Japan 22.1%
Adastria Co., Ltd.	75	1,904
Alfresa Holdings Corporation (a)	53	765
Amada Co., Ltd. (a)	124	1,416
Anicom Holdings, Inc.	140	532
Appier Group, Inc. (b)	149	1,552
Bengo4.com, Inc. (a) (b)	84	1,861
Biprogy Inc.	32	958
CellSource Co., Ltd. (a)	51	502
COMSYS Holdings Corporation	51	1,197
Credit Saison Co., Ltd.	204	4,210
Daicel Corporation.	92	903
Daido Steel Co., Ltd.	140	1,631
Daiwa House REIT Investment Corporation	—	390
Daiwabo Holdings Co., Ltd.	34	574
Demae-Can Co., Ltd (a) (b)	84	181
Dexerials Corporation	38	1,672
DMG Mori Co., Ltd.	153	4,036
Dowa Holdings Co., Ltd.	6	190
EBARA Corporation	13	1,219
EDION Corporation (a)	94	943
eGuarantee, Inc.	133	1,574
Electric Power Development Co., Ltd. - Class D	300	4,922
Freee K.K. (b)	32	746
Fujikura Ltd.	33	486
Ga Technologies Co., Ltd. (b)	137	1,543
GMO Financial Gate, Inc. (a)	11	636
GungHo Online Entertainment, Inc.	94	1,498
HANWA Co., Ltd.	42	1,650
HORIBA, Ltd.	10	1,028
IDOM Co., Ltd.	147	1,016
Infomart Corporation	796	2,175
Integral Corporation	141	3,512
Inter Action Corporation	51	439
IRISO Electronics Co., Ltd.	62	1,247
istyle Inc. (a) (b)	177	607
Japan Elevator Service Holdings Co., Ltd.	106	1,732
Japan Petroleum Exploration Co., Ltd.	27	1,236
JEOL Ltd.	76	3,165
JGC Holdings Corporation	150	1,473
JMDC Inc.	47	1,148
JTEKT Corporation	105	990
Kamakura Shinsho, Ltd. (a)	268	1,268
KATITAS Co., Ltd. (a)	146	1,898
KH Neochem Co., Ltd.	141	2,141
Kitanotatsujin Corporation (a)	483	640
Kobe Bussan Co., Ltd.	68	1,671
Kyushu Electric Power Co., Inc.	194	1,744
Locondo, Inc. (b)	91	1,636
M&A Research Institute Inc. (b)	104	4,647
Macnica Holdings, Inc. (a)	20	992
Medipal Holdings Corporation	58	888
MegaChips Corporation (a)	111	2,842
Mitsubishi Motors Corporation (a)	1,717	5,657
mixi, Inc. (a)	89	1,540
Money Forward, Inc. (b)	79	3,535
NHK SPRING Co., ltd.	114	1,130
NS United Kaiun Kaisha, Ltd. (a)	50	1,575
Optex Group Co., Ltd.	127	1,663
Plus Alpha Consulting Co., Ltd.	182	2,928
Raksul, Inc. (b)	345	2,465
Rakus Co., Ltd.	194	2,630
Round One Corporation	168	873
Sankyo Co., Ltd.	373	4,084
Sansan, Inc. (b)	126	1,450
Santen Pharmaceutical Co., Ltd.	146	1,437
Sanwa Holdings Corporation (a)	55	954
SCREEN Holdings Co., Ltd.	17	2,139
SHIFT, Inc. (b)	17	2,651
Shima Seiki Mfg., Ltd. (a)	80	737
SKY Perfect JSAT Holdings Inc. (a)	253	1,723
Sohgo Security Services Co., ltd.	34	183
Sojitz Corporation (a)	233	6,140
Sugi Holdings Co., Ltd.	65	1,116
Sumitomo Rubber Industries, Ltd.	76	935
Sundrug Co., Ltd.	5	161
Suzuken Co., Ltd.	29	895
Tokyo Steel Manufacturing Co., Ltd. (a)	193	2,119
Tokyo Tatemono Co., Ltd.	131	2,204
Tokyu Fudosan Holdings Corporation	291	2,353
Toyo Suisan Kaisha, Ltd.	7	427
Toyo Tire Corporation	82	1,548
Toyoda Gosei (a)	43	947
Toyota Boshoku Corporation (a)	50	853
transcosmos inc. (a)	48	969
Tsugami Corporation	310	2,361
Valor Holdings Co., Ltd.	92	1,512
Visional,Inc. (b)	40	2,571
Wealthnavi Inc. (a) (b)	140	1,544
Yamada Holdings Co., Ltd. (a)	474	1,375
Yamato Kogyo Co., Ltd.	15	860
Yamazaki Baking Co., Ltd.	34	867
		150,937
Taiwan 8.2%
Airtac International Group	187	6,470
Arcadyan Technology Corporation	216	1,297
ASPEED Technology Inc.	43	4,462
Chicony Electronics Co., Ltd	166	1,150
Chroma ATE Inc.	563	4,458
ELAN Microelectronics Corporation	167	840
Global Unichip Corp.	152	5,840
International Games System Co., Ltd.	68	2,401
Jentech Precision Industrial Co., Ltd.	93	2,634
King Slide Works Co., Ltd.	27	1,044
King Yuan Electronics Co., Ltd.	829	2,762
Kinsus Interconnect Technology Corp	314	973
Pegavision Corporation	17	242
Powertech Technology Inc.	276	1,734
Primax Electronics Ltd	357	960
Qisda Corporation	162	228
Radiant Opto-Electronics Corporation	1,227	6,624
Raydium Semiconductor Corporation	17	252
Simplo Technology Co., Ltd.	448	6,327
Sino-American Silicon Products Inc.	87	586
Sitronix Technology Corp.	100	941
Supreme Electronics Co., Ltd.	342	793
T3EX Global Holdings Corp.	530	1,603
TCI Co., Ltd.	158	769
Wisdom Marine Lines Co. Limited	489	902
		56,292
United Kingdom 7.3%
Alpha Group International PLC	180	4,320
Angle PLC (a) (b)	845	133
B&M European Value Retail S.A.	497	3,430
Balfour Beatty PLC	209	1,008
Bytes Technology Group PLC	349	2,256
Computacenter PLC	3	117
Darktrace PLC (b)	127	700
Deliveroo PLC - Class A (b)	1,526	2,276
Diploma PLC	52	2,459
Dotdigital Group PLC	906	984
Drax Group PLC	203	1,283
DS Smith PLC	217	1,089
easyJet PLC	397	2,856
Games Workshop Group PLC	51	6,482
Inchcape PLC	144	1,315
Jet2 PLC	79	1,437
Keller Group PLC	114	1,511
Man Group PLC	188	637
Marks and Spencer Group P.L.C.	246	825
Molten Ventures PLC (b)	205	614
OSB Group PLC	204	969
Oxford Nanopore Technologies PLC (b)	884	1,352
Redde Northgate PLC	413	1,994
Team17 Group PLC (b)	282	838
The British Land Company Public Limited Company	377	1,879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Trustpilot Group PLC (b)	773	1,942
Victoria P.L.C. (a) (b)	421	1,408
W.A.G Payment Solutions PLC (a) (b)	1,128	962
Wise PLC - Class A (b)	253	2,959
		50,035
Sweden 5.9%
Addtech AB - Class B	288	6,549
Avanza Bank Holding AB (a)	179	3,843
Axfood AB	11	326
CellaVision AB	23	523
Elekta AB (publ) - Class B (a)	139	1,048
Fortnox Aktiebolag	349	2,176
G&L Beijer Ref AB - Class B (a)	192	2,839
Hemnet AB	77	2,362
HMS Networks AB	75	3,241
Munters Group AB (c)	156	2,791
Nordnet AB	140	2,563
Paradox Interactive AB (publ)	138	2,427
Saab AB - Class B	39	3,471
SSAB AB - Class B	611	4,499
Storytel AB (publ) - Class B (a) (b)	63	308
VNV Global AB (publ) (a) (b)	319	607
Xvivo Perfusion Aktiebolag (b)	39	991
		40,564
Italy 5.5%
Banca Monte dei Paschi di Siena S.p.A.	478	2,161
Bper Banca S.P.A.	1,402	6,632
Brunello Cucinelli S.p.A.	51	5,786
Buzzi S.P.A.	30	1,167
Hera S.p.A.	273	963
Iveco Group N.V.	302	4,491
Reply S.p.A.	34	4,773
Technogym S.p.A. (c)	329	3,272
Technoprobe S.p.A. (b)	293	2,659
Unipol Gruppo S.p.A.	651	5,462
		37,366
Canada 5.1%
AGF Management Limited - Class B	543	3,285
Cargojet Inc. (a)	31	2,533
Celestica Inc. (b)	103	4,628
Celestica Inc. (b)	82	3,696
Docebo Canada Inc. (b)	68	3,304
Exchange Income Corporation (a)	68	2,490
Finning International Inc.	42	1,239
Kinaxis Inc. (b)	42	4,781
Prairiesky Royalty Ltd. (a)	186	3,642
Russel Metals Inc.	107	3,570
Whitecap Resources Inc. (a)	261	1,979
		35,147
India 4.8%
Birlasoft Limited	186	1,655
Birlasoft Solutions Ltda	319	5,707
CESC Ltd	935	1,367
Chennai Petroleum Corporation Limited	113	1,232
Creditaccess Grameen Limited (b) (c)	195	3,374
Indiamart Intermesh Limited	36	1,140
LIC Housing Finance Ltd	232	1,707
Manappuram Finance Limited	993	2,067
Muthoot Microfin Limited (b)	755	1,809
NCC Limited	726	2,029
PB Fintech Limited (b)	137	1,858
Power Finance Corporation Limited	1,149	5,387
PVR Inox Limited (b)	48	770
Redington Limited	428	1,073
UPL Limited	323	1,771
		32,946
Australia 4.6%
AGL Energy Limited	295	1,604
Charter Hall Limited	111	998
Eagers Automotive Limited	99	911
GrainCorp Limited - Class A	336	1,805
Harvey Norman Holdings Limited	227	763
Helia Group Limited	366	934
HUB24 Limited	111	3,057
JB Hi-Fi Limited	106	4,444
Metcash Limited	804	2,047
Netwealth Group Limited	226	3,107
New Hope Corporation Limited	210	638
Perenti Limited (b)	1,330	849
Perseus Mining Limited	193	271
Pro Medicus Limited	18	1,192
Seven Group Holdings Limited (a)	47	1,241
Steadfast Group Ltd	587	2,248
Super Retail Group Limited	103	1,085
Vulcan Energy Resources Limited (a) (b)	157	294
Whitehaven Coal Limited	714	3,318
Yancoal Australia Ltd (a)	105	359
		31,165
Germany 4.2%
Aumann AG (c)	43	816
AUTO1 Group SE (b)	116	549
CTS Eventim AG & Co. KGaA	12	1,072
Delivery Hero SE (b) (c)	95	2,715
HOCHTIEF Aktiengesellschaft	9	1,032
Hypoport SE - Class N (b)	29	7,496
K+S Aktiengesellschaft - Class N	6	101
New Work SE - Class N	12	846
Puma SE	49	2,236
SCHOTT Pharma AG & Co. KGaA	66	2,830
Scout24 SE (c)	74	5,614
tonies SE (b)	265	1,349
TUI AG (b) (c)	154	1,261
Veganz Group AG (b) (c)	10	190
Wustenrot & Wurttembergische AG - Class N	41	587
		28,694
South Korea 4.0%
AfreecaTV Co., Ltd.	8	773
BNK Financial Group Inc.	158	935
DB Hitek Co., Ltd.	29	939
Duzon Bizon Co., Ltd.	62	1,931
Hana Materials Inc.	65	2,549
Hanatour Service, Inc.	31	1,487
Hanwha Corporation	87	1,823
HD Hyundai Construction Equipment Co., Ltd.	21	908
HD Hyundai Electric Co., Ltd.	11	1,400
Hyundai Marine & Fire Insurance Co., ltd.	73	1,666
Hyundai Wia Corporation	21	900
JB Financial Group Co., Ltd.	152	1,469
Koh Young Technology Inc.	173	2,502
LS Corp.	13	1,115
LX International Corp.	112	2,210
OCI Holdings Company Ltd.	17	1,159
Park Systems Corp.	16	1,827
Wanted Lab, Inc. (b)	57	323
Youngone Corporation	35	1,045
		26,961
China 2.5%
Bondex Supply Chain Management Co., ltd. - Class A	308	2,535
Daqo New Energy Corp. - ADR (b)	37	1,039
FinVolution Group - Class A - ADR	793	3,997
Hello Group Inc. - ADR	142	884
Li Ning Company Limited	1,278	3,409
TravelSky Technology Limited - Class H	2,033	2,466
Yangzijiang Shipbuilding (Holdings) Ltd.	1,929	2,736
		17,066
Switzerland 2.0%
Accelleron Industries AG	28	1,034
Bossard Holding AG	11	2,723
Global Blue Group Holding AG (b)	294	1,542
medmix AG	148	2,627
Sensirion Holding AG (b) (c)	46	3,396
u-blox Holding AG - Class N	16	1,518
Vifor Pharma AG (c)	11	895
		13,735

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Turkey 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	270	1,270
Dogan Sirketler Grubu Holding A.S. - Class A	2,947	1,223
Dogus Otomotiv Servis ve Ticaret A.S.	171	1,667
Enerjisa Enerji Anonim Sirketi	896	1,613
Is Gayrimenkul Yatirim Ortakligi Anonim Sirketi (b)	1,868	844
Mavi Giyim Sanayi Ve Ticaret Anonim Sirketi	183	398
Migros Ticaret Anonim Sirketi - Class A	156	1,973
Sok Marketler Ticaret A.S.	1,543	2,773
Turk Traktor - Class A	54	1,637
		13,398
Norway 1.9%
Autostore Holdings Ltd (b) (c)	1,673	3,085
Eurizon Opportunita	153	1,098
Kongsberg Gruppen ASA	53	3,646
MPC Container Ships ASA	963	1,116
Schibsted ASA - Class A	133	4,248
		13,193
Brazil 1.7%
CI&T Inc - Class A (b)	214	884
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,710
Companhia De Saneamento Do Pardo - Sanepardo	169	877
Gps Participacoes E Empreendimentos S/A	561	2,337
Grupo SBF S/A	874	2,260
Inter & Co, Inc. - Class A (b)	401	2,288
SLC Agricola S.A.	270	1,065
		11,421
Belgium 1.4%
D'Ieteren Group	20	4,490
Melexis	19	1,512
Proximus	209	1,689
Solvay (a)	72	1,966
		9,657
Mexico 1.3%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	369	1,621
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	270	2,005
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	265	2,617
Qualitas Controladora, S.A.B. De C.V. (a)	221	2,581
		8,824
Spain 1.3%
Acerinox, S.A.	75	826
Banco de Sabadell, S.A.	2,754	4,324
Compania De Distribucion Integral Logista Holdings, S.A.	52	1,467
Indra Sistemas, S.A. (a)	57	1,189
Merlin Properties, Socimi, S.A.	89	954
		8,760
Israel 1.1%
Bezeq Israel Communications Company Ltd	625	804
Maytronics Ltd.	309	3,061
Nayax Ltd (b)	15	404
Nayax Ltd (b)	105	2,738
ZIM Integrated Shipping Services Ltd	52	523
		7,530
United States of America 1.0%
Burford Capital Limited - Class C	186	2,922
Elastic N.V. (b)	28	2,794
Reliance Worldwide Corporation Limited	214	803
		6,519
Denmark 0.9%
ALK-Abello A/S - Class B (b)	267	4,801
Dampskibsselskabet NORDEN A/S	31	1,270
		6,071
Singapore 0.9%
Golden Agri-Resources Ltd.	5,759	1,152
Hafnia Limited	240	1,654
Mapletree Industrial Trust	665	1,152
Sembcorp Industries Ltd	462	1,849
		5,807
Saudi Arabia 0.8%
ALDREES Petroleum & Transport Services Company	55	2,505
BUPA Arabia for Cooperative Insurance Company	29	2,056
Jamjoom Pharmaceuticals Factory Co. (b)	34	1,231
		5,792
France 0.7%
Cellectis - ADR (b)	117	309
Gaztransport Et Technigaz	22	3,232
Soitec (b)	12	1,253
		4,794
Lithuania 0.5%
Baltic Classifieds Group PLC	1,212	3,441
Vietnam 0.5%
FPT Corporation	719	3,399
Hong Kong 0.5%
Hypebeast Limited (b)	6,142	162
Johnson Electric Holdings Limited	1,145	1,589
Kerry Properties Limited	898	1,646
		3,397
Austria 0.5%
Raiffeisen Bank International AG	168	3,336
Argentina 0.5%
Globant S.A. (b)	16	3,302
Faroe Islands 0.5%
P/F Bakkafrost Sales	51	3,274
Thailand 0.5%
AP (Thailand) Public Company Limited	2,708	802
Regional Container Lines Public Co Ltd	3,141	1,577
Sansiri Public Company Limited	16,059	749
		3,128
Finland 0.4%
Nanoform Finland Oy (a) (b)	293	859
Outokumpu Oyj (a)	486	2,113
		2,972
Poland 0.4%
InPost S.A. (b)	192	2,954
Cyprus 0.3%
Theon International PLC (b)	167	2,275
Hungary 0.3%
Wizz Air Holdings PLC (b) (c)	84	2,272
Indonesia 0.3%
PT Indo Tambangraya Megah Tbk	1,108	1,870
Netherlands 0.3%
Fugro N.V. - Class C	71	1,733
New Zealand 0.2%
Volpara Health Technologies Limited (a) (b)	1,736	1,284
Ireland 0.2%
Keywords Studios PLC	77	1,259
South Africa 0.1%
Investec PLC	126	847
Total Common Stocks (cost $646,970)		663,417
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	28	3,214
Total Investment Companies (cost $3,179)		3,214
PREFERRED STOCKS 0.2%
Brazil 0.2%
Metalgrafica Iguacu S/A.	776	1,593
Total Preferred Stocks (cost $1,960)		1,593
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	12,424	12,424

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	1,600	1,600
Total Short Term Investments (cost $14,024)		14,024
Total Investments 99.9% (cost $666,133)		682,248
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.1%		484
Total Net Assets 100.0%		682,731

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	11,764	40,263	39,603	136	—	—	12,424	1.8
JNL Government Money Market Fund, 5.29% - Class SL	4,749	6,851	10,000	49	—	—	1,600	0.3
	16,513	47,114	49,603	185	—	—	14,024	2.1

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/20/21	735	816	0.1
Autostore Holdings Ltd	08/29/22	2,890	3,085	0.5
Creditaccess Grameen Limited	12/09/21	2,028	3,374	0.5
Delivery Hero SE	02/15/24	2,407	2,715	0.4
Munters Group AB	08/18/23	1,850	2,791	0.4
Scout24 SE	01/04/22	4,990	5,614	0.8
Sensirion Holding AG	04/20/21	3,460	3,396	0.5
Technogym S.p.A.	08/13/18	3,064	3,272	0.5
TUI AG	12/22/23	1,203	1,261	0.2
Veganz Group AG	11/04/21	994	190	—
Vifor Pharma AG	03/01/24	920	895	0.1
Wizz Air Holdings PLC	01/04/22	3,017	2,272	0.3
		27,558	29,681	4.3

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	04/03/24	AUD	2,071	1,349	—
NOK/USD	BBH	04/02/24	NOK	815	75	(1)
NOK/USD	BBH	04/03/24	NOK	415	38	—
SEK/USD	SSB	04/03/24	SEK	3,491	326	—
USD/EUR	BBH	04/02/24	EUR	(77)	(83)	—
USD/EUR	BBH	04/03/24	EUR	(47)	(50)	—
USD/EUR	SSB	04/03/24	EUR	(310)	(334)	—
USD/GBP	SSB	04/03/24	GBP	(1,375)	(1,735)	—
					(414)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	70,281	593,136	—	663,417
Investment Companies	3,214	—	—	3,214
Preferred Stocks	1,593	—	—	1,593
Short Term Investments	14,024	—	—	14,024
	89,112	593,136	—	682,248
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.1%
Industrials 17.9%
3M Company	201	21,272
AGCO Corporation	52	6,336
Alaska Air Group, Inc. (a)	89	3,835
AMETEK, Inc.	79	14,541
APi Group Corp (a)	36	1,416
Atkore Inc.	9	1,641
ATS Corporation (a)	32	1,090
ATS Corporation (a)	4	151
Axon Enterprise, Inc. (a)	8	2,503
CAE Inc. (a)	64	1,312
Carrier Global Corporation	64	3,720
Clean Harbors, Inc. (a)	9	1,904
Daikin Industries, Ltd. - ADR	75	1,023
Equifax Inc.	34	8,979
Ferguson Holdings Limited	4	856
Fortive Corporation	188	16,215
FTI Consulting, Inc. (a)	34	7,066
Genpact Limited	144	4,738
Graco Inc.	71	6,607
Hubbell Incorporated	7	2,739
IDEX Corporation	32	7,737
J.B. Hunt Transport Services, Inc.	36	7,073
Knight-Swift Transportation Holdings Inc. - Class A	100	5,491
Knorr - Bremse Aktiengesellschaft - ADR	252	4,742
Landstar System, Inc.	24	4,588
Legrand - ADR	36	769
Leidos Holdings, Inc.	54	7,092
Lincoln Electric Holdings, Inc.	11	2,733
Lindsay Corporation	19	2,184
Lockheed Martin Corporation	3	1,190
ManpowerGroup Inc.	56	4,348
Marten Transport, Ltd.	87	1,602
Maximus, Inc.	48	3,985
Mueller Water Products, Inc. - Class A	638	10,273
Nordson Corporation	33	8,997
Northrop Grumman Corporation	5	2,511
Paycom Software, Inc.	15	2,887
Regal Rexnord Corporation	34	6,069
Republic Services, Inc.	19	3,618
Resideo Technologies, Inc. (a)	58	1,306
Rockwell Automation, Inc.	33	9,468
Rollins, Inc.	110	5,107
SiteOne Landscape Supply, Inc. (a)	53	9,244
Textron Inc.	86	8,298
The Middleby Corporation (a)	44	7,051
Toro Company, The	162	14,853
TransUnion	43	3,423
Vertiv Holdings Co - Class A	16	1,300
Werner Enterprises, Inc.	174	6,788
WillScot Mobile Mini Holdings Corp. - Class A (a)	50	2,326
Xylem Inc.	93	12,084
		277,081
Health Care 15.2%
Agilent Technologies, Inc.	56	8,195
Align Technology, Inc. (a)	21	6,886
argenx SE - ADR (a)	2	662
Avantor, Inc. (a)	83	2,110
Becton, Dickinson and Company	6	1,523
Bio-Techne Corporation	115	8,114
Dentsply Sirona Inc.	760	25,243
DexCom, Inc. (a)	77	10,749
Edwards Lifesciences Corporation (a)	112	10,703
Envista Holdings Corporation (a)	282	6,029
Exact Sciences Corporation (a)	85	5,905
HealthEquity, Inc. (a)	40	3,264
Henry Schein, Inc. (a)	102	7,735
Hologic, Inc. (a)	125	9,769
Icon Public Limited Company (a)	25	8,291
IDEXX Laboratories, Inc. (a)	18	10,246
Illumina, Inc. (a)	22	2,989
Mettler-Toledo International Inc. (a)	11	14,353
Penumbra, Inc. (a)	24	5,356
Qiagen N.V. (a)	262	11,257
Quest Diagnostics Incorporated	98	13,086
Repligen Corporation (a)	22	4,046
STAAR Surgical Company (a)	44	1,702
Steris Public Limited Company	44	9,926
Teleflex Incorporated	4	891
The Cooper Companies, Inc.	119	12,115
Veeva Systems Inc. - Class A (a)	39	9,036
Waters Corporation (a)	33	11,451
West Pharmaceutical Services, Inc.	7	2,572
Zimmer Biomet Holdings, Inc.	48	6,282
Zoetis Inc. - Class A	33	5,578
		236,064
Information Technology 15.1%
Akamai Technologies, Inc. (a)	52	5,601
Amphenol Corporation - Class A	128	14,797
ANSYS, Inc. (a)	15	5,034
AppLovin Corporation - Class A (a)	6	414
Aspen Technology, Inc. (a)	4	889
Autodesk, Inc. (a)	9	2,214
Bentley Systems, Incorporated - Class B	12	607
Cloudflare, Inc. - Class A (a)	61	5,879
Confluent, Inc. - Class A (a)	180	5,494
Datadog, Inc. - Class A (a)	47	5,821
DoubleVerify Holdings, Inc. (a)	144	5,077
Entegris, Inc.	6	790
Fair Isaac Corporation (a)	16	19,403
Flex Ltd. (a)	212	6,060
Freshworks, Inc. - Class A (a)	52	948
Gartner, Inc. (a)	34	16,049
Keysight Technologies, Inc. (a)	60	9,250
Lattice Semiconductor Corporation (a)	58	4,536
Marvell Technology, Inc.	33	2,310
MKS Instruments, Inc.	57	7,528
MongoDB, Inc. - Class A (a)	39	13,838
Monolithic Power Systems, Inc.	6	3,869
Motorola Solutions, Inc.	12	4,295
NCR Voyix Corporation (a)	57	720
Nutanix, Inc. - Class A (a)	107	6,604
Okta, Inc. - Class A (a)	147	15,431
Palo Alto Networks, Inc. (a)	18	5,114
PTC Inc. (a)	28	5,438
Pure Storage, Inc. - Class A (a)	279	14,505
Roper Technologies, Inc.	7	4,011
Skyworks Solutions, Inc.	62	6,673
Synopsys, Inc. (a)	9	5,372
TE Connectivity Ltd. (b)	7	1,041
Teledyne Technologies Incorporated (a)	4	1,610
Teradyne, Inc.	59	6,614
Western Digital Corporation (a)	40	2,736
Workday, Inc. - Class A (a)	22	6,001
Workiva Inc. - Class A (a)	11	937
Zebra Technologies Corporation - Class A (a)	15	4,461
Zscaler, Inc. (a)	27	5,201
		233,172
Financials 12.5%
American Financial Group, Inc.	60	8,162
Arch Capital Group Ltd. (a)	21	1,966
Arthur J. Gallagher & Co.	24	5,876
Blue Owl Capital Inc. - Class A	62	1,175
Corpay Inc (a)	15	4,684
Cullen/Frost Bankers, Inc.	78	8,837
Everest Re Group, Ltd.	35	13,964
FactSet Research Systems Inc.	14	6,225
Fidelity National Financial, Inc. - Class A	102	5,443
Fifth Third Bancorp	18	672
Global Payments Inc.	49	6,536
Globe Life Inc.	21	2,473
Goosehead Insurance, Inc. - Class A (a)	117	7,793
Houlihan Lokey, Inc. - Class A	10	1,261
Huntington Bancshares Incorporated	248	3,460
Independent Bank Corp.	58	2,993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
K.K.R. Co., Inc. - Class A	7	744
Kinsale Capital Group, Inc.	10	4,985
Northern Trust Corporation	151	13,415
Old Republic International Corporation	183	5,622
Prosperity Bancshares, Inc.	82	5,410
Raymond James Financial, Inc.	9	1,131
Reinsurance Group of America, Incorporated	45	8,736
Ryan Specialty Group Holdings, Inc. - Class A	190	10,573
T. Rowe Price Group, Inc.	46	5,608
The Bank of New York Mellon Corporation	110	6,367
The Hartford Financial Services Group, Inc.	99	10,139
The PNC Financial Services Group, Inc.	5	740
The Travelers Companies, Inc.	3	759
Toast, Inc. - Class A (a)	549	13,692
TowneBank	97	2,735
Tradeweb Markets Inc. - Class A	69	7,188
U.S. Bancorp	14	615
W. R. Berkley Corporation	67	5,908
Willis Towers Watson Public Limited Company	29	8,044
		193,931
Consumer Staples 11.2%
BJ's Wholesale Club Holdings, Inc. (a)	93	7,005
Brown-Forman Corporation - Class B	142	7,330
Calavo Growers, Inc.	86	2,394
Cal-Maine Foods, Inc.	84	4,925
Casey's General Stores, Inc.	6	1,911
Celsius Holdings, Inc. (a)	313	25,941
Coty Inc. - Class A (a)	134	1,605
Diageo PLC - ADR	10	1,429
Freshpet, Inc. (a)	149	17,356
Henkel AG & Co. KGaA - ADR	72	1,435
Henkel AG & Co. KGaA - ADR	802	14,460
Hormel Foods Corporation	186	6,490
Kenvue Inc.	51	1,085
Kimberly-Clark Corporation	110	14,279
Lamb Weston Holdings, Inc.	48	5,060
McCormick & Company, Incorporated	182	13,958
Mission Produce, Inc. (a)	219	2,600
Monster Beverage 1990 Corporation (a)	75	4,462
Performance Food Group Company (a)	35	2,584
Target Corporation	45	7,957
The Clorox Company	96	14,771
The J. M. Smucker Company	55	6,923
US Foods Holding Corp. (a)	134	7,232
		173,192
Consumer Discretionary 9.1%
Advance Auto Parts, Inc.	56	4,808
Aptiv PLC (a)	75	6,005
Bath & Body Works, Inc.	177	8,879
BorgWarner Inc.	205	7,129
Darden Restaurants, Inc.	45	7,488
Dick's Sporting Goods, Inc.	15	3,260
Domino's Pizza, Inc.	19	9,350
eBay Inc.	102	5,384
ETSY, Inc. (a)	10	702
Expedia Group, Inc. (a)	10	1,406
Five Below, Inc. (a)	4	782
Global-E Online Ltd. (a)	177	6,420
Hilton Worldwide Holdings Inc.	15	3,178
Leslie's, Inc. (a)	377	2,454
MercadoLibre, Inc. (a)	7	10,130
Murphy USA Inc.	8	3,410
On Holding AG - Class A (a) (c)	88	3,113
Planet Fitness, Inc. - Class A (a)	85	5,324
Pool Corporation	19	7,772
Ralph Lauren Corporation - Class A	22	4,112
Ross Stores, Inc.	85	12,531
Service Corporation International	11	847
TopBuild Corp. (a)	10	4,609
Tractor Supply Company	26	6,805
Ulta Beauty, Inc. (a)	17	8,821
Yum! Brands, Inc.	45	6,198
		140,917
Utilities 4.3%
Alliant Energy Corporation	152	7,656
American Water Works Company, Inc.	60	7,382
Avista Corporation	87	3,032
California Water Service Group	177	8,244
DTE Energy Company	8	945
Eversource Energy	14	840
IDACORP, Inc.	55	5,100
Pennon Group PLC - ADR (c)	428	6,991
Portland General Electric Company	71	2,973
PPL Corporation	44	1,217
Severn Trent PLC - ADR	22	715
SJW Group	82	4,644
United Utilities Group PLC - ADR	391	10,176
XCEL Energy Inc.	114	6,128
		66,043
Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	69	8,913
Camden Property Trust	61	5,983
CoStar Group, Inc. (a)	90	8,712
Equity Commonwealth (a)	195	3,678
Equity Lifestyle Properties, Inc.	59	3,774
Healthcare Realty Trust Incorporated - Class A	321	4,544
Healthpeak OP, LLC	123	2,313
Lamar Advertising Company - Class A	63	7,487
NNN REIT, Inc.	218	9,300
Sun Communities, Inc.	9	1,144
		55,848
Materials 3.6%
Albemarle Corporation	6	805
AptarGroup, Inc.	46	6,686
Ashland Inc.	24	2,298
Avery Dennison Corporation	19	4,264
Axalta Coating Systems Ltd. (a)	150	5,172
Crown Holdings, Inc.	104	8,239
DuPont de Nemours, Inc.	11	881
Eastman Chemical Company	14	1,399
Franco-Nevada Corporation	50	5,898
Packaging Corporation of America	40	7,629
RPM International Inc.	48	5,662
Westlake Corporation	45	6,907
		55,840
Energy 2.6%
Baker Hughes Company - Class A	248	8,293
Coterra Energy Inc.	300	8,371
Devon Energy Corporation	203	10,181
Diamondback Energy, Inc.	43	8,567
EQT Corporation	29	1,062
Halliburton Company	94	3,692
Noble Corporation PLC	17	822
		40,988
Communication Services 1.0%
Endeavor Group Holdings, Inc. - Class A	57	1,474
Live Nation Entertainment, Inc. (a)	8	872
Pinterest, Inc. - Class A (a)	34	1,194
Roblox Corporation - Class A (a)	73	2,791
The Trade Desk, Inc. - Class A (a)	100	8,752
		15,083
Total Common Stocks (cost $1,255,908)		1,488,159
PREFERRED STOCKS 0.6%
Financials 0.6%
MetLife, Inc., 5.63%, (25, 05/13/24) (d)	63	1,509
MetLife, Inc., 4.75%, (25, 03/15/25) (d)	69	1,478
The Charles Schwab Corporation, 5.95%, (25, 06/01/24) (c) (d)	112	2,838
U.S. Bancorp, 6.18%, (25, 05/13/24) (c) (d) (e)	167	3,520
Total Preferred Stocks (cost $9,371)		9,345
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 5.19% (f) (g)	46,820	46,820

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (f) (g)	4,090	4,090
Total Short Term Investments (cost $50,910)		50,910
Total Investments 100.0% (cost $1,316,189)		1,548,414
Other Assets and Liabilities, Net 0.0%		664
Total Net Assets 100.0%		1,549,078

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	28,854	118,178	100,212	504	—	—	46,820	3.0
JNL Government Money Market Fund, 5.29% - Class SL	4,058	5,997	5,965	51	—	—	4,090	0.3
	32,912	124,175	106,177	555	—	—	50,910	3.3

JNL Multi-Manager Mid Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/24	966	1,041	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,488,159	—	—	1,488,159
Preferred Stocks	9,345	—	—	9,345
Short Term Investments	50,910	—	—	50,910
	1,548,414	—	—	1,548,414

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.3%
Information Technology 24.7%
908 Devices Inc. (a) (b)	288	2,171
ACI Worldwide, Inc. (a)	264	8,763
Advanced Energy Industries, Inc.	80	8,195
Altair Engineering Inc. - Class A (a)	35	3,007
AppFolio, Inc. - Class A (a)	59	14,376
AppLovin Corporation - Class A (a)	48	3,337
Aspen Technology, Inc. (a)	82	17,582
Astera Labs, Inc. (a)	39	2,870
Badger Meter, Inc.	13	2,165
Bentley Systems, Incorporated - Class B	344	17,985
Bill Holdings, Inc. (a)	148	10,148
Blackline, Inc. (a)	98	6,309
Box, Inc. - Class A (a)	151	4,274
Braze, Inc. - Class A (a)	23	1,005
Camtek Ltd. (a)	10	826
Canadian Solar Inc. (a) (b)	74	1,470
CCC Intelligent Solutions Holdings Inc. (a)	103	1,232
Cellebrite Di Ltd (a)	20	219
Check Point Software Technologies Ltd (a)	19	3,105
Clearwater Analytics Holdings, Inc. - Class A (a)	993	17,574
Cognex Corporation	210	8,894
Confluent, Inc. - Class A (a)	25	776
Copperleaf Technologies Inc. (a) (b)	2,499	13,193
Couchbase, Inc. (a)	308	8,107
Credo Technology Group Holding Ltd (a)	170	3,599
CyberArk Software Ltd. (a)	42	11,074
DoubleVerify Holdings, Inc. (a)	82	2,878
Dynatrace, Inc. (a)	155	7,218
Endava PLC - Class A - ADR (a)	245	9,294
Entegris, Inc.	10	1,469
Fabrinet (a)	14	2,695
Fair Isaac Corporation (a)	18	22,038
FARO Technologies, Inc. (a)	97	2,079
Five9, Inc. (a)	196	12,207
Freshworks, Inc. - Class A (a)	124	2,256
Gitlab Inc. - Class A (a)	159	9,257
Globant S.A. (a)	47	9,529
Guidewire Software, Inc. (a)	89	10,371
HubSpot, Inc. (a)	6	3,619
Indie Semiconductor, Inc. - Class A (a) (b)	4,707	33,319
JFROG Ltd (a)	63	2,787
Klaviyo, Inc. - Series A (a)	30	770
Lattice Semiconductor Corporation (a)	14	1,114
MACOM Technology Solutions Holdings, Inc. (a)	185	17,750
MicroStrategy Incorporated - Class A (a) (b)	2	3,580
Navitas Semiconductor USA, Inc. (a)	223	1,063
nCino OpCo, Inc. (a)	782	29,218
Nice Ltd - ADR (a)	11	2,876
Novanta Inc. (a)	84	14,609
NVE Corporation	15	1,364
Olo Inc. - Class A (a)	558	3,065
Onto Innovation Inc. (a)	25	4,638
PAR Technology Corporation (a) (b)	111	5,024
PDF Solutions, Inc. (a)	37	1,252
Porch Group Inc - Class A (a) (b)	2,141	9,227
Power Integrations, Inc.	166	11,838
Procore Technologies, Inc. (a)	119	9,744
PROS Holdings, Inc. (a)	105	3,818
Pure Storage, Inc. - Class A (a)	138	7,179
Q2 Holdings, Inc. (a)	26	1,390
Rambus Inc. (a)	241	14,841
Riskified Ltd - Class A (a)	276	1,491
Semtech Corporation (a)	161	4,419
SentinelOne, Inc. - Class A (a)	345	8,042
Silicon Motion, Inc. - ADR	76	5,855
Sitime Corporation (a)	43	4,031
Smartsheet Inc. - Class A (a)	401	15,451
Soundthinking, Inc. (a)	19	296
Sprout Social, Inc. - Class A (a)	249	14,813
SPS Commerce, Inc. (a)	126	23,402
Super Micro Computer, Inc. (a)	19	19,752
Teledyne Technologies Incorporated (a)	32	13,864
The Descartes Systems Group Inc. (a)	40	3,700
Tyler Technologies, Inc. (a)	35	14,756
Varonis Systems, Inc. (a)	164	7,747
Veeco Instruments Inc. (a)	105	3,681
Vertex, Inc. - Class A (a)	49	1,548
Workiva Inc. - Class A (a)	60	5,088
Zeta Global Holdings Corp. - Class A (a)	718	7,853
		603,421
Industrials 20.7%
AAON, Inc.	241	21,205
AAR Corp. (a)	19	1,128
Advanced Drainage Systems, Inc.	56	9,790
AeroVironment, Inc. (a)	20	3,018
Alta Equipment Group Inc. - Class A	227	2,939
Ameresco, Inc. - Class A (a)	187	4,522
Applied Industrial Technologies, Inc.	77	15,198
Array Tech, Inc. (a)	787	11,740
ASGN Incorporated (a)	80	8,377
Atkore Inc.	18	3,460
Axon Enterprise, Inc. (a)	59	18,210
Beacon Roofing Supply, Inc. (a)	105	10,257
Booz Allen Hamilton Holding Corporation - Class A	40	5,899
Builders FirstSource, Inc. (a)	5	1,118
BWXT Government Group, Inc.	12	1,260
Casella Waste Systems, Inc. - Class A (a)	213	20,991
CBIZ, Inc. (a)	38	3,017
Chart Industries, Inc. (a) (b)	168	27,733
Clean Harbors, Inc. (a)	20	4,099
Columbus McKinnon Corporation	124	5,543
Comfort Systems USA, Inc.	19	5,961
Dayforce, Inc. (a)	88	5,801
Enerpac Tool Group Corp. - Class A	74	2,621
Enovix Operations Inc. (a) (b)	46	370
Exponent, Inc.	48	3,991
HEICO Corporation - Class A	124	19,091
Hexcel Corporation	72	5,201
Hudson Technologies, Inc. (a)	156	1,714
IDEX Corporation	8	1,942
John Bean Technologies Corporation	143	15,013
Kornit Digital Ltd. (a)	280	5,080
Leonardo DRS, Inc. (a)	16	346
Lincoln Electric Holdings, Inc.	5	1,170
Maximus, Inc.	10	823
Mercury Systems, Inc. (a)	440	12,983
Montrose Environmental Group, Inc. (a)	259	10,168
Moog Inc. - Class A	9	1,405
MYR Group Inc. (a)	9	1,509
Nextracker LLC - Class A (a)	63	3,573
Nordson Corporation	16	4,466
Omega Flex, Inc.	53	3,779
Paycor HCM, Inc. (a)	35	682
Paylocity Holding Corporation (a)	18	3,145
RBC Bearings Incorporated (a)	32	8,533
Regal Rexnord Corporation	55	9,840
Saia, Inc. (a)	57	33,507
Science Applications International Corporation	60	7,848
Shoals Technologies Group, Inc. - Class A (a)	139	1,557
Simpson Manufacturing Co., Inc.	100	20,577
SiteOne Landscape Supply, Inc. (a)	150	26,182
SPX Technologies, Inc. (a)	41	5,036
Stratasys, Inc. (a)	96	1,117
Tecnoglass Inc.	74	3,837
Terex Corporation	17	1,116
Tetra Tech, Inc.	83	15,262
The AZEK Company Inc. - Class A (a)	161	8,082
The Timken Company	104	9,074
TransUnion	121	9,651
Trex Company, Inc. (a)	123	12,261
Verisk Analytics, Inc.	55	13,077
Vertiv Holdings Co - Class A	19	1,580
Viad Corp (a)	64	2,509
Watts Water Technologies, Inc. - Class A	6	1,292
WillScot Mobile Mini Holdings Corp. - Class A (a)	312	14,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
WNS (Holdings) Limited (a)	151	7,600
Zurn Elkay Water Solutions Corporation	38	1,255
		505,652
Health Care 18.0%
10X Genomics, Inc. - Class A (a)	52	1,949
Acadia Healthcare Company, Inc. (a)	30	2,358
ACADIA Pharmaceuticals Inc. (a)	153	2,835
Alkermes Public Limited Company (a)	118	3,207
Amicus Therapeutics, Inc. (a)	227	2,670
AMN Healthcare Services, Inc. (a)	114	7,141
Apellis Pharmaceuticals, Inc. (a)	57	3,370
Apogee Therapeutics, Inc. (a) (b)	6	371
Arcellx Inc. (a)	10	700
Arcturus Therapeutics Holdings Inc. (a)	117	3,966
Arrowhead Pharmaceuticals Inc (a)	126	3,614
AtriCure, Inc. (a)	117	3,562
Atrion Corporation	16	7,641
Axonics, Inc. (a)	92	6,374
Axsome Therapeutics, Inc. (a) (b)	62	4,934
Azenta, Inc. (a)	336	20,242
Biohaven Pharmaceutical Holding Company Ltd. (a)	11	600
BioLife Solutions, Inc. (a)	212	3,926
Biomerica, Inc. (a) (b)	569	473
Bluebird Bio, Inc. (a) (b)	1,788	2,288
Blueprint Medicines Corporation (a)	81	7,674
Bridgebio Pharma, Inc. (a)	186	5,730
Cabaletta Bio, Inc. (a)	20	344
Caredx, Inc. (a)	202	2,141
Castle Biosciences, Inc. (a)	534	11,836
Certara, Inc. (a)	773	13,822
Crinetics Pharmaceuticals, Inc. (a)	14	639
Cryoport, Inc. (a)	250	4,429
Cytokinetics, Incorporated (a)	24	1,689
CytoSorbents Corporation (a) (b)	1,081	1,027
Definitive Healthcare Corp. - Class A (a)	553	4,463
Disc Medicine, Inc. (a)	11	694
Edgewise Therapeutics, Inc. (a)	139	2,543
Establishment Labs Holdings Inc. (a) (b)	70	3,577
Evolent Health, Inc. - Class A (a)	511	16,752
Glaukos Corporation (a)	33	3,102
Globus Medical, Inc. - Class A (a)	33	1,790
Halozyme Therapeutics, Inc. (a)	159	6,467
Harvard Bioscience, Inc. (a)	453	1,920
Health Catalyst, Inc. (a)	329	2,477
HealthEquity, Inc. (a)	230	18,832
IDEAYA Biosciences, Inc. (a)	15	649
Immunome, Inc. (a) (b)	21	512
Immunovant, Inc. (a)	110	3,542
Inari Medical, Inc. (a)	164	7,896
Insmed Incorporated (a)	196	5,316
Inspire Medical Systems, Inc. (a)	12	2,623
Intellia Therapeutics, Inc. (a)	42	1,146
Irhythm Technologies, Inc. (a)	71	8,216
Keros Therapeutics, Inc. (a)	84	5,599
Kiniksa Pharmaceuticals Ltd. - Class A (a)	145	2,859
Krystal Biotech, Inc. (a)	17	3,087
Maravai LifeSciences Holdings, Inc. - Class A (a)	345	2,989
Masimo Corporation (a)	57	8,297
Medpace Holdings, Inc. (a)	12	4,751
MoonLake Immunotherapeutics AG - Class A (a) (b)	31	1,527
Natera, Inc. (a)	153	13,947
National Research Corporation	134	5,305
Neurocrine Biosciences, Inc. (a)	17	2,324
Nuvalent, Inc. - Class A (a)	9	692
Olema Pharmaceuticals Inc. (a)	33	370
Opthea Limited - ADR (a)	74	306
Option Care Health, Inc. (a)	90	3,025
Orthopediatrics Corp. (a)	195	5,693
Phreesia, Inc. (a)	133	3,177
Pliant Therapeutics, Inc. (a)	194	2,884
Privia Health Group Inc. (a)	300	5,870
Procept Biorobotics Corporation (a)	13	655
Prothena Corporation Public Limited Company (a)	40	1,001
Pulmonx Corporation (a)	54	504
Quanterix Corporation (a)	202	4,757
RadNet, Inc. (a)	23	1,121
Repligen Corporation (a)	94	17,386
Revance Therapeutics, Inc. (a)	170	836
Revolution Medicines, Inc. (a)	32	1,030
Rocket Pharmaceuticals, Inc. (a)	172	4,639
RxSight, Inc. (a)	9	481
Sarepta Therapeutics, Inc. (a)	17	2,245
Sgry, LLC (a)	402	12,011
Shockwave Medical, Inc. (a)	30	9,731
SI-BONE, Inc. (a)	556	9,092
Silk Road Medical, Inc. (a)	243	4,459
Springworks Therapeutics, Inc. (a)	55	2,685
Stevanato Group Societa' Per Azioni	187	6,014
Syndax Pharmaceuticals, Inc. (a)	52	1,239
The Ensign Group, Inc.	40	5,010
TransMedics Group, Inc. (a)	52	3,836
U. S. Physical Therapy, Inc.	68	7,670
Ultragenyx Pharmaceutical Inc. (a)	77	3,603
Vaxcyte, Inc. (a)	63	4,241
Veracyte, Inc. (a)	206	4,585
Vericel Corporation (a)	9	486
Viking Therapeutics, Inc. (a)	99	8,103
West Pharmaceutical Services, Inc.	54	21,497
Xenon Pharmaceuticals Inc. (a)	62	2,682
		438,370
Financials 11.8%
Euronet Worldwide, Inc. (a)	130	14,316
Evercore Inc. - Class A	62	12,119
FactSet Research Systems Inc.	46	21,102
FirstCash, Inc.	39	5,007
Flywire Corporation (a)	108	2,669
Goosehead Insurance, Inc. - Class A (a)	116	7,760
Hamilton Lane Incorporated - Class A	42	4,752
Houlihan Lokey, Inc. - Class A	37	4,765
Interactive Brokers Group, Inc. - Class A	68	7,635
Jack Henry & Associates, Inc.	72	12,593
Kinsale Capital Group, Inc.	32	17,244
LPL Financial Holdings Inc.	26	7,059
Moelis & Company - Class A	219	12,434
Morningstar, Inc.	63	19,289
Payoneer Global Inc. (a)	397	1,931
Primerica, Inc.	39	9,953
Remitly Global, Inc. (a)	44	908
Ryan Specialty Group Holdings, Inc. - Class A	845	46,912
Selective Insurance Group, Inc.	23	2,511
ServisFirst Bancshares, Inc.	171	11,367
Shift4 Payments, LLC - Class A (a) (b)	245	16,122
SoFi Technologies, Inc. (a) (b)	140	1,020
StepStone Group Inc. - Class A	252	8,999
The Bancorp, Inc. (a)	50	1,676
Toast, Inc. - Class A (a)	210	5,227
Triumph Financial, Inc. (a)	44	3,484
Victory Capital Holdings, Inc. - Class A	112	4,751
Walker & Dunlop, Inc.	28	2,853
Western Alliance Bancorporation	86	5,531
Wex, Inc. (a)	58	13,850
Wintrust Financial Corporation	22	2,340
WisdomTree, Inc.	64	586
		288,765
Consumer Discretionary 10.2%
American Eagle Outfitters, Inc.	65	1,667
Boot Barn Holdings, Inc. (a)	165	15,718
Boyd Gaming Corporation	81	5,477
Bright Horizons Family Solutions, Inc. (a)	24	2,683
Caesars Entertainment, Inc. (a)	166	7,269
CAVA Group, Inc. (a)	8	555
Churchill Downs Incorporated	34	4,157
Coursera, Inc. (a)	52	726
Deckers Outdoor Corporation (a)	3	3,191
DK Crown Holdings Inc. - Class A (a)	169	7,689
Dream Finders Homes, Inc. - Class A (a)	215	9,406
ETSY, Inc. (a)	8	545
First Watch Restaurant Group, Inc. (a)	389	9,584

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Five Below, Inc. (a)	55	9,960
Floor & Decor Holdings, Inc. - Class A (a)	64	8,290
Fox Factory Holding Corp. (a)	204	10,603
Genius Sports Limited (a)	1,159	6,619
Gentherm Incorporated (a)	133	7,668
Holley Inc. (a) (b)	595	2,653
Kura Sushi USA, Inc. (a) (b)	17	2,006
Life Time Group Holdings, Inc. (a)	192	2,975
MGM Resorts International (a)	127	5,993
Modine Manufacturing Company (a)	66	6,286
Ollie's Bargain Outlet Holdings, Inc. (a)	291	23,163
On Holding AG - Class A (a)	112	3,949
Planet Fitness, Inc. - Class A (a)	124	7,756
Portillo's Inc. - Class A (a)	278	3,941
PVH Corp.	6	896
Revolve Group Inc. - Class A (a) (b)	295	6,246
RH (a)	31	10,642
Shake Shack, Inc. - Class A (a)	11	1,119
Skechers U.S.A., Inc. - Class A (a)	40	2,473
Skyline Champion Corporation (a)	52	4,437
Smith Douglas Homes Corp. - Class A (a)	76	2,247
Sonos, Inc. (a)	69	1,308
Stoneridge, Inc. (a)	103	1,906
Sweetgreen, Inc. - Class A (a)	66	1,683
Texas Roadhouse, Inc. - Class A	142	21,870
The Lovesac Company (a)	113	2,554
Thredup Inc. - Class A (a)	127	253
Topgolf Callaway Brands Corp. (a)	301	4,871
Udemy, Inc. (a)	115	1,259
Under Armour, Inc. - Class C (a)	223	1,591
Watches of Switzerland Group PLC (a)	567	2,568
Wayfair Inc. - Class A (a)	11	754
Wingstop Inc.	26	9,595
YETI Holdings, Inc. (a)	9	335
		249,136
Communication Services 4.5%
Auto Trader Group PLC	1,610	14,216
Bumble Inc. - Class A (a)	127	1,444
Cogent Communications Holdings, Inc.	37	2,388
EverQuote, Inc. - Class A (a)	99	1,830
IAC Inc. (a)	151	8,059
Liberty Media Corporation - Series A (a)	62	3,640
Liberty Media Corporation - Series C (a)	136	5,944
Magnite, Inc. (a)	1,668	17,926
Mediaalpha, Inc. - Class A (a)	255	5,194
Reddit, Inc. - Class A (a) (b)	40	1,974
Rightmove PLC	2,565	17,759
Rightmove PLC - ADR	648	9,098
The New York Times Company - Class A	70	3,038
TKO Group Holdings Inc. - Class A	51	4,436
TripAdvisor, Inc. (a)	172	4,774
Vivid Seats Inc. - Class A (a)	1,269	7,599
		109,319
Consumer Staples 2.9%
Bellring Intermediate Holdings, Inc. (a)	63	3,686
Casey's General Stores, Inc.	32	10,067
Celsius Holdings, Inc. (a)	9	738
Freshpet, Inc. (a)	57	6,598
Lamb Weston Holdings, Inc.	129	13,703
Oddity Tech Ltd - Class A (a) (b)	54	2,335
Performance Food Group Company (a)	132	9,858
PriceSmart, Inc.	28	2,320
SunOpta Inc. (a)	733	5,033
The Chefs' Warehouse, Inc. (a)	181	6,799
The Honest Company, Inc. (a)	185	749
The Vita Coco Company, Inc. (a)	319	7,804
UTZ Brands, Inc. - Class A	64	1,189
		70,879
Energy 1.9%
Cactus, Inc. - Class A	57	2,873
Matador Resources Company	266	17,761
Permian Resources Corporation - Class A	694	12,252
Range Resources Corporation	73	2,517
TechnipFMC PLC	180	4,513
Tidewater Inc. (a)	14	1,304
Weatherford International Public Limited Company (a)	35	4,010
		45,230
Materials 1.4%
Arcadium Lithium PLC (a) (b)	351	1,511
Avient Corporation	269	11,655
Carpenter Technology Corporation	101	7,224
Innospec Inc.	26	3,390
Knife River Corporation (a)	27	2,185
Materion Corporation	64	8,416
Summit Materials, Inc. - Class A (a)	23	1,006
		35,387
Real Estate 1.2%
Americold Realty Trust, Inc.	83	2,065
Compass, Inc. - Class A (a)	585	2,107
CoStar Group, Inc. (a)	55	5,289
Rexford Industrial Realty, Inc.	289	14,526
Terreno Realty Corporation	58	3,871
The Real Brokerage Inc. (a)	401	1,250
		29,108
Total Common Stocks (cost $2,028,113)		2,375,267
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	71,484	71,484
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	10,236	10,236
Total Short Term Investments (cost $81,720)		81,720
Total Investments 100.6% (cost $2,109,833)		2,456,992
Other Assets and Liabilities, Net (0.6)%		(14,997)
Total Net Assets 100.0%		2,441,995

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	36,797	185,817	151,130	751	—	—	71,484	2.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	13,904	76,788	80,456	162	—	—	10,236	0.4
	50,701	262,605	231,586	913	—	—	81,720	3.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,340,724	34,543	—	2,375,267
Rights	—	—	5	5
Short Term Investments	81,720	—	—	81,720
	2,422,444	34,543	5	2,456,992

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.4%
Industrials 26.7%
ACV Auctions Inc. - Class A (a)	376	7,051
Air Lease Corporation - Class A	572	29,431
Air Transport Services Group, Inc. (a)	510	7,017
Alight, Inc. - Class A (a)	667	6,575
American Woodmark Corporation (a)	197	19,986
APi Group Corp (a)	627	24,632
Argan, Inc.	71	3,567
Armstrong World Industries, Inc.	113	14,073
ASGN Incorporated (a)	106	11,105
Atkore Inc.	80	15,143
Beacon Roofing Supply, Inc. (a)	124	12,139
Brady Corporation - Class A	15	919
BrightView Holdings, Inc. (a)	478	5,687
BWXT Government Group, Inc.	47	4,847
Clarivate PLC (a) (b)	598	4,444
CoreCivic, Inc. (a)	605	9,451
CSW Industrials, Inc.	35	8,287
Dun & Bradstreet Holdings, Inc.	486	4,875
Enerpac Tool Group Corp. - Class A	283	10,098
ESAB Corporation	78	8,611
Gates Industrial Corporation PLC (a)	505	8,950
GMS Inc. (a)	94	9,173
GXO Logistics Inc. (a)	110	5,914
Hayward Holdings, Inc. (a)	822	12,577
Hillman Solutions Corp. - Class A (a)	2,925	31,119
Huron Consulting Group Inc. (a)	57	5,535
Insperity, Inc.	149	16,344
Janus International Group, Inc. (a)	443	6,699
JELD-WEN Holding, Inc. (a)	169	3,592
Landstar System, Inc.	62	11,998
Masonite International Corporation (a)	49	6,400
Maximus, Inc.	41	3,444
McGrath RentCorp	15	1,882
MDU Resources Group, Inc.	196	4,945
Moog Inc. - Class A	26	4,163
MSC Industrial Direct Co., Inc. - Class A	17	1,693
Mueller Industries, Inc.	152	8,197
Openlane, Inc. (a)	57	986
Rush Enterprises, Inc. - Class A	158	8,465
SP Plus Corporation (a)	77	3,995
Steelcase Inc. - Class A	605	7,909
Tecnoglass Inc.	212	11,049
The AZEK Company Inc. - Class A (a)	214	10,732
The Gorman- Rupp Company	111	4,373
Trinet Group, Inc.	85	11,206
U-Haul Holding Company - Series N	243	16,211
Unifirst Corporation	108	18,701
Vestis Corporation	50	965
Viad Corp (a)	70	2,780
Vm Consolidated, Inc. - Class A (a)	824	20,576
Werner Enterprises, Inc.	110	4,287
WESCO International, Inc.	43	7,377
Woodward, Inc.	90	13,929
		494,104
Financials 18.7%
1st Source Corporation	31	1,628
Assured Guaranty Ltd.	171	14,920
AXIS Capital Holdings Limited	108	7,027
Bank of Hawaii Corporation (b)	37	2,292
Bank OZK	49	2,211
BankUnited, Inc.	154	4,301
Brookline Bancorp, Inc.	195	1,940
Cannae Holdings, Inc. (a)	408	9,083
Cathay General Bancorp	121	4,572
CNA Financial Corporation	86	3,886
CNO Financial Group, Inc.	117	3,209
Columbia Banking System, Inc.	385	7,446
Commerce Bancshares, Inc.	190	10,093
Enstar Group Limited (a)	52	16,096
Essent Group Ltd.	205	12,225
Euronet Worldwide, Inc. (a)	109	11,982
EVERTEC, Inc.	124	4,936
F.N.B. Corporation	130	1,836
Federated Hermes, Inc. - Class B	39	1,426
Fidelity National Financial, Inc. - Class A	17	926
First American Financial Corporation	113	6,892
First Citizens BancShares, Inc. - Class A	12	19,371
First Hawaiian, Inc.	451	9,906
Genworth Financial, Inc. - Class A (a)	1,216	7,818
Glacier Bancorp, Inc.	349	14,054
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	866
Hanover Insurance Group Inc, The	23	3,135
HomeStreet, Inc.	227	3,410
International Bancshares Corporation	118	6,636
LendingTree, Inc. (a)	15	636
LPL Financial Holdings Inc.	12	3,175
NCR Atleos Corporation (a)	62	1,232
NMI Holdings, Inc. - Class A (a)	119	3,840
P10, Inc. - Class A	324	2,727
Radian Group Inc.	112	3,758
RenaissanceRe Holdings Ltd	33	7,758
Sandy Spring Bancorp, Inc.	133	3,081
Stewart Information Services Corporation	122	7,946
The Bancorp, Inc. (a)	174	5,806
UMB Financial Corporation	79	6,888
Virtu Financial, Inc. - Class A	264	5,416
Virtus Investment Partners, Inc.	50	12,281
WAFD, Inc.	174	5,051
Western Alliance Bancorporation	164	10,551
Wex, Inc. (a)	55	12,981
White Mountains Insurance Group Ltd	14	25,219
Wintrust Financial Corporation	219	22,900
WSFS Financial Corporation	204	9,223
		344,592
Consumer Discretionary 14.2%
Advance Auto Parts, Inc.	33	2,842
American Eagle Outfitters, Inc.	473	12,199
America's Car Mart, Inc. (a)	101	6,474
Boot Barn Holdings, Inc. (a)	44	4,197
Carter's, Inc.	54	4,609
Dorman Products, Inc. (a)	125	12,091
Dream Finders Homes, Inc. - Class A (a)	271	11,871
Frontdoor, Inc. (a)	453	14,747
Gentex Corporation	408	14,713
Gildan Activewear Inc. - Class A	383	14,221
Grand Canyon Education, Inc. (a)	59	8,002
Group 1 Automotive, Inc.	21	6,123
Hanesbrands Inc. (a)	937	5,435
Hasbro, Inc.	96	5,423
Helen of Troy Limited (a)	99	11,420
LCI Industries	43	5,264
Lithia Motors, Inc. - Class A	7	1,973
LKQ Corporation	266	14,219
M/I Homes, Inc. (a)	36	4,971
Malibu Boats, Inc. - Class A (a)	215	9,306
Modine Manufacturing Company (a)	207	19,716
Murphy USA Inc.	24	9,902
Ollie's Bargain Outlet Holdings, Inc. (a)	87	6,935
Patrick Industries, Inc.	73	8,713
Polaris Inc.	42	4,171
Stoneridge, Inc. (a)	327	6,033
Thor Industries, Inc.	48	5,578
Wingstop Inc.	8	2,990
Winmark Corporation	4	1,618
Winnebago Industries, Inc.	228	16,842
Wyndham Hotels & Resorts, Inc.	126	9,661
		262,259
Health Care 10.8%
Acadia Healthcare Company, Inc. (a)	80	6,308
AdaptHealth LLC - Class A (a)	822	9,461
Addus HomeCare Corporation (a)	207	21,440
Alphatec Holdings, Inc. (a)	103	1,421
AMN Healthcare Services, Inc. (a)	222	13,865

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Arcellx Inc. (a)	18	1,244
Bausch + Lomb Corporation (a) (b)	156	2,697
CONMED Corporation	81	6,499
CRISPR Therapeutics AG (a) (b)	50	3,419
Cross Country Healthcare, Inc. (a)	259	4,845
Dentsply Sirona Inc.	296	9,822
DocGo Inc. (a) (b)	1,180	4,768
Dynavax Technologies Corporation (a)	180	2,238
Editas Medicine, Inc. (a)	71	527
Embecta Corp.	209	2,769
Encompass Health Corporation	96	7,959
Envista Holdings Corporation (a)	132	2,832
ICU Medical, Inc. (a)	103	11,065
Inspire Medical Systems, Inc. (a)	12	2,645
Integer Holdings Corporation (a)	82	9,536
Integra LifeSciences Holdings Corporation (a)	211	7,469
Kymera Therapeutics, Inc. (a)	36	1,446
Lantheus Holdings, Inc. (a)	237	14,752
Pacira Pharmaceuticals, Inc. (a)	70	2,039
Patterson Companies, Inc.	119	3,284
Perrigo Company Public Limited Company	290	9,350
Relay Therapeutics, Inc. (a)	116	962
The Ensign Group, Inc.	111	13,770
UFP Technologies, Inc. (a)	28	6,996
Varex Imaging Corporation (a)	402	7,276
Vericel Corporation (a)	96	4,969
Zynex, Inc. (a) (b)	93	1,151
		198,824
Information Technology 7.9%
ACI Worldwide, Inc. (a)	667	22,133
Arrow Electronics, Inc. (a)	98	12,749
Axcelis Technologies, Inc. (a)	67	7,472
Coherent Corp. (a)	55	3,334
ePlus inc. (a)	305	23,925
Formfactor, Inc. (a)	139	6,343
Kulicke and Soffa Industries, Inc.	107	5,377
MeridianLink, Inc. (a)	528	9,882
MKS Instruments, Inc.	62	8,229
Napco Security Technologies, Inc.	113	4,558
NCR Voyix Corporation (a)	233	2,937
PAR Technology Corporation (a) (b)	173	7,837
Plexus Corp. (a)	13	1,210
Silicon Motion, Inc. - ADR	149	11,464
TD SYNNEX Corporation	101	11,423
Vontier Corporation	147	6,673
		145,546
Consumer Staples 5.0%
BJ's Wholesale Club Holdings, Inc. (a)	176	13,300
Cal-Maine Foods, Inc.	67	3,928
Central Garden & Pet Company - Class A (a)	142	5,233
Flowers Foods, Inc.	343	8,149
Grocery Outlet Holding Corp. (a)	360	10,368
Ingles Markets, Incorporated - Class A	42	3,218
Ingredion Incorporated	54	6,289
Inter Parfums, Inc.	77	10,862
Lancaster Colony Corporation	44	9,117
Molson Coors Beverage Company - Class B	54	3,656
Nomad Foods Limited	188	3,678
Sprouts Farmers Market, Inc. (a)	148	9,543
The Simply Good Foods Company (a)	136	4,645
		91,986
Real Estate 3.9%
Alexander & Baldwin, Inc.	461	7,599
Apple Hospitality REIT, Inc.	306	5,020
Brandywine Realty Trust	517	2,480
Cushman & Wakefield PLC (a)	1,106	11,570
Getty Realty Corp.	110	3,012
Highwoods Properties, Inc.	103	2,694
Independence Realty Trust, Inc.	103	1,665
Marcus & Millichap Company	292	9,971
Newmark Group, Inc. - Class A	186	2,060
PotlatchDeltic Corporation	124	5,828
Ryman Hospitality Properties, Inc.	67	7,751
STAG Industrial, Inc.	165	6,325
Terreno Realty Corporation	90	5,961
		71,936
Energy 3.8%
ChampionX Corporation	49	1,745
Chesapeake Energy Corporation (b)	22	1,945
CNX Resources Corporation (a)	196	4,646
CVR Energy, Inc.	62	2,217
Delek US Holdings, Inc.	181	5,567
DHT Holdings, Inc.	320	3,677
DMC Global Inc. (a)	364	7,103
HF Sinclair Corporation	73	4,377
Matador Resources Company	84	5,587
New Atlas Holdco Inc.	32	728
Ovintiv Canada ULC	36	1,872
Permian Resources Corporation - Class A	518	9,152
Range Resources Corporation	202	6,940
SM Energy Company	180	8,982
Talos Energy Inc. (a)	292	4,074
World Kinect Corporation	92	2,421
		71,033
Materials 3.1%
Ashland Inc.	114	11,129
Century Aluminum Company (a)	157	2,418
Commercial Metals Company	49	2,857
Element Solutions Inc.	965	24,113
Hecla Mining Company	596	2,868
Knife River Corporation (a)	42	3,419
Summit Materials, Inc. - Class A (a)	129	5,761
TriMas Corporation	75	2,000
Warrior Met Coal, Inc.	47	2,858
		57,423
Utilities 2.6%
ALLETE, Inc.	14	863
Avista Corporation	63	2,197
Black Hills Corporation	43	2,321
Clearway Energy, Inc. - Class C	135	3,115
IDACORP, Inc.	15	1,413
NorthWestern Corporation	119	6,056
PNM Resources, Inc.	141	5,314
Portland General Electric Company	49	2,076
Southwest Gas Holdings, Inc.	79	5,984
Spire Inc.	48	2,919
Talen Energy Corporation (a)	21	1,978
Vistra Corp.	191	13,332
		47,568
Communication Services 0.7%
Cable One, Inc.	4	1,524
Telephone and Data Systems, Inc.	80	1,286
TripAdvisor, Inc. (a)	219	6,075
Yelp Inc. (a)	115	4,546
		13,431
Total Common Stocks (cost $1,492,842)		1,798,702
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp.	188	3,580
Total Investment Companies (cost $4,134)		3,580
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	40,661	40,661
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	3,295	3,295
Total Short Term Investments (cost $43,956)		43,956
Total Investments 100.0% (cost $1,540,932)		1,846,238
Other Assets and Liabilities, Net 0.0%		3
Total Net Assets 100.0%		1,846,241

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	36,384	106,702	102,425	527	—	—	40,661	2.2
JNL Government Money Market Fund, 5.29% - Class SL	2,204	49,324	48,233	55	—	—	3,295	0.2
	38,588	156,026	150,658	582	—	—	43,956	2.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,798,702	—	—	1,798,702
Investment Companies	3,580	—	—	3,580
Short Term Investments	43,956	—	—	43,956
	1,846,238	—	—	1,846,238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 98.1%
Information Technology 42.6%
Advanced Micro Devices, Inc. (a)	126	22,709
AppLovin Corporation - Class A (a)	371	25,712
Arista Networks, Inc. (a)	67	19,343
Arm Holdings PLC - ADR (a)	25	3,118
Broadcom Inc.	10	12,736
Datadog, Inc. - Class A (a)	67	8,270
Entegris, Inc.	71	9,930
Gartner, Inc. (a)	20	9,326
Intuit Inc.	8	5,315
Lam Research Corporation	9	8,535
Micron Technology, Inc.	70	8,252
Microsoft Corporation	135	56,841
Monday.Com Ltd. (a)	36	8,230
NVIDIA Corporation	58	52,347
Salesforce, Inc.	22	6,679
ServiceNow, Inc. (a)	9	6,707
Super Micro Computer, Inc. (a)	11	10,903
Synopsys, Inc. (a)	18	10,087
		285,040
Health Care 13.4%
Eli Lilly and Company	43	33,935
Illumina, Inc. (a)	52	7,176
Intuitive Surgical, Inc. (a)	9	3,421
McKesson Corporation	31	16,866
Novo Nordisk A/S - ADR	108	13,909
Shockwave Medical, Inc. (a)	27	8,666
UnitedHealth Group Incorporated	11	5,622
		89,595
Industrials 11.3%
Booz Allen Hamilton Holding Corporation - Class A	90	13,425
Canadian Pacific Kansas City Limited	149	13,151
General Electric Company	101	17,698
Saia, Inc. (a)	13	7,499
Tetra Tech, Inc.	61	11,341
Uber Technologies, Inc. (a)	163	12,549
		75,663
Consumer Discretionary 9.9%
Amazon.com, Inc. (a)	283	51,127
D.R. Horton, Inc.	41	6,728
Floor & Decor Holdings, Inc. - Class A (a)	65	8,419
		66,274
Financials 9.5%
Arthur J. Gallagher & Co.	44	11,075
K.K.R. Co., Inc. - Class A	74	7,426
LPL Financial Holdings Inc.	45	11,763
Visa Inc. - Class A	118	33,005
		63,269
Communication Services 6.4%
Meta Platforms, Inc. - Class A	65	31,765
Netflix, Inc. (a)	19	11,432
		43,197
Utilities 1.8%
Constellation Energy Group, Inc.	30	5,514
Vistra Corp.	90	6,254
		11,768
Materials 1.5%
Corteva, Inc.	106	6,106
Martin Marietta Materials, Inc.	6	3,864
		9,970
Energy 1.3%
Canadian Natural Resources Limited	114	8,719
Consumer Staples 0.4%
Celsius Holdings, Inc. (a)	35	2,868
Total Common Stocks (cost $525,766)		656,363
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	11,176	11,176
Total Short Term Investments (cost $11,176)		11,176
Total Investments 99.8% (cost $536,942)		667,539
Other Assets and Liabilities, Net 0.2%		1,270
Total Net Assets 100.0%		668,809

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	11,007	268,883	268,714	209	—	—	11,176	1.7
JNL Government Money Market Fund, 5.29% - Class SL	5,390	13,797	19,187	10	—	—	—	—
	16,397	282,680	287,901	219	—	—	11,176	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	656,363	—	—	656,363
Short Term Investments	11,176	—	—	11,176
	667,539	—	—	667,539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.2%
Information Technology 28.7%
Accenture Public Limited Company - Class A	6	2,052
Adobe Inc. (a)	4	2,146
Advanced Micro Devices, Inc. (a)	15	2,754
Akamai Technologies, Inc. (a)	1	153
Amphenol Corporation - Class A	6	656
Analog Devices, Inc.	5	928
ANSYS, Inc. (a)	1	290
Apple Inc.	137	23,505
Applied Materials, Inc.	8	1,616
Arista Networks, Inc. (a)	2	680
Autodesk, Inc. (a)	2	527
Broadcom Inc.	4	5,507
Cadence Design Systems, Inc. (a)	3	804
CDW Corp.	1	320
Cisco Systems, Inc.	38	1,915
Cognizant Technology Solutions Corporation - Class A	5	351
Corning Incorporated	7	241
Enphase Energy, Inc. (a)	1	151
EPAM Systems, Inc. (a)	1	147
F5, Inc. (a)	1	110
Fair Isaac Corporation (a)	—	291
First Solar, Inc. (a)	1	168
Fortinet, Inc. (a)	6	415
Gartner, Inc. (a)	1	349
Gen Digital Inc.	6	123
Hewlett Packard Enterprise Company	12	220
HP, Inc.	8	248
Intel Corporation	40	1,763
International Business Machines Corporation	9	1,650
Intuit Inc.	3	1,718
Jabil Inc.	1	159
Juniper Networks, Inc.	3	118
Keysight Technologies, Inc. (a)	2	256
KLA Corporation	1	886
Lam Research Corporation	1	1,210
Microchip Technology Incorporated	5	457
Micron Technology, Inc.	10	1,229
Microsoft Corporation	70	29,520
Monolithic Power Systems, Inc.	—	314
Motorola Solutions, Inc.	2	559
NetApp, Inc.	2	213
NVIDIA Corporation	23	21,075
NXP Semiconductors N.V.	2	598
On Semiconductor Corporation (a)	4	293
Oracle Corporation	15	1,891
Palo Alto Networks, Inc. (a)	3	846
PTC Inc. (a)	1	209
Qorvo, Inc. (a)	1	104
Qualcomm Incorporated	11	1,784
Roper Technologies, Inc.	1	561
Salesforce, Inc.	9	2,753
Seagate Technology Holdings Public Limited Company	2	170
ServiceNow, Inc. (a)	2	1,476
Skyworks Solutions, Inc.	2	172
Super Micro Computer, Inc. (a)	—	460
Synopsys, Inc. (a)	1	823
TE Connectivity Ltd. (b)	3	419
Teledyne Technologies Incorporated (a)	—	188
Teradyne, Inc.	2	170
Texas Instruments Incorporated	9	1,496
Trimble Inc. (a)	2	156
Tyler Technologies, Inc. (a)	—	172
VeriSign, Inc. (a)	1	155
Western Digital Corporation (a)	3	206
Zebra Technologies Corporation - Class A (a)	1	147
		123,043
Financials 12.8%
AFLAC Incorporated	5	424
American Express Company	5	1,231
American International Group, Inc.	7	514
Ameriprise Financial, Inc.	1	412
AON Public Limited Company - Class A	2	632
Arch Capital Group Ltd. (a)	3	319
Arthur J. Gallagher & Co.	2	513
Assurant, Inc.	1	94
Bank of America Corporation	65	2,465
Berkshire Hathaway Inc. - Class B (a)	17	7,225
BlackRock, Inc.	1	1,103
Blackstone Inc. - Class A	7	892
Brown & Brown, Inc.	2	190
Capital One Financial Corporation	4	533
Cboe Global Markets, Inc.	1	180
Chubb Limited	4	992
Cincinnati Financial Corporation	1	182
Citigroup Inc.	18	1,130
Citizens Financial Group, Inc.	4	162
CME Group Inc. - Class A	3	732
Comerica Incorporated	1	73
Corpay Inc (a)	1	205
Discover Financial Services	2	316
Everest Re Group, Ltd.	—	163
FactSet Research Systems Inc.	—	170
Fidelity National Information Services, Inc.	6	422
Fifth Third Bancorp	6	235
Fiserv, Inc. (a)	6	909
Franklin Resources, Inc.	3	78
Global Payments Inc.	3	332
Globe Life Inc.	1	96
Huntington Bancshares Incorporated	14	195
Intercontinental Exchange, Inc.	5	745
Invesco Ltd.	4	73
Jack Henry & Associates, Inc.	1	118
JPMorgan Chase & Co.	27	5,468
KeyCorp	9	135
Loews Corporation	2	132
M&T Bank Corporation	2	233
MarketAxess Holdings Inc.	—	85
Marsh & Mclennan Companies, Inc.	5	961
MasterCard Incorporated - Class A	8	3,752
MetLife, Inc.	6	433
Moody's Corporation	2	585
Morgan Stanley	12	1,111
MSCI Inc. - Class A	1	424
Nasdaq, Inc.	3	200
Northern Trust Corporation	2	168
PayPal Holdings, Inc. (a)	10	671
Principal Financial Group, Inc.	2	174
Prudential Financial, Inc.	3	404
Raymond James Financial, Inc.	2	226
Regions Financial Corporation	9	182
S&P Global Inc.	3	1,287
State Street Corporation	3	222
Synchrony Financial	4	163
T. Rowe Price Group, Inc.	2	260
The Allstate Corporation	3	431
The Bank of New York Mellon Corporation (c)	7	417
The Charles Schwab Corporation	14	1,009
The Goldman Sachs Group, Inc.	3	1,286
The Hartford Financial Services Group, Inc.	3	288
The PNC Financial Services Group, Inc.	4	612
The Progressive Corporation	6	1,147
The Travelers Companies, Inc.	2	499
Truist Financial Corporation	13	496
U.S. Bancorp	15	655
Visa Inc. - Class A	15	4,168
W. R. Berkley Corporation	2	167
Wells Fargo & Company	34	1,966
Willis Towers Watson Public Limited Company	1	267
		54,739
Health Care 12.1%
Abbott Laboratories	16	1,863
AbbVie Inc.	17	3,036
Agilent Technologies, Inc.	3	407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Align Technology, Inc. (a)	1	218
Amgen Inc.	5	1,436
Baxter International Inc.	5	210
Becton, Dickinson and Company	3	670
Biogen Inc. (a)	1	291
Bio-Rad Laboratories, Inc. - Class A (a)	—	68
Bio-Techne Corporation	2	104
Boston Scientific Corporation (a)	14	949
Bristol-Myers Squibb Company	19	1,043
Cardinal Health, Inc.	2	256
Catalent, Inc. (a)	2	94
Cencora, Inc.	2	377
Centene Corporation (a)	5	402
Charles River Laboratories International, Inc. (a)	1	137
CVS Health Corporation	12	957
Danaher Corporation	6	1,551
DaVita Inc. (a)	1	66
Dentsply Sirona Inc.	2	67
DexCom, Inc. (a)	4	508
Edwards Lifesciences Corporation (a)	6	552
Elevance Health, Inc.	2	1,151
Eli Lilly and Company	8	5,858
GE HealthCare Technologies Inc.	4	353
Gilead Sciences, Inc.	12	865
HCA Healthcare, Inc.	2	623
Henry Schein, Inc. (a)	1	96
Hologic, Inc. (a)	2	172
Humana Inc.	1	402
IDEXX Laboratories, Inc. (a)	1	417
Illumina, Inc. (a)	1	200
Incyte Corporation (a)	2	97
Insulet Corporation (a)	1	110
Intuitive Surgical, Inc. (a)	3	1,328
IQVIA Holdings Inc (a)	2	440
Johnson & Johnson	23	3,596
Laboratory Corporation of America Holdings	1	172
McKesson Corporation	1	664
Medtronic, Inc.	13	1,096
Merck & Co., Inc.	24	3,157
Mettler-Toledo International Inc. (a)	—	268
Moderna, Inc. (a)	3	340
Molina Healthcare, Inc. (a)	1	225
Pfizer Inc.	53	1,480
Quest Diagnostics Incorporated	1	137
Regeneron Pharmaceuticals, Inc. (a)	1	963
ResMed Inc.	1	274
Revvity, Inc.	1	117
Steris Public Limited Company	1	207
Stryker Corporation	3	1,143
Teleflex Incorporated	—	103
The Cigna Group	3	1,005
The Cooper Companies, Inc.	2	192
Thermo Fisher Scientific Inc.	4	2,121
UnitedHealth Group Incorporated	9	4,321
Universal Health Services, Inc. - Class B	1	100
Vertex Pharmaceuticals Incorporated (a)	2	1,017
Viatris Inc.	11	134
Waters Corporation (a)	1	189
West Pharmaceutical Services, Inc.	1	275
Zimmer Biomet Holdings, Inc.	2	264
Zoetis Inc. - Class A	4	738
		51,672
Consumer Discretionary 10.1%
Airbnb, Inc. - Class A (a)	4	682
Amazon.com, Inc. (a)	86	15,570
Aptiv PLC (a)	3	210
AutoZone, Inc. (a)	—	517
Bath & Body Works, Inc.	2	103
Best Buy Co., Inc.	2	155
Booking Holdings Inc.	—	1,190
BorgWarner Inc.	2	78
Caesars Entertainment, Inc. (a)	2	85
CarMax, Inc. (a)	1	128
Carnival Corporation (a)	9	154
Chipotle Mexican Grill, Inc. (a)	—	747
D.R. Horton, Inc.	3	464
Darden Restaurants, Inc.	1	187
Deckers Outdoor Corporation (a)	—	226
Domino's Pizza, Inc.	—	168
eBay Inc.	5	263
ETSY, Inc. (a)	1	74
Expedia Group, Inc. (a)	1	175
Ford Motor Company	37	488
Garmin Ltd.	1	211
General Motors Company	11	489
Genuine Parts Company	1	206
Hasbro, Inc.	1	70
Hilton Worldwide Holdings Inc.	2	508
Home Depot, Inc. , The	9	3,605
Las Vegas Sands Corp.	3	178
Lennar Corporation - Class A	2	400
LKQ Corporation	3	133
Lowe`s Companies, Inc.	5	1,386
Lululemon Athletica Canada Inc. (a)	1	420
Marriott International, Inc. - Class A	2	594
McDonald's Corporation	7	1,931
MGM Resorts International (a)	3	120
Mohawk Industries, Inc. (a)	1	74
Nike, Inc. - Class B	11	1,074
Norwegian Cruise Line Holdings Ltd. (a)	4	80
NVR, Inc. (a)	—	243
O'Reilly Automotive, Inc. (a)	1	633
Pool Corporation	—	144
PulteGroup, Inc.	2	242
Ralph Lauren Corporation - Class A	—	70
Ross Stores, Inc.	3	466
Royal Caribbean Cruises Ltd. (a)	2	305
Starbucks Corporation	11	975
Tapestry, Inc.	2	108
Tesla Inc. (a)	26	4,600
TJX Companies, Inc., The	11	1,084
Tractor Supply Company	1	262
Ulta Beauty, Inc. (a)	—	239
V.F. Corporation	4	55
Wynn Resorts, Limited	1	95
Yum! Brands, Inc.	3	371
		43,035
Communication Services 8.7%
Alphabet Inc. - Class A (a)	56	8,399
Alphabet Inc. - Class C (a)	47	7,094
AT&T Inc.	68	1,188
Comcast Corporation - Class A	37	1,622
Electronic Arts Inc.	2	302
Former Charter Communications Parent, Inc. - Class A (a)	1	272
Fox Corporation - Class A	2	70
Fox Corporation - Class B	1	32
Live Nation Entertainment, Inc. (a)	1	150
Match Group, Inc. (a)	3	97
Meta Platforms, Inc. - Class A	21	10,088
Netflix, Inc. (a)	4	2,482
News Corporation - Class A	4	96
News Corporation - Class B	1	24
Omnicom Group Inc.	2	185
Paramount Global - Class B	5	56
Take-Two Interactive Software, Inc. (a)	2	220
The Interpublic Group of Companies, Inc.	4	117
T-Mobile USA, Inc.	5	809
Verizon Communications Inc.	40	1,666
Walt Disney Company, The	17	2,119
Warner Bros. Discovery, Inc. - Series A (a)	21	184
		37,272
Industrials 8.6%
3M Company	5	547
A. O. Smith Corporation	1	104
Allegion Public Limited Company	1	116
American Airlines, Inc. (a)	6	98
AMETEK, Inc.	2	401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	4	969
Axon Enterprise, Inc. (a)	1	205
Boeing Company, The (a)	5	1,045
Broadridge Financial Solutions, Inc.	1	234
Builders FirstSource, Inc. (a)	1	239
C.H. Robinson Worldwide, Inc.	1	83
Carrier Global Corporation	8	462
Caterpillar Inc.	5	1,761
Cintas Corporation	1	553
Copart, Inc. (a)	8	483
CSX Corporation	19	693
Cummins Inc.	1	390
Dayforce, Inc. (a)	1	97
Deere & Company	3	1,012
Delta Air Lines, Inc.	6	285
Dover Corporation	1	241
Eaton Corporation Public Limited Company	4	1,179
Emerson Electric Co.	5	618
Equifax Inc.	1	318
Expeditors International of Washington, Inc. - Class A	1	166
Fastenal Company	5	417
FedEx Corporation	2	626
Fortive Corporation	3	291
Generac Holdings Inc. (a)	1	69
General Dynamics Corporation	2	608
General Electric Company	10	1,804
Honeywell International Inc.	6	1,278
Howmet Aerospace Inc.	4	249
Hubbell Incorporated	1	207
Huntington Ingalls Industries, Inc.	—	113
IDEX Corporation	1	175
Illinois Tool Works Inc.	3	694
Ingersoll Rand Inc.	4	365
J.B. Hunt Transport Services, Inc.	1	157
Jacobs Solutions Inc.	1	187
Johnson Controls International Public Limited Company	6	421
L3Harris Technologies, Inc.	2	377
Leidos Holdings, Inc.	1	174
Lockheed Martin Corporation	2	927
Masco Corporation	2	170
Nordson Corporation	1	136
Norfolk Southern Corporation	2	540
Northrop Grumman Corporation	1	643
Old Dominion Freight Line, Inc.	2	371
Otis Worldwide Corporation	4	376
PACCAR Inc	5	604
Parker-Hannifin Corporation	1	667
Paychex, Inc.	3	370
Paycom Software, Inc.	—	85
Pentair Public Limited Company	2	139
Quanta Services, Inc.	1	353
Republic Services, Inc.	2	374
Robert Half Inc.	1	74
Rockwell Automation, Inc.	1	311
Rollins, Inc.	3	121
RTX Corporation	13	1,222
Snap-on Incorporated	1	144
Southwest Airlines Co.	5	159
Stanley Black & Decker, Inc.	1	140
Textron Inc.	2	175
Trane Technologies Public Limited Company	2	644
TransDigm Group Incorporated	1	647
Uber Technologies, Inc. (a)	19	1,498
Union Pacific Corporation	6	1,416
United Airlines Holdings, Inc. (a)	3	149
United Parcel Service, Inc. - Class B	7	1,015
United Rentals, Inc.	1	464
Veralto Corporation	2	179
Verisk Analytics, Inc.	1	323
W.W. Grainger, Inc.	—	428
Waste Management, Inc.	3	738
Westinghouse Air Brake Technologies Corporation	2	252
Xylem Inc.	2	297
		36,662
Consumer Staples 5.8%
Altria Group, Inc.	17	726
Archer-Daniels-Midland Company	5	311
Brown-Forman Corporation - Class B	2	86
Bunge Limited	1	138
Campbell Soup Company	2	81
Church & Dwight Co., Inc.	2	247
Coca-Cola Company, The	37	2,248
Colgate-Palmolive Company	8	703
Conagra Brands, Inc.	4	132
Constellation Brands, Inc. - Class A	2	408
Costco Wholesale Corporation	4	3,070
Dollar General Corporation	2	322
Dollar Tree, Inc. (a)	2	264
General Mills, Inc.	5	376
Hormel Foods Corporation	3	99
Kellanova	3	149
Kenvue Inc.	16	344
Keurig Dr Pepper Inc.	10	302
Kimberly-Clark Corporation	3	408
Kraft Foods Group, Inc.	7	275
Lamb Weston Holdings, Inc.	1	149
McCormick & Company, Incorporated	2	176
Molson Coors Beverage Company - Class B	2	122
Mondelez International, Inc. - Class A	13	889
Monster Beverage 1990 Corporation (a)	7	419
PepsiCo, Inc.	13	2,271
Philip Morris International Inc.	15	1,343
Procter & Gamble Company, The	22	3,605
Sysco Corporation	5	378
Target Corporation	4	777
The Clorox Company	1	175
The Estee Lauder Companies Inc. - Class A	2	344
The Hershey Company	1	282
The J. M. Smucker Company	1	124
The Kroger Co.	6	352
Tyson Foods, Inc. - Class A	3	157
Walgreens Boots Alliance, Inc.	7	145
Walmart Inc.	40	2,432
		24,829
Energy 3.8%
Apa Corp.	3	94
Baker Hughes Company - Class A	9	309
Chevron Corporation	16	2,584
ConocoPhillips	11	1,411
Coterra Energy Inc.	7	194
Devon Energy Corporation	6	307
Diamondback Energy, Inc.	2	340
EOG Resources, Inc.	6	703
EQT Corporation	4	142
Exxon Mobil Corporation	38	4,359
Halliburton Company	9	336
Hess Corporation	3	401
Kinder Morgan, Inc.	19	341
Marathon Oil Corporation	6	163
Marathon Petroleum Corporation	4	711
Occidental Petroleum Corporation	6	398
ONEOK, Inc.	5	435
Phillips 66	4	668
Pioneer Natural Resources Company	2	579
Schlumberger Limited	13	738
Targa Resources Corp.	2	237
The Williams Companies, Inc.	11	441
Valero Energy Corporation	3	540
		16,431
Materials 2.3%
Air Products and Chemicals, Inc.	2	513
Albemarle Corporation	1	145
Amcor Pty Ltd	14	129
Avery Dennison Corporation	1	169
Ball Corporation	3	205
Celanese Corporation - Class A	1	168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CF Industries Holdings, Inc.	2	150
Corteva, Inc.	7	377
Dow Inc.	7	387
DuPont de Nemours, Inc.	4	306
Eastman Chemical Company	1	111
Ecolab Inc.	2	558
FMC Corporation	1	75
Freeport-McMoRan Inc.	14	640
International Flavors & Fragrances Inc.	2	208
International Paper Company	3	126
Legacy Vulcan Corp.	1	337
Linde Public Limited Company	5	2,126
LyondellBasell Industries N.V. - Class A	2	244
Martin Marietta Materials, Inc.	1	357
MOS Holdings Inc.	3	97
Newmont Corporation	11	387
Nucor Corporation	2	465
Packaging Corporation of America	1	165
PPG Industries, Inc.	2	320
Steel Dynamics, Inc.	1	212
The Sherwin-Williams Company	2	778
WestRock Company	2	114
		9,869
Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	1	188
American Tower Corporation	4	870
AvalonBay Communities, Inc.	1	247
Boston Properties, Inc.	1	86
Camden Property Trust	1	98
CBRE Group, Inc. - Class A (a)	3	274
CoStar Group, Inc. (a)	4	370
Crown Castle Inc.	4	425
Digital Realty Trust, Inc.	3	406
Equinix, Inc.	1	734
Equity Residential	3	203
Essex Property Trust, Inc.	1	152
Extra Space Storage Inc.	2	289
Federal Realty Investment Trust	1	71
Healthpeak OP, LLC	7	124
Host Hotels & Resorts, Inc.	7	138
Invitation Homes Inc.	5	191
Iron Mountain Incorporated	3	226
Kimco Realty OP, LLC	6	122
Mid-America Apartment Communities, Inc.	1	151
ProLogis Inc.	9	1,136
Public Storage Operating Company	2	434
Realty Income Corporation	8	420
Regency Centers Corporation	2	93
SBA Communications Corporation - Class A	1	226
Simon Property Group, Inc.	3	489
UDR, Inc.	3	103
Ventas, Inc.	4	169
VICI Properties Inc.	10	292
Welltower Inc.	5	494
Weyerhaeuser Company	7	250
		9,471
Utilities 2.1%
Alliant Energy Corporation	2	120
Ameren Corporation	3	187
American Electric Power Company, Inc.	5	425
American Water Works Company, Inc.	2	220
Atmos Energy Corporation	1	164
CenterPoint Energy, Inc.	6	170
CMS Energy Corporation	3	162
Consolidated Edison, Inc.	3	293
Constellation Energy Group, Inc.	3	553
Dominion Energy, Inc.	8	391
DTE Energy Company	2	224
Duke Energy Corporation	7	704
Edison International	4	259
Entergy Corporation	2	210
Evergy, Inc.	2	116
Eversource Energy	3	203
Exelon Corporation	9	348
FirstEnergy Corp.	5	195
NextEra Energy, Inc.	19	1,238
NiSource Inc.	4	109
NRG Energy, Inc.	2	141
PG&E Corporation	20	335
Pinnacle West Capital Corporation	1	79
PPL Corporation	7	198
Public Service Enterprise Group Incorporated	5	315
Sempra	6	421
The AES Corporation	6	114
The Southern Company	10	732
WEC Energy Group Inc.	3	248
XCEL Energy Inc.	5	278
		9,152
Total Common Stocks (cost $289,901)		416,175
INVESTMENT COMPANIES 2.4%
iShares Core S&P 500 ETF	20	10,547
Total Investment Companies (cost $10,435)		10,547
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	2,910	2,910
Total Short Term Investments (cost $2,910)		2,910
Total Investments 100.3% (cost $303,246)		429,632
Other Assets and Liabilities, Net (0.3)%		(1,329)
Total Net Assets 100.0%		428,303

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,676	21,625	20,391	24	—	—	2,910	0.7
JNL Government Money Market Fund, 5.29% - Class SL	32	1,026	1,058	1	—	—	—	—
The Bank of New York Mellon Corporation	366	12	1	3	—	40	417	0.1
	2,074	22,663	21,450	28	—	40	3,327	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/07/18	311	419	0.1

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	June 2024	1,817	—	41

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	416,175	—	—	416,175
Investment Companies	10,547	—	—	10,547
Short Term Investments	2,910	—	—	2,910
	429,632	—	—	429,632
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	41	—	—	41
	41	—	—	41

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 97.7%
United States of America 57.4%
Accenture Public Limited Company - Class A	1	463
Adobe Inc. (a)	1	454
AFLAC Incorporated	5	420
Aptiv PLC (a)	3	271
Becton, Dickinson and Company	2	399
Bentley Systems, Incorporated - Class B	4	232
Bruker Corporation	4	336
Calix, Inc. (a)	6	193
Danaher Corporation	2	396
Deere & Company	1	319
Fair Isaac Corporation (a)	—	409
GE HealthCare Technologies Inc.	4	395
Hexcel Corporation	5	352
Intuit Inc.	1	448
Johnson & Johnson	2	252
Keysight Technologies, Inc. (a)	3	410
Microsoft Corporation	2	653
MSCI Inc. - Class A	1	463
NextEra Energy, Inc.	8	493
NVIDIA Corporation	1	519
On Semiconductor Corporation (a)	3	203
Palo Alto Networks, Inc. (a)	1	301
Procter & Gamble Company, The	2	326
Tetra Tech, Inc.	2	420
TopBuild Corp. (a)	1	372
Veralto Corporation	5	452
Visa Inc. - Class A (b)	2	634
Waste Management, Inc.	3	615
West Pharmaceutical Services, Inc.	1	285
		11,485
United Kingdom 10.5%
Experian PLC	9	413
Haleon PLC	74	312
Halma Public Limited Company	10	300
London Stock Exchange Group PLC	4	455
Relx PLC	7	289
Unilever PLC	6	324
		2,093
Netherlands 4.4%
ASML Holding N.V.	—	463
NXP Semiconductors N.V.	2	416
		879
Ireland 4.0%
Icon Public Limited Company (a)	1	491
Steris Public Limited Company	1	312
		803
Switzerland 3.3%
Alcon AG	4	358
Partners Group Holding AG	—	295
		653
Germany 2.9%
Deutsche Borse Aktiengesellschaft - Class N	1	243
Infineon Technologies AG - Class N	10	335
		578
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	490
India 2.4%
Apollo Hospitals Enterprise Limited	5	358
Dabur India Limited	20	126
		484
Japan 2.3%
Keyence Corporation	—	232
SMC Corporation	—	225
		457
Singapore 2.1%
Flex Ltd. (a)	14	415
Canada 1.5%
Groupe WSP Global Inc.	2	303
Indonesia 1.5%
PT Bank Mandiri (Persero) Tbk.	659	302
Norway 1.1%
TOMRA Systems ASA	14	224
Hong Kong 1.0%
AIA Group Limited	30	199
Finland 0.9%
Neste Oyj	7	187
Total Common Stocks (cost $16,345)		19,552
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	499	499
Total Short Term Investments (cost $499)		499
Total Investments 100.2% (cost $16,844)		20,051
Other Derivative Instruments (0.1)%		(12)
Other Assets and Liabilities, Net (0.1)%		(22)
Total Net Assets 100.0%		20,017

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	221	1,172	894	4	—	—	499	2.5
JNL Government Money Market Fund, 5.29% - Class SL	—	300	300	—	—	—	—	—
	221	1,472	1,194	4	—	—	499	2.5

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	04/18/24	AUD	461	301	(4)
BRL/USD	BOA	04/02/24	BRL	384	77	—
BRL/USD	CIT	05/03/24	BRL	384	76	—
CAD/USD	BOA	06/13/24	CAD	305	225	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	BOA	05/08/24	CHF	151	168	(5)
CNY/USD	RBS	05/23/24	CNY	3,617	503	(1)
EUR/USD	BOA	06/12/24	EUR	417	451	(7)
EUR/USD	BOA	06/12/24	EUR	91	98	—
HKD/USD	MSC	07/18/24	HKD	247	32	—
INR/USD	BOA	06/14/24	INR	3,287	39	—
JPY/USD	BOA	05/16/24	JPY	90,272	600	(10)
KRW/USD	CIT	04/18/24	KRW	277,361	206	(6)
SEK/USD	BOA	04/30/24	SEK	1,131	106	(2)
TWD/USD	SCB	05/24/24	TWD	1,000	31	—
USD/BRL	CIT	04/02/24	BRL	(384)	(77)	1
USD/CHF	BOA	05/08/24	CHF	(312)	(347)	8
USD/GBP	BOA	04/19/24	GBP	(333)	(420)	1
USD/GBP	MSC	04/19/24	GBP	(788)	(995)	5
USD/HKD	BOA	07/18/24	HKD	(1,055)	(135)	—
USD/INR	GSC	06/14/24	INR	(14,233)	(170)	1
USD/NOK	BOA	04/30/24	NOK	(1,605)	(147)	5
USD/TWD	BOA	05/24/24	TWD	(1,248)	(39)	1
USD/TWD	CIT	05/24/24	TWD	(3,382)	(106)	2
					477	(12)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	13,912	5,640	—	19,552
Short Term Investments	499	—	—	499
	14,411	5,640	—	20,051
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	24	—	24
	—	24	—	24
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(36)	—	(36)
	—	(36)	—	(36)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 97.1%
Consumer Staples 19.0%
Altria Group, Inc.	30	1,323
Archer-Daniels-Midland Company	5	334
Campbell Soup Company	5	237
Casey's General Stores, Inc.	6	1,999
Church & Dwight Co., Inc.	29	3,068
Coca-Cola Company, The	90	5,535
Colgate-Palmolive Company	64	5,761
Constellation Brands, Inc. - Class A	1	317
Costco Wholesale Corporation	8	6,010
Flowers Foods, Inc.	56	1,341
General Mills, Inc.	30	2,076
Hormel Foods Corporation	78	2,714
Kellanova	16	934
Kimberly-Clark Corporation	1	182
Kraft Foods Group, Inc.	58	2,122
Mondelez International, Inc. - Class A	69	4,829
Monster Beverage 1990 Corporation (a)	81	4,777
PepsiCo, Inc.	31	5,383
Philip Morris International Inc.	49	4,500
Procter & Gamble Company, The	36	5,832
Seaboard Corporation	—	329
The Clorox Company	11	1,621
The Hershey Company	21	4,063
The J. M. Smucker Company	23	2,851
The Kroger Co.	85	4,863
Walmart Inc.	104	6,239
		79,240
Health Care 18.6%
Abbott Laboratories	43	4,935
AbbVie Inc.	28	5,131
Agilent Technologies, Inc.	2	265
Amgen Inc.	10	2,948
Becton, Dickinson and Company	4	998
Bristol-Myers Squibb Company	11	578
Cardinal Health, Inc.	3	293
Cencora, Inc.	3	633
Chemed Corporation	5	3,280
Danaher Corporation	16	4,104
Elevance Health, Inc.	6	3,361
Eli Lilly and Company	9	6,617
GE HealthCare Technologies Inc.	8	754
Hologic, Inc. (a)	3	225
Humana Inc.	9	3,004
Johnson & Johnson	33	5,278
McKesson Corporation	11	6,134
Medtronic, Inc.	38	3,340
Merck & Co., Inc.	47	6,239
Regeneron Pharmaceuticals, Inc. (a)	4	3,477
Stryker Corporation	2	551
The Cigna Group	3	1,221
Thermo Fisher Scientific Inc.	2	1,318
United Therapeutics Corporation (a)	8	1,909
UnitedHealth Group Incorporated	10	4,939
Veeva Systems Inc. - Class A (a)	3	720
Vertex Pharmaceuticals Incorporated (a)	12	4,948
West Pharmaceutical Services, Inc.	1	250
		77,450
Industrials 13.5%
AMETEK, Inc.	1	248
Automatic Data Processing, Inc.	5	1,219
C.H. Robinson Worldwide, Inc.	4	323
Caci International Inc. - Class A (a)	11	4,341
Caterpillar Inc.	5	1,983
Cintas Corporation	3	1,876
Copart, Inc. (a)	52	2,991
Crane Company	1	131
Deere & Company	2	668
Eaton Corporation Public Limited Company	1	250
FedEx Corporation	3	727
FTI Consulting, Inc. (a)	21	4,414
General Dynamics Corporation	1	306
General Electric Company	30	5,349
Honeywell International Inc.	4	743
Illinois Tool Works Inc.	6	1,476
J.B. Hunt Transport Services, Inc.	1	231
Landstar System, Inc.	4	863
Leidos Holdings, Inc.	2	301
Lockheed Martin Corporation	12	5,424
Northrop Grumman Corporation	6	2,697
Old Dominion Freight Line, Inc.	8	1,648
Republic Services, Inc.	33	6,389
Rollins, Inc.	8	386
Union Pacific Corporation	11	2,589
United Parcel Service, Inc. - Class B	7	1,034
Verisk Analytics, Inc.	5	1,272
Waste Management, Inc.	31	6,558
		56,437
Information Technology 12.1%
Accenture Public Limited Company - Class A	11	3,688
Adobe Inc. (a)	5	2,593
Amdocs Limited	3	258
Apple Inc.	28	4,871
Arista Networks, Inc. (a)	5	1,326
Atlassian Corporation - Class A (a)	2	344
Avnet, Inc.	3	137
Broadcom Inc.	3	3,560
Cadence Design Systems, Inc. (a)	5	1,417
Cisco Systems, Inc.	114	5,666
CrowdStrike Holdings, Inc. - Class A (a)	4	1,154
Dolby Laboratories, Inc. - Class A	25	2,090
Fortinet, Inc. (a)	8	555
Hewlett Packard Enterprise Company	7	132
International Business Machines Corporation	18	3,453
Microsoft Corporation	7	3,139
NetApp, Inc.	12	1,216
NVIDIA Corporation	4	3,521
Oracle Corporation	10	1,315
Palo Alto Networks, Inc. (a)	8	2,250
Roper Technologies, Inc.	9	5,243
Synopsys, Inc. (a)	2	1,058
Teledyne Technologies Incorporated (a)	1	413
Texas Instruments Incorporated	7	1,138
		50,537
Financials 11.8%
AFLAC Incorporated	9	795
AON Public Limited Company - Class A	4	1,353
Arch Capital Group Ltd. (a)	24	2,178
Assurant, Inc.	2	385
Cboe Global Markets, Inc.	28	5,215
Chubb Limited	20	5,231
Cincinnati Financial Corporation	2	258
CME Group Inc. - Class A	28	5,973
Everest Re Group, Ltd.	7	2,744
Intercontinental Exchange, Inc.	2	212
Loews Corporation	5	416
Markel Group Inc. (a)	—	359
Marsh & Mclennan Companies, Inc.	1	256
MasterCard Incorporated - Class A	8	3,661
Reinsurance Group of America, Incorporated	1	271
RenaissanceRe Holdings Ltd	2	421
The Allstate Corporation	7	1,258
The Hartford Financial Services Group, Inc.	8	871
The Progressive Corporation	16	3,375
The Travelers Companies, Inc.	22	4,991
Unum Group	6	347
Visa Inc. - Class A (b)	21	5,833
W. R. Berkley Corporation	6	506
White Mountains Insurance Group Ltd	1	2,054
		48,963
Communication Services 8.3%
Alphabet Inc. - Class A (a)	41	6,142
AT&T Inc.	293	5,151
Electronic Arts Inc.	37	4,880
Meta Platforms, Inc. - Class A	13	6,349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sphere Entertainment Co. - Class A (a)	1	128
The New York Times Company - Class A	8	351
T-Mobile USA, Inc.	35	5,766
Verizon Communications Inc.	135	5,659
		34,426
Consumer Discretionary 8.2%
AutoZone, Inc. (a)	2	6,518
Booking Holdings Inc.	1	3,272
Chipotle Mexican Grill, Inc. (a)	1	1,788
Deckers Outdoor Corporation (a)	4	3,312
Garmin Ltd.	19	2,799
Grand Canyon Education, Inc. (a)	2	288
McDonald's Corporation	20	5,501
O'Reilly Automotive, Inc. (a)	6	6,289
TJX Companies, Inc., The	22	2,268
Ulta Beauty, Inc. (a)	4	2,248
		34,283
Energy 3.3%
Chevron Corporation	17	2,752
ConocoPhillips	21	2,716
EOG Resources, Inc.	27	3,392
HF Sinclair Corporation	5	328
Marathon Petroleum Corporation	9	1,884
Phillips 66	9	1,449
Valero Energy Corporation	8	1,285
		13,806
Materials 1.8%
Linde Public Limited Company	5	2,406
Packaging Corporation of America	4	696
Reliance, Inc.	9	2,900
Royal Gold, Inc.	12	1,519
		7,521
Utilities 0.5%
Consolidated Edison, Inc.	6	517
Duke Energy Corporation	16	1,593
		2,110
Total Common Stocks (cost $327,919)		404,773
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	11,553	11,553
Total Short Term Investments (cost $11,553)		11,553
Total Investments 99.9% (cost $339,472)		416,326
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.1%		551
Total Net Assets 100.0%		416,876
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	9,233	20,407	18,087	180	—	—	11,553	2.8
JNL Government Money Market Fund, 5.29% - Class SL	—	5	5	—	—	—	—	—
	9,233	20,412	18,092	180	—	—	11,553	2.8

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	27	June 2024	7,055	(1)	111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	404,773	—	—	404,773
Short Term Investments	11,553	—	—	11,553
	416,326	—	—	416,326
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	111	—	—	111
	111	—	—	111

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 96.5%
Netherlands 14.5%
Adyen N.V. (a) (b)	25	42,638
ASML Holding N.V.	49	47,607
Exor Nederland N.V.	188	20,898
		111,143
United States of America 11.1%
Elastic N.V. (a)	154	15,407
Illumina, Inc. (a)	63	8,680
Moderna, Inc. (a)	194	20,631
NVIDIA Corporation	34	30,870
Tesla Inc. (a)	53	9,236
		84,824
China 9.1%
Baidu, Inc. - Class A - ADR (a)	48	5,052
Full Truck Alliance Co. Ltd. - Class A - ADR	315	2,287
Ganfeng Lithium Group Co., Ltd - Class H (b)	484	1,482
Meituan - Class B (a) (b)	1,404	17,419
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	161	18,681
Tencent Holdings Limited	558	21,745
Wuxi Biologics Cayman Inc (a) (b)	1,673	3,066
		69,732
Sweden 9.0%
Atlas Copco Aktiebolag - Class A	1,551	26,161
Kinnevik AB - Class B (a)	372	4,152
Spotify Technology S.A. (a)	148	39,058
		69,371
Brazil 8.1%
MercadoLibre, Inc. (a)	31	46,866
NU Holdings Ltd. - Class A (a)	1,287	15,356
		62,222
Denmark 5.3%
Ambu A/S - Class B (a)	401	6,593
Genmab A/S (a)	61	18,293
Vestas Wind Systems A/S (a)	564	15,722
		40,608
France 4.6%
Hermes International	2	3,935
Kering	26	10,267
L'Oreal	39	18,450
Soitec (a)	25	2,561
		35,213
Taiwan 4.5%
Taiwan Semiconductor Manufacturing Company Limited	1,426	34,362
Italy 4.2%
Ferrari N.V.	61	26,508
Prysmian S.p.A.	105	5,487
		31,995
Belgium 3.8%
argenx SE (a)	56	22,203
Umicore (c)	310	6,680
		28,883
Japan 3.2%
M3, Inc.	569	8,207
Nidec Corporation	193	7,986
SBI Holdings, Inc.	105	2,768
SMC Corporation	10	5,516
		24,477
South Korea 2.6%
Coupang, Inc. - Class A (a)	1,141	20,299
Israel 2.6%
Mobileye Global Inc. - Class A (a) (c)	127	4,074
SolarEdge Technologies Ltd. (a) (c)	26	1,846
Wix.Com Ltd. (a)	102	14,036
		19,956
United Kingdom 2.5%
Ocado Group PLC (a)	1,203	6,889
Wise PLC - Class A (a)	1,069	12,495
		19,384
Australia 2.5%
Atlassian Corporation - Class A (a)	26	5,113
WiseTech Global Limited	228	13,949
		19,062
Germany 2.4%
Delivery Hero SE (a) (b)	246	7,019
Hellofresh SE (a)	257	1,825
Jumia Technologies AG - ADR (a)	202	1,034
Zalando SE (a) (b)	303	8,656
		18,534
Hong Kong 2.0%
AIA Group Limited	1,858	12,500
Hong Kong Exchanges and Clearing Limited	99	2,903
		15,403
Switzerland 1.6%
Temenos AG - Class N	54	3,856
VAT Group AG (b)	16	8,259
		12,115
India 1.1%
HDFC Bank Limited	494	8,601
Singapore 0.8%
Sea Limited - Class A - ADR (a)	117	6,258
Norway 0.5%
Autostore Holdings Ltd (a) (b)	2,067	3,812
Canada 0.5%
Shopify Inc. - Class A (a)	45	3,489
Total Common Stocks (cost $957,977)		739,743
PREFERRED STOCKS 1.7%
Germany 1.7%
Sartorius Aktiengesellschaft	34	13,478
Total Preferred Stocks (cost $17,535)		13,478
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	12,501	12,501
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	1,838	1,838
Total Short Term Investments (cost $14,339)		14,339
Total Investments 100.1% (cost $989,851)		767,560
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net (0.1)%		(818)
Total Net Assets 100.0%		766,735

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	9,002	41,442	37,943	98	—	—	12,501	1.6
JNL Government Money Market Fund, 5.29% - Class SL	—	7,512	5,674	1	—	—	1,838	0.3
	9,002	48,954	43,617	99	—	—	14,339	1.9

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	55,581	42,638	5.5
Autostore Holdings Ltd	10/17/22	3,929	3,812	0.5
Delivery Hero SE	04/13/21	30,299	7,019	0.9
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	1,482	0.2
Meituan - Class B	04/13/21	42,003	17,419	2.3
VAT Group AG	03/13/23	5,200	8,259	1.1
Wuxi Biologics Cayman Inc	06/17/21	17,919	3,066	0.4
Zalando SE	04/13/21	32,124	8,656	1.1
		191,158	92,351	12.0

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	04/03/24	HKD	11,521	1,472	(1)
SEK/USD	BBH	04/02/24	SEK	8,019	749	(6)
					2,221	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks
Netherlands	—	111,143	—	111,143
United States of America	84,824	—	—	84,824
China	26,020	43,712	—	69,732
Sweden	39,058	30,313	—	69,371
Brazil	62,222	—	—	62,222
Denmark	—	40,608	—	40,608
France	—	35,213	—	35,213
Taiwan	—	34,362	—	34,362
Italy	—	31,995	—	31,995
Belgium	—	28,883	—	28,883
Japan	—	24,477	—	24,477
South Korea	20,299	—	—	20,299
Israel	19,956	—	—	19,956
United Kingdom	—	19,384	—	19,384
Australia	5,113	13,949	—	19,062
Germany	1,034	17,500	—	18,534
Hong Kong	—	15,403	—	15,403
Switzerland	—	12,115	—	12,115
India	—	8,601	—	8,601
Singapore	6,258	—	—	6,258
Norway	—	3,812	—	3,812
Canada	3,489	—	—	3,489
Preferred Stocks	—	13,478	—	13,478
Short Term Investments	14,339	—	—	14,339
	282,612	484,948	—	767,560
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	—	(7)	—	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.0%
Information Technology 30.3%
Aurora Innovations Inc. - Class A (a)	29	82
Cloudflare, Inc. - Class A (a)	26	2,532
Datadog, Inc. - Class A (a)	13	1,546
HashiCorp, Inc. - Class A (a)	22	597
NVIDIA Corporation	6	5,139
Samsara Inc. - Class A (a)	22	848
Shopify Inc. - Class A (a)	74	5,711
Snowflake Inc. - Class A (a)	7	1,131
Sprout Social, Inc. - Class A (a)	12	713
Workday, Inc. - Class A (a)	8	2,162
		20,461
Consumer Discretionary 25.7%
Amazon.com, Inc. (a)	31	5,634
Chewy, Inc. - Class A (a)	30	470
Coursera, Inc. (a)	50	697
Doordash, Inc. - Class A (a)	24	3,262
Duolingo, Inc. - Class A (a)	8	1,837
Rivian Automotive, Inc. - Class A (a) (b)	12	135
Sweetgreen, Inc. - Class A (a)	48	1,212
Tesla Inc. (a)	14	2,453
Wayfair Inc. - Class A (a)	18	1,207
YETI Holdings, Inc. (a)	13	493
		17,400
Communication Services 22.9%
Meta Platforms, Inc. - Class A	7	3,638
Netflix, Inc. (a)	5	3,239
Pinterest, Inc. - Class A (a)	38	1,312
Roblox Corporation - Class A (a)	31	1,196
Roku Inc. - Class A (a)	13	821
The Trade Desk, Inc. - Class A (a)	60	5,286
		15,492
Health Care 12.1%
10X Genomics, Inc. - Class A (a)	11	399
Alnylam Pharmaceuticals, Inc. (a)	5	747
Denali Therapeutics Inc. (a)	28	566
Doximity, Inc. - Class A (a)	18	492
Guardant Health, Inc. (a)	24	505
Inspire Medical Systems, Inc. (a)	6	1,194
Insulet Corporation (a)	5	781
Moderna, Inc. (a)	23	2,446
Penumbra, Inc. (a)	2	558
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	29	288
Sana Biotechnology, Inc. (a)	19	191
		8,167
Real Estate 2.8%
CoStar Group, Inc. (a)	19	1,882
Industrials 2.3%
Watsco, Inc.	4	1,560
Financials 2.0%
Affirm Holdings, Inc. - Class A (a)	30	1,113
Lemonade, Inc. (a) (b)	16	262
		1,375
Consumer Staples 0.7%
Oddity Tech Ltd - Class A (a)	11	469
Materials 0.2%
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	138	161
Total Common Stocks (cost $65,192)		66,967
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	1,032	1,032
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	216	216
Total Short Term Investments (cost $1,248)		1,248
Total Investments 100.9% (cost $66,440)		68,229
Other Assets and Liabilities, Net (0.9)%		(587)
Total Net Assets 100.0%		67,642

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Baillie Gifford U.S. Equity Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,122	8,742	8,832	10	—	—	1,032	1.5
JNL Government Money Market Fund, 5.29% - Class SL	414	3,156	3,354	9	—	—	216	0.3
	1,536	11,898	12,186	19	—	—	1,248	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	66,967	—	—	66,967
Rights	—	—	14	14
Short Term Investments	1,248	—	—	1,248
	68,215	—	14	68,229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 63.6%
Information Technology 15.9%
Acer Inc.	420	614
Adobe Inc. (a)	26	13,193
Advanced Micro Devices, Inc. (a) (b)	53	9,526
Advantech Co., Ltd.	8	102
Altair Engineering Inc. - Class A (a)	30	2,585
Amkor Technology, Inc.	3	85
ANSYS, Inc. (a)	4	1,545
Apple Inc. (c)	242	41,481
Applied Materials, Inc.	64	13,144
ASE Technology Holding Co., Ltd.	93	449
ASML Holding N.V.	29	28,499
ASUSTeK Computer Inc.	67	886
Atlassian Corporation - Class A (a)	3	662
Autodesk, Inc. (a)	4	956
Avaya Holdings Corp. (a)	—	2
Azbil Corporation (d)	2	53
Bechtle Aktiengesellschaft	1	75
Brother Industries, Ltd. (d)	3	56
Cadence Design Systems, Inc. (a)	29	9,019
Chicony Electronics Co., Ltd	7	48
Compal Electronics, Inc.	891	1,070
Confluent, Inc. - Class A (a)	262	8,003
CrowdStrike Holdings, Inc. - Class A (a)	21	6,633
Dassault Systemes	16	697
Dell Technologies Inc. - Class C	8	920
Dynatrace, Inc. (a)	27	1,231
Elm Company	—	109
EPAM Systems, Inc. (a)	1	168
F5, Inc. (a)	31	5,792
Fortinet, Inc. (a)	59	4,011
FUJIFILM Holdings Corporation	122	2,744
Genius Electronic Optical Co., Ltd.	3	48
HCL Technologies Limited	12	214
Informatica Inc. - Class A (a)	45	1,567
Intel Corporation	50	2,191
Intuit Inc.	6	4,202
Inventec Corporation	134	246
Keyence Corporation	26	11,838
Keysight Technologies, Inc. (a)	11	1,714
KLA Corporation	5	3,292
Lam Research Corporation	6	6,301
Lookout, Inc. (e) (f)	21	29
Lookout, Inc. - Series F (e) (f)	284	783
Marvell Technology, Inc.	28	1,976
MediaTek Inc.	54	1,963
Microchip Technology Incorporated	10	935
Micron Technology, Inc. (b)	105	12,322
Microsoft Corporation	199	83,752
Mirion Technologies (US), Inc. - Class A (a)	42	477
Money Forward, Inc. (a)	18	812
Monolithic Power Systems, Inc.	—	241
Motorola Solutions, Inc.	2	743
Net One Systems Co., Ltd.	15	266
NetApp, Inc.	5	485
Nice Ltd - ADR (a)	44	11,551
Nomura Research Institute, Ltd.	76	2,143
Novatek Microelectronics Corporation	24	443
NVIDIA Corporation (b)	69	62,415
Oracle Corporation	138	17,368
Oracle Corporation Japan	2	128
Otsuka Corporation	36	753
Palo Alto Networks, Inc. (a)	18	5,105
Qualcomm Incorporated	4	655
Quanta Computer Inc.	252	2,223
Rakus Co., Ltd. (d)	77	1,040
Renesas Electronics Corporation	29	513
Roper Technologies, Inc.	4	2,233
Salesforce, Inc.	53	15,954
Samsung Electronics Co Ltd	10	614
Samsung SDI Co., Ltd.	1	342
SCREEN Holdings Co., Ltd. (d)	10	1,270
SCSK Corporation	4	69
Seagate Technology Holdings Public Limited Company	10	960
ServiceNow, Inc. (a)	2	1,410
Shenzhen Transsion Holdings Co., Ltd. - Class A	34	760
Shopify Inc. - Class A (a)	15	1,163
SK Hynix Inc.	59	7,849
Skyworks Solutions, Inc.	19	2,089
Snowflake Inc. - Class A (a)	2	355
STMicroelectronics N.V.	6	259
Sunny Optical Technology (Group) Company Limited	75	382
Taiwan Semiconductor Manufacturing Company Limited	570	13,735
TDK Corporation	4	206
Tokyo Electron Limited	7	1,752
Venture Corporation Limited	5	56
VeriSign, Inc. (a)	8	1,533
Wiwynn Corporation	3	206
Workday, Inc. - Class A (a)	6	1,635
Xero Limited (a)	8	700
Zhongji Innolight Co., Ltd. - Class A	12	248
Zscaler, Inc. (a)	15	2,850
		453,722
Financials 9.3%
ABN AMRO Bank N.V. - DUTCHCERT (f)	80	1,362
Abu Dhabi Commercial Bank PJSC	28	64
Aditya Birla Capital Limited (a)	82	174
Ageas SA/NV	16	720
AIA Group Limited	625	4,207
Aktiebolaget Industrivarden - Class A	7	241
ANZ Group Holdings Limited	41	782
AXA	58	2,188
Axis Bank Limited	20	250
B3 S.A. - Brasil, Bolsa, Balcao	672	1,608
Banco Bilbao Vizcaya Argentaria, S.A. (d)	90	1,075
Banco Santander, S.A.	460	2,244
Bancolombia SA - ADR	2	57
Banque Nationale Du Canada	17	1,469
Barclays PLC	323	748
BB Seguridade Participacoes S.A.	6	39
Berkshire Hathaway Inc. - Class B (a)	2	975
BNP Paribas	96	6,818
BOK Financial Corporation	1	95
Capital One Financial Corporation	4	616
Capitec Bank Holdings	3	373
China Life Insurance Company Limited - Class A	53	210
Chubb Limited	59	15,380
CIMB Group Holdings Berhad	40	55
Cincinnati Financial Corporation	4	523
Citigroup Inc.	41	2,584
Comerica Incorporated	3	152
Credicorp Ltd.	1	225
Customers Bancorp, Inc. (a)	1	43
Direct Line Insurance Group PLC	111	274
Fairfax Financial Holdings Limited	—	302
Finecobank Banca Fineco SPA	13	201
First Citizens BancShares, Inc. - Class A	—	185
FirstRand Limited (d)	104	340
Franklin Resources, Inc.	116	3,273
Globe Life Inc.	—	51
Hargreaves Lansdown PLC	41	379
Huntington Bancshares Incorporated	18	251
International Bancshares Corporation	1	73
Intesa Sanpaolo SPA	3,419	12,407
Invesco Ltd.	103	1,707
JPMorgan Chase & Co. (b)	141	28,220
Julius Bar Gruppe AG - Class N	4	221
KakaoBank Corp.	28	585
KB Financial Group Inc.	21	1,074
KBC Groep	3	231
Kotak Mahindra Bank Limited	4	94
London Stock Exchange Group PLC	21	2,568
LPL Financial Holdings Inc.	43	11,258
Macquarie Group Limited	4	565

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	7	1,507
Marsh & Mclennan Companies, Inc.	77	15,850
MasterCard Incorporated - Class A	66	31,727
Medibank Private Limited	155	379
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	63	932
Meritz Financial Group Inc.	10	606
Metropolitan Bank & Trust Company	74	86
Mitsubishi UFJ Financial Group Inc	1,175	11,953
Mizuho Financial Group, Inc.	37	736
Mr. Cooper Group Inc. (a)	10	814
MSCI Inc. - Class A	6	3,195
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	—	179
Nasdaq, Inc.	31	1,983
National Bank of Greece SA - Class R (a)	51	398
NatWest Group PLC	211	706
New York Community Bancorp, Inc. - Series A	14	45
OTP Bank Nyrt.	3	154
Oversea-Chinese Banking Corporation Limited	9	88
Piraeus Financial Holdings S.A. - Class R (a)	6	27
Power Corporation of Canada (d)	105	2,958
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	7	109
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	65	791
Principal Financial Group, Inc.	6	556
PT Bank Mandiri (Persero) Tbk.	872	399
PT Bank Syariah Indonesia TBK	1,758	301
PT. Bank Central Asia Tbk	996	633
S&P Global Inc.	11	4,890
SCOR SE	7	229
Screaming Eagle Acquisition Corp. - Class A (a)	30	325
Sompo Holdings, Inc.	25	518
Standard Chartered PLC	54	454
State Street Corporation	6	445
Synchrony Financial	56	2,421
T. Rowe Price Group, Inc.	18	2,168
Texas Capital Bancshares, Inc. (a)	3	169
The Goldman Sachs Group, Inc.	21	8,842
The Hartford Financial Services Group, Inc.	11	1,096
The PNC Financial Services Group, Inc.	19	3,026
The Progressive Corporation	63	12,950
The Saudi National Bank	26	281
The Travelers Companies, Inc.	8	1,820
Toronto-Dominion Bank, The	15	907
UBS Group AG	391	12,016
UniCredit S.p.A.	277	10,510
United Overseas Bank Limited	6	126
Visa Inc. - Class A	29	8,230
Wells Fargo & Company	154	8,906
		266,977
Health Care 8.4%
Abbott Laboratories	50	5,665
AbbVie Inc.	49	8,879
Aier Eye Hospital Group Co., Ltd - Class A	87	154
Alcon AG	6	506
Alfresa Holdings Corporation	8	117
Align Technology, Inc. (a)	1	167
Amgen Inc.	6	1,840
AstraZeneca PLC - ADR	67	4,559
AstraZeneca PLC	61	8,187
Baxter International Inc.	8	359
Bayer Aktiengesellschaft - Class N	12	379
Becton, Dickinson and Company	1	352
Boston Scientific Corporation (a)	263	17,980
Bristol-Myers Squibb Company	25	1,375
Cardinal Health, Inc.	3	338
Centene Corporation (a)	29	2,261
Chugai Pharmaceutical Co., Ltd.	4	145
Cipla Limited	14	255
CSL Limited	4	827
Daiichi Sankyo Company, Ltd	66	2,094
Dentsply Sirona Inc.	17	559
DexCom, Inc. (a) (b)	38	5,331
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	—	33
Eisai Co., Ltd.	14	586
Eli Lilly and Company (b)	22	16,976
EssilorLuxottica	48	10,835
Galderma Group AG (a)	27	1,889
Genmab A/S (a)	1	341
Getinge AB - Class B	16	316
Gilead Sciences, Inc.	13	927
Grand Round, Inc. (e) (f)	644	593
GSK PLC	61	1,303
HCA Healthcare, Inc.	1	370
Hikma Pharmaceuticals Public Limited Company	16	396
Hoya Corporation	41	5,116
Huadong Medicine Co., ltd - Class A	36	152
Humana Inc.	18	6,373
Incyte Corporation (a)	7	402
Insulet Corporation (a)	10	1,685
Intuitive Surgical, Inc. (a)	32	12,762
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	6	40
Johnson & Johnson	72	11,321
Lonza Group AG	—	220
M3, Inc. (d)	13	189
MANI, Inc.	4	54
Masimo Corporation (a)	26	3,832
McKesson Corporation	1	694
Merck & Co., Inc. (b)	140	18,456
Mettler-Toledo International Inc. (a)	1	1,181
Moderna, Inc. (a)	5	566
Nipro Corporation (d)	6	48
NMC Health PLC (e)	162	—
Novartis AG - Class N	43	4,201
Novo Nordisk A/S - Class B	110	14,098
Ono Pharmaceutical Co., Ltd.	36	586
Regeneron Pharmaceuticals, Inc. (a)	—	368
ResMed Inc.	12	2,286
Sanofi	86	8,353
Santen Pharmaceutical Co., Ltd.	24	235
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	54	88
Stryker Corporation	3	992
Suzuken Co., Ltd. (d)	3	100
Sysmex Corporation (d)	306	5,453
Takeda Pharmaceutical Co Ltd	51	1,413
Teleflex Incorporated	1	249
Thermo Fisher Scientific Inc.	27	15,648
UnitedHealth Group Incorporated	35	17,124
Universal Health Services, Inc. - Class B	6	1,012
Vertex Pharmaceuticals Incorporated (a)	10	4,372
WuXi AppTec Co., Ltd. - Class A	81	524
WuXi AppTec Co., Ltd. - Class H (d) (f)	61	289
Zoetis Inc. - Class A	18	3,025
		240,401
Industrials 8.0%
3M Company	9	958
A. O. Smith Corporation	7	629
A.P. Moller - Maersk A/S - Class B	—	419
AENA, S.M.E., S.A. (f)	1	119
Air Arabia PJSC	111	84
Aktiebolaget SKF - Class B	30	621
ANA Holdings Inc. (d)	9	182
Assa Abloy AB - Class B	118	3,397
Atlas Copco Aktiebolag - Class A	32	542
BAE Systems PLC	1,138	19,409
BayCurrent Consulting , Inc.	16	314
Bharat Electronics Limited	50	121
Boeing Company, The (a)	6	1,136
Builders FirstSource, Inc. (a)	9	1,903
Canadian National Railway Company	9	1,250
Caterpillar Inc. (b)	4	1,425
Compagnie De Saint-Gobain	113	8,739
Contemporary Amperex Technology Co., Limited - Class A	143	3,737
Copart, Inc. (a)	32	1,843
Cummins Inc.	8	2,327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Daikin Industries, Ltd.	28	3,905
Delta Air Lines, Inc.	214	10,244
Deutsche Lufthansa Aktiengesellschaft	100	788
Embraer SA (a)	49	325
EVA Airways Corporation	405	401
Expeditors International of Washington, Inc. - Class A	1	62
Experian PLC	14	613
FANUC Corporation	269	7,522
Ferguson Holdings Limited	3	604
Flughafen Zurich AG - Class N	—	72
Fortive Corporation	142	12,201
Frontken Corporation Berhad	112	92
Geberit AG - Class N	—	40
General Dynamics Corporation	8	2,154
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	336
GS Engineering & Construction Corp.	14	156
Hanwha Aerospace CO., LTD.	8	1,186
HD Hyundai Infracore Co., Ltd.	90	570
Hindustan Aeronautics Limited	6	257
Honeywell International Inc.	1	229
Howmet Aerospace Inc.	2	144
Illinois Tool Works Inc.	4	1,139
Ingersoll Rand Inc.	170	16,111
Japan Airlines Co., Ltd.	481	9,152
Jardine Matheson Holdings Limited	3	93
Kamigumi Co., Ltd. (d)	4	81
Kingspan Group Public Limited Company	15	1,386
Komatsu Ltd.	308	9,104
Kone Corporation - Class B	8	365
Kuhne & Nagel International AG (d)	6	1,533
Kyushu Railway Company	25	565
Larsen and Toubro Limited	3	151
Leidos Holdings, Inc.	4	492
Lockheed Martin Corporation	21	9,757
Makita Corporation	31	880
Masco Corporation	32	2,520
Mitsubishi Electric Corporation	94	1,571
Mitsui & Co., Ltd.	180	8,443
Mitsui O.S.K. Lines, Ltd. (d)	32	991
MTR Corporation Limited	18	58
Nidec Corporation	66	2,716
Northrop Grumman Corporation	20	9,655
Orient Overseas (International) Limited	15	180
Otis Worldwide Corporation	2	160
PACCAR Inc	12	1,523
Palladyne AI Corp. (a) (d)	1	2
Paychex, Inc.	10	1,257
Persol Holdings Co., Ltd.	37	51
PT Astra International Tbk	341	111
Qantas Airways Limited (a)	58	206
Relx PLC	161	6,941
Riyadh Cables Group of Companies	2	55
Rollins, Inc.	20	940
Rolls-Royce PLC (a)	222	1,194
RTX Corporation	8	770
Rumo S.A	11	49
RXO Inc (a)	8	180
Schneider Electric SE	3	607
SGS SA (d)	8	789
Siemens Aktiengesellschaft - Class N	39	7,478
Singapore Technologies Engineering Ltd	32	96
SITC International Holdings Company Limited	102	187
SMC Corporation	13	7,148
Snap-on Incorporated	3	794
Sojitz Corporation (d)	33	861
Spirax-Sarco Engineering PLC	24	3,034
TechnoPro Holdings, Inc.	2	32
Teleperformance SE	2	166
TransDigm Group Incorporated	3	3,168
Trelleborg AB - Class B	26	925
Uber Technologies, Inc. (a) (b)	9	685
United Parcel Service, Inc. - Class B	39	5,794
Veralto Corporation	90	7,969
Verisk Analytics, Inc.	14	3,402
Vestas Wind Systems A/S (a)	48	1,330
WEG SA	139	1,062
Weir Group PLC(The)	4	113
Wolters Kluwer N.V. - Class C	2	277
		227,355
Consumer Discretionary 7.8%
Accor	118	5,485
Adidas AG - Class N	29	6,457
Amadeus IT Holding, S.A. (f)	3	222
Amazon.com, Inc. (a) (c)	285	51,371
Bajaj Auto Limited	1	80
Bayerische Motoren Werke Aktiengesellschaft	16	1,868
Bic Camera Inc.	5	45
Bloomberry Resorts Corporation	624	123
Booking Holdings Inc.	1	2,550
Boyd Gaming Corporation	1	81
Bridgestone Corporation	13	581
Burberry Group PLC	63	964
BYD Company Limited - Class H	399	10,246
Caesars Entertainment, Inc. (a)	13	588
Carnival Corporation (a)	12	200
Compass Group PLC	122	3,569
Deckers Outdoor Corporation (a)	2	1,451
Eicher Motors Limited	1	71
Ferrari N.V.	13	5,500
Fila Holdings Corp.	3	95
Floor & Decor Holdings, Inc. - Class A (a)	31	4,082
Ford Motor Company	91	1,215
General Motors Company	77	3,513
Genius Sports Limited (a)	107	612
Genting Singapore Limited	64	42
Golden Entertainment, Inc.	2	78
Haidilao International Holding Ltd. (f)	266	602
Hermes International	1	3,248
Hero MotoCorp Limited	3	143
Hilton Worldwide Holdings Inc.	21	4,430
Honda Motor Co., Ltd. (d)	536	6,631
Hyundai Motor Company	3	541
Industria de Diseno Textil, S.A.	20	1,029
Jawbone Inc. (e) (f)	98	—
JD Sports Fashion PLC	129	219
JD.com, Inc. - Class A	60	827
Jollibee Foods Corporation	21	95
Kingfisher PLC	92	291
La Francaise Des Jeux (g)	16	662
Landsea Homes Corporation (a)	21	307
Las Vegas Sands Corp.	44	2,290
Lennar Corporation - Class A	6	1,009
Li Auto Inc. (a)	100	1,543
LKQ Corporation	212	11,305
Lojas Renner S/A.	259	874
LPP Spolka Akcyjna	—	73
Lululemon Athletica Canada Inc. (a)	1	266
LVMH Moet Hennessy Louis Vuitton	18	16,168
M/I Homes, Inc. (a)	8	1,098
Magazine Luiza S.A.	932	334
Maruti Suzuki India Limited	1	157
Mazda Motor Corporation (d)	103	1,201
McDonald's Corporation	39	10,930
Meituan - Class B (a) (f)	—	1
Mercedes-Benz Group AG - Class N	83	6,580
MGM Resorts International (a)	107	5,070
Panasonic Holdings Corporation	213	2,032
Pearson PLC	60	782
Peloton Interactive, Inc. - Class A (a)	82	351
Prosus N.V. - Class N	115	3,603
Resorttrust, Inc.	6	98
Royal Caribbean Cruises Ltd. (a)	17	2,414
Sands China Ltd. (a)	112	315
Sekisui House, Ltd.	24	540
Smith Douglas Homes Corp. - Class A (a)	14	402
Starbucks Corporation	2	223
Sumitomo Rubber Industries, Ltd.	11	141

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Tapestry, Inc.	15	717
TJX Companies, Inc., The	118	11,937
Toyo Tire Corporation	15	280
Toyota Motor Corporation	445	11,254
Trip.com Group Limited (a)	7	301
Valeo	22	270
Volvo Cars AB - Class B (a) (d)	118	447
Wesfarmers Limited	21	931
Wynn Macau, Limited (d)	1,456	1,301
Wynn Resorts, Limited	30	3,106
Zalando SE (a) (f)	38	1,098
Zensho Holdings Co., Ltd. (d)	4	183
ZOZO, Inc.	7	166
		221,905
Energy 3.8%
Apa Corp.	24	816
Bharat Petroleum Corporation Limited	132	956
BP P.L.C.	191	1,202
California Resources Corporation	8	433
Cameco Corporation	177	7,677
Cheniere Energy, Inc.	3	458
Chesapeake Energy Corporation (d)	2	210
Chevron Corporation	84	13,297
ConocoPhillips	107	13,577
Enbridge Inc.	281	10,163
Enterprise Products Partners L.P.	27	796
EOG Resources, Inc.	6	809
Equinor ASA	55	1,446
Green Plains Inc. (a)	23	533
Indian Oil Corporation Limited	330	666
Inpex Corporation	21	327
Kinder Morgan, Inc.	2	44
Koninklijke Vopak N.V.	22	855
Marathon Petroleum Corporation	7	1,312
MOL Hungarian Oil and Gas Public Limited Company	19	155
Neste Oyj	12	316
Pembina Pipeline Corporation	32	1,145
PetroChina Company Limited - Class A	382	490
PetroChina Company Limited - Class H	346	297
Reliance Industries Limited	7	262
Repsol SA.	14	241
Saudi Arabian Oil Company (f)	5	42
Shell PLC - Class A	544	18,194
Shell PLC - Class A - ADR	96	6,469
Suncor Energy Inc.	280	10,321
Tenaris S.A.	51	1,000
The Williams Companies, Inc.	2	59
TotalEnergies SE	61	4,206
Transocean Ltd. (a) (f)	181	1,135
United Energy Group Limited (a) (d)	1,568	113
Valero Energy Corporation (b)	57	9,796
		109,818
Communication Services 3.7%
Advanced Info Service PLC.	27	149
Alphabet Inc. - Class C (a)	237	36,121
Altice USA, Inc. - Class A (a)	114	297
Arabian Contracting Services Co.	1	38
AT&T Inc.	126	2,214
Auto Trader Group PLC	120	1,060
Baidu, Inc. - Class A (a) (f)	24	320
Bollore SE	7	50
Cellnex Telecom, S.A. (f)	334	11,794
China Tower Corporation Limited - Class H (f)	654	75
Chunghwa Telecom Co., Ltd.	38	149
Comcast Corporation - Class A	156	6,742
CTS Eventim AG & Co. KGaA	—	32
Electronic Arts Inc.	15	1,976
Elisa Oyj	24	1,076
Far EasTone Telecommunications Co., Ltd.	52	131
Kakaku.com, Inc.	12	141
Koei Tecmo Holdings Co., Ltd.	3	28
Koninklijke KPN N.V.	266	994
Lions Gate Entertainment Corp. - Class A (a)	62	620
Lions Gate Entertainment Corp. - Class B (a)	2	19
Meta Platforms, Inc. - Class A	25	12,037
Mobile Telecommunications Company. K.S.C.P	27	43
Ncsoft Corporation	3	473
Netflix, Inc. (a)	4	2,331
NetLink NBN Trust	59	38
NEXON Co., Ltd.	11	175
Nintendo Co., Ltd.	13	734
Omnicom Group Inc.	13	1,290
Paramount Global - Class B	12	141
Rightmove PLC	11	74
Saudi Telecom Company	14	147
Scout24 SE (f)	2	117
Singapore Telecommunications Limited	67	126
Swisscom AG - Class N	—	57
Taiwan Mobile Co., Ltd.	37	118
Telefonica Brasil S.A.	17	166
Telia Company AB	753	1,931
Tencent Holdings Limited	142	5,538
TIM S.A	24	84
True Corporation Public Company Limited - NVDR (a) (d)	316	67
Verizon Communications Inc.	26	1,098
Vivendi SE	3	34
Walt Disney Company, The	132	16,105
		106,950
Consumer Staples 3.0%
Abdullah Al-Othaim Markets Company	46	165
American Beverage Co Ambev	342	853
Amorepacific Corporation	28	2,525
Anhui Gujing Distillery Company Limited - Class B	2	31
Barry Callebaut AG - Class N	—	42
British American Tobacco P.L.C.	16	476
Bunge Limited	66	6,796
Campbell Soup Company	1	53
Carrefour	48	832
Coca-Cola Company, The	4	238
Coca-Cola HBC AG	19	588
Coles Group Limited	14	155
Costco Wholesale Corporation	20	14,396
CP ALL Public Company Limited	55	82
Fomento Economico Mexicano, S.A. B. De C.V.	22	283
General Mills, Inc.	1	48
George Weston Limited	5	672
Godrej Consumer Products Limited	17	255
ITO EN, LTD.	14	338
J Sainsbury PLC	294	1,002
Kellanova	23	1,344
Kimberly-Clark Corporation	20	2,639
Koninklijke Ahold Delhaize N.V.	72	2,149
Kusuri no Aoki Holdings Co., Ltd.	2	39
L'Oreal	3	1,497
Meiji Holdings Co., Ltd. (d)	12	255
Metcash Limited	39	101
Metro Inc. - Class A	4	212
Molson Coors Beverage Company - Class B	4	238
Morinaga & Co., ltd.	4	65
Morinaga Milk Industry Co., Ltd.	4	78
Nestle S.A. - Class N	112	11,860
Nongfu Spring Co., Ltd. - Class H (f)	88	474
Orion Incorporation	2	117
PepsiCo, Inc.	9	1,593
Shiseido Company, Limited	84	2,299
Shoprite Holdings	3	44
Tesco PLC	109	410
The J. M. Smucker Company	4	543
Unilever PLC	200	10,036
Wal - Mart de Mexico, S.A.B. de C.V.	147	594
Walmart Inc.	285	17,128
Want Want China Holdings Limited	25	15
Wilmar International Limited	51	131
Woolworths Group Limited	67	1,443
YAOKO Co., Ltd.	1	42
		85,176

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Materials 1.9%
Anglo American PLC	12	306
ArcelorMittal	30	834
Asian Paints Limited	2	53
Ball Corporation	3	186
BHP Group Limited	73	2,114
Borouge PLC	167	113
CEMEX S.A.B. de C.V. - Series A (a)	164	146
CF Industries Holdings, Inc. (b)	107	8,915
Clariant AG - Class N	30	407
CRH Public Limited Company	89	7,661
Crown Holdings, Inc.	4	333
Dowa Holdings Co., Ltd. (d)	2	55
DuPont de Nemours, Inc.	2	169
First Quantum Minerals Ltd	8	86
Franco-Nevada Corporation	17	2,059
Freeport-McMoRan Inc. (b)	183	8,595
Glencore PLC	1,474	8,098
Heidelberg Materials AG	4	401
Holcim AG	6	524
James Hardie Industries Public Limited Company - CHESS	21	848
Kansai Paint Co., ltd. (d)	40	568
Kumba Iron Ore Ltd (f)	13	307
Linde Public Limited Company	2	1,019
Nippon Paint Holdings Co., Ltd.	212	1,524
Nippon Steel Corporation (d)	40	955
Nucor Corporation	10	2,047
Packaging Corporation of America	4	774
PPG Industries, Inc.	3	381
Quintis Limited (e) (f)	3,771	—
Saudi Basic Industries Corporation	5	103
Sika AG	3	905
Smurfit Kappa Funding Designated Activity Company	2	84
Southern Copper Corporation	5	503
SSAB AB - Class A	24	174
SSAB AB - Class B	53	392
Syensqo	7	673
Symrise AG	8	929
Synthomer PLC (a)	72	236
UltraTech Cement Limited	2	228
United States Steel Corporation	8	329
Vale S.A.	80	969
Wheaton Precious Metals Corp.	—	21
Yanbu National Petrochemical Company	9	85
		55,109
Utilities 1.2%
American Water Works Company, Inc.	27	3,328
Edison International	4	280
GAIL (India) Limited	80	174
NextEra Energy, Inc.	122	7,809
Orsted A/S (a) (f)	13	741
RWE Aktiengesellschaft	83	2,809
Sempra	207	14,857
Snam S.P.A.	71	335
The AES Corporation (c)	113	2,027
Vistra Corp.	46	3,191
XCEL Energy Inc.	1	49
		35,600
Real Estate 0.6%
American Tower Corporation	42	8,353
Ayala Land Inc.	268	154
Emaar Properties PJSC	76	169
Equinix, Inc.	1	540
Healthpeak OP, LLC	146	2,734
Hongkong Land Holdings Limited	22	69
Park Hotels & Resorts Inc.	13	220
ProLogis Inc.	22	2,805
PSP Swiss Property AG - Class N	1	97
PT. Ciputra Development	1,252	103
Swiss Prime Site AG - Class N	2	144
UOL Group Limited	43	184
VICI Properties Inc.	21	612
		16,184
Total Common Stocks (cost $1,532,252)		1,819,197
CORPORATE BONDS AND NOTES 9.4%
Financials 1.6%
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (g)	2,159	2,296
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (h)	200	191
Banco Santander, S.A.
3.13%, 10/06/26, GBP (f)	500	609
Bangkok Bank Public Company Limited
5.50%, 09/21/33 (g)	277	279
Bank of America Corporation
1.95%, 10/27/26, EUR (f)	556	584
2.50%, 02/13/31	733	632
1.90%, 07/23/31	158	130
1.92%, 10/24/31	466	380
5.47%, 01/23/35	1,085	1,093
Barclays PLC
4.38%, (100, 03/15/28) (h) (i)	214	175
3.00%, 05/08/26, GBP (f)	100	120
3.25%, 02/12/27, GBP (f)	100	119
Block, Inc.
2.75%, 06/01/26 (d)	200	188
BNP Paribas
4.63%, (100, 01/12/27) (g) (h)	214	193
3.38%, 01/23/26, GBP (f)	100	122
2.13%, 01/23/27, EUR (f)	600	629
1.88%, 12/14/27, GBP (f) (i)	100	113
Citigroup Inc.
4.15%, (100, 11/15/26) (h)	127	117
1.25%, 07/06/26, EUR (f)	555	580
1.75%, 10/23/26, GBP	200	233
2.56%, 05/01/32	432	360
Citizens Bank, National Association
4.12%, 05/23/25	250	249
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (f)	100	115
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (f)	344	340
Credit Suisse Group AG
0.65%, 01/14/28, EUR (f) (i)	1,120	1,109
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (f)	579	587
First Horizon Bank
5.75%, 05/01/30	600	567
Ford Motor Credit Company LLC
5.80%, 03/08/29 (d)	852	855
Freedom Mortgage Corporation
12.00%, 10/01/28 (g)	200	218
FWD Group Holdings Limited
8.40%, 04/05/29 (g)	7,030	7,320
Global Payments Inc.
4.88%, 03/17/31, EUR	269	305
HSBC Holdings PLC
1.75%, 07/24/27, GBP (i)	100	116
ING Groep N.V.
3.00%, 02/18/26, GBP (f)	100	121
Intesa Sanpaolo SPA
4.20%, 06/01/32 (g)	200	168
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (h)	127	121
0.99%, 04/28/26, GBP (f)	345	416
1.09%, 03/11/27, EUR (f)	578	594
Kane Bidco Limited
5.00%, 02/15/27, EUR (g)	701	729
6.50%, 02/15/27, GBP (g)	1,247	1,514
KBC Groep
1.25%, 09/21/27, GBP (f) (i)	100	115
Level 3 1st Lien New Money
11.00%, 11/15/29	1,594	1,658

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	305
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (f)	278	345
Morgan Stanley
1.34%, 10/23/26, EUR	705	733
3.77%, 01/24/29	805	766
2.24%, 07/21/32	174	142
5.47%, 01/18/35	665	671
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	444
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	69	68
5.50%, 08/15/28 (g)	559	534
5.13%, 12/15/30 (g)	487	442
7.13%, 02/01/32 (g)	384	381
NatWest Group PLC
2.88%, 09/19/26, GBP (i)	100	122
3.13%, 03/28/27, GBP (f)	100	121
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	375	385
Progroup AG
5.13%, 04/15/29, EUR	224	242
5.38%, 04/15/31, EUR (g)	288	310
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	100	92
3.63%, 03/01/29 (g)	100	90
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (f)	100	123
Societe Generale
1.88%, 10/03/24, GBP (f)	100	124
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	100	101
Suam Finance B.V.
4.88%, 04/17/24 (f)	337	337
Swedbank AB
1.38%, 12/08/27, GBP (f) (i)	100	114
TER Finance Jersey Ltd.
0.00%, 01/02/25 (e) (j)	5,181	4,881
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	261	223
The Goldman Sachs Group, Inc.
0.25%, 01/26/28, EUR (f)	634	608
7.25%, 04/10/28, GBP	137	187
0.88%, 05/09/29, EUR (f)	588	556
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (f) (i)	100	119
Truist Financial Corporation
5.44%, 01/24/30	342	342
U.S. Bancorp
5.68%, 01/23/35	255	258
UniCredit S.p.A.
5.86%, 06/19/32 (g)	200	195
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	100	99
USB Capital IX
6.60%, (3 Month Term SOFR + 1.28%), (100, 05/13/24) (h) (k)	594	483
VistaJet Group Holding SA
9.50%, 06/01/28 (g)	100	85
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (g)	100	85
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (g)	300	254
Wells Fargo & Company
1.38%, 10/26/26, EUR (f)	578	590
1.50%, 05/24/27, EUR (f)	882	892
4.81%, 07/25/28	1,163	1,147
5.50%, 01/23/35	1,380	1,383
		45,739
Consumer Discretionary 1.6%
Adient Global Holdings Ltd
8.25%, 04/15/31 (g)	100	106
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	2,672	2,924
Affinity Gaming
6.88%, 12/15/27 (g)	285	267
Allison Transmission, Inc.
4.75%, 10/01/27 (g)	100	96
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	640	725
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	100	90
Aramark Services, Inc.
5.00%, 02/01/28 (g)	100	96
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (g)	100	91
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (g)	442	448
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	100	102
Boyd Gaming Corporation
4.75%, 06/15/31 (g)	100	92
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (d) (g)	100	98
Caesars Entertainment, Inc.
6.50%, 02/15/32 (g)	100	101
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (g)	263	254
Churchill Downs Incorporated
6.75%, 05/01/31 (g)	200	201
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	637	726
Clarios Global LP
6.25%, 05/15/26 (g)	200	200
Dana Financing Luxembourg S.a r.l.
3.00%, 07/15/29, EUR (f)	641	623
8.50%, 07/15/31, EUR (f)	641	761
Dana Incorporated
4.25%, 09/01/30	100	88
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	2,264	2,702
5.50%, 06/15/27, GBP (g)	2,402	2,867
Douglas GmbH
6.00%, 04/08/26, EUR (f)	1,004	1,097
6.00%, 04/08/26, EUR (g)	1,181	1,291
EG Global Finance PLC
11.00%, 11/30/28, EUR (g)	675	764
12.00%, 11/30/28 (g)	654	696
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	200	205
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (g)	100	95
Forvia
2.75%, 02/15/27, EUR (f) (l)	1,929	1,988
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	46	44
Goldstory
6.75%, 02/01/30, EUR (g)	819	901
7.91%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (g) (k)	602	655
Hanesbrands Inc.
9.00%, 02/15/31 (d) (g)	200	205
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	200	200
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (g)	100	93
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (f) (m)	618	653
8.75%, 05/15/28, EUR (f) (m)	654	763
International Game Technology PLC
6.25%, 01/15/27 (g)	300	302
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (f) (l) (m)	1,613	1,771
Kohl's Corporation
4.63%, 05/01/31 (d) (l) (n)	100	84
Las Vegas Sands Corp.
2.90%, 06/25/25	100	96
3.90%, 08/08/29	100	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
LGI Homes, Inc.
8.75%, 12/15/28 (g)	1,101	1,163
Light and Wonder International, Inc.
7.50%, 09/01/31 (g)	100	104
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d) (g)	2,662	2,035
Lithia Motors, Inc.
3.88%, 06/01/29 (g)	100	90
Macys Retail Holdings
6.13%, 03/15/32 (g)	100	97
MCE Finance Limited
5.63%, 07/17/27 (g)	200	191
Mercedes-Benz International Finance B.V.
1.38%, 06/26/26, EUR (f)	559	579
MGM China Holdings Limited
4.75%, 02/01/27 (g)	200	191
MGM Resorts International
5.75%, 06/15/25	100	100
4.75%, 10/15/28	100	95
Murphy Oil USA, Inc.
3.75%, 02/15/31 (g)	100	87
NCL Corporation Ltd.
5.88%, 02/15/27 (g)	100	99
8.13%, 01/15/29 (g)	100	106
Newell Brands Inc.
5.20%, 04/01/26 (l) (n)	100	98
6.38%, 09/15/27	100	99
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (f)	340	357
Nordstrom, Inc.
4.25%, 08/01/31	100	88
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	1,024	1,293
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	100	77
5.88%, 09/01/31 (g)	100	73
Punch Finance PLC
6.13%, 06/30/26, GBP (f)	2,254	2,754
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (g)	100	95
4.00%, 10/15/30 (g)	200	178
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	177	174
Sally Holdings, LLC
6.75%, 03/01/32	519	515
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,283
Service Corporation International
4.00%, 05/15/31	100	89
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,633
Six Flags Operations Inc.
7.25%, 05/15/31 (d) (g)	100	101
Staples, Inc.
7.50%, 04/15/26 (g)	200	195
STL Holding Company LLC
8.75%, 02/15/29 (d) (g)	356	365
Stonegate Pub Company Financing PLC
8.25%, 07/31/25, GBP (f)	642	783
Studio City Finance Limited
5.00%, 01/15/29 (g)	200	176
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	100	99
Tempur Sealy International, Inc.
4.00%, 04/15/29 (g)	100	91
Tenneco Inc.
8.00%, 11/17/28 (g)	835	762
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	200	191
The New Home Company Inc.
8.25%, 10/15/27 (g) (l)	336	342
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	287	379
Travel + Leisure Co.
6.63%, 07/31/26 (g)	100	101
Univision Communications Inc.
8.00%, 08/15/28 (g)	715	729
Volkswagen Financial Services Aktiengesellschaft
0.88%, 01/31/28, EUR (f)	619	602
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (f)	100	123
4.25%, 10/09/25, GBP (f)	100	124
WMG Acquisition Corp.
3.75%, 12/01/29 (g)	100	90
Wynn Las Vegas, LLC
5.25%, 05/15/27 (g)	100	98
Wynn Macau, Limited
5.50%, 01/15/26 (g)	300	292
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (g)	100	104
Yum! Brands, Inc.
4.63%, 01/31/32	200	185
		45,327
Communication Services 1.5%
Altice France
2.50%, 01/15/25, EUR (f)	304	293
2.13%, 02/15/25, EUR (f)	125	121
Altice France Holding S.A.
5.88%, 02/01/27, EUR (f)	642	534
AMC Networks, Inc.
4.75%, 08/01/25	516	516
10.25%, 01/15/29 (g)	423	426
4.25%, 02/15/29	454	322
AT&T Inc.
2.90%, 12/04/26, GBP	245	293
5.50%, 03/15/27, GBP (f)	150	191
CCO Holdings, LLC
6.38%, 09/01/29 (g)	300	285
4.75%, 03/01/30 (g)	200	172
4.25%, 02/01/31 (g)	200	163
4.50%, 05/01/32	300	241
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (i)	1,100	1,012
CK Hutchison Group Telecom Finance S.A.
2.63%, 10/17/34, GBP (f)	1,270	1,168
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	100	94
9.00%, 09/15/28 (d) (g)	100	104
Comcast Corporation
0.25%, 09/14/29, EUR	326	300
Connect Finco SARL
6.75%, 10/01/26 (g)	1,855	1,821
CSC Holdings, LLC
5.50%, 04/15/27 (g)	856	766
11.25%, 05/15/28 (g)	200	198
11.75%, 01/31/29 (g)	491	491
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	200	189
8.88%, 02/01/30 (g)	100	100
DISH DBS Corporation
5.88%, 11/15/24 (d)	938	896
Dish Network Corporation
0.00%, 12/15/25 (i) (j)	652	472
Equipmentshare.Com Inc
9.00%, 05/15/28 (d) (g)	1,693	1,744
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,662	1,702
8.63%, 03/15/31 (g)	1,165	1,189
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	20	19
5.00%, 05/01/28 (g)	200	186
Frontier Florida LLC
6.86%, 02/01/28	1,354	1,313
Frontier North Inc.
6.73%, 02/15/28	300	286
GCI, LLC
4.75%, 10/15/28 (g)	204	187
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (g)	100	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Gray Escrow, Inc.
7.00%, 05/15/27 (d) (g)	200	186
Gray Television, Inc.
5.38%, 11/15/31 (g)	100	66
Iliad Holding
5.13%, 10/15/26, EUR (f)	1,275	1,359
6.50%, 10/15/26 (d) (g)	200	198
5.63%, 10/15/28, EUR (f)	1,893	2,020
Informa Jersey Limited
3.13%, 07/05/26, GBP (f) (n)	100	120
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (g)	200	186
Kenbourne Invest S.A.
6.88%, 11/26/24 (g)	278	134
Lamar Media Corp.
4.88%, 01/15/29	100	96
Level 3 Financing, Inc.
4.63%, 09/15/27 (g)	837	555
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (d) (g)	100	101
Match Group Holdings II, LLC
4.63%, 06/01/28 (g)	100	94
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (f)	1,972	2,065
Millicom International Cellular SA
5.13%, 01/15/28 (f)	234	221
Netflix, Inc.
3.63%, 05/15/27, EUR (f)	1,048	1,140
News Corporation
3.88%, 05/15/29 (g)	100	92
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	100	96
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	100	91
Outfront Media Capital Corporation
5.00%, 08/15/27 (d) (g)	100	96
4.25%, 01/15/29 (g)	100	91
Paramount Global
7.88%, 07/30/30	268	279
6.38%, 03/30/62	941	868
Playtika Holding Corp.
4.25%, 03/15/29 (g)	246	213
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	100	94
4.00%, 07/15/28 (g)	200	183
3.88%, 09/01/31 (g)	100	83
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	157	157
TEGNA Inc.
4.63%, 03/15/28	100	92
5.00%, 09/15/29	100	90
Tele Columbus AG
10.00%, 03/19/29, EUR (f) (m)	640	469
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (f)	267	338
T-Mobile USA, Inc.
3.50%, 04/15/31	483	436
2.70%, 03/15/32	747	629
United Group B.V.
8.13%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (g) (k)	642	693
Verizon Communications Inc.
4.07%, 06/18/24, GBP (f)	100	126
1.13%, 11/03/28, GBP	100	109
4.25%, 10/31/30, EUR	506	572
VFU Funding PLC
6.20%, 02/11/25 (f)	214	178
Videotron Ltee
3.63%, 06/15/29 (g)	100	90
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (f)	782	849
4.13%, 08/15/30, GBP (f)	1,595	1,696
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	2,167	2,447
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	1,927	2,067
Vodafone Group Public Limited Company
8.00%, 08/30/86, GBP (f)	950	1,289
VZ Secured Financing B.V.
5.00%, 01/15/32 (g)	300	258
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	950	884
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d) (g)	390	321
		42,401
Consumer Staples 1.5%
AA Bond Co Limited
6.50%, 01/31/26, GBP (f)	1,436	1,792
Allied Universal Holdco LLC
9.75%, 07/15/27 (g)	254	255
4.88%, 06/01/28, GBP (f)	1,913	2,179
7.88%, 02/15/31 (g)	200	203
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (f)	100	124
APCOA Parking Holdings GmbH
8.94%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (k)	1,441	1,565
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (g)	100	93
8.00%, 02/15/31 (g)	100	100
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	1,722	1,993
6.13%, 11/30/28, GBP (g)	1,987	2,300
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	1,687	1,595
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (f)	4,523	5,384
Bellis Finco PLC
4.00%, 02/16/27, GBP (f)	1,294	1,477
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	949	1,055
Boparan Finance PLC
7.63%, 11/30/25, GBP (f)	1,736	2,068
Champions Financing Inc.
8.75%, 02/15/29 (g)	98	103
China Milk Products Group Limited
0.00%, 01/05/12 (a) (e) (i) (j) (o)	100	—
Coty Inc.
3.88%, 04/15/26, EUR (f)	1,611	1,717
5.00%, 04/15/26 (g)	100	98
5.75%, 09/15/28, EUR (f)	208	232
Darling Ingredients Inc.
5.25%, 04/15/27 (d) (g)	100	98
DP World Salaam
6.00%, (100, 10/01/25) (f) (h)	260	259
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (d) (g)	100	92
Energizer Holdings, Inc.
4.75%, 06/15/28 (d) (g)	100	93
Fiesta Purchaser Inc.
7.88%, 03/01/31 (d) (g)	249	257
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (g)	215	215
General Mills, Inc.
0.13%, 11/15/25, EUR	916	934
0.45%, 01/15/26, EUR	721	736
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	216	217
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (g)	200	155
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (f)	100	124
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	100	97
Loxama
5.75%, 07/15/27, EUR (d) (f)	641	688
6.38%, 05/31/29, EUR (f)	949	1,064
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (f)	385	389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.50%, 11/04/27, GBP (f)	1,926	2,208
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (f)	1,163	1,417
Performance Food Group, Inc.
4.25%, 08/01/29 (g)	100	92
Pilgrim's Pride Corporation
3.50%, 03/01/32	200	169
6.88%, 05/15/34	100	107
Post Holdings, Inc.
4.63%, 04/15/30 (g)	200	184
6.25%, 02/15/32 (g)	173	174
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	100	100
6.25%, 01/15/28 (g)	100	98
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	420
REI Agro Limited
0.00%, 11/13/14 (a) (f) (i) (o)	628	3
0.00%, 11/13/14 (a) (g) (i) (o)	185	1
Rekeep S.p.A.
7.25%, 02/01/26, EUR (f)	951	921
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,055	926
11.25%, 12/15/27 (g)	858	805
Safeway Inc.
3.25%, 03/15/26 (g)	100	95
6.50%, 02/15/28 (g)	100	101
3.50%, 03/15/29 (d) (g)	100	90
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (f)	593	603
U.S. Foods Inc.
4.75%, 02/15/29 (g)	200	190
United Rentals (North America), Inc.
5.50%, 05/15/27	100	100
4.88%, 01/15/28	100	97
Verisure Holding AB
3.88%, 07/15/26, EUR (f)	334	354
3.25%, 02/15/27, EUR (f)	595	614
9.25%, 10/15/27, EUR (g)	680	784
7.13%, 02/01/28, EUR (g)	328	369
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	1,277	1,335
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	100	95
		42,203
Industrials 0.9%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	146
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	203
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	370
American Airlines, Inc.
5.50%, 04/20/26 (g)	113	112
7.25%, 02/15/28 (g)	100	101
5.75%, 04/20/29 (g)	100	98
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (g)	1,126	1,087
Azzurra Aeroporti S.P.A.
2.13%, 05/30/24, EUR (f)	2,563	2,750
Bombardier Inc.
7.13%, 06/15/26 (g)	100	101
8.75%, 11/15/30 (g)	100	107
Builders FirstSource, Inc.
6.38%, 06/15/32 (g)	100	101
Clean Harbors, Inc.
6.38%, 02/01/31 (g)	100	101
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (g)	383	376
Corporation De Securite Garda World
7.75%, 02/15/28 (g)	126	129
Crown Americas LLC
4.75%, 02/01/26	100	98
Delta Air Lines, Inc.
7.38%, 01/15/26	100	103
Embraer Netherlands Finance B.V.
7.00%, 07/28/30 (g)	235	246
ESAB Corporation
6.25%, 04/15/29 (g)	333	335
GFL Environmental Inc.
3.75%, 08/01/25 (g)	100	97
4.75%, 06/15/29 (g)	100	94
Graphic Packaging International, LLC
3.50%, 03/15/28 (g)	100	92
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	100	92
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (g)	2,714	2,766
Novelis Corporation
4.75%, 01/30/30 (g)	100	92
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	100	93
Pitney Bowes Inc.
6.88%, 03/15/27 (d) (g)	2,037	1,862
Rand Parent LLC
8.50%, 02/15/30 (g)	1,474	1,458
Rolls-Royce PLC
3.63%, 10/14/25 (g)	200	194
Sensata Technologies B.V.
5.00%, 10/01/25 (g)	100	99
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	100	91
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (g)	753	821
9.75%, 11/15/30 (g)	1,718	1,922
Standard Building Solutions Inc.
4.75%, 01/15/28 (g)	100	95
3.38%, 01/15/31 (g)	100	84
Stem US Holdings Inc.
0.50%, 12/01/28 (g) (i)	115	55
The ADT Security Corporation
4.13%, 08/01/29 (g)	100	91
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (f)	1,175	1,227
TransDigm Inc.
6.75%, 08/15/28 (g)	100	101
4.63%, 01/15/29	200	186
6.63%, 03/01/32 (g)	200	202
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	347
8.50%, 08/15/27 (g)	214	211
Uber Technologies, Inc.
0.88%, 12/01/28 (g) (i)	2,316	2,868
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	100	97
4.63%, 04/15/29 (g)	100	93
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	3,235	3,357
		25,351
Energy 0.6%
Antero Midstream Partners LP
6.63%, 02/01/32 (g)	100	100
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	100	99
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	100	103
BG Energy Capital PLC
5.13%, 12/01/25, GBP (f)	267	337
Bip-V Chinook
5.50%, 06/15/31 (g)	300	283
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (f)	700	733
Buckeye Partners, L.P.
4.13%, 12/01/27	100	94
Callon Petroleum Company
7.50%, 06/15/30 (g)	380	402

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (g)	1,070	1,060
Civitas Resources, Inc.
5.00%, 10/15/26 (g)	591	578
8.38%, 07/01/28 (d) (g)	1,382	1,454
CNX Resources Corporation
7.38%, 01/15/31 (g)	100	102
7.25%, 03/01/32 (g)	280	285
Comstock Resources, Inc.
6.75%, 03/01/29 (d) (g)	100	95
5.88%, 01/15/30 (g)	100	91
Crescent Energy Finance LLC
7.63%, 04/01/32 (g)	347	350
CrownRock, L.P.
5.00%, 05/01/29 (d) (g)	100	99
DT Midstream, Inc.
4.13%, 06/15/29 (g)	100	92
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	772	795
Ecopetrol S.A.
8.88%, 01/13/33	200	212
8.38%, 01/19/36	140	141
Empresa Nacional del Petroleo
6.15%, 05/10/33 (g)	200	202
Energean Israel Finance Ltd
8.50%, 09/30/33 (g)	164	163
EnLink Midstream Partners, LP
4.85%, 07/15/26 (d)	200	196
Enlink Midstream, LLC
5.63%, 01/15/28 (g)	100	99
6.50%, 09/01/30 (g)	100	103
EQM Midstream Partners, LP
6.00%, 07/01/25 (g)	200	200
7.50%, 06/01/27 (g)	130	133
7.50%, 06/01/30 (d) (g)	135	144
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	100	99
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (g)	100	108
Korea National Oil Corporation
4.88%, 04/03/28 (f)	200	199
Leviathan Bond Ltd
6.75%, 06/30/30 (f)	64	60
Matador Resources Company
6.50%, 04/15/32 (g)	458	459
Murphy Oil Corporation
5.88%, 12/01/27	100	99
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	200	205
NuStar Logistics, L.P.
5.75%, 10/01/25	100	100
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,484
Parkland Corporation
4.50%, 10/01/29 (g)	100	92
PBF Holding Company LLC
7.88%, 09/15/30 (g)	100	104
Permian Resources Operating, LLC
7.00%, 01/15/32 (g)	278	288
Petroleos Mexicanos
8.75%, 06/02/29	197	192
5.95%, 01/28/31	389	312
6.70%, 02/16/32	100	83
PT Pertamina (Persero)
3.65%, 07/30/29 (f)	361	336
Puma International Financing S.A.
5.00%, 01/24/26 (f)	313	304
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (g)	287	295
6.95%, 03/05/54 (g)	200	206
Range Resources Corporation
4.75%, 02/15/30 (g)	100	93
Rockies Express Pipeline LLC
4.95%, 07/15/29 (g)	100	94
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (g)	1,737	1,677
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (f)	204	179
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (g)	394	407
SM Energy Company
6.63%, 01/15/27	100	100
Southwestern Energy Company
4.75%, 02/01/32	100	92
Sunoco LP
7.00%, 09/15/28 (d) (g)	100	102
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	100	101
Talos Production Inc.
9.38%, 02/01/31 (g)	184	196
TotalEnergies Capital International
1.66%, 07/22/26, GBP (f)	100	118
Transocean Inc
8.75%, 02/15/30 (g)	215	224
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (d) (g)	223	232
USA Compression Finance Corp.
6.88%, 09/01/27	100	100
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/30 (g)	100	101
Vine Energy Holdings LLC
6.75%, 04/15/29 (g)	100	101
Vital Energy, Inc.
7.88%, 04/15/32 (g)	236	240
YPF S.A.
9.50%, 01/17/31 (g)	158	161
		18,088
Information Technology 0.5%
Alteryx, Inc.
8.75%, 03/15/28 (g)	243	250
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	280	281
AMS-Osram AG
2.13%, 11/03/27, EUR (d) (f) (i)	1,300	1,006
10.50%, 03/30/29, EUR (g)	957	1,022
12.25%, 03/30/29 (g)	150	151
Broadcom Inc.
2.45%, 02/15/31 (g)	337	284
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	665	631
9.00%, 09/30/29 (g)	254	244
Commscope Finance LLC
6.00%, 03/01/26 (g)	310	283
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d) (g)	535	463
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (f)	298	298
Entegris Escrow Corporation
4.75%, 04/15/29 (g)	300	287
Fair Isaac Corporation
5.25%, 05/15/26 (g)	100	99
Gen Digital Inc.
6.75%, 09/30/27 (g)	100	101
GoTo Group, Inc.
5.50%, 05/01/28 (g)	1,047	811
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	575
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	645	690
Open Text Corporation
3.88%, 02/15/28 (g)	100	93
4.13%, 12/01/31 (g)	100	88
Oracle Corporation
2.30%, 03/25/28	808	731
2.88%, 03/25/31	1,147	997
RingCentral, Inc.
8.50%, 08/15/30 (g)	1,287	1,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Seagate HDD Cayman
8.25%, 12/15/29 (g)	828	889
8.50%, 07/15/31 (g)	501	541
9.63%, 12/01/32	895	1,020
ViaSat, Inc.
5.63%, 04/15/27 (d) (g)	336	318
Western Digital Corporation
4.75%, 02/15/26	200	196
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	325	320
8.88%, 11/30/29 (g)	351	358
		14,365
Health Care 0.4%
AbbVie Inc.
1.38%, 05/17/24, EUR	542	583
Amgen Inc.
5.50%, 12/07/26, GBP (f)	100	128
2.30%, 02/25/31	323	273
Avantor, Inc.
4.63%, 07/15/28 (g)	100	95
3.88%, 11/01/29 (g)	100	90
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	60	62
Becton Dickinson Euro Finance S.A. R.L.
3.55%, 09/13/29, EUR	926	1,007
Becton, Dickinson and Company
0.03%, 08/13/25, EUR	433	444
Bio City Development Company B.V.
0.00%, 07/06/24 (a) (e) (g) (i) (j) (o)	600	24
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	100	98
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (d) (g)	100	91
Encompass Health Corporation
4.50%, 02/01/28	100	95
4.75%, 02/01/30	100	94
HCA Inc.
5.63%, 09/01/28	784	794
3.50%, 09/01/30	828	748
5.45%, 04/01/31	165	166
Hologic, Inc.
4.63%, 02/01/28 (g)	100	96
3.25%, 02/15/29 (g)	100	90
IQVIA Inc.
5.00%, 05/15/27 (g)	200	195
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	200	186
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	926	1,009
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	100	94
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	200	182
5.25%, 10/01/29 (d) (g)	100	95
Organon & Co.
5.13%, 04/30/31 (g)	300	266
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (g)	426	430
Takeda Pharmaceutical Co Ltd
2.25%, 11/21/26, EUR (f)	541	566
Tenet Healthcare Corporation
4.38%, 01/15/30	100	92
6.75%, 05/15/31 (g)	300	306
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	328	324
3.75%, 05/09/27, EUR (f)	648	677
7.38%, 09/15/29, EUR	1,089	1,304
7.88%, 09/15/31, EUR	569	714
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	581
		11,999
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (e) (g) (m)	506	111
0.00%, 10/01/28 (e) (g) (l) (m)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	255
Avient Corporation
7.13%, 08/01/30 (g)	100	103
Ball Corporation
6.88%, 03/15/28	100	103
6.00%, 06/15/29	100	101
Big River Steel LLC
6.63%, 01/31/29 (g)	420	423
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	200	155
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 - 01/23/81 (g)	405	413
Cheever Escrow Issuer, LLC
7.13%, 10/01/27 (g)	414	418
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (g)	100	101
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	2,245	2,394
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (f)	200	192
2.63%, 04/28/28 (f)	200	178
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	663	636
9.38%, 03/01/29 (g)	200	207
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (g)	100	98
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,304
INEOS Finance PLC
6.63%, 05/15/28, EUR (g)	612	670
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	336	381
Methanex Corporation
5.13%, 10/15/27 (d)	100	97
Mineral Resources Limited
8.00%, 11/01/27 (g)	100	102
9.25%, 10/01/28 (d) (g)	450	474
Nobian Finance B.V.
3.63%, 07/15/26, EUR (f)	641	668
Olin Corporation
5.63%, 08/01/29	100	99
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	203
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	564
PT Freeport Indonesia
4.76%, 04/14/27 (f)	347	339
Samarco Mineracao S/A
9.05%, 06/30/31 (f) (l) (m)	110	99
Sasol Financing USA LLC
6.50%, 09/27/28 (d)	200	191
Scotts Miracle-Gro Company, The
4.50%, 10/15/29	100	90
Sealed Air Corporation
7.25%, 02/15/31 (g)	100	104
The Chemours Company
5.38%, 05/15/27	100	96
5.75%, 11/15/28 (g)	100	92
		11,461
Real Estate 0.2%
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,356
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (f)	481	478
1.38%, 03/03/27, EUR (f)	481	441
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA
5.50%, 05/17/27, EUR (f) (l)	1,274	1,352
Iron Mountain Incorporated
5.25%, 03/15/28 (g)	100	97
7.00%, 02/15/29 (g)	100	102
4.50%, 02/15/31 (g)	100	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (f) (h)	200	200
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	100	98
RHP Hotel Properties, LP
7.25%, 07/15/28 (g)	100	103
SBA Communications Corporation
3.88%, 02/15/27 (d)	100	95
3.13%, 02/01/29 (d)	100	89
SBB Treasury Oyj
0.75%, 12/14/28, EUR (f)	256	162
1.13%, 11/26/29, EUR (f)	256	155
Service Properties Trust
4.50%, 03/15/25	398	388
7.50%, 09/15/25 (d)	595	603
3.95%, 01/15/28	100	86
4.95%, 10/01/29	200	164
8.63%, 11/15/31 (g)	855	913
Uniti Group Inc.
10.50%, 02/15/28 (g)	789	818
		7,790
Utilities 0.2%
AES Andes SA
6.30%, 03/15/29 (g)	200	202
Alexander Funding Trust II
7.47%, 07/31/28 (g)	100	106
AmeriGas Partners, L.P.
9.38%, 06/01/28 (g)	100	103
Calpine Corporation
5.25%, 06/01/26 (g)	100	99
4.63%, 02/01/29 (g)	100	93
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	579
Edison International
7.88%, 06/15/54	230	236
FirstEnergy Corp.
4.15%, 07/15/27 (l) (n)	100	96
National Grid PLC
0.16%, 01/20/28, EUR (f)	785	746
NRG Energy, Inc.
3.38%, 02/15/29 (g)	100	89
3.63%, 02/15/31 (g)	100	86
PG&E Corporation
5.00%, 07/01/28	100	97
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,715	1,689
7.75%, 10/15/31 (g)	710	743
		4,964
Total Corporate Bonds And Notes (cost $276,581)		269,688
GOVERNMENT AND AGENCY OBLIGATIONS 6.9%
Sovereign 4.3%
Cabinet of Ministers of Ukraine
0.00%, 09/01/25 - 09/01/26 (a) (f) (o)	470	165
0.00%, 03/15/35 (a) (g) (o)	477	138
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	200
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.35%, 08/12/28, PEN (f)	2,903	799
5.94%, 02/12/29, PEN (f)	2,717	726
6.95%, 08/12/31, PEN (f)	6,032	1,625
1.86%, 12/01/32	608	462
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	272
6.00%, 04/28/28, COP	11,966,500	2,756
7.00%, 03/26/31, COP	5,648,800	1,261
3.13%, 04/15/31	200	159
13.25%, 02/09/33, COP	12,738,700	3,887
8.00%, 04/20/33	329	346
Estado Espanol
2.90%, 10/31/46, EUR (f)	3,558	3,423
3.45%, 07/30/66, EUR	2,764	2,768
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (g)	260	276
6.60%, 06/13/36 (g)	200	204
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	353	372
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	280	266
8.50%, 03/01/29 - 11/18/38, MXN	24,739	1,413
2.66%, 05/24/31	200	167
7.50%, 05/26/33, MXN	57,388	3,077
6.35%, 02/09/35	407	419
6.40%, 05/07/54	200	199
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	282
Government of the Republic of Panama
7.50%, 03/01/31	444	460
6.40%, 02/14/35	359	339
8.00%, 03/01/38	202	211
Government of the Sultanate of Oman
6.50%, 03/08/47 (f)	300	302
HM Treasury
3.75%, 10/22/53, GBP (f)	2,943	3,312
0.50%, 10/22/61, GBP (f)	16,502	6,469
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	273
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	12,715,500	2,946
Ministry of Finance People's Republic of China
2.29%, 12/25/24, CNY	32,750	4,549
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	202
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	203
7.63%, 11/28/47 (f)	200	155
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.40%, 06/06/27 (g)	200	196
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (f)	200	197
Presidencia da Republica
0.00%, 07/01/24, BRL (j)	90,281	17,560
10.00%, 01/01/25 - 01/01/27, BRL	60,675	12,068
7.13%, 05/13/54	264	266
Presidencia De La Nacion
1.00%, 07/09/29	573	307
0.75%, 07/09/30 (l)	5,456	2,844
3.63%, 07/09/35 (l)	6,725	2,824
4.25%, 01/09/38 (l)	2,278	1,065
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	308
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (f)	324	322
4.50%, 01/30/30 (g)	370	337
4.88%, 09/23/32 (g)	198	177
Romania, Government of
2.88%, 03/11/29, EUR (f)	355	353
2.50%, 02/08/30, EUR (f)	374	356
2.12%, 07/16/31, EUR (f)	210	185
Sandor-Palota
6.75%, 10/22/28, HUF	607,810	1,666
5.25%, 06/16/29 (g)	344	340
5.38%, 09/12/33, EUR (f)	171	194
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (f)	399	390
Senegal, Government of
6.25%, 05/23/33 (f)	204	174
South Africa, Parliament of
10.50%, 12/21/27, ZAR	125,120	6,795
5.88%, 04/20/32	273	246
9.00%, 01/31/40, ZAR	40,828	1,592
8.75%, 01/31/44, ZAR	16,848	622
5.00%, 10/12/46	200	134

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Arab Republic of Egypt
8.50%, 01/31/47 (g)	200	158
7.50%, 02/16/61 (g)	200	143
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (f)	311	301
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	10,331,000	641
8.38%, 09/15/26, IDR	16,284,000	1,072
7.00%, 05/15/27, IDR	47,626,000	3,047
8.25%, 05/15/36, IDR	48,290,000	3,397
7.13%, 06/15/38, IDR (f)	63,961,000	4,106
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	81,840	3,317
5.00%, 09/30/30, CZK	69,480	3,158
Urzad Rady Ministrow
2.75%, 10/25/29, PLN	24,259	5,352
4.88%, 10/04/33	140	138
5.50%, 04/04/53	213	212
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	104
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	130
		121,877
Mortgage-Backed Securities 1.4%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 04/15/54 (p)	45,998	41,156
U.S. Treasury Note 1.1%
Treasury, United States Department of
4.00%, 12/15/25 (c)	20,893	20,635
4.63%, 09/30/28	10,372	10,522
		31,157
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (k)	9,190	278
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (k)	1,350	72
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (k)	1,727	121
Interest Only, Series X1-K109, REMIC, 1.58%, 04/25/30 (k)	2,373	177
Interest Only, Series X1-K110, REMIC, 1.70%, 04/25/30 (k)	1,386	108
Interest Only, Series X1-K116, REMIC, 1.42%, 07/25/30 (k)	1,209	83
Interest Only, Series 2020-X1-K120, REMIC, 1.04%, 10/25/30 (k)	7,704	395
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.74%, 09/25/30 (k)	256	244
		1,478
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 8.72%, (SOFR 30-Day Average + 3.40%), 01/25/32 (k)	331	342
Total Government And Agency Obligations (cost $205,339)		196,010
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (k)	665	608
Accesslex Institute
Series 2007-A3-A, 5.89%, (3 Month Term SOFR + 0.56%), 05/25/36 (k)	195	190
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.98%, (3 Month Term SOFR + 1.66%), 07/20/34 (k)	250	250
Series 2020-BR-5A, 7.28%, (3 Month Term SOFR + 1.96%), 07/20/34 (k)	267	267
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (l)	3,186	2,720
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (l)	502	380
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (l)	203	138
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (l)	332	217
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 8.54%, (1 Month Term SOFR + 3.21%), 04/15/26 (k)	817	559
Apidos CLO XV
Series 2013-A1RR-15A, 6.59%, (3 Month Term SOFR + 1.27%), 04/21/31 (k)	247	247
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	159
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.79%, (1 Month Term SOFR + 1.46%), 11/17/36 (k)	105	104
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 7.18%, (1 Month Term SOFR + 1.85%), 05/15/37 (k)	1,285	1,283
Ares LV CLO Ltd
Series 2020-BR-55A, 7.28%, (3 Month Term SOFR + 1.96%), 07/17/34 (k)	424	424
Bain Capital Credit
Series 2017-BR-1A, 7.08%, (3 Month Term SOFR + 1.76%), 07/20/30 (k)	350	349
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 7.27%, (3 Month Term SOFR + 1.96%), 07/19/34 (k)	300	300
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (k)	130	123
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.22%, (1 Month Term SOFR + 0.90%), 09/15/34 (k)	396	396
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.57%, (SOFR 30-Day Average + 2.20%), 01/19/37 (k)	549	550
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	103
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 7.13%, (3 Month Term SOFR + 1.81%), 01/25/35 (k)	250	250
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.76%, (3 Month Term SOFR + 1.44%), 07/17/34 (k)	285	285
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 5.95%, (1 Month Term SOFR + 0.62%), 10/27/36 (k) (l)	49	47
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 6.64%, (1 Month Term SOFR + 1.32%), 03/16/37 (k) (l)	744	685
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.27%, 02/18/54 (k)	8,333	478
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.77%, (3 Month Term SOFR + 1.45%), 07/20/34 (k)	250	250
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 6.62%, (1 Month Term SOFR + 1.55%), 07/16/35 (k)	1,034	1,029
Series 2018-C-ATLS, REMIC, 7.27%, (1 Month Term SOFR + 2.20%), 07/16/35 (k)	459	453
BlueMountain CLO Ltd
Series 2021-A-28A, 6.84%, (3 Month Term SOFR + 1.52%), 04/17/34 (k)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 7.08%, (3 Month Term SOFR + 1.76%), 07/15/31 (k)	252	252
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 7.09%, (1 Month Term SOFR + 1.77%), 05/15/24 (k)	375	375
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 04/15/36 (k)	303	300
Series 2021-B-SSCP, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 04/15/36 (k)	698	676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2021-C-SSCP, REMIC, 6.79%, (1 Month Term SOFR + 1.46%), 04/15/36 (k)	1,075	1,028
Series 2021-D-SSCP, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 04/15/36 (k)	798	758
Series 2021-E-SSCP, REMIC, 7.54%, (1 Month Term SOFR + 2.21%), 04/15/36 (k)	691	658
Series 2021-F-SSCP, REMIC, 8.34%, (1 Month Term SOFR + 3.01%), 04/15/36 (k)	661	630
Series 2021-G-SSCP, REMIC, 9.24%, (1 Month Term SOFR + 3.91%), 04/15/36 (k)	757	726
Series 2021-H-SSCP, REMIC, 10.34%, (1 Month Term SOFR + 5.02%), 04/15/36 (k)	530	510
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	519
BX Commercial Mortgage Trust 2019-XL
Series 2019-J-XL, REMIC, 8.09%, (1 Month Term SOFR + 2.76%), 10/15/36 (k)	939	930
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	205
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.69%, (1 Month Term SOFR + 3.36%), 10/15/25 (k)	147	143
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.24%, (1 Month Term SOFR + 2.91%), 06/15/38 (k)	1,240	1,223
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 8.24%, (1 Month Term SOFR + 2.92%), 05/15/26 (k)	940	927
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/15/38 (k)	378	376
Series 2021-F-XL2, REMIC, 7.68%, (1 Month Term SOFR + 2.36%), 10/15/38 (k)	1,963	1,943
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.69%, (1 Month Term SOFR + 1.39%), 03/15/26 (k)	951	951
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (k)	1,238	1,090
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (k)	1,735	1,489
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 7.68%, (1 Month Term SOFR + 2.36%), 10/15/36 (k)	1,405	1,376
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 01/15/34 (k)	391	386
Series 2021-F-MFM1, REMIC, 8.44%, (1 Month Term SOFR + 3.11%), 01/15/34 (k)	598	589
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 0.00%, (1 Month Term SOFR + 1.44%), 04/15/29 (k)	1,022	1,019
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.76%, (1 Month Term SOFR + 2.20%), 12/15/37 (k)	130	129
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 6.68%, (3 Month Term SOFR + 1.36%), 04/15/32 (k)	250	250
Series 2019-BR-1A, 7.28%, (3 Month Term SOFR + 1.96%), 04/15/32 (k)	250	250
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 7.28%, (3 Month Term SOFR + 1.96%), 01/17/34 (k)	250	250
Catskill Park CLO Ltd
Series 2017-A1B-1A, 6.93%, (3 Month Term SOFR + 1.61%), 04/20/29 (k)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (k)	132	114
Chenango Park CLO, Ltd
Series 2018-A2-1A, 7.13%, (3 Month Term SOFR + 1.81%), 04/15/30 (k)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 5.54%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (f) (k)	100	106
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 7.38%, (3 Month Term SOFR + 2.06%), 10/22/31 (k)	350	350
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 7.03%, (3 Month Term SOFR + 1.71%), 01/22/31 (k)	250	250
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (k)	960	958
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 11/25/35 (k) (l)	45	44
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.98%, (3 Month Term SOFR + 1.66%), 04/17/30 (k)	258	256
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.64%, 11/18/25 (k)	96	83
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 6.60%, (1 Month Term SOFR + 1.28%), 05/15/36 (k)	273	273
Series 2019-C-ICE4, REMIC, 6.80%, (1 Month Term SOFR + 1.48%), 05/15/36 (k)	282	282
Series 2019-D-ICE4, REMIC, 6.97%, (1 Month Term SOFR + 1.65%), 05/15/36 (k)	958	957
Series 2019-E-ICE4, REMIC, 7.52%, (1 Month Term SOFR + 2.20%), 05/15/36 (k)	808	807
Series 2019-F-ICE4, REMIC, 8.02%, (1 Month Term SOFR + 2.70%), 05/15/36 (k)	1,247	1,242
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 10.30%, (1 Month Term SOFR + 4.98%), 10/15/37 (k)	200	186
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	583	545
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 6.38%, (1 Month Term SOFR + 1.05%), 05/15/35 (k) (l)	128	128
Series 2018-D-BIOD, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 05/15/35 (k) (l)	288	286
Series 2018-F-BIOD, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 05/15/35 (k) (l)	1,179	1,157
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 7.23%, (3 Month Term SOFR + 1.91%), 07/15/30 (k)	250	250
Elmwood CLO II Ltd
Series 2019-BR-2A, 7.23%, (3 Month Term SOFR + 1.91%), 04/20/34 (k)	350	350
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 8.11%, (1 Month Term SOFR + 2.78%), 11/15/38 (k)	1,009	999
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 07/15/38 (k)	1,990	1,988
Series 2021-E-ESH, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 07/15/38 (k)	1,390	1,390
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.69%, (1 Month Term SOFR + 1.36%), 11/18/36 (k)	95	95
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 8.18%, (1 Month Term SOFR + 2.58%), 05/19/27 (k)	1,343	1,349
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.79%, (1 Month Term SOFR + 2.46%), 02/15/38 (k)	120	34
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	502	393
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.46%, (1 Month Term SOFR + 1.13%), 07/15/39 (k)	672	665
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2022-A-ECI, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 08/15/24 (k)	117	118
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 8.37%, (1 Month Term SOFR + 3.05%), 11/15/36 (k)	1,943	1,884

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 10/15/26 (k)	239	236
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 06/16/36 (k)	230	213
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	556
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.71%, 12/12/53 (k)	981	77
Harvest CLO XVIII Designated Activity Company
Series B-18X, 5.14%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (f) (k)	102	108
Holland Park CLO Designated Activity Company
Series A1RR-1X, 4.83%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (f) (k)	100	107
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (k)	138	121
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	336
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2022-A-NXSS, REMIC, 7.50%, (1 Month Term SOFR + 2.18%), 09/16/24 (k)	287	288
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 8.06%, (1 Month Term SOFR + 2.74%), 07/08/33 (k) (l)	192	158
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.89%, (1 Month Term SOFR + 2.56%), 04/15/26 (k)	1,190	1,177
Series 2021-F-MHC, REMIC, 8.39%, (1 Month Term SOFR + 3.06%), 04/15/26 (k)	520	513
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (k)	481	387
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (k)	6,033	4,865
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (k)	3,779	3,293
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (k)	1,620	1,103
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 8.19%, (1 Month Term SOFR + 2.86%), 10/15/38 (k)	191	193
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 7.07%, (3 Month Term SOFR + 1.76%), 04/19/30 (k)	250	250
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	348	343
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (k)	253	252
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (k)	2,502	2,497
Series 2021-G-MDLN, REMIC, 10.69%, (1 Month Term SOFR + 5.36%), 11/15/38 (k)	2,688	2,683
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.54%, (1 Month Term SOFR + 1.21%), 07/18/36 (k)	392	390
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.70%, (1 Month Term SOFR + 3.37%), 12/16/26 (k)	1,316	1,229
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.54%, (1 Month Term SOFR + 2.22%), 04/15/26 (k)	1,281	1,271
Series 2021-F-MHC, REMIC, 8.04%, (1 Month Term SOFR + 2.72%), 04/15/26 (k)	143	142
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 8.19%, (1 Month Term SOFR + 2.86%), 07/15/38 (k)	602	594
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.32%, 07/17/25 (k)	99	89
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (k)	338	300
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	450	412
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,007
Series 2021-D-DA, 4.00%, 04/15/60	370	329
Series 2021-A-DA, 6.51%, (Prime + -1.99%), 04/15/60 (k)	1,264	1,214
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	773
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	792
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	105
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 5.17%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (f) (k)	104	110
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.99%, (3 Month Term SOFR + 1.66%), 04/28/31 (k)	200	200
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 7.28%, (3 Month Term SOFR + 1.96%), 10/20/34 (k)	250	250
OCP Euro CLO 2017-2 Designated Activity Company
Series 2017-B-2X, 5.29%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (f) (k)	104	112
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 7.23%, (3 Month Term SOFR + 1.91%), 07/02/35 (k)	256	256
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	363	355
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.79%, (1 Month Term SOFR + 3.46%), 07/15/38 (k)	286	203
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.94%, (1 Month Term SOFR + 2.61%), 07/25/51 (k)	88	88
Series 2021-C-1A, 9.19%, (1 Month Term SOFR + 3.86%), 07/25/51 (k)	77	77
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	384
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.83%, (1 Month Term SOFR + 2.50%), 10/25/39 (k)	1,931	1,939
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.98%, (3 Month Term SOFR + 1.66%), 04/20/34 (k)	250	249
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 5.78%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (f) (k)	100	108
RR 28 Ltd
Series 2024-A1R-28RA, 6.87%, 04/15/37 (k)	762	765
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 7.23%, (3 Month Term SOFR + 1.91%), 04/20/33 (k)	250	250
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 10.19%, (1 Month Term SOFR + 4.86%), 04/15/24 (k)	1,681	1,761
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,542	1,303
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	224	206
Series 2021-C-C, REMIC, 3.00%, 01/15/53	133	114
Series 2021-D-C, REMIC, 3.93%, 01/15/53	70	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SPLT_23-1: A ABS
Series 2023-A-1, 6.00%, 09/13/27 (k)	2,760	2,761
SPLT_23-1: R1 ABS
Series 2023-R1-1, 0.00%, 11/12/30 (k)	27	1,538
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31 (e)	2,149	2,149
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (e) (j) (k)	24	1,192
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 7.36%, (1 Month Term SOFR + 2.04%), 07/15/36 (k)	501	494
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 11/15/38 (k)	247	247
Series 2021-F-MFP, REMIC, 8.06%, (1 Month Term SOFR + 2.74%), 11/15/38 (k)	1,438	1,427
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 8.06%, (1 Month Term SOFR + 2.73%), 11/16/26 (k)	700	687
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.70%, (3 Month Term SOFR + 1.38%), 01/17/34 (k)	250	250
TICP CLO XII, Ltd.
Series 2018-BR-12A, 7.23%, (3 Month Term SOFR + 1.91%), 07/17/34 (k)	250	250
Trestles CLO III Ltd
Series 2020-A1-3A, 6.91%, (3 Month Term SOFR + 1.59%), 01/20/33 (k)	380	380
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 7.59%, (3 Month Term SOFR + 2.26%), 01/25/34 (k)	250	250
Series 2020-C-14A, 8.59%, (3 Month Term SOFR + 3.26%), 01/25/34 (k)	257	257
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	160
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (k)	325	294
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 6.62%, (3 Month Term SOFR + 1.30%), 04/20/34 (k)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 5.61%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (k)	250	264
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (k)	500	484
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (k)	269	243
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (k)	332	290
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.80%, 07/17/53 (k)	4,882	414
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.52%, 04/17/54 (k)	2,844	204
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.80%, (3 Month Term SOFR + 1.48%), 10/24/34 (k)	213	213
Total Non-U.S. Government Agency Asset-Backed Securities (cost $109,272)		102,804
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Industrials 0.3%
Babilou Family
Term Loan, 7.91%, (EURIBOR + 4.25%), 11/17/27, EUR (k)	4,036	4,344
EM Bidco Ltd
Term Loan, 0.00%, (SONIA + 7.25%), 06/24/30, GBP (e) (k) (q)	1,916	2,421
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 11.74%, (SOFR + 6.25%), 02/03/29 (e) (k)	651	586
Signal Parent, Inc.
Term Loan, 8.93%, (SOFR + 3.50%), 03/24/28 (k)	495	468
TK Elevator Midco GmbH
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/11/30, EUR (k) (q)	1,017	1,095
Vaco Holdings, LLC
2022 Term Loan, 10.43%, (3 Month Term SOFR + 5.00%), 01/07/29 (k)	661	653
		9,567
Information Technology 0.3%
Altar Bidco, Inc.
Term Loan, 10.40%, (SOFR + 5.60%), 11/09/28 (k)	1,632	1,608
DRI Holdings, Inc
Term Loan, 10.68%, (EURIBOR + 5.25%), 12/15/28 (k)	552	516
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (k)	1,501	1,506
GoTo Group, Inc.
Term Loan, 10.17%, (SOFR + 4.75%), 08/31/27 (k)	919	872
2024 Second Out Term Loan, 10.06%, (SOFR + 4.75%), 04/28/28 (k)	753	573
Mosel Bidco SE
Term Loan, 8.68%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (k)	2,239	2,414
Quartz Acquireco LLC
Term Loan B, 8.83%, (SOFR + 3.50%), 06/28/30 (k)	626	627
Redstone Holdco 2 L.P.
Term Loan, 0.00%, (LIBOR + 4.75%), 04/27/28 (k) (q)	105	86
Term Loan, 10.19%, (SOFR + 4.75%), 04/27/28 (k)	935	770
Xerox Holdings Corp
2023 Term Loan B, 9.33%, (SOFR + 4.00%), 11/14/29 (k)	372	373
		9,345
Consumer Discretionary 0.3%
Aimbridge Acquisition Co Inc
Term Loan, 10.19%, (SOFR + 6.00%), 02/01/26 (k)	1,367	1,336
American Auto Auction Group, LLC
Term Loan, 10.50%, (SOFR + 5.00%), 01/27/28 (k)	266	264
CD&R Firefly Bidco Limited
Term Loan, 0.00%, (SONIA + 5.75%), 02/20/29, GBP (k) (q)	598	749
First Brands Group LLC
Term Loan B, 9.06%, (EURIBOR + 5.00%), 03/30/27, EUR (e) (k)	999	1,077
Hydrofarm Holdings Group, Inc.
Term Loan, 10.94%, (LIBOR + 5.50%), 10/21/28 (e) (k)	398	321
J&J Ventures Gaming, LLC
Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 04/07/28 (k)	634	628
Jack Ohio Finance, LLC
Term Loan, 10.19%, (SOFR + 4.75%), 09/30/28 (k)	318	318
Maverick Gaming LLC
Term Loan, 13.10%, (LIBOR + 7.50%), 08/17/26 (k)	531	372
Parts Europe
Term Loan, 7.64%, (3 Month EURIBOR + 3.75%), 01/22/31, EUR (k)	2,132	2,294
PAX Holdco Spain SLU
Term Loan, 0.00%, 12/31/29, EUR (k) (q)	1,632	1,729
		9,088
Communication Services 0.3%
Avaya, Inc.
2023 Exit Term Loan, 6.83%, (SOFR + 1.50%), 08/01/28 (k)	6	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
DirecTV Financing, LLC
Term Loan, 10.44%, (SOFR + 5.00%), 07/22/27 (k)	371	371
Level 3 Financing Inc.
2019 Term Loan B, 7.19%, (SOFR + 1.75%), 03/01/27 (k)	465	461
Ziggo BV
Term Loan, 6.86%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (k)	6,053	6,283
		7,121
Consumer Staples 0.2%
City Brewing Co LLC
Term Loan, 9.08%, (SOFR + 3.50%), 03/30/28 (k)	409	314
Market Bidco Limited
EUR Term Loan B1, 8.65%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (k)	955	999
Naked Juice LLC
2nd Lien Term Loan, 11.45%, (SOFR + 6.00%), 01/25/30 (k)	82	66
Sigma Holdco BV
Term Loan, 10.98%, (SONIA + 5.75%), 01/06/28, GBP (k)	2,150	2,684
		4,063
Materials 0.1%
INEOS Quattro Holdings UK Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 4.50%), 03/31/29, EUR (k) (q)	1,210	1,288
INEOS US Finance LLC
Term Loan, 0.00%, (EURIBOR + 4.00%), 11/08/27, EUR (k) (q)	1,000	1,075
SCIH Salt Holdings Inc.
Term Loan, 9.44%, (LIBOR + 4.00%), 03/16/27 (k)	704	705
		3,068
Financials 0.0%
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (k) (q)	555	554
Kronos Acquisition Holdings Inc
Term Loan, 11.49%, (SOFR + 6.00%), 12/22/26 (k)	292	292
		846
Total Senior Floating Rate Instruments (cost $44,265)		43,098
INVESTMENT COMPANIES 1.4%
Invesco Municipal Opportunity Trust	16	159
Invesco Municipal Trust	16	157
Invesco Quality Municipal Income Trust	16	156
Invesco S&P 500 Equal Weight ETF (d)	59	10,072
Invesco Trust for Investment Grade Municipals	16	161
Invesco Value Municipal Income Trust	14	163
iShares 0-5 Year TIPS Bond ETF (d) (r)	31	3,043
iShares iBoxx $ Investment Grade Corporate Bond ETF (d) (r)	18	1,995
iShares JP Morgan USD Emerging Markets Bond ETF (d) (r)	19	1,684
iShares Latin America 40 ETF (d) (r)	58	1,654
iShares MSCI Brazil ETF (d) (r)	68	2,194
iShares MSCI China ETF (d) (r)	84	3,349
iShares MSCI Emerging Markets ETF (r)	8	347
iShares Russell Mid-Cap Growth ETF (d) (r)	8	891
Nuveen Municipal Value Fund	25	220
SPDR Bloomberg High Yield Bond ETF (d)	15	1,394
SPDR S&P Regional Banking ETF (d)	6	279
VanEck J. P. Morgan EM Local Currency Bond ETF	169	4,150
VanEck Semiconductor ETF (d)	34	7,538
Total Investment Companies (cost $39,676)		39,606
PREFERRED STOCKS 0.2%
Financials 0.1%
Citigroup Capital XIII, 11.95%, 10/30/40	70	2,066
Wells Fargo & Company - Series A, 7.50% (h) (i)	1	1,089
		3,155
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	11	1,114
Volkswagen Aktiengesellschaft (i)	4	488
		1,602
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (i)	116	871
Utilities 0.0%
Companhia Energetica De Minas Gerais-Cemig	58	146
Materials 0.0%
Bradespar S.A.	10	42
Fuchs SE	2	99
		141
Total Preferred Stocks (cost $5,456)		5,915
WARRANTS 0.0%
Cano Health, Inc. (a)	41	—
Evgo Inc. (a)	23	4
Hippo Holdings Inc. (a)	20	—
Innovid Corporation (a)	8	—
Latch, Inc. (a) (e)	53	1
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	6
Total Warrants (cost $626)		11
SHORT TERM INVESTMENTS 13.4%
Investment Companies 12.2%
JNL Government Money Market Fund - Class I, 5.19% (r) (s)	348,423	348,423
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.29% (r) (s)	13,694	13,694
Treasury Securities 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
10.23%, 10/03/24	5,522	3,142
Presidencia da Republica
10.47%, 04/01/24, BRL	39,094	7,791
		10,933
Commercial Paper 0.3%
HSBC USA Inc.
6.24%, 06/24/24	1,250	1,234
6.22%, 07/01/24	1,780	1,756
6.17%, 08/12/24	1,690	1,655
6.21%, 10/11/24	1,698	1,647
UBS AG
5.92%, 06/18/24	1,720	1,698
5.78%, 06/25/24	1,720	1,697
		9,687
U.S. Treasury Bill 0.0%
Treasury, United States Department of
5.28%, 05/09/24	238	237
Total Short Term Investments (cost $382,713)		382,974
Total Investments 100.0% (cost $2,596,180)		2,859,303
Total Securities Sold Short 0.0% (proceeds $1,058)		(1,380)
Total Purchased Options 0.5% (cost $15,235)		13,165
Other Derivative Instruments (0.5)%		(13,083)
Other Assets and Liabilities, Net 0.0%		960
Total Net Assets 100.0%		2,858,965

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was on loan as of March 31, 2024.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $125,086 and 4.4% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(o) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $41,540.

(q) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.0%)
COMMON STOCKS (0.0%)
Consumer Discretionary (0.0%)
Marriott International, Inc. - Class A (5)	(1,380)
Total Common Stocks (proceeds $1,058)	(1,380)
Total Securities Sold Short (0.0%) (proceeds $1,058)	(1,380)

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,017	—	—	—	—	26	3,043	0.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,027	—	—	14	—	(32)	1,995	0.1
iShares JP Morgan USD Emerging Markets Bond ETF	1,672	—	—	14	—	12	1,684	0.1
iShares Latin America 40 ETF	1,690	—	—	—	—	(36)	1,654	—
iShares MSCI Brazil ETF	2,365	—	—	—	—	(171)	2,194	0.1
iShares MSCI China ETF	3,434	—	—	—	—	(85)	3,349	0.1
iShares MSCI Emerging Markets ETF	340	—	—	—	—	7	347	—
iShares Russell Mid-Cap Growth ETF	816	—	—	1	—	75	891	—
JNL Government Money Market Fund, 5.19% - Class I	396,999	336,840	385,416	5,079	—	—	348,423	12.2
JNL Government Money Market Fund, 5.29% - Class SL	36,174	132,597	155,077	239	—	—	13,694	0.5
	448,534	469,437	540,493	5,347	—	(204)	377,274	13.2

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 6.50%, 01/31/26	02/21/24	1,805	1,792	0.1
ABN AMRO Bank N.V.	06/15/23	1,121	1,362	0.1
AENA, S.M.E., S.A.	02/24/23	96	119	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,137	2,179	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	735	725	—
Altice France, 2.50%, 01/15/25	01/29/24	318	293	—
Altice France, 2.13%, 02/15/25	09/06/23	129	121	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Altice France Holding S.A., 5.88%, 02/01/27	02/23/24	633	534	—
Amadeus IT Holding, S.A.	03/19/24	220	222	—
Amgen Inc., 5.50%, 12/07/26	09/13/22	118	128	—
AMS-Osram AG, 2.13%, 11/03/27	11/14/23	1,085	1,006	0.1
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	114	124	—
AT&T Inc., 5.50%, 03/15/27	09/07/22	176	191	—
Azzurra Aeroporti S.P.A., 2.13%, 05/30/24	05/23/23	2,748	2,750	0.1
Baidu, Inc. - Class A	05/31/23	378	320	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	552	609	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	585	584	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	111	120	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	110	119	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	1,993	1,993	0.1
Bellis Acquisition Company PLC, 3.25%, 02/16/26	09/28/23	5,118	5,384	0.2
Bellis Finco PLC, 4.00%, 02/16/27	09/28/23	1,357	1,477	0.1
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	311	337	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	111	122	—
BNP Paribas, 2.13%, 01/23/27	05/24/23	617	629	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	102	113	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,076	1,055	0.1
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	2,046	2,068	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	721	733	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	12/09/22	47	72	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/26	12/09/22	74	93	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	200	200	—
Cellnex Telecom, S.A.	10/28/19	13,622	11,794	0.4
Cellnex Telecom, S.A., 0.75%, 11/20/31	03/12/24	1,021	1,012	0.1
China Tower Corporation Limited - Class H	05/12/23	75	75	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 5.54%, 04/15/33	07/07/20	112	106	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	737	726	—
Citigroup Inc., 1.25%, 07/06/26	05/09/23	582	580	—
CK Hutchison Group Telecom Finance S.A., 2.63%, 10/17/34	02/21/24	1,141	1,168	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	03/21/24	808	799	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.94%, 02/12/29	03/22/24	737	726	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	02/01/24	1,660	1,625	0.1
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	105	115	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	340	340	—
Coty Inc., 3.88%, 04/15/26	06/01/23	1,723	1,717	0.1
Coty Inc., 5.75%, 09/15/28	11/27/23	234	232	—
Credit Suisse Group AG, 0.65%, 01/14/28	06/13/23	1,074	1,109	0.1
Dana Financing Luxembourg S.a r.l., 3.00%, 07/15/29	03/12/24	632	623	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	773	761	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	292	298	—
Deuce Finco PLC, 5.50%, 06/15/27	11/08/23	2,548	2,702	0.1
Douglas GmbH, 6.00%, 04/08/26	09/05/23	1,051	1,097	0.1
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	259	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	195	192	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	04/05/23	181	178	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,542	3,423	0.1
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	590	587	—
Forvia, 2.75%, 02/15/27	01/27/23	1,923	1,988	0.1
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	281	302	—
Grand Round, Inc.	03/31/15	1,774	593	—
Haidilao International Holding Ltd.	11/21/23	498	602	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 5.14%, 10/15/30	06/15/20	113	108	—
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	490	478	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	459	441	—
HM Treasury, 3.75%, 10/22/53	11/21/23	3,228	3,312	0.1
HM Treasury, 0.50%, 10/22/61	06/23/23	6,680	6,469	0.2
Holland Park CLO Designated Activity Company, Series A1RR-1X, 4.83%, 11/14/32	07/10/20	112	107	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	11/28/23	646	653	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	750	763	—
Iliad Holding, 5.13%, 10/15/26	09/06/23	1,328	1,359	0.1
Iliad Holding, 5.63%, 10/15/28	11/28/23	2,048	2,020	0.1
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA, 5.50%, 05/17/27	01/17/24	1,347	1,352	0.1
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	386	381	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	110	120	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	111	121	—
Jawbone Inc.	01/25/17	—	—	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	379	416	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	584	594	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
KBC Groep, 1.25%, 09/21/27	09/07/22	104	115	—
Kirk Beauty SUN GmbH, 8.25%, 10/01/26	10/23/23	1,633	1,771	0.1
Korea National Oil Corporation, 4.88%, 04/03/28	03/27/23	200	199	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	112	124	—
Kumba Iron Ore Ltd	01/20/21	396	307	—
Leviathan Bond Ltd, 6.75%, 06/30/30	06/27/23	61	60	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/12/22	315	345	—
Lookout, Inc. - Series F	09/19/14	3,242	783	—
Lookout, Inc.	03/04/15	237	29	—
Loxama, 5.75%, 07/15/27	03/12/24	704	688	—
Loxama, 6.38%, 05/31/29	03/12/24	1,080	1,064	0.1
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	273	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	200	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	396	389	—
Market Bidco Finco PLC, 5.50%, 11/04/27	09/28/23	2,120	2,208	0.1
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,307	1,417	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	2,023	2,065	0.1
Meituan - Class B	02/08/24	1	1	—
Mercedes-Benz International Finance B.V., 1.38%, 06/26/26	05/24/23	575	579	—
Millicom International Cellular SA, 5.13%, 01/15/28	12/09/22	220	221	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	737	746	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	109	121	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,132	1,140	0.1
Nigeria, Federal Government of, 7.63%, 11/28/47	12/12/22	133	155	—
Nissan Motor Co., Ltd., 2.65%, 03/17/26	04/19/23	356	357	—
Nobian Finance B.V., 3.63%, 07/15/26	03/12/24	679	668	—
Nongfu Spring Co., Ltd. - Class H	02/14/22	476	474	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 5.17%, 01/20/32	06/15/20	115	110	—
OCP Euro CLO 2017-2 Designated Activity Company, Series 2017-B-2X, 5.29%, 01/15/32	07/09/20	115	112	—
Orsted A/S	11/14/23	660	741	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	197	197	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	321	322	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	341	339	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	343	336	—
Puma International Financing S.A., 5.00%, 01/24/26	08/21/23	293	304	—
Punch Finance PLC, 6.13%, 06/30/26	11/21/23	2,631	2,754	0.1
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	3	—
Rekeep S.p.A., 7.25%, 02/01/26	02/02/24	964	921	0.1
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 5.78%, 12/20/31	06/24/20	112	108	—
Romania, Government of, 2.88%, 03/11/29	12/12/22	329	353	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	330	356	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	172	185	—
Samarco Mineracao S/A, 9.05%, 06/30/31	02/13/24	97	99	—
Sandor-Palota, 5.38%, 09/12/33	01/18/24	193	194	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	112	123	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	402	390	—
Saudi Arabian Oil Company	05/14/23	45	42	—
SBB Treasury Oyj, 0.75%, 12/14/28	03/11/24	169	162	—
SBB Treasury Oyj, 1.13%, 11/26/29	03/11/24	166	155	—
Scout24 SE	05/12/23	105	117	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	176	174	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	155	179	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	585	603	—
Societe Generale, 1.88%, 10/03/24	09/07/22	114	124	—
Stonegate Pub Company Financing PLC, 8.25%, 07/31/25	02/09/24	790	783	—
Suam Finance B.V., 4.88%, 04/17/24	12/09/22	337	337	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	103	114	—
Takeda Pharmaceutical Co Ltd, 2.25%, 11/21/26	08/09/23	572	566	—
Tele Columbus AG, 10.00%, 03/19/29	03/21/24	503	469	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	310	338	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	315	324	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	655	677	—
The Goldman Sachs Group, Inc., 0.25%, 01/26/28	04/21/23	602	608	—
The Goldman Sachs Group, Inc., 0.88%, 05/09/29	01/18/24	552	556	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	303	301	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	03/08/23	4,327	4,106	0.2
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	375	379	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	11/21/23	1,201	1,227	0.1
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	109	119	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	109	118	—
Transocean Ltd.	02/09/23	1,328	1,135	0.1
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	300	354	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	595	614	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	1,203	1,335	0.1
Verizon Communications Inc., 4.07%, 06/18/24	09/07/22	115	126	—
Vertical Midco GmbH, 4.38%, 07/15/27	01/27/23	3,308	3,357	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	182	178	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	773	849	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,744	1,696	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	09/28/23	2,425	2,447	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	106	104	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	126	130	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	11/28/23	2,113	2,067	0.1
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/12/24	1,309	1,289	0.1
Volkswagen Financial Services Aktiengesellschaft, 0.88%, 01/31/28	04/18/23	603	602	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	113	123	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	114	124	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	917	884	—
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	593	590	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	869	892	—
WuXi AppTec Co., Ltd. - Class H	02/06/24	373	289	—
Zalando SE	06/13/23	949	1,098	0.1
		146,097	139,304	4.9

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	568	June 2024	AUD	65,978	133	152
DAX Index	7	June 2024	EUR	3,150	6	148
Euro BOBL	1,219	June 2024	EUR	143,672	—	508
Euro Bund	587	June 2024	EUR	77,743	6	592
Euro OAT	126	June 2024	EUR	16,066	(20)	90
Euro Schatz	158	June 2024	EUR	16,703	(5)	(3)
FTSE 100 Index	2	June 2024	GBP	156	1	5
Italy Government BTP Bond	43	June 2024	EUR	5,033	(21)	92
Long Gilt	120	June 2024	GBP	11,761	27	294
MSCI Emerging Markets Index	69	June 2024		3,654	15	(35)
NIFTY 50 Index	126	April 2024		5,639	28	26
Nikkei 225 Index	230	June 2024	JPY	9,158,140	(304)	592
Russell 2000 Index	17	June 2024		1,775	6	49
S&P 500 Index	343	June 2024		90,924	4	117
S&P/TSX 60 Index	20	June 2024	CAD	5,274	10	68
STOXX Banks Index	319	June 2024	EUR	1,997	28	176
United States 5 Year Note	3,457	July 2024		369,794	(382)	159
United States Long Bond	206	June 2024		24,288	52	522
United States Ultra Bond	149	June 2024		19,013	90	208
					(326)	3,760
Short Contracts
Euro Buxl 30 Year Bond	(16)	June 2024	EUR	(2,132)	(3)	(44)
Euro STOXX 50 Price Index	(228)	June 2024	EUR	(11,268)	(15)	(254)
Japan 10 Year Bond	(58)	June 2024	JPY	(8,440,183)	(54)	(137)
NASDAQ 100 Stock Index	(51)	June 2024		(18,582)	29	(263)
Nikkei 225 Index	(33)	June 2024	JPY	(657,673)	12	(52)
United States 10 Year Note	(858)	June 2024		(94,963)	67	(101)
United States 10 Year Ultra Bond	(2,634)	June 2024		(299,360)	(41)	(2,521)
United States 2 Year Note	(3,105)	July 2024		(635,642)	631	718
					626	(2,654)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	10.95	(M)	12/03/24	MXN	195,460	2	(2)
28-Day MEXIBOR (M)	Receiving	10.76	(M)	01/23/25	MXN	156,488	2	5
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	(3)	(103)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	(3)	(102)
28-Day MEXIBOR (M)	Paying	10.84	(M)	09/25/25	MXN	105,039	(3)	54
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	(2)	(273)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	(2)	(377)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	(2)	(312)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	(1)	(188)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	(2)	(281)
28-Day MEXIBOR (M)	Paying	9.13	(M)	08/15/28	MXN	162,279	(6)	79
28-Day MEXIBOR (M)	Paying	8.67	(M)	01/18/29	MXN	69,842	(3)	(32)
28-Day MEXIBOR (M)	Paying	8.17	(M)	06/10/33	MXN	153,395	(4)	(324)
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	127,006	1	(1)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	(3)	43
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	(1)	21
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	(1)	23
6M EURIBOR (S)	Receiving	1.00	(A)	05/04/24	EUR	113,111	10	481
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(1)	2,941
6M EURIBOR (S)	Paying	1.75	(A)	05/04/24	EUR	226,223	(16)	(734)
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	19	399
6M PRIBOR (Q)	Receiving	4.68	(A)	03/20/25	CZK	119,650	(4)	(10)
6M PRIBOR (S)	Receiving	4.10	(A)	03/20/26	CZK	63,552	1	(4)
6M WIBOR (Q)	Paying	5.68	(A)	03/20/25	PLN	43,608	1	(19)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	(1)	6
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,457	15	(10)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	15	(9)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	—	34
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(4)	30
India NSEIBOR (S)	Paying	6.34	(S)	03/20/27	INR	1,776,593	(5)	(33)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.38	(Q)	09/20/26	KRW	5,409,069	(1)	8
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	507,894	2	(22)
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	620,759	2	(14)
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	326,766	3	(18)
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	326,766	3	(16)
Sterling Overnight Index Average Rate (A)	Receiving	2.47	(A)	04/03/24	GBP	80,060	—	28
Sterling Overnight Index Average Rate (A)	Paying	3.22	(A)	04/03/24	GBP	160,120	—	(40)
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	41,751	(2)	(177)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	19	(246)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	1	468
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	1	132
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	1	134
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	12	101
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	10	215
U.S. SOFR (A)	Receiving	4.40	(A)	11/01/33		18,357	3	(817)
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	(16)	110
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	(4)	(157)
U.S. SOFR (A)	Receiving	4.03	(A)	09/29/53		73,036	(265)	(5,416)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	(29)	(61)
U.S. SOFR (A)	Paying	5.45	(A)	10/02/24		475,418	(35)	128
U.S. SOFR (A)	Paying	5.00	(A)	10/02/25		172,128	(140)	494
U.S. SOFR (A)	Paying	4.69	(A)	10/02/26		26,680	(41)	180
U.S. SOFR (A)	Paying	4.17	(A)	10/23/26		29,662	(21)	119
U.S. SOFR (A)	Paying	4.21	(A)	10/27/26		59,363	(41)	262
U.S. SOFR (A)	Paying	3.47	(A)	03/10/27		15,391	(21)	(108)
U.S. SOFR (A)	Paying	3.30	(A)	10/23/27		11,066	(8)	(68)
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(12)	153
U.S. SOFR (A)	Paying	3.92	(A)	11/03/27		7,335	(5)	37
U.S. SOFR (A)	Paying	3.95	(A)	11/03/27		7,335	(5)	41
U.S. SOFR (A)	Paying	3.99	(A)	11/03/27		14,669	(11)	91
U.S. SOFR (A)	Paying	4.07	(A)	11/03/27		29,733	(21)	230
U.S. SOFR (A)	Paying	3.86	(A)	11/10/27		30,730	(21)	126
U.S. SOFR (A)	Paying	3.48	(A)	01/23/28		41,058	(14)	(88)
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(12)	257
U.S. SOFR (A)	Paying	3.87	(A)	02/05/28		37,186	(11)	179
U.S. SOFR (A)	Paying	4.42	(A)	10/02/28		39,870	(47)	624
U.S. SOFR (A)	Paying	4.40	(A)	10/31/28		20,539	(25)	320
U.S. SOFR (A)	Paying	3.25	(A)	12/15/28		32,294	14	(162)
U.S. SOFR (A)	Paying	3.79	(A)	03/29/29		55,833	(481)	(481)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.14	(A)	05/12/33	21,523	22	(401)
U.S. SOFR (A)	Paying	4.31	(A)	09/29/33	201,738	(37)	7,467
U.S. SOFR (A)	Paying	4.00	(A)	01/12/34	14,879	(2)	196
U.S. SOFR (A)	Paying	4.00	(A)	01/17/34	4,296	(1)	57
U.S. SOFR (A)	Paying	4.00	(A)	11/03/53	8,127	30	568
						(1,207)	5,735

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(153)	2	125
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(69)	—	(63)
ITRAXX.EUR.40 (Q)	N/A	1.00	12/20/28	302	(7)	—	(1)
ITRAXX.XO.40 (Q)	N/A	5.00	12/20/28	10,472	(863)	(9)	(31)
					(1,092)	(7)	30
Credit default swap agreements - sell protection
CDX.NA.HY.39.V3 (Q)	3.00	5.00	12/20/27	(3,221)	238	(1)	237
CDX.NA.HY.41.V2 (Q)	3.41	5.00	12/20/28	(5,180)	381	(1)	221
CDX.NA.IG.39 (Q)	0.43	1.00	12/20/27	(2,318)	50	—	47
ITRAXX.EUR.XO.38.V2 (Q)	2.13	5.00	12/20/27	(6,341)	646	4	883
					1,315	2	1,388

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
3 Month SOFR Index Future, Jun. 2024	Put	94.75	05/10/24	2,855		107

Index Options
Chicago Board Options Exchange Volatility Index	Call	20.00	04/17/24	336	672	7
Chicago Board Options Exchange Volatility Index	Call	18.00	04/17/24	192	346	6
						13
Options on Securities
Abbott Laboratories	Put	105.00	05/17/24	263	2,762	21
Adobe Inc.	Call	590.00	04/19/24	74	4,366	3
Adobe Inc.	Call	600.00	05/17/24	44	2,640	5
Adobe Inc.	Call	540.00	05/17/24	44	2,376	38
Advanced Micro Devices, Inc.	Call	210.00	03/28/24	517	10,857	—
Advanced Micro Devices, Inc.	Call	200.00	05/17/24	137	2,740	94
Alphabet Inc.	Put	130.00	04/19/24	354	4,602	4
Amazon.com, Inc.	Call	185.00	04/19/24	504	9,324	109
Amazon.com, Inc.	Call	180.00	04/19/24	448	8,064	194
Amazon.com, Inc.	Call	190.00	05/17/24	443	8,417	237
Apple Inc.	Call	220.00	08/16/24	741	16,302	44
AstraZeneca PLC	Call	67.50	04/19/24	444	2,997	65
Bank of America Corporation	Call	39.00	05/17/24	948	3,697	86
Caterpillar Inc.	Call	380.00	05/17/24	190	7,220	176
CF Industries Holdings, Inc.	Call	92.50	05/17/24	292	2,701	23
Chevron Corporation	Call	165.00	05/17/24	190	3,135	36
ConocoPhillips	Call	130.00	05/17/24	219	2,847	68
Costco Wholesale Corporation	Call	735.00	04/19/24	42	3,087	44
Costco Wholesale Corporation	Call	825.00	05/17/24	41	3,383	4
CrowdStrike Holdings, Inc.	Call	360.00	06/21/24	68	2,448	102
D.R. Horton, Inc.	Call	165.00	05/17/24	187	3,086	150
D.R. Horton, Inc.	Call	155.00	05/17/24	107	1,659	149
Danaher Corporation	Call	270.00	05/17/24	87	2,349	20
Deckers Outdoor Corporation	Call	960.00	04/19/24	34	3,264	55
Deckers Outdoor Corporation	Call	900.00	04/19/24	13	1,170	68
Delta Air Lines, Inc.	Call	45.00	04/19/24	933	4,199	327
DexCom, Inc.	Call	120.00	05/17/24	148	1,776	300
Edwards Lifesciences Corporation	Call	100.00	05/17/24	220	2,200	58
Edwards Lifesciences Corporation	Call	100.00	06/21/24	219	2,190	81
Eli Lilly and Company	Call	820.00	05/17/24	20	1,640	45
Eli Lilly and Company	Call	760.00	05/17/24	45	3,420	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Exxon Mobil Corporation	Call		105.00	04/19/24	601		6,311	700
Freeport-McMoRan Inc.	Call		48.00	05/17/24	582		2,794	130
iShares China Large-Cap ETF	Call		26.00	04/19/24	2,494		6,484	25
iShares iBoxx $ High Yield Corporate Bond ETF	Put		76.00	06/21/24	387		2,941	18
iShares JP Morgan USD Emerging Markets Bond ETF	Put		87.00	04/19/24	145		1,262	1
iShares Russell 2000 ETF	Put		198.00	04/19/24	77		1,525	4
iShares Russell 2000 ETF	Put		202.00	04/19/24	98		1,980	10
iShares Russell 2000 ETF	Put		165.00	05/17/24	139		2,294	2
JPMorgan Chase & Co.	Call		210.00	06/21/24	1,628		34,188	635
Lam Research Corporation	Call		1,060.00	06/21/24	27		2,862	104
Las Vegas Sands Corp.	Call		57.50	04/19/24	406		2,335	6
Merck & Co., Inc.	Call		130.00	04/19/24	540		7,020	186
Merck & Co., Inc.	Call		125.00	04/19/24	377		4,713	287
Meta Platforms, Inc.	Call		495.00	04/19/24	89		4,406	82
Meta Platforms, Inc.	Call		500.00	06/21/24	104		5,200	335
Micron Technology, Inc.	Call		95.00	04/19/24	147		1,397	341
Microsoft Corporation	Call		440.00	04/19/24	137		6,028	21
Microsoft Corporation	Call		425.00	04/19/24	74		3,145	40
Norfolk Southern Corporation	Call		270.00	04/19/24	120		3,240	10
Novo Nordisk A/S	Call		140.00	04/19/24	295		4,130	14
Novo Nordisk A/S	Call		130.00	06/21/24	298		3,874	232
NVIDIA Corporation	Call		900.00	04/19/24	133		11,970	545
NVIDIA Corporation	Call		840.00	04/19/24	133		11,172	1,043
NVIDIA Corporation	Call		820.00	04/19/24	89		7,298	845
Oracle Corporation	Call		135.00	05/17/24	221		2,984	21
Paramount Global	Call		15.00	04/19/24	205		308	2
Sabre Corporation	Call		4.00	04/19/24	128		51	—
Sabre Corporation	Call		3.50	07/19/24	206		72	3
Sabre Corporation	Call		4.50	07/19/24	261		117	2
Salesforce, Inc.	Call		330.00	04/19/24	106		3,498	6
Salesforce, Inc.	Call		320.00	04/19/24	118		3,776	17
Salesforce, Inc.	Call		330.00	05/17/24	118		3,894	31
Shell PLC	Call	GBP	26.25	05/17/24	80	GBP	2,100	75
SPDR S&P 500 ETF	Call		530.00	04/05/24	1,490		78,970	89
SPDR S&P 500 ETF Trust	Call		527.00	04/05/24	1,220		64,294	171
SPDR S&P 500 ETF Trust	Call		529.00	04/05/24	1,500		79,350	123
SPDR S&P 500 ETF Trust	Call		528.00	04/12/24	1,220		64,416	310
SPDR S&P 500 ETF Trust	Put		485.00	04/19/24	2,209		107,137	82
Tesla Inc.	Put		170.00	04/19/24	320		5,440	212
Tesla Inc.	Put		190.00	05/17/24	122		2,318	265
The PNC Financial Services Group, Inc.	Call		160.00	04/19/24	318		5,088	156
The Walt Disney Company	Call		130.00	05/17/24	1,568		20,384	441
Uber Technologies, Inc.	Call		80.00	04/19/24	921		7,368	121
VanEck Semiconductor ETF	Call		220.00	04/19/24	221		4,862	204
ViacomCBS Inc.	Call		16.00	05/17/24	118		189	3
Walmart Inc.	Call		65.00	06/21/24	432		2,808	22
Wells Fargo & Company	Call		60.00	04/19/24	2,680		16,080	200
Wynn Resorts, Limited	Call		110.00	04/19/24	163		1,793	8
								11,009

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BOA	Put	One-touch		1.06		1.06	04/12/24	EUR	621,392	36
USD/JPY Spot Rate	BOA	Call	Up-and-out	JPY	156.50	JPY	152.50	05/01/24		6,254,016	15
											51

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.41.V2, 12/20/28	BNP	Put	105.00	04/17/24	2,895,000		2,895	1
CDX.NA.HY.41.V2, 12/20/28	GSC	Put	105.00	04/17/24	2,320,000		2,320	1
CDX.NA.HY.41.V2, 12/20/28	GSC	Put	104.50	05/15/24	2,355,000		2,355	3
ITRAXX.EUR.40, 12/20/28	DUB	Put	67.50	06/19/24	8,835,288	EUR	8,835	6
ITRAXX.EUR.XO.41, 06/20/29	GSC	Put	350.00	05/15/24	2,650,000	EUR	2,650	8
ITRAXX.EUR.XO.41, 06/20/29	MSC	Put	350.00	05/15/24	3,240,000	EUR	3,240	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
ITRAXX.EUR.XO.41, 06/20/29	MSC	Put		337.50	04/17/24	2,655,000	EUR	2,655	3
ITRAXX.XO.40, 12/20/28	DUB	Put		400.00	06/19/24	2,945,096	EUR	2,945	10
									41
Foreign Currency Options
Dual Digital Option payout at expiry if USD/JPY>154.25 JYSO10>1.252‡	BOA	Call		154.25	04/08/24	432,150		432	—
Dual Digital Option payout at expiry if USD/JPY>154.25 JYSO10>1.267‡	BOA	Call		154.25	05/08/24	432,150		432	2
USD/CNH Spot Rate	HSB	Call	CNH	8.50	08/21/24	77,638,046		77,638	6
USD/ZAR Spot Rate	BOA	Call	ZAR	19.30	04/30/24	769,000		769	6
EUR/MXN Spot Rate	DUB	Put	MXN	18.30	05/09/24	6,142,736	EUR	6,143	119
EUR/USD Spot Rate	BNP	Put		1.08	05/02/24	15,281,981	EUR	15,282	82
EUR/USD Spot Rate	BOA	Put		1.08	05/30/24	12,813,380	EUR	12,813	83
USD/BRL Spot Rate	GSC	Put	BRL	4.95	04/18/24	1,145,000		1,145	3
USD/TRY Spot Rate	GSC	Put	TRY	42.50	12/06/24	769,000		769	40
									341
Index Options
Nikkei 225 Index	GSC	Call	JPY	41,500.00	06/14/24	40	JPY	1,660,000	203
DAX Index	UBS	Put	EUR	17,300.00	05/17/24	308	EUR	26,642	85
									288
Interest Rate Swaptions
3M LIBOR, 05/30/34	CIT	Call		3.67	05/28/24	19,602,163		19,602	127
3M LIBOR, 01/27/35	GSC	Call		3.00	01/23/25	38,164,481		38,164	328
3M LIBOR, 05/30/27	GSC	Call		3.60	05/29/24	45,463,535		45,464	95
3M LIBOR, 05/30/27	GSC	Call		3.65	05/28/24	45,463,535		45,464	108
3M LIBOR, 10/28/26	JPM	Call		4.00	10/24/24	59,861,617		59,862	329
6M EURIBOR, 06/05/26	GSC	Call		2.85	06/03/24	36,649,480	EUR	36,649	52
6M EURIBOR, 05/30/26	JPM	Call		2.85	05/28/24	36,526,898	EUR	36,527	39
6M EURIBOR, 11/20/26	DUB	Put		1.00	11/18/24	7,698,716,000	JPY	7,698,716	22
									1,100
Options on Securities
Bayerische Motoren Werke Aktiengesellschaft	MSC	Call	EUR	110.00	04/19/24	404	EUR	4,444	159
Mercedes-Benz Group AG	JPM	Call	EUR	75.00	04/19/24	648	EUR	4,860	56
									215

‡Option contract fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Schedule of Investments.

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	35.00	04/17/24	528	1,848	(2)

Options on Securities
Adobe Inc.	Put	500.00	04/19/24	74	3,700	(68)
Adobe Inc.	Put	520.00	05/17/24	44	2,288	(117)
Adobe Inc.	Put	450.00	05/17/24	44	1,980	(14)
Advanced Micro Devices, Inc.	Call	250.00	04/19/24	148	3,700	(1)
Advanced Micro Devices, Inc.	Put	170.00	05/17/24	137	2,329	(105)
Amazon.com, Inc.	Put	150.00	05/17/24	354	5,310	(32)
Bank of America Corporation	Put	34.00	05/17/24	948	3,223	(18)
Caterpillar Inc.	Call	410.00	05/17/24	190	7,790	(44)
Caterpillar Inc.	Put	310.00	05/17/24	190	5,890	(24)
CF Industries Holdings, Inc.	Call	100.00	05/17/24	292	2,920	(6)
Costco Wholesale Corporation	Put	725.00	05/17/24	41	2,973	(54)
CrowdStrike Holdings, Inc.	Put	290.00	06/21/24	68	1,972	(88)
D.R. Horton, Inc.	Put	135.00	05/17/24	187	2,525	(8)
D.R. Horton, Inc.	Put	125.00	05/17/24	107	1,338	(4)
Danaher Corporation	Put	230.00	05/17/24	175	4,025	(39)
Deckers Outdoor Corporation	Put	850.00	04/19/24	34	2,890	(7)
Deckers Outdoor Corporation	Put	800.00	04/19/24	13	1,040	(2)
DexCom, Inc.	Call	135.00	05/17/24	148	1,998	(158)
Edwards Lifesciences Corporation	Put	80.00	05/17/24	110	880	(4)
Edwards Lifesciences Corporation	Put	80.00	06/21/24	219	1,752	(14)
Eli Lilly and Company	Call	700.00	04/19/24	25	1,750	(206)
Eli Lilly and Company	Call	840.00	05/17/24	45	3,780	(76)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Eli Lilly and Company	Put	720.00	05/17/24	20	1,440	(28)
Exxon Mobil Corporation	Call	115.00	04/19/24	601	6,912	(167)
Exxon Mobil Corporation	Put	95.00	04/19/24	601	5,710	(1)
Freeport-McMoRan Inc.	Call	55.00	05/17/24	582	3,201	(32)
Freeport-McMoRan Inc.	Put	40.00	05/17/24	291	1,164	(10)
iShares China Large-Cap ETF	Call	28.00	04/19/24	2,494	6,983	(5)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	79.00	05/17/24	3,851	30,423	(42)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	74.00	06/21/24	774	5,728	(14)
iShares Russell 2000 ETF	Put	187.00	04/19/24	98	1,833	(2)
iShares Russell 2000 ETF	Put	180.00	04/19/24	77	1,386	(1)
JPMorgan Chase & Co.	Call	230.00	06/21/24	1,628	37,444	(109)
Lam Research Corporation	Put	820.00	06/21/24	27	2,214	(38)
Las Vegas Sands Corp.	Put	50.00	04/19/24	406	2,030	(33)
Merck & Co., Inc.	Call	135.00	04/19/24	540	7,290	(47)
Meta Platforms, Inc.	Put	370.00	06/21/24	104	3,848	(40)
Micron Technology, Inc.	Call	105.00	04/19/24	294	3,087	(401)
Norfolk Southern Corporation	Put	240.00	04/19/24	120	2,880	(10)
NVIDIA Corporation	Call	850.00	04/19/24	118	10,030	(840)
NVIDIA Corporation	Call	980.00	04/19/24	177	17,346	(257)
NVIDIA Corporation	Call	1,050.00	04/19/24	133	13,965	(74)
NVIDIA Corporation	Call	1,100.00	05/17/24	102	11,220	(133)
Oracle Corporation	Put	115.00	05/17/24	133	1,530	(9)
Salesforce, Inc.	Put	290.00	04/19/24	106	3,074	(26)
Salesforce, Inc.	Put	270.00	05/17/24	118	3,186	(19)
SPDR S&P 500 ETF Trust	Call	536.00	04/05/24	1,500	80,400	(9)
SPDR S&P 500 ETF Trust	Call	535.00	04/05/24	1,220	65,270	(12)
SPDR S&P 500 ETF Trust	Call	538.00	04/12/24	1,220	65,636	(45)
SPDR S&P 500 ETF Trust	Put	475.00	04/19/24	2,209	104,928	(63)
Tesla Inc.	Put	145.00	04/19/24	320	4,640	(34)
The PNC Financial Services Group, Inc.	Put	130.00	04/19/24	318	4,134	(3)
The Walt Disney Company	Put	110.00	05/17/24	784	8,624	(89)
Uber Technologies, Inc.	Call	95.00	04/19/24	921	8,750	(4)
Valero Energy Corporation	Call	185.00	05/17/24	102	1,887	(27)
Walmart Inc.	Put	55.00	06/21/24	432	2,376	(18)
Wells Fargo & Company	Put	55.00	04/19/24	536	2,948	(25)
Wynn Resorts, Limited	Put	95.00	04/19/24	163	1,549	(8)
						(3,764)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
ITRAXX.EUR.XO.41, 06/20/29	GSC	Put		450.00	05/15/24	2,650,000	EUR	2,650	(2)
ITRAXX.EUR.XO.41, 06/20/29	MSC	Put		400.00	04/17/24	2,655,000	EUR	2,655	(1)
									(3)
Foreign Currency Options
EUR/MXN Spot Rate	HSB	Put	MXN	18.30	05/09/24	6,142,736	EUR	6,143	(119)
EUR/USD Spot Rate	BOA	Call		1.11	05/30/24	12,813,380	EUR	12,813	(23)
EUR/USD Spot Rate	BNP	Put		1.06	05/02/24	15,281,981	EUR	15,282	(11)
EUR/USD Spot Rate	BOA	Put		1.05	05/30/24	12,813,380	EUR	12,813	(17)
USD/TRY Spot Rate	GSC	Put	TRY	40.50	12/06/24	1,155,000		1,155	(35)
USD/ZAR Spot Rate	BOA	Call	ZAR	19.75	04/30/24	1,155,000		1,155	(4)
									(209)
Index Options
DAX Index	UBS	Put	EUR	16,300.00	05/17/24	308	EUR	25,102	(38)
Nikkei 225 Index	GSC	Call	JPY	44,000.00	06/14/24	40	JPY	1,760,000	(57)
Nikkei 225 Index	GSC	Put	JPY	37,000.00	06/14/24	40	JPY	1,480,000	(108)
									(203)
Interest Rate Swaptions
3M LIBOR, 05/30/27	GSC	Call		3.40	05/28/24	45,463,535		45,464	(52)
3M LIBOR, 05/30/27	GSC	Call		3.25	05/29/24	45,463,535		45,464	(34)
3M LIBOR, 01/27/35	GSC	Call		2.25	01/23/25	38,164,481		38,164	(76)
3M LIBOR, 10/28/26	JPM	Call		3.30	10/24/24	59,861,617		59,862	(79)
3M LIBOR, 04/08/29	CIT	Put		4.00	04/04/24	32,308,872		32,309	(58)
3M LIBOR, 04/08/26	CIT	Put		4.40	04/04/24	66,763,309		66,763	(173)
3M LIBOR, 07/22/29	CIT	Put		4.17	07/18/24	26,553,800		26,554	(127)
3M LIBOR, 04/18/29	DUB	Put		4.00	04/16/24	38,237,535		38,238	(119)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
3M LIBOR, 04/18/26	DUB	Put		4.05	04/16/24	38,237,535		38,238	(327)
3M LIBOR, 04/24/29	DUB	Put		4.00	04/22/24	19,022,339		19,022	(68)
3M LIBOR, 04/24/26	DUB	Put		4.30	04/22/24	45,653,613		45,654	(191)
3M LIBOR, 05/06/29	DUB	Put		4.00	05/02/24	37,974,000		37,974	(157)
3M LIBOR, 05/24/26	DUB	Put		4.75	05/22/24	77,358,407		77,358	(48)
3M LIBOR, 07/22/26	DUB	Put		4.37	07/18/24	74,488,600		74,489	(264)
3M LIBOR, 04/09/29	GSC	Put		4.05	04/05/24	24,441,803		24,442	(28)
3M LIBOR, 04/09/26	GSC	Put		4.45	04/05/24	24,441,803		24,442	(46)
3M LIBOR, 05/08/26	GSC	Put		4.50	05/06/24	38,002,000		38,002	(72)
3M LIBOR, 05/30/27	GSC	Put		4.15	05/28/24	45,463,535		45,464	(43)
3M LIBOR, 05/30/27	GSC	Put		4.10	05/29/24	45,463,535		45,464	(53)
3M LIBOR, 11/25/26	JPM	Put		5.00	11/21/24	77,228,406		77,228	(95)
6M EURIBOR, 06/05/26	GSC	Call		2.30	06/03/24	36,649,480	EUR	36,649	(5)
6M EURIBOR, 05/30/26	JPM	Call		2.30	05/28/24	36,526,898	EUR	36,527	(3)
6M EURIBOR, 11/20/26	DUB	Put		1.50	11/18/24	7,698,716,000	JPY	7,698,716	(7)
6M EURIBOR, 06/05/26	GSC	Put		3.50	06/03/24	36,649,480	EUR	36,649	(5)
6M EURIBOR, 06/11/29	GSC	Put		2.87	06/07/24	19,265,894	EUR	19,266	(36)
6M EURIBOR, 04/30/29	JPM	Put		2.90	04/26/24	26,622,864	EUR	26,623	(13)
6M EURIBOR, 05/30/26	JPM	Put		3.50	05/28/24	36,526,898	EUR	36,527	(4)
									(2,183)
Options on Securities
Bayerische Motoren Werke Aktiengesellschaft	MSC	Put	EUR	100.00	04/19/24	404	EUR	4,040	(10)
Mercedes-Benz Group AG	JPM	Put	EUR	65.00	04/19/24	162	EUR	1,053	(1)
									(11)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	05/16/24	AUD	1,163	759	(7)
AUD/USD	MSC	05/16/24	AUD	33	22	—
AUD/USD	BNP	06/20/24	AUD	67,818	44,293	(595)
AUD/USD	MSC	06/20/24	AUD	6,700	4,376	(58)
BRL/EUR	HSB	06/20/24	EUR	(9,009)	(9,750)	53
BRL/USD	HSB	04/02/24	BRL	29,341	5,850	(39)
BRL/USD	UBS	04/02/24	BRL	7,821	1,559	(9)
CAD/USD	BNP	06/20/24	CAD	26,008	19,222	(78)
CAD/USD	MSC	06/20/24	CAD	21,536	15,917	(61)
CHF/USD	BNP	06/20/24	CHF	28,561	31,952	(932)
CLP/USD	BCL	05/16/24	CLP	371,318	378	(4)
CLP/USD	CIT	05/16/24	CLP	224,782	229	1
CNY/USD	JPM	06/20/24	CNY	165,615	23,098	(110)
COP/USD	BNP	05/17/24	COP	7,642,251	1,962	221
COP/USD	BCL	08/15/24	COP	5,550,369	1,405	102
COP/USD	BNP	08/15/24	COP	14,272,378	3,612	312
COP/USD	BNP	10/23/24	COP	19,965,000	5,001	202
COP/USD	HSB	02/24/25	COP	10,066,208	2,480	53
DKK/USD	HSB	06/20/24	DKK	72,294	10,499	(147)
EUR/CHF	JPM	06/20/24	CHF	(12,128)	(13,568)	215
EUR/GBP	HSB	05/16/24	GBP	(705)	(890)	(1)
EUR/GBP	MSC	05/16/24	GBP	(96)	(121)	—
EUR/MXN	GSC	04/03/24	MXN	(82,537)	(4,964)	9
EUR/USD	BCL	05/16/24	EUR	713	771	(3)
EUR/USD	CIT	06/20/24	EUR	20,059	21,711	(289)
EUR/USD	RBC	06/20/24	EUR	29,928	32,393	(426)
EUR/USD	UBS	06/20/24	EUR	18,165	19,661	(254)
GBP/EUR	JPM	06/20/24	EUR	(5,396)	(5,841)	(1)
GBP/USD	MSC	05/16/24	GBP	611	771	(1)
GBP/USD	UBS	06/20/24	GBP	3,900	4,924	(64)
HUF/EUR	DUB	05/16/24	EUR	—	—	—
HUF/EUR	GSC	05/16/24	EUR	(1)	(1)	—
HUF/USD	DUB	05/16/24	HUF	91,010	249	(2)
HUF/USD	GSC	05/16/24	HUF	667,405	1,823	(13)
HUF/USD	HSB	06/20/24	HUF	1,060,639	2,893	(12)
INR/USD	BNP	05/16/24	INR	122,583	1,468	(9)
INR/USD	CIT	05/16/24	INR	16,716	200	(1)
JPY/EUR	UBS	06/20/24	EUR	(17,178)	(18,592)	(261)
JPY/USD	BCL	05/16/24	JPY	57,900	385	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	CBA	05/16/24	JPY	76,275	507	(3)
JPY/USD	GSC	06/20/24	JPY	836,777	5,596	(41)
JPY/USD	JPM	06/20/24	JPY	12,995,729	86,909	(2,433)
KRW/USD	BCL	05/16/24	KRW	466,465	347	(5)
KRW/USD	CIT	05/16/24	KRW	3,420,743	2,547	(33)
KRW/USD	BNP	06/20/24	KRW	13,799,774	10,295	(247)
MXN/EUR	HSB	04/03/24	EUR	(4,609)	(4,973)	(14)
MXN/EUR	TDB	06/20/24	EUR	(8,976)	(9,715)	259
MXN/USD	BCL	06/20/24	MXN	63,415	3,767	39
MYR/USD	BCL	05/16/24	MYR	14,642	3,102	(8)
NOK/CHF	MSC	06/20/24	CHF	(11,599)	(12,976)	(40)
NOK/EUR	JPM	05/16/24	EUR	(934)	(1,009)	(23)
NZD/USD	MSC	06/20/24	NZD	2,414	1,442	(43)
PEN/USD	DUB	05/16/24	PEN	316	85	—
PLN/USD	DUB	05/16/24	PLN	10,843	2,714	(30)
PLN/USD	HSB	06/20/24	PLN	18,191	4,550	(89)
SEK/USD	MSC	06/20/24	SEK	96,249	9,022	(419)
SGD/USD	BNP	06/20/24	SGD	7,160	5,322	(77)
THB/EUR	CIT	06/20/24	EUR	(2,520)	(2,728)	(18)
THB/USD	BCL	05/16/24	THB	16,689	459	(12)
THB/USD	HSB	05/16/24	THB	122,386	3,367	(84)
TRY/USD	BCL	12/04/24	TRY	12,238	286	(19)
TRY/USD	GSC	12/04/24	TRY	28,421	664	(67)
TRY/USD	BNP	12/06/24	TRY	16,900	394	(1)
TWD/USD	BNP	06/20/24	TWD	305,038	9,619	(132)
USD/BRL	JPM	04/02/24	BRL	(37,161)	(7,409)	(269)
USD/BRL	HSB	04/05/24	BRL	(29,341)	(5,848)	38
USD/BRL	GSC	05/16/24	BRL	(34,769)	(6,903)	83
USD/BRL	GSC	06/20/24	BRL	(33,290)	(6,588)	46
USD/CHF	DUB	05/16/24	CHF	(342)	(381)	4
USD/CNY	JPM	04/29/24	CNY	(32,895)	(4,565)	78
USD/COP	CIT	04/19/24	COP	(24,594,359)	(6,344)	(83)
USD/COP	BNP	04/22/24	COP	(7,642,251)	(1,970)	(7)
USD/COP	CIT	04/22/24	COP	(23,879,605)	(6,157)	(65)
USD/COP	BCL	05/16/24	COP	(2,908,966)	(747)	(4)
USD/COP	BNP	05/16/24	COP	(4,304,552)	(1,105)	(20)
USD/COP	MSC	05/16/24	COP	(34,378,875)	(8,827)	(156)
USD/CZK	BNP	05/16/24	CZK	(103,882)	(4,428)	35
USD/EUR	CIT	05/16/24	EUR	(98)	(106)	1
USD/EUR	DUB	05/16/24	EUR	(3,229)	(3,489)	45
USD/GBP	BCL	06/20/24	GBP	(22,309)	(28,168)	374
USD/GBP	BOA	06/20/24	GBP	(6,715)	(8,479)	43
USD/HKD	HSB	06/20/24	HKD	(201,957)	(25,862)	21
USD/IDR	UBS	05/16/24	IDR	(98,600,432)	(6,211)	75
USD/IDR	BNP	06/20/24	IDR	(591,996)	(37)	1
USD/INR	MSC	06/20/24	INR	(44,525)	(533)	4
USD/MXN	MSC	05/16/24	MXN	(28,186)	(1,684)	(33)
USD/MXN	TDB	05/16/24	MXN	(3,844)	(230)	(4)
USD/NOK	HSB	06/20/24	NOK	(120,087)	(11,082)	363
USD/PEN	BNP	05/16/24	PEN	(3,051)	(819)	6
USD/PEN	CIT	05/16/24	PEN	(8,353)	(2,243)	28
USD/PEN	GSC	05/16/24	PEN	(866)	(233)	(1)
USD/PEN	GSC	05/16/24	PEN	(118)	(32)	—
USD/SEK	HSB	05/16/24	SEK	(8,172)	(765)	8
USD/TWD	JPM	05/16/24	TWD	(16,165)	(508)	2
USD/ZAR	MSC	04/03/24	ZAR	(29,917)	(1,579)	3
USD/ZAR	BOA	05/16/24	ZAR	(10,753)	(566)	4
USD/ZAR	DUB	05/16/24	ZAR	(112,180)	(5,902)	19
USD/ZAR	TDB	05/16/24	ZAR	(129)	(7)	—
ZAR/EUR	DUB	06/20/24	EUR	(6,088)	(6,589)	5
ZAR/USD	MSC	05/16/24	ZAR	29,917	1,574	(3)
ZAR/USD	BNP	06/20/24	ZAR	111,577	5,852	(85)
					166,759	(5,194)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.56	(A)	01/02/26	BRL	3,964	—	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.82	(A)	01/02/26	BRL	4,916	—	20
BRAZIBOR (A)	Paying	BCL	10.32	(A)	01/04/27	BRL	45,078	—	(26)
BRAZIBOR (A)	Paying	BNP	11.27	(A)	01/02/26	BRL	4,094	—	9
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	—
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	13,481	—	(21)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(46)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(51)
BRAZIBOR (A)	Paying	BOA	10.10	(A)	01/04/27	BRL	20,964	—	(42)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(53)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(53)
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	183
BRAZIBOR (A)	Paying	CIT	11.76	(A)	01/02/26	BRL	3,073	—	12
BRAZIBOR (A)	Paying	CIT	9.95	(A)	01/04/27	BRL	22,020	—	(54)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(513)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(550)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	339
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	333
BRAZIBOR (A)	Paying	JPM	11.78	(A)	01/02/26	BRL	3,209	—	13
BRAZIBOR (A)	Paying	JPM	10.03	(A)	01/04/27	BRL	21,969	—	(45)
BRAZIBOR (A)	Paying	MSC	11.83	(A)	01/02/26	BRL	5,643	—	23
BRAZIBOR (A)	Paying	MSC	9.99	(A)	01/04/27	BRL	21,993	—	(49)
Chilean Interbank Rate (S)	Receiving	BOA	4.92	(S)	04/01/28	CLP	2,184,533	—	1
Chilean Interbank Rate (A)	Paying	JPM	4.88	(A)	04/01/26	CLP	4,169,652	—	(1)
Colombian Interbank Rate (A)	Receiving	CIT	10.30	(A)	01/29/25	COP	13,015,874	—	9
Colombian Interbank Rate (A)	Receiving	CIT	10.18	(A)	06/20/25	COP	9,422,044	—	(10)
								—	(560)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
American Airlines Group Inc. (Q)	JPM	N/A	5.00	12/20/24	140	(5)	(2)	(3)
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	—	(7)	7
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	4	4	—
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(4)	3	(7)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	212	(5)	5	(10)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(4)	3	(7)
Southwest Airlines Co. (Q)	CIT	N/A	1.00	06/20/29	905	(6)	(7)	1
Government of the Republic of Panama (Q)	BOA	N/A	1.00	06/20/29	780	30	31	(1)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	2	3	(1)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	2	3	(1)
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	11	14	(3)
Paramount Global (Q)	GSC	N/A	1.00	12/20/28	230	12	11	1
Paramount Global (Q)	JPM	N/A	1.00	12/20/28	53	3	4	(1)
Paramount Global (Q)	JPM	N/A	1.00	12/20/28	53	3	4	(1)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	06/20/24	70	—	9	(9)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	2	36	(34)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/25	130	1	37	(36)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	9	20	(11)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	14	24	(10)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	5	11	(6)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	7	16	(9)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	9	18	(9)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	16	(27)
Staples, Inc. (Q)	BCL	N/A	5.00	06/20/24	125	(1)	13	(14)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,204	(24)	37	(61)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	3	9	(6)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	5	14	(9)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/28	20	1	2	(1)
Xerox Corporation (Q)	MSC	N/A	1.00	12/20/28	40	3	5	(2)
					7,686	63	339	(276)
Credit default swap agreements - sell protection
Vistra Operations Company LLC (Q)	JPM	0.93	5.00	12/20/25	(337)	25	18	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
AB Sagax (MT)	CIT	OBFR -0.25% (M)	TBD	(3,251)	(85)	—
Adevinta ASA (MT)	JPM	OBFR -0.26% (M)	TBD	(4,320)	(47)	1
Adyen N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(33)	(54)	(2)
AGL Energy Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(10,804)	(63)	2
Air Transport Services Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(50)	(2)
Airbnb, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,928)	(659)	12
Airbnb, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(824)	(136)	—
Ajinomoto Co., Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(9,200)	(333)	(12)
Aker BP ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(15,045)	(378)	2
Albemarle Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(5,213)	(631)	(56)
Alpargatas S.A. (MT)	JPM	OBFR -1.00% (M)	TBD	(25,491)	(50)	1
Altium Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(23,368)	(1,003)	11
American International Group, Inc. (M)	CIT	OBFR -0.15% (M)	TBD	(1,171)	(89)	(2)
Anhui Conch Cement Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(40,000)	(85)	2
ASR Nederland N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(1,895)	(90)	(3)
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(81)	—
Avery Dennison Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,735)	(590)	(22)
Avolta AG (MT)	CIT	OBFR -0.26% (M)	TBD	(776)	(29)	(3)
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(8,118)	(762)	(13)
Baloise Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(285)	(47)	3
Baloise Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(2,181)	(346)	4
Bandai Namco Holdings Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,300)	(63)	1
Bank Polska Kasa Opieki - Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(1,406)	(60)	(4)
BankUnited, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	4,883	134	2
Bath & Body Works, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(6,668)	(313)	(20)
Best Buy Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,381)	(439)	(7)
Blackstone Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(464)	(59)	(2)
Boston Properties, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(20,309)	(1,299)	(45)
Boston Properties, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(426)	(27)	(1)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
BRF S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(140,676)	(468)	11
Broadcom Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(44)	(59)	—
Brookfield Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(1,289)	(54)	—
Brookline Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,571)	(85)	—
Car Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(7,215)	(169)	(2)
Cathay Financial Holding Co., Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(51,000)	(77)	—
Celanese Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(14,645)	(2,422)	(93)
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,595)	(248)	(26)
Centrica PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(25,389)	(43)	3
Chailease Holding Company Limited (MT)	CIT	OBFR -0.35% (M)	TBD	(79,000)	(424)	2
Charles River Laboratories International, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(75)	(20)	—
Charles River Laboratories International, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,796)	(1,814)	(23)
China Overseas Land & Investment Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(93,500)	(127)	(8)
China Resources Power Holdings Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(144,000)	(330)	(6)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(2,000)	(5)	—
China Southern Airlines Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(160,000)	(55)	(2)
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(32)	(0)	—
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	JPM	OBFR -0.40% (M)	TBD	(25,872)	(416)	(21)
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	CIT	OBFR -0.40% (M)	TBD	(38,651)	(622)	(32)
Coca-Cola Europacific Partners PLC (MT)	CIT	OBFR -0.15% (M)	TBD	(948)	(68)	1
Cognizant Technology Solutions Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(2,586)	(186)	(3)
Community Bank System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(104)	(3)
Compagnie Financiere Richemont SA (MT)	CIT	OBFR -0.26% (M)	TBD	(343)	(51)	(1)
Computershare Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(74,894)	(1,264)	(29)
Constellation Energy Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,219)	(396)	(15)
Corning Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(47,479)	(1,546)	(27)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
CoStar Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(469)	(45)	—
Crown Castle Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(552)	(57)	(3)
CSPC Pharmaceutical Group Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(460,000)	(378)	16
Customers Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	803	44	(1)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(99)	(1)
CVS Health Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(2,825)	(222)	(3)
Dai-ichi Life Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(5,600)	(145)	(1)
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(26,482)	(709)	(45)
Dena Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(7,400)	(74)	—
D'Ieteren Group (MT)	JPM	OBFR -0.26% (M)	TBD	(1,910)	(400)	(23)
Dime Community Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(320)	(6)	—
Discover Financial Services (MT)	CIT	OBFR -0.15% (M)	TBD	(265)	(33)	(1)
DMG Mori Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(59)	1
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(14,523)	(2,285)	24
Dollar General Corporation (MT)	CIT	OBFR +0.20% (M)	TBD	18	3	—
Dollar Tree, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,889)	(243)	(9)
DSM-Firmenich AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,018)	(117)	1
DSM-Firmenich AG (MT)	JPM	OBFR -0.26% (M)	TBD	(16,357)	(1,843)	(13)
DSV A/S (MT)	CIT	OBFR -0.26% (M)	TBD	(1,806)	(292)	(1)
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	122	(1)
Endeavour Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(12,036)	(42)	(3)
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(379)	(49)	4
Enphase Energy, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(6,859)	(786)	(43)
EQT AB (MT)	CIT	OBFR -0.25% (M)	TBD	(28,620)	(944)	41
EQT Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(33,790)	(1,166)	(86)
Extra Space Storage Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(277)	(39)	(2)
First Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(2,571)	(91)	(3)
Flat Glass Group Co., Ltd. (MT)	JPM	OBFR -1.25% (M)	TBD	(106,000)	(251)	(7)
Former Charter Communications Parent, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,409)	(1,572)	1
Frontier Communications Parent, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,533)	(161)	1
Fujitsu Limited (MT)	CIT	OBFR -0.25% (M)	TBD	(5,200)	(85)	1
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(93)	5
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(24,383)	(332)	(28)
G&L Beijer Ref AB (MT)	CIT	OBFR -0.26% (M)	TBD	(6,246)	(84)	(9)
GE HealthCare Technologies Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(26,882)	(2,412)	(31)
Gen Digital Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(45,688)	(1,010)	(13)
Glacier Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,579)	(104)	1
Goodman Funding Pty Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(2,648)	(54)	(5)
Growthpoint Properties Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(125,994)	(81)	6
Haleon PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(137,678)	(570)	(16)
Hapvida Participacoes E Investimentos S/A (MT)	CIT	OBFR -0.40% (M)	TBD	(155,643)	(121)	6
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -0.40% (M)	TBD	(2,558,243)	(1,997)	109
Harmony Gold Mining Company (MT)	JPM	OBFR -0.40% (M)	TBD	(6,016)	(43)	(7)
Hasbro, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(14,433)	(792)	(24)
Heineken Holding N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(6,654)	(521)	(16)
Hellofresh SE (MT)	JPM	OBFR -0.26% (M)	TBD	(3,429)	(25)	1
Helvetia Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(685)	(95)	—
Hino Motors, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(22,300)	(78)	3
Hitachi Construction Machinery Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(1,400)	(42)	—
Illumina, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,461)	(201)	—
Independent Bank Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,734)	(124)	—
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(43,442)	(691)	23
Iron Mountain Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(4,755)	(387)	3
Iron Mountain Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(805)	(64)	(1)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	JPM	OBFR -3.45% (M)	TBD	(36,530)	(2,827)	(5)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,572)	11
Jabil Inc. (MT)	CIT	OBFR -0.31% (M)	TBD	(3,892)	(511)	(11)
K.K.R. Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,382)	(240)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(13,477)	(540)	(5)
Kawasaki Kisen Kaisha, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(15,600)	(218)	2
Kawasaki Kisen Kaisha, Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(21,100)	(320)	29
Kering (MT)	CIT	OBFR -0.26% (M)	TBD	(129)	(50)	(1)
KGHM Polska Miedz Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(2,648)	(78)	2
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,333)	(135)	(7)
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,845)	(294)	(9)
Lasertec Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(624)	(3)
Legal & General Group PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(20,558)	(66)	—
Lendlease Corporation Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(11,683)	(50)	1
Lenovo Group Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(306,000)	(381)	26
Lenovo Group Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(62,000)	(76)	4
LG Chem, Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(2,493)	(770)	27
Liontown Resources Limited (MT)	JPM	OBFR -1.33% (M)	TBD	(28,818)	(25)	3
Liontown Resources Limited (MT)	CIT	OBFR -1.46% (M)	TBD	(13,239)	(10)	—
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.50% (M)	TBD	(127,904)	(1,367)	(42)
Lotte Energy Materials Corporation (MT)	JPM	OBFR -0.63% (M)	TBD	(3,375)	(97)	(28)
Lowe`s Companies, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,151)	(556)	8
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(294,690)	(1,158)	66
Macnica Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(5,300)	(282)	18
Macnica Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(100)	(5)	—
Manulife Financial Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(3,208)	(77)	(3)
Marui Group Co.Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(300)	(5)	—
Marui Group Co.Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(5,200)	(86)	1
Matsuki Yokokokara & Company Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(23,200)	(377)	2
Mercari, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(36,900)	(485)	14
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(58,100)	(778)	37
MetLife, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(871)	(63)	(1)
Metso Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(3,780)	(45)	—
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(25,576)	(281)	(22)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(52,206)	(2,318)	(99)
Mitsubishi Heavy Industries, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(4,000)	(36)	(1)
Mitsubishi Motors Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(9,900)	(33)	—
Mitsui Fudosan Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(6,600)	(72)	—
Moncler S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(544)	(40)	—
Natura & Co Holding SA (MT)	JPM	OBFR -0.40% (M)	TBD	(43,396)	(159)	2
New York Community Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	76,387	284	(39)
Nexi S.p.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(95,963)	(614)	6
NIBE Industrier AB (MT)	JPM	OBFR -0.26% (M)	TBD	(336)	(2)	—
NIBE Industrier AB (MT)	CIT	OBFR -0.26% (M)	TBD	(6,998)	(34)	—
Nikon Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(63,600)	(674)	21
Nokia Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(166,082)	(590)	3
NRG Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,324)	(80)	(9)
NRG Energy, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(29,244)	(1,964)	(15)
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(73,746)	(427)	5
OceanFirst Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,147)	(109)	(8)
OCI N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(9,415)	(258)	1
Okuma Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(1,800)	(88)	1
Olympus Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(11,200)	(165)	2
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(80,800)	(1,168)	(4)
On Semiconductor Corporation (MT)	CIT	OBFR +0.00% (M)	TBD	(11,398)	(851)	13
ONEOK, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(4,683)	(370)	(5)
ORIX Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(3,700)	(81)	(1)
Orlen S A (MT)	JPM	OBFR -0.50% (M)	TBD	(5,771)	(93)	(1)
Partners Group Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(68)	(99)	2
Paycom Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(341)	(66)	(2)
Perpetual Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(3,491)	(57)	(1)
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(334,000)	(471)	31
Pilbara Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(14,329)	(37)	1
POSCO Future M Co., Ltd. (MT)	CIT	OBFR -1.00% (M)	TBD	(1,930)	(459)	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
POSCO Future M Co., Ltd. (M)	JPM	OBFR -1.23% (M)	TBD	(2,632)	(639)	49
POSCO Holdings Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,201)	(405)	27
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,712)	(109)	2
Pro Medicus Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(1,031)	(69)	(1)
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(121)	6
Puma SE (MT)	CIT	OBFR -0.26% (M)	TBD	(1,761)	(75)	(5)
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(390,100)	(2,174)	(45)
Recruit Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(8,300)	(370)	3
Reinet Investments S.C.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(2,050)	(51)	2
Rentokil Initial PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(18,095)	(107)	—
Revvity, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(387)	(40)	(1)
Revvity, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(16,556)	(1,810)	76
Rheinmetall Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(347)	(188)	(8)
Rogers Communications Inc. (MT)	CIT	OBFR -0.20% (M)	TBD	(24,699)	(1,021)	—
SalMar ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(12,538)	(833)	5
Sandy Spring Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,571)	(125)	(4)
Sartorius Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(299)	(123)	5
Sartorius Aktiengesellschaft (MT)	JPM	OBFR -0.39% (M)	TBD	(3,652)	(1,465)	18
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(5,328)	(1,576)	65
SBI Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(4,500)	(120)	(2)
Schibsted ASA (MT)	CIT	OBFR -0.26% (M)	TBD	(1,246)	(39)	(1)
Sea Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(15,570)	(899)	65
Securitas AB (MT)	JPM	OBFR -0.30% (M)	TBD	(6,743)	(72)	3
SEEK Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(10,504)	(174)	2
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.43% (M)	TBD	(149,750)	(283)	(22)
Siemens Energy AG (MT)	CIT	OBFR -0.26% (M)	TBD	(48,668)	(870)	(24)
SIG Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(3,580)	(78)	(1)
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(831)	(126)	(6)
Sino Biopharmaceutical Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(298,000)	(111)	(5)
Sinopharm Group Co. Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(26,000)	(69)	2
Skanska AB (MT)	CIT	OBFR -0.26% (M)	TBD	(4,296)	(79)	—
Socionext Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(20,200)	(523)	(31)
Socionext Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(800)	(21)	(1)
Southstate Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,000)	(84)	(1)
Southwest Airlines Co. (MT)	CIT	OBFR -0.15% (M)	TBD	(53,928)	(1,534)	(51)
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(7,100)	(280)	3
St. James's Place PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(7,176)	(41)	(1)
Steris Public Limited Company (MT)	CIT	OBFR -0.15% (M)	TBD	(172)	(39)	1
Steris Public Limited Company (MT)	JPM	OBFR -0.15% (M)	TBD	(1,983)	(463)	18
Straumann Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,151)	(182)	(1)
SUMCO Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(41,700)	(689)	36
Sumitomo Chemical Company, Limited (MT)	CIT	OBFR -0.25% (M)	TBD	(420,200)	(943)	21
Super Micro Computer, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(23)	(24)	1
Suzuki Motor Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(42,700)	(478)	(13)
Swiss Life Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(4,333)	(3,090)	50
Taisho Pharmaceutical Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(6,000)	(348)	9
Taisho Pharmaceutical Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,900)	(221)	—
Take-Two Interactive Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(16,424)	(2,504)	66
Targa Resources Corp. (MT)	CIT	OBFR -0.15% (M)	TBD	(536)	(59)	(1)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(2,111)	(892)	20
Telecom Italia SPA (MT)	JPM	OBFR -0.26% (M)	TBD	(1,279,526)	(311)	1
Telecom Italia SPA (MT)	CIT	OBFR -0.26% (M)	TBD	(3,943,256)	(918)	(38)
Terumo Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(4,800)	(89)	1
Tesla Inc. (MT)	CIT	OBFR +0.15% (M)	TBD	(268)	(47)	—
The Kansai Electric Power Company, Incorporated (MT)	CIT	OBFR -0.25% (M)	TBD	(7,700)	(110)	(1)
Tokyo Electric Power Company Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(81,600)	(470)	(26)
Tokyo Ohka Kogyo Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(11,100)	(337)	1
Tokyo Ohka Kogyo Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(100)	(3)	—
Tokyo Tatemono Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,600)	(58)	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Tractor Supply Company (MT)	CIT	OBFR -0.15% (M)	TBD	(948)	(249)	1
U C B (M)	CIT	OBFR -0.26% (M)	TBD	(2,452)	(303)	—
Unimicron Technology Corp. (MT)	CIT	OBFR -0.25% (M)	TBD	(9,000)	(56)	3
V.F. Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(43,262)	(697)	29
Valley National Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(17,599)	(140)	(2)
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(60,725)	(4,894)	17
Veeva Systems Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,318)	(305)	—
Ventas, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,149)	(93)	(1)
Viatris Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(116,154)	(1,374)	(12)
Vonovia SE (MT)	CIT	OBFR -0.26% (M)	TBD	(15,823)	(458)	(10)
Walgreens Boots Alliance, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(19,043)	(392)	(21)
Waters Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(6,919)	(2,403)	22
Western Digital Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(25,673)	(1,642)	(110)
WestRock Company (MT)	CIT	OBFR -0.15% (M)	TBD	(3,650)	(177)	(3)
WiseTech Global Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(811)	(51)	2
Worldline (MT)	CIT	OBFR -0.26% (M)	TBD	(2,971)	(35)	(2)
Xpeng Inc. (MT)	CIT	OBFR -1.00% (M)	TBD	(143,200)	(633)	62
Xpeng Inc. (MT)	JPM	OBFR -1.84% (M)	TBD	(30,600)	(142)	20
						(272)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.30% (Q)	BNP	06/17/24	10,517	—	76
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.30% (Q)	JPM	06/17/24	8,754	—	63
					—	139
INDEX
Citi EQ US 1W Volatility Carry Index (Q)	CIEQVRUH +0.00% (Q)	CIT	09/16/24	1,356	—	3

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,230,208	587,584	1,405	1,819,197
Corporate Bonds And Notes	—	264,672	5,016	269,688
Government And Agency Obligations	—	196,010	—	196,010
Non-U.S. Government Agency Asset-Backed Securities	—	99,463	3,341	102,804
Senior Floating Rate Instruments	—	38,693	4,405	43,098
Investment Companies	39,606	—	—	39,606
Preferred Stocks	4,214	1,701	—	5,915
Warrants	10	—	1	11
Short Term Investments	362,117	20,857	—	382,974
	1,636,155	1,208,980	14,168	2,859,303
Liabilities - Securities
Common Stocks	(1,380)	—	—	(1,380)
	(1,380)	—	—	(1,380)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	51	—	51
Futures Contracts	4,516	—	—	4,516
Centrally Cleared Interest Rate Swap Agreements	—	16,841	—	16,841
Centrally Cleared Credit Default Swap Agreements	—	1,513	—	1,513
Exchange Traded Purchased Options	11,129	—	—	11,129
OTC Purchased Options	—	1,983	2	1,985
Open Forward Foreign Currency Contracts	—	2,752	—	2,752
OTC Interest Rate Swap Agreements	—	954	—	954
OTC Credit Default Swap Agreements	—	16	—	16
OTC Contracts for Difference	—	1,385	—	1,385
OTC Total Return Swap Agreements	—	142	—	142
	15,645	25,637	2	41,284
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,410)	—	—	(3,410)
Centrally Cleared Interest Rate Swap Agreements	—	(11,106)	—	(11,106)
Centrally Cleared Credit Default Swap Agreements	—	(95)	—	(95)
Exchange Traded Written Options	(3,766)	—	—	(3,766)
OTC Written Options	—	(2,609)	—	(2,609)
Open Forward Foreign Currency Contracts	—	(7,946)	—	(7,946)
OTC Interest Rate Swap Agreements	—	(1,514)	—	(1,514)
OTC Credit Default Swap Agreements	—	(285)	—	(285)
OTC Contracts for Difference	—	(1,657)	—	(1,657)
	(7,176)	(25,212)	—	(32,388)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.9%
United States of America 39.2%
AGCO Corporation	137	16,812
Albemarle Corporation	19	2,515
Alcoa Corporation	288	9,746
Avery Dennison Corporation	81	18,007
Bunge Limited	179	18,379
CF Industries Holdings, Inc.	147	12,244
Cheniere Energy, Inc.	66	10,664
Chevron Corporation	55	8,669
ConocoPhillips	146	18,595
Corteva, Inc.	294	16,962
Diamondback Energy, Inc.	52	10,274
Exxon Mobil Corporation	429	49,819
Freeport-McMoRan Inc.	846	39,795
Graphic Packaging Holding Company	455	13,282
Hess Corporation	135	20,647
Marathon Petroleum Corporation	94	18,847
Newmont Corporation	349	12,507
Nucor Corporation	48	9,441
Packaging Corporation of America	140	26,646
Steel Dynamics, Inc.	35	5,243
		339,094
United Kingdom 18.4%
Anglo American PLC	494	12,177
BP P.L.C.	6,916	43,410
DS Smith PLC	1,951	9,777
Rio Tinto PLC	455	28,868
Shell PLC - Class A	1,947	64,639
		158,871
Canada 18.2%
Barrick Gold Corporation	1,017	16,919
Canadian Natural Resources Limited	280	21,387
Filo Corp. (a)	338	5,894
Franco-Nevada Corporation	62	7,388
Nutrien Ltd.	468	25,406
Pure Gold Mining Inc. (a) (b)	428	—
Stelco Holdings Inc.	508	16,759
Teck Resources Limited - Class B	645	29,511
Wheaton Precious Metals Corp.	719	33,901
		157,165
Ireland 4.5%
CRH Public Limited Company	75	6,496
Smurfit Kappa Funding Designated Activity Company (c)	707	32,244
		38,740
France 3.7%
TotalEnergies SE	470	32,319
Australia 3.4%
BHP Group Limited	1,006	29,102
Norway 2.5%
Norsk Hydro ASA	4,025	22,024
Switzerland 2.3%
Glencore PLC	3,656	20,087
Luxembourg 2.1%
ArcelorMittal - ADR (c)	654	18,038
Finland 1.4%
UPM-Kymmene Oyj	362	12,042
Italy 1.1%
Saipem S.P.A. (a)	3,887	9,505
Zambia 0.8%
First Quantum Minerals Ltd	661	7,109
Ghana 0.8%
Kosmos Energy Ltd. (a)	1,132	6,748
Brazil 0.5%
Vale S.A. - ADR	342	4,163
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	5,692	—
Public Joint Stock Company Polyus (a) (b) (d)	106	—
Total Common Stocks (cost $860,409)		855,007
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.19% (e) (f)	7,518	7,518
Total Short Term Investments (cost $7,518)		7,518
Total Investments 99.8% (cost $867,927)		862,525
Other Assets and Liabilities, Net 0.2%		2,072
Total Net Assets 100.0%		864,597

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	14,886	85,830	93,198	131	—	—	7,518	0.9
JNL Government Money Market Fund, 5.29% - Class SL	28,518	59,423	87,941	85	—	—	—	—
	43,404	145,253	181,139	216	—	—	7,518	0.9

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	08/27/21	25,117	—	—
Public Joint Stock Company Polyus	06/10/20	15,311	—	—
		40,428	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	339,094	—	—	339,094
United Kingdom	—	158,871	—	158,871
Canada	157,165	—	—	157,165
Ireland	6,496	32,244	—	38,740
France	—	32,319	—	32,319
Australia	—	29,102	—	29,102
Norway	—	22,024	—	22,024
Switzerland	—	20,087	—	20,087
Luxembourg	18,038	—	—	18,038
Finland	—	12,042	—	12,042
Italy	—	9,505	—	9,505
Zambia	7,109	—	—	7,109
Ghana	6,748	—	—	6,748
Brazil	4,163	—	—	4,163
Short Term Investments	7,518	—	—	7,518
	546,331	316,194	—	862,525

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 100.1%
Information Technology 47.3%
Apple Inc.	1,793	307,404
ASML Holding N.V. - ADR	175	169,602
Broadcom Inc.	143	189,406
Cadence Design Systems, Inc. (a)	324	100,785
Intuit Inc.	306	198,628
KLA Corporation	102	71,562
Microsoft Corporation	1,103	464,170
MongoDB, Inc. - Class A (a)	117	41,833
NVIDIA Corporation	551	498,088
Roper Technologies, Inc.	150	84,045
ServiceNow, Inc. (a)	73	55,744
Shopify Inc. - Class A (a)	784	60,497
Synopsys, Inc. (a)	99	56,661
		2,298,425
Consumer Discretionary 12.7%
Amazon.com, Inc. (a)	2,459	443,560
Chipotle Mexican Grill, Inc. (a)	11	31,021
Ferrari N.V.	99	43,074
LVMH Moet Hennessy Louis Vuitton	68	60,940
Tesla Inc. (a)	214	37,710
		616,305
Health Care 12.5%
Align Technology, Inc. (a)	175	57,403
Boston Scientific Corporation (a)	749	51,298
Danaher Corporation	269	67,063
Eli Lilly and Company	201	156,402
IDEXX Laboratories, Inc. (a)	94	50,890
Intuitive Surgical, Inc. (a)	257	102,680
Thermo Fisher Scientific Inc.	121	70,361
UnitedHealth Group Incorporated	108	53,610
		609,707
Financials 10.3%
Blackstone Inc. - Class A	454	59,676
MasterCard Incorporated - Class A	176	84,714
MSCI Inc. - Class A	161	90,187
S&P Global Inc.	187	79,381
Visa Inc. - Class A (b)	672	187,461
		501,419
Communication Services 9.9%
Alphabet Inc. - Class A (a)	1,175	177,333
Meta Platforms, Inc. - Class A	360	174,818
Netflix, Inc. (a)	212	128,838
		480,989
Industrials 4.7%
Copart, Inc. (a)	1,276	73,897
TransDigm Group Incorporated	87	107,808
Waste Connections, Inc.	261	44,839
		226,544
Real Estate 1.4%
CoStar Group, Inc. (a)	721	69,676
Materials 1.1%
The Sherwin-Williams Company	153	53,328
Energy 0.2%
Cheniere Energy, Inc.	56	9,076
Total Common Stocks (cost $2,804,958)		4,865,469
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	2,871	2,871
Total Short Term Investments (cost $2,871)		2,871
Total Investments 100.1% (cost $2,807,829)		4,868,340
Other Assets and Liabilities, Net (0.1)%		(6,760)
Total Net Assets 100.0%		4,861,580

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	10,922	136,764	144,815	170	—	—	2,871	0.1
JNL Government Money Market Fund, 5.29% - Class SL	—	665	665	—	—	—	—	—
	10,922	137,429	145,480	170	—	—	2,871	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,804,529	60,940	—	4,865,469
Short Term Investments	2,871	—	—	2,871
	4,807,400	60,940	—	4,868,340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 95.6%
United Kingdom 34.0%
Anglo American PLC	407	10,053
AstraZeneca PLC	367	49,327
Barclays PLC	26,485	61,337
BP P.L.C.	8,559	53,718
British American Tobacco P.L.C.	1,072	32,581
Compass Group PLC	671	19,704
Diageo PLC	1,340	49,617
GSK PLC	1,906	41,037
Kingfisher PLC	4,073	12,812
Legal & General Group PLC	6,638	21,315
NatWest Group PLC	4,431	14,823
Prudential Public Limited Company	5,085	47,724
Reckitt Benckiser Group PLC	891	50,672
Relx PLC	526	22,766
Relx PLC	239	10,336
Rio Tinto PLC	129	8,174
Rolls-Royce PLC (a)	19,458	104,756
SEGRO Public Limited Company	1,414	16,114
Shell PLC - Class A	1,485	49,680
		676,546
France 14.0%
Alstom (b)	3,110	47,414
AXA	805	30,245
BNP Paribas	244	17,363
Carrefour	1,221	20,957
Compagnie De Saint-Gobain	114	8,863
Danone	437	28,253
Kering	115	45,523
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	139	28,968
Sanofi	302	29,462
Valeo	207	2,596
VINCI	158	20,215
		279,859
Germany 8.7%
Allianz SE	104	31,084
Deutsche Telekom AG - Class N	1,938	47,055
Infineon Technologies AG - Class N	787	26,705
RWE Aktiengesellschaft	678	23,028
SAP SE	230	44,758
		172,630
Japan 7.2%
FANUC Corporation	1,368	38,294
Murata Manufacturing Co., Ltd.	1,944	36,597
Renesas Electronics Corporation	586	10,446
Seven & I Holdings Co., Ltd.	2,126	31,292
Takeda Pharmaceutical Co Ltd	990	27,421
		144,050
Netherlands 6.8%
Akzo Nobel N.V.	600	44,807
Heineken N.V.	110	10,544
ING Groep N.V.	2,359	38,839
Koninklijke Philips N.V.	2,075	41,514
		135,704
South Korea 4.9%
Samsung Electronics Co Ltd	1,439	86,475
SK Hynix Inc.	77	10,257
		96,732
Italy 4.5%
Enel S.p.A	6,658	43,941
UniCredit S.p.A.	1,191	45,194
		89,135
Spain 3.7%
AENA, S.M.E., S.A. (c)	157	30,860
Amadeus IT Holding, S.A. (c)	326	20,870
Iberdrola, Sociedad Anonima	1,713	21,250
		72,980
Switzerland 2.7%
Compagnie Financiere Richemont SA	76	11,517
Julius Bar Gruppe AG - Class N	216	12,473
Novartis AG - Class N	315	30,522
		54,512
Canada 2.1%
Alimentation Couche-Tard Inc.	230	13,141
Canadian Pacific Kansas City Limited	327	28,850
		41,991
Belgium 1.9%
Anheuser-Busch InBev	625	38,041
Ireland 1.2%
Ryanair Holdings Public Limited Company - ADR	161	23,490
China 1.1%
Tencent Holdings Limited	546	21,258
Singapore 1.1%
United Overseas Bank Limited	978	21,216
Hong Kong 0.6%
Link Real Estate Investment Trust	2,768	11,920
Sweden 0.6%
Assa Abloy AB - Class B	393	11,269
Brazil 0.5%
Banco Bradesco S.A. - ADR	3,703	10,590
Total Common Stocks (cost $1,691,690)		1,901,923
PREFERRED STOCKS 2.5%
Switzerland 2.5%
Roche Holding AG	196	50,026
Total Preferred Stocks (cost $62,996)		50,026
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	25,701	25,701
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	10,408	10,408
Total Short Term Investments (cost $36,109)		36,109
Total Investments 99.9% (cost $1,790,795)		1,988,058
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.1%		2,935
Total Net Assets 100.0%		1,990,990

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	21,025	270,351	265,675	284	—	—	25,701	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Causeway International Value Select Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	—	25,044	14,636	35	—	—	10,408	0.5
	21,025	295,395	280,311	319	—	—	36,109	1.8

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	07/08/20	24,645	30,860	1.6
Amadeus IT Holding, S.A.	04/21/21	21,112	20,870	1.0
		45,757	51,730	2.6

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BNY	04/02/24	GBP	2,300	2,902	(3)
GBP/USD	SSB	04/03/24	GBP	466	588	—
USD/CHF	UBS	04/02/24	CHF	(1,293)	(1,433)	(6)
USD/CHF	UBS	04/03/24	CHF	(1,310)	(1,453)	—
USD/EUR	SSB	04/02/24	EUR	(1,562)	(1,685)	5
USD/EUR	SSB	04/03/24	EUR	(909)	(981)	1
					(2,062)	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	76,071	1,825,852	—	1,901,923
Preferred Stocks	—	50,026	—	50,026
Short Term Investments	36,109	—	—	36,109
	112,180	1,875,878	—	1,988,058
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	6	—	6
	—	6	—	6
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(9)	—	(9)
	—	(9)	—	(9)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.7%
Information Technology 34.6%
Adobe Inc. (a)	67	33,866
Apple Inc.	398	68,165
ASML Holding N.V. - ADR	37	35,868
Atlassian Corporation - Class A (a)	101	19,747
Intel Corporation	420	18,538
Intuit Inc.	39	25,090
Microsoft Corporation	353	148,501
NVIDIA Corporation	182	164,206
Palo Alto Networks, Inc. (a)	127	36,164
Salesforce, Inc.	141	42,445
Workday, Inc. - Class A (a)	116	31,767
		624,357
Health Care 14.3%
Alcon AG	337	28,109
Eli Lilly and Company	40	31,507
Intuitive Surgical, Inc. (a)	101	40,308
Stryker Corporation	95	33,854
Thermo Fisher Scientific Inc.	81	46,936
UnitedHealth Group Incorporated	106	52,359
Zoetis Inc. - Class A	142	24,029
		257,102
Industrials 10.9%
Eaton Corporation Public Limited Company	134	41,940
RTX Corporation	277	26,980
Uber Technologies, Inc. (a)	506	38,974
Union Pacific Corporation	103	25,331
United Parcel Service, Inc. - Class B	111	16,458
W.W. Grainger, Inc.	47	47,351
		197,034
Consumer Discretionary 10.4%
Amazon.com, Inc. (a)	797	143,680
Aptiv PLC (a)	178	14,159
Nike, Inc. - Class B	222	20,845
Tesla Inc. (a)	55	9,686
		188,370
Communication Services 9.8%
Meta Platforms, Inc. - Class A	220	107,062
Netflix, Inc. (a)	114	69,418
		176,480
Financials 9.6%
Intercontinental Exchange, Inc.	88	12,053
Marsh & Mclennan Companies, Inc.	126	26,036
PayPal Holdings, Inc. (a)	345	23,108
S&P Global Inc.	68	29,083
Visa Inc. - Class A	298	83,146
		173,426
Consumer Staples 4.6%
Monster Beverage 1990 Corporation (a)	471	27,944
Target Corporation	183	32,465
The Estee Lauder Companies Inc. - Class A	151	23,292
		83,701
Materials 2.0%
The Sherwin-Williams Company	103	35,740
Real Estate 1.5%
Equinix, Inc.	32	26,703
Utilities 1.0%
NextEra Energy, Inc.	278	17,773
Total Common Stocks (cost $1,085,502)		1,780,686
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	36,194	36,194
Total Short Term Investments (cost $36,194)		36,194
Total Investments 100.7% (cost $1,121,696)		1,816,880
Other Assets and Liabilities, Net (0.7)%		(12,975)
Total Net Assets 100.0%		1,803,905

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	27,142	99,247	90,195	345	—	—	36,194	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,780,686	—	—	1,780,686
Short Term Investments	36,194	—	—	36,194
	1,816,880	—	—	1,816,880

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.2%
Japan 22.0%
Advantest Corporation	11	498
Aeon Co., Ltd.	6	135
AEON MALL Co., Ltd.	—	5
AGC Inc.	11	392
Ajinomoto Co., Inc.	5	194
Alps Alpine Co., Ltd. (a)	4	31
Anritsu Corporation	7	57
Asahi Group Holdings, Ltd.	5	187
Asahi Kasei Corporation	42	310
ASICS Corporation	2	75
Astellas Pharma Inc.	15	158
Azbil Corporation (a)	2	61
Bandai Namco Holdings Inc.	8	154
Bridgestone Corporation	9	386
Canon Inc.	5	155
Capcom Co., Ltd.	7	139
Central Japan Railway Company	3	75
Chubu Electric Power Co., Inc.	8	101
Chugai Pharmaceutical Co., Ltd.	4	161
Concordia Financial Group, Ltd.	91	459
Dai Nippon Printing Co., Ltd.	4	119
Daifuku Co., Ltd.	6	146
Dai-ichi Life Holdings, Inc.	10	252
Daiichi Sankyo Company, Ltd	2	54
Daikin Industries, Ltd.	2	248
Daito Trust Construction Co., Ltd.	2	194
Daiwa House Industry Co., ltd	9	265
Daiwa Securities Group Inc.	26	198
DENSO Corporation	10	188
DISCO Corporation	2	550
DMG Mori Co., Ltd.	23	613
Dowa Holdings Co., Ltd. (a)	25	856
East Japan Railway Company	4	81
EBARA Corporation	4	400
Eisai Co., Ltd.	1	33
ENEOS Holdings, Inc.	163	785
Exeo, K.K. (a)	28	296
FANCL Corporation	14	190
FANUC Corporation	2	67
Fast Retailing Co., Ltd.	1	372
Fuji Corporation	37	656
FUJIFILM Holdings Corporation	6	128
Fujitsu Limited	17	272
Fukuoka Financial Group, Inc.	20	521
Hamamatsu Photonics K.K.	4	123
HASEKO Corporation	55	679
Hitachi, Ltd.	12	1,129
Honda Motor Co., Ltd. - ADR (a)	1	27
Honda Motor Co., Ltd.	42	522
Hoya Corporation	2	275
Idemitsu Kosan Co., Ltd.	102	703
IHI Corporation (a)	12	310
Inpex Corporation	23	346
Isuzu Motors Limited	30	405
ITOCHU Corporation (a)	9	395
Japan Airport Terminal Co., Ltd.	10	399
Japan Exchange Group, Inc.	15	407
Japan Petroleum Exploration Co., Ltd. (a)	4	169
Japan Post Bank Co., Ltd.	9	100
Japan Post Holdings Co., Ltd.	12	117
Japan Tobacco Inc.	14	360
JGC Holdings Corporation (a)	25	250
Kaga Electronics Co., ltd.	8	323
Kagome Co., Ltd.	1	24
Kao Corporation	4	142
Kawasaki Heavy Industries, Ltd.	16	530
KDDI Corporation	15	447
Keyence Corporation	1	371
Kikkoman Corporation	6	71
Kintetsu Group Holdings Co., ltd (a)	3	90
Kirin Holdings Company, Ltd	9	125
Komatsu Ltd.	10	296
Konami Holdings Corporation	2	109
Konica Minolta, Inc.	250	821
Kubota Corporation	4	64
Kuraray Co., Ltd.	9	96
Kurita Water Industries Ltd.	2	95
KYOCERA Corporation	7	96
Kyowa Kirin Co., Ltd.	3	54
Kyushu Electric Power Co., Inc.	29	265
Kyushu Railway Company	6	134
Lasertec Co., Ltd.	1	342
LIXIL Corporation	96	1,187
M3, Inc.	4	61
Mabuchi Motor Co., Ltd.	21	383
Makita Corporation	3	77
Marubeni Corporation	14	234
Marui Group Co.Ltd. (a)	41	662
MARUWA Co., Ltd.	—	83
Matsuki Yokokokara & Company Co., Ltd.	3	53
Meiji Holdings Co., Ltd.	8	168
Mercari, Inc. (b)	28	364
Minebeamitsumi Inc.	7	143
MIRAIT ONE Corporation	70	867
Mitsubishi Chemical Group Corporation	72	442
Mitsubishi Corporation	29	678
Mitsubishi Electric Corporation	9	150
Mitsubishi Estate Co., Ltd.	5	95
Mitsubishi HC Capital Inc.	36	251
Mitsubishi Heavy Industries, Ltd.	38	345
Mitsubishi UFJ Financial Group Inc	72	728
Mitsui & Co., Ltd.	8	388
Mitsui Chemicals, Inc.	1	23
Mitsui Fudosan Co., Ltd.	17	181
Mitsui Mining & Smelting Co., Ltd.	21	637
Mitsui O.S.K. Lines, Ltd. (a)	7	220
Miura Co., ltd.	1	25
Mizuho Financial Group, Inc.	15	305
MonotaRO Co., Ltd.	7	81
MS&AD Insurance Group Holdings, Inc.	13	231
Murata Manufacturing Co., Ltd.	15	277
Nagase & Co., Ltd.	48	800
Nagoya Railroad Co., Ltd.	11	159
Nec Corporation	3	227
Net One Systems Co., Ltd.	30	531
NEXON Co., Ltd.	2	38
Nidec Corporation	2	99
Nihon M&A Center Holdings Inc.	93	589
Nintendo Co., Ltd.	7	383
Nippon Express Co., Ltd.	10	485
Nippon Gas Co., Ltd.	70	1,176
Nippon Paint Holdings Co., Ltd.	2	12
Nippon Sanso Holdings Corporation	4	135
Nippon Steel Corporation (a)	16	383
Nippon Telegraph and Telephone Corporation	150	179
Nippon Yusen Kabushiki Kaisha	18	484
Nipro Corporation	15	120
Nissan Motor Co., Ltd. (a)	28	113
Nissin Chemical Corporation	4	136
Nitori Holdings Co., Ltd.	2	227
Nitto Denko Corporation	5	439
Nomura Holdings, Inc.	58	372
Nomura Holdings, Inc. - ADR (a)	4	24
Nomura Research Institute, Ltd.	3	87
NTT DATA Corporation	6	97
OBIC Business Consultants Co., Ltd.	1	23
OBIC Co., Ltd.	—	45
Oji Holdings Corporation (a)	101	420
Olympus Corporation	7	107
OMRON Corporation	3	89
Ono Pharmaceutical Co., Ltd.	11	187
Oriental Land Co., Ltd.	4	119
ORIX Corporation	18	401
Osaka Gas Co., Ltd.	5	115
Otsuka Corporation	4	76
Otsuka Holdings Co., Ltd.	2	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Pan Pacific International Holdings Corporation	6	167
Panasonic Holdings Corporation	31	299
Park24 Co., Ltd.	39	457
Pigeon Corporation	45	438
Rakuten Group, Inc.	8	43
Recruit Holdings Co., Ltd.	10	427
Renesas Electronics Corporation	14	244
Resona Holdings, Inc.	39	244
ROHM Co., Ltd.	11	169
Ryohin Keikaku Co., Ltd.	14	221
Sanken Electric Co., ltd.	9	378
Sankyu Inc.	19	650
Santen Pharmaceutical Co., Ltd.	34	338
Sapporo Holdings Limited	1	52
Sawai Group Holdings Co., ltd	23	885
SBI Holdings, Inc.	5	121
SCREEN Holdings Co., Ltd.	1	91
Secom Co., Ltd.	1	87
Sekisui Chemical Co., Ltd.	17	243
Sekisui House, Ltd.	11	258
Seven & I Holdings Co., Ltd.	46	684
Shikoku Electric Power Company, Incorporated	3	27
Shimadzu Corporation	5	134
Shimano Inc.	2	224
Shin-Etsu Chemical Co., Ltd.	15	636
Shionogi & Co., Ltd.	2	102
Ship Healthcare Holdings, Inc.	48	662
Shiseido Company, Limited	5	126
SMC Corporation	—	113
SoftBank Corp. (a)	17	213
SoftBank Group Corp	10	598
Sohgo Security Services Co., ltd.	119	649
Sompo Holdings, Inc.	8	164
Sony Group Corporation	13	1,121
Sotetsu Holdings Inc.	6	111
Subaru Corporation.	33	762
SUMCO Corporation	19	294
Sumitomo Bakelite Co., Ltd.	9	277
Sumitomo Chemical Company, Limited (a)	281	612
Sumitomo Corporation	10	234
Sumitomo Electric Industries, Ltd.	21	332
Sumitomo Forestry Co., Ltd.	5	142
Sumitomo Metal Mining Co., Ltd.	9	274
Sumitomo Mitsui Financial Group, Inc. - ADR	3	35
Sumitomo Mitsui Financial Group, Inc.	8	439
Sumitomo Mitsui Trust Bank, Limited	13	272
Sumitomo Realty & Development Co., ltd.	3	123
Suntory Beverage & Food Limited	5	152
Suzuki Motor Corporation	22	247
Sysmex Corporation	14	251
T&D Holdings, lnc.	10	181
Taiheiyo Cement Corporation	20	463
Taisei Corporation	4	135
Takeda Pharmaceutical Co Ltd	17	457
TDK Corporation	8	388
TechnoPro Holdings, Inc.	20	407
Teijin Limited	42	382
Terumo Corporation	5	88
The Hachijuni Bank, Ltd.	221	1,494
TIS Inc.	5	103
TOBU Railway Co., LTD.	1	20
TOHO GAS Co., Ltd.	3	58
Tokai Carbon Co., Ltd.	93	617
Tokio Marine Holdings, Inc.	19	599
Tokyo Electric Power Company Holdings, Inc. (b)	20	122
Tokyo Electron Limited	3	706
Tokyo Gas Co., ltd.	5	116
Tokyu Corporation	5	58
Tokyu Fudosan Holdings Corporation	86	692
TOPCON Corporation	1	8
Toray Industries, Inc.	28	137
Tosoh Corporation	20	277
Toyo Tire Corporation	32	616
Toyota Industries Corporation	1	104
Toyota Motor Corporation	151	3,816
Toyota Tsusho Corporation	7	474
Trend Micro Incorporated	3	168
Tsumura & Co.	1	30
UBE Corporation	45	804
ULVAC, Inc.	—	26
Unicharm Corporation	2	64
West Japan Railway Company	8	158
Yakult Honsha Co., Ltd.	5	106
Yamaha Corporation (a)	15	315
Yamaha Motor Co., Ltd.	47	431
Yaskawa Electric Corporation	4	187
Yoshinoya Holdings Co., Ltd.	14	306
Z Holdings Corporation	16	40
		71,681
United Kingdom 12.4%
3I Group PLC	37	1,315
Anglo American PLC	14	350
Ashtead Group Public Limited Company	9	641
AstraZeneca PLC - ADR	9	614
AstraZeneca PLC	4	528
Babcock International Group PLC	65	429
BAE Systems PLC	22	378
Bank Of Georgia Group PLC	5	345
Barclays PLC	268	621
Barclays PLC - ADR (a)	6	53
Beazley Ireland Holdings PLC	151	1,277
Bellway p.l.c.	2	54
BP P.L.C. - ADR	8	305
BP P.L.C.	335	2,102
British American Tobacco P.L.C.	14	434
Britvic PLC	68	704
BT Group PLC	302	418
Bunzl Public Limited Company	6	227
Centrica PLC	521	841
Compass Group PLC	12	342
Croda International Public Limited Company	2	148
Darktrace PLC (b)	7	39
Diageo PLC - ADR	1	185
Diageo PLC	10	380
DS Smith PLC	103	516
Entain PLC	5	48
Experian PLC	15	644
Fiat Chrysler Automobiles N.V.	45	1,277
Flutter Entertainment Public Limited Company (b)	1	130
Games Workshop Group PLC	11	1,347
GSK PLC	44	941
GSK PLC - ADR	1	34
Haleon PLC	69	290
Haleon PLC - ADR (a)	1	8
Halma Public Limited Company	1	43
HSBC Holdings PLC - ADR (a)	8	319
HSBC Holdings PLC	164	1,284
IMI PLC	23	520
Imperial Brands PLC	23	511
Informa Jersey Limited	55	574
Intertek Group Plc	6	377
J Sainsbury PLC	173	591
JD Sports Fashion PLC	19	31
Jet2 PLC	4	67
Kingfisher PLC	268	842
Legal & General Group PLC	60	192
Lloyds Banking Group PLC - ADR	17	43
Lloyds Banking Group PLC	671	439
London Stock Exchange Group PLC	3	325
Man Group PLC	157	531
Marks and Spencer Group P.L.C.	243	815
Melrose Industries PLC	60	513
Mondi PLC	25	439
National Grid PLC	11	145
National Grid PLC - ADR (a)	2	126
NatWest Group PLC	14	46
NatWest Group PLC - ADR (a)	3	23
Next PLC	2	198
NMC Health PLC (c)	1	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Pennon Group PLC	6	51
QinetiQ Group PLC	11	51
Reckitt Benckiser Group PLC	7	399
Relx PLC	9	371
Relx PLC - ADR (a)	5	226
Rentokil Initial PLC	30	178
Rio Tinto PLC - ADR	1	38
Rio Tinto PLC	7	451
Rolls-Royce PLC (b)	180	970
RS Group PLC	37	337
Savills PLC	3	46
Severn Trent PLC	6	176
Shell PLC - Class A	97	3,235
Shell PLC - Class A - ADR	13	841
Smith & Nephew PLC - ADR	2	43
Smiths Group PLC	3	63
SSE PLC	13	270
Standard Chartered PLC	55	468
Tate & Lyle Public Limited Company	89	693
Taylor Wimpey PLC	917	1,583
Tesco PLC	113	423
The Sage Group PLC.	11	176
Torm PLC - Class A	3	105
Unilever PLC	13	633
Unilever PLC - ADR	8	423
United Utilities PLC	13	170
Vodafone Group Public Limited Company	921	818
Weir Group PLC(The)	13	326
Wise PLC - Class A (b)	5	54
		40,577
Canada 11.1%
Agnico Eagle Mines Limited	14	814
Air Canada (b)	4	55
Alamos Gold Inc - Class A	19	285
Alimentation Couche-Tard Inc.	7	425
ARC Resources Ltd.	1	25
Aritzia, Inc. (b)	2	50
ATCO Ltd. - Class I	8	218
ATS Corporation (b)	11	365
Bank of Montreal	11	1,041
Bank of Nova Scotia, The (a)	11	584
Banque Nationale Du Canada (a)	14	1,173
Barrick Gold Corporation	31	510
BCE Inc.	1	47
Bombardier Inc. - Class B (b)	5	203
Boyd Group Services Inc.	—	84
Brookfield Corporation - Class A	10	411
BRP Inc.	2	154
CAE Inc. (b)	9	191
Canadian Imperial Bank of Commerce	8	416
Canadian National Railway Company	4	514
Canadian Natural Resources Limited	14	1,072
Canadian Pacific Kansas City Limited	2	176
Canadian Tire Corporation, Limited - Class A (a)	5	470
Canadian Utilities Limited - Class A	6	128
Capital Power Corporation	8	231
Cenovus Energy Inc.	27	547
CGI Inc. - Class A (b)	4	439
CGI Inc. - Class A (b)	—	42
Constellation Software Inc.	—	546
Crescent Point Energy Corp.	117	958
Dollarama Inc.	6	472
Eldorado Gold Corporation (b)	42	593
Element Fleet Management Corp.	23	367
Emera Incorporated	4	155
Empire Company Limited - Class A	5	112
Enbridge Inc.	10	372
Enerplus Corporation	39	763
EQB Inc.	1	43
Fairfax Financial Holdings Limited	1	994
Finning International Inc.	23	679
FirstService Corporation	1	182
Fortis Inc. (a)	1	42
Fortis Inc.	6	234
Franco-Nevada Corporation	1	72
GFL Environmental Inc.	2	80
Hydro One Limited	2	58
iA Societe Financiere Inc.	9	547
IGM Financial Inc.	8	218
Imperial Oil Limited	4	303
Intact Financial Corporation	3	536
Kinross Gold Corporation	68	419
Linamar Corporation	8	440
Loblaw Companies Limited	4	457
Manulife Financial Corporation	36	905
Methanex Corporation	5	218
Metro Inc. - Class A	4	215
Northland Power Inc.	17	277
Nutrien Ltd.	16	861
Open Text Corporation	2	62
Osisko Gold Royalties Ltd	4	66
Pan American Silver Corp.	40	607
Pembina Pipeline Corporation	7	263
Prairiesky Royalty Ltd.	14	277
Premium Brands Holdings Corporation (a)	1	65
Quebecor Inc. - Class B	6	134
Restaurant Brands International Limited Partnership	5	357
Rogers Communications Inc. - Class B	11	441
Royal Bank of Canada (a)	—	37
Royal Bank of Canada	17	1,728
Saputo Inc.	12	241
Shopify Inc. - Class A (b)	1	39
Shopify Inc. - Class A (b)	—	29
Stantec Inc.	3	273
Stella-Jones Inc.	9	528
Sun Life Financial Inc.	7	356
Suncor Energy Inc.	33	1,205
TC Energy Corporation (a)	26	1,032
Teck Resources Limited - Class B	21	947
TFI International Inc.	1	114
The Descartes Systems Group Inc. (b)	1	110
Thomson Reuters Corporation	1	107
TMX Group Limited	3	69
Toromont Industries Ltd.	4	431
Toronto-Dominion Bank, The	3	189
Toronto-Dominion Bank, The	9	568
Tourmaline Oil Corp	18	858
TransAlta Corporation	29	185
Tricon Residential Inc.	36	401
West Fraser Timber Co. Ltd. (a)	6	544
Wheaton Precious Metals Corp.	3	128
Whitecap Resources Inc. (a)	89	670
Winpak Ltd.	9	284
		36,133
France 8.8%
Accor	1	35
Airbus SE	6	1,089
Alten	3	403
Arkema	6	651
AXA	13	499
BNP Paribas	7	479
Bollore SE	6	43
Bouygues	2	65
Bureau Veritas	10	300
Capgemini	3	793
Carrefour	23	387
Compagnie De Saint-Gobain	18	1,384
Compagnie Generale des Etablissements Michelin	9	362
Credit Agricole SA	15	224
Danone	2	150
Dassault Aviation	1	124
Dassault Systemes	3	125
Edenred	4	228
Eiffage	6	725
Elis Services	4	88
Engie	25	414
EssilorLuxottica	1	267
Eurazeo	7	650

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Eurofins Scientific SE	11	671
Euronext N.V. (d)	4	337
Forvia	35	525
Gaztransport Et Technigaz	2	226
Getlink S.E.	16	279
Hermes International	—	515
JCDecaux SE (b)	11	214
Kering	1	304
La Francaise Des Jeux (e)	5	202
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	3	670
Legrand	3	369
L'Oreal	2	922
LVMH Moet Hennessy Louis Vuitton	2	2,204
Neoen	2	63
Orange	103	1,205
Pernod Ricard	1	163
Publicis Groupe SA	4	452
Renault	20	999
Rexel	4	98
Rubis	1	41
Safran	3	671
Sanofi	5	521
Sartorius Stedim Biotech	—	43
Schneider Electric SE	2	381
Societe Generale	16	421
Soitec (b)	1	64
Spie SA	1	28
Technip Energies N.V.	33	833
Teleperformance SE	3	304
Thales	2	287
Tikehau Capital	5	109
TotalEnergies SE	53	3,671
Valeo	21	264
Veolia Environnement-VE	6	200
Verallia	2	63
VINCI	7	892
		28,696
Germany 7.1%
Adidas AG - Class N	1	306
Allianz SE	4	1,301
Aurubis AG	3	233
BASF SE - Class N	15	860
Bayer Aktiengesellschaft - Class N	17	523
Bayerische Motoren Werke Aktiengesellschaft	6	750
Bechtle Aktiengesellschaft	5	262
Beiersdorf Aktiengesellschaft	1	88
Brenntag SE - Class N	9	727
Carl Zeiss Meditec AG	—	18
Continental Aktiengesellschaft	3	193
Covestro AG (b) (d)	11	623
Daimler Truck Holding AG	19	983
Deutsche Bank Aktiengesellschaft - Class N	5	83
Deutsche Bank Aktiengesellschaft - Class N	38	600
Deutsche Borse Aktiengesellschaft - Class N	2	445
Deutsche Lufthansa Aktiengesellschaft	35	273
Deutsche Post AG - Class N	18	779
Deutsche Telekom AG - Class N	73	1,775
DW Property Invest GmbH	1	13
E.ON SE - Class N	28	395
freenet AG - Class N	11	318
Fresenius Medical Care AG	1	56
Fresenius SE & Co. KGaA	11	290
GEA Group Aktiengesellschaft	12	507
Hannover Ruck SE - Class N	1	256
Hapag-Lloyd Aktiengesellschaft (a) (d)	1	82
Heidelberg Materials AG	5	511
Hellofresh SE (b)	7	47
Henkel AG & Co. KGaA	—	7
HOCHTIEF Aktiengesellschaft	—	15
Infineon Technologies AG - Class N	14	483
Kion Group AG	9	497
Knorr - Bremse Aktiengesellschaft (d)	7	534
LEG Immobilien SE	4	311
Mercedes-Benz Group AG - Class N	19	1,489
MERCK Kommanditgesellschaft auf Aktien	1	150
MTU Aero Engines AG - Class N	1	142
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,101
Nemetschek SE	2	221
Qiagen N.V. (b)	2	87
Qiagen N.V. (b)	2	81
Rheinmetall Aktiengesellschaft	2	1,063
RTL Group S.A.	9	317
RWE Aktiengesellschaft	15	497
SAP SE	2	484
Siemens Aktiengesellschaft - Class N	5	927
Siemens Energy AG (b)	14	259
Siemens Healthineers AG (d)	2	102
Siltronic AG	1	103
Sixt SE	4	358
Sudzucker AG	2	22
Thyssenkrupp AG	9	46
Volkswagen Aktiengesellschaft	1	111
Vonovia SE	7	205
Wacker Chemie AG	2	216
Zalando SE (b) (d)	2	59
		23,184
Switzerland 7.0%
ABB Ltd - Class N	24	1,093
Adecco Group AG - Class N	2	82
Alcon AG	6	518
Alcon AG	5	442
Avolta AG - Class N	9	367
Barry Callebaut AG - Class N	—	64
BELIMO Holding AG - Class N	1	325
BKW Energie AG	1	78
Bucher Industries AG	—	94
Chocoladefabriken Lindt & Sprungli AG - Class N	—	241
Clariant AG - Class N	4	55
Comet Holding AG - Class N	—	23
Compagnie Financiere Richemont SA	3	427
Datwyler Holding AG	2	396
Geberit AG - Class N	1	697
Georg Fischer AG - Class N	8	567
Givaudan SA - Class N	—	347
Glencore PLC	214	1,176
Holcim AG	11	981
Julius Bar Gruppe AG - Class N	15	870
Logitech International S.A. - Class N	—	31
Lonza Group AG	1	492
Nestle S.A. - Class N	26	2,743
Novartis AG - ADR	1	76
Novartis AG - Class N	21	2,055
Partners Group Holding AG	1	856
PSP Swiss Property AG - Class N	2	292
Roche Holding AG	—	88
Sandoz Group AG	2	47
Sandoz Group AG - ADR (a) (b)	—	5
Schindler Holding AG - Class N	1	146
Siegfried Holding AG - Class N	—	325
Sika AG	1	429
Sonova Holding AG	1	315
Straumann Holding AG - Class N	1	186
Sulzer AG - Class N	2	231
Swiss Prime Site AG - Class N	14	1,328
Swiss Re AG	9	1,093
Swisscom AG - Class N	1	673
Swissquote Group Holding SA - Class N	1	328
UBS Group AG	—	13
UBS Group AG	26	795
VAT Group AG (d)	1	700
Ypsomed Holding AG	—	32
Zurich Insurance Group AG - Class N	1	736
		22,858
Australia 6.3%
AGL Energy Limited	15	84
ALS Limited	9	81
Altium Limited	6	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
AMP Limited	534	407
Ampol Limited	14	372
ANZ Group Holdings Limited	20	383
Aristocrat Leisure Limited	10	279
ASX Limited	1	48
Atlas Arteria Limited	33	114
Aurizon Holdings Limited	62	161
Australian Pipeline Trust	13	74
Beach Energy Limited	389	466
BHP Group Limited - ADR (a)	8	478
BHP Group Limited	29	845
BHP Group Limited	6	169
BlueScope Steel Limited	8	132
Boral Limited (b)	6	22
Brambles Limited	27	288
Cochlear Limited	1	259
Coles Group Limited	32	358
Commonwealth Bank of Australia	12	904
Computershare Limited	14	238
CSL Limited	2	331
CSR Limited	136	783
Domain Holdings Australia Limited	39	84
Domino's Pizza Enterprises Limited	4	116
Downer EDI Limited	24	80
Evolution Mining Limited	46	107
Flight Centre Travel Group Limited (a)	34	485
Fortescue Ltd	31	527
Harvey Norman Holdings Limited	16	55
IDP Education Limited (a)	16	183
IGO Limited	8	36
Incitec Pivot Limited	239	451
Insurance Australia Group Limited	72	302
JB Hi-Fi Limited	8	328
Lendlease Corporation Limited	80	336
Lynas Rare Earths Limited (b)	53	197
Macquarie Group Limited	2	234
Mineral Resources Limited	8	383
National Australia Bank Limited	33	747
Netwealth Group Limited	29	400
New Hope Corporation Limited	47	143
NEXTDC Limited (b)	23	267
Nine Entertainment Co. Holdings Limited	154	171
Northern Star Resources Ltd	11	102
Nufarm Limited	10	36
Orica Limited	11	131
Orora Limited	407	722
Pilbara Minerals Limited (a)	44	110
Qantas Airways Limited (b)	7	26
QBE Insurance Group Limited	35	409
Ramsay Health Care Limited	—	13
Rio Tinto Limited	6	513
Sandfire Resources Limited (b)	74	427
Santos Limited	126	637
Sonic Healthcare Limited	15	292
South32 Limited	214	419
Suncorp Group Limited	31	334
Technology One Limited	26	285
Telstra Corporation Limited	57	143
Transurban Holdings Limited	15	127
Treasury Wine Estates Limited	29	239
Webjet Limited (a) (b)	15	89
Wesfarmers Limited	8	359
Westpac Banking Corporation	31	521
Whitehaven Coal Limited	85	395
Woodside Energy Group Ltd	1	21
Woodside Energy Group Ltd	34	678
Woodside Energy Group Ltd - ADR (a)	3	60
Woolworths Group Limited	8	179
		20,415
Netherlands 3.8%
Aalberts N.V.	3	162
ABN AMRO Bank N.V. - DUTCHCERT (d)	4	76
Adyen N.V. (b) (d)	—	66
Aegon Ltd.	26	156
Aegon Ltd. - ADR (a)	12	73
Akzo Nobel N.V.	4	283
Arcadis N.V.	7	441
ASM International N.V.	1	854
ASML Holding N.V. - ADR	1	1,073
ASML Holding N.V.	2	2,011
ASR Nederland N.V.	3	154
BE Semiconductor Industries N.V.	3	516
DSM-Firmenich AG	1	74
Heineken N.V.	2	164
IMcD N.V.	1	188
ING Groep N.V.	23	382
Just Eat Takeaway.Com N.V. (a) (b) (d)	36	533
Koninklijke Ahold Delhaize N.V.	38	1,144
Koninklijke KPN N.V.	83	310
Koninklijke Philips N.V. - ADR (a) (d)	2	39
Koninklijke Philips N.V.	14	280
Koninklijke Vopak N.V.	16	630
NN Group N.V.	11	529
Prosus N.V. - Class N	11	331
Randstad N.V. (a)	8	430
STMicroelectronics N.V. - ADR	1	60
STMicroelectronics N.V.	8	362
Wolters Kluwer N.V. - Class C	7	1,174
		12,495
Denmark 2.8%
A.P. Moller - Maersk A/S - Class A	—	37
A.P. Moller - Maersk A/S - Class B	—	44
Carlsberg A/S - Class B	2	234
Coloplast A/S - Class B	3	367
Danske Bank A/S	24	716
Demant A/S (b)	12	575
DSV A/S	2	274
Genmab A/S (b)	—	54
ISS A/S	19	342
Novo Nordisk A/S - Class B	27	3,411
Novozymes A/S - Class B	6	369
Orsted A/S (b) (d)	1	40
Pandora A/S	5	746
Ringkjobing Landbobank. Aktieselskab	7	1,173
Rockwool A/S - Class A	—	16
Rockwool A/S - Class B	—	53
Royal Unibrew A/S	1	34
Topdanmark A/S	5	198
Tryg A/S	18	375
Vestas Wind Systems A/S (b)	8	222
		9,280
Sweden 2.8%
AAK AB (publ)	2	58
AB Sagax - Class B	3	71
Addlife AB - Class B	15	154
Addnode Group Aktiebolag (publ) - Class B	3	36
Aktiebolaget SKF - Class A	1	10
Aktiebolaget SKF - Class B (a)	12	253
Aktiebolaget Volvo - Class A	4	109
Aktiebolaget Volvo - Class B (a)	30	803
Alfa Laval AB (a)	1	37
Assa Abloy AB - Class B	3	86
Atlas Copco Aktiebolag - Class A	20	334
Atlas Copco Aktiebolag - Class B	12	176
Avanza Bank Holding AB (a)	8	181
Axfood AB	4	115
Betsson AB - Class B (b)	20	197
Bilia AB - Class A (a)	5	70
Billerud Aktiebolag (publ)	7	64
Boliden AB (b)	10	268
Bure Equity AB	1	33
Castellum Aktiebolag (a) (b)	6	76
Dometic Group AB (publ) (d)	45	362
Electrolux Professional AB (publ) - Class B	37	244
Elekta AB (publ) - Class B (a)	12	92
Epiroc Aktiebolag - Class A	6	115
Epiroc Aktiebolag - Class B	4	71
Essity Aktiebolag (publ) - Class A	—	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Essity Aktiebolag (publ) - Class B (a)	10	239
Evolution AB (publ) (d)	2	196
Fortnox Aktiebolag	5	29
G&L Beijer Ref AB - Class B	2	26
H & M Hennes & Mauritz AB - Class B (a)	10	164
Hemnet AB	2	46
Hexagon Aktiebolag - Class B	8	98
Hexpol AB - Class B	5	60
HMS Networks AB	3	121
Husqvarna Aktiebolag - Class B	12	107
Indutrade Aktiebolag	6	155
Lagercrantz Group Aktiebolag - Class B	—	—
Lifco AB (Publ) - Class B	3	66
Lindab International AB	6	140
Loomis AB - Class B	9	237
Medicover AB - Class B	8	99
Mycronic AB (publ)	1	35
NCAB Group AB (publ) (d)	5	31
NIBE Industrier AB - Class B (a)	4	18
Nyfosa AB	22	215
Peab AB - Class B	39	242
Sandvik Aktiebolag	13	283
Securitas AB - Class B (a)	9	91
Skandinaviska Enskilda Banken AB - Class A (a)	18	246
Skanska AB - Class B (a)	7	130
SSAB AB - Class B	33	241
Svenska Cellulosa Aktiebolaget SCA - Class A	1	16
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	9	138
Svenska Handelsbanken AB - Class A (a)	10	106
SWECO Civil AB - Class B	3	33
Swedbank AB - Class A (a)	6	125
Swedish Orphan Biovitrum AB (Publ) (b)	2	61
Tele2 AB - Class B	11	92
Telefonaktiebolaget LM Ericsson - Class A (a)	1	5
Telefonaktiebolaget LM Ericsson - Class B (a)	63	338
Telia Company AB	128	329
Thule Group AB (d)	2	58
Trelleborg AB - Class B	4	126
Vitec Software Group AB (publ) - Class B	1	52
Vitrolife AB	5	90
Volvo Cars AB - Class B (a) (b)	12	46
Wihlborgs Fastigheter AB	27	250
		9,206
Italy 2.5%
Assicurazioni Generali Societa' Per Azioni	13	338
Azimut Holding S.p.A.	10	264
Banco BPM Societa' Per Azioni	126	842
Bper Banca S.P.A.	20	96
Brunello Cucinelli S.p.A.	8	886
Buzzi S.P.A.	2	94
Enel S.p.A	90	594
Eni S.p.A.	49	780
Ferrari N.V.	1	310
Ferrari N.V.	—	76
Finecobank Banca Fineco SPA	16	237
Hera S.p.A.	77	271
Interpump Group S.p.A.	2	74
Intesa Sanpaolo SPA	101	367
Italgas S.p.A.	25	145
Iveco Group N.V.	6	86
Leonardo S.p.A.	16	399
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	348
Moncler S.p.A.	2	178
Pirelli & C. S.p.A. (d)	9	57
Poste Italiane SPA (d)	7	90
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	97
Snam S.P.A.	9	44
Telecom Italia SPA (a)	1,240	301
Terna – Rete Elettrica Nazionale S.p.A.	12	96
UniCredit S.p.A.	27	1,035
		8,105
Spain 2.5%
Acciona,S.A.	1	162
ACS, Actividades de Construccion y Servicios, S.A.	10	405
AENA, S.M.E., S.A. (d)	1	217
Amadeus IT Holding, S.A. (d)	6	415
Banco Bilbao Vizcaya Argentaria, S.A.	83	991
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	167
Banco de Sabadell, S.A.	381	599
Banco Santander, S.A.	144	701
Bankinter, S.A. (a)	33	245
CaixaBank, S.A. (a)	86	415
Cellnex Telecom, S.A. (d)	3	118
CIE Automotive Sociedad Anonima	3	97
Compania De Distribucion Integral Logista Holdings, S.A.	4	102
Enagas S.A.	11	160
Endesa, S.A.	10	193
Ferrovial SE (b)	1	40
Fluidra S.A.	1	21
Iberdrola, Sociedad Anonima	37	461
Industria de Diseno Textil, S.A.	9	447
Mapfre SA	14	36
Redeia Corporacion SA	8	140
Repsol SA.	51	843
Telefonica, S.A.	180	797
Viscofan, S.A.	3	219
		7,991
Hong Kong 1.4%
AIA Group Limited	101	681
Bank of East Asia, Limited -The-	206	245
BOC Hong Kong (Holdings) Limited	42	113
Budweiser Brewing Company APAC Limited (d)	9	13
Cathay Pacific Airways Limited (a)	64	73
Chow Tai Fook Jewellery Group Limited	44	65
CK Asset Holdings Limited	35	145
CK Hutchison Holdings Limited	44	213
CK Infrastructure Holdings Limited	4	23
CLP Holdings Limited	18	140
ESR Group Limited (d)	77	83
Galaxy Entertainment Group Limited	3	15
Hang Lung Properties Limited	25	26
Hang Seng Bank, Limited	5	56
HK Electric Investments Limited	72	45
HKT Trust	203	237
Hong Kong Exchanges and Clearing Limited	8	241
Hongkong Land Holdings Limited	12	35
Hysan Development Company Limited	18	29
Man Wah Holdings Limited	35	25
Mandarin Oriental International Limited	12	19
MH Development Limited (a) (b) (c)	12	—
MTR Corporation Limited	15	50
New World Development Company Limited (a)	219	231
PCCW Limited	225	111
Power Assets Holdings Limited	14	79
Sino Land Company Limited	157	163
SITC International Holdings Company Limited	107	196
Sun Hung Kai Properties Limited	11	101
Techtronic Industries Company Limited	22	306
United Laboratories International Holdings Ltd	32	37
WH Group Limited (d)	400	264
Wharf Real Estate Investment Company Limited	23	75
Xinyi Glass Holdings Limited	134	142
Yue Yuen Industrial (Holdings) Limited	99	140
		4,417
Belgium 1.3%
Ackermans	2	344
Ageas SA/NV	7	317
Anheuser-Busch InBev	8	500
argenx SE (b)	—	57
Azelis Group	2	52
D'Ieteren Group	—	53
Elia Group	1	54
Euronav (a) (f)	1	23
Euronav (f)	7	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
KBC Groep	9	702
Lotus Bakeries	—	502
NV Bekaert SA	1	47
Proximus	3	23
Solvay (a)	6	174
Syensqo	6	603
UCB	2	193
Umicore	16	346
		4,113
Finland 1.2%
Kesko Oyj - Class B	17	324
Kone Corporation - Class B	4	206
Konecranes Abp	7	372
Mandatum Holding Oy	6	27
Metsa Board Oyj - Class B (a)	6	42
Metso Oyj	34	407
Neste Oyj	6	155
Nokia Oyj	66	234
Nokia Oyj - Series A - ADR	17	61
Nordea Bank Abp	26	290
Orion Oyj - Class B	5	201
Sampo Oyj - Class A	6	262
Stora Enso Oyj - Class R	30	409
Tietoevry Oyj	5	100
UPM-Kymmene Oyj	6	203
Valmet Oy (a)	20	529
Wartsila Oyj Abp	13	192
		4,014
Singapore 1.0%
ASMPT Limited	22	278
City Developments Limited	21	93
ComfortDelGro Corporation Limited	59	61
DBS Group Holdings Ltd	19	495
Genting Singapore Limited	132	86
Golden Agri-Resources Ltd.	564	113
Great Eastern Holdings Limited	1	12
Hafnia Limited	9	64
Jardine Cycle & Carriage Limited	4	72
Keppel Infrastructure Trust	122	45
Keppel Ltd.	22	117
NetLink NBN Trust	83	53
Olam Group Limited	15	12
Oversea-Chinese Banking Corporation Limited	29	287
Seatrium Limited (b)	2,229	131
Singapore Airlines Limited (a)	61	290
Singapore Exchange Limited	26	176
Singapore Technologies Engineering Ltd	21	63
Singapore Telecommunications Limited	24	45
United Overseas Bank Limited	20	432
UOL Group Limited	18	75
Venture Corporation Limited	9	94
Wilmar International Limited	108	274
		3,368
Israel 0.9%
Alony Hetz Properties & Investments Ltd	6	44
Alrov Properties & Lodgings Ltd.	—	4
Azrieli Group Ltd.	1	47
Bank Hapoalim Ltd	25	232
Bank Leumi Le-Israel B.M.	31	257
Bezeq Israel Communications Company Ltd	40	51
Big Shopping Centers Ltd	—	50
Blue Square Real Estate Ltd	—	14
Camtek Ltd. (b)	—	15
CLAL Insurance Enterprises Holdings Ltd (b)	8	150
Elbit Systems Ltd.	—	36
Electra Ltd	—	42
Enlight Renewable Energy Ltd. (b)	3	46
Equital Ltd. (b)	2	78
Fattal Holdings (1998) Ltd (b)	—	45
First International Bank of Israel Ltd.	3	140
Formula Systems (1985) Ltd.	2	168
Gav-Yam Land Corporation Ltd.	4	27
Harel Insurance Investments & Financial Services Ltd.	5	47
Icl Group Ltd	16	87
Industrial Buildings Corporation Ltd	11	28
Isracard Ltd.	14	55
Israel Discount Bank Limited	48	248
Isras - Investment Co. Ltd.	—	11
Matrix I.T. Ltd	10	211
Melisron Limited	—	24
Mizrahi Tefahot Bank Ltd	3	103
Nice Ltd (b)	—	47
Nova Ltd. (b)	—	35
Oil Refineries Ltd	197	65
OPC Energy Ltd	4	29
Paz Ashdod Refinery Ltd	1	19
Paz Oil Company Limited	1	113
Perion Network Ltd. (b)	1	25
Shufersal Ltd.	1	6
Strauss Group Ltd	1	24
Teva Pharmaceutical Industries Ltd - ADR (b)	5	67
Teva Pharmaceutical Industries Ltd (b)	1	11
The Phoenix Holdings Ltd	6	62
Tower Semiconductor Ltd. (b)	1	27
Y.H. Dimri Construction and Development Ltd.	—	13
		2,803
Norway 0.8%
Adevinta ASA - Class B (b) (e)	2	22
Aker BP ASA	8	192
Aker Solutions ASA (d)	9	31
Atea ASA	1	14
Bluenord ASA (b)	1	50
Bonheur ASA	1	13
Borregaard ASA	4	74
BW LPG PTE. LTD.	15	162
DNB Bank ASA	8	165
Dno Asa	19	17
Elkem ASA (d)	21	42
Entra ASA (b) (d)	1	11
Equinor ASA	13	342
Flex Lng Ltd.	2	45
Frontline PLC	4	86
Gjensidige Forsikring ASA	1	20
Hoegh Autoliners ASA	3	27
Kongsberg Gruppen ASA	1	36
Mowi ASA	3	60
Norsk Hydro ASA	11	62
Orkla ASA	5	38
Protector Forsikring ASA	1	13
SalMar ASA	—	17
Scatec ASA (d)	12	82
Schibsted ASA - Class B	6	172
Sparebank 1 Ostlandet	2	27
Sparebank 1 Sr-Bank Asa	8	101
Storebrand ASA	15	140
Telenor ASA	7	81
TGS ASA	8	87
Var Energi ASA	7	25
Veidekke ASA	14	156
Wallenius Wilhelmsen ASA	3	21
Yara International ASA	3	87
		2,518
Ireland 0.6%
AIB Group Public Limited Company	13	68
Bank of Ireland Group Public Limited Company	50	513
CRH Public Limited Company	3	250
CRH Public Limited Company	1	84
Glanbia Public Limited Company	12	233
Kerry Group Public Limited Company - Class A	1	77
Kingspan Group Public Limited Company	4	384
Smurfit Kappa Funding Designated Activity Company	11	489
		2,098
Austria 0.5%
Andritz AG	4	219
BAWAG Group AG (d)	3	210
CA Immobilien Anlagen Aktiengesellschaft	3	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Erste Group Bank AG	6	277
EuroTeleSites AG (b)	2	7
OMV Aktiengesellschaft	5	241
Raiffeisen Bank International AG	1	23
Telekom Austria Aktiengesellschaft	7	55
Verbund AG	1	64
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	110
voestalpine AG	5	137
Wienerberger AG	4	140
		1,575
United States of America 0.4%
Bausch Health Companies Inc. (b)	6	69
James Hardie Industries Public Limited Company - CHESS	7	299
Millicom International Cellular SA - SWEDDR (b)	9	185
Reliance Worldwide Corporation Limited	35	133
Samsonite International S.A. (d)	73	276
Universal Music Group N.V.	10	308
Waste Connections, Inc.	1	189
		1,459
Portugal 0.3%
Alphaquest Original Ltd	3	11
Banco Comercial Portugues S.A.	867	293
EDP - Energias de Portugal, S.A.	34	131
EDP Renovaveis, S.A.	5	64
Galp Energia, SGPS, S.A.	22	372
Jeronimo Martins, SGPS, S.A.	4	70
		941
New Zealand 0.3%
Air New Zealand Limited	113	41
Auckland International Airport Limited	9	45
Chorus Limited	15	69
Contact Energy Limited	13	65
EBOS Group Limited	1	26
Fisher & Paykel Healthcare Corporation Limited	3	39
Fletcher Building Limited	30	75
Freightways Group Limited	8	42
Genesis Energy Limited	21	32
Infratil Limited	8	49
Mainfreight Limited	1	36
Mercury NZ Limited	3	6
Meridian Energy Limited	7	25
Port of Tauranga Limited	2	8
Ryman Healthcare Limited (b)	9	26
SKYCITY Entertainment Group Limited	43	54
Spark New Zealand Limited	15	42
Summerset Group Holdings Limited	14	93
The a2 Milk Company Limited (a) (b)	4	17
Xero Limited (b)	1	82
		872
Luxembourg 0.2%
ArcelorMittal	8	218
L'Occitane International S.A.	3	12
SES - DRC	21	139
Tenaris S.A.	5	95
Tenaris S.A. - ADR	1	39
		503
Burkina Faso 0.1%
Endeavour Mining Corporation	11	226
Nigeria 0.1%
Airtel Africa PLC	124	165
Zambia 0.0%
First Quantum Minerals Ltd	14	151
Poland 0.0%
InPost S.A. (b)	8	116
Czech Republic 0.0%
CTP N.V.	5	92
Macau 0.0%
Sands China Ltd. (b)	14	40
SJM Holdings Limited (a) (b)	99	30
		70
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	48
Total Common Stocks (cost $284,214)		320,170
PREFERRED STOCKS 0.9%
Switzerland 0.6%
Roche Holding AG	7	1,801
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	1	131
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	82
Fuchs SE	2	95
Henkel AG & Co. KGaA (g)	3	218
Volkswagen Aktiengesellschaft (g)	5	600
		1,126
Italy 0.0%
Telecom Italia SPA	25	6
Total Preferred Stocks (cost $3,620)		2,933
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (f)	—	—
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 5.29% (h) (i)	4,967	4,967
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (h) (i)	536	536
Total Short Term Investments (cost $5,503)		5,503
Total Investments 100.8% (cost $293,337)		328,606
Other Assets and Liabilities, Net (0.8)%		(2,557)
Total Net Assets 100.0%		326,049

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $224 and 0.1% of the Fund.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	653	9,791	9,908	14	—	—	536	0.2
JNL Government Money Market Fund, 5.29% - Class SL	3,178	9,359	7,570	22	—	—	4,967	1.5
	3,831	19,150	17,478	36	—	—	5,503	1.7

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	77	76	—
Adyen N.V.	11/24/21	96	66	—
AENA, S.M.E., S.A.	09/09/22	148	217	0.1
Aker Solutions ASA	12/06/23	31	31	—
Amadeus IT Holding, S.A.	07/17/20	387	415	0.1
BAWAG Group AG	05/29/20	171	210	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	13	—
Cellnex Telecom, S.A.	06/25/19	141	118	0.1
Covestro AG	10/21/21	484	623	0.2
Dometic Group AB (publ)	09/07/21	312	362	0.1
Elkem ASA	04/11/23	57	42	—
Entra ASA	01/10/24	11	11	—
ESR Group Limited	02/17/23	118	83	—
Euronext N.V.	11/18/20	350	337	0.1
Evolution AB (publ)	05/06/22	154	196	0.1
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	82	—
Just Eat Takeaway.Com N.V.	06/01/20	556	533	0.2
Knorr - Bremse Aktiengesellschaft	10/17/23	413	534	0.2
Koninklijke Philips N.V.	08/06/21	70	39	—
NCAB Group AB (publ)	02/23/24	34	31	—
Orsted A/S	12/23/20	101	40	—
Pirelli & C. S.p.A.	02/28/24	56	57	—
Poste Italiane SPA	08/23/22	63	90	—
Samsonite International S.A.	08/25/23	237	276	0.1
Scatec ASA	05/12/22	98	82	—
Siemens Healthineers AG	03/04/21	98	102	0.1
Thule Group AB	05/10/23	49	58	—
VAT Group AG	06/25/19	527	700	0.2
WH Group Limited	03/02/21	291	264	0.1
Zalando SE	05/17/23	66	59	—
		5,345	5,747	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	43,692	276,478	—	320,170
Preferred Stocks	—	2,933	—	2,933
Warrants	—	—	—	—
Short Term Investments	5,503	—	—	5,503
	49,195	279,411	—	328,606

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 23.8%
3D Systems Corporation (a)	9	39
8X8, Inc. (a)	16	43
A10 Networks, Inc.	5	67
Accenture Public Limited Company - Class A	17	5,979
ACI Worldwide, Inc. (a)	8	259
Adeia Inc.	15	159
Adobe Inc. (a)	12	5,906
Advanced Energy Industries, Inc.	3	272
Advanced Micro Devices, Inc. (a)	26	4,628
Agilysys, Inc. (a)	1	68
Akamai Technologies, Inc. (a)	6	614
Alarm.Com Holdings, Inc. (a)	2	166
Allegro Microsystems Inc. (a)	6	168
Alpha and Omega Semiconductor Limited (a)	3	73
Altair Engineering Inc. - Class A (a)	1	103
Ambarella Inc. (a)	1	74
Amdocs Limited	5	449
American Software, Inc. - Class A	2	20
Amkor Technology, Inc.	23	737
Amphenol Corporation - Class A	14	1,624
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	10	1,986
ANSYS, Inc. (a)	2	652
AppFolio, Inc. - Class A (a)	—	123
Apple Inc.	368	63,139
Applied Materials, Inc.	22	4,510
Applied Optoelectronics, Inc. (a) (b)	1	14
AppLovin Corporation - Class A (a)	9	619
Arista Networks, Inc. (a)	4	1,029
Arrow Electronics, Inc. (a)	6	732
Aspen Technology, Inc. (a)	2	430
Atlassian Corporation - Class A (a)	1	189
Aurora Innovations Inc. - Class A (a)	17	48
Autodesk, Inc. (a)	6	1,488
Aviat Networks, Inc. (a)	1	43
Avnet, Inc.	8	409
Axcelis Technologies, Inc. (a)	2	243
AXT, Inc. (a)	1	4
Badger Meter, Inc.	1	233
Bel Fuse Inc. - Class B	1	81
Belden Inc.	3	239
Benchmark Electronics, Inc.	5	144
Bentley Systems, Incorporated - Class B	8	409
Bill Holdings, Inc. (a)	4	251
Blackbaud, Inc. (a)	3	216
Box, Inc. - Class A (a)	5	141
Broadcom Inc.	9	12,553
Cadence Design Systems, Inc. (a)	6	1,779
Calix, Inc. (a)	4	133
Cambium Networks Corp. (a)	1	3
CCC Intelligent Solutions Holdings Inc. (a)	9	103
CDW Corp.	5	1,209
Cerence Inc. (a)	2	39
CEVA Inc. (a)	1	18
Ciena Corporation (a)	9	451
Cirrus Logic, Inc. (a)	3	232
Cisco Systems, Inc.	97	4,840
Cleanspark Inc. (a)	18	387
Clearfield, Inc. (a)	1	19
Cloudflare, Inc. - Class A (a)	3	268
Cognex Corporation	7	292
Cognizant Technology Solutions Corporation - Class A	16	1,144
Cognyte Software Ltd (a)	2	18
Coherent Corp. (a)	7	434
Cohu, Inc. (a)	5	156
CommVault Systems, Inc. (a)	1	81
Comtech Telecommunications Corp. (a)	1	4
Confluent, Inc. - Class A (a)	3	93
Consensus Cloud Solutions, Inc. (a)	1	23
Corning Incorporated	31	1,035
Corsair Gaming, Inc. (a)	9	108
Crane Nxt, Co.	5	285
CrowdStrike Holdings, Inc. - Class A (a)	2	507
CTS Corporation	3	157
Daktronics, Inc. (a)	5	49
Datadog, Inc. - Class A (a)	2	203
Dell Technologies Inc. - Class C	6	729
Digi International Inc. (a)	4	116
Digital Turbine USA, Inc. (a)	5	14
Diodes Incorporated (a)	3	209
DocuSign, Inc. (a)	2	98
Dolby Laboratories, Inc. - Class A	4	372
DoubleVerify Holdings, Inc. (a)	2	65
Dropbox, Inc. - Class A (a)	16	378
DXC Technology Company (a)	16	344
Dynatrace, Inc. (a)	5	248
DZS, Inc. (a) (b)	2	2
E2Open Parent Holdings, Inc. - Class A (a)	20	90
Edgio, Inc. (a) (b)	—	2
Elastic N.V. (a)	1	149
Enphase Energy, Inc. (a)	4	449
Entegris, Inc.	5	656
Envestnet, Inc. (a)	2	102
EPAM Systems, Inc. (a)	1	367
ePlus inc. (a)	2	155
Everbridge, Inc. (a)	1	21
Extreme Networks, Inc. (a)	6	67
F5, Inc. (a)	3	511
Fabrinet (a)	2	439
Fair Isaac Corporation (a)	1	931
FARO Technologies, Inc. (a)	1	24
Fastly, Inc. - Class A (a)	7	95
First Solar, Inc. (a)	4	604
Flex Ltd. (a)	19	547
Formfactor, Inc. (a)	6	252
Fortinet, Inc. (a)	15	1,017
Frequency Electronics, Inc. (a)	1	11
Freshworks, Inc. - Class A (a)	6	103
Gartner, Inc. (a)	3	1,356
Gen Digital Inc.	25	552
Gitlab Inc. - Class A (a)	2	144
Globalfoundries Inc. (a) (b)	2	118
Globant S.A. (a)	1	296
GoDaddy Inc. - Class A (a)	3	396
Grid Dynamics Holdings, Inc. - Class A (a)	4	54
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	3	343
Harmonic, Inc. (a)	10	140
Hewlett Packard Enterprise Company	48	842
HP, Inc.	27	822
HubSpot, Inc. (a)	1	323
Ichor Holdings, Ltd. (a)	2	94
Infinera Corporation (a)	11	66
Informatica Inc. - Class A (a)	5	162
Information Services Group, Inc.	4	15
Insight Enterprises, Inc. (a)	3	472
Intel Corporation	97	4,303
InterDigital, Inc. (b)	1	150
International Business Machines Corporation	26	4,912
Intevac, Inc. (a)	1	4
Intuit Inc.	4	2,553
IPG Photonics Corporation (a)	3	276
Itron, Inc. (a)	3	307
Jabil Inc.	10	1,291
JAMF Holding Corp. (a)	2	40
Juniper Networks, Inc.	21	783
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	934
Kimball Electronics Group, LLC (a)	3	57
KLA Corporation	4	2,710
Knowles Corporation (a)	8	137
Kulicke and Soffa Industries, Inc.	4	226
KVH Industries, Inc. (a)	2	8
Kyndryl Holdings, Inc. (a)	8	173
Lam Research Corporation	4	3,437

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Lattice Semiconductor Corporation (a)	5	356
Littelfuse, Inc.	2	414
LiveRamp Holdings, Inc. (a)	5	175
Lumentum Holdings Inc. (a)	5	217
MACOM Technology Solutions Holdings, Inc. (a)	3	247
Magnachip Semiconductor Corporation (a)	4	23
Manhattan Associates, Inc. (a)	3	760
Marvell Technology, Inc.	14	1,016
MaxLinear, Inc. (a)	4	78
Methode Electronics, Inc.	4	48
Microchip Technology Incorporated	15	1,316
Micron Technology, Inc.	22	2,587
Microsoft Corporation	162	68,161
Mitek Systems, Inc. (a)	1	13
MKS Instruments, Inc.	4	494
Model N, Inc. (a)	1	33
MongoDB, Inc. - Class A (a)	1	303
Monolithic Power Systems, Inc.	1	564
Motorola Solutions, Inc.	4	1,455
N-Able, Inc. (a)	6	74
Napco Security Technologies, Inc.	2	79
nCino OpCo, Inc. (a)	2	85
NCR Voyix Corporation (a)	10	126
NetApp, Inc.	7	734
NETGEAR, Inc. (a)	3	52
NetScout Systems, Inc. (a)	6	141
Nlight, Inc. (a)	2	26
Novanta Inc. (a)	2	343
Nutanix, Inc. - Class A (a)	3	215
NVE Corporation	—	42
NVIDIA Corporation	60	53,838
NXP Semiconductors N.V.	6	1,412
Okta, Inc. - Class A (a)	6	584
Olo Inc. - Class A (a)	13	69
On Semiconductor Corporation (a)	18	1,309
ON24, Inc.	6	45
Onespan, Inc. (a)	3	39
Onto Innovation Inc. (a)	3	603
Oracle Corporation	36	4,487
Osi Systems, Inc. (a)	1	159
Palantir Technologies Inc. - Class A (a)	14	333
Palo Alto Networks, Inc. (a)	4	1,162
PAR Technology Corporation (a) (b)	3	128
PC Connection, Inc.	3	203
PDF Solutions, Inc. (a)	2	80
Perficient, Inc. (a)	3	141
Photronics, Inc. (a)	7	199
Plexus Corp. (a)	3	259
Power Integrations, Inc.	4	266
Powerschool Holdings, Inc. - Class A (a)	6	133
Procore Technologies, Inc. (a)	2	155
Progress Software Corporation	2	129
PTC Inc. (a)	3	521
Pure Storage, Inc. - Class A (a)	7	379
Q2 Holdings, Inc. (a)	2	111
Qorvo, Inc. (a)	6	696
Qualcomm Incorporated	29	4,915
Qualys, Inc. (a)	2	273
Rambus Inc. (a)	5	329
Ribbon Communications Inc. (a)	7	22
Richardson Electronics, Ltd.	1	6
Rimini Street, Inc. (a)	3	10
Rogers Corporation (a)	1	173
Roper Technologies, Inc.	2	1,016
Salesforce, Inc.	15	4,666
Samsara Inc. - Class A (a)	5	177
Sanmina Corporation (a)	3	199
Sapiens International Corporation N.V.	1	26
ScanSource, Inc. (a)	4	169
Seagate Technology Holdings Public Limited Company	6	519
Semtech Corporation (a)	4	103
SentinelOne, Inc. - Class A (a)	5	110
ServiceNow, Inc. (a)	2	1,170
Silicon Laboratories Inc. (a)	2	250
Skyworks Solutions, Inc.	6	619
SMART Global Holdings, Inc. (a)	6	147
Snowflake Inc. - Class A (a)	1	190
SolarEdge Technologies Ltd. (a)	1	71
SolarWinds Corporation (a)	5	58
SPS Commerce, Inc. (a)	1	203
Super Micro Computer, Inc. (a)	2	2,333
Synaptics Incorporated (a)	2	243
Synchronoss Technologies, Inc. (a)	—	4
Synopsys, Inc. (a)	2	1,343
TD SYNNEX Corporation	6	643
TE Connectivity Ltd. (c)	7	1,053
Teledyne Technologies Incorporated (a)	1	612
Telos Corporation (a)	5	22
Teradata Corporation (a)	4	168
Teradyne, Inc.	5	519
Texas Instruments Incorporated	22	3,908
The Hackett Group, Inc.	3	79
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	7	469
TTM Technologies, Inc. (a)	9	147
Twilio Inc. - Class A (a)	6	349
Tyler Technologies, Inc. (a)	1	387
Uipath, Inc. - Class A (a)	8	187
Ultra Clean Holdings, Inc. (a)	3	137
Unisys Corporation (a)	4	19
Unity Software Inc. (a) (b)	7	183
Universal Display Corporation	2	397
Upland Software, Inc. (a)	4	11
Varonis Systems, Inc. (a)	2	78
Veeco Instruments Inc. (a)	5	183
Verint Systems Inc. (a)	5	167
VeriSign, Inc. (a)	3	551
Vertex, Inc. - Class A (a)	2	62
ViaSat, Inc. (a)	5	89
Viavi Solutions Inc. (a)	17	152
Vishay Intertechnology, Inc.	11	251
Vishay Precision Group, Inc. (a)	1	25
Vontier Corporation	10	446
Western Digital Corporation (a)	13	915
Wolfspeed, Inc. (a)	3	80
Workday, Inc. - Class A (a)	2	452
Xerox Holdings Corporation	13	227
Xperi Inc. (a)	6	70
Yext, Inc. (a)	10	58
Zebra Technologies Corporation - Class A (a)	2	474
Zoom Video Communications, Inc. - Class A (a)	2	146
Zscaler, Inc. (a)	1	247
		344,041
Financials 14.9%
1st Security Bank of Washington	1	18
1st Source Corporation	3	169
Acacia Research Corporation (a)	2	9
ACNB Corporation	1	32
Affiliated Managers Group, Inc.	3	509
Affirm Holdings, Inc. - Class A (a)	5	199
AFLAC Incorporated	15	1,266
Ally Financial Inc.	24	957
Amalgamated Financial Corp.	2	53
A-Mark Precious Metals, Inc.	1	24
Ambac Financial Group, Inc. (a)	4	64
Amerant Bancorp Inc. - Class A	2	38
American Equity Investment Life Holding Company (a)	9	481
American Express Company	17	3,879
American Financial Group, Inc.	5	713
American International Group, Inc.	23	1,766
American National Bankshares Inc.	1	30
Ameriprise Financial, Inc.	4	1,921
Ameris Bancorp	5	230
Amerisafe, Inc.	2	105
AON Public Limited Company - Class A	4	1,315
Arch Capital Group Ltd. (a)	13	1,176
Ares Management Corporation - Class A	3	362
Arrow Financial Corporation	2	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Arthur J. Gallagher & Co.	4	917
Artisan Partners Asset Management Inc. - Class A	4	169
Assetmark Financial, Inc. (a)	1	37
Associated Banc-Corp	14	301
Assurant, Inc.	3	609
Assured Guaranty Ltd.	4	386
Atlantic Union Bank	7	234
Atlanticus Holdings Corporation (a)	1	29
Avidxchange Holdings, Inc. (a)	5	66
AXIS Capital Holdings Limited	6	358
Axos Financial, Inc. (a)	5	276
B. Riley & Co., LLC (b)	2	32
Banc of California, Inc.	10	159
BancFirst Corporation	3	255
Bank of America Corporation	156	5,919
Bank of Hawaii Corporation	3	193
Bank of Marin Bancorp	2	29
Bank of N.T. Butterfield & Son Limited (The)	6	178
Bank OZK	9	430
BankFinancial Corporation	2	22
BankUnited, Inc.	5	147
Banner Corporation	3	135
Bar Harbor Bankshares	1	35
Baycom Corp	1	19
BCB Bancorp, Inc.	1	14
Berkshire Hathaway Inc. - Class B (a)	37	15,555
Berkshire Hills Bancorp, Inc.	6	148
BGC Group, Inc. - Class A	27	214
BlackRock, Inc.	2	1,940
Blackstone Inc. - Class A	5	711
Block, Inc. - Class A (a)	7	585
Blue Foundry Bancorp (a)	2	14
BM Technologies, Inc. - Class A (a)	1	1
BOK Financial Corporation	4	406
Bread Financial Payments, Inc.	5	175
Bridgewater Bancshares, Inc. (a) (c)	1	12
Brighthouse Financial, Inc. (a)	7	377
Brightsphere Investment Group Inc.	2	49
Brookline Bancorp, Inc.	8	83
Brown & Brown, Inc.	11	952
Business First Bancshares, Inc.	1	31
Byline Bancorp, Inc.	3	75
C&F Financial Corporation	—	2
Cadence Bank	15	449
Cambridge Bancorp	—	12
Camden National Corporation	2	64
Cannae Holdings, Inc. (a)	4	89
Cantaloupe, Inc. (a)	2	16
Capital Bancorp, Inc.	—	9
Capital City Bank Group, Inc.	1	28
Capital One Financial Corporation	10	1,439
Capitol Federal Financial	13	80
Capstar Financial Holdings, Inc.	1	16
Carter Bankshares, Inc. (a)	2	31
Cass Information Systems, Inc.	1	60
Cathay General Bancorp	7	254
Cboe Global Markets, Inc.	3	580
Central Pacific Financial Corp.	4	73
Central Valley Community Bancorp	—	4
Chubb Limited	9	2,329
Cincinnati Financial Corporation	6	764
Citigroup Inc.	43	2,706
Citizens & Northern Corporation	1	14
Citizens Financial Group, Inc.	17	600
Citizens, Inc. - Class A (a) (b)	4	8
City Holding Company	1	137
Civista Bancshares, Inc.	2	34
CME Group Inc. - Class A	6	1,274
CNA Financial Corporation	—	21
CNB Financial Corporation	1	27
Coastal Financial Corporation (a)	—	10
Codorus Valley Bancorp, Inc.	—	7
Cohen & Steers, Inc.	3	238
Coinbase Global, Inc. - Class A (a)	2	427
Columbia Financial, Inc. (a)	6	96
Comerica Incorporated	9	519
Commerce Bancshares, Inc.	9	470
Community Bank System, Inc.	4	175
Community Trust Bancorp, Inc.	2	88
ConnectOne Bancorp, Inc.	6	107
Consumer Portfolio Services, Inc. (a)	2	16
Corebridge Financial, Inc.	2	69
Corpay Inc (a)	4	1,135
Crawford & Company - Class A	2	17
Crawford & Company - Class B	1	13
Credit Acceptance Corporation (a)	1	495
Crossfirst Bankshares, Inc. (a)	2	30
Cullen/Frost Bankers, Inc.	4	441
Customers Bancorp, Inc. (a)	3	175
CVB Financial Corp.	11	201
Diamond Hill Investment Group, Inc. - Class A	—	74
Dime Community Bancshares, Inc.	4	85
Discover Financial Services	18	2,363
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	3	200
Eagle Bancorp, Inc.	4	84
East West Bancorp, Inc.	11	896
Eastern Bankshares, Inc.	2	34
eHealth, Inc. (a)	2	9
Employers Holdings, Inc.	4	166
Encore Capital Group, Inc. (a)	4	186
Enova International, Inc. (a)	3	204
Enstar Group Limited (a)	1	394
Enterprise Bancorp, Inc.	1	18
Enterprise Financial Services Corp.	3	119
Equitable Holdings, Inc.	18	677
Equity Bancshares, Inc. - Class A	1	37
Erie Indemnity Company - Class A	1	271
Esquire Financial Holdings, Inc.	—	14
ESSA Bancorp, Inc.	1	18
Essent Group Ltd.	8	500
Euronet Worldwide, Inc. (a)	2	243
Evercore Inc. - Class A	3	528
Everest Re Group, Ltd.	2	598
EVERTEC, Inc.	4	174
EZCORP, Inc. - Class A (a) (b)	7	83
F&G Annuities & Life, Inc.	2	64
F.N.B. Corporation	30	427
FactSet Research Systems Inc.	1	460
Farmers National Banc Corp.	1	11
FB Financial Corporation	5	170
Federal Agricultural Mortgage Corporation - Class C	1	177
Federated Hermes, Inc. - Class B	5	175
Fidelity National Financial, Inc. - Class A	13	665
Fidelity National Information Services, Inc.	15	1,101
Fifth Third Bancorp	28	1,056
Financial Institutions, Inc.	2	36
First American Financial Corporation	8	469
First Bancorp	4	128
First Bancorp.	15	269
First Bancshares Inc.	1	20
First Bank of New Jersey	1	16
First Busey Corporation	4	94
First Business Financial Services, Inc.	1	35
First Citizens BancShares, Inc. - Class A	1	1,028
First Commonwealth Financial Corporation	8	118
First Community Bancshares, Inc.	2	60
First Financial Bancorp.	7	160
First Financial Bankshares, Inc.	6	213
First Financial Corporation	1	37
First Financial Northwest, Inc.	1	21
First Foundation Inc.	4	31
First Hawaiian, Inc.	9	187
First Horizon Corporation	33	504
First Internet Bancorp	1	29
First Interstate BancSystem, Inc. - Class A	8	217
First Merchants Corporation	5	182
First Mid Bancshares, Inc.	2	54
First Western Financial, Inc. (a)	1	8
FirstCash, Inc.	3	447

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Fiserv, Inc. (a)	10	1,663
Flushing Financial Corporation	3	44
Flywire Corporation (a)	—	10
Franklin Resources, Inc.	20	560
Fulton Financial Corporation	15	245
FVCBankcorp, Inc. (a)	2	19
Genworth Financial, Inc. - Class A (a)	33	211
German American Bancorp, Inc.	3	95
Glacier Bancorp, Inc.	6	255
Global Payments Inc.	9	1,240
Globe Life Inc.	6	714
Goosehead Insurance, Inc. - Class A (a)	1	94
Great Southern Bancorp, Inc.	2	100
Green Dot Corporation - Class A (a)	3	32
Greenlight Capital Re, Ltd. - Class A (a)	3	40
Guaranty Bancshares, Inc.	—	13
Hamilton Lane Incorporated - Class A	1	166
Hancock Whitney Corporation	6	261
Hanmi Financial Corporation	3	55
Hanover Insurance Group Inc, The	3	379
HarborOne Bancorp, Inc.	8	82
HBT Financial, Inc.	1	13
HCI Group, Inc.	2	176
Heartland Financial USA, Inc.	4	154
Hennessy Advisors, Inc.	—	3
Heritage Commerce Corp	5	39
Heritage Financial Corporation	4	81
Heritage Insurance Holdings, Inc. (a)	3	28
Hilltop Holdings Inc.	7	223
Home BancShares, Inc.	11	282
HomeStreet, Inc.	3	43
Hometrust Bancshares, Inc.	1	39
Hope Bancorp, Inc.	13	145
Horace Mann Educators Corporation	4	139
Horizon Bancorp, Inc.	5	58
Houlihan Lokey, Inc. - Class A	4	458
Huntington Bancshares Incorporated	49	682
I3 Verticals, Inc. - Class A (a)	2	38
Independence Holdings, LLC	10	509
Independent Bank Corp.	3	172
Independent Bank Corporation	3	64
Independent Bank Group, Inc.	4	191
Interactive Brokers Group, Inc. - Class A	2	175
Intercontinental Exchange, Inc.	9	1,301
International Bancshares Corporation	6	335
International Money Express Inc. (a)	4	87
Invesco Ltd.	25	416
Investors Title Company	—	16
Jack Henry & Associates, Inc.	3	503
James River Group, Inc.	2	15
Janus Henderson Group PLC	14	476
Jefferies Financial Group Inc.	14	635
JPMorgan Chase & Co.	83	16,698
K.K.R. Co., Inc. - Class A	10	1,018
Kearny Financial Corp	11	71
KeyCorp	30	468
Kinsale Capital Group, Inc.	1	667
Lakeland Bancorp, Inc.	7	89
Lakeland Financial Corporation	2	117
Lazard, Inc.	7	298
LendingClub Corporation (a)	15	128
LendingTree, Inc. (a)	—	19
Lincoln National Corporation	7	225
Live Oak Bancshares, Inc.	4	179
Loews Corporation	8	661
LPL Financial Holdings Inc.	3	906
M&T Bank Corporation	6	872
Macatawa Bank Corporation	1	6
Maiden Holdings, Ltd. (a)	9	21
Markel Group Inc. (a)	1	802
MarketAxess Holdings Inc.	1	242
Marqeta, Inc. - Class A (a)	7	39
Marsh & Mclennan Companies, Inc.	13	2,603
MasterCard Incorporated - Class A	22	10,832
MBIA Inc. (a)	1	4
Mercantile Bank Corporation	2	78
Merchants Bancorp, Inc.	1	33
Mercury General Corporation	5	246
MetLife, Inc.	19	1,377
Metrocity Bankshares, Inc.	1	22
Metropolitan Bank Holding Corp. (a)	1	51
MGIC Investment Corporation	21	461
Mid Penn Bancorp, Inc.	1	11
Midland States Bancorp, Inc.	2	39
MidWestOne Financial Group, Inc.	1	18
Moelis & Company - Class A	2	106
Moody's Corporation	4	1,454
Morgan Stanley	29	2,689
Morningstar, Inc.	2	767
Mr. Cooper Group Inc. (a)	5	405
MSCI Inc. - Class A	2	942
MVB Financial Corp.	1	13
Nasdaq, Inc.	16	1,027
National Bank Holdings Corporation - Class A	3	110
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	184
Navient Corporation	12	210
NBT Bancorp Inc.	5	166
NCR Atleos Corporation (a)	5	99
Nelnet, Inc. - Class A	3	249
New York Community Bancorp, Inc. - Series A	41	131
NI Holdings Inc. (a)	1	14
Nicolet Bankshares, Inc.	—	24
NMI Holdings, Inc. - Class A (a)	7	230
Northeast Bank	—	28
Northern Trust Corporation	7	603
Northfield Bancorp Inc.	5	51
Northrim Bancorp, Inc.	—	20
Northwest Bancshares, Inc.	12	141
Norwood Financial Corp.	—	9
OceanFirst Financial Corp.	7	116
Ocwen Financial Corporation (a)	—	6
OFG Bancorp	6	229
Old National Bancorp	25	442
Old Republic International Corporation	19	580
Old Second Bancorp, Inc.	1	10
Open Lending Corporation - Class A (a)	3	19
Oppenheimer Holdings Inc. - Class A	1	44
Origin Bancorp, Inc.	1	26
Orrstown Financial Services, Inc.	1	18
Oscar Health, Inc. - Class A (a)	8	125
P.C.B. Bancorp, Inc.	1	9
Pacific Premier Bancorp, Inc.	9	208
Palomar Holdings, Inc. (a)	1	67
Park National Corporation	1	192
Parke Bancorp, Inc.	1	12
Pathward Financial, Inc.	3	173
Payoneer Global Inc. (a)	22	107
PayPal Holdings, Inc. (a)	19	1,285
Peapack-Gladstone Financial Corporation	2	55
Penns Woods Bancorp, Inc.	—	7
PennyMac Financial Services, Inc.	1	95
Peoples Bancorp Inc.	2	62
Peoples Financial Services Corp.	—	9
Pinnacle Financial Partners, Inc.	5	408
Pioneer Bancorp, Inc. (a)	1	11
Piper Sandler Companies	1	262
PJT Partners Inc. - Class A	1	100
Popular, Inc.	6	555
PRA Group, Inc. (a)	4	117
Preferred Bank	2	123
Premier Financial Corporation	3	70
Primerica, Inc.	3	851
Primis Financial Corp.	3	38
Principal Financial Group, Inc.	10	859
ProAssurance Corporation	6	78
PROG Holdings, Inc.	6	198
Prosperity Bancshares, Inc.	7	448
Provident Bancorp Inc. (a)	1	11
Provident Financial Holdings, Inc.	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Provident Financial Services, Inc.	7	99
Prudential Financial, Inc.	15	1,771
QCR Holdings, Inc.	1	59
Radian Group Inc.	15	486
Raymond James Financial, Inc.	8	1,072
Red River Bancshares, Inc.	—	9
Regional Management Corp.	2	43
Regions Financial Corporation	31	659
Reinsurance Group of America, Incorporated	4	755
RenaissanceRe Holdings Ltd	3	601
Renasant Corporation	5	168
Repay Holdings Corporation - Class A (a)	2	20
Republic Bancorp, Inc. - Class A	2	92
RLI Corp.	3	373
Robinhood Markets, Inc. - Class A (a)	12	247
Rocket Companies, Inc. - Class A (a) (b)	13	185
S & T Bancorp, Inc.	4	124
S&P Global Inc.	5	2,144
Safety Insurance Group, Inc.	2	134
Sandy Spring Bancorp, Inc.	5	108
Seacoast Banking Corporation of Florida	4	96
SEI Investments Company	9	638
Selective Insurance Group, Inc.	4	489
ServisFirst Bancshares, Inc.	4	262
Shift4 Payments, LLC - Class A (a) (b)	1	75
Shore Bancshares, Inc.	1	17
Sierra BanCorp	1	30
Simmons First National Corporation - Class A	9	171
SiriusPoint Ltd. (a)	12	146
SLM Corporation	17	372
Smartfinancial, Inc.	1	19
SoFi Technologies, Inc. (a) (b)	14	104
South Plains Financial, Inc.	1	21
Southern First Bancshares, Inc. (a)	1	38
Southern Missouri Bancorp, Inc.	1	25
Southside Bancshares, Inc.	4	114
Southstate Corporation	5	466
State Street Corporation	10	796
Stellar Bancorp, Inc.	4	89
Sterling Bancorp, Inc. (a)	3	13
Stewart Information Services Corporation	3	164
Stifel Financial Corp.	7	522
Stock Yards Bancorp, Inc.	2	94
StoneX Group Inc. (a)	3	194
Summit Financial Group, Inc.	1	23
Synchrony Financial	18	764
Synovus Financial Corp.	10	416
T. Rowe Price Group, Inc.	9	1,060
Territorial Bancorp Inc.	1	9
Texas Capital Bancshares, Inc. (a)	5	303
TFS Financial Corporation	11	133
The Allstate Corporation	9	1,510
The Bancorp, Inc. (a)	5	174
The Bank of New York Mellon Corporation	19	1,101
The Carlyle Group, Inc.	13	608
The Charles Schwab Corporation	34	2,439
The First Bancorp, Inc.	1	28
The First of Long Island Corporation	2	26
The Goldman Sachs Group, Inc.	7	3,014
The Hartford Financial Services Group, Inc.	19	1,986
The Hingham Institute for Savings	—	73
The PNC Financial Services Group, Inc.	10	1,544
The Progressive Corporation	9	1,776
The Travelers Companies, Inc.	13	2,935
The Western Union Company	27	375
Tiptree Inc.	3	51
Toast, Inc. - Class A (a)	8	209
Tompkins Financial Corporation	2	79
TowneBank	7	187
Tradeweb Markets Inc. - Class A	4	383
TriCo Bancshares	4	130
Triumph Financial, Inc. (a)	2	174
Truist Financial Corporation	27	1,070
Trupanion, Inc. (a) (b)	1	28
Trustco Bank Corp N Y	2	63
Trustmark Corporation	6	157
U.S. Bancorp	36	1,623
UMB Financial Corporation	4	365
United Bankshares, Inc.	12	427
United Community Banks, Inc.	8	208
United Fire Group, Inc.	3	65
Unity Bancorp, Inc.	—	11
Universal Insurance Holdings, Inc.	6	122
Univest Financial Corporation	3	63
Unum Group	12	645
UWM Holdings Corporation - Class A	2	11
Valley National Bancorp	32	253
Velocity Financial Inc. (a)	1	16
Veritex Holdings, Inc.	4	77
Victory Capital Holdings, Inc. - Class A	3	112
Virtu Financial, Inc. - Class A	9	175
Virtus Investment Partners, Inc.	1	199
Visa Inc. - Class A	37	10,336
Voya Financial, Inc.	7	520
W. R. Berkley Corporation	10	843
WAFD, Inc.	7	212
Walker & Dunlop, Inc.	3	334
Washington Trust Bancorp, Inc.	2	55
Waterstone Financial, Inc.	3	40
Webster Financial Corporation	12	606
Wells Fargo & Company	79	4,601
WesBanco, Inc.	6	171
West Bancorporation, Inc.	2	32
Westamerica Bancorporation	3	137
Western Alliance Bancorporation	7	461
Westwood Holdings Group, Inc.	1	10
Wex, Inc. (a)	3	636
White Mountains Insurance Group Ltd	—	348
Willis Towers Watson Public Limited Company	3	882
Wintrust Financial Corporation	4	425
WisdomTree, Inc.	17	159
World Acceptance Corporation (a)	1	131
WSFS Financial Corporation	6	276
Zions Bancorporation, National Association	10	429
Zurich American Corporation	5	336
		214,225
Industrials 13.1%
3M Company	11	1,137
A. O. Smith Corporation	8	684
AAON, Inc.	4	395
AAR Corp. (a)	3	209
ABM Industries Incorporated	5	208
ACCO Brands Corporation	11	65
Acuity Brands, Inc.	2	546
ACV Auctions Inc. - Class A (a)	9	177
Advanced Drainage Systems, Inc.	5	938
AECOM	5	533
AeroVironment, Inc. (a)	1	212
AGCO Corporation	6	786
Air Lease Corporation - Class A	10	524
Air Transport Services Group, Inc. (a)	7	96
Alamo Group Inc.	1	185
Alaska Air Group, Inc. (a)	9	374
Albany International Corp. - Class A	2	191
Alight, Inc. - Class A (a)	12	120
Allegiant Travel Company	1	43
Allegion Public Limited Company	5	642
Allient Inc.	2	67
Allison Systems, Inc.	8	634
Alta Equipment Group Inc. - Class A	2	27
Ameresco, Inc. - Class A (a)	1	28
American Airlines, Inc. (a)	23	357
American Woodmark Corporation (a)	1	122
AMETEK, Inc.	7	1,352
APi Group Corp (a)	14	551
Apogee Enterprises, Inc.	4	207
Applied Industrial Technologies, Inc.	3	571
Arcbest Corporation	2	273
Arcosa, Inc.	4	328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Argan, Inc.	2	83
Armstrong World Industries, Inc.	3	402
Array Tech, Inc. (a)	3	46
ASGN Incorporated (a)	4	414
Astec Industries, Inc.	2	73
Astronics Corporation (a)	2	42
Astronics Corporation - Class B (a)	1	27
Atkore Inc.	4	833
Automatic Data Processing, Inc.	11	2,791
Avis Budget Group, Inc.	2	273
Axon Enterprise, Inc. (a)	1	436
AZZ Inc.	3	201
Barnes Group Inc.	5	170
Barrett Business Services, Inc.	1	148
Beacon Roofing Supply, Inc. (a)	7	709
BlueLinx Holdings Inc. (a)	1	150
Boeing Company, The (a)	12	2,233
Boise Cascade Company	5	695
Booz Allen Hamilton Holding Corporation - Class A	5	784
Bowman Consulting Group Ltd. (a)	1	46
Brady Corporation - Class A	4	244
BrightView Holdings, Inc. (a)	7	82
Broadridge Financial Solutions, Inc.	4	873
Builders FirstSource, Inc. (a)	10	2,130
BWXT Government Group, Inc.	6	573
C.H. Robinson Worldwide, Inc.	6	471
Caci International Inc. - Class A (a)	2	595
Cadeler A/S - ADR (a)	1	15
Carlisle Companies Incorporated	3	993
Carrier Global Corporation	22	1,261
Casella Waste Systems, Inc. - Class A (a)	3	287
Caterpillar Inc.	17	6,126
CBIZ, Inc. (a)	4	315
CECO Environmental Corp. (a)	3	73
Cimpress Public Limited Company (a)	2	158
Cintas Corporation	2	1,614
Civeo Corporation	1	18
Clarivate PLC (a) (b)	24	178
Clean Harbors, Inc. (a)	5	1,040
Columbus McKinnon Corporation	2	107
Comfort Systems USA, Inc.	2	712
Commercial Vehicle Group, Inc. (a)	5	29
Concentrix Corporation	4	287
Concrete Pumping Holdings, Inc. (a)	1	10
Conduent Incorporated (a)	15	49
Construction Partners, Inc. - Class A (a)	3	194
Copa Holdings, S.A. - Class A	3	265
Copart, Inc. (a)	13	748
Core & Main, Inc. - Class A (a)	8	472
Costamare Inc.	8	91
Covenant Logistics Group, Inc. - Class A	2	104
CRA International, Inc.	1	160
Crane Company	5	623
CSG Systems International, Inc.	3	174
CSW Industrials, Inc.	2	359
CSX Corporation	54	1,988
Cummins Inc.	6	1,739
Curtiss-Wright Corporation	2	631
Daseke Companies, Inc. (a)	3	24
Dayforce, Inc. (a)	4	293
Deere & Company	11	4,386
Delta Air Lines, Inc.	37	1,769
Deluxe Corporation	5	96
Distribution Solutions Group, Inc. (a)	1	35
DNOW Inc. (a)	13	201
Donaldson Company, Inc.	7	514
Douglas Dynamics, Inc.	3	68
Dover Corporation	5	910
Driven Brands Holdings Inc. (a)	2	38
Ducommun Incorporated (a)	1	66
Dun & Bradstreet Holdings, Inc.	13	129
DXP Enterprises, Inc. (a)	2	96
Dycom Industries, Inc. (a)	2	328
Eagle Bulk Shipping Inc. (b)	—	21
Eaton Corporation Public Limited Company	7	2,098
EMCOR Group, Inc.	3	1,044
Emerson Electric Co.	9	1,051
Encore Wire Corporation	1	317
Energy Recovery, Inc. (a)	4	67
Enerpac Tool Group Corp. - Class A	5	173
EnerSys	3	306
Ennis, Inc.	3	66
Enpro Inc.	2	361
Enviri Corporation (a)	8	71
Equifax Inc.	3	825
ESAB Corporation	3	368
ESCO Technologies Inc.	2	208
ExlService Holdings, Inc. (a)	8	270
Expeditors International of Washington, Inc. - Class A	7	792
Exponent, Inc.	3	211
Fastenal Company	20	1,569
Federal Signal Corporation	4	315
FedEx Corporation	8	2,269
Ferguson Holdings Limited	6	1,356
First Advantage Corporation	4	62
Flowserve Corporation	9	407
Fluor Corporation (a)	8	327
Forrester Research, Inc. (a)	2	36
Fortive Corporation	11	920
Fortune Brands Innovations, Inc.	8	683
Forward Air Corporation	2	74
Franklin Covey Co. (a)	1	43
Franklin Electric Co., Inc.	4	380
FTI Consulting, Inc. (a)	2	478
FuelCell Energy, Inc. (a) (b)	13	15
Gates Industrial Corporation PLC (a)	5	92
GATX Corporation	3	380
Genco Shipping & Trading Limited	1	15
Gencor Industries, Inc. (a)	1	9
Generac Holdings Inc. (a)	2	222
General Dynamics Corporation	5	1,492
General Electric Company	17	2,946
Genpact Limited	12	389
Gibraltar Industries, Inc. (a)	2	197
Global Industrial Company	3	143
GMS Inc. (a)	2	236
Graco Inc.	4	419
GrafTech International Ltd.	12	17
Graham Corporation (a)	—	11
Granite Construction Incorporated	5	299
Great Lakes Dredge & Dock Corporation (a)	7	64
Griffon Corporation	3	227
GXO Logistics Inc. (a)	8	453
H&E Equipment Services, Inc.	3	224
Hawaiian Holdings, Inc. (a)	5	70
Hayward Holdings, Inc. (a)	3	48
Healthcare Services Group, Inc. (a)	5	63
Heartland Express, Inc.	9	112
HEICO Corporation	2	302
HEICO Corporation - Class A	2	292
Heidrick & Struggles International, Inc.	2	73
Helios Technologies, Inc.	2	97
Herc Holdings Inc.	3	496
Hertz Global Holdings, Inc. (a)	22	174
Hexcel Corporation	4	311
Hillenbrand, Inc.	5	274
HNI Corporation	4	202
Honeywell International Inc.	16	3,368
Howmet Aerospace Inc.	10	715
Hub Group, Inc. - Class A	6	266
Hubbell Incorporated	2	640
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	8	91
Huntington Ingalls Industries, Inc.	3	816
Hurco Companies, Inc.	—	6
Huron Consulting Group Inc. (a)	2	169
Hyster-Yale Materials Handling, Inc. - Class A	1	72
IBEX Limited (a)	1	13
ICF International, Inc.	2	253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
IDEX Corporation	2	531
IES Holdings, Inc. (a)	2	252
Illinois Tool Works Inc.	8	2,191
Ingersoll Rand Inc.	13	1,268
Insperity, Inc.	1	162
Insteel Industries, Inc.	2	80
Interface, Inc. - Class A	8	140
ITT Inc.	6	754
J.B. Hunt Transport Services, Inc.	6	1,175
Jacobs Solutions Inc.	4	667
JELD-WEN Holding, Inc. (a)	9	181
JetBlue Airways Corporation (a)	28	204
John Bean Technologies Corporation	2	246
Johnson Controls International Public Limited Company	12	779
Kadant Inc.	1	224
Kaman Corporation	3	129
KBR, Inc.	9	546
Kelly Services, Inc. - Class A	4	89
Kennametal Inc.	8	201
Kforce Inc.	3	189
Kirby Corporation (a)	5	438
Knight-Swift Transportation Holdings Inc. - Class A	10	541
Korn Ferry	5	343
Kratos Defense & Security Solutions, Inc. (a)	8	138
L. B. Foster Company (a)	1	27
L3Harris Technologies, Inc.	6	1,202
Landstar System, Inc.	2	406
Leidos Holdings, Inc.	6	761
Lennox International Inc.	2	1,132
Lincoln Electric Holdings, Inc.	3	720
Lindsay Corporation	1	92
Liquidity Services, Inc. (a)	4	75
Lockheed Martin Corporation	8	3,507
LSI Industries Inc.	1	18
Luxfer Holdings PLC	2	16
ManpowerGroup Inc.	4	284
Marten Transport, Ltd.	7	124
Masco Corporation	6	465
Masonite International Corporation (a)	1	162
MasTec, Inc. (a)	5	497
Masterbrand, Inc. (a)	11	214
Matrix Service Company (a)	3	42
Matson Intermodal - Paragon, Inc.	4	413
Matthews International Corporation - Class A	3	106
Maximus, Inc.	4	354
Mayville Engineering Company, Inc. (a)	1	13
McGrath RentCorp	2	261
MDU Resources Group, Inc.	16	396
Mercury Systems, Inc. (a)	3	90
Miller Industries, Inc.	1	64
Millerknoll, Inc.	8	201
Mine Safety Appliances Company, LLC	2	384
Mistras Group, Inc. (a)	3	24
Monocle Acquisition Corporation (a)	2	17
Montrose Environmental Group, Inc. (a)	2	60
Moog Inc. - Class A	2	368
MRC Global Inc. (a)	10	120
MSC Industrial Direct Co., Inc. - Class A	4	391
Mueller Industries, Inc.	9	466
Mueller Water Products, Inc. - Class A	10	166
MYR Group Inc. (a)	2	279
N L Industries, Inc.	1	7
National Presto Industries, Inc.	1	52
Nextracker LLC - Class A (a)	3	187
NN, Inc. (a)	3	14
Nordson Corporation	1	405
Norfolk Southern Corporation	5	1,328
Northrop Grumman Corporation	3	1,212
Northwest Pipe Company (a)	1	35
NV5 Global, Inc. (a)	1	134
Nvent Electric Public Limited Company	11	806
Old Dominion Freight Line, Inc.	5	1,086
Omega Flex, Inc.	—	7
Openlane, Inc. (a)	12	205
Orion Group Holdings, Inc. (a)	2	13
Oshkosh Corporation	5	568
Otis Worldwide Corporation	10	1,038
Owens Corning	7	1,231
P.A.M. Transportation Services, Inc. (a)	1	19
PACCAR Inc	15	1,835
Pangaea Logistics Solutions Ltd.	3	24
Park Aerospace Technologies Corp.	2	36
Parker-Hannifin Corporation	3	1,534
Park-Ohio Holdings Corp.	1	34
Parsons Corporation (a)	6	482
Paychex, Inc.	8	1,030
Paycom Software, Inc.	2	341
Paycor HCM, Inc. (a)	2	42
Paylocity Holding Corporation (a)	1	162
Pentair Public Limited Company	10	885
Pitney Bowes Inc.	16	67
Plug Power Inc. (a) (b)	24	81
Powell Industries, Inc.	1	151
Preformed Line Products Company	—	24
Primoris Services Corporation	6	241
Proto Labs, Inc. (a)	2	63
Quad/Graphics, Inc. - Class A	4	24
Quanex Building Products Corporation	4	138
Quanta Services, Inc.	5	1,332
Radiant Logistics, Inc. (a)	3	18
RBC Bearings Incorporated (a)	1	388
Regal Rexnord Corporation	4	642
Republic Services, Inc.	7	1,356
Resideo Technologies, Inc. (a)	13	293
Resources Connection, Inc.	4	58
REV Group, Inc.	7	144
Robert Half Inc.	8	650
Rockwell Automation, Inc.	4	1,076
Rollins, Inc.	11	505
RTX Corporation	28	2,693
Rush Enterprises, Inc. - Class A	5	271
Rush Enterprises, Inc. - Class B	1	36
RXO Inc (a)	7	145
Ryder System, Inc.	5	588
Saia, Inc. (a)	1	716
Schneider National, Inc. - Class B	3	78
Science Applications International Corporation	4	513
Sensata Technologies Holding PLC	12	439
Shoals Technologies Group, Inc. - Class A (a)	2	26
Shyft Group, Inc.	3	35
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	3	628
SiteOne Landscape Supply, Inc. (a)	2	434
SkyWest, Inc. (a)	5	341
Snap-on Incorporated	2	633
Southwest Airlines Co.	20	575
SP Plus Corporation (a)	2	109
Spirit Airlines, Inc. (b)	9	44
SPX Technologies, Inc. (a)	3	340
SS&C Technologies Holdings, Inc.	10	615
Standex International Corporation	1	187
Stanley Black & Decker, Inc.	6	618
Steelcase Inc. - Class A	9	121
Stericycle, Inc. (a)	6	328
Sterling Check Corp. (a)	1	18
Sterling Infrastructure, Inc. (a)	3	300
Stratasys, Inc. (a)	5	60
Sunrun Inc. (a) (b)	15	197
Symbotic Inc. - Class A (a) (b)	1	42
Taskus, Inc. - Class A (a)	—	6
Tecnoglass Inc.	3	177
Tennant Company	2	201
Terex Corporation	5	337
Tetra Tech, Inc.	3	562
Textron Inc.	8	771
The AZEK Company Inc. - Class A (a)	9	434
The Brink's Company	3	259
The Gorman- Rupp Company	2	96
The Greenbrier Companies, Inc.	3	151

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Manitowoc Company, Inc. (a)	4	51
The Middleby Corporation (a)	3	530
The Timken Company	5	403
Thermon Group Holdings, Inc. (a)	3	88
Titan International, Inc. (a)	6	76
Titan Machinery Inc. (a)	1	32
Toro Company, The	5	454
Trane Technologies Public Limited Company	5	1,542
Transcat, Inc. (a)	—	51
TransDigm Group Incorporated	1	1,363
TransUnion	8	608
Trex Company, Inc. (a)	7	670
Trinet Group, Inc.	2	246
Trinity Industries, Inc.	9	238
Triumph Group, Inc. (a)	5	70
TrueBlue, Inc. (a)	6	73
TTEC Holdings, Inc.	5	47
Tutor Perini Corporation (a)	8	112
Twin Disc, Incorporated	1	20
Uber Technologies, Inc. (a)	18	1,365
UFP Industries, Inc.	5	599
U-Haul Holding Company (a)	1	76
U-Haul Holding Company - Series N	8	560
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	171
Union Pacific Corporation	21	5,112
United Airlines Holdings, Inc. (a)	15	729
United Parcel Service, Inc. - Class B	26	3,931
United Rentals, Inc.	4	2,555
Universal Logistics Holdings, Inc.	2	84
V2X, Inc. (a)	1	59
Valmont Industries, Inc.	1	314
Veralto Corporation	4	348
Verisk Analytics, Inc.	5	1,223
Vertiv Holdings Co - Class A	6	525
Vestis Corporation	8	149
Viad Corp (a)	2	85
Vicor Corporation (a)	1	54
Vm Consolidated, Inc. - Class A (a)	10	245
VSE Corporation	1	96
W.W. Grainger, Inc.	2	1,862
Wabash National Corporation	7	221
Waste Management, Inc.	14	3,021
Watsco, Inc.	1	489
Watts Water Technologies, Inc. - Class A	2	458
Werner Enterprises, Inc.	6	218
WESCO International, Inc.	4	679
Westinghouse Air Brake Technologies Corporation	6	942
Willdan Group, Inc. (a)	1	28
Willis Lease Finance Corporation (a)	—	12
WillScot Mobile Mini Holdings Corp. - Class A (a)	14	647
Woodward, Inc.	4	550
XPO, Inc. (a)	11	1,323
Xylem Inc.	7	865
		189,604
Consumer Discretionary 11.3%
1-800-Flowers.com, Inc. - Class A (a)	4	38
Abercrombie & Fitch Co. - Class A (a)	6	800
Academy Sports & Outdoors, Inc.	6	409
Acushnet Holdings Corp.	5	321
Adient Public Limited Company (a)	6	185
ADT, Inc.	36	243
Adtalem Global Education Inc. (a)	4	219
Advance Auto Parts, Inc.	4	319
Airbnb, Inc. - Class A (a)	5	770
Amazon.com, Inc. (a)	190	34,226
American Axle & Manufacturing Holdings, Inc. (a)	12	92
American Eagle Outfitters, Inc.	17	450
American Outdoor Brands, Inc. (a)	2	14
American Public Education, Inc. (a)	2	27
America's Car Mart, Inc. (a)	1	62
Aptiv PLC (a)	8	622
Aramark Services, Inc.	15	502
ARKO Corp. - Class A	3	17
Asbury Automotive Group, Inc. (a)	2	419
Autoliv, Inc.	8	909
AutoNation, Inc. (a)	5	803
AutoZone, Inc. (a)	—	1,154
Barnes & Noble Education, Inc. (a)	1	1
Bassett Furniture Industries, Incorporated	—	7
Bath & Body Works, Inc.	12	586
Beazer Homes USA, Inc. (a)	7	222
Best Buy Co., Inc.	13	1,065
Beyond, Inc. (a)	2	57
Big 5 Sporting Goods Corporation	2	8
Big Lots, Inc. (b)	4	18
Biglari Holdings Inc. - Class A (a)	—	11
Biglari Holdings Inc. - Class B (a)	—	21
BJ's Restaurants, Inc. (a)	2	68
Bloomin' Brands, Inc.	5	142
Booking Holdings Inc.	1	2,608
Boot Barn Holdings, Inc. (a)	2	211
BorgWarner Inc.	16	566
Boyd Gaming Corporation	4	285
Bright Horizons Family Solutions, Inc. (a)	3	296
Brinker International, Inc. (a)	3	134
Brunswick Corporation	7	681
Build-A-Bear Workshop, Inc.	2	62
Burlington Stores, Inc. (a)	2	560
Caesars Entertainment, Inc. (a)	7	307
Caleres, Inc.	5	197
Camping World Holdings, Inc. - Class A	4	103
Capri Holdings Limited (a)	11	487
CarMax, Inc. (a)	6	499
Carnival Corporation (a)	35	575
CarParts.com, Inc. (a)	6	10
Carriage Services, Inc.	2	56
Carrols Holdco Inc.	5	48
Carter's, Inc.	2	207
Carvana Co. - Class A (a)	2	206
Cavco Industries, Inc. (a)	1	265
Century Communities, Inc.	3	328
Chegg, Inc. (a)	4	33
Chewy, Inc. - Class A (a)	3	40
Chipotle Mexican Grill, Inc. (a)	1	1,948
Choice Hotels International, Inc.	2	294
Churchill Downs Incorporated	4	512
Chuy's Holdings, Inc. (a)	2	62
Citi Trends, Inc. (a)	2	50
Columbia Sportswear Company	4	291
Conn's, Inc. (a)	4	15
Container Store Group, Inc. The (a)	3	3
Cooper-Standard Holdings Inc. (a)	3	50
Coursera, Inc. (a)	4	54
Cracker Barrel Old Country Store, Inc. (b)	2	135
Crocs, Inc. (a)	3	395
Culp, Inc. (a)	2	7
D.R. Horton, Inc.	10	1,570
Dana Incorporated	12	151
Darden Restaurants, Inc.	5	895
Dave & Buster's Entertainment, Inc. (a)	4	260
Deckers Outdoor Corporation (a)	1	850
Denny's Corporation (a)	4	36
Designer Brands Inc. - Class A	8	92
Destination XL Group, Inc. (a)	4	16
Dick's Sporting Goods, Inc.	4	983
Dillard's, Inc. - Class A (b)	1	709
Dine Brands Global, Inc.	1	58
DK Crown Holdings Inc. - Class A (a)	9	394
Domino's Pizza, Inc.	1	420
Doordash, Inc. - Class A (a)	5	685
Dorman Products, Inc. (a)	2	220
Dream Finders Homes, Inc. - Class A (a)	2	107
Duluth Holdings Inc. - Class B (a)	3	13
Duolingo, Inc. - Class A (a)	—	96
eBay Inc.	28	1,503
El Pollo Loco Holdings, Inc. (a)	2	17
Escalade, Incorporated	1	12
Ethan Allen Interiors Inc.	3	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
ETSY, Inc. (a)	4	297
Expedia Group, Inc. (a)	3	406
Figs, Inc. - Class A (a)	9	43
First Watch Restaurant Group, Inc. (a)	3	77
Five Below, Inc. (a)	3	572
Flexsteel Industries, Inc.	1	27
Floor & Decor Holdings, Inc. - Class A (a)	6	758
Foot Locker, Inc.	6	159
Ford Motor Company	110	1,465
Fossil Group, Inc. (a)	5	5
Fox Factory Holding Corp. (a)	3	162
Frontdoor, Inc. (a)	6	184
GameStop Corp. - Class A (a)	2	28
Gap, Inc., The	30	824
Garmin Ltd.	6	909
General Motors Company	37	1,673
Genesco Inc. (a)	2	64
Gentex Corporation	15	538
Gentherm Incorporated (a)	3	145
Genuine Parts Company	6	957
G-III Apparel Group, Ltd. (a)	5	158
Gopro Inc. - Class A (a)	8	18
Graham Holdings Co., Ltd. - Class B	—	312
Grand Canyon Education, Inc. (a)	2	220
Green Brick Partners, Inc. (a)	3	158
Group 1 Automotive, Inc.	1	366
Guess ?, Inc. (b)	8	245
H & R Block, Inc.	9	427
Hamilton Beach Brands Holding Company - Class A	1	24
Hanesbrands Inc. (a)	31	177
Harley-Davidson, Inc.	11	460
Hasbro, Inc.	7	378
Haverty Furniture Companies, Inc.	2	53
Helen of Troy Limited (a)	2	214
Hibbett Inc.	2	143
Hilton Grand Vacations Inc. (a)	2	99
Hilton Worldwide Holdings Inc.	5	1,079
Home Depot, Inc. , The	26	10,125
Hooker Furnishings Corporation	1	32
Hovnanian Enterprises, Inc. - Class A (a)	1	83
Hyatt Hotels Corporation - Class A	2	299
Installed Building Products, Inc.	2	550
iRobot Corporation (a) (b)	2	19
Jack in the Box Inc.	1	93
Johnson Outdoors Inc. - Class A	1	44
KB Home	7	508
Kohl's Corporation	10	288
Kontoor Brands, Inc.	3	206
Lakeland Industries, Inc.	—	2
Lands' End, Inc. (a)	1	16
Las Vegas Sands Corp.	8	439
Laureate Education, Inc. - Class A	15	224
La-Z-Boy Incorporated	3	99
LCI Industries	2	288
Lear Corporation	4	583
Leggett & Platt, Incorporated	12	230
Lennar Corporation - Class A	8	1,362
Lennar Corporation - Class B	1	163
Leslie's, Inc. (a)	3	18
Levi Strauss & Co. - Class A	9	185
LGI Homes, Inc. (a)	2	253
Lifetime Brands, Inc.	1	12
Light & Wonder, Inc. (a)	5	503
Lithia Motors, Inc. - Class A	2	679
LKQ Corporation	10	514
LL Flooring, Inc. (a)	1	2
Lowe`s Companies, Inc.	12	3,004
Lucid Group, Inc. (a) (b)	13	36
Lululemon Athletica Canada Inc. (a)	3	1,164
M.D.C. Holdings, Inc.	3	204
M/I Homes, Inc. (a)	2	299
Macy's, Inc.	29	584
Malibu Boats, Inc. - Class A (a)	2	70
Marine Products Corporation	2	20
MarineMax, Inc. (a)	3	94
Marriott International, Inc. - Class A	5	1,245
Marriott Vacations Worldwide Corporation	2	208
MasterCraft Boat Holdings, Inc. (a)	1	19
Mattel, Inc. (a)	23	454
McDonald's Corporation	15	4,120
Meritage Homes Corporation	4	627
MGM Resorts International (a)	9	424
Mister Car Wash, Inc. (a)	14	109
Modine Manufacturing Company (a)	4	423
Mohawk Industries, Inc. (a)	3	349
Monarch Casino & Resort, Inc.	1	52
Monro, Inc.	3	89
Motorcar Parts of America, Inc. (a)	2	16
Movado Group, Inc.	1	31
Murphy USA Inc.	2	638
Nathan's Famous, Inc.	1	42
National Vision Holdings, Inc. (a)	5	107
Newell Brands Inc.	19	156
Nike, Inc. - Class B	28	2,603
Nishka, Inc. - Class A (a)	3	19
Nordstrom, Inc.	7	140
Norwegian Cruise Line Holdings Ltd. (a)	6	129
NVR, Inc. (a)	—	1,539
Ollie's Bargain Outlet Holdings, Inc. (a)	4	292
OneSpaWorld Holdings Limited (a)	7	91
O'Reilly Automotive, Inc. (a)	1	1,368
Oxford Industries, Inc.	1	162
Papa John's International, Inc.	2	141
Patrick Industries, Inc.	2	251
PENN Entertainment, Inc. (a)	6	118
Penske Automotive Group, Inc.	3	523
Perdoceo Education Corporation	9	160
PetMed Express, Inc. (b)	2	11
Phinia Inc.	4	151
Planet Fitness, Inc. - Class A (a)	5	315
Playa Hotels & Resorts N.V. (a)	13	125
Polaris Inc.	5	544
Pool Corporation	1	559
Potbelly Corporation (a)	2	25
PulteGroup, Inc.	16	1,983
Purple Innovation, Inc. (a) (b)	5	8
PVH Corp.	5	673
Quantumscape Battery, Inc. - Class A (a)	3	19
Qurate Retail, Inc. - Series A (a)	37	45
Ralph Lauren Corporation - Class A	4	713
Red Robin Gourmet Burgers, Inc. (a)	1	11
Red Rock Resorts, Inc. - Class A	3	197
Revolve Group Inc. - Class A (a)	1	24
RH (a)	1	294
Rivian Automotive, Inc. - Class A (a) (b)	16	180
Rocky Brands, Inc.	1	16
Ross Stores, Inc.	10	1,494
Royal Caribbean Cruises Ltd. (a)	8	1,127
Sally Beauty Holdings, Inc. (a)	6	72
Service Corporation International	11	813
Shake Shack, Inc. - Class A (a)	3	261
SharkNinja, Inc.	5	286
Shoe Carnival, Inc.	3	127
Signet Jewelers Limited	4	384
Six Flags Operations Inc. (a)	5	143
Skechers U.S.A., Inc. - Class A (a)	9	579
Skyline Champion Corporation (a)	4	347
Sleep Number Corporation (a)	1	23
Smith & Wesson Brands, Inc.	6	111
Sonic Automotive, Inc. - Class A	3	176
Sonos, Inc. (a)	6	108
Sportsman's Warehouse Holdings, Inc. (a)	3	10
Standard Motor Products, Inc.	2	80
Starbucks Corporation	23	2,118
Steven Madden, Ltd.	6	268
Stitch Fix, Inc. - Class A (a)	1	2
Stoneridge, Inc. (a)	3	57
Strategic Education, Inc.	1	143
Strattec Security Corporation (a)	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Stride, Inc. (a)	5	288
Superior Group of Companies, Inc.	1	17
Superior Industries International, Inc. (a)	2	5
Tapestry, Inc.	21	985
Taylor Morrison Home II Corporation - Class A (a)	9	534
Tempur Sealy International, Inc.	7	401
Tesla Inc. (a)	38	6,671
Texas Roadhouse, Inc. - Class A	4	643
The Aaron's Company, Inc.	3	22
The Buckle, Inc.	6	227
The Cato Corporation - Class A	2	13
The Cheesecake Factory Incorporated	6	214
The Children's Place, Inc. (a)	2	25
The Goodyear Tire & Rubber Company (a)	25	340
The Lovesac Company (a)	1	29
The ODP Corporation (a)	4	231
The One Group Hospitality, Inc. (a)	2	8
The Wendy's Company	16	300
Thor Industries, Inc.	4	511
Tile Shop Holdings, Inc. (a)	7	49
Tilly's, Inc. - Class A (a)	1	7
TJX Companies, Inc., The	36	3,615
Toll Brothers, Inc.	8	1,023
TopBuild Corp. (a)	3	1,151
Topgolf Callaway Brands Corp. (a)	14	222
Tractor Supply Company	5	1,205
Travel + Leisure Co.	4	203
TRI Pointe Homes Holdings, Inc. (a)	8	296
Ulta Beauty, Inc. (a)	2	1,140
Under Armour, Inc. - Class A (a)	11	82
Under Armour, Inc. - Class C (a)	14	99
Unifi, Inc. (a)	2	13
United Parks And Resorts Inc. (a)	3	173
Universal Electronics Inc. (a)	1	8
Universal Technical Institute, Inc. (a)	2	26
Upbound Group, Inc.	6	196
Urban Outfitters, Inc. (a)	7	314
V.F. Corporation	17	256
Vail Resorts, Inc.	3	566
Valvoline, Inc. (a)	6	287
Vera Bradley, Inc. (a)	3	21
Victoria's Secret & Co. (a)	5	95
Vista Outdoor Inc. (a)	5	153
Visteon Corporation (a)	1	141
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Vizio Holding Corp. - Class A (a)	7	73
VOXX International Corporation - Class A (a)	2	16
Weyco Group, Inc.	1	30
Whirlpool Corporation	3	372
Williams-Sonoma, Inc.	4	1,392
Wingstop Inc.	1	354
Winmark Corporation	—	90
Winnebago Industries, Inc.	2	161
Wolverine World Wide, Inc.	3	32
Worthington Industries, Inc.	4	243
Wyndham Hotels & Resorts, Inc.	7	535
Wynn Resorts, Limited	3	319
YETI Holdings, Inc. (a)	5	182
Yum! Brands, Inc.	7	927
Zumiez Inc. (a)	2	34
		162,546
Health Care 10.8%
10X Genomics, Inc. - Class A (a)	1	53
Abbott Laboratories	30	3,462
AbbVie Inc.	47	8,563
Acadia Healthcare Company, Inc. (a)	6	452
Accolade, Inc. (a)	8	88
Accuray Incorporated (a)	6	14
Adaptive Biotechnologies Corporation (a)	4	11
Addus HomeCare Corporation (a)	1	115
Adicet Therapeutics, Inc. (a) (b)	7	16
Adverum Biotechnologies, Inc. (a)	1	14
Affimed N.V. (a)	—	1
Agilent Technologies, Inc.	7	1,047
Agiliti, Inc. (a)	4	36
Agilon Health Management, Inc. (a) (b)	8	48
Agios Pharmaceuticals, Inc. (a)	2	62
Aldeyra Therapeutics, Inc. (a)	4	13
Alector, Inc. (a)	5	32
Align Technology, Inc. (a)	1	438
Alkermes Public Limited Company (a)	9	245
Allakos Inc. (a)	—	1
Allogene Therapeutics, Inc. (a)	13	59
Alnylam Pharmaceuticals, Inc. (a)	3	503
Amedisys, Inc. (a)	2	203
American Well Corporation - Class A (a)	6	5
Amgen Inc.	14	4,057
AMN Healthcare Services, Inc. (a)	4	232
Amneal Pharmaceuticals, Inc. - Class A (a)	5	30
Amphastar Pharmaceuticals, Inc. (a)	3	130
Anaptysbio, Inc. (a)	2	45
AngioDynamics, Inc. (a)	4	26
ANI Pharmaceuticals, Inc. (a)	1	54
Anika Therapeutics, Inc. (a)	1	38
Arcturus Therapeutics Holdings Inc. (a)	3	97
Arcus Biosciences, Inc. (a)	6	104
Ardelyx, Inc. (a)	1	6
Artivion, Inc. (a)	3	59
Assertio Holdings, Inc. (a)	—	—
Astrana Health, Inc. (a)	2	84
AtriCure, Inc. (a)	2	52
Atrion Corporation	—	76
Avanos Medical, Inc. (a)	5	90
Avantor, Inc. (a)	20	520
Avidity Biosciences, Inc. (a)	2	60
AxoGen, Inc. (a)	5	43
Axonics, Inc. (a)	1	94
Azenta, Inc. (a)	2	95
Baxter International Inc.	16	680
Becton, Dickinson and Company	5	1,144
Biogen Inc. (a)	4	764
BioLife Solutions, Inc. (a)	2	38
BioMarin Pharmaceutical Inc. (a)	6	492
Bio-Rad Laboratories, Inc. - Class A (a)	1	324
Bio-Techne Corporation	4	250
Bluebird Bio, Inc. (a) (b)	4	5
Boston Scientific Corporation (a)	25	1,724
Bristol-Myers Squibb Company	65	3,515
Brookdale Senior Living Inc. (a)	23	150
Bruker Corporation	6	591
C4 Therapeutics, Inc. (a) (b)	7	58
Cardinal Health, Inc.	6	683
Caredx, Inc. (a)	2	17
Castle Biosciences, Inc. (a)	—	1
Catalent, Inc. (a)	6	324
Catalyst Pharmaceuticals, Inc. (a)	7	120
Celldex Therapeutics, Inc. (a)	1	29
Cencora, Inc.	6	1,357
Centene Corporation (a)	16	1,278
Certara, Inc. (a)	6	103
Charles River Laboratories International, Inc. (a)	2	580
Chemed Corporation	1	558
Cogent Biosciences, Inc. (a)	7	46
Collegium Pharmaceutical, Inc. (a)	2	66
Community Health Systems, Inc. (a)	12	41
CONMED Corporation	2	123
Corcept Therapeutics Incorporated (a)	6	146
CorVel Corporation (a)	1	307
Cross Country Healthcare, Inc. (a)	2	44
Cryoport, Inc. (a)	2	37
Cumberland Pharmaceuticals, Inc. (a)	1	2
CVS Health Corporation	32	2,531
Danaher Corporation	11	2,703
DaVita Inc. (a)	4	519
Deciphera Pharmaceuticals, Inc. (a)	5	82
Denali Therapeutics Inc. (a)	5	110
Dentsply Sirona Inc.	14	465
DexCom, Inc. (a)	5	663
Dot Therapeutics-2, Inc. (a)	1	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Doximity, Inc. - Class A (a)	2	43
Dynavax Technologies Corporation (a)	4	55
Eagle Pharmaceuticals, Inc. (a)	1	7
Editas Medicine, Inc. (a)	2	13
Edwards Lifesciences Corporation (a)	9	815
Elanco Animal Health Incorporated (a)	23	382
Elevance Health, Inc.	5	2,641
Eli Lilly and Company	21	16,276
Embecta Corp.	1	12
Emergent BioSolutions Inc. (a)	4	10
Enanta Pharmaceuticals, Inc. (a)	2	28
Encompass Health Corporation	8	650
Enhabit Inc. (a)	4	46
Enovis Corporation (a)	3	208
Envista Holdings Corporation (a)	8	164
Enzo Biochem, Inc. (a)	4	4
Evolent Health, Inc. - Class A (a)	6	196
Exact Sciences Corporation (a)	7	459
Exelixis, Inc. (a)	21	500
Fate Therapeutics, Inc. (a)	2	11
Fortrea Holdings Inc. (a)	4	166
Fulcrum Therapeutics, Inc. (a)	2	21
Fulgent Genetics, Inc. (a)	1	31
G1 Therapeutics, Inc. (a)	4	15
GE HealthCare Technologies Inc.	14	1,286
Generation Bio Co. (a)	2	9
Gilead Sciences, Inc.	41	3,022
Glaukos Corporation (a)	3	238
Globus Medical, Inc. - Class A (a)	8	455
Haemonetics Corporation (a)	3	298
Halozyme Therapeutics, Inc. (a)	6	264
Harmony Biosciences Holdings Inc. (a)	2	58
Harvard Bioscience, Inc. (a)	2	7
HCA Healthcare, Inc.	4	1,339
Health Catalyst, Inc. (a)	1	10
HealthEquity, Inc. (a)	5	384
Healthstream, Inc.	2	57
Henry Schein, Inc. (a)	6	422
Hologic, Inc. (a)	7	548
Horizon Orphan LLC (a)	2	14
Humana Inc.	3	973
ICU Medical, Inc. (a)	—	32
IDEAYA Biosciences, Inc. (a)	1	64
IDEXX Laboratories, Inc. (a)	2	1,277
Illumina, Inc. (a)	4	549
Immunovant, Inc. (a)	2	74
Inari Medical, Inc. (a)	2	87
Incyte Corporation (a)	6	354
Innoviva, Inc. (a)	12	182
Inogen, Inc. (a)	1	10
Inspire Medical Systems, Inc. (a)	—	60
Insulet Corporation (a)	1	135
Integer Holdings Corporation (a)	3	338
Integra LifeSciences Holdings Corporation (a)	5	182
Intellia Therapeutics, Inc. (a)	3	80
Intuitive Surgical, Inc. (a)	4	1,740
Iovance Biotherapeutics, Inc. (a)	10	152
IQVIA Holdings Inc (a)	7	1,689
Iradimed Corp.	—	19
Jazz Pharmaceuticals Public Limited Company (a)	4	456
Johnson & Johnson	75	11,874
KalVista Pharmaceuticals Inc. (a)	2	22
Kodiak Sciences Inc. (a)	3	14
Krystal Biotech, Inc. (a)	2	290
Kura Oncology, Inc. (a)	3	55
Kymera Therapeutics, Inc. (a)	2	79
Laboratory Corporation of America Holdings	3	612
Lantheus Holdings, Inc. (a)	3	183
LeMaitre Vascular, Inc.	2	106
Lensar, Inc. (a)	—	2
Ligand Pharmaceuticals Incorporated (a)	1	91
LivaNova PLC (a)	4	198
Lumos Pharma, Inc. (a)	—	1
MacroGenics, Inc. (a)	3	46
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	43
Masimo Corporation (a)	3	462
McKesson Corporation	3	1,473
Medpace Holdings, Inc. (a)	1	520
Medtronic, Inc.	23	2,013
MeiraGTx Holdings plc (a)	1	7
Merck & Co., Inc.	38	5,001
Merit Medical Systems, Inc. (a)	4	269
Mersana Therapeutics, Inc. (a)	8	34
Mesa Laboratories, Inc.	—	29
Mettler-Toledo International Inc. (a)	1	719
Moderna, Inc. (a)	6	626
ModivCare Inc. (a)	2	37
Molina Healthcare, Inc. (a)	2	1,004
Morphic Holding, Inc. (a)	1	43
Mural Oncology Public Limited Company (a)	1	4
Myriad Genetics, Inc. (a)	6	121
Natera, Inc. (a)	3	282
National HealthCare Corporation	2	185
National Research Corporation	1	28
Nektar Therapeutics (a)	6	6
Neogenomics, Inc. (a)	10	161
Neurocrine Biosciences, Inc. (a)	2	288
Nevro Corp. (a)	2	27
NGM Biopharmaceuticals, Inc. (a)	4	6
Nurix Therapeutics, Inc. (a)	3	49
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	33
Omnicell, Inc. (a)	2	71
OPKO Health, Inc. (a) (b)	34	41
OptimizeRX Corporation (a)	2	30
Option Care Health, Inc. (a)	6	213
Orasure Technologies, Inc. (a)	4	26
Organogenesis Holdings Inc. - Class A (a)	8	23
Organon & Co.	16	306
Orthofix Medical Inc. (a)	3	50
Orthopediatrics Corp. (a)	1	40
Outset Medical, Inc. (a)	3	8
Owens & Minor, Inc. (a)	7	190
Pacific Biosciences of California, Inc. (a)	5	21
Pacira Pharmaceuticals, Inc. (a)	3	88
Patterson Companies, Inc.	8	230
PDL BioPharma, Inc. (a) (d)	6	7
Pediatrix Medical Group, Inc. (a)	7	68
Penumbra, Inc. (a)	1	278
Perrigo Company Public Limited Company	9	284
PetIQ, Inc. - Class A (a)	2	29
Pfizer Inc.	118	3,271
Phibro Animal Health Corporation - Class A	2	21
Phreesia, Inc. (a)	2	38
PMV Pharmaceuticals, Inc. (a)	6	11
Poseida Therapeutics, Inc. (a)	5	16
Pphm, Inc. (a)	3	17
Premier Healthcare Solutions, Inc. - Class A	9	205
Prestige Consumer Healthcare Inc. (a)	4	274
Progyny, Inc. (a)	2	75
Protagonist Therapeutics, Inc. (a)	2	49
Prothena Corporation Public Limited Company (a)	3	71
Psychemedics Corporation	1	1
Quest Diagnostics Incorporated	4	534
Quidelortho Corporation (a)	1	35
R1 RCM Holdco Inc. (a)	7	94
RadNet, Inc. (a)	4	183
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	75
Regeneron Pharmaceuticals, Inc. (a)	2	2,306
Regenxbio Inc. (a)	3	72
Relay Therapeutics, Inc. (a)	2	18
Repligen Corporation (a)	2	458
Replimune Group, Inc. (a)	3	28
ResMed Inc.	3	618
Revolution Medicines, Inc. (a)	3	100
Revvity, Inc.	4	409
Rocket Pharmaceuticals, Inc. (a)	3	92
Sage Therapeutics Inc. (a)	1	25
Sangamo Therapeutics, Inc. (a)	13	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sarepta Therapeutics, Inc. (a)	1	156
Schrodinger, Inc. (a)	1	25
Seer, Inc. - Class A (a)	8	15
Select Medical Holdings Corporation	9	286
Sgry, LLC (a)	3	100
Shockwave Medical, Inc. (a)	2	534
SI-BONE, Inc. (a)	2	40
SIGA Technologies, Inc.	6	47
Sight Sciences, Inc. (a)	3	14
Simulations Plus, Inc.	2	65
Sotera Health LLC (a)	13	152
Springworks Therapeutics, Inc. (a)	1	52
STAAR Surgical Company (a)	1	39
Steris Public Limited Company	3	747
Stoke Therapeutics, Inc. (a) (b)	2	30
Stryker Corporation	5	1,891
Supernus Pharmaceuticals, Inc. (a)	5	156
Surmodics, Inc. (a)	1	42
Sutro Biopharma, Inc. (a)	6	34
Taro Pharmaceutical Industries Ltd (a)	3	126
Tarsus Pharmaceuticals, Inc. (a)	2	56
Teladoc Health, Inc. (a)	5	83
Teleflex Incorporated	2	415
Tenet Healthcare Corporation (a)	8	793
The Cigna Group	9	3,345
The Cooper Companies, Inc.	6	653
The Ensign Group, Inc.	4	479
The Pennant Group, Inc. (a)	3	53
Thermo Fisher Scientific Inc.	7	4,032
TruBridge, Inc. (a)	1	7
Twist Bioscience Corporation (a)	4	127
U. S. Physical Therapy, Inc.	1	127
UFP Technologies, Inc. (a)	—	76
United Therapeutics Corporation (a)	2	502
UnitedHealth Group Incorporated	22	10,658
Universal Health Services, Inc. - Class B	5	885
Utah Medical Products, Inc.	—	14
Vanda Pharmaceuticals Inc. (a)	5	20
Varex Imaging Corporation (a)	6	108
Veeva Systems Inc. - Class A (a)	2	473
Veracyte, Inc. (a)	3	76
Veradigm Inc. (a)	11	88
Vericel Corporation (a)	2	91
Vertex Pharmaceuticals Incorporated (a)	4	1,614
Viatris Inc.	44	528
Waters Corporation (a)	2	686
West Pharmaceutical Services, Inc.	1	572
Xencor, Inc. (a)	4	96
Zentalis Pharmaceuticals, Inc. (a)	3	53
Zimmer Biomet Holdings, Inc.	7	912
ZimVie Inc. (a)	1	10
Zoetis Inc. - Class A	12	2,027
		156,142
Communication Services 7.5%
Advantage Solutions, Inc. - Class A (a)	11	48
Alphabet Inc. - Class A (a)	127	19,127
Alphabet Inc. - Class C (a)	109	16,664
Altice USA, Inc. - Class A (a)	13	35
AMC Networks, Inc. - Class A (a)	4	53
Angi Inc. - Class A (a)	7	19
Anterix Inc. (a)	1	50
AT&T Inc.	193	3,401
Atlanta Braves Holdings, Inc. - Series A (a)	—	15
Atlanta Braves Holdings, Inc. - Series C (a)	3	120
ATN International, Inc.	3	81
Bandwidth Inc. - Class A (a)	1	14
Boston Omaha Corporation - Class A (a)	1	21
Bumble Inc. - Class A (a)	2	21
Cable One, Inc.	—	165
CarGurus, Inc. - Class A (a)	3	71
Cars.com Inc. (a)	9	156
Cinemark Holdings, Inc. (a)	7	132
Cogent Communications Holdings, Inc.	3	220
Comcast Corporation - Class A	163	7,066
Comscore, Inc. (a)	—	5
Consolidated Communications Holdings, Inc. (a)	13	57
DallasNews Corporation - Series A	1	3
DHI Group, Inc. (a)	—	1
EchoStar Corporation - Class A (a)	9	130
Electronic Arts Inc.	8	1,070
Endeavor Group Holdings, Inc. - Class A	6	142
Entravision Communications Corporation - Class A	6	9
Former Charter Communications Parent, Inc. - Class A (a)	4	1,154
Fox Corporation - Class A	11	347
Fox Corporation - Class B	8	219
Frontier Communications Parent, Inc. (a)	11	273
Gannett Co., Inc. (a)	17	41
Gray Television, Inc.	11	72
IDT Corporation - Class B	3	105
IMAX Corporation (a)	6	101
Integral Ad Science Holding Corp. (a)	4	39
Intelsat Inflight LLC (a)	3	28
Iridium Communications Inc.	8	221
John Wiley & Sons, Inc. - Class A	4	135
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	69
Liberty Broadband Corporation - Series C (a)	5	281
Liberty Latin America Ltd. - Class A (a)	2	15
Liberty Latin America Ltd. - Class C (a)	13	88
Liberty Media Corporation - Series A (a)	1	53
Liberty Media Corporation - Series A (a)	1	59
Liberty Media Corporation - Series A (a)	5	160
Liberty Media Corporation - Series C (a)	3	121
Liberty Media Corporation - Series C (a)	10	291
Liberty Media Corporation - Series C (a)	7	470
Lions Gate Entertainment Corp. - Class A (a)	5	45
Lions Gate Entertainment Corp. - Class B (a)	16	146
Live Nation Entertainment, Inc. (a)	7	717
Lumen Technologies Inc. (a)	98	152
Magnite, Inc. (a)	7	77
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	263
Meta Platforms, Inc. - Class A	49	23,557
Netflix, Inc. (a)	6	3,828
News Corporation - Class A	17	444
News Corporation - Class B	6	153
Nexstar Media Group, Inc. - Class A	4	743
Omnicom Group Inc.	12	1,154
Paramount Global - Class A	1	22
Paramount Global - Class B	25	293
Pinterest, Inc. - Class A (a)	9	320
Playtika Holding Corp.	1	7
PubMatic, Inc. - Class A (a)	3	69
QuinStreet, Inc. (a)	2	41
Reading International, Inc. - Class A (a)	2	3
Roblox Corporation - Class A (a)	3	117
Roku Inc. - Class A (a)	3	185
Scholastic Corporation	3	132
Shenandoah Telecommunications Company	3	48
Shutterstock, Inc.	2	111
Sinclair, Inc. - Class A (b)	4	54
Sirius XM Holdings Inc. (b)	36	138
Snap Inc. - Class A (a)	18	210
Sphere Entertainment Co. (a) (e)	2	87
Sphere Entertainment Co. - Class A (a)	2	109
Sphere Entertainment Co. - Class A (a)	—	71
Spok Holdings, Inc.	2	33
Spotify Technology S.A. (a)	1	292
Take-Two Interactive Software, Inc. (a)	6	820
TechTarget, Inc. (a)	1	46
TEGNA Inc.	13	192
Telephone and Data Systems, Inc.	9	150
The E.W. Scripps Company - Class A (a)	8	31
The Interpublic Group of Companies, Inc.	25	809
The Marcus Corporation	3	49
The New York Times Company - Class A	12	506
The Trade Desk, Inc. - Class A (a)	5	470
Thryv Holdings, Inc. (a)	3	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
TKO Group Holdings Inc. - Class A	2	176
T-Mobile USA, Inc.	15	2,411
Townsquare Media, Inc. - Class A	2	18
Travelzoo (a)	1	11
TripAdvisor, Inc. (a)	7	189
Truecar, Inc. (a)	12	42
United States Cellular Corporation (a)	2	86
Verizon Communications Inc.	199	8,365
Walt Disney Company, The	40	4,859
Warner Bros. Discovery, Inc. - Series A (a)	78	679
Warner Music Group Corp. - Class A	5	154
WideOpenWest, Inc. (a)	3	10
Yelp Inc. (a)	5	190
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	4	221
ZoomInfo Technologies Inc. - Class A (a)	4	72
		107,478
Energy 6.3%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	30	418
Antero Resources Corporation (a)	22	638
Apa Corp.	10	348
Archrock, Inc.	13	263
Ardmore Shipping Services (Ireland) Limited	4	71
Baker Hughes Company - Class A	35	1,179
Berry Corporation (Bry)	5	43
Bristow Holdings U.S. Inc. (a)	1	14
Cactus, Inc. - Class A	4	192
California Resources Corporation	5	253
Callon Petroleum Company (a)	6	211
Centrus Energy Corp. - Class A (a)	1	46
ChampionX Corporation	15	544
Cheniere Energy, Inc.	8	1,368
Chesapeake Energy Corporation	12	1,023
Chevron Corporation	55	8,623
Chord Energy Corporation	3	540
Civitas Resources, Inc.	2	126
Clean Energy Fuels Corp. (a)	22	60
CNX Resources Corporation (a)	19	443
Comstock Resources, Inc. (b)	27	250
ConocoPhillips	41	5,254
CONSOL Energy Inc.	4	294
Core Laboratories LP	4	69
Coterra Energy Inc.	54	1,505
CVR Energy, Inc.	9	310
Delek US Holdings, Inc.	8	260
Devon Energy Corporation	42	2,095
DHT Holdings, Inc.	12	143
Diamondback Energy, Inc.	11	2,214
DMC Global Inc. (a)	2	43
Dorian LPG Ltd.	3	112
Dril-Quip, Inc. (a)	4	92
DT Midstream, Inc.	7	413
Enlink Midstream, LLC	37	499
EOG Resources, Inc.	19	2,462
EQT Corporation	15	565
Equitrans Midstream Corporation	38	478
Evolution Petroleum Corporation	3	17
Expro Group Holdings N.V. (a)	4	73
Exxon Mobil Corporation	145	16,839
Forum Energy Technologies, Inc. (a)	1	11
FutureFuel Corp.	4	29
Geospace Technologies Corporation (a)	1	9
Green Plains Inc. (a)	4	92
Gulf Island Fabrication, Inc. (a)	1	7
Gulfport Energy Operating Corporation (a)	1	144
Hallador Energy Company (a)	3	17
Halliburton Company	42	1,659
Helix Energy Solutions Group, Inc. (a)	22	235
Helmerich & Payne, Inc.	8	345
Hess Corporation	14	2,147
HF Sinclair Corporation	17	1,016
International Seaways, Inc.	3	168
Kinder Morgan, Inc.	54	982
Kinetik Holdings Inc. - Class A	2	75
Kosmos Energy Ltd. (a)	42	247
Liberty Energy Inc. - Class A	17	343
Magnolia Oil & Gas Corporation - Class A	15	401
Mammoth Energy Services, Inc. (a)	2	8
Marathon Oil Corporation	37	1,036
Marathon Petroleum Corporation	15	2,947
Matador Resources Company	10	646
Murphy Oil Corporation	12	549
Nabors Industries Ltd. (a)	1	74
NACCO Industries, Inc. - Class A	—	15
Natural Gas Services Group, Inc. (a)	2	32
New Fortress Energy Inc. - Class A (b)	7	219
Newpark Resources, Inc. (a)	10	75
Noble Corporation PLC	1	62
Nordic American Tankers Limited	31	120
Northern Oil and Gas Incorporated	3	121
NOV Inc.	27	518
Occidental Petroleum Corporation	31	1,995
Oceaneering International, Inc. (a)	9	218
Oil States International, Inc. (a)	6	36
ONEOK, Inc.	22	1,726
Overseas Shipholding Group, Inc. - Class A	5	31
Ovintiv Canada ULC	20	1,026
Par Pacific Holdings, Inc. (a)	7	261
Patterson-UTI Energy, Inc.	5	60
PBF Energy Inc. - Class A	12	690
Peabody Energy Corporation	12	291
Permian Resources Corporation - Class A	20	352
Phillips 66	14	2,361
Phx Minerals Inc. - Class A	2	5
Pioneer Natural Resources Company	10	2,753
Propetro Holding Corp. (a)	11	89
Range Resources Corporation	16	562
REX American Resources Corporation (a)	1	30
RPC, Inc.	13	97
Schlumberger Limited	32	1,730
Scorpio Tankers Inc.	5	384
SEACOR Marine Holdings Inc. (a)	2	26
Select Energy Services, Inc. - Class A	12	109
SFL Corporation Ltd.	16	206
SilverBow Resources, Inc. (a)	2	70
SM Energy Company	13	665
Solaris Oilfield Infrastructure, Inc. - Class A	2	17
Southwestern Energy Company (a)	72	544
STR Sub Inc. - Class A	3	64
Talos Energy Inc. (a)	7	103
Targa Resources Corp.	9	1,008
TechnipFMC PLC	27	686
Teekay Shipping (Canada) Ltd. (a)	7	54
Teekay Tankers Ltd. - Class A	2	102
TETRA Technologies, Inc. (a)	8	35
Texas Pacific Land Corporation	1	477
The Williams Companies, Inc.	41	1,582
Tidewater Inc. (a)	3	274
Transocean Ltd. (a) (c)	35	222
U.S. Silica Holdings, Inc. (a)	12	152
Valaris Limited (a)	2	134
Valero Energy Corporation	19	3,226
Vital Energy, Inc. (a)	1	69
Vitesse Energy, Inc.	2	50
W&T Offshore, Inc.	16	41
Weatherford International Public Limited Company (a)	5	612
World Kinect Corporation	5	138
		90,109
Consumer Staples 5.7%
Albertsons Companies, Inc. - Class A	19	409
Alico, Inc.	1	24
Altria Group, Inc.	37	1,606
Archer-Daniels-Midland Company	3	174
B&G Foods, Inc.	7	84
Bellring Intermediate Holdings, Inc. (a)	7	435
BJ's Wholesale Club Holdings, Inc. (a)	10	779
Brown-Forman Corporation - Class A	3	167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Brown-Forman Corporation - Class B	9	465
Bunge Limited	6	606
Calavo Growers, Inc.	2	46
Cal-Maine Foods, Inc.	5	266
Campbell Soup Company	15	653
Casey's General Stores, Inc.	3	855
Celsius Holdings, Inc. (a)	4	359
Central Garden & Pet Company (a)	1	49
Central Garden & Pet Company - Class A (a)	5	198
Church & Dwight Co., Inc.	7	690
Coca-Cola Company, The	91	5,581
Coca-Cola Consolidated, Inc.	1	641
Colgate-Palmolive Company	16	1,431
Conagra Brands, Inc.	18	524
Constellation Brands, Inc. - Class A	4	1,191
Costco Wholesale Corporation	9	6,444
Coty Inc. - Class A (a)	54	652
Darling Ingredients Inc. (a)	10	482
Del Monte Fresh Produce Company	5	141
Dollar General Corporation	9	1,413
Dollar Tree, Inc. (a)	7	961
e.l.f. Beauty, Inc. (a)	2	460
Edgewell Personal Care Colombia S A S	4	145
Energizer Holdings, Inc.	4	110
Farmer Bros. Co. (a)	2	6
Flowers Foods, Inc.	13	315
Freshpet, Inc. (a)	1	90
General Mills, Inc.	16	1,098
Grocery Outlet Holding Corp. (a)	6	179
Hain Celestial Group, Inc., The (a)	6	49
Herbalife Nutrition Ltd. (a)	8	83
Hormel Foods Corporation	16	548
Ingles Markets, Incorporated - Class A	2	140
Ingredion Incorporated	5	572
Inter Parfums, Inc.	2	312
J&J Snack Foods Corp.	1	193
John B. Sanfilippo & Son, Inc.	1	92
Kellanova	16	909
Kenvue Inc.	65	1,400
Keurig Dr Pepper Inc.	18	566
Kimberly-Clark Corporation	9	1,216
Kraft Foods Group, Inc.	18	673
Lamb Weston Holdings, Inc.	5	582
Lancaster Colony Corporation	1	285
Limoneira Company	1	21
McCormick & Company, Incorporated	7	509
McCormick & Company, Incorporated	1	47
Medifast, Inc.	—	19
MGPI Processing, Inc.	2	162
Mission Produce, Inc. (a)	3	40
Molson Coors Beverage Company - Class B	8	526
Mondelez International, Inc. - Class A	25	1,731
Monster Beverage 1990 Corporation (a)	12	691
National Beverage Corp. (a)	4	208
Natural Grocers By Vitamin Cottage, Inc.	2	38
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	16
Nu Skin Enterprises, Inc. - Class A	5	65
Oil-Dri Corporation of America	—	30
PepsiCo, Inc.	42	7,424
Performance Food Group Company (a)	9	678
Philip Morris International Inc.	31	2,866
Pilgrim's Pride Corporation (a)	7	224
Post Holdings, Inc. (a)	4	431
PriceSmart, Inc.	2	193
Procter & Gamble Company, The	55	8,884
Reynolds Consumer Products Inc.	10	272
Seaboard Corporation	—	116
Seneca Foods Corporation - Class A (a)	1	39
Spartannash Company	6	112
Spectrum Brands Holdings, Inc.	3	258
Sprouts Farmers Market, Inc. (a)	8	518
Sysco Corporation	15	1,180
Target Corporation	14	2,439
The Andersons, Inc.	3	186
The Boston Beer Company, Inc. - Class A (a)	1	169
The Chefs' Warehouse, Inc. (a)	3	95
The Clorox Company	3	500
The Duckhorn Portfolio Inc. (a)	3	30
The Estee Lauder Companies Inc. - Class A	3	493
The Hershey Company	4	819
The Honest Company, Inc. (a)	13	51
The J. M. Smucker Company	4	515
The Kroger Co.	54	3,086
The Simply Good Foods Company (a)	7	233
Tootsie Roll Industries, Inc.	4	115
Treehouse Foods, Inc. (a)	5	189
Turning Point Brands, Inc.	2	56
Tyson Foods, Inc. - Class A	11	617
United Natural Foods, Inc. (a)	6	66
Universal Corporation	3	140
US Foods Holding Corp. (a)	16	842
USANA Health Sciences, Inc. (a)	2	89
Vector Group Ltd.	11	121
Village Super Market, Inc. - Class A	1	28
Vital Farms, Inc. (a)	3	59
Walgreens Boots Alliance, Inc.	25	549
Walmart Inc.	103	6,168
WD-40 Company	1	167
Weis Markets, Inc.	2	130
WK Kellogg Co	4	75
		82,675
Materials 3.9%
AdvanSix Inc.	4	123
Air Products and Chemicals, Inc.	4	1,043
Albemarle Corporation (b)	4	492
Alcoa Corporation	13	427
Alpha Metallurgical Resources, Inc.	1	298
Alto Ingredients, Inc. (a)	10	21
Amcor Pty Ltd	73	695
American Vanguard Corporation	4	46
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	5	649
Arcadium Lithium PLC (a)	16	69
Arch Resources, Inc. - Class A	2	309
Ardagh Metal Packaging S.A.	7	24
Ashland Inc.	3	305
ATI Inc. (a)	8	399
Avery Dennison Corporation	4	872
Avient Corporation	7	296
Axalta Coating Systems Ltd. (a)	20	681
Balchem Corporation	2	309
Ball Corporation	13	848
Berry Global Group, Inc.	12	706
Cabot Corporation	4	376
Carpenter Technology Corporation	5	364
Celanese Corporation - Class A	4	653
Century Aluminum Company (a)	8	131
CF Industries Holdings, Inc.	11	941
Clearwater Paper Corporation (a)	2	87
Cleveland-Cliffs Inc. (a)	35	800
Coeur Mining, Inc. (a)	17	65
Commercial Metals Company	10	565
Compass Minerals International, Inc.	3	52
Core Molding Technologies, Inc. (a)	1	15
Corteva, Inc.	17	975
Crown Holdings, Inc.	9	677
Dow Inc.	28	1,644
DuPont de Nemours, Inc.	13	1,025
Eagle Materials Inc.	3	905
Eastman Chemical Company	7	662
Ecolab Inc.	4	914
Ecovyst Inc. (a)	4	45
Element Solutions Inc.	17	426
Ferroglobe PLC	13	66
FMC Corporation	4	251
Fortitude Gold Corporation	1	7
Freeport-McMoRan Inc.	32	1,502
Glatfelter Corporation (a)	4	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Graphic Packaging Holding Company	29	841
Greif, Inc. - Class A	3	216
Greif, Inc. - Class B	1	73
H.B. Fuller Company	4	332
Hawkins, Inc.	2	149
Haynes International, Inc.	2	92
Hecla Mining Company	43	208
Huntsman Corporation	16	422
Ingevity Corporation (a)	4	186
Innospec Inc.	2	278
International Flavors & Fragrances Inc.	8	715
International Paper Company	15	587
Intrepid Potash, Inc. (a)	2	43
Kaiser Aluminum Corporation	1	98
Knife River Corporation (a)	4	318
Koppers Holdings Inc.	2	128
Kronos Worldwide, Inc.	9	106
Legacy Vulcan Corp.	4	1,171
Linde Public Limited Company	9	4,214
Louisiana-Pacific Corporation (W VA)	5	422
LSB Industries, Inc. (a)	4	31
LyondellBasell Industries N.V. - Class A	17	1,786
Martin Marietta Materials, Inc.	2	1,400
Materion Corporation	2	209
MATIV Holdings, Inc.	5	95
Mercer International Inc.	11	109
Metallus Inc. (a)	4	100
Minerals Technologies Inc.	3	242
MOS Holdings Inc.	15	499
MP Materials Corp. - Class A (a)	6	84
Myers Industries, Inc.	3	80
NewMarket Corporation	1	369
Newmont Corporation	26	947
Nucor Corporation	15	2,990
O-I Glass, Inc. (a)	14	233
Olin Corporation	13	737
Olympic Steel, Inc.	1	75
Orion Engineered Carbons Finance & Co. S.C.A.	3	75
Packaging Corporation of America	6	1,167
PPG Industries, Inc.	7	1,057
Quaker Chemical Corporation	1	208
Radius Recycling, Inc. - Class A	3	56
Ramaco Resources, Inc. - Class A	5	84
Ramaco Resources, Inc. - Class B	1	12
Ranpak Holdings Corp - Class A (a)	3	22
Rayonier Advanced Materials Inc. (a)	11	55
Reliance, Inc.	3	842
Reynolds Group Holdings Limited	2	35
Royal Gold, Inc.	2	293
RPM International Inc.	5	594
Ryerson Holding Corporation	3	87
Sealed Air Corporation	7	265
Sensient Technologies Corporation	3	228
Silgan Holdings Inc.	3	170
Sonoco Products Company	8	452
Southern Copper Corporation	4	448
Steel Dynamics, Inc.	13	1,930
Stepan Company	2	204
Summit Materials, Inc. - Class A (a)	10	438
SunCoke Energy, Inc.	8	89
Sylvamo Corporation	3	162
The Chemours Company	8	213
The Sherwin-Williams Company	7	2,306
Tredegar Corporation	3	18
TriMas Corporation	5	123
Trinseo Public Limited Company	5	17
Tronox Holdings PLC	10	174
United States Lime & Minerals, Inc.	—	149
United States Steel Corporation	18	751
Universal Stainless & Alloy Products, Inc. (a)	1	16
Warrior Met Coal, Inc.	4	272
Westlake Corporation	3	455
WestRock Company	11	549
Worthington Steel, Inc.	4	140
		56,512
Utilities 2.1%
ALLETE, Inc.	3	203
Alliant Energy Corporation	7	371
Ameren Corporation	6	430
American Electric Power Company, Inc.	9	816
American States Water Company	2	131
American Water Works Company, Inc.	3	409
Artesian Resources Corporation - Class A	1	35
Atmos Energy Corporation	4	447
AVANGRID, Inc.	4	147
Avista Corporation	3	114
Black Hills Corporation	3	183
Brookfield Renewable Corporation - Class A	9	220
California Water Service Group	3	143
CenterPoint Energy, Inc.	16	457
Chesapeake Utilities Corporation	1	94
Clearway Energy, Inc. - Class A	4	78
Clearway Energy, Inc. - Class C	6	144
CMS Energy Corporation	8	459
Consolidated Edison, Inc.	9	793
Consolidated Water Co. Ltd.	2	54
Constellation Energy Group, Inc.	8	1,491
Dominion Energy, Inc.	15	741
DTE Energy Company	5	602
Duke Energy Corporation	15	1,432
Edison International	11	749
Entergy Corporation	6	589
Essential Utilities, Inc.	10	374
Evergy, Inc.	7	371
Eversource Energy	10	581
Exelon Corporation	20	750
FirstEnergy Corp.	15	585
Genie Energy Ltd. - Class B	2	30
Hawaiian Electric Industries, Inc.	6	67
IDACORP, Inc.	3	263
MGE Energy, Inc.	3	206
Middlesex Water Company	2	81
National Fuel Gas Company	5	267
New Jersey Resources Corporation	8	358
NextEra Energy, Inc.	35	2,256
NiSource Inc.	15	417
Northwest Natural Holding Company	2	78
NorthWestern Corporation	4	180
NRG Energy, Inc.	19	1,277
OGE Energy Corp.	10	347
One Gas, Inc.	4	236
Ormat Technologies, Inc.	3	201
Otter Tail Corporation	2	193
PG&E Corporation	50	837
Pinnacle West Capital Corporation	6	472
PNM Resources, Inc.	4	162
Portland General Electric Company	5	225
PPL Corporation	19	517
Public Service Enterprise Group Incorporated	13	870
Sempra	12	878
SJW Group	2	102
Southwest Gas Holdings, Inc.	4	285
Spire Inc.	3	192
Sunnova Energy International Inc. (a) (b)	6	36
The AES Corporation	20	364
The Southern Company	22	1,605
The York Water Company	1	53
UGI Corporation	9	230
Unitil Corporation	1	73
Via Renewables, Inc. - Class A (a)	—	3
Vistra Corp.	27	1,858
WEC Energy Group Inc.	8	691
XCEL Energy Inc.	15	781
		30,684
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	10	981
CoStar Group, Inc. (a)	8	777
Cushman & Wakefield PLC (a)	17	175
Douglas Elliman Inc.	6	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Dwight A. Walker Real Estate, Inc. - Class A	3	26
eXp World Holdings, Inc. (b)	2	23
Florida Rock Properties, Inc. (a)	1	33
Forestar Group Inc. (a)	2	82
Howard Hughes Holdings Inc. (a)	3	233
Jones Lang LaSalle Incorporated (a)	3	624
Kennedy-Wilson Holdings, Inc.	13	113
Marcus & Millichap Company	2	82
Newmark Group, Inc. - Class A	16	177
Rafael Holdings, Inc. - Class B (a)	1	2
Realogy Holdings Corp. (a)	13	81
Stratus Properties Inc. (a)	—	10
Tejon Ranch Co. (a)	3	48
The Rmr Group Inc. - Class A	2	45
The St. Joe Company	5	283
Zillow Group, Inc. - Class A (a)	2	109
Zillow Group, Inc. - Class C (a)	6	294
		4,207
Total Common Stocks (cost $824,654)		1,438,223
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	2	54
Total Preferred Stocks (cost $54)		54
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Achillion Pharmaceuticals, Inc. (a) (d)	8	2
Albireo Pharma, Inc. (a) (d)	2	13
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	6
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	12
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		35
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (f) (g)	2,444	2,444
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (f) (g)	1,352	1,352
Total Short Term Investments (cost $3,796)		3,796
Total Investments 100.0% (cost $828,504)		1,442,108
Other Assets and Liabilities, Net 0.0%		715
Total Net Assets 100.0%		1,442,823

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,397	32,557	33,510	33	—	—	2,444	0.2
JNL Government Money Market Fund, 5.29% - Class SL	746	3,009	2,403	10	—	—	1,352	0.1
	4,143	35,566	35,913	43	—	—	3,796	0.3

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	12	—
TE Connectivity Ltd.	11/29/16	625	1,053	0.1
Transocean Ltd.	07/07/15	415	222	—
		1,059	1,287	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,438,189	27	7	1,438,223
Preferred Stocks	54	—	—	54
Rights	—	—	35	35
Short Term Investments	3,796	—	—	3,796
	1,442,039	27	42	1,442,108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 20.4%
AAON, Inc.	14	1,247
AAR Corp. (a)	7	406
ABM Industries Incorporated	13	589
ACCO Brands Corporation	26	144
Acme United Corporation	1	33
Acuity Brands, Inc.	5	1,441
ACV Auctions Inc. - Class A (a)	25	460
AeroVironment, Inc. (a)	5	744
Air Lease Corporation - Class A	20	1,045
Air Transport Services Group, Inc. (a)	13	174
Alamo Group Inc.	3	634
Alaska Air Group, Inc. (a)	21	903
Albany International Corp. - Class A	6	537
Alight, Inc. - Class A (a)	79	781
Allegiant Travel Company	3	252
Allient Inc.	4	130
Allison Systems, Inc.	17	1,341
Alta Equipment Group Inc. - Class A	8	99
Ameresco, Inc. - Class A (a)	6	133
American Superconductor Corporation (a)	8	113
American Woodmark Corporation (a)	4	383
APi Group Corp (a)	38	1,512
Apogee Enterprises, Inc.	5	271
Applied Industrial Technologies, Inc.	7	1,318
ARC Document Solutions, Inc.	8	22
Arcbest Corporation	4	623
Archer Aviation Inc. - Class A (a) (b)	9	43
Arcosa, Inc.	9	764
Argan, Inc.	3	170
Aris Water Solutions, Inc. - Class A	5	74
Armstrong World Industries, Inc.	7	921
Array Tech, Inc. (a)	19	285
ASGN Incorporated (a)	9	934
Astec Industries, Inc.	5	214
Astronics Corporation (a)	7	140
Astronics Corporation - Class B (a)	—	3
Asure Software, Inc. (a)	6	49
Atkore Inc.	7	1,297
Avis Budget Group, Inc.	5	571
AZZ Inc.	5	408
Barnes Group Inc.	10	362
Barrett Business Services, Inc.	2	194
Beacon Roofing Supply, Inc. (a)	12	1,164
BGSF, Inc.	2	16
Blade Urban Air Mobility, Inc. - Class A (a)	17	50
Blue Bird Global Corporation (a)	4	167
BlueLinx Holdings Inc. (a)	2	283
Boise Cascade Company	7	1,083
Bowman Consulting Group Ltd. (a)	3	97
Brady Corporation - Class A	8	457
BrightView Holdings, Inc. (a)	16	196
Broadwind Inc. (a)	2	4
BWXT Government Group, Inc.	14	1,391
Byrna Technologies Inc. (a) (b)	1	18
Caci International Inc. - Class A (a)	2	619
Cadeler A/S - ADR (a)	7	131
Cadre Holdings, Inc.	5	192
Casella Waste Systems, Inc. - Class A (a)	8	757
CBIZ, Inc. (a)	9	676
CECO Environmental Corp. (a)	8	186
Cimpress Public Limited Company (a)	7	587
Civeo Corporation	3	76
Clarivate PLC (a) (b)	92	685
Clean Harbors, Inc. (a)	3	557
Columbus McKinnon Corporation	5	243
Comfort Systems USA, Inc.	4	1,147
Commercial Vehicle Group, Inc. (a)	9	59
Concentrix Corporation	8	508
Concrete Pumping Holdings, Inc. (a)	12	92
Conduent Incorporated (a)	50	167
Construction Partners, Inc. - Class A (a)	7	415
Copa Holdings, S.A. - Class A	5	524
Core & Main, Inc. - Class A (a)	8	482
Costamare Inc.	19	210
Covenant Logistics Group, Inc. - Class A	3	136
CRA International, Inc.	2	232
Crane Company	7	1,011
CSG Systems International, Inc.	5	267
CSW Industrials, Inc.	3	622
Curtiss-Wright Corporation	1	356
Custom Truck One Source, Inc. (a)	12	72
Daseke Companies, Inc. (a)	9	71
Deluxe Corporation	10	200
Distribution Solutions Group, Inc. (a)	6	219
DLH Holdings Corp. (a)	1	9
DNOW Inc. (a)	20	297
Donaldson Company, Inc.	2	129
Douglas Dynamics, Inc.	6	135
Driven Brands Holdings Inc. (a)	16	253
Ducommun Incorporated (a)	3	175
Dun & Bradstreet Holdings, Inc.	65	655
DXP Enterprises, Inc. (a)	4	237
Dycom Industries, Inc. (a)	5	693
Eagle Bulk Shipping Inc. (b)	2	151
Eastern Company The	1	42
Elance, Inc. (a)	21	260
Encore Wire Corporation	3	850
Energy Recovery, Inc. (a)	8	129
Enerpac Tool Group Corp. - Class A	9	317
EnerSys	7	666
Ennis, Inc.	5	112
Enpro Inc.	4	643
Enviri Corporation (a)	18	161
ESAB Corporation	9	983
ESCO Technologies Inc.	4	450
EVI Industries, Inc.	4	89
ExlService Holdings, Inc. (a)	27	864
Exponent, Inc.	8	664
Federal Signal Corporation	10	837
First Advantage Corporation	16	262
Flowserve Corporation	22	1,004
Fluence Energy, Inc. - Class A (a) (b)	11	193
Fluor Corporation (a)	26	1,097
Forrester Research, Inc. (a)	5	104
Forward Air Corporation	4	132
Franklin Covey Co. (a)	3	132
Franklin Electric Co., Inc.	8	877
Frontier Group Holdings, Inc. (a) (b)	11	90
FTAI Infrastructure Inc.	21	129
FTI Consulting, Inc. (a)	5	979
FuelCell Energy, Inc. (a) (b)	63	75
Gates Industrial Corporation PLC (a)	46	818
GATX Corporation	6	821
Genco Shipping & Trading Limited	10	204
Generac Holdings Inc. (a)	6	703
Genpact Limited	21	686
Gibraltar Industries, Inc. (a)	5	441
Global Industrial Company	6	273
GMS Inc. (a)	7	683
GrafTech International Ltd.	43	59
Graham Corporation (a)	2	63
Granite Construction Incorporated	8	445
Great Lakes Dredge & Dock Corporation (a)	17	150
Greenpower Motor Company Inc. (a) (b)	4	7
Griffon Corporation	10	700
GXO Logistics Inc. (a)	18	971
H&E Equipment Services, Inc.	6	355
Hawaiian Holdings, Inc. (a)	11	150
Hayward Holdings, Inc. (a)	34	518
Healthcare Services Group, Inc. (a)	14	176
Heartland Express, Inc.	12	147
Heidrick & Struggles International, Inc.	5	170
Helios Technologies, Inc.	5	242
Herc Holdings Inc.	5	806
Hertz Global Holdings, Inc. (a)	52	408
Hexcel Corporation	10	741

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Hillenbrand, Inc.	12	610
Hillman Solutions Corp. - Class A (a)	7	70
HireQuest, Inc.	1	8
HNI Corporation	8	370
Hub Group, Inc. - Class A	11	485
Hudson Global, Inc. (a)	—	8
Hudson Technologies, Inc. (a)	10	113
Hurco Companies, Inc.	2	31
Huron Consulting Group Inc. (a)	3	305
Hyster-Yale Materials Handling, Inc. - Class A	3	214
IBEX Limited (a)	4	65
ICF International, Inc.	3	471
IES Holdings, Inc. (a)	5	624
Innodata Inc. (a) (b)	6	38
Innovative Solutions and Support, Inc. (a)	4	29
Insperity, Inc.	5	577
Insteel Industries, Inc.	5	176
Interface, Inc. - Class A	14	237
ITT Inc.	—	62
Janus International Group, Inc. (a)	22	327
JELD-WEN Holding, Inc. (a)	15	320
JetBlue Airways Corporation (a)	65	486
John Bean Technologies Corporation	6	580
Kadant Inc.	2	659
Kaman Corporation	7	322
Karat Packaging Inc.	4	118
KBR, Inc.	12	780
Kelly Services, Inc. - Class A	7	171
Kennametal Inc.	14	347
Kforce Inc.	3	211
Kirby Corporation (a)	10	962
Korn Ferry	9	594
Kratos Defense & Security Solutions, Inc. (a)	22	408
L. B. Foster Company (a)	2	64
Landstar System, Inc.	4	702
LegalZoom.com, Inc. (a)	24	326
Limbach Holdings, Inc. (a)	3	113
Lindsay Corporation	2	199
Liquidity Services, Inc. (a)	8	150
LSI Industries Inc.	8	119
Luxfer Holdings PLC	6	66
Manitex International, Inc. (a)	4	28
ManpowerGroup Inc.	9	666
Marten Transport, Ltd.	13	247
Masonite International Corporation (a)	4	521
MasTec, Inc. (a)	7	649
Mastech Digital, Inc. (a)	3	24
Masterbrand, Inc. (a)	9	168
Matrix Service Company (a)	6	82
Matson Intermodal - Paragon, Inc.	7	750
Matthews International Corporation - Class A	7	204
Maximus, Inc.	10	870
Mayville Engineering Company, Inc. (a)	5	73
McGrath RentCorp	4	434
MDU Resources Group, Inc.	32	812
Mercury Systems, Inc. (a)	10	302
Miller Industries, Inc.	3	152
Millerknoll, Inc.	12	290
Mine Safety Appliances Company, LLC	6	1,235
Mistras Group, Inc. (a)	7	69
Monocle Acquisition Corporation (a)	11	77
Montrose Environmental Group, Inc. (a)	6	229
Moog Inc. - Class A	5	775
MRC Global Inc. (a)	19	237
MSC Industrial Direct Co., Inc. - Class A	8	748
Mueller Industries, Inc.	20	1,057
Mueller Water Products, Inc. - Class A	25	409
MYR Group Inc. (a)	3	492
National Presto Industries, Inc.	2	145
Nextracker LLC - Class A (a)	1	44
NN, Inc. (a)	11	53
Northwest Pipe Company (a)	3	93
NV5 Global, Inc. (a)	3	258
Omega Flex, Inc.	2	132
Openlane, Inc. (a)	18	319
Orion Group Holdings, Inc. (a)	6	50
Oshkosh Corporation	11	1,367
P.A.M. Transportation Services, Inc. (a)	4	70
Pangaea Logistics Solutions Ltd.	8	56
Park Aerospace Technologies Corp.	6	105
Park-Ohio Holdings Corp.	3	85
Parsons Corporation (a)	17	1,369
Paycor HCM, Inc. (a)	26	513
Performant Financial Corporation (a)	20	59
Perma-Fix Environmental Services, Inc. (a)	1	17
Pitney Bowes Inc.	18	76
Planet Labs Inc. - Class A (a) (b)	49	125
Plug Power Inc. (a) (b)	3	11
Powell Industries, Inc.	3	429
Preformed Line Products Company	1	167
Primoris Services Corporation	11	462
Proto Labs, Inc. (a)	6	210
Quad/Graphics, Inc. - Class A	8	45
Quanex Building Products Corporation	7	272
Quest Resource Holding Corporation (a)	1	13
Radiant Logistics, Inc. (a)	12	64
RBC Bearings Incorporated (a)	2	513
RCM Technologies, Inc. (a)	2	46
Resideo Technologies, Inc. (a)	26	577
Resources Connection, Inc.	9	121
REV Group, Inc.	14	300
Rocket Lab USA, Inc. - Class A (a) (b)	40	163
Rush Enterprises, Inc. - Class A	11	594
Rush Enterprises, Inc. - Class B	3	181
RXO Inc (a)	16	344
Ryder System, Inc.	8	914
Schneider National, Inc. - Class B	16	367
Science Applications International Corporation	9	1,128
Sensata Technologies Holding PLC	17	608
Shoals Technologies Group, Inc. - Class A (a)	20	223
Shyft Group, Inc.	8	96
Simpson Manufacturing Co., Inc.	7	1,371
SiteOne Landscape Supply, Inc. (a)	3	584
SkyWest, Inc. (a)	10	714
SP Plus Corporation (a)	4	200
Spirit Airlines, Inc. (b)	18	89
SPX Technologies, Inc. (a)	8	939
Standex International Corporation	2	355
Steelcase Inc. - Class A	19	247
Stericycle, Inc. (a)	16	834
Sterling Check Corp. (a)	14	228
Sterling Infrastructure, Inc. (a)	8	840
Stratasys, Inc. (a)	11	129
Sun Country Airlines Holdings, Inc. (a)	10	158
SunPower Corporation (a) (b)	13	39
Sunrun Inc. (a) (b)	37	490
Taskus, Inc. - Class A (a)	3	39
Tecnoglass Inc.	8	403
Tennant Company	3	372
Terex Corporation	11	690
Tetra Tech, Inc.	—	44
The AZEK Company Inc. - Class A (a)	25	1,274
The Brink's Company	7	658
The Gorman- Rupp Company	6	239
The Greenbrier Companies, Inc.	7	379
The Manitowoc Company, Inc. (a)	8	111
The Middleby Corporation (a)	4	619
The Timken Company	12	1,036
Thermon Group Holdings, Inc. (a)	8	256
Titan International, Inc. (a)	14	180
Titan Machinery Inc. (a)	6	143
Transcat, Inc. (a)	2	209
Trex Company, Inc. (a)	8	783
Trinet Group, Inc.	8	1,061
Trinity Industries, Inc.	14	394
Triumph Group, Inc. (a)	14	205
TrueBlue, Inc. (a)	9	109
TTEC Holdings, Inc.	8	84
Tutor Perini Corporation (a)	14	204
Twin Disc, Incorporated	3	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
UFP Industries, Inc.	11	1,359
Ultralife Corporation (a)	3	23
Unifirst Corporation	3	451
Universal Logistics Holdings, Inc.	6	207
V2X, Inc. (a)	4	190
Valmont Industries, Inc.	4	824
Vestis Corporation	2	41
Viad Corp (a)	4	175
Vicor Corporation (a)	5	191
Virco Mfg. Corporation	2	21
VirTra, Inc. (a)	1	15
Vm Consolidated, Inc. - Class A (a)	22	548
VSE Corporation	3	277
Wabash National Corporation	9	260
Watts Water Technologies, Inc. - Class A	5	987
Werner Enterprises, Inc.	11	447
WESCO International, Inc.	3	587
Willdan Group, Inc. (a)	3	100
Willis Lease Finance Corporation (a)	1	45
WillScot Mobile Mini Holdings Corp. - Class A (a)	3	127
Woodward, Inc.	2	358
Xometry, Inc. - Class A (a) (b)	6	104
XPO, Inc. (a)	12	1,493
Zurn Elkay Water Solutions Corporation	16	528
		126,818
Financials 18.4%
1st Security Bank of Washington	2	75
1st Source Corporation	5	238
Acacia Research Corporation (a)	12	65
ACNB Corporation	2	72
Affiliated Managers Group, Inc.	6	1,056
Alerus Financial Corporation	5	114
Amalgamated Financial Corp.	7	169
A-Mark Precious Metals, Inc.	6	194
Ambac Financial Group, Inc. (a)	10	163
Amerant Bancorp Inc. - Class A	8	178
American Equity Investment Life Holding Company (a)	17	938
American National Bankshares Inc.	3	124
Ameris Bancorp	13	632
Amerisafe, Inc.	4	214
Ames National Corporation	2	49
Arrow Financial Corporation	4	109
Artisan Partners Asset Management Inc. - Class A	12	545
Assetmark Financial, Inc. (a)	11	407
Associated Banc-Corp	26	562
Associated Capital Group Inc. - Class A	1	20
Assurant, Inc.	1	168
Assured Guaranty Ltd.	11	929
Atlantic Union Bank	14	488
Atlanticus Holdings Corporation (a)	4	105
Avidxchange Holdings, Inc. (a)	31	408
AXIS Capital Holdings Limited	15	947
Axos Financial, Inc. (a)	11	593
B. Riley & Co., LLC (b)	4	88
Banc of California, Inc.	26	401
BancFirst Corporation	6	524
Bank First Corporation	—	41
Bank of Hawaii Corporation	7	441
Bank of Marin Bancorp	4	70
Bank of N.T. Butterfield & Son Limited (The)	9	279
Bank OZK	20	929
Bank7 Corp.	—	9
BankFinancial Corporation	3	28
BankUnited, Inc.	13	358
Bankwell Financial Group, Inc.	2	50
Banner Corporation	6	302
Bar Harbor Bankshares	4	102
Baycom Corp	3	63
BCB Bancorp, Inc.	5	51
Berkshire Hills Bancorp, Inc.	8	192
BGC Group, Inc. - Class A	68	530
Blue Foundry Bancorp (a)	6	57
Blue Ridge Bankshares, Inc. (b)	3	9
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	10	936
Bread Financial Payments, Inc.	9	329
Bridge Investment Group Holdings Inc. - Class A	6	39
Bridgewater Bancshares, Inc. (a) (c)	8	90
Brighthouse Financial, Inc. (a)	12	605
Brightsphere Investment Group Inc.	9	202
Brookline Bancorp, Inc.	21	206
BRP Group, Inc. - Class A (a)	10	296
Business First Bancshares, Inc.	5	117
Byline Bancorp, Inc.	8	182
C&F Financial Corporation	1	35
Cadence Bank	32	920
Cambridge Bancorp	2	137
Camden National Corporation	4	124
Cannae Holdings, Inc. (a)	1	19
Cantaloupe, Inc. (a)	18	118
Capital Bancorp, Inc.	4	78
Capital City Bank Group, Inc.	4	123
Capitol Federal Financial	31	184
Capstar Financial Holdings, Inc.	5	102
Carter Bankshares, Inc. (a)	6	76
Cass Information Systems, Inc.	3	168
Cathay General Bancorp	13	503
Central Pacific Financial Corp.	7	140
Central Valley Community Bancorp	4	77
Chemung Financial Corporation	1	48
Citizens & Northern Corporation	4	73
City Holding Company	3	269
Civista Bancshares, Inc.	4	63
CNB Financial Corporation	5	108
CNO Financial Group, Inc.	16	433
Coastal Financial Corporation (a)	3	128
Codorus Valley Bancorp, Inc.	2	48
Cohen & Steers, Inc.	8	586
Colony Bankcorp, Inc.	4	45
Columbia Financial, Inc. (a)	17	296
Comerica Incorporated	13	705
Commerce Bancshares, Inc.	20	1,077
Community Bank System, Inc.	10	470
Community Trust Bancorp, Inc.	4	181
ConnectOne Bancorp, Inc.	9	171
Consumer Portfolio Services, Inc. (a)	6	44
Crawford & Company - Class A	7	70
Crawford & Company - Class B	5	42
Credit Acceptance Corporation (a)	2	1,060
Crossfirst Bankshares, Inc. (a)	12	162
Cullen/Frost Bankers, Inc.	10	1,103
Customers Bancorp, Inc. (a)	7	372
CVB Financial Corp.	26	462
Diamond Hill Investment Group, Inc. - Class A	1	101
Dime Community Bancshares, Inc.	8	162
Donegal Group Inc. - Class A	7	98
Donnelley Financial Solutions, Inc. (a)	5	317
Eagle Bancorp Montana, Inc.	1	19
Eagle Bancorp, Inc.	7	156
Eastern Bankshares, Inc.	27	371
eHealth, Inc. (a)	7	39
Employers Holdings, Inc.	6	260
Enact Holdings, Inc.	8	253
Encore Capital Group, Inc. (a)	4	196
Enova International, Inc. (a)	7	410
Enstar Group Limited (a)	3	885
Enterprise Bancorp, Inc.	3	78
Enterprise Financial Services Corp.	7	280
Equity Bancshares, Inc. - Class A	3	120
Esquire Financial Holdings, Inc.	2	97
Essent Group Ltd.	19	1,112
Euronet Worldwide, Inc. (a)	8	866
Evans Bancorp, Inc.	1	43
Evercore Inc. - Class A	7	1,283
EVERTEC, Inc.	11	453
EZCORP, Inc. - Class A (a) (b)	13	146
F&G Annuities & Life, Inc.	1	22
F.N.B. Corporation	64	902
Farmers & Merchants Bancorp, Inc.	2	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Farmers National Banc Corp.	8	110
FB Financial Corporation	8	295
Federal Agricultural Mortgage Corporation - Class C	2	342
Federated Hermes, Inc. - Class B	16	571
Financial Institutions, Inc.	4	73
Fintech Acquisition Corp. Iv - Class A	9	120
First American Financial Corporation	16	964
First Bancorp	7	266
First Bancorp.	33	577
First Bancshares Inc.	7	182
First Bank of New Jersey	4	49
First Busey Corporation	10	247
First Business Financial Services, Inc.	2	77
First Commonwealth Financial Corporation	19	262
First Community Bancshares, Inc.	4	150
First Community Corporation	1	18
First Financial Bancorp.	17	389
First Financial Bankshares, Inc.	22	715
First Financial Corporation	2	93
First Financial Northwest, Inc.	1	15
First Foundation Inc.	15	115
First Hawaiian, Inc.	23	496
First Horizon Corporation	20	310
First Internet Bancorp	3	94
First Interstate BancSystem, Inc. - Class A	19	515
First Merchants Corporation	11	377
First Mid Bancshares, Inc.	5	152
First United Corporation	—	11
First Western Financial, Inc. (a)	3	36
FirstCash, Inc.	8	1,000
Five Star Bancorp	3	65
Flushing Financial Corporation	7	94
Flywire Corporation (a)	19	468
Fulton Financial Corporation	29	464
FVCBankcorp, Inc. (a)	1	8
Genworth Financial, Inc. - Class A (a)	82	527
German American Bancorp, Inc.	7	229
Glacier Bancorp, Inc.	20	794
GoHealth, Inc. - Class A (a)	1	11
Goosehead Insurance, Inc. - Class A (a)	4	264
Great Southern Bancorp, Inc.	3	158
Green Dot Corporation - Class A (a)	11	104
Greene County Bancorp, MHC	2	69
Greenlight Capital Re, Ltd. - Class A (a)	9	117
Guaranty Bancshares, Inc.	3	90
Hamilton Lane Incorporated - Class A	6	710
Hancock Whitney Corporation	15	705
Hanmi Financial Corporation	7	119
Hanover Insurance Group Inc, The	6	841
HarborOne Bancorp, Inc.	11	120
HBT Financial, Inc.	6	108
HCI Group, Inc.	2	268
Heartland Financial USA, Inc.	8	275
Hennessy Advisors, Inc.	1	5
Heritage Commerce Corp	15	127
Heritage Financial Corporation	8	163
Heritage Global Solutions, Inc. (a)	6	15
Heritage Insurance Holdings, Inc. (a)	8	81
Home Bancorp, Inc.	2	80
Home BancShares, Inc.	35	862
HomeStreet, Inc.	4	66
Hometrust Bancshares, Inc.	1	31
Hope Bancorp, Inc.	22	256
Horace Mann Educators Corporation	7	266
Horizon Bancorp, Inc.	10	130
Houlihan Lokey, Inc. - Class A	4	454
I3 Verticals, Inc. - Class A (a)	6	140
Independence Holdings, LLC	20	1,046
Independent Bank Corp.	8	404
Independent Bank Corporation	6	140
Independent Bank Group, Inc.	7	323
International Bancshares Corporation	11	627
International Money Express Inc. (a)	8	184
Invesco Ltd.	27	444
Investar Holding Corporation	2	36
Investors Title Company	—	79
James River Group, Inc.	9	79
Janus Henderson Group PLC	29	943
Jefferies Financial Group Inc.	3	110
Kearny Financial Corp	16	106
Kingstone Companies, Inc. (a)	1	6
Kingsway Financial Services Inc. (a)	2	16
Lakeland Bancorp, Inc.	13	162
Lakeland Financial Corporation	4	288
Lazard, Inc.	4	170
LCNB Corp.	3	43
LendingClub Corporation (a)	15	128
LendingTree, Inc. (a)	3	132
Lincoln National Corporation	9	282
Live Oak Bancshares, Inc.	8	318
Macatawa Bank Corporation	9	86
Maiden Holdings, Ltd. (a)	22	48
Mainstreet Bancshares, Inc.	1	26
MarketAxess Holdings Inc.	1	166
Marqeta, Inc. - Class A (a)	73	435
MBIA Inc. (a)	1	6
Mercantile Bank Corporation	4	158
Merchants Bancorp, Inc.	7	323
Mercury General Corporation	10	522
Meridian Bank	4	36
Metrocity Bankshares, Inc.	5	128
Metropolitan Bank Holding Corp. (a)	2	90
MGIC Investment Corporation	47	1,059
Mid Penn Bancorp, Inc.	4	72
Middlefield Banc Corp. (b)	—	12
Midland States Bancorp, Inc.	5	136
MidWestOne Financial Group, Inc.	4	100
Moelis & Company - Class A	11	604
Moneylion Technologies Inc. - Class A (a)	—	28
Mr. Cooper Group Inc. (a)	12	905
MVB Financial Corp.	3	66
National Bank Holdings Corporation - Class A	6	230
National Bankshares, Inc.	1	32
National Western Life Group, Inc. - Class A	1	418
Navient Corporation	22	382
NBT Bancorp Inc.	8	284
NCR Atleos Corporation (a)	12	229
Nelnet, Inc. - Class A	5	460
Nerdwallet, Inc. - Class A (a)	7	106
New York Community Bancorp, Inc. - Series A	17	56
NI Holdings Inc. (a)	3	48
Nicholas Financial, Inc. (a)	2	13
Nicolet Bankshares, Inc.	3	217
NMI Holdings, Inc. - Class A (a)	15	484
Northeast Bank	2	111
Northeast Community Bancorp, Inc.	3	54
Northfield Bancorp Inc.	11	108
Northrim Bancorp, Inc.	1	68
Northwest Bancshares, Inc.	24	283
Norwood Financial Corp.	2	44
Oak Valley Bancorp.	1	14
OceanFirst Financial Corp.	12	200
Ocwen Financial Corporation (a)	2	47
OFG Bancorp	9	320
Old National Bancorp	43	749
Old Republic International Corporation	16	501
Old Second Bancorp, Inc.	11	149
OP Bancorp	2	25
Open Lending Corporation - Class A (a)	19	119
Oportun Financial Corporation (a)	8	20
Oppenheimer Holdings Inc. - Class A	2	98
Origin Bancorp, Inc.	5	151
Orrstown Financial Services, Inc.	3	79
Oscar Health, Inc. - Class A (a)	32	473
P.C.B. Bancorp, Inc.	3	57
Pacific Premier Bancorp, Inc.	17	417
Palomar Holdings, Inc. (a)	4	374
Park National Corporation	3	415
Parke Bancorp, Inc.	3	50
Pathward Financial, Inc.	5	229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Paymentus Holdings, Inc. - Class A (a)	5	110
Payoneer Global Inc. (a)	60	291
Paysafe Limited (a)	11	174
Paysign, Inc. (a)	8	30
Peapack-Gladstone Financial Corporation	4	109
Penns Woods Bancorp, Inc.	2	32
PennyMac Financial Services, Inc.	9	817
Peoples Bancorp Inc.	7	212
Peoples Bancorp of North Carolina, Inc.	—	13
Peoples Financial Services Corp.	2	67
Pinnacle Financial Partners, Inc.	13	1,149
Piper Sandler Companies	3	648
PJT Partners Inc. - Class A	4	357
Plumas Bancorp	—	9
Ponce Financial Group, Inc. (a)	5	45
Popular, Inc.	13	1,104
PRA Group, Inc. (a)	7	183
Preferred Bank	3	229
Premier Financial Corporation	8	167
Primerica, Inc.	3	874
Primis Financial Corp.	7	80
Princeton Bancorp, Inc.	1	44
ProAssurance Corporation	13	163
PROG Holdings, Inc.	11	383
Prosperity Bancshares, Inc.	13	880
Provident Bancorp Inc. (a)	2	22
Provident Financial Services, Inc.	13	196
QCR Holdings, Inc.	4	232
Radian Group Inc.	26	876
RBB Bancorp	5	83
Red River Bancshares, Inc.	1	75
Regional Management Corp.	2	53
Remitly Global, Inc. (a)	31	636
Renasant Corporation	10	318
Repay Holdings Corporation - Class A (a)	17	191
Republic Bancorp, Inc. - Class A	4	195
Richmond Mutual Bancorporation, Inc.	3	32
Riverview Bancorp, Inc.	3	13
RLI Corp.	7	1,088
Root LLC - Class A (a)	1	59
S & T Bancorp, Inc.	7	227
Safety Insurance Group, Inc.	3	207
Sandy Spring Bancorp, Inc.	8	186
Seacoast Banking Corporation of Florida	14	352
Security National Financial Corporation - Class A (a)	3	27
Selective Insurance Group, Inc.	10	1,110
SelectQuote, Inc. (a)	3	5
ServisFirst Bancshares, Inc.	10	663
Shift4 Payments, LLC - Class A (a) (b)	8	545
Shore Bancshares, Inc.	8	97
Sierra BanCorp	4	78
Silvercrest Asset Management Group Inc. - Class A	2	36
Simmons First National Corporation - Class A	23	452
SiriusPoint Ltd. (a)	31	395
SLM Corporation	42	923
Smartfinancial, Inc.	4	88
South Plains Financial, Inc.	3	93
Southern First Bancshares, Inc. (a)	2	68
Southern Missouri Bancorp, Inc.	3	125
Southern States Bancshares, Inc.	2	43
Southside Bancshares, Inc.	6	167
Southstate Corporation	12	1,005
Stellar Bancorp, Inc.	8	205
StepStone Group Inc. - Class A	8	271
Sterling Bancorp, Inc. (a)	5	24
Stewart Information Services Corporation	5	330
Stifel Financial Corp.	16	1,266
Stock Yards Bancorp, Inc.	5	236
StoneX Group Inc. (a)	5	380
Summit Financial Group, Inc.	4	101
Synovus Financial Corp.	25	993
Territorial Bancorp Inc.	2	16
Texas Capital Bancshares, Inc. (a)	8	511
TFS Financial Corporation	29	367
The Bancorp, Inc. (a)	10	334
The First Bancorp, Inc.	3	66
The First of Long Island Corporation	5	54
The Hingham Institute for Savings	1	93
The Western Union Company	55	771
Third Coast Bancshares, Inc. (a)	1	28
Timberland Bancorp, Inc.	2	61
Tiptree Inc.	10	164
Tompkins Financial Corporation	3	174
TowneBank	13	373
TriCo Bancshares	6	224
Triumph Financial, Inc. (a)	4	333
Trupanion, Inc. (a) (b)	3	94
Trustco Bank Corp N Y	5	135
Trustmark Corporation	11	313
UMB Financial Corporation	9	768
United Bankshares, Inc.	25	881
United Community Banks, Inc.	20	521
United Fire Group, Inc.	6	140
Unity Bancorp, Inc.	3	73
Universal Insurance Holdings, Inc.	8	170
Univest Financial Corporation	7	152
Usio, Inc. (a)	5	8
Valley National Bancorp	87	694
Value Line, Inc.	—	20
Veritex Holdings, Inc.	8	173
Victory Capital Holdings, Inc. - Class A	9	398
Virginia National Bankshares Corporation	—	10
Virtu Financial, Inc. - Class A	18	361
Virtus Investment Partners, Inc.	1	316
Voya Financial, Inc.	5	354
WAFD, Inc.	15	428
Walker & Dunlop, Inc.	6	619
Washington Trust Bancorp, Inc.	4	115
Waterstone Financial, Inc.	5	65
Webster Financial Corporation	9	443
WesBanco, Inc.	11	322
West Bancorporation, Inc.	5	87
Westamerica Bancorporation	5	221
Western Alliance Bancorporation	17	1,116
Western New England Bancorp, Inc.	6	47
Westwood Holdings Group, Inc.	2	25
White Mountains Insurance Group Ltd	—	894
Wintrust Financial Corporation	11	1,116
WisdomTree, Inc.	35	323
World Acceptance Corporation (a)	1	205
WSFS Financial Corporation	11	504
Zions Bancorporation, National Association	23	1,014
Zurich American Corporation	12	718
		114,065
Consumer Discretionary 15.1%
1-800-Flowers.com, Inc. - Class A (a)	10	106
1stdibs.com, Inc. (a)	7	39
Abercrombie & Fitch Co. - Class A (a)	12	1,533
Academy Sports & Outdoors, Inc.	13	907
Accel Entertainment, Inc. (a)	14	168
Acushnet Holdings Corp.	12	784
Adient Public Limited Company (a)	17	550
ADT, Inc.	62	415
Adtalem Global Education Inc. (a)	8	400
Advance Auto Parts, Inc.	3	274
Allbirds, Inc. - Class A (a)	6	4
American Axle & Manufacturing Holdings, Inc. (a)	26	188
American Eagle Outfitters, Inc.	35	906
American Outdoor Brands, Inc. (a)	3	29
American Public Education, Inc. (a)	6	88
America's Car Mart, Inc. (a)	2	108
Ammo, Inc. (a)	25	68
Aramark Services, Inc.	37	1,195
Arhaus, Inc. - Class A (a)	10	159
Ark Restaurants Corp.	1	8
ARKO Corp. - Class A	23	131
Asbury Automotive Group, Inc. (a)	4	850
Autoliv, Inc.	1	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
AutoNation, Inc. (a)	7	1,139
Bally's Corporation (a)	10	141
Bassett Furniture Industries, Incorporated	2	34
Beazer Homes USA, Inc. (a)	7	225
Beyond, Inc. (a)	5	196
Big 5 Sporting Goods Corporation (b)	3	10
Big Lots, Inc. (b)	6	24
Biglari Holdings Inc. - Class A (a)	—	9
Biglari Holdings Inc. - Class B (a)	1	117
BJ's Restaurants, Inc. (a)	5	191
Bloomin' Brands, Inc.	13	387
Boot Barn Holdings, Inc. (a)	5	494
BorgWarner Inc.	5	182
Bowlero Corp. - Class A (b)	5	71
Boyd Gaming Corporation	—	26
Bright Horizons Family Solutions, Inc. (a)	10	1,129
Brinker International, Inc. (a)	9	429
Brunswick Corporation	12	1,149
Build-A-Bear Workshop, Inc.	4	107
Caleres, Inc.	8	321
Camping World Holdings, Inc. - Class A	6	171
Capri Holdings Limited (a)	8	358
CarParts.com, Inc. (a)	13	21
Carriage Services, Inc.	4	119
Carrols Holdco Inc.	13	120
Carter's, Inc.	6	547
Cavco Industries, Inc. (a)	2	613
Century Casinos, Inc. (a)	7	23
Century Communities, Inc.	6	547
Chegg, Inc. (a)	22	164
Choice Hotels International, Inc.	7	849
Chuy's Holdings, Inc. (a)	4	140
Citi Trends, Inc. (a)	3	72
CLARUS Corporation	9	63
Columbia Sportswear Company	10	847
Conn's, Inc. (a)	6	21
Container Store Group, Inc. The (a)	13	14
Cooper-Standard Holdings Inc. (a)	5	79
Coursera, Inc. (a)	27	378
Cracker Barrel Old Country Store, Inc. (b)	4	266
Cricut, Inc. - Class A (a)	2	10
Crocs, Inc. (a)	8	1,166
Culp, Inc. (a)	2	9
Dana Incorporated	26	333
Dave & Buster's Entertainment, Inc. (a)	8	486
Delta Apparel, Inc. (a)	2	6
Denny's Corporation (a)	12	112
Designer Brands Inc. - Class A	10	108
Destination XL Group, Inc. (a)	16	56
Dillard's, Inc. - Class A (b)	2	873
Dine Brands Global, Inc.	3	139
Dorman Products, Inc. (a)	6	535
Dream Finders Homes, Inc. - Class A (a)	4	187
Duluth Holdings Inc. - Class B (a)	6	31
Dutch Bros Inc. - Class A (a)	—	13
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	8	77
Escalade, Incorporated	3	42
Ethan Allen Interiors Inc.	6	194
ETSY, Inc. (a)	1	80
European Wax Center, Inc. - Class A (a)	8	104
Everi Holdings Inc. (a)	12	120
Figs, Inc. - Class A (a)	30	150
First Watch Restaurant Group, Inc. (a)	7	184
Flexsteel Industries, Inc.	1	43
Foot Locker, Inc.	17	471
Fossil Group, Inc. (a)	11	11
Fox Factory Holding Corp. (a)	7	377
Frontdoor, Inc. (a)	15	481
Full House Resorts, Inc. (a)	8	46
GameStop Corp. - Class A (a)	15	185
Gap, Inc., The	63	1,745
Garrett Motion Inc. (a)	31	303
Genesco Inc. (a)	3	86
Gentex Corporation	14	492
Gentherm Incorporated (a)	6	345
G-III Apparel Group, Ltd. (a)	10	300
Golden Entertainment, Inc.	1	48
Gopro Inc. - Class A (a)	29	66
Graham Holdings Co., Ltd. - Class B	1	507
Grand Canyon Education, Inc. (a)	5	705
Green Brick Partners, Inc. (a)	7	445
Group 1 Automotive, Inc.	3	784
GrowGeneration Corp. (a)	14	41
Guess ?, Inc. (b)	10	311
H & R Block, Inc.	25	1,223
Hamilton Beach Brands Holding Company - Class A	1	20
Hanesbrands Inc. (a)	62	359
Harley-Davidson, Inc.	20	861
Hasbro, Inc.	16	887
Haverty Furniture Companies, Inc.	3	119
Helen of Troy Limited (a)	4	478
Hibbett Inc.	3	221
Hilton Grand Vacations Inc. (a)	18	865
Holley Inc. (a)	17	77
Hooker Furnishings Corporation	3	73
Hovnanian Enterprises, Inc. - Class A (a)	1	203
Inspired Entertainment, Inc. (a)	6	60
Installed Building Products, Inc.	5	1,247
International Game Technology PLC	28	626
iRobot Corporation (a)	5	40
J.Jill, Inc. (a)	2	77
Jack in the Box Inc.	3	221
JAKKS Pacific, Inc. (a)	2	55
Johnson Outdoors Inc. - Class A	2	101
KB Home	13	953
Kohl's Corporation	19	561
Kontoor Brands, Inc.	10	596
Koss Corporation (a)	1	2
Krispy Kreme, Inc. (b)	15	226
Kura Sushi USA, Inc. (a) (b)	2	244
Lakeland Industries, Inc.	2	29
Lands' End, Inc. (a)	7	72
Landsea Homes Corporation (a)	8	117
Latham Group, Inc. (a)	23	91
Laureate Education, Inc. - Class A	28	405
La-Z-Boy Incorporated	8	300
Lazydays Holdings, Inc. (a) (b)	3	11
LCI Industries	5	576
Lear Corporation	—	24
Legacy Housing Corporation (a)	5	104
Leggett & Platt, Incorporated	22	422
Leslie's, Inc. (a)	28	180
Levi Strauss & Co. - Class A	11	214
LGI Homes, Inc. (a)	4	474
Life Time Group Holdings, Inc. (a)	19	291
Lifetime Brands, Inc.	5	55
Light & Wonder, Inc. (a)	8	788
Lincoln Educational Services Corporation (a)	7	77
Lindblad Expeditions, LLC (a)	6	56
Lithia Motors, Inc. - Class A	1	233
LL Flooring, Inc. (a)	7	12
M.D.C. Holdings, Inc.	2	148
M/I Homes, Inc. (a)	2	283
Macy's, Inc.	49	987
Malibu Boats, Inc. - Class A (a)	4	152
Marine Products Corporation	6	65
MarineMax, Inc. (a)	5	159
Marriott Vacations Worldwide Corporation	6	699
MasterCraft Boat Holdings, Inc. (a)	4	87
Mattel, Inc. (a)	40	791
Meritage Homes Corporation	2	411
Mister Car Wash, Inc. (a) (b)	3	26
Modine Manufacturing Company (a)	12	1,110
Mohawk Industries, Inc. (a)	9	1,135
Monarch Casino & Resort, Inc.	2	155
Monro, Inc.	6	204
Motorcar Parts of America, Inc. (a)	6	49
Movado Group, Inc.	4	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Murphy USA Inc.	2	964
Nathan's Famous, Inc.	1	62
National Vision Holdings, Inc. (a)	14	310
Newell Brands Inc.	57	459
Nishka, Inc. - Class A (a)	8	47
Noodles & Company - Class A (a)	11	20
Nordstrom, Inc.	28	562
Norwegian Cruise Line Holdings Ltd. (a)	34	718
Ollie's Bargain Outlet Holdings, Inc. (a)	11	838
OneSpaWorld Holdings Limited (a)	18	240
Onewater Marine Inc. - Class A (a)	2	44
Oxford Industries, Inc.	3	310
Papa John's International, Inc.	6	417
Patrick Industries, Inc.	4	504
PENN Entertainment, Inc. (a)	25	460
Perdoceo Education Corporation	15	257
Petco Health And Wellness Company, Inc. - Class A (a)	8	18
PetMed Express, Inc. (b)	5	24
Planet Fitness, Inc. - Class A (a)	10	657
Playa Hotels & Resorts N.V. (a)	25	245
PlayAGS, Inc. (a)	7	62
Polaris Inc.	6	611
Portillo's Inc. - Class A (a)	10	144
Potbelly Corporation (a)	7	84
Purple Innovation, Inc. (a) (b)	26	45
PVH Corp.	10	1,439
Quantumscape Battery, Inc. - Class A (a)	19	119
Qurate Retail, Inc. - Series A (a)	34	42
RCI Hospitality Holdings, Inc.	2	106
Red Robin Gourmet Burgers, Inc. (a)	3	25
Red Rock Resorts, Inc. - Class A	8	496
Revolve Group Inc. - Class A (a)	7	138
RH (a)	3	1,061
Rocky Brands, Inc.	2	53
Sabre Corporation (a)	46	110
Sally Beauty Holdings, Inc. (a)	17	207
Shake Shack, Inc. - Class A (a)	7	719
SharkNinja, Inc.	12	748
Shoe Carnival, Inc.	6	226
Signet Jewelers Limited	8	783
Six Flags Operations Inc. (a)	14	370
Skechers U.S.A., Inc. - Class A (a)	5	277
Skyline Champion Corporation (a)	10	833
Sleep Number Corporation (a)	5	77
Smith & Wesson Brands, Inc.	12	203
Soho House & Co Inc. - Class A (a) (b)	6	35
Solo Brands, Inc. - Class A (a)	15	33
Sonic Automotive, Inc. - Class A	4	250
Sonos, Inc. (a)	21	406
Sportsman's Warehouse Holdings, Inc. (a)	11	34
Standard Motor Products, Inc.	5	174
Steven Madden, Ltd.	13	567
Stitch Fix, Inc. - Class A (a)	19	51
Stoneridge, Inc. (a)	6	120
Strategic Education, Inc.	4	438
Strattec Security Corporation (a)	1	20
Stride, Inc. (a)	8	496
Superior Group of Companies, Inc.	3	57
Superior Industries International, Inc. (a)	7	19
Sweetgreen, Inc. - Class A (a)	17	431
Sypris Solutions, Inc. (a)	3	4
Tapestry, Inc.	9	432
Taylor Morrison Home II Corporation - Class A (a)	21	1,287
Tempur Sealy International, Inc.	10	594
Texas Roadhouse, Inc. - Class A	3	513
The Aaron's Company, Inc.	8	60
The Buckle, Inc.	9	346
The Cato Corporation - Class A	5	26
The Cheesecake Factory Incorporated	9	316
The Children's Place, Inc. (a)	3	40
The Goodyear Tire & Rubber Company (a)	50	682
The Lovesac Company (a)	4	83
The ODP Corporation (a)	7	377
The One Group Hospitality, Inc. (a)	8	42
The Wendy's Company	32	600
Thor Industries, Inc.	9	1,069
Thredup Inc. - Class A (a)	14	28
Tile Shop Holdings, Inc. (a)	10	68
Tilly's, Inc. - Class A (a)	4	29
Topgolf Callaway Brands Corp. (a)	32	521
Travel + Leisure Co.	13	644
TRI Pointe Homes Holdings, Inc. (a)	18	705
Under Armour, Inc. - Class A (a)	32	239
Under Armour, Inc. - Class C (a)	39	276
Unifi, Inc. (a)	4	27
United Parks And Resorts Inc. (a)	10	575
Universal Electronics Inc. (a)	3	34
Universal Technical Institute, Inc. (a)	10	165
Upbound Group, Inc.	10	353
Urban Outfitters, Inc. (a)	17	742
V.F. Corporation	31	478
Valvoline, Inc. (a)	24	1,060
Vera Bradley, Inc. (a)	8	52
Victoria's Secret & Co. (a)	12	238
Vince Holding Corp. (a)	1	3
Vista Outdoor Inc. (a)	10	339
Visteon Corporation (a)	5	588
Vizio Holding Corp. - Class A (a)	13	145
VOXX International Corporation - Class A (a)	7	57
Warby Parker Inc. - Class A (a)	12	168
Weyco Group, Inc.	3	81
Whirlpool Corporation	7	793
Wingstop Inc.	4	1,459
Winmark Corporation	1	275
Winnebago Industries, Inc.	6	408
Wolverine World Wide, Inc.	15	167
Worthington Industries, Inc.	9	561
Wyndham Hotels & Resorts, Inc.	12	931
XPEL, Inc. (a)	4	209
Xponential Fitness Inc. - Class A (a)	3	44
YETI Holdings, Inc. (a)	15	569
Zumiez Inc. (a)	5	77
		93,956
Information Technology 11.7%
3D Systems Corporation (a)	16	73
8X8, Inc. (a)	26	71
908 Devices Inc. (a)	5	41
A10 Networks, Inc.	18	246
ACI Worldwide, Inc. (a)	19	644
Adeia Inc.	20	223
Advanced Energy Industries, Inc.	7	683
Aehr Test Systems (a) (b)	7	90
Agilysys, Inc. (a)	5	425
Airgain, Inc. (a)	2	12
Alarm.Com Holdings, Inc. (a)	9	652
Alkami Technology, Inc. (a)	13	320
Allegro Microsystems Inc. (a)	19	522
Alpha and Omega Semiconductor Limited (a)	7	148
Altair Engineering Inc. - Class A (a)	9	733
Ambarella Inc. (a)	7	348
American Software, Inc. - Class A	8	93
Amkor Technology, Inc.	28	888
Amplitude Inc. - Class A (a)	4	39
Amtech Systems, Inc. (a)	3	17
AppFolio, Inc. - Class A (a)	—	39
Applied Optoelectronics, Inc. (a) (b)	8	118
Arrow Electronics, Inc. (a)	8	1,063
AstroNova, Inc. (a)	1	9
Aurora Innovations Inc. - Class A (a)	197	557
AvePoint, Inc. - Class A (a)	34	266
Aviat Networks, Inc. (a)	3	129
Avnet, Inc.	16	805
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	6	632
AXT, Inc. (a)	11	53
Backblaze Inc. - Class A (a)	3	29
Badger Meter, Inc.	5	859
Bel Fuse Inc. - Class B	3	168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Belden Inc.	7	654
Benchmark Electronics, Inc.	8	247
Bill Holdings, Inc. (a)	9	642
Blackbaud, Inc. (a)	9	692
Blackline, Inc. (a)	7	429
Box, Inc. - Class A (a)	22	626
Brightcove Inc. (a)	14	26
C3.ai, Inc. - Class A (a) (b)	1	24
Calix, Inc. (a)	12	386
Cambium Networks Corp. (a)	6	26
CCC Intelligent Solutions Holdings Inc. (a)	34	412
Cerence Inc. (a)	7	103
CEVA Inc. (a)	6	144
Ciena Corporation (a)	23	1,114
Cirrus Logic, Inc. (a)	10	890
Cleanspark Inc. (a)	32	671
Clear Secure, Inc. - Class A	9	185
Clearfield, Inc. (a)	1	39
Climb Global Solutions, Inc.	1	83
Coda Octopus Group, Inc. (a)	1	6
Cognex Corporation	13	551
Coherent Corp. (a)	24	1,425
Cohu, Inc. (a)	9	306
CommVault Systems, Inc. (a)	6	627
Comtech Telecommunications Corp. (a)	8	27
Consensus Cloud Solutions, Inc. (a)	4	64
CoreCard Corporation (a) (b)	1	16
Corsair Gaming, Inc. (a)	12	151
Couchbase, Inc. (a)	1	35
CPI Card Group Inc. (a)	2	39
Crane Nxt, Co.	8	522
Credo Technology Group Holding Ltd (a)	27	573
CS Disco, Inc. (a)	13	106
CTS Corporation	5	250
Daktronics, Inc. (a)	13	127
Diebold Nixdorf, Incorporated (a)	4	143
Digi International Inc. (a)	7	210
Digital Turbine USA, Inc. (a)	14	37
DigitalOcean Holdings, Inc. (a)	11	411
Diodes Incorporated (a)	8	582
Dolby Laboratories, Inc. - Class A	2	157
DoubleVerify Holdings, Inc. (a)	25	864
Dropbox, Inc. - Class A (a)	4	102
DXC Technology Company (a)	31	662
DZS, Inc. (a) (b)	8	10
E2Open Parent Holdings, Inc. - Class A (a)	20	88
Eastman Kodak Company (a)	14	68
Edgio, Inc. (a) (b)	1	11
Egain Corporation (a)	9	58
Enfusion, Inc. - Class A (a)	10	91
Envestnet, Inc. (a)	9	525
ePlus inc. (a)	5	384
Everbridge, Inc. (a)	10	334
EverCommerce Inc. (a)	5	50
Everspin Technologies, Inc. (a)	5	41
Extreme Networks, Inc. (a)	23	266
Fabrinet (a)	6	1,213
FARO Technologies, Inc. (a)	5	106
Fastly, Inc. - Class A (a)	24	312
Five9, Inc. (a)	4	242
Formfactor, Inc. (a)	13	579
Frequency Electronics, Inc. (a)	1	13
Freshworks, Inc. - Class A (a)	35	631
Genasys Inc. (a)	7	18
Grid Dynamics Holdings, Inc. - Class A (a)	15	182
GSI Technology, Inc. (a)	3	12
Guidewire Software, Inc. (a)	10	1,124
Harmonic, Inc. (a)	17	229
HashiCorp, Inc. - Class A (a)	17	469
Ichor Holdings, Ltd. (a)	6	246
Identiv, Inc. (a)	6	45
Immersion Corporation	10	74
Indie Semiconductor, Inc. - Class A (a) (b)	10	72
Infinera Corporation (a)	33	197
Informatica Inc. - Class A (a)	13	459
Information Services Group, Inc.	11	46
Insight Enterprises, Inc. (a)	6	1,146
Instructure Holdings, Inc. (a)	3	71
Intapp US, Inc. (a)	9	295
InterDigital, Inc. (b)	5	532
inTEST Corporation (a)	3	34
Intevac, Inc. (a)	8	29
ionQ, Inc. (a) (b)	11	111
IPG Photonics Corporation (a)	7	646
Issuer Direct Corporation (a)	1	11
Iteris, Inc. (a)	10	51
Itron, Inc. (a)	8	755
JAMF Holding Corp. (a)	19	348
JFROG Ltd (a)	17	748
Kimball Electronics Group, LLC (a)	6	131
Knowles Corporation (a)	17	276
Kulicke and Soffa Industries, Inc.	9	471
KVH Industries, Inc. (a)	5	23
Kyndryl Holdings, Inc. (a)	40	878
Lantronix, Inc. (a)	11	38
Littelfuse, Inc.	4	869
LivePerson, Inc. (a) (b)	10	10
LiveRamp Holdings, Inc. (a)	13	436
Lumentum Holdings Inc. (a)	10	459
Luna Innovations Incorporated (a)	9	27
MACOM Technology Solutions Holdings, Inc. (a)	12	1,180
Magnachip Semiconductor Corporation (a)	12	66
Matterport Operating, LLC - Class A (a)	56	128
MaxLinear, Inc. (a)	14	264
MeridianLink, Inc. (a)	4	71
Methode Electronics, Inc.	6	76
Mirion Technologies (US), Inc. - Class A (a)	34	385
Mitek Systems, Inc. (a)	11	157
MKS Instruments, Inc.	3	456
Model N, Inc. (a)	6	173
N-Able, Inc. (a)	23	295
Napco Security Technologies, Inc.	7	274
Navitas Semiconductor USA, Inc. (a)	23	110
nCino OpCo, Inc. (a)	13	487
NCR Voyix Corporation (a)	23	293
NETGEAR, Inc. (a)	7	117
NetScout Systems, Inc. (a)	13	290
Network-1 Technologies, Inc.	3	6
Nextnav Inc. (a) (b)	4	23
Nlight, Inc. (a)	11	140
Novanta Inc. (a)	6	1,095
NVE Corporation	1	118
Olo Inc. - Class A (a)	19	102
ON24, Inc.	10	74
One Stop Systems, Inc. (a) (b)	1	5
Onespan, Inc. (a)	11	125
Onto Innovation Inc. (a)	9	1,586
Osi Systems, Inc. (a)	3	447
PAR Technology Corporation (a) (b)	5	235
PC Connection, Inc.	5	333
PDF Solutions, Inc. (a)	8	284
Perficient, Inc. (a)	6	327
Photronics, Inc. (a)	12	330
Pixelworks, Inc. (a)	12	30
Plexus Corp. (a)	5	470
Power Integrations, Inc.	10	713
Powerfleet Inc. (a) (b)	8	43
Powerschool Holdings, Inc. - Class A (a)	30	638
Progress Software Corporation	7	365
Q2 Holdings, Inc. (a)	10	517
Qualys, Inc. (a)	6	1,006
Rambus Inc. (a)	18	1,135
Red Violet, Inc. (a)	3	61
Ribbon Communications Inc. (a)	41	131
Richardson Electronics, Ltd.	4	36
Rimini Street, Inc. (a)	17	55
Riot Platforms, Inc. (a)	40	493
Rogers Corporation (a)	3	315
Sanmina Corporation (a)	10	636
Sapiens International Corporation N.V.	10	314

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
ScanSource, Inc. (a)	6	262
Secureworks Corp. - Class A (a)	3	21
Semrush Holdings, Inc. - Class A (a)	8	111
Semtech Corporation (a)	11	293
SentinelOne, Inc. - Class A (a)	36	840
Silicon Laboratories Inc. (a)	6	795
Sitime Corporation (a)	3	263
Skywater Technology, Inc. (a)	6	57
SMART Global Holdings, Inc. (a)	9	237
SmartRent, Inc. - Class A (a)	41	110
Smartsheet Inc. - Class A (a)	5	180
SolarWinds Corporation (a)	26	323
Soundthinking, Inc. (a)	3	51
Sprinklr, Inc. - Class A (a)	20	247
SPS Commerce, Inc. (a)	6	1,181
Synaptics Incorporated (a)	7	647
Synchronoss Technologies, Inc. (a)	1	5
Telos Corporation (a)	17	70
Teradata Corporation (a)	17	664
The Hackett Group, Inc.	7	160
Thoughtworks Holding, Inc. (a)	5	13
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	300
Tucows Inc. - Class A (a) (b)	1	15
Turtle Beach Corporation (a)	4	70
Ultra Clean Holdings, Inc. (a)	8	382
Unisys Corporation (a)	15	72
Universal Display Corporation	3	541
Upland Software, Inc. (a)	5	14
Varonis Systems, Inc. (a)	12	589
Veeco Instruments Inc. (a)	10	347
Verint Systems Inc. (a)	11	365
Vertex, Inc. - Class A (a)	10	320
Viant Technology Inc. - Class A (a)	3	28
Viavi Solutions Inc. (a)	39	353
Vishay Intertechnology, Inc.	23	518
Vishay Precision Group, Inc. (a)	4	130
Vontier Corporation	26	1,160
Wolfspeed, Inc. (a)	2	56
Xerox Holdings Corporation	28	509
Xperi Inc. (a)	9	103
Yext, Inc. (a)	22	135
		72,528
Health Care 11.0%
10X Genomics, Inc. - Class A (a)	13	480
2Seventy Bio, Inc. (a)	3	16
4D Molecular Therapeutics, Inc. (a)	7	236
Aadi Bioscience, Inc. (a)	6	14
AbSci Corporation (a) (b)	16	89
AC Immune SA (a)	2	5
Acadia Healthcare Company, Inc. (a)	13	1,018
Accolade, Inc. (a)	18	190
Accuray Incorporated (a)	25	61
Aclaris Therapeutics, Inc. (a)	9	11
Actinium Pharmaceuticals, Inc. (a)	5	37
Acumen Pharmaceuticals, Inc. (a) (b)	2	7
AdaptHealth LLC - Class A (a)	7	85
Adaptive Biotechnologies Corporation (a)	30	97
Addus HomeCare Corporation (a)	3	314
Adicet Therapeutics, Inc. (a) (b)	8	20
ADMA Biologics, Inc. (a)	45	297
Adverum Biotechnologies, Inc. (a)	1	19
Aerovate Therapeutics Inc. (a)	1	35
Affimed N.V. (a)	1	3
Agiliti, Inc. (a)	12	117
Agilon Health Management, Inc. (a) (b)	10	61
Agios Pharmaceuticals, Inc. (a)	10	299
Ais Operating Co. Inc. (a)	6	257
Aldeyra Therapeutics, Inc. (a)	17	56
Alector, Inc. (a)	17	103
Alkermes Public Limited Company (a)	30	812
Allakos Inc. (a)	18	23
Allogene Therapeutics, Inc. (a)	32	142
Allovir, Inc. (a)	11	8
Altimmune, Inc. (a) (b)	12	118
ALX Oncology Holdings Inc. (a) (b)	1	11
Amedisys, Inc. (a)	6	562
American Well Corporation - Class A (a)	34	28
AMN Healthcare Services, Inc. (a)	7	450
Amneal Pharmaceuticals, Inc. - Class A (a)	50	301
Amphastar Pharmaceuticals, Inc. (a)	11	468
Anaptysbio, Inc. (a)	5	116
AngioDynamics, Inc. (a)	8	48
ANI Pharmaceuticals, Inc. (a)	5	352
Anika Therapeutics, Inc. (a)	4	95
Annexon, Inc. (a)	10	69
Apyx Medical Corporation (a)	7	9
Aravas Inc. (a)	2	11
Arcturus Therapeutics Holdings Inc. (a)	7	228
Arcus Biosciences, Inc. (a)	13	242
Ardelyx, Inc. (a)	19	141
ARS Pharmaceuticals, Inc. (a)	3	34
Artivion, Inc. (a)	11	232
Arvinas Operations, Inc. (a)	2	69
Asensus Surgical, Inc. (a)	5	1
Assertio Holdings, Inc. (a)	5	5
Astrana Health, Inc. (a)	9	386
Athira Pharma, Inc. (a)	6	16
AtriCure, Inc. (a)	8	241
Atrion Corporation	—	168
Atyr Pharma, Inc. (a)	2	3
Aura Biosciences, Inc. (a)	4	33
Avanos Medical, Inc. (a)	10	195
Avidity Biosciences, Inc. (a)	17	425
Avita Medical Pty Limited (a)	1	17
AxoGen, Inc. (a)	9	73
Axonics, Inc. (a)	8	518
Azenta, Inc. (a)	9	558
Beam Therapeutics Inc. (a)	9	301
Beyond Air, Inc. (a)	3	5
Bioatla, Inc. (a)	1	4
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	5
BioLife Solutions, Inc. (a)	9	168
Biomea Fusion, Inc. (a) (b)	3	52
Bionano Genomics, Inc. (a) (b)	6	7
Biote Corp. - Class A (a)	2	10
Bioventus Inc. - Class A (a)	7	34
Black Diamond Therapeutics, Inc. (a)	11	57
Bluebird Bio, Inc. (a) (b)	29	37
Brookdale Senior Living Inc. (a)	39	260
C4 Therapeutics, Inc. (a) (b)	13	108
Cabaletta Bio, Inc. (a)	3	48
Caredx, Inc. (a)	10	109
Caribou Biosciences, Inc. (a)	18	92
CASI Pharmaceuticals, Inc. (a)	2	6
Cassava Sciences, Inc. (a) (b)	—	9
Castle Biosciences, Inc. (a)	6	130
Catalent, Inc. (a)	3	172
Catalyst Pharmaceuticals, Inc. (a)	17	275
Celcuity Inc. (a)	—	2
Century Therapeutics, Inc. (a)	1	5
Certara, Inc. (a)	25	448
Chinook Therapeutics, Inc. (a) (d)	3	3
Codexis, Inc. (a)	10	34
Cogent Biosciences, Inc. (a)	18	122
Collegium Pharmaceutical, Inc. (a)	7	283
Community Health Systems, Inc. (a)	30	104
Compass Therapeutics, Inc. (a)	5	10
CONMED Corporation	5	419
Corcept Therapeutics Incorporated (a)	17	432
CorVel Corporation (a)	3	835
Corvus Pharmaceuticals, Inc. (a)	5	9
Crinetics Pharmaceuticals, Inc. (a)	12	548
CRISPR Therapeutics AG (a) (b)	13	917
Cross Country Healthcare, Inc. (a)	8	147
Cryoport, Inc. (a)	9	161
Cue Biopharma, Inc. (a) (b)	10	20
Cullinan Oncology, LLC (a)	7	125
Cumberland Pharmaceuticals, Inc. (a)	3	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Curis, Inc. (a)	1	10
Cytek Biosciences, Inc. (a)	7	49
Deciphera Pharmaceuticals, Inc. (a)	12	187
Definitive Healthcare Corp. - Class A (a)	15	121
Denali Therapeutics Inc. (a)	10	207
Dentsply Sirona Inc.	31	1,025
Design Therapeutics, Inc. (a)	3	12
Dianthus Therapeutics, Inc. (a) (b)	2	60
Dot Therapeutics-2, Inc. (a)	13	220
Doximity, Inc. - Class A (a)	19	503
Dynavax Technologies Corporation (a)	22	275
Eagle Pharmaceuticals, Inc. (a) (b)	3	16
Edgewise Therapeutics, Inc. (a)	10	177
Editas Medicine, Inc. (a)	19	140
Elanco Animal Health Incorporated (a)	74	1,203
Electromed, Inc. (a)	1	13
Elevation Oncology, Inc. (a)	4	19
Elicio Operating Company, Inc. (a)	—	1
Embecta Corp.	10	139
Emergent BioSolutions Inc. (a)	8	21
Enanta Pharmaceuticals, Inc. (a)	5	85
Encompass Health Corporation	10	845
Enhabit Inc. (a)	14	160
Enovis Corporation (a)	10	608
Envista Holdings Corporation (a)	20	429
Enzo Biochem, Inc. (a)	10	12
Erasca, Inc. (a)	5	10
Eton Pharmaceuticals, Inc. (a)	1	3
Evolent Health, Inc. - Class A (a)	20	657
Exagen Inc. (a)	1	1
Exelixis, Inc. (a)	39	930
Eyepoint Pharmaceuticals, Inc. (a)	2	38
Fate Therapeutics, Inc. (a)	12	91
Fonar Corporation (a)	1	25
Fulcrum Therapeutics, Inc. (a)	12	117
Fulgent Genetics, Inc. (a)	6	131
G1 Therapeutics, Inc. (a)	9	37
Generation Bio Co. (a)	10	39
Glaukos Corporation (a)	8	797
GlycoMimetics, Inc. (a) (b)	7	21
GoodRx Holdings, Inc. - Class A (a)	14	101
Gritstone Bio, Inc. (a) (b)	13	34
Haemonetics Corporation (a)	8	689
Halozyme Therapeutics, Inc. (a)	17	693
Harmony Biosciences Holdings Inc. (a)	10	352
Harvard Bioscience, Inc. (a)	9	38
Health Catalyst, Inc. (a)	13	102
HealthEquity, Inc. (a)	14	1,135
Healthstream, Inc.	7	188
HilleVax, Inc. (a)	8	137
Hims & Hers Health, Inc. - Class A (a)	31	481
Horizon Orphan LLC (a)	7	62
iCAD, Inc. (a)	3	5
ICU Medical, Inc. (a)	2	184
IDEAYA Biosciences, Inc. (a)	13	569
IGM Biosciences, Inc. (a) (b)	3	27
Immunic, Inc. (a) (b)	1	1
ImmunoPrecise Antibodies Ltd. (a) (b)	—	1
Immunovant, Inc. (a)	22	705
Inari Medical, Inc. (a)	9	415
InfuSystem Holdings, Inc. (a)	5	45
Innoviva, Inc. (a)	14	217
Inogen, Inc. (a)	6	46
Inozyme Pharma, Inc. (a) (b)	9	65
Inspire Medical Systems, Inc. (a)	2	411
Integer Holdings Corporation (a)	6	710
Integra LifeSciences Holdings Corporation (a)	15	515
Intellia Therapeutics, Inc. (a)	13	355
Intra-Cellular Therapies, Inc. (a)	2	151
Iovance Biotherapeutics, Inc. (a)	46	680
Iradimed Corp.	3	131
Iteos Therapeutics, Inc. (a)	7	97
Janux Therapeutics, Inc. (a) (b)	1	45
Jazz Pharmaceuticals Public Limited Company (a)	4	476
KalVista Pharmaceuticals Inc. (a)	7	83
Keros Therapeutics, Inc. (a)	3	177
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	133
Kinnate Biopharma Inc. (a) (b)	1	2
Kodiak Sciences Inc. (a)	11	56
Krystal Biotech, Inc. (a)	5	808
Kura Oncology, Inc. (a)	17	368
Kymera Therapeutics, Inc. (a)	5	219
Lantheus Holdings, Inc. (a)	11	660
Larimar Therapeutics, Inc. (a)	8	59
Leap Therapeutics, Inc. (a)	3	7
LeMaitre Vascular, Inc.	4	253
Lensar, Inc. (a)	1	4
LENZ Therapeutics, Inc. (a)	2	39
Lifestance Health Group, Inc. (a) (b)	3	17
Ligand Pharmaceuticals Incorporated (a)	3	224
Lineage Cell Therapeutics, Inc. (a) (b)	4	7
LivaNova PLC (a)	10	537
Lyell Immunopharma Inc. (a)	2	4
Lyra Therapeutics, Inc. (a)	11	66
MacroGenics, Inc. (a)	15	224
Maravai LifeSciences Holdings, Inc. - Class A (a)	23	195
Masimo Corporation (a)	4	588
MaxCyte, Inc. (a)	24	101
MediciNova, Inc. (a)	3	4
MeiraGTx Holdings plc (a)	12	73
Merit Medical Systems, Inc. (a)	10	778
Merrimack Pharmaceuticals, Inc. (a)	4	57
Mesa Laboratories, Inc.	1	122
Milestone Pharmaceuticals Inc. (a)	2	3
MiMedx Group, Inc. (a)	22	170
ModivCare Inc. (a)	4	83
Monte Rosa Therapeutics, Inc. (a)	3	18
Morphic Holding, Inc. (a)	5	161
Myriad Genetics, Inc. (a)	15	322
National HealthCare Corporation	3	294
National Research Corporation	5	201
Nektar Therapeutics (a)	34	32
Neogen Corporation (a)	3	53
Neogenomics, Inc. (a)	21	333
Neuronetics, Inc. (a)	7	33
Nevro Corp. (a)	5	74
Nextcure, Inc. (a)	6	14
NGM Biopharmaceuticals, Inc. (a)	12	19
Nkarta, Inc. (a)	6	65
Nurix Therapeutics, Inc. (a)	11	154
Nuvalent, Inc. - Class A (a)	3	256
Olema Pharmaceuticals Inc. (a)	13	149
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	124
Omnicell, Inc. (a)	7	218
OPKO Health, Inc. (a) (b)	97	116
OptimizeRX Corporation (a)	4	47
Option Care Health, Inc. (a)	29	979
Orasure Technologies, Inc. (a)	20	122
Organogenesis Holdings Inc. - Class A (a)	19	55
Organon & Co.	28	520
Oric Pharmaceuticals, Inc. (a) (b)	1	12
Orthofix Medical Inc. (a)	8	121
Orthopediatrics Corp. (a)	5	150
Outset Medical, Inc. (a)	8	17
Ovid Therapeutics Inc. (a)	7	23
Owens & Minor, Inc. (a)	14	380
Pacific Biosciences of California, Inc. (a)	43	162
Pacira Pharmaceuticals, Inc. (a)	8	229
Paragon 28, Inc. (a)	3	34
Patterson Companies, Inc.	17	463
PDL BioPharma, Inc. (a) (d)	14	17
Pediatrix Medical Group, Inc. (a)	17	166
Perrigo Company Public Limited Company	23	755
Personalis, Inc. (a)	5	8
PetIQ, Inc. - Class A (a)	8	148
Phibro Animal Health Corporation - Class A	5	66
Phreesia, Inc. (a)	5	117
Pliant Therapeutics, Inc. (a)	2	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
PMV Pharmaceuticals, Inc. (a)	10	17
Poseida Therapeutics, Inc. (a)	21	68
Pphm, Inc. (a)	11	77
Praxis Precision Medicines, Inc. (a)	2	106
Precigen, Inc. (a) (b)	6	9
Prelude Therapeutics Incorporated (a)	3	15
Premier Healthcare Solutions, Inc. - Class A	20	451
Prestige Consumer Healthcare Inc. (a)	9	647
Privia Health Group Inc. (a)	14	282
Progyny, Inc. (a)	15	566
ProPhase Labs, Inc. (a) (b)	3	19
Protagonist Therapeutics, Inc. (a)	12	348
Prothena Corporation Public Limited Company (a)	9	211
Pulmonx Corporation (a)	9	81
Puma Biotechnology, Inc. (a)	10	55
Pyxis Oncology, Inc. (a)	4	17
Quanterix Corporation (a)	9	207
Quidelortho Corporation (a)	11	518
R1 RCM Holdco Inc. (a)	40	511
RadNet, Inc. (a)	14	672
Rallybio Corporation (a)	2	3
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	80
Regenxbio Inc. (a)	10	216
Relay Therapeutics, Inc. (a)	16	133
Relmada Therapeutics, Inc. (a) (b)	5	24
Reneo Pharmaceuticals, Inc. (a)	—	—
Renovaro Inc. (a)	8	21
Repare Therapeutics Inc. (a) (b)	4	18
Replimune Group, Inc. (a)	11	90
Revolution Medicines, Inc. (a)	9	287
Rocket Pharmaceuticals, Inc. (a)	11	301
RxSight, Inc. (a)	3	129
Sage Therapeutics Inc. (a)	10	193
Sanara Medtech Inc. (a)	—	16
Sangamo Therapeutics, Inc. (a)	53	35
Scholar Rock Holding Corporation (a)	5	85
Schrodinger, Inc. (a)	7	191
scPharmaceuticals Inc. (a)	2	11
Seer, Inc. - Class A (a)	6	12
Select Medical Holdings Corporation	22	665
Semler Scientific, Inc. (a)	2	59
Sensus Healthcare, Inc. (a)	2	9
Sera Prognostics, Inc. - Class A (a)	3	30
Sgry, LLC (a)	22	645
SI-BONE, Inc. (a)	8	127
SIGA Technologies, Inc.	20	175
Sight Sciences, Inc. (a)	4	21
Silk Road Medical, Inc. (a)	—	7
Simulations Plus, Inc.	4	185
Sotera Health LLC (a)	44	524
Spero Therapeutics, Inc. (a)	10	17
Springworks Therapeutics, Inc. (a)	11	526
Spruce Biosciences, Inc. (a)	—	—
STAAR Surgical Company (a)	7	253
Standard Biotools Inc. (a) (b)	7	19
Stereotaxis, Inc. (a)	5	13
Stoke Therapeutics, Inc. (a) (b)	9	121
Supernus Pharmaceuticals, Inc. (a)	10	329
Surmodics, Inc. (a)	4	103
Sutro Biopharma, Inc. (a)	12	66
Tactile Systems Technology, Inc. (a)	6	96
Tandem Diabetes Care, Inc. (a)	4	159
Taro Pharmaceutical Industries Ltd (a)	4	183
Tarsus Pharmaceuticals, Inc. (a)	6	232
Teladoc Health, Inc. (a)	30	453
Tenet Healthcare Corporation (a)	9	902
Terns Pharmaceuticals, Inc. (a)	4	23
The Ensign Group, Inc.	10	1,223
The Joint Corp (a)	4	50
The Pennant Group, Inc. (a)	8	156
Theravance Biopharma, Inc. (a) (b)	3	23
Treace Medical Concepts, Inc. (a)	7	91
TruBridge, Inc. (a)	4	33
Twist Bioscience Corporation (a)	10	346
U. S. Physical Therapy, Inc.	3	288
UFP Technologies, Inc. (a)	2	476
Utah Medical Products, Inc.	1	68
Vanda Pharmaceuticals Inc. (a)	14	57
Varex Imaging Corporation (a)	9	164
Ventyx Biosciences, Inc. (a)	—	2
Vera Therapeutics, Inc. - Class A (a)	1	60
Veracyte, Inc. (a)	13	280
Veradigm Inc. (a)	14	108
Verastem, Inc. (a) (b)	5	58
Vericel Corporation (a)	8	411
Verrica Pharmaceuticals Inc. (a) (b)	4	21
Verve Therapeutics, Inc. (a)	1	18
Viking Therapeutics, Inc. (a)	2	159
VIR Biotechnology, Inc. (a)	14	142
VistaGen Therapeutics, Inc. (a)	3	18
Voyager Therapeutics, Inc. (a)	11	99
Werewolf Therapeutics, Inc. (a)	5	32
X4 Pharmaceuticals Inc. (a) (b)	5	7
Xbiotech Inc (a) (b)	6	49
Xencor, Inc. (a)	10	231
Xenon Pharmaceuticals Inc. (a)	2	104
Xeris Biopharma Holdings, Inc. (a)	1	3
Y-mAbs Therapeutics, Inc. (a) (b)	8	137
Zentalis Pharmaceuticals, Inc. (a)	2	34
ZimVie Inc. (a)	5	89
Zymeworks Inc. (a)	5	52
		68,074
Energy 6.7%
Adams Resources & Energy, Inc.	1	23
Amplify Energy Corp. (a)	9	62
Antero Midstream Corporation	84	1,182
Antero Resources Corporation (a)	45	1,294
Archrock, Inc.	27	529
Ardmore Shipping Services (Ireland) Limited	10	157
Berry Corporation (Bry)	20	158
Bristow Holdings U.S. Inc. (a)	6	176
Cactus, Inc. - Class A	10	519
California Resources Corporation	12	651
Callon Petroleum Company (a)	11	398
Centrus Energy Corp. - Class A (a)	3	141
ChampionX Corporation	32	1,163
Chord Energy Corporation	6	1,090
Civitas Resources, Inc.	15	1,126
Clean Energy Fuels Corp. (a)	48	128
CNX Resources Corporation (a)	31	726
Comstock Resources, Inc. (b)	47	432
CONSOL Energy Inc.	6	499
Core Laboratories LP	10	172
Crescent Energy Company - Class A	13	156
CVR Energy, Inc.	15	534
Delek US Holdings, Inc.	10	321
DHT Holdings, Inc.	31	355
DMC Global Inc. (a)	5	104
Dorian LPG Ltd.	10	384
Dril-Quip, Inc. (a)	8	175
DT Midstream, Inc.	17	1,018
enCore Energy Corp. (a)	31	136
Enlink Midstream, LLC	76	1,041
Epsilon Energy Ltd.	5	27
Equitrans Midstream Corporation	73	913
Evolution Petroleum Corporation	9	53
Excelerate Energy, Inc. - Class A	3	49
Expro Group Holdings N.V. (a)	16	327
Forum Energy Technologies, Inc. (a)	2	44
FutureFuel Corp.	10	84
Geospace Technologies Corporation (a)	3	46
Gevo, Inc. (a)	5	4
Green Plains Inc. (a)	11	249
Gulf Island Fabrication, Inc. (a)	2	12
Gulfport Energy Operating Corporation (a)	3	486
Hallador Energy Company (a)	8	42
Helix Energy Solutions Group, Inc. (a)	30	325
Helmerich & Payne, Inc.	19	782
Independence Contract Drilling, Inc. (a)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
International Seaways, Inc.	9	481
Kinetik Holdings Inc. - Class A	8	319
KLX Energy Services Holdings, Inc. (a) (b)	1	7
Kosmos Energy Ltd. (a)	76	451
Liberty Energy Inc. - Class A	30	614
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	31	810
Mammoth Energy Services, Inc. (a)	11	40
Matador Resources Company	18	1,179
Murphy Oil Corporation	23	1,046
Nabors Industries Ltd. (a)	2	188
NACCO Industries, Inc. - Class A	2	53
Natural Gas Services Group, Inc. (a)	3	58
New Fortress Energy Inc. - Class A (b)	15	460
Newpark Resources, Inc. (a)	20	144
Nine Energy Service, Inc. (a) (b)	11	24
Nordic American Tankers Limited	48	188
Northern Oil and Gas Incorporated	10	401
NOV Inc.	31	601
Oceaneering International, Inc. (a)	18	429
Oil States International, Inc. (a)	16	96
Opal Fuels Inc. - Class A (a)	2	10
Overseas Shipholding Group, Inc. - Class A	21	136
Par Pacific Holdings, Inc. (a)	10	385
Patterson-UTI Energy, Inc.	2	26
PBF Energy Inc. - Class A	21	1,194
Peabody Energy Corporation	24	586
PEDEVCO Corp. (a)	7	5
Phx Minerals Inc. - Class A	10	33
Primeenergy Resources Corporation (a)	—	45
Propetro Holding Corp. (a)	25	199
Range Resources Corporation	17	600
Ranger Energy Services, Inc. - Class A	6	64
REX American Resources Corporation (a)	4	245
Riley Exploration - Permian, LLC	1	28
Ring Energy Inc. (a) (b)	18	36
RPC, Inc.	34	265
SandRidge Energy, Inc.	8	123
Scorpio Tankers Inc.	9	673
SEACOR Marine Holdings Inc. (a)	7	102
Seadrill Limited (a)	10	501
Select Energy Services, Inc. - Class A	24	218
SFL Corporation Ltd.	25	327
SilverBow Resources, Inc. (a)	4	148
SM Energy Company	21	1,046
Smart Sand, Inc. (a)	10	18
Solaris Oilfield Infrastructure, Inc. - Class A	8	71
Southwestern Energy Company (a)	160	1,216
STR Sub Inc. - Class A	8	188
Talos Energy Inc. (a)	19	261
TechnipFMC PLC	35	868
Teekay Shipping (Canada) Ltd. (a)	24	174
Teekay Tankers Ltd. - Class A	6	341
TETRA Technologies, Inc. (a)	32	143
Tidewater Inc. (a)	10	881
Transocean Ltd. (a) (c)	131	825
U.S. Silica Holdings, Inc. (a)	17	215
Uranium Energy Corp. (a)	69	466
Valaris Limited (a)	11	863
Vital Energy, Inc. (a)	5	239
Vitesse Energy, Inc.	5	123
W&T Offshore, Inc.	33	87
Weatherford International Public Limited Company (a)	13	1,445
World Kinect Corporation	11	302
		41,603
Materials 6.2%
Advanced Emissions Solutions, Inc. (a)	3	23
AdvanSix Inc.	6	165
Alcoa Corporation	21	706
Alpha Metallurgical Resources, Inc.	2	820
Alto Ingredients, Inc. (a)	20	43
American Vanguard Corporation	6	79
Ampco-Pittsburgh Corporation (a)	3	6
Arcadium Lithium PLC (a)	67	288
Arch Resources, Inc. - Class A	3	500
Ardagh Metal Packaging S.A.	48	165
Ascent Industries Co. (a)	2	18
Ashland Inc.	9	882
Aspen Aerogels, Inc. (a)	12	203
ATI Inc. (a)	22	1,142
Avient Corporation	16	691
Axalta Coating Systems Ltd. (a)	20	701
Balchem Corporation	6	880
Berry Global Group, Inc.	3	152
Bioceres Crop Solutions Corp. (a)	2	22
Cabot Corporation	10	903
Caledonia Mining Corporation PLC	3	28
Carpenter Technology Corporation	9	617
Century Aluminum Company (a)	21	320
Clearwater Paper Corporation (a)	3	149
Coeur Mining, Inc. (a)	64	242
Commercial Metals Company	21	1,219
Compass Minerals International, Inc.	7	109
Core Molding Technologies, Inc. (a)	—	4
Dakota Gold Corp. (a)	3	7
Eagle Materials Inc.	6	1,667
Ecovyst Inc. (a)	20	224
Element Solutions Inc.	43	1,070
Ferroglobe PLC	37	186
Fortitude Gold Corporation	2	12
Friedman Industries, Incorporated	2	28
Gatos Silver, Inc. (a)	12	101
Glatfelter Corporation (a)	11	21
Graphic Packaging Holding Company	28	816
Greif, Inc. - Class A	4	309
Greif, Inc. - Class B	3	191
H.B. Fuller Company	10	777
Hawkins, Inc.	5	375
Haynes International, Inc.	3	178
Hecla Mining Company	112	541
Huntsman Corporation	28	733
Ingevity Corporation (a)	6	286
Innospec Inc.	4	532
Intrepid Potash, Inc. (a)	3	71
Kaiser Aluminum Corporation	2	215
Knife River Corporation (a)	10	793
Koppers Holdings Inc.	5	263
Kronos Worldwide, Inc.	11	131
Louisiana-Pacific Corporation (W VA)	12	985
LSB Industries, Inc. (a)	18	158
Materion Corporation	4	462
MATIV Holdings, Inc.	12	225
Mercer International Inc.	17	167
Metallus Inc. (a)	10	218
Minera Andes Inc. (a)	—	4
Minerals Technologies Inc.	6	435
MP Materials Corp. - Class A (a)	22	308
Myers Industries, Inc.	8	187
NewMarket Corporation	2	1,034
Nexa Resources S.A. (a)	9	62
O-I Glass, Inc. (a)	28	458
Olin Corporation	18	1,077
Olympic Steel, Inc.	3	195
Orion Engineered Carbons Finance & Co. S.C.A.	12	271
Perimeter Solutions (a)	9	66
Piedmont Lithium Inc. (a) (b)	2	32
Quaker Chemical Corporation	3	566
Radius Recycling, Inc. - Class A	7	142
Ramaco Resources, Inc. - Class A	9	144
Ramaco Resources, Inc. - Class B	2	22
Ranpak Holdings Corp - Class A (a)	17	137
Rayonier Advanced Materials Inc. (a)	17	83
Reynolds Group Holdings Limited	20	286
Royal Gold, Inc.	6	722
Ryerson Holding Corporation	7	242
Sealed Air Corporation	18	664
Sensient Technologies Corporation	7	514
Silgan Holdings Inc.	19	899
Smith-Midland Corporation (a)	1	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sonoco Products Company	16	951
Standard Lithium Ltd. (a) (b)	6	7
Stepan Company	4	374
Summit Materials, Inc. - Class A (a)	25	1,102
SunCoke Energy, Inc.	19	218
Sylvamo Corporation	7	404
The Chemours Company	25	644
Tredegar Corporation	8	54
TriMas Corporation	8	212
Tronox Holdings PLC	27	464
United States Lime & Minerals, Inc.	1	372
United States Steel Corporation	26	1,046
Universal Stainless & Alloy Products, Inc. (a)	2	42
Warrior Met Coal, Inc.	9	539
Worthington Steel, Inc.	9	323
		38,177
Consumer Staples 4.2%
Alico, Inc.	2	57
B&G Foods, Inc.	10	111
Bellring Intermediate Holdings, Inc. (a)	26	1,534
Calavo Growers, Inc.	5	127
Cal-Maine Foods, Inc.	8	444
Central Garden & Pet Company (a)	2	85
Central Garden & Pet Company - Class A (a)	10	357
Coca-Cola Consolidated, Inc.	1	1,223
Darling Ingredients Inc. (a)	16	731
Del Monte Fresh Produce Company	8	214
Dole Public Limited Company	1	12
e.l.f. Beauty, Inc. (a)	9	1,825
Edgewell Personal Care Colombia S A S	9	356
Energizer Holdings, Inc.	8	250
Farmer Bros. Co. (a)	4	15
Flowers Foods, Inc.	35	842
Freshpet, Inc. (a)	8	967
Grocery Outlet Holding Corp. (a)	16	463
Hain Celestial Group, Inc., The (a)	17	134
Herbalife Nutrition Ltd. (a)	16	161
Ingles Markets, Incorporated - Class A	3	209
Ingredion Incorporated	9	1,029
Inter Parfums, Inc.	5	761
J&J Snack Foods Corp.	3	460
John B. Sanfilippo & Son, Inc.	2	204
Lancaster Colony Corporation	5	984
LifeVantage Corporation	2	11
Lifeway Foods, Inc. (a)	3	45
Limoneira Company	5	96
Mama's Creations, Inc. (a)	8	40
Medifast, Inc.	2	84
MGPI Processing, Inc.	4	315
Mission Produce, Inc. (a)	14	168
National Beverage Corp. (a)	11	508
Natural Alternatives International, Inc. (a)	1	5
Natural Grocers By Vitamin Cottage, Inc.	7	118
Natural Health Trends Corp.	1	6
Nature's Sunshine Products, Inc. (a)	5	99
Nu Skin Enterprises, Inc. - Class A	9	125
Oil-Dri Corporation of America	1	100
Olaplex Holdings, Inc. (a)	6	12
Pilgrim's Pride Corporation (a)	18	625
Post Holdings, Inc. (a)	10	1,107
PriceSmart, Inc.	6	485
Reynolds Consumer Products Inc.	25	706
Rocky Mountain Chocolate Factory, Inc. (a)	1	5
Seaboard Corporation	—	496
Seneca Foods Corporation - Class A (a)	1	76
Spartannash Company	8	158
Spectrum Brands Holdings, Inc.	7	613
Sprouts Farmers Market, Inc. (a)	17	1,106
The Andersons, Inc.	7	381
The Beauty Health Company - Class A (a) (b)	14	63
The Boston Beer Company, Inc. - Class A (a)	2	568
The Chefs' Warehouse, Inc. (a)	8	283
The Duckhorn Portfolio Inc. (a)	21	197
The Honest Company, Inc. (a)	16	66
The Simply Good Foods Company (a)	17	562
The Vita Coco Company, Inc. (a)	8	195
Tootsie Roll Industries, Inc.	7	237
Treehouse Foods, Inc. (a)	10	389
Turning Point Brands, Inc.	4	111
United Natural Foods, Inc. (a)	13	146
United-Guardian, Inc.	—	1
Universal Corporation	4	225
USANA Health Sciences, Inc. (a)	4	198
UTZ Brands, Inc. - Class A	14	249
Vector Group Ltd.	27	297
Village Super Market, Inc. - Class A	3	77
Vital Farms, Inc. (a)	9	208
WD-40 Company	2	567
Weis Markets, Inc.	5	311
Whole Earth Brands, Inc. - Class A (a) (b)	11	53
ZEVIA PBC - Class A (a)	6	7
		26,055
Communication Services 2.7%
Advantage Solutions, Inc. - Class A (a)	31	135
Altice USA, Inc. - Class A (a)	42	110
AMC Networks, Inc. - Class A (a)	8	94
Angi Inc. - Class A (a)	20	51
Anterix Inc. (a)	4	149
Atlanta Braves Holdings, Inc. - Series A (a)	2	76
Atlanta Braves Holdings, Inc. - Series C (a)	7	274
ATN International, Inc.	4	134
Bandwidth Inc. - Class A (a)	6	101
Boston Omaha Corporation - Class A (a)	7	108
Bumble Inc. - Class A (a)	25	284
Cable One, Inc.	1	324
Cardlytics, Inc. (a) (b)	10	148
CarGurus, Inc. - Class A (a)	17	392
Cars.com Inc. (a)	13	232
Cinemark Holdings, Inc. (a)	16	286
Cineverse Corp. - Class A (a)	2	2
Clear Channel Outdoor Holdings, Inc. (a)	17	28
CM Wind Down Topco LLC - Class A (a)	4	13
Cogent Communications Holdings, Inc.	4	247
Comscore, Inc. (a)	1	18
Consolidated Communications Holdings, Inc. (a)	31	132
Daily Journal Corporation (a)	—	92
DHI Group, Inc. (a)	12	31
Dolphin Entertainment, LLC (a)	2	3
EchoStar Corporation - Class A (a)	15	209
Emerald Holding, Inc. (a)	3	20
Entravision Communications Corporation - Class A	19	31
Eventbrite, Inc. - Class A (a)	15	82
EverQuote, Inc. - Class A (a)	7	137
Frontier Communications Parent, Inc. (a)	35	856
fuboTV Inc. (a) (b)	27	43
Fundamental Global Inc. (a)	2	3
Gaia, Inc. - Class A (a)	3	11
Gambling.Com Group Limited (a)	7	62
Gannett Co., Inc. (a)	36	88
Globalstar, Inc. (a)	8	12
Gray Television, Inc.	21	131
Harte Hanks, Inc. (a)	1	9
IDT Corporation - Class B	6	220
IMAX Corporation (a)	13	211
Integral Ad Science Holding Corp. (a)	19	186
Intelsat Inflight LLC (a)	19	169
Iridium Communications Inc.	14	375
John Wiley & Sons, Inc. - Class A	9	340
Kartoon Studios, Inc. (a) (b)	3	5
Lee Enterprises, Incorporated (a) (b)	1	16
Liberty Broadband Corporation - Series A (a)	—	12
Liberty Broadband Corporation - Series C (a)	—	17
Liberty Global Ltd. - Class A (a)	8	128
Liberty Global Ltd. - Class C (a)	5	87
Liberty Latin America Ltd. - Class A (a)	9	61
Liberty Latin America Ltd. - Class C (a)	30	209
Lions Gate Entertainment Corp. - Class A (a)	16	163
Lions Gate Entertainment Corp. - Class B (a)	25	235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Liveone, Inc. (a) (b)	3	5
Magnite, Inc. (a)	25	271
Marchex, Inc. - Class B (a)	—	—
Nexstar Media Group, Inc. - Class A	6	999
Nextdoor Holdings, Inc. - Class A (a)	8	19
Ooma, Inc. (a)	6	52
PlayStudios, Inc. - Class A (a)	5	14
Playtika Holding Corp.	2	17
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	224
QuinStreet, Inc. (a)	13	225
Reading International, Inc. - Class A (a)	2	5
Reservoir Media Management, Inc. (a)	4	35
Saga Communications, Inc. - Class A	1	20
Scholastic Corporation	6	229
Shenandoah Telecommunications Company	10	169
Shutterstock, Inc.	6	265
Sinclair, Inc. - Class A (b)	8	106
Skillz Inc. - Class A (a) (b)	4	27
Sphere Entertainment Co. (a) (e)	6	228
Sphere Entertainment Co. - Class A (a)	5	262
Sphere Entertainment Co. - Class A (a)	3	619
Spok Holdings, Inc.	1	16
Stagwell, Inc. - Class A (a)	17	104
TechTarget, Inc. (a)	6	205
TEGNA Inc.	34	511
Telephone and Data Systems, Inc.	21	341
The E.W. Scripps Company - Class A (a)	20	77
The Marcus Corporation (b)	6	88
The New York Times Company - Class A	19	816
Thryv Holdings, Inc. (a)	8	175
Townsquare Media, Inc. - Class A	3	35
Travelzoo (a)	3	34
TripAdvisor, Inc. (a)	22	612
Truecar, Inc. (a)	28	95
United States Cellular Corporation (a)	9	345
Urban One, Inc. - Class A (a)	2	6
Urban One, Inc. - Class D (a)	7	14
Vimeo, Inc. (a)	29	120
Vivid Seats Inc. - Class A (a)	18	110
WideOpenWest, Inc. (a)	13	47
Yelp Inc. (a)	12	471
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	529
Ziprecruiter, Inc. - Class A (a)	10	118
ZoomInfo Technologies Inc. - Class A (a)	39	627
		16,882
Utilities 2.5%
ALLETE, Inc.	10	596
Altus Power, Inc. - Class A (a)	24	114
American States Water Company	6	446
Artesian Resources Corporation - Class A	2	85
Avista Corporation	13	453
Black Hills Corporation	11	592
California Water Service Group	9	416
Chesapeake Utilities Corporation	3	361
Clearway Energy, Inc. - Class A	6	129
Clearway Energy, Inc. - Class C	13	309
Consolidated Water Co. Ltd.	4	110
Genie Energy Ltd. - Class B	6	94
Global Water Resources, Inc.	1	11
Hawaiian Electric Industries, Inc.	16	179
IDACORP, Inc.	9	810
MGE Energy, Inc.	6	472
Middlesex Water Company	3	155
Montauk Renewables, Inc. (a)	25	104
National Fuel Gas Company	15	781
New Jersey Resources Corporation	17	747
Northwest Natural Holding Company	6	214
NorthWestern Corporation	10	510
OGE Energy Corp.	30	1,043
One Gas, Inc.	9	587
Ormat Technologies, Inc.	10	692
Otter Tail Corporation	6	560
Pinnacle West Capital Corporation	7	488
PNM Resources, Inc.	15	574
Portland General Electric Company	16	688
Pure Cycle Corporation (a)	6	56
RGC Resources, Inc.	2	38
SJW Group	5	305
Southwest Gas Holdings, Inc.	11	856
Spire Inc.	9	535
Sunnova Energy International Inc. (a) (b)	21	129
The York Water Company	3	110
UGI Corporation	32	782
Unitil Corporation	4	197
Via Renewables, Inc. - Class A (a)	1	6
		15,334
Real Estate 0.8%
Compass, Inc. - Class A (a)	68	244
Cushman & Wakefield PLC (a)	37	387
DigitalBridge Group, Inc. - Class A	26	502
Douglas Elliman Inc.	22	35
Dwight A. Walker Real Estate, Inc. - Class A	4	34
eXp World Holdings, Inc. (b)	16	163
Five Point Holdings, LLC - Class A (a)	16	51
Florida Rock Properties, Inc. (a)	2	137
Forestar Group Inc. (a)	13	507
Howard Hughes Holdings Inc. (a)	9	621
Kennedy-Wilson Holdings, Inc.	24	203
Marcus & Millichap Company	7	250
Maui Land & Pineapple Company, Inc. (a)	5	108
Newmark Group, Inc. - Class A	28	310
Open Doors Technology Inc. - Class A (a)	108	327
Rafael Holdings, Inc. - Class B (a)	4	7
Realogy Holdings Corp. (a)	21	128
Stratus Properties Inc. (a)	2	45
Tejon Ranch Co. (a)	7	112
The Rmr Group Inc. - Class A	4	96
The St. Joe Company	11	618
		4,885
Total Common Stocks (cost $563,659)		618,377
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	3
Albireo Pharma, Inc. (a) (d)	5	29
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	14
Jounce Therapeutics, Inc. (a) (b) (d)	6	—
Opiant Pharmaceuticals, Inc. (a) (d)	1	—
Resolute Forest Products Inc. (a) (d)	16	22
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Xeris Pharmaceuticals, Inc. (a) (d)	14	—
Total Rights (cost $0)		68
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	1	36
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (b)	—	8
Total Preferred Stocks (cost $60)		44
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.29% (f) (g)	3,959	3,959
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (f) (g)	1,003	1,003
Total Short Term Investments (cost $4,962)		4,962
Total Investments 100.5% (cost $568,681)		623,451
Other Assets and Liabilities, Net (0.5)%		(3,181)
Total Net Assets 100.0%		620,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	15,284	20,151	34,432	21	—	—	1,003	0.2
JNL Government Money Market Fund, 5.29% - Class SL	2,391	8,437	6,869	24	—	—	3,959	0.6
	17,675	28,588	41,301	45	—	—	4,962	0.8

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	118	90	—
Transocean Ltd.	03/02/21	570	825	0.1
		688	915	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	618,354	3	20	618,377
Rights	—	—	68	68
Preferred Stocks	44	—	—	44
Short Term Investments	4,962	—	—	4,962
	623,360	3	88	623,451

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.2%
Mortgage-Backed Securities 15.7%
Federal Home Loan Mortgage Corporation
5.95%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	37,063	32,724
3.50%, 10/01/47	9,394	8,563
4.00%, 10/01/48	1,883	1,770
2.00%, 11/01/50	19,243	15,582
5.00%, 06/01/53 - 07/01/53	26,443	26,108
Federal National Mortgage Association, Inc.
4.00%, 04/01/24 - 06/01/49	17,993	16,974
4.50%, 04/01/24 - 10/01/52	23,439	22,376
5.50%, 09/01/25 - 08/01/53	27,592	27,672
2.14%, 10/01/29	19,300	16,978
2.28%, 11/01/29	10,700	9,404
2.37%, 12/01/29	12,200	10,770
2.46%, 04/01/32	11,428	9,711
5.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	108	109
5.74%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,277	1,294
5.00%, 12/01/38 - 08/01/53	27,623	27,207
6.28%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	38	38
3.00%, 04/01/47	4,235	3,736
2.50%, 10/01/50 - 05/01/52	95,034	79,675
2.00%, 11/01/50 - 02/01/51	29,756	23,930
3.50%, 11/01/50 - 03/01/52	19,904	18,014
6.00%, 05/01/53 - 12/01/53	34,049	34,602
Government National Mortgage Association
3.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	3	3
3.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	13	13
4.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,169	3,161
3.50%, 09/15/42 - 07/20/51	38,512	35,361
3.00%, 11/15/44 - 04/20/52	29,454	25,782
2.50%, 10/20/51 - 11/20/51	18,019	15,155
		466,713
U.S. Treasury Note 13.8%
Treasury, United States Department of
4.13%, 01/31/25 - 07/31/28	2,770	2,749
4.63%, 06/30/25 - 11/15/26	39,340	39,309
4.75%, 07/31/25	650	649
4.88%, 11/30/25	830	831
4.38%, 08/15/26 - 11/30/30	2,150	2,157
3.88%, 11/30/27 - 12/31/27	1,350	1,328
4.00%, 02/29/28 - 02/15/34	366,900	363,010
3.75%, 06/30/30	640	623
3.38%, 05/15/33	540	506
4.50%, 11/15/33	560	572
		411,734
U.S. Treasury Bond 9.6%
Treasury, United States Department of
3.88%, 02/15/43 - 05/15/43	1,440	1,331
4.75%, 11/15/43 - 11/15/53	273,380	283,653
4.13%, 08/15/53	730	702
		285,686
Collateralized Mortgage Obligations 6.0%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.42%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,232
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,112	1,077
Series BF-3284, REMIC, 5.73%, (SOFR 30-Day Average + 0.41%), 03/15/37 (a)	1,950	1,913
Series QD-4076, REMIC, 2.50%, 11/15/41	274	264
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,450	1,310
Series 2022-M1B-DNA3, REMIC, 8.22%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,335
Series Z-4966, REMIC, 2.50%, 04/25/50	16,907	13,155
Series BZ-5000, REMIC, 2.00%, 08/25/50	16,140	9,945
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,083
Series PE-5183, REMIC, 2.00%, 11/25/51	12,520	10,683
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,481	6,674
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	4,664	4,249
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 5.75%, 05/25/35 (a)	6	6
Series 2020-2M2-R02, REMIC, 7.43%, (SOFR 30-Day Average + 2.11%), 01/25/40 (a)	2,297	2,322
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	5,842
Series 2017-AY-46, REMIC, 3.50%, 06/25/47	4,345	4,037
Series 2018-21-PO, REMIC, 0.00%, 04/25/48	5,636	4,087
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,136	3,596
Series 2021-LA-88, REMIC, 2.50%, 03/25/50	17,461	14,697
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,712	13,213
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,538	322
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,264	2,950
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,187	3,571
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,562	8,846
GNMA Remic Trust 2019-052
Series 2019-FA-56, REMIC, 5.79%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	7,555	7,392
Government National Mortgage Association
Series 2010-FN-85, REMIC, 6.00%, (1 Month Term SOFR + 0.67%), 07/20/40 (a)	2,930	2,901
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	6,788	5,845
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	5,983	5,729
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	5,535	4,824
Series 2019-FH-112, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	13,561	13,302
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	9,533	1,028
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,006	1,751
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	6,163	3,493
		178,674
Sovereign 1.1%
Assembleia da Republica
1.95%, 06/15/29, EUR (b)	110	115
0.48%, 10/18/30, EUR (b)	800	752
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (c)	640	600
0.00%, 02/15/31, EUR (b) (c)	750	696
1.70%, 08/15/32, EUR	1,150	1,190
1.00%, 05/15/38, EUR	800	716
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	393,800	2,594
1.90%, 03/20/31, JPY	133,000	966
0.50%, 03/20/38, JPY	94,500	580
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	2,300	580
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	208
1.00%, 12/21/30, AUD (b)	610	332
1.50%, 06/21/31, AUD	1,670	928
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	600	432
4.13%, 05/15/51	2,700	1,661
Estado Espanol
0.60%, 10/31/29, EUR	1,000	956
0.50%, 04/30/30, EUR (b)	1,170	1,099
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 03/06/25, MXN	6,300	361
2.66%, 05/24/31	200	167
7.75%, 05/29/31 - 11/23/34, MXN	14,900	812

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
7.50%, 05/26/33, MXN	14,700	788
4.40%, 02/12/52	500	382
6.34%, 05/04/53	2,800	2,763
Gouvernement De France
0.50%, 05/25/29, EUR (b)	300	291
1.50%, 05/25/31, EUR (b)	400	400
2.00%, 11/25/32, EUR (b)	970	988
3.00%, 05/25/33, EUR (b)	850	934
Government of Canada
1.50%, 06/01/31, CAD	1,200	776
Government of the Republic of Panama
4.30%, 04/29/53	900	581
3.87%, 07/23/60	2,000	1,140
Ireland, Government of
1.00%, 05/15/26, EUR (b)	710	737
1.10%, 05/15/29, EUR (b)	300	301
New Zealand Parliament
1.50%, 05/15/31, NZD	1,840	902
Presidencia de la Republica de Chile
3.10%, 01/22/61	400	251
Romania, Government of
3.70%, 11/25/24, RON	6,970	1,490
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (b)	840	871
0.90%, 06/22/29, EUR (b)	830	822
South Africa, Parliament of
4.30%, 10/12/28	850	763
8.00%, 01/31/30, ZAR	10,580	496
8.88%, 02/28/35, ZAR	12,600	531
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	3,300	633
6.00%, 10/25/33, PLN	1,500	390
		32,975
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.52%, 06/01/24	3	3
Total Government And Agency Obligations (cost $1,437,198)		1,375,785
CORPORATE BONDS AND NOTES 24.7%
Financials 5.4%
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,650	1,643
AIB Group Public Limited Company
5.87%, 03/28/35 (d)	2,855	2,859
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	375	369
6.75%, 04/15/28 (d)	550	553
7.00%, 01/15/31 (d)	210	212
American Express Company
3.95%, 08/01/25	4,220	4,146
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	360	336
Ardonagh Finco Ltd.
7.75%, 02/15/31 (d)	520	517
Ares Capital Corporation
3.25%, 07/15/25	2,360	2,280
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	400	368
Athene Holding Ltd
6.25%, 04/01/54	2,435	2,471
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (d)	2,900	2,377
Avation Capital
9.00%, 10/31/26 (d) (e) (f)	331	285
Aviation Capital Group LLC
1.95%, 09/20/26 (d)	3,425	3,130
Avolon Holdings Funding Limited
5.75%, 03/01/29 (d)	3,175	3,157
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (g)	650	457
Banco De Bogota
6.25%, 05/12/26 (b)	200	199
Banco de Credito del Peru
5.85%, 01/11/29 (d)	150	151
3.13%, 07/01/30 (d)	800	765
3.13%, 07/01/30 (b)	750	717
3.25%, 09/30/31 (b)	800	741
Banco Do Brasil SA
6.25%, (100, 04/15/24) (b) (g)	1,800	1,809
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b) (h)	600	578
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (b) (i) (j)	6,400	1,864
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (b)	100	97
Banco Industrial S.A.
4.88%, 01/29/31 (b)	950	902
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (b)	2,050	1,983
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (b) (g)	750	683
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	400	395
7.50%, (100, 06/27/29) (d) (g)	300	297
7.63%, (100, 01/10/28) (b) (g)	1,000	994
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	1,700	1,514
Bancolombia SA
4.63%, 12/18/29	2,100	2,048
Banistmo S.A.
4.25%, 07/31/27 (b)	200	187
Bank of America Corporation
3.84%, 04/25/25	1,430	1,428
4.83%, 07/22/26	1,640	1,625
2.57%, 10/20/32	1,899	1,575
5.47%, 01/23/35	1,795	1,808
2.48%, 09/21/36	5,061	4,046
Bank of Montreal
3.80%, 12/15/32 (k)	3,480	3,238
Bank of Nova Scotia, The
4.59%, 05/04/37 (k)	4,467	4,038
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (b)	2,200	2,042
5.88%, 09/13/34 (b) (h)	700	661
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,165	1,463
3.85%, 03/15/52	1,125	908
BPCE
1.00%, 01/20/26 (d)	2,350	2,179
Brighthouse Financial, Inc.
1.00%, 04/12/24 (d)	990	988
2.00%, 06/28/28 (d)	1,300	1,123
CI Financial Corp.
4.10%, 06/15/51	1,925	1,203
Citigroup Inc.
2.01%, 01/25/26	1,085	1,052
3.07%, 02/24/28	1,005	946
Commonwealth Bank of Australia
4.32%, 01/10/48 (d)	1,985	1,612
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (b)	900	897
Credit Agricole SA
5.34%, 01/10/30 (d) (k)	2,270	2,253
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (b) (g) (i) (j) (l)	1,100	3
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	1,200	1,117
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (d) (i) (j)	700	137
Fiserv, Inc.
5.45%, 03/15/34	2,235	2,261
GGAM Finance Ltd.
6.88%, 04/15/29 (d)	420	423
Global Aviation Leasing Co., Ltd.
7.25%, 09/15/24 (d) (e) (f)	723	686

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Global Bank Corporation
5.25%, 04/16/29 (b)	700	646
Global Payments Inc.
4.95%, 08/15/27	2,270	2,254
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (d)	200	209
Hightower Holdings LLC
6.75%, 04/15/29 (d)	315	296
HSBC Holdings PLC
6.96%, (3 Month Term SOFR + 1.64%), 09/12/26 (a) (e) (k)	4,855	4,905
HUB International Limited
7.25%, 06/15/30 (d)	260	267
Icahn Enterprises L.P.
5.25%, 05/15/27	415	385
ING Groep N.V.
5.34%, 03/19/30 (k)	1,670	1,666
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	200	187
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (b) (g)	900	844
JPMorgan Chase & Co.
2.60%, 02/24/26	1,585	1,543
4.85%, 07/25/28	770	763
2.07%, 06/01/29	2,021	1,792
2.52%, 04/22/31	3,120	2,698
2.58%, 04/22/32	2,870	2,426
2.96%, 01/25/33	2,675	2,283
LFS Topco LLC
5.88%, 10/15/26 (d)	340	316
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (d)	420	426
6.50%, 03/26/31 (d)	215	219
Macquarie Group Limited
2.87%, 01/14/33 (d)	5,966	4,964
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (d)	2,475	1,541
MetLife, Inc.
5.25%, 01/15/54	2,240	2,201
Morgan Stanley
4.68%, 07/17/26	1,770	1,751
4.21%, 04/20/28	1,925	1,871
2.94%, 01/21/33	770	655
2.48%, 09/16/36	5,100	4,035
National Australia Bank Limited
2.99%, 05/21/31 (d)	3,300	2,784
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (d)	545	503
NatWest Markets PLC
0.80%, 08/12/24 (d)	2,240	2,201
Navient Corporation
5.00%, 03/15/27	290	278
OneMain Finance Corporation
6.88%, 03/15/25	290	293
7.13%, 03/15/26	35	36
5.38%, 11/15/29	240	226
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (k)	600	567
1.83%, 09/10/30 (d) (k)	1,400	1,324
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	425	433
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (d)	280	255
7.88%, 12/15/29 (d)	310	319
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (b)	300	286
Royal Bank of Canada
5.15%, 02/01/34 (k)	1,115	1,116
Ryan Specialty, LLC
4.38%, 02/01/30 (d)	555	519
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (d) (g)	600	557
Starwood Property Trust, Inc.
7.25%, 04/01/29 (d)	350	353
The Goldman Sachs Group, Inc.
6.74%, (3 Month Term SOFR + 1.43%), 05/15/26 (a) (e)	4,960	5,004
6.14%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,714
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	284	284
UBS Group AG
5.43%, 02/08/30 (d) (k)	2,835	2,837
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (b) (g) (i) (j) (l)	3,100	—
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,300	1,207
2.00%, 10/14/31 (b)	900	823
Wells Fargo & Company
4.81%, 07/25/28	2,230	2,198
2.88%, 10/30/30	2,280	2,015
6.49%, 10/23/34	3,355	3,604
Westpac Banking Corporation
3.02%, 11/18/36	2,880	2,370
Willis North America Inc.
4.50%, 09/15/28	4,170	4,068
		160,113
Utilities 3.8%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	611	519
3.87%, 07/22/31 (b)	700	573
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	500	469
4.25%, 05/21/36 (b)	471	398
AEP Transmission Company, LLC
5.40%, 03/15/53 (h)	425	423
AES Andres B.V.
5.70%, 05/04/28 (d)	800	737
Ameren Corporation
3.65%, 02/15/26	5,000	4,841
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,483
Boston Gas Company
3.15%, 08/01/27 (d)	5,000	4,634
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	600	649
Calpine Corporation
4.50%, 02/15/28 (d)	585	556
5.13%, 03/15/28 (d)	165	158
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (d)	1,733	1,360
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	550	523
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	160	160
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b)	200	167
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,088
DTE Energy Company
5.10%, 03/01/29	3,580	3,566
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,707
4.30%, 03/15/28	710	693
3.95%, 08/15/47	2,990	2,314
5.00%, 08/15/52	725	656
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (d)	5,000	4,702
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (d)	1,000	938
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	717	644
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (b)	1,900	1,650
4.38%, 02/15/31 (b)	500	415
Entergy Corporation
2.80%, 06/15/30	1,300	1,136
Essential Utilities, Inc.
5.38%, 01/15/34	2,265	2,252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Eversource Energy
2.90%, 10/01/24	4,000	3,939
5.50%, 01/01/34	2,265	2,266
Exelon Corporation
5.45%, 03/15/34	3,925	3,956
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	362	332
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	378	359
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,757	3,598
Georgia Power Company
2.20%, 09/15/24	2,465	2,427
3.25%, 03/15/51	4,866	3,408
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,618	1,576
Inkia Energy Limited
5.88%, 11/09/27 (b)	1,500	1,455
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,876
2.95%, 05/14/30 (d)	1,250	1,102
5.40%, 06/01/33 (d)	750	748
JSW Energy Limited
4.13%, 05/18/31 (b)	161	143
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	403	357
Kallpa Generacion S.A.
4.13%, 08/16/27 (b)	200	190
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	155	154
6.88%, 02/04/39 (d)	1,781	1,770
Mercury Chile Holdco LLC
6.50%, 01/24/27 (d)	1,300	1,262
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	632	620
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	465	441
5.63%, 08/10/37 (b)	2,300	2,082
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	461	441
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (e)	1,975	1,964
5.55%, 03/15/54	1,370	1,360
NiSource Inc.
5.35%, 04/01/34	2,265	2,259
NRG Energy, Inc.
2.00%, 12/02/25 (d)	1,410	1,323
3.63%, 02/15/31 (d)	375	324
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,775
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	265	248
Pacific Gas And Electric Company
2.50%, 02/01/31	2,795	2,324
6.75%, 01/15/53	2,050	2,232
San Diego Gas & Electric Company
5.35%, 04/01/53	650	641
Sempra
5.50%, 08/01/33	4,000	4,012
Southwestern Electric Power Company
3.25%, 11/01/51	1,745	1,160
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (d)	460	419
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	1,500	1,402
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,319
3.75%, 09/15/51	2,385	2,227
Transelec S.A.
3.88%, 01/12/29 (d)	2,500	2,353
Vistra Operations Company LLC
7.75%, 10/15/31 (d)	305	319
		112,574
Energy 2.5%
Aethon United BR LP
8.25%, 02/15/26 (d)	305	309
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	619	602
5.75%, 06/15/33 (d)	1,000	811
5.75%, 06/15/33 (b)	1,500	1,217
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	554	547
6.63%, 02/01/32 (d)	360	362
Antero Resources Corporation
5.38%, 03/01/30 (d)	310	298
Bip-V Chinook
5.50%, 06/15/31 (d)	1,010	954
Blue Racer Midstream, LLC
7.63%, 12/15/25 (d)	30	30
BP Capital Markets America Inc.
4.89%, 09/11/33	2,325	2,311
2.94%, 06/04/51	1,350	903
Callon Petroleum Company
7.50%, 06/15/30 (d)	550	582
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	1,400	622
Cheniere Energy, Inc.
4.63%, 10/15/28	2,370	2,297
5.65%, 04/15/34 (d)	1,000	1,007
Chesapeake Energy Corporation
5.88%, 02/01/29 (d)	420	416
Chord Energy Corporation
6.38%, 06/01/26 (d)	500	502
Civitas Resources, Inc.
8.38%, 07/01/28 (d)	550	579
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	470	418
CNX Resources Corporation
6.00%, 01/15/29 (d)	425	417
Cosan Luxembourg S.A.
7.50%, 06/27/30 (d)	200	207
CSI Compressco LP
7.50%, 04/01/25 (d)	380	380
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,267
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	472	454
Enable Midstream Partners, LP
4.40%, 03/15/27	1,380	1,350
5.00%, 05/15/44 (e)	2,625	2,325
Energy Transfer LP
4.75%, 01/15/26	2,285	2,260
EQM Midstream Partners, LP
6.50%, 07/01/27 (d)	540	545
4.75%, 01/15/31 (d)	415	386
Exxon Mobil Corporation
4.23%, 03/19/40	2,235	2,039
Geopark Limited
5.50%, 01/17/27 (b)	1,150	1,045
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	1,500	1,403
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	1,542	1,410
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (d)	219	223
8.00%, 05/17/26	—	—
Halliburton Company
4.85%, 11/15/35	925	901
Hess Infrastructure Partners LP
5.50%, 10/15/30 (d) (h)	370	359
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (d)	540	540
8.38%, 11/01/33 (d)	105	114
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,705	4,063
Kodiak Gas Services, LLC
7.25%, 02/15/29 (d)	520	530

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	420	361
Marathon Petroleum Corporation
5.13%, 12/15/26	1,810	1,809
Matador Resources Company
6.50%, 04/15/32 (d)	420	421
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	285	259
Nabors Industries Ltd.
7.25%, 01/15/26 (d)	160	159
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	330	343
NGL Energy Operating LLC
8.13%, 02/15/29 (d)	420	430
NGL Energy Partners LP
7.50%, 04/15/26	150	150
NGPL PipeCo LLC
3.25%, 07/15/31 (d)	1,055	901
NuStar Logistics, L.P.
6.00%, 06/01/26	510	508
Occidental Petroleum Corporation
6.63%, 09/01/30	2,170	2,297
ONEOK, Inc.
3.40%, 09/01/29	1,235	1,137
6.63%, 09/01/53	6,070	6,685
Parkland Corporation
4.63%, 05/01/30 (d)	300	277
PBF Holding Company LLC
6.00%, 02/15/28	220	216
Permian Resources Operating, LLC
7.00%, 01/15/32 (d)	530	549
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (b)	1,000	775
5.63%, 06/19/47 (b)	600	399
Petroleos Mexicanos
6.75%, 09/21/47	1,000	666
Phillips 66
5.65%, 06/15/54	5,180	5,237
PT Adaro Indonesia
4.25%, 10/31/24 (b)	350	345
Reliance Industries Limited
3.67%, 11/30/27 (b)	310	294
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,770	1,766
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (d)	260	269
Southwestern Energy Company
4.75%, 02/01/32	290	267
Sunoco LP
6.00%, 04/15/27	225	224
4.50%, 05/15/29	160	149
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (d)	265	267
The Williams Companies, Inc.
5.15%, 03/15/34	3,050	3,022
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,836
Transocean Inc
8.00%, 02/01/27 (d)	220	218
UEP Penonome II S.A.
6.50%, 10/01/38 (d)	1,453	1,136
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	365	372
8.38%, 06/01/31 (d)	235	243
9.88%, 02/01/32 (d)	260	280
Vital Energy, Inc.
7.88%, 04/15/32 (d)	225	229
Weatherford International Ltd.
6.50%, 09/15/28 (d)	202	208
8.63%, 04/30/30 (d)	510	532
		74,221
Industrials 2.4%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (d)	310	312
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	367
4.20%, 08/04/27 (b)	500	462
4.38%, 07/03/29 (b)	800	710
3.10%, 02/02/31 (b)	500	398
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	360	349
6.38%, 06/15/30 (d)	705	708
AGCO Corporation
5.80%, 03/21/34	790	800
Air Canada
3.88%, 08/15/26 (d)	530	506
Air Lease Corporation
1.88%, 08/15/26	1,458	1,343
American Airlines, Inc.
7.25%, 02/15/28 (d)	540	548
5.75%, 04/20/29 (d)	530	521
8.50%, 05/15/29 (d)	515	544
ARD Finance S.A.
6.50%, 06/30/27 (d) (f)	200	67
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (d) (h)	255	161
Artera Services, LLC
8.50%, 02/15/31 (d)	235	241
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (d)	500	508
Berry Global, Inc.
5.65%, 01/15/34 (d)	1,250	1,243
Berry Plastics Escrow Corporation
4.88%, 07/15/26 (d)	1,850	1,814
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	1,085	793
Bombardier Inc.
7.88%, 04/15/27 (d)	470	471
8.75%, 11/15/30 (d)	415	444
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	295	319
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	410	368
6.38%, 03/01/34 (d)	650	653
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,630	1,613
Carrier Global Corporation
6.20%, 03/15/54	435	479
Clean Harbors, Inc.
5.13%, 07/15/29 (d)	135	130
CNH Industrial Capital LLC
5.10%, 04/20/29	1,115	1,112
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (d)	330	294
Corporation De Securite Garda World
4.63%, 02/15/27 (d)	625	599
6.00%, 06/01/29 (d)	320	287
CSX Corporation
3.80%, 11/01/46	5,637	4,498
Cummins Inc.
5.45%, 02/20/54	1,025	1,047
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (d) (h)	655	605
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	2,170	2,240
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (d)	525	530
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (d)	1,095	949
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	430	407
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (d)	620	652
GFL Environmental Inc.
6.75%, 01/15/31 (d)	255	261
Griffon Corporation
5.75%, 03/01/28	420	412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (b)	200	189
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (d)	600	621
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,565	1,583
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	555	531
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	1,965	1,946
Lockheed Martin Corporation
5.20%, 02/15/64	2,500	2,471
Madison IAQ LLC
4.13%, 06/30/28 (d)	335	310
5.88%, 06/30/29 (d)	325	298
MITER Brands Acquisition Holdco Inc
6.75%, 04/01/32 (d)	105	105
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,371	1,284
Northrop Grumman Corporation
5.20%, 06/01/54	2,245	2,183
Novelis Corporation
4.75%, 01/30/30 (d)	435	401
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (d)	395	369
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (d)	1,545	1,556
4.20%, 04/01/27 (d)	2,090	2,031
Pike Corporation
5.50%, 09/01/28 (d)	460	440
8.63%, 01/31/31 (d)	255	271
Regal Rexnord Corporation
6.05%, 02/15/26 (d) (l)	1,085	1,091
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	385	353
Ryder System, Inc.
5.65%, 03/01/28	2,230	2,274
Seaspan Corporation
5.50%, 08/01/29 (d)	330	288
Simpar Europe
5.20%, 01/26/31 (b)	400	350
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (d)	2,375	2,373
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	315	352
Standard Building Solutions Inc.
4.38%, 07/15/30 (d)	645	579
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (d)	2,650	2,587
3.63%, 04/28/26 (d)	1,973	1,901
Titan Acquisition Limited
7.75%, 04/15/26 (d)	385	385
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	325	314
TMS International Corp.
6.25%, 04/15/29 (d)	220	201
TransDigm Inc.
5.50%, 11/15/27	520	509
6.88%, 12/15/30 (d)	505	515
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (d)	490	523
Triton Container International Limited
1.15%, 06/07/24 (d)	920	910
3.25%, 03/15/32	1,725	1,400
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (d)	715	665
Veralto Corporation
5.35%, 09/18/28 (d)	1,545	1,571
Weir Group PLC(The)
2.20%, 05/13/26 (d)	2,920	2,709
XPO, Inc.
7.13%, 06/01/31 (d)	650	667
		69,871
Health Care 1.8%
1375209 BC Ltd
9.00%, 01/30/28 (d) (h)	87	85
AbbVie Inc.
4.70%, 05/14/45	2,410	2,256
5.50%, 03/15/64	1,210	1,245
AdaptHealth LLC
5.13%, 03/01/30 (d)	265	231
Amgen Inc.
5.75%, 03/02/63	1,805	1,842
Bausch + Lomb Corporation
8.38%, 10/01/28 (d)	650	672
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	195	116
4.88%, 06/01/28 (d)	440	240
5.25%, 01/30/30 (d)	125	53
14.00%, 10/15/30 (d)	30	18
Bristol-Myers Squibb Company
5.50%, 02/22/44	895	917
5.55%, 02/22/54	3,575	3,676
Cardinal Health, Inc.
5.13%, 02/15/29	1,170	1,172
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (d)	125	119
Centene Corporation
2.50%, 03/01/31	3,880	3,192
Community Health Systems, Inc.
6.00%, 01/15/29 (d)	285	249
4.75%, 02/15/31 (d)	395	305
CVS Health Corporation
5.30%, 06/01/33	2,310	2,318
5.88%, 06/01/53	3,360	3,412
Elevance Health, Inc.
2.38%, 01/15/25	1,831	1,793
4.55%, 05/15/52	790	692
Encompass Health Corporation
4.75%, 02/01/30	60	56
4.63%, 04/01/31	475	432
Fortrea Holdings Inc.
7.50%, 07/01/30 (d)	580	599
Gilead Sciences, Inc.
5.55%, 10/15/53	1,330	1,381
HCA Inc.
5.38%, 02/01/25	3,365	3,356
5.25%, 06/15/49	4,960	4,531
IQVIA Inc.
6.25%, 02/01/29	1,505	1,566
Lifepoint Health, Inc.
9.75%, 12/01/26 (d)	200	200
4.38%, 02/15/27 (d)	515	490
5.38%, 01/15/29 (d)	150	123
Merck & Co., Inc.
4.50%, 05/17/33	1,580	1,547
ModivCare Inc.
5.00%, 10/01/29 (d)	360	261
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (d)	795	751
Organon & Co.
5.13%, 04/30/31 (d)	280	248
Owens & Minor, Inc.
6.63%, 04/01/30 (d)	520	516
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	1,735	1,712
Radiology Partners, Inc.
8.50%, 01/31/29 (d) (f)	125	116
9.78%, 02/15/30 (d) (f)	89	72
Royalty Pharma PLC
2.15%, 09/02/31	2,786	2,247
Select Medical Corporation
6.25%, 08/15/26 (d)	405	406
Tenet Healthcare Corporation
6.25%, 02/01/27	335	335
6.13%, 10/01/28 (h)	300	299
6.13%, 06/15/30	530	529

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,800	2,722
4.95%, 05/15/62	960	896
Viatris Inc.
1.65%, 06/22/25	1,435	1,365
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	1,245	1,260
		52,619
Communication Services 1.7%
Acuris Finance
5.00%, 05/01/28 (d)	475	432
Altice Financing S.A.
5.00%, 01/15/28 (d)	245	201
Altice France
6.00%, 02/15/28 (d)	435	119
Altice France Holding S.A.
5.50%, 10/15/29 (d)	470	316
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d) (h)	135	91
AT&T Inc.
2.75%, 06/01/31	4,000	3,450
3.50%, 09/15/53	6,303	4,437
CCO Holdings, LLC
5.13%, 05/01/27 (d)	545	519
4.75%, 03/01/30 (d)	735	630
4.50%, 08/15/30 (d)	380	319
4.75%, 02/01/32 (d)	385	315
4.25%, 01/15/34 (d)	215	162
Charter Communications Operating, LLC
4.91%, 07/23/25	2,248	2,221
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (d)	180	188
7.50%, 06/01/29 (d)	185	153
Comcast Corporation
3.95%, 10/15/25	1,350	1,328
Commscope Technologies LLC
5.00%, 03/15/27 (d)	185	71
Commscope, Inc.
4.75%, 09/01/29 (d)	160	116
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	295	246
CSC Holdings, LLC
6.50%, 02/01/29 (d)	455	387
5.75%, 01/15/30 (d)	505	267
CT Trust
5.13%, 02/03/32 (b)	1,300	1,152
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	560	530
DISH DBS Corporation
5.75%, 12/01/28 (d)	525	361
5.13%, 06/01/29	285	119
Frontier Communications Holdings, LLC
5.88%, 11/01/29 (h)	224	189
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	130	126
5.00%, 05/01/28 (d)	260	241
GCI, LLC
4.75%, 10/15/28 (d)	380	349
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	310	289
Level 3 Financing, Inc.
4.25%, 07/01/28 (d)	305	144
4.50%, 04/01/30 (d)	170	107
10.50%, 05/15/30 (d)	390	403
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (d)	260	263
Lumen Technologies Inc.
8.00%, 06/01/36	230	125
Match Group Holdings II, LLC
5.00%, 12/15/27 (d)	570	547
Meta Platforms, Inc.
3.85%, 08/15/32	2,465	2,314
4.45%, 08/15/52	2,549	2,260
Millicom International Cellular SA
6.63%, 10/15/26 (b)	540	537
5.13%, 01/15/28 (b)	360	341
6.25%, 03/25/29 (b)	810	789
MVC Acquisition Corp.
5.75%, 08/01/28 (d)	545	513
NBN Co Limited
1.45%, 05/05/26 (d)	1,900	1,759
Netflix, Inc.
4.88%, 04/15/28	1,135	1,134
Network I2I Limited
5.65%, (100, 01/15/25) (b) (g)	1,100	1,090
News Corporation
5.13%, 02/15/32 (d)	160	151
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	200	210
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	85	68
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	885	843
4.13%, 07/01/30 (d)	540	472
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	4,475	4,458
Telesat Canada
4.88%, 06/01/27 (d)	55	31
6.50%, 10/15/27 (d)	70	30
T-Mobile USA, Inc.
5.15%, 04/15/34	2,245	2,239
3.40%, 10/15/52	2,630	1,856
5.50%, 01/15/55	5,000	4,994
Townsquare Media, Inc.
6.88%, 02/01/26 (d)	415	405
Verizon Communications Inc.
3.88%, 03/01/52	875	689
5.50%, 02/23/54	3,770	3,804
		51,900
Consumer Discretionary 1.7%
Academy, Ltd.
6.00%, 11/15/27 (d)	755	744
Acushnet Company
7.38%, 10/15/28 (d)	265	274
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (h)	210	189
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	595	543
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (d)	470	459
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	235	215
6.50%, 02/15/32 (d)	265	268
Carnival Corporation
5.75%, 03/01/27 (d)	670	663
7.00%, 08/15/29 (d)	340	355
Clarios Global LP
6.25%, 05/15/26 (d)	132	132
6.75%, 05/15/28 (d)	530	537
Dana Incorporated
5.38%, 11/15/27	120	118
5.63%, 06/15/28 (h)	310	302
4.25%, 09/01/30	95	84
Dealer Tire, LLC
8.00%, 02/01/28 (d)	210	209
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (d)	390	350
Everi Holdings Inc.
5.00%, 07/15/29 (d)	625	619
Expedia Group, Inc.
5.00%, 02/15/26	1,120	1,113
3.80%, 02/15/28	2,135	2,030
2.95%, 03/15/31 (l)	1,029	897
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (d)	330	323
Fertitta Entertainment LLC
6.75%, 01/15/30 (d)	365	328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ford Motor Company
3.25%, 02/12/32	2,780	2,313
Full House Resorts, Inc.
8.25%, 02/15/28 (d)	280	267
Gap, Inc., The
3.88%, 10/01/31 (d)	595	503
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,585	2,285
3.10%, 01/12/32	2,715	2,301
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	315	315
Group 1 Automotive, Inc.
4.00%, 08/15/28 (d)	275	253
Hyundai Capital America
5.30%, 01/08/29 (d)	4,545	4,552
Installed Building Products, Inc.
5.75%, 02/01/28 (d)	425	415
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	175	164
Light & Wonder, Inc.
6.63%, 03/01/30 (d)	550	532
Light and Wonder International, Inc.
7.25%, 11/15/29 (d)	245	252
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d)	130	99
Lowe`s Companies, Inc.
4.40%, 09/08/25	1,375	1,358
5.63%, 04/15/53	1,395	1,409
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (d)	375	372
M/I Homes, Inc.
4.95%, 02/01/28	380	362
Macys Retail Holdings
5.88%, 04/01/29 (d) (h)	325	319
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	350	297
7.88%, 05/01/29 (d)	250	187
Magnum Management Corporation
5.25%, 07/15/29	550	521
Marriott International, Inc.
2.75%, 10/15/33 (l)	2,860	2,327
5.30%, 05/15/34	2,230	2,205
Mattamy Homes Limited
4.63%, 03/01/30 (d)	645	587
McDonald's Corporation
4.45%, 03/01/47	2,580	2,260
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (d)	845	852
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	405	375
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	318
NCL Corporation Ltd.
5.88%, 03/15/26 (d)	165	163
8.38%, 02/01/28 (d)	315	332
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (d)	300	310
O'Reilly Automotive, Inc.
5.75%, 11/20/26	1,075	1,094
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	500	448
PENN Entertainment, Inc.
4.13%, 07/01/29 (d) (h)	200	173
PetSmart, LLC
4.75%, 02/15/28 (d)	830	775
7.75%, 02/15/29 (d)	500	487
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (d) (h)	145	111
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (d)	525	520
7.25%, 01/15/30 (d)	80	83
6.25%, 03/15/32 (d)	310	312
Sonic Automotive, Inc.
4.63%, 11/15/29 (d)	525	471
SRS Distribution Inc.
6.13%, 07/01/29 (d)	170	173
Staples, Inc.
7.50%, 04/15/26 (d)	175	171
10.75%, 04/15/27 (d)	135	128
Station Casinos LLC
4.63%, 12/01/31 (d)	305	275
6.63%, 03/15/32 (d)	540	546
Superior Plus LP
4.50%, 03/15/29 (d)	455	421
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (d)	180	133
Tapestry, Inc.
7.05%, 11/27/25 (l)	1,100	1,121
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (h)	235	214
Univision Communications Inc.
4.50%, 05/01/29 (d)	325	290
7.38%, 06/30/30 (d)	115	114
Upbound Group, Inc.
6.38%, 02/15/29 (d)	170	165
Viking Cruises Limited
5.88%, 09/15/27 (d)	560	550
9.13%, 07/15/31 (d)	480	525
Wheel Pros, Inc.
6.50%, 05/15/29 (d)	70	22
Whirlpool Corporation
5.75%, 03/01/34	690	692
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (d)	585	543
		50,114
Materials 1.6%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	174
Arsenal AIC Parent LLC
8.00%, 10/01/30 (d)	150	157
BHP Billiton Finance (USA) Limited
5.25%, 09/08/30	4,415	4,492
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b) (h)	550	427
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (b) (h)	200	192
8.50%, 01/23/81 (b)	1,400	1,406
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,099
3.90%, 04/27/31 (d)	600	471
CCL Industries Inc.
3.05%, 06/01/30 (d)	1,835	1,595
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (g)	2,300	2,219
9.13%, (100, 03/14/28) (d) (g)	200	217
CF Industries, Inc.
5.38%, 03/15/44	2,377	2,239
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	1,262	1,214
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	1,225
CVR Partners, LP
6.13%, 06/15/28 (d)	270	260
EverArc Escrow
5.00%, 10/30/29 (d)	125	112
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	193
5.25%, 09/01/29	300	303
4.63%, 08/01/30 (h)	700	673
Glencore Funding LLC
1.63%, 04/27/26 (d)	2,190	2,032
5.37%, 04/04/29 (d)	4,810	4,829
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (b)	400	399
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	200	129
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	410	407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (b)	200	186
INEOS Finance PLC
7.50%, 04/15/29 (d)	525	527
JSW Steel Limited
5.05%, 04/05/32 (b)	400	352
MATIV Holdings, Inc.
6.88%, 10/01/26 (d) (k)	540	533
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	800	791
Minsur S.A.
4.50%, 10/28/31 (b)	1,500	1,312
MOS Holdings Inc.
5.38%, 11/15/28	2,215	2,242
Nexa Resources S.A.
5.38%, 05/04/27 (b)	800	778
Olympus Water US Holding Corporation
6.25%, 10/01/29 (d) (h)	200	183
Packaging Corporation of America
3.40%, 12/15/27	2,390	2,273
PT Freeport Indonesia
5.32%, 04/14/32 (b)	1,000	976
5.32%, 04/14/32 (d)	400	391
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (b)	400	395
Sasol Financing USA LLC
4.38%, 09/18/26	200	188
5.50%, 03/18/31	1,600	1,348
Sealed Air Corporation
7.25%, 02/15/31 (d)	325	338
Southern Copper Corporation
3.88%, 04/23/25	200	196
SunCoke Energy, Inc.
4.88%, 06/30/29 (d)	510	462
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (d)	150	97
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (i) (j)	400	130
UPL Corporation Limited
4.50%, 03/08/28 (b)	700	599
4.63%, 06/16/30 (b)	800	637
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	1,100	895
Vedanta Resources Limited
13.88%, 12/09/28 (b) (e)	1,316	1,152
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	360	322
WestRock Company
3.75%, 03/15/25	4,050	3,981
		47,748
Information Technology 1.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	1,935	1,832
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	35	35
Broadcom Inc.
3.42%, 04/15/33 (d)	3,909	3,392
3.19%, 11/15/36 (d)	2,840	2,265
Castle United States Holding Corporation
9.50%, 02/15/28 (d)	90	45
Central Parent Inc.
8.00%, 06/15/29 (d)	395	409
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (d)	230	213
Cloud Software Group, Inc.
6.50%, 03/31/29 (d)	115	109
9.00%, 09/30/29 (d)	110	106
Coherent Corp.
5.00%, 12/15/29 (d)	230	217
Fortinet, Inc.
1.00%, 03/15/26	2,432	2,239
Foundry JV Holdco LLC
5.88%, 01/25/34 (d)	1,000	1,002
Helios Software Holdings, Inc.
4.63%, 05/01/28 (d)	450	404
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,780	1,781
Intuit Inc.
5.50%, 09/15/53	2,195	2,274
Kyndryl Holdings, Inc.
6.35%, 02/20/34	2,155	2,210
Marvell Technology, Inc.
2.95%, 04/15/31	5,203	4,506
McAfee Corp.
7.38%, 02/15/30 (d)	175	161
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	415	380
Motorola Solutions, Inc.
5.40%, 04/15/34	2,255	2,250
NetApp, Inc.
1.88%, 06/22/25	2,365	2,262
NXP B.V.
3.88%, 06/18/26	2,280	2,213
Oracle Corporation
6.25%, 11/09/32	1,290	1,381
3.80%, 11/15/37	810	681
Qorvo, Inc.
3.38%, 04/01/31 (d)	1,320	1,132
Renesas Electronics Corporation
2.17%, 11/25/26 (d) (l)	4,905	4,486
Texas Instruments Incorporated
5.00%, 03/14/53	660	647
TSMC Global Limited
1.25%, 04/23/26 (d)	2,900	2,682
UKG Inc.
6.88%, 02/01/31 (d)	255	260
Workday, Inc.
3.70%, 04/01/29	2,430	2,289
		43,863
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	799	681
3.00%, 02/16/31 (d)	533	454
Agrosuper S.A.
4.60%, 01/20/32 (b)	1,200	1,030
Allied Universal Holdco LLC
6.63%, 07/15/26 (d)	173	173
9.75%, 07/15/27 (d)	340	341
6.00%, 06/01/29 (d)	235	202
7.88%, 02/15/31 (d)	490	497
B.A.T Capital Corporation
4.54%, 08/15/47	3,005	2,327
Campbell Soup Company
5.40%, 03/21/34	1,180	1,189
Cosan Overseas Limited
8.25%, (100, 08/05/24) (b) (g)	1,300	1,320
Coty Inc.
5.00%, 04/15/26 (d)	405	399
6.50%, 04/15/26 (d)	245	245
6.63%, 07/15/30 (d)	610	619
Dollar General Corporation
4.25%, 09/20/24	1,100	1,093
Dollar Tree, Inc.
4.00%, 05/15/25	4,050	3,981
Energizer Holdings, Inc.
6.50%, 12/31/27 (d)	225	224
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b)	400	349
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d) (h)	435	360
JBS USA Food Company
3.00%, 02/02/29	800	708
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (d)	320	314
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	345	342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	1,600	1,320
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (d)	295	21
Metis Merger Subordinated LLC
6.50%, 05/15/29 (d)	390	371
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	1,700	1,420
8.88%, 09/13/33 (d)	200	210
Movida Europe S.A.
5.25%, 02/08/31 (b)	300	265
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (d)	85	45
Performance Food Group, Inc.
4.25%, 08/01/29 (d)	385	353
Philip Morris International Inc.
5.25%, 02/13/34	2,245	2,229
Post Holdings, Inc.
5.50%, 12/15/29 (d)	130	126
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (d)	225	220
Primo Water Holdings Inc.
4.38%, 04/30/29 (d)	330	303
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (b)	1,102	1,099
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	1,820	1,239
Smithfield Foods, Inc.
4.25%, 02/01/27 (d)	4,215	4,047
Spectrum Brands, Inc.
5.00%, 10/01/29 (d)	360	353
Sysco Corporation
6.00%, 01/17/34	3,410	3,632
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	295	269
U.S. Foods Inc.
7.25%, 01/15/32 (d)	580	602
United Natural Foods, Inc.
6.75%, 10/15/28 (d) (h)	290	241
VT Topco, Inc.
8.50%, 08/15/30 (d)	535	565
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	315	326
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (d)	425	415
		36,519
Real Estate 1.1%
Agree Limited Partnership
2.60%, 06/15/33	1,160	908
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,400	1,518
5.15%, 04/15/53	465	428
American Homes 4 Rent, L.P.
5.50%, 02/01/34	3,580	3,564
American Tower Corporation
5.55%, 07/15/33	1,150	1,162
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (d) (h)	235	160
Brixmor Operating Partnership LP
5.50%, 02/15/34	3,000	2,963
COPT Defense Properties
2.90%, 12/01/33	1,745	1,366
Crown Castle Inc.
3.65%, 09/01/27	9,700	9,195
Equinix, Inc.
1.80%, 07/15/27	2,530	2,264
Extra Space Storage LP
5.40%, 02/01/34	2,265	2,252
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (l)	2,745	2,281
Iron Mountain Incorporated
7.00%, 02/15/29 (d)	460	469
4.50%, 02/15/31 (d)	275	248
Park Intermediate Holdings LLC
4.88%, 05/15/29 (d)	740	689
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (b)	200	194
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,100	911
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,715	2,239
Uniti Group Inc.
10.50%, 02/15/28 (d)	250	259
XHR LP
6.38%, 08/15/25 (d)	280	280
4.88%, 06/01/29 (d)	740	685
		34,035
Total Corporate Bonds And Notes (cost $777,496)		733,577
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.2%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (e)	1,199	979
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 5.66%, (1 Month Term SOFR + 0.22%), 01/25/37 (a) (e)	2,659	1,376
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.69%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (e)	2,477	1,606
ACHV ABS Trust 2023-3PL
Series 2023-B-3PL, 7.17%, 08/19/30	5,050	5,061
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 8.48%, (3 Month Term SOFR + 3.16%), 07/22/32 (a)	2,000	1,997
AIMCO CLO Series 2018-A
Series 2018-D-AA, 8.13%, (3 Month Term SOFR + 2.81%), 04/17/31 (a)	1,000	999
Aligned Data Centers Issuer, LLC
Series 2023-A2-1A, 6.00%, 08/15/28	5,250	5,181
Alternative Loan Trust
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,270	1,838
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,375	2,915
Alternative Loan Trust 2005-43
Series 2005-A3-32T1, REMIC, 6.25%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,721	2,559
Series 2005-1A2-27, REMIC, 6.48%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	177	164
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (e)	2,932	2,638
Series 2005-2A1-J12, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (e)	5,896	2,969
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,639	2,335
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,429	1,791
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,188	1,944
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.68%, (1 Month Term SOFR + 0.35%), 06/25/36 (a) (e)	4,855	4,361
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (e)	732	761
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	3,211	2,803
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (e)	2,160	1,869
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 6.02%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	5,610	4,605
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,169	2,392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,988	2,822
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.80%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (e)	140	124
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,491
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,379
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,724
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,263
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,705
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,810
Apidos CLO XII
Series 2013-DR-12A, 8.18%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	989
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 6.02%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	10,858	5,733
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (e)	13,377	3,219
Atrium XIII
Series D-13A, 8.28%, (3 Month Term SOFR + 2.96%), 11/21/30 (a)	1,000	997
Babson CLO Ltd 2016-I
Series 2016-DR-1A, 8.63%, (3 Month Term SOFR + 3.31%), 07/23/30 (a)	1,000	1,000
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 8.57%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,012
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 10.39%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	510
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,562
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 5.11%, 02/20/35 (a)	229	214
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,457
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,082
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,740
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,493
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,180
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	543
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,096
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.16%, 05/25/35 (a)	2,157	2,033
Barings CLO Ltd 2018-I
Series 2018-C-1A, 8.18%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	985
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.98%, (3 Month Term SOFR + 3.66%), 04/15/36 (a)	500	500
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.78%, (3 Month Term SOFR + 3.46%), 10/15/36 (a)	1,000	1,000
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (e)	4,330	2,854
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,524
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,066
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,687
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,456
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,913
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (a)	6,436	4
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a)	11,689	25
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.80%, 03/27/47 (a)	4,146	3,449
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	190
BCAP LLC 2012-RR1 Trust
Series 2012-6A6-RR1, REMIC, 4.62%, 12/27/46 (a)	—	68
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.82%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (e)	1,346	1,338
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.53%, 03/26/37 (a)	52	49
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,982	1,463
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.14%, 05/25/35 (a)	82	79
Series 2005-26A1-7, REMIC, 4.46%, 09/25/35 (a)	5,009	2,029
Series 2005-22A1-7, REMIC, 4.87%, 09/25/35 (a)	66	40
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 5.00%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	1
Series 2002-1A1-11, REMIC, 5.38%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.50%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 5.89%, 01/25/34 (a)	31	29
Series 2004-2A1-8, REMIC, 4.69%, 11/25/34 (a)	139	131
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.11%, 01/26/36 (a)	152	111
Series 2007-2A1-R6, REMIC, 4.20%, 12/26/46 (a)	125	94
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.29%, 02/17/28 (a)	1,997	1,643
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	912
Benchmark 2020-B19 Mortgage Trust
Series 2020-A2-B19, REMIC, 1.69%, 09/17/25	2,238	2,096
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,682
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,398
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,228
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	3,446	2,781
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Benchmark 2023-B40 Mortgage Trust
Series 2023-A1-B40, REMIC, 5.94%, 10/17/28	1,555	1,593
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,447
Bravo Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (e)	9,550	9,610
Campbellsville Independent School District
Series 2018-DR-27A, 9.42%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,419
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 8.33%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (d)	1,134	1,106
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 8.38%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	993
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.88%, (3 Month Term SOFR + 3.56%), 10/16/34 (a)	1,000	1,000
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.68%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	1,000
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 8.63%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	996
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.88%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	985
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 7.06%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	994
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	2,624	2,455
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 8.20%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	999
Series 2021-D1-8A, 9.00%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	977
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (e)	2,582	765
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	1,445
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,772
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.73%, 12/25/35 (a)	63	59
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	340	148
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 8.63%, (3 Month Term SOFR + 3.31%), 10/16/34 (a)	500	500
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	622	562
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	960
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (a)	2,892	2,413
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,814
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,863	2,723
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,482
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,960
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,807
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,915
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.26%, 10/25/37 (a) (e)	1,692	1,605
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,242
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	685	634
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.78%, (1 Year Treasury + 2.40%), 10/25/35 (a)	8	8
Series 2005-1A3A-8, REMIC, 4.78%, 11/25/35 (a)	1,154	1,119
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.56%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (e)	222	157
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,116
COMM 2014-LC17 Mortgage Trust
Series 2014-AM-LC17, REMIC, 4.19%, 09/10/24 (a)	2,200	2,136
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.81%, 03/12/48 (a)	89,962	387
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.27%, 01/10/25 (a)	200	182
Cook Park CLO, Ltd.
Series 2018-D-1A, 8.18%, (3 Month Term SOFR + 2.86%), 04/17/30 (a)	2,000	1,964
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 6.06%, 03/25/32 (a)	12	11
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	983
Series 2016-C-C6, REMIC, 4.92%, 04/17/26 (a)	389	341
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (a)	4,254	3,009
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.17%, 11/17/27 (a)	2,360	1,775
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,261
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	3,495	2,972
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (a)	1,175	900
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	7,740	7,253
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,281	614
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	206	193
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (a)	5,200	832
CWABS, Inc.
Series 2004-M1-3, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (e)	24	24
Series 2005-3A2A-HYB9, REMIC, 7.76%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	11	10
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,088	1,051
Series 2004-A2-HYB6, REMIC, 5.29%, 11/21/34 (a)	238	228
Series 2004-A3-22, REMIC, 4.71%, 11/25/34 (a)	87	79
Series 2004-1A1-HYB9, REMIC, 5.08%, 02/20/35 (a)	15	14
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,060	1,856
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	904	453
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,865	1,733

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.59%, (1 Month Term SOFR + 0.26%), 02/25/47 (a)	2,526	1,398
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.82%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (e)	5,217	4,397
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 8.67%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (d)	1,000	995
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.83%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 8.12%, (3 Month Term SOFR + 2.81%), 05/15/31 (a)	1,000	978
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 8.58%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	1,988
Dryden 78 CLO Ltd
Series 2020-B-78A, 7.08%, (3 Month Term SOFR + 1.76%), 04/17/33 (a)	1,000	997
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.98%, (3 Month Term SOFR + 2.56%), 10/20/34 (a)	500	498
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 8.06%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	504
Series 2023-C-2A, 8.71%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	508
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,833	1,789
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,668
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,110	3,162
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.94%, 10/25/35 (a)	224	199
Series 2005-4A1-AR6, REMIC, 5.44%, 02/25/36 (a)	41	38
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,055
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 8.58%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	997
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.98%, (3 Month Term SOFR + 6.66%), 10/15/30 (a)	2,000	1,988
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	610	554
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 9.72%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,015
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	548	428
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 8.08%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	985
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,233
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 07/16/35 (a) (e)	1,898	1,104
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.06%, 09/25/35 (a)	85	79
Series 2005-6A1-AR7, REMIC, 4.44%, 11/25/35 (a)	26	23
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,724
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	9,000	7,813
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.72%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (e)	400	382
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.88%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (e)	15,461	3,449
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.88%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (e)	29	27
Series 2005-3A1-4, REMIC, 4.24%, 07/19/35 (a)	132	97
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,725	4,497
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (e)	5,408	5,448
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (d) (e)	1,660	1,329
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 5.72%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (e)	5,462	1,687
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.80%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (e)	367	243
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,161
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.55%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.78%, 08/25/35 (a)	785	596
Series 2005-1A1-AR31, REMIC, 3.66%, 01/25/36 (a)	147	127
Invesco US CLO 2023-3 Ltd
Series 2023-B-3A, 8.08%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,010
Series 2023-C-3A, 8.58%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	505
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
Series 2013-AS-LC11, REMIC, 3.22%, 04/01/46	1,322	1,222
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,547	658
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 6.27%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (e)	2,331	2,385
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	53	25
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	19	18
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	3,663	3,246
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.30%, 02/18/25 (a)	3,481	3,098
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	86,027	1,925
Katayma CLO I Ltd
Series 2023-D-1A, 10.64%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,014
LCM 28 Ltd
Series D-28A, 8.53%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	969
LCM XIV Limited Partnership
Series DR-14A, 8.33%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (d)	2,000	1,924

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
LCM XV LP
Series DR-15A, 9.28%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,741
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,581	3,202
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 5.79%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (e)	2,425	2,299
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.61%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (e)	3,544	2,811
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 3.09%, 06/25/26 (e)	891	882
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.98%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	981
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (d) (e)	4,365	3,858
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 8.53%, (3 Month Term SOFR + 3.21%), 10/22/30 (a)	2,000	2,005
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 8.73%, (3 Month Term SOFR + 3.41%), 07/17/34 (a)	1,000	1,000
Magnetite XVIII Ltd
Series 2016-DR-18A, 8.27%, (3 Month Term SOFR + 2.96%), 11/15/28 (a)	1,000	1,000
Magnetite XXIX, Limited
Series 2021-E-29A, 11.33%, (3 Month Term SOFR + 6.01%), 01/17/34 (a)	500	499
Marble Point CLO XI Ltd
Series 2017-B-2A, 7.08%, (3 Month Term SOFR + 1.76%), 12/18/30 (a)	500	497
MARBLE POINT CLO XXI LTD
Series 2021-D1-3A, 9.08%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,000
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 9.57%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (e)	587	554
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 7.74%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (e)	3,849	3,265
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 5.54%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (e)	272	75
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,291	766
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.11%), 06/25/36 (a)	1,098	652
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 6.02%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	11	10
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.69%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (e)	19	18
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.42%, 05/25/33 (a)	57	54
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.13%, (1 Month Term SOFR + 1.80%), 03/19/39 (a)	2,680	2,678
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (e)	5,109	5,155
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.99%, 09/25/30 (a)	8,210	7,235
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.28%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	389
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	2,000	1,658
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.46%, 07/17/31 (a)	4,713	3,627
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.62%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (e)	10,390	3,971
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 5.69%, 10/25/60 (a)	13,047	12,896
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.96%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (e)	652	641
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	743	696
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	620	545
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	850	747
Series 2020-B-1A, 3.10%, 11/22/32	1,063	939
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	963	803
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,981	2,779
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	122	123
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (a)	1,500	1,164
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	7,521	7,278
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,208	3,827
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 8.48%, (3 Month Term SOFR + 3.16%), 04/17/34 (a)	2,000	1,937
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 8.18%, (3 Month Term SOFR + 2.86%), 01/15/30 (a) (d)	1,000	1,000
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,134
Niagara Park CLO, Ltd.
Series 2019-BR-1A, 7.18%, (3 Month Term SOFR + 1.86%), 07/17/32 (a)	500	500
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,451
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,899	1,815
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 07/25/59 (e)	3,650	3,664
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 8.63%, (3 Month Term SOFR + 3.31%), 04/20/34 (a)	2,000	2,003
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (e)	4,157	4,163
Ocean Trails CLO V
Series 2014-DRR-5A, 9.03%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	970
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 8.88%, (3 Month Term SOFR + 3.56%), 03/18/30 (a)	2,500	2,492
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 8.33%, (3 Month Term SOFR + 3.01%), 01/21/31 (a) (d)	1,000	982
Series 2017-D-1A, 11.88%, (3 Month Term SOFR + 6.56%), 01/21/31 (a) (d)	1,000	913
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 8.44%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	986
Octagon Investment Partners 40, Ltd.
Series 2019-DR-1A, 8.93%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	971
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 8.58%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.97%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	500	496
Series 2014-CR3-1A, 8.32%, (3 Month Term SOFR + 3.01%), 02/14/31 (a)	500	500
OCTAGON INVT P 34 17 1A 144A
Series 2017-D-34, 8.08%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	979
OHA Credit Funding 1 LTD
Series 2018-D-1A, 8.63%, (3 Month Term SOFR + 3.31%), 10/21/30 (a)	1,000	999
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.86%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,500
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 6.21%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (e)	3,135	2,965
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 5.70%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (e)	617	369
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 5.68%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (e)	1,592	1,475
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	1,274	1,246
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 6.42%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (e)	5,000	4,008
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 07/28/27 (a)	1,258	1,263
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	3	3
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,838	4,616
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,983
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,003
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,039
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,815
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, 3.30%, 04/17/29 (m)	5,900	5,397
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (e)	1,749	1,685
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/25 (e)	2,899	2,899
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,448	1,934
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.78%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (e)	907	819
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (e)	3,374	1,613
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (e)	1,983	704
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,822	2,432
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.26%, 01/25/36 (a)	3,239	2,275
Series 2006-A5-QS1, REMIC, 6.35%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,822	2,834
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	4,000	3,866
Series 2023-B-1A, 5.75%, 09/15/28 (d)	3,000	2,809
RR 4 Ltd
Series 2018-C-4A, 8.53%, (3 Month Term SOFR + 3.21%), 04/15/30 (a) (d)	1,000	996
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,904	1,653
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.90%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (e)	13,005	5,566
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 5.56%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (e)	216	45
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,149
Interest Only, Series 2016-XA-C5, REMIC, 1.85%, 10/13/48 (a)	29,074	810
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.31%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (e)	16,073	2,951
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,001
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,713	1,579
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,804	1,575
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.16%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	1,001	995
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,181	1,170
Sound Point CLO 36, Ltd.
Series 2023-B-36A, 8.17%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (d)	500	501
Series 2023-C-36A, 8.72%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (d)	500	502
Sound Point CLO IX, Ltd.
Series 2015-DRRR-2A, 10.08%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	954
Sound Point CLO XX, Ltd.
Series 2018-C-2A, 7.54%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	488
Sound Point CLO XXIII
Series 2019-DR-2A, 8.88%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,926
Sound Point CLO XXIX, Ltd.
Series 2021-B1-1A, 7.29%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	999
Sound Point CLO XXXI, Ltd.
Series 2021-D-3A, 8.84%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	945
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (e)	5,921	3,085
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (d) (e)	2,104	1,951
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,830	3,642
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	886	808
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,136
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 8.18%, (3 Month Term SOFR + 2.86%), 01/15/30 (a)	2,000	1,986
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 6.06%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (e)	1,043	960
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (e)	82	77
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.70%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (e)	256	106
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (e)	3	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (e)	3,296	2,267
STWD 2019-FL1, Ltd.
Series 2019-C-FL1, 7.39%, (1 Month Term SOFR + 2.06%), 10/15/24 (a)	350	342
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,726	1,596
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,267	2,517
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (d)	2,626	2,271
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,626	2,399
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29 (m)	2,000	1,945
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 8.63%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	989
Symphony CLO XVII Ltd
Series 2016-DR-17A, 8.23%, (3 Month Term SOFR + 2.91%), 04/17/28 (a)	1,000	1,001
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (e)	2,563	2,354
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 8.38%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	985
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 8.48%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,493
Series 2018-E-1, 11.08%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	458
THL Credit Wind River CLO Ltd.
Series 2016-BR-2A, 7.37%, (3 Month Term SOFR + 2.06%), 11/03/31 (a)	1,000	999
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (d) (e)	2,811	2,700
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,726
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,744	3,251
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 9.34%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,501
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,190	1,974
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.64%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (e)	2,334	2,305
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	4,674	4,598
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	8	8
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	449
Series 2017-C-C4, REMIC, 4.53%, 10/15/27 (a)	3,298	2,844
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,785
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,348
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	2,955
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.69%, 03/12/46 (a)	4,702	3,879
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	608	579
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	357	352
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	1,189	1,142
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	37	37
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	3,126	3,076
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,564
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	1,992	1,771
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,409
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (e)	2,162	2,091
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (e)	2,862	2,764
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (e)	3,127	3,005
Venture XIV CLO Ltd
Series 2013-BRR-14A, 7.15%, (3 Month Term SOFR + 1.81%), 08/28/29 (a)	1,000	998
Venture XVIII CLO, Limited
Series 2014-BR-18A, 7.23%, (3 Month Term SOFR + 1.91%), 10/15/29 (a)	1,000	995
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (e)	1,863	1,818
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,367
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (e)	5,841	5,826
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (e)	730	718
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (e)	556	547
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 8.36%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	973
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 8.33%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	970
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,477	2,197
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 6.56%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (e)	84	84
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 6.29%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	9	9
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 5.02%, 01/25/36 (a)	149	132
Series 2005-A1A1-AR13, REMIC, 6.02%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (e)	18	17
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.17%, 02/25/37 (a)	836	714
Series 2007-4A1-HY1, REMIC, 4.20%, 02/25/37 (a)	80	71
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.37%, 08/25/36 (a)	814	744
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.78%, 07/25/37 (a)	142	125
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 5.92%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (e)	1,268	1,068
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.77%, 02/25/31 (a)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2002-1A-AR9, REMIC, 6.49%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	17	16
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	2,066	1,743
WB Commercial Mortgage Trust 2024-HQ
Series 2024-A-HQ, REMIC, 6.13%, 03/17/28 (a)	2,436	2,453
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.75%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	1,997	1,995
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.67%, 12/25/37 (a)	382	342
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,546
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,487
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.58%, 03/17/51 (a)	62,177	1,169
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,742
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	817
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,830	2,390
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,395
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	842
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	2,139	1,875
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,937
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (e)	3,915	3,411
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 8.56%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	972
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 8.48%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	969
Series 2014-ER-2A, 11.33%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	831
Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 8.58%, (3 Month Term SOFR + 3.26%), 07/15/30 (a)	2,000	1,892
Total Non-U.S. Government Agency Asset-Backed Securities (cost $786,032)		691,855
SENIOR FLOATING RATE INSTRUMENTS 3.2%
Industrials 1.1%
Access CIG, LLC
2023 Term Loan, 10.33%, (SOFR + 5.00%), 08/15/28 (a)	562	562
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.07%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	658	659
Air Canada
2024 Term Loan B, 7.83%, (SOFR + 2.50%), 03/14/31 (a)	190	190
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (a)	594	594
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 05/04/28 (a)	672	671
AllSpring Buyer LLC
Term Loan B, 8.89%, (3 Month Term SOFR + 3.25%), 04/21/28 (a)	664	663
American Airlines, Inc.
2021 Term Loan, 10.33%, (SOFR + 4.75%), 03/10/28 (a)	361	375
2023 1st Lien Term Loan, 8.77%, (SOFR + 3.50%), 05/29/29 (a)	494	495
APX Group, Inc.
2021 Term Loan B, 3.25%, (SOFR + 3.25%), 07/01/28 (a)	486	487
2021 Term Loan B, 10.75%, (Prime + 2.25%), 07/01/28 (a)	—	—
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	390	391
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.33%, (SOFR + 4.00%), 12/25/28 (a)	616	617
Brookfield WEC Holdings Inc.
2024 Term Loan, 8.08%, (SOFR + 2.75%), 01/20/31 (a)	530	529
Brown Group Holding, LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 12/31/24 (a) (n)	460	459
Term Loan B, 8.18%, (SOFR + 2.75%), 12/31/24 (a)	58	58
Carnival Corporation
2023 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/27 (a)	124	124
2021 Incremental Term Loan B, 8.69%, (SOFR + 3.25%), 10/08/28 (a)	564	564
Castlelake Aviation Limited
Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 10/22/26 (a)	537	537
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (a)	656	656
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (a)	439	439
Columbus McKinnon Corporation
2024 Term Loan, 7.82%, (SOFR + 2.50%), 05/14/28 (a)	39	39
Constant Contact Inc
Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	311	301
Cornerstone Building Brands, Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	218	217
CQP Holdco LP
2023 4th Amendment Term Loan, 8.35%, (3 Month Term SOFR + 3.00%), 12/31/30 (a)	415	416
Crosby US Acquisition Corp.
2024 Term Loan B, 9.32%, (SOFR + 4.00%), 08/12/29 (a)	130	131
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 9.10%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	1,020	1,014
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (a)	461	460
2021 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 03/18/29 (a)	80	74
Dun & Bradstreet Corporation (The)
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 01/18/29 (a)	283	283
Dynasty Acquisition Co Inc
Term Loan, 0.00%, (SOFR + 3.50%), 08/24/28 (a) (n)	22	22
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 9.33%, (SOFR + 4.00%), 08/16/28 (a)	456	457
2023 Term Loan B2, 9.33%, (SOFR + 4.00%), 08/16/28 (a)	196	196
EAB Global, Inc.
2021 Term Loan, 8.94%, (SOFR + 3.50%), 12/31/24 (a)	403	403
Echo Global Logistics, Inc.
Term Loan, 8.93%, (SOFR + 3.50%), 11/09/28 (a)	142	140
Term Loan, 8.95%, (3 Month Term SOFR + 3.50%), 11/09/28 (a)	63	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 06/26/26 (a)	185	185
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 03/15/28 (a)	809	808
Eisner Advisory Group LLC
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 02/24/31 (a)	330	331
Element Materials Technology Group US Holdings Inc
2022 USD Delayed Draw Term Loan, 9.70%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	78	78
2022 USD Term Loan, 9.70%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	169	169
Everi Holdings Inc.
2021 Term Loan B, 7.94%, (SOFR + 2.50%), 12/31/24 (a)	150	150
Fertitta Entertainment, LLC
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (f)	996	998
First Advantage Holdings, LLC
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 01/31/27 (a)	438	437
Focus Financial Partners, LLC
2021 Term Loan B4, 7.83%, (SOFR + 2.50%), 12/31/24 (a) (f)	754	751
2024 Term Loan B7, 8.08%, (SOFR + 2.75%), 06/30/28 (a)	85	84
Fortrea Holdings Inc
Term Loan B, 9.08%, (SOFR + 3.75%), 06/12/30 (a)	74	75
Garda World Security Corporation
2022 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	561	561
Gates Global LLC
2022 Term Loan B4, 8.33%, (SOFR + 3.00%), 11/09/29 (a)	118	118
GTCR W Merger Sub LLC
USD Term Loan B, 8.33%, (SOFR + 3.00%), 09/21/30 (a)	540	541
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	573	573
Homeserve USA Holding Corp
Term Loan, 8.33%, (1 Month Term SOFR + 3.00%), 10/12/30 (a)	400	401
Husky Injection Molding Systems Ltd.
Term Loan, 0.00%, (SOFR + 5.00%), 02/01/29 (a) (n)	505	506
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.08%, (SOFR + 3.75%), 01/19/29 (a)	355	355
Kestrel Bidco Inc.
Term Loan B, 8.43%, (SOFR + 3.00%), 07/31/26 (a)	37	37
KKR Apple Bidco, LLC
2021 Term Loan, 8.19%, (SOFR + 2.75%), 07/14/28 (a)	288	288
LaserShip, Inc.
2021 Term Loan, 10.40%, (3 Month Term SOFR + 4.50%), 04/30/28 (a)	250	232
2021 2nd Lien Term Loan, 13.40%, (SOFR + 7.50%), 05/07/29 (a)	75	61
LBM Acquisition LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 12/08/27 (a)	415	414
Madison IAQ LLC
Term Loan, 8.69%, (SOFR + 3.25%), 06/15/28 (a)	605	604
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.44%, (SOFR + 4.00%), 11/18/28 (a)	183	154
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (a)	231	237
Minotaur Acquisition, Inc.
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	509	508
Mirion Technologies, Inc.
2021 Term Loan, 8.36%, (SOFR + 2.75%), 10/05/28 (a)	356	356
Miter Brands Acquisition Holdco Inc
Term Loan, 0.00%, (SOFR + 3.50%), 03/21/31 (a) (n)	95	95
OMNIA Partners LLC
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 07/25/30 (a)	240	241
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (a)	1,091	1,093
PMHC II, Inc.
2022 Term Loan B, 9.72%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	159	157
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	395	395
Quikrete Holdings Inc
Term Loan, 0.00%, (SOFR + 2.50%), 03/18/31 (a) (n)	75	75
Quikrete Holdings, Inc.
2023 Term Loan B, 8.19%, (SOFR + 2.75%), 03/18/29 (a)	243	243
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (a)	221	228
SMG US Midco 2, Inc.
2020 Term Loan, 8.07%, (3 Month Term SOFR + 2.50%), 01/23/25 (a)	597	596
Southern Veterinary Partners, LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/05/27 (a) (n)	65	65
Term Loan, 9.44%, (SOFR + 4.00%), 10/05/27 (a)	650	650
Spin Holdco Inc.
2021 Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	168	155
SRS Distribution Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 05/20/28 (a)	656	660
Standard Aero Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 08/24/28 (a) (n)	8	8
Tamko Building Products, LLC
2023 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 09/13/30 (a)	229	229
Tecta America Corp.
2021 Term Loan, 9.44%, (SOFR + 4.00%), 12/31/24 (a)	303	303
Tempo Acquisition LLC
2023 Term Loan B, 8.08%, (SOFR + 2.75%), 08/31/28 (a)	264	265
Tiger Acquisition, LLC
2021 Term Loan, 8.68%, (SOFR + 3.25%), 05/21/28 (a)	238	235
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 3.50%), 04/11/30 (a) (n)	685	687
TransDigm, Inc.
2023 Term Loan I, 8.58%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	734	737
2023 Term Loan J, 8.60%, (3 Month Term SOFR + 3.25%), 02/28/31 (a)	190	190
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.61%, (3 Month Term SOFR + 7.00%), 02/28/25 (a) (f)	251	234
United Airlines, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 02/15/31 (a)	475	475
Verscend Holding Corp.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 08/27/25 (a)	800	800
Viad Corp
Initial Term Loan, 10.44%, (SOFR + 5.00%), 12/31/24 (a)	290	290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
VT Topco, Inc.
2023 Term Loan B, 9.58%, (SOFR + 4.25%), 08/03/30 (a)	165	165
WestJet Loyalty LP
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 02/01/31 (a) (n)	430	430
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	585	585
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 07/22/28 (a)	106	106
		33,689
Information Technology 0.5%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (a)	380	382
2024 2nd Lien Term Loan, 10.57%, (SOFR + 5.25%), 02/07/32 (a)	140	145
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (a)	505	503
2021 2nd Lien Term Loan, 0.00%, (SOFR + 5.75%), 11/18/29 (a) (n)	10	10
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (a)	130	128
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.86%, (3 Month Term SOFR + 5.25%), 10/20/28 (a)	270	108
2021 2nd Lien Term Loan, 14.48%, (3 Month Term SOFR + 8.88%), 10/22/29 (a)	280	79
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	661	654
Banff Merger Sub Inc
2023 USD Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 12/08/28 (a)	753	757
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 01/31/31 (a)	525	525
Castle US Holding Corporation
USD Term Loan B, 9.19%, (SOFR + 3.75%), 02/28/27 (a)	—	—
USD Term Loan B, 9.35%, (SOFR + 3.75%), 02/28/27 (a)	144	101
Central Parent Inc.
2023 Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 07/06/29 (a)	543	544
Conservice Midco, LLC
2024 Term Loan, 9.33%, (SOFR + 4.00%), 05/13/27 (a)	310	310
CoreLogic, Inc.
Term Loan, 8.94%, (SOFR + 3.50%), 04/14/28 (a)	580	566
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 09/08/26 (a)	313	307
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 05/01/24 (a) (i) (j)	142	6
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (SOFR + 4.00%), 07/31/26 (a)	407	405
2021 2nd Lien Term Loan, 12.33%, (SOFR + 7.00%), 02/16/29 (a)	115	103
Endure Digital Inc.
Term Loan, 9.42%, (6 Month Term SOFR + 3.50%), 01/27/28 (a)	433	421
Energizer Holdings, Inc.
2020 Term Loan, 7.69%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	209	208
Gainwell Acquisition Corp.
Term Loan B, 9.45%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	835	797
Helios Software Holdings, Inc.
2024 Term Loan, 9.07%, (SOFR + 3.75%), 07/15/30 (a)	319	315
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.50%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	507	506
Informatica LLC
2021 USD Term Loan B, 8.19%, (SOFR + 2.75%), 10/13/28 (a)	564	563
ION Trading Finance Limited
2021 USD Term Loan, 10.20%, (SOFR + 4.75%), 03/26/28 (a)	202	202
Iron Mountain, Inc.
2023 Term Loan B, 7.58%, (SOFR + 2.25%), 01/31/31 (a)	504	499
Ivanti Software, Inc.
2021 Term Loan B, 9.84%, (SOFR + 4.25%), 11/20/27 (a)	139	130
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.31%, (SOFR + 3.00%), 10/15/27 (a) (f)	279	274
McAfee, LLC
2022 USD Term Loan B, 9.18%, (SOFR + 3.75%), 02/03/29 (a)	443	442
Mitchell International, Inc.
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 10/01/28 (a)	412	412
2021 2nd Lien Term Loan, 11.94%, (SOFR + 6.50%), 10/01/29 (a)	70	70
Peraton Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/22/28 (a)	402	401
PointClickCare Technologies, Inc.
Term Loan B, 8.61%, (3 Month Term SOFR + 3.00%), 12/16/27 (a)	189	189
Polaris Newco LLC
USD Term Loan B, 9.57%, (SOFR + 4.00%), 06/03/28 (a)	336	333
Proofpoint, Inc.
1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 06/09/28 (a)	658	658
RealPage, Inc
1st Lien Term Loan, 8.44%, (SOFR + 3.00%), 02/18/28 (a)	674	655
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (a)	652	654
UKG Inc.
2021 2nd Lien Term Loan, 10.68%, (SOFR + 5.25%), 05/03/27 (a)	79	79
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (a)	510	512
Ultra Clean Holdings, Inc
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 08/27/25 (a)	179	180
Ultra Clean Holdings, Inc.
Term Loan, 0.00%, 02/27/28 (a) (n)	145	145
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (SOFR + 3.00%), 02/18/27 (a)	547	478
		14,756
Communication Services 0.3%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.94%, (SOFR + 3.50%), 07/30/28 (a)	654	656
2023 Term Loan B, 0.00%, (SOFR + 3.75%), 05/09/30 (a) (n)	60	60
2023 Term Loan B, 9.18%, (SOFR + 3.75%), 05/09/30 (a)	149	149
Term Loan, 0.00%, (SOFR + 3.50%), 05/31/30 (a) (n)	60	60
Altice France S.A.
2023 USD Term Loan B14, 0.00%, (SOFR + 5.50%), 08/31/28 (a) (n)	95	75
2023 USD Term Loan B14, 10.81%, (SOFR + 5.50%), 08/31/28 (a)	333	263
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 8.44%, (1 Month Term SOFR + 3.00%), 03/20/26 (a)	98	82
Bally's Corporation
2021 Term Loan B, 8.83%, (SOFR + 3.25%), 08/05/28 (a)	443	415

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Cengage Learning, Inc.
2024 Term Loan B, 9.58%, (SOFR + 4.25%), 03/24/31 (a)	235	234
Charter Communications Operating, LLC
2023 Term Loan B4, 7.33%, (SOFR + 2.00%), 12/02/30 (a)	601	593
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.61%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	401	401
CMG Media Corporation
2021 Term Loan, 8.95%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	292	254
CommScope, Inc.
2019 Term Loan B, 8.69%, (SOFR + 3.25%), 02/07/26 (a)	109	98
Connect Finco Sarl
2021 Term Loan B, 8.83%, (SOFR + 3.50%), 12/11/26 (a)	337	336
CSC Holdings, LLC
2019 Term Loan B5, 7.94%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	413	371
DirecTV Financing, LLC
Term Loan, 10.44%, (SOFR + 5.00%), 07/22/27 (a)	225	225
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	135	135
GOGO Intermediate Holdings LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 04/21/28 (a)	699	697
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (a)	540	540
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.44%, (SOFR + 4.00%), 10/08/27 (a)	401	403
iHeartCommunications, Inc.
2020 Term Loan, 8.44%, (SOFR + 3.00%), 05/01/26 (a)	185	161
II-VI Incorporated
2024 Term Loan B, 0.00%, (SOFR + 2.50%), 07/02/29 (a) (n)	75	75
Level 3 Financing Inc.
2019 Term Loan B, 7.19%, (SOFR + 1.75%), 03/01/27 (a)	157	156
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (SOFR + 2.25%), 03/20/25 (a)	119	119
Motion Finco Sarl
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 11/30/29 (a) (n)	205	205
2024 USD Term Loan B, 9.11%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	405	404
NASCAR Holdings, LLC
Term Loan B, 7.94%, (SOFR + 2.50%), 07/19/26 (a)	62	62
NEP Group, Inc.
2023 Term Loan B, 10.19%, (PIK + 1.50%), 08/19/26 (a)	309	293
Scientific Games Holdings LP
2022 USD Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 02/03/29 (a)	440	440
Securus Technologies Holdings, Inc.
2023 Term Loan, 10.50%, (3 Month Term SOFR + 4.90%), 11/01/24 (a)	189	140
Simon & Schuster Inc
Term Loan B, 9.32%, (SOFR + 4.00%), 09/27/30 (a)	175	176
Sinclair Television Group Inc.
Term Loan B2B, 7.94%, (SOFR + 2.50%), 07/18/26 (a)	186	177
Six Flags Theme Parks, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 04/09/26 (a)	278	278
Telesat Canada
Term Loan B5, 8.35%, (SOFR + 2.75%), 11/22/26 (a)	84	50
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (a)	371	371
Univision Communications Inc.
2022 First Lien Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	301	302
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.79%, (SOFR + 3.25%), 03/06/31 (a)	645	634
Ziggo Financing Partnership
USD Term Loan I, 7.94%, (SOFR + 2.50%), 04/17/28 (a)	270	266
		10,356
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (a)	238	230
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	319	319
Air Methods Corporation
2023 Exit Term Loan, 14.45%, (3 Month Term SOFR + 9.00%), 11/30/28 (a)	6	6
Aveanna Healthcare, LLC
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 12/31/24 (a)	318	305
2021 2nd Lien Term Loan, 12.49%, (SOFR + 7.00%), 12/08/29 (a)	147	125
Bausch & Lomb Corporation
Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	663	655
2023 Incremental Term Loan, 9.33%, (SOFR + 4.00%), 09/14/28 (a)	239	238
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.44%, (SOFR + 2.00%), 05/18/26 (a)	1,113	1,112
CNT Holdings I Corp
2020 Term Loan, 8.82%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	390	391
Comet Acquisition, Inc.
Term Loan, 8.69%, (SOFR + 3.25%), 10/23/25 (a)	123	123
Curium BidCo S.a r.l.
2023 USD Term Loan B, 9.85%, (3 Month Term SOFR + 4.50%), 07/31/29 (a)	397	398
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.43%, (SOFR + 2.00%), 11/15/27 (a)	361	349
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 8.44%, (SOFR + 3.00%), 05/05/28 (a)	714	717
LifePoint Health, Inc.
2023 Term Loan B, 0.00%, (SOFR + 5.50%), 11/16/28 (a) (n)	605	606
Medline Borrower, LP
USD Term Loan B, 8.44%, (SOFR + 3.00%), 09/30/28 (a)	505	506
Organon & Co
USD Term Loan, 8.43%, (SOFR + 3.00%), 04/07/28 (a)	402	403
Pacific Dental Services LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/07/31 (a) (n)	385	384
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (a) (f)	346	344
Radiology Partners Inc
2018 1st Lien Term Loan B, 10.59%, (3 Month Term SOFR + 5.00%), 06/28/25 (a)	242	233
Sotera Health Holdings, LLC
2021 Term Loan, 8.19%, (SOFR + 2.75%), 12/31/24 (a)	615	612
Team Health Holdings, Inc.
2022 Term Loan B, 10.56%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (f)	144	127
		8,183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Materials 0.3%
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 12/01/27 (a)	400	401
ECO Services Operations Corp
2021 Term Loan B, 7.91%, (3 Month Term SOFR + 2.50%), 05/26/28 (a)	713	712
Graham Packaging Company Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 08/04/27 (a)	504	503
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (SOFR + 4.50%), 03/02/29 (a)	418	411
Illuminate Buyer, LLC
2024 Term Loan B, 8.94%, (SOFR + 3.50%), 12/31/29 (a)	600	600
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 0.00%, (SOFR + 4.25%), 03/09/29 (a) (n)	525	523
INEOS US Finance LLC
2023 USD Term Loan B, 8.93%, (SOFR + 3.50%), 02/09/30 (a)	492	492
2024 USD Term Loan B, 9.08%, (SOFR + 3.75%), 01/30/31 (a)	125	125
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (SOFR + 4.72%), 02/04/26 (a)	154	145
Nouryon Finance B.V.
2023 USD Term Loan B, 9.42%, (3 Month Term SOFR + 4.00%), 04/03/28 (a)	403	403
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 09/21/28 (a)	393	393
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27 (a)	586	587
Phoenix Services International, LLC
2023 Exit PIK Term Loan, 11.43%, (PIK + 6.00%), 06/13/28 (a)	30	28
Polar US Borrower, LLC
2018 1st Lien Term Loan, 10.16%, (SOFR + 4.75%), 08/21/25 (a)	159	119
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	588	589
Pretium Packaging, LLC
Second Out Term Loan A1, 9.91%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	235	210
First Out Term Loan A, 10.31%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	95	96
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.33%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	80	48
Reynolds Group Holdings Inc.
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 09/20/28 (a)	293	294
Titan Acquisition Limited
2018 Term Loan B, 8.44%, (SOFR + 3.00%), 03/16/25 (a)	659	658
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (a)	387	382
Trident TPI Holdings, Inc.
2021 Term Loan B3, 9.61%, (3 Month Term SOFR + 4.00%), 07/22/26 (a)	409	409
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 10.07%, (SOFR + 4.75%), 10/26/26 (a)	50	49
		8,177
Consumer Discretionary 0.2%
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.83%, (SOFR + 6.25%), 10/07/28 (a)	105	90
Caesars Entertainment Inc.
Term Loan B, 8.66%, (3 Month Term SOFR + 3.25%), 01/25/30 (a)	124	124
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (a)	415	415
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/03/30 (a)	648	649
DexKo Global Inc.
2021 USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (f)	204	202
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (a)	304	302
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 8.08%, (SOFR + 2.75%), 01/10/31 (a)	260	260
K-Mac Holdings Corp
2021 Term Loan, 0.00%, (SOFR + 3.25%), 06/23/28 (a) (n)	40	40
2021 Term Loan, 8.69%, (SOFR + 3.25%), 06/23/28 (a)	366	365
Michaels Companies, Inc.
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	369	330
Mister Car Wash Holdings, Inc.
Term Loan, 0.00%, (SOFR + 3.00%), 03/21/31 (a) (n)	95	95
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	599	600
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (a)	813	810
Playa Resorts Holding B.V.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 11/22/28 (a)	550	552
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (a)	212	206
Solis IV BV
USD Term Loan B1, 8.82%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	506	499
Springs Windows Fashions, LLC
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 12/31/24 (a)	457	419
Station Casinos LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 03/07/31 (a) (n)	160	160
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (a)	285	286
Whatabrands LLC
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 07/21/28 (a)	546	546
		6,950
Financials 0.2%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	396	395
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	235	235
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.82%, (SOFR + 3.50%), 11/06/30 (a)	484	486
AssuredPartners, Inc.
2022 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	182	182
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 02/13/27 (a)	424	424
2023 Term Loan B4, 9.08%, (1 Month Term SOFR + 3.75%), 02/13/27 (a)	30	30
2024 Incremental Term Loan B5, 8.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	35	35
Asurion LLC
2021 Term Loan B9, 8.69%, (SOFR + 3.25%), 02/05/28 (a)	622	596
2021 2nd Lien Term Loan B3, 10.69%, (SOFR + 5.25%), 02/05/28 (a)	100	90
2023 Term Loan B11, 0.00%, (SOFR + 4.25%), 08/19/28 (a) (n)	75	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (a)	45	43
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (a)	200	178
Chamberlain Group Inc
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	337	337
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (a) (n)	475	474
Cross Financial Corp
2024 Term Loan B2, 8.83%, (SOFR + 3.50%), 09/15/27 (a)	308	308
Greystone Select Financial LLC
Term Loan B, 10.57%, (3 Month Term SOFR + 5.00%), 12/31/24 (a)	120	120
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 12/22/26 (a)	398	398
Mavis Tire Express Services Corp.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	402	402
OneDigital Borrower LLC
2021 Term Loan, 9.68%, (SOFR + 4.25%), 11/16/27 (a)	601	600
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.69%, (SOFR + 4.25%), 11/04/28 (a)	1	—
Term Loan B, 9.82%, (3 Month Term SOFR + 4.25%), 11/04/28 (a)	254	192
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 9.12%, (SOFR + 3.25%), 02/04/28 (a)	222	222
Starwood Property Trust, Inc.
2021 Term Loan B3, 8.68%, (SOFR + 3.25%), 07/26/26 (a)	154	154
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	191	190
		6,163
Consumer Staples 0.1%
CHG PPC Parent LLC
2021 Term Loan, 8.44%, (SOFR + 3.00%), 11/17/28 (a)	490	489
Eagle Parent Corp.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (n)	410	406
2022 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	79	79
H Food Holdings LLC
2018 Term Loan B, 9.29%, (SOFR + 3.69%), 05/17/25 (a)	126	91
Monogram Food Solutions, LLC
Term Loan B, 9.44%, (SOFR + 4.00%), 12/31/24 (a)	445	444
Triton Water Holdings, Inc
Term Loan, 8.86%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	666	658
		2,167
Energy 0.1%
BCP Renaissance Parent LLC
2023 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 09/21/30 (a)	338	339
Buckeye Partners, L.P.
2024 Term Loan B3, 7.33%, (SOFR + 2.00%), 11/02/26 (a)	245	245
Freeport LNG Investments, LLLP
Term Loan B, 9.08%, (SOFR + 3.50%), 11/17/28 (a)	305	303
GIP II Blue Holding, L.P
Term Loan B, 9.94%, (SOFR + 4.39%), 09/22/28 (a)	153	154
GIP Pilot Acquisition Partners LP
Term Loan, 8.33%, (SOFR + 3.00%), 09/15/30 (a)	200	200
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.44%, (1 Month Term SOFR + 3.00%), 10/05/28 (a)	430	431
Par Petroleum, LLC
2023 Term Loan B, 9.69%, (SOFR + 4.25%), 02/14/30 (a)	104	104
Traverse Midstream Partners LLC
2017 Term Loan, 8.82%, (SOFR + 3.50%), 09/22/24 (a)	107	107
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	185	185
		2,068
Utilities 0.1%
Compass Power Generation LLC
2022 Term Loan B2, 9.69%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (f)	383	384
Foresight Energy LLC
2020 Exit Term Loan A, 13.45%, (3 Month Term SOFR + 8.00%), 06/30/27 (a)	137	129
NRG TERM LOAN B
Term Loan, 0.00%, 03/27/31 (a) (n)	250	250
Pacific Gas & Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (a)	120	120
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (SOFR + 2.00%), 12/11/25 (a)	110	110
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (a) (n)	175	175
Waterbridge Midstream Operating LLC
Term Loan B, 11.34%, (SOFR + 5.75%), 06/22/26 (a)	267	267
		1,435
Real Estate 0.0%
Brand Industrial Services Inc
2023 Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 07/25/30 (a)	299	300
Packers Holdings, LLC
2021 Term Loan, 8.68%, (SOFR + 3.25%), 03/04/28 (a)	181	115
Vestis Corporation
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (a)	160	160
		575
Total Senior Floating Rate Instruments (cost $95,214)		94,519
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (o)	—	2
Flame Aggregator LLC (i) (o)	2	19
Intelsat Jackson Holdings, Ltd. (i) (o)	4	113
Total Common Stocks (cost $139)		134
WARRANTS 0.0%
Avation PLC (i)	10	2
Total Warrants (cost $0)		2
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 5.19% (p) (q)	68,209	68,209
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (p) (q)	4,891	4,891
U.S. Treasury Bill 0.0%
Treasury, United States Department of
5.29%, 06/18/24	510	504
Total Short Term Investments (cost $73,604)		73,604
Total Investments 99.8% (cost $3,169,683)		2,969,476
Other Derivative Instruments (0.1)%		(1,922)
Other Assets and Liabilities, Net 0.3%		8,596
Total Net Assets 100.0%		2,976,150

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $249,609 and 8.4% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) All or a portion of the security was on loan as of March 31, 2024.

(i) Non-income producing security.

(j) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	295,386	154,940	382,117	973	—	—	68,209	2.3
JNL Government Money Market Fund, 5.29% - Class SL	116,615	248,817	360,541	567	—	—	4,891	0.2
	412,001	403,757	742,658	1,540	—	—	73,100	2.5

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	495	519	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/15/22	504	573	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	459	469	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	358	398	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	782	681	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	367	—
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	07/27/23	449	462	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	811	710	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	486	398	—
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	1,007	1,030	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	575	602	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,174	1,217	0.1
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	133	115	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	826	752	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	198	199	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	710	717	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	735	741	—
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/14/23	1,649	1,809	0.1
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	581	578	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	1,340	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	524	—
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	93	97	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	896	902	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,957	1,983	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	632	683	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	395	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	979	994	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,441	1,514	0.1
Banistmo S.A., 4.25%, 07/31/27	02/17/23	186	187	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/23/22	1,947	2,042	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	12/21/22	640	661	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	782	793	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	432	427	—
Braskem Netherlands Finance B.V., 7.25%, 02/13/33	11/27/23	184	192	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,406	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	776	696	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,137	622	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,261	1,099	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/23/22	2,059	2,219	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	02/12/24	158	160	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	168	167	—
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	467	332	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	1,179	1,214	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	874	897	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/24)	01/26/23	1,297	1,320	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	10/10/18	1,064	3	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,156	1,225	0.1
CT Trust, 5.13%, 02/03/32	02/15/23	1,056	1,152	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,167	1,117	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	714	644	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	485	454	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,891	1,650	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	495	415	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,193	1,099	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	323	332	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	386	359	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,044	3,598	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	429	407	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	312	349	—
Geopark Limited, 5.50%, 01/17/27	07/06/23	1,016	1,045	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	643	646	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,654	1,576	0.1
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	01/09/24	399	399	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	346	291	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	530	400	—
Gouvernement De France, 2.00%, 11/25/32	02/02/23	1,006	988	—
Gouvernement De France, 3.00%, 05/25/33	11/02/23	888	934	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	187	189	—
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,357	1,410	0.1
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/11/23	183	186	—
Inkia Energy Limited, 5.88%, 11/09/27	05/23/23	1,450	1,455	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	181	187	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	832	737	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	300	301	—
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	09/25/23	737	844	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	136	143	—
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	327	352	—
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	183	190	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,073	1,946	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	11/16/23	140	154	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	1,211	1,320	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	04/05/22	266	259	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	792	791	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	606	620	—
Millicom International Cellular SA, 6.63%, 10/15/26	04/20/23	523	537	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	323	341	—
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	747	789	—
Minejesa Capital B.V., 4.63%, 08/10/30	12/07/20	492	441	—
Minejesa Capital B.V., 5.63%, 08/10/37	03/15/19	2,198	2,082	0.1
Minerva Luxembourg S.A., 4.38%, 03/18/31	05/26/23	1,353	1,420	0.1
Minsur S.A., 4.50%, 10/28/31	02/20/24	1,313	1,312	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	390	441	—
Movida Europe S.A., 5.25%, 02/08/31	11/29/23	255	265	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,265	1,284	0.1
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	07/27/23	1,084	1,090	—
Nexa Resources S.A., 5.38%, 05/04/27	06/23/23	764	778	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	244	248	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	573	567	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	192	194	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	447	448	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	911	775	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	478	399	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,088	1,099	0.1
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	345	345	—
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	287	286	—
PT Freeport Indonesia, 5.32%, 04/14/32	02/14/24	964	976	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	396	395	—
Reliance Industries Limited, 3.67%, 11/30/27	02/21/24	294	294	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,220	1,239	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	971	871	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	894	822	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	349	350	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	07/17/18	2,854	—	—
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	376	130	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	1,179	1,207	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	808	823	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	691	599	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	675	637	—
Vedanta Resources Limited, 13.88%, 12/09/28	03/01/19	1,223	1,152	0.1
		100,904	90,006	3.0

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	8,480	July 2024	1,737,652	(1,723)	(3,624)

Short Contracts
United States Ultra Bond	(425)	June 2024	(55,286)	(199)	460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,375,785	—	1,375,785
Corporate Bonds And Notes	—	733,577	—	733,577
Non-U.S. Government Agency Asset-Backed Securities	—	691,855	—	691,855
Senior Floating Rate Instruments	—	94,519	—	94,519
Common Stocks	—	—	134	134
Warrants	—	2	—	2
Short Term Investments	73,100	504	—	73,604
	73,100	2,896,242	134	2,969,476
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	460	—	—	460
	460	—	—	460
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,624)	—	—	(3,624)
	(3,624)	—	—	(3,624)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 89.4%
Brazil 14.9%
Banco Do Brasil SA
6.25%, (100, 04/15/24) (a) (b)	7,600	7,640
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b)	3,000	2,888
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (b) (c)	2,400	2,309
8.50%, 01/23/81 (b)	1,500	1,506
8.50%, 01/23/81 (d)	6,000	6,025
Cosan Luxembourg S.A.
7.50%, 06/27/30 (d)	1,500	1,555
Cosan Overseas Limited
8.25%, (100, 08/05/24) (a) (b)	7,900	8,018
CSN Resources S.A.
5.88%, 04/08/32 (b)	5,000	4,374
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	11,984	10,957
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (a) (b)	2,200	2,064
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	8,400	6,927
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	1,807	1,642
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	2,400	2,005
4.38%, 03/18/31 (d)	4,600	3,843
8.88%, 09/13/33 (b)	1,900	1,998
8.88%, 09/13/33 (d)	2,000	2,103
Movida Europe S.A.
5.25%, 02/08/31 (b)	1,200	1,060
MV24 Capital B.V.
6.75%, 06/01/34 (b)	7,656	7,169
NBM US Holdings, Inc.
7.00%, 05/14/26 (b)	800	803
Nexa Resources S.A.
5.38%, 05/04/27 (b)	1,900	1,848
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (b)	3,317	3,309
Simpar Europe
5.20%, 01/26/31 (b)	4,525	3,955
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (e) (f)	900	292
		84,290
Colombia 12.2%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	2,833	2,755
5.75%, 06/15/33 (d)	4,000	3,246
5.75%, 06/15/33 (b)	8,100	6,572
Banco Davivienda S A
6.65%, (100, 04/22/31) (a) (d)	2,950	2,076
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (b)	100	97
7.50%, 04/16/31 (b)	800	685
Bancolombia SA
4.63%, 12/18/29	12,800	12,483
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	6,070	2,698
Ecopetrol S.A.
6.88%, 04/29/30	2,000	1,951
4.63%, 11/02/31	5,150	4,273
5.88%, 05/28/45 - 11/02/51	11,540	8,310
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (b)	9,800	8,512
4.38%, 02/15/31 (b)	4,900	4,070
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	1,203	1,140
Geopark Limited
5.50%, 01/17/27 (b)	4,400	4,000
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	5,200	4,863
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (d)	200	168
Oleoducto Central S.A.
4.00%, 07/14/27 (b)	1,300	1,211
		69,110
Mexico 11.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (d) (e) (f)	292	1
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (b)	2,700	2,459
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (b)	1,800	1,778
7.50%, (100, 06/27/29) (a) (d)	530	525
7.63%, (100, 01/10/28) (a) (b)	6,800	6,757
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	7,400	6,589
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
7.53%, 10/01/28 (b)	1,200	1,245
8.45%, 06/29/38 (b)	200	211
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (b)	9,900	9,190
5.88%, 09/13/34 (b) (c)	4,600	4,342
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b) (c)	2,900	2,249
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	2,900	3,136
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (b)	12,200	11,769
9.13%, (100, 03/14/28) (a) (d)	200	217
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	561	559
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b)	200	167
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (a) (b) (e) (f) (g)	3,200	8
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (d) (e) (f)	2,400	469
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	1,475	1,351
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	376	360
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (b)	1,898	1,793
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (b)	2,400	2,235
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	2,458	2,409
Petroleos Mexicanos
6.75%, 09/21/47	7,650	5,097
Southern Copper Corporation
3.88%, 04/23/25	1,100	1,078
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (b) (e) (f) (g)	8,350	1
		65,995
Peru 11.2%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (d)	886	904
Banco de Credito del Peru
5.85%, 01/11/29 (d)	1,000	1,008
3.13%, 07/01/30 (b)	8,250	7,890
3.25%, 09/30/31 (b)	3,473	3,216
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (b)	12,590	12,180
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	6,467	6,221
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (b)	4,950	4,935
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	629	598
Inkia Energy Limited
5.88%, 11/09/27 (b)	7,396	7,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	400	373
Kallpa Generacion S.A.
4.13%, 08/16/27 (b)	500	475
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	1,703	1,686
Minsur S.A.
4.50%, 10/28/31 (b)	7,255	6,346
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	2,197	2,056
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (b)	1,100	1,067
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	1,937	1,737
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (b)	4,700	3,643
5.63%, 06/19/47 (b)	3,300	2,196
		63,705
India 9.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	4,883	4,149
3.87%, 07/22/31 (b)	2,000	1,636
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	2,100	1,971
4.25%, 05/21/36 (b)	4,318	3,647
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	6,164	5,253
3.00%, 02/16/31 (d)	710	605
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	2,600	2,382
4.20%, 08/04/27 (b)	3,400	3,139
4.38%, 07/03/29 (b)	800	710
3.10%, 02/02/31 (b)	4,700	3,744
JSW Energy Limited
4.13%, 05/18/31 (b)	1,047	927
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	1,288	1,141
JSW Steel Limited
5.05%, 04/05/32 (b)	3,300	2,904
Network I2I Limited
3.98%, (100, 03/03/26) (a) (b)	1,000	949
5.65%, (100, 01/15/25) (a) (b)	4,928	4,885
Reliance Industries Limited
4.13%, 01/28/25 (b)	250	247
3.67%, 11/30/27 (b)	1,842	1,745
UPL Corporation Limited
4.50%, 03/08/28 (b)	1,191	1,018
4.63%, 06/16/30 (b)	7,300	5,814
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	2,200	1,790
Vedanta Resources Limited
13.88%, 12/09/28 (b) (h)	6,110	5,346
		54,002
Indonesia 7.5%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	6,736	6,693
6.88%, 02/04/39 (d)	3,747	3,725
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	4,649	4,411
5.63%, 08/10/37 (b)	10,600	9,593
PT Adaro Indonesia
4.25%, 10/31/24 (b)	2,000	1,972
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (b)	800	763
PT Freeport Indonesia
4.76%, 04/14/27 (b)	6,400	6,243
5.32%, 04/14/32 (b)	3,400	3,319
5.32%, 04/14/32 (d)	3,400	3,319
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (b)	1,700	1,679
5.45%, 05/15/30 (b)	500	495
		42,212
Chile 4.9%
AES Andes SA
6.35%, 10/07/79 (b)	2,369	2,310
6.35%, 10/07/79 (d)	1,156	1,133
Agrosuper S.A.
4.60%, 01/20/32 (b)	3,850	3,303
4.60%, 01/20/32 (d)	1,000	858
Cap S.A.
3.90%, 04/27/31 (b)	8,229	6,460
3.90%, 04/27/31 (d)	2,250	1,766
Chile Electricity PEC SpA
0.00%, 01/25/28 (b) (i)	693	544
0.00%, 01/25/28 (d) (i)	4,654	3,653
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	1,386	1,244
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	3,108	2,991
GNL Quintero S.A
4.63%, 07/31/29 (b)	259	252
Inversiones La Construccion S.A.
4.75%, 02/07/32 (b)	1,300	1,118
Mercury Chile Holdco LLC
6.50%, 01/24/27 (b)	1,200	1,165
6.50%, 01/24/27 (d)	1,100	1,067
		27,864
Singapore 4.5%
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	6,500	6,051
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (j)	6,500	6,147
1.83%, 09/10/30 (d) (j)	3,000	2,837
United Overseas Bank Limited
1.75%, 03/16/31 (b)	9,500	8,823
2.00%, 10/14/31 (b)	2,000	1,829
		25,687
United States of America 3.1%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,200	1,156
5.25%, 09/01/29	1,500	1,516
4.63%, 08/01/30	4,500	4,328
JBS USA Food Company
3.75%, 12/01/31	2,530	2,190
Millicom International Cellular SA
6.63%, 10/15/26 (b)	3,690	3,670
5.13%, 01/15/28 (b)	1,170	1,107
6.25%, 03/25/29 (b)	3,467	3,375
		17,342
Paraguay 2.2%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (i)	5,423	3,967
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b)	2,374	2,070
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (i)	9,171	6,245
		12,282
Panama 2.0%
Banistmo S.A.
4.25%, 07/31/27 (b)	1,500	1,403
Global Bank Corporation
5.25%, 04/16/29 (b)	3,500	3,229
Multibank, Inc.
7.75%, 02/03/28 (d)	2,000	2,013
UEP Penonome II S.A.
6.50%, 10/01/38 (b)	1,233	958
6.50%, 10/01/38 (d)	4,930	3,856
		11,459
Guatemala 1.9%
Banco Industrial S.A.
4.88%, 01/29/31 (b)	4,800	4,560

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CT Trust
5.13%, 02/03/32 (b)	6,800	6,025
		10,585
South Africa 1.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	269	235
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (b)	1,600	1,597
Sasol Financing USA LLC
4.38%, 09/18/26	1,000	941
5.50%, 03/18/31	8,400	7,077
		9,850
Dominican Republic 0.9%
AES Andres B.V.
5.70%, 05/04/28 (d)	5,500	5,066
Vietnam 0.5%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	2,721	2,601
South Korea 0.5%
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (a) (d)	2,800	2,597
Kuwait 0.2%
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	1,200	1,186
Bermuda 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (i) (k)	1,251	135
Total Corporate Bonds And Notes (cost $530,360)		505,968
GOVERNMENT AND AGENCY OBLIGATIONS 8.8%
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 04/27/51	1,400	1,176
4.40%, 02/12/52	6,600	5,039
6.34%, 05/04/53	14,000	13,813
		20,028
Panama 2.2%
Government of the Republic of Panama
2.25%, 09/29/32	7,000	4,953
4.30%, 04/29/53	400	258
3.87%, 07/23/60	13,000	7,410
		12,621
Colombia 2.1%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	13,000	9,368
4.13%, 05/15/51	4,000	2,461
		11,829
South Africa 0.7%
South Africa, Parliament of
4.30%, 10/12/28	4,200	3,770
Chile 0.3%
Presidencia de la Republica de Chile
3.10%, 01/22/61	2,300	1,443
Ukraine 0.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/01/25 (b) (e) (f)	510	191
Total Government And Agency Obligations (cost $66,477)		49,882
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Alpha Holding, S.A. de C.V (b) (e) (k) (l)	310	—
Alpha Holding, S.A. de C.V (d) (e) (k) (l)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (e) (k)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.19% (m) (n)	4,580	4,580
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (m) (n)	521	521
Total Short Term Investments (cost $5,101)		5,101
Total Investments 99.1% (cost $601,938)		560,951
Other Assets and Liabilities, Net 0.9%		5,272
Total Net Assets 100.0%		566,223

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $65,700 and 11.6% of the Fund.

(e) Non-income producing security.

(f) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,270	42,618	39,308	67	—	—	4,580	0.8
JNL Government Money Market Fund, 5.29% - Class SL	4,487	3,474	7,440	32	—	—	521	0.1
	5,757	46,092	46,748	99	—	—	5,101	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	3,904	4,149	0.7
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	1,421	1,636	0.3
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	1,915	1,971	0.3
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/03/23	3,281	3,647	0.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,913	5,253	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,587	2,382	0.4
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	03/13/24	3,154	3,139	0.6
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	811	710	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,386	3,744	0.7
AES Andes SA, 6.35%, 10/07/79	11/18/19	2,371	2,310	0.4
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	3,172	3,303	0.6
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	2,660	2,755	0.5
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	6,498	6,572	1.2
Alpha Holding, S.A. de C.V (callable at 102.25, 05/13/24)	09/30/22	—	—	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	7,846	7,890	1.4
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	3,198	3,216	0.6
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/04/18	6,448	7,640	1.3
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,983	2,888	0.5
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	93	97	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	635	685	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	4,527	4,560	0.8
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,211	12,180	2.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	2,253	2,459	0.4
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,771	1,778	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,726	6,757	1.2
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	6,376	6,589	1.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 7.53%, 10/01/28	03/20/23	1,184	1,245	0.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 8.45%, 06/29/38	11/27/23	200	211	—
Banistmo S.A., 4.25%, 07/31/27	01/18/23	1,397	1,403	0.2
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	8,716	9,190	1.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	4,126	4,342	0.8
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,921	3,967	0.7
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,289	2,249	0.4
Braskem Netherlands Finance B.V., 7.25%, 02/13/33	11/27/23	2,213	2,309	0.4
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,462	1,506	0.3
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	08/15/19	380	143	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	08/15/19	131	48	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	4,934	2,698	0.5
Cap S.A., 3.90%, 04/27/31	12/10/21	7,253	6,460	1.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	10,799	11,769	2.1
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	552	544	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	01/23/24	543	559	0.1
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	168	167	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	6,084	6,221	1.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/07/22	4,831	4,935	0.9
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/24)	01/24/23	7,896	8,018	1.4
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	08/01/18	3,123	8	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,146	4,374	0.8
CT Trust, 5.13%, 02/03/32	02/15/23	5,529	6,025	1.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	10/22/21	6,353	6,051	1.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,394	1,244	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	3,172	2,991	0.5
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,387	8,512	1.5
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,792	4,070	0.7
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	1,325	1,351	0.2
Fenix Power Peru S.A., 4.32%, 09/20/27	05/24/21	636	598	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	364	360	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,196	1,140	0.2
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,893	2,070	0.4
Geopark Limited, 5.50%, 01/17/27	07/06/23	3,869	4,000	0.7
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	3,206	3,229	0.6
GNL Quintero S.A, 4.63%, 07/31/29	03/19/24	253	252	—
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	01/09/24	1,597	1,597	0.3
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	1,778	1,793	0.3
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	10,672	10,957	1.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/09/23	2,181	2,235	0.4
Inkia Energy Limited, 5.88%, 11/09/27	07/24/18	7,221	7,174	1.3
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	361	373	0.1
Inversiones La Construccion S.A., 4.75%, 02/07/32	09/26/22	1,009	1,118	0.2
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	09/25/23	1,801	2,064	0.4
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	882	927	0.2
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	2,690	2,904	0.5
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	458	475	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	1,681	1,686	0.3
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,607	6,693	1.2
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	6,359	6,927	1.2
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	05/04/22	1,573	1,642	0.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,188	1,186	0.2
Mercury Chile Holdco LLC, 6.50%, 01/24/27	02/20/24	1,116	1,165	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	2,379	2,409	0.4
Millicom International Cellular SA, 6.63%, 10/15/26	04/11/23	3,574	3,670	0.6
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	1,049	1,107	0.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,190	3,375	0.6
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	4,827	4,411	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,577	9,593	1.7
Minerva Luxembourg S.A., 4.38%, 03/18/31	06/05/23	1,909	2,005	0.4
Minerva Luxembourg S.A., 8.88%, 09/13/33	11/17/23	1,908	1,998	0.4
Minsur S.A., 4.50%, 10/28/31	02/20/24	6,351	6,346	1.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,407	2,601	0.5
Movida Europe S.A., 5.25%, 02/08/31	11/29/23	1,020	1,060	0.2
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	7,038	7,169	1.3
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	773	803	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/02/22	854	949	0.2
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	4,864	4,885	0.9
Nexa Resources S.A., 5.38%, 05/04/27	06/30/23	1,829	1,848	0.3
Oleoducto Central S.A., 4.00%, 07/14/27	03/31/22	1,253	1,211	0.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,079	2,056	0.4
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/27/23	5,991	6,147	1.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	1,064	1,067	0.2
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,731	1,737	0.3
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,286	3,643	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,452	2,196	0.4
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	3,283	3,309	0.6
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	1,973	1,972	0.3
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	765	763	0.1
PT Freeport Indonesia, 4.76%, 04/14/27	02/20/24	6,254	6,243	1.1
PT Freeport Indonesia, 5.32%, 04/14/32	11/16/23	3,262	3,319	0.6
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	1,681	1,679	0.3
PT. Indonesia Asahan Aluminium, 5.45%, 05/15/30	01/05/23	487	495	0.1
Reliance Industries Limited, 4.13%, 01/28/25	03/11/24	247	247	—
Reliance Industries Limited, 3.67%, 11/30/27	02/20/24	1,742	1,745	0.3
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	6,206	6,245	1.1
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,842	3,955	0.7
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,260	958	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/22/18	7,694	1	—
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	847	292	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	04/29/21	9,025	8,823	1.6
United Overseas Bank Limited, 2.00%, 10/14/31	03/01/23	1,809	1,829	0.3
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	1,020	1,018	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,166	5,814	1.0
Vedanta Resources Limited, 13.88%, 12/09/28	06/06/18	5,709	5,346	0.9
		402,708	389,824	68.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	505,833	135	505,968
Government And Agency Obligations	—	49,882	—	49,882
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	5,101	—	—	5,101
	5,101	555,715	135	560,951

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.6%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 6.78%, (3 Month Term SOFR + 1.46%), 10/16/34 (a)	10,000	10,000
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,210
Affirm Asset Securitization Trust 2022-X1
Series 2023-A-X1, 7.11%, 11/15/28	5,282	5,307
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	4,500	4,494
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,146	1,098
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,822
Allegro CLO VII Ltd
Series 2018-A-1A, 6.68%, (3 Month Term SOFR + 1.36%), 06/13/31 (a) (c)	2,640	2,641
Allegro CLO X Ltd
Series 2019-AR-1A, 6.73%, (3 Month Term SOFR + 1.41%), 04/20/32 (a)	3,500	3,500
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	779	438
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	667	405
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	898	810
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,262	1,844
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,733	3,060
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b)	2,111	1,992
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 6.79%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	7,000
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 7.08%, (3 Month Term SOFR + 1.76%), 01/28/31 (a)	2,000	2,001
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	600	530
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,435	2,863
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.95%, 05/15/53 (a)	24,186	1,027
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.11%, 06/15/54 (a)	51,058	2,869
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.51%, (1 Month Term SOFR + 1.18%), 08/15/34 (a)	3,150	3,119
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 8.09%, (1 Month Term SOFR + 2.76%), 09/15/36 (a) (b)	2,369	2,195
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 7.08%, (3 Month Term SOFR + 1.76%), 10/15/30 (a)	2,750	2,750
Argentina, Republic of
Series 2022-A-CRE6, 6.57%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	1,216	1,202
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	197	194
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	919	837
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 7.24%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (c)	2,000	2,000
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 7.32%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,508
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	270	240
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.90%, 05/20/36 (a)	1,755	1,414
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.34%, 05/17/50 (a)	12,833	390
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.90%, 09/17/64 (a)	79,459	3,062
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.73%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	8,003
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.76%, (3 Month Term SOFR + 1.44%), 07/17/34 (a)	1,500	1,500
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,637
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	439
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.45%, 02/17/50 (a)	18,761	613
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.02%, 07/17/54 (a)	26,096	1,514
Interest Only, Series 2021-XD-C10, REMIC, 1.70%, 07/17/54 (a)	16,250	1,500
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	2,749	2,551
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.78%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	4,202	4,173
BDS Ltd
Series 2021-A-FL8, 6.36%, (1 Month Term SOFR + 1.03%), 01/18/36 (a)	596	594
Series 2021-A-FL9, 6.50%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	2,126	2,107
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.46%, 02/25/47 (a)	6,338	5,405
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.51%, 01/16/54 (a)	30,477	2,318
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 10/25/59 (b)	3,399	3,333
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	4,464	4,382
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.59%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	4,693	4,619
Series 2021-AS-FL1, 7.04%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,616
BSPRT 2021-FL6 Issuer, Ltd.
Series 2021-A-FL6, 6.54%, (1 Month Term SOFR + 1.21%), 03/17/36 (a)	987	979
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 7.49%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,958
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.82%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	4,450	4,422
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	763	717
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.37%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,385	3,380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.36%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	2,375	2,350
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	2,415	2,403
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 6.12%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	2,751	2,646
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.84%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	3,353	3,256
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,108	1,877
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 10/15/35 (a)	1,752	1,565
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 7.91%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,311
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.76%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b)	1,571	1,520
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,184
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	3,480	3,479
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,977	1,781
CBAM 2017-1 Ltd
Series 2017-B-1A, 7.38%, (3 Month Term SOFR + 2.06%), 07/22/30 (a)	1,000	1,000
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.77%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,000
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	14,227	401
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.23%, 11/15/27 (a)	350	290
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 4.84%, 04/10/26 (a)	2,332	2,162
Interest Only, Series 2016-XA-C4, REMIC, 1.60%, 05/10/58 (a)	13,604	315
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 7.54%, (1 Month Term SOFR + 2.21%), 02/16/38 (a) (b)	2,500	2,448
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,844	1,388
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.00%, 05/10/47 (a)	6,974	1
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	1,520	1,449
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.21%, 02/12/49 (a)	3,728	61
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.65%, 04/12/49 (a)	3,201	77
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,569
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (a)	5,966	121
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.37%, 10/13/49 (a)	8,876	222
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.08%, 04/15/50 (a)	10,900	270
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.71%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	12,087	11,143
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	594	509
CLNC 2019-FL1, Ltd.
Series 2019-D-FL1, 8.34%, (1 Month Term SOFR + 3.01%), 04/19/26 (a)	3,000	2,925
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	854	725
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.34%, (1 Month Term SOFR + 1.01%), 11/16/37 (a)	2,408	2,403
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,386	2,942
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,805	3,461
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.56%, 10/15/46 (a)	3,185	14
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.90%, 04/12/24 (a)	1,000	948
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.99%, 06/12/47 (a)	17,720	1
COMM 2014-UBS5 Mortgage Trust
Series 2014-A3-UBS5, REMIC, 3.57%, 08/12/24	2,425	2,411
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.79%, 08/12/48 (a)	18,071	144
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.89%, 10/13/48 (a)	4,283	37
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.90%, 10/13/48 (a)	9,830	101
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.32%, 06/12/25 (a)	2,642	2,541
Interest Only, Series 2015-XA-LC21, REMIC, 0.62%, 07/10/48 (a)	15,210	80
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.33%, 10/13/26 (a)	1,276	1,021
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	127
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	305	290
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29 (d)	5,000	4,907
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.80%, (3 Month Term SOFR + 1.48%), 01/22/35 (a)	6,000	5,998
Series 2021-B-1A, 7.46%, (3 Month Term SOFR + 2.14%), 01/22/35 (a)	3,400	3,400
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 10/15/26	239	234
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	427	290
Crown City CLO
Series 2021-A1A-1A, 6.75%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,000
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 6.60%, (1 Month Term SOFR + 1.28%), 05/15/36 (a)	1,995	1,994
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.54%, 02/25/60 (a)	3,197	3,230
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	475

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.77%, (3 Month Term SOFR + 1.45%), 01/21/31 (a) (c)	6,509	6,506
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b)	1,471	1,212
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (a)	11,250	215
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	856	722
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,544
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,801
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.70%, (3 Month Term SOFR + 1.38%), 07/15/31 (a)	5,467	5,468
Elmwood CLO II Ltd
Series 2019-AR-2A, 6.73%, (3 Month Term SOFR + 1.41%), 04/20/34 (a)	5,000	5,004
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,222	1,193
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,136
Exeter Automobile Receivables Trust 2023-5
Series 2023-A2-5A, 6.20%, 07/15/24	4,735	4,742
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,684	3,683
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b)	958	886
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	104	103
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.66%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	4,249	4,183
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.69%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	4,834	4,812
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.78%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	8,000	8,003
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,148	2,561
Generate CLO IX Ltd
Series A-9A, REMIC, 6.78%, (3 Month Term SOFR + 1.46%), 10/20/34 (a)	7,500	7,503
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,220	1,109
GLS Auto Receivables Issuer Trust 2023-4
Series 2023-A2-4A, 6.40%, 03/17/25	5,600	5,616
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.68%, (1 Month Term SOFR + 1.36%), 08/16/24 (a)	3,291	3,268
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 6.79%, (1 Month Term SOFR + 1.46%), 09/16/24 (a)	3,289	3,191
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.47%, (1 Month Term SOFR + 1.15%), 12/15/36 (a) (b)	986	985
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 1.54%, (1 Month Term SOFR + 1.60%), 03/16/26 (a)	4,000	4,006
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.46%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	2,270	2,244
Series 2021-C-FL3, 7.44%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,235
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.97%, (1 Month Term SOFR + 2.65%), 07/16/35 (a) (b)	2,000	92
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.67%, 09/12/47 (a)	7,175	5
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (a)	5,185	49
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.01%, 05/12/50 (a)	21,948	542
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	28,707	707
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.71%, 12/12/53 (a)	28,408	2,217
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 6.90%, (3 Month Term SOFR + 1.58%), 04/17/34 (a)	10,000	10,004
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.93%, (3 Month Term SOFR + 1.61%), 01/20/33 (a)	2,500	2,500
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.78%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b)	3,794	3,324
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.70%, (3 Month Term SOFR + 1.38%), 04/21/31 (a)	3,501	3,502
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 9.16%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,900
Hilton Orlando Trust 2018-ORL
Series 2018-B-ORL, REMIC, 6.67%, (1 Month Term SOFR + 1.35%), 12/15/34 (a) (b)	1,400	1,399
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	6,723	5,382
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,101	459
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,126
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,144
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,327
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,386
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,506
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,349
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (a)	3,103	1,161
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	1,373
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.83%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	4,001
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,785	1,724
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	2,274	2,015
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.09%, 11/18/48 (a)	7,850	68
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.88%, 01/15/49 (a)	2,972	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.57%, 12/17/49 (a)	14,852	170
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.48%, 06/17/49 (a)	24,171	511
Katayma CLO I Ltd
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,034
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,576
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,000	896
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.51%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	4,100	4,003
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.77%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,268	1,262
LCCM 2017-LC26 Commercial Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,511
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 7.24%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,195
Series 2021-B-FL3, REMIC, 7.64%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,178
LCM XVII Limited Partnership
Series A2RR-17A, 6.73%, (3 Month Term SOFR + 1.41%), 10/15/31 (a)	4,768	4,770
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 07/25/61 (b)	3,587	3,459
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 11/25/60 (b)	4,282	4,082
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	1,123	1,103
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.61%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	4,296	4,242
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	2,135	2,125
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 6.74%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	4,678	4,616
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,758	1,351
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,835	1,460
Logan CLO III Ltd
Series 2022-B-1A, 7.37%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	5,005
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	9,658	3,730
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.66%, 03/12/49 (a)	8,925	145
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,754	1,572
Madison Park Funding XXXI, Ltd.
Series 2018-B-31A, 7.28%, (3 Month Term SOFR + 1.96%), 01/23/31 (a)	1,000	1,001
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.79%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	7,500	7,475
Marlette Funding Trust 2021-1
Series 2021-C-1A, 1.41%, 06/16/31	4	4
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,460
Marlette Funding Trust 2022-2
Series 2022-B-2A, 5.50%, 03/15/25	5,975	5,954
Marlette Funding Trust 2022-3
Series 2022-B-3A, 5.95%, 11/15/32	4,000	3,992
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (a)	4,150	4,140
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b)	6,129	3,406
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.54%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	740	736
Series 2021-C-FL6, 7.29%, (1 Month Term SOFR + 1.96%), 07/18/36 (a)	4,700	4,532
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.52%, (1 Month Term SOFR + 1.19%), 10/20/36 (a)	1,499	1,490
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.68%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	3,207	3,179
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.13%, (1 Month Term SOFR + 1.80%), 03/19/39 (a)	3,620	3,618
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	11,114	11,214
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 6.24%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	3,523	3,507
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 6.58%, (3 Month Term SOFR + 1.26%), 07/22/30 (a)	4,131	4,132
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 5.70%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b)	2,949	1,676
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b)	1,934	1,844
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Series 2014-AS-C16, REMIC, 4.09%, 05/17/24	3,077	3,014
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Series 2015-AS-C23, REMIC, 4.00%, 06/17/25 (a)	3,729	3,616
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (a)	3,368	48
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.83%, 12/17/48 (a)	4,032	40
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.30%, 06/17/50 (a)	21,613	601
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.28%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	454
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	298	261
Series 2020-B-1A, 3.10%, 11/22/32	2,806	2,480
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,084	903
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.78%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	5,000	4,988
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.73%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	4,586	4,577
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 7.57%, (1 Month Term SOFR + 2.25%), 06/15/35 (a)	3,129	1,574
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	2,477	2,360
New Mountain CLO 2 Ltd
Series CLO-A-2A, 6.77%, (3 Month Term SOFR + 1.45%), 04/17/34 (a)	4,000	4,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/26 (b)	2,995	2,984
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	367	300
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 7.23%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,500
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.97%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	4,000	3,969
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 6.65%, (3 Month Term SOFR + 1.33%), 02/21/34 (a)	5,000	5,006
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (a)	2,436	2,404
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	659	644
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	689	675
Series 2021-NOTE-2, 3.00%, 01/25/29	899	879
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	8,550	8,401
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,952
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,385
Pagaya AI Debt Trust 2023-5
Series 2023-A-5, 7.18%, 04/15/31	2,702	2,709
Palmer Square CLO Ltd
Series 2021-A-2A, 6.73%, (3 Month Term SOFR + 1.41%), 07/17/34 (a)	5,000	5,005
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.78%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (c)	3,890	3,895
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	980	913
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	3,350	3,221
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 09/29/60 (b)	2,268	2,232
Pretium Mortgage Credit Partners I 2021-NPL2, LLC
Series 2021-A1-NPL2, REMIC, 1.99%, 06/25/24 (b)	2,837	2,753
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	14,166	13,692
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,437	1,381
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/26 (a) (b)	1,853	1,821
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	2,027	1,962
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	641	506
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,270	1,004
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 6.04%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	1,086	759
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.09%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	520	474
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 6.64%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	1,452	1,440
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	12,000	11,705
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	5,000	4,833
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	407	321
Sandstone Peak Ltd.
Series 2021-A1-1A, 6.80%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	4,000	4,000
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	1,076	1,058
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,808	3,306
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.98%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	16,354	4,455
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.66%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b)	5,156	1,068
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	623	579
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,772	1,756
Sound Point CLO XXI, Ltd.
Series 2020-AR-1A, 6.75%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	7,500	7,500
Sound Point CLO XXIII
Series 2019-AR-2A, 6.75%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	9,990
Sound Point CLO XXIX, Ltd.
Series 2021-B1-1A, 7.29%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	1,997
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	443	404
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	7,683	6,466
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.83%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	796	796
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.38%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	5,000	4,991
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.25%, 12/25/35 (a)	487	407
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	3,174	3,074
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,766	1,007
STWD 2019-FL1, Ltd.
Series 2019-D-FL1, 7.79%, (1 Month Term SOFR + 2.46%), 02/15/25 (a)	1,525	1,454
Series 2019-AS-FL1, 6.84%, (1 Month Term SOFR + 1.51%), 07/15/38 (a)	1,700	1,640
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 6.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,905	2,859
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 7.12%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,421
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,512
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	1,154	1,152
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,995	2,601
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.77%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,500
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.97%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	5,160	5,124
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.53%, 10/15/27 (a)	3,500	3,018
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.68%, 02/17/28 (a)	1,858	1,624
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,566

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	421	420
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	599	594
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	260	255
Upstart Pass-Through Trust, Series 2020-ST3
Series 2021-A-ST8, 1.75%, 10/20/29	3,710	3,673
Upstart Securitization Trust 2017-2
Series 2021-B-3, 1.66%, 07/20/31	270	269
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,369
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	2,465	2,384
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	2,862	2,764
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	3,127	3,005
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	2,605	2,386
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,451
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,454	1,260
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	1,079	1,084
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28	16,111	16,011
Vibrant Clo XR Ltd
Series 2018-A1-10RA, 7.01%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	2,999
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 7.49%, (1 Month Term SOFR + 2.16%), 09/17/36 (a) (b)	75	75
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.22%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	3,278	3,239
VOLT CI, LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	1,818	1,765
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (b)	6,265	6,161
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	2,426	2,383
VOLT XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 04/25/51 (b)	4,329	4,221
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (b)	392	385
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 6.02%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b)	6,634	2,343
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.62%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	7,562	2,516
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.95%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	14,984	13,681
Wellfleet CLO 2020-1, Ltd.
Series 2020-A1A-1, 6.89%, (3 Month Term SOFR + 1.57%), 04/15/33 (a)	5,000	5,000
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.75%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	9,985	9,975
Wells Fargo & Company
Series 2015-A4-C28, REMIC, 3.54%, 04/17/25	3,923	3,820
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,894
Interest Only, Series 2016-XA-C33, REMIC, 1.56%, 03/17/59 (a)	1,894	43
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	284	241
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (a)	375	323
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.92%, 12/17/48 (a)	3,162	35
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.93%, 07/15/50 (a)	22,384	507
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 4.92%, 10/17/28 (a)	344	296
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	13,054	447
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,896
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	182	160
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 5.79%, 08/25/37 (a)	102	89
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 04/15/25	4,500	4,517
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.97%, 08/16/47 (a)	1,880	2
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.80%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	15,000	15,003
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,349	2,047
Total Non-U.S. Government Agency Asset-Backed Securities (cost $918,645)		864,627
GOVERNMENT AND AGENCY OBLIGATIONS 26.3%
U.S. Treasury Note 24.0%
Treasury, United States Department of
4.25%, 05/31/25 - 02/28/29	181,120	179,849
4.63%, 06/30/25 - 11/15/26	100,230	100,151
4.88%, 11/30/25	57,180	57,269
4.38%, 12/15/26 - 11/30/28	74,230	74,355
4.00%, 01/15/27	40,190	39,713
4.13%, 02/15/27	36,380	36,073
		487,410
Commercial Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.73%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a)	920	896
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	7,041	6,294
Series 2022-A1-M1S, REMIC, 2.08%, 04/25/32 (a)	13,405	12,078
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.93%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a)	457	446
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.78%, (SOFR 30-Day Average + 4.46%), 12/25/26 (a)	266	259
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.69%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a)	500	491
		20,464
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	422	410
Series CD-4484, REMIC, 1.75%, 07/15/30	714	665
Series FA-4631, REMIC, 5.93%, (SOFR 30-Day Average + 0.61%), 11/15/46 (a)	1,877	1,848
Federal National Mortgage Association, Inc.
Series 2007-WF-30, REMIC, 5.67%, (SOFR 30-Day Average + 0.35%), 04/25/37 (a)	1,178	1,168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2010-KF-147, REMIC, 5.98%, (SOFR 30-Day Average + 0.66%), 01/25/41 (a)	1,523	1,513
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	820	723
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	3,899	3,390
Series 2018-FE-85, REMIC, 5.73%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	1,045	1,029
Series 2019-FB-49, REMIC, 5.91%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,411	1,386
Government National Mortgage Association
Series 2017-QF-141, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,328	1,291
Series 2018-BF-125, REMIC, 6.00%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,387	1,350
Series 2024-AF-25, REMIC, 5.83%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a)	1,406	1,367
		16,140
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
5.87%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	318	325
5.00%, 07/01/43 - 08/01/43	4,269	4,230
6.37%, (1 Year USD LIBOR + 1.70%), 05/01/44 (a)	565	578
		5,133
Sovereign 0.2%
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	2,300	2,242
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (e)	200	195
Government of the Republic of Panama
3.75%, 03/16/25	500	487
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (e)	300	298
South Africa, Parliament of
4.88%, 04/14/26	700	681
		3,903
Total Government And Agency Obligations (cost $538,120)		533,050
CORPORATE BONDS AND NOTES 12.2%
Financials 3.5%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27 (c)	1,638	1,684
American Express Company
6.33%, (SOFR + 1.00%), 02/16/28 (a)	1,720	1,725
Athene Global Funding
1.72%, 01/07/25 (c)	2,586	2,507
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	1,395	1,275
Avolon Holdings Funding Limited
2.13%, 02/21/26 (c)	1,815	1,691
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	879
Banco BTG Pactual S/A
4.50%, 01/10/25 (e)	450	444
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (e)	950	895
2.75%, 12/10/25 (c)	550	518
Banco De Bogota
6.25%, 05/12/26 (e)	1,300	1,296
Banco de Credito del Peru
5.85%, 01/11/29 (c)	50	50
3.13%, 07/01/30 (e)	1,150	1,100
3.25%, 09/30/31 (c)	1,650	1,528
3.25%, 09/30/31 (e)	200	185
Banco Industrial S.A.
4.88%, 01/29/31 (e)	600	570
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (e)	1,500	1,451
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (e)	700	664
2.38%, 09/14/25 (c)	300	284
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (e)	1,400	1,247
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
7.53%, 10/01/28 (e)	800	830
Bancolombia SA
6.91%, (5 Year Treasury + 2.93%), 10/18/27 (a)	600	603
4.63%, 12/18/29	1,700	1,658
Bank of Montreal
1.50%, 01/10/25 (f)	880	854
Bank of Nova Scotia, The
4.75%, 02/02/26 (f)	835	829
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (e)	900	888
5.13%, 01/18/33 (e)	1,400	1,300
BPCE
2.38%, 01/14/25 (c)	1,780	1,733
Brown & Brown, Inc.
4.20%, 09/15/24	1,730	1,717
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (f)	1,000	982
Citigroup Inc.
3.35%, 04/24/25	1,845	1,842
3.29%, 03/17/26	1,030	1,007
Commonwealth Bank of Australia
5.74%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,667	1,667
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	1,200	1,196
Credicorp Ltd.
2.75%, 06/17/25 (e)	200	193
DBS Group Holdings Ltd
1.82%, 03/10/31 (e)	2,000	1,862
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (e)	650	625
Global Bank Corporation
5.25%, 04/16/29 (e)	1,000	923
Goldman Sachs Bank USA
6.09%, (SOFR + 0.77%), 03/18/27 (a) (c)	1,105	1,104
Gruposura Finance
5.50%, 04/29/26 (e)	800	775
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (g)	79	74
ITAU Unibanco Holding SA
3.88%, 04/15/31 (e)	1,350	1,288
JPMorgan Chase & Co.
0.82%, 06/01/25	710	704
0.97%, 06/23/25	550	544
3.90%, 07/15/25	1,800	1,770
0.77%, 08/09/25	1,455	1,427
Macquarie Bank Limited
6.52%, (SOFR + 1.20%), 12/07/26 (a) (c)	825	831
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	2,160	2,127
Mizuho Financial Group, Inc.
6.29%, (SOFR + 0.96%), 05/22/26 (a)	840	845
Morgan Stanley
0.79%, 05/30/25	1,692	1,676
3.88%, 01/27/26	1,705	1,665
Multibank, Inc.
7.75%, 02/03/28 (c)	400	403
New York Life Global Funding
3.60%, 08/05/25 (c)	851	833
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (f)	1,700	1,608
1.83%, 09/10/30 (c) (f)	400	378
Royal Bank of Canada
5.86%, (SOFR + 0.53%), 01/20/26 (a) (f)	845	843
Synchrony Financial
4.25%, 08/15/24	1,683	1,670
The Charles Schwab Corporation
6.37%, (SOFR + 1.05%), 03/03/27 (a)	860	863
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	1,105	1,109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Toronto-Dominion Bank
0.70%, 09/10/24 (f)	880	861
Truist Financial Corporation
5.72%, (SOFR + 0.40%), 06/09/25 (a)	880	880
United Overseas Bank Limited
1.75%, 03/16/31 (e)	2,000	1,857
Wells Fargo & Company
2.41%, 10/30/25	3,129	3,069
Westpac Banking Corporation
6.04%, (SOFR + 0.72%), 11/17/25 (a)	1,215	1,220
		71,126
Utilities 1.5%
Adani Energy Solutions Limited
4.00%, 08/03/26 (e)	1,100	1,033
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (b)	270	269
American Electric Power Company, Inc.
5.20%, 01/15/29	510	512
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (g)	2,377	1,865
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	382	343
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,100	2,095
Entergy Corporation
0.90%, 09/15/25	1,795	1,685
Exelon Corporation
5.15%, 03/15/29	855	857
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	1,259	1,195
Georgia Power Company
5.00%, 02/23/27	845	846
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,036	1,008
Inkia Energy Limited
5.88%, 11/09/27 (e)	1,165	1,130
JSW Energy Limited
4.13%, 05/18/31 (e)	523	464
Kallpa Generacion S.A.
4.88%, 05/24/26 (e)	600	586
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	697	692
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,500	1,456
6.50%, 01/24/27 (c)	400	388
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (e)	506	496
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	1,674	1,588
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	461	441
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	460	458
4.26%, 09/01/24 (b)	370	368
NiSource Inc.
5.25%, 03/30/28	820	825
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	950	889
Pacific Gas And Electric Company
4.95%, 06/08/25	1,040	1,030
2.10%, 08/01/27	700	631
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (e)	300	289
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,218	1,249
Southern California Edison Company
6.18%, (SOFR + 0.83%), 04/01/24 (a)	685	685
4.90%, 06/01/26	490	487
The Southern Company
5.15%, 10/06/25	810	809
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,200	2,087
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	660	642
WEC Energy Group Inc.
4.75%, 01/09/26	820	813
		30,211
Industrials 1.1%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (e)	1,100	1,008
AGCO Corporation
5.45%, 03/21/27	395	397
BAE Systems PLC
5.00%, 03/26/27 (c)	2,065	2,062
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (e) (g)	477	349
Boeing Company, The
4.88%, 05/01/25 (h)	850	841
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	1,722	1,675
Carrier Global Corporation
5.80%, 11/30/25	570	574
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (e)	742	735
MV24 Capital B.V.
6.75%, 06/01/34 (e)	1,210	1,133
Northrop Grumman Corporation
2.93%, 01/15/25	1,363	1,338
Parker-Hannifin Corporation
3.65%, 06/15/24	1,690	1,682
Penske Truck Leasing Co., L.P.
4.00%, 07/15/25 (c)	1,505	1,474
4.40%, 07/01/27 (c)	1,714	1,670
Republic Services, Inc.
2.50%, 08/15/24	1,695	1,675
Ryder System, Inc.
5.25%, 06/01/28	1,695	1,702
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (e)	1,200	1,182
St. Marys Cement Inc. (Canada)
5.75%, 01/28/27 (e)	600	604
Union Pacific Corporation
4.75%, 02/21/26	1,669	1,661
Veralto Corporation
5.50%, 09/18/26 (c)	870	874
		22,636
Materials 1.0%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	360
Avery Dennison Corporation
0.85%, 08/15/24	512	503
BHP Billiton Finance (USA) Limited
5.25%, 09/08/26	1,295	1,303
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (e)	1,600	1,607
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	600	577
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	600	577
Fibria Overseas Finance Ltd.
4.00%, 01/14/25	1,700	1,673
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,000	1,913
Glencore Funding LLC
4.00%, 04/16/25 (c)	1,165	1,150
1.63%, 09/01/25 (c)	600	568
0.00%, (SOFR + 1.06%), 04/04/27 (a) (c)	1,340	1,339
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	1,300	1,297
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (e)	600	559
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,000	987
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	600	593
Nutrien Ltd.
4.90%, 03/27/28	1,375	1,368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Packaging Corporation of America
3.65%, 09/15/24	620	614
PT Freeport Indonesia
4.76%, 04/14/27 (e)	800	780
4.76%, 04/14/27 (c)	600	585
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (e)	1,200	1,185
Sasol Financing USA LLC
4.38%, 09/18/26	800	753
Southern Copper Corporation
3.88%, 04/23/25	350	343
		20,634
Consumer Discretionary 1.0%
BMW US Capital, LLC
5.95%, (SOFR + 0.62%), 08/11/25 (a) (c)	865	867
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,100	1,072
5.15%, 01/16/26 (c)	655	653
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,715	1,722
Ford Motor Company
4.35%, 12/08/26	1,735	1,687
General Motors Financial Company, Inc.
4.00%, 01/15/25	1,650	1,628
5.25%, 03/01/26	1,671	1,665
Hyatt Hotels Corporation
5.75%, 01/30/27 (h)	1,425	1,448
Hyundai Capital America
1.00%, 09/17/24 (c)	1,755	1,717
5.30%, 03/19/27 (c)	825	825
Lowe`s Companies, Inc.
4.40%, 09/08/25	560	553
Magna International Inc.
5.05%, 03/14/29	1,825	1,825
Marriott International, Inc.
3.60%, 04/15/24	1,700	1,698
McDonald's Corporation
3.38%, 05/26/25	135	132
1.45%, 09/01/25	1,630	1,548
O'Reilly Automotive, Inc.
5.75%, 11/20/26	780	794
		19,834
Health Care 1.0%
AbbVie Inc.
2.60%, 11/21/24	851	836
Amgen Inc.
5.51%, 03/02/26	810	809
Bristol-Myers Squibb Company
5.81%, 02/20/26 (a)	950	952
Cardinal Health, Inc.
3.08%, 06/15/24	2,356	2,343
CVS Health Corporation
5.00%, 02/20/26	820	817
Elevance Health, Inc.
3.50%, 08/15/24	2,578	2,562
Eli Lilly and Company
5.00%, 02/27/26	925	923
Gilead Sciences, Inc.
3.65%, 03/01/26	875	853
HCA Inc.
5.38%, 02/01/25	1,710	1,705
McKesson Corporation
5.25%, 02/15/26	820	817
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	295	293
Royalty Pharma PLC
1.75%, 09/02/27	1,875	1,675
Solventum Corporation
5.45%, 02/25/27 (c)	1,180	1,184
Stryker Corporation
4.85%, 12/08/28	1,150	1,150
UnitedHealth Group Incorporated
0.55%, 05/15/24	400	398
Viatris Inc.
1.65%, 06/22/25	878	835
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,720	1,674
		19,826
Energy 0.8%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	1,444	1,404
BP Capital Markets America Inc.
4.70%, 04/10/29	1,679	1,675
Cosan Luxembourg S.A.
7.00%, 01/20/27 (e)	1,450	1,459
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	734	706
Enbridge Inc.
2.50%, 02/14/25	1,716	1,676
Energy Transfer LP
6.05%, 12/01/26	1,665	1,695
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	1,628	1,488
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	158	156
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	860	857
Kinder Morgan, Inc.
4.30%, 06/01/25	830	818
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	200	186
ONGC Videsh Limited
4.63%, 07/15/24 (e)	200	199
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (e)	600	578
Petrobras Global Finance B.V.
7.38%, 01/17/27	800	832
Phillips 66
3.85%, 04/09/25	725	714
1.30%, 02/15/26	85	79
PT Adaro Indonesia
4.25%, 10/31/24 (e)	1,200	1,183
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	835	834
		16,539
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (e)	710	605
B.A.T Capital Corporation
2.79%, 09/06/24	845	835
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	915	852
Campbell Soup Company
3.95%, 03/15/25	1,695	1,669
5.20%, 03/19/27	660	662
Camposol SA
6.00%, 02/03/27 (e)	350	255
Cencosud S.A.
5.15%, 02/12/25 (e)	400	396
Constellation Brands, Inc.
3.60%, 05/09/24	805	804
5.00%, 02/02/26	85	84
Dollar General Corporation
4.15%, 11/01/25	810	794
Dollar Tree, Inc.
4.00%, 05/15/25	1,605	1,578
General Mills, Inc.
4.00%, 04/17/25	900	887
5.24%, 11/18/25	670	670
JBS USA Food Company
2.50%, 01/15/27	150	138
3.00%, 02/02/29	300	266
JDE Peet's N.V.
0.80%, 09/24/24 (c)	845	824
Minerva Luxembourg S.A.
5.88%, 01/19/28 (e)	400	386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
NBM US Holdings, Inc.
7.00%, 05/14/26 (e)	1,400	1,405
PepsiCo, Inc.
5.73%, 11/12/24 (a)	485	485
Philip Morris International Inc.
4.88%, 02/13/26	1,674	1,667
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (e)	315	314
		15,576
Information Technology 0.7%
Arrow Electronics, Inc.
6.13%, 03/01/26	790	787
Broadcom Corporation
3.88%, 01/15/27	795	771
Broadcom Inc.
3.15%, 11/15/25	880	851
Dell International L.L.C.
4.00%, 07/15/24 (h)	840	836
5.85%, 07/15/25 (h)	830	834
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,251	1,252
Intuit Inc.
5.25%, 09/15/26	810	817
Microchip Technology Incorporated
0.98%, 09/01/24	1,540	1,508
4.25%, 09/01/25	230	226
5.05%, 03/15/29	330	330
Motorola Solutions, Inc.
5.00%, 04/15/29	1,675	1,666
NVIDIA Corporation
0.58%, 06/14/24	1,691	1,674
NXP B.V.
4.40%, 06/01/27	840	821
Oracle Corporation
5.80%, 11/10/25	1,705	1,718
Workday, Inc.
3.50%, 04/01/27	830	794
		14,885
Communication Services 0.4%
AT&T Inc.
5.54%, 02/20/26	980	979
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	1,035	1,013
Charter Communications Operating, LLC
6.15%, 11/10/26	485	489
Digicel Group Holdings Limited
0.00%, 12/31/30 (c) (g) (i)	169	32
KT Corporation
1.00%, 09/01/25 (e)	200	188
Meta Platforms, Inc.
4.60%, 05/15/28	495	495
Millicom International Cellular SA
6.63%, 10/15/26 (e)	450	448
5.13%, 01/15/28 (e)	1,125	1,065
Omnicom Group Inc.
3.65%, 11/01/24	1,268	1,252
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	1,720	1,713
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (e)	800	780
		8,454
Real Estate 0.4%
Crown Castle Inc.
4.80%, 09/01/28	825	809
Equinix, Inc.
1.25%, 07/15/25	1,740	1,646
Simon Property Group, L.P.
2.00%, 09/13/24	1,362	1,340
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,770	1,704
Welltower OP LLC
4.00%, 06/01/25	1,730	1,700
		7,199
Total Corporate Bonds And Notes (cost $249,193)		246,920
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Industrials 1.2%
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (a)	1,101	1,100
American Builders & Contractors Supply Co., Inc.
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 01/25/31 (a)	3,140	3,140
APi Group DE, Inc.
2023 Incremental Term Loan, 7.94%, (SOFR + 2.50%), 01/03/29 (a)	1,690	1,692
Clean Harbors Inc.
2023 Term Loan, 0.00%, (SOFR + 1.75%), 03/08/32 (a) (j)	950	951
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.18%, (SOFR + 1.75%), 04/21/28 (a)	4,591	4,586
Focus Financial Partners, LLC
2021 Term Loan B4, 7.83%, (SOFR + 2.50%), 12/31/24 (a) (k)	1,306	1,300
Generac Power Systems, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 12/11/26 (a)	109	108
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.86%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	2,414	2,418
Installed Building Products Inc
Term Loan, 0.00%, (SOFR + 2.00%), 03/22/31 (a) (j)	460	460
IQVIA Inc.
2023 USD Term Loan B4, 7.35%, (3 Month Term SOFR + 2.00%), 11/17/31 (a)	3,032	3,044
Lamar Media Corporation
2020 Term Loan B, 6.93%, (1 Month Term SOFR + 1.50%), 02/06/27 (a)	2,310	2,304
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (a)	940	967
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	601	602
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (a)	131	135
SMG US Midco 2, Inc.
2020 Term Loan, 8.07%, (3 Month Term SOFR + 2.50%), 01/23/25 (a)	383	383
Standard Industries Inc.
2021 Term Loan B, 7.69%, (1 Month Term SOFR + 2.25%), 08/05/28 (a)	2,103	2,103
		25,293
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (SOFR + 2.25%), 09/12/30 (a)	3,047	3,044
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (a)	173	172
Asplundh Tree Expert, LLC
2021 Term Loan B, 7.18%, (SOFR + 1.75%), 09/07/27 (a)	4,830	4,830
Beacon Roofing Supply Inc
Term Loan, 0.00%, (SOFR + 2.00%), 05/19/28 (a) (j)	1,400	1,401
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 7.43%, (SOFR + 2.00%), 11/09/30 (a)	970	971
KFC Holding Co.
2021 Term Loan B, 7.19%, (SOFR + 1.75%), 03/10/28 (a)	1,299	1,297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Marriott Ownership Resorts Inc
Term Loan, 0.00%, (SOFR + 2.25%), 03/17/31 (a) (j)	2,380	2,368
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 08/29/25 (a)	585	583
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.68%, (SOFR + 2.25%), 05/19/30 (a)	507	509
		15,175
Information Technology 0.7%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 05/01/24 (a) (l) (m)	107	4
Energizer Holdings, Inc.
2020 Term Loan, 7.69%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	1,820	1,816
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (a)	2,629	2,627
Go Daddy Operating Company, LLC
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 11/12/29 (a)	3,905	3,901
Iron Mountain, Inc.
2018 Term Loan B, 7.19%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,547	4,535
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.31%, (SOFR + 3.00%), 10/15/27 (a) (k)	71	70
SS&C Technologies Inc.
2018 Term Loan B5, 7.19%, (SOFR + 1.75%), 04/15/25 (a)	807	807
		13,760
Materials 0.6%
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.85%, (3 Month Term SOFR + 2.50%), 12/20/29 (a)	1,565	1,566
Berry Global, Inc.
2023 Term Loan AA, 7.18%, (SOFR + 1.75%), 07/01/29 (a)	3,430	3,428
Element Solutions Inc.
2023 Term Loan B, 7.33%, (SOFR + 2.00%), 12/09/30 (a)	1,520	1,520
H.B. Fuller Company
2024 Term Loan B, 7.32%, (3 Month Term SOFR + 2.00%), 02/15/30 (a)	1,435	1,436
Phoenix Services International, LLC
2023 Exit PIK Term Loan, 11.43%, (PIK + 6.00%), 06/13/28 (a)	27	25
Reynolds Consumer Products LLC
Term Loan, 7.18%, (SOFR + 1.75%), 01/30/27 (a)	4,262	4,268
		12,243
Health Care 0.5%
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (SOFR + 2.25%), 11/08/27 (a)	1,573	1,574
Avantor TERM LOAN B5
Term Loan, 0.00%, 11/08/27 (a) (j)	1,955	1,956
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.44%, (SOFR + 2.00%), 05/18/26 (a)	2,220	2,218
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.43%, (SOFR + 2.00%), 11/15/27 (a)	4,417	4,271
		10,019
Utilities 0.4%
Calpine Corp
Term Loan, 0.00%, (SOFR + 2.00%), 01/20/31 (a) (j)	160	159
Calpine Corporation
Term Loan B9, 7.33%, (SOFR + 2.00%), 03/22/26 (a)	1,025	1,019
2024 Term Loan B5, 7.33%, (SOFR + 2.00%), 12/02/27 (a)	985	983
NRG TERM LOAN B
Term Loan, 0.00%, 03/27/31 (a) (j)	2,515	2,510
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (SOFR + 2.00%), 12/11/25 (a)	3,846	3,841
		8,512
Communication Services 0.4%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.94%, (SOFR + 3.50%), 07/30/28 (a)	462	463
Connect Finco Sarl
2021 Term Loan B, 8.83%, (SOFR + 3.50%), 12/11/26 (a)	120	120
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	3,965	3,963
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (SOFR + 2.25%), 03/20/25 (a)	105	105
NASCAR Holdings, LLC
Term Loan B, 7.94%, (SOFR + 2.50%), 07/19/26 (a)	54	54
WMG Acquisition Corp.
2024 Term Loan I, 7.33%, (SOFR + 2.00%), 01/21/31 (a)	3,320	3,312
Ziggo Financing Partnership
USD Term Loan I, 7.94%, (SOFR + 2.50%), 04/17/28 (a)	60	59
		8,076
Financials 0.3%
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 7.61%, (3 Month Term SOFR + 2.00%), 11/05/28 (a)	3,190	3,195
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (a)	1,799	1,797
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	635	632
		5,624
Real Estate 0.0%
Vestis Corporation
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (a)	560	559
Energy 0.0%
Buckeye Partners, L.P.
2024 Term Loan B3, 7.33%, (SOFR + 2.00%), 11/02/26 (a)	510	511
Consumer Staples 0.0%
US Foods, Inc.
2019 Term Loan B, 7.44%, (SOFR + 2.00%), 08/14/26 (a)	491	492
Total Senior Floating Rate Instruments (cost $100,329)		100,264
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (l)	—	2
Flame Aggregator LLC (i) (l)	2	17
Total Common Stocks (cost $0)		19
SHORT TERM INVESTMENTS 7.3%
U.S. Treasury Bill 4.8%
Treasury, United States Department of
5.34%, 05/16/24	18,320	18,200
5.15%, 06/27/24	80,000	78,992
		97,192
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.19% (n) (o)	50,480	50,480
Total Short Term Investments (cost $147,632)		147,672
Total Investments 93.3% (cost $1,953,919)		1,892,552
Other Derivative Instruments 6.5%		131,636
Other Assets and Liabilities, Net 0.2%		3,985
Total Net Assets 100.0%		2,028,173

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $65,370 and 3.2% of the Fund.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Non-income producing security.

(m) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	78,801	134,456	162,777	806	—	—	50,480	2.5

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/15/23	1,000	1,033	0.1
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	601	605	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	974	1,008	0.1
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,385	1,404	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,092	1,013	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	920	879	—
Banco BTG Pactual S/A, 4.50%, 01/10/25	01/23/24	444	444	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	898	895	—
Banco De Bogota, 6.25%, 05/12/26	08/01/23	1,269	1,296	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,152	1,100	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	185	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	546	570	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,481	1,451	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	693	664	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,188	1,247	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 7.53%, 10/01/28	04/06/23	791	830	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	879	888	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	10/18/23	1,215	1,300	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	345	349	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,603	1,607	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	355	255	—
Cencosud S.A., 5.15%, 02/12/25	08/12/22	401	396	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	01/19/24	573	577	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,201	1,196	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	1,451	1,459	0.1
Credicorp Ltd., 2.75%, 06/17/25	08/31/23	192	193	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	1,999	1,862	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	386	343	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	724	706	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	630	577	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,290	1,195	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	09/11/23	612	625	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	928	923	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,098	1,008	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	02/29/24	194	195	—
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	1,298	1,297	0.1
Gruposura Finance, 5.50%, 04/29/26	06/09/21	827	775	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	1,451	1,488	0.1
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/10/23	549	559	—
Inkia Energy Limited, 5.88%, 11/09/27	12/20/21	1,148	1,130	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	77	74	—
ITAU Unibanco Holding SA, 3.88%, 04/15/31	08/03/21	1,301	1,288	0.1
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	442	464	—
Kallpa Generacion S.A., 4.88%, 05/24/26	05/26/22	593	586	—
KT Corporation, 1.00%, 09/01/25	01/28/21	201	188	—
LG Chem, Ltd., 3.25%, 10/15/24	06/23/20	1,011	987	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	08/24/23	727	735	—
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	11/14/23	648	692	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	602	593	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,449	1,456	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	490	496	—
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	450	448	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	1,086	1,065	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	05/11/21	1,674	1,588	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	12/06/23	379	386	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	423	441	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	1,084	1,133	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/19/23	1,376	1,405	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	183	186	—
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/23	200	199	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	579	578	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/07/21	927	889	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,702	1,608	0.1
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/14/23	299	298	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	309	314	—
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	1,184	1,183	0.1
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	780	780	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	05/10/22	1,193	1,185	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	290	289	—
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	1,195	1,182	0.1
St. Marys Cement Inc. (Canada), 5.75%, 01/28/27	09/28/23	586	604	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/18/23	752	780	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,279	2,087	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	06/07/21	685	642	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,994	1,857	0.1
		65,132	64,213	3.2

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	09/11/24	36,500	—	803
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	05/31/24	81,000	—	7,390
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/19/24	74,000	—	5,019
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/30/24	85,000	—	1,868
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/26/24	12,000	—	394
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/26/24	49,000	—	8,016
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/02/24	87,000	—	3,853
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	06/21/24	100,000	—	3,283
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	06/27/24	87,000	—	3,211
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	06/13/24	86,000	—	5,071
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	09/26/24	100,000	—	739
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	05/16/24	75,000	—	10,852
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	06/27/24	3,000	—	22
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	08/22/24	71,000	—	2,918
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	04/18/24	92,000	—	13,103
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	09/18/24	100,000	—	2,809
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	08/07/24	88,000	—	3,339

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	04/12/24	84,000	—	14,210
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	04/05/24	75,000	—	11,404
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/24/24	86,000	—	3,267
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	05/08/24	65,000	—	11,717
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/03/24	76,000	—	3,981
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/05/24	75,000	—	1,870
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	05/23/24	50,000	—	5,371
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	10/02/24	99,000	—	310
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	06/05/24	73,000	—	6,816
					—	131,636

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	864,627	—	864,627
Government And Agency Obligations	—	533,050	—	533,050
Corporate Bonds And Notes	—	246,888	32	246,920
Senior Floating Rate Instruments	—	100,264	—	100,264
Common Stocks	—	—	19	19
Short Term Investments	50,480	97,192	—	147,672
	50,480	1,842,021	51	1,892,552
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	131,636	—	131,636
	—	131,636	—	131,636

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.5%
Mortgage-Backed Securities 28.9%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	63,579	56,591
4.00%, 09/01/43 - 01/01/53	30,181	28,061
3.50%, 02/01/46 - 01/01/48	10,259	9,389
2.50%, 09/01/50 - 12/01/50	19,404	16,104
4.50%, 07/01/52 - 08/01/52	21,457	20,450
5.50%, 02/01/53	2,931	2,953
6.50%, 01/01/54	14,800	15,405
6.00%, 02/01/54 - 03/01/54	47,510	48,687
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	13,487	12,863
6.18%, 12/01/28	8,360	8,502
2.48%, 11/01/29	16,699	14,782
1.90%, 05/01/30	10,000	8,546
2.63%, 04/01/32	62,149	52,516
1.83%, 11/01/33	6,300	4,929
3.00%, 03/01/35 - 04/01/51	48,278	42,443
3.50%, 09/01/43 - 04/01/52	48,722	44,154
4.00%, 01/01/44 - 10/01/49	37,891	35,809
2.20%, 09/01/46	16,304	12,594
2.50%, 09/01/50 - 03/01/51	65,902	55,160
2.00%, 10/01/50 - 02/01/51	42,648	34,044
5.00%, 08/01/52 (a)	10,505	10,446
5.00%, 05/01/53	17,232	16,956
5.50%, 05/01/53	13,653	13,853
5.50%, 01/01/54 (a)	9,823	9,787
Government National Mortgage Association
3.50%, 10/20/45	1,223	1,112
2.50%, 08/20/51	32,715	27,517
		603,653
Collateralized Mortgage Obligations 16.0%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	727	717
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,690
Series EB-4247, REMIC, 3.50%, 09/15/33	4,350	4,118
Series 2021-M2-HQA2, REMIC, 7.37%, (SOFR 30-Day Average + 2.05%), 12/27/33 (b)	5,428	5,500
Interest Only, Series SP-3770, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (b)	210	2
Interest Only, Series SM-3780, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (b)	4,973	456
Series KA-4366, REMIC, 3.00%, 03/15/41	208	207
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (b)	36	16
Series KM-4141, REMIC, 1.75%, 12/15/42	8,033	6,741
Series CS-4156, REMIC, 0.00%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (b)	3,279	2,218
Series 2023-M1B-HQA2, REMIC, 8.67%, (SOFR 30-Day Average + 3.35%), 06/25/43 (b)	3,000	3,173
Series UZ-4508, REMIC, 3.00%, 07/15/43	534	420
Series ZX-4404, REMIC, 4.00%, 04/15/44	54,735	51,437
Series AB-4533, REMIC, 3.00%, 06/15/44	2,508	2,321
Series CA-4573, REMIC, 3.00%, 11/15/44	8,652	7,999
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,160	1,925
Series ZD-4440, REMIC, 2.50%, 02/15/45	3,137	2,709
Series KZ-4440, REMIC, 3.00%, 02/15/45	14,120	11,764
Series GZ-4612, REMIC, 3.00%, 09/15/46	25,039	21,708
Series DZ-4894, REMIC, 3.50%, 06/15/49	5,188	4,631
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	19,752	2,980
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,826	3,040
Interest Only, Series MS-4291, REMIC, 0.47%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (b)	1,968	168
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	20,890	5,035
Interest Only, Series C60-426, 3.50%, 02/25/52	18,916	3,435
Interest Only, Series C8-437, 2.50%, 06/25/52	32,686	5,024
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	197	178
Interest Only, Series 2005-S-2, REMIC, 1.17%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (b)	2,354	146
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	254	236
Interest Only, Series 2011-ES-93, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (b)	819	80
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,262	1,174
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,265	2,890
Interest Only, Series 2018-ST-25, REMIC, 0.62%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (b)	6,369	435
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	704	668
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	701	663
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	10,314	9,221
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	1,534	1,475
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	912	883
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,263	11,340
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	10,039	8,836
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	17,538	14,248
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	6,929
Series 2021-ZV-95, REMIC, 2.50%, 01/25/52	10,268	5,911
Series 2022-DZ-18, REMIC, 3.50%, 04/25/52	10,724	7,647
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	8,193	6,367
Ginnie Mae REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	13,821	2,195
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	26,549	4,256
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,069	974
Series 2016-TL-99, REMIC, 2.00%, 04/16/44	6,983	5,583
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	9,247	1,728
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	9,585	1,490
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (b)	12,236	178
Series 2022-BZ-174, REMIC, 3.50%, 08/20/50	20,940	17,422
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	38,052	5,149
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	36,919	5,035
Interest Only, Series 2020-SB-185, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (b)	38,846	4,711
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	47,900	6,687
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	28,856	3,611
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	26,246	3,616
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	41,377	5,679
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	15,836	2,524
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (b)	17,376	123
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (b)	53,916	1,149
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	37,230	5,987
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,657	10,115
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	29,015	3,999
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	20,790	3,938
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,244	6,024
		334,934
U.S. Treasury Bond 9.9%
Treasury, United States Department of
4.38%, 08/15/43	14,200	14,036
4.75%, 11/15/43	174,000	180,525
4.25%, 02/15/54	11,000	10,818
		205,379

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 2.3%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (b)	15,497	14,064
Interest Only, Series 2020-X1-M15, REMIC, 1.45%, 09/25/31 (b)	37,037	2,308
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (b)	75,493	4,309
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (b)	37,887	1,848
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (b)	58,833	4,483
Interest Only, REMIC, 0.82%, 02/16/63 (b)	54,635	3,261
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (b)	66,302	3,547
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (b)	11,041	656
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (b)	18,151	1,211
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (b)	79,183	5,434
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (b)	41,272	2,584
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (b)	78,966	2,851
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (b)	29,066	1,470
		48,026
U.S. Treasury Note 1.4%
Treasury, United States Department of
4.63%, 02/28/26	29,500	29,477
Total Government And Agency Obligations (cost $1,324,333)		1,221,469
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.0%
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.69%, (1 Month Term SOFR + 1.36%), 06/25/37 (b) (c)	3,373	2,187
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,074
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (b) (c)	2,328	1,820
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,555
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,576
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,480
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	5,067	2,852
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,665	1,405
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (b)	13,720	8,516
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,082	1,008
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 11/25/36 (b) (c)	3,068	2,766
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,959	5,110
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.00%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (b)	3,129	227
Series 2007-1A6-5CB, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (b)	3,129	1,358
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,065
Apidos CLO XII
Series 2013-CR-12A, 7.38%, (3 Month Term SOFR + 2.06%), 04/15/31 (b)	1,000	996
Aqua Finance Trust 2017-A
Series 2017-A-A, 3.72%, 10/15/24	88	88
Ares LIX CLO Ltd
Series 2021-B1-59A, 6.99%, (3 Month Term SOFR + 1.66%), 04/25/34 (b)	3,000	2,981
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-C-DSNY, REMIC, 6.72%, (1 Month Term SOFR + 1.40%), 09/16/24 (b)	3,100	3,085
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,612	2,237
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	264
Battalion CLO XI Ltd.
Series 2017-BR-11A, 7.30%, (3 Month Term SOFR + 1.98%), 04/24/34 (b)	1,000	995
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (b) (c)	6,125	4,037
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.28%, 07/17/54 (b)	22,540	1,424
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.37%, 09/17/54 (b)	42,770	2,857
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.95%, 11/18/54 (b)	12,405	597
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.60%, 02/18/54 (b)	35,331	2,690
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 6.37%, (1 Month Term SOFR + 1.05%), 07/15/37 (b) (c)	1,599	1,579
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	116
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.40%, 05/16/53 (b)	85,670	1,194
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.76%, 09/17/53 (b)	35,960	2,271
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.26%, 07/17/54 (b)	20,153	1,189
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (b)	38,734	1,605
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 7.33%, (3 Month Term SOFR + 2.01%), 10/21/30 (b)	3,000	3,000
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 09/15/38 (b)	2,580	2,564
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (b)	4,500	4,114
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 10/25/59 (c)	6,601	6,473
Bravo Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	16,530	16,634
Bridge Street CLO IV Ltd
Series 2024-A-1A, 0.00%, 04/20/37 (b)	1,000	1,000
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.36%, (1 Month Term SOFR + 1.04%), 12/15/26 (b)	3,000	2,968
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 7.44%, (1 Month Term SOFR + 2.11%), 09/15/36 (b)	3,062	3,018
Series 2021-F-VOLT, REMIC, 7.84%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	1,562	1,573
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	4,941	4,241
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,107	1,877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.72%, (3 Month Term SOFR + 1.40%), 04/20/34 (b)	2,000	2,000
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 5.72%, (1 Month Term SOFR + 0.25%), 09/25/36 (b) (c)	2,671	2,578
CarVal CLO IX-C Ltd
Series 2024-A-1A, 7.00%, (3 Month Term SOFR + 1.68%), 04/20/37 (b)	1,000	1,008
CBAM 2017-2 Ltd
Series 2017-BR-2A, 7.43%, (3 Month Term SOFR + 2.11%), 07/17/34 (b)	1,500	1,500
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.23%, 11/15/27 (b)	243	201
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.60%, 05/10/58 (b)	68,548	1,589
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,452	2,525
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,059	1,016
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,133	856
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	7,714	7,589
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.00%, 05/10/47 (b)	6,636	1
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.21%, 02/12/49 (b)	18,930	312
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (b)	14,257	289
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.84%, 07/25/47 (b)	1,329	1,064
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (b)	1,028	951
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,072	905
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	804	708
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	6,482	6,480
Colt 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68	4,745	4,786
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.56%, 10/15/46 (b)	3,030	13
COMM 2014-CCRE17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 0.77%, 05/10/47 (b)	11,884	14
COMM 2014-CCRE18 Mortgage Trust
Series 2014-B-CR18, REMIC, 4.46%, 06/17/24 (b)	2,600	2,515
COMM 2014-CCRE19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.62%, 08/12/24 (b)	1,163	1,103
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.89%, 10/13/48 (b)	24,510	213
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.93%, 02/12/48 (b)	17,380	68
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.66%, 02/12/26 (b)	1,340	1,233
Interest Only, Series 2016-XA-DC2, REMIC, 0.91%, 02/12/49 (b)	13,969	176
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 09/15/33 (b)	3,070	2,887
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	67
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,247	2,823
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,004	1,315
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	920
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.80%, 04/15/50 (b)	16,980	49
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (b)	1,911	1,792
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.54%, 06/17/52 (b)	8,835	513
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (b)	7,000	6,398
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	879
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	4,277	3,593
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (b)	340	334
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 11/25/61 (b)	4,261	4,130
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (b)	8,438	7,235
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 4.53%, 09/25/58 (b)	15,841	13,270
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.77%, (3 Month Term SOFR + 1.45%), 01/21/31 (b) (d)	1,302	1,301
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,815
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (b)	20,180	386
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 09/25/47 (b) (c)	10,142	8,547
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (b)	3,209	2,810
Series 2006-1A3-AR1, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 02/25/36 (b) (c)	7,642	7,512
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	401
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	679
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.98%, (3 Month Term SOFR + 1.66%), 01/15/31 (b)	1,000	1,000
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.70%, (3 Month Term SOFR + 1.38%), 07/15/31 (b)	2,278	2,278
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.93%, (3 Month Term SOFR + 1.60%), 04/27/37 (b)	5,000	4,999
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 5.72%, (1 Month Term SOFR + 0.25%), 03/25/37 (b) (c)	5,122	2,618
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,545	1,047
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,816

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	9,331
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,094
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.66%, (1 Month Term SOFR + 1.33%), 05/18/38 (b) (c)	3,108	3,060
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.78%, (3 Month Term SOFR + 1.46%), 04/17/34 (b)	4,500	4,502
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,220	1,109
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,492	1,947
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (b)	1,845	1,401
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 8.57%, (1 Month Term SOFR + 3.25%), 12/15/36 (b) (c)	3,000	2,987
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 6.27%, (1 Month Term SOFR + 0.95%), 07/15/31 (b)	436	360
Series 2018-D-TWR, REMIC, 6.97%, (1 Month Term SOFR + 1.65%), 07/15/31 (b)	1,000	455
Series 2018-E-TWR, REMIC, 7.47%, (1 Month Term SOFR + 2.15%), 07/15/31 (b)	1,000	355
Series 2018-F-TWR, REMIC, 8.17%, (1 Month Term SOFR + 2.85%), 07/15/31 (b)	1,000	200
Series 2018-G-TWR, REMIC, 9.30%, (1 Month Term SOFR + 3.97%), 07/15/31 (b)	1,000	51
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (c)	3,816	1,422
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.67%, 09/12/47 (b)	33,203	21
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (b)	782	680
Interest Only, Series 2015-XA-GC34, REMIC, 1.19%, 10/13/48 (b)	20,094	268
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	2,462	2,243
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (b)	31,560	299
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.19%, 10/13/49 (b)	22,975	494
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	3,931
Interest Only, Series 2017-C-2, REMIC, 1.08%, 08/12/50 (b)	32,209	897
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.35%, 03/10/28 (b)	2,000	1,715
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (b)	37,330	1,492
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.66%, 02/14/53 (b)	48,190	1,288
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.63%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (b)	12,564	2,243
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.78%, (3 Month Term SOFR + 1.46%), 07/17/34 (b)	2,500	2,502
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 9.37%, (3 Month Term SOFR + 4.06%), 08/01/25 (b)	299	196
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.78%, (3 Month Term SOFR + 2.46%), 01/20/33 (b)	3,000	2,995
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.70%, (3 Month Term SOFR + 1.38%), 04/21/31 (b)	1,751	1,751
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,716	1,569
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,220	1,853
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,015	817
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,169	950
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	4,506	4,540
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 5.72%, (1 Month Term SOFR + 0.25%), 04/25/37 (b) (c)	1,941	1,282
Series 2007-A4-NC1, REMIC, 6.00%, (1 Month Term SOFR + 0.39%), 04/25/37 (b) (c)	9,137	6,053
IMT Trust 2017-APTS
Series 2017-AFX-APTS, REMIC, 3.48%, 06/17/24	3,200	3,185
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.11%, 09/25/36 (b)	669	622
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,630	3,611
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 6.04%, (1 Month Term SOFR + 0.71%), 03/25/36 (b) (c)	4,155	2,017
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.36%, 07/08/33 (b)	2,000	1,313
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (b)	2,666	688
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.66%, (1 Month Term SOFR + 0.33%), 01/25/34 (b) (c)	4,346	3,805
Series 2006-A4-HE3, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 07/25/36 (b) (c)	1,624	1,428
Series 2006-A5-HE3, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 11/25/36 (b) (c)	4,201	3,687
Series 2006-A5-WMC4, REMIC, 5.86%, (1 Month Term SOFR + 0.32%), 12/25/36 (b) (c)	20,411	10,493
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.47%, 03/26/37 (b)	990	1,003
Jamestown CLO Ltd
Series 2018-A1-6RA, 6.74%, (3 Month Term SOFR + 1.41%), 04/25/30 (b) (d)	2,160	2,161
Series 2018-A2A-6RA, 7.37%, (3 Month Term SOFR + 2.04%), 04/25/30 (b)	1,000	999
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-A5-C21, REMIC, 3.77%, 06/17/24	2,518	2,498
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (b)	1,469	1,405
Series 2014-C-C21, REMIC, 4.62%, 07/17/24 (b)	2,000	1,857
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.64%, 11/18/25 (b)	2,224	1,935
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,380
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.48%, 06/17/49 (b)	17,673	374
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,587
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.64%, 05/15/53 (b)	38,493	2,139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.92%, (1 Month Term SOFR + 0.60%), 04/15/37 (b)	3,417	3,263
Katayma CLO I Ltd
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (b)	5,000	5,017
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (b)	1,000	1,008
Katayma CLO II Ltd
Series 2024-A1-2A, 0.00%, 04/20/37 (b)	1,000	1,000
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	11,096	9,851
LFT CRE 2021-FL1 LLC
Series 2021-B-FL1, 7.19%, (1 Month Term SOFR + 1.86%), 06/17/39 (b)	2,600	2,544
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 3.78%, 06/25/26 (c)	6,000	5,906
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.83%, 03/11/50 (b)	30,553	439
Marble Point CLO XXV Ltd
Series 2022-A1R-2A, 7.32%, (3 Month Term SOFR + 1.93%), 10/20/36 (b)	2,000	2,015
Massage Envy Franchising, LLC
Series 2019-A2-1, 6.45%, 07/30/24	6,224	6,194
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,733	1,052
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.41%, 11/25/35 (b)	9,223	5,081
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	866
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 11/15/38 (b)	2,040	2,035
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.53%, 10/25/47 (b)	10,169	3,230
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.09%, (1 Month Term SOFR + 0.44%), 03/25/37 (b) (c)	28,959	9,501
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.23%, (1 Month Term SOFR + 0.41%), 06/25/37 (b) (c)	16,570	4,268
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.52%, (1 Month Term SOFR + 1.19%), 10/20/36 (b)	2,480	2,464
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	13,802	13,927
MidOcean Credit CLO
Series 2018-A1-9A, 6.73%, (3 Month Term SOFR + 1.41%), 07/21/31 (b) (d)	1,959	1,959
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.46%, 09/17/24 (b)	1,500	1,350
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,885
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (b)	17,787	253
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.28%, 09/17/49 (b)	15,293	332
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.26%, 10/19/26 (b)	2,960	2,376
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (b)	3,847	3,395
Interest Only, Series 2019-XA-L3, REMIC, 0.61%, 11/18/52 (b)	66,524	1,830
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.45%, (1 Month Term SOFR + 0.41%), 07/25/36 (b) (c)	17,731	6,063
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	413
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (b)	975	486
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,584	1,399
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.78%, (3 Month Term SOFR + 1.46%), 04/28/34 (b)	1,500	1,496
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	732
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	2,135
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.73%, (3 Month Term SOFR + 1.41%), 07/15/31 (b)	1,834	1,831
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-A-FL1, REMIC, 6.32%, (1 Month Term SOFR + 1.00%), 06/15/35 (b)	345	317
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,106
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (b)	5,300	4,480
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 5.14%, 02/25/36 (b)	409	286
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.81%, 07/26/41 (b)	5,852	4,921
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	6,980
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,869	3,870
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (b) (c)	4,413	4,411
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	4,320	4,327
Ocean Trails CLO X
Series 2020-AR-10A, 6.80%, (3 Month Term SOFR + 1.48%), 10/16/34 (b)	1,000	999
Octagon Investment Partners 40, Ltd.
Series 2019-BR-1A, 7.28%, (3 Month Term SOFR + 1.96%), 01/22/35 (b)	1,000	1,000
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.78%, (3 Month Term SOFR + 1.46%), 08/25/31 (b) (d)	2,161	2,164
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 8.15%, (1 Month Term SOFR + 2.81%), 10/29/24 (b) (c)	573	574
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 8.44%, (1 Month Term SOFR + 3.11%), 03/25/26 (b) (d)	2,000	2,020
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (b)	4,928	4,507
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (c)	9,457	9,125
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 09/29/60 (c)	222	219
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (c)	2,875	2,762
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,675	9,233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,764
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	14,306
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,579
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (c)	7,668	7,404
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (c)	2,872	2,763
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (b) (c)	2,718	2,618
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/26 (b) (c)	819	804
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,417	1,113
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,448	1,175
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 5.10%, 08/25/35 (b)	3,058	2,605
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 12/25/36 (b)	2,501	1,452
Interest Only, Series 2007-1A6-B, REMIC, 0.61%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (b)	2,501	208
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,488	2,313
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.26%, 01/25/36 (b)	4,125	2,898
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,976	3,538
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,393	1,211
Residential Asset Securitization Trust 2007-A3
Series 2007-1A2-A3, REMIC, 4.65%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (b)	670	650
Series 2007-1A1-A3, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 04/25/37 (b)	5,138	1,982
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,927	659
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,518	7,856
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	167	142
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	993	753
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	497	381
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	704	555
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,330	3,491
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 6.68%, (3 Month Term SOFR + 1.36%), 05/20/31 (b) (d)	2,451	2,451
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 0.00%, (3 Month Term SOFR + 1.61%), 04/20/37 (b)	2,000	2,001
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	6,347	5,510
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 09/25/36 (b) (c)	16,326	5,462
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 6.73%, (3 Month Term SOFR + 1.41%), 07/15/31 (b)	1,951	1,951
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,905	5,442
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,321
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,194
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,181	1,170
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,272
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (b)	4,623	3,045
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.71%, (3 Month Term SOFR + 1.41%), 04/18/31 (b) (d)	2,915	2,912
Sound Point CLO IX, Ltd.
Series 2015-BRRR-2A, 7.38%, (3 Month Term SOFR + 2.06%), 07/20/32 (b)	850	850
Sound Point CLO XXIII
Series 2019-AR-2A, 6.75%, (3 Month Term SOFR + 1.43%), 07/17/34 (b)	2,000	1,998
Sound Point CLO, Ltd.
Series 2024-A1-38A, 6.90%, (3 Month Term SOFR + 1.60%), 02/20/37 (b)	1,500	1,501
Sound Pt CLO XXI Ltd
Series 2018-A1A-21, 6.77%, (3 Month Term SOFR + 1.44%), 10/27/31 (b) (d)	3,250	3,252
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 5.79%, 04/25/37 (b)	372	177
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (b)	5,537	4,688
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 6.71%, (3 Month Term SOFR + 1.38%), 06/16/31 (b) (d)	1,759	1,762
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.38%, (3 Month Term SOFR + 2.06%), 04/15/32 (b)	1,000	998
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.55%, 11/25/35 (b)	2,962	2,477
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.60%, (1 Month Term SOFR + 0.27%), 06/25/36 (b) (c)	4,850	3,036
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.77%, (1 Month Term SOFR + 0.42%), 07/25/36 (b) (c)	20,500	6,320
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.62%, (1 Month Term SOFR + 0.29%), 09/25/36 (b) (c)	4,841	2,711
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,035	2,872
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,293	3,010
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	6,841	5,521
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,912	4,448
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,241
TRESTLES CLO LLC
Series 2023-B1-6A, 7.87%, (3 Month Term SOFR + 2.50%), 01/25/36 (b)	2,000	2,010
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	2,847	2,738
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.64%, (1 Month Term SOFR + 1.31%), 03/17/38 (b) (c)	2,033	2,007
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.52%, 06/17/50 (b)	14,481	515
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-A-ST9, 1.70%, 11/20/29	1,233	1,215
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	105	105
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,103	4,038
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,792

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	4,561	4,518
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (c)	2,162	2,091
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (b)	1,289	1,268
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (b)	10,064	10,029
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	4,167	4,143
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.83%, (3 Month Term SOFR + 1.51%), 10/20/31 (b)	1,131	1,131
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,378
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (c)	716	687
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 02/27/51 (c)	3,653	3,592
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (c)	1,488	1,462
VOLT XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 03/27/51 (c)	3,259	3,210
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 04/25/51 (c)	1,176	1,157
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.87%, (1 Month Term SOFR + 0.49%), 04/25/36 (b) (c)	13,822	4,817
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.62%, (1 Month Term SOFR + 0.29%), 10/25/36 (b) (c)	53	18
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	932	712
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,665	1,271
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (b) (c)	17,375	4,952
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	914	892
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (b)	625	619
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.73%, (3 Month Term SOFR + 1.41%), 01/17/31 (b)	2,431	2,432
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (b)	1,577	1,482
Series 2016-C-C34, REMIC, 5.06%, 04/17/26 (b)	1,937	1,744
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (b)	2,000	1,692
Interest Only, Series 2016-XA-C33, REMIC, 1.56%, 03/17/59 (b)	10,256	231
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,088	947
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	990	842
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	370	314
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.59%, 11/18/25 (b)	1,850	1,716
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (b)	2,386	2,287
Interest Only, Series 2015-XA-LC20, REMIC, 1.27%, 04/15/50 (b)	18,883	122
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (b)	2,031	1,747
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.92%, 12/17/48 (b)	16,965	190
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.09%, 09/16/50 (b)	66,568	1,720
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.38%, 01/16/60 (b)	15,238	492
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.82%, 12/17/52 (b)	36,780	1,329
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.29%, 02/18/53 (b)	57,992	3,074
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.39%, 06/17/53 (b)	57,636	3,102
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	604	532
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.78%, 11/18/47 (b)	22,380	41
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,313	1,254
Total Non-U.S. Government Agency Asset-Backed Securities (cost $950,462)		815,680
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 5.19% (e) (f)	57,146	57,146
Total Short Term Investments (cost $57,146)		57,146
Total Investments 100.2% (cost $2,331,941)		2,094,295
Other Derivative Instruments (0.1)%		(1,086)
Other Assets and Liabilities, Net (0.1)%		(3,037)
Total Net Assets 100.0%		2,090,172

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $20,184.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $23,974 and 1.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	17,079	175,076	135,009	448	—	—	57,146	2.7
JNL Government Money Market Fund, 5.29% - Class SL	62,944	278,197	341,141	490	—	—	—	—
	80,023	453,273	476,150	938	—	—	57,146	2.7

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,950	July 2024	809,789	(802)	(2,075)
United States 5 Year Note	2,400	July 2024	256,254	(281)	583
				(1,083)	(1,492)
Short Contracts
United States 10 Year Ultra Bond	(150)	June 2024	(17,067)	(3)	(124)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,221,469	—	1,221,469
Non-U.S. Government Agency Asset-Backed Securities	—	815,680	—	815,680
Short Term Investments	57,146	—	—	57,146
	57,146	2,037,149	—	2,094,295
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	583	—	—	583
	583	—	—	583
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,199)	—	—	(2,199)
	(2,199)	—	—	(2,199)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.1%
Mortgage-Backed Securities 23.6%
Federal Home Loan Mortgage Corporation
2.50%, 01/01/28 - 04/01/52	15,025	12,757
3.00%, 12/01/30 - 05/01/52	13,498	11,929
3.50%, 04/01/33 - 03/01/52	4,114	3,748
1.50%, 07/01/35 - 04/01/51	11,049	8,592
2.00%, 07/01/35 - 04/01/52	23,055	19,481
4.00%, 05/01/38 - 05/01/48	3,310	3,139
2.00%, 04/01/42 (a)	1,760	1,487
4.50%, 10/01/42 - 12/01/42	88	85
2.50%, 11/01/51 (a)	86	71
5.00%, 05/01/52 - 10/01/53	4,188	4,125
5.00%, 06/01/52 (a)	400	396
5.50%, 09/01/52 - 03/01/54	6,961	6,973
6.00%, 03/01/53 - 04/01/54	2,822	2,878
6.50%, 09/01/53 - 10/01/53	3,017	3,118
6.50%, 01/01/54 (b)	985	1,023
Federal National Mortgage Association, Inc.
2.50%, 01/01/28 - 07/01/52	39,418	33,641
2.00%, 02/01/28 - 03/01/52	32,888	27,221
3.00%, 02/01/31 - 06/01/52	15,552	13,677
3.50%, 08/01/34 - 03/01/52	6,769	6,353
1.50%, 01/01/36 - 02/01/51	2,846	2,319
4.00%, 06/01/38 - 09/01/52	11,295	10,619
4.50%, 03/01/39 - 02/01/53	3,519	3,397
2.00%, 10/01/41 - 04/01/51 (b)	4,701	3,781
4.50%, 09/01/49 (b)	2,184	2,117
TBA, 2.50%, 10/01/51 - 05/15/54 (a)	11,426	9,456
3.50%, 11/01/51 (b)	3,194	2,874
5.00%, 09/01/52 - 11/01/53	7,415	7,279
5.50%, 09/01/52 - 08/01/53	8,711	8,741
6.00%, 11/01/52 - 03/01/54	4,484	4,549
6.50%, 05/01/53 - 03/01/54	2,513	2,588
6.00%, 04/01/54 (a)	1,150	1,163
TBA, 2.00%, 04/15/54 - 05/15/54 (a)	35,900	28,430
TBA, 3.00%, 04/15/54 - 05/15/54 (a)	19,800	17,056
TBA, 3.50%, 04/15/54 (a)	13,550	12,124
TBA, 4.50%, 04/15/54 (a)	1,300	1,238
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,817	2,670
3.50%, 09/20/45 - 02/20/46	3,070	2,842
5.00%, 04/20/48	382	384
3.00%, 12/20/49 - 05/20/52	3,477	3,066
2.00%, 12/20/50 - 05/15/54 (a)	25,397	20,823
2.00%, 01/20/51 - 04/20/51	6,345	5,200
2.50%, 06/20/51 - 01/20/52	10,252	8,644
4.50%, 03/20/53 - 04/20/53	3,284	3,155
TBA, 2.50%, 04/15/54 - 05/15/54 (a)	8,500	7,245
TBA, 3.00%, 04/15/54 - 05/15/54 (a)	11,050	9,750
TBA, 3.50%, 04/15/54 (a)	3,900	3,549
TBA, 4.00%, 04/15/54 (a)	4,325	4,048
TBA, 5.00%, 04/15/54 - 05/15/54 (a)	3,700	3,637
TBA, 5.50%, 04/15/54 - 05/15/54 (a)	5,300	5,295
TBA, 6.00%, 04/15/54 (a)	9,600	9,686
TBA, 6.50%, 04/15/54 - 05/15/54 (a)	5,500	5,590
		374,009
U.S. Treasury Note 21.2%
Treasury, United States Department of
4.38%, 10/31/24 - 11/30/30	5,900	5,936
4.63%, 11/15/26 - 09/30/30	2,375	2,384
4.25%, 03/15/27 - 02/28/31	28,540	28,574
4.00%, 02/29/28 - 10/31/29	30,700	30,336
3.63%, 03/31/28 - 03/31/30	24,594	23,974
4.00%, 06/30/28 (b)	21,120	20,886
1.25%, 09/30/28	15,940	13,987
4.88%, 10/31/28 - 10/31/30	38,483	39,622
2.38%, 03/31/29	23,000	21,077
3.13%, 08/31/29	9,040	8,557
3.88%, 12/31/29	22,700	22,289
3.75%, 05/31/30	63	61
2.75%, 08/15/32	12,578	11,283
4.13%, 11/15/32	2,600	2,583
3.50%, 02/15/33	96,040	90,968
4.50%, 11/15/33	14,500	14,822
		337,339
U.S. Treasury Bond 9.8%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	26,528
1.75%, 08/15/41	7,868	5,307
2.00%, 11/15/41 - 08/15/51	30,354	19,414
3.25%, 05/15/42	6,600	5,610
3.63%, 02/15/44	2,020	1,791
3.13%, 08/15/44	6,470	5,296
3.00%, 11/15/44	1,900	1,521
2.88%, 11/15/46 - 05/15/52	13,164	9,981
1.88%, 11/15/51	19,398	11,621
2.25%, 02/15/52	36,390	23,932
3.63%, 02/15/53 (b)	13,879	12,183
4.13%, 08/15/53	20,281	19,495
4.75%, 11/15/53	7,500	8,005
4.25%, 02/15/54	5,000	4,917
		155,601
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	442	402
Series VD-4676, REMIC, 4.00%, 08/15/37	18	18
Series VA-5083, REMIC, 1.00%, 08/15/38	374	349
Series LA-5041, REMIC, 1.50%, 11/25/40	985	810
Series PT-5046, REMIC, 1.50%, 11/25/40	747	614
Series CL-5092, REMIC, 3.00%, 04/25/41	958	847
Series AB-5210, REMIC, 3.00%, 01/25/42	253	231
Series AE-4636, REMIC, 4.00%, 07/15/42	31	30
Series AC-4661, REMIC, 4.00%, 04/15/43	23	23
Series LB-4492, REMIC, 4.00%, 03/15/44	12	12
Series LB-4506, REMIC, 4.00%, 04/15/44	26	25
Series LB-4522, REMIC, 4.00%, 06/15/44	18	18
Series LB-4535, REMIC, 4.00%, 08/15/44	18	18
Series LA-4993, REMIC, 2.00%, 08/25/44	383	344
Series CD-5266, REMIC, 4.50%, 10/25/44	498	485
Series BA-5000, REMIC, 2.00%, 04/25/45	477	423
Series LA-4646, REMIC, 4.00%, 09/15/45	48	47
Series KB-4692, REMIC, 4.00%, 10/15/46	135	129
Series TA-5210, REMIC, 3.50%, 11/25/46	221	204
Series AG-5176, REMIC, 2.00%, 01/25/47	720	617
Series PA-4746, REMIC, 4.00%, 02/15/47	66	62
Series KA-5180, REMIC, 2.50%, 10/25/47	193	169
Series LB-5202, REMIC, 2.50%, 10/25/47	191	167
Series GC-5159, REMIC, 2.00%, 11/25/47	154	130
Series BA-5190, REMIC, 2.50%, 11/25/47	235	205
Series BA-5198, REMIC, 2.50%, 11/25/47	357	316
Series DA-5197, REMIC, 2.50%, 11/25/47	178	157
Series A-5248, REMIC, 4.00%, 04/15/48	490	469
Series P-5236, REMIC, 5.00%, 04/25/48	175	173
Series M-5164, REMIC, 2.50%, 07/25/48	152	131
Series EA-5159, REMIC, 2.50%, 08/25/48	149	128
Series A-5182, REMIC, 2.50%, 10/25/48	1,252	1,087
Series LA-5200, REMIC, 3.00%, 10/25/48	437	395
Series AG-5202, REMIC, 3.00%, 01/25/49	144	130
Series TP-5178, REMIC, 2.50%, 04/25/49	332	284
Series BA-5169, REMIC, 2.50%, 05/25/49	660	563
Series CA-5190, REMIC, 2.50%, 05/25/49	193	164
Series TP-5189, REMIC, 2.50%, 05/25/49	230	196
Series A-5197, REMIC, 2.50%, 06/25/49	193	164
Series TP-5169, REMIC, 2.50%, 06/25/49	152	129
Series CA-5191, REMIC, 2.50%, 04/25/50	228	195
Series CB-5175, REMIC, 2.50%, 04/25/50	958	825
Series UA-5202, REMIC, 3.00%, 04/25/50	225	201
Series BE-5058, REMIC, 3.00%, 11/25/50	333	288
Series PK-5220, REMIC, 3.50%, 01/25/51	282	263
Series CG-5214, REMIC, 3.50%, 04/25/52	196	181
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	512	459
Series 2020-MG-39, REMIC, 1.50%, 06/25/40	824	680
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	842	694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2020-MC-59, REMIC, 1.50%, 08/25/40	924	761
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	481	464
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,875	2,665
Series 2020-JA-49, REMIC, 2.00%, 08/25/44	147	132
Series 2020-MA-43, REMIC, 2.00%, 01/25/45	401	358
Series 2020-BA-80, REMIC, 1.50%, 03/25/45	402	344
Series 2020-BA-101, REMIC, 1.50%, 09/25/45	271	230
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	467	399
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	150	137
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	343	314
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	2,137	2,013
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	376	344
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	299	284
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,740	1,490
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	600	520
Series 2022-E-7, REMIC, 2.50%, 11/25/47	739	650
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	185	149
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	196	158
Series 2022-D-3, REMIC, 2.00%, 02/25/48	747	646
Series 2022-A-7, REMIC, 3.00%, 05/25/48	456	411
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	230	207
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	285	257
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	320	288
Series 2021-H-59, REMIC, 2.00%, 06/25/48	170	137
Series 2022-NA-5, REMIC, 2.50%, 06/25/48	195	170
Series 2022-E-30, REMIC, 4.50%, 07/25/48	360	348
Series 2021-L-85, REMIC, 2.50%, 08/25/48	167	143
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	504	433
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	117	110
Series 2022-B-4, REMIC, 2.50%, 05/25/49	195	169
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	763	658
Series 2022-B-11, REMIC, 3.00%, 06/25/49	231	210
Series 2021-A-68, REMIC, 2.00%, 07/25/49	302	237
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	247	210
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	265	228
Series 2022-A-28, REMIC, 2.50%, 02/25/52	656	604
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	81	72
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	242	215
Series 2019-F-11, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	163	161
Series 2019-NF-23, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	90	89
Series 2019-FB-153, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	417	407
		32,473
Sovereign 1.8%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	336
3.88%, 04/16/50 (e)	710	567
3.00%, 09/15/51 (e)	105	71
Angola, Government of
9.50%, 11/12/25 (e)	190	193
8.25%, 05/09/28 (e)	125	120
8.75%, 04/14/32 (e)	100	92
9.38%, 05/08/48 (e)	50	43
Banco Central de la Republica Argentina
0.00%, 06/30/25 (c)	150	134
Bank Gospodarstwa Krajowego
6.25%, 10/31/28 (e)	200	208
5.38%, 05/22/33 (e)	200	199
Bermuda, Government of
3.72%, 01/25/27 (e)	215	205
3.38%, 08/20/50 (e)	60	40
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (e) (f) (g)	620	214
0.00%, 09/01/25 - 03/15/35 (e) (f) (g)	550	187
0.00%, 08/01/41 (c) (d) (e) (f) (g)	75	40
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	205	207
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	116
3.00%, 01/15/34	90	73
3.30%, 03/11/41	85	63
Costa Rica Reps
7.00%, 04/04/44 (e)	15	16
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	235
3.13%, 04/15/31	115	91
8.00%, 04/20/33	80	84
7.50%, 02/02/34	50	51
7.38%, 09/18/37	30	30
6.13%, 01/18/41	10	9
5.00%, 06/15/45	225	162
5.20%, 05/15/49	150	110
4.13%, 05/15/51	50	31
8.75%, 11/14/53	200	218
Dubai, Government of
5.25%, 01/30/43 (h)	200	191
Gabon, Government of
6.63%, 02/06/31 (e)	105	89
7.00%, 11/24/31 (e)	80	68
Ghana, Government of
0.00%, 04/07/29 - 06/16/49 (e) (f) (g)	170	88
10.75%, 10/14/30 (e)	80	54
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (e)	70	72
5.63%, 04/30/43 (e)	85	77
7.30%, 11/13/54 (e)	200	212
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	120
6.60%, 06/13/36 (e)	20	20
6.13%, 06/01/50 (e)	45	42
Gobierno De La Republica De Honduras
6.25%, 01/19/27 (e)	25	24
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (e) (i)	260	176
3.50%, 07/31/35 (e) (i)	150	79
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	200	193
2.74%, 01/29/33 (e)	200	163
6.00%, 02/09/36 (e)	200	203
5.40%, 03/30/50 (e)	30	26
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	74
5.10%, 06/18/50	150	145
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	68
3.25%, 04/16/30	135	120
2.66%, 05/24/31	100	84
3.50%, 02/12/34	125	104
6.35%, 02/09/35	200	206
6.00%, 05/07/36	200	200
6.05%, 01/11/40	145	143
3.77%, 05/24/61	180	117
5.75%, 10/12/10	210	183
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	70	63
Government of Saudi Arabia
3.63%, 03/04/28 (e)	65	62
3.25%, 10/22/30 (e)	385	349
2.25%, 02/02/33 (e)	200	161
4.50%, 10/26/46 (e)	125	107
4.63%, 10/04/47 (e)	110	95
5.75%, 01/16/54 (e)	200	198
3.75%, 01/21/55 (e)	100	72
4.50%, 04/22/60 (e)	300	246
3.45%, 02/02/61 (e)	250	166
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	195
Government of the Republic of Panama
2.25%, 09/29/32	220	156
6.40%, 02/14/35	100	95
4.50%, 05/15/47	100	69
6.85%, 03/28/54	50	45
7.88%, 03/01/57	200	202

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
3.87%, 07/23/60	225	128
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	220	174
6.50%, 09/26/33 (e)	35	36
Government of the Republic of Zambia
0.00%, 07/30/27 (e) (f) (g)	30	22
Government of the Sultanate of Oman
5.63%, 01/17/28 (e)	370	371
6.00%, 08/01/29 (e)	50	51
6.25%, 01/25/31 (e)	200	207
6.50%, 03/08/47 (e)	25	25
6.75%, 01/17/48 (e)	240	245
7.00%, 01/25/51 (e)	25	26
Israel, State of
5.75%, 03/12/54	200	193
Jamaica, The Government of
7.88%, 07/28/45	35	41
Kenya, Government of
7.00%, 05/22/27 (e)	60	58
7.25%, 02/28/28 (e)	25	24
9.75%, 02/16/31 (e)	200	205
8.00%, 05/22/32 (e)	30	28
6.30%, 01/23/34 (e)	45	37
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	41
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	200
Ministerio De Gobierno
6.88%, 12/10/25 (e) (i)	71	60
6.99%, 06/01/27 (e) (i)	102	78
Ministerul Finantelor Publice
3.00%, 02/14/31 (e)	215	180
3.63%, 03/27/32 (e)	98	84
7.13%, 01/17/33 (e)	80	85
4.00%, 02/14/51 (e)	85	60
Ministry of Defence State of Israel
3.38%, 01/15/50	135	91
Ministry of Diwan Amiri Affairs
3.75%, 04/16/30 (e)	275	264
4.63%, 06/02/46 (e)	220	202
4.82%, 03/14/49 (e)	275	257
4.40%, 04/16/50 (e)	1,205	1,063
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (f) (g) (h)	315	20
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	206
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	124
6.50%, 11/28/27 (e)	10	9
6.13%, 09/28/28 (e)	275	248
7.14%, 02/23/30 (e)	90	82
7.88%, 02/16/32 (e)	105	95
7.70%, 02/23/38 (e)	60	49
Pakistan, Government of
6.00%, 04/08/26 (e)	145	130
6.88%, 12/05/27 (e)	45	38
7.38%, 04/08/31 (e)	160	126
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	206
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	150	148
6.13%, 06/15/33 (e)	200	180
Presidencia da Republica
3.88%, 06/12/30	170	153
8.25%, 01/20/34	225	259
7.13%, 01/20/37	115	123
Presidencia De La Nacion
1.00%, 07/09/29	153	82
0.75%, 07/09/30 (i)	1,374	716
3.63%, 07/09/35 (i)	842	353
4.25%, 01/09/38 (i)	484	226
3.50%, 07/09/41 (i)	245	100
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	70
2.45%, 01/31/31	285	243
4.00%, 01/31/52	200	158
5.33%, 01/05/54	200	192
3.10%, 01/22/61	160	100
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (e)	15	13
7.65%, 06/15/35 (e)	35	27
7.65%, 06/15/35 (h)	20	15
7.63%, 02/01/41 (e)	20	15
7.12%, 01/20/50 (e)	40	28
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	145	147
5.95%, 01/25/27 (e)	240	239
6.00%, 07/19/28 (e)	75	75
7.05%, 02/03/31 (e)	150	155
5.30%, 01/21/41 (e)	95	81
6.85%, 01/27/45 (e)	80	79
6.40%, 06/05/49 (e)	190	178
5.88%, 01/30/60 (e)	80	68
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (f) (g)	580	102
Sandor-Palota
2.13%, 09/22/31 (e)	200	158
5.50%, 06/16/34 (e)	155	152
3.13%, 09/21/51 (e)	75	47
6.75%, 09/25/52 (e)	35	37
Senegal, Government of
6.25%, 05/23/33 (e)	70	60
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	102
5.88%, 04/20/32	60	54
5.00%, 10/12/46	85	57
5.65%, 09/27/47	75	54
5.75%, 09/30/49	140	101
Tajikistan, Government of
7.13%, 09/14/27 (e)	140	127
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	226
7.63%, 05/29/32 (e)	90	77
7.90%, 02/21/48 (e)	15	11
8.70%, 03/01/49 (e)	310	250
7.50%, 02/16/61 (e)	185	133
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (e) (f) (g)	90	54
0.00%, 03/14/29 - 03/28/30 (e) (f) (g)	185	109
The Government of Barbados
6.50%, 10/01/29 (e)	125	118
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	53
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	200	194
7.38%, 10/10/47 (e)	30	26
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	186
The Philippines, Government of
3.56%, 09/29/32	200	179
2.95%, 05/05/45	35	25
2.65%, 12/10/45	70	46
5.95%, 10/13/47	200	214
5.50%, 01/17/48	200	203
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	101
8.50%, 10/12/35 (e)	165	211
6.63%, 02/17/37 (e)	30	34
7.75%, 01/17/38 (e)	160	199
5.25%, 01/17/42 (e)	45	45
6.75%, 01/15/44 (e)	70	82
5.13%, 01/15/45 (e)	85	84
5.95%, 01/08/46 (e)	220	237
4.35%, 01/11/48	90	79
3.50%, 02/14/50 (j)	60	45
4.20%, 10/15/50	1,515	1,275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	97
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	200	167
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26	135	132
4.25%, 04/14/26	225	217
4.88%, 10/09/26 - 04/16/43	380	322
6.00%, 03/25/27 - 01/14/41	120	104
9.88%, 01/15/28	145	160
5.13%, 02/17/28	110	104
6.13%, 10/24/28	75	73
9.38%, 03/14/29 - 01/19/33	545	602
9.13%, 07/13/30	90	97
7.63%, 05/15/34	200	201
6.63%, 02/17/45	30	26
5.75%, 05/11/47	75	57
Urzad Rady Ministrow
5.75%, 11/16/32	90	94
5.50%, 04/04/53	45	45
Vlada Crne Gore
7.25%, 03/12/31 (e)	200	204
		28,118
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
Series K-A1-160, 4.68%, 10/25/32 (d)	399	396
Series A2-K727, REMIC, 2.95%, 07/25/24	752	747
Series A2-K043, REMIC, 3.06%, 12/25/24	2,417	2,375
Series A2-K045, REMIC, 3.02%, 01/25/25	523	513
Series A2-K049, REMIC, 3.01%, 07/25/25	101	98
Series A2-K736, REMIC, 2.28%, 07/25/26	800	756
Series A2-K058, REMIC, 2.65%, 08/25/26	836	795
Series A2-K068, REMIC, 3.24%, 08/25/27	895	855
Series A2-K748, REMIC, 2.26%, 01/25/29 (d)	2,676	2,410
Series A2-K750, REMIC, 3.00%, 09/25/29	500	463
Series A2-K751, REMIC, 4.41%, 03/25/30	367	363
Series A2-K126, REMIC, 2.07%, 01/25/31	1,200	1,029
		10,800
Total Government And Agency Obligations (cost $1,015,319)		938,340
CORPORATE BONDS AND NOTES 28.9%
Financials 11.4%
Access Bank PLC
6.13%, 09/21/26 (e)	115	107
Acrisure, LLC
8.25%, 02/01/29 (e)	45	45
4.25%, 02/15/29 (e)	290	262
6.00%, 08/01/29 (e)	140	128
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	540	545
2.45%, 10/29/26	561	521
6.45%, 04/15/27 (e)	867	891
3.00%, 10/29/28	588	533
5.10%, 01/19/29	1,651	1,644
3.30%, 01/30/32	629	540
AIA Group Limited
3.20%, 09/16/40 (e)	538	401
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	505	497
6.75%, 04/15/28 (e)	109	110
5.88%, 11/01/29 (e)	115	107
7.00%, 01/15/31 (e)	10	10
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	472	404
5.13%, 09/30/24	304	303
5.75%, 11/20/25	765	759
7.10%, 11/15/27	1,430	1,495
8.00%, 11/01/31	1,114	1,243
6.70%, 02/14/33	55	56
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	95	95
4.88%, 06/30/29 (e)	55	51
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,862
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	69
7.50%, 02/15/32 (e)	115	113
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,121
5.58%, 01/09/29 (e)	952	958
Avolon Holdings Funding Limited
3.95%, 07/01/24 (e)	850	845
4.38%, 05/01/26 (e)	2,900	2,802
Azul Secured Finance LLP
11.50%, 05/28/29 (e)	139	118
Banco De Credito E Inversiones S.A.
8.75%, (100, 02/08/29) (e) (k)	200	206
Banco Do Brasil SA
6.25%, (100, 04/15/24) (e) (k)	120	121
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (k)	70	70
7.63%, (100, 01/10/28) (e) (k)	200	199
Bank of America Corporation
5.88%, (100, 03/15/28) (k)	180	177
6.25%, (100, 09/05/24) (k)	109	108
4.20%, 08/26/24	100	99
4.18%, 11/25/27	3,725	3,618
4.38%, 04/27/28	3,800	3,712
2.30%, 07/21/32	1,360	1,112
2.97%, 02/04/33	3,100	2,638
5.02%, 07/22/33	5,250	5,168
Barclays PLC
5.83%, 05/09/27	1,980	1,984
6.49%, 09/13/29	1,408	1,463
5.69%, 03/12/30 (l)	1,000	1,005
5.09%, 06/20/30 (l)	2,500	2,400
6.22%, 05/09/34	1,083	1,118
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (e)	40	40
5.13%, 01/18/33 (e)	50	46
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,859
7.05%, 09/29/25	1,229	1,246
Block, Inc.
3.50%, 06/01/31 (j)	355	309
BNP Paribas
2.22%, 06/09/26 (e) (l)	1,123	1,079
BroadStreet Partners, Inc.
5.88%, 04/15/29 (e)	50	46
Capital One Financial Corporation
2.64%, 03/03/26	644	626
4.99%, 07/24/26	1,017	1,010
4.93%, 05/10/28	2,117	2,089
3.27%, 03/01/30	2,123	1,910
5.25%, 07/26/30	1,600	1,574
7.62%, 10/30/31	1,228	1,358
Citigroup Inc.
4.60%, 03/09/26	309	304
4.30%, 11/20/26	200	195
3.07%, 02/24/28	4,000	3,764
2.67%, 01/29/31	2,300	1,994
4.41%, 03/31/31	1,522	1,451
4.91%, 05/24/33	491	475
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (e)	85	72
Coinbase Global, Inc.
3.63%, 10/01/31 (e)	285	232
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (l)	384	345
Corebridge Financial, Inc.
3.50%, 04/04/25	294	288
3.65%, 04/05/27	420	402
3.85%, 04/05/29	412	386
3.90%, 04/05/32	4,490	4,042
4.35%, 04/05/42	111	94
4.40%, 04/05/52	330	269

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,875
3.73%, 01/14/32 (l)	2,500	2,093
Discover Bank
5.97%, 08/09/28	2,000	1,983
Discover Financial Services
6.70%, 11/29/32	257	272
Encore Capital Group, Inc.
9.25%, 04/01/29 (e) (l)	200	204
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,498
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,957
2.70%, 08/10/26	200	185
4.27%, 01/09/27	80	77
4.95%, 05/28/27	1,700	1,660
4.13%, 08/17/27	165	157
5.11%, 05/03/29	355	345
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	240	245
8.00%, 02/15/27 - 06/15/28 (e)	342	355
6.88%, 04/15/29 (e)	20	20
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	235	246
Hightower Holdings LLC
6.75%, 04/15/29 (e)	290	272
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	204
HUB International Limited
5.63%, 12/01/29 (e)	80	75
7.25%, 06/15/30 (e)	115	118
Icahn Enterprises L.P.
4.75%, 09/15/24	185	184
6.25%, 05/15/26	460	450
5.25%, 05/15/27	175	162
9.75%, 01/15/29 (e)	100	104
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	3,002
4.20%, 06/01/32 (e)	200	168
Jane Street Group, LLC
4.50%, 11/15/29 (e)	50	46
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (k)	130	128
3.96%, 01/29/27	2,050	2,001
4.32%, 04/26/28	3,800	3,715
3.51%, 01/23/29	1,850	1,750
5.30%, 07/24/29	1,500	1,511
4.49%, 03/24/31	4,900	4,741
2.96%, 05/13/31	677	593
4.59%, 04/26/33	3,532	3,383
4.91%, 07/25/33	1,287	1,261
5.72%, 09/14/33	1,700	1,737
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	210
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	145	147
8.13%, 03/30/29 (e)	150	159
6.50%, 03/26/31 (e)	135	137
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	180
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	190
5.08%, 05/22/53 (e)	200	189
Morgan Stanley
4.00%, 07/23/25	150	148
4.21%, 04/20/28	5,800	5,638
5.45%, 07/20/29	788	796
4.43%, 01/23/30	1,000	968
3.62%, 04/01/31	4,344	3,982
4.89%, 07/20/33	1,207	1,174
NatWest Group PLC
3.07%, 05/22/28 (l)	712	664
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (k)	200	184
NFP Corp.
8.50%, 10/01/31 (e)	60	66
OneMain Finance Corporation
6.88%, 03/15/25	205	207
7.13%, 03/15/26	200	204
3.50%, 01/15/27	190	176
9.00%, 01/15/29	10	11
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	160	163
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	948
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	925
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	35
Regions Bank
6.45%, 06/26/37	500	514
RITHM Capital Corp.
6.25%, 10/15/25 (e)	22	22
8.00%, 04/01/29 (e)	45	44
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	193
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	830	825
SLM Corporation
4.20%, 10/29/25	45	44
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,377
Starwood Property Trust, Inc.
3.75%, 12/31/24 (e)	75	74
4.75%, 03/15/25	200	197
7.25%, 04/01/29 (e)	55	55
StoneX Group Inc.
7.88%, 03/01/31 (e)	65	66
Synchrony Financial
5.15%, 03/19/29	2,386	2,293
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (f) (g) (h) (k) (m)	200	—
Teachers Insurance And Annuity Association of America
4.90%, 09/15/44 (e)	640	587
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	200	169
5.38%, (100, 06/01/25) (k)	95	94
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,732
4.22%, 05/01/29	5,000	4,811
3.80%, 03/15/30	2,570	2,402
2.38%, 07/21/32	1,355	1,114
3.10%, 02/24/33	2,900	2,482
TIAA Asset Management, LLC
4.00%, 11/01/28 (e)	425	413
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	267	267
U S I, Inc.
7.50%, 01/15/32 (e)	60	60
UBS Group AG
2.59%, 09/11/25 (e) (l)	1,546	1,524
4.55%, 04/17/26 (l)	699	687
1.49%, 08/10/27 (e) (l)	836	759
4.28%, 01/09/28 (e) (l)	2,059	1,984
3.87%, 01/12/29 (e) (l)	303	286
4.19%, 04/01/31 (e) (l)	1,376	1,273
UniCredit S.p.A.
5.86%, 06/19/32 (e)	55	54
5.46%, 06/30/35 (e) (l)	157	147
Unum Group
4.00%, 06/15/29	1,500	1,412
5.75%, 08/15/42	1,500	1,470
VistaJet Group Holding SA
9.50%, 06/01/28 (e) (j)	45	38
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (e) (j)	355	262
Wells Fargo & Company
5.90%, (100, 06/15/24) (i) (k)	96	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
3.53%, 03/24/28	5,123	4,879
5.57%, 07/25/29	1,500	1,518
4.48%, 04/04/31	4,110	3,937
5.50%, 01/23/35	460	461
5.01%, 04/04/51	2,576	2,415
Western Alliance Bancorporation
3.00%, 06/15/31	220	190
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	513
		181,356
Energy 4.2%
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	200	193
Baytex Energy Corp.
7.38%, 03/15/32 (e)	95	96
California Resources Corporation
7.13%, 02/01/26 (e)	70	70
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (e)	70	69
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	145	64
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,160
6.75%, 11/15/39	36	40
5.40%, 06/15/47	89	84
3.75%, 02/15/52	140	102
CGG
8.75%, 04/01/27 (e) (j)	229	208
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	27	27
6.38%, 06/15/26 (e)	220	221
8.38%, 01/15/29 (e)	156	163
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	180	160
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	44
7.25%, 03/01/32 (e) (j)	130	132
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	230	226
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	182	187
6.04%, 11/15/33 (e)	492	510
6.50%, 08/15/43 (e)	147	158
6.54%, 11/15/53 (e)	265	287
6.71%, 08/15/63 (e)	158	173
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	115	110
5.88%, 01/15/30 (e)	170	154
CQP Holdco LP
7.50%, 12/15/33 (h)	250	258
Crescent Energy Finance LLC
7.63%, 04/01/32 (e)	50	50
Crestwood Midstream Partners LP
5.63%, 05/01/27 (e)	58	58
6.00%, 02/01/29 (e)	100	101
7.38%, 02/01/31 (e)	105	110
CrownRock, L.P.
5.00%, 05/01/29 (e)	35	35
CVR Energy, Inc.
5.75%, 02/15/28 (e)	185	174
8.50%, 01/15/29 (e)	200	203
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	285	278
8.63%, 03/15/29 (e)	118	121
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	92
Ecopetrol S.A.
4.63%, 11/02/31	75	62
8.88%, 01/13/33	230	243
8.38%, 01/19/36	70	71
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	275	235
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (e)	160	161
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	210	199
Energean PLC
6.50%, 04/30/27 (e)	309	290
Energy Transfer LP
9.60%, (3 Month Term SOFR + 4.29%), (100, 04/29/24) (d) (k)	904	900
5.50%, 06/01/27	1,400	1,408
5.25%, 04/15/29	3,925	3,933
3.75%, 05/15/30	327	302
5.30%, 04/15/47	700	638
6.00%, 06/15/48	490	486
5.00%, 05/15/50	930	816
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	250	206
EnLink Midstream Partners, LP
9.70%, (3 Month Term SOFR + 4.37%), (100, 05/13/24) (d) (k)	135	132
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	70	69
6.50%, 09/01/30 (e)	200	206
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (e)	200	189
EQM Midstream Partners, LP
7.50%, 06/01/27 (e)	120	123
6.50%, 07/01/27 (e)	115	116
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	68	58
2.63%, 03/31/36 (e)	300	245
Genesis Energy, L.P.
8.00%, 01/15/27	145	146
Geopark Limited
5.50%, 01/17/27 (e)	110	100
Global Partners LP
6.88%, 01/15/29	325	323
8.25%, 01/15/32 (e)	50	52
Golar LNG Limited
7.00%, 10/20/25	215	214
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	203
6.51%, 02/23/42 (e)	200	208
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	171	157
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	10	10
Harvest Midstream I, L.P.
7.50%, 09/01/28 (e)	195	197
Hess Corporation
7.13%, 03/15/33	2,751	3,117
5.60%, 02/15/41	1,013	1,032
5.80%, 04/01/47 (j)	601	618
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	245	243
4.25%, 02/15/30 (e)	60	55
5.50%, 10/15/30 (e) (j)	45	44
HF Sinclair Corporation
5.00%, 02/01/28 (e)	230	223
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (e)	200	196
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	190	201
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	193
ITT Holdings LLC
6.50%, 08/01/29 (e)	110	100
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	59
3.50%, 04/14/33 (e)	90	75
5.75%, 04/19/47 (e)	35	30
Kinetik Holdings LP
6.63%, 12/15/28 (e)	145	147
5.88%, 06/15/30 (e)	95	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	345	339
7.75%, 05/01/27 (e)	25	25
7.50%, 03/01/28 (e)	50	48
3.13%, 03/15/30 (e) (l)	77	84
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	90	77
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	95	94
Matador Resources Company
6.50%, 04/15/32 (e)	115	115
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	228	207
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	260
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	25	25
Mesquite Energy, Inc.
0.00%, 02/15/23 (e) (f) (g)	269	17
MPLX LP
4.80%, 02/15/29	500	494
4.95%, 09/01/32	993	965
4.50%, 04/15/38	675	600
4.70%, 04/15/48	325	277
Murphy Oil Corporation
5.88%, 12/01/27	142	141
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	25	26
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	180	179
6.50%, 09/30/26 (e)	709	683
8.75%, 03/15/29 (e) (j)	262	261
NextEra Energy Operating Partners, LP
4.50%, 09/15/27 (e)	55	52
NGL Energy Operating LLC
8.13%, 02/15/29 (e)	45	46
8.38%, 02/15/32 (e)	45	46
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	153
Nostrum Oil & Gas Finance B.V.
14.00%, 06/30/26 (e) (n)	3	1
Occidental Petroleum Corporation
3.50%, 08/15/29	125	113
7.50%, 05/01/31	3,400	3,784
7.88%, 09/15/31	35	40
6.45%, 09/15/36	1,135	1,211
4.30%, 08/15/39	60	49
6.20%, 03/15/40	60	62
6.60%, 03/15/46	1,375	1,483
4.40%, 04/15/46 - 08/15/49	255	200
4.10%, 02/15/47	165	123
4.20%, 03/15/48	115	89
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	92
Parkland Corporation
4.50%, 10/01/29 (e)	60	55
4.63%, 05/01/30 (e)	260	240
PBF Holding Company LLC
6.00%, 02/15/28	128	126
7.88%, 09/15/30 (e)	177	183
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	312
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	25	26
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (f) (g) (h)	10,380	801
0.00%, 05/17/35 (e) (f) (g)	330	37
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	132
6.49%, 01/23/27	395	373
6.50%, 03/13/27 - 06/02/41	260	234
6.84%, 01/23/30	435	384
5.95%, 01/28/31	2,445	1,960
6.70%, 02/16/32	130	108
6.38%, 01/23/45	60	39
6.75%, 09/21/47	8,670	5,776
6.35%, 02/12/48	4,400	2,809
7.69%, 01/23/50	741	537
6.95%, 01/28/60	115	76
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	46
3.40%, 04/28/61 (e)	105	72
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	74
Phillips 66
3.85%, 04/09/25	87	86
Plains All American Pipeline, L.P.
9.68%, (3 Month Term SOFR + 4.37%), (100, 05/13/24) (d) (k)	265	264
3.55%, 12/15/29	188	172
Prairie Acquiror LP
9.00%, 08/01/29 (e)	45	46
PT Adaro Indonesia
4.25%, 10/31/24 (e)	165	163
PT Pertamina (Persero)
4.18%, 01/21/50 (e) (j)	50	40
Qatarenergy
1.38%, 09/12/26 (e)	325	298
2.25%, 07/12/31 (e)	270	227
3.13%, 07/12/41 (e)	110	82
3.30%, 07/12/51 (e)	350	247
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (e)	200	206
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	115	107
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,204
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	294
2.25%, 11/24/30 (e)	380	321
4.25%, 04/16/39 (e)	285	249
4.38%, 04/16/49 (e)	35	29
3.25%, 11/24/50 (e)	130	88
3.50%, 11/24/70 (e)	65	42
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	47
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (e)	50	45
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (e)	60	62
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26	110	110
Southwestern Energy Company
4.75%, 02/01/32	95	87
Sunnova Energy Corporation
5.88%, 09/01/26 (e)	205	160
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	185
Sunoco LP
5.88%, 03/15/28	95	94
4.50%, 05/15/29	160	149
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (e)	435	406
Talos Production Inc.
9.00%, 02/01/29 (e)	40	43
9.38%, 02/01/31 (e)	55	59
Teine Energy Ltd.
6.88%, 04/15/29 (e)	20	19
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	113
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (e)	110	113
8.38%, 11/07/28 (e)	40	43
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,187
4.65%, 08/15/32	1,037	1,000
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	113

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	143
3.95%, 05/15/50	509	403
Transocean Inc
7.25%, 11/01/25 (e)	55	55
7.50%, 01/15/26 (e)	35	35
11.50%, 01/30/27 (e)	185	193
8.00%, 02/01/27 (e)	135	134
8.75%, 02/15/30 (e)	117	122
Tullow Oil PLC
7.00%, 03/01/25 (e)	60	58
10.25%, 05/15/26 (e)	253	240
USA Compression Finance Corp.
6.88%, 04/01/26	90	90
7.13%, 03/15/29 (e)	90	91
Valaris Limited
8.38%, 04/30/30 (e)	165	170
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	210	185
Viper Energy, Inc.
7.38%, 11/01/31 (e)	35	36
Western Midstream Operating, LP
4.05%, 02/01/30 (i) (o)	4,300	4,010
		66,298
Real Estate 2.6%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	397
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (l)	23	18
5.75%, 01/15/29 (e) (j)	100	71
5.25%, 04/15/30 (e) (j)	34	23
7.00%, 04/15/30 (e)	141	125
Boston Properties Limited Partnership
6.75%, 12/01/27	740	768
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,220
8.05%, 03/15/28 (i) (o)	1,062	1,077
4.55%, 10/01/29	189	165
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,951
CBRE Services, Inc.
2.50%, 04/01/31	819	679
COPT Defense Properties
2.25%, 03/15/26	257	242
2.75%, 04/15/31	187	154
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	102
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (e)	245	210
GLP Financing, LLC
5.25%, 06/01/25	50	50
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (e)	45	47
HAT Holdings I LLC
6.00%, 04/15/25 (e)	40	40
3.38%, 06/15/26 (e)	153	144
8.00%, 06/15/27 (e)	45	47
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	192
3.10%, 02/15/30	193	168
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	195	175
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (j)	2,500	2,135
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,299
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	155	150
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	112
Kilroy Realty, L.P.
4.75%, 12/15/28 (j)	925	884
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	90	82
MPT Operating Partnership, L.P.
5.25%, 08/01/26	79	72
5.00%, 10/15/27 (j)	582	491
3.50%, 03/15/31	710	492
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	900
4.50%, 04/01/27	5,000	4,840
3.63%, 10/01/29	852	760
3.38%, 02/01/31	3,628	3,099
3.25%, 04/15/33	1,252	1,014
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	149
Realty Income Corporation
3.40%, 01/15/28	238	225
2.20%, 06/15/28	133	119
3.25%, 01/15/31	156	139
2.85%, 12/15/32	164	136
Redfin Corporation
0.50%, 04/01/27 (l)	288	157
Retail Properties of America, Inc.
4.75%, 09/15/30	58	56
Rexford Industrial Realty, L.P.
4.38%, 03/15/27 (e) (l)	48	49
4.13%, 03/15/29 (e) (l)	57	58
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,118
Safehold GL Holdings LLC
2.80%, 06/15/31	210	173
2.85%, 01/15/32	131	106
Store Capital LLC
2.75%, 11/18/30	329	265
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	203
2.70%, 07/15/31	617	509
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,815
2.75%, 09/01/31	1,630	1,337
Uniti Group Inc.
10.50%, 02/15/28 (e)	272	282
4.75%, 04/15/28 (e)	85	74
6.50%, 02/15/29 (e)	750	582
6.00%, 01/15/30 (e)	260	194
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	973
4.75%, 11/15/30	1,439	1,389
VICI Properties Inc.
3.50%, 02/15/25 (e)	4	4
4.63%, 06/15/25 (e)	55	54
4.50%, 09/01/26 (e)	365	354
4.25%, 12/01/26 (e)	118	114
4.63%, 12/01/29 (e)	150	142
VICI Properties L.P.
4.38%, 05/15/25	112	110
4.75%, 02/15/28	969	945
4.95%, 02/15/30	1,407	1,361
5.13%, 05/15/32	345	330
5.75%, 04/01/34	179	177
6.13%, 04/01/54	94	92
Vornado Realty L.P.
2.15%, 06/01/26	271	245
		41,431
Consumer Discretionary 2.3%
Affinity Gaming
6.88%, 12/15/27 (e)	343	321
Alibaba Group Holding Limited
2.13%, 02/09/31	65	54
Amer Sports Company
6.75%, 02/16/31 (e)	190	190
Aramark Services, Inc.
5.00%, 02/01/28 (e)	115	111
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (e)	60	56
5.00%, 02/15/32 (e)	65	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	55	50
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	200	203
At Home Group, Inc.
4.88%, 07/15/28 (e)	50	23
AutoNation, Inc.
4.75%, 06/01/30 (o)	117	112
AutoZone, Inc.
4.00%, 04/15/30	762	723
Bath & Body Works, Inc.
7.50%, 06/15/29	115	120
6.63%, 10/01/30 (e)	220	225
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	76
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	185	186
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	110	101
7.00%, 02/15/30 (e)	51	52
6.50%, 02/15/32 (e)	190	192
Carnival Corporation
7.63%, 03/01/26 (e)	125	126
4.00%, 08/01/28 (e)	135	126
10.50%, 06/01/30 (e)	580	635
Carvana Co.
5.88%, 10/01/28 (e)	110	74
12.00%, 12/01/28 (e) (n)	63	62
4.88%, 09/01/29 (e)	245	148
10.25%, 05/01/30 (e)	145	119
14.00%, 06/01/31 (e) (n)	85	86
Century Communities, Inc.
3.88%, 08/15/29 (e) (o)	110	99
Clarios Global LP
6.75%, 05/15/28 (e)	100	101
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	40	36
Corporacion GEO S.A.B. de C.V.
0.00%, 12/31/49 (f) (g) (m)	99	—
Crocs, Inc.
4.13%, 08/15/31 (e) (j)	95	82
Dana Incorporated
4.50%, 02/15/32	95	82
Discovery Communications, LLC
3.63%, 05/15/30	539	482
4.65%, 05/15/50	1,453	1,133
EG Global Finance PLC
12.00%, 11/30/28 (e)	783	833
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	275	282
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	140	64
Fertitta Entertainment LLC
4.63%, 01/15/29 (e)	205	188
6.75%, 01/15/30 (e)	185	166
Foot Locker, Inc.
4.00%, 10/01/29 (e) (j)	30	25
Ford Motor Company
6.10%, 08/19/32 (j)	100	101
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	955
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	175
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	300	300
Hanesbrands Inc.
4.88%, 05/15/26 (e)	10	10
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (e)	100	94
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (e)	80	80
3.63%, 02/15/32 (e)	242	209
6.13%, 04/01/32 (e)	80	80
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	93
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (e)	55	53
JD.com, Inc.
3.38%, 01/14/30	185	169
Kohl's Corporation
4.25%, 07/17/25 (j)	15	15
Kontoor Brands, Inc.
4.13%, 11/15/29 (e)	30	27
Landsea Homes Corporation
8.88%, 04/01/29 (e)	50	50
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	120	113
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (e)	40	37
8.25%, 08/01/31 (e)	45	47
Levi Strauss & Co.
3.50%, 03/01/31 (e) (j)	100	88
LGI Homes, Inc.
8.75%, 12/15/28 (e)	20	21
4.00%, 07/15/29 (e)	60	52
Life Time, Inc.
5.75%, 01/15/26 (e)	262	260
8.00%, 04/15/26 (e)	180	182
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	113	109
Light and Wonder International, Inc.
7.50%, 09/01/31 (e)	50	52
Lindblad Expeditions, LLC
6.75%, 02/15/27 (e)	25	25
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	85
3.75%, 04/01/32	3,974	3,650
4.25%, 04/01/52	1,117	913
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	100	85
7.88%, 05/01/29 (e)	180	135
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	190	178
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (e)	90	82
Mattel, Inc.
6.20%, 10/01/40	160	160
5.45%, 11/01/41	15	14
MCE Finance Limited
5.75%, 07/21/28 (e)	110	104
5.38%, 12/04/29 (e)	95	87
McLaren Finance PLC
7.50%, 08/01/26 (e)	80	70
Meituan
2.13%, 10/28/25 (e)	200	189
3.05%, 10/28/30 (e)	200	171
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	122
MGM Resorts International
4.75%, 10/15/28	310	295
6.50%, 04/15/32	95	95
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	625	616
5.88%, 03/15/26 - 02/15/27 (e)	180	177
NCL Finance, Ltd.
6.13%, 03/15/28 (e)	40	40
Newell Brands Inc.
6.38%, 04/01/36 (i) (o)	195	173
Nordstrom, Inc.
5.00%, 01/15/44	100	77
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Party City Holdings Inc.
0.00%, 02/15/26 (e) (f) (g)	45	—
Phinia Inc.
6.75%, 04/15/29 (e)	60	61
Prosus N.V.
3.68%, 01/21/30 (e)	45	40
3.06%, 07/13/31 (e)	125	102
4.19%, 01/19/32 (e)	200	173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (e)	60	60
4.38%, 01/15/28 (e)	170	161
4.00%, 10/15/30 (e)	50	45
Rivian Holdings LLC
11.49%, (6 Month Term SOFR + 6.05%), 10/15/26 (d) (e) (i)	684	691
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (e)	180	178
5.38%, 07/15/27 (e)	60	59
7.25%, 01/15/30 (e)	65	67
6.25%, 03/15/32 (e)	191	192
Sally Holdings, LLC
6.75%, 03/01/32	95	94
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	11	11
Sotheby's, Inc.
7.38%, 10/15/27 (e)	120	112
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	370
5.50%, 09/01/41	2,000	1,665
SRS Distribution Inc.
4.63%, 07/01/28 (e)	80	81
6.13%, 07/01/29 (e)	45	46
6.00%, 12/01/29 (e)	65	66
Staples, Inc.
7.50%, 04/15/26 (e)	70	68
10.75%, 04/15/27 (e)	75	71
Station Casinos LLC
4.50%, 02/15/28 (e)	330	311
6.63%, 03/15/32 (e)	95	96
Studio City Company Limited
7.00%, 02/15/27 (e)	85	85
Tapestry, Inc.
7.05%, 11/27/25 (o)	181	185
7.00%, 11/27/26 (o)	487	502
7.35%, 11/27/28 (o)	779	822
7.70%, 11/27/30 (o)	896	956
7.85%, 11/27/33 (o)	896	973
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (e)	43	41
Tempur Sealy International, Inc.
4.00%, 04/15/29 (e)	225	204
3.88%, 10/15/31 (e)	95	81
Thor Industries, Inc.
4.00%, 10/15/29 (e)	120	107
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	166	157
10.50%, 05/15/29 (e)	180	173
TopBuild Corp.
4.13%, 02/15/32 (e)	195	173
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (f) (g) (h)	300	113
Univision Communications Inc.
6.63%, 06/01/27 (e)	381	373
8.00%, 08/15/28 (e)	79	81
4.50%, 05/01/29 (e)	25	22
Upbound Group, Inc.
6.38%, 02/15/29 (e)	30	29
Victoria's Secret & Co.
4.63%, 07/15/29 (e)	65	53
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	104
Warnermedia Holdings, Inc.
3.76%, 03/15/27	579	553
4.05%, 03/15/29	201	188
4.28%, 03/15/32	1,014	906
5.05%, 03/15/42	474	407
5.14%, 03/15/52	5,149	4,266
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	105	110
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	175	141
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	160	157
Yum! Brands, Inc.
4.63%, 01/31/32	510	471
ZF North America Capital, Inc.
6.88%, 04/14/28 (e)	150	156
		36,131
Communication Services 1.5%
Acuris Finance
5.00%, 05/01/28 (e)	230	209
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	225	212
Altice Financing S.A.
5.00%, 01/15/28 (e)	50	41
5.75%, 08/15/29 (e)	478	382
Altice France
10.50%, 05/15/27 (e)	10	4
6.00%, 02/15/28 (e)	490	134
Altice France Holding S.A.
5.50%, 01/15/28 (e)	90	64
5.13%, 01/15/29 (e)	270	186
5.13%, 07/15/29 (e)	455	308
AT&T Inc.
4.35%, 03/01/29	450	438
4.30%, 02/15/30	415	399
2.55%, 12/01/33	238	190
4.90%, 08/15/37	400	380
3.80%, 12/01/57	2,900	2,100
Axian Telecom
7.38%, 02/16/27 (e)	200	193
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	365	345
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	45	40
5.63%, 09/15/28 (e)	35	29
CCO Holdings, LLC
5.50%, 05/01/26 (e)	21	21
5.00%, 02/01/28 (e)	470	438
4.75%, 03/01/30 (e)	130	112
4.50%, 08/15/30 (e)	60	50
4.50%, 05/01/32	150	120
4.50%, 06/01/33 (e)	190	148
Charter Communications Operating, LLC
4.40%, 04/01/33 (j)	487	432
5.38%, 05/01/47	2,440	1,969
5.25%, 04/01/53	4,552	3,605
5.50%, 04/01/63	487	381
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	70	66
9.00%, 09/15/28 (e)	115	120
7.50%, 06/01/29 (e)	70	58
7.88%, 04/01/30 (e)	160	159
Colombia Telecomunicaciones S A E S P Bic
4.95%, 07/17/30 (e)	45	31
Commscope, Inc.
4.75%, 09/01/29 (e)	145	105
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	55	46
CSC Holdings, LLC
5.50%, 04/15/27 (e)	115	103
4.13%, 12/01/30 (e)	190	135
4.63%, 12/01/30 (e)	366	186
3.38%, 02/15/31 (e)	280	190
4.50%, 11/15/31 (e)	150	106
CT Trust
5.13%, 02/03/32 (e)	200	177
Diamond Sports Group, LLC
0.00%, 08/15/26 (e) (f) (g)	460	13
DISH DBS Corporation
5.75%, 12/01/28 (e)	195	134
Dish Network Corporation
0.00%, 12/15/25 (c) (l)	112	81
3.38%, 08/15/26 (l)	458	287
11.75%, 11/15/27 (e)	659	673
Fox Corporation
4.71%, 01/25/29	550	542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	10
6.00%, 01/15/30 (e)	115	98
8.75%, 05/15/30 (e)	93	95
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	175	169
5.00%, 05/01/28 (e)	35	32
IHS Holding Limited
5.63%, 11/29/26 (e)	200	186
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	306	285
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	31	29
5.13%, 07/15/29 (e)	400	334
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	15	10
3.63%, 01/15/29 (e)	35	16
11.00%, 11/15/29 (e)	57	60
10.50%, 05/15/30 (e)	405	418
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	315	184
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	40
3.63%, 10/01/31 (e)	260	221
Millicom International Cellular SA
5.13%, 01/15/28 (e)	220	209
4.50%, 04/27/31 (e)	200	171
7.38%, 04/02/32 (e)	200	201
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	70
Network I2I Limited
3.98%, (100, 03/03/26) (e) (k)	50	47
5.65%, (100, 01/15/25) (e) (k)	120	119
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	145	152
Roblox Corporation
3.88%, 05/01/30 (e)	230	203
Sable International Finance Limited
5.75%, 09/07/27 (e)	145	140
Sirius XM Radio Inc.
4.13%, 07/01/30 (e)	55	48
Telecom Italia Capital
6.38%, 11/15/33	225	213
Telecom Italia SPA
5.30%, 05/30/24 (e)	130	129
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	232
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (e)	130	127
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	47
3.98%, 04/11/29 (e)	40	38
2.39%, 06/03/30 (e)	65	56
T-Mobile USA, Inc.
3.75%, 04/15/27	870	839
3.88%, 04/15/30	40	37
4.38%, 04/15/40	40	36
4.50%, 04/15/50	40	35
Verizon Communications Inc.
3.00%, 03/22/27	184	175
2.55%, 03/21/31	846	723
4.86%, 08/21/46	580	546
5.01%, 04/15/49	138	136
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	215	182
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	220	190
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	45	41
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	157	110
4.38%, 04/15/29 (e)	100	69
VTR Finance N.V.
6.38%, 07/15/28 (e)	70	39
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	175	162
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	265	218
Ziggo B.V.
4.88%, 01/15/30 (e)	100	90
Ziggo Bond Company B.V.
6.00%, 01/15/27 (e)	10	10
		24,169
Consumer Staples 1.4%
Adecoagro S.A.
6.00%, 09/21/27 (e)	125	122
Allied Universal Holdco LLC
9.75%, 07/15/27 (e)	310	311
4.63%, 06/01/28 (e)	87	79
7.88%, 02/15/31 (e)	135	137
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	3,002
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	947
4.90%, 02/01/46	1,025	974
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	455
4.60%, 04/15/48	650	594
4.50%, 06/01/50	500	457
APX Group, Inc.
6.75%, 02/15/27 (e)	505	508
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (e)	58	53
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (e)	10	10
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (e)	90	93
Bimbo Bakeries USA, Inc.
6.40%, 01/15/34 (e)	200	214
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	212	170
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	148
Central Garden & Pet Company
4.13%, 04/30/31 (e)	250	221
Champions Financing Inc.
8.75%, 02/15/29 (e)	225	236
Chobani, LLC
4.63%, 11/15/28 (e)	55	51
Cosan Overseas Limited
8.25%, (100, 08/05/24) (h) (k)	190	193
Darling Ingredients Inc.
6.00%, 06/15/30 (e)	60	59
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	162
DP World Salaam
6.00%, (100, 10/01/25) (h) (k)	200	199
Fiesta Purchaser Inc.
7.88%, 03/01/31 (e)	85	88
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	440	440
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e) (j)	90	74
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (e) (j)	10	8
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	547
JBS USA Food Company
2.50%, 01/15/27	1,190	1,098
5.13%, 02/01/28	515	506
5.50%, 01/15/30	275	271
3.63%, 01/15/32	210	180
3.00%, 05/15/32	5,280	4,308
5.75%, 04/01/33	1,060	1,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	195	198
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	65	58
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	65	64
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (e)	115	122
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	62
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	79
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	119
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	135	128
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (e)	170	90
Performance Food Group Company
5.50%, 10/15/27 (e)	130	128
Performance Food Group, Inc.
6.88%, 05/01/25 (e)	160	160
4.25%, 08/01/29 (e)	50	46
Pilgrim's Pride Corporation
4.25%, 04/15/31	375	338
Post Holdings, Inc.
5.63%, 01/15/28 (e)	70	69
5.50%, 12/15/29 (e)	146	141
4.63%, 04/15/30 (e)	95	87
6.25%, 02/15/32 (e)	115	116
Reynolds American Inc.
4.45%, 06/12/25	202	199
5.85%, 08/15/45	1,000	933
Safeway Inc.
4.63%, 01/15/27 (e)	40	39
6.50%, 02/15/28 (e)	100	101
3.50%, 03/15/29 (e)	140	126
4.88%, 02/15/30 (e)	180	171
Sysco Corporation
5.95%, 04/01/30 (o)	332	346
Treehouse Foods, Inc.
4.00%, 09/01/28	145	130
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	245	223
U.S. Foods Inc.
6.88%, 09/15/28 (e)	60	61
4.75%, 02/15/29 (e)	130	123
4.63%, 06/01/30 (e)	45	42
United Natural Foods, Inc.
6.75%, 10/15/28 (e) (j)	95	79
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	190	190
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	120	124
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	165	161
		23,024
Industrials 1.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	325	315
AECOM
5.13%, 03/15/27	310	305
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	55	55
AerCap Holdings N.V.
5.88%, 10/10/79	338	335
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	146
Air Lease Corporation
4.13%, (100, 12/15/26) (k)	200	173
3.38%, 07/01/25	961	937
3.75%, 06/01/26	3,475	3,351
Aircastle Limited
5.25%, (100, 06/17/26) (e) (k)	187	179
America Movil, S.A. De C.V.
5.38%, 04/04/32 (e)	205	192
American Airlines, Inc.
5.50%, 04/20/26 (e)	27	27
7.25%, 02/15/28 (e)	75	76
8.50%, 05/15/29 (e)	170	180
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (e)	25	27
Arcosa, Inc.
4.38%, 04/15/29 (e)	60	55
ARD Finance S.A.
6.50%, 06/30/27 (e) (n)	75	25
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	65	63
3.25%, 09/01/28 (e)	27	23
4.00%, 09/01/29 (e)	180	145
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (e)	50	48
4.13%, 08/15/26 (e)	268	243
5.25%, 08/15/27 (e) (j)	49	31
Artera Services, LLC
8.50%, 02/15/31 (e)	537	550
ASGN Incorporated
4.63%, 05/15/28 (e)	365	345
ATP Tower Holdings, LLC
4.05%, 04/27/26 (e)	140	133
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	95	96
Boeing Company, The
5.15%, 05/01/30 (o)	555	537
5.71%, 05/01/40 (o)	560	537
5.93%, 05/01/60 (o)	560	524
Bombardier Inc.
7.13%, 06/15/26 (e)	130	132
7.88%, 04/15/27 (e)	153	153
8.75%, 11/15/30 (e)	45	48
7.25%, 07/01/31 (e)	135	135
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	310	335
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	90	81
6.38%, 03/01/34 (e)	55	55
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	125	117
4.13%, 04/15/29 (e)	195	180
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e)	145	131
Carlyle Aviation Elevate Merger Subsidiary Ltd.
7.00%, 10/15/24 (e)	30	30
Carrier Global Corporation
5.90%, 03/15/34	146	153
6.20%, 03/15/54	151	166
Cimpress NV
7.00%, 06/15/26	40	40
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	40	40
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	45
8.75%, 04/15/30 (e)	130	128
CoreCivic, Inc.
4.75%, 10/15/27	350	332
8.25%, 04/15/29	290	303
CoreLogic, Inc.
4.50%, 05/01/28 (e)	310	278
Covanta Holding Corporation
4.88%, 12/01/29 (e)	160	144
DP World Limited
5.63%, 09/25/48 (e)	100	96
Dycom Industries, Inc.
4.50%, 04/15/29 (e)	150	140
Eco Material Technologies Inc.
7.88%, 01/31/27 (e)	260	264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	75	75
6.95%, 01/17/28 (e)	65	67
7.00%, 07/28/30 (e)	95	99
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	340	343
ESAB Corporation
6.25%, 04/15/29 (e)	145	146
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	120	126
Forward Air Corporation
9.50%, 10/15/31 (e) (j)	102	102
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	60	55
GEO Group, Inc., The
6.00%, 04/15/26	30	30
10.50%, 06/30/28	41	42
9.50%, 12/31/28 (e)	185	187
GFL Environmental Inc.
6.75%, 01/15/31 (e)	75	77
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (e)	150	138
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (e)	60	45
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	10	9
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	40
Howmet Aerospace Inc.
5.95%, 02/01/37	20	21
HTA Group Limited
7.00%, 12/18/25 (e)	529	527
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (e)	75	72
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	33
LABL Escrow Issuer LLC
6.75%, 07/15/26 (e)	20	20
10.50%, 07/15/27 (e)	60	60
Madison IAQ LLC
4.13%, 06/30/28 (e)	60	56
5.88%, 06/30/29 (e)	300	275
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (e)	185	189
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	190
MITER Brands Acquisition Holdco Inc
6.75%, 04/01/32 (e)	75	75
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	25	23
Moog Inc.
4.25%, 12/15/27 (e)	95	89
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	110	100
Navios South American Logistics Inc.
10.75%, 07/01/25 (e)	146	146
OI European Group B.V.
4.75%, 02/15/30 (e)	95	88
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (e) (j)	105	104
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (e)	145	148
Pike Corporation
5.50%, 09/01/28 (e)	345	330
8.63%, 01/31/31 (e)	125	133
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	220	219
Rand Parent LLC
8.50%, 02/15/30 (e) (j)	552	546
Regal Rexnord Corporation
6.30%, 02/15/30 (e) (o)	130	133
Seaspan Corporation
5.50%, 08/01/29 (e)	244	213
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	155	142
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	123
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (e)	70	78
Spirit Airlines, Inc.
8.00%, 09/20/25 (e) (j)	25	19
8.00%, 09/20/25 (e)	85	64
Stericycle, Inc.
3.88%, 01/15/29 (e)	170	154
Summit Materials, LLC
7.25%, 01/15/31 (e)	75	78
The ADT Security Corporation
4.13%, 08/01/29 (e)	105	96
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	475	459
TransDigm Inc.
5.50%, 11/15/27	590	578
6.38%, 03/01/29 (e)	290	291
4.88%, 05/01/29	200	186
7.13%, 12/01/31 (e)	80	83
6.63%, 03/01/32 (e)	75	76
Trinet Group, Inc.
7.13%, 08/15/31 (e)	195	200
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	156	154
8.50%, 08/15/27 (e) (j)	15	15
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi
6.95%, 03/14/26 (e)	100	100
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	330	314
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	100	97
Victors Merger Corporation
6.38%, 05/15/29 (e) (j)	150	116
VM Consolidated, Inc.
5.50%, 04/15/29 (e)	25	24
XPO, Inc.
6.25%, 06/01/28 (e)	50	50
7.13%, 02/01/32 (e)	200	206
		22,253
Health Care 1.3%
1375209 BC Ltd
9.00%, 01/30/28 (e) (j)	117	115
180 Medical, Inc.
3.88%, 10/15/29 (e)	275	248
AdaptHealth LLC
5.13%, 03/01/30 (e)	232	202
Akumin Inc.
8.00%, 08/01/28 (e)	58	48
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,155
5.60%, 03/02/43	576	586
5.65%, 03/02/53	286	292
5.75%, 03/02/63	522	533
Auna S.A.A.
10.00%, 12/15/29 (e)	68	70
Avantor, Inc.
4.63%, 07/15/28 (e)	285	270
Bausch Health Companies Inc.
5.50%, 11/01/25 (e)	269	254
9.00%, 12/15/25 (e)	25	24
Cano Health, LLC
0.00%, 10/01/28 (e) (f) (g)	60	—
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (e)	50	48
3.50%, 04/01/30 (e)	85	81
Centene Corporation
4.25%, 12/15/27	540	515
2.45%, 07/15/28	1,240	1,101
4.63%, 12/15/29	840	794
3.38%, 02/15/30	495	439
2.63%, 08/01/31	520	427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	20	19
3.75%, 03/15/29 (e)	70	64
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	20	20
5.63%, 03/15/27 (e)	145	133
6.00%, 01/15/29 (e)	145	127
6.88%, 04/15/29 (e)	374	280
6.13%, 04/01/30 (e)	370	266
4.75%, 02/15/31 (e)	855	660
10.88%, 01/15/32 (e)	20	21
CVS Health Corporation
3.00%, 08/15/26	92	88
3.63%, 04/01/27	259	249
5.00%, 01/30/29	529	530
5.25%, 01/30/31	217	219
DaVita Inc.
4.63%, 06/01/30 (e)	350	313
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	360	168
Garden SpinCo Corporation
8.63%, 07/20/30 (e)	40	43
HCA Inc.
5.63%, 09/01/28	783	793
5.88%, 02/01/29	698	715
3.50%, 09/01/30	513	464
3.63%, 03/15/32	137	121
HealthEquity, Inc.
4.50%, 10/01/29 (e)	40	37
Humana Inc.
3.70%, 03/23/29	350	329
IQVIA Inc.
5.00%, 10/15/26 (e)	20	20
6.50%, 05/15/30 (e)	350	357
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	85	79
Lifepoint Health, Inc.
9.75%, 12/01/26 (e)	91	91
5.38%, 01/15/29 (e)	85	70
9.88%, 08/15/30 (e)	105	110
11.00%, 10/15/30 (e)	10	11
Medline Borrower LLP
6.25%, 04/01/29 (e)	355	357
ModivCare Inc.
5.00%, 10/01/29 (e)	35	25
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (e)	215	189
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (e)	280	255
5.25%, 10/01/29 (e)	10	9
Organon & Co.
4.13%, 04/30/28 (e)	60	56
5.13%, 04/30/31 (e)	420	372
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	150	137
Radiology Partners, Inc.
8.50%, 01/31/29 (e) (j) (n)	190	176
Surgery Center Holdings, Inc.
6.75%, 07/01/25 (e)	98	98
7.25%, 04/15/32 (e)	170	171
Tenet Healthcare Corporation
6.25%, 02/01/27	195	195
4.63%, 06/15/28 (h)	70	67
6.13%, 10/01/28 (j)	185	184
4.25%, 06/01/29	125	116
4.38%, 01/15/30	105	97
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	214
The Providence Service Corporation
5.88%, 11/15/25 (e)	180	175
The Toledo Hospital
6.02%, 11/15/48	80	67
Viatris Inc.
2.70%, 06/22/30	3,945	3,347
3.85%, 06/22/40	325	240
4.00%, 06/22/50	367	253
		20,399
Utilities 1.1%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	40
4.70%, 04/24/33 (e)	200	195
4.00%, 10/03/49 (e)	95	77
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	212
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (e)	280	257
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	200	203
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	35	33
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,302
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (e)	200	188
DPL Inc.
4.13%, 07/01/25	87	85
Duke Energy Corporation
2.45%, 06/01/30	427	367
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	173
2.78%, 01/07/32 (e)	659	539
ESKOM Holdings
7.13%, 02/11/25 (e)	195	194
6.35%, 08/10/28 (e)	150	144
8.45%, 08/10/28 (e)	25	25
Exelon Corporation
4.05%, 04/15/30	250	236
3.35%, 03/15/32	2,834	2,499
4.70%, 04/15/50	111	97
4.10%, 03/15/52	174	138
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	181	166
Lamar Funding Limited
3.96%, 05/07/25 (e)	145	141
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	120	115
NextEra Energy Operating Partners, LP
7.25%, 01/15/29 (e)	30	31
Nextera Energy Partners, LP
2.50%, 06/15/26 (e) (l)	81	74
NiSource Inc.
2.95%, 09/01/29	1,265	1,141
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	36
3.63%, 02/15/31 (e)	85	73
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	74
PG&E Corporation
4.25%, 12/01/27 (e) (l)	100	100
5.00%, 07/01/28	120	116
5.25%, 07/01/30	530	505
Puget Energy, Inc.
4.10%, 06/15/30	516	472
4.22%, 03/15/32	2,096	1,899
Sunnova Energy International Inc.
0.25%, 12/01/26 (l)	46	24
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	91	90
The AES Corporation
3.95%, 07/15/30 (e)	1,148	1,047
2.45%, 01/15/31	4,200	3,435
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	168
TransAlta Corporation
6.50%, 03/15/40	100	100
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	140	138
5.00%, 07/31/27 (e)	280	271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
7.75%, 10/15/31 (e)	80	84
		17,304
Materials 0.9%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	65	60
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	390	397
Antofagasta PLC
2.38%, 10/14/30 (e)	200	166
Aris Mining Corporation
6.88%, 08/09/26 (e)	150	135
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	64	67
ATI Inc.
5.88%, 12/01/27	291	287
7.25%, 08/15/30	10	10
5.13%, 10/01/31	30	28
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	150	156
Ball Corporation
6.00%, 06/15/29	150	151
3.13%, 09/15/31	140	119
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	110	90
6.99%, 02/20/32 (e)	80	62
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	226
5.88%, 01/31/50 (e)	75	58
Celanese US Holdings LLC
6.35%, 11/15/28 (o)	639	663
6.55%, 11/15/30 (o)	649	684
6.70%, 11/15/33 (o)	379	404
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (e) (f) (g) (h) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (k)	255	246
9.13%, (100, 03/14/28) (e) (k)	200	217
3.88%, 07/11/31 (e)	145	129
Cerdia Finanz GmbH
10.50%, 02/15/27 (e)	90	94
CF Industries, Inc.
4.95%, 06/01/43	5	4
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	25	25
Commercial Metals Company
4.13%, 01/15/30	45	41
4.38%, 03/15/32	45	40
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	55	53
Compass Minerals International, Inc.
6.75%, 12/01/27 (e)	110	106
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (e)	145	151
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	22
3.15%, 01/14/30 (e)	60	53
5.95%, 01/08/34 (e)	200	200
3.70%, 01/30/50 (e)	140	96
6.30%, 09/08/53 (e)	200	199
CSN Islands XII Corp
6.75%, 01/28/28 (e) (j)	150	147
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	74
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	320	341
Endeavour Mining PLC
5.00%, 10/14/26 (e)	200	190
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	50	48
ERO Copper Corp.
6.50%, 02/15/30 (e)	330	314
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	276	265
9.38%, 03/01/29 (e)	285	295
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	110	108
Fresnillo PLC
4.25%, 10/02/50 (e)	200	151
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	115	74
INEOS Quattro Finance 2 plc
9.63%, 03/15/29 (e)	200	215
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	51
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	65	61
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (i) (n)	171	146
LSB Industries, Inc.
6.25%, 10/15/28 (d) (e)	90	87
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	95	94
Mercer International Inc.
5.13%, 02/01/29	100	88
Methanex Corporation
5.13%, 10/15/27	210	203
5.25%, 12/15/29	110	105
5.65%, 12/01/44	240	207
Mineral Resources Limited
8.00%, 11/01/27 (e)	185	189
9.25%, 10/01/28 (e)	90	95
Nexa Resources S.A.
6.50%, 01/18/28 (e)	120	121
NOVA Chemicals Corporation
8.50%, 11/15/28 (e)	70	75
9.00%, 02/15/30 (e)	55	57
Novelis Corporation
3.88%, 08/15/31 (e)	90	77
Nufarm Australia Limited
5.00%, 01/27/30 (e)	295	270
OCP S.A.
5.63%, 04/25/24 (e)	140	140
3.75%, 06/23/31 (e)	230	196
6.88%, 04/25/44 (e)	120	113
Olin Corporation
5.00%, 02/01/30	356	338
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	200	181
6.25%, 10/01/29 (e) (j)	195	178
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	125	115
2.88%, 05/11/31 (e)	70	58
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	207
PT Freeport Indonesia
4.76%, 04/14/27 (e)	200	195
6.20%, 04/14/52 (e)	200	198
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	129
S.P.C.M. SA
3.13%, 03/15/27 (e)	95	88
Samarco Mineracao S/A
9.05%, 06/30/31 (e) (i) (n)	170	154
Sasol Financing USA LLC
4.38%, 09/18/26	230	217
5.50%, 03/18/31	35	29
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	20	19
6.63%, 05/01/29 (e)	185	171
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	105	102
Scotts Miracle-Gro Company, The
4.38%, 02/01/32	100	86
Sealed Air Corporation
6.13%, 02/01/28 (e)	105	105
7.25%, 02/15/31 (e)	95	99
Stillwater Mining Company
4.00%, 11/16/26 (e)	100	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Suzano Austria GmbH
3.75%, 01/15/31 (i)	60	53
The Chemours Company
5.38%, 05/15/27	190	182
5.75%, 11/15/28 (e)	340	312
4.63%, 11/15/29 (e)	10	9
TPC Corporation
13.00%, 12/16/27 (e)	90	92
Tronox Incorporated
4.63%, 03/15/29 (e)	315	282
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e) (j)	185	171
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (e)	95	58
W. R. Grace Holdings LLC
4.88%, 06/15/27 (e)	98	93
5.63%, 08/15/29 (e)	90	81
7.38%, 03/01/31 (e)	35	36
		14,163
Information Technology 0.8%
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	80
Broadcom Inc.
1.95%, 02/15/28 (e)	271	241
2.45%, 02/15/31 (e)	2,643	2,230
2.60%, 02/15/33 (e)	2,342	1,902
3.50%, 02/15/41 (e)	1,862	1,447
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	192
Central Parent Inc.
8.00%, 06/15/29 (e)	142	147
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (e)	60	56
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	26	25
9.00%, 09/30/29 (e)	573	550
Coherent Corp.
5.00%, 12/15/29 (e)	320	301
Dell International L.L.C.
6.20%, 07/15/30 (o)	289	304
Elastic N.V.
4.13%, 07/15/29 (e)	50	45
Entegris Escrow Corporation
5.95%, 06/15/30 (e)	85	84
Entegris, Inc.
3.63%, 05/01/29 (e)	250	225
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	176
McAfee Corp.
7.38%, 02/15/30 (e)	80	74
MicroStrategy Incorporated
6.13%, 06/15/28 (e)	205	198
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (e)	105	112
Nokia Oyj
6.63%, 05/15/39	150	146
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	101
Open Text Corporation
3.88%, 02/15/28 (e)	105	97
3.88%, 12/01/29 (e)	285	254
4.13%, 12/01/31 (e)	35	31
Oracle Corporation
2.30%, 03/25/28	1,508	1,364
2.88%, 03/25/31	1,503	1,307
Seagate HDD Cayman
3.50%, 06/01/28 (e) (l)	64	81
8.25%, 12/15/29 (e)	65	70
5.75%, 12/01/34	170	167
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	115	104
UKG Inc.
6.88%, 02/01/31 (e)	115	117
Veritas USA Inc.
7.50%, 09/01/25 (e)	70	64
Viavi Solutions Inc.
3.75%, 10/01/29 (e)	185	159
Virtusa Corporation
7.13%, 12/15/28 (e)	55	50
Western Digital Corporation
3.00%, 11/15/28 (e) (l)	58	85
2.85%, 02/01/29	156	135
3.10%, 02/01/32	62	50
Wolfspeed, Inc.
1.88%, 12/01/29 (l)	379	212
		12,983
Total Corporate Bonds And Notes (cost $492,732)		459,511
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.8%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (i)	541	490
Series 2019-B-2, 4.46%, 10/16/26 (i)	220	103
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (i)	176	156
Series 2020-B-1A, 4.34%, 01/15/27 (i)	139	78
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	654	590
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (i)	1,284	1,117
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,611	1,587
Aimco CLO 11 Ltd
Series 2020-AR-11A, 6.71%, (3 Month Term SOFR + 1.39%), 10/17/34 (d)	582	582
Aimco CLO 14 Ltd
Series 2021-A-14A, 6.57%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,568
AIMCO CLO 22 Ltd
Series 2024-A-22A, 0.00%, (3 Month Term SOFR + 0.00%), 04/19/37 (d)	1,878	1,879
AIMCO CLO Series 2015-A
Series 2015-AR2-AA, 6.72%, (3 Month Term SOFR + 1.40%), 10/16/34 (d)	1,129	1,130
Aimco CLO Series 2018-B
Series 2018-ARR-BA, 6.82%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,186
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.72%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	716
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.82%, (3 Month Term SOFR + 1.50%), 07/20/35 (d)	893	895
Ally Auto Receivables Trust 2024-1
Series 2024-A3-1, 5.08%, 12/15/28	625	625
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	1,030	1,029
AMMC CLO XI Limited
Series 2012-A1R2-11A, 6.59%, (3 Month Term SOFR + 1.27%), 04/30/31 (d) (e)	708	709
Ares LIV CLO Ltd
Series 2019-A-54A, 6.90%, (3 Month Term SOFR + 1.58%), 10/15/32 (d)	778	778
Ares LIX CLO Ltd
Series 2021-A-59A, 6.62%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
Ares LV CLO Ltd
Series 2020-A1R-55A, 6.71%, (3 Month Term SOFR + 1.39%), 07/17/34 (d)	908	908
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 6.64%, (3 Month Term SOFR + 1.33%), 01/16/35 (d)	1,109	1,109
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 6.65%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,136
BA Credit Card Trust
Series 2023-A1-A1, 4.79%, 05/15/26	1,000	995
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,254
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	83
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (d)	100	72
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 6.48%, (1 Month Term SOFR + 1.15%), 01/18/39 (d)	617	611
Series 2022-B-DKLX, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 01/18/39 (d)	117	115
Series 2022-C-DKLX, REMIC, 7.48%, (1 Month Term SOFR + 2.15%), 01/18/39 (d)	100	98
Bank 2017-Bnk5
Series 2017-A5-BNK5, REMIC, 3.39%, 06/17/27	800	754
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	2,150	2,031
Bank 2018-BNK10
Series 2018-A5-BN10, REMIC, 3.69%, 01/18/28	1,200	1,141
Bank 2018-BNK13
Series 2018-A4-BN13, REMIC, 3.95%, 06/16/28	200	191
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (d)	500	479
Bank 2018-BNK14
Series 2018-A4-BN14, REMIC, 4.23%, 08/17/28 (d)	700	676
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	83
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (d)	3,200	68
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (d)	3,815	4,023
Bank5 2023-5YR1
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	300	311
Bank5 2023-5YR3
Series 2023-A3-5YR3, REMIC, 6.72%, 09/15/28 (d)	400	425
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.73%, (3 Month Term SOFR + 1.41%), 10/15/36 (d)	589	589
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 7.07%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,436
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 6.80%, (3 Month Term SOFR + 1.48%), 01/20/32 (d)	1,300	1,301
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 6.61%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,146
BBCMS Mortgage Trust 2023-C21
Series 2023-A3-C21, REMIC, 6.30%, 12/15/31 (d)	603	649
BBCMS Mortgage Trust 2024-5C25
Series 2024-A3-5C25, REMIC, 5.95%, 03/15/29	500	520
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 6.60%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,132	1,132
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	102
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	200	192
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.02%, 08/16/52 (d)	6,956	268
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.77%, 12/15/62 (d)	4,901	121
Benchmark 2019-B15 Mortgage Trust
Series 2019-AAB-B15, REMIC, 2.86%, 05/17/29	100	94
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	380	368
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.26%, 07/17/54 (d)	2,077	123
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	400	414
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.71%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	888	888
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	991	872
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 6.64%, 03/16/26 (d)	563	563
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 7.22%, (1 Month Term SOFR + 1.90%), 04/15/24 (d)	3,825	3,844
Series 2022-B-OANA, REMIC, 7.77%, (1 Month Term SOFR + 2.45%), 04/15/24 (d)	591	592
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	670	657
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 6.57%, (3 Month Term SOFR + 1.25%), 04/16/29 (d)	610	611
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,192
Series 2021-B-PAC, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	177
Series 2021-C-PAC, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	237
Series 2021-D-PAC, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	228
Series 2021-E-PAC, REMIC, 7.39%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	798
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.24%, (1 Month Term SOFR + 2.91%), 06/15/38 (d)	88	87
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	1,254	1,247
Series 2022-B-LP2, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	460	455
Series 2022-C-LP2, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	378	373
Series 2022-D-LP2, REMIC, 7.29%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	378	372
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	858	863
Series 2023-B-XL3, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	234	236
Series 2023-C-XL3, REMIC, 7.97%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	103	104
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.83%, (1 Month Term SOFR + 1.50%), 02/17/26 (d)	1,319	1,319
Series 2024-B-XL4, REMIC, 7.18%, (1 Month Term SOFR + 1.85%), 02/17/26 (d)	124	124
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.69%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	3,108	3,108
Series 2024-B-XL5, REMIC, 6.99%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	531	531
Series 2024-C-XL5, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	705	704
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 6.24%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
BX Trust 2022-GPA
Series 2022-A-GPA, 7.50%, (1 Month Term SOFR + 2.17%), 08/15/24 (d)	647	649
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 04/15/24 (d)	916	917
Series 2022-B-IND, REMIC, 7.27%, (1 Month Term SOFR + 1.94%), 04/15/24 (d)	467	468
Series 2022-C-IND, REMIC, 7.62%, (1 Month Term SOFR + 2.29%), 04/15/24 (d)	106	106
Series 2022-D-IND, REMIC, 8.16%, (1 Month Term SOFR + 2.84%), 04/15/24 (d)	88	88
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 0.00%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	2,022	2,017
Series 2024-B-CNYN, REMIC, 0.00%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	322	321
Series 2024-C-CNYN, REMIC, 0.00%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	268	267
Capital One Multi-Asset Execution Trust
Series 2023-A-A1, 4.42%, 05/15/26	700	691
Carmax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	574	584
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	135	126
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 6.63%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,596
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.68%, (3 Month Term SOFR + 1.36%), 10/20/32 (d)	710	710
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.72%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	542	542
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 6.64%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,052
Cedar Funding XVII CLO Ltd
Series 2023-A-17A, 7.17%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	882
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,315
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	161
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	851
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	343	335
Chase Auto Owner Trust 2024-1
Series 2024-A3-1A, 5.13%, 11/26/27	500	501
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	379	381
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-AAB-GC41, REMIC, 2.72%, 05/11/29	500	466
Interest Only, Series 2019-XA-GC41, REMIC, 1.04%, 08/11/56 (d)	3,431	135
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AAB-GC46, REMIC, 2.61%, 11/16/29	300	280
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.75%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	882
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 6.89%, (3 Month Term SOFR + 1.57%), 01/20/34 (d)	1,720	1,720
Series 2021-A1-31A, 6.78%, (3 Month Term SOFR + 1.46%), 04/20/34 (d)	1,270	1,270
COMM 2014-CCRE18 Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	140	139
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	200
CSMC 2019-ICE4
Series 2019-A-ICE4, REMIC, 6.35%, (1 Month Term SOFR + 1.03%), 05/15/36 (d)	1,596	1,596
Series 2019-B-ICE4, REMIC, 6.60%, (1 Month Term SOFR + 1.28%), 05/15/36 (d)	644	644
Series 2019-C-ICE4, REMIC, 6.80%, (1 Month Term SOFR + 1.48%), 05/15/36 (d)	125	125
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	286	268
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	1,263	1,264
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	600	592
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	314	314
Series 2023-A3-1A, 5.64%, 02/22/28	258	260
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 6.73%, (3 Month Term SOFR + 1.41%), 10/15/35 (d)	798	798
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 6.73%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,823	1,824
Dryden 78 CLO Ltd
Series 2020-A-78A, 6.76%, (3 Month Term SOFR + 1.44%), 04/18/33 (d)	600	600
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.78%, (3 Month Term SOFR + 1.48%), 01/18/32 (d)	917	917
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.71%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 6.62%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	589
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (d)	282	282
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.83%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	270
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR-1A, 6.68%, (3 Month Term SOFR + 1.36%), 04/15/31 (d)	646	646
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 6.73%, (3 Month Term SOFR + 1.41%), 01/16/35 (d)	1,020	1,021
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 6.14%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,428	2,407
Series 2021-F-ELP, REMIC, 8.11%, (1 Month Term SOFR + 2.78%), 11/15/38 (d)	100	99
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	914	928
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	521	521
Series 2021-B-ESH, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	297	297
Series 2021-C-ESH, REMIC, 7.14%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	219	218
Series 2021-D-ESH, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	440	439
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 11/16/34 (d)	1,000	1,001
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 0.00%, (3 Month Term SOFR + 0.00%), 05/20/36 (d)	1,862	1,862
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 6.68%, (3 Month Term SOFR + 1.37%), 07/19/34 (d)	651	652
Flatiron CLO Ltd
Series 2020-A-1A, 6.88%, (3 Month Term SOFR + 1.56%), 11/21/33 (d)	1,494	1,496
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	995
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	220	219
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	262	262

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2022-4
Series 2022-A3-4, 4.82%, 08/16/27	1,596	1,589
GM Financial Revolving Receivables Trust 2024-1
Series 2024-A-1, 4.90%, 03/12/29	255	257
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	700
Series 2021-B-IP, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	108
Series 2021-C-IP, REMIC, 6.99%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	98
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	95	90
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (d)	2,000	1,857
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	200	190
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.19%, 11/05/26 (d)	100	92
Honda Auto Receivables 2023-2 Owner Trust
Series 2023-A3-2, 4.93%, 09/15/26	557	555
Hyundai Auto Receivables Trust 2024-A
Series 2024-A3-A, 4.99%, 02/15/29	667	667
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.81%, (1 Month Term SOFR + 2.49%), 08/15/24 (d)	1,098	1,103
Invesco CLO Ltd
Series 2021-A-3A, 6.71%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	621
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 6.86%, (3 Month Term SOFR + 0.00%), 04/15/37 (d)	959	959
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	307
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	200
KKR CLO 16 Ltd
Series 2022-A1-41A, 6.65%, (3 Month Term SOFR + 1.33%), 12/31/35 (d)	1,373	1,374
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 03/15/38 (d)	1,055	1,043
Series 2021-B-BMR, REMIC, 6.32%, (1 Month Term SOFR + 0.99%), 03/15/38 (d)	255	251
Series 2021-C-BMR, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	160	158
Series 2021-D-BMR, REMIC, 6.84%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	223	220
Series 2021-E-BMR, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	195	190
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 05/15/24 (d)	2,042	2,024
Series 2022-B-BMR2, REMIC, 7.12%, (1 Month Term SOFR + 1.79%), 05/15/24 (d)	1,221	1,206
Series 2022-C-BMR2, REMIC, 7.42%, (1 Month Term SOFR + 2.09%), 05/15/24 (d)	684	674
Series 2022-D-BMR2, REMIC, 7.87%, (1 Month Term SOFR + 2.54%), 05/15/24 (d)	608	583
Madison Park Funding LII Ltd
Series 2021-A-52A, 6.68%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	994	994
Madison Park Funding Ltd
Series 2021-A-50A, 6.71%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,341
Madison Park Funding LXVII Ltd
Series 2024-A1-67A, 0.00%, (3 Month Term SOFR + 0.00%), 04/25/37 (d)	1,211	1,212
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 6.92%, (3 Month Term SOFR + 0.00%), 01/22/37 (d)	469	469
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 6.70%, (3 Month Term SOFR + 1.38%), 07/17/34 (d)	653	653
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 6.78%, (3 Month Term SOFR + 1.46%), 01/22/31 (d)	290	290
Magnetite XXI, Limited
Series 2019-AR-21A, 6.60%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	920
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.72%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	732
Magnetite XXIX, Limited
Series 2021-A-29A, 6.57%, (3 Month Term SOFR + 1.25%), 01/17/34 (d)	1,150	1,151
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.72%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	250
Magnetite XXX, Limited
Series 2021-A-30A, 6.72%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	1,072	1,073
Magnetite XXXVI Ltd
Series 2023-A-36A, 7.12%, (3 Month Term SOFR + 1.80%), 04/22/36 (d)	607	611
Marlette Funding Trust 2023-3
Series 2023-A-3A, 6.49%, 03/17/25	341	342
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	700	702
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	599
Series 2021-F-STOR, REMIC, 7.64%, (1 Month Term SOFR + 2.31%), 07/15/38 (d)	144	142
Milos CLO, Ltd.
Series 2017-AR-1A, 6.65%, (3 Month Term SOFR + 1.33%), 10/21/30 (d)	762	762
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	500	475
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	653
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	663
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-A4-HR2, REMIC, 3.59%, 12/17/27	210	198
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,099
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (d)	168	161
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (d)	161	147
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	731
Nissan Master Owner Trust Receivables
Series 2024-A-B, 5.05%, 02/15/27	700	700
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	154	139
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	298	274
Oak Hill Credit Partners
Series 2024-A1-18A, 0.00%, (3 Month Term SOFR + 0.00%), 04/20/37 (d)	1,393	1,393
Series 2024-A2-18A, 0.00%, (3 Month Term SOFR + 0.00%), 04/20/37 (d)	250	250
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	128	123
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	101	96
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 8.41%, 11/17/25 (d)	738	745
Series 2023-B-AIR, REMIC, 9.16%, 11/17/25 (d)	445	448

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Peace Park CLO Ltd
Series 2021-A-1A, 6.71%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	898
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,402	1,372
Series 2022-A2I-1A, 3.25%, 12/07/26	674	628
Series 2022-A2II-1A, 4.01%, 12/07/26	603	531
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	633	573
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	500	471
Rockland Park Limited
Series 2021-A-1A, 6.70%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,242
RR 7 Ltd
Series 2019-A1AB-7A, 6.65%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,141
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	541	470
Series 2020-B-1A, 4.34%, 03/15/27	191	143
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	876
Series 2020-2C-1, 1.88%, 01/15/26	365	341
Series 2020-2C-2, 2.33%, 01/15/28	279	249
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (i)	545	471
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 7.33%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	268
Series 2022-C-TFLM, REMIC, 7.98%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	138
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,640	1,639
Series 2021-B-MFP, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	606	606
Series 2021-C-MFP, REMIC, 6.77%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	376	373
Series 2021-D-MFP, REMIC, 7.02%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	247	245
Symphony CLO 43 Ltd
Series 2024-A1-43A, 0.00%, 04/15/37 (d)	856	856
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.54%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	514	514
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 6.55%, (3 Month Term SOFR + 1.24%), 04/19/34 (d)	1,153	1,147
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.76%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	2,158	2,155
Symphony CLO XXXII
Series 2022-A1-32A, 6.64%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	1,176	1,175
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	606	609
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	1,037	1,040
Series 2023-A3-B, 6.13%, 12/22/25	900	909
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	264	264
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (i)	1,046	918
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (i)	825	712
Toyota Lease Owner Trust 2023-A
Series 2023-A3-A, 4.93%, 04/20/26	625	622
Toyota Lease Owner Trust 2024-A
Series 2024-A3-A, 5.25%, 08/20/26	600	599
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (i)	247	239
Verizon Master Trust
Series 2021-A-1, 0.50%, 05/20/24	2,500	2,483
Series 2023-A-2, 4.89%, 04/21/25	300	298
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,012
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	56
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	550	551
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 6.73%, (3 Month Term SOFR + 1.41%), 07/17/34 (d)	1,175	1,175
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.73%, (3 Month Term SOFR + 1.42%), 07/19/34 (d)	598	598
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.73%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,189	1,189
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 7.10%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,101
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	561
Wells Fargo Commercial Mortgage Trust 2019-C49
Series 2019-ASB-C49, REMIC, 3.93%, 10/17/28	196	191
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	200	185
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 05/15/24 (d)	688	675
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,300	1,313
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (i)	678	714
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	662	656
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	323
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	453	453
Total Non-U.S. Government Agency Asset-Backed Securities (cost $188,409)		186,667
SENIOR FLOATING RATE INSTRUMENTS 5.4%
Industrials 1.4%
ADS Tactical, Inc.
2021 Term Loan B, 11.19%, (SOFR + 5.75%), 03/04/28 (d)	128	128
Advantage Sales & Marketing, Inc.
2021 Term Loan, 10.09%, (3 Month Term SOFR + 4.50%), 10/28/27 (d)	167	167
AEA International Holdings (Lux) S.a.r.l.
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 09/07/28 (d)	59	59
AI Aqua Merger Sub, Inc.
2023 Incremental Term Loan, 0.00%, (SOFR + 0.00%), 07/31/28 (d) (p)	29	29
2023 Incremental Term Loan, 9.58%, (SOFR + 0.00%), 07/31/28 (d)	235	236
2023 Incremental Term Loan, 9.58%, (SOFR + 0.00%), 07/31/28 (d)	20	20
Air Canada
2024 Term Loan B, 7.83%, (SOFR + 2.50%), 03/14/31 (d)	75	75
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (d)	95	95
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (d)	235	235
Alliance Laundry Systems LLC
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 09/30/27 (d)	6	6
Term Loan B, 8.93%, (3 Month Term SOFR + 3.50%), 09/30/27 (d)	167	167
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 05/04/28 (d)	75	74
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 05/04/28 (d)	109	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Amentum Government Services Holdings LLC
Term Loan B, 9.44%, (SOFR + 4.00%), 01/24/27 (d)	189	189
2020 2nd Lien Term Loan, 14.19%, (SOFR + 8.75%), 01/31/28 (d) (m)	55	55
American Airlines, Inc.
2023 1st Lien Term Loan, 8.77%, (SOFR + 3.50%), 05/29/29 (d)	100	100
Amynta Agency Borrower Inc.
2023 1st Lien Term Loan B, 9.58%, (SOFR + 4.25%), 02/28/28 (d)	154	155
Anticimex International AB
2021 USD Term Loan B1, 0.00%, (SOFR + 3.15%), 07/21/28 (d) (p)	5	5
2021 USD Term Loan B1, 8.46%, (SOFR + 3.15%), 07/21/28 (d)	80	80
2021 USD Term Loan B4, 8.95%, (SOFR + 3.65%), 11/16/28 (d)	44	44
APi Group DE, Inc.
2023 Incremental Term Loan, 7.94%, (SOFR + 2.50%), 01/03/29 (d)	180	181
AppLovin Corporation
2021 Term Loan B, 8.42%, (1 Month Term SOFR + 3.10%), 10/25/28 (d)	44	44
2024 Term Loan (2030), 0.00%, (3 Month Term SOFR + 2.50%), 08/19/30 (d) (p)	35	35
2024 Term Loan (2030), 7.83%, (3 Month Term SOFR + 2.50%), 08/19/30 (d)	211	211
APX Group, Inc.
2021 Term Loan B, 3.25%, (SOFR + 3.25%), 07/01/28 (d)	217	217
2021 Term Loan B, 10.75%, (Prime + 2.25%), 07/01/28 (d)	—	—
Archkey Solutions LLC
Term Loan, 10.69%, (SOFR + 5.25%), 06/30/28 (d)	79	79
Array Technologies, Inc.
Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 10/07/27 (d)	201	201
Arsenal AIC Parent LLC
2024 Term Loan B, 9.07%, (SOFR + 3.75%), 08/18/30 (d)	149	150
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	195	196
Arthur US Finco Inc
Term Loan B, 10.62%, (SOFR + 5.25%), 11/08/30 (d)	120	116
Brookfield WEC Holdings Inc.
2024 Term Loan, 8.08%, (SOFR + 2.75%), 01/20/31 (d)	313	312
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.58%, (SOFR + 2.25%), 07/20/30 (d)	85	84
Carnival Corporation
2023 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/27 (d)	189	189
2021 Incremental Term Loan B, 8.69%, (SOFR + 3.25%), 10/08/28 (d)	348	348
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 02/07/26 (d)	20	20
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	133	133
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (d)	59	59
2023 Incremental Term Loan, 9.08%, (SOFR + 3.75%), 09/30/28 (d)	5	5
2023 Incremental Term Loan, 9.09%, (SOFR + 3.75%), 09/30/28 (d)	55	55
Chromalloy Corp
Term Loan, 0.00%, (SOFR + 3.75%), 03/21/31 (d) (p)	80	80
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (d)	826	827
Conair Holdings, LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 05/13/28 (d)	152	150
Congruex Group LLC
Term Loan, 11.21%, (3 Month Term SOFR + 5.75%), 04/26/29 (d)	133	125
Constant Contact Inc
Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	164	159
Core & Main LP
2024 Incremental Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 02/05/31 (d)	55	55
Corporation Service Company
Term Loan B, 8.08%, (SOFR + 2.75%), 08/10/29 (d)	72	72
Covanta Holding Corporation
2021 Term Loan B, 7.83%, (SOFR + 2.50%), 11/16/28 (d)	96	96
2021 Term Loan C, 7.83%, (SOFR + 2.50%), 11/16/28 (d)	7	7
2024 Term Loan B, 8.07%, (SOFR + 2.75%), 11/30/28 (d)	46	46
2024 Term Loan C, 8.07%, (SOFR + 2.75%), 11/30/28 (d)	3	3
CPM Holdings, Inc.
2023 Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	55	55
CQP Holdco LP
2023 4th Amendment Term Loan, 8.35%, (3 Month Term SOFR + 3.00%), 12/31/30 (d)	617	619
Crown Subsea Communications Holding,Inc.
2024 Term Loan B, 10.07%, (3 Month Term SOFR + 4.75%), 01/27/31 (d)	285	286
Da Vinci Purchaser Corp.
2019 Term Loan, 9.44%, (SOFR + 4.00%), 12/10/26 (d)	167	167
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 9.10%, (3 Month Term SOFR + 3.75%), 03/05/27 (d)	—	—
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (d)	119	119
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (d)	153	153
2021 2nd Lien Term Loan, 12.19%, (SOFR + 6.75%), 03/18/29 (d)	75	70
Driven Holdings, LLC
Term Loan B, 8.44%, (SOFR + 3.00%), 11/17/28 (d)	34	34
EAB Global, Inc.
2021 Term Loan, 8.94%, (SOFR + 3.50%), 12/31/24 (d)	129	129
Electron BidCo Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 10/29/28 (d)	93	93
Employbridge Holding Company
2021 Term Loan B, 10.34%, (SOFR + 4.75%), 07/16/28 (d)	152	126
Ensemble RCM, LLC
2024 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/29 (d)	205	206
EOS Finco Sarl
2022 USD Term Loan, 11.10%, (3 Month Term SOFR + 5.75%), 08/03/29 (d)	57	47
ERM Emerald US Inc.
USD Term Loan B1, 9.36%, (SOFR + 3.75%), 06/24/26 (d)	48	48
Fertitta Entertainment, LLC
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (d) (n)	1,453	1,456
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.32%, (3 Month Term SOFR + 4.00%), 01/31/31 (d)	150	150
Filtration Group Corporation
2023 USD Term Loan, 9.69%, (SOFR + 4.25%), 03/27/25 (d)	228	229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
FinCo I LLC
2023 Term Loan, 8.31%, (3 Month Term SOFR + 3.00%), 06/27/28 (d)	73	73
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (SOFR + 2.75%), 06/30/28 (d)	241	240
Forward Air Corporation
Term Loan B, 9.83%, (SOFR + 4.50%), 09/20/30 (d)	228	224
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.36%, (SOFR + 4.75%), 02/24/26 (d)	249	222
2023 Incremental Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/26 (d)	79	71
Genesee & Wyoming Inc. (New)
Term Loan, 7.45%, (3 Month Term SOFR + 2.00%), 10/29/26 (d)	82	82
Griffon Corporation
Term Loan B, 7.75%, (3 Month Term SOFR + 2.25%), 01/24/29 (d)	193	193
Groupe Solmax Inc.
Term Loan, 10.19%, (SOFR + 4.75%), 12/30/24 (d)	85	83
Term Loan, 10.36%, (SOFR + 4.75%), 12/30/24 (d)	99	97
GTCR W Merger Sub LLC
USD Term Loan B, 8.33%, (SOFR + 3.00%), 09/21/30 (d)	780	782
Harbourvest Partners, LLC
2024 Term Loan B, 7.84%, (SOFR + 2.50%), 04/22/30 (d)	231	231
Hertz Corporation, (The)
2023 Incremental Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 06/30/28 (d)	95	92
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (d)	196	196
Homeserve USA Holding Corp
Term Loan, 8.33%, (1 Month Term SOFR + 3.00%), 10/12/30 (d)	175	175
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.86%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	285	286
II-VI Incorporated
2022 Term Loan B, 8.19%, (SOFR + 2.75%), 12/08/28 (d)	326	326
Inception Finco Sa rl
Term Loan, 0.00%, (SOFR + 4.50%), 03/15/31 (d) (p)	50	50
IVC Acquisition Ltd
2023 USD Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 11/16/28 (d)	190	190
Janus International Group, LLC
2023 Term Loan B, 8.62%, (SOFR + 3.25%), 07/26/30 (d)	40	40
KBR, Inc.
2024 Term Loan B, 7.58%, (SOFR + 2.25%), 01/10/31 (d)	45	45
KNS Acquisition Corp.
Term Loan, 11.69%, (SOFR + 6.25%), 04/16/27 (d)	144	125
Kodiak Building Partners, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 03/12/28 (d) (p)	45	45
KUEHG Corp.
2023 Term Loan, 10.35%, (3 Month Term SOFR + 5.00%), 05/22/30 (d)	519	520
LaserShip, Inc.
2021 Term Loan, 10.40%, (3 Month Term SOFR + 4.50%), 04/30/28 (d)	197	183
LBM Acquisition LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 12/08/27 (d)	370	369
Learning Care Group, Inc.
2023 Term Loan, 10.06%, (SOFR + 4.75%), 08/08/28 (d)	29	29
2023 Term Loan, 10.07%, (SOFR + 4.75%), 08/08/28 (d)	51	51
2023 Term Loan, 10.09%, (SOFR + 4.75%), 08/08/28 (d)	29	29
2023 Term Loan, 10.10%, (3 Month Term SOFR + 4.75%), 08/08/28 (d)	6	6
LSF11 Trinity Bidco, Inc.
2023 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 06/14/30 (d)	39	39
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (d)	213	219
Miter Brands Acquisition Holdco Inc
Term Loan, 0.00%, (SOFR + 3.50%), 03/21/31 (d) (p)	55	55
Neptune Bidco US Inc
2022 USD Term Loan A, 10.17%, (SOFR + 4.75%), 10/11/28 (d)	154	141
OMNIA Partners LLC
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 07/25/30 (d)	200	201
Optiv Security, Inc.
2023 Term Loan, 10.57%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	134	130
Oscar AcquisitionCo, LLC
Term Loan B, 9.95%, (3 Month Term SOFR + 4.50%), 04/29/29 (d)	331	332
Osmose Utilities Services, Inc.
Term Loan, 8.69%, (SOFR + 3.25%), 06/18/28 (d)	10	10
Ovation Parent Inc
Term Loan, 0.00%, (SOFR + 3.50%), 03/27/31 (d) (p)	85	85
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (d)	420	421
Patagonia Holdco LLC
Term Loan B1, 11.06%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (n)	209	193
Pathway Vet Alliance LLC
2021 Term Loan, 9.19%, (SOFR + 3.75%), 03/31/27 (d)	78	69
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 8.86%, (SOFR + 3.25%), 02/25/28 (d)	114	106
Pike Corporation
2021 Incremental Term Loan B, 8.44%, (SOFR + 3.00%), 01/15/28 (d)	101	101
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (d)	50	50
PRA Health Sciences, Inc.
US Term Loan, 7.86%, (SOFR + 2.25%), 06/16/28 (d)	71	71
R1 RCM, Inc.
2022 Term Loan B, 8.33%, (3 Month Term SOFR + 3.00%), 06/21/29 (d)	80	80
Rand Parent, LLC
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/09/30 (d) (p)	10	10
2023 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 02/09/30 (d)	45	45
Red Planet Borrower, LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 09/23/28 (d)	137	135
Reynolds Group Holdings Inc.
2020 Term Loan B2, 8.69%, (SOFR + 3.25%), 02/03/26 (d)	88	88
Rockwood Service Corporation
2020 Term Loan, 9.69%, (SOFR + 4.25%), 12/21/26 (d)	155	155
Runner Buyer, Inc.
2021 Term Loan B, 10.96%, (SOFR + 5.50%), 10/08/28 (d)	69	52
Sabert Corporation
2023 Term Loan, 9.18%, (SOFR + 3.75%), 12/10/26 (d)	140	141
Sk Neptune Husky Finance S.A.R.L
Term Loan, 15.59%, (3 Month Term SOFR + 10.00%), 04/30/24 (d) (m)	14	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (d)	184	189
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 04/02/29 (d)	85	85
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/26/28 (d) (p)	15	14
2021 Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 02/26/28 (d)	1,294	1,193
SRS Distribution Inc.
2022 Incremental Term Loan, 8.68%, (SOFR + 3.25%), 06/02/28 (d)	94	95
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.50%, (3 Month Term SOFR + 6.00%), 03/24/28 (d)	88	56
Standard Industries Inc.
2021 Term Loan B, 7.69%, (1 Month Term SOFR + 2.25%), 08/05/28 (d)	74	74
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 3.50%), 04/11/30 (d) (p)	20	20
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 5.57%, (3 Month USD LIBOR + 3.20%), 02/14/27 (d)	46	30
TransDigm, Inc.
2023 Term Loan I, 8.58%, (3 Month Term SOFR + 3.25%), 08/10/28 (d)	970	973
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.61%, (3 Month Term SOFR + 7.00%), 02/28/25 (d) (n)	106	99
United Airlines, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 02/15/31 (d)	190	190
USIC Holdings, Inc.
2021 Term Loan, 9.07%, (SOFR + 3.50%), 05/06/28 (d)	9	9
2021 Term Loan, 9.11%, (SOFR + 3.50%), 05/06/28 (d)	93	93
Vertical US Newco Inc
Term Loan B, 9.08%, (SOFR + 3.50%), 07/29/27 (d)	24	24
VM Consolidated, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 03/24/28 (d)	144	145
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (d)	150	150
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 03/31/28 (d)	132	123
Wood Mackenzie Limited
2024 Term Loan B, 8.81%, (SOFR + 3.50%), 02/01/31 (d)	125	125
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 07/22/28 (d)	216	214
		22,170
Communication Services 0.9%
19th Holdings Golf, LLC
2022 Term Loan B, 8.67%, (SOFR + 3.35%), 01/27/29 (d)	204	199
A&V Holdings Midco, LLC
2020 Term Loan B, 10.98%, (3 Month Term SOFR + 5.38%), 03/10/27 (d)	2	2
2020 Term Loan B, 10.99%, (1 Month Term SOFR + 5.38%), 03/10/27 (d)	160	158
Academy, Ltd.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	68	68
AIT Worldwide Logistics, Inc
2021 Term Loan, 10.17%, (SOFR + 4.75%), 04/01/28 (d)	167	167
Allen Media, LLC
2021 Term Loan B, 11.00%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (n)	428	372
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.94%, (SOFR + 3.50%), 07/30/28 (d)	164	165
Altice Financing SA
2022 USD Term Loan, 10.31%, (SOFR + 5.00%), 10/31/27 (d)	69	65
Altice France S.A.
2023 USD Term Loan B14, 10.81%, (SOFR + 5.50%), 08/31/28 (d)	1,166	922
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.94%, (SOFR + 5.50%), 07/21/27 (d)	131	128
High-Yield Term Loan B2, 10.94%, (SOFR + 5.50%), 07/21/27 (d)	175	171
Arcis Golf LLC
2023 Term Loan B, 9.19%, (SOFR + 3.75%), 11/24/28 (d)	153	153
Cablevision Lightpath LLC
Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 09/15/27 (d)	33	33
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (d)	822	822
Ciena Corporation
2020 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 10/24/30 (d)	55	55
City Football Group Limited
Term Loan, 8.44%, (SOFR + 3.00%), 07/08/28 (d)	971	969
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.61%, (3 Month Term SOFR + 5.00%), 10/01/28 (d)	431	431
Connect Finco Sarl
2021 Term Loan B, 8.83%, (SOFR + 3.50%), 12/11/26 (d)	35	35
Connect Finco SARL
Term Loan, 0.00%, (SOFR + 4.50%), 09/11/29 (d) (p)	60	59
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.69%, (1 Month Term SOFR + 2.25%), 01/22/28 (d)	245	241
2021 Term Loan B6, 8.44%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	55
Crown Finance US, Inc.
2023 Exit Term Loan, 13.82%, (PIK + 7.00%), 07/31/28 (d)	121	123
CSC Holdings, LLC
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	507	487
Dave & Buster's, Inc.
2024 Term Loan B, 8.62%, (SOFR + 3.25%), 06/29/29 (d)	149	149
Delta 2 (LUX) S.a.r.l.
2022 Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 01/15/30 (d)	305	305
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (f) (g)	25	24
2022 2nd Lien Term Loan, 10.68%, (3 Month Term SOFR + 3.25%), 08/24/26 (d) (f) (g) (n)	581	16
2024 DIP PIK Term Loan, 10.00%, (PIK + 5.00%), 08/02/27 (d)	69	112
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 11/18/28 (d)	45	45
Fleet Midco I Limited
2024 Term Loan B, 8.57%, (SOFR + 3.25%), 01/31/31 (d)	95	95
Fluidra, S.A.
2022 USD Term Loan B, 7.35%, (SOFR + 1.93%), 01/21/29 (d)	176	175
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	334	334
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 10/08/27 (d)	653	650

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (d)	3,082	3,082
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.95%, (SOFR + 2.50%), 03/16/27 (d)	92	92
Herschend Entertainment Company, LLC
2021 Term Loan, 8.33%, (SOFR + 3.00%), 08/18/28 (d)	54	54
LCPR Loan Financing LLC
2021 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	40	39
Light and Wonder International, Inc.
2024 Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 04/14/29 (d)	261	261
MH Sub I, LLC
2023 Term Loan, 9.58%, (SOFR + 4.25%), 04/13/28 (d)	623	619
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.94%, (SOFR + 2.50%), 06/13/26 (d)	156	156
Ontario Gaming GTA LP
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	150	150
Recess Holdings, Inc.
2024 Term Loan B, 9.84%, (SOFR + 4.50%), 02/14/30 (d)	105	105
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B, 7.83%, (SOFR + 2.50%), 08/25/28 (d)	83	83
Securus Technologies Holdings, Inc.
2023 Term Loan, 10.50%, (3 Month Term SOFR + 4.90%), 11/01/24 (d)	299	221
2023 2nd Lien Term Loan, 14.26%, (3 Month Term SOFR + 8.65%), 11/01/25 (d) (m)	153	42
Simon & Schuster Inc
Term Loan B, 9.32%, (SOFR + 4.00%), 09/27/30 (d)	123	124
Sinclair Television Group Inc.
Term Loan B2B, 7.94%, (SOFR + 2.50%), 07/18/26 (d)	86	81
2022 Term Loan B4, 9.18%, (1 Month Term SOFR + 3.75%), 04/13/29 (d)	74	58
Topgolf Callaway Brands Corp.
Term Loan B, 8.93%, (SOFR + 3.50%), 03/14/30 (d)	263	263
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	92	92
Univision Communications Inc.
2021 First Lien Term Loan B, 8.69%, (SOFR + 3.25%), 03/15/26 (d)	147	147
2022 Term Loan B, 8.69%, (SOFR + 3.25%), 05/06/28 (d)	470	469
2022 First Lien Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	59	59
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.79%, (SOFR + 3.25%), 03/06/31 (d)	130	128
		14,110
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (SOFR + 2.25%), 09/12/30 (d)	261	260
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (d) (p)	325	326
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (d)	717	719
ACProducts, Inc.
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	572	521
American Trailer World Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/17/28 (d)	202	196
Apro, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/14/26 (d)	154	155
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (d)	117	116
At Home Group Inc.
Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 12/31/24 (d)	137	69
Avis Budget Car Rental, LLC
2020 Term Loan B, 7.19%, (SOFR + 1.75%), 07/30/27 (d)	50	49
2023 Term Loan C, 8.43%, (SOFR + 3.00%), 03/16/29 (d)	57	57
Belron Finance US LLC
2023 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 2.25%), 04/18/29 (d)	45	45
BJ's Wholesale Club, Inc.
2023 Term Loan B, 7.33%, (SOFR + 2.00%), 02/03/29 (d)	89	89
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.08%, (SOFR + 2.75%), 12/13/29 (d)	143	143
2024 Term Loan B4, 8.08%, (SOFR + 2.75%), 01/22/31 (d)	53	53
Byju's Alpha, Inc.
Term Loan B, 15.25%, (3 Month USD LIBOR + 8.00%), 11/05/26 (d)	188	37
Caesars Entertainment Inc.
Term Loan B, 8.66%, (3 Month Term SOFR + 3.25%), 01/25/30 (d)	938	939
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (d)	70	70
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/03/30 (d)	244	245
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (d)	344	342
Empire Today, LLC
2021 Term Loan B, 10.57%, (3 Month Term SOFR + 5.00%), 04/01/28 (d)	78	63
Flynn Restaurant Group LP
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 11/22/28 (d)	89	89
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.31%, (SOFR + 4.00%), 01/25/31 (d)	215	216
Four Seasons Hotels Limited
2024 Term Loan B, 7.32%, (SOFR + 2.00%), 11/30/29 (d)	209	209
Fugue Finance B.V.
2023 USD Term Loan B, 9.34%, (SOFR + 4.00%), 01/31/28 (d)	114	114
Global Education Management Systems Establishment
Term Loan, 10.19%, (SOFR + 4.75%), 07/30/26 (d)	211	211
Golden Entertainment, Inc.
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 05/18/30 (d)	228	228
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.95%, (3 Month Term SOFR + 3.50%), 10/18/29 (d)	202	203
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 10/19/27 (d)	102	102
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 05/20/28 (d)	711	712
J&J Ventures Gaming, LLC
Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 04/07/28 (d)	107	106
2023 Incremental Term Loan B, 9.69%, (SOFR + 4.25%), 04/26/28 (d)	135	133
Jo-Ann Stores, Inc.
2021 Term Loan B1, 10.34%, (3 Month Term SOFR + 4.75%), 06/30/28 (d)	88	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Les Schwab Tire Centers
Term Loan B, 8.68%, (SOFR + 3.25%), 10/26/27 (d)	150	150
LIDS Holdings, Inc.
Term Loan, 10.98%, (3 Month Term SOFR + 5.50%), 12/03/26 (d) (m)	107	107
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 08/29/25 (d)	193	192
Mattress Firm Inc
2021 Term Loan B, 9.86%, (6 Month USD LIBOR + 4.25%), 09/21/28 (d)	191	191
Michaels Companies, Inc.
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	185	165
Motel 6
Term Loan B, 10.42%, (1 Month Term SOFR + 5.00%), 09/09/26 (d)	55	55
Needle Holdings LLC
2024 DIP Delayed Draw Term Loan Tranche A, 0.00%, (SOFR + 9.50%), 05/20/24 (d) (p)	41	41
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 13.84%, (3 Month Term SOFR + 8.25%), 06/02/26 (d)	44	43
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.71%, (3 Month Term SOFR + 6.25%), 03/01/26 (d)	116	115
Pacific Bells, LLC
Term Loan B, 10.11%, (3 Month Term SOFR + 4.50%), 10/12/28 (d)	142	141
PCI Gaming Authority
Term Loan, 7.94%, (SOFR + 2.50%), 05/15/26 (d)	68	68
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (d)	64	64
Playa Resorts Holding B.V.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 11/22/28 (d)	144	144
Power Stop, LLC
2022 Term Loan, 10.19%, (SOFR + 4.75%), 01/26/29 (d)	231	210
RealTruck Group, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 01/20/28 (d)	121	120
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (d)	87	85
RVR Dealership Holdings, LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 02/08/28 (d)	149	139
Solis IV BV
USD Term Loan B1, 8.82%, (3 Month Term SOFR + 3.50%), 02/09/29 (d)	848	837
Sotheby's
2021 Term Loan B, 10.08%, (SOFR + 4.50%), 01/15/27 (d)	104	102
Specialty Building Products Holdings, LLC
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 10/05/28 (d)	89	88
Station Casinos LLC
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 03/07/31 (d)	295	294
Sweetwater Borrower, LLC
Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (d)	212	213
Tory Burch LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 04/14/28 (d)	205	205
Touchdown Acquirer Inc
Delayed Draw Term Loan, 0.00%, 02/07/31 (d) (p)	19	19
USD Term Loan, 9.31%, (3 Month Term SOFR + 4.00%), 02/07/31 (d)	86	86
Victoria's Secret & Co.
Term Loan B, 8.84%, (SOFR + 3.25%), 06/30/28 (d)	97	96
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (d)	160	160
Weber-Stephen Products LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 10/20/27 (d)	99	91
WH Borrower, LLC
Term Loan, 10.81%, (SOFR + 5.50%), 02/09/27 (d)	143	142
2023 Incremental Term Loan, 10.82%, (3 Month Term SOFR + 5.50%), 02/15/27 (d) (m)	269	268
Whatabrands LLC
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 07/21/28 (d)	280	280
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.68%, (SOFR + 2.25%), 05/19/30 (d)	70	70
		11,799
Information Technology 0.7%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.57%, (SOFR + 4.25%), 01/24/31 (d)	65	65
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (d)	293	295
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (d)	166	166
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (d)	140	138
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	79	78
AZZ Inc.
Term Loan B, 9.08%, (1 Month Term SOFR + 3.25%), 05/06/29 (d)	188	190
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 01/31/31 (d)	103	103
CD&R Hydra Buyer, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/15/31 (d) (p)	220	220
CentralSquare Technologies, LLC
2018 1st Lien Term Loan, 9.25%, (3 Month Term SOFR + 3.75%), 08/15/25 (d)	144	140
Cloud Software Group Inc
Term Loan, 0.00%, (SOFR + 4.50%), 03/19/31 (d) (p)	65	65
Cloud Software Group, Inc.
2022 USD Term Loan B, 9.95%, (3 Month Term SOFR + 4.50%), 03/30/29 (d)	487	484
CoreLogic, Inc.
Term Loan, 8.94%, (SOFR + 3.50%), 04/14/28 (d)	373	364
Dayforce, Inc.
Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 02/16/31 (d)	80	80
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (SOFR + 4.00%), 07/31/26 (d)	378	376
2021 2nd Lien Term Loan, 12.33%, (SOFR + 7.00%), 02/16/29 (d)	140	126
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (d)	70	70
Epicor Software Corporation
2020 Term Loan, 8.69%, (SOFR + 3.25%), 07/21/27 (d)	214	215
2023 Incremental Term Loan, 9.08%, (SOFR + 3.75%), 07/31/27 (d)	50	50
Esdec Solar Group B.V.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 08/23/28 (d) (p)	30	28
Term Loan B, 10.36%, (3 Month Term SOFR + 4.75%), 08/23/28 (d)	134	126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Finastra USA, Inc.
2023 Term Loan, 12.46%, (3 Month Term SOFR + 7.25%), 09/13/29 (d)	175	173
Flexera Software LLC
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 01/26/28 (d)	219	219
Galaxy US Opco Inc.
Term Loan, 0.00%, (3 Month Term SOFR + 4.75%), 04/19/29 (d) (p)	165	149
Term Loan, 10.06%, (3 Month Term SOFR + 4.75%), 04/19/29 (d)	139	126
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (d)	402	402
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.44%, (SOFR + 2.00%), 08/10/27 (d)	120	120
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 11/12/29 (d)	181	181
GTT Communications, Inc.
2022 Opco Term Loan, 12.42%, (PIK + 6.00%), 12/30/27 (d)	97	88
2022 Holdco Term Loan, 14.49%, (SOFR + 9.00%), 06/30/28 (d)	90	63
Helios Software Holdings, Inc.
2024 Term Loan, 9.07%, (SOFR + 3.75%), 07/15/30 (d)	65	64
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.50%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	64	64
ION Trading Finance Limited
2021 USD Term Loan, 10.20%, (SOFR + 4.75%), 03/26/28 (d)	221	221
McAfee, LLC
2022 USD Term Loan B, 9.18%, (SOFR + 3.75%), 02/03/29 (d)	433	431
MH Sub I, LLC
2023 Term Loan, 0.00%, (SOFR + 4.25%), 04/13/28 (d) (p)	90	89
MKS Instruments, Inc.
2023 USD Term Loan B, 7.82%, (SOFR + 2.50%), 08/17/29 (d)	317	317
NCR Atleos LLC
Term Loan B, 10.16%, (3 Month Term SOFR + 4.75%), 09/22/30 (d)	164	165
Term Loan B, 10.18%, (SOFR + 4.75%), 09/22/30 (d)	1	1
Open Text Corporation
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 01/31/30 (d)	405	406
Polaris Newco LLC
USD Term Loan B, 0.00%, (SOFR + 4.00%), 06/03/28 (d) (p)	45	45
USD Term Loan B, 9.57%, (SOFR + 4.00%), 06/03/28 (d)	863	854
Project Alpha Intermediate Holding, Inc.
2023 1st Lien Term Loan B, 10.06%, (3 Month Term SOFR + 4.75%), 10/18/30 (d)	260	261
Project Boost Purchaser, LLC
2019 Term Loan B, 8.94%, (SOFR + 3.50%), 05/22/26 (d)	53	53
Rackspace Finance, LLC
Term Loan, 8.18%, (SOFR + 2.75%), 03/15/28 (d)	276	135
Rackspace Technology Global, Inc.
2024 First Lien First Out Term Loan, 11.58%, (3 Month Term SOFR + 6.25%), 05/15/28 (d)	39	39
Renaissance Holding Corp.
2024 Term Loan, 9.58%, (SOFR + 4.25%), 04/08/30 (d)	349	350
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 9.35%, (3 Month Term SOFR + 4.00%), 11/22/29 (d)	74	75
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (d)	69	69
Sovos Compliance, LLC
2021 Term Loan, 9.94%, (SOFR + 4.50%), 08/11/28 (d)	109	108
SS&C European Holdings Sarl
2018 Term Loan B4, 7.19%, (SOFR + 1.75%), 02/27/25 (d)	195	195
SS&C Technologies Inc.
2018 Term Loan B3, 7.19%, (SOFR + 1.75%), 02/27/25 (d)	207	207
2018 Term Loan B5, 7.19%, (SOFR + 1.75%), 04/15/25 (d)	107	107
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (d)	104	104
Uber Technologies, Inc.
2023 Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/27/30 (d)	470	472
UKG Inc.
2021 2nd Lien Term Loan, 10.68%, (SOFR + 5.25%), 05/03/27 (d)	167	168
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (d)	454	456
Veritas US Inc.
2021 USD Term Loan B, 10.44%, (SOFR + 5.00%), 09/01/25 (d)	98	90
Vertiv Group Corporation
2023 Term Loan B, 7.94%, (SOFR + 2.50%), 03/02/27 (d)	214	215
Webpros Luxembourg Sarl
Term Loan, 0.00%, (SOFR + 4.00%), 03/19/31 (d) (p)	45	45
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (SOFR + 3.00%), 02/18/27 (d)	530	464
2022 USD Incremental Term Loan B, 9.65%, (1 Month Term SOFR + 4.33%), 03/09/27 (d)	206	183
Zelis Payments Buyer, Inc.
Term Loan B, 8.07%, (SOFR + 2.75%), 09/28/29 (d)	185	185
		11,538
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (d)	513	512
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (d)	452	453
2023 Term Loan, 9.83%, (SOFR + 4.50%), 10/20/30 (d)	292	293
AmWINS Group, Inc.
2023 Incremental Term Loan B, 8.19%, (SOFR + 2.75%), 02/19/28 (d)	69	69
Aretec Group, Inc.
2023 Incremental Term Loan, 9.93%, (SOFR + 4.50%), 03/08/30 (d)	254	256
AssuredPartners, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 02/12/27 (d)	72	72
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 02/13/27 (d)	77	77
2024 Incremental Term Loan B5, 8.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (d)	65	65
Asurion LLC
2020 Term Loan B8, 8.69%, (SOFR + 3.25%), 12/23/26 (d)	1,410	1,380
2021 Term Loan B9, 8.69%, (SOFR + 3.25%), 02/05/28 (d)	160	154
2022 Term Loan B10, 9.43%, (SOFR + 4.00%), 08/16/28 (d)	181	174
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (d)	82	79
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (d)	145	129
Broadstreet Partners, Inc.
2021 Term Loan B2, 8.69%, (SOFR + 3.25%), 01/27/27 (d)	49	49
2023 Term Loan B3, 9.08%, (SOFR + 3.75%), 01/26/29 (d)	124	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Chamberlain Group Inc
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (d)	20	20
2024 Incremental Term Loan B, 9.08%, (SOFR + 3.75%), 11/03/28 (d)	70	70
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.57%, (SOFR + 5.25%), 02/03/28 (d)	109	109
Citadel Securities LP
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 07/29/30 (d)	391	391
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (d) (p)	350	349
Term Loan, 0.00%, 02/21/31 (d) (p)	60	60
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (d)	913	913
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (d)	105	105
Jones DesLauriers Insurance Management Inc.
2024 Term Loan B, 8.80%, (SOFR + 3.50%), 03/15/30 (d)	100	100
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 12/22/26 (d)	209	210
NEXUS Buyer LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 10/14/26 (d)	201	201
2021 Second Lien Term Loan, 11.68%, (SOFR + 6.25%), 10/29/29 (d)	60	60
2023 Term Loan B2, 9.83%, (SOFR + 4.50%), 12/11/30 (d)	52	52
Novae LLC
1st Lien Term Loan, 10.48%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (n)	89	88
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.69%, (SOFR + 4.25%), 11/04/28 (d)	1	1
Term Loan B, 9.82%, (3 Month Term SOFR + 4.25%), 11/04/28 (d)	284	216
Ryan Specialty Group, LLC
Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 07/23/27 (d)	174	174
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.08%, (SOFR + 3.75%), 02/16/28 (d)	79	80
Superannuation and Investments US LLC
USD Term Loan, 9.19%, (SOFR + 3.75%), 09/23/28 (d)	49	49
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (d)	115	115
2024 Term Loan B6, 7.33%, (SOFR + 2.00%), 12/01/28 (d)	169	169
Truist Insurance Holdings, LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/21/31 (d) (p)	340	339
Term Loan, 0.00%, (SOFR + 4.75%), 03/08/32 (d) (p)	290	291
United Rentals, Inc.
2024 Term Loan B, 7.08%, (SOFR + 1.75%), 02/07/31 (d)	95	95
USI, Inc.
2023 Acquisition Term Loan, 8.60%, (3 Month Term SOFR + 3.25%), 09/13/30 (d)	35	35
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (d)	108	107
		8,286
Materials 0.4%
Amern Rock Salt Co LLC
Term Loan, 0.00%, (SOFR + 4.00%), 06/04/28 (d) (p)	35	30
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	210	209
2020 2nd Lien Term Loan, 13.18%, (SOFR + 7.75%), 10/28/28 (d) (m)	140	139
Avient Corporation
Term Loan B7, 7.83%, (3 Month Term SOFR + 2.50%), 08/29/29 (d)	46	46
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.85%, (3 Month Term SOFR + 2.50%), 12/20/29 (d)	48	48
Bakelite US Holdco, Inc.
2022 Term Loan, 9.50%, (SOFR + 4.00%), 01/30/29 (d)	129	128
Berry Global, Inc.
2023 Term Loan AA, 7.18%, (SOFR + 1.75%), 07/01/29 (d)	166	166
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 12/01/27 (d)	211	211
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (SOFR + 3.50%), 08/10/28 (d)	348	346
2021 Term Loan B, 0.00%, (SOFR + 5.75%), 11/15/28 (d) (p)	30	28
2021 Term Loan B, 11.06%, (SOFR + 5.75%), 11/15/28 (d)	64	60
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 11/07/30 (d)	180	174
Cyanco Intermediate 2 Corp.
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 06/29/28 (d)	43	43
Derby Buyer LLC
USD Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 10/12/30 (d)	150	151
Discovery Purchaser Corporation
Term Loan, 9.71%, (3 Month Term SOFR + 4.38%), 08/04/29 (d)	550	550
Term Loan, 9.71%, (3 Month Term SOFR + 4.38%), 08/04/29 (d)	—	—
Gemini HDPE LLC
2020 Term Loan B, 8.57%, (3 Month Term SOFR + 3.00%), 12/11/27 (d)	87	87
Graham Packaging Company Inc.
2021 Term Loan, 8.44%, (SOFR + 3.00%), 08/04/27 (d)	170	170
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (SOFR + 4.50%), 03/02/29 (d)	424	416
2022 USD 2nd Lien Term Loan, 12.86%, (SOFR + 7.44%), 02/09/30 (d)	50	44
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (d)	234	233
2023 USD Term Loan, 9.18%, (SOFR + 3.75%), 03/01/30 (d)	65	64
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (SOFR + 4.72%), 02/04/26 (d)	167	157
Koppers Inc.
First Lien Term Loan B, 8.93%, (SOFR + 3.50%), 04/10/30 (d)	159	159
Lonza Group AG
USD Term Loan B, 9.37%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	135	127
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 10.39%, (SOFR + 5.00%), 10/22/28 (d)	58	15
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.93%, (SOFR + 3.50%), 09/22/28 (d)	319	319
Nouryon Finance B.V.
2023 USD Term Loan B, 9.42%, (3 Month Term SOFR + 4.00%), 04/03/28 (d)	311	312
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 09/21/28 (d)	308	308
2024 Term Loan, 9.57%, (SOFR + 4.25%), 11/09/28 (d)	270	271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27 (d)	207	207
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (d)	97	97
2021 Incremental Term Loan, 9.19%, (SOFR + 3.75%), 07/31/26 (d)	73	73
RelaDyne Inc.
2023 Incremental Term Loan, 10.33%, (SOFR + 5.00%), 12/23/28 (d)	209	209
Reynolds Consumer Products LLC
Term Loan, 7.18%, (SOFR + 1.75%), 01/30/27 (d)	130	131
Reynolds Group Holdings Inc.
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 09/20/28 (d)	117	117
Ring Container Technologies Group, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 08/12/28 (d)	83	83
RLG Holdings, LLC
2021 Term Loan, 9.69%, (SOFR + 4.25%), 07/02/28 (d)	78	77
Spa Holdings 3 Oy
USD Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 03/18/28 (d)	102	102
SupplyOne, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/27/31 (d) (p)	45	45
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (d)	246	243
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 08/11/28 (d)	147	147
Windsor Holdings III, LLC
USD Term Loan B, 9.82%, (SOFR + 4.50%), 06/21/30 (d) (m)	199	199
		6,741
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	49	36
AHP Health Partners, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 08/23/28 (d)	138	138
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (SOFR + 2.25%), 11/08/27 (d)	100	100
Cano Health LLC
2024 DIP Term Loan, 16.32%, (3 Month Term SOFR + 11.00%), 10/02/24 (d) (m)	34	35
2024 DIP Delayed Draw Term Loan, 16.32%, (SOFR + 11.00%), 10/07/24 (d) (m)	52	53
2022 Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 11/23/27 (d) (f) (g)	326	91
2022 Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 11/23/27 (d)	1	—
Catalent Pharma Solutions Inc.
2023 Term Loan B4, 8.33%, (1 Month Term SOFR + 3.00%), 02/22/28 (d)	75	75
CNT Holdings I Corp
2020 Term Loan, 8.82%, (3 Month Term SOFR + 3.50%), 10/16/27 (d)	191	191
Embecta Corp
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (d)	157	145
Fitness International, LLC
2024 Term Loan B, 10.58%, (SOFR + 5.25%), 01/30/29 (d) (m)	80	79
Geo Group, Inc. (The)
2022 Tranche 1 Term Loan, 12.20%, (SOFR + 6.88%), 03/23/27 (d)	45	46
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	7	7
2020 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	55	54
2023-1 Incremental Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/29/27 (d)	100	99
ICU Medical, Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 2.50%), 12/16/28 (d)	113	113
Insulet Corporation
2024 Term Loan B, 8.33%, (SOFR + 3.00%), 05/04/28 (d)	397	397
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 8.44%, (SOFR + 3.00%), 05/05/28 (d)	553	556
MED ParentCo LP
1st Lien Term Loan, 9.69%, (1 Month Term SOFR + 4.25%), 08/01/26 (d)	86	86
2nd Lien Term Loan, 13.69%, (SOFR + 8.25%), 07/31/27 (d)	35	35
Medline Borrower, LP
USD Term Loan B, 8.44%, (SOFR + 3.00%), 09/30/28 (d)	644	645
MJH Healthcare Holdings, LLC
2022 Term Loan B, 8.93%, (SOFR + 3.50%), 01/24/29 (d)	59	59
Organon & Co
USD Term Loan, 8.43%, (SOFR + 3.00%), 04/07/28 (d)	374	375
Pacific Dental Services LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/07/31 (d) (p)	70	70
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (d) (n)	128	127
Phoenix Guarantor Inc
2024 Term Loan, 8.58%, (1 Month Term SOFR + 3.25%), 02/13/31 (d)	120	118
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (d)	156	157
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (SOFR + 4.25%), 09/22/28 (d)	50	47
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	608	536
2020 Incremental Term Loan, 14.07%, (3 Month Term SOFR + 8.50%), 12/30/26 (d) (m)	29	27
Upstream Rehabilition, Inc.
2021 Term Loan, 9.82%, (SOFR + 4.25%), 11/20/26 (d)	77	72
US Radiology Specialists, Inc.
2020 Term Loan, 10.75%, (3 Month Term SOFR + 5.25%), 12/10/27 (d)	73	73
		4,642
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 09/19/25 (d)	39	38
2021 Incremental Term Loan, 10.19%, (SOFR + 4.75%), 10/01/25 (d)	34	34
Anastasia Parent, LLC
2018 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 08/03/25 (d)	237	172
Aspire Bakeries Holdings LLC
Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 12/16/30 (d)	45	45
BIFM US Finance LLC
2024 Term Loan, 9.57%, (3 Month Term SOFR + 4.25%), 05/31/28 (d)	105	105
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 03/17/28 (d)	123	121
Cardenas Markets, Inc.
2022 Term Loan, 12.20%, (SOFR + 6.75%), 07/20/29 (d)	223	224
Chobani, LLC
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 10/20/27 (d)	201	202

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Del Monte Foods, Inc.
2022 Term Loan, 9.68%, (SOFR + 4.25%), 02/15/29 (d)	279	236
Eagle Parent Corp.
2022 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	206	204
Froneri International Ltd.
2020 USD Term Loan, 7.68%, (SOFR + 2.25%), 01/29/27 (d)	173	173
JP Intermediate B, LLC
2023 Term Loan, 11.07%, (3 Month Term SOFR + 5.76%), 11/20/27 (d)	131	10
Naked Juice LLC
Term Loan, 8.70%, (SOFR + 3.25%), 01/20/29 (d) (n)	192	179
2nd Lien Term Loan, 11.45%, (SOFR + 6.00%), 01/25/30 (d)	55	44
Northeast Grocery, Inc.
Term Loan B, 12.83%, (3 Month Term SOFR + 7.50%), 12/05/28 (d)	80	80
Primary Products Finance LLC
2024 Term Loan B, 8.94%, (3 Month Term SOFR + 3.50%), 04/02/29 (d)	125	125
Saratoga Food Specialties LLC
Term Loan, 0.00%, (SOFR + 3.75%), 02/28/29 (d) (p)	55	55
Triton Water Holdings, Inc
Term Loan, 8.86%, (3 Month Term SOFR + 3.25%), 03/16/28 (d)	536	530
Upfield B.V.
2023 USD Term Loan B7, 10.31%, (SOFR + 4.75%), 01/31/28 (d)	180	179
WOOF Holdings, Inc
1st Lien Term Loan, 9.36%, (3 Month Term SOFR + 3.75%), 12/16/27 (d)	219	173
		2,929
Energy 0.1%
BCP Renaissance Parent LLC
2023 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 09/21/30 (d)	141	141
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (SOFR + 3.50%), 11/10/29 (d)	296	296
GIP II Blue Holding, L.P
Term Loan B, 9.94%, (SOFR + 4.39%), 09/22/28 (d)	386	386
Par Petroleum, LLC
2023 Term Loan B, 9.69%, (SOFR + 4.25%), 02/14/30 (d)	99	99
PG Invt Co 59 Sa rl
Term Loan, 0.00%, (SOFR + 3.50%), 02/23/31 (d) (p)	195	195
Prairie ECI Acquiror LP
2024 Term Loan, 10.07%, (3 Month Term SOFR + 4.75%), 02/22/29 (d)	65	65
Traverse Midstream Partners LLC
2017 Term Loan, 8.82%, (SOFR + 3.50%), 09/22/24 (d)	70	70
		1,252
Utilities 0.1%
ExGen Renewables IV, LLC
2020 Term Loan, 8.10%, (SOFR + 2.50%), 12/11/27 (d)	87	87
Generation Bridge Northeast, LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/03/29 (d)	103	103
MH Sub I, LLC
2021 2nd Lien Term Loan, 11.58%, (SOFR + 6.25%), 02/12/29 (d)	100	96
New Fortress Energy Inc
Term Loan, 10.32%, (SOFR + 5.00%), 10/26/30 (d)	360	361
Pacific Gas And Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (d)	105	105
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (SOFR + 2.00%), 12/11/25 (d)	275	274
		1,026
Real Estate 0.1%
Brand Industrial Services Inc
2023 Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 07/25/30 (d)	552	554
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.19%, (SOFR + 2.75%), 08/15/25 (d)	11	11
2023 Term Loan, 8.68%, (SOFR + 3.25%), 01/31/30 (d)	145	145
2023 Term Loan B, 9.33%, (SOFR + 4.00%), 01/31/30 (d)	70	70
Greystar Real Estate Partners, LLC
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 08/21/30 (d)	90	90
Vestis Corporation
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (d)	55	55
		925
Total Senior Floating Rate Instruments (cost $86,567)		85,418
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	89
Chesapeake Energy Corporation	5	418
Limetree Bay Cayman Limited (f) (m)	—	2
Mesquite Energy, Inc. (f) (m)	4	317
		826
Consumer Discretionary 0.0%
ACNR Holdings Inc. (f) (m)	3	258
Old Claimco, LLC (f) (m)	5	92
		350
Financials 0.0%
AFLAC Incorporated (f)	2	28
New Cineworld Ltd. (f) (m)	5	96
		124
Information Technology 0.0%
Travelport Worldwide Limited (f) (m)	—	40
Communication Services 0.0%
Digicel Group Holdings Limited (f) (m)	1	1
Total Common Stocks (cost $354)		1,341
WARRANTS 0.0%
California Resources Corporation (f)	—	8
Carnelian Point Holdings, L.P. (f) (m)	—	—
Nostrum Oil & Gas PLC (f) (m)	10	—
Total Warrants (cost $0)		8
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.19% (q) (r)	51,108	51,108
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (q) (r)	6,220	6,220
Total Short Term Investments (cost $57,328)		57,328
Total Investments 108.9% (cost $1,840,709)		1,728,613
Total Forward Sales Commitments (0.2)% (proceeds $2,560)		(2,565)
Total Purchased Options 0.0% (cost $837)		687
Other Derivative Instruments 0.0%		372
Other Assets and Liabilities, Net (8.7)%		(139,575)
Total Net Assets 100.0%		1,587,532

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $141,135.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $145,469 and 9.2% of the Fund.

(f) Non-income producing security.

(g) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(j) All or a portion of the security was on loan as of March 31, 2024.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(p) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 5.00%, 04/15/54 (a)	(900)	(879)
TBA, 6.00%, 04/15/54 (a)	(1,300)	(1,313)
TBA, 5.50%, 05/15/54 (a)	(375)	(373)
Total Government And Agency Obligations (proceeds $2,560)		(2,565)
Total Forward Sales Commitments (0.2%) (proceeds $2,560)		(2,565)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $2,560.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	29,303	118,418	96,613	559	—	—	51,108	3.2
JNL Government Money Market Fund, 5.29% - Class SL	4,257	24,055	22,092	63	—	—	6,220	0.4
	33,560	142,473	118,705	622	—	—	57,328	3.6

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 08/05/24)	06/27/19	190	193	—
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	250	258	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	199	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	171	191	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	206	199	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	96	94	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	14	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	6	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	674	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	127	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	21	15	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	70	67	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	113	—
		5,657	2,150	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	76	July 2024	15,552	(13)	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	1,054	July 2024	112,472	(123)	322
				(136)	311
Short Contracts
United States 10 Year Note	(169)	June 2024	(18,634)	13	(91)
United States Long Bond	(26)	June 2024	(3,091)	(5)	(40)
				8	(131)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	4.00	(A)	06/20/26	17,343	20	33
U.S. SOFR (A)	Receiving	4.00	(A)	06/20/27	3,960	5	9
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	7,929	7	25
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/44	1,296	(3)	6
U.S. SOFR (A)	Paying	3.75	(A)	06/20/29	71	—	—
						29	73

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 04/02/30	BOA	Call	3.69	03/27/29	3,500,000	3,500	111
3M LIBOR, 03/21/34	CIT	Call	3.76	03/19/29	1,700,000	1,700	58
3M LIBOR, 02/26/35	CIT	Call	3.78	02/24/25	2,600,000	2,600	87
3M LIBOR, 02/05/35	GSC	Call	3.35	02/03/25	1,900,000	1,900	84
3M LIBOR, 02/28/35	MLP	Call	3.74	02/25/25	1,300,000	1,300	37
3M LIBOR, 04/02/30	BOA	Put	3.69	03/27/29	3,500,000	3,500	115
3M LIBOR, 03/21/34	CIT	Put	3.76	03/19/29	1,700,000	1,700	52
3M LIBOR, 02/26/35	CIT	Put	3.78	02/24/25	2,600,000	2,600	70
3M LIBOR, 02/05/35	GSC	Put	3.35	02/03/25	1,900,000	1,900	32
3M LIBOR, 02/28/35	MLP	Put	3.74	02/25/25	1,300,000	1,300	41
							687

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	20	35	(15)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	16	25	(9)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	150	22	34	(12)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	12	22	(10)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	58	121	(63)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	210	30	61	(31)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	29	50	(21)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	100	14	24	(10)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	7	15	(8)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	27	55	(28)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	7	12	(5)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	14	25	(11)
CMBX.NA.BBB-.13 (M)	GSC	N/A	3.00	12/16/72	140	30	38	(8)
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	5	6	(1)
CMBX.NA.AAA.15 (M)	JPM	N/A	0.50	11/18/64	900	9	11	(2)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	9	17	(8)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	9	16	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	4	8	(4)
CMBX.NA.AAA.16 (M)	JPM	N/A	0.50	04/17/65	800	11	13	(2)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	7	8	(1)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	15	17	(2)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	12	21	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	130	19	30	(11)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	39	83	(44)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	11	16	(5)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	100	11	14	(3)
CMBX.NA.BBB-.17 (M)	MSC	N/A	3.00	12/15/56	100	11	14	(3)
					5,790	476	823	(347)
Credit default swap agreements - sell protection
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(5)	(23)	18

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	938,340	—	938,340
Corporate Bonds And Notes	—	459,511	—	459,511
Non-U.S. Government Agency Asset-Backed Securities	—	186,667	—	186,667
Senior Floating Rate Instruments	—	84,400	1,018	85,418
Common Stocks	507	28	806	1,341
Warrants	8	—	—	8
Short Term Investments	57,328	—	—	57,328
	57,843	1,668,946	1,824	1,728,613
Liabilities - Securities
Government And Agency Obligations	—	(2,565)	—	(2,565)
	—	(2,565)	—	(2,565)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	322	—	—	322
Centrally Cleared Interest Rate Swap Agreements	—	73	—	73
OTC Purchased Options	—	687	—	687
OTC Credit Default Swap Agreements	—	18	—	18
	322	778	—	1,100
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(142)	—	—	(142)
OTC Credit Default Swap Agreements	—	(347)	—	(347)
	(142)	(347)	—	(489)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.3%
United States of America 58.9%
Alliant Energy Corporation	343	17,283
American Electric Power Company, Inc.	223	19,203
American Tower Corporation	148	29,236
Cheniere Energy, Inc.	168	27,045
Crown Castle Inc.	179	19,007
Dominion Energy, Inc.	438	21,550
DT Midstream, Inc.	247	15,072
Duke Energy Corporation	324	31,310
Entergy Corporation	218	23,011
Evergy, Inc.	246	13,133
Eversource Energy	398	23,806
Exelon Corporation	462	17,346
NextEra Energy, Inc.	652	41,668
Norfolk Southern Corporation	78	19,897
Targa Resources Corp.	140	15,639
The Southern Company	387	27,759
UGI Corporation	323	7,927
Union Pacific Corporation	96	23,548
XCEL Energy Inc.	410	22,055
		415,495
Australia 9.4%
Atlas Arteria Limited	6,033	20,932
Transurban Holdings Limited	5,286	45,838
		66,770
Mexico 7.3%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	1,135	18,347
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	633	20,115
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	1,215	12,902
		51,364
France 4.3%
Getlink S.E.	841	14,305
VINCI	123	15,808
		30,113
United Kingdom 3.8%
Severn Trent PLC	396	12,351
SSE PLC	692	14,413
		26,764
China 3.4%
Beijing Capital International Airport Co., Ltd. - Class H (a)	12,632	3,829
ENN energy Holdings Limited	1,245	9,610
Guangdong Investment Limited	7,140	3,064
Jiangsu Expressway Company Limited - Class H	7,180	7,353
		23,856
Switzerland 3.0%
Flughafen Zurich AG - Class N	94	21,267
Italy 2.5%
Hera S.p.A.	2,715	9,573
Infrastrutture Wireless Italiane S.p.A. (b)	741	8,411
		17,984
Brazil 2.5%
CCR S.A.	6,496	17,940
Japan 1.8%
West Japan Railway Company (c)	607	12,656
Canada 1.5%
AltaGas Ltd.	467	10,307
Spain 0.9%
AENA, S.M.E., S.A. (b)	32	6,387
Total Common Stocks (cost $703,961)		700,903
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	2,641	2,641
Total Short Term Investments (cost $2,641)		2,641
Total Investments 99.7% (cost $706,602)		703,544
Other Assets and Liabilities, Net 0.3%		2,278
Total Net Assets 100.0%		705,822

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	8,455	30,335	36,149	39	—	—	2,641	0.4
JNL Government Money Market Fund, 5.29% - Class SL	—	29,907	29,907	23	—	—	—	—
	8,455	60,242	66,056	62	—	—	2,641	0.4

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	07/14/22	4,201	6,387	0.9
Infrastrutture Wireless Italiane S.p.A.	04/27/21	8,674	8,411	1.2
		12,875	14,798	2.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	463,857	237,046	—	700,903
Short Term Investments	2,641	—	—	2,641
	466,498	237,046	—	703,544

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 51.2%
Health Care 10.8%
1375209 BC Ltd
9.00%, 01/30/28 (a) (b)	5,151	5,049
AbbVie Inc.
3.80%, 03/15/25	7,500	7,393
Amgen Inc.
5.25%, 03/02/33	4,000	4,028
Bausch + Lomb Corporation
8.38%, 10/01/28 (b)	3,000	3,103
Bausch Health Companies Inc.
6.13%, 02/01/27 (b)	5,000	3,119
11.00%, 09/30/28 (b)	9,144	6,103
Centene Corporation
4.25%, 12/15/27	5,000	4,771
4.63%, 12/15/29	4,780	4,517
Community Health Systems, Inc.
8.00%, 03/15/26 (a) (b)	19,749	19,713
6.88%, 04/15/29 (b)	12,847	9,629
6.13%, 04/01/30 (b)	8,000	5,760
10.88%, 01/15/32 (a) (b)	11,750	12,135
CVS Health Corporation
4.30%, 03/25/28	3,500	3,413
5.25%, 02/21/33	3,500	3,501
5.05%, 03/25/48	1,600	1,454
DaVita Inc.
4.63%, 06/01/30 (b)	12,182	10,904
Endo Designated Activity Company
0.00%, 10/15/24 (b) (c) (d)	2,500	1,637
GE HealthCare Technologies Inc.
5.91%, 11/22/32 (a)	4,000	4,205
HCA Inc.
5.50%, 06/01/33	8,500	8,516
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	7,000	6,372
Mylan II B.V.
3.95%, 06/15/26	2,700	2,609
Par Pharmaceutical, Inc.
0.00%, 04/01/27 (b) (c) (d)	4,724	3,109
Royalty Pharma PLC
2.20%, 09/02/30	2,500	2,078
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,997
6.13%, 06/15/30	20,000	19,978
UnitedHealth Group Incorporated
5.35%, 02/15/33	5,000	5,147
		164,240
Financials 8.4%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	3,940
Bank of America Corporation
6.25%, (100, 09/05/24) (e)	2,500	2,488
3.42%, 12/20/28	10,000	9,385
Barclays PLC
5.75%, 08/09/33 (f)	8,500	8,514
7.44%, 11/02/33 (f)	5,000	5,537
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,327
5.25%, 07/26/30	7,500	7,379
Citigroup Inc.
6.27%, 11/17/33	10,500	11,101
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,909
4.95%, 05/28/27	4,000	3,906
7.35%, 03/06/30	3,000	3,200
JPMorgan Chase & Co.
6.88%, (100, 06/01/29) (e)	3,000	3,113
8.82%, (3 Month Term SOFR + 3.51%), (100, 05/01/24) (e) (g)	1,800	1,800
5.04%, 01/23/28	1,500	1,495
6.25%, 10/23/34	1,500	1,604
KeyBank National Association
4.90%, 08/08/32	1,500	1,349
Morgan Stanley
6.34%, 10/18/33	4,000	4,284
5.25%, 04/21/34	4,000	3,973
6.63%, 11/01/34	2,500	2,736
The Charles Schwab Corporation
5.64%, 05/19/29	3,000	3,045
The Goldman Sachs Group, Inc.
6.56%, 10/24/34 (a)	11,500	12,552
The PNC Financial Services Group, Inc.
6.04%, 10/28/33 (a)	4,000	4,140
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,862
U.S. Bancorp
5.85%, 10/21/33	4,500	4,582
Wells Fargo & Company
5.56%, 07/25/34	8,000	8,047
		127,268
Consumer Discretionary 7.3%
7-Eleven, Inc.
1.80%, 02/10/31 (b)	2,000	1,607
Amazon.com, Inc.
3.60%, 04/13/32	3,000	2,796
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	3,000	3,080
Carnival Corporation
7.63%, 03/01/26 (b)	4,500	4,548
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b)	6,215	5,577
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	7,500	7,502
Expedia Group, Inc.
3.80%, 02/15/28	3,871	3,681
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	3,100	2,845
6.75%, 01/15/30 (a) (b)	3,000	2,693
Ford Motor Company
4.35%, 12/08/26	5,000	4,862
3.25%, 02/12/32	3,500	2,912
General Motors Company
5.60%, 10/15/32 (a)	2,500	2,534
5.15%, 04/01/38	6,000	5,632
General Motors Financial Company, Inc.
4.30%, 04/06/29	5,000	4,775
6.40%, 01/09/33	3,500	3,677
Lowe`s Companies, Inc.
5.00%, 04/15/33	7,000	6,982
McDonald's Corporation
4.60%, 09/09/32	4,000	3,940
PENN Entertainment, Inc.
4.13%, 07/01/29 (a) (b)	5,000	4,324
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	7,000	6,842
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (a)	7,500	6,997
Univision Communications Inc.
6.63%, 06/01/27 (b)	8,000	7,831
Warnermedia Holdings, Inc.
3.76%, 03/15/27	3,000	2,863
4.28%, 03/15/32	3,000	2,681
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a) (b)	8,094	8,088
5.25%, 05/15/27 (b)	2,000	1,957
		111,226
Industrials 5.7%
American Airlines, Inc.
5.50%, 04/20/26 (b)	7,500	7,450
8.50%, 05/15/29 (b)	1,500	1,584
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	13,196	8,297
Boeing Company, The
5.04%, 05/01/27 (h)	2,000	1,963

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.15%, 05/01/30 (h)	12,000	11,608
3.25%, 02/01/35	4,500	3,552
Carrier Global Corporation
2.72%, 02/15/30	2,500	2,212
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	3,500	3,592
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (b)	5,500	5,553
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (b)	5,500	5,605
9.25%, 04/15/27 (b)	7,500	7,440
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (b)	3,690	3,447
RTX Corporation
3.95%, 08/16/25	7,000	6,885
TransDigm Inc.
6.75%, 08/15/28 (b)	5,300	5,378
6.63%, 03/01/32 (b)	5,000	5,051
Union Pacific Corporation
4.50%, 01/20/33	4,000	3,904
WESCO Distribution, Inc.
7.13%, 06/15/25 (b)	2,500	2,503
		86,024
Consumer Staples 5.0%
APX Group, Inc.
5.75%, 07/15/29 (b)	9,000	8,652
Ashtead Capital, Inc.
4.25%, 11/01/29 (b)	3,000	2,792
B.A.T Capital Corporation
3.56%, 08/15/27 (a)	18,922	17,933
6.42%, 08/02/33	2,850	2,987
Coca-Cola Company, The
1.65%, 06/01/30	4,000	3,373
Haleon US Capital LLC
3.63%, 03/24/32	4,250	3,833
JBS USA Food Company
5.75%, 04/01/33	4,000	3,937
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (b)	5,000	4,251
Philip Morris International Inc.
5.38%, 02/15/33	7,500	7,571
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,600
Target Corporation
4.50%, 09/15/32	3,000	2,946
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,276
6.00%, 12/15/29 (b)	4,000	4,029
		75,180
Information Technology 3.7%
Apple Inc.
3.35%, 08/08/32	3,500	3,217
Broadcom Inc.
4.15%, 11/15/30	5,000	4,728
2.45%, 02/15/31 (b)	2,500	2,110
4.15%, 04/15/32 (b)	4,500	4,180
Commscope Finance LLC
8.25%, 03/01/27 (b)	10,000	4,675
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a) (b)	5,324	4,606
HP, Inc.
4.00%, 04/15/29 (a)	5,000	4,773
5.50%, 01/15/33	5,000	5,076
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,296
5.88%, 02/09/33	1,000	1,036
Oracle Corporation
2.95%, 04/01/30	4,500	4,001
2.88%, 03/25/31	5,000	4,348
6.25%, 11/09/32	4,000	4,283
Workday, Inc.
3.80%, 04/01/32 (a)	6,000	5,467
		56,796
Materials 3.0%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,594
ArcelorMittal
6.80%, 11/29/32	6,000	6,416
Celanese US Holdings LLC
6.17%, 07/15/27 (h)	6,000	6,113
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (b)	5,000	4,662
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	2,949
4.38%, 04/01/31 (b)	3,000	2,681
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,404
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (b)	5,000	4,155
Rain Carbon Inc.
12.25%, 09/01/29 (a) (b)	4,500	4,675
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	8,000	7,453
		46,102
Energy 2.7%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (b)	7,000	6,992
8.13%, 01/15/27 (b)	3,000	2,926
9.25%, 07/15/29 (b)	4,800	4,944
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	4,500	4,187
Chesapeake Energy Corporation
5.88%, 02/01/29 (b)	3,000	2,973
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	3,985
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,117
The Williams Companies, Inc.
5.65%, 03/15/33 (a)	4,400	4,522
Venture Global LNG, Inc.
8.13%, 06/01/28 (b)	2,500	2,551
Weatherford International Ltd.
8.63%, 04/30/30 (b)	6,000	6,264
		41,461
Communication Services 2.4%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (b)	3,000	2,727
CCO Holdings, LLC
5.13%, 05/01/27 (b)	2,000	1,905
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	4,376
7.50%, 06/01/29 (b)	2,000	1,654
Commscope, Inc.
7.13%, 07/01/28 (b)	9,775	3,880
Meta Platforms, Inc.
3.85%, 08/15/32	5,000	4,694
Netflix, Inc.
4.38%, 11/15/26	5,000	4,924
Sprint LLC
7.13%, 06/15/24	5,500	5,510
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	6,016
		35,686
Utilities 1.6%
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34	4,000	3,990
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	5,007
The Southern Company
5.70%, 10/15/32	5,000	5,160
Vistra Corp.
7.00%, (100, 12/15/26) (b) (e)	5,000	4,953
Vistra Operations Company LLC
4.38%, 05/01/29 (b)	5,750	5,329
		24,439

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Real Estate 0.6%
American Tower Corporation
5.65%, 03/15/33	4,500	4,573
VICI Properties L.P.
5.13%, 05/15/32 (a)	4,500	4,305
		8,878
Total Corporate Bonds And Notes (cost $792,116)		777,300
COMMON STOCKS 28.3%
Utilities 4.6%
American Electric Power Company, Inc.	50	4,305
Dominion Energy, Inc.	150	7,379
DTE Energy Company	50	5,607
Duke Energy Corporation	70	6,770
Edison International	50	3,537
Entergy Corporation	45	4,756
NextEra Energy, Inc.	172	11,012
Sempra	100	7,183
The Southern Company	220	15,783
XCEL Energy Inc.	63	3,386
		69,718
Information Technology 4.3%
Analog Devices, Inc.	45	8,901
Cisco Systems, Inc.	175	8,734
Intel Corporation	75	3,313
International Business Machines Corporation	25	4,774
Oracle Corporation	50	6,280
Qualcomm Incorporated	24	4,063
Texas Instruments Incorporated	170	29,677
		65,742
Energy 3.8%
Chevron Corporation	160	25,238
Exxon Mobil Corporation	110	12,786
Shell PLC - Class A - ADR	150	10,056
TotalEnergies SE - ADR (a)	150	10,324
		58,404
Health Care 3.6%
AbbVie Inc.	25	4,553
Bristol-Myers Squibb Company	260	14,100
CVS Health Corporation	60	4,786
Johnson & Johnson	100	15,819
Merck & Co., Inc.	35	4,618
Pfizer Inc.	325	9,019
UnitedHealth Group Incorporated	5	2,474
		55,369
Industrials 3.1%
Honeywell International Inc.	23	4,720
Johnson Controls International Public Limited Company	100	6,532
Lockheed Martin Corporation	35	15,920
RTX Corporation	50	4,876
Union Pacific Corporation	40	9,837
United Parcel Service, Inc. - Class B	35	5,202
		47,087
Financials 2.8%
Bank of America Corporation	300	11,376
Citigroup Inc.	75	4,743
Fifth Third Bancorp	75	2,791
JPMorgan Chase & Co.	25	5,007
Morgan Stanley	100	9,416
The Charles Schwab Corporation	50	3,617
Truist Financial Corporation	125	4,873
		41,823
Materials 2.3%
Air Products and Chemicals, Inc.	20	4,845
Albemarle Corporation	25	3,294
Barrick Gold Corporation	100	1,664
International Paper Company	100	3,902
LyondellBasell Industries N.V. - Class A	56	5,728
Newmont Corporation	75	2,669
Rio Tinto PLC - ADR	201	12,794
		34,896
Consumer Staples 2.2%
Coca-Cola Company, The	50	3,059
PepsiCo, Inc.	40	7,000
Philip Morris International Inc.	75	6,871
Procter & Gamble Company, The	50	8,112
Target Corporation	50	8,860
		33,902
Communication Services 0.9%
Comcast Corporation - Class A	110	4,769
Verizon Communications Inc.	200	8,392
		13,161
Consumer Discretionary 0.7%
Home Depot, Inc. , The	12	4,603
Starbucks Corporation	60	5,483
		10,086
Total Common Stocks (cost $386,744)		430,188
GOVERNMENT AND AGENCY OBLIGATIONS 9.0%
U.S. Treasury Note 6.1%
Treasury, United States Department of
4.13%, 08/31/30	20,000	19,875
2.88%, 05/15/32	50,000	45,406
2.75%, 08/15/32	30,000	26,911
		92,192
U.S. Treasury Bond 2.9%
Treasury, United States Department of
3.38%, 08/15/42	33,000	28,504
3.63%, 05/15/53	14,000	12,300
4.13%, 08/15/53	4,000	3,845
		44,649
Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	564	531
Total Government And Agency Obligations (cost $144,258)		137,372
EQUITY LINKED STRUCTURED NOTES 8.8%
Barclays Bank PLC
(Amgen Inc.), 8.00%, 09/20/24 (g)	20	5,403
(Northrop Grumman Corporation), 7.00%, 11/08/24 (g)	10	4,856
(Air Products and Chemicals, Inc.), 8.50%, 03/10/25 (g)	17	3,854
BNP Paribas Issuance B.V.
(Pfizer Inc.), 8.50%, 06/10/24 (b) (g)	145	4,059
(MetLife, Inc.), 9.00%, 10/23/24 (b) (g)	120	8,359
(Bank of America Corporation), 8.50%, 02/26/25 (b) (g)	125	4,438
Citigroup Global Markets Holdings Inc.
(Bank of America Corporation), 8.00%, 08/16/24 (g)	114	3,985
(Intel Corporation), 10.00%, 10/03/24 (g)	160	6,549
Citigroup Inc.
(Exxon Mobil Corporation), 9.00%, 03/12/25 (g)	80	8,809
JPMorgan Chase & Co.
(United Parcel Service, Inc.), 9.00%, 10/22/24 (g)	16	2,334
JPMorgan Chase Bank, National Association
(Comcast Corporation), 8.00%, 09/12/24 (b) (g)	168	7,348
(Alphabet Inc.), 8.00%, 03/28/25 (b) (g)	50	7,242
Merrill Lynch B.V.
(Fifth Third Bancorp), 10.00%, 03/10/25 (b) (g)	120	4,271
Merrill Lynch International & Co. C.V.
(RTX Corporation), 7.50%, 05/08/24 (g)	110	10,861
Merrill Lynch International & Co. C.V. (Dubai Br)
(Morgan Stanley), 10.00%, 06/04/24 (b) (g)	110	9,975
Merrill Lynch SA
(Union Pacific Corporation), 8.00%, 11/05/24 (g)	26	6,015
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 11/12/24 (b) (g)	70	5,918
Royal Bank of Canada
(Amazon.com, Inc.), 10.00%, 04/05/24 (g) (i)	100	11,480
(General Motors Company), 12.00%, 06/18/24 (b) (g)	170	6,331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
UBS AG
(The Charles Schwab Corporation), 10.00%, 07/17/24 (g)	92	5,829
(Apple Inc.), 7.00%, 04/02/25 (g)	29	4,945
Total Equity Linked Structured Notes (cost $126,597)		132,861
PREFERRED STOCKS 0.8%
Materials 0.5%
Albemarle Corporation, 7.25%, 03/01/27 (f)	128	7,552
Utilities 0.3%
NextEra Energy, Inc., 6.93%, 09/01/25 (f)	125	4,866
Total Preferred Stocks (cost $12,081)		12,418
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	3,000	3,030
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,695	2,685
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,695)		5,715
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.8%
JNL Government Money Market Fund - Class SL, 5.29% (j) (k)	42,964	42,964
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.19% (j) (k)	11,912	11,912
Total Short Term Investments (cost $54,876)		54,876
Total Investments 102.1% (cost $1,522,367)		1,550,730
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (2.1)%		(31,449)
Total Net Assets 100.0%		1,519,335

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $375,306 and 24.7% of the Fund.

(c) Non-income producing security.

(d) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	39,422	72,505	100,015	278	—	—	11,912	0.8
JNL Government Money Market Fund, 5.29% - Class SL	34,832	83,939	75,807	449	—	—	42,964	2.8
	74,254	156,444	175,822	727	—	—	54,876	3.6

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Royal Bank of Canada - Amazon.com, Inc., 10.00%, 04/05/24	03/24/23	9,705	11,480	0.8

JNL/Franklin Templeton Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	345	June 2024	38,057	(27)	167
United States Ultra Bond	173	June 2024	21,872	81	446
				54	613

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	777,300	—	777,300
Common Stocks	430,188	—	—	430,188
Government And Agency Obligations	—	137,372	—	137,372
Equity Linked Structured Notes	—	132,861	—	132,861
Preferred Stocks	12,418	—	—	12,418
Non-U.S. Government Agency Asset-Backed Securities	—	5,715	—	5,715
Short Term Investments	54,876	—	—	54,876
	497,482	1,053,248	—	1,550,730
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	613	—	—	613
	613	—	—	613

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 29.3%
Accenture Public Limited Company - Class A	154	53,290
Adobe Inc. (a)	154	77,528
Akamai Technologies, Inc. (a)	171	18,576
Analog Devices, Inc.	48	9,404
Apple Inc.	195	33,517
Applied Materials, Inc.	490	101,131
Broadcom Inc.	60	79,900
Cadence Design Systems, Inc. (a)	125	38,967
CDW Corp.	38	9,651
Cisco Systems, Inc.	1,035	51,639
Corning Incorporated	853	28,100
Fair Isaac Corporation (a)	49	61,252
Fortinet, Inc. (a)	442	30,213
Gartner, Inc. (a)	48	22,685
HP, Inc.	1,522	45,984
Intel Corporation	440	19,437
Intuit Inc.	58	38,020
Jabil Inc.	196	26,204
Juniper Networks, Inc.	1,186	43,963
Keysight Technologies, Inc. (a)	60	9,415
KLA Corporation	126	87,830
Lam Research Corporation	115	112,109
Microsoft Corporation	233	98,051
NetApp, Inc.	1,237	129,860
NVIDIA Corporation	155	139,900
NXP Semiconductors N.V.	42	10,377
Oracle Corporation	285	35,826
Qualcomm Incorporated	400	67,672
Skyworks Solutions, Inc.	422	45,697
TE Connectivity Ltd. (b)	257	37,312
Texas Instruments Incorporated	163	28,420
		1,591,930
Financials 13.1%
AFLAC Incorporated	222	19,094
Ameriprise Financial, Inc.	121	53,099
Arch Capital Group Ltd. (a)	419	38,701
Blackstone Inc. - Class A	148	19,471
Brown & Brown, Inc.	452	39,591
Cboe Global Markets, Inc.	192	35,242
Citizens Financial Group, Inc.	291	10,544
CME Group Inc. - Class A	78	16,854
Comerica Incorporated	558	30,666
Corpay Inc (a)	206	63,651
JPMorgan Chase & Co.	115	22,943
KeyCorp	2,110	33,361
Lincoln National Corporation	343	10,945
Marsh & Mclennan Companies, Inc.	266	54,707
MasterCard Incorporated - Class A	101	48,653
Moody's Corporation	123	48,371
Regions Financial Corporation	505	10,627
Truist Financial Corporation	816	31,822
Visa Inc. - Class A	302	84,378
Zions Bancorporation, National Association	950	41,234
		713,954
Health Care 13.0%
AbbVie Inc.	574	104,530
Amgen Inc.	69	19,670
Biogen Inc. (a)	62	13,411
Cencora, Inc.	200	48,618
Centene Corporation (a)	369	28,942
CVS Health Corporation	764	60,916
Eli Lilly and Company	113	87,896
Humana Inc.	19	6,579
Johnson & Johnson	332	52,507
McKesson Corporation	73	39,007
Medtronic, Inc.	326	28,396
Merck & Co., Inc.	470	62,009
Pfizer Inc.	874	24,255
Steris Public Limited Company	86	19,279
Stryker Corporation	116	41,387
The Cigna Group	91	32,883
Universal Health Services, Inc. - Class B	126	22,929
Zoetis Inc. - Class A	89	15,097
		708,311
Consumer Discretionary 10.3%
Amazon.com, Inc. (a)	224	40,439
AutoZone, Inc. (a)	6	19,988
Best Buy Co., Inc.	459	37,637
Booking Holdings Inc.	16	59,617
D.R. Horton, Inc.	137	22,546
Expedia Group, Inc. (a)	77	10,669
Hasbro, Inc.	365	20,659
Home Depot, Inc. , The	105	40,308
Lennar Corporation - Class A	455	78,261
O'Reilly Automotive, Inc. (a)	53	59,492
PulteGroup, Inc.	667	80,504
Ralph Lauren Corporation - Class A	50	9,382
Starbucks Corporation	174	15,942
Tapestry, Inc.	731	34,706
Whirlpool Corporation	227	27,114
		557,264
Communication Services 7.7%
Alphabet Inc. - Class A (a)	193	29,166
Comcast Corporation - Class A	1,721	74,611
Electronic Arts Inc.	208	27,559
Meta Platforms, Inc. - Class A	147	71,429
Netflix, Inc. (a)	106	64,273
Omnicom Group Inc.	743	71,897
The Interpublic Group of Companies, Inc.	1,447	47,216
Verizon Communications Inc.	709	29,737
		415,888
Industrials 6.6%
3M Company	433	45,952
Automatic Data Processing, Inc.	76	18,957
Broadridge Financial Solutions, Inc.	92	18,954
C.H. Robinson Worldwide, Inc.	196	14,913
Eaton Corporation Public Limited Company	72	22,394
FedEx Corporation	67	19,480
Illinois Tool Works Inc.	138	37,051
Masco Corporation	121	9,547
PACCAR Inc	171	21,166
Pentair Public Limited Company	270	23,037
Snap-on Incorporated	33	9,926
United Parcel Service, Inc. - Class B	170	25,287
United Rentals, Inc.	35	25,162
W.W. Grainger, Inc.	65	65,825
		357,651
Consumer Staples 6.1%
Altria Group, Inc.	2,090	91,174
Archer-Daniels-Midland Company	110	6,938
Bunge Limited	98	10,093
Church & Dwight Co., Inc.	365	38,041
Colgate-Palmolive Company	662	59,578
Costco Wholesale Corporation	25	18,658
Kimberly-Clark Corporation	141	18,192
Mondelez International, Inc. - Class A	232	16,265
Philip Morris International Inc.	101	9,288
The Hershey Company	47	9,231
Walgreens Boots Alliance, Inc.	778	16,882
Walmart Inc.	641	38,584
		332,924
Energy 3.7%
Kinder Morgan, Inc.	1,011	18,540
Marathon Petroleum Corporation	514	103,567
Pioneer Natural Resources Company	37	9,765
Valero Energy Corporation	400	68,217
		200,089
Real Estate 3.4%
Boston Properties, Inc.	290	18,929
CBRE Group, Inc. - Class A (a)	618	60,116
Digital Realty Trust, Inc.	129	18,587
Simon Property Group, Inc.	430	67,232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Welltower Inc.	195	18,249
		183,113
Materials 3.2%
Amcor Pty Ltd	1,908	18,147
CF Industries Holdings, Inc.	782	65,059
International Paper Company	253	9,890
Linde Public Limited Company	43	19,948
Martin Marietta Materials, Inc.	33	20,133
Packaging Corporation of America	103	19,464
The Sherwin-Williams Company	57	19,942
		172,583
Utilities 3.1%
Dominion Energy, Inc.	562	27,621
Pinnacle West Capital Corporation	217	16,210
Public Service Enterprise Group Incorporated	1,264	84,405
The Southern Company	282	20,209
WEC Energy Group Inc.	221	18,114
		166,559
Total Common Stocks (cost $4,644,241)		5,400,266
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	21,404	21,404
Total Short Term Investments (cost $21,404)		21,404
Total Investments 99.9% (cost $4,665,645)		5,421,670
Other Assets and Liabilities, Net 0.1%		3,585
Total Net Assets 100.0%		5,425,255

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	15,329	209,727	203,652	422	—	—	21,404	0.4
JNL Government Money Market Fund, 5.29% - Class SL	7	27,488	27,495	22	—	—	—	—
	15,336	237,215	231,147	444	—	—	21,404	0.4

JNL/Goldman Sachs 4 Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	09/07/23	34,992	37,312	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,400,266	—	—	5,400,266
Short Term Investments	21,404	—	—	21,404
	5,421,670	—	—	5,421,670

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 94.5%
India 33.4%
Adani Energy Solutions Limited (a)	1,031	12,739
Adani Enterprises Limited	794	30,650
Adani Green Energy (UP) Limited (a)	1,175	26,022
Adani Ports and Special Economic Zone Limited	1,487	24,056
Adani Power Limited (a)	2,644	16,968
Ambuja Cements Limited	1,598	11,757
Bharti Airtel Limited	728	10,726
GMR Airports Infrastructure Limited (a)	5,182	5,087
ICICI Bank Limited	1,349	17,759
IDFC First Bank Limited (a)	5,010	4,545
ITC Limited	9,493	48,850
JSW Energy Limited	1,228	7,820
JSW Steel Limited	903	9,011
Macrotech Developers Limited	602	8,242
Max Healthcare Institute Limited	467	4,599
NTPC Limited	3,959	16,010
Patanjali Foods Limited	865	13,882
State Bank of India	2,619	23,678
Sun Pharma Advanced Research Company Limited	963	18,744
		311,145
Brazil 11.6%
Banco BTG Pactual S/A	2,515	18,320
Banco Do Brasil SA	815	9,214
Centrais Eletricas Brasileiras S/A	2,123	17,635
Companhia Paranaense De Energia	1,553	2,654
MercadoLibre, Inc. (a)	19	28,927
Petroleo Brasileiro S/A Petrobras. - ADR	2,035	30,955
		107,705
United States of America 11.0%
Broadcom Inc.	21	27,619
NVIDIA Corporation	83	75,323
		102,942
Taiwan 8.7%
Taiwan Semiconductor Manufacturing Company Limited - ADR	140	19,050
Taiwan Semiconductor Manufacturing Company Limited	2,581	62,194
		81,244
Indonesia 4.5%
PT Bank Mandiri (Persero) Tbk.	46,292	21,192
PT. Bank Central Asia Tbk	33,173	21,090
		42,282
South Korea 4.4%
KIA Corporation	58	4,833
Samsung Electronics Co Ltd	597	35,912
		40,745
China 4.3%
China Shenhua Energy Company Limited - Class H	3,978	15,657
PetroChina Company Limited - Class H	21,511	18,444
Zijin Mining Group Co., Ltd. - Class A	2,605	5,815
		39,916
Netherlands 3.9%
ASML Holding N.V.	37	36,164
Saudi Arabia 3.1%
Al Rajhi Banking and Investment Corporation	364	8,057
BUPA Arabia for Cooperative Insurance Company	105	7,375
Saudi Arabian Oil Company (b)	1,273	10,436
The Company For Cooperative Insurance	64	2,775
		28,643
France 2.7%
TotalEnergies SE	362	24,906
Turkey 2.1%
Akbank Turk Anonim Sirketi - Class A	1,223	1,777
KOC Holding Anonim Sirketi - Class A	685	4,322
Turk Hava Yollari A.O. - Class A (a)	989	9,130
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	871	4,783
		20,012
Mexico 2.1%
Grupo Financiero Banorte, S.A.B. de C.V.	1,803	19,204
United Arab Emirates 1.4%
Adnoc Logistics & Services PLC	478	526
International Holdings Limited (a)	114	12,437
		12,963
Kazakhstan 0.8%
Joint Stock Company Kaspi.Kz - ADR (b)	56	7,165
Colombia 0.4%
Ecopetrol S.A. - ADR (c)	288	3,415
Greece 0.1%
National Bank of Greece SA - Class R (a)	189	1,482
Russian Federation 0.0%
Polymetal International PLC (a) (b) (d)	85	—
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (b) (d)	75	—
Total Common Stocks (cost $690,739)		879,933
PREFERRED STOCKS 5.4%
Brazil 5.4%
ITAU Unibanco Holding SA (e)	3,458	23,956
Petroleo Brasileiro S/A Petrobras. (e)	3,533	26,415
Total Preferred Stocks (cost $36,222)		50,371
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.19% (f) (g)	14,805	14,805
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (f) (g)	2,935	2,935
Total Short Term Investments (cost $17,740)		17,740
Total Investments 101.8% (cost $744,701)		948,044
Other Assets and Liabilities, Net (1.8)%		(16,714)
Total Net Assets 100.0%		931,330

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	15,482	90,211	90,888	224	—	—	14,805	1.6
JNL Government Money Market Fund, 5.29% - Class SL	510	22,349	19,924	32	—	—	2,935	0.3
	15,992	112,560	110,812	256	—	—	17,740	1.9

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	5,124	7,165	0.8
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	02/25/21	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—
Public Joint Stock Company Polyus	06/10/20	6,921	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	10/07/20	1,642	—	—
Saudi Arabian Oil Company	08/10/23	11,637	10,436	1.1
		75,310	17,601	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	240,277	639,656	—	879,933
Preferred Stocks	50,371	—	—	50,371
Short Term Investments	17,740	—	—	17,740
	308,388	639,656	—	948,044

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 94.5%
United States of America 50.1%
Agilent Technologies, Inc.	85	12,412
Alphabet Inc. - Class A (a)	171	25,782
Amazon.com, Inc. (a)	72	13,023
American International Group, Inc.	254	19,838
Bank of America Corporation	648	24,584
BlackRock, Inc.	22	18,704
Capital One Financial Corporation	156	23,272
Centene Corporation (a)	209	16,434
Cisco Systems, Inc.	222	11,090
ConocoPhillips	124	15,745
Danaher Corporation	45	11,237
Deere & Company	22	9,077
Fiserv, Inc. (a)	170	27,201
Former Charter Communications Parent, Inc. - Class A (a)	74	21,400
General Motors Company	323	14,633
Intercontinental Exchange, Inc.	153	20,986
IQVIA Holdings Inc (a)	114	28,880
Phillips 66	76	12,365
Salesforce, Inc.	27	8,192
The Kroger Co.	327	18,659
Warner Bros. Discovery, Inc. - Series A (a)	395	3,447
		356,961
Germany 14.3%
Allianz SE	51	15,429
Bayer Aktiengesellschaft - Class N	793	24,310
Daimler Truck Holding AG	262	13,265
Fresenius SE & Co. KGaA	683	18,432
Mercedes-Benz Group AG - Class N	342	27,269
SAP SE	19	3,594
		102,299
France 10.4%
BNP Paribas	433	30,790
Capgemini	27	6,231
Danone	146	9,402
Kering	49	19,383
Worldline (a) (b)	676	8,375
		74,181
United Kingdom 6.8%
CNH Industrial N.V.	2,071	26,842
Reckitt Benckiser Group PLC	124	7,037
WPP 2012 Limited	1,518	14,377
		48,256
Switzerland 6.2%
Glencore PLC	2,274	12,491
Holcim AG	58	5,261
Julius Bar Gruppe AG - Class N	349	20,145
Novartis AG - Class N	63	6,070
		43,967
Netherlands 2.7%
Prosus N.V. - Class N	616	19,341
South Korea 1.6%
NAVER Corporation	82	11,328
China 1.4%
Alibaba Group Holding Limited (b)	1,123	10,152
Denmark 1.0%
DSV A/S	43	7,007
Total Common Stocks (cost $590,576)		673,492
PREFERRED STOCKS 2.8%
South Korea 1.7%
Samsung Electronics Co Ltd, 1.00% (c)	248	12,384
Switzerland 1.1%
Roche Holding AG	29	7,411
Total Preferred Stocks (cost $19,352)		19,795
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	11,231	11,231
Total Short Term Investments (cost $11,231)		11,231
Total Investments 98.9% (cost $621,159)		704,518
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 1.1%		8,142
Total Net Assets 100.0%		712,661

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	19,944	71,582	80,295	195	—	—	11,231	1.6

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	12/24/21	12,404	10,152	1.4
Worldline	11/01/21	31,785	8,375	1.2
		44,189	18,527	2.6

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	SSB	04/02/24	EUR	(181)	(196)	1
USD/EUR	SSB	04/03/24	EUR	(348)	(375)	—
					(571)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	356,961	—	—	356,961
Germany	—	102,299	—	102,299
France	—	74,181	—	74,181
United Kingdom	26,842	21,414	—	48,256
Switzerland	—	43,967	—	43,967
Netherlands	—	19,341	—	19,341
South Korea	—	11,328	—	11,328
China	—	10,152	—	10,152
Denmark	—	7,007	—	7,007
Preferred Stocks	—	19,795	—	19,795
Short Term Investments	11,231	—	—	11,231
	395,034	309,484	—	704,518
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.9%
Real Estate 98.9%
Agree Realty Corporation	98	5,587
Alexandria Real Estate Equities, Inc.	8	1,027
American Homes 4 Rent - Class A	152	5,602
American Tower Corporation	40	7,863
AvalonBay Communities, Inc.	15	2,727
Centerspace	31	1,792
Cousins Properties Incorporated	182	4,385
Crown Castle Inc.	96	10,219
CTO Realty Growth, Inc.	124	2,096
Digital Realty Trust, Inc.	30	4,392
EastGroup Properties, Inc.	32	5,759
Equinix, Inc.	13	10,417
Essential Properties Realty Trust, Inc.	157	4,184
Essex Property Trust, Inc.	26	6,323
Extra Space Storage Inc.	65	9,513
Healthpeak OP, LLC	271	5,083
Independence Realty Trust, Inc.	137	2,205
Iron Mountain Incorporated	127	10,228
Kimco Realty OP, LLC	286	5,603
Kite Realty Naperville, LLC	197	4,262
Lamar Advertising Company - Class A	49	5,881
Medical Properties Trust, Inc. (a)	129	607
Mid-America Apartment Communities, Inc.	45	5,912
NNN REIT, Inc.	125	5,324
Park Hotels & Resorts Inc.	94	1,652
ProLogis Inc.	125	16,260
Public Storage Operating Company	15	4,405
Ryman Hospitality Properties, Inc.	44	5,108
SBA Communications Corporation - Class A	38	8,281
Simon Property Group, Inc.	46	7,213
SL Green Realty Corp. (a)	58	3,185
STAG Industrial, Inc.	147	5,658
Sun Communities, Inc.	36	4,616
Ventas, Inc.	28	1,218
VICI Properties Inc.	100	2,970
Welltower Inc.	146	13,658
Weyerhaeuser Company	72	2,575
Total Common Stocks (cost $196,558)		203,790
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	1,318	1,318
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (b) (c)	830	830
Total Short Term Investments (cost $2,148)		2,148
Total Investments 100.0% (cost $198,706)		205,938
Other Assets and Liabilities, Net 0.0%		45
Total Net Assets 100.0%		205,983

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Heitman U.S. Focused Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,067	14,199	15,948	23	—	—	1,318	0.6
JNL Government Money Market Fund, 5.29% - Class SL	235	5,726	5,131	3	—	—	830	0.4
	3,302	19,925	21,079	26	—	—	2,148	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	203,790	—	—	203,790
Short Term Investments	2,148	—	—	2,148
	205,938	—	—	205,938

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.5%
Financials 18.6%
American Express Company	56	12,678
American International Group, Inc.	272	21,291
CME Group Inc. - Class A	54	11,582
Fifth Third Bancorp	183	6,803
JPMorgan Chase & Co.	170	34,115
Morgan Stanley	253	23,853
The Charles Schwab Corporation	186	13,444
The Hartford Financial Services Group, Inc.	125	12,894
The PNC Financial Services Group, Inc.	120	19,434
Visa Inc. - Class A	66	18,547
Wells Fargo & Company	426	24,675
		199,316
Health Care 13.9%
AstraZeneca PLC	94	12,579
Becton, Dickinson and Company	86	21,260
CVS Health Corporation	153	12,178
Johnson & Johnson	155	24,560
Lonza Group AG	10	5,993
Merck & Co., Inc.	205	27,085
Stryker Corporation	29	10,253
UnitedHealth Group Incorporated	36	18,057
Zimmer Biomet Holdings, Inc.	126	16,602
		148,567
Industrials 13.6%
ABB Ltd - Class N	204	9,444
Automatic Data Processing, Inc.	40	10,104
Carlisle Companies Incorporated	11	4,300
Caterpillar Inc.	30	11,116
Emerson Electric Co.	85	9,596
Fortune Brands Innovations, Inc.	14	1,221
General Electric Company	101	17,745
Hubbell Incorporated	25	10,206
Johnson Controls International Public Limited Company	184	11,990
Northrop Grumman Corporation	25	11,792
Parker-Hannifin Corporation	31	17,268
Union Pacific Corporation	75	18,427
United Parcel Service, Inc. - Class B	83	12,304
		145,513
Consumer Staples 10.7%
Colgate-Palmolive Company	226	20,375
Constellation Brands, Inc. - Class A	40	10,808
L'Oreal	12	5,848
Nestle S.A. - Class N	123	13,067
Philip Morris International Inc.	243	22,288
Sysco Corporation	146	11,834
Walmart Inc.	512	30,816
		115,036
Information Technology 10.3%
Accenture Public Limited Company - Class A	34	11,928
Analog Devices, Inc.	108	21,440
Broadcom Inc.	5	6,237
Dell Technologies Inc. - Class C	88	10,036
Intuit Inc.	17	10,754
Lam Research Corporation	11	10,245
Microsoft Corporation	59	24,729
TE Connectivity Ltd. (a)	104	15,043
		110,412
Consumer Discretionary 7.0%
Compagnie Financiere Richemont SA	53	8,119
Darden Restaurants, Inc.	34	5,772
LKQ Corporation	119	6,342
Lowe`s Companies, Inc.	65	16,684
McDonald's Corporation	64	18,023
Starbucks Corporation	123	11,278
TJX Companies, Inc., The	83	8,379
		74,597
Energy 6.8%
Cheniere Energy, Inc.	39	6,344
Chevron Corporation	194	30,611
ConocoPhillips	170	21,588
Marathon Oil Corporation	509	14,427
		72,970
Utilities 5.7%
Ameren Corporation	91	6,699
American Electric Power Company, Inc.	121	10,391
Entergy Corporation	140	14,760
PPL Corporation	446	12,281
Public Service Enterprise Group Incorporated	116	7,761
WEC Energy Group Inc.	105	8,585
		60,477
Materials 4.1%
CRH Public Limited Company	209	18,055
DuPont de Nemours, Inc.	172	13,215
PPG Industries, Inc.	86	12,531
		43,801
Communication Services 3.7%
Deutsche Telekom AG - Class N	464	11,268
Electronic Arts Inc.	59	7,877
Walt Disney Company, The	167	20,476
		39,621
Real Estate 3.1%
Mid-America Apartment Communities, Inc.	50	6,563
ProLogis Inc.	124	16,102
Weyerhaeuser Company	285	10,237
		32,902
Total Common Stocks (cost $845,693)		1,043,212
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	19,147	19,147
Total Short Term Investments (cost $19,147)		19,147
Total Investments 99.3% (cost $864,840)		1,062,359
Other Assets and Liabilities, Net 0.7%		7,860
Total Net Assets 100.0%		1,070,219

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	36,292	51,452	68,597	399	—	—	19,147	1.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	14,347	15,043	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	976,894	66,318	—	1,043,212
Short Term Investments	19,147	—	—	19,147
	996,041	66,318	—	1,062,359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 100.4%
United States of America 54.4%
Adobe Inc. (a)	115	57,894
Alphabet Inc. - Class A (a)	1,299	196,130
Amazon.com, Inc. (a)	140	25,311
Analog Devices, Inc.	411	81,322
Avantor, Inc. (a)	276	7,058
Boston Scientific Corporation (a)	106	7,275
Charles River Laboratories International, Inc. (a)	26	7,036
Danaher Corporation	34	8,434
Ecolab Inc.	32	7,498
Edwards Lifesciences Corporation (a)	54	5,141
Equifax Inc.	111	29,808
Former Charter Communications Parent, Inc. - Class A (a)	7	1,991
IDEXX Laboratories, Inc. (a)	14	7,437
Illumina, Inc. (a)	57	7,824
Intuit Inc.	125	81,426
Intuitive Surgical, Inc. (a)	50	20,063
IQVIA Holdings Inc (a)	77	19,462
Lam Research Corporation	9	8,246
Marriott International, Inc. - Class A	65	16,429
Marvell Technology, Inc.	462	32,760
Meta Platforms, Inc. - Class A	321	155,746
Microsoft Corporation	94	39,355
Netflix, Inc. (a)	16	9,964
NVIDIA Corporation	49	44,079
Phathom Pharmaceuticals, Inc. (a) (b)	332	3,521
S&P Global Inc.	153	64,980
Thermo Fisher Scientific Inc.	5	2,638
Universal Music Group N.V.	161	4,839
Veralto Corporation	11	998
Visa Inc. - Class A	152	42,373
		997,038
France 11.5%
Airbus SE	505	93,116
Dassault Systemes	171	7,541
EssilorLuxottica	67	15,215
Kering	41	16,338
LVMH Moet Hennessy Louis Vuitton	85	76,493
Pernod Ricard	12	1,942
		210,645
India 7.2%
DLF Limited	9,243	99,632
HDFC Bank Limited	415	7,225
ICICI Bank Limited - ADR	965	25,485
		132,342
Denmark 4.9%
Novo Nordisk A/S - Class B	702	90,285
Sweden 4.6%
Assa Abloy AB - Class B	1,192	34,214
Atlas Copco Aktiebolag - Class A	2,954	49,835
		84,049
Japan 4.5%
Hoya Corporation	66	8,264
Keyence Corporation	101	46,710
Murata Manufacturing Co., Ltd. (b)	217	4,090
TDK Corporation	463	22,743
		81,807
Germany 3.6%
Allianz SE	34	10,324
SAP SE	286	55,480
		65,804
China 2.4%
JD.com, Inc. - Class A - ADR	1,246	34,136
Tencent Holdings Limited	223	8,690
Yum China Holdings, Inc.	26	1,020
		43,846
Netherlands 1.9%
ASML Holding N.V.	30	28,858
BE Semiconductor Industries N.V.	35	5,429
		34,287
Israel 1.4%
Nice Ltd - ADR (a) (b)	100	26,081
Spain 1.2%
Amadeus IT Holding, S.A. (c)	330	21,167
Italy 1.1%
Brunello Cucinelli S.p.A.	148	16,910
Ferrari N.V.	8	3,343
		20,253
Switzerland 0.8%
Lonza Group AG	25	14,892
Canada 0.6%
Canadian Pacific Kansas City Limited	130	11,472
Ireland 0.3%
Linde Public Limited Company	12	5,692
Total Common Stocks (cost $934,118)		1,839,660
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	7,992	7,992
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	7,292	7,292
Total Short Term Investments (cost $15,284)		15,284
Total Investments 101.2% (cost $949,402)		1,854,944
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.2)%		(21,931)
Total Net Assets 100.0%		1,833,015

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	8,502	82,690	83,900	91	—	—	7,292	0.4
JNL Government Money Market Fund, 5.29% - Class SL	241	15,035	7,284	2	—	—	7,992	0.4
	8,743	97,725	91,184	93	—	—	15,284	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/20/22	18,271	21,167	1.2

JNL/Invesco Global Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BOA	04/02/24	EUR	(651)	(702)	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	992,199	4,839	—	997,038
France	—	210,645	—	210,645
India	25,485	106,857	—	132,342
Denmark	—	90,285	—	90,285
Sweden	—	84,049	—	84,049
Japan	—	81,807	—	81,807
Germany	—	65,804	—	65,804
China	35,156	8,690	—	43,846
Netherlands	—	34,287	—	34,287
Israel	26,081	—	—	26,081
Spain	—	21,167	—	21,167
Italy	—	20,253	—	20,253
Switzerland	—	14,892	—	14,892
Canada	11,472	—	—	11,472
Ireland	5,692	—	—	5,692
Short Term Investments	15,284	—	—	15,284
	1,111,369	743,575	—	1,854,944
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	2	—	2
	—	2	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 24.4%
Allegro Microsystems Inc. (a)	411	11,072
Altair Engineering Inc. - Class A (a)	248	21,342
Blackline, Inc. (a)	190	12,278
CCC Intelligent Solutions Holdings Inc. (a)	1,406	16,817
Clearwater Analytics Holdings, Inc. - Class A (a)	557	9,850
Coherent Corp. (a)	184	11,132
Credo Technology Group Holding Ltd (a)	492	10,429
CyberArk Software Ltd. (a)	93	24,576
DigitalOcean Holdings, Inc. (a)	329	12,552
DoubleVerify Holdings, Inc. (a)	468	16,443
Fabrinet (a)	60	11,411
Freshworks, Inc. - Class A (a)	551	10,041
Gitlab Inc. - Class A (a)	278	16,205
Globant S.A. (a)	76	15,409
Guidewire Software, Inc. (a)	227	26,537
Informatica Inc. - Class A (a)	445	15,582
JFROG Ltd (a)	414	18,317
Lattice Semiconductor Corporation (a)	276	21,574
Littelfuse, Inc.	50	12,034
MACOM Technology Solutions Holdings, Inc. (a)	147	14,028
Manhattan Associates, Inc. (a)	54	13,534
Novanta Inc. (a)	80	13,892
Onto Innovation Inc. (a)	115	20,820
Power Integrations, Inc.	161	11,530
Procore Technologies, Inc. (a)	123	10,090
Q2 Holdings, Inc. (a)	197	10,371
Silicon Laboratories Inc. (a)	97	13,975
Synaptics Incorporated (a)	121	11,805
The Descartes Systems Group Inc. (a)	154	14,136
Varonis Systems, Inc. (a)	315	14,845
Veeco Instruments Inc. (a)	277	9,753
		452,380
Industrials 23.1%
AAON, Inc.	229	20,200
AECOM	131	12,861
Applied Industrial Technologies, Inc.	37	7,277
ASGN Incorporated (a)	159	16,603
Atkore Inc.	81	15,413
BWXT Government Group, Inc.	152	15,614
Clean Harbors, Inc. (a)	105	21,168
Comfort Systems USA, Inc.	38	12,086
Construction Partners, Inc. - Class A (a)	408	22,882
Enpro Inc.	93	15,751
Federal Signal Corporation	199	16,880
GXO Logistics Inc. (a)	290	15,573
KBR, Inc.	224	14,272
Moog Inc. - Class A	75	12,017
MYR Group Inc. (a)	92	16,286
Nordson Corporation	62	17,051
Nvent Electric Public Limited Company	286	21,536
Parsons Corporation (a)	214	17,770
RBC Bearings Incorporated (a)	60	16,104
Saia, Inc. (a)	52	30,364
Simpson Manufacturing Co., Inc.	77	15,826
SiteOne Landscape Supply, Inc. (a)	98	17,144
Terex Corporation	218	14,006
The AZEK Company Inc. - Class A (a)	562	28,248
Vm Consolidated, Inc. - Class A (a)	586	14,621
		427,553
Health Care 19.5%
Acadia Healthcare Company, Inc. (a)	240	19,038
Apellis Pharmaceuticals, Inc. (a)	170	9,979
Ascendis Pharma A/S - ADR (a)	92	13,914
Bio-Techne Corporation	177	12,456
Blueprint Medicines Corporation (a)	100	9,478
Canticle Pharmaceuticals, Inc. (a)	19	5,047
Cytokinetics, Incorporated (a)	167	11,731
Glaukos Corporation (a)	257	24,200
Halozyme Therapeutics, Inc. (a)	340	13,830
HealthEquity, Inc. (a)	163	13,314
Intra-Cellular Therapies, Inc. (a)	200	13,868
Irhythm Technologies, Inc. (a)	104	12,060
Lantheus Holdings, Inc. (a)	185	11,502
Merit Medical Systems, Inc. (a)	173	13,088
Natera, Inc. (a)	446	40,827
Option Care Health, Inc. (a)	389	13,042
Prestige Consumer Healthcare Inc. (a)	233	16,939
Repligen Corporation (a)	92	16,911
Shockwave Medical, Inc. (a)	58	18,848
Tenet Healthcare Corporation (a)	181	19,069
TransMedics Group, Inc. (a) (b)	162	11,979
Twist Bioscience Corporation (a)	231	7,923
Vaxcyte, Inc. (a)	156	10,647
Viking Therapeutics, Inc. (a)	140	11,498
Xenon Pharmaceuticals Inc. (a)	229	9,878
		361,066
Consumer Discretionary 13.0%
Academy Sports & Outdoors, Inc.	228	15,428
Bright Horizons Family Solutions, Inc. (a)	135	15,293
Cavco Industries, Inc. (a)	45	17,926
Installed Building Products, Inc.	86	22,257
M/I Homes, Inc. (a)	73	9,952
Modine Manufacturing Company (a)	148	14,107
Murphy USA Inc.	31	12,871
Ollie's Bargain Outlet Holdings, Inc. (a)	150	11,953
On Holding AG - Class A (a)	302	10,687
RH (a)	44	15,298
Shake Shack, Inc. - Class A (a)	198	20,546
Stride, Inc. (a)	260	16,413
Texas Roadhouse, Inc. - Class A	105	16,143
Wingstop Inc.	81	29,487
Wyndham Hotels & Resorts, Inc.	153	11,770
		240,131
Financials 5.8%
Jefferies Financial Group Inc.	334	14,711
Kinsale Capital Group, Inc.	41	21,580
PennyMac Financial Services, Inc.	136	12,397
Pinnacle Financial Partners, Inc.	146	12,506
Shift4 Payments, LLC - Class A (a) (b)	190	12,529
TMX Group Limited	825	21,749
Western Alliance Bancorporation	191	12,278
		107,750
Consumer Staples 4.6%
e.l.f. Beauty, Inc. (a)	94	18,350
Freshpet, Inc. (a)	124	14,413
Grocery Outlet Holding Corp. (a)	266	7,641
Performance Food Group Company (a)	217	16,216
Post Holdings, Inc. (a)	171	18,213
The Simply Good Foods Company (a)	288	9,793
		84,626
Energy 4.3%
ChampionX Corporation	434	15,587
Chord Energy Corporation	61	10,898
Matador Resources Company	179	11,974
Permian Resources Corporation - Class A	746	13,170
Range Resources Corporation	273	9,404
TechnipFMC PLC	595	14,938
Weatherford International Public Limited Company (a)	41	4,781
		80,752
Materials 2.9%
Eagle Materials Inc.	78	21,288
Element Solutions Inc.	803	20,053
Quaker Chemical Corporation	60	12,277
		53,618
Real Estate 1.4%
EastGroup Properties, Inc.	69	12,422
Terreno Realty Corporation	206	13,680
		26,102
Total Common Stocks (cost $1,393,598)		1,833,978

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	18,337	18,337
Total Short Term Investments (cost $18,337)		18,337
Total Investments 100.0% (cost $1,411,935)		1,852,315
Other Assets and Liabilities, Net (0.0)%		(95)
Total Net Assets 100.0%		1,852,220

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	59,537	75,579	116,779	258	—	—	18,337	1.0
JNL Government Money Market Fund, 5.29% - Class SL	—	6,204	6,204	6	—	—	—	—
	59,537	81,783	122,983	264	—	—	18,337	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,833,978	—	—	1,833,978
Short Term Investments	18,337	—	—	18,337
	1,852,315	—	—	1,852,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 51.9%
United States of America 32.1%
AbbVie Inc. (a)	26	4,795
Advanced Micro Devices, Inc. (b)	15	2,654
Air Lease Corporation - Class A	8	409
Albertsons Companies, Inc. - Class A	4	92
Alcoa Corporation	3	104
Align Technology, Inc. (b)	1	163
Alnylam Pharmaceuticals, Inc. (b)	1	143
Alphabet Inc. - Class C (b)	11	1,697
Amazon.com, Inc. (b)	121	21,683
American Airlines, Inc. (b)	7	104
American Express Company (a)	1	168
American Homes 4 Rent - Class A	3	122
AMETEK, Inc.	2	436
Analog Devices, Inc.	26	5,184
Apple Hospitality REIT, Inc.	4	69
Apple Inc. (a)	94	16,107
Arch Capital Group Ltd. (b)	1	65
Archer-Daniels-Midland Company	2	112
Arista Networks, Inc. (b)	1	295
AutoZone, Inc. (b)	1	2,723
Axalta Coating Systems Ltd. (b)	3	110
Baker Hughes Company - Class A	3	112
Bank of America Corporation	152	5,766
Bath & Body Works, Inc.	2	116
Baxter International Inc.	2	75
Berkshire Hathaway Inc. - Class B (a) (b)	3	1,264
Best Buy Co., Inc.	1	77
Biogen Inc. (b)	—	61
BioMarin Pharmaceutical Inc. (b)	1	91
BJ's Wholesale Club Holdings, Inc. (b)	2	185
Blackstone Inc. - Class A	4	562
Block, Inc. - Class A (b)	1	110
Boeing Company, The (b)	1	239
Booking Holdings Inc.	—	562
Booz Allen Hamilton Holding Corporation - Class A	2	342
Boston Scientific Corporation (b)	20	1,390
Bristol-Myers Squibb Company (a)	12	627
Brixmor Property Group Inc.	5	120
Broadcom Inc.	1	1,186
Cadence Design Systems, Inc. (b)	1	273
Capital One Financial Corporation	3	439
Capri Holdings Limited (b)	2	75
Cardinal Health, Inc.	3	351
Carlisle Companies Incorporated	—	156
Carrier Global Corporation	4	229
Carter's, Inc.	1	100
CBRE Group, Inc. - Class A (b)	1	85
CDW Corp.	—	72
Cencora, Inc.	1	231
Chevron Corporation (a)	31	4,819
Chubb Limited	—	123
Cisco Systems, Inc.	1	70
Citigroup Inc.	10	606
Citizens Financial Group, Inc.	3	123
CME Group Inc. - Class A	44	9,383
CMS Energy Corporation	2	120
CNA Financial Corporation	2	82
Coca-Cola Company, The	87	5,330
Columbia Sportswear Company	1	44
Confluent, Inc. - Class A (b)	8	240
ConocoPhillips	17	2,216
Constellation Brands, Inc. - Class A	1	226
Copart, Inc. (b)	8	477
Corpay Inc (b)	1	169
Coterra Energy Inc.	3	79
CrowdStrike Holdings, Inc. - Class A (b)	1	392
CSX Corporation	7	272
CVS Health Corporation	6	448
CWT Travel Group Incorporated (b)	1	4
Deere & Company	15	6,223
Delta Air Lines, Inc.	4	171
Dick's Sporting Goods, Inc.	1	128
Digital Realty Trust, Inc.	9	1,248
Dollar Tree, Inc. (b)	1	152
Dominion Energy, Inc.	29	1,437
Doordash, Inc. - Class A (b)	3	374
Dover Corporation	1	168
Dow Inc.	35	2,038
DTE Energy Company	—	50
e.l.f. Beauty, Inc. (b)	1	220
EastGroup Properties, Inc.	—	34
Eaton Corporation Public Limited Company	—	89
Edison International	1	92
El Paso Electric Company (b) (c)	1	9
Eli Lilly and Company	1	1,137
Emerson Electric Co.	3	288
Endeavor Group Holdings, Inc. - Class A	10	249
Energizer Holdings, Inc.	2	67
Entegris, Inc.	3	428
Entergy Corporation	3	290
EOG Resources, Inc.	24	3,061
Equity Residential	2	151
Exact Sciences Corporation (b)	4	292
ExlService Holdings, Inc. (b)	10	332
Expedia Group, Inc. (b)	1	97
Exxon Mobil Corporation	59	6,795
Federal Realty Investment Trust	1	110
FedEx Corporation	2	477
Ferguson Holdings Limited	7	1,462
Fidelity National Information Services, Inc.	23	1,704
Fifth Third Bancorp	10	378
First Citizens BancShares, Inc. - Class A	—	168
Fiserv, Inc. (b)	13	2,061
FMC Corporation	4	229
Fortune Brands Innovations, Inc.	2	144
Freeport-McMoRan Inc.	4	197
Garmin Ltd.	2	253
General Dynamics Corporation	1	157
General Electric Company	—	65
Graphic Packaging Holding Company	10	278
HCA Healthcare, Inc.	1	209
Henry Schein, Inc. (b)	2	135
Hilton Worldwide Holdings Inc.	25	5,204
Home Depot, Inc. , The	—	90
Honeywell International Inc.	24	4,861
Howmet Aerospace Inc.	1	97
Hubbell Incorporated	1	310
HubSpot, Inc. (b)	1	352
Humana Inc.	—	150
IAC Inc. (b)	2	117
Illumina, Inc. (b)	—	57
Ingersoll Rand Inc.	5	443
Interactive Brokers Group, Inc. - Class A	3	309
International Business Machines Corporation	1	104
Intuit Inc.	1	748
Intuitive Surgical, Inc. (b)	1	531
ITT Inc.	3	344
J.B. Hunt Transport Services, Inc.	2	311
Jabil Inc.	1	189
James Hardie Industries Public Limited Company - CHESS	1	21
Johnson & Johnson	25	4,019
K.K.R. Co., Inc. - Class A	2	226
Kenvue Inc.	4	96
Keurig Dr Pepper Inc.	6	184
Kimco Realty OP, LLC	7	128
Kinder Morgan, Inc.	10	181
Knight-Swift Transportation Holdings Inc. - Class A	2	95
Kontoor Brands, Inc.	3	193
Kraft Foods Group, Inc.	4	139
L3Harris Technologies, Inc.	—	51
Laboratory Corporation of America Holdings	1	128
Lam Research Corporation	1	625
Lamar Advertising Company - Class A	1	131
Lamb Weston Holdings, Inc.	2	199
Legacy Vulcan Corp.	—	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Liberty Broadband Corporation - Series C (b)	1	57
Liberty Media Corporation - Series C (b)	5	140
Liberty Media Corporation - Series C (b)	1	59
Linde Public Limited Company	3	1,204
Loews Corporation (a)	4	323
Lowe`s Companies, Inc.	3	758
M&T Bank Corporation	2	343
Marathon Petroleum Corporation	1	111
Martin Marietta Materials, Inc.	—	206
Masco Corporation	2	130
MasterCard Incorporated - Class A (a)	27	12,839
McDonald's Corporation	20	5,706
McKesson Corporation	—	256
Media Group Holdings LLC (c) (d) (e)	3,345	—
Merck & Co., Inc.	1	137
Meta Platforms, Inc. - Class A	25	12,062
MetLife, Inc.	4	309
Mettler-Toledo International Inc. (b)	—	117
MGIC Investment Corporation	6	127
Microchip Technology Incorporated	2	163
Microsoft Corporation (a)	69	29,340
Mid-America Apartment Communities, Inc.	1	186
Mohawk Industries, Inc. (b)	3	391
Mondelez International, Inc. - Class A	28	1,946
MongoDB, Inc. - Class A (b)	1	192
Moody's Corporation	1	433
Morgan Stanley	7	627
Murphy USA Inc.	—	89
Natera, Inc. (b)	4	327
Netflix, Inc. (b)	1	588
Newell Brands Inc.	7	53
Nexstar Media Group, Inc. - Class A	1	91
NextEra Energy, Inc.	58	3,701
Northern Trust Corporation	2	138
Northrop Grumman Corporation	—	80
NVIDIA Corporation	21	19,186
Oracle Corporation	3	340
O'Reilly Automotive, Inc. (b)	2	2,017
Packaging Corporation of America	1	180
Palo Alto Networks, Inc. (b)	2	494
Performance Food Group Company (b)	4	287
PG&E Corporation	8	128
Philip Morris International Inc.	4	357
Phillips 66	1	221
Pioneer Natural Resources Company	1	216
Pool Corporation	—	155
Post Holdings, Inc. (b)	1	143
Procter & Gamble Company, The (a)	1	194
ProLogis Inc.	48	6,212
Public Service Enterprise Group Incorporated	42	2,761
Public Storage Operating Company	1	206
Quanta Services, Inc.	2	509
Quest Diagnostics Incorporated	—	46
Ralph Lauren Corporation - Class A	—	62
Raymond James Financial, Inc.	3	376
Rayonier Inc.	2	77
Regal Rexnord Corporation	1	109
Regency Centers Corporation	2	118
Regeneron Pharmaceuticals, Inc. (b)	7	6,411
Regions Financial Corporation	8	159
Rockwell Automation, Inc.	—	88
Ross Stores, Inc.	14	2,167
Royal Caribbean Cruises Ltd. (b)	1	156
Royalty Pharma PLC - Class A	6	178
RTX Corporation	2	171
Saia, Inc. (b)	—	233
Salesforce, Inc.	16	4,747
Seagate Technology Holdings Public Limited Company	3	281
Silgan Holdings Inc.	7	350
Snowflake Inc. - Class A (b)	2	252
State Street Corporation	2	164
Steel Dynamics, Inc.	1	74
Stryker Corporation	6	2,123
Synopsys, Inc. (b)	1	330
Take-Two Interactive Software, Inc. (b)	3	376
TD SYNNEX Corporation	1	124
TechnipFMC PLC	19	483
Tesla Inc. (b)	3	445
Texas Instruments Incorporated	2	397
Texas Roadhouse, Inc. - Class A	—	72
The AES Corporation	3	49
The Charles Schwab Corporation (a)	24	1,714
The Chemours Company	11	285
The Cigna Group	—	122
The Cooper Companies, Inc.	3	282
The Middleby Corporation (b)	—	63
The PNC Financial Services Group, Inc. (a)	1	187
The Progressive Corporation	27	5,436
The Southern Company	46	3,275
The Timken Company	1	82
The Trade Desk, Inc. - Class A (b)	4	363
The Travelers Companies, Inc.	2	558
The Williams Companies, Inc.	5	194
Thermo Fisher Scientific Inc.	1	596
TJX Companies, Inc., The	26	2,595
T-Mobile USA, Inc.	1	80
Toll Brothers, Inc.	1	189
Trane Technologies Public Limited Company	3	770
Truist Financial Corporation	14	541
Uber Technologies, Inc. (b)	73	5,642
Union Pacific Corporation	1	154
United Parcel Service, Inc. - Class B	—	59
UnitedHealth Group Incorporated (a)	23	11,648
Universal Music Group N.V.	1	35
Ventas, Inc.	5	224
Verizon Communications Inc.	6	244
Vertex Pharmaceuticals Incorporated (b)	—	112
W. R. Berkley Corporation	1	95
Walmart Inc.	5	317
Warner Bros. Discovery, Inc. - Series A (b)	18	161
Wells Fargo & Company (a)	49	2,832
Welltower Inc.	—	36
WESCO International, Inc.	2	254
WestRock Company	2	96
Weyerhaeuser Company	6	221
Workday, Inc. - Class A (b)	1	343
XCEL Energy Inc.	4	211
Yum! Brands, Inc.	37	5,091
Zimmer Biomet Holdings, Inc.	1	108
		324,345
France 3.2%
Aeroports de Paris	—	5
Airbus SE	1	131
Amundi (e)	—	5
AXA	2	80
Biomerieux SA	—	6
BNP Paribas	1	91
Bollore SE	1	6
Bouygues	—	10
Bureau Veritas	—	11
Capgemini	—	44
Carrefour	1	12
Compagnie De Saint-Gobain	1	43
Compagnie Generale des Etablissements Michelin	22	823
Credit Agricole SA	1	22
Danone	1	50
Dassault Aviation	—	5
Dassault Systemes	56	2,466
Edenred	—	16
Eiffage	—	10
Engie	48	811
EssilorLuxottica	—	84
Eurofins Scientific SE	—	10
Getlink S.E.	—	6
Hermes International	—	107
IPSEN	—	5
Kering	—	34
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	997

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Legrand	40	4,191
L'Oreal	—	140
LVMH Moet Hennessy Louis Vuitton	12	10,415
Orange	2	25
Pernod Ricard	—	39
Publicis Groupe SA	—	30
Safran	17	3,889
Sanofi	1	134
Sartorius Stedim Biotech	—	9
Schneider Electric SE	1	147
Societe d'exploitation Hoteliere	—	9
Societe Generale	1	23
Thales	—	19
TotalEnergies SE	3	184
Veolia Environnement-VE	1	24
VINCI	55	7,037
Vivendi SE	1	9
		32,214
United Kingdom 2.6%
3I Group PLC	39	1,378
abrdn plc	2	4
Admiral Group PLC	—	10
Anglo American PLC	5	116
Ashtead Group Public Limited Company	1	38
Associated British Foods PLC	—	13
AstraZeneca PLC	24	3,260
Auto Trader Group PLC	1	10
Aviva PLC	3	21
B&M European Value Retail S.A.	1	8
BAE Systems PLC	4	62
Barclays PLC	17	38
Barratt Developments PLC	1	7
BP P.L.C.	301	1,889
British American Tobacco P.L.C.	3	82
BT Group PLC	8	10
Bunzl Public Limited Company	—	15
Burberry Group PLC	—	6
Carnival Corporation (b)	8	127
Centrica PLC	7	11
Coca-Cola Europacific Partners PLC	—	17
Compass Group PLC	2	61
Convatec Group PLC (e)	2	7
Croda International Public Limited Company	—	10
Diageo PLC	83	3,063
DS Smith PLC	2	8
Endava PLC - Class A - ADR (b)	2	72
Entain PLC	1	8
Experian PLC	1	49
Fiat Chrysler Automobiles N.V.	3	71
GSK PLC	5	106
Haleon PLC	7	28
Halma Public Limited Company	—	14
Hargreaves Lansdown PLC	—	4
Hikma Pharmaceuticals Public Limited Company	—	5
Hiscox Ltd.	1	11
Howden Joinery Group PLC	1	8
HSBC Holdings PLC (f)	31	243
HSBC Holdings PLC	23	181
Imperial Brands PLC	1	24
Informa Jersey Limited	2	16
InterContinental Hotels Group PLC	9	890
Intermediate Capital Group PLC	—	9
Intertek Group Plc	—	12
J Sainsbury PLC	2	7
JD Sports Fashion PLC	3	5
Kingfisher PLC	2	7
Land Securities Group PLC	1	7
Legal & General Group PLC	10	32
Lloyds Banking Group PLC	2,246	1,468
London Stock Exchange Group PLC	1	63
M&G PLC	3	8
Melrose Industries PLC	2	13
Mondi PLC	1	9
National Grid PLC	5	60
NatWest Group PLC	6	19
Next PLC	—	17
Ocado Group PLC (b)	1	5
Pearson PLC	1	11
Persimmon Public Limited Company	—	6
Phoenix Group Holdings PLC	2	14
Reckitt Benckiser Group PLC	1	49
Relx PLC	35	1,518
Relx PLC	59	2,546
Rentokil Initial PLC	3	18
Rightmove PLC	1	7
Rio Tinto PLC	1	82
Rolls-Royce PLC (b)	10	55
Schroders PLC	2	12
SEGRO Public Limited Company	2	17
Severn Trent PLC	—	10
Shell PLC - Class A	171	5,673
Smith & Nephew PLC	1	13
Smiths Group PLC	—	9
Spirax-Sarco Engineering PLC	—	11
SSE PLC	95	1,974
St. James's Place PLC	1	4
Standard Chartered PLC	3	23
Taylor Wimpey PLC	4	7
Tesco PLC	8	31
The Berkeley Group Holdings PLC	—	8
The Sage Group PLC.	1	20
Unilever PLC	3	152
United Utilities PLC	1	11
Vodafone Group Public Limited Company	26	23
Weir Group PLC(The)	—	8
Whitbread PLC	—	9
Wise PLC - Class A (b)	1	9
WPP 2012 Limited	1	12
		26,084
Japan 2.2%
ABC-Mart, Inc.	—	2
ACOM Co., Ltd.	1	2
Advantest Corporation	1	36
Aeon Co., Ltd.	1	24
AGC Inc.	—	7
Aisin Corporation	—	8
Ajinomoto Co., Inc.	1	22
ANA Holdings Inc.	—	4
Asahi Group Holdings, Ltd.	1	26
Asahi Intecc Co., Ltd.	—	5
Asahi Kasei Corporation	2	12
ASICS Corporation	—	9
Astellas Pharma Inc.	2	24
Bandai Namco Holdings Inc.	1	15
Bridgestone Corporation	1	31
Brother Industries, Ltd.	—	7
Canon Inc.	1	36
Capcom Co., Ltd.	—	7
Central Japan Railway Company	1	27
Chubu Electric Power Co., Inc.	1	13
Chugai Pharmaceutical Co., Ltd.	1	31
Concordia Financial Group, Ltd.	1	7
Dai Nippon Printing Co., Ltd.	—	12
Daifuku Co., Ltd.	—	10
Dai-ichi Life Holdings, Inc.	1	31
Daiichi Sankyo Company, Ltd	2	73
Daikin Industries, Ltd.	5	745
Daito Trust Construction Co., Ltd.	—	11
Daiwa House Industry Co., ltd	1	24
Daiwa House REIT Investment Corporation	—	3
Daiwa Securities Group Inc.	2	13
DENSO Corporation	2	42
DISCO Corporation	—	37
East Japan Railway Company	1	23
Eisai Co., Ltd.	—	12
ENEOS Holdings, Inc.	4	17
FANUC Corporation	1	31
Fast Retailing Co., Ltd.	—	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Fuji Electric Co., Ltd.	—	13
FUJIFILM Holdings Corporation	2	34
Fujitsu Limited	2	32
Fukuoka Financial Group, Inc.	—	5
GLP J-REIT	—	4
Hamamatsu Photonics K.K.	—	7
Hankyu Hanshin Holdings, Inc.	—	9
HASEKO Corporation (f)	—	2
Hitachi Construction Machinery Co., Ltd.	—	3
Hitachi, Ltd.	11	965
Honda Motor Co., Ltd.	6	73
Hoshizaki Corporation	—	4
Hoya Corporation	11	1,350
Hulic Co., Ltd.	1	6
IBIDEN Co., Ltd.	—	9
Idemitsu Kosan Co., Ltd.	1	8
Iida Group Holdings Co., Ltd.	—	3
Inpex Corporation	1	18
Isuzu Motors Limited	1	9
ITOCHU Corporation	2	64
Japan Airlines Co., Ltd.	—	4
Japan Airport Terminal Co., Ltd.	—	4
Japan Exchange Group, Inc.	42	1,141
Japan Metropolitan Fund Investment Corporation	—	3
Japan Post Bank Co., Ltd.	2	17
Japan Post Holdings Co., Ltd.	3	25
Japan Post Insurance Co., Ltd.	—	6
Japan Real Estate Investment Corporation (f)	—	7
Japan Tobacco Inc.	1	35
JFE Holdings, Inc.	1	13
JSR Corporation	—	9
Kajima Corporation	1	10
Kansai Paint Co., ltd.	—	4
Kao Corporation	1	22
Kawasaki Heavy Industries, Ltd.	—	7
Kawasaki Kisen Kaisha, Ltd. (f)	1	8
KDDI Corporation (f)	2	53
Keio Corporation	—	5
Keisei Electric Railway Co., Ltd. (f)	—	8
Keyence Corporation	2	1,113
Kikkoman Corporation	1	13
Kintetsu Group Holdings Co., ltd	—	6
Kirin Holdings Company, Ltd	1	14
Kobe Bussan Co., Ltd.	—	5
Koei Tecmo Holdings Co., Ltd.	—	1
Koito Manufacturing Co., Ltd.	—	4
Komatsu Ltd.	1	33
Konami Holdings Corporation	—	7
Kubota Corporation	1	22
Kurita Water Industries Ltd.	—	4
KYOCERA Corporation	2	23
Kyoto Financial Group, Inc.	—	7
Kyowa Kirin Co., Ltd.	—	5
Kyushu Railway Company	—	5
Lasertec Co., Ltd.	—	29
Lawson, Inc.	—	7
M3, Inc.	1	9
Makita Corporation	—	9
Marubeni Corporation (f)	2	35
Matsuki Yokokokara & Company Co., Ltd.	—	6
Mazda Motor Corporation	1	9
McDonald's Holdings Company (Japan), Ltd.	—	4
Medipal Holdings Corporation (f)	—	5
Meiji Holdings Co., Ltd.	—	9
Minebeamitsumi Inc.	1	10
MISUMI Group Inc.	—	6
Mitsubishi Chemical Group Corporation	2	10
Mitsubishi Corporation	5	113
Mitsubishi Electric Corporation	3	42
Mitsubishi Estate Co., Ltd.	2	29
Mitsubishi HC Capital Inc.	1	7
Mitsubishi Heavy Industries, Ltd.	4	36
Mitsubishi Motors Corporation (f)	1	3
Mitsubishi UFJ Financial Group Inc	105	1,069
Mitsui & Co., Ltd.	2	84
Mitsui Chemicals, Inc.	—	6
Mitsui Fudosan Co., Ltd.	36	391
Mitsui O.S.K. Lines, Ltd.	—	12
Mizuho Bank, Ltd.	—	8
Mizuho Financial Group, Inc.	3	62
MonotaRO Co., Ltd.	—	4
MS&AD Insurance Group Holdings, Inc. (f)	2	27
Murata Manufacturing Co., Ltd.	2	41
Nec Corporation	—	22
NEXON Co., Ltd.	1	10
NGK Insulators, Ltd.	—	4
Nidec Corporation	1	29
Nikon Corporation	1	5
Nintendo Co., Ltd.	1	71
Nippon Building Fund Inc.	—	8
Nippon Express Co., Ltd.	—	5
Nippon Paint Holdings Co., Ltd.	1	9
Nippon Prologis REIT, Inc.	—	5
Nippon Sanso Holdings Corporation	—	6
Nippon Steel Corporation (f)	1	27
Nippon Telegraph and Telephone Corporation	369	440
Nippon Yusen Kabushiki Kaisha (f)	1	16
Nissan Motor Co., Ltd. (f)	3	11
Nisshin Seifun Group Inc.	—	4
Nissin Chemical Corporation	—	4
Nissin Food Holdings Co., Ltd.	—	8
Niterra Co., Ltd.	—	7
Nitori Holdings Co., Ltd.	—	15
Nitto Denko Corporation	—	18
Nomura Holdings, Inc.	4	23
Nomura Real Estate Holdings, Inc.	—	3
Nomura Real Estate Master Fund, Inc.	—	5
Nomura Research Institute, Ltd.	1	14
NTT DATA Corporation	1	11
Obayashi Corporation	1	11
OBIC Co., Ltd.	—	15
Odakyu Electric Railway Co., Ltd. (f)	—	6
Oji Holdings Corporation	1	5
Olympus Corporation	2	22
OMRON Corporation	—	11
Ono Pharmaceutical Co., Ltd.	1	10
Open House Group Co., Ltd.	—	3
Oriental Land Co., Ltd.	1	42
ORIX Corporation	1	31
Osaka Gas Co., Ltd.	1	11
Otsuka Corporation	—	4
Otsuka Holdings Co., Ltd.	1	25
Pan Pacific International Holdings Corporation	1	19
Panasonic Holdings Corporation	3	28
Persol Holdings Co., Ltd.	2	3
Rakuten Group, Inc.	2	10
Recruit Holdings Co., Ltd.	2	84
Renesas Electronics Corporation	2	27
Resona Holdings, Inc.	3	17
Ricoh Company, Ltd. (f)	1	7
ROHM Co., Ltd.	—	5
SBI Holdings, Inc. (f)	—	8
SCSK Corporation	—	4
Secom Co., Ltd.	—	15
Sega Sammy Holdings, Inc.	—	2
Seiko Epson Corporation. (f)	—	7
Sekisui Chemical Co., Ltd.	—	6
Sekisui House, Ltd.	1	16
Seven & I Holdings Co., Ltd.	3	44
SG Holdings Co., Ltd. (f)	1	6
Sharp Corporation (b)	—	2
Shimadzu Corporation	—	11
Shimano Inc.	—	15
Shimizu Corporation	1	4
Shin-Etsu Chemical Co., Ltd.	139	6,089
Shionogi & Co., Ltd.	—	15
Shiseido Company, Limited	1	14
SMC Corporation	—	56
SoftBank Corp.	4	45
SoftBank Group Corp	1	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sojitz Corporation	—	6
Sompo Holdings, Inc.	1	25
Sony Group Corporation	12	1,061
Square Enix Holdings Co., Ltd.	—	4
Subaru Corporation.	1	16
Sumitomo Chemical Company, Limited (f)	2	4
Sumitomo Corporation	1	34
Sumitomo Electric Industries, Ltd.	1	14
Sumitomo Metal Mining Co., Ltd.	—	9
Sumitomo Mitsui Financial Group, Inc.	2	94
Sumitomo Mitsui Trust Bank, Limited	1	19
Sumitomo Realty & Development Co., ltd.	1	22
Suntory Beverage & Food Limited	—	7
Suzuki Motor Corporation	2	27
Sysmex Corporation	1	11
T&D Holdings, lnc.	1	12
Taisei Corporation	—	7
Taisho Pharmaceutical Holdings Co., Ltd.	—	6
Takeda Pharmaceutical Co Ltd (f)	2	50
TDK Corporation	1	25
Terumo Corporation	44	799
The Chiba Bank, Ltd.	1	8
The Kansai Electric Power Company, Incorporated	1	14
TIS Inc.	—	6
TOBU Railway Co., LTD.	—	7
Toho Co., Ltd.	—	3
Tokio Marine Holdings, Inc.	81	2,526
Tokyo Century Corporation	—	2
Tokyo Electric Power Company Holdings, Inc. (b)	1	6
Tokyo Electron Limited	1	157
Tokyo Gas Co., ltd.	1	11
Tokyu Corporation	1	10
Tokyu Fudosan Holdings Corporation (f)	1	6
TOPPAN Holdings Inc.	—	10
Toray Industries, Inc.	2	10
Tosoh Corporation	—	4
TOTO Ltd.	—	6
Toyo Suisan Kaisha, Ltd.	—	6
Toyota Industries Corporation (f)	—	21
Toyota Motor Corporation (f)	14	364
Toyota Tsusho Corporation	—	21
Trend Micro Incorporated	—	10
Unicharm Corporation	1	16
USS Co., Ltd.	—	3
Welcia Holdings Co., Ltd.	—	2
West Japan Railway Company	1	13
Yakult Honsha Co., Ltd.	—	8
Yamaha Corporation	—	4
Yamaha Motor Co., Ltd.	1	10
Yamato Holdings Co., Ltd.	—	6
Yaskawa Electric Corporation	—	13
Yokogawa Electric Corporation	—	9
Z Holdings Corporation	4	9
Zensho Holdings Co., Ltd.	—	4
ZOZO, Inc.	—	2
		22,010
Taiwan 1.6%
Accton Technology Corporation	8	115
Advantech Co., Ltd.	13	170
ASE Technology Holding Co., Ltd.	51	246
ASPEED Technology Inc.	2	209
Chailease Holding Company Limited	25	135
Delta Electronics, Inc.	14	150
eMemory Technology Inc.	1	75
Largan Precision Co., ltd.	3	229
Quanta Computer Inc.	27	238
Realtek Semiconductor Corporation	19	332
Silergy Corp.	17	174
Taiwan Semiconductor Manufacturing Company Limited - ADR	60	8,187
Taiwan Semiconductor Manufacturing Company Limited	247	5,952
Wiwynn Corporation	2	138
		16,350
Switzerland 1.4%
ABB Ltd - Class N	2	90
Alcon AG	1	47
Barry Callebaut AG - Class N	—	12
Coca-Cola HBC AG	—	11
Compagnie Financiere Richemont SA	1	99
EMS-Chemie Holding AG	—	11
Geberit AG - Class N	—	25
Givaudan SA - Class N	—	49
Glencore PLC	11	62
Holcim AG	1	54
Julius Bar Gruppe AG - Class N	—	14
Kuhne & Nagel International AG	—	17
Lonza Group AG	—	55
Nestle S.A. - Class N	77	8,193
Novartis AG - Class N	3	240
Partners Group Holding AG	—	39
Roche Holding AG	—	10
Sandoz Group AG	—	14
Schindler Holding AG - Class N	—	8
SGS SA	—	17
Sika AG	—	58
Sonova Holding AG	—	17
Straumann Holding AG - Class N	—	21
Swiss Life Holding AG - Class N	—	25
Swiss Re AG	—	45
Swisscom AG - Class N	—	20
The Swatch Group AG	—	8
The Swatch Group AG - Class N	—	5
UBS Group AG	108	3,328
Zurich Insurance Group AG - Class N	2	1,267
		13,861
South Korea 1.3%
Hana Financial Group Inc.	6	273
Hyundai Motor Company	1	175
KB Financial Group Inc.	9	474
KIA Corporation	11	891
LG Chem, Ltd.	1	334
NAVER Corporation	1	156
Samsung Electronics Co Ltd	127	7,619
Samsung Fire & Marine Insurance Co., Ltd.	1	215
SK Hynix Inc.	22	2,875
SK Telecom Co., Ltd.	3	100
SM Entertainment Co., Ltd.	1	76
S-Oil Corporation	2	143
		13,331
China 1.2%
Alibaba Group Holding Limited (e)	59	535
Anjing Food Group Co., Ltd. - Class A	12	132
Chacha Food Company, Limited - Class A	26	126
China Construction Bank Corporation - Class H	1,027	621
China Merchants Bank Co., Ltd. - Class H	89	351
China Yangtze Power Co., Ltd. - Class A	91	313
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	23	125
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	48	242
H World Group Limited	42	164
Haier Smart Home Co., Ltd - Class H	95	296
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	54	208
iQIYI, Inc. - Class A - ADR (b)	34	142
JD.com, Inc. - Class A	13	174
JD.com, Inc. - Class A - ADR	25	694
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	20	139
Kanzhun Limited - ADR	8	140
Li Auto Inc. (b)	7	100
Midea Group Co., Ltd. - Class A	26	231
NetEase, Inc.	21	434
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	2	279
Ping An Insurance (Group) Company of China, Ltd. - Class H	87	368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	5	186
Shenzhou International Group Holdings Limited	23	218
Tencent Holdings Limited	99	3,842
Tianqi Lithium Industry Co., Ltd - Class A	20	130
Wanhua Chemical Group Co., Ltd. - Class A	18	198
Weichai Power Co., Ltd. - Class H	74	141
Wuliangye Yibin Co., Ltd. - Class A	9	197
Wuxi Biologics Cayman Inc (b) (e)	5	8
Yum China Holdings, Inc.	18	702
Zijin Mining Group Co., Ltd. - Class H	108	216
ZTO Express (Cayman) Inc. (e)	7	145
		11,797
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	4
A.P. Moller - Maersk A/S - Class B	—	5
Carlsberg A/S - Class B	—	16
Coloplast A/S - Class B (f)	—	22
Danske Bank A/S	1	25
Demant A/S (b)	—	5
DSV A/S	—	34
Genmab A/S (b)	—	24
Novo Nordisk A/S - Class B	61	7,903
Novozymes A/S - Class B	—	27
Orsted A/S (b) (e)	—	13
Pandora A/S	—	16
Tryg A/S	—	8
Vestas Wind Systems A/S (b)	1	34
		8,136
India 0.7%
Bajaj Auto Limited	1	119
Bharti Airtel Limited	11	166
Biocon Limited	42	132
Britannia Industries Ltd	5	269
Coforge Limited	3	209
Delhivery Limited (b)	13	69
Havells India Limited	6	109
HDFC Life Insurance Company Limited (e)	24	180
HDFC Bank Limited	37	640
HDFC Bank Limited - ADR	35	1,979
Hindustan Unilever Limited	8	230
ICICI Bank Limited	41	537
Infosys Limited	36	641
ITC Limited	62	318
Kotak Mahindra Bank Limited	17	364
Mahindra and Mahindra Limited	5	110
Maruti Suzuki India Limited	2	317
Reliance Industries Limited	18	659
Shriram Finance Limited	7	184
UltraTech Cement Limited	2	219
		7,451
Netherlands 0.7%
Adyen N.V. (b) (e)	—	63
Aegon Ltd.	2	12
Akzo Nobel N.V.	—	15
ASM International N.V.	—	32
ASML Holding N.V.	6	6,228
DSM-Firmenich AG	—	32
Exor Nederland N.V.	—	13
HAL Trust	—	6
Heineken Holding N.V.	—	13
Heineken N.V.	—	34
ING Groep N.V.	4	66
JDE Peet's N.V.	—	3
Koninklijke Ahold Delhaize N.V.	1	34
Koninklijke KPN N.V.	4	13
Koninklijke Philips N.V.	1	19
NN Group N.V.	—	15
NXP Semiconductors N.V.	2	441
Prosus N.V. - Class N	2	55
Randstad N.V. (f)	—	7
STMicroelectronics N.V.	1	34
Wolters Kluwer N.V. - Class C	—	46
		7,181
Germany 0.7%
Adidas AG - Class N	—	43
Allianz SE	—	143
BASF SE - Class N	1	62
Bayer Aktiengesellschaft - Class N	1	34
Bayerische Motoren Werke Aktiengesellschaft	—	42
Beiersdorf Aktiengesellschaft	—	17
Brenntag SE - Class N	—	13
Carl Zeiss Meditec AG	—	6
COMMERZBANK Aktiengesellschaft	1	17
Continental Aktiengesellschaft	—	10
Covestro AG (b) (e)	—	12
Daimler Truck Holding AG	1	30
Delivery Hero SE (b) (e)	—	6
Deutsche Bank Aktiengesellschaft - Class N	2	35
Deutsche Borse Aktiengesellschaft - Class N	—	45
Deutsche Lufthansa Aktiengesellschaft	1	6
Deutsche Post AG - Class N	1	49
Deutsche Telekom AG - Class N	4	102
DW Property Invest GmbH	—	1
E.ON SE - Class N	3	37
Evonik Industries AG	—	5
Fresenius SE & Co. KGaA	1	13
Hannover Ruck SE - Class N	—	21
Heidelberg Materials AG	—	17
Henkel AG & Co. KGaA	—	8
Infineon Technologies AG - Class N	2	53
Mercedes-Benz Group AG - Class N	1	77
MERCK Kommanditgesellschaft auf Aktien	—	28
MTU Aero Engines AG - Class N	—	16
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	11	5,264
Puma SE	—	5
Qiagen N.V. (b)	—	11
RWE Aktiengesellschaft	1	28
SAP SE	1	252
Siemens Aktiengesellschaft - Class N	1	164
Siemens Energy AG (b)	1	11
Siemens Healthineers AG (e)	—	20
Symrise AG	—	19
Talanx Aktiengesellschaft	—	6
Vonovia SE	1	29
		6,757
Hong Kong 0.4%
AIA Group Limited	206	1,386
Budweiser Brewing Company APAC Limited (e)	110	162
CK Asset Holdings Limited	3	10
CK Hutchison Holdings Limited	3	14
CK Infrastructure Holdings Limited	1	3
CLP Holdings Limited	2	16
ESR Group Limited (e)	3	3
Galaxy Entertainment Group Limited	3	15
Hang Lung Properties Limited	2	2
Hang Seng Bank, Limited	1	10
Henderson Land Development Company Limited	2	6
HKT Trust	4	5
Hong Kong And China Gas Company Limited -The-	14	11
Hong Kong Exchanges and Clearing Limited	60	1,762
Jardine Matheson Holdings Limited	—	11
Link Real Estate Investment Trust	3	13
MTR Corporation Limited	2	7
Power Assets Holdings Limited	2	9
Sino Land Company Limited	4	4
Sun Hung Kai Properties Limited	3	24
Swire Pacific Limited - Class A	1	4
Swire Properties Limited	1	3
Techtronic Industries Company Limited	18	245
The Wharf (Holdings) Limited (f)	1	3
WH Group Limited (e)	10	7
Wharf Real Estate Investment Company Limited	2	7
		3,742
Singapore 0.4%
Capitaland Ascendas REIT	4	9
Capitaland Group Pte. Ltd.	6	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Capitaland Investment Limited	3	6
City Developments Limited	1	3
DBS Group Holdings Ltd	133	3,549
Genting Singapore Limited	7	4
Great Eastern Holdings Limited	—	1
Jardine Cycle & Carriage Limited	—	2
Keppel Ltd.	2	9
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	3	3
Oversea-Chinese Banking Corporation Limited	4	39
Singapore Airlines Limited (f)	2	7
Singapore Exchange Limited	1	6
Singapore Technologies Engineering Ltd	2	6
Singapore Telecommunications Limited	10	18
United Overseas Bank Limited	2	37
UOL Group Limited	1	3
Wilmar International Limited	3	8
		3,718
Canada 0.4%
Alimentation Couche-Tard Inc.	18	1,032
Canadian National Railway Company	11	1,380
Fairfax Financial Holdings Limited	—	54
Intact Financial Corporation	6	963
Lululemon Athletica Canada Inc. (b)	1	214
		3,643
Mexico 0.3%
Fomento Economico Mexicano, S.A. B. De C.V.	11	148
Fresnillo PLC	—	1
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	11	176
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	285
Grupo Financiero Banorte, S.A.B. de C.V.	42	450
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	68	157
Regional, S.A.B. De C.V.	14	140
Wal - Mart de Mexico, S.A.B. de C.V.	508	2,054
		3,411
Indonesia 0.3%
PT Bank Mandiri (Persero) Tbk.	580	266
PT. Bank Central Asia Tbk	2,285	1,453
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,482	565
PT. Telkom Indonesia (Persero) Tbk	3,249	712
		2,996
Australia 0.3%
Ampol Limited	—	7
ANZ Group Holdings Limited	4	70
Aristocrat Leisure Limited	1	22
ASX Limited	—	10
Atlas Arteria Limited	1	5
Aurizon Holdings Limited	2	6
Australian Pipeline Trust	2	8
BHP Group Limited	6	178
BHP Group Limited	38	1,081
BlueScope Steel Limited	1	8
Brambles Limited	2	18
Cochlear Limited	—	17
Coles Group Limited	2	18
Commonwealth Bank of Australia	2	160
Computershare Limited	1	12
CSL Limited	1	110
DEXUS Funds Management Limited	1	7
Endeavour Group Limited	2	6
Fortescue Ltd	2	32
Goodman Funding Pty Ltd	2	46
GPT Management Holdings Limited	2	7
IDP Education Limited (f)	—	4
IGO Limited	1	4
Incitec Pivot Limited	2	4
Insurance Australia Group Limited	3	12
Macquarie Group Limited	—	61
Medibank Private Limited	3	8
Mineral Resources Limited	—	10
Mirvac Limited	5	7
National Australia Bank Limited	4	86
Northern Star Resources Ltd	1	13
Orica Limited	1	7
Origin Energy Limited	2	12
Pilbara Minerals Limited (f)	3	8
Qantas Airways Limited (b)	1	4
QBE Insurance Group Limited	2	21
Ramsay Health Care Limited	—	8
REA Group Ltd	—	7
Reece Limited	—	8
Rio Tinto Limited	—	36
Santos Limited	4	18
Scentre Group Limited	6	14
SEEK Limited	—	6
Seven Group Holdings Limited (f)	—	5
Sonic Healthcare Limited	1	11
South32 Limited	5	11
Stockland Corporation Ltd	3	9
Suncorp Group Limited	2	16
Telstra Corporation Limited	5	12
The Lottery Corporation Limited	3	9
TPG Corporation Limited (f)	1	2
Transurban Holdings Limited	4	33
Treasury Wine Estates Limited	1	8
Vicinity Centres RE Ltd	4	6
Washington H. Soul Pattinson and Company Limited	—	6
Wesfarmers Limited	1	61
Westpac Banking Corporation	4	72
WiseTech Global Limited	—	13
Woodside Energy Group Ltd	2	45
Woolworths Group Limited	1	30
Worley Limited	—	5
		2,540
Sweden 0.2%
AB Sagax - Class B	—	6
AB Sagax - Class D (f)	—	—
Aktiebolaget Industrivarden - Class A	—	5
Aktiebolaget Industrivarden - Class C (f)	—	6
Aktiebolaget SKF - Class A	—	—
Aktiebolaget SKF - Class B (f)	—	9
Aktiebolaget Volvo - Class A	—	6
Aktiebolaget Volvo - Class B (f)	29	789
Alfa Laval AB (f)	—	14
Assa Abloy AB - Class B	1	37
Atlas Copco Aktiebolag - Class A	65	1,088
Atlas Copco Aktiebolag - Class B	2	28
Axfood AB	—	4
Boliden AB (b)	—	9
Castellum Aktiebolag (b) (f)	1	7
Epiroc Aktiebolag - Class A	1	13
Epiroc Aktiebolag - Class B	—	8
EQT AB (e)	1	26
Essity Aktiebolag (publ) - Class A	—	1
Essity Aktiebolag (publ) - Class B (f)	1	17
Evolution AB (publ) (e)	—	29
Fastighets AB Balder - Class B (b)	1	6
G&L Beijer Ref AB - Class B (f)	—	7
Getinge AB - Class B (f)	—	5
H & M Hennes & Mauritz AB - Class B (f)	1	12
Hexagon Aktiebolag - Class B	3	30
Holmen Aktiebolag - Class B	—	4
Husqvarna Aktiebolag - Class B	—	4
Indutrade Aktiebolag	—	9
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	17
Investor Aktiebolag - Class B	2	55
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	5
Lifco AB (Publ) - Class B	—	7
NIBE Industrier AB - Class B (f)	2	10
Nordnet AB	—	3
Saab AB - Class B	—	10
Sandvik Aktiebolag	1	29
Securitas AB - Class B (f)	1	7
Skandinaviska Enskilda Banken AB - Class A	2	27
Skandinaviska Enskilda Banken AB - Class C	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Skanska AB - Class B (f)	—	7
SSAB AB - Class A	—	2
SSAB AB - Class B	1	5
Svenska Cellulosa Aktiebolaget SCA - Class A	—	—
Svenska Cellulosa Aktiebolaget SCA - Class B	1	11
Svenska Handelsbanken AB - Class A (f)	2	18
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A (f)	1	24
Swedish Orphan Biovitrum AB (Publ) (b)	—	6
Tele2 AB - Class B	1	5
Telefonaktiebolaget LM Ericsson - Class A (f)	—	—
Telefonaktiebolaget LM Ericsson - Class B (f)	4	19
Telia Company AB	3	7
Trelleborg AB - Class B	—	9
Volvo Cars AB - Class B (b) (f)	1	3
		2,471
Brazil 0.2%
Atacadao S.A.	64	173
B3 S.A. - Brasil, Bolsa, Balcao	44	105
Banco Do Brasil SA	31	350
Localiza Rent A Car S/A	19	210
Lojas Renner S/A.	47	158
Raia Drogasil S.A.	39	214
TIM S.A	68	241
Transmissora Alianca De Energia Eletrica S/A	20	142
		1,593
Spain 0.2%
Acciona,S.A.	—	4
ACS, Actividades de Construccion y Servicios, S.A.	—	11
AENA, S.M.E., S.A. (e)	—	18
Amadeus IT Holding, S.A. (e)	1	33
Banco Bilbao Vizcaya Argentaria, S.A.	7	82
Banco Santander, S.A.	19	93
CaixaBank, S.A. (f)	5	23
Cellnex Telecom, S.A. (e)	1	25
Corporacion Acciona Energias Renovables, S.A. (f)	—	3
Endesa, S.A.	—	7
Ferrovial SE	1	24
Iberdrola, Sociedad Anonima	7	84
Industria de Diseno Textil, S.A.	20	1,018
Naturgy Energy Group, S.A. (f)	—	3
Redeia Corporacion SA	—	8
Repsol SA.	1	23
Telefonica, S.A.	6	28
		1,487
Italy 0.1%
A2a S.P.A.	2	3
Amplifon S.p.A	—	6
Assicurazioni Generali Societa' Per Azioni	1	31
Banca Mediolanum SpA	—	1
Banco BPM Societa' Per Azioni (f)	2	11
Buzzi S.P.A.	—	4
Davide Campari-Milano N.V.	1	7
DiaSorin S.p.A.	—	3
Enel S.p.A	9	62
Eni S.p.A.	3	41
Ferrari N.V.	—	65
Finecobank Banca Fineco SPA (f)	1	11
Hera S.p.A.	1	4
Infrastrutture Wireless Italiane S.p.A. (e)	—	5
Intesa Sanpaolo SPA	20	71
Leonardo S.p.A.	1	12
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	12
Moncler S.p.A.	—	18
Nexi S.p.A. (b)	1	4
Pirelli & C. S.p.A. (e)	—	1
Poste Italiane SPA (e)	1	10
Prysmian S.p.A.	—	17
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	6
Snam S.P.A.	3	12
Telecom Italia SPA (f)	12	3
Terna – Rete Elettrica Nazionale S.p.A.	2	14
UniCredit S.p.A.	27	1,033
UnipolSai Assicurazioni S.p.A.	1	3
		1,470
South Africa 0.1%
ABSA Group	27	211
AngloGold Ashanti PLC	5	109
Aspen Pharmacare Holdings Limited	10	112
Bid Corporation (Pty) Ltd	6	153
Capitec Bank Holdings	3	330
Clicks Group	14	216
Sanlam	38	141
Shoprite Holdings	14	179
		1,451
Belgium 0.1%
Ackermans	—	3
Ageas SA/NV	—	8
Anheuser-Busch InBev	1	67
argenx SE (b)	—	28
Azelis Group	—	2
Colruyt Group	—	2
D'Ieteren Group	—	6
Elia Group	—	6
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	8
KBC Groep	14	1,025
Sofina (f)	—	4
Solvay (f)	—	2
UCB	—	18
Umicore	—	5
Warehouses De Pauw	—	6
		1,190
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	17	381
Saudi Basic Industries Corporation	9	186
The Saudi National Bank	39	419
		986
Ireland 0.1%
AerCap Holdings N.V. (b)	3	279
DCC Public Limited Company	—	9
Kerry Group Public Limited Company - Class A	—	16
Kingspan Group Public Limited Company	—	17
Medtronic, Inc.	5	420
Smurfit Kappa Funding Designated Activity Company	—	14
		755
Thailand 0.1%
PTT Exploration And Production Public Company Limited	46	189
Thai Oil Public Company Limited	191	309
The Siam Cement Public Company Limited - NVDR	18	124
		622
Finland 0.1%
Elisa Oyj	—	8
Fortum Oyj (f)	1	6
Huhtamaki Oyj	—	5
Kesko Oyj - Class A	—	2
Kesko Oyj - Class B	—	6
Kone Corporation - Class B	—	20
Metso Oyj	1	10
Neste Oyj	1	14
Nokia Oyj	6	22
Nordea Bank Abp (f)	34	382
Orion Oyj - Class A	—	1
Orion Oyj - Class B	—	5
Sampo Oyj - Class A	1	24
Stora Enso Oyj - Class R	1	10
UPM-Kymmene Oyj	1	21
Wartsila Oyj Abp	1	9
		545
Peru 0.0%
Credicorp Ltd.	3	439
Poland 0.0%
Allegro.eu (b) (e)	1	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Bank Polska Kasa Opieki - Spolka Akcyjna	—	12
Dino Polska Spolka Akcyjna (b) (e)	2	181
ING Bank Slaski Spolka Akcyjna	—	3
KGHM Polska Miedz Spolka Akcyjna	—	5
LPP Spolka Akcyjna	—	4
Orlen S A	1	11
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	1	15
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	8
Santander Bank Polska Spolka Akcyjna	—	6
		250
Hungary 0.0%
OTP Bank Nyrt.	5	226
Chile 0.0%
Antofagasta PLC	—	11
Banco Santander-Chile	3,667	183
		194
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	11	155
Norway 0.0%
Aker ASA	—	2
Aker BP ASA	—	9
Autostore Holdings Ltd (b) (e)	1	2
DNB Bank ASA	1	21
Equinor ASA	1	30
Gjensidige Forsikring ASA	—	5
Kongsberg Gruppen ASA	—	7
Mowi ASA	1	10
Norsk Hydro ASA	2	9
Orkla ASA	1	6
SalMar ASA	—	5
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	3
Storebrand ASA	1	5
Telenor ASA	1	8
Var Energi ASA	1	2
Yara International ASA	—	6
		133
Israel 0.0%
Azrieli Group Ltd.	—	3
Bank Hapoalim Ltd	2	14
Bank Leumi Le-Israel B.M.	2	15
Bezeq Israel Communications Company Ltd	2	3
Elbit Systems Ltd.	—	6
Icl Group Ltd	1	5
Israel Discount Bank Limited	2	8
Mizrahi Tefahot Bank Ltd	—	7
Nice Ltd (b)	—	20
Teva Pharmaceutical Industries Ltd (b)	1	19
		100
Colombia 0.0%
Ecopetrol S.A. - ADR (f)	8	97
Austria 0.0%
Andritz AG (f)	—	5
BAWAG Group AG (e)	—	6
Erste Group Bank AG	—	19
EVN AG (f)	—	1
OMV Aktiengesellschaft (f)	—	8
Raiffeisen Bank International AG (f)	—	4
Telekom Austria Aktiengesellschaft	—	1
Verbund AG (f)	—	6
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	3
voestalpine AG (f)	—	4
		57
New Zealand 0.0%
Auckland International Airport Limited	2	8
Contact Energy Limited	1	5
Fisher & Paykel Healthcare Corporation Limited	1	10
Mercury NZ Limited	1	2
Meridian Energy Limited	2	5
Spark New Zealand Limited	2	6
		36
Portugal 0.0%
EDP - Energias de Portugal, S.A.	4	14
EDP Renovaveis, S.A.	—	4
Galp Energia, SGPS, S.A.	1	10
Jeronimo Martins, SGPS, S.A.	—	7
		35
Luxembourg 0.0%
ArcelorMittal	1	18
Tenaris S.A.	1	11
		29
Macau 0.0%
Sands China Ltd. (b)	3	9
Russian Federation 0.0%
Evraz PLC (b) (c) (e)	1	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" - GDR (b) (c) (e)	16	—
Total Common Stocks (cost $487,839)		523,897
CORPORATE BONDS AND NOTES 24.4%
United States of America 21.2%
Acrisure, LLC
4.25%, 02/15/29 (g)	237	214
Adient Global Holdings Ltd
7.00%, 04/15/28 (g)	257	263
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (g)	972	915
Aethon United BR LP
8.25%, 02/15/26 (g)	919	930
Affinity Gaming
6.88%, 12/15/27 (g)	951	890
AG Issuer LLC
6.25%, 03/01/28 (g)	248	242
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (g)	596	617
Allegiant Travel Company
7.25%, 08/15/27 (g)	582	578
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (g)	1,239	1,167
6.75%, 10/15/27 - 04/15/28 (g)	1,076	1,081
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	713	713
9.75%, 07/15/27 (g)	649	651
4.63%, 06/01/28 (g)	923	843
AMC Networks, Inc.
4.25%, 02/15/29	942	668
American Airlines, Inc.
5.50%, 04/20/26 (g)	1,097	1,090
7.25%, 02/15/28 (f) (g)	1,058	1,074
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (g)	249	233
AmeriGas Partners, L.P.
9.38%, 06/01/28 (g)	722	744
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (g)	132	142
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	894	898
AMN Healthcare, Inc.
4.63%, 10/01/27 (g)	57	54
ANGI Group, LLC
3.88%, 08/15/28 (g)	504	437
Antero Midstream Partners LP
7.88%, 05/15/26 (g)	1,013	1,033
5.75%, 01/15/28 (g)	222	218
Arches Buyer Inc.
4.25%, 06/01/28 (g)	580	510
Archrock Partners, L.P.
6.88%, 04/01/27 (g)	927	930
6.25%, 04/01/28 (g)	229	226
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (g)	549	474

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	634	651
ASGN Incorporated
4.63%, 05/15/28 (g)	798	755
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (g)	328	298
Avantor, Inc.
4.63%, 07/15/28 (g)	808	766
Avient Corporation
5.75%, 05/15/25 (g)	973	969
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (g)	233	216
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	774	747
3.38%, 02/15/29 (g)	358	321
B&G Foods, Inc.
5.25%, 09/15/27 (f)	239	223
8.00%, 09/15/28 (g)	455	474
Ball Corporation
6.88%, 03/15/28	991	1,017
Bausch Health Companies Inc.
6.13%, 02/01/27 (g)	327	204
5.75%, 08/15/27 (g)	169	97
4.88%, 06/01/28 (g)	185	101
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (g)	22	21
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (g)	889	878
Block, Inc.
2.75%, 06/01/26	1,078	1,015
Blue Racer Midstream, LLC
7.63%, 12/15/25 (g)	452	456
Boyd Gaming Corporation
4.75%, 12/01/27	495	479
Brookfield Properties Retail Holding LLC
5.75%, 05/15/26 (g)	474	466
4.50%, 04/01/27 (g)	484	442
Buckeye Partners, L.P.
4.50%, 03/01/28 (g)	454	431
California Resources Corporation
7.13%, 02/01/26 (g)	921	926
Calpine Corporation
4.50%, 02/15/28 (g)	1,271	1,208
4.63%, 02/01/29 (g)	192	178
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (g)	420	380
Carnival Corporation
7.63%, 03/01/26 (g)	683	690
5.75%, 03/01/27 (g)	1,303	1,290
4.00%, 08/01/28 (g)	1,172	1,092
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (g)	1,074	1,172
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	10	10
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (g)	885	877
Century Communities, Inc.
6.75%, 06/01/27	100	100
Chesapeake Energy Corporation
5.50%, 02/01/26 (g)	178	177
Churchill Downs Incorporated
5.50%, 04/01/27 (g)	834	819
Cinemark USA, Inc.
5.25%, 07/15/28 (f) (g)	768	727
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	945	994
Clarios Global LP
6.25%, 05/15/26 (g)	826	825
8.50%, 05/15/27 (g)	414	415
6.75%, 05/15/28 (g)	1,150	1,165
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	418	387
Clean Harbors, Inc.
4.88%, 07/15/27 (g)	929	901
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	1,109	1,047
7.75%, 04/15/28 (g)	481	421
9.00%, 09/15/28 (g)	572	596
Clearway Energy Operating LLC
4.75%, 03/15/28 (g)	833	793
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (f)	467	467
Coinbase Global, Inc.
3.38%, 10/01/28 (g)	662	565
Commscope Finance LLC
6.00%, 03/01/26 (g)	604	552
8.25%, 03/01/27 (g)	496	232
Commscope, Inc.
7.13%, 07/01/28 (g)	117	46
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	1,231	1,133
8.00%, 12/15/27 (g)	815	798
6.88%, 04/01/28 (g)	119	84
6.00%, 01/15/29 (g)	1,006	879
Compass Minerals International, Inc.
6.75%, 12/01/27 (g)	533	515
Consolidated Communications, Inc.
6.50%, 10/01/28 (g)	866	760
Coty Inc.
5.00%, 04/15/26 (g)	232	228
Credit Acceptance Corporation
9.25%, 12/15/28 (g)	242	260
Crescent Energy Finance LLC
7.25%, 05/01/26 (g)	670	683
9.25%, 02/15/28 (g)	615	650
CSC Holdings, LLC
11.25%, 05/15/28 (g)	973	965
11.75%, 01/31/29 (g)	1,007	1,007
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (g)	977	965
CVR Partners, LP
6.13%, 06/15/28 (g)	196	188
Darling Ingredients Inc.
5.25%, 04/15/27 (g)	901	884
Dealer Tire, LLC
8.00%, 02/01/28 (g)	256	255
Delta Air Lines, Inc.
7.38%, 01/15/26	808	833
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	632	674
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	1,356	1,283
DISH DBS Corporation
5.25%, 12/01/26 (g)	1,419	1,119
7.38%, 07/01/28	1,214	578
Dish Network Corporation
11.75%, 11/15/27 (g)	1,147	1,172
Diversified Healthcare Trust
9.75%, 06/15/25	200	200
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	454	468
Eco Material Technologies Inc.
7.88%, 01/31/27 (g)	325	330
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	369	361
Edison International
8.13%, 06/15/53	328	340
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	1,159	1,187
Element Solutions Inc.
3.88%, 09/01/28 (g)	473	434
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (g)	466	471
Encompass Health Corporation
4.50%, 02/01/28	82	78
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	343	318
Enlink Midstream, LLC
5.63%, 01/15/28 (g)	293	290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Entertainment Studios, Inc.
10.50%, 02/15/28 (g)	145	67
EQM Midstream Partners, LP
7.50%, 06/01/27 (g)	341	350
6.50%, 07/01/27 (g)	431	435
4.50%, 01/15/29 (g)	652	612
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	1,048	1,080
Eversource Energy
2.90%, 10/01/24	402	396
Fair Isaac Corporation
4.00%, 06/15/28 (g)	458	428
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (g)	332	325
Fertitta Entertainment LLC
4.63%, 01/15/29 (g)	76	70
FirstCash, Inc.
4.63%, 09/01/28 (g)	741	698
Five Point Operating Company, LP
10.50%, 01/15/28 (g) (h)	18	19
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (g)	281	272
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (g)	345	345
Freedom Mortgage Corporation
7.63%, 05/01/26 (g)	690	688
6.63%, 01/15/27 (g)	810	785
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	653	632
5.00%, 05/01/28 (g)	1,365	1,267
Gates Global LLC
6.25%, 01/15/26 (g)	554	553
GCI, LLC
4.75%, 10/15/28 (g)	713	654
Gen Digital Inc.
6.75%, 09/30/27 (g)	963	977
Genesis Energy, L.P.
8.00%, 01/15/27	509	514
7.75%, 02/01/28	820	824
Genting New York LLC
3.30%, 02/15/26 (g)	573	536
Global Atlantic Financial Company
4.70%, 10/15/51 (g)	160	145
Global Medical Response, Inc.
6.50%, 10/01/25 (g)	663	630
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (g)	393	337
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (g)	769	752
Goldman Sachs Bank USA
6.09%, (SOFR + 0.77%), 03/18/27 (g) (i)	160	160
Griffon Corporation
5.75%, 03/01/28	1,041	1,020
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	125	115
Grubhub Holdings Inc.
5.50%, 07/01/27 (g)	628	570
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (f) (g)	118	104
Gulfport Energy Operating Corporation
8.00%, 05/17/26	116	118
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	1,191	1,090
Harvest Midstream I, L.P.
7.50%, 09/01/28 (g)	40	40
HAT Holdings I LLC
3.38%, 06/15/26 (g)	749	706
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (g)	78	73
Heartland Dental, LLC
10.50%, 04/30/28 (g)	872	927
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (g)	304	304
Herc Holdings Inc.
5.50%, 07/15/27 (g)	1,250	1,228
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	1,103	1,094
Hess Midstream Operations LP
5.13%, 06/15/28 (g)	218	211
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	514	513
Home Point Capital Inc.
5.00%, 02/01/26 (g)	161	158
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (g)	195	206
Icahn Enterprises L.P.
6.25%, 05/15/26	909	890
5.25%, 05/15/27	755	700
4.38%, 02/01/29	967	823
iHeartCommunications, Inc.
6.38%, 05/01/26	104	89
8.38%, 05/01/27	408	227
5.25%, 08/15/27 (f) (g)	1,472	1,056
4.75%, 01/15/28 (f) (g)	388	272
International Game Technology PLC
4.13%, 04/15/26 (g)	529	513
IQVIA Inc.
5.00%, 05/15/27 (g)	657	641
Iron Mountain Incorporated
5.00%, 07/15/28 (g)	107	102
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	371	346
Jefferies Finance LLC
5.00%, 08/15/28 (g)	580	534
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	769	723
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	769	759
10.50%, 07/15/27 (g)	233	231
Labl, Inc.
5.88%, 11/01/28 (g)	565	521
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (g)	506	473
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	284	276
LD Holdings Group LLC
6.50%, 11/01/25 (g) (j)	158	153
6.13%, 04/01/28 (g)	112	93
Level 3 Financing, Inc.
3.40%, 03/01/27 (g)	1,308	1,010
4.63%, 09/15/27 (g)	307	204
4.25%, 07/01/28 (g)	599	282
Liberty Mutual Group Inc.
4.13%, 12/15/51 (g)	594	536
Life Time, Inc.
5.75%, 01/15/26 (g)	996	989
Lifepoint Health, Inc.
4.38%, 02/15/27 (g)	995	948
Light and Wonder International, Inc.
7.00%, 05/15/28 (g)	985	993
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)	929	887
3.75%, 01/15/28 (g)	981	911
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (g)	991	984
Madison IAQ LLC
4.13%, 06/30/28 (g)	1,043	965
Magic Mergeco, Inc.
5.25%, 05/01/28 (g)	1,114	946
Mallinckrodt International Finance S.A.
14.75%, 11/14/28 (g)	513	563
Masonite International Corporation
5.38%, 02/01/28 (g)	549	549
Matador Resources Company
6.88%, 04/15/28 (g)	158	162
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (g)	1,216	1,239
9.25%, 04/15/27 (g)	351	348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MGM Resorts International
6.75%, 05/01/25	744	744
5.50%, 04/15/27	446	442
4.75%, 10/15/28	383	364
Microchip Technology Incorporated
0.98%, 09/01/24	642	629
MicroStrategy Incorporated
6.13%, 06/15/28 (g)	106	102
Midcap Financial Issuer Trust
6.50%, 05/01/28 (g)	561	517
Millennium Escrow Corporation
6.63%, 08/01/26 (g)	332	197
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (g)	789	770
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	212	199
Moog Inc.
4.25%, 12/15/27 (g)	932	878
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (g)	1,321	1,123
MVC Acquisition Corp.
5.75%, 08/01/28 (g)	1,092	1,027
Nabors Industries, Inc.
7.38%, 05/15/27 (g)	579	578
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	131	129
5.50%, 08/15/28 (g)	562	537
Navient Corporation
5.00%, 03/15/27	170	163
4.88%, 03/15/28	680	632
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (g)	1,316	1,299
8.38%, 02/01/28 (g)	926	977
8.13%, 01/15/29 (g)	487	516
NCL Finance, Ltd.
6.13%, 03/15/28 (g)	149	147
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (g)	207	198
New Fortress Energy Inc.
6.75%, 09/15/25 (g)	409	406
6.50%, 09/30/26 (g)	1,261	1,214
Newell Brands Inc.
4.88%, 06/01/25	630	621
6.38%, 09/15/27	401	396
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (g)	703	761
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	86	83
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	329	300
NextEra Energy Operating Partners, LP
3.88%, 10/15/26 (g)	815	761
NFP Corp.
4.88%, 08/15/28 (g)	1,159	1,161
Niagara Mohawk Power Corporation
3.51%, 10/01/24 (g)	726	717
NMG Holding Company, Inc.
7.13%, 04/01/26 (g)	237	232
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	349	354
Novelis Corporation
3.25%, 11/15/26 (g)	945	881
NuStar Logistics, L.P.
5.75%, 10/01/25	1,075	1,071
6.00%, 06/01/26	125	125
Old Claimco, LLC
6.75%, 05/01/26 (g)	976	968
Olympus Water US Holding Corporation
4.25%, 10/01/28 (g)	1,188	1,076
On Semiconductor Corporation
3.88%, 09/01/28 (g)	356	327
OneMain Finance Corporation
3.50%, 01/15/27	880	817
6.63%, 01/15/28	165	165
3.88%, 09/15/28	315	282
9.00%, 01/15/29	219	232
Organon & Co.
4.13%, 04/30/28 (g)	1,019	949
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (g)	951	951
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	212	198
Paramount Global
6.38%, 03/30/62	619	571
Park Intermediate Holdings LLC
7.50%, 06/01/25 (g)	972	974
5.88%, 10/01/28 (g)	349	343
Party City Holdings Inc.
0.00%, 02/15/26 (b) (g) (k)	3	—
Pattern Energy Group Inc.
4.50%, 08/15/28 (g)	53	49
PBF Holding Company LLC
6.00%, 02/15/28	696	684
Pearl Merger Sub Inc.
6.75%, 10/01/28 (g)	302	275
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (g)	859	849
Penske Automotive Group, Inc.
3.50%, 09/01/25	260	253
Performance Food Group Company
5.50%, 10/15/27 (g)	636	625
PetSmart, LLC
4.75%, 02/15/28 (g)	1,095	1,023
PG&E Corporation
5.00%, 07/01/28	586	568
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (g)	377	376
Pike Corporation
5.50%, 09/01/28 (g)	341	326
Presidio Holdings, Inc.
8.25%, 02/01/28 (g)	72	72
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (g)	188	188
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	1,135	1,132
3.38%, 08/31/27 (g)	1,004	923
6.25%, 01/15/28 (g)	352	345
PTC Inc.
3.63%, 02/15/25 (g)	420	411
4.00%, 02/15/28 (g)	248	232
QVC, Inc.
4.75%, 02/15/27	283	252
4.38%, 09/01/28	837	671
Rackspace Technology, Inc.
3.50%, 02/15/28 (g)	316	95
Radiate HoldCo, LLC
4.50%, 09/15/26 (f) (g)	1,000	795
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	1,037	969
RHP Hotel Properties, LP
4.75%, 10/15/27	92	89
RITHM Capital Corp.
6.25%, 10/15/25 (g)	348	345
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (g)	26	25
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	690	638
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (g)	1,272	1,228
5.50%, 08/31/26 - 04/01/28 (g)	1,299	1,286
5.38%, 07/15/27 (g)	1,107	1,091
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,061	931
11.25%, 12/15/27 (g)	209	196
Safeway Inc.
3.25%, 03/15/26 (g)	693	660
4.63%, 01/15/27 (g)	366	354
5.88%, 02/15/28 (g)	914	904
SBA Communications Corporation
3.88%, 02/15/27	1,157	1,102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Scih Salt Holdings Inc.
4.88%, 05/01/28 (g)	884	824
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (g)	898	872
Sealed Air Corporation
6.13%, 02/01/28 (g)	1,024	1,027
Select Medical Corporation
6.25%, 08/15/26 (g)	1,215	1,219
Service Properties Trust
7.50%, 09/15/25	302	306
Shutterfly, LLC
8.50%, 10/01/26 (g)	34	16
Silgan Holdings Inc.
4.13%, 02/01/28	283	268
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	794	744
4.00%, 07/15/28 (g)	1,387	1,269
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (g)	293	303
SLM Corporation
4.20%, 10/29/25	906	882
Sotheby's, Inc.
7.38%, 10/15/27 (g)	1,051	980
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (g)	1,010	1,002
Spirit Airlines, Inc.
8.00%, 09/20/25 (f) (g)	780	592
8.00%, 09/20/25 (g)	463	350
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (g)	45	44
SRS Distribution Inc.
4.63%, 07/01/28 (g)	906	913
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	1,093	1,068
Staples, Inc.
7.50%, 04/15/26 (g)	1,159	1,131
10.75%, 04/15/27 (g)	431	410
Starwood Property Trust, Inc.
4.38%, 01/15/27 (g)	247	232
Station Casinos LLC
4.50%, 02/15/28 (g)	1,030	970
Summit Midstream Holdings, LLC
9.00%, 10/15/26 (g) (h)	253	256
Sunoco LP
6.00%, 04/15/27	25	25
7.00%, 09/15/28 (g)	248	253
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (g)	536	536
TEGNA Inc.
4.63%, 03/15/28	1,374	1,263
Tenet Healthcare Corporation
5.13%, 11/01/27	1,238	1,211
4.63%, 06/15/28 (e)	803	765
6.13%, 10/01/28 (f)	939	936
Tenneco Inc.
8.00%, 11/17/28 (g)	1,194	1,089
The Chemours Company
5.75%, 11/15/28 (g)	311	285
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	1,039	1,048
The Providence Service Corporation
5.88%, 11/15/25 (g)	178	173
The William Carter Company
5.63%, 03/15/27 (g)	296	294
Townsquare Media, Inc.
6.88%, 02/01/26 (g)	804	784
TransDigm Inc.
5.50%, 11/15/27	1,247	1,221
6.75%, 08/15/28 (g)	1,201	1,219
4.63%, 01/15/29	660	613
Transocean Inc
11.50%, 01/30/27 (g)	298	311
8.00%, 02/01/27 (g)	178	177
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (g)	585	609
Travel + Leisure Co.
6.63%, 07/31/26 (g)	429	432
Triumph Group, Inc.
9.00%, 03/15/28 (g)	232	245
U.S. Acute Care Solutions, LLC
6.38%, 03/01/26 (g)	898	865
U.S. Foods Inc.
6.88%, 09/15/28 (g)	763	782
Uber Technologies, Inc.
7.50%, 09/15/27 (g)	899	921
6.25%, 01/15/28 (g)	204	205
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	1,240	1,199
United Rentals (North America), Inc.
3.88%, 11/15/27	456	431
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	513	508
5.75%, 06/15/27 (g)	157	153
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,058	1,098
4.75%, 04/15/28 (g)	1,391	1,214
Univision Communications Inc.
6.63%, 06/01/27 (g)	740	724
8.00%, 08/15/28 (g)	584	595
Urban One, Inc.
7.38%, 02/01/28 (g)	410	349
USA Compression Finance Corp.
6.88%, 09/01/27	374	374
Vector Group Ltd.
5.75%, 02/01/29 (g)	959	888
Venture Global LNG, Inc.
8.13%, 06/01/28 (g)	1,193	1,217
9.50%, 02/01/29 (g)	981	1,058
Vericast Corp.
11.00%, 09/15/26 (g)	294	313
Veritas USA Inc.
7.50%, 09/01/25 (g)	410	376
ViaSat, Inc.
5.63%, 04/15/27 (g)	973	921
Vistra Operations Company LLC
5.00%, 07/31/27 (g)	833	807
W. R. Grace Holdings LLC
4.88%, 06/15/27 (g)	378	360
Watco Companies, L.L.C.
6.50%, 06/15/27 (g)	76	75
Wesco Aircraft Holdings, Inc.
0.00%, 11/15/26 (b) (g) (k)	68	17
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	963	964
7.25%, 06/15/28 (g)	1,057	1,079
Western Alliance Bancorporation
3.00%, 06/15/31	781	674
Westlake Corporation
0.88%, 08/15/24	352	346
Williams Scotsman International, Inc.
4.63%, 08/15/28 (g)	616	582
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (g)	835	776
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	237	234
5.50%, 08/15/28 (g)	379	345
XHR LP
6.38%, 08/15/25 (g)	208	208
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f) (g)	796	655
6.13%, 03/01/28 (g)	814	565
		213,381
Canada 0.9%
Air Canada
3.88%, 08/15/26 (g)	26	25
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (l)	17	15
Bombardier Inc.
7.13%, 06/15/26 (g)	270	274

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
7.88%, 04/15/27 (g)	119	119
Corporation De Securite Garda World
4.63%, 02/15/27 (g)	155	149
GFL Environmental Inc.
5.13%, 12/15/26 (g)	206	202
3.50%, 09/01/28 (g)	142	130
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	71	69
Mattamy Homes Limited
5.25%, 12/15/27 (g)	58	56
Methanex Corporation
5.13%, 10/15/27	106	103
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	2,085
1.13%, 05/15/26, GBP (e)	2,700	3,158
1.10%, 10/19/27, CAD (g)	297	198
4.25%, 04/25/28 (g)	1,067	1,051
0.10%, 05/19/28, EUR (e)	875	835
Open Text Corporation
3.88%, 02/15/28 (g)	35	32
Strathcona Resources Ltd.
6.88%, 08/01/26 (g)	122	122
Telesat Canada
5.63%, 12/06/26 (g)	36	21
		8,649
South Korea 0.5%
Korea Electric Power Corp
0.75%, 01/27/26 (g)	755	696
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e) (m)	1,990	2,099
0.75%, 09/21/25	1,618	1,518
2.63%, 05/26/26	1,050	1,000
		5,313
Germany 0.5%
KfW
2.88%, 05/29/26, EUR (e)	750	807
3.20%, 09/11/26, AUD	880	561
0.00%, 03/31/27, EUR (e) (m)	2,360	2,342
3.13%, 10/10/28, EUR (e)	730	801
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (g)	306	296
		4,807
Netherlands 0.4%
Nederlandse Waterschapsbank N.V.
2.00%, 12/16/24, GBP (e)	2,570	3,171
3.50%, 07/20/27, AUD	460	292
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	280	276
		3,739
Multi-National 0.3%
European Investment Bank
2.25%, 03/15/30, EUR (e)	2,535	2,667
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
4.40%, 01/26/26, CAD	490	362
		3,065
France 0.1%
Altice Financing S.A.
5.00%, 01/15/28 (g)	250	206
Dexia
1.25%, 10/27/25, EUR (e)	1,000	1,044
		1,250
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	242
1.63%, 08/02/31 (g)	1,151	946
		1,188
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	996
Puerto Rico 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (g)	1,060	994
Belgium 0.1%
Dexia
0.25%, 12/11/24, GBP (e)	700	854
United Kingdom 0.1%
Connect Finco SARL
6.75%, 10/01/26 (g)	200	196
Lloyds Banking Group PLC
4.45%, 05/08/25 (l)	200	198
Rolls-Royce PLC
5.75%, 10/15/27 (g)	228	229
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	21
		644
Macau 0.0%
MGM China Holdings Limited
4.75%, 02/01/27 (g)	350	333
Barbados 0.0%
Sagicor Financial Corporation Limited
5.30%, 05/13/28 (g)	272	261
Ireland 0.0%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f) (g)	302	189
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	173	166
Total Corporate Bonds And Notes (cost $243,804)		245,829
GOVERNMENT AND AGENCY OBLIGATIONS 12.7%
Japan 4.3%
Cabinet Office, Government of Japan
2.20%, 09/20/26 - 03/20/50, JPY	145,600	1,065
0.01%, 12/20/26, JPY	183,100	1,203
2.10%, 03/20/27, JPY	446,000	3,112
0.10%, 09/20/27 - 03/20/31, JPY	1,815,550	11,826
1.80%, 06/20/31 - 03/20/43, JPY	144,200	1,033
0.50%, 03/20/33 - 03/20/60, JPY	210,450	1,152
1.10%, 03/20/33, JPY	26,900	185
1.70%, 06/20/33 - 06/20/44, JPY	251,500	1,777
1.50%, 03/20/34 - 03/20/45, JPY	619,300	4,336
2.40%, 03/20/34, JPY	179,400	1,376
1.40%, 09/20/34 - 03/20/55, JPY	368,900	2,320
1.20%, 03/20/35, JPY	94,300	649
1.30%, 06/20/35 - 06/20/52, JPY	250,850	1,695
0.20%, 06/20/36, JPY	57,850	351
0.70%, 03/20/37 - 03/20/61, JPY	349,050	2,030
0.60%, 12/20/37 - 09/20/50, JPY	233,850	1,395
0.40%, 03/20/39 - 03/20/56, JPY	269,250	1,343
0.30%, 06/20/39 - 06/20/46, JPY	149,450	772
2.00%, 09/20/40 - 03/20/42, JPY	198,100	1,450
1.90%, 09/20/42, JPY	126,550	908
1.60%, 06/20/45 - 12/20/53, JPY	98,150	648
0.80%, 06/20/47 - 03/20/58, JPY	59,050	300
0.90%, 03/20/57, JPY	96,900	502
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,370
1.63%, 01/20/27	272	249
		43,047
Italy 1.6%
Segretariato Generale Della Presidenza Della Repubblica
0.88%, 05/06/24	1,528	1,521
1.85%, 07/01/25, EUR (e)	3	3
3.10%, 09/15/26, EUR (e) (n)	1,239	1,410
3.85%, 09/15/26, EUR	1,300	1,425
7.25%, 11/01/26, EUR (e)	430	511
1.25%, 12/01/26, EUR (e)	1,435	1,476
0.85%, 01/15/27, EUR	1,220	1,237
1.10%, 04/01/27, EUR	140	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
0.50%, 07/15/28, EUR	1,740	1,682
3.00%, 08/01/29, EUR (e)	1,520	1,625
0.90%, 04/01/31, EUR (e)	200	183
4.00%, 10/30/31, EUR (g)	1,650	1,854
3.35%, 03/01/35, EUR (e)	150	157
2.25%, 09/01/36, EUR (e)	408	374
4.00%, 02/01/37, EUR (e)	402	443
3.25%, 03/01/38, EUR	179	180
1.80%, 03/01/41, EUR (e)	340	269
4.75%, 09/01/44, EUR (e)	490	578
3.25%, 09/01/46, EUR (e)	110	105
1.70%, 09/01/51, EUR (e)	970	654
2.15%, 09/01/52, EUR	80	59
2.15%, 03/01/72, EUR (e)	160	108
		15,996
Spain 1.5%
Estado Espanol
2.15%, 10/31/25, EUR (e)	70	74
1.95%, 04/30/26, EUR (e)	1,653	1,745
1.30%, 10/31/26, EUR	330	342
1.50%, 04/30/27, EUR	310	321
1.40%, 07/30/28, EUR (e)	690	703
1.45%, 04/30/29 - 10/31/71, EUR	1,335	1,315
1.25%, 10/31/30, EUR (e)	620	604
5.75%, 07/30/32, EUR	790	1,024
2.55%, 10/31/32, EUR	1,006	1,048
3.15%, 04/30/33, EUR (g)	1,353	1,470
3.55%, 10/31/33, EUR (g)	1,240	1,386
1.85%, 07/30/35, EUR	860	808
4.20%, 01/31/37, EUR (e)	531	626
3.90%, 07/30/39, EUR (g)	520	588
1.20%, 10/31/40, EUR (e)	190	146
4.70%, 07/30/41, EUR	867	1,077
1.00%, 07/30/42 - 10/31/50, EUR	692	444
2.90%, 10/31/46, EUR (e)	310	298
2.70%, 10/31/48, EUR (e)	216	198
1.90%, 10/31/52, EUR	340	252
4.00%, 10/31/54, EUR (g)	570	641
3.45%, 07/30/66, EUR	14	14
		15,124
United Kingdom 1.4%
HM Treasury
1.63%, 10/22/28 - 10/22/71, GBP (e)	900	1,015
0.50%, 01/31/29, GBP	1,710	1,845
0.38%, 10/22/30, GBP (e)	1,190	1,210
3.25%, 01/31/33, GBP	235	283
0.88%, 07/31/33, GBP (e)	200	193
4.50%, 09/07/34 - 12/07/42, GBP (e)	435	563
0.63%, 07/31/35 - 10/22/50, GBP (e)	905	641
4.25%, 03/07/36 - 12/07/55, GBP (e)	1,072	1,357
1.75%, 09/07/37, GBP (e)	425	406
4.75%, 12/07/38, GBP	202	271
1.13%, 01/31/39 - 10/22/73, GBP (e)	272	203
1.25%, 10/22/41, GBP	453	359
3.25%, 01/22/44, GBP (e)	377	405
3.50%, 01/22/45, GBP (e)	455	505
4.25%, 12/07/46 - 12/07/49, GBP	385	475
1.50%, 07/22/47 - 07/31/53, GBP (e)	589	415
1.75%, 01/22/49, GBP	403	308
1.25%, 07/31/51, GBP (e)	463	295
3.75%, 07/22/52 - 10/22/53, GBP (e)	1,177	1,328
4.38%, 07/31/54, GBP (e)	560	702
1.75%, 07/22/57, GBP (e)	272	188
0.50%, 10/22/61, GBP (e)	330	129
4.00%, 10/22/63, GBP (e)	145	171
2.50%, 07/22/65, GBP (e)	305	253
3.50%, 07/22/68, GBP (e)	224	239
		13,759
United States of America 0.7%
Treasury, United States Department of
4.13%, 01/31/25 (a)	7,543	7,482
France 0.7%
Gouvernement De France
0.00%, 11/25/29, EUR (e) (m)	2,395	2,233
1.50%, 05/25/31 - 05/25/50, EUR (e)	1,200	1,066
1.25%, 05/25/34, EUR (e)	50	47
1.75%, 06/25/39 - 05/25/66, EUR (e)	1,539	1,359
0.50%, 05/25/40, EUR (e)	190	139
2.50%, 05/25/43, EUR	380	370
3.25%, 05/25/45, EUR (e)	391	427
2.00%, 05/25/48, EUR (e)	38	32
0.75%, 05/25/52, EUR (e)	470	279
0.75%, 05/25/53, EUR	170	98
3.00%, 05/25/54, EUR (g)	350	358
4.00%, 04/25/55, EUR	668	822
		7,230
Canada 0.5%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD	140	97
Government of Canada
1.00%, 09/01/26, CAD	1,060	730
1.25%, 03/01/27, CAD	250	172
1.50%, 06/01/31 - 12/01/31, CAD	1,214	785
4.00%, 06/01/41, CAD	323	255
2.75%, 12/01/48 - 12/01/64, CAD	661	432
1.75%, 12/01/53, CAD	205	106
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	861
0.01%, 11/25/30, EUR (e)	1,655	1,471
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	28
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	215
2.95%, 06/18/50, CAD	160	92
		5,244
Germany 0.3%
Bundesrepublik Deutschland
2.20%, 02/15/34, EUR	20	21
0.00%, 05/15/35 - 08/15/52, EUR (e) (m)	1,321	1,063
3.25%, 07/04/42, EUR (e)	280	336
2.50%, 08/15/46, EUR (e)	340	369
1.25%, 08/15/48, EUR (e)	790	667
0.00%, 08/15/50, EUR (m)	751	433
1.80%, 08/15/53, EUR (e)	450	421
		3,310
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (g)	733	731
2.25%, 02/02/33 (g)	322	259
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,024
3.25%, 10/26/26 (e)	918	880
		2,894
Belgium 0.3%
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (e)	403	372
3.00%, 06/22/34, EUR (e)	1,015	1,110
1.90%, 06/22/38, EUR (e)	304	284
3.75%, 06/22/45, EUR (e)	249	289
1.70%, 06/22/50, EUR	482	377
2.25%, 06/22/57, EUR	93	79
2.15%, 06/22/66, EUR (e)	135	111
0.65%, 06/22/71, EUR	50	23
		2,645
Netherlands 0.2%
Staat der Nederlanden
0.00%, 07/15/30, EUR (g) (m)	380	351
0.00%, 07/15/31 - 01/15/52, EUR (m)	781	625
2.50%, 07/15/34, EUR	100	107
4.00%, 01/15/37, EUR (e)	491	606
0.50%, 01/15/40, EUR	515	401
2.00%, 01/15/54, EUR	110	103
		2,193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Mexico 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	293
4.49%, 05/25/32, EUR	709	777
3.50%, 02/12/34	400	333
6.75%, 09/27/34	200	213
6.35%, 02/09/35	400	412
		2,028
Australia 0.2%
Commonwealth of Australia
0.50%, 09/21/26, AUD (e)	30	18
2.75%, 11/21/28, AUD (e)	940	589
2.50%, 05/21/30, AUD (e)	55	33
1.50%, 06/21/31, AUD	1,310	728
3.75%, 04/21/37, AUD (e)	297	186
2.75%, 05/21/41, AUD (e)	60	32
3.00%, 03/21/47, AUD (e)	106	55
1.75%, 06/21/51, AUD (e)	356	136
		1,777
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,158
South Korea 0.1%
The Export-Import Bank of Korea
4.88%, 01/11/26	422	421
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (m)	490	501
		922
Hungary 0.1%
Sandor-Palota
0.13%, 09/21/28, EUR (g)	257	234
2.13%, 09/22/31 (g)	331	262
5.38%, 09/12/33, EUR (e)	100	114
1.75%, 06/05/35, EUR (e)	100	83
		693
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (e)	803	114
0.50%, 11/15/27, DKK	1,223	166
0.00%, 11/15/31, DKK (e) (m)	810	99
4.50%, 11/15/39, DKK (e)	1,216	221
0.25%, 11/15/52, DKK	755	61
		661
Multi-National 0.1%
Commission De L'union Europeenne - Commissie Van De Europese Unie
0.00%, 10/04/28, EUR (e) (m)	600	573
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	419
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (e)	1,895	166
2.25%, 06/01/32, SEK (e)	1,525	142
3.50%, 03/30/39, SEK (e)	920	95
		403
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (g)	455	376
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	134
Total Government And Agency Obligations (cost $137,149)		128,068
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Cayman Islands 3.2%
Apidos CLO XXXIII
Series 2020-BR-33A, REMIC, 7.18%, (3 Month Term SOFR + 1.86%), 10/24/34 (i)	1,700	1,700
Ares XXXIX CLO, Ltd.
Series 2016-A1R2-39A, 6.61%, (3 Month Term SOFR + 1.31%), 04/18/31 (i)	450	450
Ballyrock CLO 2020-2 Ltd
Series 2020-A2R-2A, REMIC, 7.13%, (3 Month Term SOFR + 1.81%), 10/20/31 (i)	1,000	1,000
Benefit Street Partners CLO XVIII Ltd
Series 2019-A1R-18A, 6.75%, (3 Month Term SOFR + 1.43%), 10/16/34 (i)	500	500
Carlyle Global Market Strategies CLO 2015-4 Ltd
Series 2015-A1R-4A, 6.92%, (3 Month Term SOFR + 1.60%), 07/20/32 (i)	1,000	1,000
CIFC Funding 2014-IV-R, Ltd.
Series 2014-A2AR-4RA, 7.33%, (3 Month Term SOFR + 2.01%), 01/17/35 (i)	680	680
CIFC Funding 2014-V Ltd
Series 2014-A1R2-5A, 6.78%, (3 Month Term SOFR + 1.46%), 10/17/31 (i)	660	660
CIFC Funding 2017-V, Ltd
Series 2017-A1-5A, 6.76%, (3 Month Term SOFR + 1.44%), 11/16/30 (i)	855	855
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.63%, (3 Month Term SOFR + 1.31%), 07/15/33 (i)	850	850
Dryden 30 Senior Loan Fund LLC
Series 2013-AR-30A, 6.39%, (3 Month Term SOFR + 1.08%), 11/15/28 (i)	151	151
Dryden 43 Senior Loan Fund LLC
Series 2016-AR2-43A, REMIC, 6.62%, (3 Month Term SOFR + 1.30%), 04/20/34 (i)	980	980
Dryden 68 CLO Ltd
Series 2019-AR-68A, 6.75%, (3 Month Term SOFR + 1.43%), 07/15/35 (i)	2,900	2,902
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.78%, (3 Month Term SOFR + 1.48%), 01/18/32 (i)	1,130	1,130
Dryden XXVI Senior Loan Fund LLC
Series 2013-AR-26A, 6.48%, (3 Month Term SOFR + 1.16%), 04/16/29 (i)	798	798
Elmwood CLO IV Ltd
Series 2020-A-1A, 6.82%, (3 Month Term SOFR + 1.50%), 04/15/33 (i)	1,200	1,201
Elmwood CLO X Ltd
Series 2021-A-3A, 6.62%, (3 Month Term SOFR + 1.30%), 10/20/34 (i)	1,110	1,110
Elmwood CLO XI Ltd
Series 2021-B-4A, 7.18%, (3 Month Term SOFR + 1.86%), 10/20/34 (i)	260	260
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 11/16/34 (i)	450	451
Galaxy XXVII CLO, Ltd.
Series 2018-A-27A, 6.61%, (3 Month Term SOFR + 1.28%), 05/16/31 (i)	1,079	1,080
KKR Clo 32 Ltd
Series A1-32A, 6.90%, (3 Month Term SOFR + 1.58%), 01/15/32 (i)	1,200	1,200
KKR Financial CLO 2013-1 Ltd
Series 2013-A1R-1A, 6.87%, (3 Month Term SOFR + 1.55%), 04/15/29 (i)	838	838
LCM Ltd Partnership
Series AR-29A, 6.65%, (3 Month Term SOFR + 1.33%), 04/15/31 (i)	1,650	1,650
LCM XXV Ltd.
Series A1-26A, 6.65%, (3 Month Term SOFR + 1.33%), 01/21/31 (i)	1,091	1,091
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.78%, (3 Month Term SOFR + 1.46%), 07/29/30 (i)	377	377
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 6.71%, (3 Month Term SOFR + 1.38%), 04/26/32 (i)	2,160	2,158
Madison Park Funding XXXVII Ltd
Series 2019-AR-37A, 6.65%, (3 Month Term SOFR + 1.33%), 07/15/33 (i)	930	931
OCP CLO 2015-9, Ltd.
Series 2015-A1R2-9A, 6.64%, (3 Month Term SOFR + 1.25%), 01/16/35 (i)	3,000	3,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Palmer Square CLO 2018-2, Ltd.
Series 2018-A1A-2A, 6.68%, (3 Month Term SOFR + 1.36%), 07/16/31 (i)	1,459	1,460
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-A1-1A, 6.36%, (3 Month Term SOFR + 1.05%), 04/15/30 (i)	420	420
Palmer Square Management L.L.C.
Series 2014-A1R2-1A, 6.71%, (3 Month Term SOFR + 1.39%), 01/17/31 (i)	769	770
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 6.53%, (3 Month Term SOFR + 1.21%), 12/31/29 (i)	342	342
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.54%, (3 Month Term SOFR + 1.22%), 04/16/31 (i)	671	671
		32,666
United States of America 1.1%
AIMCO CLO 10 Ltd
Series 2019-AR-10A, 6.64%, (3 Month Term SOFR + 1.32%), 07/22/32 (i)	630	630
Apidos CLO XXXI
Series 2019-A1R-31A, 6.68%, (3 Month Term SOFR + 1.36%), 04/15/31 (i)	1,050	1,050
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.45%, (3 Month Term SOFR + 1.13%), 01/16/29 (i)	133	133
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.65%, (3 Month Term SOFR + 1.34%), 05/17/32 (i)	750	750
GoldenTree Loan Management US CLO 7, Ltd.
Series 2020-AR-7A, 6.65%, (3 Month Term SOFR + 1.33%), 04/20/34 (i)	250	250
Greenwood Park CLO, Ltd.
Series 2018-A2-1A, 6.59%, (3 Month Term SOFR + 1.27%), 04/15/31 (i)	527	528
Madison Park Funding XXX, Ltd.
Series 2019-AR-33A, 6.60%, (3 Month Term SOFR + 1.29%), 10/15/32 (i)	1,250	1,250
Madison Park Funding XXXII Ltd
Series 2018-A1R-32A, 6.58%, (3 Month Term SOFR + 1.26%), 01/22/31 (i)	600	600
Magnetite XXII Limited
Series 2019-AR-22A, 6.64%, (3 Month Term SOFR + 1.32%), 04/15/31 (i)	400	400
Neuberger Berman CLO XVII Ltd
Series 2014-AR2-17A, 6.61%, (3 Month Term SOFR + 1.29%), 04/22/29 (i)	1,086	1,086
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-AR-26A, 6.48%, (3 Month Term SOFR + 1.18%), 10/18/30 (i)	462	462
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-A1R-34A, 6.56%, (3 Month Term SOFR + 1.24%), 01/22/35 (i)	1,730	1,730
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.73%, (3 Month Term SOFR + 1.42%), 07/19/34 (i)	1,600	1,601
		10,470
Total Non-U.S. Government Agency Asset-Backed Securities (cost $42,939)		43,136
INVESTMENT COMPANIES 3.4%
United States of America 3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	315	34,360
iShares MSCI EAFE ETF (f)	1	113
Total Investment Companies (cost $34,783)		34,473
PREFERRED STOCKS 0.1%
Brazil 0.1%
Petroleo Brasileiro S/A Petrobras. (l)	75	559
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	12
Roche Holding AG	1	214
Schindler Holding AG	—	13
		239
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	8
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	13
Henkel AG & Co. KGaA (l)	—	16
Porsche Automobil Holding SE (l)	—	10
Sartorius Aktiengesellschaft	—	12
Volkswagen Aktiengesellschaft (l)	—	33
		92
Italy 0.0%
Telecom Italia SPA	7	2
Total Preferred Stocks (cost $819)		892
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 5.19% (o) (p)	20,108	20,108
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (o) (p)	4,462	4,462
Commercial Paper 0.2%
BPCE
5.71%, 06/03/24	300	297
CDP Financiere Inc.
5.63%, 09/23/24	400	389
CNH Industrial Capital LLC
5.65%, 06/28/24	250	246
Glencore Funding LLC
5.65%, 08/30/24	250	244
NatWest Markets PLC
5.74%, 07/22/24	340	334
Westpac Banking Corporation
5.68%, 09/06/24	254	248
		1,758
Treasury Securities 0.0%
Segretariato Generale Della Presidenza Della Repubblica
11.38%, 05/31/24, EUR	400	429
Total Short Term Investments (cost $26,760)		26,757
Total Investments 99.4% (cost $974,093)		1,003,052
Other Derivative Instruments (0.0)%		(200)
Other Assets and Liabilities, Net 0.6%		6,090
Total Net Assets 100.0%		1,008,942

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2024.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $196,228 and 19.4% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

security’s offering documents.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	21,613	78,573	80,078	285	—	—	20,108	2.0
JNL Government Money Market Fund, 5.29% - Class SL	29,407	161,813	186,758	297	—	—	4,462	0.4
	51,020	240,386	266,836	582	—	—	24,570	2.4

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	70	63	—
AENA, S.M.E., S.A.	04/27/20	13	18	—
Alibaba Group Holding Limited	12/10/20	1,456	535	0.1
Allegro.eu	09/17/21	8	5	—
Amadeus IT Holding, S.A.	06/08/20	31	33	—
Amundi	12/17/21	5	5	—
Autostore Holdings Ltd	12/17/21	3	2	—
BAWAG Group AG	06/08/20	4	6	—
Budweiser Brewing Company APAC Limited	05/10/22	296	162	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	05/31/23	421	427	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	04/28/23	599	592	0.1
Bundesrepublik Deutschland, 3.25%, 07/04/42	09/29/23	304	336	—
Bundesrepublik Deutschland, 2.50%, 08/15/46	10/03/23	322	369	—
Bundesrepublik Deutschland, 1.25%, 08/15/48	10/03/23	626	667	0.1
Bundesrepublik Deutschland, 0.00%, 08/15/52	10/31/23	39	44	—
Bundesrepublik Deutschland, 1.80%, 08/15/53	11/30/23	436	421	0.1
Cellnex Telecom, S.A.	04/16/21	34	25	—
Commission De L'union Europeenne - Commissie Van De Europese Unie, 0.00%, 10/04/28	09/08/23	558	573	0.1
Commonwealth of Australia, 0.50%, 09/21/26	12/15/23	19	18	—
Commonwealth of Australia, 2.75%, 11/21/28	04/29/22	614	589	0.1
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	34	33	—
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	267	186	—
Commonwealth of Australia, 2.75%, 05/21/41	04/29/22	38	32	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	55	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	173	136	—
Convatec Group PLC	04/27/20	5	7	—
Covestro AG	06/08/20	11	12	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	116	114	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	88	99	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/28/20	320	221	—
Delivery Hero SE	04/29/22	8	6	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,099	996	0.1
Dexia, 0.25%, 12/11/24	11/10/21	933	854	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,154	1,044	0.1
Dino Polska Spolka Akcyjna	03/09/22	129	181	—
EQT AB	12/16/22	21	26	—
ESR Group Limited	03/18/22	9	3	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	73	74	—
Estado Espanol, 1.95%, 04/30/26	03/31/22	1,846	1,745	0.2
Estado Espanol, 1.40%, 07/30/28	11/08/22	663	703	0.1
Estado Espanol, 1.25%, 10/31/30	08/31/23	594	604	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	667	626	0.1
Estado Espanol, 1.20%, 10/31/40	03/28/24	146	146	—
Estado Espanol, 2.90%, 10/31/46	09/29/23	259	298	—
Estado Espanol, 2.70%, 10/31/48	10/30/20	288	198	—
European Investment Bank, 2.25%, 03/15/30	02/02/23	2,715	2,667	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Evolution AB (publ)	12/03/20	28	29	—
Evraz PLC	05/28/19	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	203	242	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	2,248	2,233	0.2
Gouvernement De France, 1.50%, 05/25/31	02/29/24	647	650	0.1
Gouvernement De France, 1.25%, 05/25/34	03/28/24	47	47	—
Gouvernement De France, 1.75%, 06/25/39	07/31/23	1,152	1,162	0.1
Gouvernement De France, 0.50%, 05/25/40	03/28/24	138	139	—
Gouvernement De France, 3.25%, 05/25/45	08/11/21	622	427	0.1
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	32	—
Gouvernement De France, 1.50%, 05/25/50	11/30/23	410	416	0.1
Gouvernement De France, 0.75%, 05/25/52	11/30/22	289	279	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	326	197	—
HDFC Life Insurance Company Limited	08/16/22	171	180	—
HM Treasury, 1.63%, 10/22/28	12/21/22	953	994	0.1
HM Treasury, 0.38%, 10/22/30	06/30/23	1,166	1,210	0.1
HM Treasury, 0.88%, 07/31/33	09/29/23	182	193	—
HM Treasury, 4.50%, 09/07/34	03/10/23	97	99	—
HM Treasury, 0.63%, 07/31/35	10/18/22	361	410	—
HM Treasury, 4.25%, 03/07/36	10/18/22	437	482	0.1
HM Treasury, 1.75%, 09/07/37	10/18/22	357	406	—
HM Treasury, 1.13%, 01/31/39	10/18/22	149	169	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	387	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	254	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	464	0.1
HM Treasury, 3.25%, 01/22/44	10/18/22	360	405	—
HM Treasury, 3.50%, 01/22/45	10/18/22	474	505	0.1
HM Treasury, 1.50%, 07/22/47	10/18/22	224	250	—
HM Treasury, 0.63%, 10/22/50	01/10/23	243	231	—
HM Treasury, 1.25%, 07/31/51	12/02/22	346	295	—
HM Treasury, 3.75%, 07/22/52	10/18/22	544	579	0.1
HM Treasury, 1.50%, 07/31/53	10/18/22	160	165	—
HM Treasury, 3.75%, 10/22/53	10/27/23	739	749	0.1
HM Treasury, 4.38%, 07/31/54	03/12/24	720	702	0.1
HM Treasury, 4.25%, 12/07/55	10/18/22	214	234	—
HM Treasury, 1.75%, 07/22/57	08/11/21	365	188	—
HM Treasury, 0.50%, 10/22/61	01/10/23	145	129	—
HM Treasury, 4.00%, 10/22/63	06/30/23	174	171	—
HM Treasury, 2.50%, 07/22/65	08/11/21	341	253	—
HM Treasury, 3.50%, 07/22/68	05/31/23	232	239	—
HM Treasury, 1.63%, 10/22/71	01/10/23	23	21	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	34	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	64	69	—
Infrastrutture Wireless Italiane S.p.A.	09/18/20	5	5	—
KfW, 2.88%, 05/29/26	09/08/23	796	807	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,385	2,342	0.2
KfW, 3.13%, 10/10/28	11/09/23	780	801	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	4	3	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Nederlandse Waterschapsbank N.V., 2.00%, 12/16/24	09/20/22	2,888	3,171	0.3
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,283	2,085	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,898	3,158	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,038	835	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,890	1,471	0.2
Orsted A/S	07/16/21	28	13	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	196	166	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	207	142	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	126	95	—
Pirelli & C. S.p.A.	05/09/23	1	1	—
Poste Italiane SPA	04/27/20	7	10	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	12/01/20	243	—	—
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	114	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	77	83	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,082	1,024	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	949	880	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	3	—
Segretariato Generale Della Presidenza Della Repubblica, 3.10%, 09/15/26	11/09/22	1,314	1,410	0.1
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	510	511	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.25%, 12/01/26	10/31/23	1,466	1,476	0.2
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	01/31/24	1,623	1,625	0.2
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	168	183	—
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	154	157	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	389	374	—
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	394	443	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.80%, 03/01/41	01/31/24	269	269	—
Segretariato Generale Della Presidenza Della Repubblica, 4.75%, 09/01/44	02/29/24	564	578	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	97	105	—
Segretariato Generale Della Presidenza Della Repubblica, 1.70%, 09/01/51	12/29/23	635	654	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	97	108	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	11/30/21	460	372	—
Service Public Federal Chancellerie Du Premier Ministre, 3.00%, 06/22/34	04/27/20	1,220	1,110	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	311	284	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	442	289	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	205	111	—
Siemens Healthineers AG	06/18/21	19	20	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	638	606	0.1
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	275	242	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	07/13/23	761	765	0.1
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,219	2,099	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,204	1,158	0.1
WH Group Limited	04/27/20	8	7	—
Wuxi Biologics Cayman Inc	06/17/22	29	8	—
ZTO Express (Cayman) Inc.	03/19/24	145	145	—
		118,601	64,594	6.4

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	1	September 2024	EUR	242	—	—
3M EURIBOR	2	June 2025	EUR	485	—	2
3M EURIBOR	48	December 2025	EUR	11,707	(1)	9
3M SONIA Index	36	December 2024	GBP	8,599	(2)	(26)
3M SONIA Index	36	March 2026	GBP	8,653	1	20
Australia 10 Year Bond	17	June 2024	AUD	1,981	4	—
Australia 3 Year Bond	7	June 2024	AUD	748	—	—
CAD/USD Spot Rate	23	June 2024		1,707	5	(6)
Canada 10 Year Bond	10	June 2024	CAD	1,195	—	6
Canada 5 Year Bond	7	June 2024	CAD	778	—	2
EUR/USD Spot Rate	24	June 2024		3,286	(11)	(40)
Euro BOBL	41	June 2024	EUR	4,829	—	20
Euro Bund	7	June 2024	EUR	932	—	2
Euro OAT	21	June 2024	EUR	2,676	(3)	17
Italy Short Term Government BTP Bond	81	June 2024	EUR	8,579	(9)	(3)
Japan 10 Year Bond	1	June 2024	JPY	145,761	—	1
Long Gilt	2	June 2024	GBP	196	—	5
MSCI EAFE Index	35	June 2024		4,124	(11)	1
MSCI Emerging Markets Index	330	June 2024		17,321	71	(12)
S&P 500 Index	373	June 2024		97,533	5	1,471
S&P Financial Select Sector Index	80	June 2024		10,132	64	381
TOPIX Index	31	June 2024	JPY	829,862	(31)	147
United States 10 Year Note	643	June 2024		70,925	(38)	318
United States 5 Year Note	545	July 2024		58,159	(64)	165
					(20)	2,480
Short Contracts
3M EURIBOR	(70)	June 2024	EUR	(16,881)	—	21
3M EURIBOR	(23)	December 2024	EUR	(5,597)	1	22
3M SONIA Index	(36)	September 2024	GBP	(8,565)	1	14
3M SONIA Index	(36)	March 2025	GBP	(8,592)	2	(16)
Australia 90 Day Bank Accepted Bills	(32)	June 2024	AUD	(31,668)	—	1
Australia 90 Day Bank Accepted Bills	(40)	September 2024	AUD	(39,595)	1	(1)
Australia 90 Day Bank Accepted Bills	(33)	December 2024	AUD	(32,674)	(1)	(3)
Euro Buxl 30 Year Bond	(12)	June 2024	EUR	(1,613)	(2)	(18)
Euro Schatz	(104)	June 2024	EUR	(10,994)	4	1
Italy Government BTP Bond	(6)	June 2024	EUR	(715)	3	1
United States 10 Year Note	(12)	June 2024		(1,328)	(1)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(31)	June 2024	(3,533)	—	(20)
United States 2 Year Note	(37)	July 2024	(7,582)	7	16
United States 5 Year Note	(20)	July 2024	(2,135)	2	(5)
				17	12

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	04/02/24	AUD	4,009	2,612	(6)
AUD/USD	HSB	04/02/24	AUD	350	228	(4)
AUD/USD	BCL	05/03/24	AUD	3,265	2,130	(3)
CAD/USD	RBC	04/02/24	CAD	3,130	2,311	—
CAD/USD	BNP	05/03/24	CAD	1,974	1,458	3
CAD/USD	SSB	05/03/24	CAD	1,974	1,458	3
DKK/USD	TDB	04/02/24	DKK	1,359	197	(1)
DKK/USD	HSB	05/03/24	DKK	1,359	197	(1)
EUR/JPY	CIT	04/02/24	JPY	(33,961)	(224)	3
EUR/USD	BCL	04/02/24	EUR	150	162	(1)
EUR/USD	BNP	04/02/24	EUR	3,758	4,055	(20)
EUR/USD	CIT	04/02/24	EUR	728	785	(6)
EUR/USD	MLP	04/02/24	EUR	1,157	1,248	(14)
EUR/USD	SSB	04/02/24	EUR	815	879	(3)
EUR/USD	MSC	05/03/24	EUR	5,054	5,459	(16)
GBP/USD	BNP	04/02/24	GBP	200	253	(1)
GBP/USD	MLP	04/02/24	GBP	150	189	(1)
GBP/USD	TDB	04/02/24	GBP	3,077	3,884	(4)
JPY/USD	BCL	04/02/24	JPY	1,310,945	8,660	(157)
JPY/USD	HSB	04/02/24	JPY	121,523	803	(28)
JPY/USD	SSB	04/02/24	JPY	71,796	474	(5)
JPY/USD	CIT	05/07/24	JPY	1,470,303	9,765	(2)
JPY/USD	CIT	05/07/24	JPY	37,402	248	—
USD/AUD	BCL	04/02/24	AUD	(3,265)	(2,128)	3
USD/AUD	MSC	04/02/24	AUD	(1,094)	(713)	(1)
USD/CAD	SSB	04/02/24	CAD	(1,156)	(853)	(1)
USD/DKK	HSB	04/02/24	DKK	(1,359)	(197)	1
USD/EUR	MSC	04/02/24	EUR	(5,054)	(5,452)	16
USD/EUR	SSB	04/02/24	EUR	(1,764)	(1,903)	14
USD/GBP	BCL	04/02/24	GBP	(2,557)	(3,228)	14
USD/GBP	HSB	04/02/24	GBP	(870)	(1,098)	17
USD/GBP	TDB	05/03/24	GBP	(3,077)	(3,885)	4
					27,774	(197)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	341,157	182,731	9	523,897
Corporate Bonds And Notes	—	245,829	—	245,829
Government And Agency Obligations	—	128,068	—	128,068
Non-U.S. Government Agency Asset-Backed Securities	—	43,136	—	43,136
Investment Companies	34,473	—	—	34,473
Preferred Stocks	559	333	—	892
Short Term Investments	24,570	2,187	—	26,757
	400,759	602,284	9	1,003,052
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,645	—	—	2,645
Open Forward Foreign Currency Contracts	—	78	—	78
	2,645	78	—	2,723

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(153)	—	—	(153)
Open Forward Foreign Currency Contracts	—	(275)	—	(275)
	(153)	(275)	—	(428)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.4%
Information Technology 29.1%
Accenture Public Limited Company - Class A (a)	15	5,154
Adobe Inc. (a) (b)	9	4,426
Advanced Micro Devices, Inc. (b)	44	7,971
Analog Devices, Inc.	32	6,236
Apple Inc. (a)	278	47,640
Broadcom Inc.	5	6,638
Cadence Design Systems, Inc. (b)	5	1,640
Cognizant Technology Solutions Corporation - Class A (a)	49	3,628
Corning Incorporated	24	797
Intuit Inc.	9	6,033
Keysight Technologies, Inc. (b)	9	1,352
Lam Research Corporation	7	6,540
Micron Technology, Inc.	36	4,226
Microsoft Corporation (a)	160	67,170
Motorola Solutions, Inc.	4	1,558
NVIDIA Corporation (a)	52	47,313
NXP Semiconductors N.V.	29	7,305
Qorvo, Inc. (b)	11	1,239
Salesforce, Inc.	11	3,322
Seagate Technology Holdings Public Limited Company (a)	43	4,004
ServiceNow, Inc. (b)	9	6,782
TE Connectivity Ltd. (c)	6	864
Teradyne, Inc.	5	528
Texas Instruments Incorporated	44	7,611
Western Digital Corporation (b)	11	755
		250,732
Financials 13.0%
Ameriprise Financial, Inc.	3	1,277
Bank of America Corporation	268	10,166
Berkshire Hathaway Inc. - Class B (a) (b)	29	12,081
Blackstone Inc. - Class A	6	741
Block, Inc. - Class A (b)	5	430
Capital One Financial Corporation	9	1,338
Chubb Limited	11	2,949
Citigroup Inc.	22	1,411
CME Group Inc. - Class A	13	2,732
Corpay Inc (b)	11	3,256
Fidelity National Information Services, Inc.	12	882
Fifth Third Bancorp (a)	97	3,593
Fiserv, Inc. (b)	18	2,863
Globe Life Inc.	1	167
Intercontinental Exchange, Inc. (a)	32	4,452
MasterCard Incorporated - Class A (a)	29	13,963
MetLife, Inc.	34	2,503
Principal Financial Group, Inc.	4	325
State Street Corporation	30	2,356
The Charles Schwab Corporation (a)	54	3,918
The Goldman Sachs Group, Inc.	7	3,008
The Progressive Corporation	29	6,011
The Travelers Companies, Inc.	24	5,476
Truist Financial Corporation	115	4,495
U.S. Bancorp	100	4,456
Visa Inc. - Class A (a)	36	10,169
Wells Fargo & Company	125	7,241
		112,259
Health Care 12.2%
AbbVie Inc.	61	11,022
Baxter International Inc.	30	1,280
Becton, Dickinson and Company	5	1,339
Biogen Inc. (a) (b)	9	2,019
BioMarin Pharmaceutical Inc. (b)	4	389
Boston Scientific Corporation (b)	90	6,179
Bristol-Myers Squibb Company	107	5,812
Centene Corporation (a) (b)	33	2,584
CVS Health Corporation	14	1,138
Danaher Corporation	21	5,251
DexCom, Inc. (a) (b)	7	1,025
Elevance Health, Inc. (a)	7	3,722
Eli Lilly and Company	14	10,700
HCA Healthcare, Inc.	2	600
Humana Inc. (a)	4	1,429
Intuitive Surgical, Inc. (a) (b)	4	1,692
Johnson & Johnson	34	5,446
McKesson Corporation	3	1,352
Medtronic, Inc. (a)	51	4,412
Merck & Co., Inc.	41	5,470
Neurocrine Biosciences, Inc. (b)	6	810
Regeneron Pharmaceuticals, Inc. (a) (b)	5	5,229
Sarepta Therapeutics, Inc. (b)	3	370
Stryker Corporation	12	4,312
Thermo Fisher Scientific Inc. (a)	10	5,648
UnitedHealth Group Incorporated (a)	23	11,422
Vertex Pharmaceuticals Incorporated (a) (b)	12	4,950
		105,602
Consumer Discretionary 11.9%
Amazon.com, Inc. (a) (b)	205	36,965
Aptiv PLC (b)	17	1,357
AutoNation, Inc. (a) (b)	5	839
AutoZone, Inc. (a) (b)	2	6,710
Best Buy Co., Inc. (a)	31	2,522
Booking Holdings Inc.	1	5,184
Burlington Stores, Inc. (a) (b)	8	1,924
Chipotle Mexican Grill, Inc. (a) (b)	2	5,221
Expedia Group, Inc. (a) (b)	25	3,385
Lennar Corporation - Class A (a)	8	1,335
LKQ Corporation	13	715
Lowe`s Companies, Inc.	37	9,314
Marriott International, Inc. - Class A	9	2,188
McDonald's Corporation	12	3,528
O'Reilly Automotive, Inc. (b)	2	2,135
Royal Caribbean Cruises Ltd. (b)	20	2,824
Tesla Inc. (a) (b)	46	8,118
TJX Companies, Inc., The (a)	30	3,051
Toll Brothers, Inc.	9	1,156
Yum! Brands, Inc. (a)	28	3,944
		102,415
Industrials 8.9%
AMETEK, Inc.	4	787
Carrier Global Corporation	30	1,770
Cintas Corporation (a)	1	926
CSX Corporation (a)	45	1,686
Deere & Company	17	6,910
Delta Air Lines, Inc.	28	1,329
Dover Corporation	8	1,385
Eaton Corporation Public Limited Company	18	5,489
FedEx Corporation	9	2,589
Honeywell International Inc.	39	8,091
Howmet Aerospace Inc. (a)	47	3,195
Ingersoll Rand Inc.	13	1,283
Leidos Holdings, Inc. (a)	19	2,480
Masco Corporation (a)	30	2,339
Norfolk Southern Corporation (a)	9	2,170
Northrop Grumman Corporation	3	1,303
Otis Worldwide Corporation (a)	48	4,744
RTX Corporation	23	2,290
Textron Inc. (a)	38	3,618
Trane Technologies Public Limited Company	23	6,878
TransDigm Group Incorporated	1	1,318
Uber Technologies, Inc. (a) (b)	56	4,294
Union Pacific Corporation	9	2,251
United Parcel Service, Inc. - Class B	39	5,745
United Rentals, Inc.	2	1,762
		76,632
Communication Services 8.0%
Alphabet Inc. - Class A (a) (b)	116	17,443
Alphabet Inc. - Class C (a) (b)	86	13,063
Comcast Corporation - Class A	155	6,727
Former Charter Communications Parent, Inc. - Class A (a) (b)	8	2,283
Liberty Media Corporation - Series A (b)	19	560
Meta Platforms, Inc. - Class A (a)	48	23,397
Netflix, Inc. (a) (b)	6	3,604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc. (a)	12	1,888
Warner Bros. Discovery, Inc. - Series A (b)	43	374
		69,339
Consumer Staples 4.9%
Altria Group, Inc.	20	885
Church & Dwight Co., Inc.	12	1,240
Coca-Cola Company, The	118	7,226
Costco Wholesale Corporation	11	7,968
Dollar Tree, Inc. (b)	7	935
Kenvue Inc.	96	2,062
Mondelez International, Inc. - Class A	101	7,054
Monster Beverage 1990 Corporation (b)	24	1,417
PepsiCo, Inc.	44	7,641
Philip Morris International Inc. (a)	21	1,929
Procter & Gamble Company, The	24	3,850
		42,207
Energy 4.0%
Baker Hughes Company - Class A	34	1,135
Chevron Corporation	13	2,082
ConocoPhillips	45	5,737
Diamondback Energy, Inc.	20	3,869
EOG Resources, Inc.	43	5,516
Exxon Mobil Corporation (a)	125	14,506
Pioneer Natural Resources Company	5	1,196
		34,041
Utilities 2.2%
CMS Energy Corporation	36	2,154
Constellation Energy Group, Inc.	7	1,314
NextEra Energy, Inc.	83	5,296
PG&E Corporation (a)	244	4,093
The Southern Company	86	6,193
		19,050
Materials 2.2%
Dow Inc. (a)	68	3,961
Eastman Chemical Company (a)	22	2,211
International Paper Company	6	245
Linde Public Limited Company	17	7,785
LyondellBasell Industries N.V. - Class A	21	2,192
Nucor Corporation (a)	7	1,383
PPG Industries, Inc.	8	1,134
		18,911
Real Estate 2.0%
Digital Realty Trust, Inc. (a)	21	2,969
Equity Lifestyle Properties, Inc. (a)	19	1,234
ProLogis Inc.	44	5,753
SBA Communications Corporation - Class A (a)	13	2,724
Sun Communities, Inc.	7	876
Ventas, Inc. (a)	53	2,327
Welltower Inc.	17	1,621
		17,504
Total Common Stocks (cost $645,286)		848,692
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	3,728	3,728
Total Short Term Investments (cost $3,728)		3,728
Total Investments 98.8% (cost $649,014)		852,420
Total Purchased Options 0.8% (cost $6,797)		6,728
Other Derivative Instruments (0.7)%		(6,345)
Other Assets and Liabilities, Net 1.1%		9,721
Total Net Assets 100.0%		862,524

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	15,136	31,358	42,766	141	—	—	3,728	0.4

JNL/JPMorgan Hedged Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/18/24	836	864	0.1

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	45	June 2024	11,945	6	(1)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	4,975.00	06/28/24	1,639	815,403	6,728

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	5,570.00	06/28/24	1,639	912,923	(5,105)
S&P 500 Index	Put	4,185.00	06/28/24	1,639	685,922	(1,246)
						(6,351)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	848,692	—	—	848,692
Short Term Investments	3,728	—	—	3,728
	852,420	—	—	852,420
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	6,728	—	—	6,728
	6,728	—	—	6,728
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
Exchange Traded Written Options	(6,351)	—	—	(6,351)
	(6,352)	—	—	(6,352)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.3%
Information Technology 24.5%
Amphenol Corporation - Class A	403	46,442
Arista Networks, Inc. (a)	78	22,658
Astera Labs, Inc. (a) (b)	86	6,392
Confluent, Inc. - Class A (a)	973	29,705
CrowdStrike Holdings, Inc. - Class A (a)	277	88,929
CyberArk Software Ltd. (a)	60	15,830
Datadog, Inc. - Class A (a)	281	34,776
Elastic N.V. (a)	185	18,584
Entegris, Inc.	283	39,741
Gartner, Inc. (a)	109	52,173
Gitlab Inc. - Class A (a)	287	16,755
Globant S.A. (a)	149	30,123
HubSpot, Inc. (a)	84	52,872
Jabil Inc.	196	26,319
Keysight Technologies, Inc. (a)	119	18,633
Lam Research Corporation	27	26,189
Marvell Technology, Inc.	297	21,079
MongoDB, Inc. - Class A (a)	102	36,500
Monolithic Power Systems, Inc.	60	40,559
On Semiconductor Corporation (a)	216	15,902
Onto Innovation Inc. (a)	58	10,533
Palantir Technologies Inc. - Class A (a)	692	15,916
Palo Alto Networks, Inc. (a)	75	21,342
Procore Technologies, Inc. (a)	369	30,322
Rambus Inc. (a)	327	20,182
Snowflake Inc. - Class A (a)	112	18,021
Synopsys, Inc. (a)	54	30,833
Teledyne Technologies Incorporated (a)	47	20,296
Workday, Inc. - Class A (a)	106	28,845
Zoom Video Communications, Inc. - Class A (a)	222	14,516
		850,967
Industrials 19.9%
Air Lease Corporation - Class A	497	25,545
AMETEK, Inc.	185	33,909
Booz Allen Hamilton Holding Corporation - Class A	329	48,804
Cintas Corporation	72	49,619
Copart, Inc. (a)	1,254	72,610
ESAB Corporation	120	13,272
HEICO Corporation - Class A	275	42,360
Hubbell Incorporated	80	33,338
Ingersoll Rand Inc.	409	38,859
ITT Inc.	329	44,780
J.B. Hunt Transport Services, Inc.	138	27,478
Mine Safety Appliances Company, LLC	113	21,940
Quanta Services, Inc.	179	46,523
Saia, Inc. (a)	58	34,013
Simpson Manufacturing Co., Inc.	109	22,349
Trane Technologies Public Limited Company	245	73,481
Uber Technologies, Inc. (a)	333	25,659
Vertiv Holdings Co - Class A	252	20,590
Westinghouse Air Brake Technologies Corporation	123	17,883
		693,012
Health Care 19.7%
Acadia Healthcare Company, Inc. (a)	275	21,756
Agilent Technologies, Inc.	459	66,837
Align Technology, Inc. (a)	109	35,579
Alnylam Pharmaceuticals, Inc. (a)	134	19,975
Amicus Therapeutics, Inc. (a)	919	10,823
Apellis Pharmaceuticals, Inc. (a)	211	12,377
Centene Corporation (a)	324	25,465
DexCom, Inc. (a)	453	62,810
Exact Sciences Corporation (a)	428	29,526
Exelixis, Inc. (a)	802	19,026
IDEXX Laboratories, Inc. (a)	46	24,839
Inspire Medical Systems, Inc. (a)	78	16,679
IQVIA Holdings Inc (a)	235	59,481
McKesson Corporation	63	33,868
Mettler-Toledo International Inc. (a)	23	29,945
Natera, Inc. (a)	488	44,669
Neurocrine Biosciences, Inc. (a)	199	27,492
ResMed Inc.	98	19,401
Royalty Pharma PLC - Class A	559	16,963
Sarepta Therapeutics, Inc. (a)	77	9,958
Shockwave Medical, Inc. (a)	108	35,085
The Cooper Companies, Inc.	222	22,536
West Pharmaceutical Services, Inc.	102	40,336
		685,426
Consumer Discretionary 15.7%
AutoZone, Inc. (a)	5	15,572
Bright Horizons Family Solutions, Inc. (a)	284	32,145
Burlington Stores, Inc. (a)	112	25,995
Chipotle Mexican Grill, Inc. (a)	8	22,690
Domino's Pizza, Inc.	101	50,292
Doordash, Inc. - Class A (a)	493	67,875
Floor & Decor Holdings, Inc. - Class A (a)	242	31,417
Garmin Ltd.	128	19,014
Helen of Troy Limited (a)	89	10,235
Hilton Worldwide Holdings Inc.	196	41,899
Las Vegas Sands Corp.	373	19,273
Lululemon Athletica Canada Inc. (a)	47	18,198
Pool Corporation	78	31,399
Ross Stores, Inc.	535	78,551
Royal Caribbean Cruises Ltd. (a)	139	19,379
Thor Industries, Inc.	136	15,929
Tractor Supply Company	170	44,449
		544,312
Financials 11.7%
Ares Management Corporation - Class A	345	45,915
Arthur J. Gallagher & Co.	108	26,951
FactSet Research Systems Inc.	74	33,651
Interactive Brokers Group, Inc. - Class A	277	30,992
K.K.R. Co., Inc. - Class A	492	49,438
LPL Financial Holdings Inc.	114	30,100
Moody's Corporation	81	31,824
MSCI Inc. - Class A	67	37,723
Raymond James Financial, Inc.	245	31,505
Remitly Global, Inc. (a)	1,158	24,019
Robinhood Markets, Inc. - Class A (a)	593	11,933
Rocket Companies, Inc. - Class A (a) (b)	1,502	21,860
Tradeweb Markets Inc. - Class A	299	31,172
		407,083
Energy 3.1%
Cheniere Energy, Inc.	259	41,728
EOG Resources, Inc.	209	26,717
TechnipFMC PLC	1,519	38,137
		106,582
Communication Services 2.7%
Take-Two Interactive Software, Inc. (a)	239	35,416
The Trade Desk, Inc. - Class A (a)	673	58,848
		94,264
Consumer Staples 1.3%
Constellation Brands, Inc. - Class A	66	18,047
e.l.f. Beauty, Inc. (a)	132	25,848
		43,895
Materials 0.7%
Eagle Materials Inc.	86	23,389
Total Common Stocks (cost $2,634,817)		3,448,930
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	24,524	24,524
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	7,043	7,043
Total Short Term Investments (cost $31,567)		31,567
Total Investments 100.2% (cost $2,666,384)		3,480,497
Other Assets and Liabilities, Net (0.2)%		(6,737)
Total Net Assets 100.0%		3,473,760

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	37,367	137,985	150,828	492	—	—	24,524	0.7
JNL Government Money Market Fund, 5.29% - Class SL	—	7,474	431	—	—	—	7,043	0.2
	37,367	145,459	151,259	492	—	—	31,567	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,448,930	—	—	3,448,930
Short Term Investments	31,567	—	—	31,567
	3,480,497	—	—	3,480,497

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.5%
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	8	8
7.00%, 04/01/29 - 06/01/32	18	18
5.00%, 08/01/33 - 12/01/34	257	258
5.50%, 07/01/38	618	636
4.50%, 10/01/40	286	281
3.50%, 09/01/46 - 01/01/50	5,851	5,306
3.00%, 01/01/47 - 06/01/50	6,629	5,820
2.50%, 05/01/50	8,582	7,153
2.00%, 09/01/50 - 09/01/51	21,301	16,981
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	27,067	25,653
3.18%, 09/01/25	4,595	4,553
3.10%, 01/01/26	7,500	7,251
6.50%, 03/01/26 - 03/01/36	64	68
3.33%, 03/01/27	2,235	2,140
3.02%, 06/01/27 (a)	2,176	2,070
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	9	10
6.00%, 02/01/31 - 12/01/36	1,463	1,517
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	28,695
3.54%, 06/01/32	1,822	1,676
1.94%, 10/01/33	10,000	7,888
2.52%, 09/01/34	7,040	5,840
2.41%, 10/01/34	10,201	8,409
5.50%, 02/01/35 - 10/01/36	803	822
1.78%, 05/01/35	15,000	11,066
5.00%, 09/01/35 - 06/01/53	28,067	27,529
2.04%, 06/01/37	5,249	3,960
3.50%, 06/01/42 - 04/01/52	30,604	27,856
3.00%, 03/01/43 - 09/01/52	37,014	32,334
2.00%, 10/01/50	11,310	9,006
2.50%, 10/01/50 - 01/01/52	13,895	11,590
4.50%, 08/01/52 - 10/01/52	70,704	67,800
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	335	343
2.50%, 09/15/49 - 01/20/50	16,379	13,967
3.00%, 04/15/50	9,447	8,421
3.50%, 09/20/51	7,186	6,449
		353,378
U.S. Treasury Note 19.3%
Treasury, United States Department of
1.75%, 03/15/25	35,000	33,928
2.75%, 05/15/25	10,000	9,758
2.63%, 01/31/26	25,000	24,094
2.00%, 11/15/26	15,000	14,081
2.25%, 02/15/27 - 08/15/27	105,000	98,525
0.63%, 03/31/27	25,000	22,363
4.13%, 10/31/27	10,000	9,920
4.00%, 06/30/28	20,000	19,778
1.50%, 11/30/28	25,000	22,109
		254,556
Collateralized Mortgage Obligations 13.5%
Federal Home Loan Mortgage Corporation
Series D-3542, REMIC, 4.50%, 06/15/24	55	55
Series BY-3104, REMIC, 5.50%, 01/15/26	230	229
Series KW-3874, REMIC, 4.50%, 06/15/26	421	417
Series B-3917, REMIC, 4.50%, 08/15/26	278	277
Series GT-3270, REMIC, 5.50%, 01/15/27	364	363
Series DG-3737, REMIC, 5.00%, 10/15/30	123	122
Series PA-3981, REMIC, 3.00%, 04/15/31	545	536
Series AM-2525, REMIC, 4.50%, 04/15/32	61	60
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,187
Series MJ-2638, REMIC, 5.00%, 07/15/33	354	352
Series MU-2915, REMIC, 5.00%, 01/15/35	499	499
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,599	2,589
Series CB-3688, REMIC, 4.00%, 06/15/36	417	399
Series PB-3283, REMIC, 5.50%, 07/15/36	433	437
Series B-3413, REMIC, 5.50%, 04/15/37	143	147
Series PE-3341, REMIC, 6.00%, 07/15/37	292	298
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,877	2,653
Series QH-3699, REMIC, 5.50%, 07/15/40	459	459
Series PB-4047, REMIC, 3.50%, 01/15/41	1,545	1,515
Series 30-264, REMIC, 3.00%, 07/15/42	4,839	4,382
Series YN-4094, REMIC, 3.00%, 08/15/42	2,410	2,231
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	3,932
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,050
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,229
Series KR-4945, REMIC, 2.50%, 09/25/49	4,764	4,077
Series MD-4937, REMIC, 2.50%, 10/25/49	3,847	3,312
Series PA-4933, REMIC, 2.50%, 10/25/49	5,940	5,141
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,871	5,950
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	2	2
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	6,261	5,984
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,520
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	19	19
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	5,522	5,153
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,822	1,768
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,023
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,498
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,842
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,529
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	74	74
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	837	840
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	315	249
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,098
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	63	63
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,385
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	941	938
Series 2010-SL-4, REMIC, 0.00%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	17
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	44	44
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	584	571
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,312
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,419	1,490
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	582	547
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	379	380
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,088
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,837	2,534
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	904	869
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,448	2,258
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,231
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	5,554	5,064
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,108	2,724
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,975	1,768
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	9,292	8,245
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,472	3,877
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	118	121
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	9,422	7,528
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	17	17
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	293	297
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	429	431
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	572	575
Interest Only, Series 2008-SA-40, REMIC, 0.96%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	612	34
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	151	149
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,056	1,010
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	12,328	12,221
Interest Only, Series 2011-SH-97, REMIC, 0.69%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	1,081	74
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,681
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,019
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,815
Series 2013-FA-H16, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	1,631	1,626
		177,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 12.0%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	53,841
2.38%, 02/15/42	15,000	11,152
3.88%, 02/15/43 - 05/15/43	18,000	16,633
3.75%, 11/15/43	48,000	43,410
3.00%, 05/15/45 - 02/15/48	37,500	29,742
2.25%, 08/15/49	5,000	3,333
		158,111
Commercial Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	2,782	2,710
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,663
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,518
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,508	4,443
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 2.93%, 09/25/27 (a)	2,059	1,942
Series 2019-A2-M1, REMIC, 3.55%, 09/25/28 (a)	3,471	3,320
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (a)	7,500	6,040
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,447
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,945	7,562
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	11,693	10,551
		53,196
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
1.38%, 02/15/44 (b)	43,978	38,508
U.S. Government Agency Obligations 2.9%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	6,438
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,340
FHLBanks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,123
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	15,841
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,291
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,113
		38,146
Total Government And Agency Obligations (cost $1,204,041)		1,073,395
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	270	235
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e)	154	126
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,983
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,284
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	882	842
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,211
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,671
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,231	7,690
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	135	129
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,520
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,810
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,298	5,926
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,811
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,848
Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-A
Series 2006-A-A, REMIC, 5.70%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	625	3
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.64%, 02/25/34 (a)	192	160
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.55%, 10/25/34 (a)	35	33
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,106	926
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,857	12,044
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,015	3,771
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.70%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	7	7
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,850	9,945
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e)	229	179
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,650	10,734
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	343	353
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	144	132
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,394
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,895
Total Non-U.S. Government Agency Asset-Backed Securities (cost $125,826)		114,662
CORPORATE BONDS AND NOTES 7.3%
Financials 3.2%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,515
Bank of America Corporation
6.20%, 11/10/28	8,315	8,605
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	6,016
KeyBank National Association
5.85%, 11/15/27	8,000	7,940
Morgan Stanley
2.70%, 01/22/31	4,300	3,754
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,385
State Street Corporation
3.15%, 03/30/31	2,000	1,796
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,568
		41,579
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	6,652
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,363
		16,015
Consumer Staples 1.0%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,123
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,170
The Kroger Co.
1.70%, 01/15/31	5,000	4,046
		13,740
Health Care 0.5%
MultiCare Health System
2.80%, 08/15/50	1,250	771
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,243
Zoetis Inc.
2.00%, 05/15/30	2,200	1,857
		6,871
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	667
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,301
		5,968
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	5,083
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,418
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	990
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,591
		2,581
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,235
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	91
Total Corporate Bonds And Notes (cost $102,559)		96,581
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 5.19% (h) (i)	27,440	27,440
Total Short Term Investments (cost $27,440)		27,440
Total Investments 99.6% (cost $1,459,866)		1,312,078
Other Assets and Liabilities, Net 0.4%		5,818
Total Net Assets 100.0%		1,317,896
(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $24,025 and 1.8% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	55,867	231,419	259,846	655	—	—	27,440	2.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,073,395	—	1,073,395
Non-U.S. Government Agency Asset-Backed Securities	—	114,662	—	114,662
Corporate Bonds And Notes	—	96,581	—	96,581
Short Term Investments	27,440	—	—	27,440
	27,440	1,284,638	—	1,312,078

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.6%
Financials 23.7%
American Express Company	111	25,348
Bank of America Corporation	1,033	39,186
Berkshire Hathaway Inc. - Class B (a)	97	40,909
BlackRock, Inc.	42	35,406
Capital One Financial Corporation	46	6,798
Chubb Limited	79	20,348
Fiserv, Inc. (a)	84	13,450
M&T Bank Corporation	116	16,846
Marsh & Mclennan Companies, Inc.	43	8,777
MetLife, Inc.	210	15,587
Morgan Stanley	349	32,892
Prudential Financial, Inc.	74	8,645
S&P Global Inc.	22	9,148
The Charles Schwab Corporation	424	30,656
The Goldman Sachs Group, Inc.	29	12,128
The Hartford Financial Services Group, Inc.	207	21,353
The PNC Financial Services Group, Inc.	124	19,985
U.S. Bancorp	453	20,242
Wells Fargo & Company	838	48,554
		426,258
Health Care 15.9%
AbbVie Inc.	167	30,447
Becton, Dickinson and Company	51	12,643
Biogen Inc. (a)	21	4,492
Boston Scientific Corporation (a)	289	19,761
Bristol-Myers Squibb Company	482	26,149
Eli Lilly and Company	14	10,779
Humana Inc.	32	11,179
Johnson & Johnson	164	25,929
Medtronic, Inc.	203	17,712
Merck & Co., Inc.	56	7,339
Pfizer Inc.	274	7,593
Regeneron Pharmaceuticals, Inc. (a)	15	14,312
The Cigna Group	62	22,475
UnitedHealth Group Incorporated	68	33,842
Universal Health Services, Inc. - Class B	57	10,352
Vertex Pharmaceuticals Incorporated (a)	41	17,008
Zimmer Biomet Holdings, Inc.	96	12,735
		284,747
Industrials 14.4%
Carrier Global Corporation	434	25,237
CSX Corporation	920	34,115
Dover Corporation	160	28,413
Eaton Corporation Public Limited Company	98	30,614
General Dynamics Corporation	87	24,561
Northrop Grumman Corporation	36	17,085
Parker-Hannifin Corporation	34	18,624
Republic Services, Inc.	67	12,741
RTX Corporation	206	20,112
Union Pacific Corporation	69	17,062
United Parcel Service, Inc. - Class B	202	30,002
		258,566
Energy 8.4%
Chevron Corporation	246	38,859
ConocoPhillips	380	48,387
EOG Resources, Inc.	211	26,957
Exxon Mobil Corporation	316	36,766
		150,969
Information Technology 8.3%
Advanced Micro Devices, Inc. (a)	85	15,408
Analog Devices, Inc.	155	30,654
International Business Machines Corporation	57	10,925
Microsoft Corporation	68	28,526
NXP Semiconductors N.V.	114	28,191
Teradyne, Inc.	96	10,785
Texas Instruments Incorporated	143	24,992
		149,481
Consumer Discretionary 7.9%
AutoZone, Inc. (a)	6	19,795
Booking Holdings Inc.	2	8,522
Home Depot, Inc. , The	56	21,510
Lowe`s Companies, Inc.	105	26,650
McDonald's Corporation	63	17,797
Nike, Inc. - Class B	118	11,053
O'Reilly Automotive, Inc. (a)	10	10,854
TJX Companies, Inc., The	249	25,204
		141,385
Consumer Staples 5.9%
Dollar General Corporation	67	10,515
Mondelez International, Inc. - Class A	194	13,612
PepsiCo, Inc.	75	13,094
Philip Morris International Inc.	270	24,776
Procter & Gamble Company, The	140	22,766
Walmart Inc.	363	21,865
		106,628
Materials 5.3%
Air Products and Chemicals, Inc.	110	26,741
Axalta Coating Systems Ltd. (a)	983	33,807
Ball Corporation	120	8,075
Legacy Vulcan Corp.	95	25,929
		94,552
Communication Services 4.8%
Alphabet Inc. - Class C (a)	121	18,382
Comcast Corporation - Class A	595	25,794
Meta Platforms, Inc. - Class A	45	21,838
T-Mobile USA, Inc.	56	9,119
Walt Disney Company, The	90	10,965
		86,098
Utilities 3.8%
CMS Energy Corporation	274	16,541
Entergy Corporation	52	5,535
NextEra Energy, Inc.	299	19,079
Public Service Enterprise Group Incorporated	251	16,755
XCEL Energy Inc.	190	10,203
		68,113
Real Estate 1.2%
AvalonBay Communities, Inc.	29	5,459
Host Hotels & Resorts, Inc.	474	9,807
Ventas, Inc.	150	6,534
		21,800
Total Common Stocks (cost $1,352,857)		1,788,597
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.19% (e) (f)	5,548	5,548
Total Short Term Investments (cost $5,548)		5,548
Total Investments 99.9% (cost $1,358,405)		1,794,145
Other Assets and Liabilities, Net 0.1%		1,792
Total Net Assets 100.0%		1,795,937

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	17,600	120,269	132,321	141	—	—	5,548	0.3

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,788,597	—	—	1,788,597
Other Equity Interests	—	—	—	—
Short Term Investments	5,548	—	—	5,548
	1,794,145	—	—	1,794,145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 96.7%
United Kingdom 16.9%
Ashtead Group Public Limited Company	71	5,054
Coca-Cola Europacific Partners PLC	167	11,775
Compass Group PLC	417	12,246
Experian PLC	171	7,451
Informa Jersey Limited	711	7,457
JD Sports Fashion PLC	3,095	5,252
London Stock Exchange Group PLC	82	9,816
Relx PLC	511	22,071
WPP 2012 Limited	575	5,449
		86,571
Japan 15.0%
BayCurrent Consulting , Inc.	220	4,327
Daikin Industries, Ltd.	41	5,672
FANUC Corporation	262	7,328
Hoya Corporation	85	10,640
Kobe Bussan Co., Ltd.	144	3,543
MonotaRO Co., Ltd.	222	2,667
Nippon Sanso Holdings Corporation	251	7,870
Renesas Electronics Corporation	520	9,271
Shimadzu Corporation	75	2,094
Suzuki Motor Corporation	483	5,515
Tokyo Electron Limited	42	11,062
Trial Holdings Inc. (a) (b)	199	3,462
ULVAC, Inc.	53	3,430
		76,881
Germany 10.6%
Continental Aktiengesellschaft	90	6,478
CTS Eventim AG & Co. KGaA	73	6,457
Gerresheimer AG	57	6,422
Hensoldt AG	228	10,691
MERCK Kommanditgesellschaft auf Aktien	64	11,355
Siemens Aktiengesellschaft - Class N	67	12,760
		54,163
Ireland 7.6%
CRH Public Limited Company	114	9,860
Icon Public Limited Company (a)	49	16,426
Ryanair Holdings Public Limited Company - ADR	88	12,860
		39,146
Canada 7.3%
Banque Nationale Du Canada (b)	63	5,292
Canadian Pacific Kansas City Limited	119	10,463
Suncor Energy Inc.	279	10,293
Toromont Industries Ltd.	116	11,157
		37,205
Denmark 7.0%
Carlsberg A/S - Class B	85	11,560
Novo Nordisk A/S - Class B	191	24,616
		36,176
United States of America 6.9%
Accenture Public Limited Company - Class A	32	11,006
AON Public Limited Company - Class A	42	14,074
Chubb Limited	41	10,483
		35,563
France 6.2%
Airbus SE	83	15,245
Engie	479	8,028
Pernod Ricard	52	8,335
		31,608
Netherlands 5.1%
ASML Holding N.V.	20	19,381
STMicroelectronics N.V. (b)	160	6,867
		26,248
Switzerland 3.3%
ABB Ltd - Class N	228	10,579
VAT Group AG (c)	12	6,425
		17,004
Israel 2.9%
Israel Discount Bank Limited	1,841	9,526
Wix.Com Ltd. (a)	38	5,236
		14,762
Finland 1.9%
Sampo Oyj - Class A	230	9,822
Sweden 1.8%
Hexagon Aktiebolag - Class B	774	9,163
Italy 1.7%
UniCredit S.p.A.	234	8,878
Belgium 1.3%
KBC Groep	90	6,745
Portugal 1.2%
EDP - Energias de Portugal, S.A.	1,537	5,989
Total Common Stocks (cost $408,264)		495,924
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	18,733	18,733
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	5,460	5,460
Total Short Term Investments (cost $24,193)		24,193
Total Investments 101.4% (cost $432,457)		520,117
Other Assets and Liabilities, Net (1.4)%		(7,139)
Total Net Assets 100.0%		512,978

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	13,904	48,891	44,062	154	—	—	18,733	3.6
JNL Government Money Market Fund, 5.29% - Class SL	—	5,534	74	7	—	—	5,460	1.1
	13,904	54,425	44,136	161	—	—	24,193	4.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
VAT Group AG	03/08/24	6,588	6,425	1.3

JNL/Lazard International Strategic Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	SSB	04/03/24	GBP	233	295	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	117,150	378,774	—	495,924
Short Term Investments	24,193	—	—	24,193
	141,343	378,774	—	520,117
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.6%
United States of America 55.4%
Alnylam Pharmaceuticals, Inc. (a)	76	11,409
Alphabet Inc. - Class A (a)	247	37,204
Amazon.com, Inc. (a)	261	46,999
Autodesk, Inc. (a)	27	7,000
Block, Inc. - Class A (a)	105	8,847
Boeing Company, The (a)	149	28,744
Deere & Company	12	4,808
Doximity, Inc. - Class A (a)	252	6,768
Expeditors International of Washington, Inc. - Class A	39	4,789
Meta Platforms, Inc. - Class A	116	56,171
Microsoft Corporation	73	30,742
Netflix, Inc. (a)	49	29,694
Oracle Corporation	217	27,268
Qualcomm Incorporated	66	11,227
Salesforce, Inc.	62	18,605
SEI Investments Company	84	6,034
Tesla Inc. (a)	135	23,636
Under Armour, Inc. - Class A (a)	473	3,487
Vertex Pharmaceuticals Incorporated (a)	32	13,457
Visa Inc. - Class A	98	27,368
Yum! Brands, Inc.	33	4,606
		408,863
Brazil 7.8%
American Beverage Co Ambev - ADR	5,775	14,323
MercadoLibre, Inc. (a)	28	42,929
		57,252
China 7.6%
Alibaba Group Holding Limited - ADR	92	6,678
Baidu, Inc. - Class A - ADR (a)	90	9,420
Tencent Holdings Limited	418	16,305
Trip.com Group Limited - ADR (a)	376	16,499
Yum China Holdings, Inc.	182	7,248
		56,150
Netherlands 6.1%
Adyen N.V. (a) (b)	18	31,084
NXP Semiconductors N.V.	55	13,716
		44,800
Switzerland 5.9%
CRISPR Therapeutics AG (a) (c)	207	14,136
Nestle S.A. - Class N	60	6,366
Novartis AG - Class N	239	23,198
		43,700
United Kingdom 5.2%
Arm Holdings PLC - ADR (a)	114	14,299
Experian PLC	384	16,697
Reckitt Benckiser Group PLC	40	2,283
Unilever PLC	100	5,045
		38,324
Canada 3.5%
Shopify Inc. - Class A (a)	334	25,799
Denmark 3.4%
Novo Nordisk A/S - Class B	196	25,150
Japan 1.7%
FANUC Corporation	457	12,793
France 0.8%
Pluxee France (a)	54	1,596
Societe d'exploitation Hoteliere	54	4,627
		6,223
Hong Kong 0.2%
Budweiser Brewing Company APAC Limited (b)	1,004	1,479
Total Common Stocks (cost $538,119)		720,533
PREFERRED STOCKS 1.1%
Switzerland 1.1%
Roche Holding AG	33	8,311
Total Preferred Stocks (cost $11,011)		8,311
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	8,926	8,926
Total Short Term Investments (cost $8,926)		8,926
Total Investments 99.9% (cost $558,056)		737,770
Other Assets and Liabilities, Net 0.1%		719
Total Net Assets 100.0%		738,489

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	5,624	54,733	51,431	114	—	—	8,926	1.2

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	22,315	31,084	4.2
Budweiser Brewing Company APAC Limited	04/21/20	2,762	1,479	0.2
		25,077	32,563	4.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	575,506	145,027	—	720,533
Preferred Stocks	—	8,311	—	8,311
Short Term Investments	8,926	—	—	8,926
	584,432	153,338	—	737,770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 62.1%
Financials 27.0%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	2,778	2,738
6.34%, 09/18/27 (a) (b)	600	609
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,475	2,416
6.45%, 04/15/27 (a)	289	297
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	3,143	3,142
6.61%, 09/13/29 (a)	483	503
AIG Global Funding
5.75%, 07/02/26 (a)	380	381
5.20%, 01/12/29 (a)	418	419
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,311
American Express Company
6.34%, 10/30/26	1,592	1,613
5.10%, 02/16/28	415	415
Ameriprise Financial, Inc.
5.70%, 12/15/28	541	557
Aon Corporation
8.21%, 01/01/27	117	126
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	974	970
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,016
6.25%, 04/15/28 (a)	533	545
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,927
2.13%, 02/21/26 (a)	243	226
4.25%, 04/15/26 (a)	2,307	2,228
3.25%, 02/15/27 (a)	378	351
2.75%, 02/21/28 (a)	343	307
6.38%, 05/04/28 (a)	249	254
5.75%, 03/01/29 (a)	481	478
Banco Bilbao Vizcaya Argentaria, S.A.
5.38%, 03/13/29 (b)	800	807
Bank of America Corporation
3.95%, 04/21/25	241	237
3.84%, 04/25/25	2,592	2,588
3.09%, 10/01/25	2,020	1,994
2.46%, 10/22/25	1,108	1,088
1.53%, 12/06/25	442	430
1.32%, 06/19/26	1,426	1,356
1.20%, 10/24/26	2,263	2,118
1.73%, 07/22/27	607	560
4.95%, 07/22/28	1,070	1,062
Bank of Ireland Group Public Limited Company
6.25%, 09/16/26 (a) (b)	1,739	1,746
2.03%, 09/30/27 (a)	657	601
5.60%, 03/20/30 (a)	854	853
Bank of Montreal
5.27%, 12/11/26	1,157	1,162
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,051
Barclays PLC
3.93%, 05/07/25	1,870	1,866
2.85%, 05/07/26 (b)	350	339
5.20%, 05/12/26 (b)	1,618	1,601
5.83%, 05/09/27	1,176	1,179
6.50%, 09/13/27	725	739
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (a)	150	150
Block, Inc.
2.75%, 06/01/26	125	118
BNP Paribas
2.82%, 11/19/25 (a) (b)	1,231	1,207
2.22%, 06/09/26 (a) (b)	1,563	1,502
2.59%, 01/20/28 (a)	2,104	1,954
5.13%, 01/13/29 (a)	491	490
5.50%, 05/20/30 (a)	570	571
BPCE
4.50%, 03/15/25 (a)	1,871	1,845
5.98%, 01/18/27 (a) (b)	846	847
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	558	561
CaixaBank, S.A.
5.67%, 03/15/30 (a)	380	380
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	918	915
Capital One Financial Corporation
4.17%, 05/09/25	637	636
CIT Bank, N.A.
2.97%, 09/27/25	507	496
Citigroup Inc.
3.35%, 04/24/25	1,690	1,687
4.14%, 05/24/25	1,178	1,175
4.40%, 06/10/25	1,854	1,828
3.11%, 04/08/26	3,779	3,683
3.89%, 01/10/28	817	788
5.17%, 02/13/30	1,268	1,263
Citizens Bank, National Association
6.06%, 10/24/25	329	328
4.58%, 08/09/28 (c)	759	726
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	468
CNO Financial Group, Inc.
5.25%, 05/30/25	609	605
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	925
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	841	828
Danske Bank A/S
3.24%, 12/20/25 (a)	2,620	2,567
6.47%, 01/09/26 (a)	1,265	1,269
1.62%, 09/11/26 (a)	3,851	3,627
5.43%, 03/01/28 (a)	637	639
4.30%, 04/01/28 (a)	367	354
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,073
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (d)	1,030	1,069
F&G Global Funding
0.90%, 09/20/24 (a)	348	340
5.15%, 07/07/25 (a)	1,915	1,887
2.30%, 04/11/27 (a)	608	549
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	440	446
5.25%, 04/26/29 (a)	868	865
Ford Motor Credit Company LLC
5.13%, 06/16/25	600	595
3.38%, 11/13/25	1,539	1,481
5.80%, 03/08/29 (e)	1,112	1,116
GA Global Funding Trust
0.80%, 09/13/24 (a)	3,744	3,652
5.50%, 01/08/29 (a)	821	824
Global Payments Inc.
2.65%, 02/15/25	318	310
4.95%, 08/15/27	841	835
HSBC Holdings PLC
3.00%, 03/10/26 (b)	1,048	1,021
5.89%, 08/14/27 (b)	762	765
Huntington Bancshares Incorporated
4.44%, 08/04/28	403	389
ING Groep N.V.
6.08%, 09/11/27 (b)	1,325	1,336
Intesa Sanpaolo SPA
5.02%, 06/26/24 (a)	4,699	4,675
3.25%, 09/23/24 (a)	2,283	2,256
5.71%, 01/15/26 (a)	200	198
JPMorgan Chase & Co.
0.82%, 06/01/25	928	920
2.30%, 10/15/25	1,295	1,272
5.55%, 12/15/25	1,615	1,613
6.24%, (SOFR + 0.92%), 02/24/26 (f)	1,744	1,758
6.50%, (SOFR + 1.18%), 02/24/28 (f)	433	438

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
KeyBank National Association
4.70%, 01/26/26	1,404	1,370
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	272	272
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	1,088	1,044
6.75%, 11/17/28	756	792
M&T Bank Corporation
4.55%, 08/16/28	637	607
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,021	1,998
Macquarie Group Limited
1.20%, 10/14/25 (a)	442	431
5.11%, 08/09/26 (a)	1,152	1,146
1.34%, 01/12/27 (a)	645	598
Manufacturers and Traders Trust Company
4.65%, 01/27/26	2,603	2,545
4.70%, 01/27/28	397	382
MGIC Investment Corporation
5.25%, 08/15/28	537	522
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,257	1,253
5.06%, 09/12/25	812	809
5.72%, 02/20/26	594	594
Morgan Stanley
3.62%, 04/17/25	3,529	3,526
0.79%, 05/30/25	924	915
4.68%, 07/17/26	175	173
6.14%, 10/16/26	217	219
5.12%, 02/01/29	623	621
5.45%, 07/20/29	720	727
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	370	373
5.45%, 12/12/28 (a)	620	632
NatWest Group PLC
7.47%, 11/10/26 (b)	1,512	1,553
5.58%, 03/01/28 (b)	470	472
5.81%, 09/13/29	1,248	1,268
Navient Corporation
5.88%, 10/25/24	354	353
6.75%, 06/25/25	363	365
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	1,886	1,867
Radian Group Inc.
6.20%, 05/15/29	607	617
Royal Bank of Canada
6.00%, 11/01/27 (b)	558	576
Santander Holdings USA, Inc.
3.50%, 06/07/24	166	165
3.24%, 10/05/26	217	204
2.49%, 01/06/28	385	350
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)	397	390
6.53%, 01/10/29 (b)	955	985
Societe Generale
2.23%, 01/21/26 (a) (b)	555	538
Standard Chartered PLC
2.82%, 01/30/26 (a)	1,240	1,208
6.19%, 07/06/27 (a) (b)	306	309
6.75%, 02/08/28 (a)	393	405
Sumitomo Mitsui Financial Group, Inc.
5.80%, 07/13/28	407	419
Swedbank AB
6.14%, 09/12/26 (a)	459	466
The Bank of New York Mellon Corporation
4.41%, 07/24/26	178	176
4.54%, 02/01/29	495	488
The Goldman Sachs Group, Inc.
5.80%, 08/10/26	571	573
1.95%, 10/21/27	3,170	2,911
2.64%, 02/24/28	420	391
4.22%, 05/01/29	2,501	2,407
The Huntington National Bank
4.01%, 05/16/25	780	777
5.70%, 11/18/25	297	295
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	493	508
Toronto-Dominion Bank, The
5.26%, 12/11/26 (b)	1,140	1,147
4.69%, 09/15/27 (b)	684	677
Truist Financial Corporation
4.26%, 07/28/26	747	734
6.05%, 06/08/27	514	521
4.87%, 01/26/29	477	469
5.44%, 01/24/30	409	408
U.S. Bancorp
6.79%, 10/26/27	896	927
4.55%, 07/22/28	764	753
4.65%, 02/01/29 (e)	883	865
5.78%, 06/12/29	840	855
UBS AG
5.13%, 05/15/24 (c)	1,417	1,414
UBS Group AG
2.59%, 09/11/25 (a) (b)	1,041	1,026
4.49%, 05/12/26 (a)	2,761	2,722
5.71%, 01/12/27 (a)	555	557
1.49%, 08/10/27 (a) (b)	313	284
6.44%, 08/11/28 (a) (b)	2,029	2,088
3.87%, 01/12/29 (a) (b)	523	494
5.43%, 02/08/30 (a) (b)	279	279
Wells Fargo & Company
2.16%, 02/11/26	949	921
2.19%, 04/30/26	679	654
4.54%, 08/15/26	1,042	1,028
4.81%, 07/25/28	1,074	1,059
5.57%, 07/25/29	1,270	1,285
6.30%, 10/23/29	523	545
5.20%, 01/23/30	988	985
		180,603
Energy 9.8%
ABP Finance B.V.
2.00%, 07/15/26 (a)	635	587
Alliance Resource Operating Partners, L.P.
7.50%, 05/01/25 (a)	856	854
Apache Corporation
4.38%, 10/15/28	1,793	1,690
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,088
Callon Petroleum Company
6.38%, 07/01/26	875	884
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	2,103	2,108
Chesapeake Energy Corporation
5.50%, 02/01/26 (a)	981	974
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,102
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	1,250	1,222
Colgate Energy Partners III, LLC
7.75%, 02/15/26 (a)	650	658
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,539
Continental Resources, Inc.
3.80%, 06/01/24	3,277	3,266
2.27%, 11/15/26 (a)	1,639	1,508
4.38%, 01/15/28	868	838
Coronado Finance Pty Ltd
10.75%, 05/15/26 (a)	1,400	1,461
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,864
6.00%, 02/01/29 (a)	1,100	1,108
CrownRock, L.P.
5.63%, 10/15/25 (a)	840	838
DCP Midstream Operating, LP
5.38%, 07/15/25	715	714
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,046
Ecopetrol S.A.
5.38%, 06/26/26	726	714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Enbridge Inc.
5.90%, 11/15/26	409	417
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	859	866
Enlink Midstream, LLC
5.63%, 01/15/28 (a)	318	315
EQT Corporation
6.13%, 02/01/25 (d) (g)	1,206	1,209
3.13%, 05/15/26 (a)	1,787	1,696
3.90%, 10/01/27	1,089	1,035
5.70%, 04/01/28	564	569
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	352	331
HF Sinclair Corporation
5.00%, 02/01/28 (a)	1,168	1,134
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	862	859
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	539
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,021
Marathon Oil Corporation
5.30%, 04/01/29	631	629
Matador Resources Company
5.88%, 09/15/26	1,748	1,749
MEG Energy Corp.
7.13%, 02/01/27 (a)	980	995
Neptune Energy Bondco PLC
6.63%, 05/15/25 (a)	2,000	2,000
Occidental Petroleum Corporation
6.38%, 09/01/28	600	624
ONEOK, Inc.
5.55%, 11/01/26	410	414
5.65%, 11/01/28	410	420
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,422	1,437
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,196	1,192
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	969	916
PDC Energy, Inc.
5.75%, 05/15/26	1,557	1,556
Permian Resources Operating, LLC
6.88%, 04/01/27 (a)	318	318
Petroleos Mexicanos
6.88%, 10/16/25	1,100	1,088
6.49%, 01/23/27	1,003	946
Plains All American Pipeline, L.P.
3.60%, 11/01/24	553	546
Range Resources Corporation
8.25%, 01/15/29	64	67
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	675	631
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	428	428
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	828	856
SM Energy Company
5.63%, 06/01/25	1,465	1,459
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)	1,125	1,126
Suncor Energy Inc.
7.88%, 06/15/26	671	705
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,371
5.00%, 01/15/28	165	163
6.88%, 01/15/29	2,595	2,667
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	1,046
The Williams Companies, Inc.
5.40%, 03/02/26	339	340
5.30%, 08/15/28	535	539
4.90%, 03/15/29	659	655
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,195	1,170
Welltec International ApS
8.25%, 10/15/26 (a)	559	570
Western Midstream Operating, LP
4.75%, 08/15/28	385	374
6.35%, 01/15/29	256	266
		65,317
Utilities 7.1%
Alexander Funding Trust II
7.47%, 07/31/28 (a)	550	582
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	522	519
Alliant Energy Finance, LLC
5.95%, 03/30/29 (a)	1,349	1,389
Ameren Corporation
5.70%, 12/01/26	991	1,003
5.00%, 01/15/29	676	672
American Electric Power Company, Inc.
5.70%, 08/15/25 (g)	675	677
5.20%, 01/15/29	858	861
Black Hills Corporation
5.95%, 03/15/28	724	748
Calpine Corporation
5.25%, 06/01/26 (a)	93	92
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	479	484
CenterPoint Energy, Inc.
5.25%, 08/10/26	516	517
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,094	2,014
Constellation Energy Generation, LLC
5.60%, 03/01/28	766	781
DTE Energy Company
4.22%, 11/01/24 (g)	297	294
4.88%, 06/01/28	973	962
5.10%, 03/01/29	784	781
Duke Energy Corporation
4.85%, 01/05/29	544	539
Electricite de France
5.70%, 05/23/28 (a) (e)	872	886
ESKOM Holdings
7.13%, 02/11/25 (a)	762	757
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	717	716
Eversource Energy
5.00%, 01/01/27	286	285
5.95%, 02/01/29	550	568
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,465
FirstEnergy Corp.
2.05%, 03/01/25	510	489
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	1,998	1,973
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	548
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	1,648	1,648
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	693
Monongahela Power Company
4.10%, 04/15/24 (a)	358	358
National Fuel Gas Company
5.50%, 01/15/26 (d)	1,576	1,573
5.50%, 10/01/26	562	562
National Grid PLC
5.60%, 06/12/28	503	513
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (g)	503	505
5.75%, 09/01/25 (g)	698	701
NiSource Inc.
5.25%, 03/30/28	281	283
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,072	1,066
Pacific Gas And Electric Company
3.15%, 01/01/26	1,554	1,494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.55%, 05/15/29	494	499
PacifiCorp
5.10%, 02/15/29	340	343
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	479	475
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	527	541
Puget Energy, Inc.
3.65%, 05/15/25	1,073	1,047
Southwest Gas Corporation
5.80%, 12/01/27	705	722
5.45%, 03/23/28	564	573
System Energy Resources, Inc.
6.00%, 04/15/28	3,628	3,707
The AES Corporation
3.30%, 07/15/25 (a)	1,648	1,594
5.45%, 06/01/28	711	709
The Brooklyn Union Gas Company
4.63%, 08/05/27 (a)	1,510	1,465
The Southern Company
5.11%, 08/01/27 (g)	673	673
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	1,550	1,547
3.55%, 07/15/24 (a)	3,412	3,387
WEC Energy Group Inc.
5.60%, 09/12/26	572	578
		47,858
Consumer Discretionary 4.4%
General Motors Financial Company, Inc.
2.75%, 06/20/25	753	728
5.40%, 04/06/26 - 05/08/27	1,112	1,114
Hasbro, Inc.
3.90%, 11/19/29 (d)	1,928	1,789
Hyatt Hotels Corporation
1.80%, 10/01/24 (d)	338	331
5.75%, 01/30/27 (d)	570	579
Hyundai Capital America
1.00%, 09/17/24 (a)	1,353	1,324
5.88%, 04/07/25 (a)	401	402
6.25%, 11/03/25 (a)	834	843
5.50%, 03/30/26 (a)	776	778
5.65%, 06/26/26 (a)	822	825
5.95%, 09/21/26 (a)	755	765
5.25%, 01/08/27 (a)	669	668
2.00%, 06/15/28 (a)	654	574
6.10%, 09/21/28 (a)	745	768
5.30%, 01/08/29 (a)	409	410
6.50%, 01/16/29 (a)	763	801
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,092
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	623	626
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	1,003	989
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,286	1,318
Prosus N.V.
3.26%, 01/19/27 (a)	875	811
PVH Corp.
4.63%, 07/10/25 (d)	1,159	1,143
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (a)	490	519
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,109
Tapestry, Inc.
7.05%, 11/27/25 (d)	840	856
7.00%, 11/27/26 (d)	494	509
7.35%, 11/27/28 (d)	200	211
Toll Brothers Finance Corp.
4.88%, 11/15/25	716	706
Volkswagen Group of America, Inc.
5.80%, 09/12/25 (a)	1,094	1,099
5.40%, 03/20/26 (a)	950	951
5.70%, 09/12/26 (a)	799	807
6.00%, 11/16/26 (a)	400	408
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,099	1,077
3.79%, 03/15/25	556	546
6.41%, 03/15/26	1,476	1,476
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)	300	311
		29,263
Industrials 2.9%
AGCO Corporation
5.45%, 03/21/27	153	154
Aircastle Limited
5.25%, 08/11/25 (a)	790	783
BAE Systems PLC
5.00%, 03/26/27 (a)	426	425
5.13%, 03/26/29 (a)	318	319
Boeing Company, The
4.88%, 05/01/25 (d)	367	363
2.20%, 02/04/26 (d)	895	838
Carrier Global Corporation
5.80%, 11/30/25	342	344
Concentrix Corporation
6.65%, 08/02/26	394	397
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	500	502
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	839	837
GATX Corporation
5.40%, 03/15/27	293	295
HEICO Corporation
5.25%, 08/01/28	439	441
Hexcel Corporation
4.95%, 08/15/25 (d) (g)	1,052	1,039
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,402
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	270
5.35%, 01/12/27 - 03/30/29 (a)	1,172	1,174
4.20%, 04/01/27 (a)	1,403	1,363
6.05%, 08/01/28 (a)	1,348	1,387
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (a) (d)	1,622	1,642
RTX Corporation
5.75%, 11/08/26 - 01/15/29	755	774
Ryder System, Inc.
5.30%, 03/15/27	345	348
Trinity Industries, Inc.
4.55%, 10/01/24	865	855
Triton Container International Limited
1.15%, 06/07/24 (a)	1,041	1,030
2.05%, 04/15/26 (a)	778	716
Veralto Corporation
5.50%, 09/18/26 (a)	924	928
5.35%, 09/18/28 (a)	815	829
		19,455
Health Care 2.7%
Amgen Inc.
5.51%, 03/02/26	1,098	1,097
5.15%, 03/02/28	464	467
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	3,834	3,739
Bayer US Finance LLC
6.25%, 01/21/29 (a)	797	811
Centene Corporation
4.25%, 12/15/27	2,718	2,594
2.45%, 07/15/28	757	672
Elevance Health, Inc.
4.90%, 02/08/26	489	486
HCA Inc.
5.25%, 04/15/25 - 06/15/26	2,957	2,947
Humana Inc.
5.70%, 03/13/26	630	630

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Illumina, Inc.
5.80%, 12/12/25	666	667
5.75%, 12/13/27	896	907
IQVIA Inc.
6.25%, 02/01/29	347	361
Solventum Corporation
5.45%, 02/25/27 (a)	795	798
5.40%, 03/01/29 (a)	1,283	1,286
The Cigna Group
5.69%, 03/15/26	572	572
		18,034
Consumer Staples 2.4%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	1,090	1,089
B.A.T Capital Corporation
3.22%, 08/15/24	537	532
3.56%, 08/15/27	293	278
Bacardi Limited
5.25%, 01/15/29 (a)	653	650
Campbell Soup Company
5.30%, 03/20/26	252	252
5.20%, 03/19/27 - 03/21/29	440	442
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (d)	3,699	3,675
6.13%, 07/27/27 (a)	805	822
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	1,003
Philip Morris International Inc.
4.75%, 02/12/27	121	120
5.13%, 11/17/27	848	853
4.88%, 02/13/29	759	755
Reynolds American Inc.
4.45%, 06/12/25	909	897
Safeway Inc.
3.25%, 03/15/26 (a)	687	655
4.63%, 01/15/27 (a)	957	926
6.50%, 02/15/28 (a)	1,068	1,081
Tyson Foods, Inc.
5.40%, 03/15/29	211	213
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	328
4.90%, 04/21/27 (a)	549	541
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	918	876
		15,988
Real Estate 2.0%
American Tower Corporation
1.60%, 04/15/26	160	149
3.65%, 03/15/27	842	807
3.60%, 01/15/28	1,415	1,339
1.50%, 01/31/28	545	476
5.25%, 07/15/28	583	583
Crown Castle Inc.
3.65%, 09/01/27	507	481
5.00%, 01/11/28	596	590
EPR Properties
4.75%, 12/15/26	564	546
4.50%, 06/01/27	536	510
GLP Financing, LLC
5.25%, 06/01/25	628	623
5.38%, 04/15/26	469	465
HAT Holdings I LLC
3.38%, 06/15/26 (a)	704	663
Jones Lang LaSalle Incorporated
6.88%, 12/01/28	431	456
Retail Properties of America, Inc.
4.00%, 03/15/25	507	497
VICI Properties Inc.
3.50%, 02/15/25 (a)	1,949	1,904
4.63%, 06/15/25 (a)	724	713
4.50%, 09/01/26 (a)	589	571
4.25%, 12/01/26 (a)	626	603
3.75%, 02/15/27 (a)	441	418
3.88%, 02/15/29 (a)	457	421
Vornado Realty L.P.
3.50%, 01/15/25	559	546
2.15%, 06/01/26	284	257
		13,618
Materials 1.5%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	600	594
4.75%, 04/10/27 (a)	333	327
4.50%, 03/15/28 (a)	822	797
Celanese US Holdings LLC
6.17%, 07/15/27 (d)	1,722	1,754
Freeport-McMoRan Inc.
4.55%, 11/14/24	561	557
Glencore Funding LLC
4.63%, 04/29/24 (a)	855	854
1.63%, 04/27/26 (a)	533	495
4.00%, 03/27/27 (a)	564	546
5.34%, 04/04/27 (a)	885	887
6.13%, 10/06/28 (a)	513	530
5.37%, 04/04/29 (a)	878	881
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,712	1,604
		9,826
Communication Services 1.4%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	600	468
AMC Networks, Inc.
4.75%, 08/01/25	305	305
AT&T Inc.
5.54%, 02/20/26	1,161	1,160
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,709
NBN Co Limited
5.75%, 10/06/28 (a)	294	303
Netflix, Inc.
4.88%, 04/15/28	590	589
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	679
Sprint LLC
7.13%, 06/15/24	901	903
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	351	350
Telecom Italia SPA
5.30%, 05/30/24 (a)	880	876
T-Mobile USA, Inc.
2.25%, 02/15/26	1,008	953
2.63%, 04/15/26	509	484
3.75%, 04/15/27	570	550
		9,329
Information Technology 0.9%
Arrow Electronics, Inc.
6.13%, 03/01/26	497	495
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	716
Dell International L.L.C.
6.02%, 06/15/26 (d)	274	277
4.90%, 10/01/26 (d)	714	709
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,383
Gartner, Inc.
4.50%, 07/01/28 (a)	172	164
Keysight Technologies, Inc.
4.60%, 04/06/27	298	294
Microchip Technology Incorporated
4.25%, 09/01/25	324	319
Motorola Solutions, Inc.
5.00%, 04/15/29	264	263
Oracle Corporation
2.30%, 03/25/28	1,143	1,034
SK Hynix Inc.
5.50%, 01/16/27 (a)	307	309
		5,963
Total Corporate Bonds And Notes (cost $415,332)		415,254

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.2%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 6.59%, (1 Month Term SOFR + 1.26%), 10/20/36 (f)	915	908
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.84%, (1 Month Term SOFR + 1.51%), 01/16/37 (f)	850	845
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,223
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,416
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	564
Anchorage Capital Clo 3-R, LLC
Series 2014-A-3RA, 6.63%, (3 Month Term SOFR + 1.31%), 01/28/31 (f)	207	207
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	34	30
Apidos CLO XXXI
Series 2019-A1R-31A, 6.68%, (3 Month Term SOFR + 1.36%), 04/15/31 (f)	1,700	1,701
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	673	601
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.77%, (SOFR 30-Day Average + 1.45%), 01/15/37 (f)	1,059	1,051
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 6.54%, (1 Month Term SOFR + 1.21%), 05/15/36 (f)	720	717
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.51%, (1 Month Term SOFR + 1.18%), 08/15/34 (f)	990	980
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,962
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	950	927
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 6.68%, (3 Month Term SOFR + 1.36%), 10/18/32 (f)	1,000	1,000
Bain Capital Credit CLO 2020-5, Ltd
Series 2020-A1-5A, 6.80%, (3 Month Term SOFR + 1.48%), 01/20/32 (f)	410	410
Bain Capital Credit, LP
Series 2019-AR-1A, 6.70%, (3 Month Term SOFR + 1.39%), 04/19/34 (f)	2,510	2,506
Bank5 2023-5YR2
Series 2023-A3-5YR2, REMIC, 6.66%, 06/16/28 (f)	890	940
Bank5 2023-5YR4
Series 2023-A3-5YR4, REMIC, 6.50%, 11/15/28	1,540	1,624
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 6.65%, (3 Month Term SOFR + 1.33%), 04/21/31 (f)	2,000	2,001
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 0.00%, (SOFR 30-Day Average + 1.10%), 12/26/31 (f)	580	580
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 6.24%, (1 Month Term SOFR + 0.92%), 03/16/37 (f) (g)	1,460	1,402
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 6.51%, (1 Month Term SOFR + 1.18%), 06/16/26 (f)	651	647
Benchmark 2024-V5 Mortgage Trust
Series 2024-A3-V5, REMIC, 5.81%, 01/12/57	690	711
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	1,650	1,709
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.67%, (3 Month Term SOFR + 0.00%), 04/20/34 (f)	1,290	1,301
Benefit Street Partners CLO V-B Ltd
Series 2018-A1A-5BA, 6.67%, (3 Month Term SOFR + 1.35%), 04/20/31 (f)	2,265	2,266
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 6.56%, (3 Month Term SOFR + 1.24%), 07/20/29 (f)	2,473	2,474
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (f)	620	671
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	43	43
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.76%, (1 Month Term SOFR + 1.43%), 12/15/38 (f)	948	941
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 6.29%, (1 Month Term SOFR + 0.96%), 11/15/38 (f)	1,064	1,059
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.83%, (1 Month Term SOFR + 1.50%), 02/17/26 (f)	1,100	1,100
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.69%, (1 Month Term SOFR + 1.39%), 03/15/26 (f)	2,220	2,220
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 6.49%, (1 Month Term SOFR + 0.85%), 05/15/37 (f) (g)	951	947
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 6.32%, (1 Month Term SOFR + 1.00%), 01/18/39 (f)	1,005	1,000
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 0.00%, (1 Month Term SOFR + 1.44%), 04/15/29 (f)	1,070	1,067
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 6.09%, (1 Month Term SOFR + 0.76%), 08/17/26 (f)	2,500	2,408
Capital One Multi-Asset Execution Trust
Series 2022-A-A2, 3.49%, 05/15/25	1,140	1,117
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 6.63%, (3 Month Term SOFR + 1.31%), 07/28/31 (f)	3,340	3,341
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 6.63%, (3 Month Term SOFR + 1.31%), 07/21/31 (f)	1,686	1,687
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 6.48%, (3 Month Term SOFR + 1.16%), 07/20/29 (f)	269	269
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 6.66%, (3 Month Term SOFR + 1.34%), 04/21/31 (f)	1,600	1,601
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 05/15/27	1,810	1,809
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	939
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	92	88
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	3,048	3,000
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,155
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.68%, (3 Month Term SOFR + 1.36%), 10/20/32 (f)	1,400	1,400
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.70%, (3 Month Term SOFR + 1.31%), 06/01/32 (f)	1,440	1,442
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 6.66%, (3 Month Term SOFR + 1.36%), 01/31/31 (f)	214	214
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 6.56%, (3 Month Term SOFR + 1.26%), 10/18/30 (f)	1,247	1,247
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	951
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	1,645	1,659
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	942	946
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	17	17
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	134	134

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Credit Acceptance Auto Loan Trust 2023-1
Series 2023-A-1A, 6.48%, 02/17/26	1,955	1,977
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (g)	81	75
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (g)	785	684
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (f)	288	232
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 01/25/26 (f)	848	736
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	872	738
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	2,875	2,878
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	1,040	1,038
Drive Auto Receivables Trust 2021-2
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,078
Dryden 113 CLO Ltd
Series 2022-A1R-113A, 6.95%, (3 Month Term SOFR + 1.63%), 10/22/35 (f)	850	853
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 6.56%, (3 Month Term SOFR + 1.24%), 04/15/28 (f)	804	804
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.70%, (3 Month Term SOFR + 1.38%), 01/15/31 (f)	482	482
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 6.60%, (3 Month Term SOFR + 1.28%), 04/15/31 (f)	1,498	1,499
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.65%, (3 Month Term SOFR + 1.34%), 05/17/32 (f)	1,130	1,131
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (f)	39	35
Elmwood CLO VII Ltd
Series 2020-AR-4A, 6.95%, (3 Month Term SOFR + 1.63%), 01/17/34 (f)	1,280	1,281
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	1,018	1,017
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	72	71
Exeter Automobile Receivables Trust 2022-3
Series 2022-B-3A, 4.86%, 06/15/24	3,352	3,343
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	1,145	1,147
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	1,758	1,759
Flagship Credit Auto Trust 2023-3
Series 2023-C-3, 6.01%, 07/16/29	2,235	2,243
Ford Credit Auto Lease Trust 2024-A
Series 2024-A3-A, 5.06%, 05/15/26	940	939
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,834
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	27	27
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 6.53%, (3 Month Term SOFR + 1.21%), 07/24/30 (f)	492	492
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,761
GM Financial Consumer Automobile Receivables Trust
Series 2021-A3-1, 0.35%, 05/16/24	40	40
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.47%, (1 Month Term SOFR + 1.15%), 12/15/36 (f) (g)	617	616
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.76%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (f)	250	250
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 6.69%, (1 Month Term SOFR + 1.36%), 11/17/36 (f)	600	590
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 06/16/36 (f)	650	601
Series 2021-H-ROSS, REMIC, 11.34%, (1 Month Term SOFR + 6.01%), 06/16/36 (f)	750	79
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	344
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,107
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,129
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.44%, (1 Month Term SOFR + 1.11%), 09/19/36 (f) (g)	899	891
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 12/15/36 (f)	400	385
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,191
Hyundai Auto Lease Securitization Trust 2024-A
Series 2024-A3-A, 5.02%, 05/15/26	840	834
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	786	765
Kayne CLO 2 Ltd
Series 2018-AR-2A, 6.66%, (3 Month Term SOFR + 1.34%), 10/15/31 (f)	573	573
KKR CLO 24 LTD.
Series A1R-24, 6.66%, (3 Month Term SOFR + 1.34%), 04/20/32 (f)	1,620	1,620
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 08/15/26 (f)	1,012	982
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.51%, (1 Month Term SOFR + 1.18%), 02/17/39 (f) (g)	1,390	1,357
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,547
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,364
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 06/25/25	1,420	1,402
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.61%, (1 Month Term SOFR + 1.28%), 06/17/39 (f)	752	743
Series 2021-B-FL1, 7.19%, (1 Month Term SOFR + 1.86%), 06/17/39 (f)	1,150	1,125
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.62%, (1 Month Term SOFR + 1.30%), 05/15/24 (f)	1,220	1,209
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.87%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,620	1,611
Madison Park Funding LIX, Ltd.
Series 2021-A-59A, 6.70%, (3 Month Term SOFR + 1.40%), 01/18/34 (f)	3,000	3,001
Magnetite XXIX, Limited
Series 2021-A-29A, 6.57%, (3 Month Term SOFR + 1.25%), 01/17/34 (f)	520	521
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,341
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,679
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.52%, (1 Month Term SOFR + 1.19%), 10/20/36 (f)	1,084	1,077
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 7.13%, (1 Month Term SOFR + 1.80%), 03/19/39 (f)	1,680	1,679
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	429
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	235	212
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,096	963

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,048	926
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	409	370
Neuberger Berman Loan Advisers CLO 35 Ltd
Series 2019-ANR-35A, 6.62%, (3 Month Term SOFR + 0.00%), 01/19/33 (f)	2,230	2,232
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 6.56%, (3 Month Term SOFR + 1.23%), 07/25/30 (f)	253	252
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,280	2,296
OCP CLO 2020-18 Ltd
Series 2020-AR-18A, 6.67%, (3 Month Term SOFR + 1.35%), 07/20/32 (f)	750	750
Octagon Investment Partners XIV, Ltd.
Series 2012-AARR-1A, 6.53%, (3 Month Term SOFR + 1.21%), 07/16/29 (f)	224	224
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 6.59%, (3 Month Term SOFR + 1.26%), 01/27/31 (f)	203	203
Octagon Loan Funding, Ltd.
Series 2014-ARR-1A, 6.76%, (3 Month Term SOFR + 1.44%), 11/18/31 (f)	1,874	1,876
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	719	713
Series 2021-A-1A, 0.93%, 03/22/27	46	46
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	449	447
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 01/15/26 (f)	500	487
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,061	1,023
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,051
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	4,180	4,203
OZLM XVII, Ltd.
Series 2017-A1-17A, 6.83%, (3 Month Term SOFR + 1.51%), 07/22/30 (f)	820	820
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	301	298
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 6.61%, (3 Month Term SOFR + 1.29%), 07/20/29 (f)	116	116
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A3-A, 3.96%, 04/15/26	3,173	3,150
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 6.39%, (1 Month Term SOFR + 1.06%), 07/25/36 (f)	369	366
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.61%, (3 Month Term SOFR + 1.29%), 10/23/30 (f)	1,455	1,455
RR 24 Ltd
Series 2022-A1AR-24A, 7.08%, (3 Month Term SOFR + 1.73%), 01/15/36 (f)	2,170	2,179
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,172
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,809
Santander Drive Auto Receivables Trust 2024-1
Series 2024-A2-1, 5.71%, 06/16/25	1,350	1,351
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	1,090	1,090
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	132	131
Series 2021-B-1A, 1.37%, 08/20/29	1,000	960
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,986	1,951
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A3-1A, 5.47%, 12/20/26	695	699
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	445	443
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 01/15/27 (f)	1,190	1,183
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	413	370
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,338
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 6.54%, (3 Month Term SOFR + 1.22%), 11/18/30 (f)	441	441
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 6.64%, (3 Month Term SOFR + 1.32%), 01/29/32 (f)	250	250
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (g)	4,000	3,704
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	676	673
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	20	20
Valley Stream Park CLO LTD
Series 2022-AR-1A, 6.95%, (3 Month Term SOFR + 1.63%), 10/20/34 (f)	2,130	2,131
Verizon Master Trust
Series 2024-A-2, 4.83%, 01/29/29	1,340	1,339
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (g)	43	41
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (f)	287	247
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	415	345
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	494	435
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	1,205	1,208
Westlake Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.89%, 07/15/26	446	441
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	615	607
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 08/15/24	909	909
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,150	1,152
York CLO-2 Ltd
Series 2015-AR-1A, 6.73%, (3 Month Term SOFR + 1.41%), 01/22/31 (f)	2,499	2,500
Total Non-U.S. Government Agency Asset-Backed Securities (cost $191,508)		189,009
SENIOR FLOATING RATE INSTRUMENTS 5.9%
Consumer Discretionary 1.3%
Aramark Services, Inc.
2019 Term Loan B4, 7.19%, (SOFR + 1.75%), 12/04/26 (f)	1,768	1,766
Hilton Domestic Operating Company, Inc.
2023 Term Loan B3, 7.18%, (SOFR + 1.75%), 06/21/28 (f)	2,000	2,003
KFC Holding Co.
2021 Term Loan B, 7.19%, (SOFR + 1.75%), 03/10/28 (f)	1,397	1,395
Resorts World Las Vegas LLC
Term Loan A, 6.83%, (SOFR + 1.50%), 04/16/24 (f) (h)	2,000	1,995
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 7.18%, (SOFR + 1.75%), 04/08/27 (f)	1,604	1,598
		8,757
Communication Services 0.8%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (f)	2,937	2,937
DirecTV Financing, LLC
Term Loan, 0.00%, (SOFR + 5.00%), 07/22/27 (f) (i)	398	398
Term Loan, 10.44%, (SOFR + 5.00%), 07/22/27 (f)	694	694

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Virgin Media Bristol LLC
USD Term Loan N, 7.94%, (1 Month Term SOFR + 2.50%), 10/03/27 (f)	1,500	1,476
		5,505
Health Care 0.8%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.44%, (SOFR + 2.00%), 05/18/26 (f)	1,422	1,420
DaVita, Inc.
2020 Term Loan B, 0.00%, (SOFR + 1.75%), 07/30/26 (f) (i)	281	281
2020 Term Loan B, 6.38%, (SOFR + 1.75%), 07/30/26 (f)	1,306	1,305
Elanco Animal Health Incorporated
Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 02/04/27 (f)	1,067	1,063
HCA Inc.
2021 Term Loan A, 6.80%, (SOFR + 1.38%), 06/30/26 (f)	1,245	1,245
		5,314
Industrials 0.7%
Carnival Corporation
2023 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/27 (f)	417	417
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 0.00%, (SOFR + 1.75%), 04/21/28 (f) (i)	104	103
2021 Term Loan B4, 7.18%, (SOFR + 1.75%), 04/21/28 (f)	1,909	1,907
Genesee & Wyoming Inc. (New)
Term Loan, 7.45%, (3 Month Term SOFR + 2.00%), 10/29/26 (f)	1,600	1,600
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (f)	260	267
SRS Distribution Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 05/20/28 (f) (i)	666	670
		4,964
Consumer Staples 0.5%
Match Group, Inc.
2020 Term Loan B, 7.27%, (SOFR + 1.75%), 02/13/27 (f)	1,851	1,847
US Foods, Inc.
2019 Term Loan B, 7.44%, (SOFR + 2.00%), 08/14/26 (f)	1,432	1,434
		3,281
Information Technology 0.5%
Energizer Holdings, Inc.
2020 Term Loan, 7.69%, (1 Month Term SOFR + 2.25%), 12/16/27 (f)	1,740	1,735
SS&C European Holdings Sarl
2018 Term Loan B4, 0.00%, (SOFR + 1.75%), 02/27/25 (f) (i)	728	728
SS&C Technologies Inc.
2018 Term Loan B3, 0.00%, (SOFR + 1.75%), 02/27/25 (f) (i)	771	771
		3,234
Real Estate 0.4%
Invitation Homes Operating Partnership LP
2020 Term Loan A, 6.43%, (SOFR + 1.00%), 01/31/25 (f)	2,920	2,887
Financials 0.4%
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (f)	1,110	1,110
LPL Holdings, Inc.
2019 Term Loan B1, 1.92%, (1 Month Term SOFR + 1.75%), 11/07/26 (f)	469	468
NFP Corp.
2020 Term Loan, 8.69%, (SOFR + 3.25%), 02/13/27 (f)	1,097	1,097
		2,675
Materials 0.3%
Nutrition & Biosciences, Inc.
5 Year Delayed Draw Term Loan, 7.42%, (1 Month Term SOFR + 2.00%), 01/17/25 (f) (h)	2,025	2,005
Energy 0.2%
Buckeye Partners, L.P.
2024 Term Loan B3, 0.00%, (SOFR + 2.00%), 11/02/26 (f) (i)	550	551
2024 Term Loan B3, 7.33%, (SOFR + 2.00%), 11/02/26 (f)	447	447
		998
Total Senior Floating Rate Instruments (cost $39,643)		39,620
GOVERNMENT AND AGENCY OBLIGATIONS 2.0%
Collateralized Mortgage Obligations 1.1%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.82%, (SOFR 30-Day Average + 2.50%), 04/27/43 (f)	802	818
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 7.72%, (SOFR 30-Day Average + 2.40%), 12/26/42 (f)	1,659	1,702
Federal Home Loan Mortgage Corporation
Series 2022-M1A-DNA4, REMIC, 7.52%, (SOFR 30-Day Average + 2.20%), 05/27/42 (f)	1,919	1,951
Series 2023-M1A-DNA2, REMIC, 7.42%, (SOFR 30-Day Average + 2.10%), 04/25/43 (f)	3,064	3,119
		7,590
U.S. Treasury Inflation Indexed Securities 0.8%
Treasury, United States Department of
0.13%, 04/15/25 (j)	5,370	5,235
Sovereign 0.1%
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	652	651
Total Government And Agency Obligations (cost $13,390)		13,476
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 5.19% (k) (l)	13,335	13,335
Commercial Paper 0.3%
Walgreens Boots Alliance, Inc.
6.49%, 04/18/24	2,238	2,230
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (k) (l)	1,671	1,671
Total Short Term Investments (cost $17,236)		17,236
Total Investments 100.8% (cost $677,109)		674,595
Other Derivative Instruments (0.0)%		(185)
Other Assets and Liabilities, Net (0.8)%		(5,139)
Total Net Assets 100.0%		669,271

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $191,219 and 28.6% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(e) All or a portion of the security was on loan as of March 31, 2024.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(i) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	5,410	92,399	84,474	78	—	—	13,335	2.0
JNL Government Money Market Fund, 5.29% - Class SL	2,985	5,374	6,688	24	—	—	1,671	0.2
	8,395	97,773	91,162	102	—	—	15,006	2.2

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	727	726	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	1,423	1,414	0.2
		2,150	2,140	0.3

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,453	July 2024	297,507	(295)	(391)

Short Contracts
United States 5 Year Note	(789)	July 2024	(84,262)	110	(174)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	415,254	—	415,254
Non-U.S. Government Agency Asset-Backed Securities	—	189,009	—	189,009
Senior Floating Rate Instruments	—	35,620	4,000	39,620
Government And Agency Obligations	—	13,476	—	13,476
Short Term Investments	15,006	2,230	—	17,236
	15,006	655,589	4,000	674,595
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(565)	—	—	(565)
	(565)	—	—	(565)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 98.2%
Communication Services 96.8%
Alphabet Inc. - Class A (a)	941	141,991
Alphabet Inc. - Class C (a)	844	128,473
AMC Entertainment Holdings, Inc. - Class A (a) (b)	39	146
AT&T Inc.	1,142	20,090
Cable One, Inc.	1	308
Cogent Communications Holdings, Inc.	7	451
Comcast Corporation - Class A	633	27,422
Electronic Arts Inc.	39	5,167
Endeavor Group Holdings, Inc. - Class A	30	758
Former Charter Communications Parent, Inc. - Class A (a)	16	4,694
Fox Corporation - Class A	39	1,226
Fox Corporation - Class B	21	603
Frontier Communications Parent, Inc. (a)	35	862
IAC Inc. (a)	12	620
Iridium Communications Inc.	17	456
Liberty Broadband Corporation - Series A (a)	3	164
Liberty Broadband Corporation - Series C (a)	18	1,039
Liberty Media Corporation - Series A (a)	4	218
Liberty Media Corporation - Series A (a)	4	179
Liberty Media Corporation - Series A (a)	12	368
Liberty Media Corporation - Series C (a)	9	399
Liberty Media Corporation - Series C (a)	25	755
Liberty Media Corporation - Series C (a)	33	2,150
Live Nation Entertainment, Inc. (a)	23	2,374
Match Group, Inc. (a)	42	1,516
Meta Platforms, Inc. - Class A	354	172,062
Netflix, Inc. (a)	69	41,959
News Corporation - Class A	60	1,580
News Corporation - Class B	16	442
Nexstar Media Group, Inc. - Class A	5	890
Omnicom Group Inc.	31	2,959
Paramount Global - Class A (b)	1	22
Paramount Global - Class B (b)	83	971
Pinterest, Inc. - Class A (a)	88	3,063
Playtika Holding Corp.	7	52
Roblox Corporation - Class A (a)	77	2,924
Roku Inc. - Class A (a)	19	1,238
Sirius XM Holdings Inc. (b)	100	387
Snap Inc. - Class A (a)	163	1,868
Sphere Entertainment Co. - Class A (a)	3	485
Take-Two Interactive Software, Inc. (a)	25	3,751
TEGNA Inc.	30	452
The Interpublic Group of Companies, Inc.	61	1,988
The New York Times Company - Class A	25	1,082
TKO Group Holdings Inc. - Class A	9	732
T-Mobile USA, Inc.	72	11,778
Verizon Communications Inc.	671	28,162
Walt Disney Company, The	292	35,753
Warner Music Group Corp. - Class A	21	690
Yelp Inc. (a)	10	411
Ziff Davis, Inc. (a)	7	450
		658,580
Consumer Discretionary 0.9%
Doordash, Inc. - Class A (a)	44	6,062
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Information Technology 0.3%
Twilio Inc. - Class A (a)	27	1,644
Real Estate 0.2%
Zillow Group, Inc. - Class A (a)	8	392
Zillow Group, Inc. - Class C (a)	25	1,240
		1,632
Total Common Stocks (cost $531,846)		667,918
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	7,169	7,169
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	593	593
Total Short Term Investments (cost $7,762)		7,762
Total Investments 99.3% (cost $539,608)		675,680
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.7%		4,753
Total Net Assets 100.0%		680,425

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	2,854	97,796	93,481	67	—	—	7,169	1.0
JNL Government Money Market Fund, 5.29% - Class SL	549	4,052	4,008	8	—	—	593	0.1
	3,403	101,848	97,489	75	—	—	7,762	1.1

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	49	June 2024	5,207	(8)	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	667,918	—	—	667,918
Short Term Investments	7,762	—	—	7,762
	675,680	—	—	675,680
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	89	—	—	89
	89	—	—	89

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 95.9%
Academy Sports & Outdoors, Inc.	25	1,679
Acushnet Holdings Corp.	10	679
Adient Public Limited Company (a)	31	1,035
Advance Auto Parts, Inc.	19	1,622
Airbnb, Inc. - Class A (a)	138	22,765
Amazon.com, Inc. (a)	1,723	310,880
American Eagle Outfitters, Inc.	61	1,575
Aptiv PLC (a)	95	7,606
Asbury Automotive Group, Inc. (a)	7	1,639
Autoliv, Inc.	24	2,917
AutoNation, Inc. (a)	10	1,576
AutoZone, Inc. (a)	6	18,264
Bath & Body Works, Inc.	73	3,658
Best Buy Co., Inc.	62	5,111
Booking Holdings Inc.	12	41,793
BorgWarner Inc.	78	2,716
Boyd Gaming Corporation	24	1,621
Bright Horizons Family Solutions, Inc. (a)	18	2,039
Brunswick Corporation	23	2,242
Burlington Stores, Inc. (a)	20	4,645
Caesars Entertainment, Inc. (a)	69	3,019
Capri Holdings Limited (a)	39	1,769
CarMax, Inc. (a)	53	4,579
Carnival Corporation (a)	321	5,247
Carter's, Inc.	12	1,019
CAVA Group, Inc. (a)	5	355
Cavco Industries, Inc. (a)	3	1,051
Chewy, Inc. - Class A (a) (b)	40	633
Chipotle Mexican Grill, Inc. (a)	8	24,423
Choice Hotels International, Inc. (b)	9	1,125
Churchill Downs Incorporated	24	2,935
Columbia Sportswear Company	12	964
Coupang, Inc. - Class A (a)	392	6,970
Crocs, Inc. (a)	20	2,847
D.R. Horton, Inc.	103	16,981
Darden Restaurants, Inc.	40	6,730
Deckers Outdoor Corporation (a)	9	8,103
Dick's Sporting Goods, Inc.	19	4,325
Dillard's, Inc. - Class A (b)	2	724
DK Crown Holdings Inc. - Class A (a)	156	7,081
Domino's Pizza, Inc.	12	5,751
eBay Inc.	174	9,191
ETSY, Inc. (a)	40	2,780
Expedia Group, Inc. (a)	44	6,117
Five Below, Inc. (a)	17	3,164
Floor & Decor Holdings, Inc. - Class A (a)	36	4,659
Ford Motor Company	1,317	17,486
Fox Factory Holding Corp. (a)	14	720
Frontdoor, Inc. (a)	26	840
GameStop Corp. - Class A (a) (b)	90	1,131
Gap, Inc., The	72	1,997
General Motors Company	387	17,551
Gentex Corporation	79	2,850
Genuine Parts Company	47	7,264
Group 1 Automotive, Inc.	5	1,321
H & R Block, Inc.	49	2,386
Harley-Davidson, Inc.	47	2,061
Hasbro, Inc.	44	2,461
Hilton Grand Vacations Inc. (a)	25	1,183
Hilton Worldwide Holdings Inc.	79	16,943
Home Depot, Inc. , The	334	127,985
Hyatt Hotels Corporation - Class A	14	2,163
Installed Building Products, Inc.	8	2,055
KB Home	24	1,685
Kohl's Corporation	33	963
Kontoor Brands, Inc.	19	1,156
Las Vegas Sands Corp.	103	5,327
LCI Industries	8	1,029
Lear Corporation	19	2,777
Leggett & Platt, Incorporated	45	858
Lennar Corporation - Class A	84	14,409
Lennar Corporation - Class B	4	609
LGI Homes, Inc. (a)	7	802
Life Time Group Holdings, Inc. (a)	18	281
Light & Wonder, Inc. (a)	30	3,106
Lithia Motors, Inc. - Class A	9	2,798
LKQ Corporation	90	4,820
Lowe`s Companies, Inc.	193	49,150
Lucid Group, Inc. (a) (b)	271	773
Lululemon Athletica Canada Inc. (a)	37	14,497
M.D.C. Holdings, Inc.	20	1,262
Macy's, Inc.	91	1,829
Marriott International, Inc. - Class A	84	21,086
Marriott Vacations Worldwide Corporation	11	1,139
Mattel, Inc. (a)	114	2,268
McDonald's Corporation	242	68,316
MercadoLibre, Inc. (a)	16	24,743
Meritage Homes Corporation	12	2,041
MGM Resorts International (a)	93	4,399
Mobileye Global Inc. - Class A (a) (b)	26	845
Mohawk Industries, Inc. (a)	18	2,354
Murphy USA Inc.	7	2,914
Nike, Inc. - Class B	395	37,159
Nordstrom, Inc.	34	681
Norwegian Cruise Line Holdings Ltd. (a)	144	3,006
NVR, Inc. (a)	1	8,327
O'Reilly Automotive, Inc. (a)	20	22,192
Papa John's International, Inc.	11	736
PENN Entertainment, Inc. (a)	50	904
Penske Automotive Group, Inc.	7	1,078
Planet Fitness, Inc. - Class A (a)	29	1,808
Polaris Inc.	17	1,706
PulteGroup, Inc.	72	8,700
PVH Corp.	20	2,874
Quantumscape Battery, Inc. - Class A (a) (b)	116	731
Ralph Lauren Corporation - Class A	13	2,376
Red Rock Resorts, Inc. - Class A	17	1,021
RH (a)	5	1,760
Ross Stores, Inc.	105	15,393
Royal Caribbean Cruises Ltd. (a)	79	10,971
Savers Value Village, Inc. (a)	55	1,057
Service Corporation International	49	3,607
Shake Shack, Inc. - Class A (a)	13	1,341
Signet Jewelers Limited	15	1,503
Skechers U.S.A., Inc. - Class A (a)	44	2,697
Skyline Champion Corporation (a)	18	1,557
Starbucks Corporation	381	34,825
Steven Madden, Ltd.	25	1,044
Tapestry, Inc.	76	3,600
Taylor Morrison Home II Corporation - Class A (a)	33	2,060
Tempur Sealy International, Inc.	58	3,268
Tesla Inc. (a)	930	163,446
Texas Roadhouse, Inc. - Class A	23	3,486
The Goodyear Tire & Rubber Company (a)	91	1,248
The Wendy's Company	57	1,077
Thor Industries, Inc.	17	2,030
TJX Companies, Inc., The	382	38,748
Toll Brothers, Inc.	36	4,625
Topgolf Callaway Brands Corp. (a)	50	808
Tractor Supply Company	36	9,486
Travel + Leisure Co.	23	1,126
Ulta Beauty, Inc. (a)	16	8,338
Under Armour, Inc. - Class A (a)	66	490
Under Armour, Inc. - Class C (a)	55	392
United Parks And Resorts Inc. (a)	12	679
Urban Outfitters, Inc. (a)	19	839
V.F. Corporation	111	1,707
Vail Resorts, Inc.	12	2,721
Visteon Corporation (a)	9	1,104
Wayfair Inc. - Class A (a)	30	2,014
Whirlpool Corporation	19	2,215
Williams-Sonoma, Inc.	20	6,440
Wingstop Inc.	10	3,493
Wyndham Hotels & Resorts, Inc.	27	2,069
Wynn Resorts, Limited	32	3,257
YETI Holdings, Inc. (a)	29	1,108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Yum! Brands, Inc.	94	13,071
		1,469,236
Materials 3.0%
Amcor Pty Ltd	488	4,645
Avery Dennison Corporation	27	5,972
Ball Corporation	101	6,776
Berry Global Group, Inc.	39	2,332
Crown Holdings, Inc.	41	3,228
Graphic Packaging Holding Company	103	3,012
Greif, Inc. - Class A	9	599
Greif, Inc. - Class B	—	17
International Paper Company	109	4,264
O-I Glass, Inc. (a)	51	853
Packaging Corporation of America	29	5,489
Sealed Air Corporation	48	1,796
Silgan Holdings Inc.	28	1,365
Sonoco Products Company	32	1,877
WestRock Company	83	4,110
		46,335
Industrials 0.6%
Albany International Corp. - Class A	11	990
Allison Systems, Inc.	30	2,454
Rollins, Inc.	99	4,561
Rush Enterprises, Inc. - Class A	20	1,075
Rush Enterprises, Inc. - Class B	3	177
		9,257
Consumer Staples 0.3%
Casey's General Stores, Inc.	13	4,010
Reynolds Consumer Products Inc.	14	410
		4,420
Total Common Stocks (cost $1,153,500)		1,529,248
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	3,304	3,304
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	1,323	1,323
Total Short Term Investments (cost $4,627)		4,627
Total Investments 100.1% (cost $1,158,127)		1,533,875
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net (0.1)%		(1,495)
Total Net Assets 100.0%		1,532,369

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,918	50,181	50,776	21	—	—	1,323	0.1
JNL Government Money Market Fund, 5.29% - Class SL	7,689	21,030	25,415	64	—	—	3,304	0.2
	9,607	71,211	76,191	85	—	—	4,627	0.3

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	24	June 2024	4,470	(11)	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,529,248	—	—	1,529,248
Short Term Investments	4,627	—	—	4,627
	1,533,875	—	—	1,533,875
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	43	—	—	43
	43	—	—	43

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 98.1%
Albertsons Companies, Inc. - Class A	71	1,516
Altria Group, Inc.	246	10,722
Archer-Daniels-Midland Company	77	4,849
Bellring Intermediate Holdings, Inc. (a)	23	1,342
BJ's Wholesale Club Holdings, Inc. (a)	21	1,558
Brown-Forman Corporation - Class A	11	606
Brown-Forman Corporation - Class B	46	2,370
Bunge Limited	23	2,322
Campbell Soup Company	34	1,498
Celsius Holdings, Inc. (a)	23	1,922
Church & Dwight Co., Inc.	36	3,773
Coca-Cola Company, The	534	32,670
Coca-Cola Consolidated, Inc.	1	835
Colgate-Palmolive Company	115	10,310
Conagra Brands, Inc.	72	2,129
Constellation Brands, Inc. - Class A	22	6,039
Costco Wholesale Corporation	60	44,153
Coty Inc. - Class A (a)	68	817
Darling Ingredients Inc. (a)	28	1,321
Dollar General Corporation	32	4,932
Dollar Tree, Inc. (a)	30	3,969
e.l.f. Beauty, Inc. (a)	8	1,619
Flowers Foods, Inc.	39	917
Freshpet, Inc. (a)	9	1,031
General Mills, Inc.	81	5,676
Grocery Outlet Holding Corp. (a)	24	688
Hormel Foods Corporation	47	1,653
Ingredion Incorporated	11	1,317
Inter Parfums, Inc.	4	623
J&J Snack Foods Corp.	4	586
Kellanova	41	2,341
Kenvue Inc.	249	5,349
Keurig Dr Pepper Inc.	136	4,180
Kimberly-Clark Corporation	48	6,199
Kraft Foods Group, Inc.	116	4,288
Lamb Weston Holdings, Inc.	22	2,385
Lancaster Colony Corporation	4	852
McCormick & Company, Incorporated	38	2,931
MGPI Processing, Inc. (b)	5	468
Molson Coors Beverage Company - Class B	29	1,932
Mondelez International, Inc. - Class A	188	13,135
Monster Beverage 1990 Corporation (a)	110	6,519
National Beverage Corp. (a)	9	421
PepsiCo, Inc.	187	32,777
Performance Food Group Company (a)	25	1,847
Philip Morris International Inc.	213	19,471
Pilgrim's Pride Corporation (a)	15	508
Post Holdings, Inc. (a)	9	1,005
Procter & Gamble Company, The	319	51,813
Spectrum Brands Holdings, Inc.	8	680
Sprouts Farmers Market, Inc. (a)	18	1,185
Sysco Corporation	71	5,747
Target Corporation	64	11,368
The Boston Beer Company, Inc. - Class A (a)	2	686
The Clorox Company	19	2,853
The Estee Lauder Companies Inc. - Class A	33	5,126
The Hershey Company	22	4,233
The J. M. Smucker Company	17	2,108
The Kroger Co.	96	5,489
The Simply Good Foods Company (a)	20	694
Treehouse Foods, Inc. (a)	15	576
Tyson Foods, Inc. - Class A	42	2,451
US Foods Holding Corp. (a)	39	2,090
Walmart Inc.	592	35,636
		393,106
Consumer Discretionary 1.2%
Graham Holdings Co., Ltd. - Class B	1	692
Grand Canyon Education, Inc. (a)	6	812
Helen of Troy Limited (a)	6	639
Krispy Kreme, Inc. (b)	33	501
Newell Brands Inc.	88	708
Ollie's Bargain Outlet Holdings, Inc. (a)	12	953
Stride, Inc. (a)	11	668
		4,973
Total Common Stocks (cost $380,203)		398,079
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	1,484	1,484
Total Short Term Investments (cost $1,484)		1,484
Total Investments 99.7% (cost $381,687)		399,563
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.3%		1,082
Total Net Assets 100.0%		400,654

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,154	24,388	26,058	31	—	—	1,484	0.4
JNL Government Money Market Fund, 5.29% - Class SL	138	5,055	5,193	4	—	—	—	—
	3,292	29,443	31,251	35	—	—	1,484	0.4

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	38	June 2024	2,930	9	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	398,079	—	—	398,079
Short Term Investments	1,484	—	—	1,484
	399,563	—	—	399,563
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	27	—	—	27
	27	—	—	27

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.6%
Financials 22.2%
American Express Company	218	49,675
JPMorgan Chase & Co.	218	43,699
The Goldman Sachs Group, Inc.	218	91,127
The Travelers Companies, Inc.	218	50,210
Visa Inc. - Class A	219	60,887
		295,598
Information Technology 19.3%
Apple Inc.	218	37,412
Cisco Systems, Inc.	218	10,889
Intel Corporation	218	9,637
International Business Machines Corporation	218	41,662
Microsoft Corporation	219	91,788
Salesforce, Inc.	218	65,708
		257,096
Health Care 17.5%
Amgen Inc.	218	62,030
Johnson & Johnson	218	34,512
Merck & Co., Inc.	218	28,788
UnitedHealth Group Incorporated	218	107,929
		233,259
Consumer Discretionary 15.4%
Amazon.com, Inc. (a)	218	39,354
Home Depot, Inc. , The	219	83,690
McDonald's Corporation	218	61,513
Nike, Inc. - Class B	218	20,504
		205,061
Industrials 14.3%
3M Company	218	23,141
Boeing Company, The (a)	219	42,105
Caterpillar Inc.	218	79,944
Honeywell International Inc.	218	44,779
		189,969
Consumer Staples 4.6%
Coca-Cola Company, The	218	13,348
Procter & Gamble Company, The	219	35,398
Walmart Inc.	218	13,127
		61,873
Communication Services 2.7%
Verizon Communications Inc.	218	9,154
Walt Disney Company, The	218	26,695
		35,849
Energy 2.6%
Chevron Corporation	218	34,414
Materials 1.0%
Dow Inc.	218	12,639
Total Common Stocks (cost $772,511)		1,325,758
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	5,117	5,117
Total Short Term Investments (cost $5,117)		5,117
Total Investments 100.0% (cost $777,628)		1,330,875
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net 0.0%		404
Total Net Assets 100.0%		1,331,286

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	11,221	30,631	36,735	115	—	—	5,117	0.4

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	31	June 2024	6,076	7	151

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,325,758	—	—	1,325,758
Short Term Investments	5,117	—	—	5,117
	1,330,875	—	—	1,330,875
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	151	—	—	151
	151	—	—	151

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.0%
Energy 98.5%
Antero Midstream Corporation	329	4,619
Antero Resources Corporation (a)	291	8,436
Apa Corp.	316	10,878
Baker Hughes Company - Class A	1,031	34,552
Cactus, Inc. - Class A	63	3,169
California Resources Corporation	68	3,739
Callon Petroleum Company (a) (b)	62	2,225
ChampionX Corporation	191	6,850
Cheniere Energy, Inc.	244	39,308
Chesapeake Energy Corporation (b)	108	9,563
Chevron Corporation	1,897	299,278
Chord Energy Corporation	42	7,513
Civitas Resources, Inc.	71	5,390
CNX Resources Corporation (a)	161	3,825
Comstock Resources, Inc. (b)	100	923
ConocoPhillips	1,206	153,545
CONSOL Energy Inc.	30	2,476
Coterra Energy Inc.	764	21,302
CVR Energy, Inc.	32	1,133
Devon Energy Corporation	655	32,888
Diamondback Energy, Inc.	175	34,720
DT Midstream, Inc.	99	6,046
EOG Resources, Inc.	597	76,261
EQT Corporation	393	14,550
Equitrans Midstream Corporation	446	5,572
Exxon Mobil Corporation	4,066	472,659
Halliburton Company	917	36,129
Helmerich & Payne, Inc.	102	4,288
Hess Corporation	285	43,540
HF Sinclair Corporation	154	9,314
Highpeak Energy, Inc. (b)	17	268
Kinder Morgan, Inc.	2,014	36,938
Kosmos Energy Ltd. (a)	448	2,673
Liberty Energy Inc. - Class A	161	3,346
Magnolia Oil & Gas Corporation - Class A (b)	170	4,410
Marathon Oil Corporation	597	16,919
Marathon Petroleum Corporation	377	75,930
Matador Resources Company	115	7,676
Murphy Oil Corporation	159	7,274
Northern Oil and Gas Incorporated	96	3,817
NOV Inc.	403	7,870
Occidental Petroleum Corporation	680	44,219
ONEOK, Inc.	596	47,817
Ovintiv Canada ULC	260	13,500
Patterson-UTI Energy, Inc.	381	4,551
PBF Energy Inc. - Class A	112	6,428
Peabody Energy Corporation	115	2,786
Permian Resources Corporation - Class A	489	8,626
Phillips 66	440	71,849
Pioneer Natural Resources Company	239	62,712
Range Resources Corporation	245	8,446
Schlumberger Limited	1,463	80,171
SM Energy Company	119	5,936
Southwestern Energy Company (a)	1,074	8,139
Targa Resources Corp.	227	25,391
Texas Pacific Land Corporation	19	11,166
The Williams Companies, Inc.	1,245	48,515
Tidewater Inc. (a)	49	4,510
Transocean Ltd. (a) (c)	744	4,674
Valaris Limited (a)	60	4,483
Valero Energy Corporation	340	57,996
Weatherford International Public Limited Company (a)	74	8,552
		2,052,279
Consumer Discretionary 0.3%
Valvoline, Inc. (a)	134	5,981
Utilities 0.2%
National Fuel Gas Company	91	4,904
Total Common Stocks (cost $1,574,047)		2,063,164
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	7,812	7,812
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	723	723
Total Short Term Investments (cost $8,535)		8,535
Total Investments 99.4% (cost $1,582,582)		2,071,699
Other Derivative Instruments 0.0%		144
Other Assets and Liabilities, Net 0.6%		12,275
Total Net Assets 100.0%		2,084,118

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	4,974	107,999	105,161	119	—	—	7,812	0.4
JNL Government Money Market Fund, 5.29% - Class SL	852	15,795	15,924	31	—	—	723	—
	5,826	123,794	121,085	150	—	—	8,535	0.4

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	2,999	4,674	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	198	June 2024	19,496	144	312

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,063,164	—	—	2,063,164
Short Term Investments	8,535	—	—	8,535
	2,071,699	—	—	2,071,699
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	312	—	—	312
	312	—	—	312

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 99.5%
Affiliated Managers Group, Inc.	7	1,189
AFLAC Incorporated	113	9,680
Ally Financial Inc.	58	2,342
American Equity Investment Life Holding Company (a)	13	752
American Express Company	122	27,698
American Financial Group, Inc.	15	2,066
American International Group, Inc.	144	11,262
Ameriprise Financial, Inc.	21	9,342
Ameris Bancorp	14	673
AON Public Limited Company - Class A	42	14,076
Apollo Global Management, Inc.	84	9,447
Arch Capital Group Ltd. (a)	79	7,291
Ares Management Corporation - Class A	35	4,663
Arthur J. Gallagher & Co.	45	11,326
Artisan Partners Asset Management Inc. - Class A	15	668
Associated Banc-Corp	32	694
Assurant, Inc.	11	2,102
Assured Guaranty Ltd.	12	1,040
AXIS Capital Holdings Limited	16	1,058
Axos Financial, Inc. (a)	12	641
BancFirst Corporation	4	387
Bank of America Corporation	1,452	55,063
Bank OZK	23	1,060
Berkshire Hathaway Inc. - Class B (a)	384	161,339
BlackRock, Inc.	30	25,304
Blackstone Inc. - Class A	152	19,977
Blue Owl Capital Inc. - Class A	75	1,417
BOK Financial Corporation	5	495
Brighthouse Financial, Inc. (a)	13	687
Brown & Brown, Inc.	50	4,336
Cadence Bank	39	1,126
Capital One Financial Corporation	78	11,546
Cathay General Bancorp	15	575
Chubb Limited	80	20,813
Cincinnati Financial Corporation	33	4,063
Citigroup Inc.	402	25,446
Citizens Financial Group, Inc.	95	3,460
CME Group Inc. - Class A	76	16,385
CNO Financial Group, Inc.	23	618
Cohen & Steers, Inc.	6	428
Coinbase Global, Inc. - Class A (a)	36	9,634
Columbia Banking System, Inc.	44	843
Comerica Incorporated	28	1,526
Commerce Bancshares, Inc.	27	1,432
Community Bank System, Inc.	11	541
Corebridge Financial, Inc. (b)	33	939
Credit Acceptance Corporation (a)	1	758
Cullen/Frost Bankers, Inc.	12	1,387
Discover Financial Services	53	6,900
East West Bancorp, Inc.	30	2,380
Enact Holdings, Inc.	7	203
Enstar Group Limited (a)	2	736
Equitable Holdings, Inc.	67	2,561
Erie Indemnity Company - Class A	5	2,138
Essent Group Ltd.	22	1,335
Evercore Inc. - Class A	7	1,430
Everest Re Group, Ltd.	9	3,579
F&G Annuities & Life, Inc.	4	153
F.N.B. Corporation	72	1,019
FactSet Research Systems Inc.	8	3,647
Federated Hermes, Inc. - Class B	19	674
Fidelity National Financial, Inc. - Class A	54	2,856
Fifth Third Bancorp	135	5,033
First American Financial Corporation	22	1,351
First Bancorp.	32	553
First Citizens BancShares, Inc. - Class A	3	4,109
First Financial Bankshares, Inc.	30	977
First Hawaiian, Inc.	27	592
First Horizon Corporation	117	1,808
First Interstate BancSystem, Inc. - Class A	18	496
FirstCash, Inc.	8	1,072
Franklin Resources, Inc.	60	1,698
Freedom Holding Corp. (a) (b)	4	262
Genworth Financial, Inc. - Class A (a)	98	631
Glacier Bancorp, Inc.	24	967
Globe Life Inc.	20	2,331
Hamilton Lane Incorporated - Class A	8	916
Hancock Whitney Corporation	18	847
Hanover Insurance Group Inc, The	7	1,015
Home BancShares, Inc.	41	1,007
Houlihan Lokey, Inc. - Class A	11	1,405
Huntington Bancshares Incorporated	291	4,060
Independence Holdings, LLC	24	1,244
Independent Bank Corp.	9	484
Interactive Brokers Group, Inc. - Class A	23	2,545
Intercontinental Exchange, Inc.	121	16,628
International Bancshares Corporation	11	618
Invesco Ltd.	69	1,146
Jackson Financial Inc. - Class A (c)	15	982
Janus Henderson Group PLC	28	904
Jefferies Financial Group Inc.	33	1,460
JPMorgan Chase & Co.	608	121,825
K.K.R. Co., Inc. - Class A	140	14,089
KeyCorp	200	3,154
Kinsale Capital Group, Inc.	5	2,455
Lincoln National Corporation	35	1,131
Loews Corporation	39	3,061
LPL Financial Holdings Inc.	16	4,229
M&T Bank Corporation	35	5,137
Markel Group Inc. (a)	3	3,874
MarketAxess Holdings Inc.	8	1,761
Marsh & Mclennan Companies, Inc.	104	21,484
MasterCard Incorporated - Class A	175	84,465
MetLife, Inc.	130	9,609
MGIC Investment Corporation	58	1,307
Moelis & Company - Class A	14	812
Moody's Corporation	33	13,142
Morgan Stanley	268	25,251
Morningstar, Inc.	6	1,739
Mr. Cooper Group Inc. (a)	13	1,007
MSCI Inc. - Class A	17	9,402
Nasdaq, Inc.	85	5,341
Nelnet, Inc. - Class A	4	379
New York Community Bancorp, Inc. - Series A	157	505
Northern Trust Corporation	44	3,893
Old National Bancorp	59	1,025
Old Republic International Corporation	55	1,676
PayPal Holdings, Inc. (a)	228	15,252
PennyMac Financial Services, Inc.	6	518
Pinnacle Financial Partners, Inc.	17	1,415
Popular, Inc.	14	1,232
Primerica, Inc.	7	1,882
Principal Financial Group, Inc.	50	4,306
Prosperity Bancshares, Inc.	20	1,312
Prudential Financial, Inc.	77	8,984
Radian Group Inc.	32	1,061
Raymond James Financial, Inc.	40	5,131
Regions Financial Corporation	196	4,133
Reinsurance Group of America, Incorporated	13	2,589
RenaissanceRe Holdings Ltd	10	2,427
RLI Corp.	9	1,284
Ryan Specialty Group Holdings, Inc. - Class A	21	1,159
S&P Global Inc.	67	28,282
SEI Investments Company	23	1,661
Selective Insurance Group, Inc.	13	1,423
ServisFirst Bancshares, Inc.	11	746
SLM Corporation	46	999
SoFi Technologies, Inc. (a) (b)	189	1,382
Southstate Corporation	16	1,328
State Street Corporation	65	5,022
Stifel Financial Corp.	21	1,624
Synchrony Financial	83	3,584
Synovus Financial Corp.	30	1,187
T. Rowe Price Group, Inc.	47	5,727
Texas Capital Bancshares, Inc. (a)	10	611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
TFS Financial Corporation	10	130
The Allstate Corporation	56	9,599
The Bank of New York Mellon Corporation (c)	160	9,231
The Carlyle Group, Inc.	44	2,042
The Charles Schwab Corporation	304	21,955
The Goldman Sachs Group, Inc.	68	28,586
The Hartford Financial Services Group, Inc.	59	6,062
The PNC Financial Services Group, Inc.	84	13,571
The Progressive Corporation	124	25,581
The Travelers Companies, Inc.	48	11,136
The Western Union Company	74	1,029
Tradeweb Markets Inc. - Class A	23	2,386
Truist Financial Corporation	283	11,021
U.S. Bancorp	328	14,677
UMB Financial Corporation	10	829
United Bankshares, Inc.	28	1,014
United Community Banks, Inc.	24	644
Unum Group	40	2,168
Valley National Bancorp	94	749
Visa Inc. - Class A	335	93,362
Voya Financial, Inc.	22	1,631
W. R. Berkley Corporation	43	3,820
Walker & Dunlop, Inc.	7	670
Webster Financial Corporation	35	1,752
Wells Fargo & Company	762	44,146
Western Alliance Bancorporation	22	1,439
White Mountains Insurance Group Ltd	1	964
Willis Towers Watson Public Limited Company	22	6,010
Wintrust Financial Corporation	13	1,346
WSFS Financial Corporation	13	586
Zions Bancorporation, National Association	31	1,363
Zurich American Corporation	12	745
		1,344,605
Industrials 0.1%
Dun & Bradstreet Holdings, Inc.	51	515
Health Care 0.0%
CorVel Corporation (a)	2	514
Total Common Stocks (cost $1,026,497)		1,345,634
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	5,352	5,352
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	380	380
Total Short Term Investments (cost $5,732)		5,732
Total Investments 100.0% (cost $1,032,229)		1,351,366
Other Derivative Instruments 0.0%		53
Other Assets and Liabilities, Net 0.0%		196
Total Net Assets 100.0%		1,351,615

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	803	—	56	11	24	211	982	0.1
JNL Government Money Market Fund, 5.19% - Class I	7,260	50,030	51,938	54	—	—	5,352	0.4
JNL Government Money Market Fund, 5.29% - Class SL	777	5,553	5,950	6	—	—	380	—
The Bank of New York Mellon Corporation	8,884	—	580	72	94	833	9,231	0.7
	17,724	55,583	58,524	143	118	1,044	15,945	1.2

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	54	June 2024	6,984	53	113

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,345,634	—	—	1,345,634
Short Term Investments	5,732	—	—	5,732
	1,351,366	—	—	1,351,366
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	113	—	—	113
	113	—	—	113

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.4%
10X Genomics, Inc. - Class A (a)	56	2,120
Abbott Laboratories	1,010	114,801
AbbVie Inc.	1,028	187,238
Acadia Healthcare Company, Inc. (a)	53	4,220
ACADIA Pharmaceuticals Inc. (a)	64	1,187
Agilent Technologies, Inc.	163	23,751
Agilon Health Management, Inc. (a) (b)	184	1,122
Align Technology, Inc. (a)	44	14,462
Alkermes Public Limited Company (a)	94	2,542
Alnylam Pharmaceuticals, Inc. (a)	71	10,656
Amedisys, Inc. (a)	18	1,617
Amgen Inc.	312	88,616
Amicus Therapeutics, Inc. (a)	154	1,817
AMN Healthcare Services, Inc. (a)	22	1,396
Apellis Pharmaceuticals, Inc. (a)	57	3,349
Arrowhead Pharmaceuticals Inc (a)	64	1,837
Axonics, Inc. (a)	28	1,953
Axsome Therapeutics, Inc. (a) (b)	22	1,717
Azenta, Inc. (a)	30	1,837
Baxter International Inc.	297	12,701
Becton, Dickinson and Company	161	39,841
Biogen Inc. (a)	85	18,222
BioMarin Pharmaceutical Inc. (a)	111	9,655
Bio-Rad Laboratories, Inc. - Class A (a)	12	4,269
Bio-Techne Corporation	91	6,428
Blueprint Medicines Corporation (a)	33	3,092
Boston Scientific Corporation (a)	852	58,376
Bridgebio Pharma, Inc. (a)	63	1,963
Bristol-Myers Squibb Company	1,185	64,263
Bruker Corporation	55	5,178
Canticle Pharmaceuticals, Inc. (a) (b)	8	2,120
Cardinal Health, Inc.	144	16,092
Catalent, Inc. (a)	105	5,909
Cencora, Inc.	91	22,131
Centene Corporation (a)	310	24,338
Cerevel Therapeutics Holdings, Inc. - Class A (a)	43	1,818
Charles River Laboratories International, Inc. (a)	29	7,772
Chemed Corporation	9	5,619
CONMED Corporation	18	1,416
Corcept Therapeutics Incorporated (a)	53	1,335
CRISPR Therapeutics AG (a) (b)	44	2,977
CVS Health Corporation	748	59,677
Cytokinetics, Incorporated (a)	55	3,865
Danaher Corporation	393	98,222
DaVita Inc. (a)	32	4,474
Denali Therapeutics Inc. (a)	63	1,296
Dentsply Sirona Inc.	122	4,037
DexCom, Inc. (a)	221	30,710
Doximity, Inc. - Class A (a)	66	1,783
Edwards Lifesciences Corporation (a)	351	33,571
Elanco Animal Health Incorporated (a)	277	4,508
Elevance Health, Inc.	130	67,407
Eli Lilly and Company	492	382,791
Encompass Health Corporation	57	4,727
Envista Holdings Corporation (a)	100	2,130
Evolent Health, Inc. - Class A (a)	67	2,181
Exact Sciences Corporation (a)	107	7,390
Exelixis, Inc. (a)	182	4,317
Fortrea Holdings Inc. (a)	48	1,908
GE HealthCare Technologies Inc.	221	20,050
Gilead Sciences, Inc.	725	53,130
Glaukos Corporation (a)	28	2,665
Globus Medical, Inc. - Class A (a)	66	3,557
Guardant Health, Inc. (a)	67	1,377
Haemonetics Corporation (a)	30	2,556
Halozyme Therapeutics, Inc. (a)	75	3,054
HCA Healthcare, Inc.	116	38,679
HealthEquity, Inc. (a)	50	4,116
Henry Schein, Inc. (a)	70	5,274
Hologic, Inc. (a)	140	10,913
Humana Inc.	67	23,362
ICU Medical, Inc. (a)	12	1,318
IDEXX Laboratories, Inc. (a)	48	25,946
Illumina, Inc. (a)	92	12,622
Immunovant, Inc. (a)	37	1,187
Inari Medical, Inc. (a)	30	1,420
Incyte Corporation (a)	107	6,113
Insmed Incorporated (a)	77	2,088
Inspire Medical Systems, Inc. (a)	17	3,606
Insulet Corporation (a)	41	6,979
Integer Holdings Corporation (a)	19	2,196
Integra LifeSciences Holdings Corporation (a)	41	1,449
Intellia Therapeutics, Inc. (a)	48	1,320
Intra-Cellular Therapies, Inc. (a)	54	3,739
Intuitive Surgical, Inc. (a)	194	77,411
Ionis Pharmaceuticals, Inc. (a)	85	3,666
IQVIA Holdings Inc (a)	106	26,918
Irhythm Technologies, Inc. (a)	18	2,120
Jazz Pharmaceuticals Public Limited Company (a)	37	4,442
Johnson & Johnson	1,402	221,775
Krystal Biotech, Inc. (a)	14	2,543
Laboratory Corporation of America Holdings	49	10,719
Lantheus Holdings, Inc. (a)	41	2,529
Lifestance Health Group, Inc. (a) (b)	60	368
LivaNova PLC (a)	32	1,782
Masimo Corporation (a)	29	4,265
McKesson Corporation	77	41,267
Medpace Holdings, Inc. (a)	14	5,576
Medtronic, Inc.	775	67,512
Merck & Co., Inc.	1,476	194,727
Merit Medical Systems, Inc. (a)	33	2,533
Mettler-Toledo International Inc. (a)	13	16,781
Moderna, Inc. (a)	187	19,962
Molina Healthcare, Inc. (a)	31	12,937
Natera, Inc. (a)	71	6,502
Neogen Corporation (a)	127	2,003
Neurocrine Biosciences, Inc. (a)	57	7,838
Nuvalent, Inc. - Class A (a) (b)	18	1,389
Option Care Health, Inc. (a)	102	3,406
Organon & Co.	144	2,707
Patterson Companies, Inc.	51	1,413
Penumbra, Inc. (a)	21	4,656
Perrigo Company Public Limited Company	79	2,540
Pfizer Inc.	3,288	91,252
Premier Healthcare Solutions, Inc. - Class A	73	1,613
Prestige Consumer Healthcare Inc. (a)	30	2,141
Privia Health Group Inc. (a)	59	1,164
Progyny, Inc. (a)	47	1,794
Quest Diagnostics Incorporated	66	8,761
Quidelortho Corporation (a)	29	1,406
R1 RCM Holdco Inc. (a)	108	1,394
Regeneron Pharmaceuticals, Inc. (a)	62	59,929
Repligen Corporation (a)	28	5,145
ResMed Inc.	85	16,848
Revolution Medicines, Inc. (a)	70	2,243
Revvity, Inc.	73	7,616
Roivant Sciences Ltd. (a)	224	2,356
Royalty Pharma PLC - Class A	224	6,814
Sarepta Therapeutics, Inc. (a)	52	6,769
Select Medical Holdings Corporation	62	1,864
Sgry, LLC (a)	39	1,161
Shockwave Medical, Inc. (a)	21	6,937
Sotera Health LLC (a)	62	749
Steris Public Limited Company	58	12,955
Stryker Corporation	203	72,526
Teladoc Health, Inc. (a)	94	1,414
Teleflex Incorporated	26	5,856
Tenet Healthcare Corporation (a)	59	6,167
The Cigna Group	163	59,033
The Cooper Companies, Inc.	115	11,635
The Ensign Group, Inc.	34	4,172
Thermo Fisher Scientific Inc.	225	130,782
Ultragenyx Pharmaceutical Inc. (a)	44	2,055
United Therapeutics Corporation (a)	27	6,230
UnitedHealth Group Incorporated	538	266,208
Universal Health Services, Inc. - Class B	34	6,172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Vaxcyte, Inc. (a)	57	3,927
Veeva Systems Inc. - Class A (a)	85	19,724
Vertex Pharmaceuticals Incorporated (a)	150	62,668
Viatris Inc.	671	8,008
Waters Corporation (a)	34	11,779
West Pharmaceutical Services, Inc.	41	16,421
Zimmer Biomet Holdings, Inc.	116	15,306
Zoetis Inc. - Class A	268	45,353
		3,484,097
Consumer Staples 0.3%
Walgreens Boots Alliance, Inc.	418	9,056
Materials 0.2%
AptarGroup, Inc.	39	5,607
Total Common Stocks (cost $1,977,628)		3,498,760
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	4,259	4,259
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	68	68
Total Short Term Investments (cost $4,327)		4,327
Total Investments 100.0% (cost $1,981,955)		3,503,087
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 0.0%		194
Total Net Assets 100.0%		3,503,295

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	84,962	80,703	104	—	—	4,259	0.1
JNL Government Money Market Fund, 5.29% - Class SL	740	8,208	8,880	18	—	—	68	—
	740	93,170	89,583	122	—	—	4,327	0.1

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	47	June 2024	6,969	14	134

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,498,760	—	—	3,498,760
Short Term Investments	4,327	—	—	4,327
	3,503,087	—	—	3,503,087
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	134	—	—	134
	134	—	—	134

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 97.1%
3M Company	29	3,050
A. O. Smith Corporation	6	562
AAON, Inc.	3	308
ABM Industries Incorporated	3	155
Acuity Brands, Inc.	2	431
Advanced Drainage Systems, Inc.	4	619
AECOM	7	695
AeroVironment, Inc. (a)	1	214
AGCO Corporation	3	399
Air Lease Corporation - Class A	5	275
Alaska Air Group, Inc. (a)	7	286
Allegion Public Limited Company	5	614
American Airlines, Inc. (a)	32	484
AMETEK, Inc.	12	2,183
APi Group Corp (a)	11	439
Applied Industrial Technologies, Inc.	2	396
Arcbest Corporation	1	172
Arcosa, Inc.	2	214
Armstrong World Industries, Inc.	2	288
Atkore Inc.	2	368
Automatic Data Processing, Inc.	21	5,338
Avis Budget Group, Inc.	1	119
Axon Enterprise, Inc. (a)	4	1,164
Beacon Roofing Supply, Inc. (a)	3	265
Bloom Energy Corporation - Class A (a) (b)	11	119
Boeing Company, The (a)	32	6,119
Booz Allen Hamilton Holding Corporation - Class A	6	922
Brady Corporation - Class A	2	134
Builders FirstSource, Inc. (a)	6	1,332
BWXT Government Group, Inc.	5	487
C.H. Robinson Worldwide, Inc.	6	460
Carlisle Companies Incorporated	3	993
Carrier Global Corporation	44	2,539
Casella Waste Systems, Inc. - Class A (a)	3	290
Caterpillar Inc.	26	9,704
CBIZ, Inc. (a)	2	194
Chart Industries, Inc. (a)	2	366
Cintas Corporation	5	3,117
Clean Harbors, Inc. (a)	3	533
CNH Industrial N.V.	49	639
Comfort Systems USA, Inc.	2	591
Copart, Inc. (a)	43	2,507
Core & Main, Inc. - Class A (a)	9	536
Crane Company	3	342
CSW Industrials, Inc.	1	191
CSX Corporation	103	3,811
Cummins Inc.	7	2,004
Curtiss-Wright Corporation	2	507
Deere & Company	13	5,498
Delta Air Lines, Inc.	33	1,589
Donaldson Company, Inc.	6	467
Dover Corporation	7	1,289
Dycom Industries, Inc. (a)	1	213
Eaton Corporation Public Limited Company	21	6,495
EMCOR Group, Inc.	2	856
Emerson Electric Co.	30	3,361
Encore Wire Corporation	1	204
EnerSys	2	197
Equifax Inc.	6	1,716
ESAB Corporation	3	304
Expeditors International of Washington, Inc. - Class A	7	914
Exponent, Inc.	3	216
Fastenal Company	30	2,293
Federal Signal Corporation	3	272
FedEx Corporation	12	3,555
Ferguson Holdings Limited	11	2,312
Flowserve Corporation	7	309
Fluor Corporation (a)	9	371
Fortune Brands Innovations, Inc.	7	559
Franklin Electric Co., Inc.	2	224
FTAI Aviation Ltd.	5	346
FTI Consulting, Inc. (a)	2	387
Gates Industrial Corporation PLC (a)	7	127
GATX Corporation	2	231
Generac Holdings Inc. (a)	3	407
General Dynamics Corporation	12	3,522
General Electric Company	55	9,570
GMS Inc. (a)	2	201
Graco Inc.	9	820
GXO Logistics Inc. (a)	6	331
Hayward Holdings, Inc. (a)	7	104
HEICO Corporation	2	420
HEICO Corporation - Class A	4	606
Herc Holdings Inc.	1	220
Hertz Global Holdings, Inc. (a)	7	55
Hexcel Corporation	4	318
Hillenbrand, Inc.	4	180
Honeywell International Inc.	34	7,039
Howmet Aerospace Inc.	20	1,384
Hub Group, Inc. - Class A	3	136
Hubbell Incorporated	3	1,065
Huntington Ingalls Industries, Inc.	2	602
ICF International, Inc.	1	145
IDEX Corporation	4	927
Illinois Tool Works Inc.	16	4,187
Ingersoll Rand Inc.	20	1,868
Insperity, Inc.	2	197
ITT Inc.	4	582
J.B. Hunt Transport Services, Inc.	4	821
Jacobs Solutions Inc.	7	1,010
Joby Aviation, Inc. - Class A (a) (b)	21	114
John Bean Technologies Corporation	2	170
Johnson Controls International Public Limited Company	35	2,314
Kadant Inc.	1	189
KBR, Inc.	7	445
Kirby Corporation (a)	3	286
Knight-Swift Transportation Holdings Inc. - Class A	8	430
Korn Ferry	3	173
L3Harris Technologies, Inc.	9	1,986
Landstar System, Inc.	2	359
Lennox International Inc.	2	824
Leonardo DRS, Inc. (a)	3	57
Lincoln Electric Holdings, Inc.	3	760
Lockheed Martin Corporation	11	5,072
ManpowerGroup Inc.	3	198
Masco Corporation	12	924
MasTec, Inc. (a)	3	296
Matson Intermodal - Paragon, Inc.	2	200
Maximus, Inc.	3	269
McGrath RentCorp	1	154
MDU Resources Group, Inc.	10	262
Mercury Systems, Inc. (a)	3	79
Mine Safety Appliances Company, LLC	2	376
Moog Inc. - Class A	1	235
MSC Industrial Direct Co., Inc. - Class A	2	236
Mueller Industries, Inc.	6	316
Nordson Corporation	3	734
Norfolk Southern Corporation	12	2,988
Northrop Grumman Corporation	8	3,747
Nvent Electric Public Limited Company	8	637
Old Dominion Freight Line, Inc.	10	2,158
Oshkosh Corporation	3	396
Otis Worldwide Corporation	21	2,106
Owens Corning	5	771
PACCAR Inc	27	3,315
Parker-Hannifin Corporation	6	3,567
Paychex, Inc.	17	2,069
Pentair Public Limited Company	9	734
Plug Power Inc. (a) (b)	31	106
Quanta Services, Inc.	8	1,962
RBC Bearings Incorporated (a)	1	384
Regal Rexnord Corporation	3	622
Republic Services, Inc.	11	2,043
Resideo Technologies, Inc. (a)	7	167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Robert Half Inc.	5	430
Rockwell Automation, Inc.	6	1,742
RTX Corporation	69	6,732
Ryder System, Inc.	2	273
Saia, Inc. (a)	1	808
Schneider National, Inc. - Class B	2	44
SiteOne Landscape Supply, Inc. (a)	2	403
Snap-on Incorporated	3	812
Southwest Airlines Co.	31	901
Spirit AeroSystems Holdings, Inc. - Class A (a)	6	200
SPX Technologies, Inc. (a)	2	290
Stanley Black & Decker, Inc.	8	776
Stericycle, Inc. (a)	5	246
Symbotic Inc. - Class A (a) (b)	1	48
Terex Corporation	3	223
Tetra Tech, Inc.	3	509
Textron Inc.	10	979
The AZEK Company Inc. - Class A (a)	8	382
The Brink's Company	2	204
The Middleby Corporation (a)	3	432
The Timken Company	3	300
Toro Company, The	5	469
Trane Technologies Public Limited Company	12	3,550
TransDigm Group Incorporated	3	3,386
TransUnion	10	775
Trex Company, Inc. (a)	6	561
Trinet Group, Inc.	2	218
U-Haul Holding Company (a)	—	31
U-Haul Holding Company - Series N	5	348
Unifirst Corporation	1	134
Union Pacific Corporation	32	7,791
United Airlines Holdings, Inc. (a)	17	818
United Parcel Service, Inc. - Class B	38	5,592
United Rentals, Inc.	4	2,539
Valmont Industries, Inc.	1	245
Veralto Corporation	12	1,068
Verisk Analytics, Inc.	7	1,770
Vertiv Holdings Co - Class A	17	1,378
Vm Consolidated, Inc. - Class A (a)	9	216
W.W. Grainger, Inc.	2	2,390
Waste Management, Inc.	19	4,073
Watsco, Inc.	2	758
Watts Water Technologies, Inc. - Class A	1	301
Werner Enterprises, Inc.	3	126
WESCO International, Inc.	2	395
Westinghouse Air Brake Technologies Corporation	9	1,349
WillScot Mobile Mini Holdings Corp. - Class A (a)	9	439
Woodward, Inc.	3	448
XPO, Inc. (a)	6	739
Xylem Inc.	12	1,614
Zurn Elkay Water Solutions Corporation	8	258
		234,240
Consumer Discretionary 0.9%
ADT, Inc.	12	80
Aramark Services, Inc.	13	416
Pool Corporation	2	793
TopBuild Corp. (a)	2	726
Worthington Industries, Inc.	2	104
		2,119
Financials 0.7%
Global Payments Inc.	12	1,665
Materials 0.3%
ATI Inc. (a)	7	345
Carpenter Technology Corporation	2	172
Louisiana-Pacific Corporation (W VA)	3	276
		793
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	201
Crane Nxt, Co.	3	185
Dolby Laboratories, Inc. - Class A	3	257
		643
Health Care 0.1%
Enovis Corporation (a)	3	166
Consumer Staples 0.0%
Energizer Holdings, Inc.	3	101
Seaboard Corporation	—	45
		146
Total Common Stocks (cost $191,922)		239,772
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	835	835
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	278	278
Total Short Term Investments (cost $1,113)		1,113
Total Investments 99.9% (cost $193,035)		240,885
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 0.1%		357
Total Net Assets 100.0%		241,244

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,186	12,479	12,830	17	—	—	835	0.4
JNL Government Money Market Fund, 5.29% - Class SL	399	5,391	5,512	7	—	—	278	0.1
	1,585	17,870	18,342	24	—	—	1,113	0.5

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	9	June 2024	1,135	2	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	239,772	—	—	239,772
Short Term Investments	1,113	—	—	1,113
	240,885	—	—	240,885
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	22	—	—	22
	22	—	—	22

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.5%
Information Technology 94.7%
Accenture Public Limited Company - Class A	288	99,878
ACI Worldwide, Inc. (a)	53	1,754
Adobe Inc. (a)	208	104,823
Advanced Micro Devices, Inc. (a)	741	133,740
Akamai Technologies, Inc. (a)	69	7,523
Alarm.Com Holdings, Inc. (a)	23	1,687
Allegro Microsystems Inc. (a)	38	1,037
Altair Engineering Inc. - Class A (a)	24	2,102
Amkor Technology, Inc.	47	1,525
Amphenol Corporation - Class A	267	30,774
Analog Devices, Inc.	228	45,024
ANSYS, Inc. (a)	40	13,886
AppFolio, Inc. - Class A (a)	10	2,425
Apple Inc.	5,968	1,023,334
Applied Materials, Inc.	382	78,767
AppLovin Corporation - Class A (a)	62	4,303
Arista Networks, Inc. (a)	117	33,803
Arrow Electronics, Inc. (a)	25	3,242
Asana, Inc. - Class A (a) (b)	36	553
Aspen Technology, Inc. (a)	13	2,725
Atlassian Corporation - Class A (a)	66	12,859
Autodesk, Inc. (a)	98	25,591
Avnet, Inc.	37	1,817
Axcelis Technologies, Inc. (a)	15	1,678
Badger Meter, Inc.	14	2,298
Belden Inc.	19	1,785
Bentley Systems, Incorporated - Class B	103	5,381
Bill Holdings, Inc. (a)	46	3,134
Blackbaud, Inc. (a)	18	1,366
Blackline, Inc. (a)	22	1,405
Box, Inc. - Class A (a)	69	1,969
Braze, Inc. - Class A (a)	22	966
Broadcom Inc.	215	285,167
C3.ai, Inc. - Class A (a) (b)	46	1,246
Cadence Design Systems, Inc. (a)	125	38,921
Calix, Inc. (a)	27	899
CCC Intelligent Solutions Holdings Inc. (a)	86	1,024
CDW Corp.	61	15,725
Ciena Corporation (a)	66	3,248
Cirrus Logic, Inc. (a)	26	2,371
Cisco Systems, Inc.	1,868	93,209
Cloudflare, Inc. - Class A (a)	137	13,236
Cognex Corporation	77	3,284
Cognizant Technology Solutions Corporation - Class A	231	16,910
Coherent Corp. (a)	59	3,575
CommVault Systems, Inc. (a)	19	1,978
Confluent, Inc. - Class A (a)	96	2,921
Corning Incorporated	357	11,761
CrowdStrike Holdings, Inc. - Class A (a)	104	33,257
Datadog, Inc. - Class A (a)	125	15,416
Dell Technologies Inc. - Class C	74	8,438
Diodes Incorporated (a)	21	1,491
DocuSign, Inc. (a)	91	5,448
DoubleVerify Holdings, Inc. (a)	56	1,964
Dropbox, Inc. - Class A (a)	117	2,833
DXC Technology Company (a)	83	1,763
Dynatrace, Inc. (a)	98	4,569
Elastic N.V. (a)	37	3,760
Enphase Energy, Inc. (a)	63	7,655
Entegris, Inc.	66	9,258
EPAM Systems, Inc. (a)	26	7,321
Extreme Networks, Inc. (a)	61	699
F5, Inc. (a)	27	5,051
Fabrinet (a)	18	3,312
Fair Isaac Corporation (a)	11	14,192
First Solar, Inc. (a)	47	7,954
Five9, Inc. (a)	33	2,080
Flex Ltd. (a)	202	5,774
Fortinet, Inc. (a)	299	20,438
Freshworks, Inc. - Class A (a)	66	1,203
Gartner, Inc. (a)	35	16,564
Gen Digital Inc.	274	6,135
Gitlab Inc. - Class A (a)	42	2,435
GoDaddy Inc. - Class A (a)	61	7,225
Guidewire Software, Inc. (a)	37	4,330
Hewlett Packard Enterprise Company	579	10,272
HP, Inc.	400	12,083
HubSpot, Inc. (a)	22	13,804
Informatica Inc. - Class A (a)	19	663
Insight Enterprises, Inc. (a)	13	2,418
Instructure Holdings, Inc. (a)	8	181
Intapp US, Inc. (a)	10	341
Intel Corporation	1,943	85,829
International Business Machines Corporation	420	80,114
Intuit Inc.	122	79,606
IPG Photonics Corporation (a)	15	1,335
Itron, Inc. (a)	20	1,876
Jabil Inc.	57	7,572
Juniper Networks, Inc.	147	5,432
Keysight Technologies, Inc. (a)	81	12,720
KLA Corporation	63	43,733
Kulicke and Soffa Industries, Inc.	24	1,218
Kyndryl Holdings, Inc. (a)	110	2,398
Lam Research Corporation	60	58,426
Lattice Semiconductor Corporation (a)	62	4,881
Littelfuse, Inc.	11	2,731
Lumentum Holdings Inc. (a)	32	1,511
MACOM Technology Solutions Holdings, Inc. (a)	25	2,374
Manhattan Associates, Inc. (a)	28	7,017
Marvell Technology, Inc.	382	27,094
Microchip Technology Incorporated	244	21,920
Micron Technology, Inc.	506	59,690
Microsoft Corporation	3,032	1,275,490
MicroStrategy Incorporated - Class A (a) (b)	7	11,230
MKS Instruments, Inc.	26	3,467
MongoDB, Inc. - Class A (a)	30	10,796
Monolithic Power Systems, Inc.	21	13,965
Motorola Solutions, Inc.	76	27,059
N-Able, Inc. (a)	29	383
nCino OpCo, Inc. (a)	28	1,038
NCR Voyix Corporation (a)	60	760
NetApp, Inc.	96	10,058
Novanta Inc. (a)	16	2,825
Nutanix, Inc. - Class A (a)	113	6,949
NVIDIA Corporation	991	895,124
NXP Semiconductors N.V.	119	29,411
Okta, Inc. - Class A (a)	72	7,541
On Semiconductor Corporation (a)	199	14,609
Onto Innovation Inc. (a)	22	4,045
Oracle Corporation	733	92,042
Palantir Technologies Inc. - Class A (a)	853	19,627
Palo Alto Networks, Inc. (a)	144	40,996
Pegasystems Inc.	17	1,080
Plexus Corp. (a)	13	1,193
Power Integrations, Inc.	24	1,736
Powerschool Holdings, Inc. - Class A (a) (b)	28	586
Procore Technologies, Inc. (a)	40	3,249
Progress Software Corporation	19	1,023
PTC Inc. (a)	55	10,349
Pure Storage, Inc. - Class A (a)	128	6,662
Qorvo, Inc. (a)	45	5,151
Qualcomm Incorporated	511	86,597
Qualys, Inc. (a)	18	2,957
Rambus Inc. (a)	49	3,000
Rapid7, Inc. (a)	27	1,347
RingCentral, Inc. - Class A (a)	36	1,246
Rogers Corporation (a)	9	1,101
Roper Technologies, Inc.	45	25,471
Salesforce, Inc.	431	129,703
Samsara Inc. - Class A (a)	77	2,925
Sanmina Corporation (a)	25	1,579
Seagate Technology Holdings Public Limited Company	96	8,937
SentinelOne, Inc. - Class A (a)	109	2,540
ServiceNow, Inc. (a)	90	68,307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Silicon Laboratories Inc. (a)	14	2,042
Sitime Corporation (a)	8	745
Skyworks Solutions, Inc.	74	8,034
Smartsheet Inc. - Class A (a)	66	2,524
Snowflake Inc. - Class A (a)	141	22,800
SolarEdge Technologies Ltd. (a) (b)	25	1,744
Sprout Social, Inc. - Class A (a)	22	1,314
SPS Commerce, Inc. (a)	17	3,081
Squarespace, Inc. - Class A (a)	19	684
Super Micro Computer, Inc. (a)	22	22,138
Synaptics Incorporated (a)	19	1,808
Synopsys, Inc. (a)	68	38,745
TD SYNNEX Corporation	22	2,500
TE Connectivity Ltd. (c)	138	20,013
Teledyne Technologies Incorporated (a)	22	9,249
Tenable Holdings, Inc. (a)	55	2,731
Teradata Corporation (a)	44	1,704
Teradyne, Inc.	71	8,004
Texas Instruments Incorporated	417	72,601
Trimble Inc. (a)	108	6,973
Tyler Technologies, Inc. (a)	19	7,943
Uipath, Inc. - Class A (a)	197	4,478
Unity Software Inc. (a)	110	2,925
Universal Display Corporation	22	3,711
Varonis Systems, Inc. (a)	49	2,328
VeriSign, Inc. (a)	40	7,650
ViaSat, Inc. (a) (b)	39	707
Vishay Intertechnology, Inc.	56	1,267
Vontier Corporation	74	3,372
Western Digital Corporation (a)	138	9,391
Wolfspeed, Inc. (a)	56	1,659
Workday, Inc. - Class A (a)	96	26,182
Workiva Inc. - Class A (a)	22	1,833
Zebra Technologies Corporation - Class A (a)	23	7,046
Zoom Video Communications, Inc. - Class A (a)	108	7,093
Zscaler, Inc. (a)	42	8,106
		6,055,712
Industrials 2.4%
Alight, Inc. - Class A (a)	163	1,606
Array Tech, Inc. (a)	67	997
ASGN Incorporated (a)	22	2,268
Broadridge Financial Solutions, Inc.	52	10,608
Caci International Inc. - Class A (a)	10	3,845
Clarivate PLC (a) (b)	153	1,140
Concentrix Corporation	20	1,319
Dayforce, Inc. (a)	70	4,623
ESCO Technologies Inc.	12	1,282
ExlService Holdings, Inc. (a)	73	2,327
Fortive Corporation	161	13,894
Genpact Limited	70	2,319
Leidos Holdings, Inc.	59	7,737
Lyft, Inc. - Class A (a)	156	3,016
Parsons Corporation (a)	21	1,762
Paycom Software, Inc.	23	4,632
Paycor HCM, Inc. (a)	33	635
Paylocity Holding Corporation (a)	19	3,348
Science Applications International Corporation	24	3,107
Sensata Technologies Holding PLC	69	2,551
Shoals Technologies Group, Inc. - Class A (a)	81	906
SS&C Technologies Holdings, Inc.	101	6,498
Sunrun Inc. (a) (b)	100	1,320
Uber Technologies, Inc. (a)	911	70,171
		151,911
Financials 1.9%
Affirm Holdings, Inc. - Class A (a)	103	3,830
Block, Inc. - Class A (a)	254	21,488
Corpay Inc (a)	31	9,647
Euronet Worldwide, Inc. (a)	21	2,363
Fidelity National Information Services, Inc.	272	20,195
Fiserv, Inc. (a)	252	40,265
Flywire Corporation (a)	39	964
Jack Henry & Associates, Inc.	33	5,709
Remitly Global, Inc. (a)	59	1,231
Robinhood Markets, Inc. - Class A (a)	234	4,714
Shift4 Payments, LLC - Class A (a) (b)	27	1,769
Toast, Inc. - Class A (a)	181	4,510
Wex, Inc. (a)	20	4,662
		121,347
Communication Services 0.3%
The Trade Desk, Inc. - Class A (a)	204	17,856
ZoomInfo Technologies Inc. - Class A (a)	129	2,063
		19,919
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	16	3,435
Garmin Ltd.	70	10,444
		13,879
Total Common Stocks (cost $3,262,221)		6,362,768
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	8,568	8,568
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	7,467	7,467
Total Short Term Investments (cost $16,035)		16,035
Total Investments 99.8% (cost $3,278,256)		6,378,803
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net 0.2%		15,225
Total Net Assets 100.0%		6,394,019

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	9,038	157,761	159,332	353	—	—	7,467	0.1
JNL Government Money Market Fund, 5.29% - Class SL	4,283	44,798	40,513	52	—	—	8,568	0.2
	13,321	202,559	199,845	405	—	—	16,035	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	12/09/16	13,977	20,013	0.3

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	116	June 2024	24,634	(9)	37

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	6,362,768	—	—	6,362,768
Short Term Investments	16,035	—	—	16,035
	6,378,803	—	—	6,378,803
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	37	—	—	37
	37	—	—	37

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.2%
Materials 95.6%
Air Products and Chemicals, Inc.	34	8,162
Albemarle Corporation (a)	18	2,339
Alcoa Corporation	27	911
Alpha Metallurgical Resources, Inc.	2	534
Arcadium Lithium PLC (a) (b)	157	675
Arch Resources, Inc. - Class A	3	412
Ashland Inc.	8	757
Avient Corporation	14	599
Axalta Coating Systems Ltd. (b)	31	1,076
Balchem Corporation	5	758
Cabot Corporation	8	770
Celanese Corporation - Class A	16	2,695
CF Industries Holdings, Inc.	27	2,242
Cleveland-Cliffs Inc. (b)	76	1,734
Commercial Metals Company	18	1,034
Corteva, Inc.	107	6,156
Dow Inc.	106	6,154
DuPont de Nemours, Inc.	65	4,994
Eagle Materials Inc.	5	1,432
Eastman Chemical Company	18	1,797
Ecolab Inc.	38	8,694
Element Solutions Inc.	34	854
FMC Corporation	19	1,205
Freeport-McMoRan Inc.	217	10,223
H.B. Fuller Company	8	650
Hecla Mining Company	88	424
Huntsman Corporation	25	656
Innospec Inc.	4	482
International Flavors & Fragrances Inc.	39	3,328
Legacy Vulcan Corp.	19	5,311
Linde Public Limited Company	73	34,067
LyondellBasell Industries N.V. - Class A	39	4,009
Martin Marietta Materials, Inc.	9	5,747
MOS Holdings Inc.	49	1,603
MP Materials Corp. - Class A (a) (b)	19	272
NewMarket Corporation	1	733
Newmont Corporation	169	6,062
Nucor Corporation	37	7,354
Olin Corporation	19	1,087
PPG Industries, Inc.	36	5,180
Quaker Chemical Corporation	2	429
Reliance, Inc.	9	2,909
Royal Gold, Inc.	10	1,216
RPM International Inc.	19	2,237
Scotts Miracle-Gro Company, The (a)	6	456
Sensient Technologies Corporation	6	444
Southern Copper Corporation	13	1,383
Steel Dynamics, Inc.	24	3,520
Summit Materials, Inc. - Class A (b)	18	804
The Chemours Company	22	590
The Sherwin-Williams Company	36	12,441
United States Steel Corporation	34	1,374
Warrior Met Coal, Inc.	8	477
Westlake Corporation	5	788
		172,240
Industrials 1.9%
Boise Cascade Company	6	922
Simpson Manufacturing Co., Inc.	6	1,323
UFP Industries, Inc.	9	1,151
		3,396
Health Care 1.4%
Avantor, Inc. (b)	99	2,525
Consumer Staples 0.3%
WD-40 Company	2	516
Total Common Stocks (cost $157,378)		178,677
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	886	886
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	286	286
Total Short Term Investments (cost $1,172)		1,172
Total Investments 99.8% (cost $158,550)		179,849
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 0.2%		275
Total Net Assets 100.0%		180,128

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	447	19,800	19,361	9	—	—	886	0.5
JNL Government Money Market Fund, 5.29% - Class SL	59	4,408	4,181	5	—	—	286	0.2
	506	24,208	23,542	14	—	—	1,172	0.7

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	13	June 2024	1,259	4	36

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	178,677	—	—	178,677
Short Term Investments	1,172	—	—	1,172
	179,849	—	—	179,849
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
	36	—	—	36

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.8%
Information Technology 49.2%
Adobe Inc. (a)	251	126,824
Advanced Micro Devices, Inc. (a)	898	162,164
Analog Devices, Inc.	276	54,541
ANSYS, Inc. (a)	48	16,798
Apple Inc.	3,324	570,071
Applied Materials, Inc.	462	95,283
ASML Holding N.V. - ADR	48	46,607
Atlassian Corporation - Class A (a)	87	17,046
Autodesk, Inc. (a)	119	30,976
Broadcom Inc.	258	341,541
Cadence Design Systems, Inc. (a)	151	47,121
CDW Corp.	75	19,089
Cisco Systems, Inc.	2,252	112,376
Cognizant Technology Solutions Corporation - Class A	277	20,289
CrowdStrike Holdings, Inc. - Class A (a)	127	40,578
Datadog, Inc. - Class A (a)	170	21,049
Fortinet, Inc. (a)	424	28,983
Globalfoundries Inc. (a) (b)	305	15,872
Intel Corporation	2,351	103,843
Intuit Inc.	156	101,194
KLA Corporation	75	52,530
Lam Research Corporation	73	70,827
Marvell Technology, Inc.	481	34,073
Microchip Technology Incorporated	300	26,956
Micron Technology, Inc.	614	72,365
Microsoft Corporation	1,600	673,011
MongoDB, Inc. - Class A (a)	40	14,299
NVIDIA Corporation	538	486,309
NXP Semiconductors N.V.	143	35,333
On Semiconductor Corporation (a)	238	17,477
Palo Alto Networks, Inc. (a)	179	50,792
Qualcomm Incorporated	621	105,060
Roper Technologies, Inc.	59	33,376
Synopsys, Inc. (a)	85	48,480
Texas Instruments Incorporated	506	88,083
Workday, Inc. - Class A (a)	116	31,698
Zscaler, Inc. (a)	83	16,024
		3,828,938
Communication Services 15.3%
Alphabet Inc. - Class A (a)	1,269	191,482
Alphabet Inc. - Class C (a)	1,221	185,892
Comcast Corporation - Class A	2,203	95,514
Electronic Arts Inc.	149	19,723
Former Charter Communications Parent, Inc. - Class A (a)	81	23,469
Meta Platforms, Inc. - Class A	753	365,889
Netflix, Inc. (a)	241	146,146
Sirius XM Holdings Inc. (b)	2,137	8,290
Take-Two Interactive Software, Inc. (a)	95	14,180
The Trade Desk, Inc. - Class A (a)	247	21,632
T-Mobile USA, Inc.	660	107,670
Warner Bros. Discovery, Inc. - Series A (a)	1,357	11,843
		1,191,730
Consumer Discretionary 12.8%
Airbnb, Inc. - Class A (a)	244	40,184
Amazon.com, Inc. (a)	2,236	403,375
Booking Holdings Inc.	19	68,933
Doordash, Inc. - Class A (a)	209	28,777
Lululemon Athletica Canada Inc. (a)	67	26,300
Marriott International, Inc. - Class A	161	40,614
MercadoLibre, Inc. (a)	28	42,622
O'Reilly Automotive, Inc. (a)	33	37,058
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	371	43,176
Ross Stores, Inc.	187	27,474
Starbucks Corporation	630	57,536
Tesla Inc. (a)	1,038	182,439
		998,488
Consumer Staples 6.4%
Coca-Cola Europacific Partners PLC	254	17,762
Costco Wholesale Corporation	247	180,767
Dollar Tree, Inc. (a)	121	16,131
Keurig Dr Pepper Inc.	772	23,664
Kraft Foods Group, Inc.	675	24,891
Mondelez International, Inc. - Class A	749	52,410
Monster Beverage 1990 Corporation (a)	579	34,302
PepsiCo, Inc.	764	133,752
Walgreens Boots Alliance, Inc.	479	10,401
		494,080
Health Care 6.2%
Amgen Inc.	298	84,727
AstraZeneca PLC - ADR	324	21,937
Biogen Inc. (a)	81	17,429
DexCom, Inc. (a)	214	29,733
GE HealthCare Technologies Inc.	253	23,019
Gilead Sciences, Inc.	693	50,742
IDEXX Laboratories, Inc. (a)	46	24,946
Illumina, Inc. (a)	88	12,133
Intuitive Surgical, Inc. (a)	196	78,187
Moderna, Inc. (a)	212	22,639
Regeneron Pharmaceuticals, Inc. (a)	60	57,771
Vertex Pharmaceuticals Incorporated (a)	144	60,040
		483,303
Industrials 4.8%
Automatic Data Processing, Inc.	228	57,046
Cintas Corporation	56	38,726
Copart, Inc. (a)	535	30,965
CSX Corporation	1,089	40,383
Fastenal Company	318	24,545
Honeywell International Inc.	363	74,433
Old Dominion Freight Line, Inc.	121	26,545
PACCAR Inc	291	36,090
Paychex, Inc.	201	24,666
Verisk Analytics, Inc.	80	18,795
		372,194
Materials 1.6%
Linde Public Limited Company	267	124,125
Utilities 1.2%
American Electric Power Company, Inc.	293	25,192
Constellation Energy Group, Inc.	176	32,549
Exelon Corporation	559	20,986
XCEL Energy Inc.	309	16,627
		95,354
Financials 0.5%
PayPal Holdings, Inc. (a)	596	39,922
Energy 0.5%
Baker Hughes Company - Class A	556	18,644
Diamondback Energy, Inc.	99	19,664
		38,308
Real Estate 0.3%
CoStar Group, Inc. (a)	227	21,938
Total Common Stocks (cost $4,745,175)		7,688,380
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	80,977	80,977
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	9,197	9,197
Total Short Term Investments (cost $90,174)		90,174
Total Investments 100.0% (cost $4,835,349)		7,778,554
Other Derivative Instruments (0.0)%		(127)
Other Assets and Liabilities, Net (0.0)%		(689)
Total Net Assets 100.0%		7,777,738

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	58,403	223,015	200,441	762	—	—	80,977	1.1
JNL Government Money Market Fund, 5.29% - Class SL	28,965	35,399	55,167	345	—	—	9,197	0.1
	87,368	258,414	255,608	1,107	—	—	90,174	1.2

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	243	June 2024	88,821	(127)	968

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	7,688,380	—	—	7,688,380
Short Term Investments	90,174	—	—	90,174
	7,778,554	—	—	7,778,554
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	968	—	—	968
	968	—	—	968

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.2%
Real Estate 96.8%
Agree Realty Corporation	13	754
Alexandria Real Estate Equities, Inc.	24	3,115
American Homes 4 Rent - Class A	45	1,671
American Tower Corporation	66	12,952
Americold Realty Trust, Inc.	38	942
Apartment Income REIT Corp.	19	630
Apple Hospitality REIT, Inc.	32	519
AvalonBay Communities, Inc.	19	3,461
Boston Properties, Inc.	22	1,437
Brixmor Property Group Inc.	42	985
Broadstone Net Lease, Inc.	24	376
Camden Property Trust	15	1,473
CBRE Group, Inc. - Class A (a)	43	4,155
COPT Defense Properties	16	382
CoStar Group, Inc. (a)	55	5,270
Cousins Properties Incorporated	20	473
Crown Castle Inc.	61	6,441
Cubesmart, L.P.	30	1,347
Digital Realty Trust, Inc.	42	5,989
EastGroup Properties, Inc.	6	1,165
EPR Properties	10	428
Equinix, Inc.	13	10,895
Equity Lifestyle Properties, Inc.	24	1,549
Equity Residential	52	3,309
Essential Properties Realty Trust, Inc.	23	616
Essex Property Trust, Inc.	9	2,107
Extra Space Storage Inc.	29	4,223
Federal Realty Investment Trust	11	1,160
First Industrial Realty Trust, Inc.	17	887
Gaming and Leisure Properties, Inc.	35	1,599
Healthpeak OP, LLC	99	1,864
Host Hotels & Resorts, Inc.	94	1,935
Howard Hughes Holdings Inc. (a)	4	311
Independence Realty Trust, Inc.	32	510
Invitation Homes Inc.	83	2,960
Iron Mountain Incorporated	41	3,293
Jones Lang LaSalle Incorporated (a)	7	1,300
Kilroy Realty Corporation	16	572
Kimco Realty OP, LLC	95	1,854
Kite Realty Naperville, LLC	31	670
Lamar Advertising Company - Class A	12	1,460
LXP Industrial Trust	41	370
Medical Properties Trust, Inc. (b)	84	394
Mid-America Apartment Communities, Inc.	16	2,156
National Health Investors, Inc.	6	368
National Storage Affiliates Trust	11	438
NNN REIT, Inc.	26	1,096
Omega Healthcare Investors, Inc.	34	1,090
Park Hotels & Resorts Inc.	29	516
Phillips Edison & Company, Inc.	17	604
PotlatchDeltic Corporation	11	524
ProLogis Inc.	130	16,918
Public Storage Operating Company	22	6,454
Rayonier Inc.	18	613
Realty Income Corporation	117	6,325
Regency Centers Corporation	23	1,418
Rexford Industrial Realty, Inc.	28	1,389
Ryman Hospitality Properties, Inc.	8	949
Sabra Health Care REIT, Inc.	30	437
SBA Communications Corporation - Class A	15	3,284
Simon Property Group, Inc.	46	7,171
SITE Centers Corp.	27	391
STAG Industrial, Inc.	26	983
Sun Communities, Inc.	17	2,161
Terreno Realty Corporation	11	754
The Macerich Company	30	517
The St. Joe Company	5	290
UDR, Inc.	46	1,720
Ventas, Inc.	54	2,343
VICI Properties Inc.	145	4,334
Vornado Realty Trust	24	688
W.P. Carey Inc.	30	1,723
Welltower Inc.	78	7,272
Weyerhaeuser Company	96	3,458
		176,187
Financials 2.4%
AGNC Investment Corp.	94	931
Annaly Capital Management, Inc.	70	1,384
Blackstone Mortgage Trust, Inc. - Class A (b)	23	457
RITHM Capital Corp.	68	760
Starwood Property Trust, Inc.	41	843
		4,375
Total Common Stocks (cost $205,411)		180,562
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	859	859
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	787	787
Total Short Term Investments (cost $1,646)		1,646
Total Investments 100.1% (cost $207,057)		182,208
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (0.1)%		(115)
Total Net Assets 100.0%		182,103

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	105	8,694	7,940	6	—	—	859	0.5
JNL Government Money Market Fund, 5.29% - Class SL	1,675	4,425	5,313	16	—	—	787	0.4
	1,780	13,119	13,253	22	—	—	1,646	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	32	June 2024	1,556	10	6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	180,562	—	—	180,562
Short Term Investments	1,646	—	—	1,646
	182,208	—	—	182,208
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6	—	—	6
	6	—	—	6

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 29.4%
Accenture Public Limited Company - Class A	203	70,387
Adobe Inc. (a)	147	74,337
Advanced Micro Devices, Inc. (a)	523	94,355
Akamai Technologies, Inc. (a) (b)	50	5,437
Amphenol Corporation - Class A	194	22,404
Analog Devices, Inc.	161	31,891
ANSYS, Inc. (a)	28	9,724
Apple Inc.	4,701	806,116
Applied Materials, Inc.	271	55,821
Arista Networks, Inc. (a)	82	23,644
Autodesk, Inc. (a)	70	18,137
Broadcom Inc.	142	188,243
Cadence Design Systems, Inc. (a)	88	27,402
CDW Corp.	44	11,136
Cisco Systems, Inc.	1,311	65,413
Cognizant Technology Solutions Corporation - Class A (b)	163	11,933
Corning Incorporated	247	8,153
Enphase Energy, Inc. (a) (b)	44	5,376
EPAM Systems, Inc. (a)	19	5,176
F5, Inc. (a) (b)	19	3,689
Fair Isaac Corporation (a)	8	9,993
First Solar, Inc. (a)	32	5,403
Fortinet, Inc. (a)	206	14,088
Gartner, Inc. (a)	25	12,022
Gen Digital Inc. (b)	182	4,072
Hewlett Packard Enterprise Company	420	7,447
HP, Inc.	281	8,490
Intel Corporation	1,364	60,254
International Business Machines Corporation (b)	296	56,622
Intuit Inc.	91	59,199
Jabil Inc.	42	5,606
Juniper Networks, Inc.	100	3,707
Keysight Technologies, Inc. (a)	59	9,154
KLA Corporation	44	30,852
Lam Research Corporation	43	41,431
Microchip Technology Incorporated	175	15,679
Micron Technology, Inc.	355	41,884
Microsoft Corporation	2,405	1,011,753
Monolithic Power Systems, Inc.	16	10,820
Motorola Solutions, Inc.	54	18,999
NetApp, Inc.	68	7,091
NVIDIA Corporation	799	722,128
NXP Semiconductors N.V.	84	20,874
On Semiconductor Corporation (a) (b)	141	10,396
Oracle Corporation	514	64,575
Palo Alto Networks, Inc. (a) (b)	100	28,281
PTC Inc. (a)	37	7,075
Qorvo, Inc. (a)	32	3,656
Qualcomm Incorporated	360	60,970
Roper Technologies, Inc.	34	19,217
Salesforce, Inc.	315	94,820
Seagate Technology Holdings Public Limited Company (b)	64	5,941
ServiceNow, Inc. (a)	66	50,571
Skyworks Solutions, Inc. (b)	51	5,566
Super Micro Computer, Inc. (a)	15	15,514
Synopsys, Inc. (a)	49	28,096
TE Connectivity Ltd. (c)	100	14,558
Teledyne Technologies Incorporated (a)	15	6,587
Teradyne, Inc. (b)	49	5,581
Texas Instruments Incorporated	295	51,402
Trimble Inc. (a) (b)	83	5,326
Tyler Technologies, Inc. (a) (b)	14	5,784
VeriSign, Inc. (a)	29	5,408
Western Digital Corporation (a) (b)	100	6,851
Zebra Technologies Corporation - Class A (a)	17	5,203
		4,217,720
Financials 13.1%
AFLAC Incorporated (b)	174	14,934
American Express Company	186	42,414
American International Group, Inc.	226	17,703
Ameriprise Financial, Inc.	33	14,489
AON Public Limited Company - Class A	65	21,855
Arch Capital Group Ltd. (a)	120	11,097
Arthur J. Gallagher & Co.	70	17,455
Assurant, Inc.	17	3,254
Bank of America Corporation	2,228	84,475
Berkshire Hathaway Inc. - Class B (a)	589	247,563
BlackRock, Inc.	45	37,722
Blackstone Inc. - Class A (b)	230	30,255
Brown & Brown, Inc.	72	6,313
Capital One Financial Corporation	124	18,453
Cboe Global Markets, Inc.	34	6,302
Chubb Limited	132	34,207
Cincinnati Financial Corporation (b)	50	6,263
Citigroup Inc.	618	39,069
Citizens Financial Group, Inc.	150	5,427
CME Group Inc. - Class A	116	25,077
Comerica Incorporated	40	2,197
Corpay Inc (a) (b)	23	7,181
Discover Financial Services	82	10,722
Everest Re Group, Ltd.	14	5,550
FactSet Research Systems Inc.	12	5,539
Fidelity National Information Services, Inc.	190	14,103
Fifth Third Bancorp (b)	221	8,221
Fiserv, Inc. (a)	194	31,037
Franklin Resources, Inc. (b)	91	2,552
Global Payments Inc.	84	11,261
Globe Life Inc.	29	3,321
Huntington Bancshares Incorporated	478	6,672
Intercontinental Exchange, Inc.	182	25,050
Invesco Ltd. (b)	157	2,608
Jack Henry & Associates, Inc. (b)	23	4,011
JPMorgan Chase & Co.	935	187,366
KeyCorp	298	4,709
Loews Corporation	59	4,604
M&T Bank Corporation (b)	54	7,895
MarketAxess Holdings Inc.	13	2,784
Marsh & Mclennan Companies, Inc.	160	32,862
MasterCard Incorporated - Class A	268	129,032
MetLife, Inc.	203	15,072
Moody's Corporation	51	20,109
Morgan Stanley	409	38,504
MSCI Inc. - Class A	26	14,342
Nasdaq, Inc.	110	6,950
Northern Trust Corporation	66	5,868
PayPal Holdings, Inc. (a)	348	23,310
Principal Financial Group, Inc. (b)	73	6,270
Prudential Financial, Inc.	117	13,776
Raymond James Financial, Inc.	61	7,782
Regions Financial Corporation	302	6,352
S&P Global Inc.	105	44,602
State Street Corporation	101	7,804
Synchrony Financial	135	5,814
T. Rowe Price Group, Inc. (b)	71	8,628
The Allstate Corporation	86	14,809
The Bank of New York Mellon Corporation (d)	240	13,831
The Charles Schwab Corporation	482	34,834
The Goldman Sachs Group, Inc.	106	44,134
The Hartford Financial Services Group, Inc.	98	10,138
The PNC Financial Services Group, Inc.	130	20,986
The Progressive Corporation	189	39,092
The Travelers Companies, Inc.	74	16,970
Truist Financial Corporation	433	16,872
U.S. Bancorp (b)	503	22,492
Visa Inc. - Class A (b)	512	142,948
W. R. Berkley Corporation	68	5,985
Wells Fargo & Company	1,173	67,983
Willis Towers Watson Public Limited Company (b)	33	9,111
		1,878,972
Health Care 12.3%
Abbott Laboratories	561	63,820
AbbVie Inc. (b)	571	104,027
Agilent Technologies, Inc. (b)	95	13,776

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Align Technology, Inc. (a)	24	7,805
Amgen Inc.	173	49,181
Baxter International Inc.	170	7,252
Becton, Dickinson and Company	93	22,970
Biogen Inc. (a)	47	10,064
Bio-Rad Laboratories, Inc. - Class A (a)	7	2,475
Bio-Techne Corporation (b)	52	3,641
Boston Scientific Corporation (a)	474	32,449
Bristol-Myers Squibb Company	658	35,692
Cardinal Health, Inc.	81	9,021
Catalent, Inc. (a)	58	3,268
Cencora, Inc. (b)	54	13,159
Centene Corporation (a)	175	13,701
Charles River Laboratories International, Inc. (a) (b)	17	4,533
CVS Health Corporation	408	32,507
Danaher Corporation	213	53,138
DaVita Inc. (a) (b)	18	2,445
Dentsply Sirona Inc.	70	2,316
DexCom, Inc. (a)	125	17,300
Edwards Lifesciences Corporation (a)	196	18,726
Elevance Health, Inc.	76	39,439
Eli Lilly and Company	258	200,726
GE HealthCare Technologies Inc.	127	11,568
Gilead Sciences, Inc.	403	29,497
HCA Healthcare, Inc.	64	21,315
Henry Schein, Inc. (a) (b)	41	3,120
Hologic, Inc. (a)	81	6,301
Humana Inc.	40	13,881
IDEXX Laboratories, Inc. (a)	27	14,681
Illumina, Inc. (a)	51	6,947
Incyte Corporation (a)	62	3,544
Insulet Corporation (a) (b)	23	3,922
Intuitive Surgical, Inc. (a)	114	45,464
IQVIA Holdings Inc (a)	60	15,166
Johnson & Johnson	779	123,216
Laboratory Corporation of America Holdings (b)	27	6,001
McKesson Corporation	43	23,078
Medtronic, Inc. (b)	430	37,454
Merck & Co., Inc.	820	108,188
Mettler-Toledo International Inc. (a)	7	9,270
Moderna, Inc. (a) (b)	107	11,453
Molina Healthcare, Inc. (a)	19	7,845
Pfizer Inc. (b)	1,827	50,699
Quest Diagnostics Incorporated	36	4,756
Regeneron Pharmaceuticals, Inc. (a)	35	33,383
ResMed Inc. (b)	48	9,560
Revvity, Inc. (b)	37	3,901
Steris Public Limited Company (b)	32	7,187
Stryker Corporation	110	39,316
Teleflex Incorporated	15	3,403
The Cigna Group (b)	95	34,394
The Cooper Companies, Inc.	63	6,427
Thermo Fisher Scientific Inc.	125	72,661
UnitedHealth Group Incorporated	299	148,050
Universal Health Services, Inc. - Class B (b)	19	3,495
Vertex Pharmaceuticals Incorporated (a) (b)	83	34,852
Viatris Inc.	393	4,690
Waters Corporation (a) (b)	20	6,742
West Pharmaceutical Services, Inc.	24	9,461
Zimmer Biomet Holdings, Inc.	67	8,890
Zoetis Inc. - Class A	149	25,137
		1,772,346
Consumer Discretionary 10.3%
Airbnb, Inc. - Class A (a)	140	23,132
Amazon.com, Inc. (a)	2,960	533,990
Aptiv PLC (a)	87	6,971
AutoZone, Inc. (a)	6	17,860
Bath & Body Works, Inc.	77	3,854
Best Buy Co., Inc. (b)	62	5,079
Booking Holdings Inc. (b)	11	40,991
BorgWarner Inc. (b)	76	2,635
Caesars Entertainment, Inc. (a)	68	2,959
CarMax, Inc. (a) (b)	52	4,563
Carnival Corporation (a)	325	5,308
Chipotle Mexican Grill, Inc. (a)	9	25,853
D.R. Horton, Inc.	98	16,138
Darden Restaurants, Inc. (b)	40	6,761
Deckers Outdoor Corporation (a)	8	7,825
Domino's Pizza, Inc.	12	5,805
eBay Inc. (b)	170	8,960
ETSY, Inc. (a) (b)	41	2,796
Expedia Group, Inc. (a)	43	5,942
Ford Motor Company	1,282	17,026
Garmin Ltd. (b)	50	7,396
General Motors Company	374	16,955
Genuine Parts Company	45	7,033
Hasbro, Inc. (b)	45	2,566
Hilton Worldwide Holdings Inc.	83	17,801
Home Depot, Inc. , The	322	123,644
Las Vegas Sands Corp.	112	5,779
Lennar Corporation - Class A	82	14,072
LKQ Corporation	84	4,462
Lowe`s Companies, Inc.	187	47,620
Lululemon Athletica Canada Inc. (a)	36	14,165
Marriott International, Inc. - Class A	80	20,082
McDonald's Corporation	235	66,172
MGM Resorts International (a)	92	4,359
Mohawk Industries, Inc. (a)	16	2,153
Nike, Inc. - Class B	395	37,162
Norwegian Cruise Line Holdings Ltd. (a) (b)	148	3,100
NVR, Inc. (a)	1	8,278
O'Reilly Automotive, Inc. (a)	19	21,549
Pool Corporation (b)	13	5,223
PulteGroup, Inc.	71	8,523
Ralph Lauren Corporation - Class A (b)	12	2,322
Ross Stores, Inc.	110	16,157
Royal Caribbean Cruises Ltd. (a) (b)	72	9,966
Starbucks Corporation	370	33,787
Tapestry, Inc. (b)	74	3,521
Tesla Inc. (a)	895	157,309
TJX Companies, Inc., The	370	37,499
Tractor Supply Company (b)	36	9,417
Ulta Beauty, Inc. (a) (b)	16	8,377
V.F. Corporation (b)	107	1,634
Wynn Resorts, Limited	31	3,143
Yum! Brands, Inc. (b)	92	12,772
		1,478,446
Communication Services 8.9%
Alphabet Inc. - Class A (a)	1,908	288,050
Alphabet Inc. - Class C (a)	1,598	243,288
AT&T Inc.	2,306	40,589
Comcast Corporation - Class A	1,283	55,629
Electronic Arts Inc.	79	10,500
Former Charter Communications Parent, Inc. - Class A (a) (b)	33	9,528
Fox Corporation - Class A (b)	76	2,386
Fox Corporation - Class B	45	1,283
Live Nation Entertainment, Inc. (a) (b)	47	4,970
Match Group, Inc. (a)	91	3,303
Meta Platforms, Inc. - Class A	712	345,979
Netflix, Inc. (a)	140	85,119
News Corporation - Class A	120	3,137
News Corporation - Class B (b)	38	1,020
Omnicom Group Inc.	65	6,273
Paramount Global - Class B (b)	166	1,953
Take-Two Interactive Software, Inc. (a) (b)	51	7,584
The Interpublic Group of Companies, Inc. (b)	119	3,879
T-Mobile USA, Inc.	165	26,873
Verizon Communications Inc.	1,360	57,078
Walt Disney Company, The	592	72,401
Warner Bros. Discovery, Inc. - Series A (a)	708	6,182
		1,277,004
Industrials 8.8%
3M Company	180	19,104
A. O. Smith Corporation (b)	39	3,476
Allegion Public Limited Company (b)	29	3,882
American Airlines, Inc. (a)	212	3,251
AMETEK, Inc.	75	13,807

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	133	33,158
Axon Enterprise, Inc. (a)	23	7,223
Boeing Company, The (a)	184	35,490
Broadridge Financial Solutions, Inc.	38	7,798
Builders FirstSource, Inc. (a)	40	8,417
C.H. Robinson Worldwide, Inc. (b)	39	2,973
Carrier Global Corporation	275	16,014
Caterpillar Inc. (b)	165	60,484
Cintas Corporation	28	19,455
Copart, Inc. (a) (b)	279	16,148
CSX Corporation	643	23,839
Cummins Inc.	46	13,422
Dayforce, Inc. (a) (b)	52	3,422
Deere & Company	84	34,638
Delta Air Lines, Inc. (b)	207	9,895
Dover Corporation	46	8,204
Eaton Corporation Public Limited Company	129	40,398
Emerson Electric Co.	184	20,922
Equifax Inc.	40	10,662
Expeditors International of Washington, Inc. - Class A (b)	47	5,770
Fastenal Company (b)	186	14,348
FedEx Corporation	75	21,685
Fortive Corporation	114	9,781
Generac Holdings Inc. (a)	20	2,574
General Dynamics Corporation	73	20,703
General Electric Company	352	61,815
Honeywell International Inc.	213	43,751
Howmet Aerospace Inc.	121	8,302
Hubbell Incorporated	16	6,445
Huntington Ingalls Industries, Inc.	13	3,683
IDEX Corporation	24	5,920
Illinois Tool Works Inc. (b)	89	23,787
Ingersoll Rand Inc.	131	12,422
J.B. Hunt Transport Services, Inc.	27	5,350
Jacobs Solutions Inc.	42	6,396
Johnson Controls International Public Limited Company	223	14,585
L3Harris Technologies, Inc. (b)	62	13,277
Leidos Holdings, Inc.	45	5,922
Lockheed Martin Corporation	70	31,682
Masco Corporation	73	5,730
Nordson Corporation	16	4,390
Norfolk Southern Corporation	74	18,768
Northrop Grumman Corporation	46	21,905
Old Dominion Freight Line, Inc.	58	12,675
Otis Worldwide Corporation (b)	133	13,159
PACCAR Inc	170	21,089
Parker-Hannifin Corporation	41	22,967
Paychex, Inc. (b)	103	12,692
Paycom Software, Inc.	16	3,104
Pentair Public Limited Company	55	4,668
Quanta Services, Inc. (b)	48	12,429
Republic Services, Inc.	66	12,668
Robert Half Inc. (b)	35	2,752
Rockwell Automation, Inc.	38	10,960
Rollins, Inc.	75	3,491
RTX Corporation	430	41,909
Snap-on Incorporated	17	5,155
Southwest Airlines Co. (b)	191	5,588
Stanley Black & Decker, Inc. (b)	50	4,886
Textron Inc.	64	6,119
Trane Technologies Public Limited Company	74	22,196
TransDigm Group Incorporated	18	21,647
Uber Technologies, Inc. (a) (b)	666	51,264
Union Pacific Corporation	197	48,508
United Airlines Holdings, Inc. (a)	105	5,043
United Parcel Service, Inc. - Class B	234	34,847
United Rentals, Inc. (b)	22	15,786
Veralto Corporation (b)	72	6,385
Verisk Analytics, Inc.	47	11,195
W.W. Grainger, Inc.	14	14,459
Waste Management, Inc.	119	25,430
Westinghouse Air Brake Technologies Corporation	58	8,422
Xylem Inc. (b)	78	10,115
		1,256,681
Consumer Staples 5.9%
Altria Group, Inc. (b)	572	24,951
Archer-Daniels-Midland Company	175	11,006
Brown-Forman Corporation - Class B (b)	54	2,780
Bunge Limited	46	4,757
Campbell Soup Company (b)	64	2,837
Church & Dwight Co., Inc. (b)	81	8,406
Coca-Cola Company, The	1,259	77,026
Colgate-Palmolive Company	266	23,991
Conagra Brands, Inc.	156	4,636
Constellation Brands, Inc. - Class A	52	14,212
Costco Wholesale Corporation	143	104,953
Dollar General Corporation	71	11,090
Dollar Tree, Inc. (a) (b)	69	9,144
General Mills, Inc.	190	13,303
Hormel Foods Corporation	94	3,263
Kellanova (b)	85	4,846
Kenvue Inc. (b)	542	11,637
Keurig Dr Pepper Inc. (b)	331	10,148
Kimberly-Clark Corporation	110	14,212
Kraft Foods Group, Inc.	256	9,437
Lamb Weston Holdings, Inc.	45	4,756
McCormick & Company, Incorporated	79	6,087
Molson Coors Beverage Company - Class B	58	3,924
Mondelez International, Inc. - Class A	439	30,721
Monster Beverage 1990 Corporation (a)	238	14,106
PepsiCo, Inc.	445	77,854
Philip Morris International Inc.	502	46,021
Procter & Gamble Company, The	763	123,732
Sysco Corporation	165	13,433
Target Corporation	149	26,468
The Clorox Company	41	6,207
The Estee Lauder Companies Inc. - Class A	76	11,747
The Hershey Company	49	9,558
The J. M. Smucker Company	35	4,397
The Kroger Co.	213	12,177
Tyson Foods, Inc. - Class A	95	5,583
Walgreens Boots Alliance, Inc. (b)	232	5,041
Walmart Inc.	1,386	83,417
		851,864
Energy 3.9%
Apa Corp. (b)	101	3,458
Baker Hughes Company - Class A	329	11,014
Chevron Corporation	562	88,605
ConocoPhillips	384	48,901
Coterra Energy Inc.	240	6,703
Devon Energy Corporation	211	10,574
Diamondback Energy, Inc. (b)	58	11,477
EOG Resources, Inc.	189	24,122
EQT Corporation (b)	121	4,490
Exxon Mobil Corporation (b)	1,286	149,490
Halliburton Company (b)	291	11,473
Hess Corporation	91	13,832
Kinder Morgan, Inc. (b)	629	11,542
Marathon Oil Corporation	191	5,425
Marathon Petroleum Corporation	119	24,015
Occidental Petroleum Corporation (b)	214	13,883
ONEOK, Inc.	182	14,629
Phillips 66	139	22,748
Pioneer Natural Resources Company	75	19,789
Schlumberger Limited	463	25,390
Targa Resources Corp. (b)	74	8,307
The Williams Companies, Inc.	394	15,353
Valero Energy Corporation	111	19,008
		564,228
Materials 2.4%
Air Products and Chemicals, Inc. (b)	72	17,418
Albemarle Corporation (b)	38	5,069
Amcor Pty Ltd (b)	486	4,621
Avery Dennison Corporation	26	5,784
Ball Corporation (b)	102	6,872
Celanese Corporation - Class A (b)	32	5,427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CF Industries Holdings, Inc.	63	5,249
Corteva, Inc.	233	13,420
Dow Inc.	229	13,257
DuPont de Nemours, Inc. (b)	141	10,784
Eastman Chemical Company	37	3,721
Ecolab Inc.	82	18,953
FMC Corporation (b)	41	2,627
Freeport-McMoRan Inc.	465	21,852
International Flavors & Fragrances Inc.	80	6,867
International Paper Company	107	4,176
Legacy Vulcan Corp.	43	11,689
Linde Public Limited Company	157	72,849
LyondellBasell Industries N.V. - Class A	83	8,480
Martin Marietta Materials, Inc.	20	12,329
MOS Holdings Inc.	110	3,556
Newmont Corporation (b)	362	12,972
Nucor Corporation (b)	80	15,742
Packaging Corporation of America	27	5,036
PPG Industries, Inc.	77	11,176
Steel Dynamics, Inc. (b)	50	7,447
The Sherwin-Williams Company	76	26,465
WestRock Company	84	4,150
		337,988
Real Estate 2.3%
Alexandria Real Estate Equities, Inc. (b)	52	6,766
American Tower Corporation (b)	152	29,975
AvalonBay Communities, Inc.	46	8,464
Boston Properties, Inc. (b)	47	3,082
Camden Property Trust (b)	34	3,386
CBRE Group, Inc. - Class A (a)	98	9,492
CoStar Group, Inc. (a)	133	12,813
Crown Castle Inc.	140	14,861
Digital Realty Trust, Inc. (b)	94	13,610
Equinix, Inc.	31	25,215
Equity Residential	110	6,912
Essex Property Trust, Inc. (b)	21	5,263
Extra Space Storage Inc. (b)	65	9,624
Federal Realty Investment Trust (b)	26	2,646
Healthpeak OP, LLC	179	3,363
Host Hotels & Resorts, Inc. (b)	235	4,859
Invitation Homes Inc.	190	6,761
Iron Mountain Incorporated (b)	96	7,688
Kimco Realty OP, LLC	200	3,915
Mid-America Apartment Communities, Inc.	39	5,120
ProLogis Inc.	300	39,021
Public Storage Operating Company (b)	51	14,938
Realty Income Corporation (b)	259	14,009
Regency Centers Corporation	47	2,827
SBA Communications Corporation - Class A	35	7,675
Simon Property Group, Inc.	106	16,662
UDR, Inc. (b)	102	3,832
Ventas, Inc.	132	5,767
VICI Properties Inc. (b)	331	9,851
Welltower Inc. (b)	181	16,916
Weyerhaeuser Company	235	8,455
		323,768
Utilities 2.2%
Alliant Energy Corporation	82	4,111
Ameren Corporation	84	6,200
American Electric Power Company, Inc.	170	14,607
American Water Works Company, Inc.	64	7,770
Atmos Energy Corporation (b)	47	5,604
CenterPoint Energy, Inc. (b)	203	5,777
CMS Energy Corporation	94	5,672
Consolidated Edison, Inc.	112	10,177
Constellation Energy Group, Inc.	103	19,103
Dominion Energy, Inc. (b)	274	13,474
DTE Energy Company	67	7,517
Duke Energy Corporation	250	24,185
Edison International	124	8,794
Entergy Corporation	65	6,831
Evergy, Inc.	74	3,935
Eversource Energy	118	7,044
Exelon Corporation	322	12,101
FirstEnergy Corp. (b)	169	6,528
NextEra Energy, Inc.	661	42,228
NiSource Inc.	130	3,596
NRG Energy, Inc.	72	4,843
PG&E Corporation (b)	688	11,527
Pinnacle West Capital Corporation (b)	38	2,824
PPL Corporation	246	6,761
Public Service Enterprise Group Incorporated	162	10,829
Sempra	205	14,705
The AES Corporation	216	3,868
The Southern Company	353	25,316
WEC Energy Group Inc.	102	8,390
XCEL Energy Inc.	182	9,800
		314,117
Total Common Stocks (cost $6,350,733)		14,273,134
SHORT TERM INVESTMENTS 6.3%
Securities Lending Collateral 5.9%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	141,328	141,328
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 3/29/2023, due 7/1/2024 at $304,520	300,000	300,000
Repurchase Agreement with MSC, 5.68% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,584) acquired on 3/29/2023, due 7/2/2024 at $405,996	400,000	400,000
		841,328
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	66,405	66,405
Total Short Term Investments (cost $907,733)		907,733
Total Investments 105.8% (cost $7,258,466)		15,180,867
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (5.8)%		(833,690)
Total Net Assets 100.0%		14,347,182

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	12/19/12	6,258	14,558	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	32,754	229,493	195,842	816	—	—	66,405	0.4
JNL Government Money Market Fund, 5.29% - Class SL	121,837	1,118,103	1,098,612	1,415	—	—	141,328	1.0
The Bank of New York Mellon Corporation	12,494	—	—	101	—	1,337	13,831	0.1
	167,085	1,347,596	1,294,454	2,332	—	1,337	221,564	1.5

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	311	June 2024	80,934	5	1,614

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	14,273,134	—	—	14,273,134
Short Term Investments	907,733	—	—	907,733
	15,180,867	—	—	15,180,867
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,614	—	—	1,614
	1,614	—	—	1,614

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 98.9%
Information Technology 28.0%
Accenture Public Limited Company - Class A	66	23,019
ACI Worldwide, Inc. (a)	9	288
Adobe Inc. (a)	48	24,174
Advanced Energy Industries, Inc.	4	371
Advanced Micro Devices, Inc. (a)	171	30,917
Akamai Technologies, Inc. (a)	17	1,804
Alarm.Com Holdings, Inc. (a)	5	368
Allegro Microsystems Inc. (a)	7	186
Altair Engineering Inc. - Class A (a)	5	449
Amkor Technology, Inc.	12	398
Amphenol Corporation - Class A	62	7,163
Analog Devices, Inc.	52	10,249
ANSYS, Inc. (a)	9	3,204
AppFolio, Inc. - Class A (a)	3	631
Apple Inc.	1,546	265,137
Applied Materials, Inc.	88	18,187
AppLovin Corporation - Class A (a)	15	1,035
Arista Networks, Inc. (a)	26	7,643
Arrow Electronics, Inc. (a)	6	756
Asana, Inc. - Class A (a) (b)	10	160
Aspen Technology, Inc. (a)	3	670
Atlassian Corporation - Class A (a)	16	3,027
Autodesk, Inc. (a)	23	5,935
Avnet, Inc.	11	547
Axcelis Technologies, Inc. (a)	4	434
Badger Meter, Inc.	3	490
Belden Inc.	5	464
Bentley Systems, Incorporated - Class B	24	1,264
Bill Holdings, Inc. (a)	11	778
Blackbaud, Inc. (a)	5	371
Blackline, Inc. (a)	5	321
Box, Inc. - Class A (a)	16	454
Braze, Inc. - Class A (a)	6	252
Broadcom Inc.	50	65,938
C3.ai, Inc. - Class A (a) (b)	10	284
Cadence Design Systems, Inc. (a)	29	9,054
Calix, Inc. (a)	8	265
CCC Intelligent Solutions Holdings Inc. (a)	20	244
CDW Corp.	15	3,711
Ciena Corporation (a)	16	794
Cirrus Logic, Inc. (a)	6	549
Cisco Systems, Inc.	430	21,468
Cloudflare, Inc. - Class A (a)	31	3,025
Cognex Corporation	17	729
Cognizant Technology Solutions Corporation - Class A	51	3,721
Coherent Corp. (a)	14	824
CommVault Systems, Inc. (a)	5	496
Confluent, Inc. - Class A (a)	22	679
Corning Incorporated	81	2,677
Crane Nxt, Co.	7	421
CrowdStrike Holdings, Inc. - Class A (a)	24	7,780
Datadog, Inc. - Class A (a)	29	3,623
Dell Technologies Inc. - Class C	17	1,960
Diodes Incorporated (a)	5	369
DocuSign, Inc. (a)	23	1,344
Dolby Laboratories, Inc. - Class A	6	492
DoubleVerify Holdings, Inc. (a)	15	535
Dropbox, Inc. - Class A (a)	27	646
DXC Technology Company (a)	22	458
Dynatrace, Inc. (a)	24	1,135
Elastic N.V. (a)	8	818
Enphase Energy, Inc. (a)	14	1,667
Entegris, Inc.	15	2,086
EPAM Systems, Inc. (a)	6	1,647
Extreme Networks, Inc. (a)	12	135
F5, Inc. (a)	6	1,172
Fabrinet (a)	4	726
Fair Isaac Corporation (a)	3	3,275
First Solar, Inc. (a)	11	1,894
Five9, Inc. (a)	7	466
Flex Ltd. (a)	47	1,338
Fortinet, Inc. (a)	69	4,736
Freshworks, Inc. - Class A (a)	18	325
Gartner, Inc. (a)	8	3,887
Gen Digital Inc.	61	1,358
Gitlab Inc. - Class A (a)	9	541
GoDaddy Inc. - Class A (a)	14	1,682
Guidewire Software, Inc. (a)	9	992
Hewlett Packard Enterprise Company	137	2,422
HP, Inc.	93	2,808
HubSpot, Inc. (a)	5	3,218
Informatica Inc. - Class A (a)	5	179
Insight Enterprises, Inc. (a)	3	562
Intel Corporation	452	19,954
International Business Machines Corporation	96	18,421
Intuit Inc.	28	18,298
IPG Photonics Corporation (a)	3	303
Itron, Inc. (a)	6	535
Jabil Inc.	13	1,789
Juniper Networks, Inc.	33	1,239
Keysight Technologies, Inc. (a)	19	3,010
KLA Corporation	15	10,158
Kulicke and Soffa Industries, Inc.	6	299
Kyndryl Holdings, Inc. (a)	24	527
Lam Research Corporation	14	13,480
Lattice Semiconductor Corporation (a)	14	1,119
Littelfuse, Inc.	3	613
Lumentum Holdings Inc. (a)	7	354
MACOM Technology Solutions Holdings, Inc. (a)	6	580
Manhattan Associates, Inc. (a)	7	1,655
Marvell Technology, Inc.	89	6,291
Microchip Technology Incorporated	54	4,889
Micron Technology, Inc.	118	13,857
Microsoft Corporation	790	332,209
MicroStrategy Incorporated - Class A (a) (b)	1	2,305
MKS Instruments, Inc.	6	798
MongoDB, Inc. - Class A (a)	7	2,577
Monolithic Power Systems, Inc.	5	3,255
Motorola Solutions, Inc.	18	6,290
nCino OpCo, Inc. (a)	7	265
NCR Voyix Corporation (a)	18	232
NetApp, Inc.	23	2,385
Novanta Inc. (a)	4	667
Nutanix, Inc. - Class A (a)	26	1,623
NVIDIA Corporation	253	228,630
NXP Semiconductors N.V.	28	6,823
Okta, Inc. - Class A (a)	17	1,756
On Semiconductor Corporation (a)	43	3,185
Onto Innovation Inc. (a)	5	975
Oracle Corporation	170	21,385
Palantir Technologies Inc. - Class A (a)	197	4,529
Palo Alto Networks, Inc. (a)	34	9,580
Pegasystems Inc.	6	367
Plexus Corp. (a)	4	359
Power Integrations, Inc.	7	515
Powerschool Holdings, Inc. - Class A (a)	9	189
Procore Technologies, Inc. (a)	10	812
Progress Software Corporation	5	268
PTC Inc. (a)	13	2,395
Pure Storage, Inc. - Class A (a)	30	1,552
Qorvo, Inc. (a)	11	1,254
Qualcomm Incorporated	118	19,928
Qualys, Inc. (a)	4	597
Rambus Inc. (a)	12	732
Rapid7, Inc. (a)	8	377
RingCentral, Inc. - Class A (a)	7	242
Rogers Corporation (a)	2	258
Roper Technologies, Inc.	11	5,914
Salesforce, Inc.	100	29,975
Samsara Inc. - Class A (a)	18	671
Sanmina Corporation (a)	5	338
Seagate Technology Holdings Public Limited Company	22	2,066
SentinelOne, Inc. - Class A (a)	29	666
ServiceNow, Inc. (a)	21	15,667

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Silicon Laboratories Inc. (a)	4	543
Sitime Corporation (a)	2	202
Skyworks Solutions, Inc.	17	1,885
Smartsheet Inc. - Class A (a)	15	573
Snowflake Inc. - Class A (a)	33	5,277
SolarEdge Technologies Ltd. (a)	6	454
Sprout Social, Inc. - Class A (a)	6	364
SPS Commerce, Inc. (a)	4	744
Squarespace, Inc. - Class A (a)	4	131
Super Micro Computer, Inc. (a)	5	5,025
Synaptics Incorporated (a)	4	433
Synopsys, Inc. (a)	16	8,994
TD SYNNEX Corporation	6	650
TE Connectivity Ltd. (c)	32	4,662
Teledyne Technologies Incorporated (a)	5	2,105
Tenable Holdings, Inc. (a)	11	541
Teradata Corporation (a)	10	402
Teradyne, Inc.	15	1,639
Texas Instruments Incorporated	96	16,664
Trimble Inc. (a)	26	1,677
Twilio Inc. - Class A (a)	18	1,111
Tyler Technologies, Inc. (a)	4	1,879
Uipath, Inc. - Class A (a)	42	951
Unity Software Inc. (a)	25	663
Universal Display Corporation	4	746
Varonis Systems, Inc. (a)	10	483
VeriSign, Inc. (a)	9	1,759
ViaSat, Inc. (a) (b)	8	145
Vishay Intertechnology, Inc.	12	278
Vontier Corporation	14	631
Western Digital Corporation (a)	33	2,230
Wolfspeed, Inc. (a)	13	394
Workday, Inc. - Class A (a)	22	6,089
Workiva Inc. - Class A (a)	5	466
Zebra Technologies Corporation - Class A (a)	5	1,622
Zoom Video Communications, Inc. - Class A (a)	26	1,675
Zscaler, Inc. (a)	10	1,929
		1,490,299
Financials 13.3%
Affiliated Managers Group, Inc.	4	636
Affirm Holdings, Inc. - Class A (a) (b)	20	756
AFLAC Incorporated	57	4,934
AGNC Investment Corp.	70	697
Ally Financial Inc.	28	1,152
American Equity Investment Life Holding Company (a)	7	366
American Express Company	61	13,970
American Financial Group, Inc.	8	1,049
American International Group, Inc.	73	5,697
Ameriprise Financial, Inc.	11	4,706
Ameris Bancorp	9	435
Annaly Capital Management, Inc.	56	1,094
AON Public Limited Company - Class A	21	7,117
Apollo Global Management, Inc.	42	4,754
Arch Capital Group Ltd. (a)	40	3,722
Ares Management Corporation - Class A	16	2,174
Arthur J. Gallagher & Co.	23	5,745
Artisan Partners Asset Management Inc. - Class A	7	299
Associated Banc-Corp	16	347
Assurant, Inc.	5	993
Assured Guaranty Ltd.	6	510
AXIS Capital Holdings Limited	8	531
Axos Financial, Inc. (a)	6	312
BancFirst Corporation	1	111
Bank of America Corporation	729	27,648
Bank OZK	13	594
Berkshire Hathaway Inc. - Class B (a)	193	81,011
BlackRock, Inc.	15	12,811
Blackstone Inc. - Class A	76	9,992
Blackstone Mortgage Trust, Inc. - Class A (b)	21	415
Block, Inc. - Class A (a)	60	5,063
Blue Owl Capital Inc. - Class A	44	839
BOK Financial Corporation	4	349
Brighthouse Financial, Inc. (a)	6	317
Brown & Brown, Inc.	24	2,129
Cadence Bank	18	528
Capital One Financial Corporation	38	5,655
Cathay General Bancorp	8	310
Chubb Limited	41	10,547
Cincinnati Financial Corporation	17	2,093
Citigroup Inc.	204	12,908
Citizens Financial Group, Inc.	46	1,674
CME Group Inc. - Class A	38	8,281
CNO Financial Group, Inc.	12	329
Cohen & Steers, Inc.	4	298
Coinbase Global, Inc. - Class A (a)	18	4,766
Columbia Banking System, Inc.	23	440
Comerica Incorporated	16	874
Commerce Bancshares, Inc.	13	718
Community Bank System, Inc.	7	347
Corebridge Financial, Inc.	11	328
Corpay Inc (a)	7	2,280
Credit Acceptance Corporation (a)	1	311
Cullen/Frost Bankers, Inc.	7	805
Discover Financial Services	26	3,453
East West Bancorp, Inc.	15	1,182
Enstar Group Limited (a)	1	241
Equitable Holdings, Inc.	34	1,311
Erie Indemnity Company - Class A	3	1,117
Essent Group Ltd.	11	639
Euronet Worldwide, Inc. (a)	5	527
Evercore Inc. - Class A	4	728
Everest Re Group, Ltd.	5	1,868
F.N.B. Corporation	33	465
FactSet Research Systems Inc.	4	1,794
Federated Hermes, Inc. - Class B	12	417
Fidelity National Financial, Inc. - Class A	27	1,417
Fidelity National Information Services, Inc.	61	4,513
Fifth Third Bancorp	67	2,508
First American Financial Corporation	11	690
First Bancorp.	11	193
First Citizens BancShares, Inc. - Class A	1	2,099
First Financial Bankshares, Inc.	11	366
First Hawaiian, Inc.	17	379
First Horizon Corporation	55	848
First Interstate BancSystem, Inc. - Class A	8	228
FirstCash, Inc.	5	584
Fiserv, Inc. (a)	59	9,367
Flywire Corporation (a)	9	229
Franklin Resources, Inc.	26	735
Freedom Holding Corp. (a) (b)	3	206
Genworth Financial, Inc. - Class A (a)	46	293
Glacier Bancorp, Inc.	13	536
Global Payments Inc.	25	3,406
Globe Life Inc.	10	1,151
Hamilton Lane Incorporated - Class A	4	422
Hancock Whitney Corporation	8	376
Hanover Insurance Group Inc, The	4	485
Home BancShares, Inc.	20	496
Houlihan Lokey, Inc. - Class A	5	626
Huntington Bancshares Incorporated	150	2,099
Independence Holdings, LLC	14	696
Independent Bank Corp.	5	281
Interactive Brokers Group, Inc. - Class A	11	1,284
Intercontinental Exchange, Inc.	60	8,241
International Bancshares Corporation	5	261
Invesco Ltd.	25	422
Jack Henry & Associates, Inc.	8	1,377
Jackson Financial Inc. - Class A (d)	8	509
Janus Henderson Group PLC	16	536
Jefferies Financial Group Inc.	18	787
JPMorgan Chase & Co.	305	61,171
K.K.R. Co., Inc. - Class A	71	7,132
KeyCorp	104	1,650
Kinsale Capital Group, Inc.	2	1,244
Lincoln National Corporation	18	576
Loews Corporation	17	1,354
LPL Financial Holdings Inc.	8	2,188
M&T Bank Corporation	18	2,613
Markel Group Inc. (a)	1	1,932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	4	938
Marsh & Mclennan Companies, Inc.	52	10,629
MasterCard Incorporated - Class A	88	42,411
MetLife, Inc.	66	4,877
MGIC Investment Corporation	23	505
Moelis & Company - Class A	7	384
Moody's Corporation	17	6,644
Morgan Stanley	136	12,784
Morningstar, Inc.	3	950
Mr. Cooper Group Inc. (a)	6	472
MSCI Inc. - Class A	8	4,544
Nasdaq, Inc.	44	2,750
Nelnet, Inc. - Class A	2	192
New York Community Bancorp, Inc. - Series A	77	248
Northern Trust Corporation	23	2,021
Old National Bancorp	29	510
Old Republic International Corporation	30	929
PayPal Holdings, Inc. (a)	115	7,730
PennyMac Financial Services, Inc.	3	242
Pinnacle Financial Partners, Inc.	8	707
Popular, Inc.	7	635
Primerica, Inc.	4	998
Principal Financial Group, Inc.	24	2,040
Prosperity Bancshares, Inc.	10	652
Prudential Financial, Inc.	38	4,510
Radian Group Inc.	16	531
Raymond James Financial, Inc.	20	2,631
Regions Financial Corporation	99	2,090
Reinsurance Group of America, Incorporated	7	1,349
Remitly Global, Inc. (a)	15	307
RenaissanceRe Holdings Ltd	5	1,244
RITHM Capital Corp.	51	566
RLI Corp.	4	590
Robinhood Markets, Inc. - Class A (a)	53	1,070
Ryan Specialty Group Holdings, Inc. - Class A	12	678
S&P Global Inc.	34	14,267
SEI Investments Company	11	800
Selective Insurance Group, Inc.	6	706
ServisFirst Bancshares, Inc.	5	329
Shift4 Payments, LLC - Class A (a) (b)	5	354
SLM Corporation	27	589
SoFi Technologies, Inc. (a) (b)	96	701
Southstate Corporation	7	560
Starwood Property Trust, Inc.	35	707
State Street Corporation	33	2,584
Stifel Financial Corp.	11	833
Synchrony Financial	43	1,842
Synovus Financial Corp.	15	603
T. Rowe Price Group, Inc.	24	2,929
Texas Capital Bancshares, Inc. (a)	4	239
TFS Financial Corporation	8	99
The Allstate Corporation	27	4,754
The Bank of New York Mellon Corporation (d)	82	4,705
The Carlyle Group, Inc.	22	1,019
The Charles Schwab Corporation	150	10,881
The Goldman Sachs Group, Inc.	34	14,282
The Hartford Financial Services Group, Inc.	28	2,874
The PNC Financial Services Group, Inc.	41	6,678
The Progressive Corporation	61	12,716
The Travelers Companies, Inc.	24	5,599
The Western Union Company	36	508
Toast, Inc. - Class A (a)	43	1,069
Tradeweb Markets Inc. - Class A	11	1,155
Truist Financial Corporation	142	5,544
U.S. Bancorp	166	7,432
UMB Financial Corporation	4	362
United Bankshares, Inc.	14	500
United Community Banks, Inc.	14	374
Unum Group	21	1,100
Valley National Bancorp	44	354
Visa Inc. - Class A	168	46,879
Voya Financial, Inc.	10	756
W. R. Berkley Corporation	22	1,942
Walker & Dunlop, Inc.	4	398
Webster Financial Corporation	19	950
Wells Fargo & Company	381	22,085
Western Alliance Bancorporation	11	714
Wex, Inc. (a)	5	1,159
White Mountains Insurance Group Ltd	—	391
Willis Towers Watson Public Limited Company	11	3,038
Wintrust Financial Corporation	6	603
WSFS Financial Corporation	6	264
Zions Bancorporation, National Association	14	604
Zurich American Corporation	6	346
		709,550
Health Care 12.0%
10X Genomics, Inc. - Class A (a)	10	387
Abbott Laboratories	184	20,859
AbbVie Inc.	188	34,166
Acadia Healthcare Company, Inc. (a)	10	758
ACADIA Pharmaceuticals Inc. (a)	12	229
Agilent Technologies, Inc.	30	4,362
Agilon Health Management, Inc. (a)	37	225
Align Technology, Inc. (a)	8	2,574
Alkermes Public Limited Company (a)	16	437
Alnylam Pharmaceuticals, Inc. (a)	13	1,962
Amedisys, Inc. (a)	3	292
Amgen Inc.	57	16,305
Amicus Therapeutics, Inc. (a)	27	316
AMN Healthcare Services, Inc. (a)	5	285
Apellis Pharmaceuticals, Inc. (a)	10	592
Arrowhead Pharmaceuticals Inc (a)	14	396
Avantor, Inc. (a)	69	1,757
Axonics, Inc. (a)	5	342
Axsome Therapeutics, Inc. (a) (b)	4	325
Azenta, Inc. (a)	6	363
Baxter International Inc.	53	2,286
Becton, Dickinson and Company	30	7,301
Biogen Inc. (a)	16	3,383
BioMarin Pharmaceutical Inc. (a)	20	1,747
Bio-Rad Laboratories, Inc. - Class A (a)	2	829
Bio-Techne Corporation	17	1,169
Blueprint Medicines Corporation (a)	6	589
Boston Scientific Corporation (a)	157	10,741
Bridgebio Pharma, Inc. (a)	12	374
Bristol-Myers Squibb Company	214	11,602
Bruker Corporation	10	944
Canticle Pharmaceuticals, Inc. (a) (b)	2	408
Cardinal Health, Inc.	27	2,995
Catalent, Inc. (a)	19	1,050
Cencora, Inc.	17	4,052
Centene Corporation (a)	56	4,425
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	363
Charles River Laboratories International, Inc. (a)	5	1,462
Chemed Corporation	2	1,037
CONMED Corporation	4	308
Corcept Therapeutics Incorporated (a)	11	288
CorVel Corporation (a)	1	289
CRISPR Therapeutics AG (a)	8	555
CVS Health Corporation	135	10,731
Cytokinetics, Incorporated (a)	10	718
Danaher Corporation	71	17,808
DaVita Inc. (a)	6	848
Denali Therapeutics Inc. (a)	11	233
Dentsply Sirona Inc.	23	779
DexCom, Inc. (a)	39	5,464
Doximity, Inc. - Class A (a)	12	333
Edwards Lifesciences Corporation (a)	64	6,121
Elanco Animal Health Incorporated (a)	51	831
Elevance Health, Inc.	24	12,349
Eli Lilly and Company	90	69,848
Encompass Health Corporation	11	868
Enovis Corporation (a)	6	391
Envista Holdings Corporation (a)	17	371
Evolent Health, Inc. - Class A (a)	11	365
Exact Sciences Corporation (a)	18	1,268
Exelixis, Inc. (a)	31	737
Fortrea Holdings Inc. (a)	9	367
GE HealthCare Technologies Inc.	41	3,704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Gilead Sciences, Inc.	134	9,782
Glaukos Corporation (a)	5	469
Globus Medical, Inc. - Class A (a)	12	634
Guardant Health, Inc. (a)	10	212
Haemonetics Corporation (a)	5	444
Halozyme Therapeutics, Inc. (a)	14	576
HCA Healthcare, Inc.	21	6,906
HealthEquity, Inc. (a)	9	725
Henry Schein, Inc. (a)	13	964
Hologic, Inc. (a)	26	1,989
Humana Inc.	12	4,257
ICU Medical, Inc. (a)	3	284
IDEXX Laboratories, Inc. (a)	9	4,752
Illumina, Inc. (a)	17	2,288
Immunovant, Inc. (a)	7	231
Inari Medical, Inc. (a)	6	272
Incyte Corporation (a)	20	1,115
Insmed Incorporated (a)	17	458
Inspire Medical Systems, Inc. (a)	3	665
Insulet Corporation (a)	7	1,272
Integer Holdings Corporation (a)	4	436
Integra LifeSciences Holdings Corporation (a)	7	235
Intellia Therapeutics, Inc. (a)	10	267
Intra-Cellular Therapies, Inc. (a)	8	574
Intuitive Surgical, Inc. (a)	36	14,203
Ionis Pharmaceuticals, Inc. (a)	15	651
IQVIA Holdings Inc (a)	19	4,920
Irhythm Technologies, Inc. (a)	4	430
Jazz Pharmaceuticals Public Limited Company (a)	7	848
Johnson & Johnson	256	40,468
Krystal Biotech, Inc. (a)	2	445
Laboratory Corporation of America Holdings	9	2,028
Lantheus Holdings, Inc. (a)	7	428
LivaNova PLC (a)	5	272
Masimo Corporation (a)	5	798
McKesson Corporation	14	7,492
Medpace Holdings, Inc. (a)	3	1,011
Medtronic, Inc.	140	12,201
Merck & Co., Inc.	269	35,532
Merit Medical Systems, Inc. (a)	6	487
Mettler-Toledo International Inc. (a)	2	3,087
Moderna, Inc. (a)	34	3,637
Molina Healthcare, Inc. (a)	6	2,420
Natera, Inc. (a)	12	1,086
Neogen Corporation (a)	20	316
Neurocrine Biosciences, Inc. (a)	10	1,428
Nuvalent, Inc. - Class A (a)	4	300
Option Care Health, Inc. (a)	21	694
Organon & Co.	30	565
Patterson Companies, Inc.	6	158
Penumbra, Inc. (a)	4	882
Perrigo Company Public Limited Company	12	402
Pfizer Inc.	596	16,527
Premier Healthcare Solutions, Inc. - Class A	17	368
Prestige Consumer Healthcare Inc. (a)	5	375
Privia Health Group Inc. (a)	15	287
Progyny, Inc. (a)	9	354
Quest Diagnostics Incorporated	13	1,666
Quidelortho Corporation (a)	7	322
R1 RCM Holdco Inc. (a)	26	338
Regeneron Pharmaceuticals, Inc. (a)	11	10,818
Repligen Corporation (a)	5	1,000
ResMed Inc.	16	3,088
Revolution Medicines, Inc. (a)	11	344
Revvity, Inc.	14	1,418
Roivant Sciences Ltd. (a)	37	391
Royalty Pharma PLC - Class A	38	1,152
Sarepta Therapeutics, Inc. (a)	9	1,194
Select Medical Holdings Corporation	14	427
Sgry, LLC (a)	6	187
Shockwave Medical, Inc. (a)	4	1,283
Sotera Health LLC (a)	10	115
Steris Public Limited Company	11	2,415
Stryker Corporation	37	13,130
Teladoc Health, Inc. (a)	14	217
Teleflex Incorporated	5	1,104
Tenet Healthcare Corporation (a)	11	1,181
The Cigna Group	30	10,864
The Cooper Companies, Inc.	21	2,142
The Ensign Group, Inc.	6	795
Thermo Fisher Scientific Inc.	41	23,799
Ultragenyx Pharmaceutical Inc. (a)	9	423
United Therapeutics Corporation (a)	5	1,180
UnitedHealth Group Incorporated	98	48,576
Universal Health Services, Inc. - Class B	6	1,158
Vaxcyte, Inc. (a)	11	746
Veeva Systems Inc. - Class A (a)	16	3,598
Vertex Pharmaceuticals Incorporated (a)	27	11,267
Viatris Inc.	121	1,447
Waters Corporation (a)	6	2,169
West Pharmaceutical Services, Inc.	8	3,065
Zimmer Biomet Holdings, Inc.	21	2,774
Zoetis Inc. - Class A	48	8,059
		638,022
Consumer Discretionary 10.6%
Academy Sports & Outdoors, Inc.	8	540
Acushnet Holdings Corp.	2	147
Adient Public Limited Company (a)	8	279
ADT, Inc.	20	137
Advance Auto Parts, Inc.	6	522
Airbnb, Inc. - Class A (a)	44	7,259
Amazon.com, Inc. (a)	996	179,723
American Eagle Outfitters, Inc.	21	532
Aptiv PLC (a)	31	2,460
Aramark Services, Inc.	27	862
Asbury Automotive Group, Inc. (a) (b)	3	612
Autoliv, Inc.	7	897
AutoNation, Inc. (a)	3	474
AutoZone, Inc. (a)	2	5,686
Bath & Body Works, Inc.	23	1,147
Best Buy Co., Inc.	20	1,605
Booking Holdings Inc.	4	13,031
BorgWarner Inc.	25	860
Boyd Gaming Corporation	9	574
Bright Horizons Family Solutions, Inc. (a)	6	690
Brunswick Corporation	7	662
Burlington Stores, Inc. (a)	6	1,409
Caesars Entertainment, Inc. (a)	23	1,001
Capri Holdings Limited (a)	12	541
CarMax, Inc. (a)	18	1,539
Carnival Corporation (a)	104	1,693
Carter's, Inc.	2	207
Cavco Industries, Inc. (a)	1	355
Chewy, Inc. - Class A (a) (b)	10	154
Chipotle Mexican Grill, Inc. (a)	3	7,781
Choice Hotels International, Inc. (b)	3	355
Churchill Downs Incorporated	8	938
Columbia Sportswear Company	3	251
Coupang, Inc. - Class A (a)	124	2,200
Crocs, Inc. (a)	6	849
D.R. Horton, Inc.	33	5,451
Darden Restaurants, Inc.	13	2,119
Deckers Outdoor Corporation (a)	3	2,578
Dick's Sporting Goods, Inc.	6	1,385
Dillard's, Inc. - Class A (b)	—	13
DK Crown Holdings Inc. - Class A (a)	50	2,283
Domino's Pizza, Inc.	4	1,841
Doordash, Inc. - Class A (a)	29	4,049
Duolingo, Inc. - Class A (a)	4	855
eBay Inc.	55	2,911
ETSY, Inc. (a)	13	920
Expedia Group, Inc. (a)	13	1,756
Five Below, Inc. (a)	5	997
Floor & Decor Holdings, Inc. - Class A (a)	12	1,506
Ford Motor Company	418	5,548
Fox Factory Holding Corp. (a)	4	205
Frontdoor, Inc. (a)	8	273
GameStop Corp. - Class A (a) (b)	28	350
Gap, Inc., The	24	656

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Garmin Ltd.	16	2,358
General Motors Company	124	5,604
Gentex Corporation	27	967
Genuine Parts Company	15	2,304
Graham Holdings Co., Ltd. - Class B	—	379
Grand Canyon Education, Inc. (a)	3	462
Group 1 Automotive, Inc.	2	497
H & R Block, Inc.	16	772
Harley-Davidson, Inc.	15	639
Hasbro, Inc.	15	861
Helen of Troy Limited (a)	2	264
Hilton Grand Vacations Inc. (a)	8	363
Hilton Worldwide Holdings Inc.	25	5,318
Home Depot, Inc. , The	106	40,531
Hyatt Hotels Corporation - Class A	3	555
Installed Building Products, Inc.	3	658
KB Home	8	538
Kohl's Corporation (b)	9	265
Kontoor Brands, Inc.	6	340
Krispy Kreme, Inc. (b)	15	225
Las Vegas Sands Corp.	34	1,736
LCI Industries	3	403
Lear Corporation	7	942
Leggett & Platt, Incorporated	15	284
Lennar Corporation - Class A	27	4,632
Lennar Corporation - Class B	1	180
LGI Homes, Inc. (a)	2	271
Life Time Group Holdings, Inc. (a)	3	49
Light & Wonder, Inc. (a)	10	993
Lithia Motors, Inc. - Class A	3	920
LKQ Corporation	30	1,586
Lowe`s Companies, Inc.	61	15,492
Lucid Group, Inc. (a) (b)	89	253
Lululemon Athletica Canada Inc. (a)	12	4,613
M.D.C. Holdings, Inc.	5	312
Macy's, Inc.	28	551
Marriott International, Inc. - Class A	27	6,724
Marriott Vacations Worldwide Corporation	4	458
Mattel, Inc. (a)	40	796
McDonald's Corporation	77	21,634
MercadoLibre, Inc. (a)	5	7,883
Meritage Homes Corporation	3	551
MGM Resorts International (a)	31	1,467
Mobileye Global Inc. - Class A (a) (b)	8	273
Mohawk Industries, Inc. (a)	6	725
Murphy USA Inc.	2	898
Newell Brands Inc.	41	331
Nike, Inc. - Class B	126	11,865
Nordstrom, Inc.	7	140
Norwegian Cruise Line Holdings Ltd. (a)	44	927
NVR, Inc. (a)	—	2,624
Ollie's Bargain Outlet Holdings, Inc. (a)	6	456
O'Reilly Automotive, Inc. (a)	6	7,077
Papa John's International, Inc.	5	305
PENN Entertainment, Inc. (a)	17	311
Penske Automotive Group, Inc.	2	381
Planet Fitness, Inc. - Class A (a)	10	634
Polaris Inc.	6	582
Pool Corporation	4	1,664
PulteGroup, Inc.	23	2,824
PVH Corp.	5	720
Quantumscape Battery, Inc. - Class A (a) (b)	32	199
Ralph Lauren Corporation - Class A	4	807
Red Rock Resorts, Inc. - Class A	7	396
RH (a)	2	624
Ross Stores, Inc.	33	4,894
Royal Caribbean Cruises Ltd. (a)	24	3,291
Savers Value Village, Inc. (a)	18	353
Service Corporation International	16	1,194
Shake Shack, Inc. - Class A (a)	4	467
Signet Jewelers Limited	5	476
Skechers U.S.A., Inc. - Class A (a)	14	843
Skyline Champion Corporation (a)	5	400
Starbucks Corporation	119	10,876
Steven Madden, Ltd.	7	283
Stride, Inc. (a)	5	299
Tapestry, Inc.	25	1,171
Taylor Morrison Home II Corporation - Class A (a)	12	721
Tempur Sealy International, Inc.	18	995
Tesla Inc. (a)	294	51,760
Texas Roadhouse, Inc. - Class A	7	1,121
The Goodyear Tire & Rubber Company (a)	32	435
The Wendy's Company	19	356
Thor Industries, Inc.	6	653
TJX Companies, Inc., The	122	12,368
Toll Brothers, Inc.	11	1,446
TopBuild Corp. (a)	3	1,432
Topgolf Callaway Brands Corp. (a)	15	245
Tractor Supply Company	12	3,062
Travel + Leisure Co.	7	326
Ulta Beauty, Inc. (a)	5	2,618
Under Armour, Inc. - Class A (a)	6	44
Under Armour, Inc. - Class C (a)	17	120
United Parks And Resorts Inc. (a)	3	186
Urban Outfitters, Inc. (a)	8	336
V.F. Corporation	37	565
Vail Resorts, Inc.	4	859
Valvoline, Inc. (a)	16	720
Visteon Corporation (a)	3	386
Wayfair Inc. - Class A (a) (b)	11	735
Whirlpool Corporation	6	737
Williams-Sonoma, Inc.	7	2,089
Wingstop Inc.	3	917
Worthington Industries, Inc.	2	112
Wyndham Hotels & Resorts, Inc.	9	686
Wynn Resorts, Limited	11	1,104
YETI Holdings, Inc. (a)	11	421
Yum! Brands, Inc.	30	4,194
		561,357
Industrials 9.8%
3M Company	58	6,109
A. O. Smith Corporation	14	1,243
AAON, Inc.	7	610
ABM Industries Incorporated	6	276
Acuity Brands, Inc.	3	854
Advanced Drainage Systems, Inc.	7	1,235
AECOM	15	1,473
AeroVironment, Inc. (a)	3	415
AGCO Corporation	7	891
Air Lease Corporation - Class A	11	584
Alaska Air Group, Inc. (a)	15	656
Albany International Corp. - Class A	2	228
Alight, Inc. - Class A (a)	30	295
Allegion Public Limited Company	10	1,344
Allison Systems, Inc.	9	747
American Airlines, Inc. (a)	66	1,007
AMETEK, Inc.	25	4,584
APi Group Corp (a)	25	973
Applied Industrial Technologies, Inc.	4	851
Arcbest Corporation	3	388
Arcosa, Inc.	4	322
Armstrong World Industries, Inc.	5	619
Array Tech, Inc. (a)	17	259
ASGN Incorporated (a)	5	500
Atkore Inc.	4	703
Automatic Data Processing, Inc.	44	10,996
Avis Budget Group, Inc.	3	309
Axon Enterprise, Inc. (a)	8	2,377
Beacon Roofing Supply, Inc. (a)	4	419
Bloom Energy Corporation - Class A (a) (b)	17	191
Boeing Company, The (a)	65	12,498
Boise Cascade Company	4	575
Booz Allen Hamilton Holding Corporation - Class A	13	1,884
Brady Corporation - Class A	4	212
Broadridge Financial Solutions, Inc.	11	2,301
Builders FirstSource, Inc. (a)	13	2,731
BWXT Government Group, Inc.	9	964
C.H. Robinson Worldwide, Inc.	12	931
Caci International Inc. - Class A (a)	2	879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Carlisle Companies Incorporated	5	2,109
Carrier Global Corporation	90	5,226
Casella Waste Systems, Inc. - Class A (a)	5	482
Caterpillar Inc.	54	19,725
CBIZ, Inc. (a)	6	473
Chart Industries, Inc. (a) (b)	5	841
Cintas Corporation	9	6,272
Clarivate PLC (a) (b)	35	258
Clean Harbors, Inc. (a)	5	1,066
CNH Industrial N.V.	91	1,179
Comfort Systems USA, Inc.	4	1,128
Concentrix Corporation	5	360
Copart, Inc. (a)	89	5,141
Core & Main, Inc. - Class A (a)	19	1,110
Crane Company	5	709
CSW Industrials, Inc.	2	362
CSX Corporation	212	7,857
Cummins Inc.	14	4,089
Curtiss-Wright Corporation	4	1,063
Dayforce, Inc. (a)	16	1,073
Deere & Company	28	11,324
Delta Air Lines, Inc.	69	3,292
Donaldson Company, Inc.	13	952
Dover Corporation	15	2,620
Dun & Bradstreet Holdings, Inc.	22	225
Dycom Industries, Inc. (a)	2	335
Eaton Corporation Public Limited Company	43	13,366
EMCOR Group, Inc.	5	1,765
Emerson Electric Co.	61	6,920
Encore Wire Corporation	2	548
EnerSys	4	388
Equifax Inc.	13	3,583
ESAB Corporation	5	556
ExlService Holdings, Inc. (a)	18	569
Expeditors International of Washington, Inc. - Class A	16	1,896
Exponent, Inc.	5	409
Fastenal Company	62	4,793
Federal Signal Corporation	6	503
FedEx Corporation	25	7,160
Ferguson Holdings Limited	22	4,752
Flowserve Corporation	15	704
Fluor Corporation (a)	18	758
Fortive Corporation	38	3,236
Fortune Brands Innovations, Inc.	14	1,166
Franklin Electric Co., Inc.	3	320
FTAI Aviation Ltd.	11	764
FTI Consulting, Inc. (a)	3	712
Gates Industrial Corporation PLC (a)	11	193
GATX Corporation	3	464
Generac Holdings Inc. (a)	7	914
General Dynamics Corporation	26	7,240
General Electric Company	111	19,551
Genpact Limited	18	602
GMS Inc. (a)	4	418
Graco Inc.	18	1,713
GXO Logistics Inc. (a)	14	726
Hayward Holdings, Inc. (a)	8	121
HEICO Corporation	5	868
HEICO Corporation - Class A	8	1,292
Herc Holdings Inc.	2	417
Hertz Global Holdings, Inc. (a)	22	170
Hexcel Corporation	9	634
Hillenbrand, Inc.	10	489
Honeywell International Inc.	70	14,343
Howmet Aerospace Inc.	42	2,850
Hub Group, Inc. - Class A	7	292
Hubbell Incorporated	5	2,147
Huntington Ingalls Industries, Inc.	4	1,243
ICF International, Inc.	2	311
IDEX Corporation	8	1,920
Illinois Tool Works Inc.	32	8,668
Ingersoll Rand Inc.	40	3,827
Insperity, Inc.	4	384
ITT Inc.	9	1,220
J.B. Hunt Transport Services, Inc.	8	1,569
Jacobs Solutions Inc.	12	1,900
Joby Aviation, Inc. - Class A (a) (b)	38	201
John Bean Technologies Corporation	4	469
Johnson Controls International Public Limited Company	70	4,571
Kadant Inc.	1	360
KBR, Inc.	14	917
Kirby Corporation (a)	5	438
Knight-Swift Transportation Holdings Inc. - Class A	16	898
Korn Ferry	6	403
L3Harris Technologies, Inc.	19	4,082
Landstar System, Inc.	4	705
Leidos Holdings, Inc.	13	1,742
Lennox International Inc.	4	1,721
Lincoln Electric Holdings, Inc.	6	1,580
Lockheed Martin Corporation	23	10,446
Lyft, Inc. - Class A (a)	42	808
ManpowerGroup Inc.	6	438
Masco Corporation	22	1,711
MasTec, Inc. (a)	7	626
Matson Intermodal - Paragon, Inc.	3	294
Maximus, Inc.	6	517
McGrath RentCorp	2	304
MDU Resources Group, Inc.	21	534
Mercury Systems, Inc. (a)	6	188
Mine Safety Appliances Company, LLC	4	840
Moog Inc. - Class A	3	446
MSC Industrial Direct Co., Inc. - Class A	5	465
Mueller Industries, Inc.	11	583
Nordson Corporation	6	1,529
Norfolk Southern Corporation	24	6,170
Northrop Grumman Corporation	16	7,719
Nvent Electric Public Limited Company	17	1,295
Old Dominion Freight Line, Inc.	20	4,462
Oshkosh Corporation	5	671
Otis Worldwide Corporation	44	4,336
Owens Corning	10	1,595
PACCAR Inc	55	6,820
Parker-Hannifin Corporation	13	7,345
Parsons Corporation (a)	4	321
Paychex, Inc.	34	4,188
Paycom Software, Inc.	4	895
Paylocity Holding Corporation (a)	5	784
Pentair Public Limited Company	18	1,558
Plug Power Inc. (a) (b)	65	225
Quanta Services, Inc.	15	4,017
RBC Bearings Incorporated (a)	3	826
Regal Rexnord Corporation	7	1,266
Republic Services, Inc.	22	4,184
Resideo Technologies, Inc. (a)	17	371
Robert Half Inc.	12	914
Rockwell Automation, Inc.	12	3,630
Rollins, Inc.	31	1,420
RTX Corporation	142	13,866
Rush Enterprises, Inc. - Class A	7	378
Ryder System, Inc.	5	621
Saia, Inc. (a)	3	1,611
Schneider National, Inc. - Class B	6	136
Science Applications International Corporation	6	780
Sensata Technologies Holding PLC	17	612
Shoals Technologies Group, Inc. - Class A (a)	21	239
Simpson Manufacturing Co., Inc.	5	932
SiteOne Landscape Supply, Inc. (a)	5	845
Snap-on Incorporated	6	1,636
Southwest Airlines Co.	65	1,886
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	359
SPX Technologies, Inc. (a)	4	496
SS&C Technologies Holdings, Inc.	22	1,444
Stanley Black & Decker, Inc.	16	1,562
Stericycle, Inc. (a)	9	472
Sunrun Inc. (a) (b)	19	253
Terex Corporation	6	409
Tetra Tech, Inc.	6	1,087
Textron Inc.	21	2,052

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The AZEK Company Inc. - Class A (a)	13	669
The Brink's Company	5	430
The Middleby Corporation (a)	6	963
The Timken Company	7	597
Toro Company, The	11	970
Trane Technologies Public Limited Company	24	7,082
TransDigm Group Incorporated	6	7,014
TransUnion	20	1,585
Trex Company, Inc. (a)	11	1,102
Trinet Group, Inc.	3	449
Uber Technologies, Inc. (a)	211	16,223
UFP Industries, Inc.	7	899
U-Haul Holding Company (a)	1	79
U-Haul Holding Company - Series N	9	618
Unifirst Corporation	1	255
Union Pacific Corporation	65	16,048
United Airlines Holdings, Inc. (a)	37	1,749
United Parcel Service, Inc. - Class B	77	11,519
United Rentals, Inc.	7	5,229
Valmont Industries, Inc.	2	551
Veralto Corporation	25	2,234
Verisk Analytics, Inc.	15	3,479
Vertiv Holdings Co - Class A	35	2,827
Vm Consolidated, Inc. - Class A (a)	14	347
W.W. Grainger, Inc.	5	4,924
Waste Management, Inc.	39	8,390
Watsco, Inc.	4	1,615
Watts Water Technologies, Inc. - Class A	3	542
Werner Enterprises, Inc.	9	363
WESCO International, Inc.	5	776
Westinghouse Air Brake Technologies Corporation	19	2,817
WillScot Mobile Mini Holdings Corp. - Class A (a)	19	894
Woodward, Inc.	6	924
XPO, Inc. (a)	12	1,449
Xylem Inc.	26	3,308
Zurn Elkay Water Solutions Corporation	17	563
		519,045
Communication Services 8.3%
Alphabet Inc. - Class A (a)	626	94,518
Alphabet Inc. - Class C (a)	562	85,520
AMC Entertainment Holdings, Inc. - Class A (a) (b)	7	25
AT&T Inc.	766	13,475
Cable One, Inc.	—	188
Cogent Communications Holdings, Inc.	5	349
Comcast Corporation - Class A	425	18,404
Electronic Arts Inc.	26	3,425
Endeavor Group Holdings, Inc. - Class A	17	440
Former Charter Communications Parent, Inc. - Class A (a)	10	2,948
Fox Corporation - Class A	26	805
Fox Corporation - Class B	15	440
Frontier Communications Parent, Inc. (a)	27	657
IAC Inc. (a)	7	351
Iridium Communications Inc.	13	330
Liberty Broadband Corporation - Series A (a)	1	52
Liberty Broadband Corporation - Series C (a)	13	769
Liberty Media Corporation - Series A (a)	8	237
Liberty Media Corporation - Series A (a)	2	120
Liberty Media Corporation - Series C (a)	6	248
Liberty Media Corporation - Series C (a)	14	401
Liberty Media Corporation - Series C (a)	22	1,415
Live Nation Entertainment, Inc. (a)	15	1,620
Match Group, Inc. (a)	29	1,063
Meta Platforms, Inc. - Class A	236	114,536
Netflix, Inc. (a)	46	27,900
News Corporation - Class A	38	986
News Corporation - Class B	14	384
Nexstar Media Group, Inc. - Class A	3	455
Omnicom Group Inc.	21	2,023
Paramount Global - Class B	56	656
Pinterest, Inc. - Class A (a)	58	2,003
Playtika Holding Corp.	11	81
Roblox Corporation - Class A (a)	52	1,971
Roku Inc. - Class A (a)	13	841
Sirius XM Holdings Inc. (b)	79	308
Snap Inc. - Class A (a)	112	1,291
Sphere Entertainment Co. - Class A (a)	1	202
Take-Two Interactive Software, Inc. (a)	17	2,556
TEGNA Inc.	18	269
The Interpublic Group of Companies, Inc.	41	1,322
The New York Times Company - Class A	18	766
The Trade Desk, Inc. - Class A (a)	48	4,157
TKO Group Holdings Inc. - Class A	5	472
T-Mobile USA, Inc.	48	7,905
Verizon Communications Inc.	450	18,902
Walt Disney Company, The	194	23,732
Warner Music Group Corp. - Class A	14	477
Yelp Inc. (a)	7	262
Ziff Davis, Inc. (a)	6	387
ZoomInfo Technologies Inc. - Class A (a)	34	549
		443,193
Consumer Staples 5.6%
Albertsons Companies, Inc. - Class A	43	915
Altria Group, Inc.	183	8,002
Archer-Daniels-Midland Company	56	3,545
Bellring Intermediate Holdings, Inc. (a)	14	800
BJ's Wholesale Club Holdings, Inc. (a)	13	959
Brown-Forman Corporation - Class A	3	184
Brown-Forman Corporation - Class B	29	1,493
Bunge Limited	16	1,641
Campbell Soup Company	22	975
Casey's General Stores, Inc.	4	1,270
Celsius Holdings, Inc. (a)	15	1,254
Church & Dwight Co., Inc.	26	2,745
Coca-Cola Company, The	416	25,444
Coca-Cola Consolidated, Inc.	—	414
Colgate-Palmolive Company	86	7,759
Conagra Brands, Inc.	49	1,453
Constellation Brands, Inc. - Class A	16	4,339
Costco Wholesale Corporation	47	34,494
Coty Inc. - Class A (a)	40	479
Darling Ingredients Inc. (a)	16	758
Dollar General Corporation	24	3,700
Dollar Tree, Inc. (a)	22	2,981
e.l.f. Beauty, Inc. (a)	6	1,128
Energizer Holdings, Inc.	10	280
Flowers Foods, Inc.	22	518
Freshpet, Inc. (a)	5	589
General Mills, Inc.	62	4,308
Grocery Outlet Holding Corp. (a)	7	208
Hormel Foods Corporation	30	1,059
Ingredion Incorporated	7	816
Inter Parfums, Inc.	2	294
J&J Snack Foods Corp.	2	223
Kellanova	29	1,649
Kenvue Inc.	188	4,033
Keurig Dr Pepper Inc.	101	3,109
Kimberly-Clark Corporation	37	4,733
Kraft Foods Group, Inc.	86	3,187
Lamb Weston Holdings, Inc.	15	1,648
Lancaster Colony Corporation	2	474
McCormick & Company, Incorporated	26	2,035
MGPI Processing, Inc.	2	200
Molson Coors Beverage Company - Class B	19	1,275
Mondelez International, Inc. - Class A	142	9,957
Monster Beverage 1990 Corporation (a)	84	4,968
National Beverage Corp. (a)	4	179
PepsiCo, Inc.	146	25,518
Performance Food Group Company (a)	15	1,146
Philip Morris International Inc.	166	15,188
Pilgrim's Pride Corporation (a)	4	152
Post Holdings, Inc. (a)	5	564
Procter & Gamble Company, The	250	40,571
Reynolds Consumer Products Inc.	4	110
Seaboard Corporation	—	132
Spectrum Brands Holdings, Inc.	3	265
Sprouts Farmers Market, Inc. (a)	11	700
Sysco Corporation	54	4,357
Target Corporation	49	8,748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Boston Beer Company, Inc. - Class A (a)	1	370
The Clorox Company	13	1,989
The Estee Lauder Companies Inc. - Class A	25	3,870
The Hershey Company	16	3,149
The J. M. Smucker Company	11	1,444
The Kroger Co.	70	4,015
The Simply Good Foods Company (a)	11	386
Treehouse Foods, Inc. (a)	5	204
Tyson Foods, Inc. - Class A	29	1,686
US Foods Holding Corp. (a)	26	1,377
Walgreens Boots Alliance, Inc.	75	1,622
Walmart Inc.	462	27,801
WD-40 Company	1	366
		298,204
Energy 4.0%
Antero Midstream Corporation	22	316
Antero Resources Corporation (a)	29	841
Apa Corp.	35	1,208
Baker Hughes Company - Class A	101	3,398
Cactus, Inc. - Class A	7	365
California Resources Corporation	6	333
Callon Petroleum Company (a) (b)	7	246
ChampionX Corporation	22	772
Cheniere Energy, Inc.	25	4,051
Chesapeake Energy Corporation (b)	11	999
Chevron Corporation	197	31,019
Chord Energy Corporation	5	844
Civitas Resources, Inc.	8	610
CNX Resources Corporation (a) (b)	19	460
Comstock Resources, Inc. (b)	12	115
ConocoPhillips	126	16,041
CONSOL Energy Inc.	3	282
Coterra Energy Inc.	81	2,261
CVR Energy, Inc.	—	2
Devon Energy Corporation	69	3,486
Diamondback Energy, Inc.	18	3,602
DT Midstream, Inc.	10	634
EOG Resources, Inc.	62	7,962
EQT Corporation	40	1,497
Equitrans Midstream Corporation	42	520
Exxon Mobil Corporation	422	49,003
Halliburton Company	94	3,722
Helmerich & Payne, Inc.	11	483
Hess Corporation	28	4,344
HF Sinclair Corporation	17	1,048
Kinder Morgan, Inc.	210	3,845
Kosmos Energy Ltd. (a)	54	322
Liberty Energy Inc. - Class A	18	364
Magnolia Oil & Gas Corporation - Class A	20	517
Marathon Oil Corporation	61	1,730
Marathon Petroleum Corporation	39	7,937
Matador Resources Company	11	754
Murphy Oil Corporation	17	765
New Fortress Energy Inc. - Class A (b)	6	183
Northern Oil and Gas Incorporated	7	291
NOV Inc.	44	857
Occidental Petroleum Corporation	71	4,584
ONEOK, Inc.	62	4,987
Ovintiv Canada ULC	26	1,367
Patterson-UTI Energy, Inc.	30	359
PBF Energy Inc. - Class A	12	693
Peabody Energy Corporation	13	315
Permian Resources Corporation - Class A	31	549
Phillips 66	46	7,480
Pioneer Natural Resources Company	25	6,546
Range Resources Corporation	28	962
Schlumberger Limited	153	8,381
SM Energy Company	13	631
Southwestern Energy Company (a)	91	687
Targa Resources Corp.	24	2,697
Texas Pacific Land Corporation	2	1,187
The Williams Companies, Inc.	129	5,033
Tidewater Inc. (a)	6	525
Transocean Ltd. (a) (c)	81	507
Valaris Limited (a)	6	443
Valero Energy Corporation	35	5,956
Weatherford International Public Limited Company (a)	8	900
		212,818
Materials 2.6%
Air Products and Chemicals, Inc.	24	5,723
Albemarle Corporation (b)	11	1,455
Alcoa Corporation	21	698
Alpha Metallurgical Resources, Inc.	1	383
Amcor Pty Ltd	153	1,456
AptarGroup, Inc.	7	1,012
Arcadium Lithium PLC (a) (b)	102	441
Arch Resources, Inc. - Class A	2	262
Ashland Inc.	5	517
ATI Inc. (a)	11	560
Avery Dennison Corporation	9	1,911
Avient Corporation	10	450
Axalta Coating Systems Ltd. (a)	22	746
Balchem Corporation	3	529
Ball Corporation	33	2,211
Berry Global Group, Inc.	12	753
Cabot Corporation	5	470
Carpenter Technology Corporation	5	339
Celanese Corporation - Class A	11	1,920
CF Industries Holdings, Inc.	18	1,525
Cleveland-Cliffs Inc. (a)	55	1,248
Commercial Metals Company	14	829
Corteva, Inc.	74	4,271
Crown Holdings, Inc.	13	1,015
Dow Inc.	72	4,154
DuPont de Nemours, Inc.	46	3,523
Eagle Materials Inc.	3	840
Eastman Chemical Company	12	1,201
Ecolab Inc.	26	6,113
Element Solutions Inc.	25	619
FMC Corporation	13	847
Freeport-McMoRan Inc.	154	7,223
Graphic Packaging Holding Company	32	946
Greif, Inc. - Class A	3	190
H.B. Fuller Company	6	478
Hecla Mining Company	81	388
Huntsman Corporation	19	500
Innospec Inc.	3	338
International Flavors & Fragrances Inc.	27	2,343
International Paper Company	35	1,379
Legacy Vulcan Corp.	14	3,754
Linde Public Limited Company	52	24,077
Louisiana-Pacific Corporation (W VA)	6	489
LyondellBasell Industries N.V. - Class A	28	2,830
Martin Marietta Materials, Inc.	7	4,113
MOS Holdings Inc.	34	1,118
MP Materials Corp. - Class A (a) (b)	10	136
NewMarket Corporation	1	554
Newmont Corporation	121	4,320
Nucor Corporation	26	5,154
O-I Glass, Inc. (a)	14	239
Olin Corporation	14	806
Packaging Corporation of America	9	1,736
PPG Industries, Inc.	25	3,675
Quaker Chemical Corporation	1	189
Reliance, Inc.	6	2,022
Royal Gold, Inc.	7	903
RPM International Inc.	14	1,631
Scotts Miracle-Gro Company, The (b)	3	223
Sealed Air Corporation	17	627
Sensient Technologies Corporation	6	393
Silgan Holdings Inc.	10	484
Sonoco Products Company	10	588
Southern Copper Corporation	8	871
Steel Dynamics, Inc.	17	2,549
Summit Materials, Inc. - Class A (a)	12	525
The Chemours Company	18	471
The Sherwin-Williams Company	25	8,788
United States Steel Corporation	21	847

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Warrior Met Coal, Inc.	6	380
Westlake Corporation	4	544
WestRock Company	26	1,280
		138,122
Real Estate 2.5%
Agree Realty Corporation	10	596
Alexandria Real Estate Equities, Inc.	18	2,297
American Homes 4 Rent - Class A	33	1,206
American Tower Corporation	50	9,867
Americold Realty Trust, Inc.	28	692
Apartment Income REIT Corp.	9	303
Apple Hospitality REIT, Inc.	16	259
AvalonBay Communities, Inc.	14	2,589
Boston Properties, Inc.	15	990
Brixmor Property Group Inc.	34	805
Broadstone Net Lease, Inc.	18	277
Camden Property Trust	12	1,134
CBRE Group, Inc. - Class A (a)	33	3,195
COPT Defense Properties	15	353
CoStar Group, Inc. (a)	42	4,068
Cousins Properties Incorporated	14	344
Crown Castle Inc.	46	4,887
Cubesmart, L.P.	23	1,047
Digital Realty Trust, Inc.	30	4,378
EastGroup Properties, Inc.	5	863
EPR Properties	8	321
Equinix, Inc.	10	8,298
Equity Lifestyle Properties, Inc.	18	1,179
Equity Residential	39	2,465
Essential Properties Realty Trust, Inc.	16	435
Essex Property Trust, Inc.	7	1,603
Extra Space Storage Inc.	21	3,119
Federal Realty Investment Trust	7	764
First Industrial Realty Trust, Inc.	14	722
Gaming and Leisure Properties, Inc.	27	1,237
Healthpeak OP, LLC	79	1,488
Host Hotels & Resorts, Inc.	73	1,518
Howard Hughes Holdings Inc. (a)	4	259
Independence Realty Trust, Inc.	25	409
Invitation Homes Inc.	64	2,284
Iron Mountain Incorporated	32	2,549
Jones Lang LaSalle Incorporated (a)	5	1,045
Kilroy Realty Corporation	13	473
Kimco Realty OP, LLC	68	1,341
Kite Realty Naperville, LLC	18	384
Lamar Advertising Company - Class A	10	1,144
LXP Industrial Trust	26	230
Medical Properties Trust, Inc. (b)	64	303
Mid-America Apartment Communities, Inc.	11	1,439
National Health Investors, Inc.	4	220
National Storage Affiliates Trust	11	413
NNN REIT, Inc.	20	837
Omega Healthcare Investors, Inc.	25	801
Park Hotels & Resorts Inc.	27	481
Phillips Edison & Company, Inc.	13	472
PotlatchDeltic Corporation	9	407
ProLogis Inc.	97	12,674
Public Storage Operating Company	17	4,892
Rayonier Inc.	15	493
Realty Income Corporation	89	4,819
Regency Centers Corporation	18	1,115
Rexford Industrial Realty, Inc.	22	1,123
Ryman Hospitality Properties, Inc.	7	770
Sabra Health Care REIT, Inc.	23	333
SBA Communications Corporation - Class A	12	2,526
Simon Property Group, Inc.	35	5,442
SITE Centers Corp.	24	349
STAG Industrial, Inc.	15	594
Sun Communities, Inc.	13	1,694
Terreno Realty Corporation	10	651
The Macerich Company	21	363
The St. Joe Company	5	271
UDR, Inc.	35	1,307
Ventas, Inc.	42	1,827
VICI Properties Inc.	110	3,271
Vornado Realty Trust	16	466
W.P. Carey Inc.	23	1,288
Welltower Inc.	59	5,510
Weyerhaeuser Company	72	2,585
Zillow Group, Inc. - Class A (a)	6	287
Zillow Group, Inc. - Class C (a)	16	783
		134,223
Utilities 2.2%
ALLETE, Inc.	7	416
Alliant Energy Corporation	27	1,382
Ameren Corporation	27	2,013
American Electric Power Company, Inc.	55	4,778
American States Water Company	5	340
American Water Works Company, Inc.	21	2,556
Atmos Energy Corporation	16	1,863
AVANGRID, Inc.	9	333
Avista Corporation	7	259
Black Hills Corporation	8	454
California Water Service Group	5	210
CenterPoint Energy, Inc.	66	1,884
Clearway Energy, Inc. - Class A (b)	5	112
Clearway Energy, Inc. - Class C	10	219
CMS Energy Corporation	31	1,885
Consolidated Edison, Inc.	37	3,387
Constellation Energy Group, Inc.	33	6,093
Dominion Energy, Inc.	89	4,374
DTE Energy Company	22	2,482
Duke Energy Corporation	82	7,956
Edison International	40	2,853
Entergy Corporation	23	2,405
Essential Utilities, Inc.	28	1,026
Evergy, Inc.	23	1,242
Eversource Energy	34	2,017
Exelon Corporation	101	3,796
FirstEnergy Corp.	53	2,060
IDACORP, Inc.	4	417
MGE Energy, Inc.	3	200
National Fuel Gas Company	9	489
New Jersey Resources Corporation	11	472
NextEra Energy, Inc.	216	13,817
NiSource Inc.	46	1,277
NorthWestern Corporation	5	279
NRG Energy, Inc.	24	1,600
OGE Energy Corp.	22	766
One Gas, Inc.	6	359
Ormat Technologies, Inc.	7	450
Otter Tail Corporation	5	415
PG&E Corporation	228	3,815
Pinnacle West Capital Corporation	12	910
PNM Resources, Inc.	8	292
Portland General Electric Company	13	529
PPL Corporation	80	2,216
Public Service Enterprise Group Incorporated	54	3,594
Sempra	67	4,795
Southwest Gas Holdings, Inc.	6	473
Spire Inc.	4	276
The AES Corporation	68	1,211
The Southern Company	112	8,043
UGI Corporation	22	537
Vistra Corp.	35	2,467
WEC Energy Group Inc.	34	2,812
XCEL Energy Inc.	60	3,216
		114,122
Total Common Stocks (cost $4,284,936)		5,258,955
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	7,086	7,086

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	3,485	3,485
Total Short Term Investments (cost $10,571)		10,571
Total Investments 99.1% (cost $4,295,507)		5,269,526
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.9%		47,629
Total Net Assets 100.0%		5,317,163

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	495	—	120	7	33	101	509	—
JNL Government Money Market Fund, 5.19% - Class I	4,199	190,679	187,792	304	—	—	7,086	0.1
JNL Government Money Market Fund, 5.29% - Class SL	3,708	39,924	40,147	61	—	—	3,485	0.1
The Bank of New York Mellon Corporation	4,465	—	227	36	28	439	4,705	0.1
	12,867	230,603	228,286	408	61	540	15,785	0.3

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	4,327	4,662	0.1
Transocean Ltd.	06/17/22	284	507	—
		4,611	5,169	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	56	June 2024	5,981	7	28
S&P 500 Index	187	June 2024	49,393	1	241
				8	269

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	5,258,955	—	—	5,258,955
Short Term Investments	10,571	—	—	10,571
	5,269,526	—	—	5,269,526
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	269	—	—	269
	269	—	—	269

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.1%
Utilities 98.9%
ALLETE, Inc.	21	1,228
Alliant Energy Corporation	91	4,599
Ameren Corporation	89	6,573
American Electric Power Company, Inc.	188	16,211
American States Water Company	13	958
American Water Works Company, Inc.	70	8,515
Atmos Energy Corporation	53	6,307
AVANGRID, Inc.	25	923
Avista Corporation	28	970
Black Hills Corporation	24	1,323
California Water Service Group	20	924
CenterPoint Energy, Inc.	226	6,435
Clearway Energy, Inc. - Class A	12	254
Clearway Energy, Inc. - Class C	30	682
CMS Energy Corporation	104	6,293
Consolidated Edison, Inc.	124	11,224
Constellation Energy Group, Inc.	110	20,292
Dominion Energy, Inc.	300	14,737
DTE Energy Company	74	8,280
Duke Energy Corporation	276	26,686
Edison International	137	9,712
Entergy Corporation	76	7,984
Essential Utilities, Inc.	89	3,315
Evergy, Inc.	79	4,213
Eversource Energy	125	7,475
Exelon Corporation	356	13,390
FirstEnergy Corp.	184	7,122
IDACORP, Inc.	18	1,685
MGE Energy, Inc.	12	954
New Jersey Resources Corporation	35	1,497
NextEra Energy, Inc.	734	46,899
NiSource Inc.	160	4,425
NorthWestern Corporation	21	1,049
NRG Energy, Inc.	81	5,461
OGE Energy Corp.	72	2,465
One Gas, Inc. (a)	18	1,196
Ormat Technologies, Inc.	19	1,265
Otter Tail Corporation	15	1,278
PG&E Corporation	760	12,744
Pinnacle West Capital Corporation	40	3,029
PNM Resources, Inc.	31	1,153
Portland General Electric Company	36	1,514
PPL Corporation	264	7,270
Public Service Enterprise Group Incorporated	178	11,902
Sempra	225	16,185
Southwest Gas Holdings, Inc.	19	1,460
Spire Inc.	19	1,154
The AES Corporation	239	4,288
The Southern Company	375	26,920
UGI Corporation	75	1,845
Vistra Corp.	119	8,274
WEC Energy Group Inc.	113	9,263
XCEL Energy Inc.	198	10,619
		382,419
Energy 0.2%
New Fortress Energy Inc. - Class A (a)	29	882
Total Common Stocks (cost $418,874)		383,301
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	1,144	1,144
Total Short Term Investments (cost $1,144)		1,144
Total Investments 99.4% (cost $420,018)		384,445
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net 0.6%		2,142
Total Net Assets 100.0%		386,612

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,187	22,030	22,073	16	—	—	1,144	0.3
JNL Government Money Market Fund, 5.29% - Class SL	16	334	350	—	—	—	—	—
	1,203	22,364	22,423	16	—	—	1,144	0.3

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	47	June 2024	3,037	25	106

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	383,301	—	—	383,301
Short Term Investments	1,144	—	—	1,144
	384,445	—	—	384,445

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	106	—	—	106
	106	—	—	106

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.3%
United States of America 68.9%
3M Company	4	395
Abbott Laboratories	11	1,304
AbbVie Inc.	12	2,127
Accenture Public Limited Company - Class A	4	1,438
Adobe Inc. (a)	3	1,520
Advanced Micro Devices, Inc. (a)	11	1,925
AFLAC Incorporated	4	302
Agilent Technologies, Inc.	2	269
Air Products and Chemicals, Inc.	1	353
Airbnb, Inc. - Class A (a)	3	454
Akamai Technologies, Inc. (a)	1	106
Albemarle Corporation (b)	1	104
Albertsons Companies, Inc. - Class A	3	57
Alexandria Real Estate Equities, Inc.	1	152
Align Technology, Inc. (a)	—	161
Allegion Public Limited Company	1	79
Alliant Energy Corporation	2	85
Alnylam Pharmaceuticals, Inc. (a)	1	122
Alphabet Inc. - Class A (a)	39	5,896
Alphabet Inc. - Class C (a)	35	5,311
Altria Group, Inc.	12	510
Amazon.com, Inc. (a)	62	11,192
Ameren Corporation	2	118
American Electric Power Company, Inc.	3	290
American Express Company	4	873
American Financial Group, Inc.	—	59
American International Group, Inc.	5	353
American Tower Corporation	3	616
American Water Works Company, Inc.	1	165
Ameriprise Financial, Inc.	1	301
AMETEK, Inc.	2	283
Amgen Inc.	4	1,004
Amphenol Corporation - Class A	4	438
Analog Devices, Inc.	3	649
Annaly Capital Management, Inc.	3	58
ANSYS, Inc. (a)	1	202
AON Public Limited Company - Class A	1	439
Apa Corp.	2	79
Apollo Global Management, Inc.	3	303
Apple Inc.	96	16,503
Applied Materials, Inc.	6	1,140
Aptiv PLC (a)	2	146
Arch Capital Group Ltd. (a)	2	224
Archer-Daniels-Midland Company	3	215
Ares Management Corporation - Class A	1	151
Arista Networks, Inc. (a)	2	489
Arthur J. Gallagher & Co.	1	359
Aspen Technology, Inc. (a)	—	42
AT&T Inc.	47	833
Atmos Energy Corporation	1	123
Autodesk, Inc. (a)	1	372
Automatic Data Processing, Inc.	3	686
AutoZone, Inc. (a)	—	369
AvalonBay Communities, Inc.	1	164
AVANGRID, Inc.	—	14
Avantor, Inc. (a)	4	110
Avery Dennison Corporation	1	126
Baker Hughes Company - Class A	7	222
Ball Corporation	2	132
Bank of America Corporation	45	1,725
Baxter International Inc.	3	147
Becton, Dickinson and Company	2	449
Bentley Systems, Incorporated - Class B	2	84
Berkshire Hathaway Inc. - Class B (a)	12	5,044
Best Buy Co., Inc.	1	102
Bill Holdings, Inc. (a)	1	42
Biogen Inc. (a)	1	206
BioMarin Pharmaceutical Inc. (a)	1	110
Bio-Rad Laboratories, Inc. - Class A (a)	—	48
Bio-Techne Corporation	1	70
BlackRock, Inc.	1	791
Blackstone Inc. - Class A	5	615
Block, Inc. - Class A (a)	4	312
Boeing Company, The (a)	4	772
Booking Holdings Inc.	—	824
Booz Allen Hamilton Holding Corporation - Class A	1	119
BorgWarner Inc.	2	57
Boston Properties, Inc.	1	75
Boston Scientific Corporation (a)	10	661
Bristol-Myers Squibb Company	13	729
Broadcom Inc.	3	4,109
Broadridge Financial Solutions, Inc.	1	148
Brookfield Renewable Corporation - Class A	1	18
Brown & Brown, Inc.	2	139
Brown-Forman Corporation - Class A	—	20
Brown-Forman Corporation - Class B	2	104
Bunge Limited	1	101
Burlington Stores, Inc. (a)	—	89
C.H. Robinson Worldwide, Inc.	1	59
Cadence Design Systems, Inc. (a)	2	566
Caesars Entertainment, Inc. (a)	1	61
Camden Property Trust	1	75
Campbell Soup Company	1	53
Capital One Financial Corporation	2	364
Cardinal Health, Inc.	2	178
CarMax, Inc. (a)	1	81
Carrier Global Corporation	6	324
Caterpillar Inc.	3	1,234
CBRE Group, Inc. - Class A (a)	2	194
CDW Corp.	1	224
Celanese Corporation - Class A	1	119
Cencora, Inc.	1	247
Centene Corporation (a)	4	283
CenterPoint Energy, Inc.	4	121
CF Industries Holdings, Inc.	1	103
Charles River Laboratories International, Inc. (a)	—	87
Cheniere Energy, Inc.	2	259
Chevron Corporation	12	1,930
Chipotle Mexican Grill, Inc. (a)	—	488
Chubb Limited	3	652
Church & Dwight Co., Inc.	2	171
Cincinnati Financial Corporation	1	129
Cintas Corporation	1	405
Cisco Systems, Inc.	27	1,346
Citigroup Inc.	13	792
Citizens Financial Group, Inc.	3	107
Cloudflare, Inc. - Class A (a)	2	195
CME Group Inc. - Class A	2	507
CMS Energy Corporation	2	118
Coca-Cola Company, The	26	1,587
Cognizant Technology Solutions Corporation - Class A	3	242
Coinbase Global, Inc. - Class A (a)	1	291
Colgate-Palmolive Company	5	483
Comcast Corporation - Class A	26	1,135
Conagra Brands, Inc.	3	84
ConocoPhillips	8	999
Consolidated Edison, Inc.	2	202
Constellation Brands, Inc. - Class A	1	286
Constellation Energy Group, Inc.	2	370
Copart, Inc. (a)	6	319
Corebridge Financial, Inc.	1	25
Corning Incorporated	5	165
Corpay Inc (a)	—	139
Corteva, Inc.	5	260
CoStar Group, Inc. (a)	3	246
Costco Wholesale Corporation	3	2,146
Coterra Energy Inc.	5	137
CrowdStrike Holdings, Inc. - Class A (a)	1	480
Crown Castle Inc.	3	309
Crown Holdings, Inc.	1	68
CSX Corporation	13	485
Cummins Inc.	1	269
CVS Health Corporation	9	682
D.R. Horton, Inc.	2	331
Danaher Corporation	4	1,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Darden Restaurants, Inc.	1	135
Datadog, Inc. - Class A (a)	2	227
Dayforce, Inc. (a)	1	74
Deere & Company	2	694
Dell Technologies Inc. - Class C	1	123
Delta Air Lines, Inc.	4	207
Devon Energy Corporation	4	215
DexCom, Inc. (a)	3	350
Diamondback Energy, Inc.	1	219
Digital Realty Trust, Inc.	2	289
Discover Financial Services	2	220
DocuSign, Inc. (a)	1	79
Dollar General Corporation	1	219
Dollar Tree, Inc. (a)	1	178
Dominion Energy, Inc.	5	267
Domino's Pizza, Inc.	—	109
Doordash, Inc. - Class A (a)	2	242
Dover Corporation	1	160
Dow Inc.	5	267
DTE Energy Company	1	148
Duke Energy Corporation	5	495
DuPont de Nemours, Inc.	3	215
Dynatrace, Inc. (a)	2	74
East West Bancorp, Inc.	1	76
Eastman Chemical Company	1	70
Eaton Corporation Public Limited Company	3	825
eBay Inc.	3	177
Ecolab Inc.	2	379
Edison International	3	183
Edwards Lifesciences Corporation (a)	4	380
Electronic Arts Inc.	2	218
Elevance Health, Inc.	1	766
Eli Lilly and Company	6	4,349
Emerson Electric Co.	4	422
Enphase Energy, Inc. (a)	1	99
Entegris, Inc.	1	128
Entergy Corporation	1	149
EOG Resources, Inc.	4	486
EPAM Systems, Inc. (a)	—	106
EQT Corporation	2	90
Equifax Inc.	1	222
Equinix, Inc.	1	513
Equitable Holdings, Inc.	2	80
Equity Lifestyle Properties, Inc.	1	77
Equity Residential	2	148
Essex Property Trust, Inc.	—	98
ETSY, Inc. (a)	1	56
Everest Re Group, Ltd.	—	112
Evergy, Inc.	2	86
Eversource Energy	2	139
Exact Sciences Corporation (a)	1	80
Exelon Corporation	7	248
Expedia Group, Inc. (a)	1	125
Expeditors International of Washington, Inc. - Class A	1	116
Extra Space Storage Inc.	1	196
Exxon Mobil Corporation	26	3,051
F5, Inc. (a)	—	66
FactSet Research Systems Inc.	—	116
Fair Isaac Corporation (a)	—	199
Fastenal Company	4	295
Federal Realty Investment Trust	—	48
FedEx Corporation	2	452
Ferguson Holdings Limited	1	289
Fidelity National Financial, Inc. - Class A	2	90
Fidelity National Information Services, Inc.	4	288
Fifth Third Bancorp	4	152
First Citizens BancShares, Inc. - Class A	—	131
First Solar, Inc. (a)	1	115
FirstEnergy Corp.	3	122
Fiserv, Inc. (a)	4	578
Ford Motor Company	26	345
Former Charter Communications Parent, Inc. - Class A (a)	1	190
Fortinet, Inc. (a)	4	291
Fortive Corporation	2	198
Fox Corporation - Class A	1	43
Fox Corporation - Class B	1	25
Franklin Resources, Inc.	2	53
Freeport-McMoRan Inc.	10	448
Garmin Ltd.	1	150
Gartner, Inc. (a)	1	244
GE HealthCare Technologies Inc.	3	232
Gen Digital Inc.	4	89
General Dynamics Corporation	2	454
General Electric Company	7	1,217
General Mills, Inc.	4	259
General Motors Company	8	345
Genuine Parts Company	1	149
Gilead Sciences, Inc.	8	610
Global Payments Inc.	2	213
Globe Life Inc.	1	65
GoDaddy Inc. - Class A (a)	1	98
Halliburton Company	6	234
HCA Healthcare, Inc.	1	436
Healthpeak OP, LLC	5	85
HEICO Corporation	—	53
HEICO Corporation - Class A	1	77
Henry Schein, Inc. (a)	1	62
Hess Corporation	2	283
Hewlett Packard Enterprise Company	8	143
Hilton Worldwide Holdings Inc.	2	332
Hologic, Inc. (a)	2	121
Home Depot, Inc. , The	7	2,524
Honeywell International Inc.	4	902
Hormel Foods Corporation	2	64
Host Hotels & Resorts, Inc.	5	98
Howmet Aerospace Inc.	2	169
HP, Inc.	6	172
Hubbell Incorporated	—	135
HubSpot, Inc. (a)	—	197
Humana Inc.	1	259
Huntington Bancshares Incorporated	9	132
Huntington Ingalls Industries, Inc.	—	74
IDEX Corporation	—	110
IDEXX Laboratories, Inc. (a)	1	285
Illinois Tool Works Inc.	2	526
Illumina, Inc. (a)	1	145
Incyte Corporation (a)	1	74
Ingersoll Rand Inc.	2	237
Insulet Corporation (a)	—	78
Intel Corporation	28	1,229
Intercontinental Exchange, Inc.	4	516
International Business Machines Corporation	6	1,163
International Flavors & Fragrances Inc.	2	146
International Paper Company	2	88
Intuit Inc.	2	1,152
Intuitive Surgical, Inc. (a)	2	880
Invitation Homes Inc.	4	141
IQVIA Holdings Inc (a)	1	310
Iron Mountain Incorporated	2	158
J.B. Hunt Transport Services, Inc.	1	103
Jack Henry & Associates, Inc.	1	89
Jacobs Solutions Inc.	1	129
James Hardie Industries Public Limited Company - CHESS	3	124
Jazz Pharmaceuticals Public Limited Company (a)	—	52
Johnson & Johnson	16	2,520
Johnson Controls International Public Limited Company (b)	5	296
JPMorgan Chase & Co.	19	3,813
Juniper Networks, Inc.	2	77
K.K.R. Co., Inc. - Class A	4	441
Kellanova	2	100
Kenvue Inc.	12	250
Keurig Dr Pepper Inc.	6	199
KeyCorp	6	93
Keysight Technologies, Inc. (a)	1	178
Kimberly-Clark Corporation	2	281
Kimco Realty OP, LLC	5	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Kinder Morgan, Inc.	13	244
KLA Corporation	1	631
Kraft Foods Group, Inc.	5	199
L3Harris Technologies, Inc.	1	253
Laboratory Corporation of America Holdings	1	117
Lam Research Corporation	1	842
Lamb Weston Holdings, Inc.	1	97
Las Vegas Sands Corp.	2	101
Lear Corporation	—	54
Legacy Vulcan Corp.	1	232
Leidos Holdings, Inc.	1	108
Lennar Corporation - Class A	2	287
Lennar Corporation - Class B	—	16
Lennox International Inc.	—	92
Liberty Broadband Corporation - Series A (a)	—	9
Liberty Broadband Corporation - Series C (a)	1	46
Liberty Media Corporation - Series A (a)	—	7
Liberty Media Corporation - Series A (a)	—	16
Liberty Media Corporation - Series C (a)	1	83
Liberty Media Corporation - Series C (a)	1	32
Live Nation Entertainment, Inc. (a)	1	94
LKQ Corporation	2	89
Lockheed Martin Corporation	1	644
Loews Corporation	1	102
Lowe`s Companies, Inc.	4	973
LPL Financial Holdings Inc.	—	131
Lucid Group, Inc. (a) (b)	7	20
LyondellBasell Industries N.V. - Class A	2	180
M&T Bank Corporation	1	154
Marathon Oil Corporation	4	114
Marathon Petroleum Corporation	2	494
Markel Group Inc. (a)	—	126
MarketAxess Holdings Inc.	—	58
Marriott International, Inc. - Class A	2	423
Marsh & Mclennan Companies, Inc.	3	673
Martin Marietta Materials, Inc.	—	254
Marvell Technology, Inc.	5	389
Masco Corporation	1	115
MasterCard Incorporated - Class A	6	2,652
Match Group, Inc. (a)	2	67
McCormick & Company, Incorporated	2	133
McDonald's Corporation	5	1,353
McKesson Corporation	1	469
Merck & Co., Inc.	17	2,211
Meta Platforms, Inc. - Class A	15	7,131
MetLife, Inc.	4	304
Mettler-Toledo International Inc. (a)	—	188
MGM Resorts International (a)	2	75
Microchip Technology Incorporated	4	315
Micron Technology, Inc.	7	862
Microsoft Corporation	49	20,689
Mid-America Apartment Communities, Inc.	1	101
Moderna, Inc. (a)	2	224
Molina Healthcare, Inc. (a)	—	151
Molson Coors Beverage Company - Class B	1	84
Mondelez International, Inc. - Class A	9	628
MongoDB, Inc. - Class A (a)	—	155
Monolithic Power Systems, Inc.	—	201
Monster Beverage 1990 Corporation (a)	5	311
Moody's Corporation	1	410
Morgan Stanley	8	787
MOS Holdings Inc.	2	71
Motorola Solutions, Inc.	1	390
MSCI Inc. - Class A	1	296
Nasdaq, Inc.	3	170
NetApp, Inc.	1	149
Netflix, Inc. (a)	3	1,740
Neurocrine Biosciences, Inc. (a)	1	82
Newmont Corporation	7	265
News Corporation - Class A	2	59
News Corporation - Class B	1	22
NextEra Energy, Inc.	14	868
Nike, Inc. - Class B	8	731
NiSource Inc.	3	74
Norfolk Southern Corporation	1	377
Northern Trust Corporation	1	126
Northrop Grumman Corporation	1	483
NRG Energy, Inc.	1	97
Nucor Corporation	2	309
NVIDIA Corporation	16	14,235
NVR, Inc. (a)	—	162
Occidental Petroleum Corporation	4	270
Okta, Inc. - Class A (a)	1	103
Old Dominion Freight Line, Inc.	1	279
Omnicom Group Inc.	1	121
On Semiconductor Corporation (a)	3	209
ONEOK, Inc.	4	309
Oracle Corporation	11	1,326
O'Reilly Automotive, Inc. (a)	—	438
Otis Worldwide Corporation	3	275
Owens Corning	1	98
PACCAR Inc	3	419
Packaging Corporation of America	1	109
Palantir Technologies Inc. - Class A (a)	12	285
Palo Alto Networks, Inc. (a)	2	590
Parker-Hannifin Corporation	1	457
Paychex, Inc.	2	258
Paycom Software, Inc.	—	67
Paylocity Holding Corporation (a)	—	45
PayPal Holdings, Inc. (a)	7	477
PepsiCo, Inc.	9	1,592
Pfizer Inc.	37	1,037
PG&E Corporation	14	235
Philip Morris International Inc.	10	940
Phillips 66	3	468
Pinnacle West Capital Corporation	1	61
Pinterest, Inc. - Class A (a)	4	128
Pioneer Natural Resources Company	2	400
Pool Corporation	—	104
PPG Industries, Inc.	2	220
PPL Corporation	5	140
Principal Financial Group, Inc.	2	142
Procter & Gamble Company, The	16	2,530
ProLogis Inc.	6	801
Prudential Financial, Inc.	2	280
PTC Inc. (a)	1	142
Public Service Enterprise Group Incorporated	3	225
Public Storage Operating Company	1	303
PulteGroup, Inc.	1	167
Qorvo, Inc. (a)	1	72
Qualcomm Incorporated	7	1,251
Quanta Services, Inc.	1	243
Quest Diagnostics Incorporated	1	100
Raymond James Financial, Inc.	1	164
Realty Income Corporation	5	295
Regency Centers Corporation	1	66
Regeneron Pharmaceuticals, Inc. (a)	1	678
Regions Financial Corporation	6	124
Reinsurance Group of America, Incorporated	—	81
Republic Services, Inc.	1	255
ResMed Inc.	1	194
Revvity, Inc.	1	90
Rivian Automotive, Inc. - Class A (a) (b)	5	51
Roblox Corporation - Class A (a)	3	119
Rockwell Automation, Inc.	1	226
Rollins, Inc.	2	93
Roper Technologies, Inc.	1	372
Ross Stores, Inc.	2	311
Royal Caribbean Cruises Ltd. (a)	2	209
Royalty Pharma PLC - Class A	3	77
RTX Corporation	9	858
S&P Global Inc.	2	892
Salesforce, Inc.	6	1,869
SBA Communications Corporation - Class A	1	151
Schlumberger Limited	9	518
Seagate Technology Holdings Public Limited Company	1	130
Sempra	4	300
ServiceNow, Inc. (a)	1	983
Simon Property Group, Inc.	2	334

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sirius XM Holdings Inc. (b)	3	13
Skyworks Solutions, Inc.	1	111
Snap Inc. - Class A (a)	7	79
Snap-on Incorporated	—	109
Snowflake Inc. - Class A (a)	2	334
Southwest Airlines Co.	4	117
SS&C Technologies Holdings, Inc.	1	94
Stanley Black & Decker, Inc.	1	94
Starbucks Corporation	8	686
State Street Corporation	2	157
Steel Dynamics, Inc.	1	160
Stryker Corporation	2	828
Sun Communities, Inc.	1	100
Synchrony Financial	3	112
Synopsys, Inc. (a)	1	555
Sysco Corporation	3	267
T. Rowe Price Group, Inc.	1	174
Take-Two Interactive Software, Inc. (a)	1	153
Targa Resources Corp.	1	167
Target Corporation	3	538
TE Connectivity Ltd. (c)	2	282
Teledyne Technologies Incorporated (a)	—	130
Teleflex Incorporated	—	70
Teradyne, Inc.	1	120
Tesla Inc. (a)	18	3,217
Texas Instruments Incorporated	6	1,044
Texas Pacific Land Corporation	—	73
Textron Inc.	1	121
The AES Corporation	4	78
The Allstate Corporation	2	291
The Bank of New York Mellon Corporation (d)	5	288
The Carlyle Group, Inc.	2	72
The Charles Schwab Corporation	9	687
The Cigna Group	2	670
The Clorox Company	1	127
The Cooper Companies, Inc.	1	136
The Estee Lauder Companies Inc. - Class A	2	242
The Goldman Sachs Group, Inc.	2	900
The Hartford Financial Services Group, Inc.	2	190
The Hershey Company	1	191
The Interpublic Group of Companies, Inc.	3	83
The J. M. Smucker Company	1	96
The Kroger Co.	4	256
The PNC Financial Services Group, Inc.	3	425
The Progressive Corporation	4	801
The Sherwin-Williams Company	2	543
The Southern Company	7	498
The Trade Desk, Inc. - Class A (a)	3	254
The Travelers Companies, Inc.	1	342
The Williams Companies, Inc.	8	313
Thermo Fisher Scientific Inc.	3	1,486
TJX Companies, Inc., The	8	770
T-Mobile USA, Inc.	3	487
Tractor Supply Company	1	183
Trane Technologies Public Limited Company	2	451
TransDigm Group Incorporated	—	435
TransUnion	1	88
Trimble Inc. (a)	1	95
Truist Financial Corporation	9	352
Twilio Inc. - Class A (a)	1	69
Tyler Technologies, Inc. (a)	—	118
Tyson Foods, Inc. - Class A	2	104
U.S. Bancorp	10	458
Uber Technologies, Inc. (a)	13	1,011
UDR, Inc.	2	75
Ulta Beauty, Inc. (a)	—	167
Union Pacific Corporation	4	991
United Airlines Holdings, Inc. (a)	2	103
United Parcel Service, Inc. - Class B	5	718
United Rentals, Inc.	—	319
UnitedHealth Group Incorporated	6	3,025
Unity Software Inc. (a) (b)	1	36
Universal Health Services, Inc. - Class B	—	60
Universal Music Group N.V.	6	189
Vail Resorts, Inc.	—	64
Valero Energy Corporation	2	384
Veeva Systems Inc. - Class A (a)	1	218
Ventas, Inc.	3	111
Veralto Corporation	2	140
VeriSign, Inc. (a)	1	116
Verisk Analytics, Inc.	1	224
Verizon Communications Inc.	28	1,160
Vertex Pharmaceuticals Incorporated (a)	2	712
Viatris Inc.	7	88
VICI Properties Inc.	7	201
Visa Inc. - Class A	10	2,919
Vistra Corp.	2	160
W. R. Berkley Corporation	1	116
W.P. Carey Inc.	1	78
W.W. Grainger, Inc.	—	305
Walgreens Boots Alliance, Inc.	4	96
Walmart Inc.	29	1,733
Walt Disney Company, The	12	1,482
Waste Connections, Inc.	2	292
Waste Management, Inc.	2	518
Waters Corporation (a)	—	129
Watsco, Inc.	—	96
WEC Energy Group Inc.	2	178
Wells Fargo & Company	24	1,384
Welltower Inc.	4	349
West Pharmaceutical Services, Inc.	—	184
Western Digital Corporation (a)	2	141
Westinghouse Air Brake Technologies Corporation	1	177
Westlake Corporation	—	36
WestRock Company	2	87
Weyerhaeuser Company	5	169
Willis Towers Watson Public Limited Company	1	189
Workday, Inc. - Class A (a)	1	371
Wynn Resorts, Limited	1	64
XCEL Energy Inc.	4	197
Xylem Inc.	2	206
Yum! Brands, Inc.	2	256
Zebra Technologies Corporation - Class A (a)	—	96
Zillow Group, Inc. - Class A (a)	—	12
Zillow Group, Inc. - Class C (a)	1	51
Zimmer Biomet Holdings, Inc.	1	176
Zoetis Inc. - Class A	3	513
Zoom Video Communications, Inc. - Class A (a)	2	107
Zscaler, Inc. (a)	1	118
		296,741
Japan 6.6%
ABC-Mart, Inc.	—	2
ACOM Co., Ltd.	4	10
Advantest Corporation	5	214
Aeon Co., Ltd.	6	140
AGC Inc.	2	58
Aisin Corporation	1	52
Ajinomoto Co., Inc.	3	123
ANA Holdings Inc.	1	21
Asahi Group Holdings, Ltd.	3	117
Asahi Intecc Co., Ltd.	2	30
Asahi Kasei Corporation	9	70
ASICS Corporation	1	61
Astellas Pharma Inc.	12	129
Bandai Namco Holdings Inc.	4	84
Bridgestone Corporation	4	160
Brother Industries, Ltd.	2	32
Canon Inc.	6	188
Capcom Co., Ltd.	2	37
Central Japan Railway Company	6	151
Chubu Electric Power Co., Inc.	5	68
Chugai Pharmaceutical Co., Ltd.	4	168
Concordia Financial Group, Ltd.	7	34
COSMOS Pharmaceutical Corporation	—	9
Dai Nippon Printing Co., Ltd.	1	40
Daifuku Co., Ltd.	3	65
Dai-ichi Life Holdings, Inc.	7	173
Daiichi Sankyo Company, Ltd	13	411
Daikin Industries, Ltd.	2	276

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Daito Trust Construction Co., Ltd.	—	46
Daiwa House Industry Co., ltd	5	134
Daiwa House REIT Investment Corporation	—	26
Daiwa Securities Group Inc.	10	78
DENSO Corporation	12	235
DISCO Corporation	1	220
East Japan Railway Company	7	127
Eisai Co., Ltd.	2	70
ENEOS Holdings, Inc.	19	94
FANUC Corporation	6	165
Fast Retailing Co., Ltd.	1	341
Fuji Electric Co., Ltd.	1	67
FUJIFILM Holdings Corporation	8	182
Fujitsu Limited	11	176
Fukuoka Financial Group, Inc.	1	29
GLP J-REIT	—	25
Hamamatsu Photonics K.K.	1	35
Hankyu Hanshin Holdings, Inc.	2	49
HASEKO Corporation (b)	2	21
Hikari Tsushin,Inc.	—	38
Hirose Electric Co., Ltd.	—	22
Hitachi Construction Machinery Co., Ltd.	1	21
Hitachi, Ltd.	6	556
Honda Motor Co., Ltd.	33	404
Hoshizaki Corporation	1	29
Hoya Corporation	2	288
Hulic Co., Ltd.	3	35
IBIDEN Co., Ltd.	1	40
Idemitsu Kosan Co., Ltd.	6	41
Iida Group Holdings Co., Ltd. (b)	—	4
Inpex Corporation	6	86
Isuzu Motors Limited	4	55
ITOCHU Corporation	9	395
Japan Airlines Co., Ltd.	1	19
Japan Airport Terminal Co., Ltd.	—	8
Japan Exchange Group, Inc.	4	98
Japan Metropolitan Fund Investment Corporation	—	30
Japan Post Bank Co., Ltd.	8	88
Japan Post Holdings Co., Ltd.	12	125
Japan Post Insurance Co., Ltd.	2	29
Japan Real Estate Investment Corporation (b)	—	32
Japan Tobacco Inc.	7	200
JFE Holdings, Inc.	4	65
JSR Corporation	2	43
Kajima Corporation	3	51
Kansai Paint Co., ltd.	2	26
Kao Corporation	3	105
Kawasaki Heavy Industries, Ltd.	1	36
Kawasaki Kisen Kaisha, Ltd. (b)	3	40
KDDI Corporation (b)	10	302
Keio Corporation	1	25
Keisei Electric Railway Co., Ltd. (b)	1	37
Keyence Corporation	1	557
Kikkoman Corporation	6	83
Kintetsu Group Holdings Co., ltd	1	38
Kirin Holdings Company, Ltd	6	79
Kobe Bussan Co., Ltd.	1	20
Koei Tecmo Holdings Co., Ltd. (b)	1	9
Koito Manufacturing Co., Ltd.	2	24
Komatsu Ltd.	7	195
Konami Holdings Corporation	1	48
Kose Corporation	—	11
Kubota Corporation	8	120
Kurita Water Industries Ltd. (b)	1	29
KYOCERA Corporation	8	112
Kyoto Financial Group, Inc.	2	36
Kyowa Kirin Co., Ltd.	2	32
Kyushu Railway Company	1	25
Lasertec Co., Ltd.	1	143
Lawson, Inc.	—	21
M3, Inc.	3	40
Makita Corporation	1	37
Marubeni Corporation (b)	11	192
Matsuki Yokokokara & Company Co., Ltd.	3	43
Mazda Motor Corporation	4	48
McDonald's Holdings Company (Japan), Ltd.	1	22
Medipal Holdings Corporation (b)	1	20
Meiji Holdings Co., Ltd.	2	44
Minebeamitsumi Inc.	2	37
MISUMI Group Inc.	2	28
Mitsubishi Chemical Group Corporation	10	59
Mitsubishi Corporation	27	625
Mitsubishi Electric Corporation	14	227
Mitsubishi Estate Co., Ltd.	8	149
Mitsubishi HC Capital Inc.	5	37
Mitsubishi Heavy Industries, Ltd.	22	199
Mitsubishi Motors Corporation (b)	5	15
Mitsubishi UFJ Financial Group Inc	80	811
Mitsui & Co., Ltd.	10	463
Mitsui Chemicals, Inc.	2	44
Mitsui Fudosan Co., Ltd.	18	197
Mitsui O.S.K. Lines, Ltd.	3	76
Mizuho Bank, Ltd.	2	42
Mizuho Financial Group, Inc.	17	341
MonotaRO Co., Ltd.	2	18
MS&AD Insurance Group Holdings, Inc. (b)	9	156
Murata Manufacturing Co., Ltd. (b)	12	224
Nec Corporation	2	110
NEXON Co., Ltd.	2	40
NGK Insulators, Ltd.	2	26
Nidec Corporation	3	141
Nikon Corporation	2	24
Nintendo Co., Ltd.	7	378
Nippon Building Fund Inc.	—	44
Nippon Express Co., Ltd.	1	31
Nippon Paint Holdings Co., Ltd.	7	51
Nippon Prologis REIT, Inc.	—	29
Nippon Sanso Holdings Corporation	1	38
Nippon Steel Corporation (b)	6	157
Nippon Telegraph and Telephone Corporation	191	228
Nippon Yusen Kabushiki Kaisha (b)	3	91
Nissan Motor Co., Ltd. (b)	16	64
Nisshin Seifun Group Inc.	1	14
Nissin Chemical Corporation	1	38
Nissin Food Holdings Co., Ltd.	2	41
Niterra Co., Ltd.	1	46
Nitori Holdings Co., Ltd.	1	76
Nitto Denko Corporation	1	91
Nomura Holdings, Inc.	20	127
Nomura Real Estate Holdings, Inc.	1	20
Nomura Real Estate Master Fund, Inc.	—	31
Nomura Research Institute, Ltd.	3	79
NTT DATA Corporation	4	60
Obayashi Corporation	5	58
OBIC Co., Ltd.	1	76
Odakyu Electric Railway Co., Ltd. (b)	2	33
Oji Holdings Corporation	7	29
Olympus Corporation	8	112
OMRON Corporation	1	50
Ono Pharmaceutical Co., Ltd.	3	55
Open House Group Co., Ltd.	1	16
Oracle Corporation Japan	—	15
Oriental Land Co., Ltd.	7	231
ORIX Corporation	7	162
Osaka Gas Co., Ltd.	3	67
Otsuka Corporation	2	34
Otsuka Holdings Co., Ltd.	3	129
Pan Pacific International Holdings Corporation	4	96
Panasonic Holdings Corporation	16	152
Persol Holdings Co., Ltd.	13	18
Rakuten Group, Inc.	8	45
Recruit Holdings Co., Ltd.	10	450
Renesas Electronics Corporation	8	148
Resona Holdings, Inc.	16	100
Ricoh Company, Ltd. (b)	4	38
ROHM Co., Ltd.	2	39
SBI Holdings, Inc. (b)	2	47
SCSK Corporation	1	17
Secom Co., Ltd.	2	109
Sega Sammy Holdings, Inc.	1	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Seiko Epson Corporation. (b)	2	42
Sekisui Chemical Co., Ltd.	3	45
Sekisui House, Ltd.	4	80
Seven & I Holdings Co., Ltd.	16	238
SG Holdings Co., Ltd. (b)	2	30
Sharp Corporation (a)	2	8
Shimadzu Corporation	2	53
Shimano Inc.	1	90
Shimizu Corporation	2	15
Shin-Etsu Chemical Co., Ltd.	13	575
Shionogi & Co., Ltd.	2	102
Shiseido Company, Limited	3	74
SMC Corporation (b)	—	225
SoftBank Corp.	19	240
SoftBank Group Corp	6	388
Sojitz Corporation	1	39
Sompo Holdings, Inc.	6	133
Sony Group Corporation	8	693
Square Enix Holdings Co., Ltd.	—	15
Subaru Corporation.	4	82
SUMCO Corporation	2	34
Sumitomo Chemical Company, Limited (b)	11	24
Sumitomo Corporation	8	200
Sumitomo Electric Industries, Ltd.	5	81
Sumitomo Metal Mining Co., Ltd.	2	56
Sumitomo Mitsui Financial Group, Inc.	9	509
Sumitomo Mitsui Trust Bank, Limited	5	108
Sumitomo Realty & Development Co., ltd.	3	119
Suntory Beverage & Food Limited	1	30
Suzuki Motor Corporation	12	132
Sysmex Corporation	3	59
T&D Holdings, lnc.	3	54
Taisei Corporation	1	47
Taisho Pharmaceutical Holdings Co., Ltd.	—	17
Takeda Pharmaceutical Co Ltd (b)	10	290
TDK Corporation	2	118
Terumo Corporation	10	180
The Chiba Bank, Ltd.	5	42
The Kansai Electric Power Company, Incorporated	5	73
TIS Inc.	1	30
TOBU Railway Co., LTD.	1	35
Toho Co., Ltd.	1	20
Tokio Marine Holdings, Inc.	13	414
Tokyo Century Corporation	1	12
Tokyo Electric Power Company Holdings, Inc. (a)	5	33
Tokyo Electron Limited	3	784
Tokyo Gas Co., ltd.	3	57
Tokyu Corporation	4	45
Tokyu Fudosan Holdings Corporation (b)	5	38
TOPPAN Holdings Inc.	2	45
Toray Industries, Inc.	12	56
Tosoh Corporation	2	30
TOTO Ltd.	1	31
Toyo Suisan Kaisha, Ltd.	1	37
Toyota Industries Corporation (b)	1	125
Toyota Motor Corporation (b)	78	1,984
Toyota Tsusho Corporation	2	110
Trend Micro Incorporated	1	36
Unicharm Corporation	3	80
USS Co., Ltd.	3	25
Welcia Holdings Co., Ltd.	1	10
West Japan Railway Company	3	67
Yakult Honsha Co., Ltd.	2	31
Yamaha Corporation	1	11
Yamaha Motor Co., Ltd.	5	44
Yamato Holdings Co., Ltd.	2	24
Yaskawa Electric Corporation	2	77
Yokogawa Electric Corporation	2	37
Z Holdings Corporation	18	45
Zensho Holdings Co., Ltd.	1	25
ZOZO, Inc. (b)	1	15
		28,360
United Kingdom 3.7%
3I Group PLC	6	230
abrdn plc	15	27
Admiral Group PLC	2	63
Anglo American PLC	8	198
Ashtead Group Public Limited Company	3	203
Associated British Foods PLC	2	63
AstraZeneca PLC	10	1,375
Auto Trader Group PLC	6	57
Aviva PLC	18	113
B&M European Value Retail S.A.	6	40
BAE Systems PLC	20	338
Barclays PLC	90	208
Barratt Developments PLC	7	41
BP P.L.C.	113	709
British American Tobacco P.L.C.	15	447
BT Group PLC	38	53
Bunzl Public Limited Company	2	80
Burberry Group PLC	2	29
Carnival Corporation (a)	6	99
Centrica PLC	32	52
CNH Industrial N.V.	6	81
Coca-Cola Europacific Partners PLC	1	98
Compass Group PLC	11	335
Convatec Group PLC (c)	11	39
Croda International Public Limited Company	1	58
Diageo PLC	15	543
DS Smith PLC	9	46
Entain PLC	4	40
Experian PLC	6	269
Fiat Chrysler Automobiles N.V.	14	387
GSK PLC	27	584
Haleon PLC	37	154
Halma Public Limited Company	3	77
Hargreaves Lansdown PLC	2	17
Hikma Pharmaceuticals Public Limited Company	1	29
Hiscox Ltd.	2	37
Howden Joinery Group PLC	4	47
HSBC Holdings PLC	127	992
Imperial Brands PLC	6	134
Informa Jersey Limited	8	86
InterContinental Hotels Group PLC	1	116
Intermediate Capital Group PLC	2	51
Intertek Group Plc	1	73
J Sainsbury PLC	12	40
JD Sports Fashion PLC	18	31
Kingfisher PLC	10	32
Land Securities Group PLC	5	38
Legal & General Group PLC	38	123
Lloyds Banking Group PLC	400	261
London Stock Exchange Group PLC	3	337
M&G PLC	13	35
Melrose Industries PLC	8	68
Mondi PLC	3	54
National Grid PLC	24	325
NatWest Group PLC	33	110
Next PLC	1	90
NMC Health PLC (e)	1	—
Ocado Group PLC (a)	4	24
Pearson PLC	5	60
Pentair Public Limited Company	1	98
Persimmon Public Limited Company	2	37
Phoenix Group Holdings PLC	6	39
Prudential Public Limited Company	18	168
Reckitt Benckiser Group PLC	5	273
Relx PLC	12	538
Rentokil Initial PLC	17	104
Rightmove PLC	6	41
Rio Tinto PLC	7	443
Rolls-Royce PLC (a)	56	300
Schroders PLC	5	25
SEGRO Public Limited Company	7	82
Severn Trent PLC	2	47
Shell PLC - Class A	43	1,427
Smith & Nephew PLC	6	78
Smiths Group PLC	2	44
Spirax-Sarco Engineering PLC	1	65

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SSE PLC	7	153
St. James's Place PLC	4	22
Standard Chartered PLC	15	127
Taylor Wimpey PLC	26	44
Tesco PLC	46	172
The Berkeley Group Holdings PLC	1	51
The Sage Group PLC.	7	109
Unilever PLC	16	821
United Utilities PLC	5	60
Vodafone Group Public Limited Company	145	129
Weir Group PLC(The)	2	45
Whitbread PLC	1	44
Wise PLC - Class A (a)	5	53
WPP 2012 Limited	8	75
		16,060
Canada 3.0%
Agnico Eagle Mines Limited	3	193
Air Canada (a)	1	19
Alimentation Couche-Tard Inc.	5	284
AltaGas Ltd.	1	33
ARC Resources Ltd. (b)	4	80
Bank of Montreal	5	459
Bank of Nova Scotia, The (b)	8	405
Banque Nationale Du Canada	2	194
Barrick Gold Corporation	12	193
BCE Inc.	2	68
Brookfield Asset Management Ltd. - Class A	2	104
Brookfield Corporation - Class A	10	398
CAE Inc. (a)	2	43
Cameco Corporation	3	121
Canadian Apartment Properties Real Estate Investment Trust	1	17
Canadian Imperial Bank of Commerce (b)	6	308
Canadian National Railway Company	4	462
Canadian Natural Resources Limited	7	537
Canadian Pacific Kansas City Limited	6	538
Canadian Tire Corporation, Limited - Class A (b)	—	40
Canadian Utilities Limited - Class A	1	20
CCL Industries Inc. - Class B	1	42
Cenovus Energy Inc.	8	163
CGI Inc. - Class A (a)	1	153
Constellation Software Inc.	—	363
Dollarama Inc.	2	143
Emera Incorporated	2	60
Empire Company Limited - Class A	1	22
Enbridge Inc.	14	508
Fairfax Financial Holdings Limited	—	166
Finning International Inc.	1	32
FirstService Corporation	—	44
Fortis Inc.	3	126
Franco-Nevada Corporation	1	142
George Weston Limited	—	55
GFL Environmental Inc.	1	38
Gildan Activewear Inc. - Class A	1	48
Great-West Lifeco Inc.	2	58
Groupe WSP Global Inc.	1	141
Hydro One Limited	2	67
iA Societe Financiere Inc.	1	38
IGM Financial Inc.	1	13
Imperial Oil Limited	1	74
Intact Financial Corporation	1	185
Ivanhoe Mines Ltd - Class A (a) (b)	3	41
Keyera Corp.	2	44
Kinross Gold Corporation	8	50
Loblaw Companies Limited	1	111
Lululemon Athletica Canada Inc. (a)	1	290
Lundin Mining Corporation	5	48
Magna International Inc.	2	93
Manulife Financial Corporation	12	298
Metro Inc. - Class A	2	89
Nutrien Ltd.	3	172
Open Text Corporation	2	70
Pembina Pipeline Corporation	4	124
Power Corporation of Canada (b)	4	107
Quebecor Inc. - Class B	1	26
RB Global, Inc.	1	91
Restaurant Brands International Limited Partnership (b)	2	159
RioCan Real Estate Investment Trust	1	15
Rogers Communications Inc. - Class B	2	98
Royal Bank of Canada	9	939
Saputo Inc.	2	31
Shopify Inc. - Class A (a)	8	592
Sun Life Financial Inc.	4	213
Suncor Energy Inc.	8	310
TC Energy Corporation (b)	7	267
Teck Resources Limited - Class B	3	136
TELUS Corporation	3	48
TFI International Inc.	1	83
Thomson Reuters Corporation	1	153
TMX Group Limited	2	50
Toronto-Dominion Bank, The	12	727
Tourmaline Oil Corp	2	98
West Fraser Timber Co. Ltd.	—	34
Wheaton Precious Metals Corp.	3	141
		12,945
France 2.9%
Aeroports de Paris	—	30
Airbus SE	4	714
Amundi (c)	—	30
AXA	12	435
Biomerieux SA	—	34
BNP Paribas	7	493
Bollore SE	6	38
Bouygues	1	61
Bureau Veritas	2	63
Capgemini	1	246
Carrefour	4	61
Compagnie De Saint-Gobain	3	236
Compagnie Generale des Etablissements Michelin	4	171
Credit Agricole SA	8	118
Danone	4	277
Dassault Aviation	—	31
Dassault Systemes	5	203
Edenred	2	89
Eiffage	1	65
Engie	12	195
EssilorLuxottica	2	460
Eurofins Scientific SE	1	58
Getlink S.E.	2	39
Hermes International	—	577
IPSEN	—	29
Kering	—	177
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	3	714
Legrand	2	181
L'Oreal	2	759
LVMH Moet Hennessy Louis Vuitton	2	1,527
Orange	11	134
Pernod Ricard	1	213
Publicis Groupe SA	2	164
Safran	2	513
Sanofi	8	732
Sartorius Stedim Biotech	—	47
Schneider Electric SE	4	797
Societe d'exploitation Hoteliere	—	40
Societe Generale	5	131
Thales	1	97
TotalEnergies SE	15	1,007
Veolia Environnement-VE	4	132
VINCI	3	400
Vivendi SE	4	48
		12,566
Switzerland 2.1%
ABB Ltd - Class N	10	484
Alcon AG	3	255
Barry Callebaut AG - Class N	—	41
Chocoladefabriken Lindt & Sprungli AG - Class N	—	120
Coca-Cola HBC AG	1	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Compagnie Financiere Richemont SA	3	532
EMS-Chemie Holding AG	—	37
Geberit AG - Class N	—	131
Givaudan SA - Class N	—	262
Glencore PLC	62	340
Holcim AG	3	300
Julius Bar Gruppe AG - Class N	1	69
Kuhne & Nagel International AG	—	96
Lonza Group AG	—	290
Nestle S.A. - Class N	18	1,873
Novartis AG - Class N	14	1,317
Partners Group Holding AG	—	198
Roche Holding AG	—	48
Sandoz Group AG	3	80
Schindler Holding AG - Class N	—	36
SGS SA	1	97
Sika AG	1	318
Sonova Holding AG	—	92
Straumann Holding AG - Class N	1	112
Swiss Life Holding AG - Class N	—	132
Swiss Re AG	2	246
Swisscom AG - Class N	—	104
The Swatch Group AG	—	46
The Swatch Group AG - Class N	—	15
UBS Group AG	21	657
Zurich Insurance Group AG - Class N	1	517
		8,888
Germany 2.0%
Adidas AG - Class N	1	240
Allianz SE	3	777
BASF SE - Class N	6	327
Bayer Aktiengesellschaft - Class N	6	189
Bayerische Motoren Werke Aktiengesellschaft	2	235
Beiersdorf Aktiengesellschaft	1	102
Brenntag SE - Class N	1	72
Carl Zeiss Meditec AG	—	28
COMMERZBANK Aktiengesellschaft	7	94
Continental Aktiengesellschaft	1	52
Covestro AG (a) (c)	1	67
Daimler Truck Holding AG	3	165
Delivery Hero SE (a) (c)	1	36
Deutsche Bank Aktiengesellschaft - Class N	13	197
Deutsche Borse Aktiengesellschaft - Class N	1	252
Deutsche Lufthansa Aktiengesellschaft	4	32
Deutsche Post AG - Class N	6	264
Deutsche Telekom AG - Class N	23	552
DW Property Invest GmbH	—	4
E.ON SE - Class N	15	211
Evonik Industries AG	1	26
Fresenius SE & Co. KGaA	3	76
Hannover Ruck SE - Class N	—	104
Heidelberg Materials AG	1	98
Henkel AG & Co. KGaA	1	46
Infineon Technologies AG - Class N	9	291
Mercedes-Benz Group AG - Class N	5	423
MERCK Kommanditgesellschaft auf Aktien	1	144
MTU Aero Engines AG - Class N	—	94
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	439
Puma SE	1	33
Qiagen N.V. (a)	2	68
RWE Aktiengesellschaft	5	157
SAP SE	7	1,373
Siemens Aktiengesellschaft - Class N	5	894
Siemens Energy AG (a)	3	64
Siemens Healthineers AG (c)	2	106
Symrise AG	1	105
Talanx Aktiengesellschaft	—	28
Vonovia SE	5	155
		8,620
Australia 1.9%
Amcor Pty Ltd	9	87
Ampol Limited	1	26
ANZ Group Holdings Limited	20	376
Aristocrat Leisure Limited	5	126
ASX Limited	1	54
Atlas Arteria Limited	5	19
Atlassian Corporation - Class A (a)	1	178
Aurizon Holdings Limited	13	33
Australian Pipeline Trust	8	41
BHP Group Limited	34	974
BlueScope Steel Limited	2	37
Brambles Limited	9	94
Cochlear Limited	—	101
Coles Group Limited	9	103
Commonwealth Bank of Australia	11	874
Computershare Limited	4	63
CSL Limited	3	604
DEXUS Funds Management Limited	8	41
Endeavour Group Limited	9	31
Fortescue Ltd	11	177
Goodman Funding Pty Ltd	12	260
GPT Management Holdings Limited	13	40
IDP Education Limited (b)	2	26
IGO Limited	5	22
Incitec Pivot Limited	13	25
Insurance Australia Group Limited	16	66
Macquarie Group Limited	3	337
Medibank Private Limited	18	44
Mineral Resources Limited	1	54
Mirvac Limited	25	38
National Australia Bank Limited	21	470
Northern Star Resources Ltd	8	75
Orica Limited	3	34
Origin Energy Limited	10	62
Pilbara Minerals Limited (b)	19	46
Qantas Airways Limited (a)	5	19
QBE Insurance Group Limited	10	113
Ramsay Health Care Limited	1	49
REA Group Ltd	—	45
Reece Limited	2	40
Rio Tinto Limited	2	188
Santos Limited	21	108
Scentre Group Limited	38	83
SEEK Limited	2	27
Seven Group Holdings Limited (b)	1	24
Sonic Healthcare Limited	3	62
South32 Limited	30	59
Stockland Corporation Ltd	16	51
Suncorp Group Limited	9	92
Telstra Corporation Limited	27	69
The Lottery Corporation Limited	16	55
TPG Corporation Limited (b)	3	10
Transurban Holdings Limited	21	180
Treasury Wine Estates Limited	5	42
Vicinity Centres RE Ltd	26	36
Washington H. Soul Pattinson and Company Limited	2	36
Wesfarmers Limited	8	344
Westpac Banking Corporation	23	390
WiseTech Global Limited	1	68
Woodside Energy Group Ltd	13	252
Woolworths Group Limited	7	155
Worley Limited	2	23
		8,258
Netherlands 1.3%
Adyen N.V. (a) (c)	—	335
Aegon Ltd.	10	64
Akzo Nobel N.V.	1	81
ASM International N.V.	—	168
ASML Holding N.V.	3	2,525
DSM-Firmenich AG	1	168
Exor Nederland N.V.	1	69
HAL Trust	—	44
Heineken Holding N.V.	1	56
Heineken N.V.	2	183
ING Groep N.V.	22	368
JDE Peet's N.V.	—	9
Koninklijke Ahold Delhaize N.V.	6	171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Koninklijke KPN N.V.	21	80
Koninklijke Philips N.V.	5	108
NN Group N.V.	2	86
NXP Semiconductors N.V.	2	421
Prosus N.V. - Class N	10	302
Randstad N.V. (b)	1	35
STMicroelectronics N.V.	4	189
Wolters Kluwer N.V. - Class C	2	251
		5,713
Denmark 1.0%
A.P. Moller - Maersk A/S - Class A	—	18
A.P. Moller - Maersk A/S - Class B	—	38
Carlsberg A/S - Class B	1	70
Coloplast A/S - Class B (b)	1	114
Danske Bank A/S	4	124
Demant A/S (a)	—	20
DSV A/S	1	181
Genmab A/S (a)	—	134
Novo Nordisk A/S - Class B	22	2,882
Novozymes A/S - Class B	3	152
Orsted A/S (a) (c)	1	71
Pandora A/S	1	90
Tryg A/S	2	46
Vestas Wind Systems A/S (a)	7	190
		4,130
Sweden 0.9%
AB Sagax - Class B	1	30
Aktiebolaget Industrivarden - Class A	1	23
Aktiebolaget Industrivarden - Class C (b)	1	40
Aktiebolaget SKF - Class B (b)	3	52
Aktiebolaget Volvo - Class A	1	40
Aktiebolaget Volvo - Class B (b)	10	259
Alfa Laval AB (b)	2	80
Assa Abloy AB - Class B	7	198
Atlas Copco Aktiebolag - Class A	17	282
Atlas Copco Aktiebolag - Class B	10	144
Axfood AB	1	21
Boliden AB (a)	2	53
Castellum Aktiebolag (a) (b)	3	39
Epiroc Aktiebolag - Class A	4	80
Epiroc Aktiebolag - Class B	3	46
EQT AB (c)	4	142
Essity Aktiebolag (publ) - Class B (b)	4	99
Evolution AB (publ) (c)	1	155
Fastighets AB Balder - Class B (a)	5	33
G&L Beijer Ref AB - Class B (b)	3	41
Getinge AB - Class B (b)	1	30
H & M Hennes & Mauritz AB - Class B (b)	4	57
Hexagon Aktiebolag - Class B	14	162
Holmen Aktiebolag - Class B	—	12
Husqvarna Aktiebolag - Class B	3	24
Indutrade Aktiebolag	2	46
Investment Ab Latour - Class B	1	24
Investor Aktiebolag - Class A	4	96
Investor Aktiebolag - Class B	12	299
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	28
Lifco AB (Publ) - Class B	1	35
NIBE Industrier AB - Class B (b)	12	58
Nordnet AB	1	18
Saab AB - Class B	1	49
Sandvik Aktiebolag	7	155
Securitas AB - Class B (b)	3	36
Skandinaviska Enskilda Banken AB - Class A (b)	11	147
Skanska AB - Class B (b)	2	34
SSAB AB - Class A	2	12
SSAB AB - Class B	4	31
Svenska Cellulosa Aktiebolaget SCA - Class B	4	58
Svenska Handelsbanken AB - Class A (b)	10	98
Swedbank AB - Class A (b)	7	131
Swedish Orphan Biovitrum AB (Publ) (a)	2	38
Tele2 AB - Class B	3	27
Telefonaktiebolaget LM Ericsson - Class B (b)	22	116
Telia Company AB	17	44
Trelleborg AB - Class B	2	59
Volvo Cars AB - Class B (a) (b)	4	16
		3,797
Spain 0.7%
Acciona,S.A.	—	18
ACS, Actividades de Construccion y Servicios, S.A. (b)	1	63
AENA, S.M.E., S.A. (c)	—	94
Amadeus IT Holding, S.A. (c)	3	178
Banco Bilbao Vizcaya Argentaria, S.A.	37	445
Banco Santander, S.A.	102	498
CaixaBank, S.A. (b)	26	124
Cellnex Telecom, S.A. (c)	4	138
Corporacion Acciona Energias Renovables, S.A. (b)	—	8
Endesa, S.A.	2	41
Ferrovial SE	3	127
Iberdrola, Sociedad Anonima	38	470
Industria de Diseno Textil, S.A.	7	368
Naturgy Energy Group, S.A. (b)	1	23
Redeia Corporacion SA	2	36
Repsol SA.	8	129
Telefonica, S.A.	35	154
		2,914
Italy 0.7%
A2a S.P.A.	11	19
Amplifon S.p.A	1	21
Assicurazioni Generali Societa' Per Azioni	7	176
Banca Mediolanum SpA	2	18
Banco BPM Societa' Per Azioni (b)	10	68
Buzzi S.P.A.	—	16
Davide Campari-Milano N.V.	4	36
DiaSorin S.p.A.	—	15
Enel S.p.A	51	336
Eni S.p.A.	14	230
Ferrari N.V.	1	351
Finecobank Banca Fineco SPA (b)	4	61
Hera S.p.A.	5	19
Infrastrutture Wireless Italiane S.p.A. (c)	2	25
Intesa Sanpaolo SPA	106	383
Leonardo S.p.A.	3	69
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	4	57
Moncler S.p.A.	1	97
Nexi S.p.A. (a)	4	22
Pirelli & C. S.p.A. (c)	3	18
Poste Italiane SPA (c)	3	39
Prysmian S.p.A.	2	101
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	42
Snam S.P.A.	14	65
Telecom Italia SPA (b)	79	19
Terna – Rete Elettrica Nazionale S.p.A.	9	75
UniCredit S.p.A.	11	411
UnipolSai Assicurazioni S.p.A.	3	9
		2,798
Ireland 0.6%
DCC Public Limited Company	1	37
Kerry Group Public Limited Company - Class A	1	93
Kingspan Group Public Limited Company	1	92
Linde Public Limited Company	3	1,487
Medtronic, Inc.	9	765
Smurfit Kappa Funding Designated Activity Company	1	68
Steris Public Limited Company	1	144
		2,686
Hong Kong 0.4%
AIA Group Limited	76	513
Budweiser Brewing Company APAC Limited (c)	13	19
CK Asset Holdings Limited	13	56
CK Hutchison Holdings Limited	18	87
CK Infrastructure Holdings Limited	2	12
CLP Holdings Limited	11	92
ESR Group Limited (c)	18	19
Galaxy Entertainment Group Limited	14	70
Hang Lung Properties Limited	14	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Hang Seng Bank, Limited	4	49
Henderson Land Development Company Limited	9	27
HKT Trust	17	20
Hong Kong And China Gas Company Limited -The-	76	57
Hong Kong Exchanges and Clearing Limited	8	235
Jardine Matheson Holdings Limited	1	52
Link Real Estate Investment Trust	18	75
MTR Corporation Limited	11	36
Power Assets Holdings Limited	9	56
Sino Land Company Limited	12	12
Sun Hung Kai Properties Limited	12	121
Swire Pacific Limited - Class A	3	22
Swire Pacific Limited - Class B	10	13
Swire Properties Limited	8	17
Techtronic Industries Company Limited	9	129
The Wharf (Holdings) Limited (b)	4	13
WH Group Limited (c)	52	34
Wharf Real Estate Investment Company Limited	11	36
		1,887
Singapore 0.3%
Capitaland Ascendas REIT	23	47
Capitaland Group Pte. Ltd.	33	49
Capitaland Investment Limited	17	33
City Developments Limited	4	16
DBS Group Holdings Ltd	12	320
Flex Ltd. (a)	3	85
Genting Singapore Limited	41	27
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited	1	13
Keppel Ltd.	9	49
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	13	12
Oversea-Chinese Banking Corporation Limited	22	217
Singapore Airlines Limited (b)	9	41
Singapore Exchange Limited	6	41
Singapore Technologies Engineering Ltd	10	31
Singapore Telecommunications Limited	47	89
United Overseas Bank Limited	9	200
UOL Group Limited	3	13
Wilmar International Limited	14	36
		1,327
Finland 0.3%
Elisa Oyj	1	43
Fortum Oyj (b)	3	36
Huhtamaki Oyj	1	27
Kesko Oyj - Class A	1	12
Kesko Oyj - Class B	2	35
Kone Corporation - Class B	2	111
Metso Oyj	4	53
Neste Oyj	3	80
Nokia Oyj	34	119
Nordea Bank Abp (b)	22	244
Orion Oyj - Class A	—	8
Orion Oyj - Class B	—	15
Sampo Oyj - Class A	3	128
Stora Enso Oyj - Class R	4	56
UPM-Kymmene Oyj	4	120
Wartsila Oyj Abp	4	54
		1,141
Belgium 0.2%
Ackermans	—	26
Ageas SA/NV	1	47
Anheuser-Busch InBev	6	374
argenx SE (a)	—	151
Azelis Group	1	16
Colruyt Group	—	17
D'Ieteren Group	—	31
Elia Group	—	20
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	40
KBC Groep	2	139
Sofina (b)	—	22
Solvay (b)	1	14
UCB	1	93
Umicore	1	29
Warehouses De Pauw	1	27
		1,046
Norway 0.2%
Aker ASA	—	9
Aker BP ASA	2	51
Autostore Holdings Ltd (a) (c)	2	4
DNB Bank ASA	5	108
Equinor ASA	6	166
Gjensidige Forsikring ASA	1	20
Kongsberg Gruppen ASA	1	42
Mowi ASA	3	59
Norsk Hydro ASA	9	49
Orkla ASA	6	39
SalMar ASA	—	24
Schibsted ASA - Class A	—	14
Schibsted ASA - Class B	1	19
Storebrand ASA	3	29
Telenor ASA	5	51
Var Energi ASA	4	14
Yara International ASA	1	33
		731
Israel 0.1%
Azrieli Group Ltd.	—	18
Bank Hapoalim Ltd	9	80
Bank Leumi Le-Israel B.M.	10	82
Bezeq Israel Communications Company Ltd	14	18
Elbit Systems Ltd.	—	34
Icl Group Ltd	5	28
Israel Discount Bank Limited	8	40
Mizrahi Tefahot Bank Ltd	1	35
Nice Ltd (a)	—	101
Teva Pharmaceutical Industries Ltd (a)	8	107
		543
Brazil 0.1%
MercadoLibre, Inc. (a)	—	484
Poland 0.1%
Allegro.eu (a) (c)	4	35
Bank Polska Kasa Opieki - Spolka Akcyjna	1	66
Dino Polska Spolka Akcyjna (a) (c)	—	30
ING Bank Slaski Spolka Akcyjna	—	19
KGHM Polska Miedz Spolka Akcyjna	1	25
LPP Spolka Akcyjna	—	31
Orlen S A	4	64
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	82
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	44
Santander Bank Polska Spolka Akcyjna	—	31
		427
Austria 0.1%
Andritz AG (b)	—	30
BAWAG Group AG (c)	—	30
Erste Group Bank AG	2	102
EVN AG (b)	—	10
OMV Aktiengesellschaft (b)	1	46
Raiffeisen Bank International AG (b)	1	18
Telekom Austria Aktiengesellschaft	1	8
Verbund AG (b)	—	30
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	11
voestalpine AG (b)	1	20
		305
New Zealand 0.1%
Auckland International Airport Limited	9	44
Contact Energy Limited	5	27
Fisher & Paykel Healthcare Corporation Limited	4	63
Mercury NZ Limited	4	9
Meridian Energy Limited	9	33
Spark New Zealand Limited	14	39
		215
Portugal 0.1%
EDP - Energias de Portugal, S.A.	20	77
EDP Renovaveis, S.A.	2	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Galp Energia, SGPS, S.A.	3	54
Jeronimo Martins, SGPS, S.A.	2	36
		190
Luxembourg 0.0%
ArcelorMittal	4	100
Tenaris S.A.	2	48
		148
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	133
Mexico 0.0%
Fresnillo PLC	1	6
Southern Copper Corporation	1	64
		70
Chile 0.0%
Antofagasta PLC	2	61
Macau 0.0%
Sands China Ltd. (a)	16	45
Zambia 0.0%
First Quantum Minerals Ltd	4	43
China 0.0%
Wuxi Biologics Cayman Inc (a) (c)	23	42
Russian Federation 0.0%
Evraz PLC (a) (c) (e)	3	—
Total Common Stocks (cost $250,800)		423,314
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	72
Roche Holding AG	5	1,167
Schindler Holding AG	—	69
		1,308
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	38
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	70
Henkel AG & Co. KGaA (f)	1	87
Porsche Automobil Holding SE (f)	1	54
Sartorius Aktiengesellschaft	—	67
Volkswagen Aktiengesellschaft (f)	1	182
		498
Italy 0.0%
Telecom Italia SPA	39	10
Total Preferred Stocks (cost $1,901)		1,816
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.19% (d) (g)	4,027	4,027
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (d) (g)	525	525
Total Short Term Investments (cost $4,552)		4,552
Total Investments 99.8% (cost $257,253)		429,682
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.2%		805
Total Net Assets 100.0%		430,485

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,852	12,395	12,220	42	—	—	4,027	0.9
JNL Government Money Market Fund, 5.29% - Class SL	635	2,759	2,869	3	—	—	525	0.1
The Bank of New York Mellon Corporation	261	—	—	2	—	27	288	0.1
	4,748	15,154	15,089	47	—	27	4,840	1.1

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	02/28/19	339	335	0.1
AENA, S.M.E., S.A.	09/22/17	89	94	—
Allegro.eu	06/18/21	54	35	—
Amadeus IT Holding, S.A.	09/22/17	182	178	0.1
Amundi	11/30/17	38	30	—
Autostore Holdings Ltd	12/17/21	7	4	—
BAWAG Group AG	04/23/21	24	30	—
Budweiser Brewing Company APAC Limited	10/15/19	48	19	—
Cellnex Telecom, S.A.	05/28/19	166	138	—
Convatec Group PLC	04/23/21	31	39	—
Covestro AG	09/22/17	116	67	—
Delivery Hero SE	05/31/18	96	36	—
Dino Polska Spolka Akcyjna	06/18/21	22	30	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	05/29/20	117	142	0.1
ESR Group Limited	11/30/20	56	19	—
Evolution AB (publ)	05/29/20	96	155	0.1
Evraz PLC	05/28/19	25	—	—
Infrastrutture Wireless Italiane S.p.A.	05/29/20	24	25	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	12	—
Orsted A/S	09/22/17	71	71	—
Pirelli & C. S.p.A.	04/23/21	18	18	—
Poste Italiane SPA	09/22/17	23	39	—
Siemens Healthineers AG	06/18/21	98	106	—
TE Connectivity Ltd.	09/22/17	160	282	0.1
WH Group Limited	09/22/17	43	34	—
Wuxi Biologics Cayman Inc	12/17/21	243	42	—
		2,209	1,980	0.5

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	11	June 2024	EUR	547	1	8
FTSE 100 Index	2	June 2024	GBP	157	1	4
S&P 500 Index	14	June 2024		3,654	—	62
S&P/ASX 200 Index	2	June 2024	AUD	390	1	5
S&P/TSX 60 Index	1	June 2024	CAD	266	1	2
TOPIX Index	2	June 2024	JPY	54,623	(1)	2
					3	83

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SCB	06/20/24	AUD	7	5	—
CAD/USD	MSC	06/20/24	CAD	202	149	—
EUR/USD	UBS	06/20/24	EUR	152	165	(1)
JPY/USD	BOA	06/20/24	JPY	36,736	246	(4)
USD/GBP	HSB	06/20/24	GBP	(27)	(35)	—
					530	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	313,640	109,674	—	423,314
Preferred Stocks	—	1,816	—	1,816
Warrants	—	—	—	—
Short Term Investments	4,552	—	—	4,552
	318,192	111,490	—	429,682
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	83	—	—	83
Open Forward Foreign Currency Contracts	—	—	—	—
	83	—	—	83
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.9%
Industrials 20.3%
AGCO Corporation	90	11,041
Alaska Air Group, Inc. (a)	147	6,301
Allegion Public Limited Company	108	14,514
Avis Budget Group, Inc.	46	5,685
Delta Air Lines, Inc.	308	14,720
Dun & Bradstreet Holdings, Inc.	801	8,041
Eaton Corporation Public Limited Company	34	10,547
GFL Environmental Inc.	342	11,805
Howmet Aerospace Inc.	359	24,584
Ingersoll Rand Inc.	110	10,403
ITT Inc.	120	16,292
J.B. Hunt Transport Services, Inc.	63	12,482
Jacobs Solutions Inc.	95	14,559
Johnson Controls International Public Limited Company	304	19,854
KBR, Inc.	312	19,867
Knight-Swift Transportation Holdings Inc. - Class A	168	9,237
L3Harris Technologies, Inc.	67	14,274
Leidos Holdings, Inc.	200	26,253
Masco Corporation	196	15,451
Norfolk Southern Corporation	47	11,984
PACCAR Inc	106	13,144
Pentair Public Limited Company	81	6,951
Quanta Services, Inc.	54	14,079
Regal Rexnord Corporation	102	18,362
Republic Services, Inc.	57	11,000
Sensata Technologies Holding PLC	253	9,305
Stanley Black & Decker, Inc.	113	11,064
TransUnion	132	10,499
Westinghouse Air Brake Technologies Corporation	175	25,544
XPO, Inc. (a)	132	16,130
		413,972
Financials 18.3%
American International Group, Inc.	236	18,434
Assurant, Inc.	102	19,155
Cboe Global Markets, Inc.	48	8,835
Columbia Banking System, Inc.	406	7,859
Corebridge Financial, Inc.	545	15,668
Discover Financial Services	98	12,844
East West Bancorp, Inc.	199	15,707
Equitable Holdings, Inc.	595	22,625
Evercore Inc. - Class A	96	18,514
Everest Re Group, Ltd.	32	12,699
Fidelity National Information Services, Inc.	199	14,772
Global Payments Inc.	111	14,800
Hanover Insurance Group Inc, The	76	10,402
M&T Bank Corporation	123	17,891
Northern Trust Corporation	205	18,246
Prosperity Bancshares, Inc.	136	8,961
Raymond James Financial, Inc.	180	23,169
Regions Financial Corporation	725	15,250
SLM Corporation	748	16,300
The Hartford Financial Services Group, Inc.	315	32,461
TPG Inc. - Class A	319	14,274
Voya Financial, Inc.	210	15,557
Willis Towers Watson Public Limited Company	72	19,694
		374,117
Consumer Discretionary 10.2%
Aptiv PLC (a)	178	14,149
Aramark Services, Inc.	455	14,785
Brunswick Corporation	167	16,072
Darden Restaurants, Inc.	37	6,206
Hyatt Hotels Corporation - Class A	90	14,331
International Game Technology PLC	398	8,985
LKQ Corporation	459	24,488
Mattel, Inc. (a)	587	11,634
Newell Brands Inc.	798	6,405
PVH Corp.	131	18,417
Ross Stores, Inc.	98	14,449
Skechers U.S.A., Inc. - Class A (a)	249	15,249
The Wendy's Company	432	8,131
Toll Brothers, Inc.	241	31,133
V.F. Corporation	281	4,304
		208,738
Materials 9.0%
Ashland Inc.	156	15,168
Avery Dennison Corporation	64	14,321
Berry Global Group, Inc.	244	14,749
Corteva, Inc.	338	19,489
Crown Holdings, Inc.	140	11,130
Dow Inc.	170	9,826
DuPont de Nemours, Inc.	235	18,027
Eastman Chemical Company	206	20,595
Graphic Packaging Holding Company	699	20,390
International Flavors & Fragrances Inc.	144	12,409
Legacy Vulcan Corp.	52	14,258
WestRock Company	284	14,021
		184,383
Health Care 7.5%
Agilent Technologies, Inc.	95	13,861
Biogen Inc. (a)	39	8,477
Cencora, Inc.	110	26,750
Humana Inc.	22	7,727
Icon Public Limited Company (a)	46	15,335
Laboratory Corporation of America Holdings	44	9,553
Organon & Co.	355	6,683
Revvity, Inc.	85	8,902
Steris Public Limited Company	58	13,039
Teleflex Incorporated	39	8,914
Universal Health Services, Inc. - Class B	116	21,077
Zimmer Biomet Holdings, Inc.	92	12,206
		152,524
Utilities 7.2%
Alliant Energy Corporation	299	15,049
Atmos Energy Corporation	86	10,256
CenterPoint Energy, Inc.	435	12,395
CMS Energy Corporation	279	16,848
Edison International	149	10,548
PG&E Corporation	1,477	24,761
Pinnacle West Capital Corporation	176	13,175
Public Service Enterprise Group Incorporated	264	17,621
Sempra	187	13,454
The AES Corporation	682	12,229
		146,336
Information Technology 7.1%
Check Point Software Technologies Ltd (a)	52	8,512
Corning Incorporated	406	13,377
Flex Ltd. (a)	653	18,683
Marvell Technology, Inc.	240	17,010
Motorola Solutions, Inc.	48	16,957
NXP Semiconductors N.V.	71	17,630
On Semiconductor Corporation (a)	161	11,836
Skyworks Solutions, Inc.	96	10,397
TE Connectivity Ltd. (b)	96	13,943
Zebra Technologies Corporation - Class A (a)	52	15,729
		144,074
Energy 7.1%
Chesapeake Energy Corporation	181	16,109
Diamondback Energy, Inc.	130	25,775
Halliburton Company	283	11,167
Permian Resources Corporation - Class A	794	14,018
Pioneer Natural Resources Company	58	15,202
Plains GP Holdings, L.P. - Class A (a)	792	14,451
Targa Resources Corp.	182	20,352
TechnipFMC PLC	353	8,876
Valero Energy Corporation	105	17,902
		143,852
Real Estate 6.7%
Brixmor Property Group Inc.	615	14,421
Essex Property Trust, Inc.	53	13,027
Extra Space Storage Inc.	131	19,313
Host Hotels & Resorts, Inc.	597	12,338
Jones Lang LaSalle Incorporated (a)	55	10,636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Mid-America Apartment Communities, Inc.	97	12,804
STAG Industrial, Inc.	268	10,317
Sun Communities, Inc.	119	15,267
VICI Properties Inc.	571	17,012
W.P. Carey Inc.	213	12,030
		137,165
Consumer Staples 5.0%
Albertsons Companies, Inc. - Class A	462	9,896
BJ's Wholesale Club Holdings, Inc. (a)	138	10,443
Coca-Cola Europacific Partners PLC	201	14,063
Dollar General Corporation	79	12,305
General Mills, Inc.	129	9,044
Ingredion Incorporated	137	15,975
Kenvue Inc.	662	14,208
US Foods Holding Corp. (a)	299	16,161
		102,095
Communication Services 0.5%
Electronic Arts Inc.	76	10,121
Total Common Stocks (cost $1,496,280)		2,017,377
PREFERRED STOCKS 0.4%
Consumer Staples 0.4%
Henkel AG & Co. KGaA (c)	104	8,359
Total Preferred Stocks (cost $9,167)		8,359
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	11,849	11,849
Total Short Term Investments (cost $11,849)		11,849
Total Investments 99.9% (cost $1,517,296)		2,037,585
Other Assets and Liabilities, Net 0.1%		1,975
Total Net Assets 100.0%		2,039,560

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	24,710	62,350	75,211	237	—	—	11,849	0.6
JNL Government Money Market Fund, 5.29% - Class SL	—	—	—	3	—	—	—	—
	24,710	62,350	75,211	240	—	—	11,849	0.6

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/17	9,854	13,943	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,017,377	—	—	2,017,377
Preferred Stocks	—	8,359	—	8,359
Short Term Investments	11,849	—	—	11,849
	2,029,226	8,359	—	2,037,585

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 91.4%
Financials 82.3%
3I Group PLC	27	964
Alaris Royalty Corp. (a)	5	63
Antin Infrastructure Partners	9	124
Ares Management Corporation - Class A	3	384
Blackstone Inc. - Class A	11	1,452
Blue Owl Capital Inc. - Class A	18	344
Bridgepoint Group PLC (a)	77	252
Chrysalis Investments Limited (b)	44	47
Compass Diversified Holdings	10	230
Creades AB (publ) - Class A	7	50
Deutsche Beteiligungs AG	2	51
EQT AB (a)	10	330
Eurazeo	3	295
GCM Grosvenor Inc. - Class A	8	76
Gimv	4	190
Hamilton Lane Incorporated - Class A	3	363
Integral Corporation	3	67
Intermediate Capital Group PLC	19	491
IP Group PLC	201	121
JAFCO Group Co., Ltd.	12	154
K.K.R. Co., Inc. - Class A	14	1,413
Kinnevik AB - Class B (b)	21	230
MA Financial Group Limited	24	75
Molten Ventures PLC (b)	31	92
Mutares SE & Co. KGaA	3	137
ONEX Corporation	5	368
Partners Group Holding AG	1	814
Patria Investments Ltd - Class A	10	152
Polar Capital Holdings PLC	10	58
Ratos AB - Class B	48	159
SBI Holdings, Inc.	12	323
StepStone Group Inc. - Class A	7	244
T. Rowe Price Group, Inc.	3	327
The Carlyle Group, Inc.	11	534
TPG Inc. - Class A	4	199
Vinci Partners Investimentos Ltda - Class A	4	48
VNV Global AB (publ) (b)	21	40
Wendel	3	254
		11,515
Industrials 4.7%
Ackermans	2	301
Investment Ab Latour - Class B	12	314
Italmobiliare S.p.A.	1	41
		656
Real Estate 2.0%
DigitalBridge Group, Inc. - Class A	15	286
Health Care 1.1%
Puretech Health PLC (b) (c)	55	156
Communication Services 1.1%
Stagwell, Inc. - Class A (b)	25	153
Consumer Discretionary 0.2%
BEENOS Inc.	3	34
Total Common Stocks (cost $9,955)		12,800
INVESTMENT COMPANIES 8.7%
3I Infrastructure PLC	51	209
Caledonia Investments PLC	2	72
HBM Healthcare Investments AG	—	66
HgCapital Trust PLC	41	243
ICG Enterprise Trust PLC	5	74
NB Private Equity Partners Limited	3	68
Oakley Capital Investments Limited	12	72
Pantheon International PLC	35	142
Princess Private Equity Holding Limited	4	42
RIT Capital Partners PLC	7	157
Syncona Limited	48	74
Total Investment Companies (cost $1,192)		1,219
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	162	162
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	45	45
Total Short Term Investments (cost $207)		207
Total Investments 101.6% (cost $11,354)		14,226
Other Assets and Liabilities, Net (1.6)%		(230)
Total Net Assets 100.0%		13,996

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	4	505	464	—	—	—	45	0.3
JNL Government Money Market Fund, 5.29% - Class SL	344	387	569	5	—	—	162	1.2
	348	892	1,033	5	—	—	207	1.5

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	12/15/23	62	63	0.4
Bridgepoint Group PLC	03/17/23	207	252	1.8
EQT AB	03/17/23	226	330	2.4
		495	645	4.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	SCB	04/02/24	CHF	3	3	—
EUR/USD	MSC	04/02/24	EUR	5	5	—
GBP/USD	MSC	04/02/24	GBP	7	8	—
SEK/CHF	RBC	04/02/24	CHF	—	—	—
SEK/USD	RBC	04/02/24	SEK	40	4	—
					20	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	6,197	5,318	—	11,515
Industrials	—	656	—	656
Real Estate	286	—	—	286
Health Care	—	156	—	156
Communication Services	153	—	—	153
Consumer Discretionary	—	34	—	34
Investment Companies	—	1,219	—	1,219
Short Term Investments	207	—	—	207
	6,843	7,383	—	14,226
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 97.5%
Information Technology 31.1%
Accenture Public Limited Company - Class A	11	3,864
Adobe Inc. (a)	8	4,054
Advanced Micro Devices, Inc. (a)	29	5,171
Akamai Technologies, Inc. (a)	3	296
ANSYS, Inc. (a)	2	530
Applied Materials, Inc.	15	3,052
Bentley Systems, Incorporated - Class B	1	76
Cadence Design Systems, Inc. (a)	5	1,503
CDW Corp.	2	613
Cisco Systems, Inc.	72	3,608
Cognizant Technology Solutions Corporation - Class A	9	654
Dell Technologies Inc. - Class C	3	323
Flex Ltd. (a)	8	220
Hewlett Packard Enterprise Company	23	406
HP, Inc.	15	466
International Business Machines Corporation	16	3,089
Jabil Inc.	2	306
Juniper Networks, Inc.	6	206
Keysight Technologies, Inc. (a)	3	485
Lam Research Corporation	2	2,262
Microsoft Corporation	93	39,335
Motorola Solutions, Inc.	3	1,045
NetApp, Inc.	4	386
NVIDIA Corporation	42	38,225
Oracle Corporation	28	3,558
Palo Alto Networks, Inc. (a)	6	1,591
Qualcomm Incorporated	20	3,349
Salesforce, Inc.	17	5,010
Seagate Technology Holdings Public Limited Company	4	341
Synopsys, Inc. (a)	3	1,494
TD SYNNEX Corporation	1	106
TE Connectivity Ltd. (b)	5	770
Trimble Inc. (a)	4	271
Twilio Inc. - Class A (a)	3	180
Western Digital Corporation (a)	5	366
Zebra Technologies Corporation - Class A (a)	1	275
		127,486
Financials 14.0%
AFLAC Incorporated	9	813
American Express Company	10	2,323
AON Public Limited Company - Class A	4	1,181
Arthur J. Gallagher & Co.	4	953
Berkshire Hathaway Inc. - Class B (a)	32	13,547
BlackRock, Inc.	3	2,122
Brown & Brown, Inc.	4	363
Capital One Financial Corporation	6	965
CME Group Inc. - Class A	6	1,368
Discover Financial Services	4	580
Everest Re Group, Ltd.	1	309
FactSet Research Systems Inc.	1	310
Fifth Third Bancorp	11	412
Franklin Resources, Inc.	5	143
Global Payments Inc.	4	563
Globe Life Inc.	2	194
Huntington Bancshares Incorporated	25	346
Intercontinental Exchange, Inc.	10	1,398
MarketAxess Holdings Inc.	1	142
Marsh & Mclennan Companies, Inc.	9	1,797
MetLife, Inc.	11	801
Moody's Corporation	3	1,103
Morgan Stanley	22	2,120
MSCI Inc. - Class A	1	790
Nasdaq, Inc.	7	445
PayPal Holdings, Inc. (a)	19	1,286
Principal Financial Group, Inc.	4	358
Prudential Financial, Inc.	6	757
Regions Financial Corporation	17	354
S&P Global Inc.	6	2,372
State Street Corporation	5	419
Synchrony Financial	7	303
T. Rowe Price Group, Inc.	4	488
The Allstate Corporation	5	804
The Bank of New York Mellon Corporation (c)	13	773
The Carlyle Group, Inc.	4	173
The Hartford Financial Services Group, Inc.	5	514
The PNC Financial Services Group, Inc.	7	1,146
The Progressive Corporation	10	2,147
The Travelers Companies, Inc.	4	924
Truist Financial Corporation	24	918
Unum Group	4	192
Visa Inc. - Class A	28	7,831
Willis Towers Watson Public Limited Company	2	509
		57,356
Health Care 13.7%
Agilent Technologies, Inc.	5	729
Align Technology, Inc. (a)	1	442
Amgen Inc.	9	2,700
Avantor, Inc. (a)	12	302
Biogen Inc. (a)	3	554
BioMarin Pharmaceutical Inc. (a)	3	289
Bio-Rad Laboratories, Inc. - Class A (a)	—	136
Bio-Techne Corporation	3	190
Bristol-Myers Squibb Company	36	1,953
Bruker Corporation	2	153
Cardinal Health, Inc.	4	490
Cencora, Inc.	3	678
Centene Corporation (a)	10	747
Charles River Laboratories International, Inc. (a)	1	226
Chemed Corporation	—	177
CVS Health Corporation	23	1,814
Danaher Corporation	12	3,002
Edwards Lifesciences Corporation (a)	11	1,025
Elevance Health, Inc.	4	2,053
Gilead Sciences, Inc.	22	1,617
Henry Schein, Inc. (a)	2	168
Humana Inc.	2	712
IDEXX Laboratories, Inc. (a)	1	797
Intuitive Surgical, Inc. (a)	6	2,359
IQVIA Holdings Inc (a)	3	819
Jazz Pharmaceuticals Public Limited Company (a)	1	128
Laboratory Corporation of America Holdings	2	332
McKesson Corporation	2	1,255
Medtronic, Inc.	24	2,061
Merck & Co., Inc.	45	5,941
Mettler-Toledo International Inc. (a)	—	515
Quest Diagnostics Incorporated	2	263
Regeneron Pharmaceuticals, Inc. (a)	2	1,836
ResMed Inc.	3	512
Revvity, Inc.	2	235
The Cigna Group	5	1,801
The Cooper Companies, Inc.	4	361
Thermo Fisher Scientific Inc.	7	3,986
UnitedHealth Group Incorporated	16	8,115
Veeva Systems Inc. - Class A (a)	3	607
Vertex Pharmaceuticals Incorporated (a)	5	1,918
Waters Corporation (a)	1	366
West Pharmaceutical Services, Inc.	1	497
Zoetis Inc. - Class A	8	1,386
		56,247
Consumer Discretionary 10.2%
Airbnb, Inc. - Class A (a)	7	1,203
Aptiv PLC (a)	5	394
AutoZone, Inc. (a)	—	961
Best Buy Co., Inc.	3	273
Booking Holdings Inc.	1	2,213
BorgWarner Inc.	4	142
Burlington Stores, Inc. (a)	1	247
CarMax, Inc. (a)	3	251
Carnival Corporation (a)	17	274
Chipotle Mexican Grill, Inc. (a)	—	1,296
D.R. Horton, Inc.	5	900
Darden Restaurants, Inc.	2	359
Deckers Outdoor Corporation (a)	—	429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Doordash, Inc. - Class A (a)	5	667
eBay Inc.	9	495
ETSY, Inc. (a)	2	141
Expedia Group, Inc. (a)	2	323
Five Below, Inc. (a)	1	167
Floor & Decor Holdings, Inc. - Class A (a)	2	239
Genuine Parts Company	2	379
Hilton Worldwide Holdings Inc.	4	900
Home Depot, Inc. , The	18	6,780
Las Vegas Sands Corp.	5	280
Lennar Corporation - Class A	4	759
Lennar Corporation - Class B	—	27
LKQ Corporation	5	255
Lowe`s Companies, Inc.	10	2,610
Lucid Group, Inc. (a) (d)	14	39
Lululemon Athletica Canada Inc. (a)	2	768
Marriott International, Inc. - Class A	4	1,118
McDonald's Corporation	13	3,618
MercadoLibre, Inc. (a)	1	1,302
Nike, Inc. - Class B	21	1,968
NVR, Inc. (a)	—	454
O'Reilly Automotive, Inc. (a)	1	1,175
Penske Automotive Group, Inc.	—	52
Pool Corporation	1	269
PulteGroup, Inc.	4	466
Ross Stores, Inc.	6	821
Royal Caribbean Cruises Ltd. (a)	4	575
Service Corporation International	3	198
Starbucks Corporation	20	1,849
TJX Companies, Inc., The	20	2,054
Tractor Supply Company	2	499
Ulta Beauty, Inc. (a)	1	441
Williams-Sonoma, Inc.	1	348
Yum! Brands, Inc.	5	696
		41,674
Industrials 8.7%
AGCO Corporation	1	145
Allegion Public Limited Company	2	210
Automatic Data Processing, Inc.	7	1,826
Booz Allen Hamilton Holding Corporation - Class A	2	323
C.H. Robinson Worldwide, Inc.	2	163
Carlisle Companies Incorporated	1	337
Carrier Global Corporation	15	863
Cintas Corporation	2	1,065
CNH Industrial N.V.	16	210
Copart, Inc. (a)	15	856
CSX Corporation	35	1,301
Cummins Inc.	2	715
Deere & Company	5	1,879
Delta Air Lines, Inc.	11	551
Eaton Corporation Public Limited Company	7	2,222
Emerson Electric Co.	10	1,144
Expeditors International of Washington, Inc. - Class A	3	311
Fastenal Company	10	775
FedEx Corporation	4	1,217
Ferguson Holdings Limited	4	790
Illinois Tool Works Inc.	5	1,429
Ingersoll Rand Inc.	7	645
J.B. Hunt Transport Services, Inc.	1	273
Johnson Controls International Public Limited Company	12	794
Knight-Swift Transportation Holdings Inc. - Class A	3	145
Lennox International Inc.	1	282
Masco Corporation	4	311
Norfolk Southern Corporation	4	1,020
Old Dominion Freight Line, Inc.	3	735
Otis Worldwide Corporation	7	716
Owens Corning	2	269
Paychex, Inc.	6	698
Republic Services, Inc.	4	692
Robert Half Inc.	2	156
Rockwell Automation, Inc.	2	591
Rollins, Inc.	5	244
Toro Company, The	2	155
Trane Technologies Public Limited Company	4	1,214
TransUnion	3	256
U-Haul Holding Company (a)	—	8
Union Pacific Corporation	11	2,655
United Parcel Service, Inc. - Class B	13	1,912
United Rentals, Inc.	1	870
Verisk Analytics, Inc.	3	611
Waste Management, Inc.	6	1,387
Watsco, Inc.	1	263
Xylem Inc.	4	547
		35,781
Communication Services 5.4%
AT&T Inc.	127	2,237
Comcast Corporation - Class A	70	3,047
Electronic Arts Inc.	4	569
Former Charter Communications Parent, Inc. - Class A (a)	2	529
Fox Corporation - Class A	5	141
Fox Corporation - Class B	2	70
Liberty Broadband Corporation - Series A (a)	—	26
Liberty Broadband Corporation - Series C (a)	2	110
Liberty Media Corporation - Series A (a)	—	20
Liberty Media Corporation - Series C (a)	4	239
Match Group, Inc. (a)	4	162
Netflix, Inc. (a)	8	4,667
News Corporation - Class A	7	181
News Corporation - Class B	2	57
Omnicom Group Inc.	3	324
Pinterest, Inc. - Class A (a)	10	336
Roblox Corporation - Class A (a)	9	329
Sirius XM Holdings Inc. (d)	13	50
Snap Inc. - Class A (a)	18	207
Take-Two Interactive Software, Inc. (a)	3	419
The Interpublic Group of Companies, Inc.	7	216
T-Mobile USA, Inc.	8	1,302
Verizon Communications Inc.	75	3,130
Walt Disney Company, The	32	3,976
		22,344
Consumer Staples 4.6%
Brown-Forman Corporation - Class A	1	40
Brown-Forman Corporation - Class B	5	285
Campbell Soup Company	3	155
Church & Dwight Co., Inc.	4	451
Colgate-Palmolive Company	15	1,323
Constellation Brands, Inc. - Class A	3	750
Costco Wholesale Corporation	8	5,772
Dollar General Corporation	4	604
Dollar Tree, Inc. (a)	4	492
General Mills, Inc.	10	700
Molson Coors Beverage Company - Class B	3	218
PepsiCo, Inc.	24	4,271
Performance Food Group Company (a)	3	205
Sysco Corporation	9	717
Target Corporation	8	1,458
The Clorox Company	2	333
The Kroger Co.	12	680
US Foods Holding Corp. (a)	4	228
Walgreens Boots Alliance, Inc.	13	281
		18,963
Real Estate 4.2%
Alexandria Real Estate Equities, Inc.	3	387
American Homes 4 Rent - Class A	6	212
American Tower Corporation	8	1,639
AvalonBay Communities, Inc.	2	443
Boston Properties, Inc.	3	176
Camden Property Trust	2	186
CBRE Group, Inc. - Class A (a)	5	531
Crown Castle Inc.	8	809
Digital Realty Trust, Inc.	5	752
Equinix, Inc.	2	1,382
Equity Lifestyle Properties, Inc.	3	202
Equity Residential	7	414
Essex Property Trust, Inc.	1	275
Extra Space Storage Inc.	4	540

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Healthpeak OP, LLC	12	229
Host Hotels & Resorts, Inc.	12	249
Iron Mountain Incorporated	5	412
Kimco Realty OP, LLC	12	231
Mid-America Apartment Communities, Inc.	2	279
ProLogis Inc.	16	2,136
Public Storage Operating Company	3	816
Realty Income Corporation	15	804
Regency Centers Corporation	3	174
Rexford Industrial Realty, Inc.	4	181
SBA Communications Corporation - Class A	2	411
Simon Property Group, Inc.	6	907
UDR, Inc.	6	210
Ventas, Inc.	7	297
VICI Properties Inc.	19	555
W.P. Carey Inc.	4	218
Welltower Inc.	10	921
Weyerhaeuser Company	7	246
Zillow Group, Inc. - Class A (a)	1	42
Zillow Group, Inc. - Class C (a)	3	136
		17,402
Energy 2.6%
Baker Hughes Company - Class A	18	603
Cheniere Energy, Inc.	4	684
Halliburton Company	16	624
Hess Corporation	5	755
Kinder Morgan, Inc.	35	636
Marathon Petroleum Corporation	7	1,321
ONEOK, Inc.	10	832
Phillips 66	8	1,251
Schlumberger Limited	25	1,393
Targa Resources Corp.	4	446
Texas Pacific Land Corporation	—	186
The Williams Companies, Inc.	22	842
Valero Energy Corporation	6	998
		10,571
Materials 1.5%
Air Products and Chemicals, Inc.	4	955
Amcor Pty Ltd	25	238
Avery Dennison Corporation	1	322
Ball Corporation	5	369
Crown Holdings, Inc.	2	164
Eastman Chemical Company	2	204
Ecolab Inc.	4	1,023
International Flavors & Fragrances Inc.	5	390
LyondellBasell Industries N.V. - Class A	5	464
Newmont Corporation	20	716
Packaging Corporation of America	2	293
PPG Industries, Inc.	4	606
Reliance, Inc.	1	338
WestRock Company	4	211
		6,293
Utilities 1.5%
Alliant Energy Corporation	5	228
American Water Works Company, Inc.	4	429
AVANGRID, Inc.	1	42
CMS Energy Corporation	5	317
Consolidated Edison, Inc.	6	552
Eversource Energy	6	364
Exelon Corporation	18	663
NextEra Energy, Inc.	36	2,328
Sempra	11	806
XCEL Energy Inc.	10	529
		6,258
Total Common Stocks (cost $333,353)		400,375
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.19% (c) (e)	3,178	3,178
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (e)	91	91
Total Short Term Investments (cost $3,269)		3,269
Total Investments 98.3% (cost $336,622)		403,644
Other Assets and Liabilities, Net 1.7%		7,066
Total Net Assets 100.0%		410,710

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of March 31, 2024.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,200	33,575	31,597	37	—	—	3,178	0.8
JNL Government Money Market Fund, 5.29% - Class SL	83	2,268	2,260	2	—	—	91	—
The Bank of New York Mellon Corporation	631	81	9	5	1	69	773	0.2
	1,914	35,924	33,866	44	1	69	4,042	1.0

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/26/20	746	770	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	10	June 2024	2,602	—	52

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	400,375	—	—	400,375
Short Term Investments	3,269	—	—	3,269
	403,644	—	—	403,644
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	52	—	—	52
	52	—	—	52

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.5%
Health Care 21.6%
Agilent Technologies, Inc.	244	35,525
Biogen Inc. (a)	150	32,311
Bristol-Myers Squibb Company	644	34,933
Gilead Sciences, Inc.	447	32,729
Medtronic, Inc.	408	35,549
Pfizer Inc.	1,185	32,891
Thermo Fisher Scientific Inc.	33	18,877
Veeva Systems Inc. - Class A (a)	168	38,886
Waters Corporation (a)	55	18,984
Zimmer Biomet Holdings, Inc.	278	36,672
		317,357
Industrials 18.2%
Allegion Public Limited Company	290	39,038
C.H. Robinson Worldwide, Inc.	244	18,546
Emerson Electric Co.	184	20,837
Equifax Inc.	138	36,781
Honeywell International Inc.	87	17,943
Huntington Ingalls Industries, Inc.	66	19,241
Lockheed Martin Corporation	40	18,393
Masco Corporation	256	20,227
RTX Corporation	390	38,032
TransUnion	475	37,871
		266,909
Information Technology 14.7%
Adobe Inc. (a)	32	16,285
Autodesk, Inc. (a)	70	18,178
Fortinet, Inc. (a)	246	16,788
Keysight Technologies, Inc. (a)	114	17,835
Microchip Technology Incorporated	200	17,907
Microsoft Corporation	44	18,340
Roper Technologies, Inc.	32	18,197
Salesforce, Inc.	64	19,293
Teradyne, Inc.	337	38,035
Tyler Technologies, Inc. (a)	82	34,694
		215,552
Financials 14.1%
Bank of America Corporation	531	20,138
Berkshire Hathaway Inc. - Class B (a)	46	19,211
Intercontinental Exchange, Inc.	144	19,720
MarketAxess Holdings Inc.	147	32,303
The Bank of New York Mellon Corporation (b)	342	19,715
The Charles Schwab Corporation	518	37,504
U.S. Bancorp	824	36,812
Wells Fargo & Company	361	20,947
		206,350
Consumer Staples 11.1%
Altria Group, Inc.	801	34,936
Campbell Soup Company	777	34,540
Kenvue Inc.	895	19,211
PepsiCo, Inc.	108	18,819
Philip Morris International Inc.	192	17,630
The Estee Lauder Companies Inc. - Class A	244	37,584
		162,720
Materials 6.6%
Corteva, Inc.	691	39,870
Ecolab Inc.	85	19,678
International Flavors & Fragrances Inc.	441	37,888
		97,436
Consumer Discretionary 6.6%
Amazon.com, Inc. (a)	101	18,222
ETSY, Inc. (a)	459	31,563
Nike, Inc. - Class B	320	30,098
Starbucks Corporation	191	17,478
		97,361
Communication Services 6.6%
Alphabet Inc. - Class A (a)	259	39,152
Comcast Corporation - Class A	804	34,864
Walt Disney Company, The	182	22,254
		96,270
Total Common Stocks (cost $1,323,446)		1,459,955
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	4,658	4,658
Total Short Term Investments (cost $4,658)		4,658
Total Investments 99.8% (cost $1,328,104)		1,464,613
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.2%		2,448
Total Net Assets 100.0%		1,467,062

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	8,536	93,590	97,468	82	—	—	4,658	0.3
JNL Government Money Market Fund, 5.29% - Class SL	—	2,366	2,366	1	—	—	—	—
The Bank of New York Mellon Corporation	17,687	811	677	143	131	1,763	19,715	1.4
	26,223	96,767	100,511	226	131	1,763	24,373	1.7

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	47	June 2024	12,327	1	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,459,955	—	—	1,459,955
Short Term Investments	4,658	—	—	4,658
	1,464,613	—	—	1,464,613
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	148	—	—	148
	148	—	—	148

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 56.7%
Financials 29.5%
AIG Global Funding
0.65%, 06/17/24 (a)	210	208
American Express Company
6.25%, (SOFR + 0.93%), 03/04/25 (b)	1,280	1,288
Bank of America Corporation
6.43%, (SOFR + 1.10%), 04/25/25 (b)	927	928
6.68%, (SOFR + 1.33%), 04/02/26 (b)	560	564
Capital One Financial Corporation
4.17%, 05/09/25	235	235
6.68%, (SOFR + 1.35%), 05/09/25 (b)	738	738
Caterpillar Financial Services Corporation
5.59%, (SOFR + 0.27%), 09/13/24 (b)	1,167	1,167
Citigroup Inc.
6.84%, (SOFR + 1.53%), 03/17/26 (b)	1,645	1,659
Credit Suisse AG
4.75%, 08/09/24	390	388
3.63%, 09/09/24	155	154
John Deere Capital Corporation
5.54%, (SOFR + 0.20%), 10/11/24 (b)	1,212	1,212
JPMorgan Chase & Co.
5.90%, (SOFR + 0.58%), 06/23/25 (b)	1,590	1,595
Morgan Stanley
6.27%, (SOFR + 0.95%), 02/18/26 (b)	1,295	1,299
National Rural Utilities Cooperative Finance Corporation
5.67%, (SOFR + 0.33%), 10/18/24 (b)	980	979
Nordea Bank Abp
6.06%, (SOFR + 0.74%), 03/19/27 (a) (b)	515	516
PepsiCo Singapore Financing I Pte. Ltd.
5.89%, 02/16/27 (b)	435	434
Protective Life Global Funding
6.31%, (SOFR + 0.98%), 03/28/25 (a) (b)	730	733
Royal Bank of Canada
5.78%, (SOFR + 0.44%), 01/21/25 (b) (c)	815	814
The Bank of New York Mellon Corporation
5.54%, (SOFR + 0.20%), 10/25/24 (b)	1,538	1,535
The Goldman Sachs Group, Inc.
5.70%, 11/01/24	1,273	1,273
Truist Financial Corporation
5.72%, (SOFR + 0.40%), 06/09/25 (b)	1,129	1,128
U.S. Bancorp
2.40%, 07/30/24	870	861
Wells Fargo Bank, National Association
6.39%, (SOFR + 1.07%), 12/11/26 (b)	1,620	1,638
		21,346
Health Care 7.3%
AbbVie Inc.
3.85%, 06/15/24	820	817
Amgen Inc.
3.63%, 05/22/24	745	744
Baxter International Inc.
5.76%, (SOFR + 0.44%), 11/29/24 (b)	765	765
Bristol-Myers Squibb Company
2.90%, 07/26/24	795	788
5.81%, 02/20/26 (b)	510	511
Roche Holdings, Inc.
5.88%, (SOFR + 0.56%), 03/10/25 (a) (b)	605	607
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	1,080	1,054
		5,286
Information Technology 4.1%
Analog Devices, Inc.
5.60%, (SOFR + 0.25%), 10/01/24 (b)	1,135	1,135
Intel Corporation
3.40%, 03/25/25	753	739
Oracle Corporation
3.40%, 07/08/24	740	735
2.95%, 11/15/24	355	349
		2,958
Communication Services 3.5%
AT&T Inc.
1.50%, (US3MLIB + 0.00%), 06/12/24 (b)	730	732
Comcast Corporation
3.70%, 04/15/24	460	460
Sky Limited
3.75%, 09/16/24 (a)	785	778
Verizon Communications Inc.
3.50%, 11/01/24	550	543
		2,513
Consumer Discretionary 3.4%
Discovery Communications, LLC
3.90%, 11/15/24	340	336
General Motors Financial Company, Inc.
1.20%, 10/15/24	430	419
Mercedes-Benz Finance North America LLC
6.28%, (SOFR + 0.93%), 03/30/25 (a) (b)	567	571
Volkswagen Group of America, Inc.
6.27%, (SOFR + 0.95%), 06/07/24 (a) (b)	1,105	1,106
		2,432
Energy 3.2%
Enterprise Products Operating LLC
3.75%, 02/15/25	615	608
Exxon Mobil Corporation
2.71%, 03/06/25	900	880
Spectra Energy Partners, LP
3.50%, 03/15/25	865	848
		2,336
Utilities 2.1%
Georgia Power Company
6.08%, 05/08/25 (b)	285	286
Mississippi Power Company
5.65%, (SOFR + 0.30%), 06/28/24 (b)	480	480
NextEra Energy Capital Holdings, Inc.
6.09%, 01/29/26 (b)	740	740
		1,506
Real Estate 1.9%
Simon Property Group, L.P.
2.00%, 09/13/24	1,395	1,372
Consumer Staples 1.7%
PepsiCo, Inc.
5.73%, (SOFR + 0.40%), 02/13/26 (b)	740	742
Philip Morris International Inc.
5.13%, 11/15/24	485	484
		1,226
Total Corporate Bonds And Notes (cost $40,889)		40,975
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.5%
Ally Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.76%, 03/17/25	1,295	1,296
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	150	150
Bank of America Auto Trust 2023-1
Series 2023-A2-1A, 5.83%, 05/15/26	684	684
BMW Vehicle Lease Trust 2023-2
Series 2023-A2-2, 5.95%, 01/27/25	487	488
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	204	204
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	410	400
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	156	156
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	1,436	1,441
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	268	268
DLLAD 2023-1 LLC
Series 2023-A2-1A, 5.19%, 04/20/26	415	413
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	103	103
Ford Credit Auto Owner Trust 2024-A
Series 2024-A2A-A, 5.32%, 10/15/25	595	595

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	320	320
Harley-Davidson Motorcycle Trust 2023-B
Series 2023-A2-B, 5.92%, 06/16/25	808	810
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	535	537
Hyundai Auto Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.20%, 07/15/24	524	524
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	455	455
John Deere Owner Trust 2024
Series 2024-A2A-A, 5.19%, 12/15/25	363	363
Mercedes-Benz Auto Receivables Trust 2022-1
Series 2022-A2-1, 5.26%, 06/17/24	359	359
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.09%, 01/15/26	1,085	1,084
Nissan Auto Lease Trust 2023-B
Series 2023-A2A-B, 5.74%, 11/15/24	662	662
SBNA Auto Lease Trust 2024-A
Series 2024-A2-A, 5.45%, 05/20/25	382	381
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	533	534
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A2-A, 5.05%, 01/15/26	675	675
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	118	118
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	214	213
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	131	131
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,355)		13,364
SHORT TERM INVESTMENTS 25.0%
Investment Companies 20.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	14,883	14,883
U.S. Treasury Bill 4.4%
Treasury, United States Department of
5.15%, 06/27/24	3,275	3,234
Total Short Term Investments (cost $18,117)		18,117
Total Investments 100.2% (cost $72,361)		72,456
Other Derivative Instruments 0.5%		361
Other Assets and Liabilities, Net (0.7)%		(539)
Total Net Assets 100.0%		72,278

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $4,519 and 6.3% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	12,749	32,815	30,681	169	—	—	14,883	20.6

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	58	September 2024	3,394	36	54
Brent Crude	71	May 2024	5,440	107	676
Cattle Feeder	8	May 2024	1,031	2	(37)
Cocoa	2	May 2024	125	(3)	70
Coffee C	14	May 2024	963	(7)	29
Copper	49	July 2024	4,731	9	217
Corn	104	July 2024	2,490	95	(126)
Cotton No. 2	29	May 2024	1,201	11	124
Crude Oil, WTI	59	September 2024	4,203	77	522
Gasoline, RBOB	41	July 2024	4,076	65	480
Gold, 100 Oz.	50	June 2024	10,931	118	261
KC HRW Wheat	35	May 2024	1,070	28	(46)
Lead	16	May 2024	864	(130)	(46)
Lean Hogs	55	June 2024	2,062	(3)	170
Live Cattle	40	July 2024	2,764	27	120
Low Sulfur Gasoil	31	May 2024	2,264	17	241
Natural Gas	102	September 2024	2,592	63	(107)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
New York Harbor ULSD	37	May 2024	3,890	25	186
Nickel	18	September 2024	1,870	65	(37)
Platinum	14	July 2024	654	7	(9)
Silver	26	May 2024	2,983	29	256
Soybean	75	May 2024	4,474	(4)	(5)
Soybean Meal	90	May 2024	3,195	(14)	(155)
Soybean Oil	107	May 2024	2,907	18	171
Sugar No. 11	51	July 2024	1,259	9	27
Wheat	30	December 2024	945	30	(27)
Zinc	40	July 2024	2,484	(90)	(37)
				587	2,972

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	40,975	—	40,975
Non-U.S. Government Agency Asset-Backed Securities	—	13,364	—	13,364
Short Term Investments	14,883	3,234	—	18,117
	14,883	57,573	—	72,456
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,604	—	—	3,604
	3,604	—	—	3,604
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(632)	—	—	(632)
	(632)	—	—	(632)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 49.8%
Financials 27.2%
American Express Company
2.50%, 07/30/24	290	287
6.25%, (SOFR + 0.93%), 03/04/25 (a)	400	402
Bank of America Corporation
6.43%, (SOFR + 1.10%), 04/25/25 (a)	760	761
Capital One Financial Corporation
3.30%, 10/30/24	150	148
4.17%, 05/09/25	170	170
6.68%, (SOFR + 1.35%), 05/09/25 (a)	205	205
Caterpillar Financial Services Corporation
5.57%, (SOFR + 0.24%), 05/17/24 (a)	175	175
5.59%, (SOFR + 0.27%), 09/13/24 (a)	429	429
Citigroup Inc.
6.70%, (SOFR + 1.37%), 05/24/25 (a)	225	225
6.84%, (SOFR + 1.53%), 03/17/26 (a)	625	630
Credit Suisse AG
4.75%, 08/09/24	640	637
John Deere Capital Corporation
5.54%, (SOFR + 0.20%), 10/11/24 (a)	685	685
JPMorgan Chase & Co.
5.90%, (SOFR + 0.58%), 06/23/25 (a)	855	858
Morgan Stanley
6.27%, (SOFR + 0.95%), 02/18/26 (a)	700	702
Nordea Bank Abp
6.06%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	270
PepsiCo Singapore Financing I Pte. Ltd.
5.89%, 02/16/27 (a)	675	674
The Bank of New York Mellon Corporation
2.10%, 10/24/24	435	427
5.54%, (SOFR + 0.20%), 10/25/24 (a)	205	205
The Goldman Sachs Group, Inc.
5.70%, 11/01/24	800	800
Truist Financial Corporation
2.50%, 08/01/24	145	143
5.72%, (SOFR + 0.40%), 06/09/25 (a)	410	410
U.S. Bancorp
2.40%, 07/30/24	315	312
Wells Fargo Bank, National Association
6.39%, (SOFR + 1.07%), 12/11/26 (a)	835	844
		10,399
Health Care 6.4%
AbbVie Inc.
3.85%, 06/15/24	370	369
2.60%, 11/21/24	80	79
Amgen Inc.
3.63%, 05/22/24	450	449
Baxter International Inc.
5.76%, (SOFR + 0.44%), 11/29/24 (a)	210	210
Bristol-Myers Squibb Company
2.90%, 07/26/24	275	273
5.81%, 02/20/26 (a)	285	285
Roche Holdings, Inc.
5.88%, (SOFR + 0.56%), 03/10/25 (a) (b)	200	201
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	615	600
		2,466
Information Technology 4.6%
Analog Devices, Inc.
5.60%, (SOFR + 0.25%), 10/01/24 (a)	680	680
Intel Corporation
3.40%, 03/25/25	399	391
Oracle Corporation
3.40%, 07/08/24	515	512
2.95%, 11/15/24	185	182
		1,765
Energy 3.9%
Enterprise Products Operating LLC
3.75%, 02/15/25	545	539
Exxon Mobil Corporation
2.71%, 03/06/25	485	474
Spectra Energy Partners, LP
3.50%, 03/15/25	467	458
		1,471
Communication Services 2.3%
AT&T Inc.
1.50%, (US3MLIB + 0.00%), 06/12/24 (a)	395	396
Comcast Corporation
3.70%, 04/15/24	305	305
Verizon Communications Inc.
3.50%, 11/01/24	185	183
		884
Consumer Discretionary 2.2%
Amazon.com, Inc.
0.45%, 05/12/24	420	418
General Motors Financial Company, Inc.
1.20%, 10/15/24	160	156
Volkswagen Group of America, Inc.
6.27%, (SOFR + 0.95%), 06/07/24 (a) (b)	260	260
		834
Utilities 1.8%
Florida Power & Light Company
3.25%, 06/01/24	135	134
Georgia Power Company
6.08%, 05/08/25 (a)	150	150
NextEra Energy Capital Holdings, Inc.
6.09%, 01/29/26 (a)	405	405
		689
Consumer Staples 0.7%
Philip Morris International Inc.
5.13%, 11/15/24	275	274
Real Estate 0.7%
Simon Property Group, L.P.
2.00%, 09/13/24	270	266
Total Corporate Bonds And Notes (cost $19,029)		19,048
SHORT TERM INVESTMENTS 51.9%
U.S. Treasury Bill 31.3%
Treasury, United States Department of
3.93%, 04/30/24	3,000	2,987
5.28%, 05/09/24	1,710	1,700
5.15%, 06/27/24	2,410	2,380
5.28%, 07/16/24	5,000	4,923
		11,990
Investment Companies 20.6%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	7,883	7,883
Total Short Term Investments (cost $19,870)		19,873
Total Investments 101.7% (cost $38,899)		38,921
Other Derivative Instruments 1.2%		473
Other Assets and Liabilities, Net (2.9)%		(1,122)
Total Net Assets 100.0%		38,272

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $731 and 1.9% of the Fund.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

as of March 31, 2024.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	6,335	23,056	21,508	65	—	—	7,883	20.6

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	3	April 2024	971	33	102
Gold, 100 Oz.	154	June 2024	33,635	396	836
Palladium	9	June 2024	894	27	26
Platinum	19	July 2024	890	11	(15)
Silver	7	May 2024	807	6	65
				473	1,014

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	19,048	—	19,048
Short Term Investments	7,883	11,990	—	19,873
	7,883	31,038	—	38,921
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,029	—	—	1,029
	1,029	—	—	1,029
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
	(15)	—	—	(15)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.2%
Mortgage-Backed Securities 46.4%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/51 - 04/01/52	5,892	4,872
3.00%, 12/01/51 - 06/01/52	5,076	4,387
3.50%, 04/01/52 - 09/01/52	5,772	5,172
4.00%, 04/01/52 - 06/01/53	14,482	13,426
4.50%, 06/01/52 - 10/01/52	15,007	14,302
5.00%, 10/01/52 - 07/01/53	16,432	16,046
4.50%, 11/01/52 (a)	672	640
5.50%, 11/01/52 - 08/01/53	10,351	10,314
6.00%, 01/01/53 - 04/01/54	10,466	10,578
6.50%, 07/01/53 - 02/01/54	1,376	1,406
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 05/01/52	8,891	7,693
3.50%, 05/01/51 - 05/01/53	17,708	15,882
2.50%, 08/01/51 - 05/01/52	16,694	13,858
4.00%, 05/01/52 - 02/01/53	17,154	15,903
4.50%, 07/01/52 - 01/01/53	13,728	13,080
5.00%, 08/01/52 - 08/01/53	19,118	18,681
4.00%, 12/01/52 - 04/15/54 (a)	9,987	9,248
5.50%, 12/01/52 - 03/01/54	22,932	22,852
TBA, 5.00%, 01/01/53 - 04/15/54 (a)	9,984	9,746
6.00%, 01/01/53 - 03/01/54	11,248	11,380
5.50%, 09/01/53 - 04/15/54 (a)	28,851	28,712
TBA, 6.00%, 12/01/53 - 04/15/54 (a)	7,409	7,479
6.50%, 12/01/53 - 03/01/54	1,171	1,195
TBA, 2.50%, 04/15/54 (a)	17,190	14,209
TBA, 3.50%, 04/15/54 (a)	5,010	4,483
TBA, 4.50%, 04/15/54 (a)	12,545	11,946
Government National Mortgage Association
5.00%, 11/20/52 - 08/20/53	3,780	3,717
6.00%, 12/20/52 - 01/20/54	8,378	8,453
5.50%, 06/20/53 - 08/20/53	2,639	2,638
TBA, 5.00%, 04/15/54 (a)	8,045	7,908
TBA, 5.50%, 04/15/54 (a)	3,430	3,428
TBA, 6.00%, 04/15/54 (a)	10,950	11,048
		324,682
Collateralized Mortgage Obligations 8.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 7.22%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,208
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 6.97%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	1,273	1,274
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.82%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	1,500	1,578
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.82%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,211
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.42%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,839
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.92%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	357
Series 2022-1B1-R08, REMIC, 10.92%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,363
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 9.07%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,631
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 8.67%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,016
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,104
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	536
Series 2022-M2-DNA1, REMIC, 7.82%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	910
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,563
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	288
Series 2021-B1-DNA6, REMIC, 8.72%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,534
Series 2021-M2-DNA7, REMIC, 7.12%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	859
Series 2022-M2-DNA2, REMIC, 9.07%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,996
Series 2022-M2-HQA1, REMIC, 10.57%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,665
Series 2022-M1B-DNA3, REMIC, 8.22%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	948
Series 2022-M2-DNA3, REMIC, 9.67%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	2,000
Series 2022-M1B-DNA5, REMIC, 9.82%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,370
Series 2022-M1B-HQA3, REMIC, 8.87%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,537
Series 2022-M1B-DNA6, REMIC, 9.02%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,461
Series 2024-M2-DNA1, REMIC, 7.27%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	594
Series 2024-M2-HQA1, REMIC, 7.32%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,613
Interest Only, Series SA-4456, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 03/15/45 (b)	915	89
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,891	359
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	1,899	338
Interest Only, Series C24-418, 4.00%, 08/01/43	2,335	407
Series 2017-2M2-C06, REMIC, 8.23%, (SOFR 30-Day Average + 2.91%), 02/25/30 (b)	2,362	2,446
Series 2017-1M2-C07, REMIC, 7.83%, (SOFR 30-Day Average + 2.51%), 05/28/30 (b)	350	360
Series 2018-1M2-C05, REMIC, 7.78%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	1,785	1,833
Interest Only, Series 2019-DS-49, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 06/25/43 (b)	1,662	161
Interest Only, Series 2018-ST-18, REMIC, 0.67%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,807	177
Interest Only, Series 2016-HS-31, REMIC, 0.57%, (5.89% - (SOFR 30-Day Average * 1)), 06/25/46 (b)	1,259	114
Interest Only, Series 2016-SA-62, REMIC, 0.57%, (5.89% - (SOFR 30-Day Average * 1)), 09/25/46 (b)	1,809	179
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,344	564
Ginnie Mae REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,618	1,225
Series 2020-AB-107, REMIC, 1.00%, 07/20/50	2,048	1,554
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	1,713	1,298
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,245	626
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,037	551
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,467	608
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,482	1,223
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,494	1,185
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,438	341
		57,093
Sovereign 3.6%
Angola, Government of
8.00%, 11/26/29 (c)	335	312
9.38%, 05/08/48 (c)	765	658
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (c) (d) (e)	1,145	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	6,210	1,566
6.90%, 08/12/37, PEN	2,601	669
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	248
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (c) (f)	285	193
3.50%, 07/31/35 (c) (f)	360	189
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	453
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	330	319
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	25,217	1,395
3.50%, 02/12/34	1,130	940
4.40%, 02/12/52	1,130	863
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	295
3.75%, 01/21/55 (c)	335	241
Government of the Republic of Panama
2.25%, 09/29/32	490	347
3.30%, 01/19/33	655	501
Government of the Sultanate of Oman
7.00%, 01/25/51 (c)	470	494
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	5,481,400	1,188
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	291
4.00%, 02/14/51 (c)	360	254
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	306
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	504
Presidencia da Republica
10.00%, 01/01/25 - 01/01/33, BRL	6,808	1,320
Presidencia de la Republica de Chile
4.70%, 09/01/30, CLP	40,000	38
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	112
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	326
6.85%, 01/27/45 (c)	400	396
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (e) (g)	1,719	236
Romania, Government of
4.85%, 07/25/29, RON	3,895	785
8.25%, 09/29/32, RON	6,075	1,458
4.00%, 02/14/51 (g)	712	503
Sandor-Palota
6.75%, 10/22/28, HUF	33,600	92
3.25%, 10/22/31, HUF	573,560	1,256
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,889	886
8.25%, 03/31/32, ZAR	3,472	153
8.50%, 01/31/37, ZAR	3,050	119
5.65%, 09/27/47	505	366
5.75%, 09/30/49	280	203
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	705	558
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	66
6.50%, 02/15/31, IDR	24,969,000	1,555
7.00%, 02/15/33, IDR	7,626,000	490
4.63%, 04/15/43 (c)	495	459
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,827	495
6.00%, 10/25/33, PLN	4,134	1,076
		25,506
Total Government And Agency Obligations (cost $413,904)		407,281
CORPORATE BONDS AND NOTES 32.8%
Financials 12.0%
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (h)	1,200	969
Acrisure, LLC
8.25%, 02/01/29 (c)	155	156
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,660	1,425
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	180	177
6.75%, 04/15/28 (c)	300	302
7.00%, 01/15/31 (c)	45	45
Ally Financial Inc.
4.70%, (100, 05/15/28) (i)	241	191
American Express Company
3.55%, (100, 09/15/26) (i)	185	172
5.63%, 07/28/34	735	742
AmWINS Group, Inc.
6.38%, 02/15/29 (c)	65	65
4.88%, 06/30/29 (c)	170	159
AON North America, Inc.
5.75%, 03/01/54	1,175	1,204
AssuredPartners, Inc.
7.50%, 02/15/32 (c)	110	108
Australia and New Zealand Banking Group Limited
5.67%, 10/03/25	765	771
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (h) (i)	200	197
Banco Do Brasil SA
6.25%, (100, 04/15/24) (g) (i)	550	553
Bank of America Corporation
4.30%, (100, 01/28/25) (i)	102	99
4.38%, (100, 01/27/27) (i)	1,530	1,435
6.10%, (100, 03/17/25) (i)	575	577
6.25%, (100, 09/05/24) (i)	162	161
2.97%, 02/04/33	785	668
5.47%, 01/23/35	980	987
Bank of Nova Scotia, The
5.35%, 12/07/26 (h)	1,145	1,149
Banque Federative du Credit Mutuel
5.09%, 01/23/27 (c)	1,335	1,334
Barclays PLC
4.38%, (100, 03/15/28) (h) (i)	710	581
8.00%, (100, 03/15/29) (h) (i)	880	876
9.63%, (100, 12/15/29) (h) (i)	645	685
6.69%, 09/13/34 (h)	675	719
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (g) (j)	157	182
10.50%, 05/15/28 (c)	250	271
BNP Paribas
4.50%, (100, 02/25/30) (c) (h) (i)	155	126
4.63%, (100, 01/12/27) (c) (i)	1,540	1,345
7.38%, (100, 08/19/25) (c) (h) (i)	117	117
9.25%, (100, 11/17/27) (c) (h) (i)	135	144
BPCE
7.00%, 10/19/34 (c)	410	447
3.65%, 01/14/37 (c)	955	797
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	140	130
Capital One Financial Corporation
3.95%, (100, 09/01/26) (i)	1,608	1,431
5.70%, 02/01/30	150	151
6.38%, 06/08/34	335	349
Citigroup Inc.
3.88%, (100, 02/18/26) (i)	75	71
4.00%, (100, 12/10/25) (i)	75	72
4.15%, (100, 11/15/26) (i)	935	864
4.70%, (100, 01/30/25) (i)	105	103
5.00%, (100, 09/12/24) (i)	138	137
7.38%, (100, 05/15/28) (i)	425	442
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (i)	215	186
6.38%, (100, 04/06/24) (i)	368	354

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
8.59%, (3 Month Term SOFR + 3.26%), (100,07/06/24) (b) (i)	275	259
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (g) (i)	200	196
Commonwealth Bank of Australia
5.50%, 09/12/25	1,420	1,428
Corebridge Financial, Inc.
5.75%, 01/15/34	730	745
4.35%, 04/05/42	670	567
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (g) (i)	575	572
Encore Capital Group, Inc.
4.25%, 06/01/28, GBP (g)	180	192
Fifth Third Bancorp
8.62%, (3 Month Term SOFR + 3.29%), (100, 05/13/24) (b) (i)	547	538
5.63%, 01/29/32	290	290
4.34%, 04/25/33	710	649
Ford Motor Credit Company LLC
4.87%, 08/03/27, EUR	420	466
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	328
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	255	267
Howden UK Refinance PLC
7.25%, 02/15/31 (c)	120	121
HSBC Holdings PLC
4.00%, (100, 03/09/26) (h) (i)	450	419
4.70%, (100, 03/09/31) (h) (i)	410	345
8.00%, (100, 03/07/28) (i)	295	306
HUB International Limited
7.25%, 06/15/30 (c)	520	535
7.38%, 01/31/32 (c)	65	65
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (i)	58	53
5.63%, (100, 07/15/30) (i)	134	120
8.46%, (3 Month Term SOFR + 3.14%), (100. 07/15/24) (b) (i)	504	495
5.71%, 02/02/35	585	584
ING Groep N.V.
3.88%, (100, 05/16/27) (h) (i)	1,045	875
5.75%, (100, 11/16/26) (h) (i)	846	803
Intesa Sanpaolo SPA
8.25%, 11/21/33 (c)	1,045	1,168
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (i)	65	62
4.60%, (100, 02/01/25) (i)	87	86
8.15%, (3 Month Term SOFR + 2.84%), (100, 05/01/24) (b) (i)	159	159
2.18%, 06/01/28	1,475	1,350
5.34%, 01/23/35	1,055	1,059
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	623
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (i)	453	451
8.00%, (100, 09/27/29) (h) (i)	640	644
4.98%, 08/11/33	520	500
5.68%, 01/05/35 (h)	1,420	1,428
M&T Bank Corporation
3.50%, (100, 09/01/26) (i)	1,095	842
Metropolitan Life Global Funding I
0.95%, 07/02/25 (c)	475	451
5.00%, 01/06/26 (c)	675	673
Mizuho Financial Group, Inc.
1.55%, 07/09/27	380	349
Morgan Stanley
5.25%, 04/21/34	1,225	1,217
5.47%, 01/18/35	340	343
2.48%, 09/16/36	1,995	1,578
5.95%, 01/19/38	545	546
NatWest Group PLC
4.60%, (100, 06/28/31) (h) (i)	935	728
6.00%, (100, 12/29/25) (h) (i)	205	200
3.03%, 11/28/35 (h)	3,060	2,552
New York Life Global Funding
0.85%, 01/15/26 (c)	845	785
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (h) (i)	1,015	836
1.50%, 09/30/26 (c)	835	762
OneMain Finance Corporation
6.88%, 03/15/25	150	152
7.13%, 03/15/26	205	209
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	125	127
Principal Life Global Funding II
1.50%, 11/17/26 (c)	1,020	931
Protective Life Global Funding
1.30%, 09/20/26 (c)	150	136
Royal Bank of Canada
4.95%, 04/25/25 (h)	975	972
Santander UK Group Holdings PLC
6.83%, 11/21/26 (h)	1,010	1,024
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (g) (h) (i)	800	781
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	100	101
State Street Corporation
6.70%, (100, 03/15/29) (i)	635	646
1.75%, 02/06/26	865	836
2.90%, 03/30/26	515	501
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	365	346
3.01%, 10/19/26	340	323
Svenska Handelsbanken AB
5.25%, 06/15/26 (c)	1,385	1,388
The Bank of New York Mellon Corporation
3.75%, (100, 12/20/26) (i)	1,935	1,775
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (i)	1,617	1,369
5.85%, 05/19/34	920	944
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (i)	195	178
3.80%, (100, 05/10/26) (i)	185	172
4.13%, (100, 11/10/26) (i)	260	241
4.95%, (100, 02/10/25) (i) (j)	225	221
6.56%, 10/24/34 (j)	340	371
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (i)	1,990	1,750
5.00%, (100, 11/01/26) (i)	30	29
6.25%, (100, 03/15/30) (i)	465	450
6.88%, 10/20/34	590	646
Toronto-Dominion Bank, The
3.77%, 06/06/25 (h)	675	663
Truist Financial Corporation
5.10%, (100, 03/01/30) (i)	90	84
8.69%, (3 Month Term SOFR + 3.36%), (100, 06/15/24) (b) (i)	308	308
5.44%, 01/24/30	750	749
5.87%, 06/08/34	1,105	1,120
U S I, Inc.
7.50%, 01/15/32 (c)	130	130
U.S. Bancorp
3.70%, (100, 01/15/27) (i)	1,480	1,286
5.38%, 01/23/30	450	452
UBS Group AG
4.88%, (100, 02/12/27) (c) (i)	155	142
9.25%, (100, 11/13/33) (c) (h) (i)	830	919
4.70%, 08/05/27 (c) (h)	1,255	1,225
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (g) (h) (i)	1,066	1,054
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (c) (j)	190	140
Wells Fargo & Company
3.90%, (100, 03/15/26) (i)	275	262
7.63%, (100, 09/15/28) (i)	315	337
6.49%, 10/23/34	900	967
5.50%, 01/23/35	900	902
Westpac Banking Corporation
5.51%, 11/17/25	1,020	1,027

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
3.02%, 11/18/36	1,390	1,144
		84,366
Communication Services 3.7%
Altice Financing S.A.
4.25%, 08/15/29, EUR (g)	250	219
Altice France
6.00%, 02/15/28 (c)	330	90
4.13%, 01/15/29, EUR (g)	385	289
Altice France Holding S.A.
5.50%, 01/15/28 (c)	185	132
AT&T Inc.
3.50%, 09/15/53	1,575	1,109
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (g)	800	1,077
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	246
CCO Holdings, LLC
5.00%, 02/01/28 (c)	135	126
5.38%, 06/01/29 (c)	340	311
6.38%, 09/01/29 (c)	60	57
4.75%, 03/01/30 (c)	540	463
4.25%, 02/01/31 (c)	60	49
Charter Communications Operating, LLC
4.80%, 03/01/50	1,610	1,190
3.90%, 06/01/52	1,390	884
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	285	269
Comcast Corporation
2.94%, 11/01/56	2,070	1,300
Commscope Technologies LLC
5.00%, 03/15/27 (c)	150	57
Commscope, Inc.
4.75%, 09/01/29 (c)	50	36
CSC Holdings, LLC
5.38%, 02/01/28 (c)	170	146
7.50%, 04/01/28 (c)	60	40
11.25%, 05/15/28 (c)	110	109
11.75%, 01/31/29 (c)	280	280
4.13%, 12/01/30 (c)	120	85
4.63%, 12/01/30 (c)	125	63
5.00%, 11/15/31 (c)	60	30
DISH DBS Corporation
5.13%, 06/01/29	180	75
Dish Network Corporation
3.38%, 08/15/26 (h)	35	22
Eircom Limited
3.50%, 05/15/26, EUR (g)	190	199
Equipmentshare.Com Inc
9.00%, 05/15/28 (c)	545	561
Fox Corporation
6.50%, 10/13/33	895	948
Frontier Communications Holdings, LLC
5.88%, 11/01/29 (j)	130	110
8.75%, 05/15/30 (c)	80	82
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	90	87
5.00%, 05/01/28 (c)	195	181
Iliad Holding
6.50%, 10/15/26 (c)	260	257
5.63%, 10/15/28, EUR (g)	956	1,020
7.00%, 10/15/28 (c)	170	168
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (g) (i)	100	113
Level 3 Financing, Inc.
3.40%, 03/01/27 (c)	140	108
4.63%, 09/15/27 (c)	310	206
3.63%, 01/15/29 (c)	310	140
3.75%, 07/15/29 (c)	150	68
11.00%, 11/15/29 (c)	215	224
10.50%, 05/15/30 (c)	230	237
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,383	1,449
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	110	103
8.00%, 08/01/29 (c)	190	179
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	245	251
6.00%, 02/15/28 (c)	230	237
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (g) (j)	120	119
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (g)	230	247
Rogers Communications Inc.
3.80%, 03/15/32	680	612
SES
2.88%, (100, 05/27/26), EUR (g) (i)	200	204
Sirius XM Radio Inc.
4.00%, 07/15/28 (c)	150	137
Telecom Italia SPA
3.00%, 09/30/25, EUR (g)	200	210
6.88%, 02/15/28, EUR (g)	100	114
7.88%, 07/31/28, EUR (g)	827	978
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (g) (i)	200	203
7.13%, (100, 08/23/28), EUR (g) (i) (j)	200	235
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,099
3.40%, 10/15/52	2,075	1,464
United Group B.V.
4.63%, 08/15/28, EUR (g)	180	185
Verizon Communications Inc.
2.99%, 10/30/56	1,260	806
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	135	125
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (g)	685	774
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,649
4.88%, 10/03/78, GBP (g)	200	248
6.50%, 08/30/84, EUR (g) (j)	500	581
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	200	180
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (g)	353	324
		26,176
Consumer Discretionary 3.7%
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (g)	45	48
Afflelou
4.25%, 05/19/26, EUR (g)	175	187
Allwyn Entertainment Financing (UK) PLC
7.88%, 04/30/29 (c)	155	159
Allwyn International a.s.
3.88%, 02/15/27, EUR (g)	245	256
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (g)	277	295
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (g)	124	153
8.13%, 11/15/30, GBP (g)	150	203
Banijay Entertainment
7.00%, 05/01/29, EUR (g)	549	621
7.00%, 05/01/29, EUR (c)	185	209
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	255	261
6.75%, 07/01/36	115	116
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	480	469
Beazer Homes USA, Inc.
7.50%, 03/15/31 (c)	115	116
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (g)	695	752
Carnival Corporation
7.63%, 03/01/26 (c)	485	490
6.00%, 05/01/29 (c)	220	217
7.00%, 08/15/29 (c)	40	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (c)	290	316
Ceconomy AG
1.75%, 06/24/26, EUR (g)	300	307
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	430	433
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (g)	546	622
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (g)	100	103
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (g)	130	162
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	648	769
Dana Incorporated
5.63%, 06/15/28	180	176
Dealer Tire, LLC
8.00%, 02/01/28 (c)	130	130
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	200	239
Discovery Communications, LLC
4.65%, 05/15/50	1,515	1,181
Douglas GmbH
6.00%, 04/08/26, EUR (g)	425	464
Dufry One B.V.
3.38%, 04/15/28, EUR (g)	592	615
Eldorado Resorts, Inc.
8.13%, 07/01/27 (c)	290	297
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (g)	270	310
Forvia
2.38%, 06/15/27, EUR (g)	150	152
3.75%, 06/15/28, EUR (g)	100	105
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (g) (k)	779	823
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	220	222
4.50%, 01/15/26 - 07/15/28, EUR (g)	926	992
KB Home
7.25%, 07/15/30	355	368
4.00%, 06/15/31	55	49
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (f) (g) (k)	63	68
Light & Wonder, Inc.
6.63%, 03/01/30 (c)	140	135
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	310	318
Macys Retail Holdings
5.88%, 03/15/30 (c)	140	136
Macy's Retail Holdings, LLC
4.50%, 12/15/34	35	31
Magnum Management Corporation
5.25%, 07/15/29	20	19
Maison Finco PLC
6.00%, 10/31/27, GBP (g)	204	237
Marriott International, Inc.
5.30%, 05/15/34	640	633
MCE Finance Limited
5.63%, 07/17/27 (c)	595	568
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	135	136
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	560	518
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (g)	200	235
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (g)	120	124
6.63%, 11/15/27 (c) (j)	125	121
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (g)	100	112
Murphy Oil USA, Inc.
3.75%, 02/15/31 (c)	50	44
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (c)	280	277
Next Group PLC
3.63%, 05/18/28, GBP (g)	300	362
PetSmart, LLC
4.75%, 02/15/28 (c)	215	201
7.75%, 02/15/29 (c)	210	204
Peu (Fin) PLC
7.25%, 07/01/28, EUR (c)	210	232
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	150	186
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	251	330
Raptor Acquisition Corp
4.88%, 11/01/26 (c)	255	245
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (c)	125	118
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	260	257
8.25%, 01/15/29 (c)	60	64
9.25%, 01/15/29 (c)	140	150
Schaeffler AG
3.38%, 10/12/28, EUR (g)	100	104
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	295	281
Six Flags Operations Inc.
5.50%, 04/15/27 (c)	20	20
7.25%, 05/15/31 (c) (j)	240	243
SRS Distribution Inc.
6.13%, 07/01/29 (c)	165	168
The Goodyear Tire & Rubber Company
5.00%, 05/31/26	205	201
5.00%, 07/15/29 (j)	450	420
TVL Finance PLC
10.25%, 04/28/28, GBP (g)	139	183
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	225	212
Valeo
5.88%, 04/12/29, EUR (g) (j)	200	230
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	150	158
Viking Cruises Limited
9.13%, 07/15/31 (c)	300	328
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (g) (i)	500	508
Warnermedia Holdings, Inc.
5.14%, 03/15/52	1,270	1,052
White Cap Parent, LLC
8.25%, 03/15/26 (c) (k)	185	185
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	310	326
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	220	204
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	423
ZF Europe Finance B.V.
3.00%, 10/23/29, EUR (g)	1,000	996
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	420	436
		26,168
Industrials 2.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	70	71
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (g) (i)	900	939
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	210	209
American Airlines, Inc.
7.25%, 02/15/28 (c)	100	101
5.75%, 04/20/29 (c)	575	566
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (c)	85	82
ASGN Incorporated
4.63%, 05/15/28 (c)	320	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
BAE Systems PLC
5.30%, 03/26/34 (c)	650	653
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c)	280	272
Boeing Company, The
5.81%, 05/01/50 (l)	2,545	2,402
Bombardier Inc.
7.25%, 07/01/31 (c)	45	45
Builders FirstSource, Inc.
6.38%, 06/15/32 - 03/01/34 (c)	130	131
Canpack Spolka Akcyjna
2.38%, 11/01/27, EUR (g)	102	102
Chart Industries, Inc.
7.50%, 01/01/30 (c)	300	312
9.50%, 01/01/31 (c)	125	136
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	325	334
6.13%, 01/15/29 (c)	75	67
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	120	123
CTEC II GmbH
5.25%, 02/15/30, EUR (g)	250	244
Deutsche Lufthansa Aktiengesellschaft
3.75%, 02/11/28, EUR (g)	100	107
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (c)	20	20
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (g)	495	475
ESAB Corporation
6.25%, 04/15/29 (c)	105	106
Fiber Bidco S.P.A.
7.93%, 01/15/30, EUR (b)	100	108
GFL Environmental Inc.
6.75%, 01/15/31 (c)	30	31
Hillenbrand, Inc.
6.25%, 02/15/29	105	106
Imola Merger Corporation
4.75%, 05/15/29 (c)	220	206
Ingersoll Rand Inc.
5.70%, 08/14/33	165	169
International Consolidated Airlines Group, S.A.
3.75%, 03/25/29, EUR (g) (j)	200	212
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	220	211
L3Harris Technologies, Inc.
5.40%, 07/31/33	740	745
LATAM Airlines Group S.A.
13.38%, 10/15/27 (c) (j)	140	157
13.38%, 10/15/29 (c)	115	133
Madison IAQ LLC
5.88%, 06/30/29 (c)	165	151
Masonite International Corporation
3.50%, 02/15/30 (c)	345	306
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (c)	545	555
9.25%, 04/15/27 (c)	270	268
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (g) (i)	245	283
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (c)	310	289
Regal Rexnord Corporation
6.40%, 04/15/33 (c) (l)	1,865	1,932
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	15	14
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (g)	150	191
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	220	215
SPX Flow, Inc.
8.75%, 04/01/30 (c)	225	227
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	255	229
3.38%, 01/15/31 (c)	205	172
Terex Corporation
5.00%, 05/15/29 (c)	290	274
The ADT Security Corporation
4.88%, 07/15/32 (c)	220	200
The Manitowoc Company, Inc.
9.00%, 04/01/26 (c)	160	160
TK Elevator Holdco GmbH
7.63%, 07/15/28 (c)	230	225
TransDigm Inc.
5.50%, 11/15/27	470	460
6.75%, 08/15/28 (c)	405	411
4.63%, 01/15/29	60	56
6.38%, 03/01/29 (c)	150	150
7.13%, 12/01/31 (c)	60	62
6.63%, 03/01/32 (c)	200	202
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	215	212
8.50%, 08/15/27 (c) (j)	215	212
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (c)	185	179
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	850	882
WESCO Distribution, Inc.
6.38%, 03/15/29 (c)	90	91
XPO, Inc.
7.13%, 02/01/32 (c)	285	293
		18,779
Utilities 2.3%
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (f)	610	607
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (g)	300	346
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (g)	543	539
Calpine Corporation
5.13%, 03/15/28 (c)	75	72
5.00%, 02/01/31 (c)	164	151
Centrica PLC
5.25%, 04/10/75, GBP (g)	185	230
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	378
Edison International
5.00%, (100, 12/15/26) (i)	1,265	1,199
EDP - Energias de Portugal, S.A.
5.94%, 04/23/83, EUR (g)	300	338
Electricite de France
2.63%, (100, 12/01/27), EUR (g) (i)	800	777
4.00%, (100, 10/04/24), EUR (g) (i)	100	107
7.50%, (100, 09/06/28), EUR (g) (i)	400	467
9.13%, (100, 03/15/33) (c) (i)	60	66
Elia Group
5.85%, (100, 03/15/28), EUR (g) (i)	300	333
Enel S.p.A
6.38%, (100, 04/16/28), EUR (g) (i)	450	512
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	231
Eversource Energy
5.50%, 01/01/34	565	565
Naturgy Finance B.V.
2.37%, (100, 11/23/26), EUR (g) (i)	300	302
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (f)	460	462
NGG Finance PLC
5.63%, 06/18/73, GBP (g)	200	250
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (i)	220	235
3.38%, 02/15/29 (c)	160	142
Orsted A/S
5.25%, 12/08/22, EUR (g)	407	447
Pacific Gas And Electric Company
4.30%, 03/15/45	2,185	1,733
PacifiCorp
5.45%, 02/15/34	650	653
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	165	167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SSE PLC
4.00%, (100, 01/21/28), EUR (g) (i)	400	420
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (g) (i)	200	197
The Southern Company
4.00%, 01/15/51	2,070	1,984
1.88%, 09/15/81, EUR (h)	536	506
Vattenfall AB
6.88%, 08/17/83, GBP (g)	300	386
Veolia Environnement-VE
5.99%, (100, 11/22/28), EUR (g) (i)	500	564
Vistra Corp.
7.00%, (100, 12/15/26) (c) (i)	190	188
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	35	34
4.38%, 05/01/29 (c)	195	181
7.75%, 10/15/31 (c)	150	157
		15,926
Consumer Staples 2.2%
AA Bond Co Limited
6.50%, 01/31/26, GBP (g)	100	125
6.50%, 01/31/26, GBP (c)	100	125
8.45%, 01/31/28, GBP (f) (g)	409	548
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (g)	175	199
6.00%, 06/01/29 (c)	220	189
7.88%, 02/15/31 (c)	115	117
APX Group, Inc.
5.75%, 07/15/29 (c)	515	495
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	220	200
Avis Budget Finance PLC
7.25%, 07/31/30, EUR	233	250
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	178	206
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	100	95
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (g)	732	871
Bellis Finco PLC
4.00%, 02/16/27, GBP (g)	150	171
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (c)	655	651
Campbell Soup Company
5.40%, 03/21/34	930	937
Champions Financing Inc.
8.75%, 02/15/29 (c)	130	136
Co-operative Group Limited
7.50%, 07/08/26, GBP (f) (g) (l)	100	125
Coty Inc.
3.88%, 04/15/26, EUR (g)	185	197
5.00%, 04/15/26 (c)	230	226
6.63%, 07/15/30 (c)	165	167
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (g)	478	650
Iceland Bondco PLC
10.88%, 12/15/27, GBP (g)	141	187
IPD 3 B.V.
8.00%, 06/15/28, EUR (c)	100	114
Kapla Holding
3.38%, 12/15/26, EUR (g)	168	175
Loxama
5.75%, 07/15/27, EUR (g)	226	243
Molson Coors Beverage Company
4.20%, 07/15/46	905	758
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	210	199
Ocado Group PLC
3.88%, 10/08/26, GBP (g)	105	119
Paganini BidCo S.p.A.
8.14%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (g)	300	324
Performance Food Group Company
5.50%, 10/15/27 (c)	240	236
Philip Morris International Inc.
5.38%, 02/15/33	2,125	2,145
Post Holdings, Inc.
6.25%, 02/15/32 (c)	100	101
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	32	32
5.75%, 04/15/26 (c)	140	140
6.25%, 01/15/28 (c)	265	260
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (g)	100	104
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	226
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (g)	100	118
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	50	51
7.75%, 03/15/31 (c)	165	173
Safeway Inc.
5.88%, 02/15/28 (c)	400	396
Sysco Corporation
6.60%, 04/01/50 (l)	562	642
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (g)	264	284
U.S. Foods Inc.
6.88%, 09/15/28 (c)	60	61
7.25%, 01/15/32 (c)	85	88
Verisure Holding AB
3.88%, 07/15/26, EUR (g)	465	493
3.25%, 02/15/27, EUR (g)	100	103
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	596	623
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	185	191
		15,266
Energy 2.1%
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	425	427
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	140	140
8.25%, 12/31/28 (c)	280	288
5.88%, 06/30/29 (c)	240	229
Bip-V Chinook
5.50%, 06/15/31 (c)	750	708
Borr IHC Limited
10.38%, 11/15/30 (c)	150	156
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (g) (i)	700	735
Callon Petroleum Company
8.00%, 08/01/28 (c)	145	152
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	125	131
8.63%, 11/01/30 (c)	265	284
8.75%, 07/01/31 (c)	115	123
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	736	702
Diamondback Energy, Inc.
6.25%, 03/15/53	610	657
DT Midstream, Inc.
4.13%, 06/15/29 (c)	385	355
4.38%, 06/15/31 (c)	140	127
Ecopetrol S.A.
5.88%, 05/28/45	345	257
Enbridge Inc.
8.25%, 01/15/84 (h)	300	312
Energy Transfer LP
5.95%, 05/15/54	395	393
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (c)	175	184
5.50%, 07/15/28	75	74
Genesis Energy, L.P.
6.25%, 05/15/26	50	50
7.75%, 02/01/28	225	226
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	385	390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (c)	60	65
ITT Holdings LLC
6.50%, 08/01/29 (c)	540	493
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	326
Kinder Morgan, Inc.
5.55%, 06/01/45	675	645
Kinetik Holdings LP
6.63%, 12/15/28 (c)	200	203
5.88%, 06/15/30 (c)	190	186
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	200	172
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	321
MV24 Capital B.V.
6.75%, 06/01/34 (c)	177	166
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	170	170
9.13%, 01/31/30 (c)	165	172
New Fortress Energy Inc.
6.50%, 09/30/26 (c)	460	443
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	50	51
8.38%, 02/15/32 (c)	55	56
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	200	203
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	300	311
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (e) (g)	6,339	600
Petroleos Mexicanos
6.35%, 02/12/48	505	322
7.69%, 01/23/50	1,250	905
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	277
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (g) (i)	130	138
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	130	122
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	270	260
6.00%, 12/31/30 - 09/01/31 (c)	315	299
Valaris Limited
8.38%, 04/30/30 (c)	70	72
Venture Global LNG, Inc.
9.50%, 02/01/29 (c)	135	146
8.38%, 06/01/31 (c)	130	134
9.88%, 02/01/32 (c)	60	65
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (g) (i)	200	189
		14,612
Health Care 1.5%
Amgen Inc.
5.75%, 03/02/63	890	908
Avantor, Inc.
3.88%, 07/15/28, EUR (g)	115	120
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (g)	600	600
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	240	250
7.50%, 05/15/30, EUR (g)	100	114
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	60	55
6.00%, 01/15/29 (c)	130	114
5.25%, 05/15/30 (c)	105	86
10.88%, 01/15/32 (c)	85	88
CVS Health Corporation
5.05%, 03/25/48	2,440	2,217
Grifols, S.A.
1.63%, 02/15/25, EUR (g)	250	257
Grunenthal GmbH
3.63%, 11/15/26, EUR (g)	100	106
HCA Inc.
5.50%, 06/01/33	620	621
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	150	157
Medline Borrower LLP
6.25%, 04/01/29 (c)	135	136
Molina Healthcare, Inc.
3.88%, 11/15/30 (c)	230	205
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	640	583
5.25%, 10/01/29 (c)	220	208
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	216	240
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	735	719
Star Parent, Inc.
9.00%, 10/01/30 (c)	195	206
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	140	141
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (k)	335	372
Tenet Healthcare Corporation
6.13%, 10/01/28 (j)	200	199
6.13%, 06/15/30	295	295
6.75%, 05/15/31 (c)	45	46
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (g)	155	153
1.63%, 10/15/28, EUR (g)	645	602
4.38%, 05/09/30, EUR (g)	706	732
		10,530
Materials 1.1%
Arsenal AIC Parent LLC
11.50%, 10/01/31 (c)	215	239
Avient Corporation
7.13%, 08/01/30 (c)	265	272
Carpenter Technology Corporation
6.38%, 07/15/28	15	15
7.63%, 03/15/30	220	227
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	711
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	813
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (g)	100	115
9.75%, 11/15/28 (c)	300	320
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	90	86
6.13%, 04/15/32 (c)	170	168
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (g)	100	102
H.B. Fuller Company
4.25%, 10/15/28	145	134
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	440	425
6.13%, 04/01/29 (c)	70	69
INEOS Finance PLC
6.75%, 05/15/28 (c)	300	295
7.50%, 04/15/29 (c)	330	331
INEOS Quattro Finance 1 plc
3.75%, 07/15/26, EUR (g) (j)	600	626
Kronos International, Inc.
9.50%, 03/15/29, EUR	174	200
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	100	91
Metinvest B.V.
7.65%, 10/01/27 (c)	105	76
7.75%, 10/17/29 (c)	565	393
NOVA Chemicals Corporation
8.50%, 11/15/28 (c)	150	160
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (g)	100	100
4.25%, 10/01/28 (c)	245	222
6.25%, 10/01/29 (c) (j)	130	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Periama Holdings, LLC
5.95%, 04/19/26 (g)	290	286
Sealed Air Corporation
5.00%, 04/15/29 (c)	135	130
Synthomer PLC
3.88%, 07/01/25, EUR (g)	220	235
Tronox Incorporated
4.63%, 03/15/29 (c)	420	376
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c) (j)	90	83
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	195	175
		7,594
Information Technology 1.0%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	135	122
CDW Finance Corporation
3.57%, 12/01/31	302	266
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	170	161
Commscope Finance LLC
6.00%, 03/01/26 (c) (j)	70	64
8.25%, 03/01/27 (c)	50	23
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	25	22
Endure Digital, Inc.
6.00%, 02/15/29 (c)	140	109
Infineon Technologies AG
2.88%, (100, 01/01/25), EUR (g) (i)	100	106
Intel Corporation
5.60%, 02/21/54	585	596
Marvell Technology, Inc.
5.95%, 09/15/33	1,295	1,343
McAfee Corp.
7.38%, 02/15/30 (c)	275	254
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	295	270
NXP B.V.
5.00%, 01/15/33	680	666
Oracle Corporation
4.00%, 11/15/47	2,025	1,588
3.95%, 03/25/51	1,265	965
Presidio Holdings, Inc.
8.25%, 02/01/28 (c)	150	150
UKG Inc.
6.88%, 02/01/31 (c)	385	392
		7,097
Real Estate 0.5%
American Homes 4 Rent, L.P.
5.50%, 02/01/34	325	324
Country Garden Holdings Company Limited
0.00%, 08/06/30 (d) (e) (g)	365	26
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (c)	185	183
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (g) (i)	200	155
1.63%, 10/13/31, EUR (g)	250	188
Iron Mountain Incorporated
5.25%, 03/15/28 (c)	205	198
5.63%, 07/15/32 (c)	95	90
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	70	64
MPT Operating Partnership, L.P.
5.25%, 08/01/26 (j)	105	96
5.00%, 10/15/27 (j)	75	63
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	170	167
RHP Hotel Properties, LP
4.75%, 10/15/27	110	106
4.50%, 02/15/29 (c)	70	65
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	300	286
4.00%, 09/15/29 (c)	20	18
Simon Property Group, L.P.
6.25%, 01/15/34	365	390
Unibail-Rodamco-Westfield SE
7.25%, (100, 07/03/28), EUR (g) (i)	300	343
Uniti Group Inc.
10.50%, 02/15/28 (c)	130	135
XHR LP
6.38%, 08/15/25 (c)	215	215
4.88%, 06/01/29 (c)	115	106
		3,218
Total Corporate Bonds And Notes (cost $241,188)		229,732
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.2%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 8.56%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,764
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	315	314
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 8.55%, 10/20/26	1,045	1,043
Series 2021-B-2A, 1.90%, 02/20/27	761	690
Series 2024-B-1A, 5.85%, 06/20/29	143	143
Series 2024-C-1A, 6.48%, 06/20/29	650	661
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	359
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	241
Bank 2022-BNK41
Series 2022-B-BNK41, REMIC, 3.92%, 04/16/32 (b)	1,089	918
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	654	670
Series 2024-C-5YR5, REMIC, 7.00%, 02/16/29 (b)	135	138
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.88%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	981
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 0.00%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	250	250
Series 2024-D-CAR1, 0.00%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	250	250
BBCMS Mortgage Trust 2019-C5
Series 2019-C-C5, REMIC, 3.71%, 11/16/29	626	506
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,209	600
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (b)	1,207	1,017
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (b)	781	631
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	964	720
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.51%, 03/17/25 (b)	619	567
Benchmark 2023-B40 Mortgage Trust
Series 2023-D-B40, REMIC, 4.00%, 12/16/33	705	494
Series 2023-B-B40, REMIC, 6.58%, 12/16/33	988	1,037
Series 2023-C-B40, REMIC, 7.39%, 12/16/33 (b)	503	538
Benchmark 2024-V5 Mortgage Trust
Series 2024-D-V5, REMIC, 4.00%, 01/12/29	84	69
Series 2024-B-V5, REMIC, 6.06%, 01/12/29	274	275
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (b)	258	261
Series 2024-A3-V5, REMIC, 5.81%, 01/12/57	882	909
Benchmark 2024-V6 Mortgage Trust
Series 2024-C-V6, REMIC, 6.67%, 03/16/29	450	450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Benefit Street Partners CLO XIX, Ltd
Series 2019-D-19A, 9.38%, (3 Month Term SOFR + 4.06%), 01/18/33 (b)	2,600	2,600
BMO 2023-C5 Mortgage Trust
Series 2023-C-C5, REMIC, 6.63%, 05/17/33 (b)	384	386
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	337	345
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 9.02%, (1 Month Term SOFR + 3.69%), 04/15/24 (b)	2,575	2,578
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	2,505	2,469
Series 2021-F-VOLT, REMIC, 7.84%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	124	125
BX Commercial Mortgage Trust 2023-XL3
Series 2023-B-XL3, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 12/15/25 (b)	450	454
Series 2023-D-XL3, REMIC, 8.91%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	425	428
BX Commercial Mortgage Trust 2024-XL4
Series 2024-B-XL4, REMIC, 7.18%, (1 Month Term SOFR + 1.85%), 02/17/26 (b)	465	465
Series 2024-C-XL4, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 02/17/26 (b)	421	421
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.99%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	1,247	1,245
BX Trust
Series 2024-C-MF, REMIC, 7.24%, 02/17/26 (b)	379	377
Series 2024-D-MF, REMIC, 7.99%, 02/17/26 (b)	867	866
Series 2024-C-BIO, REMIC, 7.97%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,692	1,691
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	1,014	897
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	1,489	1,311
Cambridge Trust Company
Series 2019-D-LIFE, REMIC, 7.36%, (1 Month Term SOFR + 1.80%), 12/15/37 (b)	1,250	1,249
Series 2019-F-LIFE, REMIC, 8.17%, (1 Month Term SOFR + 2.60%), 12/15/37 (b)	464	461
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/55 (b)	1,581	1,573
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	1,049	1,043
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	627
Series 2013-A-375P, REMIC, 3.25%, 05/11/35	359	346
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 0.94%, 10/11/47 (b)	11,080	19
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.30%, 02/12/48 (b)	5,924	30
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.26%, 09/17/27 (b)	473	393
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	536
Cold Storage Trust 2020-ICE5
Series 2020-D-ICE5, 7.54%, (1 Month Term SOFR + 2.21%), 11/15/37 (b)	1,121	1,119
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	1,835	1,594
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.57%, 06/10/46 (b)	424	403
COMM 2014-CCRE16 Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 0.80%, 04/12/47 (b)	3,772	11
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.99%, 06/12/47 (b)	6,941	1
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.81%, 12/12/47 (b)	8,849	18
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29 (m)	1,175	1,153
Series 2024-A2-1A, 5.75%, 02/26/29	789	772
Series 2024-B-1A, 7.00%, 02/26/29	485	455
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	588
CSAIL 2018-C14 Commercial Mortgage Trust
Series 2018-C-C14, REMIC, 4.88%, 10/17/28 (b)	264	221
CSMC 2019-ICE4
Series 2019-E-ICE4, REMIC, 7.52%, (1 Month Term SOFR + 2.20%), 05/15/36 (b)	374	374
Series 2019-F-ICE4, REMIC, 8.02%, (1 Month Term SOFR + 2.70%), 05/15/36 (b)	838	835
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	1,855	1,745
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b)	592	557
Elmwood CLO IV Ltd
Series 2020-D-1A, 8.73%, (3 Month Term SOFR + 3.41%), 04/15/33 (b)	4,250	4,254
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 8.33%, (3 Month Term SOFR + 3.01%), 07/22/30 (b)	2,250	2,250
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 7.14%, (1 Month Term SOFR + 1.81%), 07/15/38 (b)	333	332
Series 2021-D-ESH, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 07/15/38 (b)	1,143	1,141
Five 2023-V1 Mortgage Trust
Series 2023-C-V1, REMIC, 6.30%, 02/11/28 (b)	651	616
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	2,278	2,300
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	467
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 7.06%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,367
Series 2024-C-1A, 8.86%, (SOFR 90-Day Average + 3.50%), 03/02/26 (b)	230	231
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 2.89%, (1 Month Term SOFR + 2.95%), 03/16/26 (b)	828	829
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 0.90%, 11/13/47 (b)	9,653	25
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.72%, 05/12/50 (b)	15,015	79
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,245
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (b)	540	503
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.71%, 09/12/29 (b)	823	601
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	402	388
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	442	430
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.19%, 11/05/26 (b)	400	380
Series 2016-E-HHV, REMIC, 4.19%, 11/05/26 (b)	380	354
ILPT Trust 2019-SURF
Series 2019-A-SURF, REMIC, 4.15%, 02/13/29	1,147	1,079

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.81%, (1 Month Term SOFR + 2.49%), 08/15/24 (b)	1,708	1,717
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (b)	910	835
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	1,814	1,307
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 6.94%, 06/20/31 (b)	717	721
J.P. Morgan Mortgage Trust 2024-2
Series 2024-A6A-2, REMIC, 6.00%, 12/25/28 (b)	1,555	1,547
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 7.32%, 04/21/31 (b)	357	357
Series 2024-M2-HE1, REMIC, 7.72%, 04/21/31 (b)	271	271
Kayne CLO 6 Ltd
Series 2019-D-6A, 9.58%, (3 Month Term SOFR + 4.26%), 01/21/33 (b)	2,450	2,451
Magnetite XXIV, Limited
Series 2019-DR-24A, 8.63%, (3 Month Term SOFR + 3.31%), 04/15/35 (b)	5,200	5,166
Manhattan West 2020-1MW Mortgage Trust
Series 2020-C-1MW, REMIC, 2.41%, 09/10/27 (b)	428	375
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	395
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 8.43%, (3 Month Term SOFR + 3.11%), 04/20/29 (b)	2,000	2,000
MCR 2024-HTL MORTGAGE TRUST
Series 2024-B-HTL, REMIC, 7.71%, 02/17/26 (b)	584	583
Series 2024-D-HTL, REMIC, 9.21%, 02/17/26 (b)	555	554
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (b)	1,550	1,547
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	2,047	2,056
Milos CLO, Ltd.
Series 2017-DR-1A, 8.33%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,750
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	573
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	399	361
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	841	744
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.05%, 12/15/28 (b)	534	479
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	1,111	1,066
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	523	531
MSWF Commercial Mortgage Trust 2023-2
Series 2023-D-2, REMIC, 4.00%, 12/16/33	78	55
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	243
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	728	694
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	450	456
MVW 2024-1 LLC
Series 2024-B-1A, 5.51%, 02/20/43	789	793
Series 2024-C-1A, 6.20%, 02/20/43	443	445
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,028
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	355	312
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,720	1,486
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	3,595	3,074
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,488	1,303
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,927	1,599
OHA Loan Funding 2016-1, Ltd.
Series 2016-DR-1A, 8.58%, (3 Month Term SOFR + 3.26%), 01/20/33 (b)	3,250	3,250
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	990	915
Series 2021-D-PARK, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	260
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,795
OPEN Trust 2023-AIR
Series 2023-C-AIR, REMIC, 10.56%, 11/17/25 (b)	732	737
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.63%, (1 Month Term SOFR + 4.30%), 10/21/25 (b)	931	934
Prestige Auto Receivables Trust 2021-1
Series 2021-C-1A, 1.53%, 02/15/28	939	896
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,245
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	378
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	521
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 12/25/61 (b)	2,983	2,451
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	331	312
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	239	222
Series 2021-D-2A, 3.23%, 09/20/38	204	186
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	279	281
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	244	247
Series 2023-D-2A, 9.72%, 04/20/40	412	417
Series 2023-D-3A, 9.44%, 09/20/40	827	833
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	751	748
Series 2024-D-1A, 8.02%, 09/20/31	225	224
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	328
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,374	1,377
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	6,063	5,103
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 6.57%, (1 Month Term SOFR + 1.24%), 06/25/33 (b) (f)	8	8
Taco Bell Funding, LLC
Series 2018-A2II-1A, 4.94%, 11/25/28	1,779	1,733
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	326	295
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 8.26%, (1 Month Term SOFR + 2.93%), 05/15/24 (b)	1,648	1,658
Series 2022-C-DPM, REMIC, 9.10%, (1 Month Term SOFR + 3.78%), 05/15/37 (b)	975	977
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.78%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	996
TICP CLO XV, Ltd.
Series 2020-D-15A, 8.73%, (3 Month Term SOFR + 3.41%), 04/20/33 (b)	500	500
TIF Funding III LLC
Series 2024-B-1A, 5.58%, 05/22/34	835	837
Series 2024-C-1A, 6.31%, 05/22/34	267	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,446	1,342
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,650	1,647
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	196	196
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.20%, 04/25/31 (b)	1,735	1,733
Trestles CLO III Ltd
Series 2020-D-3A, 8.83%, (3 Month Term SOFR + 3.51%), 01/20/33 (b)	1,000	1,000
Trinitas CLO Ltd
Series 2021-D-16A, 8.88%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,482
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	1,168	1,175
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	5,599	4,636
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,442	1,194
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.73%, 04/25/67 (b)	742	712
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.68%, 11/18/25 (b)	357	333
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.97%, 08/16/47 (b)	8,704	9
Ziply Fiber Issuer LLC
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,058
Total Non-U.S. Government Agency Asset-Backed Securities (cost $159,722)		155,471
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Pwr LLC
Term Loan, 10.86%, (3 Month Term SOFR + 3.50%), 04/28/24 (b)	225	191
Information Technology 0.0%
GTT Communications, Inc.
2022 Opco Term Loan, 12.42%, (PIK + 6.00%), 12/30/27 (b)	66	60
2022 Holdco Term Loan, 14.49%, (SOFR + 9.00%), 06/30/28 (b)	54	37
		97
Communication Services 0.0%
Lumen Tech Inc
Term Loan, 0.00%, (SOFR + 6.00%), 12/31/49 (b) (n)	17	14
Total Senior Floating Rate Instruments (cost $323)		302
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.19% (o) (p)	6,176	6,176
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.29% (o) (p)	3,423	3,423
Total Short Term Investments (cost $9,599)		9,599
Total Investments 114.6% (cost $824,736)		802,385
Other Derivative Instruments (0.0)%		(134)
Other Assets and Liabilities, Net (14.6)%		(102,054)
Total Net Assets 100.0%		700,197

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $108,866.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $80,771 and 11.5% of the Fund.

(d) Non-income producing security.

(e) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) All or a portion of the security was on loan as of March 31, 2024.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	2,484	74,118	70,426	80	—	—	6,176	0.9
JNL Government Money Market Fund, 5.29% - Class SL	3,642	4,654	4,873	41	—	—	3,423	0.5
	6,126	78,772	75,299	121	—	—	9,599	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	113	125	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	532	548	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	919	939	0.1
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	46	48	—
Afflelou, 4.25%, 05/19/26	07/09/21	210	187	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	192	199	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	256	0.1
Altice Financing S.A., 4.25%, 08/15/29	11/11/21	284	219	—
Altice France, 4.13%, 01/15/29	11/10/21	413	289	0.1
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	345	346	0.1
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	260	295	0.1
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	536	539	0.1
Avantor, Inc., 3.88%, 07/15/28	06/06/23	115	120	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	146	153	—
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	202	203	—
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/08/21	550	553	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	613	621	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	608	600	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	206	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	98	95	—
Bellis Acquisition Company PLC, 3.25%, 02/16/26	08/16/23	853	871	0.1
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	145	171	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	182	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	06/23/21	764	752	0.1
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	735	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/01/23	1,046	1,077	0.2
Canpack Spolka Akcyjna, 2.38%, 11/01/27	06/29/23	96	102	—
Ceconomy AG, 1.75%, 06/24/26	06/06/23	276	307	0.1
Centrica PLC, 5.25%, 04/10/75	08/24/22	202	230	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	221	250	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	114	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	610	622	0.1
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	201	196	—
Constellation Automotive Financing PLC, 4.88%, 07/15/27	02/16/24	108	103	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	118	125	—
Coty Inc., 3.88%, 04/15/26	01/11/23	192	197	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	26	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	162	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	248	244	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	08/18/23	746	769	0.1
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	241	239	—
Deutsche Lufthansa Aktiengesellschaft, 3.75%, 02/11/28	01/12/23	101	107	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	09/11/23	108	115	—
Douglas GmbH, 6.00%, 04/08/26	06/05/23	449	464	0.1
Dufry One B.V., 3.38%, 04/15/28	12/05/23	607	615	0.1
EDP - Energias de Portugal, S.A., 5.94%, 04/23/83	05/04/23	327	338	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	222	199	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	731	777	0.1
Electricite de France, 4.00% (callable at 100, 10/04/24)	01/25/23	106	107	—
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	464	467	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	328	333	0.1
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	587	572	0.1
Encore Capital Group, Inc., 4.25%, 06/01/28	11/10/21	240	192	—
Enel S.p.A, 6.38% (callable at 100, 04/16/28)	01/04/24	515	512	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	07/31/23	445	475	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	312	310	0.1
Forvia, 2.38%, 06/15/27	11/03/21	173	152	—
Forvia, 3.75%, 06/15/28	02/17/21	122	105	—
Grifols, S.A., 1.63%, 02/15/25	11/30/23	266	257	0.1
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	106	106	—
GTCR W-2 Merger Sub LLC, 8.50%, 01/15/31	12/05/23	636	650	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	07/13/23	100	102	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	166	155	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	180	188	—
Iceland Bondco PLC, 10.88%, 12/15/27	02/16/24	192	187	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	814	823	0.1
Iliad Holding, 5.63%, 10/15/28	12/09/21	1,029	1,020	0.2
INEOS Quattro Finance 1 plc, 3.75%, 07/15/26	11/11/21	682	626	0.1
Infineon Technologies AG, 2.88% (callable at 100, 01/01/25)	06/06/23	102	106	—
International Consolidated Airlines Group, S.A., 3.75%, 03/25/29	01/24/23	190	212	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	207	183	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	821	809	0.1
Kapla Holding, 3.38%, 12/15/26	11/11/21	192	175	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	109	113	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	61	68	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/10/21	1,515	1,449	0.2
Loxama, 5.75%, 07/15/27	11/01/21	264	243	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	93	91	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	255	237	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	218	235	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	321	283	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	143	124	—
Motion Finco S.a r.l., 7.38%, 06/15/30	09/08/23	106	112	—
Naturgy Finance B.V., 2.37% (callable at 100, 11/23/26)	03/06/24	306	302	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	362	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	238	250	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	09/08/23	232	240	—
Ocado Group PLC, 3.88%, 10/08/26	03/26/24	120	119	—
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	112	119	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	89	100	—
Orsted A/S, 5.25%, 12/08/22	12/11/23	439	447	0.1
Paganini BidCo S.p.A., 8.14%, 10/30/28	06/06/23	325	324	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	300	286	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	471	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	86	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	43	—
Pinewood Finco PLC, 3.25%, 09/30/25	09/08/23	178	186	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	268	247	—
Primo Water Holdings Inc., 3.88%, 10/31/28	05/11/23	98	104	—
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	105	118	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	168	138	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	236	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	217	191	—
Romania, Government of, 4.00%, 02/14/51	01/06/22	694	503	0.1
Schaeffler AG, 3.38%, 10/12/28	03/01/22	113	104	—
SES, 2.88% (callable at 100, 05/27/26)	07/31/23	190	204	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	808	781	0.1
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	420	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	197	—
Synthomer PLC, 3.88%, 07/01/25	02/23/23	229	235	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	278	284	0.1
Telecom Italia SPA, 3.00%, 09/30/25	06/05/23	206	210	—
Telecom Italia SPA, 6.88%, 02/15/28	08/18/23	109	114	—
Telecom Italia SPA, 7.88%, 07/31/28	09/26/23	959	978	0.2
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	203	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	227	235	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	182	153	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	669	602	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	707	732	0.1
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	172	183	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,100	1,054	0.2
Unibail-Rodamco-Westfield SE, 7.25% (callable at 100, 07/03/28)	12/11/23	328	343	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	164	185	—
Valeo, 5.88%, 04/12/29	02/21/24	229	230	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	386	0.1
Veolia Environnement-VE, 5.99% (callable at 100, 11/22/28)	01/10/24	576	564	0.1
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	533	493	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	115	103	—
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	603	623	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	877	882	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	915	774	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	237	248	—
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	578	581	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	508	0.1
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	10/11/23	175	189	—
ZF Europe Finance B.V., 3.00%, 10/23/29	02/17/21	1,001	996	0.2
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	273	324	0.1
		49,626	47,399	6.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	10	June 2024	EUR	1,177	—	6
Italy Government BTP Bond	7	June 2024	EUR	822	(4)	12
United States 10 Year Note	674	June 2024		74,197	(53)	480
United States 10 Year Ultra Bond	119	June 2024		13,502	2	137
United States 2 Year Note	143	July 2024		29,298	(27)	(56)
United States 5 Year Note	804	July 2024		85,937	(95)	104
					(177)	683
Short Contracts
Euro Bund	(36)	June 2024	EUR	(4,758)	—	(47)
Euro Buxl 30 Year Bond	(1)	June 2024	EUR	(133)	—	(3)
Euro OAT	(2)	June 2024	EUR	(255)	—	(2)
Euro Schatz	(45)	June 2024	EUR	(4,766)	1	10
United States Long Bond	(156)	June 2024		(18,423)	(39)	(365)
United States Ultra Bond	(434)	June 2024		(54,662)	(203)	(1,325)
					(241)	(1,732)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M STIBOR (Q)	Receiving	2.82	(A)	02/23/29	SEK	60,139	7	(19)
3M STIBOR (Q)	Receiving	2.67	(A)	02/09/34	SEK	43,253	3	(6)
3M STIBOR (Q)	Receiving	2.63	(A)	02/12/44	SEK	2,665	—	—
3M STIBOR (Q)	Receiving	2.80	(A)	11/20/53	SEK	7,090	(5)	(56)
3M STIBOR (Q)	Receiving	2.33	(A)	12/11/53	SEK	1,910	—	4
3M STIBOR (Q)	Paying	3.15	(A)	11/21/28	SEK	31,818	(4)	50
3M STIBOR (Q)	Paying	2.65	(A)	12/11/28	SEK	8,892	(1)	(4)
3M STIBOR (Q)	Paying	2.67	(A)	02/12/29	SEK	8,982	(1)	(3)
6M Australian Bank Bill Short Term Rate (S)	Receiving	4.26	(S)	03/25/34	AUD	1,692	(3)	(4)
6M Australian Bank Bill Short Term Rate (Q)	Paying	4.34	(S)	03/26/34	NZD	1,845	2	(2)
6M NIBOR (S)	Paying	4.51	(A)	02/23/26	NOK	148,100	(2)	11
Sterling Overnight Index Average Rate (A)	Paying	3.85	(A)	02/07/54	GBP	1,593	2	59
U.S. CPURNSA (A)	Paying	2.56	(A)	03/25/34		1,056	(2)	1
U.S. SOFR (A)	Receiving	3.57	(A)	02/08/54		1,461	(5)	8
U.S. SOFR (A)	Paying	3.80	(A)	02/08/29		5,945	(7)	(52)
							(16)	(13)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.40 (Q)	1.68	1.00	12/20/28	(10,315)	(250)	(2)	133

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/03/24	BRL	375	75	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/03/24	BRL	945	188	(1)
BRL/USD	SCB	04/03/24	BRL	416	83	(2)
BRL/USD	CIT	04/08/24	BRL	6,123	1,220	(15)
BRL/USD	CIT	05/23/24	BRL	1,595	316	(4)
BRL/USD	SCB	05/23/24	BRL	1,136	225	(1)
BRL/USD	SSB	05/23/24	BRL	1,448	287	(5)
BRL/USD	SSB	05/23/24	BRL	306	61	—
CLP/USD	CIT	04/08/24	CLP	1,200,185	1,225	(10)
CLP/USD	SCB	05/16/24	CLP	173,633	177	(2)
COP/USD	CIT	05/16/24	COP	882,000	226	3
COP/USD	GSC	05/16/24	COP	804,500	207	(1)
EUR/CZK	CIT	06/20/24	CZK	(9,101)	(388)	—
EUR/GBP	SSB	04/18/24	GBP	(185)	(233)	—
EUR/HUF	JPM	05/13/24	HUF	(81,583)	(223)	(1)
EUR/HUF	SCB	05/13/24	HUF	(81,101)	(222)	(1)
EUR/HUF	SSB	05/13/24	HUF	(57,934)	(158)	—
EUR/PLN	GSC	04/03/24	PLN	(1,192)	(298)	—
EUR/USD	CIT	04/03/24	EUR	188	203	(2)
EUR/USD	CIT	04/03/24	EUR	302	326	—
EUR/USD	GSC	04/03/24	EUR	316	339	(5)
EUR/USD	GSC	04/03/24	EUR	102	110	—
EUR/USD	JPM	04/18/24	EUR	808	872	(17)
HUF/EUR	CIT	05/13/24	EUR	(53)	(57)	—
HUF/EUR	SSB	05/13/24	EUR	(203)	(219)	3
HUF/USD	CIT	04/08/24	HUF	428,730	1,174	1
HUF/USD	GSC	04/18/24	HUF	7,953	22	(1)
IDR/USD	GSC	06/20/24	IDR	2,540,561	160	(3)
INR/USD	GSC	04/16/24	INR	33,350	400	—
INR/USD	JPM	04/16/24	INR	19,398	233	(1)
INR/USD	JPM	04/16/24	INR	5,092	61	—
JPY/USD	CIT	04/08/24	JPY	255,179	1,687	(18)
KRW/USD	CIT	06/20/24	KRW	722,825	539	(16)
KRW/USD	JPM	06/20/24	KRW	127,691	95	(1)
MXN/USD	CIT	06/20/24	MXN	6,776	402	5
MXN/USD	GSC	06/20/24	MXN	675	40	—
MYR/USD	GSC	06/20/24	MYR	1,797	382	(3)
PEN/USD	GSC	04/18/24	PEN	76	20	—
PEN/USD	JPM	04/18/24	PEN	292	78	2
PLN/EUR	JPM	04/03/24	EUR	(277)	(298)	—
PLN/EUR	CIT	06/20/24	EUR	(260)	(281)	(2)
PLN/EUR	GSC	06/20/24	EUR	(275)	(298)	—
RON/EUR	JPM	04/18/24	EUR	(44)	(48)	—
THB/USD	CIT	06/20/24	THB	5,473	151	(5)
TRY/USD	GSC	01/09/25	TRY	21,559	486	(28)
TRY/USD	GSC	03/24/25	TRY	2,012	42	(1)
TRY/USD	JPM	03/24/25	TRY	2,012	42	—
USD/BRL	CIT	04/03/24	BRL	(1,385)	(276)	4
USD/BRL	JPM	04/03/24	BRL	(351)	(70)	1
USD/BRL	GSC	06/03/24	BRL	(945)	(187)	1
USD/CNY	CIT	05/20/24	CNY	(5,094)	(708)	5
USD/CNY	SCB	06/20/24	CNY	(861)	(120)	(1)
USD/COP	CIT	05/02/24	COP	(1,275,558)	(328)	(8)
USD/COP	GSC	05/02/24	COP	(259,417)	(67)	(2)
USD/EUR	CIT	04/03/24	EUR	(341)	(368)	4
USD/EUR	GSC	04/03/24	EUR	(567)	(611)	3
USD/EUR	CIT	04/04/24	EUR	(232)	(250)	1
USD/EUR	CIT	04/08/24	EUR	(3,680)	(3,971)	28
USD/EUR	CIT	04/18/24	EUR	(300)	(324)	6
USD/EUR	GSC	04/18/24	EUR	(4,686)	(5,060)	86
USD/EUR	SSB	04/18/24	EUR	(16,527)	(17,841)	319
USD/EUR	CIT	05/03/24	EUR	(40)	(43)	—
USD/GBP	CIT	04/18/24	GBP	(240)	(302)	1
USD/GBP	GSC	04/18/24	GBP	(1,004)	(1,268)	12
USD/GBP	SSB	04/18/24	GBP	(334)	(421)	(1)
USD/GBP	SSB	04/18/24	GBP	(4,993)	(6,303)	50
USD/JPY	GSC	04/18/24	JPY	(2,893)	(19)	1
USD/MXN	GSC	04/18/24	MXN	(30,514)	(1,831)	(48)
USD/MYR	GSC	06/20/24	MYR	(758)	(161)	(1)
USD/MYR	GSC	06/20/24	MYR	(1,039)	(221)	—
USD/PEN	GSC	04/18/24	PEN	(146)	(39)	(1)
USD/SGD	CIT	04/29/24	SGD	(296)	(220)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	CIT	06/20/24	THB	(27,959)	(770)	12
USD/THB	GSC	06/20/24	THB	(2,783)	(77)	1
USD/TWD	GSC	06/25/24	TWD	(7,031)	(222)	(1)
USD/ZAR	CIT	06/20/24	ZAR	(3,933)	(206)	—
USD/ZAR	GSC	06/20/24	ZAR	(3,081)	(162)	2
ZAR/USD	CIT	06/20/24	ZAR	7,796	409	(5)
					(32,606)	337

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (Q)	GSC	06/20/24	19,030	—	(36)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	407,281	—	407,281
Corporate Bonds And Notes	—	229,732	—	229,732
Non-U.S. Government Agency Asset-Backed Securities	—	155,471	—	155,471
Senior Floating Rate Instruments	—	302	—	302
Short Term Investments	9,599	—	—	9,599
	9,599	792,786	—	802,385
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	749	—	—	749
Centrally Cleared Interest Rate Swap Agreements	—	133	—	133
Centrally Cleared Credit Default Swap Agreements	—	133	—	133
Open Forward Foreign Currency Contracts	—	552	—	552
	749	818	—	1,567
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,798)	—	—	(1,798)
Centrally Cleared Interest Rate Swap Agreements	—	(146)	—	(146)
Open Forward Foreign Currency Contracts	—	(215)	—	(215)
OTC Total Return Swap Agreements	—	(36)	—	(36)
	(1,798)	(397)	—	(2,195)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 96.9%
Financials 27.6%
American International Group, Inc.	368	28,745
Assurant, Inc.	166	31,329
Bank of America Corporation	791	29,992
Berkshire Hathaway Inc. - Class B (a)	190	79,895
Citigroup Inc.	619	39,164
CME Group Inc. - Class A	159	34,206
First Horizon Corporation	1,861	28,652
JPMorgan Chase & Co.	537	107,639
LPL Financial Holdings Inc.	90	23,760
RenaissanceRe Holdings Ltd	191	44,865
The Allstate Corporation	302	52,332
The Goldman Sachs Group, Inc.	142	59,160
U.S. Bancorp	514	22,968
Voya Financial, Inc.	287	21,248
Willis Towers Watson Public Limited Company	105	28,950
		632,905
Health Care 15.2%
AbbVie Inc.	170	30,932
Alcon AG	125	10,405
Amgen Inc.	36	10,091
Becton, Dickinson and Company	235	58,187
Danaher Corporation	271	67,574
Medtronic, Inc.	930	81,067
Sanofi - ADR	1,074	52,201
UnitedHealth Group Incorporated	79	38,834
		349,291
Industrials 11.6%
3M Company	96	10,175
Eaton Corporation Public Limited Company	86	26,929
FedEx Corporation	134	38,751
Howmet Aerospace Inc.	580	39,696
Hubbell Incorporated	51	21,264
Johnson Controls International Public Limited Company	637	41,585
L3Harris Technologies, Inc.	229	48,777
Northrop Grumman Corporation	48	22,795
Veralto Corporation	188	16,676
		266,648
Energy 10.2%
Chevron Corporation	207	32,705
ConocoPhillips	446	56,772
Diamondback Energy, Inc.	74	14,683
EQT Corporation	905	33,561
Marathon Petroleum Corporation	86	17,258
Occidental Petroleum Corporation	487	31,667
Phillips 66	292	47,701
		234,347
Information Technology 8.0%
Applied Materials, Inc.	244	50,367
Cisco Systems, Inc.	1,074	53,594
Dolby Laboratories, Inc. - Class A	298	24,947
Intel Corporation	619	27,332
International Business Machines Corporation	146	27,876
		184,116
Materials 7.4%
CF Industries Holdings, Inc.	285	23,723
CRH Public Limited Company	586	50,531
Freeport-McMoRan Inc.	967	45,485
International Paper Company	295	11,525
Newmont Corporation	1,077	38,613
		169,877
Communication Services 6.4%
Alphabet Inc. - Class A (a)	167	25,225
AT&T Inc.	3,739	65,811
Omnicom Group Inc.	289	27,956
The Interpublic Group of Companies, Inc.	837	27,308
		146,300
Consumer Discretionary 5.6%
General Motors Company	608	27,567
International Game Technology PLC	1,824	41,200
Las Vegas Sands Corp.	905	46,811
Levi Strauss & Co. - Class A	623	12,444
		128,022
Consumer Staples 2.5%
Kenvue Inc.	2,189	46,973
PepsiCo, Inc.	67	11,696
		58,669
Utilities 2.4%
Constellation Energy Group, Inc.	221	40,939
Dominion Energy, Inc.	269	13,210
		54,149
Total Common Stocks (cost $1,924,727)		2,224,324
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	64,781	64,781
Total Short Term Investments (cost $64,781)		64,781
Total Investments 99.7% (cost $1,989,508)		2,289,105
Other Assets and Liabilities, Net 0.3%		7,773
Total Net Assets 100.0%		2,296,878

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	52,750	367,027	354,996	560	—	—	64,781	2.8
JNL Government Money Market Fund, 5.29% - Class SL	—	51,926	51,926	9	—	—	—	—
	52,750	418,953	406,922	569	—	—	64,781	2.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	2,224,324	—	—	2,224,324
Short Term Investments	64,781	—	—	64,781
	2,289,105	—	—	2,289,105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 86.0%
Mortgage-Backed Securities 65.4%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 12/01/52	24,669	23,076
3.50%, 06/01/48	116	106
3.00%, 04/01/52 - 08/01/52	10,202	8,790
5.50%, 01/01/53 - 10/01/53	8,663	8,624
6.00%, 02/01/53	54,741	55,324
4.50%, 05/01/53 - 10/01/53	24,343	23,174
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 10/01/52	38,919	36,455
3.50%, 03/01/48 - 02/01/50	3,991	3,630
3.00%, 03/01/50 - 07/01/52	8,115	7,037
5.50%, 11/01/52 - 10/01/53	32,299	32,156
4.50%, 04/01/53 - 10/01/53	8,016	7,631
6.00%, 09/01/53	295	298
6.50%, 10/01/53 - 01/01/54	43,646	44,571
TBA, 3.00%, 04/15/54 - 05/15/54 (a)	22,100	19,020
TBA, 3.50%, 04/15/54 - 05/15/54 (a)	63,150	56,505
TBA, 6.50%, 04/15/54 - 05/15/54 (a)	167,025	170,577
TBA, 4.00%, 05/15/54 (a)	58,600	54,285
TBA, 5.00%, 05/15/54 (a) (b)	126,625	123,623
TBA, 5.50%, 05/15/54 (a)	140,325	139,645
TBA, 6.00%, 05/15/54 (a)	148,725	150,102
TBA, 7.00%, 05/15/54 (a)	5,700	5,867
Government National Mortgage Association
5.50%, 07/20/53 - 08/20/53	13,221	13,212
TBA, 3.50%, 04/15/54 (a)	12,600	11,465
TBA, 4.00%, 04/15/54 (a)	6,900	6,457
TBA, 4.50%, 04/15/54 (a)	7,700	7,398
TBA, 5.00%, 05/15/54 (a)	4,000	3,932
		1,012,960
U.S. Treasury Inflation Indexed Securities 10.7%
Treasury, United States Department of
0.13%, 07/15/24 - 07/15/31 (c)	66,975	65,785
0.25%, 01/15/25 - 02/15/50 (c)	35,229	32,472
2.38%, 01/15/25 (c)	2,656	2,652
0.38%, 07/15/25 - 07/15/27 (c)	1,912	1,840
0.75%, 07/15/28 (c) (d)	3,231	3,088
0.88%, 01/15/29 - 02/15/47 (c)	13,034	11,869
0.63%, 07/15/32 - 02/15/43 (c)	12,497	11,280
1.38%, 07/15/33 - 02/15/44 (c)	19,915	19,077
2.13%, 02/15/40 - 02/15/41 (c)	567	573
0.75%, 02/15/42 - 02/15/45 (c)	3,753	2,892
1.00%, 02/15/46 - 02/15/49 (c)	14,268	11,209
1.50%, 02/15/53 (c)	3,733	3,259
		165,996
Sovereign 4.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	489	132
6.15%, 08/12/32, PEN (e)	924	233
6.15%, 08/12/32, PEN	1,771	447
5.40%, 08/12/34, PEN (e)	502	116
Gobierno de la Provincia de Buenos Aires
127.89%, (BADLAR + 3.75%), 04/12/25, ARS (f) (g)	6,440	6
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	24,800	1,409
8.50%, 03/01/29 - 05/31/29, MXN	46,700	2,717
7.75%, 05/29/31, MXN	4,700	260
Ministry of Finance
3.80%, 05/13/60 (g)	2,434	1,677
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (g) (h) (i)	15,000	9,987
0.00%, 06/23/27 - 06/23/47 (e) (g) (h) (i)	3,800	2,488
0.00%, 03/31/30 (g) (h) (i)	365	257
Presidencia De La Nacion
15.50%, 10/17/26, ARS	63,437	29
1.00%, 07/09/29	563	301
0.75%, 07/09/30 (j)	5,561	2,878
3.63%, 07/09/35 - 07/09/46 (j)	4,464	1,867
4.25%, 01/09/38 (j)	3,720	1,739
3.50%, 07/09/41 (j)	4,210	1,715
Republica Bolivariana de Venezuela
0.00%, 10/13/24 - 12/09/49 (g) (h) (i)	5,970	858
Romania, Government of
5.38%, 03/22/31, EUR (e)	1,420	1,541
5.63%, 02/22/36, EUR (e)	1,040	1,119
South Africa, Parliament of
10.50%, 12/21/27, ZAR	309,200	16,791
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,743
6.13%, 10/24/28	600	585
7.63%, 04/26/29	1,330	1,357
5.25%, 03/13/30	3,400	3,073
5.75%, 05/11/47	800	608
Urzad Rady Ministrow
4.63%, 03/18/29	800	793
5.13%, 09/18/34	1,700	1,694
5.50%, 03/18/54	800	794
		61,214
U.S. Treasury Note 3.6%
Treasury, United States Department of
2.25%, 10/31/24 (d)	16,300	16,022
2.63%, 01/31/26 (d)	10,300	9,927
0.50%, 10/31/27 (d)	100	87
0.63%, 11/30/27 - 12/31/27 (d)	1,100	962
0.75%, 01/31/28 (d)	210	184
2.38%, 03/31/29 (d)	11,900	10,905
2.75%, 08/15/32	19,800	17,761
		55,848
Treasury Inflation Indexed Securities 2.0%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	181,424	10,121
4.00%, 11/30/28, MXN (k)	281,990	16,111
2.75%, 11/27/31, MXN (k)	61,394	3,157
Presidencia De La Nacion
3.75%, 05/20/24, ARS (k) (l)	129,562	344
4.00%, 10/14/24, ARS (k)	102,591	435
0.00%, 06/30/25, ARS (k) (m)	117,141	163
		30,331
U.S. Treasury Bond 0.3%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,646
3.00%, 08/15/48	30	23
		4,669
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 11/01/43 (j)	72	42
Total Government And Agency Obligations (cost $1,362,257)		1,331,060
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.3%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.70%, (1 Month Term SOFR + 0.37%), 09/25/36 (f) (j)	3,499	3,433
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 08/25/35 (f) (j)	5,485	4,121
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.46%, (1 Month Term SOFR + 1.13%), 04/25/34 (f) (j)	4,140	3,910
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 6.08%, (1 Month Term SOFR + 0.75%), 03/25/30 (f)	1,103	1,037
Alba 2006-2 PLC
Series 2006-D-2, 5.78%, (SONIA + 0.58%), 12/15/38, GBP (f) (g)	915	1,074
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	2,223	2,161
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 7.47%, (1 Month Term SOFR + 2.14%), 07/25/35 (f) (j)	2,209	2,086

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	671	513
Series 2005-A3-38, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 09/25/35 (f) (j)	217	190
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 10/25/35 (f) (j)	7,204	6,301
Series 2005-1A1-59, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 11/20/35 (f) (j)	1,430	1,287
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 6.00%, (1 Month Term SOFR + 0.67%), 02/25/36 (f) (j)	724	608
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (f) (j)	1,349	1,177
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,026	1,805
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,726	1,614
Series 2015-AA-2, 3.60%, 09/22/27	435	410
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 6.04%, (3 Month Term SOFR + 0.71%), 10/11/42 (e) (f)	7,567	6,644
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	5,000	4,970
Avon Finance No.4 PLC
Series A-4A, 6.12%, (SONIA + 0.90%), 12/28/49, GBP (e) (f) (j)	8,367	10,576
BAMLL Commercial Mortgage Securities Trust 2019-AHT
Series 2019-A-AHT, REMIC, 6.57%, (1 Month Term SOFR + 1.25%), 03/15/34 (f)	7,010	7,002
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
Series 2019-A-RLJ, REMIC, 6.42%, (1 Month Term SOFR + 1.10%), 04/15/36 (f)	700	700
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 6.12%, (1 Month Term SOFR + 0.79%), 02/20/35 (f) (j)	2,981	2,808
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	98	95
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	3,471	1,647
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 10/25/35 (f) (j)	1,003	973
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 6.42%, (1 Month Term SOFR + 1.09%), 12/25/34 (f) (j)	3,408	3,338
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (f)	6,296	555
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 10/15/36 (f)	2,200	2,162
Series 2021-D-ARIA, REMIC, 7.34%, (1 Month Term SOFR + 2.01%), 10/15/36 (f)	2,400	2,352
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 11/17/36 (f)	839	830
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.92%, (1 Month Term SOFR + 0.35%), 07/25/36 (f) (j)	7,130	5,921
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,321
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.60%, (3 Month Term SOFR + 1.28%), 04/17/31 (f)	994	994
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 10/25/36 (f) (j)	5,381	4,327
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.72%, (1 Month Term SOFR + 0.39%), 01/25/35 (e) (f) (j)	147	140
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	515
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,189	6,089
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,249
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,032	1,942
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 6.15%, (1 Month Term SOFR + 0.82%), 11/25/36 (f) (j)	4,361	4,390
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.98%, 11/25/37 (f)	2,905	2,586
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (f) (j)	3,342	3,281
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	3,140	2,700
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,928	850
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	99
Series 2023-C-B, 6.04%, 07/16/29	300	297
CPS Auto Receivables Trust 2023-C
Series 2023-A-C, 6.13%, 12/16/24	1,241	1,240
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.65%, 03/25/68 (j)	7,256	7,318
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.37%, 08/26/36 (f)	685	671
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	464	222
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 4.70%, 06/26/36 (f)	1,903	1,476
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.90%, (1 Month Term SOFR + 0.34%), 09/25/35 (f) (j)	14,071	11,999
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 5.72%, (1 Month Term SOFR + 0.25%), 05/25/35 (f) (j)	687	651
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.83%, (1 Month Term SOFR + 0.37%), 11/25/36 (f) (j)	9,707	7,601
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.72%, (1 Month Term SOFR + 1.39%), 07/25/34 (f) (j)	467	468
Series 2004-M6-BC5, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 07/25/34 (f) (j)	3,733	3,640
Series 2004-M4-AB2, REMIC, 6.72%, (1 Month Term SOFR + 1.39%), 11/25/34 (f) (j)	2,450	2,018
Series 2005-MV6-7, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 08/25/35 (f) (j)	4,000	3,634
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 04/25/46 (f) (j)	2,255	1,888
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 6.25%, (1 Month Term SOFR + 1.46%), 11/25/35 (f)	5,574	2,709
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 6.16%, (1 Month Term SOFR + 0.83%), 01/19/45 (f) (j)	1,122	995
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	155	150
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	11,084	11,305
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 4.48%, (1 Month Term SOFR + 2.21%), 05/25/37 (f) (j)	28,000	23,451
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 6.42%, (1 Month Term SOFR + 1.09%), 01/25/36 (f) (j)	5,905	5,001
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.87%, (SONIA + 0.67%), 06/13/45, GBP (f) (g)	11,954	12,915

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 6.02%, (SONIA + 0.82%), 09/13/45, GBP (f) (g)	24	30
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	11,794	11,790
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	6,809	4,230
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 2.01%, (1 Month Term SOFR + 0.25%), 01/25/37 (f) (j)	13,770	7,105
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 6.55%, (3 Month Term SOFR + 1.23%), 10/15/30 (f)	5,364	5,366
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/25/35 (f) (j)	17,512	14,020
Gilbert Park CLO, Ltd.
Series 2017-A-1A, 6.77%, (3 Month Term SOFR + 1.45%), 10/15/30 (f)	3,197	3,199
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	6,961
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 03/25/36 (f) (j)	3,757	1,847
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 3.06%, 04/28/37 (f)	23,904	5,750
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 06/25/34 (f)	3,626	3,175
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (f) (j)	2,993	2,610
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 07/21/36 (f) (j)	4,639	2,369
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	75
Series 2023-A2-1, 9.75%, 12/15/27	91	91
Hilton Orlando Trust 2018-ORL
Series 2018-A-ORL, REMIC, 6.39%, (1 Month Term SOFR + 1.07%), 12/15/34 (f) (j)	7,300	7,295
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 7.35%, (3 Month Term SOFR + 2.02%), 05/23/39 (f)	9,680	9,083
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 6.22%, (1 Month Term SOFR + 0.89%), 10/25/34 (f) (j)	1,427	1,403
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.39%, 06/25/36 (f)	2,202	1,412
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.50%, (1 Month Term SOFR + 0.51%), 05/25/35 (f)	913	563
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 5.98%, (1 Month Term SOFR + 0.65%), 05/25/36 (f) (j)	1,008	785
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j)	914	821
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/25/35 (f)	6,425	6,132
J.P. Morgan Mortgage Trust 2023-DSC1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (f)	4,535	4,291
JP Morgan Mortgage Trust Series 2024-VIS1
Series 2024-A1-VIS1, REMIC, 6.20%, 09/01/54 (f)	5,000	5,006
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (f)	2,600	2,456
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 4.71%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (f) (g) (j)	9,576	10,229
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 11/17/36 (f) (j)	16,914	16,824
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 08/25/47 (f) (j)	2,349	2,161
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 0.00%, (3 Month Term SOFR + 0.00%), 10/18/30 (f)	7,800	7,801
Magnetite XXV, Limited
Series 2020-A-25A, 6.79%, (3 Month Term SOFR + 1.46%), 01/26/32 (f)	3,300	3,303
Magnetite XXXIX Ltd
Series 2023-A-39A, 6.93%, (3 Month Term SOFR + 1.55%), 10/25/33 (f)	7,400	7,446
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 6.44%, (SONIA + 1.22%), 10/15/48, GBP (f) (g)	3,276	3,710
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 0.00%, 04/15/32 (f)	9,900	9,902
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 7.30%, (1 Month Term SOFR + 1.97%), 06/25/35 (f) (j)	2,828	2,840
Series 2005-A4-NC2, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 11/25/35 (f) (j)	8,988	5,281
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 01/25/35 (f) (j)	3,080	3,000
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (j)	1,001	631
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (j)	14,718	14,156
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,600
Morgan Stanley Capital I Trust 2018-Sun
Series 2018-D-SUN, REMIC, 7.03%, (1 Month Term SOFR + 1.70%), 07/16/35 (f) (j)	9,562	9,514
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 12/15/38 (f)	2,929	2,513
Series 2021-E-230P, REMIC, 8.52%, (1 Month Term SOFR + 3.19%), 12/15/38 (f)	1,800	1,499
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 5.93%, (12 Month Treasury Average + 0.84%), 05/25/47 (f)	1,498	1,212
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.86%, (3 Month Term SOFR + 0.53%), 12/15/39 (f)	1,200	1,142
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 6.33%, (SOFR 30-Day Average + 1.01%), 02/25/33 (f)	6,626	6,569
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	3,018	3,027
Newgate Funding PLC
Series 2007-A3-2X, 5.49%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (f) (g)	3,162	3,867
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 1.10%, (1 Month Term SOFR + 0.29%), 03/25/37 (f) (j)	37,488	12,258
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	3,880	3,908
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.49%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (e) (f)	6,750	7,290
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 6.48%, (1 Month Term SOFR + 1.15%), 05/25/35 (f) (j)	4,461	3,135
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 6.30%, (1 Month Term SOFR + 0.97%), 08/25/35 (f) (j)	2,010	1,873
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 6.04%, (1 Month Term SOFR + 0.71%), 07/25/37 (f) (j)	3,254	3,104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.90%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (f) (g) (j)	1,198	1,497
Pretium Mortgage Credit Partners I, L.P.
Series 2023-A1-RN1, 8.23%, 09/25/26 (j)	6,535	6,586
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 7.39%, (1 Month Term SOFR + 2.06%), 04/25/35 (f) (j)	3,738	3,400
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (j)	14,726	5,112
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (j)	2,934	1,114
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	6,447	6,440
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,669	1,415
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.04%, (1 Month Term SOFR + 0.71%), 04/25/37 (f)	765	615
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 6.24%, (1 Month Term SOFR + 0.91%), 03/25/35 (f) (j)	505	437
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 6.09%, (1 Month Term SOFR + 0.76%), 01/25/35 (f) (j)	74	80
Series 2005-M2-FR3, REMIC, 6.42%, (1 Month Term SOFR + 1.09%), 04/25/35 (f) (j)	943	827
Series 2006-M3-OP1, REMIC, 6.06%, (1 Month Term SOFR + 0.73%), 10/25/35 (f) (j)	3,643	3,573
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 6.15%, (1 Month Term SOFR + 0.82%), 10/25/35 (f) (j)	4,975	4,225
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 4.70%, (1 Month EURIBOR + 0.85%), 01/24/61, EUR (f)	14,441	15,544
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 5.10%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (f) (g)	10,694	11,536
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 6.23%, (SOFR 30-Day Average + 0.91%), 03/25/26 (f)	6,456	6,383
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,433	2,267
Series 2022-A1B-B, REMIC, 6.77%, (SOFR 30-Day Average + 1.45%), 02/16/55 (f)	2,433	2,439
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 7.17%, (SOFR 30-Day Average + 1.85%), 05/16/50 (f)	2,362	2,388
Sound Point CLO XVIII, Ltd.
Series 2017-A1-4A, 6.70%, (3 Month Term SOFR + 1.38%), 01/21/31 (f)	5,905	5,910
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 6.61%, (1 Month Term SOFR + 1.28%), 04/25/35 (f) (j)	2,810	2,602
Series 2005-M2-OPT2, REMIC, 6.28%, (1 Month Term SOFR + 0.95%), 08/25/35 (f) (j)	9,323	8,091
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 06/25/37 (f) (j)	16,615	8,834
Spirit Airlines, Inc.
Series 2017-AA-1, 3.38%, 02/15/30	269	238
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 7.20%, (SONIA + 2.00%), 03/12/52, GBP (f) (g) (j)	3,200	4,040
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 6.27%, (1 Month Term SOFR + 0.94%), 06/25/34 (f) (j)	3,647	3,395
Series 2005-M2-HE1, REMIC, 6.16%, (1 Month Term SOFR + 0.83%), 07/25/35 (f) (j)	1,010	933
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 6.14%, (1 Month Term SOFR + 0.81%), 05/25/37 (f) (j)	15,482	10,590
Structured Asset Securities Corp Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.84%, (1 Month Term SOFR + 0.31%), 06/25/37 (f) (j)	13,697	8,602
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	11,562	10,731
Trinitas CLO IX, Ltd.
Series 2018-ARR-9A, 6.70%, (3 Month Term SOFR + 1.38%), 01/20/32 (f)	3,850	3,852
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 7.16%, (3 Month Term SOFR + 1.83%), 09/20/39 (f)	1,226	1,176
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	808	740
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,617	1,611
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 06/25/67 (j)	5,088	5,076
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (f)	7,212	7,187
Voya CLO 2017-4, Ltd.
Series 2017-A1-4A, REMIC, 6.71%, (3 Month Term SOFR + 1.39%), 10/15/30 (f)	2,148	2,149
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.64%, (1 Month Term SOFR + 0.36%), 04/25/37 (f) (j)	37,075	13,399
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 6.22%, (1 Month Term SOFR + 0.89%), 06/25/45 (f) (j)	1,400	1,389
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.72%, 09/25/35 (f)	2,530	2,287
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 5.79%, (12 Month Treasury Average + 0.70%), 04/25/47 (f)	1,043	883
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 5.88%, 12/25/37 (f)	13,115	11,475
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (f)	800	804
Total Non-U.S. Government Agency Asset-Backed Securities (cost $719,895)		670,964
CORPORATE BONDS AND NOTES 12.1%
Financials 4.9%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,240	1,993
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (g)	100	102
Banco Bilbao Vizcaya Argentaria, S.A.
6.03%, 03/13/35	800	812
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	477
Banco Santander, S.A.
6.53%, 11/07/27 (n)	1,500	1,540
6.61%, 11/07/28 (n)	1,200	1,269
Barclays PLC
6.49%, 09/13/29	1,200	1,247
7.44%, 11/02/33 (n)	2,200	2,436
6.22%, 05/09/34	1,077	1,112
6.69%, 09/13/34 (n)	1,400	1,491
BPCE
6.71%, 10/19/29 (e)	1,650	1,727
7.00%, 10/19/34 (e)	1,400	1,526
CaixaBank, S.A.
6.84%, 09/13/34 (e)	1,100	1,176
Credit Suisse AG
5.18%, (3 Month EURIBOR + 1.23%), 05/31/24, EUR (f) (g)	700	756

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
4.93%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (f) (g) (n)	800	867
3.25%, 04/02/26, EUR (g) (n)	550	588
7.75%, 03/01/29, EUR (g) (n)	2,350	2,890
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (n)	9,500	7,971
Ford Motor Credit Company LLC
5.80%, 03/08/29	1,100	1,104
HSBC Holdings PLC
3.97%, 05/22/30	600	560
2.85%, 06/04/31 (n)	5,040	4,351
6.25%, 03/09/34 (o)	2,800	2,951
Lloyds Banking Group PLC
5.68%, 01/05/35 (n)	700	704
Nationwide Building Society
4.30%, 03/08/29 (e)	1,600	1,531
NatWest Group PLC
4.89%, 05/18/29 (n)	200	195
5.08%, 01/27/30 (n)	2,800	2,749
4.45%, 05/08/30 (n)	2,000	1,904
5.78%, 03/01/35 (n)	1,000	1,014
Rio Oil Finance Trust
8.20%, 04/06/28 (e)	180	183
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (g) (n) (p)	2,780	3,495
3.82%, 11/03/28 (n)	1,800	1,691
6.53%, 01/10/29 (n)	1,000	1,031
Societe Generale
6.69%, 01/10/34 (e) (n)	200	209
Stichting AK Rabobank Certificaten II
6.50%, EUR (f) (g) (j) (p)	4,401	5,027
UBS Group AG
6.33%, 12/22/27 (e)	4,400	4,494
6.25%, 09/22/29 (e)	3,000	3,101
4.19%, 04/01/31 (e) (n)	700	648
3.09%, 05/14/32 (e)	1,550	1,317
6.54%, 08/12/33 (e) (n)	2,850	2,997
9.02%, 11/15/33 (e) (n)	300	363
5.96%, 01/12/34 (e) (n)	925	949
5.70%, 02/08/35 (e) (n)	200	200
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (e) (h) (i) (q)	1,455	254
Wells Fargo & Company
6.30%, 10/23/29	2,400	2,499
		75,501
Utilities 1.8%
Pacific Gas And Electric Company
3.40%, 08/15/24	721	712
3.50%, 06/15/25	577	562
3.30%, 03/15/27 - 12/01/27	1,347	1,258
3.00%, 06/15/28	3,343	3,056
3.75%, 07/01/28	976	914
4.55%, 07/01/30	7,254	6,899
4.40%, 03/01/32	1,000	923
4.50%, 12/15/41	84	67
4.30%, 03/15/45	10,843	8,599
4.25%, 03/15/46	1,260	985
4.95%, 07/01/50 (o)	1,971	1,692
5.25%, 03/01/52	1,000	893
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	380	358
4.45%, 12/01/47	1,700	1,530
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
6.88%, 11/09/28 (g)	400	146
		28,594
Energy 1.3%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,761
Gaz Capital S.A.
0.00%, 03/23/27 (g) (h) (i)	800	544
Gaz Finance PLC
0.00%, 06/29/27 (g) (h) (i)	200	132
2.95%, 01/27/29 (g) (h)	6,400	3,392
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (h) (i)	1,590	149
Petroleos Mexicanos
6.70%, 02/16/32	7,889	6,561
6.95%, 01/28/60 (o)	1,190	785
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	59	52
5.75%, 09/30/39 (e)	640	638
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	2,200	1,976
Venture Global LNG, Inc.
8.13%, 06/01/28 (e)	1,600	1,632
9.50%, 02/01/29 (e)	200	216
8.38%, 06/01/31 (e)	1,400	1,445
9.88%, 02/01/32 (e)	800	862
		20,145
Communication Services 1.1%
DISH DBS Corporation
5.25%, 12/01/26 (e)	2,490	1,964
5.75%, 12/01/28 (e)	1,890	1,300
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	9,103	8,481
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	5,967
		17,712
Health Care 1.1%
Bayer US Finance LLC
6.25%, 01/21/29 (e)	3,700	3,765
Community Health Systems, Inc.
5.63%, 03/15/27 (e)	1,064	979
Lifepoint Health, Inc.
9.75%, 12/01/26 (e)	6,500	6,512
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	4,988
		16,244
Consumer Discretionary 0.9%
Carvana Co.
12.00%, 12/01/28 (e) (l)	1,039	1,016
13.00%, 06/01/30 (e) (l)	2,475	2,426
14.00%, 06/01/31 (e) (l)	2,931	2,946
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	110	133
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	1,927
4.35%, 09/17/27 (e) (o)	4,300	4,087
4.81%, 09/17/30 (e)	300	280
Volkswagen Group of America, Inc.
5.60%, 03/22/34 (e)	500	504
		13,319
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	5,849
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (g)	2,300	2,323
		8,172
Real Estate 0.4%
Country Garden Holdings Company Limited
0.00%, 01/17/25 - 10/22/30 (g) (h) (i)	1,800	121
EPR Properties
4.75%, 12/15/26	32	31
4.95%, 04/15/28	90	86
GLP Financing, LLC
5.25%, 06/01/25	54	54
5.30%, 01/15/29	268	264
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	711
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (g)	3,000	3,038
Uniti Group Inc.
10.50%, 02/15/28 (e)	1,728	1,793
6.50%, 02/15/29 (e)	507	393
		6,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (r)	943	931
Total Corporate Bonds And Notes (cost $202,762)		187,109
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Industrials 1.3%
AI Silk Midco Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 5.00%), 02/21/31, EUR (f) (s)	1,000	1,046
American Airlines, Inc.
2021 Term Loan, 10.33%, (SOFR + 4.75%), 03/10/28 (f)	4,845	5,026
TransDigm, Inc.
2022 Term Loan H, 8.60%, (3 Month Term SOFR + 3.25%), 02/28/27 (f)	3,412	3,418
2023 Term Loan I, 8.58%, (3 Month Term SOFR + 3.25%), 08/10/28 (f)	10,198	10,229
		19,719
Health Care 1.1%
AmSurg
Term Loan, 10.12%, 07/20/26 (f) (q)	2,591	2,591
Term Loan, 14.25%, 11/03/28 (f) (q)	14,898	14,898
		17,489
Utilities 0.3%
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (f) (q)	4,233	4,043
Windstream Services, LLC
Term Loan, 9.43%, 02/28/27 (f) (q)	1,000	984
		5,027
Materials 0.2%
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.81%, (SOFR + 5.50%), 01/04/30 (f)	2,481	2,295
EUR Term Loan B1, 9.41%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (f)	1,300	1,292
Westmoreland Coal Company
PIK Term Loan, 8.00%, 03/15/29 (f) (l) (q)	29	25
		3,612
Consumer Staples 0.2%
Market Bidco Limited
EUR Term Loan B1, 8.65%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (f)	3,058	3,199
Information Technology 0.2%
Poseidon Bidco SASU
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 07/22/30, EUR (f) (s)	2,100	2,221
Communication Services 0.1%
Syniverse Holdings, Inc.
2022 Term Loan, 12.35%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,512	1,436
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (SOFR + 6.25%), 08/24/27 (f)	543	529
		1,965
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.44%, (SOFR + 3.00%), 06/28/24 (f) (q)	21	10
2020 Take Back Term Loan, 3.00%, (SOFR + 3.00%), 06/30/25 (f) (l)	69	27
		37
Total Senior Floating Rate Instruments (cost $52,812)		53,269
COMMON STOCKS 1.2%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (h) (o)	515	850
iHeartMedia, Inc. (h) (q)	91	20
iHeartMedia, Inc. - Class A (h)	124	260
Intelsat Jackson Holdings, Ltd. (h) (q)	124	3,397
Windstream Holdings, Inc. (h) (q)	109	3,437
		7,964
Health Care 0.4%
Amsurg Corp. (h) (q)	101	5,018
Consumer Discretionary 0.3%
NMG Parent LLC (h) (q)	32	4,620
Real Estate 0.0%
Uniti Group Inc.	40	239
Financials 0.0%
UBS Group AG	4	126
Voyager Common Shares (h) (q)	—	—
Voyager Preferred Units (h) (q)	2	—
Materials 0.0%
WestMet Group Holdings (h) (q)	1	2
Westmoreland Coal Company (h) (q)	1	2
		4
Total Common Stocks (cost $17,508)		17,971
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (q)	—	—
Intelsat Jackson Holdings, Ltd. (h) (q)	1	2
Total Warrants (cost $7)		2
SHORT TERM INVESTMENTS 1.4%
U.S. Treasury Bill 0.9%
Treasury, United States Department of
5.33%, 04/11/24	1	1
5.28%, 05/09/24 (d)	293	291
5.34%, 05/16/24 (d)	263	261
5.28%, 06/13/24 (d)	4,900	4,848
5.29%, 06/18/24 - 07/23/24	5,867	5,773
5.32%, 06/20/24	2,200	2,175
5.29%, 06/25/24 (d)	574	567
		13,916
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.19% (t) (u)	5,790	5,790
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (t) (u)	1,374	1,374
Total Short Term Investments (cost $21,075)		21,080
Total Investments 147.4% (cost $2,376,316)		2,281,455
Total Forward Sales Commitments (1.2)% (proceeds $17,735)		(17,817)
Other Derivative Instruments (0.2)%		(2,571)
Other Assets and Liabilities, Net (46.0)%		(713,343)
Total Net Assets 100.0%		1,547,724

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $748,334.

(b) All or a portion of the security is subject to a written call option.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $111,135 and 7.2% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Convertible security.

(o) All or a portion of the security was on loan as of March 31, 2024.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(s) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.2%)
Mortgage-Backed Securities (1.2%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 05/15/54 (a)	(8,200)	(7,817)
Government National Mortgage Association
TBA, 5.50%, 04/15/54 (a)	(10,000)	(10,000)
Total Government And Agency Obligations (proceeds $17,735)		(17,817)
Total Forward Sales Commitments (1.2%) (proceeds $17,735)		(17,817)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2024, the total proceeds for investments sold on a delayed delivery basis was $17,735.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	5,176	67,227	66,613	51	—	—	5,790	0.4
JNL Government Money Market Fund, 5.29% - Class SL	211	9,450	8,287	20	—	—	1,374	0.1
	5,387	76,677	74,900	71	—	—	7,164	0.5

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.78%, 12/15/38	02/19/20	1,135	1,074	0.1
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	98	102	—
Country Garden Holdings Company Limited, 0.00%, 01/17/25	01/13/22	553	41	—
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	26	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	27	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	27	—
Credit Suisse AG, 5.18%, 05/31/24	03/17/23	740	756	0.1
Credit Suisse Group AG, 4.93%, 01/16/26	03/15/23	649	867	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	443	588	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,266	2,890	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.87%, 06/13/45	09/02/20	13,981	12,915	0.8
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 6.02%, 09/13/45	10/15/18	31	30	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	544	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	132	—
Gaz Finance PLC, 2.95%, 01/27/29	01/20/21	6,400	3,392	0.2
Gobierno de la Provincia de Buenos Aires, 127.89%, 04/12/25	09/19/19	49	6	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,724	3,038	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 4.71%, 09/25/62	03/21/23	10,197	10,229	0.7
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 6.44%, 10/15/48	02/19/20	4,156	3,710	0.3
Market Bidco Finco PLC, 4.75%, 11/04/27	05/30/22	2,206	2,323	0.2
Ministry of Finance, 3.80%, 05/13/60	05/12/20	2,819	1,677	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	2,720	0.2
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/14/22	158	290	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	2,030	0.1
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	257	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,844	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,844	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	396	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	132	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	2,997	0.2
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	222	—
Newgate Funding PLC, Series 2007-A3-2X, 5.49%, 12/15/50	11/28/17	4,049	3,867	0.3
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	47	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	47	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	27	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	28	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.90%, 12/15/40	10/06/22	1,300	1,497	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 6.88%, 11/09/28	09/29/22	91	146	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	183	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	148	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	57	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	153	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	53	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	256	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	8	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,695	3,495	0.2
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 5.10%, 02/24/71	03/21/23	11,471	11,536	0.8
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,408	5,027	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 7.20%, 03/12/52	01/05/21	4,368	4,040	0.3
		92,719	87,741	5.7

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2024	AUD	29,036	58	(8)
United States 10 Year Note	22	June 2024		2,429	(2)	8
United States 10 Year Ultra Bond	83	June 2024		9,448	1	64
United States 2 Year Note	15	July 2024		3,071	(3)	(3)
United States 5 Year Note	19	July 2024		2,031	(2)	3
					52	64
Short Contracts
3M SOFR Index	(46)	June 2024		(11,207)	—	320
3M SOFR Index	(35)	September 2024		(8,539)	2	239
3M SOFR Index	(32)	December 2024		(7,815)	4	204
3M SOFR Index	(27)	March 2025		(6,599)	4	157
3M SOFR Index	(25)	June 2025		(6,113)	4	132
3M SOFR Index	(29)	September 2025		(7,093)	5	137
3M SOFR Index	(23)	December 2025		(5,626)	3	99
3M SOFR Index	(31)	March 2026		(7,583)	3	124
3M SOFR Index	(27)	June 2026		(6,603)	2	101
Euro Bund	(58)	June 2024	EUR	(7,623)	(1)	(122)
United States Long Bond	(304)	June 2024		(35,784)	(76)	(829)
United States Ultra Bond	(254)	June 2024		(32,179)	(119)	(587)
					(169)	(25)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	—	(19)
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	—	(8)
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	—	(7)
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	—	15
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	—	13
28-Day MEXIBOR (M)	Receiving	9.26	(M)	06/03/27	MXN	8,500	—	(1)
28-Day MEXIBOR (M)	Receiving	9.07	(M)	06/03/27	MXN	14,400	—	3
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	8
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	34
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	4
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	8.77	(M)	03/01/29	MXN	4,200	—	1
28-Day MEXIBOR (M)	Receiving	8.78	(M)	03/01/29	MXN	4,300	—	1
28-Day MEXIBOR (M)	Receiving	8.76	(M)	03/01/29	MXN	8,400	—	2
28-Day MEXIBOR (M)	Receiving	8.72	(M)	03/07/29	MXN	2,000	—	1
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/07/29	MXN	3,200	—	1
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/07/29	MXN	5,200	—	2
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	2,300	—	1
28-Day MEXIBOR (M)	Receiving	8.67	(M)	05/31/29	MXN	3,600	—	1
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	5,100	—	2
28-Day MEXIBOR (M)	Receiving	8.68	(M)	05/31/29	MXN	6,500	—	2
28-Day MEXIBOR (M)	Receiving	8.81	(M)	05/29/31	MXN	4,400	—	(1)
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	—	(4)
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	1	(18)
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	—	1
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	1	3
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	6
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(5)	(1,797)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(1)	(328)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(1)	(327)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(2)	(553)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	—	(134)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(4)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	(47)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	—	(78)
28-Day MEXIBOR (M)	Paying	8.30	(M)	06/16/28	MXN	19,600	(1)	(15)
28-Day MEXIBOR (M)	Paying	8.51	(M)	07/24/28	MXN	32,900	(1)	(28)
28-Day MEXIBOR (M)	Paying	8.44	(M)	07/25/28	MXN	43,400	(1)	(43)
28-Day MEXIBOR (M)	Paying	8.47	(M)	07/26/28	MXN	21,900	(1)	(21)
28-Day MEXIBOR (M)	Paying	8.55	(M)	07/27/28	MXN	11,100	—	(9)
28-Day MEXIBOR (M)	Paying	8.56	(M)	07/27/28	MXN	66,000	(2)	(50)
28-Day MEXIBOR (M)	Paying	8.62	(M)	07/28/28	MXN	13,600	—	(9)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	27,000	(1)	(16)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	5,400	—	(3)
28-Day MEXIBOR (M)	Paying	8.65	(M)	07/28/28	MXN	13,700	—	(8)
28-Day MEXIBOR (M)	Paying	8.66	(M)	07/28/28	MXN	13,500	—	(7)
28-Day MEXIBOR (M)	Paying	8.60	(M)	07/31/28	MXN	24,500	(1)	(15)
3M EURIBOR (Q)	Paying	2.10	(A)	04/11/24	EUR	9,700	—	(9)
3M EURIBOR (Q)	Paying	2.10	(A)	04/15/24	EUR	13,000	—	(17)
3M EURIBOR (Q)	Paying	2.25	(A)	04/26/24	EUR	9,400	—	(16)
3M EURIBOR (Q)	Paying	2.25	(A)	04/28/24	EUR	8,700	—	(17)
3M EURIBOR (Q)	Paying	2.10	(A)	05/17/24	EUR	8,400	—	(24)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	—
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	—
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	—
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	—
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	—
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	1
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	1
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	1
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	—	3
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	—
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	—	1
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	—
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	1
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	—
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	—
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	—
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	—	7
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	10
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	25
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	19
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	8
6M EURIBOR (S)	Receiving	3.27	(A)	11/08/28	EUR	2,800	—	(73)
6M EURIBOR (S)	Receiving	3.26	(A)	11/22/28	EUR	1,300	—	(34)
6M EURIBOR (S)	Receiving	2.92	(A)	12/13/28	EUR	3,200	—	(34)
6M EURIBOR (S)	Receiving	2.88	(A)	12/19/28	EUR	2,600	—	(23)
6M EURIBOR (S)	Receiving	2.95	(A)	12/29/28	EUR	1,700	—	(22)
6M EURIBOR (S)	Receiving	2.76	(A)	01/03/29	EUR	1,900	—	(7)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	(1)	845
6M EURIBOR (S)	Receiving	3.25	(A)	11/06/33	EUR	1,700	—	(103)
6M EURIBOR (S)	Receiving	3.15	(A)	11/20/33	EUR	1,700	—	(87)
6M EURIBOR (S)	Receiving	3.13	(A)	12/04/33	EUR	1,100	—	(55)
6M EURIBOR (S)	Receiving	2.99	(A)	12/08/33	EUR	1,900	—	(70)
6M EURIBOR (S)	Receiving	2.97	(A)	12/15/33	EUR	2,300	—	(82)
6M EURIBOR (S)	Receiving	2.89	(A)	12/22/33	EUR	2,100	—	(60)
6M EURIBOR (S)	Receiving	2.65	(A)	01/08/34	EUR	2,300	—	(13)
6M EURIBOR (S)	Receiving	2.67	(A)	04/03/34	EUR	1,000	—	(9)
6M EURIBOR (S)	Receiving	2.75	(A)	09/18/34	EUR	20,800	5	(22)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(1)	2,897
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(1)	1,427
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(2)	1,213
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	—	(29)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	(2)	(539)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	(1)	(539)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	(1)	(612)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	—	(297)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	(1)	89
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	—	94
6M EURIBOR (S)	Paying	2.75	(A)	09/18/29	EUR	33,700	(5)	(43)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(3)	(1,383)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	—	(10)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	—	98
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	(50)	215
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(29)	2,131
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(18)	1,396
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	(5)	103
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	(4)	153
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	(2)	79
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	—	(21)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(1)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(2)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	—
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	1
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	1
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(1)	(13)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(1)	(19)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(2)	(28)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(3)	(28)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(3)	(28)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(3)	(31)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	2
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	—
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	8
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(1)	(9)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(1)	(13)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	(1)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(3)	(34)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(3)	(41)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	—	—
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(5)	(58)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	—	(5)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/54	GBP	1,700	(2)	(6)
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	09/18/29	GBP	26,500	1	30
Sterling Overnight Index Average Rate (A)	Paying	4.32	(A)	10/20/33	GBP	1,000	—	65
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	—	(167)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	—	(164)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	1	(370)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(3)	(187)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(4)	(225)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(7)	(334)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(4)	(166)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(5)	(265)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(9)	(459)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(9)	(367)
U.S. SOFR (Q)	Receiving	2.50	(S)	12/18/24		2,400	—	134
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	90
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(1)	601
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	32	1,132
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	18	631
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	2	417
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25		7,600	2	418
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	19	873
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	14	636
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	4	267
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	33	2,851
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	27	6,749
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	4	68
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	6	446
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	1	119
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	1	308
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	13	965
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	9	688
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	7	522
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	10	507
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	3	4
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	1	209
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	—	316
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	3	42
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	23	(24)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	—	235
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	5	75
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	7	119
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		52,530	63	765
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(1)	338
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	—	652
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	7	95
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(1)	1,099
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(1)	670
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(1)	328
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	—	705
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	6	12,923
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	64	2,616
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	1	308
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30		200	—	3
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		200	—	4
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		200	—	2
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30		300	—	4
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		300	—	3
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		400	—	5
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		400	—	7
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30		400	—	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	—	8
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	—	8
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	—	10
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	—	6
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	—	9
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	—	9
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	12
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	12
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	12
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	1	8
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	1	16
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	1	(3)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	44	261
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	5	148
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	5	5,154
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	6	120
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	13	200
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(19)	5,579
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	1	211
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	29	1,799
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	17	1,225
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	1	110
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	2	515
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	1	(78)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	1	(36)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	—	—
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	—	(1)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	—	3
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	—	9
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	—	15
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	1	36
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	1	48
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	—	23
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(4)	239
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(6)	407
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(15)	1,059
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(74)	5,198
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(30)	2,018
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(24)	1,303
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	(3)	297
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	(76)	1,493
U.S. SOFR (A)	Paying	5.10	(A)	05/24/24	459,490	(14)	391
U.S. SOFR (A)	Paying	5.40	(A)	06/11/24	269,710	(4)	79
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24	13,600	—	(3)
U.S. SOFR (A)	Paying	4.04	(A)	06/20/24	7,600	—	(25)
U.S. SOFR (A)	Paying	4.06	(A)	06/20/24	30,400	—	(100)
U.S. SOFR (A)	Paying	4.14	(A)	06/26/24	12,700	(1)	(42)
U.S. SOFR (A)	Paying	2.92	(A)	10/17/24	9,400	(1)	(122)
U.S. SOFR (A)	Paying	3.02	(A)	10/28/24	3,800	(1)	(50)
U.S. SOFR (A)	Paying	2.97	(A)	10/31/24	3,700	(1)	(50)
U.S. SOFR (A)	Paying	3.14	(A)	10/31/24	3,700	(1)	(46)
U.S. SOFR (A)	Paying	3.19	(A)	10/31/24	3,700	(1)	(45)
U.S. SOFR (A)	Paying	3.23	(A)	10/31/24	3,700	(1)	(45)
U.S. SOFR (A)	Paying	2.84	(A)	11/05/24	3,700	(1)	(54)
U.S. SOFR (A)	Paying	3.09	(A)	11/12/24	3,700	(1)	(50)
U.S. SOFR (A)	Paying	2.91	(A)	11/18/24	3,700	(1)	(55)
U.S. SOFR (A)	Paying	3.75	(A)	11/25/24	7,200	(2)	(70)
U.S. SOFR (A)	Paying	3.65	(A)	11/26/24	7,200	(2)	(75)
U.S. SOFR (A)	Paying	3.65	(A)	12/09/24	7,300	(2)	(79)
U.S. SOFR (A)	Paying	3.75	(A)	12/13/24	7,300	(2)	(75)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	(106)	(563)
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	(66)	(296)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	(23)	(2,797)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	(4)	(279)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	(2)	(293)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	(54)	(3,872)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	(4)	(278)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	(33)	(2,432)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	(21)	(1,547)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	(3)	(161)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(3)	(190)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(4)	(138)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(2)	(57)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	(3)	(96)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(18)	(2,108)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(17)	(242)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	(2)	(1,409)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	(1)	(770)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	—	(119)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	—	(193)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(8)	(17)
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(3)	(3)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(145)	(12,376)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(1)	7
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(2)	(71)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(2)	(67)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(5)	(109)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(4)	(117)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(2)	(34)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(12)	(289)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(1)	(2,940)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(3)	(8,532)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	2	(356)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	2	(335)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	1	(235)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	1	(206)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	2	(280)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	5	(440)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(1)	(144)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(1)	(94)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(1)	(134)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(2)	(223)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(1)	(31)
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	—	(13)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(1)	(30)
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(1)	(8)
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(1)	10
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(1)	69
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(1)	60
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(1)	56
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(1)	69
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	—	67
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(1)	169
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	—	1
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(2)	92
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	—	(10)
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	—	(6)
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(1)	(33)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(1)	(29)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	—	(21)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	—	(10)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(1)	8
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	—	(14)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	83	(4,999)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	2	(107)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	2	(104)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	4	(117)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	10	(134)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	3	25
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	3	32
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	3	35
						(428)	17,298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.49	1.00	12/20/25	(500)	5	—	(2)
AT&T Inc. (Q)	1.05	1.00	06/20/28	(3,700)	57	1	96
CDX.EM.31.V3 (Q)	0.13	1.00	06/20/24	(4,472)	8	—	66
CDX.EM.32.V4 (Q)	0.28	1.00	12/20/24	(1,275)	6	—	28
CDX.EM.34.V3 (Q)	1.99	1.00	12/20/25	(2,944)	(32)	2	101
CDX.EM.36.V3 (Q)	1.27	1.00	12/20/26	(12,236)	(67)	—	478
CDX.EM.38 (Q)	1.47	1.00	12/20/27	(1,600)	(21)	—	114
CDX.EM.39 (Q)	1.54	1.00	06/20/28	(900)	(16)	—	45
CDX.EM.40 (Q)	2.26	1.00	12/20/28	(8,400)	(204)	(1)	202
CDX.NA.HY.34.V12 (Q)	1.47	5.00	06/20/25	(356)	16	—	(11)
CDX.NA.HY.35.V4 (Q)	1.65	5.00	12/20/25	(194)	12	—	(5)
CDX.NA.HY.36.V4 (Q)	1.97	5.00	06/20/26	(9,118)	634	(6)	(218)
CDX.NA.HY.37.V4 (Q)	2.19	5.00	12/20/26	(2,716)	211	(1)	62
CDX.NA.HY.39.V3 (Q)	3.00	5.00	12/20/27	(490)	36	—	42
CDX.NA.HY.40.V2 (Q)	3.22	5.00	06/20/28	(297)	22	—	16
CDX.NA.HY.41.V2 (Q)	4.79	5.00	12/20/28	(33,660)	2,478	(10)	2,131
CDX.NA.HY.42 (Q)	0.00	5.00	06/20/29	(8,400)	601	8	6
CDX.NA.IG.41 (Q)	0.74	1.00	12/20/28	(12,700)	290	—	104
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(23,200)	524	(1)	5
EADS Finance (Q)	0.25	1.00	06/20/26	(6,500)	127	2	(37)
EADS Finance (Q)	0.37	1.00	06/20/28	(100)	3	—	1
Ford Motor Credit Company LLC (Q)	0.49	5.00	06/20/25	(600)	34	—	3
Ford Motor Credit Company LLC (Q)	0.58	5.00	12/20/25	(900)	68	(1)	34
General Electric Company (Q)	0.22	1.00	06/20/26	(4,500)	80	(1)	27
Rolls-Royce Group PLC (Q)	0.38	1.00	12/20/25	(4,400)	55	(1)	501
Rolls-Royce Group PLC (Q)	0.52	1.00	12/20/26	(1,300)	22	—	79
Rolls-Royce Group PLC (Q)	0.62	1.00	06/20/27	(1,500)	27	1	175
Verizon Communications Inc. (Q)	0.35	1.00	12/20/24	(2,400)	13	—	6
Verizon Communications Inc. (Q)	0.60	1.00	06/20/28	(3,900)	69	(1)	75
Verizon Communications Inc. (Q)	1.07	1.00	12/20/28	(900)	16	—	18
					5,074	(9)	4,142

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2024	GSC	Call		113.00	04/26/24	49	5,537	(8)
United States 10 Year Note Future, Jun. 2024	GSC	Put		109.00	04/26/24	49	5,341	(8)
								(32)
Foreign Currency Options
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/06/25	2,000,000	2,000	(48)
USD/MXN Spot Rate	DUB	Call	MXN	18.10	02/11/25	943,000	943	(24)
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/13/25	2,358,000	2,358	(58)
								(130)
Interest Rate Swaptions
3M LIBOR, 04/04/25	CIT	Call		2.69	04/02/24	2,000,000	2,000	—
3M LIBOR, 04/10/25	DUB	Call		2.79	04/08/24	3,200,000	3,200	—
3M LIBOR, 04/04/25	GSC	Call		2.70	04/02/24	12,000,000	12,000	—
3M LIBOR, 04/10/34	GSC	Call		3.50	04/08/24	2,300,000	2,300	—
3M LIBOR, 04/10/25	GSC	Call		2.72	04/08/24	4,000,000	4,000	—
3M LIBOR, 04/17/34	GSC	Call		3.68	04/15/24	2,300,000	2,300	(4)
3M LIBOR, 04/22/34	GSC	Call		3.69	04/18/24	2,300,000	2,300	(5)
3M LIBOR, 04/16/34	JPM	Call		3.55	04/12/24	2,500,000	2,500	(1)
3M LIBOR, 04/04/25	CIT	Put		2.69	04/02/24	2,000,000	2,000	(45)
3M LIBOR, 04/10/25	DUB	Put		2.79	04/08/24	3,200,000	3,200	(68)
3M LIBOR, 04/04/25	GSC	Put		2.70	04/02/24	12,000,000	12,000	(270)
3M LIBOR, 04/10/34	GSC	Put		3.90	04/08/24	2,300,000	2,300	(6)
3M LIBOR, 04/10/25	GSC	Put		2.72	04/08/24	4,000,000	4,000	(88)
3M LIBOR, 04/17/34	GSC	Put		4.08	04/15/24	2,300,000	2,300	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
3M LIBOR, 04/22/34	GSC	Put	4.09	04/18/24	2,300,000		2,300	(2)
3M LIBOR, 04/16/34	JPM	Put	3.95	04/12/24	2,500,000		2,500	(5)
6M EURIBOR, 04/10/29	CIT	Call	2.50	04/08/24	2,500,000	EUR	2,500	(1)
6M EURIBOR, 04/16/29	CIT	Call	2.43	04/12/24	2,400,000	EUR	2,400	—
6M EURIBOR, 04/17/34	CIT	Call	2.55	04/15/24	2,400,000	EUR	2,400	(10)
6M EURIBOR, 05/02/29	CIT	Call	2.48	04/29/24	2,400,000	EUR	2,400	(3)
6M EURIBOR, 04/09/34	JPM	Call	2.49	04/05/24	2,100,000	EUR	2,100	(2)
6M EURIBOR, 04/24/29	JPM	Call	2.56	04/22/24	3,600,000	EUR	3,600	(7)
6M EURIBOR, 04/29/34	JPM	Call	2.48	04/25/24	1,600,000	EUR	1,600	(5)
6M EURIBOR, 04/10/29	CIT	Put	2.85	04/08/24	2,500,000	EUR	2,500	—
6M EURIBOR, 04/16/29	CIT	Put	2.77	04/12/24	2,400,000	EUR	2,400	(2)
6M EURIBOR, 04/17/34	CIT	Put	2.81	04/15/24	2,400,000	EUR	2,400	(1)
6M EURIBOR, 05/02/29	CIT	Put	2.78	04/29/24	2,400,000	EUR	2,400	(4)
6M EURIBOR, 04/09/34	JPM	Put	2.81	04/05/24	2,100,000	EUR	2,100	—
6M EURIBOR, 04/24/29	JPM	Put	2.86	04/22/24	3,600,000	EUR	3,600	(2)
6M EURIBOR, 04/29/34	JPM	Put	2.77	04/25/24	1,600,000	EUR	1,600	(2)
								(535)
Options on Securities
Federal National Mortgage Association, Inc, 06/15/2053	CIT	Put	96.20	06/06/24	3,700,000		3,559	(16)
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Call	98.08	04/04/24	2,800,000		2,746	(2)
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	GSC	Put	96.77	04/04/24	2,200,000		2,129	(1)
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	96.18	04/04/24	2,500,000		2,404	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	95.08	04/04/24	2,800,000		2,662	—
Federal National Mortgage Association, Inc, 5.00%, 05/15/2054	JPM	Call	97.66	05/06/24	7,400,000		7,227	(46)
Federal National Mortgage Association, Inc, 5.00%, 05/15/2054	JPM	Put	95.66	05/06/24	7,400,000		7,079	(11)
Federal National Mortgage Association, Inc, 5.00%, 06/15/2053	CIT	Call	99.20	06/06/24	3,700,000		3,670	(9)
								(85)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	JPM	05/03/24	BRL	151,192	30,052	(541)
EUR/USD	BCL	04/02/24	EUR	73,188	78,959	(227)
EUR/USD	CIT	04/02/24	EUR	3,373	3,639	(39)
EUR/USD	CIT	05/02/24	EUR	5,194	5,610	(23)
IDR/USD	BOA	06/20/24	IDR	33,033,376	2,079	(49)
IDR/USD	CIT	06/20/24	IDR	203,372	13	—
IDR/USD	JPM	06/20/24	IDR	75,288,705	4,739	(28)
INR/USD	CIT	06/20/24	INR	113,845	1,362	(11)
INR/USD	DUB	06/20/24	INR	585,813	7,007	(57)
INR/USD	JPM	06/20/24	INR	598,132	7,154	(29)
JPY/USD	GSC	04/02/24	JPY	6,779,926	44,787	(1,068)
MXN/USD	JPM	06/20/24	MXN	243	14	—
MXN/USD	BCL	02/10/25	MXN	14,509	831	31
MXN/USD	DUB	02/13/25	MXN	6,822	391	14
MXN/USD	DUB	02/18/25	MXN	17,155	982	39
TRY/USD	BCL	04/01/24	TRY	21,418	662	3
TRY/USD	BCL	04/03/24	TRY	21,445	663	3
TRY/USD	BCL	04/04/24	TRY	39,652	1,223	(5)
TRY/USD	BCL	04/05/24	TRY	26,802	826	(1)
TRY/USD	BCL	04/09/24	TRY	22,448	688	(15)
TRY/USD	BCL	04/15/24	TRY	7,476	228	(5)
TRY/USD	GSC	04/15/24	TRY	5,614	171	(1)
TRY/USD	BCL	04/16/24	TRY	15,091	459	(2)
TRY/USD	GSC	04/18/24	TRY	6,439	195	4
TRY/USD	BCL	04/19/24	TRY	10,853	329	(8)
TRY/USD	GSC	04/19/24	TRY	5,756	174	(1)
TRY/USD	BCL	04/22/24	TRY	15,026	454	(12)
TRY/USD	BCL	04/24/24	TRY	53,356	1,606	(42)
TRY/USD	BCL	04/26/24	TRY	29,640	890	(25)
TRY/USD	BCL	04/30/24	TRY	4,385	131	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	05/02/24	TRY	25,599	763	(3)
TRY/USD	BCL	05/03/24	TRY	35,507	1,057	(10)
TRY/USD	BCL	05/09/24	TRY	6,399	189	3
TRY/USD	GSC	05/10/24	TRY	5,222	154	3
TRY/USD	GSC	05/13/24	TRY	14,433	425	7
TRY/USD	GSC	05/14/24	TRY	13,488	396	6
TRY/USD	GSC	05/15/24	TRY	14,254	418	7
TRY/USD	BCL	05/16/24	TRY	3,109	91	—
TRY/USD	JPM	05/16/24	TRY	3,143	92	—
TRY/USD	BCL	05/17/24	TRY	3,183	93	(1)
TRY/USD	BCL	05/21/24	TRY	22,794	664	2
TRY/USD	BCL	05/23/24	TRY	12,710	369	—
TRY/USD	JPM	05/28/24	TRY	9,100	263	—
TRY/USD	JPM	05/31/24	TRY	20,299	585	1
TRY/USD	BCL	06/20/24	TRY	29,087	819	15
TRY/USD	BCL	06/21/24	TRY	6,089	171	3
TRY/USD	GSC	06/25/24	TRY	4,480	126	—
TRY/USD	BCL	09/09/24	TRY	8,527	219	4
TRY/USD	GSC	09/09/24	TRY	17,633	452	11
TRY/USD	JPM	03/12/25	TRY	11,035	235	7
TRY/USD	DUB	03/13/25	TRY	12,490	266	3
USD/AUD	CIT	04/02/24	AUD	(1,366)	(890)	(1)
USD/AUD	BCL	05/02/24	AUD	(1,366)	(891)	(3)
USD/CHF	GSC	04/02/24	CHF	(627)	(695)	15
USD/CHF	DUB	05/02/24	CHF	(621)	(691)	1
USD/CNY	CIT	04/19/24	CNY	(414)	(57)	—
USD/EUR	BCL	04/02/24	EUR	(1,049)	(1,132)	3
USD/EUR	CIT	04/02/24	EUR	(75,512)	(81,466)	322
USD/EUR	BCL	05/02/24	EUR	(71,028)	(76,721)	192
USD/GBP	BOA	04/02/24	GBP	(12,986)	(16,390)	51
USD/GBP	GSC	04/02/24	GBP	(20,919)	(26,403)	114
USD/MXN	CIT	04/19/24	MXN	(15,804)	(948)	(10)
USD/MXN	GSC	04/19/24	MXN	(14,284)	(857)	(15)
USD/MXN	CIT	05/14/24	MXN	(236,201)	(14,113)	(208)
USD/MXN	JPM	05/14/24	MXN	(16,414)	(981)	(5)
USD/MXN	CIT	06/20/24	MXN	(21,349)	(1,268)	(10)
USD/MXN	DUB	02/10/25	MXN	(14,501)	(831)	(31)
USD/MXN	DUB	02/13/25	MXN	(6,824)	(391)	(14)
USD/MXN	DUB	02/18/25	MXN	(17,115)	(980)	(37)
USD/PEN	CIT	06/20/24	PEN	(3,401)	(913)	1
USD/TWD	BCL	05/20/24	TWD	(1,236)	(39)	—
USD/TWD	JPM	05/20/24	TWD	(772)	(24)	—
USD/TWD	JPM	06/20/24	TWD	(209,787)	(6,616)	206
USD/ZAR	BCL	04/19/24	ZAR	(298,603)	(15,744)	25
					(44,876)	(1,442)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.63	1.00	06/20/26	(7,200)	59	(245)	304
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(700)	4	(12)	16
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	3	(8)	11
Presidencia da Republica (Q)	GSC	0.63	1.00	06/20/26	(10,600)	87	(360)	447
CDX.NA.HY.33.V13 (Q)	CIT	0.05	5.00	12/20/24	(13,554)	502	2,257	(1,755)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	(17)	(325)	308
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(12)	(41)	29
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(13)	60	(73)
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(409)	(1,365)	956
CMBX.NA.AAA.6 (M)	NOT FOUND	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,937)	(11)	48	(59)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.88	1.00	12/20/26	(1,000)	3	(47)	50
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.09	1.00	06/20/27	(200)	—	(7)	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	2.36	1.00	06/20/27	(300)	—	(11)	11
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.24	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	2.36	1.00	06/20/27	(300)	—	(12)	12
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.13	1.00	06/20/24	(3,300)	8	(56)	64
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(1,500)	10	(12)	22
South Africa, Parliament of (Q)	DUB	1.51	1.00	12/20/26	(1,200)	(18)	(53)	35
South Africa, Parliament of (Q)	GSC	0.43	1.00	06/20/24	(600)	1	(25)	26
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	1	(78)	79
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(500)	1	(61)	62
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(1,810)	4	(224)	228
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	0.71	1.00	12/20/24	(100)	1	(10)	11
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	0.71	1.00	12/20/24	(200)	1	(23)	24
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	0.33	1.00	06/20/24	(200)	—	(19)	19
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	0.71	1.00	12/20/24	(1,300)	3	(146)	149
					(200,917)	207	(784)	991

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,331,060	—	1,331,060
Non-U.S. Government Agency Asset-Backed Securities	—	670,964	—	670,964
Corporate Bonds And Notes	—	186,855	254	187,109
Senior Floating Rate Instruments	—	30,718	22,551	53,269
Common Stocks	1,349	126	16,496	17,971
Warrants	—	—	2	2
Short Term Investments	7,164	13,916	—	21,080
	8,513	2,233,639	39,303	2,281,455
Liabilities - Securities
Government And Agency Obligations	—	(17,817)	—	(17,817)
	—	(17,817)	—	(17,817)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,588	—	—	1,588
Centrally Cleared Interest Rate Swap Agreements	—	79,757	—	79,757
Centrally Cleared Credit Default Swap Agreements	—	4,415	—	4,415
Open Forward Foreign Currency Contracts	—	1,096	—	1,096
OTC Credit Default Swap Agreements	—	2,878	—	2,878
	1,588	88,146	—	89,734
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,549)	—	—	(1,549)
Centrally Cleared Interest Rate Swap Agreements	—	(62,459)	—	(62,459)
Centrally Cleared Credit Default Swap Agreements	—	(273)	—	(273)
OTC Written Options	—	(782)	—	(782)
Open Forward Foreign Currency Contracts	—	(2,538)	—	(2,538)
OTC Credit Default Swap Agreements	—	(1,887)	—	(1,887)
	(1,549)	(67,939)	—	(69,488)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 78.6%
Financials 32.0%
AerCap Ireland Capital Designated Activity Company
4.45%, 04/03/26	600	591
2.45%, 10/29/26	900	836
3.30%, 01/30/32	3,700	3,177
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,131
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	600
Ally Financial Inc.
5.80%, 05/01/25	1,500	1,497
4.75%, 06/09/27	400	388
6.99%, 06/13/29	500	519
6.85%, 01/03/30	800	823
Antares Holdings LP
3.95%, 07/15/26 (a)	300	282
3.75%, 07/15/27 (a)	1,250	1,137
7.95%, 08/11/28 (a)	600	623
AON North America, Inc.
5.15%, 03/01/29	900	904
Arch Capital Group Ltd.
3.64%, 06/30/50	615	455
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,059
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	465
Ares Management Corporation
6.38%, 11/10/28	800	838
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	519
3.60%, 09/15/51	1,700	1,224
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	600	597
3.50%, 11/01/27 (a)	1,532	1,427
Avolon Holdings Funding Limited
4.25%, 04/15/26 (a)	700	676
2.53%, 11/18/27 (a)	2,826	2,514
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	674
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (b)	4,000	3,755
Banco Santander, S.A.
3.49%, 05/28/30 (b)	4,600	4,152
Bank of America Corporation
4.30%, (100, 01/28/25) (c)	2,700	2,631
5.13%, (100, 06/20/24) (c)	1,600	1,603
2.46%, 10/22/25	2,100	2,062
3.82%, 01/20/28	5,600	5,397
4.38%, 04/27/28	600	586
3.42%, 12/20/28	631	592
3.97%, 02/07/30	7,000	6,632
1.90%, 07/23/31	3,900	3,202
2.69%, 04/22/32	2,900	2,456
4.57%, 04/27/33 (d)	1,900	1,802
5.29%, 04/25/34	3,200	3,191
Barclays PLC
2.85%, 05/07/26 (b)	1,400	1,357
5.69%, 03/12/30 (b)	3,200	3,217
6.22%, 05/09/34	3,100	3,200
6.69%, 09/13/34 (b)	1,100	1,171
BGC Group, Inc.
4.38%, 12/15/25 (e)	700	681
8.00%, 05/25/28 (e)	700	743
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	784
Blackstone Inc.
2.50%, 01/10/30 (a)	5,700	4,937
5.00%, 06/15/44 (a)	300	277
Blue Owl Finance LLC
4.13%, 10/07/51 (a)	3,400	2,296
BNP Paribas
7.00%, (100, 08/16/28) (a) (b) (c)	200	197
8.50%, (100, 08/14/28) (a) (b) (c)	200	209
2.82%, 11/19/25 (a) (b)	5,500	5,394
4.40%, 08/14/28 (a) (b)	900	868
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	338	311
BPCE
6.61%, 10/19/27 (a)	900	919
5.72%, 01/18/30 (a) (b)	500	500
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	314
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,925
4.35%, 04/15/30	600	573
5.97%, 03/04/54	225	232
Brown & Brown, Inc.
4.95%, 03/17/52	3,400	2,997
CaixaBank, S.A.
5.67%, 03/15/30 (a)	400	400
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (a)	1,500	1,552
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (c)	3,200	2,987
Capital One Financial Corporation
3.95%, (100, 09/01/26) (c)	1,700	1,513
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	462
Citigroup Inc.
4.15%, (100, 11/15/26) (c)	4,400	4,064
7.20%, (100, 05/15/29) (c)	700	717
5.49%, 12/04/26	3,700	3,737
5.17%, 02/13/30 (d)	1,300	1,295
4.41%, 03/31/31	1,700	1,621
Citizens Bank, National Association
3.75%, 02/18/26	600	579
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (c)	800	692
CNA Financial Corporation
2.05%, 08/15/30	300	251
5.50%, 06/15/33	900	912
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	1,871
Constellation Insurance, Inc.
6.80%, 01/24/30 (a) (e) (f)	2,600	2,545
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	961
Corebridge Financial, Inc.
3.85%, 04/05/29	3,000	2,808
Credit Agricole SA
6.32%, 10/03/29 (a)	900	932
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	980
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,400	3,207
5.71%, 02/08/28 (b)	1,400	1,393
Discover Financial Services
6.13%, (100, 06/23/25) (c)	2,100	2,109
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (g)	13	12
7.50%, 06/15/30 (a)	51	47
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (g)	2,000	1,940
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	539
FactSet Research Systems Inc.
2.90%, 03/01/27	900	847
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	618
4.63%, 04/29/30	1,900	1,808
6.35%, 03/22/54 (a)	200	204
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	254
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	289

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
4.39%, 01/08/26	237	231
4.13%, 08/17/27	300	285
3.82%, 11/02/27	1,653	1,549
5.80%, 03/08/29 (d)	1,700	1,707
7.20%, 06/10/30	500	530
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,506
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,200	1,163
12.00%, 10/01/28 (a)	800	872
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,462
GE Capital Funding LLC
4.55%, 05/15/32	537	519
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,405
6.75%, 03/15/54 (a)	400	410
Global Payments Inc.
2.90%, 05/15/30	500	434
5.40%, 08/15/32	500	497
4.15%, 08/15/49	500	388
5.95%, 08/15/52	600	598
Globe Life Inc.
2.15%, 08/15/30	2,100	1,755
Golub Capital BDC, Inc.
7.05%, 12/05/28	400	410
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	419
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	94
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)	300	299
HSBC Holdings PLC
6.50%, (100, 03/23/28) (b) (c)	1,500	1,457
2.63%, 11/07/25 (b)	1,200	1,176
3.90%, 05/25/26 (b)	600	584
4.29%, 09/12/26 (b)	900	881
4.04%, 03/13/28 (b)	200	193
7.39%, 11/03/28	800	852
4.58%, 06/19/29 (b)	1,100	1,067
2.85%, 06/04/31 (b)	2,500	2,158
2.36%, 08/18/31 (b)	2,600	2,166
5.72%, 03/04/35 (b)	500	506
ING Groep N.V.
5.55%, 03/19/35 (b)	2,700	2,671
Intesa Sanpaolo SPA
7.20%, 11/28/33 (a)	600	646
7.80%, 11/28/53 (a)	1,300	1,473
JAB Holdings B.V.
2.20%, 11/23/30 (a)	686	547
Jefferies Financial Group Inc.
5.88%, 07/21/28	1,175	1,199
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (c)	4,700	4,575
4.60%, (100, 02/01/25) (c)	2,300	2,266
5.00%, (100, 08/01/24) (c)	700	698
6.10%, (100, 10/01/24) (c)	900	901
6.88%, (100, 06/01/29) (c)	1,700	1,764
2.30%, 10/15/25	200	196
3.78%, 02/01/28	7,000	6,744
2.74%, 10/15/30	2,900	2,568
1.95%, 02/04/32	1,800	1,468
5.35%, 06/01/34	1,500	1,508
6.25%, 10/23/34	3,000	3,209
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	1,000	1,002
Lazard Group LLC
4.50%, 09/19/28	1,200	1,154
4.38%, 03/11/29	278	267
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,214
Lloyds Banking Group PLC
2.44%, 02/05/26 (b)	600	583
5.87%, 03/06/29	3,100	3,155
4.98%, 08/11/33	3,200	3,075
5.68%, 01/05/35 (b)	1,700	1,710
Main Street Capital Corporation
6.95%, 03/01/29	500	507
Marsh & Mclennan Companies, Inc.
5.70%, 09/15/53	700	726
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	9,800	9,321
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,560
Moody's Corporation
2.00%, 08/19/31 (d)	700	570
3.25%, 05/20/50	1,000	715
Morgan Stanley
5.88%, (100, 09/15/26) (c)	700	688
6.14%, 10/16/26	200	202
6.30%, 10/18/28	1,000	1,035
5.12%, 02/01/29	4,700	4,688
6.41%, 11/01/29	2,500	2,620
5.17%, 01/16/30	1,600	1,601
3.62%, 04/01/31	3,500	3,208
1.79%, 02/13/32	1,500	1,202
2.24%, 07/21/32	1,600	1,308
MSCI Inc.
3.25%, 08/15/33 (a)	200	165
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,388
Nationwide Building Society
10.25%, GBP (c)	219	374
6.56%, 10/18/27 (a)	1,800	1,846
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	389
NatWest Group PLC
4.60%, (100, 06/28/31) (b) (c)	1,300	1,012
5.58%, 03/01/28 (b)	2,600	2,611
5.08%, 01/27/30 (b)	2,800	2,749
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	532
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,238
5.84%, 01/18/28	2,000	2,035
2.17%, 07/14/28	1,900	1,673
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (g)	93	10
1.50%, 10/01/53, DKK (g)	15,623	1,803
OneMain Finance Corporation
7.88%, 03/15/30	900	930
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	280
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	966
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	586
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	737
Rio Oil Finance Trust
9.75%, 01/06/27 (a) (f)	87	90
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	2,067
4.40%, 07/13/27	100	97
Santander UK Group Holdings PLC
1.53%, 08/21/26 (b)	2,100	1,976
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (g) (h) (i) (j)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	900	899
Societe Generale
1.49%, 12/14/26 (a)	900	836
6.69%, 01/10/34 (a) (b)	1,200	1,257
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	996
2.82%, 01/30/26 (a)	1,600	1,559
State Street Corporation
6.70%, (100, 03/15/29) (c)	600	610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Stichting AK Rabobank Certificaten II
6.50%, EUR (c) (f) (g) (k)	630	720
Stifel Financial Corp.
4.00%, 05/15/30	900	818
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100	1,047
2.13%, 07/08/30	2,700	2,261
Sumitomo Mitsui Trust Bank, Limited
1.05%, 09/12/25 (a)	1,700	1,599
SVB Financial Group
0.00%, (100, 11/15/26) (c) (h) (i)	2,600	44
Synchrony Financial
3.95%, 12/01/27	2,000	1,871
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	2,300	1,947
5.00%, (100, 12/01/27) (c)	900	817
6.20%, 11/17/29	400	416
1.65%, 03/11/31	4,000	3,198
The Goldman Sachs Group, Inc.
7.50%, (100, 02/10/29) (c)	700	741
7.33%, (3 Month Term SOFR + 2.01%), 10/28/27 (f) (k)	4,100	4,223
3.69%, 06/05/28	400	383
4.22%, 05/01/29	2,400	2,309
1.99%, 01/27/32	3,900	3,160
2.38%, 07/21/32	2,300	1,890
6.56%, 10/24/34 (d)	2,900	3,165
UBS Group AG
4.38%, (100, 02/10/31) (a) (c)	2,600	2,136
9.25%, (100, 11/13/33) (a) (b) (c)	200	225
9.25%, (100, 11/13/33) (b) (c) (g)	400	451
3.75%, 03/26/25 (b)	800	785
2.59%, 09/11/25 (a) (b)	1,700	1,676
4.55%, 04/17/26 (b)	700	688
3.87%, 01/12/29 (a) (b)	700	661
6.54%, 08/12/33 (a) (b)	4,250	4,469
5.96%, 01/12/34 (a) (b)	1,900	1,950
UniCredit S.p.A.
7.30%, 04/02/34 (a) (b) (d)	1,300	1,333
Wells Fargo & Company
7.63%, (100, 09/15/28) (c)	700	748
2.41%, 10/30/25	800	785
2.16%, 02/11/26	1,375	1,334
4.54%, 08/15/26	1,200	1,184
3.53%, 03/24/28	700	667
3.58%, 05/22/28	4,800	4,566
2.39%, 06/02/28 (d)	7,200	6,595
5.57%, 07/25/29	500	506
5.20%, 01/23/30 (d)	1,700	1,695
2.57%, 02/11/31	3,700	3,188
5.56%, 07/25/34	300	302
Willis North America Inc.
2.95%, 09/15/29	1,500	1,347
		343,993
Utilities 8.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	524	445
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (f)	1,100	1,094
Ameren Illinois Company
3.25%, 03/15/50	300	213
American Electric Power Company, Inc.
5.20%, 01/15/29	1,000	1,003
5.63%, 03/01/33 (d)	2,600	2,643
Appalachian Power Company
3.30%, 06/01/27	600	567
5.65%, 04/01/34	1,000	1,010
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,387
2.65%, 09/15/50	700	414
Black Hills Corporation
2.50%, 06/15/30	1,400	1,171
6.15%, 05/15/34	100	103
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,079
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,635
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,116
Constellation Energy Generation, LLC
5.80%, 03/01/33	1,400	1,445
6.13%, 01/15/34	200	211
DTE Electric Company
2.25%, 03/01/30	1,400	1,214
DTE Energy Company
2.95%, 03/01/30	500	440
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	2,058
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,520
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)	1,200	1,129
Electricite de France
4.88%, 09/21/38 (a)	1,100	982
Enel Finance America, LLC
7.10%, 10/14/27 (a)	400	423
2.88%, 07/12/41 (a)	1,600	1,083
Entergy Corporation
2.80%, 06/15/30	2,600	2,273
Entergy Texas, Inc.
1.75%, 03/15/31	700	565
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	852
Eversource Energy
5.50%, 01/01/34	600	600
Exelon Corporation
5.15%, 03/15/28	800	802
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,266
Georgia Power Company
3.70%, 01/30/50	400	308
3.25%, 03/15/51	2,300	1,611
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	200	199
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,204
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,250
Mississippi Power Company
3.95%, 03/30/28	2,600	2,496
National Fuel Gas Company
2.95%, 03/01/31 (e)	300	253
National Grid PLC
5.81%, 06/12/33	1,000	1,023
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	500
2.25%, 06/01/30	600	510
NiSource Inc.
2.95%, 09/01/29	700	631
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	409
Pacific Gas And Electric Company
3.15%, 01/01/26	1,200	1,154
3.30%, 03/15/27 - 08/01/40	5,300	4,515
3.75%, 07/01/28 (d)	250	234
2.50%, 02/01/31 (d)	1,800	1,497
3.25%, 06/01/31	1,400	1,218
4.60%, 06/15/43	600	500
4.30%, 03/15/45	200	159
4.25%, 03/15/46	1,200	938
4.95%, 07/01/50	500	429
5.25%, 03/01/52	2,300	2,053
PacifiCorp
5.30%, 02/15/31	900	902
6.25%, 10/15/37	1,300	1,373
5.80%, 01/15/55	1,000	988
PECO Energy Company
3.00%, 09/15/49	800	550
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Public Service Company of Colorado
1.88%, 06/15/31	3,900	3,156
Public Service Enterprise Group Incorporated
5.45%, 04/01/34	900	902
Puget Energy, Inc.
4.10%, 06/15/30	900	823
San Diego Gas & Electric Company
1.70%, 10/01/30	1,000	824
4.10%, 06/15/49	200	162
Sempra
4.13%, 04/01/52	400	369
Southern California Edison Company
5.35%, 03/01/26	1,500	1,502
5.30%, 03/01/28	4,200	4,250
5.65%, 10/01/28	1,100	1,132
6.05%, 03/15/39	400	417
3.60%, 02/01/45	400	301
4.00%, 04/01/47	1,100	873
Southern California Gas Company
2.55%, 02/01/30	1,600	1,402
5.20%, 06/01/33	2,100	2,110
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,225
6.00%, 04/15/28	700	715
The AES Corporation
5.45%, 06/01/28	2,900	2,893
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	2,682
The Connecticut Light and Power Company
4.90%, 07/01/33	400	394
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	493
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	640
5.35%, 05/01/34 (a)	400	403
The Southern Company
4.25%, 07/01/36	400	357
Vistra Operations Company LLC
6.95%, 10/15/33 (a)	800	855
		89,627
Energy 7.4%
Aker BP ASA
3.75%, 01/15/30 (a) (d)	200	183
4.00%, 01/15/31 (a)	3,500	3,201
BP Capital Markets America Inc.
4.81%, 02/13/33	700	691
Canadian Natural Resources Limited
6.45%, 06/30/33	500	534
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,195
3.70%, 11/15/29	800	744
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	2,300	2,350
Cheniere Energy, Inc.
5.65%, 04/15/34 (a) (d)	100	101
ConocoPhillips Company
5.55%, 03/15/54	2,100	2,160
Continental Resources, Inc.
5.75%, 01/15/31 (a)	1,800	1,793
Ecopetrol S.A.
8.88%, 01/13/33	1,700	1,798
Enable Midstream Partners, LP
4.40%, 03/15/27	800	783
4.95%, 05/15/28 (d)	500	496
Enbridge Inc.
6.20%, 11/15/30	1,500	1,589
5.70%, 03/08/33	1,700	1,743
Energy Transfer LP
4.20%, 04/15/27	1,200	1,167
5.50%, 06/01/27	2,472	2,486
6.55%, 12/01/33 (d)	1,400	1,503
4.90%, 03/15/35	554	524
7.50%, 07/01/38	200	230
6.05%, 06/01/41	1,300	1,309
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	3,080
Enterprise Products Operating LLC
4.15%, 10/16/28	500	487
8.57%, (3 Month Term SOFR + 3.25%), 08/16/77 (k)	250	249
EQT Corporation
5.75%, 02/01/34	500	497
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	851
Gaz Finance PLC
2.95%, 01/27/29 (g) (h)	1,800	954
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (a)	600	610
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (a) (d)	500	528
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (a)	700	700
4.63%, 04/01/29 (a)	500	483
MPLX LP
2.65%, 08/15/30	3,700	3,178
5.20%, 12/01/47	1,638	1,490
4.90%, 04/15/58	300	250
Occidental Petroleum Corporation
8.88%, 07/15/30	300	350
7.88%, 09/15/31	2,800	3,176
6.20%, 03/15/40	3,010	3,093
Ocyan S.A.
0.00%, (100, 05/13/24) (a) (c) (l)	89	5
ONEOK Partners, L.P.
4.90%, 03/15/25	500	498
6.85%, 10/15/37	200	218
6.20%, 09/15/43	500	514
ONEOK, Inc.
4.35%, 03/15/29	2,500	2,423
6.35%, 01/15/31	1,100	1,165
4.95%, 07/13/47	2,600	2,295
6.63%, 09/01/53	600	661
QatarEnergy LNG
5.84%, 09/30/27 (a)	173	175
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,210
Santos Finance Ltd
6.88%, 09/19/33 (a)	1,700	1,796
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	169
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	600	603
6.00%, 12/31/30 (a)	500	475
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,185
6.13%, 03/15/33	2,700	2,818
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	4,470
The Williams Companies, Inc.
5.40%, 03/02/26	2,300	2,305
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	2,400	2,100
6.25%, 01/15/30 (a)	600	604
4.13%, 08/15/31 (a)	300	267
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)	1,200	1,294
9.88%, 02/01/32 (a)	1,100	1,186
Western Midstream Operating, LP
6.35%, 01/15/29	900	934
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	588
4.50%, 03/04/29 (a)	2,000	1,927
		79,441
Real Estate 6.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	483
2.75%, 12/15/29	2,600	2,289
3.00%, 05/18/51	1,100	696

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,117
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,152
American Tower Corporation
2.95%, 01/15/25 - 01/15/51	2,400	2,114
4.00%, 06/01/25	1,000	982
2.75%, 01/15/27	1,900	1,779
3.13%, 01/15/27	400	379
1.88%, 10/15/30	1,800	1,456
4.05%, 03/15/32	1,900	1,742
5.65%, 03/15/33	1,200	1,220
5.90%, 11/15/33 (d)	1,900	1,969
3.70%, 10/15/49	2,100	1,556
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	400	358
4.55%, 10/01/29	100	87
Brixmor Operating Partnership LP
3.90%, 03/15/27 (d)	700	672
CBRE Services, Inc.
5.95%, 08/15/34	600	616
COPT Defense Properties
2.25%, 03/15/26	400	377
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	939
Crown Castle Inc.
3.80%, 02/15/28	900	853
4.30%, 02/15/29	1,800	1,727
2.50%, 07/15/31 (d)	500	414
4.00%, 11/15/49	1,501	1,165
EPR Properties
4.75%, 12/15/26	200	194
4.50%, 06/01/27	900	856
4.95%, 04/15/28	100	95
3.60%, 11/15/31	1,500	1,254
Equinix, Inc.
2.15%, 07/15/30	1,700	1,410
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,224
5.50%, 04/01/34	600	600
Extra Space Storage LP
2.20%, 10/15/30	1,000	828
Fideicomiso Fibra Uno
7.38%, 02/13/34 (a)	800	798
GLP Financing, LLC
3.35%, 09/01/24	400	395
5.25%, 06/01/25	400	397
5.75%, 06/01/28	300	300
5.30%, 01/15/29	700	689
4.00%, 01/15/31	5,600	4,998
Goodman HK Finance
4.38%, 06/19/24 (g)	300	299
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	337
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	200
4.00%, 06/15/25	300	294
3.38%, 12/15/29	3,600	3,201
3.50%, 09/15/30 (e)	3,400	3,020
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	600	533
5.95%, 02/15/28	600	555
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	400	401
2.00%, 08/15/31	700	556
4.15%, 04/15/32	3,100	2,836
Kaisa Group Holdings Ltd.
0.00%, 06/30/24 - 11/12/49 (g) (h) (i)	6,500	164
0.00%, 06/30/49 (g) (h) (i)	800	19
Kilroy Realty, L.P.
4.75%, 12/15/28	500	478
3.05%, 02/15/30	1,000	852
6.25%, 01/15/36	700	685
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	861
Newmark Group, Inc.
7.50%, 01/12/29 (a)	700	720
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,700
Physicians Realty L.P.
4.30%, 03/15/27	995	974
3.95%, 01/15/28	200	191
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (e)	500	532
Realty Income Corporation
4.45%, 09/15/26	200	196
3.95%, 08/15/27	400	388
4.00%, 07/15/29	500	474
3.20%, 02/15/31	600	532
Safehold GL Holdings LLC
6.10%, 04/01/34	500	497
Store Capital LLC
2.75%, 11/18/30	600	483
Sunac China Holdings Limited
6.00%, 09/30/25 (a) (m)	65	7
6.25%, 09/30/26 (a) (m)	65	7
6.50%, 09/30/27 (a) (m)	130	12
6.75%, 09/30/28 (a) (m)	195	18
7.00%, 09/30/29 (a) (m)	195	14
7.25%, 09/30/30 (a) (m)	92	6
1.00%, 09/30/32 (a) (b) (f) (m)	196	11
UDR, Inc.
3.00%, 08/15/31	200	174
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	865
VICI Properties Inc.
5.75%, 02/01/27 (a)	400	400
3.88%, 02/15/29 (a)	2,500	2,301
W.P. Carey Inc.
4.00%, 02/01/25	600	591
Weyerhaeuser Company
4.00%, 11/15/29	2,000	1,890
4.00%, 04/15/30 (d)	2,300	2,172
Yango Justice International Limited
0.00%, 04/15/24 - 04/15/49 (g) (h) (i)	600	2
		73,628
Health Care 6.1%
AbbVie Inc.
4.40%, 11/06/42	2,581	2,347
5.40%, 03/15/54	400	412
Adventist Health System/West
2.95%, 03/01/29	1,000	900
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	604
Amgen Inc.
5.25%, 03/02/30 (d)	400	406
5.60%, 03/02/43	400	407
5.65%, 03/02/53	6,600	6,728
AstraZeneca Finance LLC
4.90%, 02/26/31	2,000	2,008
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	300
Bausch Health Companies Inc.
11.00%, 09/30/28 (a)	270	180
14.00%, 10/15/30 (a)	53	31
Bayer US Finance LLC
6.38%, 11/21/30 (a)	4,800	4,910
6.50%, 11/21/33 (a)	800	814
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,380
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,370
Bristol-Myers Squibb Company
4.90%, 02/22/29	1,000	1,005
5.10%, 02/22/31	1,000	1,010
4.55%, 02/20/48	78	70
Centene Corporation
2.45%, 07/15/28	1,100	977
3.00%, 10/15/30 (d)	4,900	4,201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2.50%, 03/01/31	300	247
CVS Health Corporation
5.25%, 01/30/31	2,600	2,624
1.88%, 02/28/31	3,900	3,177
7.51%, 01/10/32 (a)	37	39
4.70%, 01/10/36 (a)	662	608
2.70%, 08/21/40	300	209
5.88%, 06/01/53	900	914
6.00%, 06/01/63	2,000	2,063
Elevance Health, Inc.
4.10%, 05/15/32 (d)	200	187
4.75%, 02/15/33	3,700	3,609
6.10%, 10/15/52	900	975
HCA Inc.
5.25%, 06/15/26	300	299
3.50%, 09/01/30	3,500	3,164
3.63%, 03/15/32	4,900	4,341
5.50%, 06/01/33 - 06/15/47	2,700	2,660
Humana Inc.
5.88%, 03/01/33	1,070	1,105
5.50%, 03/15/53	630	611
5.75%, 04/15/54	1,300	1,309
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	529
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (a)	700	694
Royalty Pharma PLC
3.30%, 09/02/40	600	448
Stryker Corporation
4.85%, 12/08/28	900	900
2.90%, 06/15/50	300	206
Sutter Health
5.16%, 08/15/33	300	303
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	661
5.20%, 04/15/63	1,500	1,454
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	480
Zoetis Inc.
3.00%, 09/12/27	300	281
		65,157
Industrials 5.0%
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	1,975
Allegion Public Limited Company
3.50%, 10/01/29	500	460
BAE Systems PLC
3.40%, 04/15/30 (a)	300	274
Berry Global, Inc.
1.57%, 01/15/26 (d)	4,700	4,397
Boeing Company, The
4.88%, 05/01/25 (e)	200	198
3.25%, 02/01/28	300	276
3.60%, 05/01/34	1,800	1,496
5.81%, 05/01/50 (e)	3,600	3,397
5.93%, 05/01/60 (e)	2,000	1,872
Boise Cascade Company
4.88%, 07/01/30 (a) (d)	300	279
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,454
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	477
3.50%, 05/01/50	1,200	893
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,651
Equifax Inc.
5.10%, 06/01/28	1,000	1,001
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (a)	600	631
Forward Air Corporation
9.50%, 10/15/31 (a) (d)	900	899
GATX Corporation
3.50%, 03/15/28	500	471
HEICO Corporation
5.25%, 08/01/28	450	452
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (a)	400	407
Lockheed Martin Corporation
4.80%, 08/15/34	1,300	1,288
5.70%, 11/15/54	1,500	1,600
5.20%, 02/15/55	1,065	1,064
Norfolk Southern Corporation
5.35%, 08/01/54	700	694
5.95%, 03/15/64	600	638
Northrop Grumman Corporation
4.70%, 03/15/33	500	489
4.90%, 06/01/34	1,500	1,474
Quanta Services, Inc.
2.90%, 10/01/30	900	786
3.05%, 10/01/41	1,500	1,070
RTX Corporation
6.10%, 03/15/34 (d)	1,300	1,388
5.38%, 02/27/53	1,500	1,478
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (a)	800	799
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (a)	1,500	1,499
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (a)	1,300	1,454
Textron Inc.
3.38%, 03/01/28	1,100	1,031
Union Pacific Corporation
3.95%, 08/15/59	300	235
3.75%, 02/05/70	300	220
Verisk Analytics, Inc.
4.13%, 03/15/29	400	384
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,227
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (e)	8,000	7,770
		53,548
Consumer Discretionary 4.5%
Amazon.com, Inc.
5.20%, 12/03/25	100	100
Aptiv PLC
4.35%, 03/15/29	800	776
Azul Investments LLP
5.88%, 10/26/24 (a)	100	94
Carnival Corporation
4.00%, 08/01/28 (a) (d)	400	373
Daimler Trucks Finance North America LLC
6.07%, (SOFR + 0.75%), 12/13/24 (a) (k)	4,700	4,711
Discovery Communications, LLC
3.45%, 03/15/25	100	98
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,610
2.95%, 03/15/31 (e)	445	388
Ferguson Finance PLC
3.25%, 06/02/30 (a)	3,900	3,492
General Motors Financial Company, Inc.
1.50%, 06/10/26	140	129
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (a)	500	501
Hyatt Hotels Corporation
5.75%, 04/23/30 (e) (f)	500	512
Hyundai Capital America
6.00%, 07/11/25 (a)	900	904
Las Vegas Sands Corp.
3.20%, 08/08/24	4,125	4,074
2.90%, 06/25/25 (d)	200	192
3.50%, 08/18/26	1,200	1,137
3.90%, 08/08/29	1,100	1,002
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,004
4.63%, 06/15/30 (e)	200	195
McDonald's Corporation
3.63%, 09/01/49	400	304

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MCE Finance Limited
5.75%, 07/21/28 (a)	900	851
MGM Resorts International
6.50%, 04/15/32	3,000	2,992
NCL Finance, Ltd.
6.13%, 03/15/28 (a)	700	692
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (a)	2,200	1,987
NVR, Inc.
3.00%, 05/15/30	4,400	3,902
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	930
5.50%, 04/01/28 (a)	400	395
9.25%, 01/15/29 (a) (d)	374	401
Sands China Ltd
4.05%, 01/08/26 (e) (f)	800	769
5.40%, 08/08/28 (e) (f)	1,600	1,570
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,140
4.50%, 09/15/42	300	222
Studio City Finance Limited
6.50%, 01/15/28 (a)	1,100	1,048
5.00%, 01/15/29 (a)	1,900	1,672
Tapestry, Inc.
7.70%, 11/27/30 (e)	800	854
Travel + Leisure Co.
4.63%, 03/01/30 (a)	1,000	913
Warnermedia Holdings, Inc.
4.28%, 03/15/32	2,650	2,368
5.05%, 03/15/42	1,700	1,461
Wynn Macau, Limited
5.50%, 10/01/27 (g)	600	573
5.50%, 10/01/27 (a)	300	287
5.63%, 08/26/28 (a)	2,000	1,893
		48,516
Information Technology 3.6%
Apple Inc.
2.80%, 02/08/61	2,200	1,404
Booz Allen Hamilton Inc.
5.95%, 08/04/33	300	311
Broadcom Inc.
3.47%, 04/15/34 (a)	1,996	1,712
3.14%, 11/15/35 (a)	1,622	1,312
3.19%, 11/15/36 (a)	1,109	884
4.93%, 05/15/37 (a)	2,858	2,715
CDW Finance Corporation
3.25%, 02/15/29	3,500	3,169
3.57%, 12/01/31	1,400	1,233
Flex Ltd.
4.88%, 05/12/30	400	389
Infor, Inc.
1.75%, 07/15/25 (a)	800	758
Intel Corporation
5.13%, 02/10/30	2,700	2,740
Lenovo Group Limited
3.42%, 11/02/30 (a)	2,000	1,756
Micron Technology, Inc.
4.19%, 02/15/27	300	292
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,273
NXP B.V.
2.70%, 05/01/25	1,300	1,261
3.40%, 05/01/30	2,400	2,177
Oracle Corporation
2.30%, 03/25/28	6,000	5,425
4.00%, 07/15/46	900	710
ServiceNow, Inc.
1.40%, 09/01/30	1,200	971
TD SYNNEX Corporation
1.75%, 08/09/26 (e)	2,300	2,102
Trimble Inc.
6.10%, 03/15/33	200	209
UKG Inc.
6.88%, 02/01/31 (a)	300	306
VeriSign, Inc.
2.70%, 06/15/31	600	503
VMware LLC
3.90%, 08/21/27	1,800	1,724
4.70%, 05/15/30 (e)	3,100	3,019
		38,355
Communication Services 2.9%
Altice France Holding S.A.
5.13%, 07/15/29 (a)	400	271
Charter Communications Operating, LLC
6.15%, 11/10/26	500	504
3.50%, 03/01/42	3,600	2,407
5.38%, 05/01/47	400	323
5.75%, 04/01/48 (d)	300	252
4.80%, 03/01/50	2,000	1,478
3.85%, 04/01/61	200	119
3.95%, 06/30/62	1,500	903
Comcast Corporation
5.50%, 05/15/64	1,100	1,099
Cox Communications, Inc.
3.15%, 08/15/24 (a)	276	273
5.45%, 09/15/28 (a)	300	304
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,793
NBN Co Limited
2.63%, 05/05/31 (a)	800	684
Netflix, Inc.
3.88%, 11/15/29, EUR (g)	1,400	1,542
Oi S.A. – Em Recuperacao Judicial
14.00%, 09/07/24 (a)	39	38
12.50%, 12/15/24 (a) (n)	41	40
Oi S.A. - In Judicial Reorganization
10.00%, 07/27/25 (h) (i) (m)	400	14
Paramount Global
3.70%, 06/01/28	800	719
6.88%, 04/30/36	600	566
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	647
Tencent Music Entertainment Group
2.00%, 09/03/30	500	410
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,663
1.50%, 02/15/26	2,800	2,615
5.15%, 04/15/34	100	100
3.30%, 02/15/51	3,500	2,452
5.75%, 01/15/54	2,100	2,174
3.60%, 11/15/60	1,700	1,196
Verizon Communications Inc.
6.11%, (SOFR + 0.79%), 03/20/26 (k)	5,357	5,391
Xiaomi Best Time International Limited
2.88%, 07/14/31 (a)	600	500
		31,477
Consumer Staples 1.5%
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	376
5.80%, 04/15/34 (a)	500	499
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,068
2.75%, 07/15/26 (a)	300	283
Constellation Brands, Inc.
3.70%, 12/06/26	100	96
CSL Finance PLC
4.05%, 04/27/29 (a)	500	479
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,529
Greene King Finance PLC
5.32%, 09/15/31, GBP (f) (g)	312	383
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,353
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	500	497
3.50%, 07/26/26 (a) (e)	800	763
JDE Peet's N.V.
1.13%, 06/16/33, EUR (g)	100	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Kenvue Inc.
4.90%, 03/22/33	700	700
Kraft Heinz Foods Company
6.88%, 01/26/39	3,300	3,730
Massachusetts Institute of Technology
4.68%, 07/01/14	200	183
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,514
Post Holdings, Inc.
6.25%, 02/15/32 (a)	900	906
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	795
		16,239
Materials 0.5%
Glencore Funding LLC
5.40%, 05/08/28 (a)	900	905
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/24 (a) (g) (h) (i) (j)	900	—
Newmont Corporation
5.75%, 11/15/41 (a)	100	103
Phosagro Bond Funding Designated Activity Company
0.00%, 01/23/25 (a) (g) (h) (i)	600	486
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (h) (i)	600	195
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,132
Yara International ASA
3.80%, 06/06/26 (a)	300	290
		5,111
Total Corporate Bonds And Notes (cost $914,427)		845,092
GOVERNMENT AND AGENCY OBLIGATIONS 27.6%
Mortgage-Backed Securities 13.5%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	442	408
4.50%, 09/01/48 - 09/01/53	994	950
3.00%, 05/01/52	485	418
6.50%, 02/01/54	4,600	4,698
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	186	167
4.50%, 08/01/48 - 01/01/49	204	197
4.00%, 03/01/49 - 05/01/50	1,649	1,546
TBA, 4.50%, 04/15/54 (o)	5,600	5,332
TBA, 5.50%, 04/15/54 - 05/15/54 (o)	74,300	73,941
TBA, 3.50%, 05/15/54 (o)	14,840	13,287
TBA, 4.00%, 05/15/54 (o)	20,300	18,805
TBA, 5.00%, 05/15/54 (o) (p)	4,100	4,003
TBA, 6.00%, 05/15/54 (o)	20,900	21,093
		144,845
U.S. Treasury Note 5.7%
Treasury, United States Department of
4.88%, 10/31/30 (q)	8,500	8,811
2.75%, 08/15/32 (o) (q)	16,000	14,353
4.13%, 11/15/32 (q)	2,500	2,483
4.00%, 02/15/34 (o)	36,600	35,994
		61,641
U.S. Treasury Bond 5.0%
Treasury, United States Department of
2.25%, 05/15/41	765	565
3.38%, 08/15/42	34,700	29,972
4.50%, 02/15/44	3,900	3,923
2.75%, 11/15/47	26,400	19,713
		54,173
Sovereign 2.1%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (g) (h) (i)	300	113
Canada Housing Trust No. 1
1.95%, 12/15/25, CAD	8,000	5,674
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	1,800	514
Commonwealth of Australia
1.00%, 11/21/31, AUD (g)	3,950	2,087
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	700
Government of Saudi Arabia
4.75%, 01/16/30 (a)	200	198
2.25%, 02/02/33 (a) (d)	5,100	4,103
HM Treasury
4.38%, 07/31/54, GBP (g)	2,835	3,552
Israel, State of
5.38%, 03/12/29	2,700	2,704
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (g) (h) (i)	200	203
0.00%, 04/04/42 (a) (g) (h) (i)	200	132
Presidencia da Republica
7.13%, 05/13/54	700	705
Presidencia De La Nacion
1.00%, 07/09/29	30	16
0.75%, 07/09/30 (f)	103	54
3.63%, 07/09/35 (f)	188	79
3.50%, 07/09/41 (f)	1,100	448
Romania, Government of
2.13%, 03/07/28, EUR (a)	200	198
5.38%, 03/22/31, EUR (a)	500	543
3.75%, 02/07/34, EUR (a)	800	756
		22,779
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
1.50%, 02/15/53 (r)	8,527	7,444
Treasury Inflation Indexed Securities 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (s)	19,853	1,108
4.00%, 11/30/28 - 08/24/34, MXN (s)	39,613	2,242
2.75%, 11/27/31, MXN (s)	31,870	1,639
Presidencia De La Nacion
3.75%, 05/20/24, ARS (m) (s)	8,277	22
0.00%, 06/30/25, ARS (l) (s)	8,062	11
		5,022
Municipal 0.1%
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,200	1,211
Total Government And Agency Obligations (cost $300,377)		297,115
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
37 Capital CLO 4 Ltd.
Series 2023-A1N-2A, 7.17%, (3 Month Term SOFR + 1.80%), 01/16/35 (k)	600	601
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	52	51
Series 2015-A-1, 3.60%, 03/15/27	120	113
Series 2020-A-2, 5.25%, 04/01/29	62	61
Series 2017-A-1, 3.55%, 01/15/30	1,221	1,081
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	798	777
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,718	1,043
Series 2005-2A1-27, REMIC, 6.44%, (12 Month Treasury Average + 1.35%), 08/25/35 (k)	54	42
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,364	983
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	852	794
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	498	261
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,064	1,871
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	528	502
Series 2015-AA-2, 3.60%, 09/22/27	621	585

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Series 2016-AA-1, 3.58%, 01/15/28	193	180
Series 2016-AA-2, 3.20%, 06/15/28	1,282	1,171
Series 2017-AA-2, 3.35%, 10/15/29	1,896	1,740
Series 2017-A-2, 3.60%, 10/15/29	421	380
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	157	139
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.93%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (k)	307	227
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.72%, (3 Month Term SOFR + 1.40%), 07/22/32 (k)	1,000	1,000
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 0.00%, 04/22/34 (k)	1,000	1,000
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.46%, (3 Month Term SOFR + 1.16%), 07/18/29 (k)	604	604
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 6.52%, (1 Month Term SOFR + 1.19%), 11/17/38 (f) (k)	1,050	1,042
Ares Management Corporation
Series 2019-A1R-52A, 6.63%, (3 Month Term SOFR + 1.31%), 04/22/31 (k)	1,000	1,001
Ares XXXIV CLO Ltd
Series 2015-AR3-2A, 6.64%, 04/17/33 (k)	1,300	1,301
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.74%, 11/20/36 (k)	1,540	1,272
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 6.53%, (3 Month Term SOFR + 1.21%), 04/15/31 (k)	971	971
Barings Loan Partners CLO Ltd 3
Series LP-AR-3A, 6.84%, (3 Month Term SOFR + 1.52%), 07/20/33 (k)	1,000	1,005
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.05%, 04/25/35 (k)	294	263
Bear Stearns Arm Trust 2005-6
Series 2005-2A2-3, REMIC, 4.86%, 06/25/35 (k)	250	227
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.67%, 07/25/36 (k)	561	484
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.67%, (1 Month Term SOFR + 0.34%), 11/25/36 (f) (k)	1,000	949
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.67%, (3 Month Term SOFR + 0.00%), 04/20/34 (k)	1,000	1,009
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 6.66%, (3 Month Term SOFR + 1.34%), 07/15/32 (k)	800	800
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 6.50%, (3 Month Term SOFR + 0.00%), 10/25/30 (k)	2,500	2,511
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	295	274
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	93	92
Series 2021-A-1, 2.90%, 03/15/35	1,365	1,173
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.59%, (1 Month Term SOFR + 1.26%), 08/19/38 (f) (k)	578	569
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 02/15/39 (k)	845	841
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.84%, (1 Month Term SOFR + 1.51%), 11/18/37 (k)	773	750
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.52%, (3 Month Term SOFR + 1.21%), 08/14/30 (k)	598	598
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.58%, (3 Month Term SOFR + 1.26%), 04/21/31 (k)	1,042	1,042
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.84%, (3 Month Term SOFR + 1.52%), 04/22/30 (a) (k)	1,280	1,280
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (f) (k)	568	168
Centex LLC
Series 2004-MV1-D, REMIC, 6.37%, (1 Month Term SOFR + 1.04%), 09/25/34 (f) (k)	19	18
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	560	288
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 11/25/34 (k)	386	349
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.61%, (3 Month Term SOFR + 1.29%), 04/22/30 (k)	752	752
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	96
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 6.41%, (1 Month Term SOFR + 1.08%), 06/15/34 (f) (k)	444	424
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 5.72%, (1 Month Term SOFR + 0.25%), 07/25/35 (f) (k)	53	47
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.18%, (1 Month Term SOFR + 0.85%), 06/25/37 (f) (k)	498	480
CWABS, Inc.
Series 2004-M1-4, REMIC, 6.16%, (1 Month Term SOFR + 0.83%), 07/25/34 (f) (k)	11	11
Series 2004-M1-5, REMIC, 6.30%, (1 Month Term SOFR + 0.97%), 08/25/34 (f) (k)	3	3
Series 2005-1A-AB4, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 03/25/36 (f) (k)	18	17
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,916
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	791	712
Dryden 54 Senior Loan Fund
Series 2017-AR-54A, 6.48%, 10/19/29 (k)	600	600
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.52%, (1 Month Term SOFR + 1.19%), 07/15/38 (k)	4,023	4,021
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.87%, (1 Month Term SOFR + 1.54%), 10/25/34 (f) (k)	501	489
GoldenTree Loan Management US CLO 16 Ltd
Series 2022-AR-16A, 6.99%, (3 Month Term SOFR + 1.67%), 01/20/34 (k)	1,000	1,002
Goldentree Loan Management US Clo 4 Ltd
Series 2019-ARR-4A, 6.48%, 04/24/31 (k)	2,500	2,502
Golub Capital Partners
Series 2024-A1-1A, 0.00%, 04/20/33 (k)	1,000	1,000
Golub Capital Partners CLO 26B Ltd
Series 2015-A1R-26A, 6.60%, (3 Month Term SOFR + 1.28%), 04/20/31 (k)	425	425
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.95%, (1 Month Term SOFR + 0.62%), 01/25/36 (f) (k)	309	243
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 5.72%, (1 Month Term SOFR + 0.39%), 09/25/36 (f) (k)	2,622	843
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	292
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 5.85%, (1 Month Term SOFR + 0.52%), 12/19/36 (f) (k)	382	316
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 07/25/35 (f) (k)	250	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (f)	1,005	736
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 5.85%, (1 Month Term SOFR + 0.52%), 07/25/36 (f) (k)	201	190
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	245	208
Series 2020-1A-1, 4.00%, 11/15/32	2,331	2,144
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 6.64%, (1 Month Term SOFR + 1.31%), 12/15/38 (f) (k)	961	953
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 09/25/36 (f) (k)	922	250
Magnetite XII Ltd
Series 2015-AR4-12A, 6.47%, (3 Month Term SOFR + 0.00%), 10/15/31 (k)	1,500	1,500
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 6.16%, (1 Month Term SOFR + 0.83%), 12/25/34 (f) (k)	653	597
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 09/25/35 (f) (k)	605	583
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.68%, (1 Month Term SOFR + 1.35%), 02/20/37 (k)	972	963
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 5.64%, (1 Month Term SOFR + 0.21%), 04/25/37 (f) (k)	9	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 04/25/36 (f) (k)	308	239
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 6.15%, (1 Month Term SOFR + 0.82%), 02/25/36 (f) (k)	300	233
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.76%, (1 Month Term SOFR + 0.27%), 08/25/36 (f) (k)	210	204
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (k)	382	364
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 6.54%, (3 Month Term SOFR + 1.23%), 07/19/30 (k)	1,655	1,654
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	32	24
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (f) (k)	139	55
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	27	24
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.90%, (1 Month Term SOFR + 0.57%), 12/25/35 (f) (k)	138	110
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 01/15/27 (k)	1,600	1,590
Sound Pt CLO XXI Ltd
Series 2018-A1A-21, 6.77%, (3 Month Term SOFR + 1.44%), 10/27/31 (a) (k)	2,100	2,101
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	563	513
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (k)	1	2
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (k)	1,000	1,000
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (g)	561	716
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 6.69%, (3 Month Term SOFR + 0.00%), 04/25/33 (k)	2,200	2,200
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	53	51
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	344	304
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,834	3,288
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	813	812
Series 2014-A-1, 4.00%, 04/11/26	482	464
Total Non-U.S. Government Agency Asset-Backed Securities (cost $79,877)		75,980
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Financials 0.4%
Avolon TLB Borrower 1 US LLC
Term Loan, 7.33%, (SOFR + 2.25%), 12/01/27 (k)	969	969
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (k) (t)	1,300	1,297
Delos Fin Sa rl
Term Loan, 7.35%, (LIBOR + 1.50%), 10/31/27 (k)	120	120
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 7.61%, (3 Month Term SOFR + 2.00%), 11/05/28 (k)	2,000	2,003
		4,389
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (k)	1,029	1,029
2023 Term Loan B4, 7.33%, (SOFR + 2.00%), 12/02/30 (k)	1,000	990
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (h) (i) (k)	55	52
DirecTV Financing, LLC
2024 Term Loan, 10.83%, (SOFR + 5.25%), 08/02/29 (k)	400	399
Ontario Gaming GTA LP
Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 07/11/30 (k) (t)	300	301
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/11/30 (k)	100	100
		2,871
Industrials 0.2%
Carnival Corporation
2023 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/27 (k)	496	497
Chromalloy Corp
Term Loan, 0.00%, (SOFR + 3.75%), 03/21/31 (k) (t)	800	797
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (k)	450	464
		1,758
Consumer Discretionary 0.1%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (k)	900	900
Station Casinos LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 03/07/31 (k) (t)	500	499
		1,399
Utilities 0.0%
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (k) (t)	200	200
Total Senior Floating Rate Instruments (cost $10,592)		10,617
PREFERRED STOCKS 0.2%
Financials 0.2%
CoBank, ACB, 6.20%, (100, 01/01/25) (c)	3	296
Morgan Stanley, 6.50%, (25, 10/15/27) (c)	35	910
Wells Fargo & Company, 4.25%, (25, 09/15/26) (c) (d)	65	1,269
Total Preferred Stocks (cost $2,793)		2,475

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Real Estate 0.0%
Sunac Services Holdings Limited (g)	525	126
Financials 0.0%
DrillCo Holding Lux S.A. (h) (j)	—	3
DrillCo Holding Lux S.A. (h) (j)	1	27
DrillCo Holding Lux S.A. (h) (j)	—	9
DrillCo Holding Lux S.A. (h) (j)	3	80
		119
Total Common Stocks (cost $238)		245
WARRANTS 0.0%
Stearns Holdings, LLC (h) (j)	—	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Stearns Holdings, LLC (h) (j) (u)	35	—
Total Other Equity Interests (cost $166)		—
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.29% (v) (w)	7,438	7,438
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.19% (v) (w)	514	514
Total Short Term Investments (cost $7,952)		7,952
Total Investments 115.2% (cost $1,316,422)		1,239,476
Total Purchased Options 0.0% (cost $50)		33
Other Derivative Instruments (0.0)%		(157)
Other Assets and Liabilities, Net (15.2)%		(163,695)
Total Net Assets 100.0%		1,075,657

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $187,581 and 17.4% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of March 31, 2024.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $186,942.

(p) All or a portion of the security is subject to a written call option.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) Treasury inflation indexed note, par amount is not adjusted for inflation.

(t) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(u) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	1,013	18,372	18,871	6	—	—	514	—
JNL Government Money Market Fund, 5.29% - Class SL	3,913	13,860	10,335	40	—	—	7,438	0.7
	4,926	32,232	29,206	46	—	—	7,952	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	113	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,882	2,087	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	12	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,475	1,940	0.2
Gaz Finance PLC, 2.95%, 01/27/29	01/20/21	1,800	954	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	301	299	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	451	383	—
HM Treasury, 4.38%, 07/31/54	03/06/24	3,592	3,552	0.3
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	84	85	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/24	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	19	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	7	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	19	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	51	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	02/04/21	2,616	68	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	823	19	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	203	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	132	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,844	1,542	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	1,970	1,493	0.1
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	419	310	—
Phosagro Bond Funding Designated Activity Company, 0.00%, 01/23/25	01/15/20	600	486	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	762	720	0.1
Sunac Services Holdings Limited	11/28/23	162	126	—
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	691	716	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/33)	02/08/24	439	451	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	607	573	0.1
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	1	—
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	1	—
		33,928	16,372	1.5

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	204	June 2024		23,154	3	226
United States 5 Year Note	170	July 2024		18,139	(20)	54
					(17)	280
Short Contracts
Long Gilt	(49)	June 2024	GBP	(4,885)	(24)	(15)
United States Long Bond	(87)	June 2024		(10,277)	(22)	(201)
					(46)	(216)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	09/20/33	AUD	5,900	21	150
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	03/20/34	AUD	7,800	31	165
6M EURIBOR (S)	Receiving	2.50	(A)	09/18/54	EUR	8,700	(88)	37
6M EURIBOR (S)	Paying	2.75	(A)	09/18/34	EUR	9,300	46	45
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(1)	37
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(1)	47
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/20/43	JPY	700,000	(31)	152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	9.84	(A)	01/04/27	BRL	5,500	—	(6)
BRAZIBOR (A)	Paying	9.83	(A)	01/04/27	BRL	22,400	2	(25)
BRAZIBOR (A)	Paying	9.82	(A)	01/04/27	BRL	24,600	2	(30)
BRAZIBOR (A)	Paying	9.84	(A)	01/04/27	BRL	39,000	3	(44)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/34	GBP	1,100	(6)	(2)
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	7	32
U.S. SOFR (A)	Receiving	4.14	(A)	12/31/25		8,200	7	70
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33		500	—	—
U.S. SOFR (A)	Receiving	3.67	(A)	01/08/34		700	—	10
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34		300	—	6
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		15,000	(54)	8
U.S. SOFR (A)	Paying	4.50	(A)	07/22/24		34,400	(3)	202
							(65)	855

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.37	1.00	12/20/26	(1,000)	18	—	(3)
AT&T Inc. (Q)	0.34	1.00	06/20/24	(4,000)	6	—	6
AT&T Inc. (Q)	0.40	1.00	12/20/24	(5,500)	27	—	(42)
AT&T Inc. (Q)	0.49	1.00	12/20/25	(2,600)	24	(1)	(8)
AT&T Inc. (Q)	0.54	1.00	06/20/26	(2,100)	23	—	(8)
AT&T Inc. (Q)	0.57	1.00	12/20/26	(800)	10	—	1
AT&T Inc. (Q)	1.05	1.00	06/20/28	(500)	8	—	10
Boeing Company, The (Q)	0.39	1.00	06/20/25	(500)	3	—	10
Boeing Company, The (Q)	0.57	1.00	06/20/27	(3,000)	20	1	125
British Telecommunications Public Limited Company (Q)	0.16	1.00	12/20/24	(700)	5	—	—
British Telecommunications Public Limited Company (Q)	0.66	1.00	12/20/28	(800)	15	(1)	17
CDX.NA.IG.40 (Q)	0.47	1.00	06/20/28	(400)	9	—	5
CDX.NA.IG.41 (Q)	0.74	1.00	12/20/28	(9,600)	219	—	108
CDX.NA.IG.42 (Q)	0.00	1.00	06/20/29	(16,000)	361	—	4
EADS Finance (Q)	0.40	1.00	12/20/28	(300)	10	—	8
Ford Motor Company (Q)	0.27	5.00	12/20/24	(1,500)	52	—	(121)
General Electric Company (Q)	0.11	1.00	06/20/24	(300)	1	—	5
General Electric Company (Q)	0.22	1.00	06/20/26	(1,000)	18	—	9
General Motors Company (Q)	0.65	5.00	12/20/26	(320)	37	—	(16)
General Motors Company (Q)	1.07	5.00	06/20/28	(1,500)	240	—	40
Hess Corporation (Q)	0.31	1.00	12/20/26	(1,800)	33	—	57
MetLife, Inc. (Q)	0.29	1.00	12/20/24	(500)	3	—	(10)
MetLife, Inc. (Q)	0.63	1.00	06/20/28	(800)	15	—	30
Mundys S.P.A (Q)	0.61	1.00	12/20/25	(1,400)	11	(1)	73
Prudential Financial, Inc. (Q)	0.28	1.00	12/20/24	(800)	5	—	(15)
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(800)	5	—	134
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(2,500)	16	—	418
Tesco PLC (Q)	0.12	1.00	12/20/24	(800)	6	—	(11)
Tesco PLC (Q)	0.42	1.00	12/20/27	(1,700)	42	(1)	45
The AES Corporation (Q)	1.36	5.00	12/20/28	(300)	48	—	11
Verizon Communications Inc. (Q)	0.49	1.00	12/20/26	(1,400)	20	—	(13)
Vodafone Group Public Limited Company (Q)	0.13	1.00	06/20/24	(800)	2	—	(15)
					1,312	(3)	854

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 02/18/35	DUB	Put	4.50	02/13/25	3,300,000	3,300	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 04/10/34	GSC	Call	3.50	04/08/24	900,000	900	—
3M LIBOR, 04/17/34	GSC	Call	3.68	04/15/24	900,000	900	(2)
3M LIBOR, 04/22/34	GSC	Call	3.75	04/18/24	900,000	900	(4)
3M LIBOR, 04/22/34	GSC	Call	3.69	04/18/24	900,000	900	(2)
3M LIBOR, 04/04/29	MSC	Call	3.75	04/02/24	1,600,000	1,600	—
3M LIBOR, 04/29/34	MSC	Call	3.68	04/25/24	900,000	900	(3)
3M LIBOR, 04/10/34	GSC	Put	3.90	04/08/24	900,000	900	(2)
3M LIBOR, 04/17/34	GSC	Put	4.08	04/15/24	900,000	900	(1)
3M LIBOR, 04/22/34	GSC	Put	4.09	04/18/24	900,000	900	(1)
3M LIBOR, 04/22/34	GSC	Put	4.15	04/18/24	900,000	900	—
3M LIBOR, 04/04/29	MSC	Put	4.25	04/02/24	1,600,000	1,600	—
3M LIBOR, 04/29/34	MSC	Put	4.08	04/25/24	900,000	900	(1)
							(16)
Options on Securities
Federal National Mortgage Association, Inc, 06/15/2053	JPM	Put	96.20	06/06/24	900,000	866	(4)
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Call	98.16	04/04/24	300,000	294	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Call	98.08	04/04/24	400,000	392	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	96.18	04/04/24	400,000	385	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	96.77	04/04/24	1,400,000	1,355	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	95.08	04/04/24	400,000	380	—
Federal National Mortgage Association, Inc, 5.00%, 04/15/2054	JPM	Put	95.16	04/04/24	300,000	28,547	—
Federal National Mortgage Association, Inc, 5.00%, 05/15/2054	JPM	Call	97.66	05/06/24	1,700,000	1,660	(11)
Federal National Mortgage Association, Inc, 5.00%, 05/15/2054	JPM	Put	95.66	05/06/24	1,700,000	1,626	(3)
Federal National Mortgage Association, Inc, 5.00%, 06/15/2053	JPM	Call	99.20	06/06/24	900,000	893	(2)
							(20)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/02/24	BRL	2,177	434	(3)
BRL/USD	JPM	05/03/24	BRL	8,743	1,738	(31)
EUR/USD	BCL	04/02/24	EUR	17,098	18,446	(46)
EUR/USD	SSB	04/02/24	EUR	703	758	(2)
EUR/USD	BNP	05/02/24	EUR	703	759	—
IDR/USD	JPM	06/20/24	IDR	19,225,002	1,210	(7)
IDR/USD	MSC	06/20/24	IDR	7,778,982	490	(11)
IDR/USD	SCB	06/20/24	IDR	14,262,177	898	(5)
INR/USD	BNP	06/20/24	INR	91,193	1,091	(4)
INR/USD	SCB	06/20/24	INR	140,432	1,680	(7)
JPY/USD	JPM	04/02/24	JPY	285,300	1,885	(21)
MXN/USD	JPM	06/20/24	MXN	82	5	—
TRY/USD	BCL	04/09/24	TRY	4,776	146	(3)
TRY/USD	BCL	04/15/24	TRY	1,689	51	(1)
TRY/USD	BCL	04/16/24	TRY	3,409	104	(1)
TRY/USD	BCL	04/22/24	TRY	3,394	102	(2)
TRY/USD	BCL	04/24/24	TRY	2,373	71	(2)
TRY/USD	BCL	04/26/24	TRY	6,126	184	(5)
TRY/USD	BCL	04/29/24	TRY	22,823	683	(1)
TRY/USD	JPM	05/06/24	TRY	15,921	472	(1)
TRY/USD	GSC	05/10/24	TRY	791	23	—
TRY/USD	GSC	05/13/24	TRY	3,107	91	1
TRY/USD	GSC	05/14/24	TRY	3,419	100	2
TRY/USD	BCL	05/16/24	TRY	19,608	575	(3)
TRY/USD	JPM	05/16/24	TRY	19,824	581	—
TRY/USD	BCL	05/17/24	TRY	20,071	588	(3)
TRY/USD	JPM	05/20/24	TRY	14,287	417	(2)
TRY/USD	BCL	05/23/24	TRY	2,962	86	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	JPM	05/28/24	TRY	2,121	61	—
TRY/USD	JPM	05/31/24	TRY	2,376	68	—
TRY/USD	BCL	06/20/24	TRY	7,374	208	4
TRY/USD	GSC	06/25/24	TRY	28,256	792	(2)
USD/AUD	CIT	04/02/24	AUD	(3,169)	(2,065)	(3)
USD/AUD	BCL	05/02/24	AUD	(3,169)	(2,067)	(8)
USD/CAD	BNP	04/02/24	CAD	(2,354)	(1,738)	14
USD/CAD	BOA	04/02/24	CAD	(16,804)	(12,406)	(23)
USD/CAD	JPM	05/02/24	CAD	(19,034)	(14,058)	15
USD/DKK	BNP	04/02/24	DKK	(11,195)	(1,619)	6
USD/DKK	BCL	05/02/24	DKK	(11,035)	(1,598)	2
USD/EUR	BNP	04/02/24	EUR	(17,098)	(18,446)	97
USD/EUR	BCL	05/02/24	EUR	(17,098)	(18,468)	46
USD/GBP	BNP	04/02/24	GBP	(389)	(491)	1
USD/GBP	BOA	04/02/24	GBP	(877)	(1,107)	11
USD/GBP	CIT	04/02/24	GBP	(427)	(539)	(1)
USD/GBP	CIT	04/02/24	GBP	(2,861)	(3,611)	37
USD/GBP	SCB	04/02/24	GBP	(1,148)	(1,449)	17
USD/GBP	UBS	04/02/24	GBP	(171)	(215)	1
USD/MXN	CIT	04/19/24	MXN	(6,565)	(394)	(2)
USD/MXN	CIT	05/14/24	MXN	(79,700)	(4,762)	(70)
USD/PEN	CIT	06/20/24	PEN	(1,887)	(507)	—
					(50,743)	(16)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.29	1.00	12/20/24	(300)	2	4	(2)
Alibaba Group Holding Limited (Q)	BCL	0.29	1.00	12/20/24	(200)	1	3	(2)
Banco Do Brasil SA (Q)	JPM	1.05	1.00	12/20/24	(1,000)	2	(22)	24
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(600)	4	(10)	14
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	2	(8)	10
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	1	(5)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.13	1.00	06/20/24	(200)	1	(3)	4
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.13	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(100)	—	(1)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.13	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	4	(4)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.18	1.00	12/20/24	(500)	3	(3)	6
PT Pertamina (Persero) (Q)	BCL	0.27	1.00	12/20/24	(400)	2	(4)	6
South Africa, Parliament of (Q)	BCL	0.61	1.00	12/20/24	(800)	2	(30)	32
South Africa, Parliament of (Q)	GSC	0.61	1.00	12/20/24	(1,000)	2	(40)	42
					(6,250)	26	(127)	153

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	845,092	—	845,092
Government And Agency Obligations	—	297,115	—	297,115
Non-U.S. Government Agency Asset-Backed Securities	—	75,980	—	75,980
Senior Floating Rate Instruments	—	10,617	—	10,617
Preferred Stocks	2,475	—	—	2,475
Common Stocks	—	126	119	245
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	7,952	—	—	7,952
	10,427	1,228,930	119	1,239,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	280	—	—	280
Centrally Cleared Interest Rate Swap Agreements	—	962	—	962
Centrally Cleared Credit Default Swap Agreements	—	1,116	—	1,116
OTC Purchased Options	—	33	—	33
Open Forward Foreign Currency Contracts	—	254	—	254
OTC Credit Default Swap Agreements	—	157	—	157
	280	2,522	—	2,802
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(216)	—	—	(216)
Centrally Cleared Interest Rate Swap Agreements	—	(107)	—	(107)
Centrally Cleared Credit Default Swap Agreements	—	(262)	—	(262)
OTC Written Options	—	(36)	—	(36)
Open Forward Foreign Currency Contracts	—	(270)	—	(270)
OTC Credit Default Swap Agreements	—	(4)	—	(4)
	(216)	(679)	—	(895)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 117.9%
U.S. Treasury Inflation Indexed Securities 94.4%
Treasury, United States Department of
0.13%, 10/15/24 - 02/15/52 (a)	127,797	109,660
0.25%, 01/15/25 - 07/15/29 (a) (b)	100,623	95,893
2.38%, 01/15/25 (a)	6,296	6,288
0.13%, 04/15/25 - 01/15/32 (a) (b)	318,480	291,022
0.38%, 07/15/25 (a) (c)	9,090	8,887
0.13%, 10/15/25 (a) (c)	9,979	9,682
0.63%, 01/15/26 - 07/15/32 (a) (b)	133,710	123,108
2.00%, 01/15/26 (a) (b)	23,557	23,443
0.38%, 01/15/27 - 07/15/27 (a) (b)	83,462	79,465
2.38%, 01/15/27 (a) (c)	397	401
1.63%, 10/15/27 (a) (b)	21,332	21,129
0.50%, 01/15/28 (a) (b)	86,981	82,319
1.75%, 01/15/28 (a)	14,251	14,135
1.25%, 04/15/28 (a) (c)	6,063	5,892
3.63%, 04/15/28 (a) (b)	39,286	41,759
0.75%, 07/15/28 - 02/15/45 (a) (b)	115,986	98,901
2.38%, 10/15/28 (a) (b)	31,601	32,351
0.88%, 01/15/29 - 02/15/47 (a)	33,804	28,463
2.50%, 01/15/29 (a) (b)	16,794	17,253
3.88%, 04/15/29 (a)	13,788	15,072
1.38%, 07/15/33 - 02/15/44 (a) (b)	72,671	66,070
2.13%, 02/15/40 - 02/15/54 (a)	34,105	34,498
0.63%, 02/15/43 (a)	8,500	6,519
1.00%, 02/15/46 (a) (b)	31,939	25,546
1.00%, 02/15/48 (a)	9,000	7,081
1.00%, 02/15/49 (a) (c)	3,234	2,531
0.25%, 02/15/50 (a)	15,227	9,600
1.50%, 02/15/53 (a) (c)	6,015	5,251
		1,262,219
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corporation
7.61%, (6 Month USD LIBOR + 1.79%), 07/01/36 (d)	60	60
5.77%, (1 Year USD LIBOR + 1.52%), 09/01/36 (d)	19	19
5.89%, (1 Year USD LIBOR + 1.65%), 10/01/36 (d)	28	28
Federal National Mortgage Association, Inc.
5.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (d)	11	11
6.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (d)	25	25
4.50%, 09/01/52 - 11/01/52	972	926
5.00%, 06/01/53	380	371
6.50%, 12/01/53	1,100	1,123
TBA, 4.50%, 04/15/54 - 05/15/54 (b)	81,200	77,347
TBA, 6.50%, 04/15/54 (b)	19,000	19,408
TBA, 4.00%, 05/15/54 (b)	1,100	1,019
TBA, 5.00%, 05/15/54 (b)	16,000	15,621
TBA, 5.50%, 05/15/54 (b)	17,100	17,017
TBA, 6.00%, 05/15/54 (b)	31,800	32,094
Government National Mortgage Association
TBA, 3.50%, 04/15/54 (b)	51,100	46,495
		211,564
Treasury Inflation Indexed Securities 7.2%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,857,218	26,820
Gouvernement De France
0.25%, 07/25/24, EUR (a) (e)	4,497	4,896
0.10%, 03/01/26, EUR (a) (e)	12,306	13,160
0.10%, 07/25/31 - 07/25/38, EUR (a)	2,463	2,596
Government of Canada
4.25%, 12/01/26, CAD (a)	6,853	5,400
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (f)	38,300	40,888
0.40%, 05/15/30, EUR (a) (e)	2,023	2,066
1.80%, 05/15/36, EUR (a) (g)	796	863
		96,689
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.88%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	1,041	1,019
Series WF-4779, REMIC, 5.57%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	711	700
Series T-1A1-62, REMIC, 6.29%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	94	85
Series T-1A1-63, REMIC, 6.29%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	71	66
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 5.49%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	23	23
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 6.46%, (1 Year USD LIBOR + 1.47%), 04/20/67 (d)	1,212	1,226
Series 2018-FG-H15, REMIC, 6.25%, (1 Year USD LIBOR + 0.87%), 08/20/68 (d)	1,586	1,592
Series 2022-F-H22, REMIC, 6.22%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,317	2,318
		7,029
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	64	64
Total Government And Agency Obligations (cost $1,633,028)		1,577,565
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.3%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 6.62%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	678	679
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (h)	337	131
Adagio Clo VIII Designated Activity Company
Series VIII-AN-A, 4.87%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	1,600	1,713
Adagio V CLO Designated Activity Company
Series V-ARR-A, 4.66%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (d) (g)	993	1,060
Allegro CLO IX Ltd
Series 2018-A-3A, 6.74%, (3 Month Term SOFR + 1.43%), 10/16/31 (d)	582	582
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	69	37
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.68%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	270	242
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,195	777
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	222	186
AMMC CLO XII, Limited
Series 2013-AR2-12A, 6.51%, (3 Month Term SOFR + 1.21%), 11/11/30 (d)	392	393
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.72%, (3 Month Term SOFR + 1.40%), 07/22/32 (d)	1,200	1,200
Anchorage Capital Europe CLO 1 Designated Activity Company
Series A1R-1A, 4.72%, (3 Month EURIBOR + 0.78%), 01/15/31, EUR (d) (g)	2,190	2,340
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.46%, (3 Month Term SOFR + 1.16%), 07/18/29 (d)	846	846
Series 2017-A1R-27A, 6.51%, (3 Month Term SOFR + 1.19%), 07/17/30 (d)	961	961
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.77%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	1,300	1,290
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 4.55%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (d) (g)	470	505

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.45%, (3 Month Term SOFR + 1.13%), 01/16/29 (d)	1,934	1,934
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 4.66%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (d) (g)	2,346	2,512
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.73%, (3 Month Term SOFR + 1.41%), 01/16/30 (d)	473	473
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.57%, 06/25/35 (d)	13	12
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 6.65%, (3 Month Term SOFR + 1.33%), 01/20/32 (d)	800	800
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 5.09%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (d) (g)	500	538
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.53%, 03/26/37 (d)	166	156
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 7.13%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,600	1,592
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.00%, 01/25/36 (d)	75	69
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.33%, 08/25/36 (d)	86	52
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 5.88%, 05/25/33 (d)	8	7
Series 2003-2A1-9, REMIC, 5.54%, 02/25/34 (d)	35	32
Series 2004-22A1-9, REMIC, 5.42%, 11/25/34 (d)	23	22
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	24	21
Bear Stearns Arm Trust 2005-6
Series 2005-2A1-1, REMIC, 4.83%, 03/25/35 (d)	63	57
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.20%, 12/26/46 (d)	182	137
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 6.53%, (3 Month Term SOFR + 1.21%), 10/15/30 (d)	543	543
Birch Grove CLO Ltd
Series AR-19A, 6.72%, (3 Month Term SOFR + 1.39%), 06/16/31 (d)	494	495
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.88%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	373	400
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.79%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (d) (g)	841	904
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.66%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,034	1,035
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 4.74%, (3 Month EURIBOR + 0.79%), 04/28/32, EUR (d) (g)	626	672
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 7.22%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	504
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 4.53%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (d) (g)	1,569	1,684
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 6.66%, (3 Month Term SOFR + 1.34%), 04/22/32 (d)	400	400
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.52%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	748	748
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 4.68%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (g)	1,297	1,390
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.58%, (3 Month Term SOFR + 1.26%), 04/21/31 (d)	1,122	1,122
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.60%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	633	633
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.70%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	800	800
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 6.49%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (h)	205	191
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.68%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	647	647
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 5.30%, 02/25/37 (d)	7	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	721	347
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.99%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,284
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 6.66%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	683	684
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 6.56%, (3 Month Term SOFR + 1.26%), 04/18/31 (d)	1,654	1,655
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,792	1,757
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.73%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (h)	1,572	1,500
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.50%, 09/25/37 (d)	249	223
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 5.52%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (h)	43	30
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 5.80%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (h)	996	844
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.85%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,068
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.69%, 03/25/37 (d)	841	700
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	5	5
Series 2005-2A2B-3, REMIC, 5.32%, 08/25/35 (d)	25	24
Series 2005-A2-6, REMIC, 6.24%, (1 Year Treasury + 2.15%), 09/25/35 (d)	3	3
Series 2005-A1-6, REMIC, 7.56%, (1 Year Treasury + 2.10%), 09/25/35 (d)	5	5
Series 2005-M3-HE4, REMIC, 6.13%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (h)	3,422	2,931
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.56%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (h)	89	63
Contego CLO IV Designated Activity Company
Series AR-4A, 4.60%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	498	532

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CQS US CLO 2022-2 Ltd
Series 2022-A1R-2A, 7.17%, (3 Month Term SOFR + 1.85%), 07/21/31 (d)	1,845	1,844
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 5.56%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (h)	70	46
Series 2007-A3-CB6, REMIC, 5.66%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (h)	2,049	1,359
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.72%, (3 Month Term SOFR + 1.40%), 10/23/31 (d)	739	739
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.61%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	1,719	1,720
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d) (h)	582	134
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.29%, 12/03/37 (d)	2,035	1,795
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.60%, 09/29/36 (d)	476	455
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 4.68%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (g)	657	704
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.77%, (3 Month Term SOFR + 1.45%), 01/21/31 (d) (g)	391	390
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.18%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h)	68	66
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h)	3,424	3,202
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 4.82%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (d) (g)	500	532
Dryden 52 Euro Clo 2017 B.V. In Liquidatie
Series 2017-AR-52A, 4.76%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	394	422
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 6.53%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	565	565
Elmwood CLO 24 Ltd
Series 2023-A1-3A, 7.07%, (3 Month Term SOFR + 1.70%), 12/12/33 (d)	1,750	1,750
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 6.27%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	374	469
Series 2007-A3C-3A, 6.27%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	129	162
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 5.14%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (d) (g)	700	753
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 6.06%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	1,342	1,279
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 5.68%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (h)	4,926	4,289
First NLC Trust
Series 2007-A1-1, REMIC, 5.51%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	197	97
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.67%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	860	858
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 5.46%, (SONIA + 0.27%), 06/18/38, GBP (d) (e)	2	2
Series 2007-A2A-1, 5.44%, (SONIA + 0.25%), 03/18/39, GBP (d) (e)	9	12
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.80%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (h)	227	204
Grifonas Finance No.1 PLC
Series A-1, 4.18%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	331	348
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	229	123
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.17%, 01/25/35 (d)	21	20
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 7.44%, (3 Month Term SOFR + 2.12%), 07/21/31 (d)	586	586
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.02%, 04/19/34 (d)	63	60
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 5.63%, (1 Month Term SOFR + 0.30%), 09/19/37 (d) (h)	15	13
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 4.70%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	600	641
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 5.67%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,581
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (h)	1,005	957
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	8	7
Series 2005-4A1-AR1, REMIC, 4.50%, 03/25/35 (d)	9	9
Series 2005-2A1-AR1, REMIC, 4.80%, 11/25/35 (d)	16	17
Series 2005-A1-16IP, REMIC, 6.08%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (h)	68	54
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.86%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h)	17	17
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.04%, 08/25/35 (d)	40	36
Series 2005-2A1-A6, REMIC, 5.82%, 08/25/35 (d)	33	32
Series 2005-4A1-A6, REMIC, 5.39%, 09/25/35 (d)	6	6
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 5.66%, 07/25/35 (d)	11	11
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (d)	153	137
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.70%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	500	500
KKR CLO 11 Ltd
Series AR-11, 6.76%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	650	650
KKR CLO 9 Ltd.
Series AR2-9, 6.53%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	290	290
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 4.71%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (d) (g)	304	325
LCM Loan Income Fund I Ltd.
Series A-1A, 6.61%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	333	333
LCM XV LP
Series AR2-15A, 6.58%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	1,166	1,166
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 6.44%, (3 Month Term SOFR + 1.13%), 07/19/27 (d)	25	25
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h)	354	326
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	1,652	1,644

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.87%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,600	1,591
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.68%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (h)	387	151
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.94%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	427	421
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 0.00%, (3 Month Term SOFR + 0.00%), 10/18/30 (d)	500	500
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.78%, (3 Month Term SOFR + 1.46%), 07/29/30 (d)	283	283
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 6.33%, (3 Month Term SOFR + 1.01%), 04/16/29 (d)	603	603
Magnetite XVIII Ltd
Series 2016-AR2-18A, 6.45%, (3 Month Term SOFR + 1.14%), 11/15/28 (d)	390	390
Man GLG Euro CLO IV Designated Activity Company
Series A1R-2A, 4.81%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	124	134
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 4.63%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	369	394
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 4.50%, 12/25/33 (d)	40	38
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (h)	46	42
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 5.52%, 02/25/34 (d)	45	42
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 5.85%, 02/25/33 (d)	26	24
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.48%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,500	1,501
MidOcean Credit CLO II
Series 2013-ARR-2A, 6.61%, (3 Month Term SOFR + 1.29%), 01/29/30 (d)	161	161
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 6.63%, (3 Month Term SOFR + 1.31%), 02/20/31 (d)	732	732
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	230	216
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.66%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (h)	1,197	480
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 5.56%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (h)	35	31
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 6.42%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (h)	279	279
Series 2005-M2-HE2, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (h)	955	911
Series 2005-M3-HE5, REMIC, 6.12%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (h)	1,257	1,150
MortgageIT Trust 2004-2
Series 2004-M2-2, REMIC, 6.45%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	129	124
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 6.67%, (3 Month Term SOFR + 1.35%), 10/16/29 (d)	646	646
MP CLO VII, Ltd.
Series 2015-AR3-1A, 6.45%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	555	555
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd
Series 2023-A-53A, 6.96%, (3 Month Term SOFR + 1.59%), 10/24/32 (d)	1,200	1,207
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 6.21%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	210	197
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,325	1,239
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 6.21%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h)	2,076	2,005
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 4.71%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	1,611	1,721
OCP Euro CLO 2017-2 Designated Activity Company
Series 2017-A-2A, 4.76%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (d) (g)	358	384
Octagon Investment Partners 18-R, Ltd.
Series 2018-A1A-18A, 6.54%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	1,291	1,291
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.57%, (3 Month Term SOFR + 1.26%), 02/14/31 (d)	700	701
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 6.45%, (3 Month Term SOFR + 1.13%), 04/17/31 (d)	1,148	1,148
OZLM IX, Ltd.
Series 2014-A1A4-9A, 8.15%, 10/20/31 (d)	350	350
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 6.56%, (3 Month Term SOFR + 1.24%), 10/17/29 (d)	408	407
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.74%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	600	598
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 4.99%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (d) (g)	810	870
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.49%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (d) (g)	1,000	1,080
Palmer Square European Loan Funding 2024-1 DAC
Series 2024-A-1A, 0.00%, (3 Month EURIBOR + 1.25%), 08/15/33, EUR (d)	1,600	1,723
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 6.38%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	1,276	1,277
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 6.38%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	1,572	1,570
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 6.01%, 10/25/37 (d)	436	376
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.90%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	2,191	2,129
Regatta VIII Funding Ltd
Series 2017-A-1A, 6.83%, (3 Month Term SOFR + 1.51%), 10/17/30 (d)	1,144	1,144
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 6.09%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	373	369
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 6.07%, (1 Month Term SOFR + 0.74%), 12/25/35 (d) (h)	137	136
Series 2006-M1-KS3, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	261	255
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Residential Mortgage Securities 32 PLC
Series A-32A, 6.45%, (SONIA + 1.25%), 06/20/70, GBP (d) (g) (h)	1,073	1,356
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.61%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	582	582
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.72%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	1,136	1,137
Saranac CLO VII Limited
Series 2014-A1AR-2A, 6.81%, (3 Month Term SOFR + 1.49%), 11/20/29 (d)	164	164
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (h)	2,000	1,510
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 6.06%, (1 Month Term SOFR + 0.42%), 08/25/24 (d) (h)	325	300
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.76%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (h)	2,556	808
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (h)	367	139
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 6.17%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,508	1,459
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.71%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	292	291
Sound Point CLO IX, Ltd.
Series 2015-ARRR-2A, 6.79%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,200	1,199
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 6.48%, (3 Month Term SOFR + 1.16%), 01/23/29 (d)	36	36
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.84%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (h)	1,372	922
Stratus CLO 2021-2, Ltd.
Series 2021-A-2A, 6.48%, (3 Month Term SOFR + 1.16%), 12/28/29 (d)	383	383
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 6.53%, (3 Month Term SOFR + 1.21%), 12/31/29 (d)	808	808
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (h)	4	4
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 7.02%, 02/25/34 (d)	53	51
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 6.42%, (3 Month Term SOFR + 1.09%), 10/25/29 (d)	339	339
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (d) (h)	473	16
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 5.56%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,645	1,362
Series 2005-A3-1, REMIC, 5.38%, 04/25/45 (d)	44	43
Toro European CLO 5 Designated Activity Company
Series A-5A, 4.68%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	1,006	1,081
Series ANV-5A, 4.68%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	473	509
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 4.71%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,800	1,923
Towd Point Mortgage Funding 2019 - Granite4 PLC
Series 2019-A1-GR4A, 6.36%, (SONIA + 1.14%), 10/20/51, GBP (d) (g) (h)	1,882	2,376
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 6.44%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	465	470
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.91%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,401
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.97%, (SOFR 30-Day Average + 1.65%), 02/17/39 (d) (h)	300	298
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.74%, (3 Month Term SOFR + 1.42%), 07/30/32 (d)	1,500	1,501
Venture XIV CLO Ltd
Series 2013-ARR-14A, 6.63%, (3 Month Term SOFR + 1.29%), 08/28/29 (d)	43	43
Venture XVII CLO, Limited
Series 2014-ARR-17A, 6.46%, (3 Month Term SOFR + 1.14%), 04/15/27 (d)	105	105
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 6.60%, (3 Month Term SOFR + 1.28%), 04/20/29 (d)	29	29
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 6.57%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	1,006	1,003
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.70%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,500	1,500
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.22%, (SOFR 30-Day Average + 1.90%), 02/18/39 (d)	695	687
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 6.58%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	352	352
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.79%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	526	526
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 6.46%, (3 Month Term SOFR + 1.16%), 01/18/29 (d)	235	235
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 6.64%, (3 Month Term SOFR + 1.32%), 04/15/31 (d)	468	468
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 0.00%, 07/20/32 (d)	500	500
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 4.81%, 06/25/33 (d)	36	34
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.68%, 09/25/33 (d)	20	19
Series 2005-2A1-AR14, REMIC, 4.72%, 12/25/35 (d)	28	25
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 5.86%, (12 Month Treasury Average + 0.77%), 05/25/47 (d)	150	126
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 6.09%, (12 Month Treasury Average + 1.00%), 08/25/46 (d)	734	678
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.64%, 03/25/33 (d)	15	14
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 6.47%, (3 Month Term SOFR + 1.15%), 07/20/29 (d)	143	143
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 6.64%, (3 Month Term SOFR + 1.32%), 10/20/29 (d)	179	179
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.61%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	403	403

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 6.66%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,600	1,600
Total Non-U.S. Government Agency Asset-Backed Securities (cost $156,084)		150,724
CORPORATE BONDS AND NOTES 0.3%
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	79
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,138
Credit Suisse Group AG
4.93%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (e) (j)	100	108
2.13%, 10/13/26, EUR (e) (j)	240	252
1.00%, 06/24/27, EUR (e) (j)	100	101
7.00%, 09/30/27, GBP (e) (j)	100	131
7.75%, 03/01/29, EUR (e) (j)	100	123
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (e) (i) (j)	600	636
		2,568
Consumer Discretionary 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g) (k)	300	285
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	192
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	184
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	98
Total Corporate Bonds And Notes (cost $3,493)		3,327
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (i) (j)	1	610
Total Preferred Stocks (cost $500)		610
SHORT TERM INVESTMENTS 0.6%
Discount Notes 0.4%
FHLBanks Office of Finance
5.32%, 04/17/24	5,000	4,987
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (l) (m)	1,730	1,730
U.S. Treasury Bill 0.1%
Treasury, United States Department of
3.93%, 04/30/24	6	6
5.26%, 06/06/24	308	305
5.28%, 06/13/24 (c)	852	843
		1,154
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (l) (m)	293	293
Total Short Term Investments (cost $8,163)		8,164
Total Investments 130.1% (cost $1,801,268)		1,740,390
Total Forward Sales Commitments (4.7)% (proceeds $62,418)		(62,564)
Other Derivative Instruments (0.1)%		(708)
Other Assets and Liabilities, Net (25.3)%		(339,162)
Total Net Assets 100.0%		1,337,956

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $1,209,841.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $39,574 and 3.0% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of March 31, 2024.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (4.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (4.7%)
Treasury Inflation Indexed Securities (4.7%)
Treasury, United States Department of
0.13%, 10/15/24 (a)	(62,957)	(62,564)
Total Government And Agency Obligations (proceeds $62,418)		(62,564)
Total Forward Sales Commitments (4.7%) (proceeds $62,418)		(62,564)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	238	38,810	37,318	15	—	—	1,730	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Real Return Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	64	539	310	—	—	—	293	—
	302	39,349	37,628	15	—	—	2,023	0.2

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 4.93%, 01/16/26	03/27/23	102	108	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	243	252	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	95	101	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	131	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	112	123	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 6.27%, 06/13/45	06/29/16	461	469	—
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,788	4,896	0.4
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,493	13,160	1.0
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 5.46%, 06/18/38	09/18/21	2	2	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 5.44%, 03/18/39	09/18/21	13	12	—
Grifonas Finance No.1 PLC, Series A-1, 4.18%, 08/28/39	02/10/15	292	348	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	636	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,507	2,066	0.2
		22,983	22,304	1.7

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	225	June 2024	AUD	26,028	53	131
Euro BOBL	163	June 2024	EUR	19,197	—	83
Euro Buxl 30 Year Bond	59	June 2024	EUR	7,962	11	53
Italy Government BTP Bond	107	June 2024	EUR	12,541	(53)	210
United States 10 Year Ultra Bond	872	June 2024		99,590	11	349
					22	826
Short Contracts
Euro Bund	(355)	June 2024	EUR	(47,245)	(4)	(109)
Euro OAT	(31)	June 2024	EUR	(3,936)	5	(40)
Euro Schatz	(960)	June 2024	EUR	(101,396)	31	(81)
Italy Short Term Government BTP Bond	(210)	June 2024	EUR	(22,195)	23	(43)
United States 10 Year Note	(537)	June 2024		(59,274)	42	(224)
United States 2 Year Note	(517)	July 2024		(105,693)	105	(25)
United States 5 Year Note	(1,741)	July 2024		(186,365)	185	51
United States Long Bond	(399)	June 2024		(47,325)	(128)	(730)
United States Ultra Bond	(174)	June 2024		(22,243)	(67)	(203)
					192	(1,404)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	2.63	(A)	02/15/33	EUR	52,144	(20)	(392)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(1)	1,968
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(4)	5,848
6M EURIBOR (S)	Receiving	2.50	(A)	09/18/54	EUR	36,800	1	(56)
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	(2)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	(1)	(160)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	(1)	(381)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	—	(184)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	—	(176)
6M EURIBOR (S)	Paying	2.88	(A)	08/15/32	EUR	18,200	1	440
6M EURIBOR (S)	Paying	2.75	(A)	09/18/34	EUR	171,700	(43)	77
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	(3)	(16)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(2)	49
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	(8)	88
ESTR Volume Weighted Trimmed Mean Rate (A)	Receiving	3.48	(A)	02/26/25	EUR	257,300	35	(24)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.55	(A)	11/15/53	EUR	900	—	(21)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.62	(A)	11/15/53	EUR	900	—	(46)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.36	(A)	11/15/33	EUR	2,800	(5)	57
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.39	(A)	11/15/33	EUR	2,900	(5)	65
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.36	(A)	11/15/33	EUR	5,000	(9)	107
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	1	45
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	—	116
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	2,600	—	247
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	—	64
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	(1)	105
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	—	(110)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	—	(57)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	3	52
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	1	13
HICP (A)	Receiving	2.50	(A)	03/15/28	EUR	1,400	1	(15)
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	7	51
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	11	79
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	3	15
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	6	(15)
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	4	44
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	—	(15)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	(16)	(3,245)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	1	(38)
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	1	(17)
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	—	(13)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	—	(46)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	3	148
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	16	874
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	6	514
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	3	230
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	5	395
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	1	73
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	2	563
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	2	655
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	1	53
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	1	111
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	9	1,866
U.S. CPURNSA (A)	Paying	2.75	(A)	09/07/24		4,600	(9)	(17)
U.S. CPURNSA (A)	Paying	2.51	(A)	09/08/24		1,100	(5)	(7)
U.S. CPURNSA (A)	Paying	2.56	(A)	09/12/24		5,100	(22)	(27)
U.S. CPURNSA (A)	Paying	2.57	(A)	09/12/24		5,700	(24)	(30)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(2)	(983)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(8)	(801)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(8)	(710)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(5)	(811)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(8)	(2,268)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(2)	(447)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	65	36
U.S. SOFR (A)	Receiving	2.24	(S)	11/21/53		10,490	(25)	3,117
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	(72)	2,479
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	(29)	(108)
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	(69)	(4,179)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		31,400	(7)	(1,670)
							(224)	3,560

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
3M EURIBOR Future, Apr. 2024	(508)	EUR	96.75	04/12/24	—	338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24	194		776	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24	17		68	—
								—
Interest Rate Swaptions
3M LIBOR, 04/18/26	BPC	Call	3.80	04/16/24	51,900,000		51,900	—
3M LIBOR, 05/15/26	GSC	Call	4.27	05/13/24	52,100,000		52,100	(74)
6M EURIBOR, 10/08/27	BCL	Call	3.15	10/06/25	19,300,000	EUR	19,300	(356)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	16,000,000	EUR	16,000	(244)
6M EURIBOR, 09/02/27	GSC	Call	2.90	08/29/25	10,100,000	EUR	10,100	(145)
6M EURIBOR, 09/03/27	GSC	Call	2.80	09/01/25	21,700,000	EUR	21,700	(282)
6M EURIBOR, 10/08/27	BCL	Put	3.15	10/06/25	19,300,000	EUR	19,300	(68)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	16,000,000	EUR	16,000	(71)
6M EURIBOR, 09/02/27	GSC	Put	2.90	08/29/25	10,100,000	EUR	10,100	(47)
6M EURIBOR, 09/03/27	GSC	Put	2.80	09/01/25	21,700,000	EUR	21,700	(116)
								(1,403)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BCL	04/02/24	EUR	93,946	101,354	(254)
EUR/USD	BOA	04/02/24	EUR	705	761	(11)
MXN/USD	CIT	05/14/24	MXN	6,552	391	6
USD/AUD	CIT	04/02/24	AUD	(721)	(470)	(1)
USD/AUD	BCL	05/02/24	AUD	(721)	(470)	(2)
USD/CAD	MSC	04/02/24	CAD	(7,197)	(5,313)	(10)
USD/CAD	JPM	05/02/24	CAD	(7,151)	(5,281)	6
USD/EUR	CIT	04/02/24	EUR	(94,651)	(102,114)	404
USD/EUR	BCL	05/02/24	EUR	(93,946)	(101,476)	254
USD/GBP	BNP	04/02/24	GBP	(3,443)	(4,346)	25
USD/GBP	BCL	05/02/24	GBP	(3,443)	(4,346)	8
USD/JPY	CIT	04/02/24	JPY	(4,085,600)	(26,989)	305
USD/JPY	JPM	05/02/24	JPY	(4,063,800)	(26,968)	17
USD/PEN	CIT	06/20/24	PEN	(6,924)	(1,859)	2
					(177,126)	749

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/16/24	50,690	—	151
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/16/24	60,767	—	(6)
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/25/24	65,162	—	(54)
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/16/24	29,053	—	(9)
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/30/24	23,238	—	(10)
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/30/24	26,921	—	(67)
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	04/30/24	25,200	—	(49)
					—	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,577,565	—	1,577,565
Non-U.S. Government Agency Asset-Backed Securities	—	150,724	—	150,724
Corporate Bonds And Notes	—	3,327	—	3,327
Preferred Stocks	610	—	—	610
Short Term Investments	2,023	6,141	—	8,164
	2,633	1,737,757	—	1,740,390
Liabilities - Securities
Government And Agency Obligations	—	(62,564)	—	(62,564)
	—	(62,564)	—	(62,564)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	877	—	—	877
Centrally Cleared Interest Rate Swap Agreements	—	20,647	—	20,647
Exchange Traded Futures Options	338	—	—	338
Open Forward Foreign Currency Contracts	—	1,027	—	1,027
OTC Total Return Swap Agreements	—	151	—	151
	1,215	21,825	—	23,040
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,455)	—	—	(1,455)
Centrally Cleared Interest Rate Swap Agreements	—	(17,087)	—	(17,087)
OTC Written Options	—	(1,403)	—	(1,403)
Open Forward Foreign Currency Contracts	—	(278)	—	(278)
OTC Total Return Swap Agreements	—	(195)	—	(195)
	(1,455)	(18,963)	—	(20,418)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 93.6%
Industrials 26.4%
ADS Tactical, Inc.
2021 Term Loan B, 11.19%, (SOFR + 5.75%), 03/04/28 (a)	907	908
Advisor Group, Inc.
2023 Term Loan B, 9.83%, (SOFR + 4.50%), 08/17/28 (a)	4,305	4,319
Aegion Corporation
Term Loan, 0.00%, (SOFR + 4.25%), 03/31/28 (a) (b)	1,000	1,003
2024 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 03/31/28 (a)	2,937	2,947
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.07%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	5,193	5,200
2023 Incremental Term Loan, 0.00%, (SOFR + 0.00%), 07/31/28 (a) (b)	121	121
2023 Incremental Term Loan, 9.58%, (SOFR + 0.00%), 07/31/28 (a)	1,764	1,770
2023 Incremental Term Loan, 9.58%, (SOFR + 0.00%), 07/31/28 (a)	152	153
AI Mistral Holdco Limited
2017 Term Loan B, 11.33%, (SOFR + 6.00%), 09/30/25 (a)	1,634	1,651
Ali Group North America Corporation
2021 Term Loan B, 7.44%, (SOFR + 2.00%), 10/13/28 (a)	837	837
AlixPartners, LLP
2021 USD Term Loan B, 7.94%, (SOFR + 2.50%), 02/04/28 (a)	982	983
Alliance Laundry Systems LLC
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 09/30/27 (a)	88	88
Term Loan B, 8.93%, (3 Month Term SOFR + 3.50%), 09/30/27 (a)	1,243	1,246
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (SOFR + 3.75%), 05/04/28 (a)	2,456	2,452
Amentum Government Services Holdings LLC
2022 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 02/07/29 (a)	1,478	1,479
American Airlines, Inc.
2021 Term Loan, 10.33%, (SOFR + 4.75%), 03/10/28 (a)	5,234	5,430
2023 1st Lien Term Loan, 8.77%, (SOFR + 3.50%), 05/29/29 (a)	1,405	1,408
Amynta Agency Borrower Inc.
2023 1st Lien Term Loan B, 9.58%, (SOFR + 4.25%), 02/28/28 (a)	582	585
Anticimex International AB
2021 USD Term Loan B1, 0.00%, (SOFR + 3.15%), 07/21/28 (a) (b)	30	30
2021 USD Term Loan B1, 8.46%, (SOFR + 3.15%), 07/21/28 (a)	309	309
2021 USD Term Loan B4, 8.95%, (SOFR + 3.65%), 11/16/28 (a)	657	657
APi Group DE, Inc.
2023 Incremental Term Loan, 7.94%, (SOFR + 2.50%), 01/03/29 (a)	700	701
AppLovin Corporation
2021 Term Loan B, 8.42%, (1 Month Term SOFR + 3.10%), 10/25/28 (a)	2,079	2,077
2024 Term Loan (2030), 7.83%, (3 Month Term SOFR + 2.50%), 08/19/30 (a)	769	768
APX Group, Inc.
2021 Term Loan B, 3.25%, (SOFR + 3.25%), 07/01/28 (a)	1,964	1,968
2021 Term Loan B, 10.75%, (Prime + 2.25%), 07/01/28 (a)	6	6
AQ Carver Buyer, Inc.
2023 Term Loan B, 10.91%, (3 Month Term SOFR + 5.50%), 07/28/29 (a)	2,529	2,531
Archkey Solutions LLC
Term Loan, 10.69%, (SOFR + 5.25%), 06/30/28 (a)	309	309
Arsenal AIC Parent LLC
2024 Term Loan B, 9.07%, (SOFR + 3.75%), 08/18/30 (a)	4,788	4,799
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	605	607
Arthur US Finco Inc
Term Loan B, 10.62%, (SOFR + 5.25%), 11/08/30 (a)	480	464
Associated Materials Inc.
2022 Term Loan B, 11.33%, (SOFR + 6.00%), 03/09/29 (a)	5,020	4,786
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.33%, (SOFR + 4.00%), 12/25/28 (a)	1,327	1,328
BrightView Landscapes, LLC
2022 Term Loan B, 8.31%, (3 Month Term SOFR + 3.00%), 04/14/29 (a)	2,469	2,469
Brookfield WEC Holdings Inc.
2024 Term Loan, 8.08%, (SOFR + 2.75%), 01/20/31 (a)	2,505	2,501
Carnival Corporation
2023 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/27 (a)	2,700	2,701
2021 Incremental Term Loan B, 8.69%, (SOFR + 3.25%), 10/08/28 (a)	5,407	5,409
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 02/07/26 (a)	982	983
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	247	248
Chart Industries, Inc.
2023 Term Loan, 8.67%, (SOFR + 3.25%), 03/15/30 (a)	665	666
CHG Healthcare Services Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 09/22/28 (a)	419	419
2023 Incremental Term Loan, 9.08%, (SOFR + 3.75%), 09/30/28 (a)	30	30
2023 Incremental Term Loan, 9.09%, (SOFR + 3.75%), 09/30/28 (a)	320	320
Chromalloy Corp
Term Loan, 0.00%, (SOFR + 3.75%), 03/21/31 (a) (b)	310	309
Clear Channel Outdoor Hldgs Inc
Term Loan, 9.07%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	4,888	4,879
Term Loan, 0.00%, (SOFR + 4.00%), 08/20/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.10%, (1 Month Term SOFR + 3.67%), 03/30/29 (a)	3,553	3,557
Conair Holdings, LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 05/13/28 (a)	4,473	4,426
Conduent Business Services, LLC
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 10/15/28 (a)	2,904	2,895
Constant Contact Inc
Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	988	958
Core & Main LP
2024 Incremental Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 02/05/31 (a)	215	214
Covanta Holding Corporation
2024 Term Loan B, 8.07%, (SOFR + 2.75%), 11/30/28 (a)	362	361
2024 Term Loan C, 8.07%, (SOFR + 2.75%), 11/30/28 (a)	27	27
Covetrus, Inc.
Term Loan, 10.35%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	6,631	6,634
CP Atlas Buyer, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 11/23/27 (a)	6,165	6,083
CPM Holdings, Inc.
2023 Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	160	160

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CQP Holdco LP
2023 4th Amendment Term Loan, 8.35%, (3 Month Term SOFR + 3.00%), 12/31/30 (a)	7,139	7,160
Crown Subsea Communications Holding,Inc.
2024 Term Loan B, 10.07%, (3 Month Term SOFR + 4.75%), 01/27/31 (a)	3,392	3,409
Da Vinci Purchaser Corp.
2019 Term Loan, 9.44%, (SOFR + 4.00%), 12/10/26 (a)	405	405
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.19%, (SOFR + 3.75%), 12/31/24 (a)	129	129
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	524	524
DXP Enterprises, Inc.
2023 Term Loan B, 10.29%, (SOFR + 4.75%), 10/06/30 (a)	229	229
EAB Global, Inc.
2021 Term Loan, 8.94%, (SOFR + 3.50%), 12/31/24 (a)	527	527
Echo Global Logistics, Inc.
Term Loan, 8.93%, (SOFR + 3.50%), 11/09/28 (a)	1,625	1,599
Term Loan, 8.95%, (3 Month Term SOFR + 3.50%), 11/09/28 (a)	717	705
Eisner Advisory Group LLC
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 02/24/31 (a)	3,047	3,055
Employbridge Holding Company
2021 Term Loan B, 10.34%, (SOFR + 4.75%), 07/16/28 (a)	6,989	5,797
Ensemble RCM, LLC
2024 Term Loan B, 8.32%, (SOFR + 3.00%), 08/01/29 (a)	1,403	1,406
EOS Finco Sarl
2022 USD Term Loan, 11.10%, (3 Month Term SOFR + 5.75%), 08/03/29 (a)	188	153
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (b)	2,667	2,672
2022 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (c)	4,930	4,940
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.32%, (3 Month Term SOFR + 4.00%), 01/31/31 (a)	605	606
FinCo I LLC
2023 Term Loan, 8.31%, (3 Month Term SOFR + 3.00%), 06/27/28 (a)	229	229
First Student Bidco Inc
Term Loan C, 8.36%, (3 Month Term SOFR + 3.00%), 07/12/28 (a)	1,128	1,125
Term Loan B, 8.61%, (3 Month Term SOFR + 3.00%), 07/13/28 (a)	3,718	3,711
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (SOFR + 2.75%), 06/30/28 (a)	606	604
Forward Air Corporation
Term Loan B, 9.83%, (SOFR + 4.50%), 09/20/30 (a)	738	727
Foundever Worldwide Corporation
2021 USD Term Loan, 9.19%, (SOFR + 3.75%), 07/28/28 (a)	5,358	4,580
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.36%, (SOFR + 4.75%), 02/24/26 (a)	1,000	891
Gloves Buyer, Inc.
2021 Term Loan, 9.44%, (SOFR + 4.00%), 12/29/27 (a) (d)	4,615	4,604
Griffon Corporation
Term Loan B, 7.75%, (3 Month Term SOFR + 2.25%), 01/24/29 (a)	926	925
Groupe Solmax Inc.
Term Loan, 10.19%, (SOFR + 4.75%), 12/30/24 (a)	2,281	2,238
Term Loan, 10.36%, (SOFR + 4.75%), 12/30/24 (a)	2,653	2,602
GTCR W Merger Sub LLC
USD Term Loan B, 8.33%, (SOFR + 3.00%), 09/21/30 (a)	2,365	2,371
Harbourvest Partners, LLC
2024 Term Loan B, 7.84%, (SOFR + 2.50%), 04/22/30 (a)	944	944
Heritage-Crystal Clean, Inc.
Term Loan B, 10.32%, (3 Month Term SOFR + 5.00%), 10/05/30 (a)	4,236	4,237
Hertz Corporation, (The)
2023 Incremental Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 06/30/28 (a)	390	378
HighTower Holdings LLC
2021 Term Loan B, 9.59%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	709	709
Homeserve USA Holding Corp
Term Loan, 8.33%, (1 Month Term SOFR + 3.00%), 10/12/30 (a)	645	646
Hunter Holdco 3 Limited
USD Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	5,591	5,577
Husky Injection Molding Systems Ltd.
Term Loan, 0.00%, (SOFR + 5.00%), 02/01/29 (a) (b)	2,372	2,377
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.86%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	647	648
II-VI Incorporated
2022 Term Loan B, 8.19%, (SOFR + 2.75%), 12/08/28 (a)	870	870
IVC Acquisition Ltd
2023 USD Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 11/16/28 (a)	780	780
Janus International Group, LLC
2023 Term Loan B, 8.62%, (SOFR + 3.25%), 07/26/30 (a)	3,090	3,099
KBR, Inc.
2024 Term Loan B, 7.58%, (SOFR + 2.25%), 01/10/31 (a)	175	175
Kenan Advantage Group, Inc.
2024 Term Loan B3, 9.08%, (SOFR + 3.75%), 01/19/29 (a)	309	309
Kestrel Bidco Inc.
Term Loan B, 8.43%, (SOFR + 3.00%), 07/31/26 (a)	587	587
KNS Acquisition Corp.
Term Loan, 11.69%, (SOFR + 6.25%), 04/16/27 (a)	495	431
Kodiak Building Partners, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 03/12/28 (a) (b)	503	503
KUEHG Corp.
2023 Term Loan, 10.35%, (3 Month Term SOFR + 5.00%), 05/22/30 (a)	1,786	1,788
LaserShip, Inc.
2021 Term Loan, 10.40%, (3 Month Term SOFR + 4.50%), 04/30/28 (a)	352	327
LBM Acquisition LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 12/08/27 (a)	1,069	1,066
Learning Care Group, Inc.
2023 Term Loan, 10.06%, (SOFR + 4.75%), 08/08/28 (a)	89	89
2023 Term Loan, 10.07%, (SOFR + 4.75%), 08/08/28 (a)	158	158
2023 Term Loan, 10.09%, (SOFR + 4.75%), 08/08/28 (a)	89	89
2023 Term Loan, 10.10%, (3 Month Term SOFR + 4.75%), 08/08/28 (a)	18	18
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.94%, (SOFR + 4.61%), 11/23/28 (a)	3,014	2,961
LSF11 Trinity Bidco, Inc.
2023 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 06/14/30 (a)	932	934
LSF12 Badger Bidco LLC
Term Loan B, 11.32%, (SOFR + 6.00%), 07/25/30 (a)	3,447	3,453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Madison IAQ LLC
Term Loan, 8.69%, (SOFR + 3.25%), 06/15/28 (a)	936	934
MajorDrive Holdings IV LLC
Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	3,666	3,670
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 10/08/28 (a)	3,645	3,244
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (a)	1,491	1,533
Miter Brands Acquisition Holdco Inc
Term Loan, 0.00%, (SOFR + 3.50%), 03/21/31 (a) (b)	215	216
Neptune Bidco US Inc
2022 USD Term Loan A, 10.17%, (SOFR + 4.75%), 10/11/28 (a)	442	404
2022 USD Term Loan B, 0.00%, (SOFR + 5.00%), 04/11/29 (a) (b)	1,000	921
2022 USD Term Loan B, 10.42%, (SOFR + 5.00%), 04/11/29 (a)	6,894	6,347
Nielsen Consumer Inc.
2023 USD Fifth Amendment Incremental Term Loan, 11.58%, (SOFR + 6.25%), 03/06/28 (a)	2,993	2,971
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 8.33%, (SOFR + 3.00%), 08/10/30 (a)	4,064	4,064
OMNIA Partners LLC
Delayed Draw Term Loan, 9.07%, 07/19/30 (a)	67	67
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 07/25/30 (a)	713	716
One Call Corporation
2021 Term Loan, 11.09%, (SOFR + 5.50%), 04/08/27 (a)	2,880	2,679
Optiv Security, Inc.
2023 Term Loan, 10.57%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	552	534
Osaic Holdings Inc
Term Loan, 0.00%, (SOFR + 4.00%), 08/16/28 (a) (b)	734	736
Oscar AcquisitionCo, LLC
Term Loan B, 9.95%, (3 Month Term SOFR + 4.50%), 04/29/29 (a)	1,058	1,060
Osmose Utilities Services, Inc.
Term Loan, 8.69%, (SOFR + 3.25%), 06/18/28 (a)	985	970
Ovation Parent Inc
Term Loan, 0.00%, (SOFR + 3.50%), 03/27/31 (a) (b)	340	340
Parexel International Corporation
2021 1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 08/10/28 (a)	2,559	2,564
Patagonia Holdco LLC
Term Loan B1, 11.06%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (c)	774	714
Pathway Vet Alliance LLC
2021 Term Loan, 9.19%, (SOFR + 3.75%), 03/31/27 (a)	302	264
Pelican Products, Inc.
2021 Term Loan, 9.60%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,849	5,405
Pike Corporation
2021 Incremental Term Loan B, 8.44%, (SOFR + 3.00%), 01/15/28 (a)	1,000	1,003
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (a)	2,530	2,522
PMHC II, Inc.
2022 Term Loan B, 9.72%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	3,286	3,250
PRA Health Sciences, Inc.
US Term Loan, 7.86%, (SOFR + 2.25%), 06/16/28 (a)	161	162
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	6,929	6,926
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 8.07%, (SOFR + 2.63%), 02/01/27 (a)	3,399	3,400
R1 RCM, Inc.
2022 Term Loan B, 8.33%, (3 Month Term SOFR + 3.00%), 06/21/29 (a)	330	331
Rand Parent, LLC
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/09/30 (a) (b)	255	255
2023 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	6,262	6,266
Red Planet Borrower, LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 09/23/28 (a)	558	548
Rockwood Service Corporation
2020 Term Loan, 9.69%, (SOFR + 4.25%), 12/21/26 (a)	227	227
Runner Buyer, Inc.
2021 Term Loan B, 10.96%, (SOFR + 5.50%), 10/08/28 (a)	6,056	4,557
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 04/02/29 (a)	3,656	3,674
Spin Holdco Inc.
2021 Term Loan, 9.59%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	7,117	6,563
SRS Distribution Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 05/20/28 (a)	248	250
2022 Incremental Term Loan, 8.68%, (SOFR + 3.25%), 06/02/28 (a)	1,033	1,038
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.50%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	5,502	3,485
Star Parent, Inc.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 09/19/30 (a) (b)	1,000	993
Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	3,000	2,980
Tempo Acquisition LLC
2023 Term Loan B, 8.08%, (SOFR + 2.75%), 08/31/28 (a)	351	352
TKC Holdings, Inc.
2021 Term Loan, 10.94%, (SOFR + 5.50%), 05/03/28 (a)	3,376	3,335
TransDigm, Inc.
2023 Term Loan I, 8.58%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	12,927	12,968
United Airlines, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 02/15/31 (a)	3,654	3,654
USIC Holdings, Inc.
2021 Term Loan, 9.07%, (SOFR + 3.50%), 05/06/28 (a)	26	26
2021 Term Loan, 9.11%, (SOFR + 3.50%), 05/06/28 (a)	254	253
Vaco Holdings, LLC
2022 Term Loan, 10.43%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	4,994	4,929
Verscend Holding Corp.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 08/27/25 (a)	4,966	4,966
Vertical US Newco Inc
Term Loan B, 9.08%, (SOFR + 3.50%), 07/29/27 (a)	67	67
WestJet Loyalty LP
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	4,518	4,514
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (a)	248	249
Wood Mackenzie Limited
2024 Term Loan B, 8.81%, (SOFR + 3.50%), 02/01/31 (a)	495	496
		315,839

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Communication Services 13.4%
19th Holdings Golf, LLC
2022 Term Loan B, 8.67%, (SOFR + 3.35%), 01/27/29 (a)	522	509
888 Acquisitions Limited
USD Term Loan B, 10.82%, (6 Month Term SOFR + 5.25%), 07/18/28 (a)	6,381	6,330
Academy, Ltd.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	167	167
Allen Media, LLC
2021 Term Loan B, 11.00%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (c)	7,923	6,886
Alterra Mountain Company
2023 Term Loan B, 9.18%, (SOFR + 3.75%), 05/09/30 (a)	432	433
Altice Financing SA
2022 USD Term Loan, 10.31%, (SOFR + 5.00%), 10/31/27 (a)	7,514	7,026
Altice France S.A.
2018 Term Loan B13, 9.57%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	990	829
2023 USD Term Loan B14, 10.81%, (SOFR + 5.50%), 08/31/28 (a)	6,931	5,480
Amer Sports Company
USD Term Loan, 8.58%, (SOFR + 3.25%), 01/21/31 (a)	1,333	1,333
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.94%, (SOFR + 5.50%), 07/21/27 (a)	972	952
Arcis Golf LLC
2023 Term Loan B, 9.19%, (SOFR + 3.75%), 11/24/28 (a)	349	349
CenturyLink, Inc.
2020 Term Loan B, 7.69%, (SOFR + 2.25%), 03/15/27 (a)	4,499	3,300
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (a)	2,466	2,466
Ciena Corporation
2020 Term Loan B, 7.33%, (1 Month Term SOFR + 2.00%), 10/24/30 (a)	134	134
Cimpress Public Limited Company
USD Term Loan B, 8.94%, (SOFR + 3.50%), 04/29/28 (a)	2,970	2,965
City Football Group Limited
Term Loan, 8.44%, (SOFR + 3.00%), 07/08/28 (a)	1,444	1,441
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.61%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	641	642
CMG Media Corporation
2021 Term Loan, 8.95%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	6,310	5,482
CommScope, Inc.
2019 Term Loan B, 8.69%, (SOFR + 3.25%), 02/07/26 (a)	733	664
Connect Finco Sarl
2021 Term Loan B, 8.83%, (SOFR + 3.50%), 12/11/26 (a)	113	113
Connect Finco SARL
Term Loan, 0.00%, (SOFR + 4.50%), 09/11/29 (a) (b)	4,071	4,001
Consolidated Communications, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 09/15/27 (a)	1,000	947
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.69%, (1 Month Term SOFR + 2.25%), 01/22/28 (a)	1,500	1,478
CSC Holdings, LLC
2019 Term Loan B5, 7.94%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	5,928	5,326
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	1,489	1,430
Dave & Buster's, Inc.
2024 Term Loan B, 8.62%, (SOFR + 3.25%), 06/29/29 (a)	399	399
Delta 2 (LUX) S.a.r.l.
2022 Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 01/15/30 (a)	765	765
DirecTV Financing, LLC
Term Loan, 10.44%, (SOFR + 5.00%), 07/22/27 (a)	2,589	2,590
2024 Term Loan, 0.00%, (SOFR + 5.25%), 08/02/29 (a) (b)	779	778
2024 Term Loan, 10.83%, (SOFR + 5.25%), 08/02/29 (a)	2,869	2,864
Dotdash Meredith Inc
Term Loan B, 9.43%, (SOFR + 4.00%), 11/23/28 (a)	985	975
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 11/18/28 (a)	96	95
Fleet Midco I Limited
2024 Term Loan B, 8.57%, (SOFR + 3.25%), 01/31/31 (a)	1,131	1,131
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	2,087	2,086
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 10/08/27 (a)	7,192	7,163
Global Tel*Link Corporation
2018 1st Lien Term Loan, 9.68%, (SOFR + 4.25%), 11/20/25 (a)	4,960	4,816
2018 2nd Lien Term Loan, 15.43%, (SOFR + 10.00%), 11/29/26 (a)	1,000	872
GOGO Intermediate Holdings LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 04/21/28 (a)	2,703	2,697
Gray Television Inc
Term Loan, 0.00%, (SOFR + 3.00%), 10/27/28 (a) (b)	2,500	2,337
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (a)	17,840	17,838
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.44%, (SOFR + 4.00%), 10/08/27 (a)	504	505
Herschend Entertainment Company, LLC
2021 Term Loan, 8.33%, (SOFR + 3.00%), 08/18/28 (a)	982	984
II-VI Incorporated
2024 Term Loan B, 0.00%, (SOFR + 2.50%), 07/02/29 (a) (b)	140	140
LCPR Loan Financing LLC
2021 Term Loan B, 9.19%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	492
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.82%, (SOFR + 4.00%), 01/15/26 (a)	220	221
Light and Wonder International, Inc.
2024 Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 04/14/29 (a)	3,631	3,635
MH Sub I, LLC
2023 Term Loan, 9.58%, (SOFR + 4.25%), 04/13/28 (a)	9,486	9,419
Northwest Fiber, LLC
2021 Term Loan, 9.19%, (SOFR + 3.75%), 04/30/27 (a)	985	983
Ontario Gaming GTA LP
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	485	486
Radiate Holdco, LLC
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 09/25/26 (a)	870	726
SBA Senior Finance II LLC
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 01/20/31 (a)	355	356
Scientific Games Holdings LP
2022 USD Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 02/03/29 (a)	6,415	6,410
Securus Technologies Holdings, Inc.
2023 Term Loan, 10.50%, (3 Month Term SOFR + 4.90%), 11/01/24 (a)	6,896	5,099

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2023 2nd Lien Term Loan, 14.26%, (3 Month Term SOFR + 8.65%), 11/01/25 (a) (d)	408	112
Simon & Schuster Inc
Term Loan B, 9.32%, (SOFR + 4.00%), 09/27/30 (a)	502	503
Telesat Canada
Term Loan B5, 8.35%, (SOFR + 2.75%), 11/22/26 (a)	3,000	1,800
Topgolf Callaway Brands Corp.
Term Loan B, 8.93%, (SOFR + 3.50%), 03/14/30 (a)	1,043	1,043
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (a)	1,926	1,929
Univision Communications Inc.
2021 First Lien Term Loan B, 8.69%, (SOFR + 3.25%), 03/15/26 (a)	263	263
2022 Term Loan B, 8.69%, (SOFR + 3.25%), 05/06/28 (a)	2,050	2,042
ViaSat, Inc.
Term Loan, 9.83%, (SOFR + 4.50%), 02/23/29 (a)	5,142	4,972
2023 Term Loan, 9.93%, (SOFR + 4.50%), 05/30/30 (a)	3,192	3,090
Virgin Media Bristol LLC
USD Term Loan N, 7.94%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	5,500	5,413
2023 USD Term Loan Y, 8.79%, (SOFR + 3.25%), 03/06/31 (a)	820	806
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (SOFR + 6.25%), 08/24/27 (a)	982	956
		160,474
Information Technology 12.2%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.57%, (SOFR + 4.25%), 01/24/31 (a)	5,428	5,443
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (a)	906	911
Arches Buyer Inc.
2021 Term Loan B, 8.68%, (SOFR + 3.25%), 12/06/27 (a)	2,103	2,035
Ascend Learning, LLC
2021 Term Loan, 8.93%, (SOFR + 3.50%), 11/18/28 (a)	1,626	1,615
2021 2nd Lien Term Loan, 11.18%, (SOFR + 5.75%), 11/18/29 (a)	585	575
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	4,673	4,623
Banff Merger Sub Inc
2023 USD Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 12/08/28 (a)	2,850	2,866
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 01/31/31 (a)	783	783
CD&R Hydra Buyer, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/15/31 (a) (b)	870	872
Central Parent Inc.
2023 Term Loan B, 9.35%, (3 Month Term SOFR + 4.00%), 07/06/29 (a)	4,912	4,925
CentralSquare Technologies, LLC
2018 1st Lien Term Loan, 9.25%, (3 Month Term SOFR + 3.75%), 08/15/25 (a)	383	371
Cloud Software Group Inc
Term Loan, 0.00%, (SOFR + 4.50%), 03/19/31 (a) (b)	2,241	2,226
Cloud Software Group, Inc.
2022 USD Term Loan A, 9.95%, (3 Month Term SOFR + 4.50%), 09/30/28 (a)	169	168
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 03/20/29 (a) (b)	2,000	1,989
2022 USD Term Loan B, 9.95%, (3 Month Term SOFR + 4.50%), 03/30/29 (a)	1,890	1,880
ConnectWise, LLC
2021 Term Loan B, 9.11%, (SOFR + 3.50%), 09/23/28 (a)	1,140	1,139
CoreLogic, Inc.
Term Loan, 8.94%, (SOFR + 3.50%), 04/14/28 (a)	1,523	1,486
Dayforce, Inc.
Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 02/16/31 (a)	315	314
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (SOFR + 4.00%), 07/31/26 (a)	6,581	6,545
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (a)	219	220
Electrical Components International, Inc.
2018 1st Lien Term Loan, 9.68%, (SOFR + 4.25%), 06/22/25 (a)	4,970	4,958
Endure Digital Inc.
Term Loan, 9.42%, (6 Month Term SOFR + 3.50%), 01/27/28 (a)	2,285	2,222
Epicor Software Corporation
2023 Incremental Term Loan, 9.08%, (SOFR + 3.75%), 07/31/27 (a)	800	803
Esdec Solar Group B.V.
Term Loan B, 10.36%, (3 Month Term SOFR + 4.75%), 08/23/28 (a)	242	228
Eta Australia Holdings III Pty Ltd
Term Loan, 9.33%, (SOFR + 4.00%), 03/08/26 (a)	2,758	2,744
Flexera Software LLC
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 01/26/28 (a)	645	646
Gainwell Acquisition Corp.
Term Loan B, 9.45%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	8,263	7,887
Galaxy US Opco Inc.
Term Loan, 10.06%, (3 Month Term SOFR + 4.75%), 04/19/29 (a)	1,236	1,115
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (a)	1,257	1,256
Genesys Cloud Services Holdings II LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 09/30/27 (a)	1,538	1,543
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.44%, (SOFR + 2.00%), 08/10/27 (a)	982	982
Helios Software Holdings, Inc.
2024 Term Loan, 9.07%, (SOFR + 3.75%), 07/15/30 (a)	244	241
ION Trading Finance Limited
2021 USD Term Loan, 10.20%, (SOFR + 4.75%), 03/26/28 (a)	4,571	4,560
Iron Mountain, Inc.
2023 Term Loan B, 7.58%, (SOFR + 2.25%), 01/31/31 (a)	997	988
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.32%, (3 Month Term SOFR + 5.00%), 05/04/28 (a)	2,926	1,721
McAfee, LLC
2022 USD Term Loan B, 9.18%, (SOFR + 3.75%), 02/03/29 (a)	4,226	4,213
MKS Instruments, Inc.
2023 USD Term Loan B, 7.82%, (SOFR + 2.50%), 08/17/29 (a)	975	974
NCR Atleos LLC
Term Loan B, 10.16%, (3 Month Term SOFR + 4.75%), 09/22/30 (a)	757	761
Term Loan B, 10.18%, (SOFR + 4.75%), 09/22/30 (a)	3	3
Open Text Corporation
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 01/31/30 (a)	7,155	7,163
Peraton Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/22/28 (a)	6,775	6,762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Polaris Newco LLC
USD Term Loan B, 0.00%, (SOFR + 4.00%), 06/03/28 (a) (b)	115	114
USD Term Loan B, 9.57%, (SOFR + 4.00%), 06/03/28 (a)	6,095	6,033
Project Alpha Intermediate Holding, Inc.
2023 1st Lien Term Loan B, 10.06%, (3 Month Term SOFR + 4.75%), 10/18/30 (a)	965	970
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 8.94%, (1 Month Term SOFR + 3.50%), 06/01/26 (a)	509	510
Proofpoint, Inc.
1st Lien Term Loan, 0.00%, (SOFR + 3.25%), 06/09/28 (a) (b)	810	810
1st Lien Term Loan, 8.69%, (SOFR + 3.25%), 06/09/28 (a)	982	982
Quest Software US Holdings Inc.
2022 Term Loan, 9.71%, (SOFR + 4.25%), 01/19/29 (a)	6,292	4,756
Rackspace Finance, LLC
Term Loan, 8.18%, (SOFR + 2.75%), 03/15/28 (a)	822	401
Rackspace Technology Global, Inc.
2024 First Lien First Out Term Loan, 11.58%, (3 Month Term SOFR + 6.25%), 05/15/28 (a)	117	117
RealPage, Inc
1st Lien Term Loan, 8.44%, (SOFR + 3.00%), 02/18/28 (a)	3,779	3,674
Renaissance Holding Corp.
2024 Term Loan, 9.58%, (SOFR + 4.25%), 04/08/30 (a)	973	974
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 9.35%, (3 Month Term SOFR + 4.00%), 11/22/29 (a)	6,297	6,331
Sophia, L.P.
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (a)	1,618	1,624
Sovos Compliance, LLC
2021 Term Loan, 9.94%, (SOFR + 4.50%), 08/11/28 (a)	495	490
SS&C Technologies Inc.
2018 Term Loan B5, 7.19%, (SOFR + 1.75%), 04/15/25 (a)	1,156	1,156
2022 Term Loan B6, 7.68%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	182	182
2022 Term Loan B7, 7.68%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	353	353
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (a)	872	872
Uber Technologies, Inc.
2023 Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	5,030	5,050
UKG Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (a)	6,097	6,126
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.59%, (SOFR + 4.00%), 08/09/25 (a)	3,131	2,762
Veritas US Inc.
2021 USD Term Loan B, 10.44%, (SOFR + 5.00%), 09/01/25 (a)	381	351
Vertiv Group Corporation
2023 Term Loan B, 7.94%, (SOFR + 2.50%), 03/02/27 (a)	1,477	1,479
VS Buyer, LLC
Term Loan B, 8.68%, (SOFR + 3.25%), 02/19/27 (a)	455	455
Webpros Luxembourg Sarl
Term Loan, 0.00%, (SOFR + 4.00%), 03/19/31 (a) (b)	170	170
Xerox Holdings Corp
2023 Term Loan B, 9.33%, (SOFR + 4.00%), 11/14/29 (a)	3,658	3,666
Zayo Group Holdings, Inc.
USD Term Loan, 8.44%, (SOFR + 3.00%), 02/18/27 (a)	2,910	2,547
		145,711
Consumer Discretionary 10.4%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.58%, (SOFR + 2.25%), 09/12/30 (a)	3,872	3,868
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (a)	8,223	8,250
ACProducts, Inc.
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,696	1,542
Adient US LLC
2024 Term Loan B2, 8.08%, (SOFR + 2.75%), 01/31/31 (a)	5,133	5,145
American Trailer World Corp.
Term Loan B, 9.18%, (SOFR + 3.75%), 02/17/28 (a)	4,861	4,737
Apro, LLC
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/14/26 (a)	985	986
Autokiniton US Holdings, Inc.
2024 Term Loan B, 9.44%, (SOFR + 4.00%), 04/06/28 (a)	4,653	4,665
Avis Budget Car Rental, LLC
2023 Term Loan C, 8.43%, (SOFR + 3.00%), 03/16/29 (a)	181	181
BBB Industries LLC
2022 Term Loan, 10.68%, (SOFR + 5.25%), 06/30/29 (a)	2,150	2,046
Belron Finance US LLC
2023 1st Lien Term Loan, 7.66%, (3 Month Term SOFR + 2.25%), 04/18/29 (a)	124	124
BJ's Wholesale Club, Inc.
2023 Term Loan B, 7.33%, (SOFR + 2.00%), 02/03/29 (a)	227	227
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.08%, (SOFR + 2.75%), 12/13/29 (a)	548	548
Caesars Entertainment Inc.
Term Loan B, 8.66%, (3 Month Term SOFR + 3.25%), 01/25/30 (a)	11,544	11,563
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (a)	1,165	1,165
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/03/30 (a)	4,026	4,033
Crocs, Inc.
2024 Term Loan, 7.58%, (SOFR + 2.25%), 02/20/29 (a)	1,541	1,544
CWGS Group, LLC
2021 Term Loan B, 7.94%, (SOFR + 2.50%), 05/25/28 (a)	62	60
2021 Term Loan B, 7.94%, (SOFR + 2.50%), 05/25/28 (a)	921	896
EG Group Limited
2023 USD Tranche C Term Loan B, 11.24%, (SOFR + 5.50%), 02/07/28 (a)	5,117	5,079
First Brands Group, LLC
2022 Incremental Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	3,542	3,541
2021 2nd Lien Term Loan, 14.07%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	2,558	2,526
Flynn Restaurant Group LP
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 11/22/28 (a)	269	270
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.31%, (SOFR + 4.00%), 01/25/31 (a)	3,828	3,841
Four Seasons Hotels Limited
2024 Term Loan B, 7.32%, (SOFR + 2.00%), 11/30/29 (a)	89	89
Fugue Finance B.V.
2023 USD Term Loan B, 9.34%, (SOFR + 4.00%), 01/31/28 (a)	323	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Golden Entertainment, Inc.
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 05/18/30 (a)	655	654
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.95%, (3 Month Term SOFR + 3.50%), 10/18/29 (a)	5,365	5,383
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 10/19/27 (a)	2,831	2,828
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 05/20/28 (a)	1,924	1,925
2024 Incremental Term Loan B, 8.08%, (SOFR + 2.75%), 01/10/31 (a)	2,147	2,150
International Textile Group, Inc
2023 Last Out Term Loan, 0.00%, (SOFR + 1.15%), 09/30/27 (a) (b)	—	—
2023 Last Out Term Loan, 17.48%, (SOFR + 1.15%), 09/30/27 (a)	2,005	1,452
J&J Ventures Gaming, LLC
Term Loan, 9.61%, (3 Month Term SOFR + 4.00%), 04/07/28 (a)	6,978	6,915
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 08/29/25 (a)	491	489
Mattress Firm Inc
2021 Term Loan B, 9.86%, (6 Month USD LIBOR + 4.25%), 09/21/28 (a)	737	737
Michaels Companies, Inc.
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	3,424	3,064
Pacific Bells, LLC
Term Loan B, 10.11%, (3 Month Term SOFR + 4.50%), 10/12/28 (a)	333	331
PetSmart, Inc.
2021 Term Loan B, 0.00%, (SOFR + 3.75%), 12/31/24 (a) (b)	2,000	1,993
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (a)	1,995	1,988
Playa Resorts Holding B.V.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 11/22/28 (a)	556	558
Restoration Hardware, Inc.
Term Loan B, 7.94%, (SOFR + 2.50%), 10/15/28 (a)	264	257
RVR Dealership Holdings, LLC
Term Loan B, 9.18%, (SOFR + 3.75%), 02/08/28 (a)	600	560
Solis IV BV
USD Term Loan B1, 8.82%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	7,922	7,816
Sotheby's
2021 Term Loan B, 10.08%, (SOFR + 4.50%), 01/15/27 (a)	448	439
Station Casinos LLC
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 03/07/31 (a)	1,165	1,163
Sweetwater Borrower, LLC
Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (a)	6,140	6,147
Tenneco, Inc.
2022 Term Loan B, 10.30%, (SOFR + 5.00%), 11/17/28 (a)	6,731	6,323
2022 Term Loan B, 10.45%, (SOFR + 5.00%), 11/17/28 (a)	19	18
Tory Burch LLC
Term Loan B, 8.69%, (SOFR + 3.25%), 04/14/28 (a)	478	476
Touchdown Acquirer Inc
Delayed Draw Term Loan, 0.00%, 02/07/31 (a) (b)	75	75
USD Term Loan, 9.31%, (3 Month Term SOFR + 4.00%), 02/07/31 (a)	340	341
Wand NewCo 3, Inc.
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 01/21/31 (a)	640	641
WH Borrower, LLC
2023 Incremental Term Loan, 10.82%, (3 Month Term SOFR + 5.50%), 02/15/27 (a) (d)	1,083	1,081
Whatabrands LLC
2021 Term Loan B, 8.69%, (SOFR + 3.25%), 07/21/28 (a)	1,535	1,535
		124,588
Materials 8.7%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	643	640
2022 USD Incremental Term Loan, 10.08%, (SOFR + 4.75%), 11/04/27 (a)	341	340
Avient Corporation
Term Loan B7, 7.83%, (3 Month Term SOFR + 2.50%), 08/29/29 (a)	443	443
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.85%, (3 Month Term SOFR + 2.50%), 12/20/29 (a)	124	124
Berlin Packaging LLC
2021 Term Loan B5, 9.19%, (SOFR + 3.75%), 03/11/28 (a)	1,104	1,104
2021 Term Loan B5, 9.36%, (SOFR + 3.75%), 03/11/28 (a)	47	47
Charter NEX US, Inc.
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 12/01/27 (a)	685	686
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (SOFR + 3.50%), 08/10/28 (a)	1,477	1,469
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 11/07/30 (a)	715	690
Cyanco Intermediate 2 Corp.
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 06/29/28 (a)	128	129
Derby Buyer LLC
USD Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 10/12/30 (a)	505	508
Discovery Purchaser Corporation
Term Loan, 9.71%, (3 Month Term SOFR + 4.38%), 08/04/29 (a)	1,080	1,078
Domtar Corporation
2021 Term Loan B, 5.61%, (SOFR + 5.50%), 11/30/28 (a)	3,763	3,669
GEON Performance Solutions, LLC
2021 Term Loan, 10.36%, (3 Month Term SOFR + 4.75%), 08/10/28 (a)	5,587	5,587
Hexion Holdings Corporation
2022 USD Term Loan, 9.98%, (SOFR + 4.50%), 03/02/29 (a)	1,535	1,509
INEOS Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 9.19%, (SOFR + 3.75%), 06/23/30 (a)	3,400	3,396
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (a)	3,000	2,987
2023 USD Term Loan, 9.18%, (SOFR + 3.75%), 03/01/30 (a)	1,434	1,430
INEOS US Finance LLC
2022 USD Term Loan B, 9.18%, (SOFR + 3.75%), 11/02/27 (a)	4,593	4,595
2023 USD Term Loan B, 8.93%, (SOFR + 3.50%), 02/09/30 (a)	806	805
2024 USD Term Loan B, 9.08%, (SOFR + 3.75%), 01/30/31 (a)	2,667	2,669
IRIS Holdings Inc.
Term Loan, 10.16%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	2,418	2,308
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.27%, (SOFR + 4.72%), 02/04/26 (a)	7,950	7,453
Koppers Inc.
First Lien Term Loan B, 8.93%, (SOFR + 3.50%), 04/10/30 (a)	419	419
Lonza Group AG
USD Term Loan B, 9.37%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,457	2,307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (a)	5,000	5,003
Natgasoline LLC
Term Loan B, 8.94%, (SOFR + 3.50%), 10/31/25 (a)	481	479
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.93%, (SOFR + 3.50%), 09/22/28 (a)	983	981
Nouryon Finance B.V.
2023 USD Term Loan B, 9.42%, (3 Month Term SOFR + 4.00%), 04/03/28 (a)	572	572
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 09/21/28 (a)	4,023	4,022
2024 Term Loan, 9.57%, (SOFR + 4.25%), 11/09/28 (a)	1,413	1,416
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27 (a)	982	984
Plaze, Inc.
2019 Term Loan B, 8.94%, (SOFR + 2.50%), 07/17/26 (a)	1,814	1,782
2020 Incremental Term Loan, 9.19%, (SOFR + 3.75%), 08/03/26 (a)	972	955
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	388	388
Pretium Packaging, LLC
Second Out Term Loan A1, 9.91%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	3,222	2,876
First Out Term Loan A, 10.31%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	866	875
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.33%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	2,000	1,206
RelaDyne Inc.
2022 Term Loan B, 9.58%, (SOFR + 4.25%), 01/25/29 (a)	1,474	1,474
RLG Holdings, LLC
2021 Term Loan, 9.69%, (SOFR + 4.25%), 07/02/28 (a)	2,541	2,510
2021 2nd Lien Term Loan, 12.94%, (SOFR + 7.50%), 07/02/29 (a)	1,000	909
Spa Holdings 3 Oy
USD Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 03/18/28 (a)	297	297
Staples, Inc.
7 Year Term Loan, 10.44%, (1 Month USD LIBOR + 5.00%), 04/05/26 (a)	4,084	4,038
Starfruit Finco B.V
2023 Term Loan B, 9.42%, (SOFR + 4.00%), 03/02/28 (a)	2,645	2,652
SupplyOne, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/27/31 (a) (b)	170	169
Titan Acquisition Limited
2018 Term Loan B, 8.44%, (SOFR + 3.00%), 03/16/25 (a)	3,601	3,596
TricorBraun Holdings, Inc.
2021 Term Loan, 8.69%, (SOFR + 3.25%), 01/29/28 (a)	741	732
Trident TPI Holdings, Inc.
2021 Term Loan B3, 9.61%, (3 Month Term SOFR + 4.00%), 07/22/26 (a)	2,134	2,133
2023 USD Term Loan, 9.85%, (3 Month Term SOFR + 4.50%), 09/15/28 (a)	1,011	1,011
2022 USD Incremental Term Loan, 10.60%, (3 Month Term SOFR + 5.25%), 09/15/28 (a)	696	698
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 8.10%, (SOFR + 2.50%), 05/03/28 (a)	4,142	3,057
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 08/11/28 (a)	203	203
Wilsonart LLC
2021 Term Loan E, 8.70%, (3 Month Term SOFR + 3.25%), 12/19/26 (a)	6,906	6,909
Windsor Holdings III, LLC
USD Term Loan B, 9.82%, (SOFR + 4.50%), 06/21/30 (a) (d)	5,445	5,438
		103,757
Financials 7.2%
Acrisure, LLC
2020 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,959	4,949
2021 Incremental Term Loan B, 9.19%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	488	487
2021 First Lien Term Loan B, 9.69%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,898	1,900
2023 Term Loan, 9.83%, (SOFR + 4.50%), 10/20/30 (a)	1,016	1,019
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.82%, (SOFR + 3.50%), 11/06/30 (a)	1,011	1,015
AmWINS Group, Inc.
2021 Term Loan B, 7.69%, (SOFR + 2.25%), 02/16/28 (a)	814	814
2023 Incremental Term Loan B, 8.19%, (SOFR + 2.75%), 02/19/28 (a)	173	173
Aretec Group, Inc.
2023 Incremental Term Loan, 9.93%, (SOFR + 4.50%), 03/08/30 (a)	3,137	3,152
AssuredPartners, Inc.
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 02/13/27 (a)	2,494	2,495
2023 Term Loan B4, 9.08%, (1 Month Term SOFR + 3.75%), 02/13/27 (a)	1,657	1,658
2024 Incremental Term Loan B5, 8.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	624	625
Asurion LLC
2020 Term Loan B8, 8.69%, (SOFR + 3.25%), 12/23/26 (a)	4,757	4,653
2021 2nd Lien Term Loan B3, 10.69%, (SOFR + 5.25%), 02/05/28 (a)	3,840	3,446
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (a)	1,450	1,397
2021 Second Lien Term Loan B4, 10.69%, (SOFR + 5.25%), 01/15/29 (a)	4,665	4,155
Broadstreet Partners, Inc.
2023 Term Loan B3, 9.08%, (SOFR + 3.75%), 01/26/29 (a)	458	459
Chamberlain Group Inc
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	3,910	3,902
2024 Incremental Term Loan B, 9.08%, (SOFR + 3.75%), 11/03/28 (a)	667	667
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.57%, (SOFR + 5.25%), 02/03/28 (a)	5,804	5,819
Citadel Securities LP
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 2.25%), 07/29/30 (a)	2,816	2,812
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (a) (b)	5,064	5,052
Term Loan, 0.00%, 02/21/31 (a) (b)	230	230
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (a)	5,159	5,159
Hudson River Trading LLC
2021 Term Loan, 8.44%, (SOFR + 3.00%), 03/17/28 (a)	4,906	4,870
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (a)	5,374	5,375
Jones DesLauriers Insurance Management Inc.
2024 Term Loan B, 8.80%, (SOFR + 3.50%), 03/15/30 (a)	295	295
Moneygram International Inc
Term Loan, 0.00%, (SOFR + 5.50%), 06/01/30 (a) (b)	3,000	2,965
NEXUS Buyer LLC
2023 Term Loan B2, 9.83%, (SOFR + 4.50%), 12/11/30 (a)	1,264	1,253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Novae LLC
1st Lien Term Loan, 10.48%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (c)	325	322
OneDigital Borrower LLC
2021 Term Loan, 9.68%, (SOFR + 4.25%), 11/16/27 (a)	897	896
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.69%, (SOFR + 4.25%), 11/04/28 (a)	10	8
Term Loan B, 9.82%, (3 Month Term SOFR + 4.25%), 11/04/28 (a)	4,038	3,063
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.08%, (SOFR + 3.75%), 02/16/28 (a)	5,019	5,027
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (a)	982	981
Truist Insurance Holdings, LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/21/31 (a) (b)	1,335	1,333
Term Loan, 0.00%, (SOFR + 4.75%), 03/08/32 (a) (b)	1,140	1,146
USI, Inc.
2023 Term Loan B, 8.35%, (3 Month Term SOFR + 3.00%), 11/22/29 (a)	985	985
2023 Acquisition Term Loan, 8.60%, (3 Month Term SOFR + 3.25%), 09/13/30 (a)	109	109
VFH Parent LLC
2022 Term Loan B, 8.43%, (SOFR + 3.00%), 01/07/29 (a)	959	957
Walker & Dunlop, Inc.
2023 Incremental Term Loan B, 8.43%, (SOFR + 3.00%), 12/14/28 (a) (d)	257	257
		85,880
Health Care 6.4%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	7,445	5,524
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (a)	2,145	2,069
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	685	685
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.83%, (SOFR + 5.50%), 05/04/28 (a)	4,300	4,288
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (SOFR + 2.25%), 11/08/27 (a)	295	295
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 12.06%, (SOFR + 6.00%), 09/28/27 (a)	2,831	2,817
Catalent Pharma Solutions Inc.
2023 Term Loan B4, 8.33%, (1 Month Term SOFR + 3.00%), 02/22/28 (a)	3,000	3,004
CNT Holdings I Corp
2020 Term Loan, 8.82%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	1,165	1,166
Embecta Corp
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	470	435
Fitness International, LLC
2024 Term Loan B, 10.58%, (SOFR + 5.25%), 01/30/29 (a) (d)	315	310
Geo Group, Inc. (The)
2022 Tranche 1 Term Loan, 12.20%, (SOFR + 6.88%), 03/23/27 (a)	180	185
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.57%, (SOFR + 4.25%), 09/26/24 (a)	3,419	3,180
2020 Term Loan B, 9.84%, (SOFR + 4.25%), 09/24/25 (a)	3,937	3,664
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.43%, (SOFR + 2.00%), 11/15/27 (a)	1,990	1,924
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (a)	6	6
2020 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 10/20/27 (a)	44	44
2023-1 Incremental Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 10/29/27 (a)	602	599
ICU Medical, Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 2.50%), 12/16/28 (a)	459	458
Insulet Corporation
2024 Term Loan B, 8.33%, (SOFR + 3.00%), 05/04/28 (a)	1,857	1,858
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 8.44%, (SOFR + 3.00%), 05/05/28 (a)	6,181	6,212
Knight Health Holdings LLC
Term Loan B, 10.69%, (SOFR + 5.25%), 12/15/28 (a)	6,960	2,970
LifePoint Health, Inc.
2023 Term Loan B, 11.09%, (SOFR + 5.50%), 11/16/28 (a)	6,000	6,013
MED ParentCo LP
1st Lien Term Loan, 9.69%, (1 Month Term SOFR + 4.25%), 08/01/26 (a)	982	980
Medline Borrower, LP
USD Term Loan B, 8.44%, (SOFR + 3.00%), 09/30/28 (a)	6,523	6,538
Organon & Co
USD Term Loan, 8.43%, (SOFR + 3.00%), 04/07/28 (a)	500	501
Owens & Minor, Inc.
2022 Term Loan B, 9.18%, (SOFR + 3.75%), 03/23/29 (a)	2,262	2,268
2022 Term Loan B, 9.20%, (3 Month Term SOFR + 3.75%), 03/23/29 (a)	1,070	1,073
Padagis LLC
Term Loan B, 10.34%, (SOFR + 4.75%), 06/30/28 (a)	5,000	4,775
Phoenix Guarantor Inc
2024 Term Loan, 8.58%, (1 Month Term SOFR + 3.25%), 02/13/31 (a)	4,753	4,689
Radiology Partners Inc
2018 1st Lien Term Loan B, 10.59%, (3 Month Term SOFR + 5.00%), 06/28/25 (a)	3,836	3,698
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (a)	1,798	1,806
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (SOFR + 4.25%), 09/22/28 (a)	127	121
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	982	866
Upstream Rehabilition, Inc.
2021 Term Loan, 9.82%, (SOFR + 4.25%), 11/20/26 (a)	827	776
		75,797
Consumer Staples 4.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.19%, (SOFR + 3.75%), 09/19/25 (a)	1,969	1,931
2021 Incremental Term Loan, 10.19%, (SOFR + 4.75%), 10/01/25 (a)	935	918
Anastasia Parent, LLC
2018 Term Loan B, 9.36%, (3 Month Term SOFR + 3.75%), 08/03/25 (a)	984	711
BCPE North Star US HoldCo 2, Inc.
Term Loan, 9.44%, (SOFR + 4.00%), 06/09/28 (a)	4,411	4,111
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 03/17/28 (a)	496	491
Cardenas Markets, Inc.
2022 Term Loan, 12.20%, (SOFR + 6.75%), 07/20/29 (a)	637	639
Chobani, LLC
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 10/20/27 (a)	982	984
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 10/25/27 (a)	2,175	2,187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Del Monte Foods, Inc.
2022 Term Loan, 9.68%, (SOFR + 4.25%), 02/15/29 (a)	1,132	955
Eagle Parent Corp.
2022 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	703	695
Naked Juice LLC
Term Loan, 0.00%, (SOFR + 3.25%), 01/20/29 (a) (b)	1,000	933
Term Loan, 8.70%, (SOFR + 3.25%), 01/20/29 (a) (c)	3,630	3,389
2nd Lien Term Loan, 11.45%, (SOFR + 6.00%), 01/25/30 (a)	5,023	4,045
Northeast Grocery, Inc.
Term Loan B, 12.83%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	325	324
Olaplex, Inc
2022 Term Loan, 8.93%, (SOFR + 3.50%), 02/17/29 (a)	4,939	4,570
Primary Products Finance LLC
2024 Term Loan B, 8.94%, (3 Month Term SOFR + 3.50%), 04/02/29 (a)	6,435	6,427
Saratoga Food Specialties LLC
Term Loan, 0.00%, (SOFR + 3.75%), 02/28/29 (a) (b)	210	210
Sunshine Investments B.V.
2022 USD Term Loan, 9.56%, (3 Month Term SOFR + 4.25%), 05/05/29 (a)	5,589	5,584
Triton Water Holdings, Inc
Term Loan, 8.86%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	7,604	7,518
2024 Incremental Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 03/31/28 (a)	1,000	988
Upfield B.V.
2023 USD Term Loan B7, 0.00%, (SOFR + 4.75%), 01/31/28 (a) (b)	1,833	1,822
2023 USD Term Loan B7, 10.31%, (SOFR + 4.75%), 01/31/28 (a)	4,998	4,967
WOOF Holdings, Inc
1st Lien Term Loan, 9.36%, (3 Month Term SOFR + 3.75%), 12/16/27 (a)	982	776
		55,175
Energy 3.2%
AL NGPL Holdings, LLC
Term Loan B, 8.83%, (SOFR + 3.50%), 04/16/28 (a)	2,978	2,984
BCP Renaissance Parent LLC
2023 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 09/21/30 (a)	7,377	7,393
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (SOFR + 3.50%), 11/10/29 (a)	706	705
Discovery Energy Corp
Term Loan, 0.00%, (SOFR + 4.75%), 01/30/31 (a) (b)	3,768	3,771
Freeport LNG Investments, LLLP
Term Loan B, 9.08%, (SOFR + 3.50%), 11/17/28 (a)	4,277	4,242
GIP II Blue Holding, L.P
Term Loan B, 9.94%, (SOFR + 4.39%), 09/22/28 (a)	989	992
GIP Pilot Acquisition Partners LP
Term Loan, 8.33%, (SOFR + 3.00%), 09/15/30 (a)	4,205	4,215
Medallion Midland Acquisition, LLC
2023 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 10/18/28 (a)	2,666	2,668
NGL Energy Partners LP
2024 Term Loan B, 9.83%, (SOFR + 4.50%), 01/25/31 (a)	628	629
Par Petroleum, LLC
2023 Term Loan B, 9.69%, (SOFR + 4.25%), 02/14/30 (a)	338	338
PG Invt Co 59 Sa rl
Term Loan, 0.00%, (SOFR + 3.50%), 02/23/31 (a) (b)	760	761
Prairie ECI Acquiror LP
2024 Term Loan, 10.07%, (3 Month Term SOFR + 4.75%), 02/22/29 (a)	255	254
Traverse Midstream Partners LLC
2017 Term Loan, 8.82%, (SOFR + 3.50%), 09/22/24 (a)	5,935	5,941
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	3,083	3,087
		37,980
Utilities 0.9%
BIP PipeCo Holdings LLC
Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 12/05/30 (a)	1,115	1,116
Generation Bridge Northeast, LLC
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 08/03/29 (a)	313	313
GIP III Stetson I, L.P
2023 Term Loan B, 9.68%, (SOFR + 4.25%), 10/05/28 (a)	481	482
New Fortress Energy Inc
Term Loan, 10.32%, (SOFR + 5.00%), 10/26/30 (a)	1,475	1,479
Pacific Gas And Electric Company
2020 Term Loan B1, 7.83%, (SOFR + 3.00%), 06/18/25 (a)	1,436	1,436
Talen Energy Supply, LLC
2023 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	1,644	1,649
2023 Term Loan C, 9.83%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	1,339	1,343
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.33%, (SOFR + 2.00%), 12/11/25 (a)	1,047	1,046
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (a) (b)	1,907	1,907
		10,771
Real Estate 0.2%
Brand Industrial Services Inc
2023 Term Loan B, 10.81%, (3 Month Term SOFR + 5.50%), 07/25/30 (a)	1,767	1,773
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.19%, (SOFR + 2.75%), 08/15/25 (a)	38	38
2023 Term Loan, 8.68%, (SOFR + 3.25%), 01/31/30 (a)	524	522
Greystar Real Estate Partners, LLC
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 08/21/30 (a)	269	269
Vestis Corporation
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (a)	210	210
		2,812
Total Senior Floating Rate Instruments (cost $1,134,068)		1,118,784
CORPORATE BONDS AND NOTES 5.3%
Energy 1.3%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (e)	2,240	2,246
Baytex Energy Corp.
8.50%, 04/30/30 (e)	2,295	2,394
Callon Petroleum Company
7.50%, 06/15/30 (e)	1,880	1,990
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	120	120
8.38%, 01/15/29 (e)	400	419
Energy Transfer LP
6.75%, (100, 05/15/25) (f)	3,000	2,951
9.60%, (3 Month Term SOFR + 4.29%), (100, 04/29/24) (a) (f)	1,205	1,200
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	2,885	2,814
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	183	182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
6.50%, 09/30/26 (e)	729	702
		15,018
Financials 1.0%
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	365	367
Bank of America Corporation
6.25%, (100, 09/05/24) (f)	640	637
Icahn Enterprises L.P.
5.25%, 05/15/27	2,820	2,613
JPMorgan Chase & Co.
9.35%, (3 Month Term SOFR + 4.04%), (100, 05/01/24) (a) (f)	75	75
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (e)	1,100	1,163
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,744
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	2,000	1,823
7.88%, 12/15/29 (e)	1,000	1,028
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (e)	2,348	1,732
		12,182
Consumer Discretionary 0.8%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	165	169
Carnival Corporation
4.00%, 08/01/28 (e)	2,342	2,182
EG Global Finance PLC
12.00%, 11/30/28 (e)	575	612
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,264
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (e)	2,309	2,360
Rivian Holdings LLC
11.49%, (6 Month Term SOFR + 6.05%), 10/15/26 (a) (e) (g)	2,085	2,106
Univision Communications Inc.
6.63%, 06/01/27 (e)	260	254
8.00%, 08/15/28 (e)	170	173
		9,135
Communication Services 0.7%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (e)	1,614	1,413
CMG Media Corporation
8.88%, 12/15/27 (e)	1,132	744
Dish Network Corporation
11.75%, 11/15/27 (e)	850	868
Iliad Holding
7.00%, 10/15/28 (e)	1,276	1,263
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	2,064	1,935
Liberty Media Corporation
8.25%, 02/01/30	1,745	1,069
Telesat Canada
6.50%, 10/15/27 (e)	2,102	898
		8,190
Industrials 0.6%
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e)	510	463
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	125	135
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (e)	2,577	2,572
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	2,330	2,490
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	601
4.63%, 04/15/29 (e)	856	796
		7,057
Health Care 0.4%
DaVita Inc.
4.63%, 06/01/30 (e)	750	671
3.75%, 02/15/31 (e)	1,625	1,360
Medline Borrower LLP
6.25%, 04/01/29 (e)	120	121
Organon & Co.
5.13%, 04/30/31 (e)	2,675	2,369
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31	627	686
		5,207
Information Technology 0.2%
Central Parent Inc.
8.00%, 06/15/29 (e)	115	119
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	205	197
NCR Voyix Corporation
5.13%, 04/15/29 (e)	2,650	2,457
		2,773
Materials 0.2%
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	20	21
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	1,500	1,439
8.63%, 06/01/31 (e)	925	899
		2,359
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	1,062	1,020
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	480	405
Total Corporate Bonds And Notes (cost $64,285)		63,346
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.75%, (3 Month Term SOFR + 2.40%), 10/22/35 (a)	2,083	2,094
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,083)		2,094
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	112	186
iHeartMedia, Inc. - Class A (h)	48	100
		286
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (d) (h)	21	5
Elevate Textiles Inc (d) (h)	62	171
		176
Health Care 0.0%
Inotiv, Inc. (h)	3	34
Energy 0.0%
Vantage Drilling International (d) (h)	—	12
Financials 0.0%
AFGlobal Corporation (d) (i)	39	—
Freedom Group Inc. (d) (h)	57	—
Total Common Stocks (cost $7,797)		508
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (d) (h) (j)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 5.19% (k) (l)	30,589	30,589
Total Short Term Investments (cost $30,589)		30,589
Total Investments 101.7% (cost $1,238,822)		1,215,321
Other Assets and Liabilities, Net (1.7)%		(20,765)
Total Net Assets 100.0%		1,194,556

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $50,966 and 4.3% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(h) Non-income producing security.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/PPM America Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	38,593	124,495	132,499	567	—	—	30,589	2.6

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
AI Aqua Merger Sub, Inc. - 2023 Incremental Term Loan	99	-

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	1,106,982	11,802	1,118,784
Corporate Bonds And Notes	—	63,346	—	63,346
Non-U.S. Government Agency Asset-Backed Securities	—	2,094	—	2,094
Common Stocks	320	—	188	508
Other Equity Interests	—	—	—	—
Short Term Investments	30,589	—	—	30,589
	30,909	1,172,422	11,990	1,215,321

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 88.7%
Energy 16.3%
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	674	687
5.75%, 03/01/27 (a)	2,902	2,863
5.38%, 06/15/29 (a)	2,422	2,330
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	10,161	10,186
8.25%, 12/31/28 (a)	894	918
Baytex Energy Corp.
8.50%, 04/30/30 (a)	3,358	3,503
7.38%, 03/15/32 (a)	2,547	2,574
Bip-V Chinook
5.50%, 06/15/31 (a)	12,695	11,992
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	2,705	2,727
6.63%, 07/15/26 (a)	1,772	1,768
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,310
5.60%, 10/15/44	1,477	1,179
Callon Petroleum Company
6.38%, 07/01/26	3,502	3,539
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	4,191	3,568
5.95%, 06/30/33	1,700	1,737
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	10,700	10,689
8.38%, 01/15/29 (a)	4,351	4,559
Civitas Resources, Inc.
8.63%, 11/01/30 (a)	585	628
8.75%, 07/01/31 (a)	5,427	5,811
CQP Holdco LP
7.50%, 12/15/33 (b)	2,853	2,942
Enerflex Ltd.
9.00%, 10/15/27 (a)	11,973	12,299
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	14,511	13,749
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	1,017	998
6.75%, (100, 05/15/25) (c)	6,163	6,063
8.00%, 05/15/54	2,483	2,596
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,646
7.50%, 06/01/27 (a)	2,337	2,396
4.50%, 01/15/29 (a)	4,644	4,356
6.38%, 04/01/29 (a)	697	702
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	9,170
5.75%, 02/01/29 (a)	1,909	1,862
6.00%, 02/01/31 (a)	939	915
8.38%, 11/01/33 (a)	2,456	2,658
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	10,219	10,224
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,756	7,082
Kinetik Holdings LP
5.88%, 06/15/30 (a)	6,030	5,897
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,557	5,547
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	2,789	2,857
8.38%, 02/15/32 (a)	4,199	4,306
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,289
Occidental Petroleum Corporation
6.95%, 07/01/24	3,166	3,166
8.88%, 07/15/30	2,690	3,138
Oceaneering International, Inc.
6.00%, 02/01/28	2,511	2,418
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,512
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (a)	3,525	3,403
Southwestern Energy Company
8.38%, 09/15/28	3,143	3,261
5.38%, 03/15/30	5,000	4,817
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	984	1,010
Transocean Inc
8.00%, 02/01/27 (a)	4,055	4,026
8.75%, 02/15/30 (a)	1,390	1,449
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	5,336	5,553
USA Compression Finance Corp.
6.88%, 04/01/26	23	23
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	3,483	3,554
9.50%, 02/01/29 (a)	6,955	7,498
8.38%, 06/01/31 (a)	3,483	3,596
9.88%, 02/01/32 (a)	2,750	2,965
		230,511
Financials 14.8%
Acrisure, LLC
8.25%, 02/01/29 (a)	9,300	9,349
6.00%, 08/01/29 (a)	3,875	3,555
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	3,668	4,014
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	3,755	3,574
Barclays PLC
9.63%, (100, 12/15/29) (c) (e)	2,361	2,506
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	5,971	6,469
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	9,326	9,277
Corebridge Financial, Inc.
6.88%, 12/15/52	3,720	3,729
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	4,954	4,644
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (e)	6,039	6,167
Ford Motor Credit Company LLC
6.95%, 06/10/26	1,908	1,949
4.95%, 05/28/27	650	635
7.35%, 11/04/27	1,646	1,729
6.80%, 05/12/28	3,391	3,522
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	3,473	3,463
6.63%, 01/15/27 (a)	1,455	1,410
9.25%, 02/01/29 (a)	3,483	3,564
12.25%, 10/01/30 (a)	4,482	4,922
Icahn Enterprises L.P.
6.25%, 05/15/26	12,389	12,133
5.25%, 05/15/27	4,778	4,427
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	1,263	1,188
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	820	833
8.13%, 03/30/29 (a)	7,843	8,292
6.50%, 03/26/31 (a)	1,613	1,642
Markel Group Inc.
6.00%, (100, 06/01/25) (c) (f)	4,653	4,610
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	4,535	4,509
Morgan Stanley
5.25%, 04/21/34	4,640	4,609
OneMain Finance Corporation
6.88%, 03/15/25	2,945	2,976
7.13%, 03/15/26	1,677	1,707
3.50%, 01/15/27	8,076	7,498
6.63%, 01/15/28	893	895
3.88%, 09/15/28	2,710	2,422
5.38%, 11/15/29	2,550	2,397
7.88%, 03/15/30	1,943	2,008
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (f)	5,718	5,907

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	8,387	8,290
7.88%, 12/15/29 (a)	6,811	7,000
5.75%, 09/15/31 (a)	7,711	7,160
PRA Group, Inc.
8.38%, 02/01/28 (a)	7,677	7,630
Stena International S.A.
7.63%, 02/15/31 (a)	9,195	9,314
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (c)	4,755	4,597
Toronto-Dominion Bank, The
8.13%, 10/31/82 (e)	3,217	3,359
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,778	2,783
U S I, Inc.
7.50%, 01/15/32 (a)	3,494	3,498
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	5,142
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (f)	5,062	4,286
6.38%, 02/01/30 (a) (f)	5,129	3,784
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		209,374
Consumer Discretionary 12.7%
Amer Sports Company
6.75%, 02/16/31 (a)	7,034	7,030
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	2,438	2,416
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	7,436	7,458
Carnival Corporation
4.00%, 08/01/28 (a)	28,998	27,012
7.00%, 08/15/29 (a)	1,282	1,339
Clarios Global LP
8.50%, 05/15/27 (a)	4,322	4,328
Dana Incorporated
5.38%, 11/15/27 (f)	1,146	1,122
5.63%, 06/15/28 (f)	1,977	1,929
4.25%, 09/01/30	4,811	4,251
4.50%, 02/15/32	6,920	5,969
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,512	6,926
Ford Motor Company
9.63%, 04/22/30	2,174	2,552
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,445	4,309
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,835	3,871
5.50%, 07/15/29 (a)	3,570	3,432
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	12,234	11,453
MCE Finance Limited
5.38%, 12/04/29 (a)	7,666	6,994
NCL Corporation Ltd.
7.75%, 02/15/29 (a) (f)	1,931	2,008
Odeon Finco PLC
12.75%, 11/01/27 (a)	3,286	3,355
PetSmart, LLC
7.75%, 02/15/29 (a)	8,581	8,356
PM General Purchaser LLC
9.50%, 10/01/28 (a)	6,917	7,069
QVC, Inc.
4.45%, 02/15/25	4,998	4,841
4.38%, 09/01/28	5,820	4,663
5.45%, 08/15/34	4,211	2,797
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	5,967	6,427
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	3,596	3,733
Sands China Ltd
2.85%, 03/08/29 (i) (j)	4,570	3,971
3.25%, 08/08/31 (i) (j)	4,180	3,499
Staples, Inc.
7.50%, 04/15/26 (a)	5,633	5,497
Tenneco Inc.
8.00%, 11/17/28 (a)	10,681	9,745
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	2,405	2,282
10.50%, 05/15/29 (a)	4,650	4,457
Wynn Macau, Limited
5.13%, 12/15/29 (a)	3,820	3,479
		178,570
Communication Services 12.5%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	6,481	5,891
Altice Financing S.A.
5.75%, 08/15/29 (a)	15,939	12,744
Altice France
10.50%, 05/15/27 (a)	2,555	944
6.00%, 02/15/28 (a)	1,217	333
Altice France Holding S.A.
8.13%, 02/01/27 (a)	7,395	5,771
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,130
Cable One, Inc.
4.00%, 11/15/30 (a) (f)	8,937	6,973
CCO Holdings, LLC
5.13%, 05/01/27 (a)	1,493	1,422
5.38%, 06/01/29 (a)	15,421	14,116
4.75%, 03/01/30 - 02/01/32 (a)	4,110	3,392
4.25%, 02/01/31 (a)	4,849	3,947
7.38%, 03/01/31 (a)	1,414	1,386
4.50%, 05/01/32	2,702	2,171
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (f)	1,423	1,245
9.00%, 09/15/28 (a)	4,385	4,568
7.50%, 06/01/29 (a) (f)	4,762	3,939
7.88%, 04/01/30 (a)	4,655	4,627
CMG Media Corporation
8.88%, 12/15/27 (a)	3,880	2,550
Connect Finco SARL
6.75%, 10/01/26 (a)	4,710	4,623
CSC Holdings, LLC
5.38%, 02/01/28 (a)	1,959	1,685
11.75%, 01/31/29 (a)	3,498	3,499
5.75%, 01/15/30 (a)	6,329	3,348
4.13%, 12/01/30 (a)	1,460	1,038
4.50%, 11/15/31 (a)	5,350	3,786
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	9,702	9,179
8.88%, 02/01/30 (a)	3,524	3,515
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	6,156	6,305
8.63%, 03/15/31 (a)	2,570	2,624
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	2,445	2,179
Gray Television, Inc.
4.75%, 10/15/30 (a)	1,580	1,037
5.38%, 11/15/31 (a)	4,750	3,118
iHeartCommunications, Inc.
8.38%, 05/01/27	1,951	1,087
Iliad Holding
7.00%, 10/15/28 (a)	3,475	3,440
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	14,510	13,518
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	9,219	8,641
Liberty Media Corporation
8.25%, 02/01/30	6,661	4,082
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	4,209	3,680
3.88%, 09/01/31 (a)	4,408	3,674
Sprint Capital Corporation
6.88%, 11/15/28	1,622	1,727

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sprint LLC
7.13%, 06/15/24	3,590	3,596
Telecom Italia SPA
5.30%, 05/30/24 (a)	308	307
Telesat Canada
5.63%, 12/06/26 (a)	7,160	4,272
6.50%, 10/15/27 (a)	6,349	2,713
		176,822
Industrials 10.7%
Air Canada
3.88%, 08/15/26 (a)	4,602	4,397
American Airlines, Inc.
7.25%, 02/15/28 (a) (f)	4,268	4,332
5.75%, 04/20/29 (a)	3,595	3,536
8.50%, 05/15/29 (a)	1,462	1,544
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	2,721	2,468
Bombardier Inc.
7.13%, 06/15/26 (a)	5,231	5,308
7.88%, 04/15/27 (a)	1,560	1,562
8.75%, 11/15/30 (a)	3,388	3,621
7.25%, 07/01/31 (a)	3,535	3,545
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	7,775	6,976
Cimpress NV
7.00%, 06/15/26	12,465	12,464
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,346
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	10,808	10,788
9.75%, 08/01/27 (a)	1,000	1,036
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	6,855	7,090
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,322	4,991
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	12,377	11,801
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	3,495	3,450
Rand Parent LLC
8.50%, 02/15/30 (a) (f)	7,207	7,131
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (j)	3,540	3,595
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	6,787	7,252
Summit Materials, LLC
5.25%, 01/15/29 (a)	1,494	1,454
TransDigm Inc.
6.75%, 08/15/28 (a)	3,298	3,346
6.38%, 03/01/29 (a)	4,281	4,294
6.63%, 03/01/32 (a)	4,281	4,325
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	3,660	3,603
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	6,110	6,259
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,619	4,564
WESCO Distribution, Inc.
6.38%, 03/15/29 (a)	2,651	2,679
6.63%, 03/15/32 (a)	2,651	2,695
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,394
7.13%, 06/01/31 - 02/01/32 (a)	4,724	4,853
		151,699
Health Care 6.8%
DaVita Inc.
4.63%, 06/01/30 (a)	8,972	8,031
3.75%, 02/15/31 (a)	11,015	9,216
IQVIA Inc.
5.00%, 05/15/27 (a)	4,498	4,391
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	2,991	2,849
5.38%, 01/15/29 (a)	3,425	2,815
9.88%, 08/15/30 (a)	9,510	9,947
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,743	7,048
Organon & Co.
5.13%, 04/30/31 (a)	13,975	12,376
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (f)	7,052	6,998
Perrigo Finance Unlimited Company
4.38%, 03/15/26	747	727
4.65%, 06/15/30 (i) (j)	4,024	3,700
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	3,485	3,438
Tenet Healthcare Corporation
4.63%, 06/15/28 (b)	1,110	1,058
4.25%, 06/01/29	4,202	3,904
4.38%, 01/15/30	2,480	2,293
6.13%, 06/15/30	3,224	3,220
6.75%, 05/15/31 (a)	3,500	3,566
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	3,000	2,804
7.88%, 09/15/29	1,811	1,940
8.13%, 09/15/31	5,506	6,027
		96,348
Consumer Staples 5.9%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	4,615	4,575
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	6,967	7,016
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	3,560	3,569
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,667
Coty Inc.
6.63%, 07/15/30 (a)	3,553	3,605
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (f)	5,256	4,350
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,667
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	5,335	5,655
Marb Bondco PLC
3.95%, 01/29/31 (a)	13,059	10,770
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	7,158	6,772
Pilgrim's Pride Corporation
4.25%, 04/15/31	12,586	11,347
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	4,776	4,679
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	9,541	9,159
Verscend Escrow Corp
9.75%, 08/15/26 (a)	2,994	3,004
		83,835
Information Technology 4.3%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	3,855	3,490
AMS-Osram AG
12.25%, 03/30/29 (a) (f)	10,670	10,720
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	3,640	3,457
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	3,088	2,959
5.95%, 06/15/30 (a)	6,692	6,615
NCR Voyix Corporation
5.13%, 04/15/29 (a)	4,015	3,722
Open Text Corporation
3.88%, 02/15/28 (a)	5,200	4,815
3.88%, 12/01/29 (a)	5,732	5,112
4.13%, 02/15/30 (a)	4,683	4,197
ViaSat, Inc.
5.63%, 09/15/25 (a)	8,076	7,870
6.50%, 07/15/28 (a)	3,546	2,738

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
7.50%, 05/30/31 (a) (f)	6,902	5,009
		60,704
Materials 3.3%
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	4,354	4,642
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	10,125	9,711
9.38%, 03/01/29 (a)	1,196	1,239
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	4,638	4,585
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (f)	6,430	5,798
Mineral Resources Limited
8.13%, 05/01/27 (a)	819	828
9.25%, 10/01/28 (a)	7,913	8,330
8.50%, 05/01/30 (a)	2,005	2,065
NOVA Chemicals Corporation
9.00%, 02/15/30 (a)	6,967	7,199
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	4,648	1,348
		45,745
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,155	4,350
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	7,063	7,083
		11,433
Utilities 0.6%
Calpine Corporation
3.75%, 03/01/31 (a)	1,048	920
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	4,269	4,204
5.00%, 07/31/27 (a)	2,859	2,770
7.75%, 10/15/31 (a)	857	897
		8,791
Total Corporate Bonds And Notes (cost $1,254,155)		1,253,832
SENIOR FLOATING RATE INSTRUMENTS 7.2%
Communication Services 2.4%
888 Acquisitions Limited
USD Term Loan B, 10.82%, (6 Month Term SOFR + 5.25%), 07/18/28 (k)	5,187	5,145
Allen Media, LLC
2021 Term Loan B, 11.00%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (k)	4,968	4,318
Connect Finco SARL
Term Loan, 0.00%, (SOFR + 4.50%), 09/11/29 (k) (l)	3,827	3,761
DirecTV Financing, LLC
2024 Term Loan, 0.00%, (SOFR + 5.25%), 08/02/29 (k) (l)	907	906
2024 Term Loan, 10.83%, (SOFR + 5.25%), 08/02/29 (k)	2,593	2,589
Fleet Midco I Limited
2024 Term Loan B, 8.57%, (SOFR + 3.25%), 01/31/31 (k)	1,003	1,003
Flutter Financing B.V.
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (k)	1,650	1,649
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (k)	7,240	7,239
Securus Technologies Holdings, Inc.
2023 Term Loan, 10.50%, (3 Month Term SOFR + 4.90%), 11/01/24 (k)	4,968	3,674
ViaSat, Inc.
2023 Term Loan, 9.93%, (SOFR + 4.50%), 05/30/30 (k)	3,441	3,331
		33,615
Industrials 1.7%
Advisor Group, Inc.
2023 Term Loan B, 9.83%, (SOFR + 4.50%), 08/17/28 (k)	4,622	4,637
Husky Injection Molding Systems Ltd.
Term Loan, 0.00%, (SOFR + 5.00%), 02/01/29 (k) (l)	3,546	3,554
Osaic Holdings Inc
Term Loan, 0.00%, (SOFR + 4.00%), 08/16/28 (k) (l)	1,285	1,289
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (k)	3,578	3,566
PUG LLC
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (k) (l)	3,496	3,494
United Airlines, Inc.
2024 Term Loan B, 8.08%, (SOFR + 2.75%), 02/15/31 (k)	3,023	3,023
WestJet Loyalty LP
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (k)	4,687	4,683
		24,246
Consumer Discretionary 1.3%
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/03/30 (k)	2,718	2,722
First Brands Group, LLC
2021 Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/22/27 (k)	2,015	2,016
2022 Incremental Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (k)	3,700	3,698
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (k) (l)	3,930	3,517
2021 Term Loan B, 9.86%, (3 Month Term SOFR + 4.25%), 04/08/28 (k)	3,866	3,460
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (k)	3,541	3,528
		18,941
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.57%, (SOFR + 4.25%), 01/24/31 (k)	3,517	3,526
Cloud Software Group Inc
Term Loan, 0.00%, (SOFR + 4.50%), 03/19/31 (k) (l)	2,799	2,780
Cloud Software Group, Inc.
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 03/20/29 (k) (l)	880	875
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 9.35%, (3 Month Term SOFR + 4.00%), 11/22/29 (k)	2,695	2,709
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.59%, (SOFR + 4.00%), 08/09/25 (k)	2,471	2,180
		12,070
Materials 0.4%
LSF11 A5 Holdco LLC
Term Loan, 8.94%, (SOFR + 3.50%), 09/30/28 (k)	2,736	2,735
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (k)	1,337	1,337
Windsor Holdings III, LLC
USD Term Loan B, 9.82%, (SOFR + 4.50%), 06/21/30 (k) (m)	1,185	1,183
		5,255
Financials 0.4%
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 3.25%), 02/21/31 (k) (l)	5,144	5,131
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (k) (l)	2,363	2,363
Total Senior Floating Rate Instruments (cost $101,598)		101,621

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.3%
Energy 0.2%
MPLX LP	87	3,624
Prairie Provident Resources Inc. (g)	224	12
Vantage Drilling International (g) (m)	2	53
		3,689
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	335	553
EchoStar Corporation - Class A (g)	4	56
iHeartMedia, Inc. - Class A (g)	141	294
		903
Materials 0.0%
WestRock Company	—	5
Information Technology 0.0%
New Cotai LLC (g) (m)	—	—
Total Common Stocks (cost $8,427)		4,597
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.75%, (3 Month Term SOFR + 2.40%), 10/22/35 (k)	3,080	3,096
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,080)		3,096
SHORT TERM INVESTMENTS 6.8%
Investment Companies 4.2%
JNL Government Money Market Fund - Class I, 5.19% (n) (o)	58,478	58,478
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 5.29% (n) (o)	37,216	37,216
Total Short Term Investments (cost $95,694)		95,694
Total Investments 103.2% (cost $1,462,954)		1,458,840
Other Assets and Liabilities, Net (3.2)%		(45,709)
Total Net Assets 100.0%		1,413,131

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $1,000,502 and 70.8% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Convertible security.

(f) All or a portion of the security was on loan as of March 31, 2024.

(g) Non-income producing security.

(h) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	74,427	124,391	140,340	772	—	—	58,478	4.2
JNL Government Money Market Fund, 5.29% - Class SL	46,766	56,021	65,571	620	—	—	37,216	2.6
	121,193	180,412	205,911	1,392	—	—	95,694	6.8

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	2,853	2,942	0.2
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	14,205	13,749	1.0
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	1,024	1,058	0.1
		18,082	17,749	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,253,832	—	1,253,832
Senior Floating Rate Instruments	—	100,438	1,183	101,621
Common Stocks	4,544	—	53	4,597
Non-U.S. Government Agency Asset-Backed Securities	—	3,096	—	3,096
Short Term Investments	95,694	—	—	95,694
	100,238	1,357,366	1,236	1,458,840

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 50.3%
Financials 25.5%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,981	4,628
3.00%, 10/29/28	6,115	5,541
American Honda Finance Corporation
4.90%, 03/12/27 - 03/13/29	7,340	7,324
AON North America, Inc.
5.45%, 03/01/34	4,095	4,141
5.75%, 03/01/54	2,849	2,920
Ares Capital Corporation
7.00%, 01/15/27	3,870	3,983
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	388	377
Banco Santander, S.A.
9.63%, (100, 05/21/33) (b) (c)	4,501	4,957
6.35%, 03/14/34 (c)	8,400	8,379
Bank of America Corporation
3.56%, 04/23/27	8,053	7,769
4.27%, 07/23/29	8,665	8,352
3.19%, 07/23/30	1,908	1,733
2.59%, 04/29/31	2,972	2,563
5.47%, 01/23/35	10,991	11,071
Bank of Nova Scotia, The
5.25%, 12/06/24 (c)	2,950	2,945
Banque Federative du Credit Mutuel
5.90%, 07/13/26 (a)	5,335	5,405
Barclays PLC
9.63%, (100, 12/15/29) (b) (c)	5,547	5,887
6.04%, 03/12/55 (c)	1,016	1,059
BlackRock Funding, Inc.
5.25%, 03/14/54	2,390	2,402
Blackstone Private Credit Fund
3.25%, 03/15/27	1,798	1,659
Blackstone Secured Lending Fund
2.85%, 09/30/28	2,044	1,800
CaixaBank, S.A.
6.04%, 06/15/35 (a)	3,879	3,904
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	6,967	6,930
4.41%, 03/31/31	4,280	4,081
6.17%, 05/25/34	2,123	2,161
Citizens Financial Group, Inc.
5.84%, 01/23/30	4,127	4,122
CNO Global Funding
2.65%, 01/06/29 (a)	2,510	2,201
Credit Suisse AG
4.75%, 08/09/24	2,259	2,248
7.95%, 01/09/25	1,111	1,130
5.00%, 07/09/27	5,010	4,959
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (a)	3,160	3,148
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	6,579	6,753
3.73%, 01/14/32 (c)	4,144	3,470
F&G Global Funding
2.00%, 09/20/28 (a)	3,455	2,940
Fairfax Financial Holdings Limited
6.35%, 03/22/54 (a)	3,784	3,861
Federation des caisses Desjardins du Quebec
5.25%, 04/26/29 (a)	4,130	4,117
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,828
6.95%, 06/10/26	3,072	3,137
4.13%, 08/17/27	682	647
3.82%, 11/02/27	4,356	4,082
7.35%, 11/04/27	4,706	4,943
6.80%, 05/12/28	5,495	5,708
FS KKR Capital Corp.
3.40%, 01/15/26	4,639	4,402
General Motors Financial Company, Inc.
5.75%, 02/08/31	1,018	1,028
6.10%, 01/07/34	940	967
Global Atlantic Financial Company
6.75%, 03/15/54 (a)	1,513	1,551
Icahn Enterprises L.P.
4.38%, 02/01/29	3,253	2,769
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,260	1,067
Intesa Sanpaolo SPA
7.80%, 11/28/53 (a)	3,138	3,555
7.78%, 06/20/54 (a)	3,740	3,983
John Deere Capital Corporation
4.90%, 03/07/31	7,005	7,007
JPMorgan Chase & Co.
8.82%, (3 Month Term SOFR + 3.51%), (100, 05/01/24) (b) (d)	7,980	7,981
2.01%, 03/13/26	3,105	3,001
6.07%, 10/22/27	5,190	5,294
2.07%, 06/01/29	4,561	4,044
4.20%, 07/23/29	4,624	4,462
2.74%, 10/15/30	3,170	2,807
5.34%, 01/23/35	5,659	5,678
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	8,110	8,128
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	2,302	2,293
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	729	740
8.13%, 03/30/29 (a)	1,453	1,536
6.50%, 03/26/31 (a)	1,890	1,924
Markel Group Inc.
6.00%, (100, 06/01/25) (b)	5,320	5,271
Morgan Stanley
0.99%, 12/10/26	2,230	2,066
5.12%, 02/01/29	2,644	2,637
5.16%, 04/20/29	3,275	3,272
5.17%, 01/16/30	4,788	4,790
3.62%, 04/01/31	1,158	1,062
2.51%, 10/20/32	1,573	1,303
6.34%, 10/18/33	4,287	4,592
6.63%, 11/01/34	3,880	4,246
5.47%, 01/18/35	1,970	1,988
5.95%, 01/19/38	2,343	2,348
Morgan Stanley Bank, National Association
5.88%, 10/30/26	3,880	3,952
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	990	1,029
8.49%, (3 Month Term SOFR + 3.17%), 04/30/43 (d)	803	801
National Securities Clearing Corporation
5.10%, 11/21/27 (a)	3,315	3,344
NatWest Markets PLC
1.60%, 09/29/26 (a)	7,623	6,967
New York Life Global Funding
4.85%, 01/09/28 (a)	6,704	6,685
1.20%, 08/07/30 (a)	4,543	3,607
5.00%, 01/09/34 (a)	4,928	4,874
Northwestern Mutual Global Funding
4.90%, 06/12/28 (a)	4,045	4,030
Pricoa Global Funding I
5.55%, 08/28/26 (a)	2,464	2,493
Royal Bank of Canada
5.15%, 02/01/34 (c)	2,610	2,613
Sammons Financial Group, Inc.
6.88%, 04/15/34 (a)	5,000	5,044
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (a)	3,272	3,277
5.38%, 03/05/29 (a)	4,556	4,567
State Street Corporation
6.70%, (100, 03/15/29) (b)	4,395	4,471
5.27%, 08/03/26	10,950	10,999
5.75%, 11/04/26	1,116	1,121
Synovus Bank
5.63%, 02/15/28	910	884

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation
5.77%, 03/13/26 (d)	4,490	4,493
6.47%, 10/25/34	11,033	12,015
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	3,379	2,959
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,231	1,457
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	5,290	5,448
Toronto-Dominion Bank, The
5.53%, 07/17/26 (c)	10,540	10,630
Toyota Motor Credit Corporation
5.40%, 11/20/26	3,980	4,027
5.00%, 03/19/27	5,550	5,567
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	760	761
UBS AG
5.80%, 09/11/25	8,184	8,236
UBS Group AG
6.37%, 07/15/26 (a) (c)	1,486	1,496
9.02%, 11/15/33 (a) (c)	2,517	3,042
Wells Fargo & Company
5.57%, 07/25/29	10,700	10,826
5.39%, 04/24/34	4,963	4,938
		425,710
Utilities 5.3%
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	3,885	3,941
Constellation Energy Generation, LLC
6.13%, 01/15/34 (e)	1,472	1,556
Edison International
5.25%, 11/15/28	6,766	6,734
6.95%, 11/15/29	2,951	3,164
Florida Power & Light Company
4.80%, 05/15/33	3,966	3,907
Korea Electric Power Corp
5.38%, 07/31/26 (a)	3,816	3,828
Nevada Power Company
6.00%, 03/15/54	970	1,019
Pacific Gas And Electric Company
3.30%, 12/01/27	1,355	1,260
3.25%, 06/01/31	1,812	1,576
5.90%, 06/15/32	3,843	3,912
6.40%, 06/15/33	1,465	1,545
4.50%, 07/01/40	6,253	5,348
6.75%, 01/15/53	5,959	6,489
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,736	7,722
4.85%, 02/15/34	2,134	2,096
Public Service Electric And Gas Company
4.90%, 12/15/32	4,860	4,837
Public Service Enterprise Group Incorporated
5.20%, 04/01/29	4,170	4,174
San Diego Gas & Electric Company
1.70%, 10/01/30	2,328	1,918
5.35%, 04/01/53	3,599	3,546
Sempra
5.40%, 08/01/26	4,750	4,767
Southern California Edison Company
5.20%, 06/01/34	4,205	4,157
The AES Corporation
3.30%, 07/15/25 (a)	3,990	3,859
Vistra Operations Company LLC
3.70%, 01/30/27 (a)	4,115	3,913
6.95%, 10/15/33 (a)	3,812	4,073
		89,341
Energy 5.1%
Antero Midstream Partners LP
5.38%, 06/15/29 (a)	687	661
Baytex Energy Corp.
7.38%, 03/15/32 (a)	2,275	2,299
BP Capital Markets America Inc.
2.72%, 01/12/32	50	43
4.81%, 02/13/33	4,986	4,923
4.89%, 09/11/33	4,623	4,596
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,707	4,486
Civitas Resources, Inc.
8.38%, 07/01/28 (a)	2,462	2,590
ConocoPhillips Company
5.30%, 05/15/53	4,052	4,022
Devon Energy Corporation
5.88%, 06/15/28	554	556
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	890	874
6.75%, (100, 05/15/25) (b)	4,089	4,023
7.13%, (100, 05/15/30) (b)	2,573	2,521
5.80%, 06/15/38	1,863	1,850
5.95%, 05/15/54	1,080	1,075
8.00%, 05/15/54	2,934	3,068
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	1,598	1,643
EQM Midstream Partners, LP
6.38%, 04/01/29 (a)	813	819
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (a)	1,886	2,041
Marathon Oil Corporation
4.40%, 07/15/27	364	354
ONEOK, Inc.
7.15%, 01/15/51	1,620	1,818
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	1,692	1,754
Petroleos Mexicanos
10.00%, 02/07/33 (e)	1,556	1,548
Pioneer Natural Resources Company
5.10%, 03/29/26	5,373	5,365
1.90%, 08/15/30	1,920	1,613
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	5,934	5,746
Targa Resources Corp.
6.25%, 07/01/52	1,020	1,060
6.50%, 02/15/53	910	976
Targa Resources Partners LP
5.50%, 03/01/30	2,050	2,040
4.88%, 02/01/31	2,047	1,957
Transocean Inc
8.75%, 02/15/30 (a)	581	606
Var Energi ASA
8.00%, 11/15/32 (a)	5,505	6,184
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	225	203
6.25%, 01/15/30 (a)	2,647	2,665
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)	5,521	5,952
Western Midstream Operating, LP
6.15%, 04/01/33	2,390	2,449
		84,380
Health Care 4.0%
AbbVie Inc.
4.80%, 03/15/29	4,370	4,372
5.40%, 03/15/54	4,647	4,781
Amgen Inc.
5.65%, 03/02/53	4,095	4,174
Ascension Health
2.53%, 11/15/29	1,348	1,201
AstraZeneca Finance LLC
4.85%, 02/26/29	3,314	3,326
Baylor Scott & White Holdings
2.84%, 11/15/50	1,747	1,186
Centene Corporation
3.00%, 10/15/30	3,633	3,115
CVS Health Corporation
5.88%, 06/01/53	8,510	8,641
HCA Inc.
5.88%, 02/15/26	960	965
3.50%, 09/01/30	2,325	2,102
Humana Inc.
5.38%, 04/15/31	3,863	3,866

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.75%, 04/15/54	2,752	2,770
Indiana University Health, Inc.
2.85%, 11/01/51	1,865	1,265
Mars, Incorporated
3.74%, 10/11/27 (f) (g)	1,200	1,135
Roche Holdings, Inc.
4.99%, 03/08/34 (a)	8,250	8,314
Royalty Pharma PLC
3.30%, 09/02/40	500	373
Smith & Nephew PLC
5.15%, 03/20/27	4,153	4,151
5.40%, 03/20/34	5,052	5,028
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	290
UnitedHealth Group Incorporated
4.75%, 05/15/52	2,926	2,711
5.88%, 02/15/53	3,179	3,443
		67,209
Industrials 2.4%
Aircastle Limited
5.25%, 08/11/25 (a)	3,845	3,812
Boeing Company, The
5.71%, 05/01/40 (h)	5,580	5,347
Builders FirstSource, Inc.
6.38%, 03/01/34 (a)	2,083	2,091
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (a) (e)	2,250	2,310
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,875	3,934
ESAB Corporation
6.25%, 04/15/29 (a)	678	682
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (h)	2,527	2,542
6.40%, 04/15/33 (a) (h)	2,653	2,749
RTX Corporation
5.15%, 02/27/33	2,047	2,052
6.10%, 03/15/34	1,917	2,047
6.40%, 03/15/54	2,431	2,743
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	1,100	927
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54 (a)	1,428	1,433
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	2,976	3,180
Summit Materials, LLC
7.25%, 01/15/31 (a)	991	1,030
XPO, Inc.
6.25%, 06/01/28 (a)	2,706	2,729
		39,608
Consumer Discretionary 2.1%
Amazon.com, Inc.
3.10%, 05/12/51	1,990	1,427
Carnival Corporation
4.00%, 08/01/28 (a)	1,652	1,539
General Motors Financial Company, Inc.
5.40%, 04/06/26	2,090	2,089
Hyundai Capital America
5.80%, 06/26/25 (a)	4,020	4,026
6.10%, 09/21/28 (a)	5,400	5,563
Kohl's Corporation
4.63%, 05/01/31 (h) (i)	1,276	1,074
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,159	759
Macys Retail Holdings
5.88%, 03/15/30 (a)	1,101	1,071
6.13%, 03/15/32 (a)	562	545
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	787	791
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	3,810	4,104
4.63%, 04/06/31 (a) (e)	2,300	2,007
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	1,137	1,146
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	181	179
Tapestry, Inc.
7.85%, 11/27/33 (h)	1,396	1,516
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,384	2,909
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	4,402	4,349
		35,094
Materials 1.7%
Celanese US Holdings LLC
6.35%, 11/15/28 (h)	2,152	2,232
6.55%, 11/15/30 (h)	5,393	5,681
6.38%, 07/15/32 (h)	2,746	2,852
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,880	1,803
Glencore Funding LLC
5.63%, 04/04/34 (a)	5,490	5,517
Mineral Resources Limited
9.25%, 10/01/28 (a)	1,988	2,093
Newmont Corporation
5.35%, 03/15/34 (a)	3,049	3,067
NOVA Chemicals Corporation
8.50%, 11/15/28 (a)	2,279	2,426
Yara International ASA
7.38%, 11/14/32 (a)	2,841	3,151
		28,822
Consumer Staples 1.7%
Ashtead Capital, Inc.
5.80%, 04/15/34 (a)	4,476	4,469
B.A.T Capital Corporation
4.39%, 08/15/37	1,100	927
3.73%, 09/25/40	1,720	1,279
Conagra Brands, Inc.
4.60%, 11/01/25	1,249	1,233
JBS USA Lux S.A.
7.25%, 11/15/53 (a)	7,415	7,972
Marb Bondco PLC
3.95%, 01/29/31 (a)	3,470	2,862
Northwestern University
2.64%, 12/01/50	1,188	797
Philip Morris International Inc.
5.25%, 02/13/34	8,230	8,172
		27,711
Communication Services 1.3%
Charter Communications Operating, LLC
6.15%, 11/10/26	3,920	3,950
5.38%, 04/01/38	2,120	1,844
Comcast Corporation
3.75%, 04/01/40	1,071	892
5.35%, 05/15/53	1,700	1,682
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,124	1,063
Meta Platforms, Inc.
4.45%, 08/15/52	2,519	2,234
T-Mobile USA, Inc.
2.63%, 04/15/26	6,847	6,512
6.00%, 06/15/54	4,060	4,342
		22,519
Real Estate 0.6%
Essential Properties, L.P.
2.95%, 07/15/31	3,103	2,510
GLP Financing, LLC
5.75%, 06/01/28	343	343
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,915	1,844
3.75%, 02/15/27 (a)	1,829	1,735
4.13%, 08/15/30 (a)	3,358	3,057
		9,489
Information Technology 0.6%
Cisco Systems, Inc.
4.95%, 02/26/31	1,750	1,766
5.05%, 02/26/34	4,211	4,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.30%, 02/26/54	1,526	1,564
SK Hynix Inc.
5.50%, 01/16/27 (a)	1,815	1,825
		9,421
Total Corporate Bonds And Notes (cost $838,645)		839,304
GOVERNMENT AND AGENCY OBLIGATIONS 35.9%
Mortgage-Backed Securities 22.7%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 04/01/52	23,105	19,271
3.00%, 05/01/34 - 06/01/52	14,934	13,082
2.00%, 04/01/36 - 06/01/52	31,995	26,401
3.50%, 08/01/37 - 05/01/48	14,254	13,238
4.00%, 10/01/37 - 04/01/53	19,797	18,495
5.00%, 02/01/38 - 02/01/53	6,580	6,445
4.50%, 07/01/38 - 09/01/52	17,991	17,287
5.50%, 10/01/53	194	193
6.00%, 11/01/53	10,368	10,466
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	31,306	26,616
3.00%, 04/01/31 - 05/01/53	28,313	24,988
5.00%, 06/01/35 - 04/01/53	11,971	11,711
2.00%, 10/01/35 - 05/01/52	75,475	60,207
4.00%, 10/01/37 - 07/01/52	13,115	12,371
4.50%, 05/01/38 - 08/01/53	19,614	18,790
3.50%, 11/01/42 - 08/01/49	9,061	8,287
5.50%, 02/01/53	3,115	3,104
6.00%, 10/01/53	3,288	3,318
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	6,031	5,933
3.50%, 06/20/43 - 05/20/52	9,841	9,052
4.00%, 05/20/44 - 04/20/53	11,958	11,237
3.00%, 07/20/45 - 06/20/52	15,496	13,728
4.50%, 12/20/48 - 06/20/53	18,921	18,192
2.50%, 08/20/50 - 04/20/52	19,481	16,625
2.00%, 10/20/51 - 01/20/52	7,019	5,751
5.50%, 02/20/53 - 03/20/53	4,549	4,549
		379,337
U.S. Treasury Note 7.8%
Treasury, United States Department of
4.63%, 10/15/26 - 09/30/28	13,150	13,284
1.25%, 06/30/28	5,202	4,593
4.88%, 10/31/28 - 10/31/30	24,125	24,786
3.75%, 12/31/28	3,150	3,083
2.88%, 04/30/29 - 05/15/32	45,458	41,533
1.50%, 02/15/30	3,400	2,922
1.38%, 11/15/31	14,001	11,437
3.50%, 02/15/33	6,755	6,398
3.88%, 08/15/33	18,208	17,730
4.50%, 11/15/33	3,750	3,833
		129,599
U.S. Treasury Bond 3.9%
Treasury, United States Department of
3.75%, 08/15/41	10,898	10,030
3.13%, 11/15/41	12,925	10,855
2.50%, 02/15/45 - 02/15/46	30,418	22,063
3.00%, 02/15/48	18,663	14,592
1.63%, 11/15/50	2,747	1,551
2.88%, 05/15/52	7,015	5,306
		64,397
Sovereign 1.1%
Israel, State of
4.50%, 01/17/33	4,485	4,171
5.50%, 03/12/34	1,755	1,733
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	3,688	3,685
6.38%, 01/30/34 (a)	3,106	3,149
ROP Sukuk Trust
5.05%, 06/06/29 (a)	4,142	4,158
Urzad Rady Ministrow
5.50%, 03/18/54	2,412	2,393
		19,289
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (j)	7,104	5,766
Municipal 0.1%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,375
Total Government And Agency Obligations (cost $659,689)		599,763
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.8%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	597	584
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	1,959	1,908
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,172	3,814
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,664
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	4,839	4,856
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,140
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (d)	3,958	3,978
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	1,298	1,295
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	1,903	1,856
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,473
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (d)	5,006	4,027
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	3,647	3,649
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	1,028	1,026
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,769
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	390	344
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	5,769	5,768
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	2,757	2,768
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	2,272	2,278
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	983	959
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	3,279	3,227
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	1,044	1,040
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	3,207	3,190
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	428	423
Ford Credit Auto Owner Trust 2023-C
Series 2023-A3-C, 5.53%, 04/15/27	6,908	6,978
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	1,651	1,650
Series 2023-A3-2, 5.05%, 07/20/26	2,401	2,392
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	4,366	4,370
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,682
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,324
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	2,969

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2024-1
Series 2024-B-1, 5.16%, 08/16/29	2,119	2,105
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	4,982
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (d)	3,622	3,516
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	1,052	1,000
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,094	1,042
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/25	163	163
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	6,893	6,885
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	3,835	3,850
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,700
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	2,320	2,311
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,700
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	3,000	2,973
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.97%, 01/25/29 (d)	406	374
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (d)	5,263	4,410
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.76%, 10/25/26 (d)	218	207
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	901	889
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,411
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	686	667
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.94%, 03/15/29 (d)	5,013	5,019
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (d)	3,720	3,671
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (d)	2,546	2,058
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	3,508	3,513
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,348
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	2,586	2,575
Tesla Auto Lease Trust 2023-A
Series 2023-A2-A, 5.86%, 01/21/25	8,466	8,477
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,094	1,093
Series 2012-A-2, 4.00%, 10/29/24	994	982
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	8,298	8,279
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (d)	1,097	923
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	7,776	7,781
Total Non-U.S. Government Agency Asset-Backed Securities (cost $185,296)		179,305
SENIOR FLOATING RATE INSTRUMENTS 1.9%
Communication Services 0.6%
Cimpress Public Limited Company
USD Term Loan B, 8.94%, (SOFR + 3.50%), 04/29/28 (d)	1,177	1,175
Flutter Financing B.V.
Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 11/18/30 (d) (k)	4,059	4,057
Term Loan B, 7.60%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	2,899	2,897
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	1,261	1,262
		9,391
Consumer Discretionary 0.5%
Adient US LLC
2024 Term Loan B2, 8.08%, (SOFR + 2.75%), 01/31/31 (d)	1,724	1,728
First Brands Group, LLC
2022 Incremental Term Loan, 10.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (d)	939	939
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (SOFR + 1.75%), 08/29/25 (d)	2,797	2,786
PCI Gaming Authority
Term Loan, 7.94%, (SOFR + 2.50%), 05/15/26 (d)	2,743	2,746
		8,199
Materials 0.3%
Berry Global, Inc.
2023 Term Loan AA, 7.18%, (SOFR + 1.75%), 07/01/29 (d)	3,695	3,693
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (d)	959	955
		4,648
Financials 0.2%
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (d)	4,131	4,132
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 03/20/31 (d) (k)	2,783	2,783
Industrials 0.1%
Air Canada
2024 Term Loan B, 7.83%, (SOFR + 2.50%), 03/14/31 (d)	2,477	2,478
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 8.82%, (SOFR + 3.50%), 09/22/24 (d)	—	—
Total Senior Floating Rate Instruments (cost $31,561)		31,631
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.19% (l) (m)	13,017	13,017
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (l) (m)	3,991	3,991
Total Short Term Investments (cost $17,008)		17,008
Total Investments 99.9% (cost $1,732,199)		1,667,011
Other Derivative Instruments 0.0%		52
Other Assets and Liabilities, Net 0.1%		1,877
Total Net Assets 100.0%		1,668,940

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $251,389 and 15.1% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) All or a portion of the security was on loan as of March 31, 2024.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	5,825	153,864	146,672	194	—	—	13,017	0.8
JNL Government Money Market Fund, 5.29% - Class SL	3,385	26,623	26,017	31	—	—	3,991	0.2
	9,210	180,487	172,689	225	—	—	17,008	1.0

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,135	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	456	June 2024	50,450	(31)	74
United States 2 Year Note	262	July 2024	53,631	(53)	(56)
United States 5 Year Note	722	July 2024	77,130	(76)	135
United States Ultra Bond	550	June 2024	69,888	258	1,062
				98	1,215
Short Contracts
United States 10 Year Ultra Bond	(669)	June 2024	(76,520)	(12)	(154)
United States Long Bond	(136)	June 2024	(16,363)	(34)	(17)
				(46)	(171)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	838,169	1,135	839,304
Government And Agency Obligations	—	599,763	—	599,763
Non-U.S. Government Agency Asset-Backed Securities	—	179,305	—	179,305
Senior Floating Rate Instruments	—	31,631	—	31,631
Short Term Investments	17,008	—	—	17,008
	17,008	1,648,868	1,135	1,667,011
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,271	—	—	1,271
	1,271	—	—	1,271
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(227)	—	—	(227)
	(227)	—	—	(227)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.8%
Industrials 21.1%
A. O. Smith Corporation	11	988
AAR Corp. (a)	5	276
ABM Industries Incorporated	11	511
Acuity Brands, Inc.	5	1,409
Advanced Drainage Systems, Inc.	1	106
Air Lease Corporation - Class A	17	895
Air Transport Services Group, Inc. (a)	10	131
Alaska Air Group, Inc. (a)	23	993
Alight, Inc. - Class A (a)	40	396
Allegiant Travel Company	3	207
Allison Systems, Inc.	18	1,497
American Airlines, Inc. (a)	45	692
American Woodmark Corporation (a)	3	289
APi Group Corp (a)	12	455
Apogee Enterprises, Inc.	4	263
Applied Industrial Technologies, Inc.	3	504
Arcbest Corporation	4	502
Arcosa, Inc.	5	460
Armstrong World Industries, Inc.	4	519
ASGN Incorporated (a)	7	704
Astec Industries, Inc.	2	95
Atkore Inc.	1	117
Avis Budget Group, Inc.	2	291
Barnes Group Inc.	8	304
Beacon Roofing Supply, Inc. (a)	6	599
Boise Cascade Company	7	1,085
Booz Allen Hamilton Holding Corporation - Class A	8	1,136
Brady Corporation - Class A	5	299
Broadridge Financial Solutions, Inc.	5	1,107
BWXT Government Group, Inc.	5	533
Caci International Inc. - Class A (a)	2	878
Chart Industries, Inc. (a) (b)	1	108
Clarivate PLC (a) (b)	57	426
Clean Harbors, Inc. (a)	3	539
Comfort Systems USA, Inc.	2	537
Concentrix Corporation	6	415
Conduent Incorporated (a)	21	71
Copart, Inc. (a)	14	827
Core & Main, Inc. - Class A (a)	5	271
CoreCivic, Inc. (a)	27	415
Crane Company	1	120
CSG Systems International, Inc.	5	236
Curtiss-Wright Corporation	3	815
Deluxe Corporation	4	90
DNOW Inc. (a)	20	297
Donaldson Company, Inc.	10	726
Dun & Bradstreet Holdings, Inc.	27	273
Dycom Industries, Inc. (a)	4	546
EMCOR Group, Inc.	5	1,715
Encore Wire Corporation	2	552
EnerSys	5	479
Equifax Inc.	4	1,166
ESAB Corporation	4	413
Flowserve Corporation	14	656
Fluor Corporation (a)	24	998
Fortune Brands Innovations, Inc.	4	311
Forward Air Corporation	5	142
Franklin Electric Co., Inc.	3	280
FTAI Aviation Ltd.	5	332
FTI Consulting, Inc. (a)	3	570
Gates Industrial Corporation PLC (a)	19	332
GATX Corporation	4	548
Generac Holdings Inc. (a)	5	579
Genpact Limited	20	650
GEO Group, Inc., The (a)	46	646
GMS Inc. (a)	5	480
Graco Inc.	8	716
GrafTech International Ltd.	30	42
Granite Construction Incorporated	8	473
GXO Logistics Inc. (a)	12	648
Healthcare Services Group, Inc. (a)	17	214
HEICO Corporation	2	471
Herc Holdings Inc.	2	383
Hertz Global Holdings, Inc. (a)	25	192
Hexcel Corporation	8	559
Hillenbrand, Inc.	7	361
HNI Corporation	7	293
Hub Group, Inc. - Class A	12	499
Hubbell Incorporated	3	1,148
IDEX Corporation	4	940
Ingersoll Rand Inc.	15	1,419
Insperity, Inc.	2	242
ITT Inc.	7	914
JELD-WEN Holding, Inc. (a)	15	313
JetBlue Airways Corporation (a)	160	1,191
KBR, Inc.	10	648
Kennametal Inc.	16	402
Kirby Corporation (a)	6	545
Korn Ferry	8	506
Landstar System, Inc.	4	783
Lennox International Inc.	2	875
Leonardo DRS, Inc. (a)	2	39
Lincoln Electric Holdings, Inc.	3	873
Lyft, Inc. - Class A (a)	47	905
Masonite International Corporation (a)	3	446
MasTec, Inc. (a)	9	855
Masterbrand, Inc. (a)	28	517
Matson Intermodal - Paragon, Inc.	6	638
Matthews International Corporation - Class A	2	76
Maximus, Inc.	8	631
MDU Resources Group, Inc.	28	694
Millerknoll, Inc.	18	455
Mine Safety Appliances Company, LLC	2	317
Moog Inc. - Class A	3	546
MRC Global Inc. (a)	14	176
MSC Industrial Direct Co., Inc. - Class A	6	601
Mueller Industries, Inc.	13	681
Nordson Corporation	2	631
Nvent Electric Public Limited Company	14	1,021
Openlane, Inc. (a)	18	312
Oshkosh Corporation	11	1,433
Parsons Corporation (a)	3	277
Paycom Software, Inc.	1	223
Pentair Public Limited Company	15	1,281
Plug Power Inc. (a) (b)	54	187
Primoris Services Corporation	9	379
RBC Bearings Incorporated (a)	1	320
Regal Rexnord Corporation	8	1,413
Resideo Technologies, Inc. (a)	19	428
Rollins, Inc.	7	331
Rush Enterprises, Inc. - Class A	9	501
RXO Inc (a)	25	549
Ryder System, Inc.	9	1,061
Saia, Inc. (a)	1	513
Schneider National, Inc. - Class B	8	184
Science Applications International Corporation	6	819
Sensata Technologies Holding PLC	22	826
Simpson Manufacturing Co., Inc.	3	523
SiteOne Landscape Supply, Inc. (a)	2	340
SkyWest, Inc. (a)	13	864
Spirit AeroSystems Holdings, Inc. - Class A (a)	26	940
Spirit Airlines, Inc. (b)	22	108
SS&C Technologies Holdings, Inc.	19	1,241
Steelcase Inc. - Class A	23	301
Stericycle, Inc. (a)	9	463
Sunrun Inc. (a) (b)	30	395
Terex Corporation	8	495
Tetra Tech, Inc.	3	504
The Greenbrier Companies, Inc.	9	458
The Middleby Corporation (a)	4	679
The Timken Company	8	681
Toro Company, The	7	655
TransUnion	10	798
Trex Company, Inc. (a)	1	90
Trinet Group, Inc.	2	315
Trinity Industries, Inc.	11	317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
UFP Industries, Inc.	8	995
U-Haul Holding Company - Series N	10	646
Unifirst Corporation	2	357
Valmont Industries, Inc.	2	432
Veralto Corporation	1	92
Verisk Analytics, Inc.	5	1,154
Vestis Corporation	7	136
Wabash National Corporation	10	296
Watsco, Inc.	2	954
Watts Water Technologies, Inc. - Class A	2	349
Werner Enterprises, Inc.	13	493
WESCO International, Inc.	7	1,270
WillScot Mobile Mini Holdings Corp. - Class A (a)	6	276
Woodward, Inc.	4	681
XPO, Inc. (a)	5	666
Xylem Inc.	10	1,249
		91,931
Financials 16.1%
Affiliated Managers Group, Inc.	7	1,134
AGNC Investment Corp. (b)	19	193
American Equity Investment Life Holding Company (a)	13	727
Ameris Bancorp	8	378
Apollo Commercial Real Estate Finance, Inc.	28	310
Apollo Global Management, Inc.	9	1,023
Arbor Realty Trust, Inc. (b)	21	282
Ares Management Corporation - Class A	2	330
Artisan Partners Asset Management Inc. - Class A	8	379
Associated Banc-Corp	31	658
Assurant, Inc.	6	1,046
Atlantic Union Bank	10	365
Bank of Hawaii Corporation	6	371
Bank OZK	15	670
BankUnited, Inc.	26	730
Banner Corporation	6	274
BGC Group, Inc. - Class A	19	147
Blackstone Mortgage Trust, Inc. - Class A (b)	31	614
Block, Inc. - Class A (a)	11	954
BOK Financial Corporation	3	302
Bread Financial Payments, Inc.	22	813
Brighthouse Financial, Inc. (a)	12	601
Brightsphere Investment Group Inc.	4	87
Brown & Brown, Inc.	9	801
Cadence Bank	27	778
Capitol Federal Financial	19	110
Cathay General Bancorp	10	364
Chimera Investment Corporation	55	254
Claros Mortgage Trust, Inc.	7	65
CNO Financial Group, Inc.	21	570
Cohen & Steers, Inc.	2	152
Coinbase Global, Inc. - Class A (a)	8	2,191
Columbia Banking System, Inc.	17	328
Commerce Bancshares, Inc.	9	504
Community Bank System, Inc.	6	293
Credit Acceptance Corporation (a)	1	475
Cullen/Frost Bankers, Inc.	5	618
CVB Financial Corp.	19	336
East West Bancorp, Inc.	15	1,166
Eastern Bankshares, Inc.	21	289
Enact Holdings, Inc.	4	117
Encore Capital Group, Inc. (a)	5	224
Equitable Holdings, Inc.	9	339
Erie Indemnity Company - Class A	1	410
Essent Group Ltd.	10	596
Euronet Worldwide, Inc. (a)	5	513
Evercore Inc. - Class A	5	1,042
F&G Annuities & Life, Inc.	1	23
F.N.B. Corporation	55	780
FactSet Research Systems Inc.	1	423
Federated Hermes, Inc. - Class B	13	472
First Citizens BancShares, Inc. - Class A	—	706
First Financial Bancorp.	10	218
First Hawaiian, Inc.	26	579
First Horizon Corporation	86	1,325
First Interstate BancSystem, Inc. - Class A	12	330
FirstCash, Inc.	5	633
Fulton Financial Corporation	27	429
Genworth Financial, Inc. - Class A (a)	17	110
Glacier Bancorp, Inc.	13	514
Globe Life Inc.	2	233
Hancock Whitney Corporation	13	591
Hanover Insurance Group Inc, The	5	747
Hilltop Holdings Inc.	10	310
Home BancShares, Inc.	19	468
Hope Bancorp, Inc.	28	318
Horace Mann Educators Corporation	5	183
Houlihan Lokey, Inc. - Class A	3	388
Independent Bank Corp.	6	296
Independent Bank Group, Inc.	6	266
Interactive Brokers Group, Inc. - Class A	1	148
International Bancshares Corporation	6	329
Jack Henry & Associates, Inc.	4	777
Jackson Financial Inc. - Class A (c)	23	1,531
Janus Henderson Group PLC	27	892
Ladder Capital Corp - Class A	19	214
LPL Financial Holdings Inc.	4	1,000
MarketAxess Holdings Inc.	1	281
Mercury General Corporation	5	273
MFA Financial, Inc.	30	344
MGIC Investment Corporation	44	977
Moelis & Company - Class A	8	431
Morningstar, Inc.	1	280
Mr. Cooper Group Inc. (a)	7	533
MSCI Inc. - Class A	1	836
Navient Corporation	7	113
NCR Atleos Corporation (a)	7	145
Nelnet, Inc. - Class A	1	136
New York Community Bancorp, Inc. - Series A (b)	130	418
New York Mortgage Trust, Inc.	13	93
Old National Bancorp	32	559
Pacific Premier Bancorp, Inc.	15	355
Paysafe Limited (a)	8	120
PennyMac Financial Services, Inc.	4	348
PennyMac Mortgage Investment Trust	22	319
Pinnacle Financial Partners, Inc.	8	675
PRA Group, Inc. (a)	7	181
Primerica, Inc.	3	745
ProAssurance Corporation	6	76
PROG Holdings, Inc.	12	424
Prosperity Bancshares, Inc.	12	799
Radian Group Inc.	22	749
Redwood Trust, Inc.	23	145
Reinsurance Group of America, Incorporated	2	301
Renasant Corporation	6	196
RITHM Capital Corp.	26	289
RLI Corp.	2	302
Robinhood Markets, Inc. - Class A (a)	49	993
Rocket Companies, Inc. - Class A (a) (b)	8	122
SEI Investments Company	15	1,079
Selective Insurance Group, Inc.	4	469
Simmons First National Corporation - Class A	17	332
SLM Corporation	56	1,225
SoFi Technologies, Inc. (a) (b)	37	272
Southstate Corporation	8	689
Starwood Property Trust, Inc. (b)	51	1,039
Stewart Information Services Corporation	5	344
Stifel Financial Corp.	9	682
Synovus Financial Corp.	23	915
Texas Capital Bancshares, Inc. (a)	5	333
TFS Financial Corporation	4	50
The Carlyle Group, Inc.	24	1,108
The Western Union Company	23	327
TPG Inc. - Class A	1	34
Tradeweb Markets Inc. - Class A	3	307
Trustmark Corporation	8	235
Two Harbors Investment Corp.	19	258
UMB Financial Corporation	5	415
United Bankshares, Inc.	19	678
United Community Banks, Inc.	11	289
UWM Holdings Corporation - Class A	3	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Valley National Bancorp	68	545
Virtu Financial, Inc. - Class A	16	319
Voya Financial, Inc.	13	959
WAFD, Inc.	12	362
Walker & Dunlop, Inc.	4	397
Webster Financial Corporation	15	775
WesBanco, Inc.	6	168
Western Alliance Bancorporation	12	774
Wex, Inc. (a)	2	380
White Mountains Insurance Group Ltd	—	493
Wintrust Financial Corporation	6	644
Zurich American Corporation	10	625
		70,257
Consumer Discretionary 15.5%
Abercrombie & Fitch Co. - Class A (a)	10	1,267
Academy Sports & Outdoors, Inc.	9	641
Acushnet Holdings Corp.	3	217
Adient Public Limited Company (a)	23	768
ADT, Inc.	15	101
Adtalem Global Education Inc. (a)	8	393
Airbnb, Inc. - Class A (a)	3	557
American Axle & Manufacturing Holdings, Inc. (a)	25	181
American Eagle Outfitters, Inc.	36	916
Aramark Services, Inc.	6	208
Asbury Automotive Group, Inc. (a)	3	639
AutoZone, Inc. (a)	—	1,362
Bath & Body Works, Inc.	21	1,070
Birkenstock Holding PLC (a)	—	21
Bloomin' Brands, Inc.	7	205
Boyd Gaming Corporation	5	337
Bright Horizons Family Solutions, Inc. (a)	3	336
Brunswick Corporation	12	1,111
Burlington Stores, Inc. (a)	3	774
Caesars Entertainment, Inc. (a)	13	547
Caleres, Inc.	6	235
Capri Holdings Limited (a)	20	891
Carter's, Inc.	9	741
Century Communities, Inc.	5	474
Chipotle Mexican Grill, Inc. (a)	—	1,413
Churchill Downs Incorporated	3	369
Columbia Sportswear Company	5	409
Coupang, Inc. - Class A (a)	11	191
Cracker Barrel Old Country Store, Inc. (b)	6	401
Crocs, Inc. (a)	4	622
Dana Incorporated	33	416
Dave & Buster's Entertainment, Inc. (a)	3	211
Deckers Outdoor Corporation (a)	1	1,098
Dillard's, Inc. - Class A (b)	1	331
Domino's Pizza, Inc.	3	1,497
Doordash, Inc. - Class A (a)	6	821
Dorman Products, Inc. (a)	3	272
ETSY, Inc. (a)	6	427
Five Below, Inc. (a)	2	297
Floor & Decor Holdings, Inc. - Class A (a)	3	384
GameStop Corp. - Class A (a)	28	348
Gentex Corporation	33	1,187
Gentherm Incorporated (a)	4	257
G-III Apparel Group, Ltd. (a)	3	80
Graham Holdings Co., Ltd. - Class B	1	385
Grand Canyon Education, Inc. (a)	4	539
Group 1 Automotive, Inc.	3	964
Guess ?, Inc. (b)	10	304
H & R Block, Inc.	12	600
Hanesbrands Inc. (a)	160	931
Harley-Davidson, Inc.	25	1,100
Hasbro, Inc.	6	312
Helen of Troy Limited (a)	4	481
Hibbett Inc.	3	266
Hilton Grand Vacations Inc. (a)	7	326
Hyatt Hotels Corporation - Class A	3	554
International Game Technology PLC	13	283
iRobot Corporation (a) (b)	6	55
Jack in the Box Inc.	4	295
KB Home	12	846
Kontoor Brands, Inc.	5	331
Laureate Education, Inc. - Class A	19	279
La-Z-Boy Incorporated	10	365
LCI Industries	4	488
Leggett & Platt, Incorporated	28	543
Levi Strauss & Co. - Class A	8	169
LGI Homes, Inc. (a)	3	343
Life Time Group Holdings, Inc. (a)	4	63
Light & Wonder, Inc. (a)	4	437
Lithia Motors, Inc. - Class A	4	1,060
Lucid Group, Inc. (a) (b)	33	95
M.D.C. Holdings, Inc.	11	713
M/I Homes, Inc. (a)	4	573
Marriott Vacations Worldwide Corporation	7	702
Mattel, Inc. (a)	26	507
Meritage Homes Corporation	6	983
Murphy USA Inc.	3	1,239
Newell Brands Inc.	28	222
Nordstrom, Inc.	31	636
Norwegian Cruise Line Holdings Ltd. (a)	21	449
Ollie's Bargain Outlet Holdings, Inc. (a)	5	373
Patrick Industries, Inc.	3	383
PENN Entertainment, Inc. (a)	23	424
Petco Health And Wellness Company, Inc. - Class A (a)	15	34
Phinia Inc.	3	115
Polaris Inc.	10	954
Pool Corporation	2	663
Red Rock Resorts, Inc. - Class A	3	193
RH (a)	1	249
Royal Caribbean Cruises Ltd. (a)	2	216
Sabre Corporation (a)	138	333
Sally Beauty Holdings, Inc. (a)	26	324
Service Corporation International	9	682
SharkNinja, Inc.	1	81
Signet Jewelers Limited	6	608
Six Flags Operations Inc. (a)	12	326
Skechers U.S.A., Inc. - Class A (a)	13	785
Skyline Champion Corporation (a)	1	81
Sonic Automotive, Inc. - Class A	5	283
Steven Madden, Ltd.	10	443
Strategic Education, Inc.	3	303
Taylor Morrison Home II Corporation - Class A (a)	20	1,236
Tempur Sealy International, Inc.	12	680
Texas Roadhouse, Inc. - Class A	4	688
The Buckle, Inc.	6	226
The Cheesecake Factory Incorporated	5	165
The ODP Corporation (a)	9	486
The Wendy's Company	16	300
Thor Industries, Inc.	12	1,399
TopBuild Corp. (a)	2	754
Topgolf Callaway Brands Corp. (a)	24	388
Travel + Leisure Co.	14	685
TRI Pointe Homes Holdings, Inc. (a)	23	876
Ulta Beauty, Inc. (a)	2	1,019
Under Armour, Inc. - Class A (a)	60	443
United Parks And Resorts Inc. (a)	1	58
Upbound Group, Inc.	9	321
Urban Outfitters, Inc. (a)	13	556
Vail Resorts, Inc.	3	560
Valvoline, Inc. (a)	9	412
Victoria's Secret & Co. (a)	17	329
Vista Outdoor Inc. (a)	9	294
Visteon Corporation (a)	3	386
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Williams-Sonoma, Inc.	6	2,002
Winnebago Industries, Inc.	6	411
Wolverine World Wide, Inc.	18	205
Worthington Industries, Inc.	5	306
Wyndham Hotels & Resorts, Inc.	6	463
Wynn Resorts, Limited	4	429
		67,391
Information Technology 10.6%
ACI Worldwide, Inc. (a)	13	419
Advanced Energy Industries, Inc.	3	308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Amkor Technology, Inc.	14	465
ANSYS, Inc. (a)	3	974
AppLovin Corporation - Class A (a)	5	317
Arista Networks, Inc. (a)	4	1,054
Aspen Technology, Inc. (a)	1	112
Aurora Innovations Inc. - Class A (a)	59	166
Autodesk, Inc. (a)	6	1,459
Belden Inc.	4	380
Benchmark Electronics, Inc.	5	158
Bentley Systems, Incorporated - Class B	5	280
Cerence Inc. (a)	7	110
Ciena Corporation (a)	21	1,023
Cirrus Logic, Inc. (a)	9	819
Cognex Corporation	12	489
Coherent Corp. (a)	13	790
CommScope Holding Company, Inc. (a)	70	91
CommVault Systems, Inc. (a)	3	345
Crane Nxt, Co.	2	131
Diodes Incorporated (a)	5	362
Dolby Laboratories, Inc. - Class A	6	468
Dropbox, Inc. - Class A (a)	25	597
Entegris, Inc.	5	718
EPAM Systems, Inc. (a)	2	614
F5, Inc. (a)	1	275
Fair Isaac Corporation (a)	1	741
First Solar, Inc. (a)	5	783
Flex Ltd. (a)	11	322
Fortinet, Inc. (a)	14	934
Gartner, Inc. (a)	2	1,017
GoDaddy Inc. - Class A (a)	9	1,082
Guidewire Software, Inc. (a)	3	339
Infinera Corporation (a) (b)	31	189
Informatica Inc. - Class A (a)	2	79
Insight Enterprises, Inc. (a)	4	755
InterDigital, Inc. (b)	3	318
IPG Photonics Corporation (a)	4	353
Itron, Inc. (a)	5	422
Keysight Technologies, Inc. (a)	6	986
Knowles Corporation (a)	16	258
Littelfuse, Inc.	2	463
LiveRamp Holdings, Inc. (a)	9	317
Lumentum Holdings Inc. (a)	9	434
Manhattan Associates, Inc. (a)	1	324
Methode Electronics, Inc.	4	49
MKS Instruments, Inc.	8	1,083
Monolithic Power Systems, Inc.	1	476
NCR Voyix Corporation (a)	26	329
NetScout Systems, Inc. (a)	14	298
Okta, Inc. - Class A (a)	6	651
Osi Systems, Inc. (a)	2	259
Palantir Technologies Inc. - Class A (a)	21	485
Palo Alto Networks, Inc. (a)	4	1,192
PC Connection, Inc.	2	112
Pegasystems Inc.	3	226
Plexus Corp. (a)	3	332
Power Integrations, Inc.	3	250
PTC Inc. (a)	3	491
Pure Storage, Inc. - Class A (a)	10	529
RingCentral, Inc. - Class A (a)	10	335
Sanmina Corporation (a)	12	747
Semtech Corporation (a)	14	385
ServiceNow, Inc. (a)	2	1,258
Silicon Laboratories Inc. (a)	5	665
Snowflake Inc. - Class A (a)	2	375
SolarWinds Corporation (a)	5	63
Super Micro Computer, Inc. (a)	2	1,743
Synaptics Incorporated (a)	5	440
Teledyne Technologies Incorporated (a)	3	1,145
Teradata Corporation (a)	13	487
Trimble Inc. (a)	22	1,388
TTM Technologies, Inc. (a)	16	249
Twilio Inc. - Class A (a)	17	1,053
Tyler Technologies, Inc. (a)	1	383
Ubiquiti Inc.	—	27
Unity Software Inc. (a) (b)	10	261
VeriSign, Inc. (a)	3	490
ViaSat, Inc. (a)	19	349
Viavi Solutions Inc. (a)	32	294
Vishay Intertechnology, Inc.	22	494
Vontier Corporation	12	555
Wolfspeed, Inc. (a)	8	249
Workday, Inc. - Class A (a)	3	907
Zebra Technologies Corporation - Class A (a)	4	1,263
Zoom Video Communications, Inc. - Class A (a)	9	558
		45,965
Real Estate 9.5%
Acadia Realty Trust	15	251
Agree Realty Corporation	5	307
Alexander & Baldwin, Inc.	7	114
American Homes 4 Rent - Class A	16	579
Americold Realty Trust, Inc.	21	514
Apartment Income REIT Corp.	16	512
Apple Hospitality REIT, Inc.	33	539
Brandywine Realty Trust	57	271
Brixmor Property Group Inc.	33	776
Broadstone Net Lease, Inc.	5	77
Camden Property Trust	8	814
COPT Defense Properties	14	334
CoStar Group, Inc. (a)	9	883
Cousins Properties Incorporated	27	657
Cubesmart, L.P.	13	568
Cushman & Wakefield PLC (a)	36	379
DiamondRock Alpharetta Tenant, LLC	41	396
DigitalBridge Group, Inc. - Class A	39	760
Douglas Emmett, Inc.	40	550
EastGroup Properties, Inc.	2	283
ELME Communities	11	147
Empire State Realty Trust, Inc. - Class A	22	220
EPR Properties	10	437
Equity Commonwealth (a)	9	172
Equity Lifestyle Properties, Inc.	7	449
Essex Property Trust, Inc.	1	302
eXp World Holdings, Inc. (b)	3	34
Extra Space Storage Inc.	8	1,186
Federal Realty Investment Trust	6	632
First Industrial Realty Trust, Inc.	7	372
Gaming and Leisure Properties, Inc.	16	716
Global Net Lease, Inc.	26	200
Healthcare Realty Trust Incorporated - Class A	40	570
Healthpeak OP, LLC	39	731
Highwoods Properties, Inc.	23	606
Howard Hughes Holdings Inc. (a)	2	168
Hudson Pacific Properties, Inc.	86	555
Independence Realty Trust, Inc.	20	331
InvenTrust Properties Corp.	5	125
Invitation Homes Inc.	37	1,314
JBG Smith Properties	30	481
Kennedy-Wilson Holdings, Inc.	21	183
Kilroy Realty Corporation	22	789
Kite Realty Naperville, LLC	20	444
Lamar Advertising Company - Class A	6	763
LXP Industrial Trust	35	312
Medical Properties Trust, Inc. (b)	207	974
National Health Investors, Inc.	5	286
Net Lease Office Properties	1	23
Newmark Group, Inc. - Class A	25	283
NNN REIT, Inc.	14	604
Omega Healthcare Investors, Inc.	23	723
Open Doors Technology Inc. - Class A (a)	95	289
Outfront Media Inc.	26	437
Paramount Group, Inc.	37	171
Park Hotels & Resorts Inc.	69	1,211
Pebblebrook Hotel Trust	25	379
Phillips Edison & Company, Inc.	10	351
Piedmont Office Realty Trust, Inc. - Class A	30	213
PotlatchDeltic Corporation	10	449
Rayonier Inc.	13	428
Realogy Holdings Corp. (a)	32	197
Regency Centers Corporation	15	927

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Retail Opportunity Investments Corp.	12	148
Rexford Industrial Realty, Inc.	9	455
RLJ III-EM Columbus Lessee, LLC	42	494
Ryman Hospitality Properties, Inc.	2	187
Sabra Health Care REIT, Inc.	40	586
SBA Communications Corporation - Class A	2	389
Service Properties Trust	27	180
SITE Centers Corp.	23	341
SL Green Realty Corp.	26	1,427
STAG Industrial, Inc.	12	458
Sun Communities, Inc.	8	1,047
Sunstone Hotel Investors, Inc.	34	380
Tanger Inc.	7	206
The Macerich Company	49	838
UDR, Inc.	22	819
Uniti Group Inc.	64	379
Urban Edge Properties	11	181
Veris Residential, Inc.	8	126
VICI Properties Inc.	31	918
Vornado Realty Trust	10	282
W.P. Carey Inc.	17	951
Xenia Hotels & Resorts, Inc.	21	321
Zillow Group, Inc. - Class C (a)	15	734
		41,595
Health Care 7.3%
Acadia Healthcare Company, Inc. (a)	6	453
Align Technology, Inc. (a)	3	1,102
Alnylam Pharmaceuticals, Inc. (a)	2	305
Amedisys, Inc. (a)	3	309
AMN Healthcare Services, Inc. (a)	5	304
Avantor, Inc. (a)	28	705
Azenta, Inc. (a)	5	278
BioMarin Pharmaceutical Inc. (a)	9	765
Bio-Rad Laboratories, Inc. - Class A (a)	1	224
Bio-Techne Corporation	5	318
Bruker Corporation	5	507
Catalent, Inc. (a)	14	802
Charles River Laboratories International, Inc. (a)	2	647
Chemed Corporation	1	625
Dentsply Sirona Inc.	29	966
DexCom, Inc. (a)	4	593
Elanco Animal Health Incorporated (a)	86	1,408
Embecta Corp.	11	147
Encompass Health Corporation	7	602
Enovis Corporation (a)	6	375
Envista Holdings Corporation (a)	26	561
Exact Sciences Corporation (a)	6	424
Exelixis, Inc. (a)	26	617
Globus Medical, Inc. - Class A (a)	7	400
Haemonetics Corporation (a)	3	256
ICU Medical, Inc. (a)	3	299
IDEXX Laboratories, Inc. (a)	2	833
Integer Holdings Corporation (a)	3	332
Integra LifeSciences Holdings Corporation (a)	6	224
Ionis Pharmaceuticals, Inc. (a)	8	344
Jazz Pharmaceuticals Public Limited Company (a)	5	627
LivaNova PLC (a)	5	281
Masimo Corporation (a)	3	453
Mettler-Toledo International Inc. (a)	1	1,235
Neurocrine Biosciences, Inc. (a)	3	373
Novavax, Inc. (a) (b)	42	201
OPKO Health, Inc. (a) (b)	63	75
Option Care Health, Inc. (a)	3	84
Owens & Minor, Inc. (a)	21	591
Patterson Companies, Inc.	18	500
Pediatrix Medical Group, Inc. (a)	12	118
Premier Healthcare Solutions, Inc. - Class A	20	440
Quidelortho Corporation (a)	5	248
ResMed Inc.	5	1,074
Revvity, Inc.	10	1,062
Roivant Sciences Ltd. (a)	16	170
Royalty Pharma PLC - Class A	20	596
Sage Therapeutics Inc. (a)	10	189
Sarepta Therapeutics, Inc. (a)	3	409
Select Medical Holdings Corporation	13	400
Steris Public Limited Company	5	1,174
Teladoc Health, Inc. (a)	40	611
Teleflex Incorporated	3	695
Tenet Healthcare Corporation (a)	11	1,161
The Cooper Companies, Inc.	11	1,079
United Therapeutics Corporation (a)	4	891
Veeva Systems Inc. - Class A (a)	3	622
VIR Biotechnology, Inc. (a)	8	77
West Pharmaceutical Services, Inc.	2	659
		31,820
Materials 6.6%
Albemarle Corporation (b)	8	1,020
Alpha Metallurgical Resources, Inc.	—	93
AptarGroup, Inc.	5	692
Arch Resources, Inc. - Class A	3	520
Ardagh Group S.A. - Class A (d)	—	—
Ashland Inc.	7	703
ATI Inc. (a)	6	290
Avery Dennison Corporation	6	1,348
Avient Corporation	12	521
Axalta Coating Systems Ltd. (a)	20	690
Berry Global Group, Inc.	15	919
Cabot Corporation	6	558
Carpenter Technology Corporation	6	394
Cleveland-Cliffs Inc. (a)	45	1,027
Commercial Metals Company	16	929
Compass Minerals International, Inc.	6	95
Crown Holdings, Inc.	10	803
Eagle Materials Inc.	3	855
Element Solutions Inc.	22	549
FMC Corporation	16	1,049
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	154	178
Graphic Packaging Holding Company	35	1,015
Greif, Inc. - Class A	4	277
H.B. Fuller Company	6	445
Hecla Mining Company	51	248
Huntsman Corporation	31	803
Innospec Inc.	2	301
Kaiser Aluminum Corporation	3	266
Knife River Corporation (a)	3	230
Louisiana-Pacific Corporation (W VA)	10	811
MATIV Holdings, Inc.	8	155
Minerals Technologies Inc.	5	347
NewMarket Corporation	1	542
O-I Glass, Inc. (a)	29	485
Olin Corporation	21	1,219
Quaker Chemical Corporation	1	225
Radius Recycling, Inc. - Class A	5	97
Reynolds Group Holdings Limited	2	27
Royal Gold, Inc.	3	380
RPM International Inc.	10	1,133
Ryerson Holding Corporation	2	51
Scotts Miracle-Gro Company, The	9	639
Sealed Air Corporation	23	863
Sensient Technologies Corporation	5	369
Silgan Holdings Inc.	9	416
Sonoco Products Company	13	773
Stepan Company	3	273
Summit Materials, Inc. - Class A (a)	9	417
Sylvamo Corporation	8	506
The Chemours Company	29	774
Trinseo Public Limited Company	13	48
Tronox Holdings PLC	27	476
Warrior Met Coal, Inc.	12	752
Worthington Steel, Inc.	4	142
		28,738
Energy 4.2%
Antero Midstream Corporation	22	313
Antero Resources Corporation (a)	34	982
Apa Corp.	34	1,171
Archrock, Inc.	19	381
California Resources Corporation	2	84
Callon Petroleum Company (a)	3	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
ChampionX Corporation	10	375
Cheniere Energy, Inc.	5	866
Chesapeake Energy Corporation	4	397
Chord Energy Corporation	1	193
Civitas Resources, Inc.	6	472
CNX Resources Corporation (a)	33	784
Comstock Resources, Inc. (b)	5	44
CVR Energy, Inc.	7	246
Delek US Holdings, Inc.	23	711
DT Midstream, Inc.	10	611
EQT Corporation	27	993
Equitrans Midstream Corporation	62	768
Green Plains Inc. (a)	9	211
Helmerich & Payne, Inc.	18	741
Kosmos Energy Ltd. (a)	33	198
Liberty Energy Inc. - Class A	17	357
Matador Resources Company	6	426
Murphy Oil Corporation	21	956
Nabors Industries Ltd. (a)	2	199
NOV Inc.	15	298
Oceaneering International, Inc. (a)	7	170
Patterson-UTI Energy, Inc.	38	459
Peabody Energy Corporation	30	736
Permian Resources Corporation - Class A	11	200
Range Resources Corporation	12	407
RPC, Inc.	16	123
SM Energy Company	13	673
Southwestern Energy Company (a)	115	870
TechnipFMC PLC	43	1,086
Transocean Ltd. (a) (e)	134	843
		18,454
Consumer Staples 3.7%
B&G Foods, Inc.	20	231
BJ's Wholesale Club Holdings, Inc. (a)	5	360
Brown-Forman Corporation - Class B	15	767
Cal-Maine Foods, Inc.	5	320
Casey's General Stores, Inc.	4	1,312
Central Garden & Pet Company - Class A (a)	8	286
Coca-Cola Consolidated, Inc.	—	176
Coty Inc. - Class A (a)	27	328
Darling Ingredients Inc. (a)	15	716
Del Monte Fresh Produce Company	5	130
Edgewell Personal Care Colombia S A S	9	351
Flowers Foods, Inc.	25	599
Hain Celestial Group, Inc., The (a)	19	153
Herbalife Nutrition Ltd. (a)	14	137
Ingles Markets, Incorporated - Class A	2	162
Ingredion Incorporated	2	286
J&J Snack Foods Corp.	1	133
Lamb Weston Holdings, Inc.	5	503
Lancaster Colony Corporation	2	350
McCormick & Company, Incorporated	16	1,230
National Beverage Corp. (a)	2	83
Nomad Foods Limited	16	313
Nu Skin Enterprises, Inc. - Class A	12	164
Performance Food Group Company (a)	15	1,102
Pilgrim's Pride Corporation (a)	2	66
Post Holdings, Inc. (a)	6	621
PriceSmart, Inc.	4	378
Reynolds Consumer Products Inc.	4	123
Seaboard Corporation	—	126
Spartannash Company	5	101
Spectrum Brands Holdings, Inc.	7	639
Sprouts Farmers Market, Inc. (a)	15	978
The Andersons, Inc.	6	331
The Boston Beer Company, Inc. - Class A (a)	1	210
The Clorox Company	7	1,042
Treehouse Foods, Inc. (a)	9	369
United Natural Foods, Inc. (a)	13	145
Universal Corporation	4	186
USANA Health Sciences, Inc. (a)	1	70
Vector Group Ltd.	12	127
Weis Markets, Inc.	2	156
WK Kellogg Co	5	88
		15,948
Communication Services 3.1%
Atlanta Braves Holdings, Inc. - Series C (a)	—	11
Bumble Inc. - Class A (a)	9	100
Cable One, Inc.	1	261
Cinemark Holdings, Inc. (a)	14	244
Clear Channel Outdoor Holdings, Inc. (a)	68	113
EchoStar Corporation - Class A (a)	12	173
Frontier Communications Parent, Inc. (a)	34	840
Gray Television, Inc.	24	153
IAC Inc. (a)	13	692
iHeartMedia, Inc. - Class A (a)	25	53
IHS Holding Limited (a)	5	19
John Wiley & Sons, Inc. - Class A	8	300
Liberty Broadband Corporation - Series C (a)	8	472
Liberty Latin America Ltd. - Class C (a)	33	229
Liberty Media Corporation - Series C (a)	3	172
Liberty Media Corporation - Series C (a)	—	18
Lions Gate Entertainment Corp. - Class A (a)	30	303
Match Group, Inc. (a)	13	468
Nexstar Media Group, Inc. - Class A	6	963
Pinterest, Inc. - Class A (a)	21	722
Roku Inc. - Class A (a)	5	356
Scholastic Corporation	6	217
Sinclair, Inc. - Class A (b)	3	34
Snap Inc. - Class A (a)	62	716
Sphere Entertainment Co. - Class A (a)	1	60
Take-Two Interactive Software, Inc. (a)	8	1,144
TEGNA Inc.	36	541
Telephone and Data Systems, Inc.	45	719
The Interpublic Group of Companies, Inc.	38	1,245
The New York Times Company - Class A	9	409
The Trade Desk, Inc. - Class A (a)	1	92
TripAdvisor, Inc. (a)	18	497
United States Cellular Corporation (a)	1	30
Yelp Inc. (a)	12	464
Ziff Davis, Inc. (a)	6	407
ZoomInfo Technologies Inc. - Class A (a)	15	242
		13,479
Utilities 2.1%
ALLETE, Inc.	8	462
Atmos Energy Corporation	8	950
Avista Corporation	12	417
Black Hills Corporation	10	549
Clearway Energy, Inc. - Class C	11	243
Essential Utilities, Inc.	19	687
Hawaiian Electric Industries, Inc.	28	311
IDACORP, Inc.	5	495
National Fuel Gas Company	11	573
New Jersey Resources Corporation	10	422
NorthWestern Corporation	7	337
OGE Energy Corp.	27	942
One Gas, Inc.	7	449
Ormat Technologies, Inc.	3	221
PNM Resources, Inc.	10	391
Portland General Electric Company	14	585
Southwest Gas Holdings, Inc.	10	792
Spire Inc.	8	495
		9,321
Total Common Stocks (cost $369,434)		434,899
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.29% (c) (f)	2,958	2,958
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (c) (f)	1,078	1,078
Total Short Term Investments (cost $4,036)		4,036
Total Investments 100.7% (cost $373,470)		438,935
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.7)%		(2,863)
Total Net Assets 100.0%		436,080

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,241	—	59	17	12	337	1,531	0.4
JNL Government Money Market Fund, 5.29% - Class SL	2,661	8,452	8,155	15	—	—	2,958	0.7
JNL Government Money Market Fund, 5.19% - Class I	366	12,511	11,799	17	—	—	1,078	0.2
	4,268	20,963	20,013	49	12	337	5,567	1.3

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	865	843	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	3	June 2024	321	2	1
S&P Midcap 400 Index	5	June 2024	1,493	6	46
				8	47

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	434,899	—	—	434,899
Short Term Investments	4,036	—	—	4,036
	438,935	—	—	438,935
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	47	—	—	47
	47	—	—	47

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.4%
Information Technology 18.5%
Accenture Public Limited Company - Class A	39	13,582
Adobe Inc. (a)	16	8,230
Advanced Micro Devices, Inc. (a)	50	9,006
Akamai Technologies, Inc. (a)	13	1,465
Amdocs Limited	12	1,042
Amkor Technology, Inc.	19	612
Amphenol Corporation - Class A	18	2,107
ANSYS, Inc. (a)	3	1,208
Apple Inc.	111	19,115
Applied Materials, Inc.	71	14,633
AppLovin Corporation - Class A (a)	7	509
Arista Networks, Inc. (a)	7	2,149
Arrow Electronics, Inc. (a)	12	1,603
Autodesk, Inc. (a)	18	4,590
Avnet, Inc.	17	862
Belden Inc.	6	525
Benchmark Electronics, Inc.	6	168
Bentley Systems, Incorporated - Class B	12	639
Broadcom Inc.	22	28,504
Cadence Design Systems, Inc. (a)	8	2,597
CDW Corp.	6	1,511
Cirrus Logic, Inc. (a)	6	510
Cisco Systems, Inc.	292	14,585
Cognizant Technology Solutions Corporation - Class A	16	1,138
Coherent Corp. (a)	7	446
CommVault Systems, Inc. (a)	7	672
Corning Incorporated	131	4,309
Dell Technologies Inc. - Class C	11	1,295
Dolby Laboratories, Inc. - Class A	8	707
Dropbox, Inc. - Class A (a)	20	483
DXC Technology Company (a)	26	558
Entegris, Inc.	7	1,031
F5, Inc. (a)	5	899
Fair Isaac Corporation (a)	2	3,047
Flex Ltd. (a)	36	1,044
Fortinet, Inc. (a)	18	1,233
Gartner, Inc. (a)	7	3,119
Gen Digital Inc.	97	2,163
GoDaddy Inc. - Class A (a)	15	1,826
Guidewire Software, Inc. (a)	4	433
Hewlett Packard Enterprise Company	291	5,152
HP, Inc.	183	5,520
Insight Enterprises, Inc. (a)	6	1,144
Intel Corporation	542	23,924
International Business Machines Corporation	146	27,812
Intuit Inc.	8	5,470
Jabil Inc.	20	2,685
Juniper Networks, Inc.	89	3,296
KLA Corporation	8	5,853
Knowles Corporation (a)	15	236
Kyndryl Holdings, Inc. (a)	49	1,062
Lam Research Corporation	10	9,705
Manhattan Associates, Inc. (a)	5	1,337
Marvell Technology, Inc.	27	1,909
Micron Technology, Inc.	34	4,047
Microsoft Corporation	53	22,413
MKS Instruments, Inc.	3	434
Monolithic Power Systems, Inc.	2	1,529
Motorola Solutions, Inc.	5	1,819
NCR Voyix Corporation (a)	16	197
NetApp, Inc.	22	2,303
NetScout Systems, Inc. (a)	17	372
NVIDIA Corporation	31	28,131
Okta, Inc. - Class A (a)	7	756
Oracle Corporation	249	31,323
Osi Systems, Inc. (a)	3	413
Palantir Technologies Inc. - Class A (a)	92	2,126
Palo Alto Networks, Inc. (a)	15	4,274
Plexus Corp. (a)	4	350
PTC Inc. (a)	6	1,069
Pure Storage, Inc. - Class A (a)	14	728
Qualcomm Incorporated	113	19,123
Roper Technologies, Inc.	6	3,381
Salesforce, Inc.	29	8,784
Sanmina Corporation (a)	15	905
Seagate Technology Holdings Public Limited Company	26	2,424
ServiceNow, Inc. (a)	8	6,258
Snowflake Inc. - Class A (a)	14	2,241
Super Micro Computer, Inc. (a)	8	7,616
Synaptics Incorporated (a)	3	340
Synopsys, Inc. (a)	5	2,726
Teradata Corporation (a)	18	707
Teradyne, Inc.	6	669
Texas Instruments Incorporated	37	6,530
TTM Technologies, Inc. (a)	19	295
Twilio Inc. - Class A (a)	8	498
Tyler Technologies, Inc. (a)	3	1,426
Unity Software Inc. (a) (b)	13	358
VeriSign, Inc. (a)	5	925
Vishay Intertechnology, Inc.	37	836
Vontier Corporation	17	760
Western Digital Corporation (a)	51	3,507
Workday, Inc. - Class A (a)	6	1,761
Xerox Holdings Corporation	40	717
		424,331
Health Care 14.6%
AbbVie Inc.	116	21,167
Align Technology, Inc. (a)	1	411
Amedisys, Inc. (a)	3	243
Amgen Inc.	69	19,738
AMN Healthcare Services, Inc. (a)	4	260
Baxter International Inc.	28	1,183
Becton, Dickinson and Company	12	2,933
Biogen Inc. (a)	12	2,549
BioMarin Pharmaceutical Inc. (a)	6	552
Boston Scientific Corporation (a)	46	3,180
Bristol-Myers Squibb Company	152	8,218
Bruker Corporation	6	578
Cardinal Health, Inc.	69	7,749
Cencora, Inc.	15	3,740
Chemed Corporation	2	1,505
CVS Health Corporation	347	27,694
DaVita Inc. (a)	30	4,165
Dentsply Sirona Inc.	31	1,016
Elanco Animal Health Incorporated (a)	24	396
Elevance Health, Inc.	4	1,906
Eli Lilly and Company	70	54,326
Encompass Health Corporation	18	1,497
Exelixis, Inc. (a)	25	582
GE HealthCare Technologies Inc.	9	858
Gilead Sciences, Inc.	251	18,399
Globus Medical, Inc. - Class A (a)	5	257
Haemonetics Corporation (a)	5	422
HCA Healthcare, Inc.	12	3,920
Henry Schein, Inc. (a)	11	804
Hologic, Inc. (a)	10	818
IDEXX Laboratories, Inc. (a)	6	3,236
Incyte Corporation (a)	7	411
Integra LifeSciences Holdings Corporation (a)	6	221
Intuitive Surgical, Inc. (a)	11	4,396
Ionis Pharmaceuticals, Inc. (a)	9	399
Jazz Pharmaceuticals Public Limited Company (a)	2	254
Johnson & Johnson	173	27,333
Masimo Corporation (a)	4	522
McKesson Corporation	25	13,190
Merck & Co., Inc.	240	31,651
Mettler-Toledo International Inc. (a)	1	1,177
Molina Healthcare, Inc. (a)	2	751
Neurocrine Biosciences, Inc. (a)	8	1,166
Organon & Co.	97	1,820
Owens & Minor, Inc. (a)	23	638
Patterson Companies, Inc.	30	822
Pfizer Inc.	469	13,011
Premier Healthcare Solutions, Inc. - Class A	26	582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Quest Diagnostics Incorporated	11	1,507
Regeneron Pharmaceuticals, Inc. (a)	8	7,403
ResMed Inc.	9	1,843
Roivant Sciences Ltd. (a)	22	237
Royalty Pharma PLC - Class A	18	561
Select Medical Holdings Corporation	19	571
Steris Public Limited Company	12	2,694
Stryker Corporation	11	3,859
Teladoc Health, Inc. (a)	14	204
Teleflex Incorporated	4	967
Tenet Healthcare Corporation (a)	42	4,446
The Cooper Companies, Inc.	24	2,433
United Therapeutics Corporation (a)	10	2,321
Universal Health Services, Inc. - Class B	11	1,949
Veeva Systems Inc. - Class A (a)	7	1,665
Vertex Pharmaceuticals Incorporated (a)	8	3,304
Viatris Inc.	253	3,022
Waters Corporation (a)	3	894
West Pharmaceutical Services, Inc.	6	2,406
Zoetis Inc. - Class A	7	1,150
		336,082
Financials 14.2%
Affiliated Managers Group, Inc.	7	1,208
AFLAC Incorporated	28	2,380
AGNC Investment Corp. (b)	85	840
Ally Financial Inc.	65	2,652
American Equity Investment Life Holding Company (a)	17	952
American International Group, Inc.	105	8,231
Ameriprise Financial, Inc.	2	674
Annaly Capital Management, Inc.	17	332
AON Public Limited Company - Class A	16	5,285
Apollo Global Management, Inc.	19	2,131
Ares Management Corporation - Class A	11	1,457
Arthur J. Gallagher & Co.	13	3,279
Artisan Partners Asset Management Inc. - Class A	12	544
Assurant, Inc.	9	1,602
Berkshire Hathaway Inc. - Class B (a)	85	35,613
Blackstone Inc. - Class A	39	5,096
Bread Financial Payments, Inc.	18	667
Brighthouse Financial, Inc. (a)	12	595
Brown & Brown, Inc.	26	2,267
Capital One Financial Corporation	67	10,014
Chimera Investment Corporation	63	288
Citigroup Inc.	408	25,834
Citizens Financial Group, Inc.	16	578
CME Group Inc. - Class A	13	2,730
CNO Financial Group, Inc.	22	611
Coinbase Global, Inc. - Class A (a)	8	2,040
Comerica Incorporated	10	558
Corebridge Financial, Inc.	24	702
Corpay Inc (a)	3	1,021
Credit Acceptance Corporation (a)	1	447
Discover Financial Services	14	1,775
East West Bancorp, Inc.	7	555
Encore Capital Group, Inc. (a)	5	244
Equitable Holdings, Inc.	28	1,064
Erie Indemnity Company - Class A	3	1,122
Essent Group Ltd.	5	316
Evercore Inc. - Class A	9	1,724
FactSet Research Systems Inc.	2	989
Federated Hermes, Inc. - Class B	16	567
Fidelity National Financial, Inc. - Class A	8	440
Fidelity National Information Services, Inc.	18	1,369
Fifth Third Bancorp	22	805
First American Financial Corporation	2	141
First Citizens BancShares, Inc. - Class A	1	834
FirstCash, Inc.	3	393
Fiserv, Inc. (a)	18	2,924
Franklin Resources, Inc.	44	1,251
Genworth Financial, Inc. - Class A (a)	81	524
Global Payments Inc.	8	1,083
Hanover Insurance Group Inc, The	6	795
Houlihan Lokey, Inc. - Class A	10	1,263
Independence Holdings, LLC	21	1,055
Interactive Brokers Group, Inc. - Class A	7	779
Intercontinental Exchange, Inc.	41	5,587
Invesco Ltd.	69	1,151
Jack Henry & Associates, Inc.	14	2,504
Jackson Financial Inc. - Class A (c)	23	1,515
Janus Henderson Group PLC	27	882
Jefferies Financial Group Inc.	15	643
JPMorgan Chase & Co.	89	17,740
K.K.R. Co., Inc. - Class A	21	2,128
Ladder Capital Corp - Class A	21	234
Lincoln National Corporation	36	1,153
Loews Corporation	18	1,410
LPL Financial Holdings Inc.	5	1,274
MarketAxess Holdings Inc.	2	504
Marsh & Mclennan Companies, Inc.	38	7,814
MasterCard Incorporated - Class A	38	18,296
Mercury General Corporation	5	258
MetLife, Inc.	76	5,660
MFA Financial, Inc.	30	347
MGIC Investment Corporation	28	624
Moelis & Company - Class A	11	609
Moody's Corporation	6	2,504
Morningstar, Inc.	3	808
Mr. Cooper Group Inc. (a)	12	905
MSCI Inc. - Class A	2	1,049
Nasdaq, Inc.	6	347
Navient Corporation	30	514
Nelnet, Inc. - Class A	2	205
New York Community Bancorp, Inc. - Series A (b)	100	323
PennyMac Financial Services, Inc.	6	524
PennyMac Mortgage Investment Trust	20	297
Pinnacle Financial Partners, Inc.	4	314
Primerica, Inc.	2	394
Principal Financial Group, Inc.	5	433
PROG Holdings, Inc.	12	430
Prudential Financial, Inc.	49	5,713
Reinsurance Group of America, Incorporated	5	973
RITHM Capital Corp.	118	1,319
RLI Corp.	4	564
S&P Global Inc.	14	6,013
SEI Investments Company	19	1,397
Selective Insurance Group, Inc.	3	339
SLM Corporation	65	1,411
SoFi Technologies, Inc. (a) (b)	37	273
Starwood Property Trust, Inc. (b)	15	306
Stewart Information Services Corporation	6	383
Stifel Financial Corp.	5	371
Synchrony Financial	141	6,079
T. Rowe Price Group, Inc.	20	2,406
The Allstate Corporation	42	7,322
The Bank of New York Mellon Corporation (c)	77	4,449
The Carlyle Group, Inc.	12	579
The Charles Schwab Corporation	8	574
The Goldman Sachs Group, Inc.	10	4,225
The Hartford Financial Services Group, Inc.	9	947
The Progressive Corporation	32	6,540
The Travelers Companies, Inc.	26	5,889
The Western Union Company	169	2,360
Tradeweb Markets Inc. - Class A	10	1,046
Two Harbors Investment Corp.	18	237
Unum Group	44	2,348
Virtu Financial, Inc. - Class A	33	678
Visa Inc. - Class A	23	6,461
W. R. Berkley Corporation	6	507
WAFD, Inc.	9	255
Wells Fargo & Company	476	27,574
Western Alliance Bancorporation	5	331
White Mountains Insurance Group Ltd	—	515
Willis Towers Watson Public Limited Company	6	1,568
Wintrust Financial Corporation	3	314
Zions Bancorporation, National Association	6	269
Zurich American Corporation	8	480
		325,035

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Industrials 11.6%
3M Company	60	6,415
A. O. Smith Corporation	30	2,726
AAR Corp. (a)	8	501
ABM Industries Incorporated	13	595
Acuity Brands, Inc.	4	1,206
Advanced Drainage Systems, Inc.	4	774
AECOM	12	1,147
AGCO Corporation	6	678
Allison Systems, Inc.	18	1,437
American Woodmark Corporation (a)	3	339
APi Group Corp (a)	22	845
Apogee Enterprises, Inc.	5	273
Applied Industrial Technologies, Inc.	3	566
Arcbest Corporation	3	397
Arcosa, Inc.	8	659
Armstrong World Industries, Inc.	6	801
Automatic Data Processing, Inc.	10	2,603
Beacon Roofing Supply, Inc. (a)	3	296
Boise Cascade Company	8	1,234
Booz Allen Hamilton Holding Corporation - Class A	22	3,302
Broadridge Financial Solutions, Inc.	17	3,500
Builders FirstSource, Inc. (a)	6	1,265
BWXT Government Group, Inc.	16	1,631
C.H. Robinson Worldwide, Inc.	24	1,859
Caci International Inc. - Class A (a)	4	1,525
Carlisle Companies Incorporated	2	592
Carrier Global Corporation	19	1,098
Caterpillar Inc.	33	12,032
Cintas Corporation	5	3,638
Clean Harbors, Inc. (a)	2	440
Comfort Systems USA, Inc.	3	828
Copart, Inc. (a)	88	5,088
Core & Main, Inc. - Class A (a)	9	526
CoreCivic, Inc. (a)	30	469
Crane Company	2	316
CSG Systems International, Inc.	5	252
CSX Corporation	88	3,246
Cummins Inc.	10	2,839
Curtiss-Wright Corporation	5	1,346
DNOW Inc. (a)	22	340
Donaldson Company, Inc.	12	911
Eaton Corporation Public Limited Company	12	3,853
EMCOR Group, Inc.	2	793
Emerson Electric Co.	26	2,960
Encore Wire Corporation	4	1,150
Equifax Inc.	6	1,604
ESAB Corporation	3	293
Expeditors International of Washington, Inc. - Class A	16	1,974
Fastenal Company	36	2,763
Flowserve Corporation	6	257
Fortune Brands Innovations, Inc.	6	530
Franklin Electric Co., Inc.	3	330
FTI Consulting, Inc. (a)	6	1,225
GATX Corporation	5	629
Generac Holdings Inc. (a)	7	900
General Dynamics Corporation	3	978
General Electric Company	119	20,875
Genpact Limited	40	1,321
GEO Group, Inc., The (a)	68	967
GMS Inc. (a)	6	631
Graco Inc.	17	1,635
Granite Construction Incorporated	9	516
GXO Logistics Inc. (a)	5	294
Hexcel Corporation	11	827
HNI Corporation	7	333
Howmet Aerospace Inc.	37	2,540
Hub Group, Inc. - Class A	15	668
Hubbell Incorporated	4	1,704
Huntington Ingalls Industries, Inc.	2	453
IDEX Corporation	9	2,110
Illinois Tool Works Inc.	10	2,631
Ingersoll Rand Inc.	19	1,811
Insperity, Inc.	3	309
ITT Inc.	11	1,459
J.B. Hunt Transport Services, Inc.	3	566
JELD-WEN Holding, Inc. (a)	16	330
JetBlue Airways Corporation (a)	44	324
KBR, Inc.	9	549
Kirby Corporation (a)	3	260
Knight-Swift Transportation Holdings Inc. - Class A	3	167
L3Harris Technologies, Inc.	15	3,293
Landstar System, Inc.	9	1,753
Leidos Holdings, Inc.	12	1,512
Lennox International Inc.	8	3,938
Lincoln Electric Holdings, Inc.	8	2,086
Lockheed Martin Corporation	26	11,763
ManpowerGroup Inc.	10	804
Masco Corporation	22	1,696
Masonite International Corporation (a)	2	294
Masterbrand, Inc. (a)	24	446
Matson Intermodal - Paragon, Inc.	7	765
Maximus, Inc.	12	1,001
MDU Resources Group, Inc.	37	921
Millerknoll, Inc.	12	291
Mine Safety Appliances Company, LLC	3	569
Moog Inc. - Class A	4	606
MSC Industrial Direct Co., Inc. - Class A	13	1,294
Mueller Industries, Inc.	20	1,066
Nordson Corporation	3	842
Northrop Grumman Corporation	13	6,033
Nvent Electric Public Limited Company	7	550
Old Dominion Freight Line, Inc.	1	311
Oshkosh Corporation	13	1,636
Otis Worldwide Corporation	21	2,044
Owens Corning	8	1,261
PACCAR Inc	16	1,988
Parker-Hannifin Corporation	4	2,250
Parsons Corporation (a)	8	630
Paychex, Inc.	9	1,118
Pentair Public Limited Company	23	2,001
Primoris Services Corporation	12	531
Quanta Services, Inc.	8	1,956
Republic Services, Inc.	15	2,837
Resideo Technologies, Inc. (a)	23	520
Robert Half Inc.	9	749
Rollins, Inc.	20	938
Rush Enterprises, Inc. - Class A	14	731
Ryder System, Inc.	8	961
Saia, Inc. (a)	1	767
Schneider National, Inc. - Class B	17	374
Simpson Manufacturing Co., Inc.	4	835
SiteOne Landscape Supply, Inc. (a)	2	346
SkyWest, Inc. (a)	11	754
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	352
Stanley Black & Decker, Inc.	5	472
Steelcase Inc. - Class A	26	335
Stericycle, Inc. (a)	12	621
Terex Corporation	24	1,559
Tetra Tech, Inc.	2	438
Textron Inc.	6	593
The Greenbrier Companies, Inc.	9	470
The Timken Company	11	936
Toro Company, The	18	1,682
TransDigm Group Incorporated	2	2,925
Trex Company, Inc. (a)	6	643
Trinet Group, Inc.	4	522
Trinity Industries, Inc.	14	402
Uber Technologies, Inc. (a)	61	4,717
UFP Industries, Inc.	9	1,150
U-Haul Holding Company - Series N	10	669
Unifirst Corporation	3	439
Union Pacific Corporation	56	13,778
United Airlines Holdings, Inc. (a)	8	373
United Parcel Service, Inc. - Class B	45	6,640
United Rentals, Inc.	2	1,528
Verisk Analytics, Inc.	22	5,149
W.W. Grainger, Inc.	5	4,630
Waste Management, Inc.	15	3,263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Watsco, Inc.	9	3,948
Watts Water Technologies, Inc. - Class A	1	256
Werner Enterprises, Inc.	18	715
WESCO International, Inc.	12	2,099
Westinghouse Air Brake Technologies Corporation	6	833
Woodward, Inc.	3	430
XPO, Inc. (a)	5	623
Xylem Inc.	10	1,241
		265,546
Consumer Discretionary 11.4%
Abercrombie & Fitch Co. - Class A (a)	44	5,550
Academy Sports & Outdoors, Inc.	12	783
Acushnet Holdings Corp.	5	361
Adient Public Limited Company (a)	29	944
ADT, Inc.	14	97
Adtalem Global Education Inc. (a)	12	632
Amazon.com, Inc. (a)	129	23,222
American Eagle Outfitters, Inc.	99	2,548
Asbury Automotive Group, Inc. (a)	5	1,136
AutoNation, Inc. (a)	14	2,239
AutoZone, Inc. (a)	1	4,519
Bath & Body Works, Inc.	13	635
Best Buy Co., Inc.	68	5,575
Booking Holdings Inc.	3	12,654
BorgWarner Inc.	24	844
Bright Horizons Family Solutions, Inc. (a)	7	793
Brunswick Corporation	15	1,474
Carnival Corporation (a)	108	1,771
Carter's, Inc.	20	1,713
Chipotle Mexican Grill, Inc. (a)	1	4,282
Churchill Downs Incorporated	3	383
Cracker Barrel Old Country Store, Inc. (b)	6	472
Crocs, Inc. (a)	2	350
D.R. Horton, Inc.	9	1,487
Dana Incorporated	28	351
Darden Restaurants, Inc.	6	1,066
Deckers Outdoor Corporation (a)	4	3,444
Dick's Sporting Goods, Inc.	10	2,321
Dillard's, Inc. - Class A (b)	2	748
Domino's Pizza, Inc.	9	4,698
Doordash, Inc. - Class A (a)	15	2,102
Dorman Products, Inc. (a)	4	344
eBay Inc.	150	7,924
Expedia Group, Inc. (a)	4	563
Floor & Decor Holdings, Inc. - Class A (a)	5	593
Foot Locker, Inc.	50	1,420
Ford Motor Company	720	9,559
Gap, Inc., The	90	2,479
General Motors Company	286	12,985
Gentex Corporation	49	1,755
Genuine Parts Company	4	601
Graham Holdings Co., Ltd. - Class B	1	388
Grand Canyon Education, Inc. (a)	8	1,139
Group 1 Automotive, Inc.	4	1,139
Guess ?, Inc. (b)	13	400
H & R Block, Inc.	39	1,922
Hanesbrands Inc. (a)	72	417
Harley-Davidson, Inc.	13	587
Helen of Troy Limited (a)	5	525
Hilton Worldwide Holdings Inc.	8	1,614
Home Depot, Inc. , The	39	14,889
Hyatt Hotels Corporation - Class A	2	352
International Game Technology PLC	20	449
Jack in the Box Inc.	11	741
KB Home	8	545
Kohl's Corporation	57	1,668
Kontoor Brands, Inc.	13	803
Las Vegas Sands Corp.	19	981
Laureate Education, Inc. - Class A	22	318
La-Z-Boy Incorporated	11	408
Lear Corporation	8	1,218
Leggett & Platt, Incorporated	23	448
Lennar Corporation - Class A	8	1,348
Light & Wonder, Inc. (a)	4	429
Lowe`s Companies, Inc.	31	7,842
M.D.C. Holdings, Inc.	19	1,203
M/I Homes, Inc. (a)	5	726
Macy's, Inc.	68	1,350
Marriott International, Inc. - Class A	12	3,040
McDonald's Corporation	44	12,363
Meritage Homes Corporation	8	1,413
Mohawk Industries, Inc. (a)	2	298
Murphy USA Inc.	7	2,871
Newell Brands Inc.	10	77
Nike, Inc. - Class B	21	1,948
Nordstrom, Inc.	29	594
NVR, Inc. (a)	—	2,308
O'Reilly Automotive, Inc. (a)	5	5,980
Penske Automotive Group, Inc.	7	1,103
Pool Corporation	4	1,690
PulteGroup, Inc.	28	3,330
PVH Corp.	12	1,724
Ralph Lauren Corporation - Class A	4	786
Red Rock Resorts, Inc. - Class A	7	392
Rivian Automotive, Inc. - Class A (a)	25	271
Ross Stores, Inc.	10	1,529
Royal Caribbean Cruises Ltd. (a)	11	1,518
Sally Beauty Holdings, Inc. (a)	54	665
Service Corporation International	17	1,266
Signet Jewelers Limited	11	1,143
Skechers U.S.A., Inc. - Class A (a)	7	401
Sonic Automotive, Inc. - Class A	6	365
Starbucks Corporation	25	2,286
Steven Madden, Ltd.	15	631
Strategic Education, Inc.	3	294
Tapestry, Inc.	4	211
Taylor Morrison Home II Corporation - Class A (a)	26	1,627
Tempur Sealy International, Inc.	24	1,355
Texas Roadhouse, Inc. - Class A	7	1,047
The Buckle, Inc.	14	576
The Goodyear Tire & Rubber Company (a)	90	1,238
The ODP Corporation (a)	8	442
The Wendy's Company	67	1,253
Thor Industries, Inc.	13	1,575
TJX Companies, Inc., The	79	7,962
Toll Brothers, Inc.	15	2,003
TopBuild Corp. (a)	2	662
Tractor Supply Company	7	1,833
TRI Pointe Homes Holdings, Inc. (a)	24	941
Ulta Beauty, Inc. (a)	3	1,312
Urban Outfitters, Inc. (a)	29	1,264
V.F. Corporation	20	303
Vail Resorts, Inc.	6	1,329
Valvoline, Inc. (a)	24	1,079
Vista Outdoor Inc. (a)	11	368
Visteon Corporation (a)	6	742
Vitamin Oldco Holdings, Inc. (a) (d)	6	—
Whirlpool Corporation	11	1,301
Williams-Sonoma, Inc.	17	5,502
Winnebago Industries, Inc.	4	272
Worthington Industries, Inc.	11	656
Wyndham Hotels & Resorts, Inc.	7	539
Yum! Brands, Inc.	25	3,441
		262,385
Consumer Staples 11.3%
Albertsons Companies, Inc. - Class A	20	419
Altria Group, Inc.	281	12,247
Archer-Daniels-Midland Company	128	8,028
BJ's Wholesale Club Holdings, Inc. (a)	4	279
Brown-Forman Corporation - Class B	33	1,684
Bunge Limited	7	690
Cal-Maine Foods, Inc.	18	1,044
Campbell Soup Company	16	708
Casey's General Stores, Inc.	8	2,531
Central Garden & Pet Company - Class A (a)	10	369
Church & Dwight Co., Inc.	17	1,812
Coca-Cola Company, The	253	15,471
Coca-Cola Consolidated, Inc.	1	439

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Colgate-Palmolive Company	60	5,383
Conagra Brands, Inc.	42	1,249
Constellation Brands, Inc. - Class A	7	1,818
Costco Wholesale Corporation	32	23,164
Dollar General Corporation	20	3,077
Dollar Tree, Inc. (a)	12	1,547
Edgewell Personal Care Colombia S A S	13	492
Flowers Foods, Inc.	37	877
General Mills, Inc.	48	3,337
Hormel Foods Corporation	19	650
Ingredion Incorporated	12	1,351
J&J Snack Foods Corp.	2	283
Kellanova	32	1,833
Keurig Dr Pepper Inc.	53	1,631
Kimberly-Clark Corporation	31	4,034
Kraft Foods Group, Inc.	114	4,199
Lamb Weston Holdings, Inc.	13	1,344
Lancaster Colony Corporation	4	854
McCormick & Company, Incorporated	19	1,472
Molson Coors Beverage Company - Class B	43	2,869
Mondelez International, Inc. - Class A	83	5,813
Monster Beverage 1990 Corporation (a)	39	2,298
National Beverage Corp. (a)	4	199
Nomad Foods Limited	19	370
PepsiCo, Inc.	104	18,271
Philip Morris International Inc.	142	13,049
Post Holdings, Inc. (a)	9	905
PriceSmart, Inc.	6	517
Procter & Gamble Company, The	133	21,576
Seaboard Corporation	—	155
Spectrum Brands Holdings, Inc.	4	339
Sprouts Farmers Market, Inc. (a)	44	2,866
Sysco Corporation	29	2,365
Target Corporation	107	18,984
The Andersons, Inc.	6	336
The Boston Beer Company, Inc. - Class A (a)	1	402
The Clorox Company	18	2,740
The Hershey Company	8	1,597
The J. M. Smucker Company	10	1,251
The Kroger Co.	135	7,726
Treehouse Foods, Inc. (a)	13	499
Tyson Foods, Inc. - Class A	62	3,622
Universal Corporation	5	242
US Foods Holding Corp. (a)	37	1,996
Walgreens Boots Alliance, Inc.	402	8,714
Walmart Inc.	609	36,655
		260,672
Communication Services 7.2%
Alphabet Inc. - Class A (a)	150	22,700
AT&T Inc.	1,147	20,189
Comcast Corporation - Class A	366	15,873
EchoStar Corporation - Class A (a)	18	258
Electronic Arts Inc.	18	2,444
Former Charter Communications Parent, Inc. - Class A (a)	20	5,885
Fox Corporation - Class A	47	1,460
John Wiley & Sons, Inc. - Class A	9	342
Liberty Broadband Corporation - Series C (a)	8	467
Liberty Global Ltd. - Class C (a) (b)	23	405
Liberty Latin America Ltd. - Class C (a)	37	256
Liberty Media Corporation - Series C (a)	13	378
Lumen Technologies Inc. (a) (b)	266	415
Match Group, Inc. (a)	18	665
Meta Platforms, Inc. - Class A	100	48,323
Netflix, Inc. (a)	13	8,084
News Corporation - Class A	55	1,446
Nexstar Media Group, Inc. - Class A	5	887
Omnicom Group Inc.	25	2,413
Paramount Global - Class B	40	475
Pinterest, Inc. - Class A (a)	28	963
Roku Inc. - Class A (a)	6	388
Scholastic Corporation	7	266
Snap Inc. - Class A (a)	47	535
Take-Two Interactive Software, Inc. (a)	18	2,632
TEGNA Inc.	62	921
Telephone and Data Systems, Inc.	31	499
The Interpublic Group of Companies, Inc.	46	1,486
The New York Times Company - Class A	20	849
T-Mobile USA, Inc.	24	3,977
Verizon Communications Inc.	423	17,757
Yelp Inc. (a)	19	767
		164,405
Energy 5.3%
Antero Resources Corporation (a)	18	523
Apa Corp.	8	273
Archrock, Inc.	36	701
Baker Hughes Company - Class A	117	3,905
Chevron Corporation	119	18,757
CNX Resources Corporation (a)	53	1,265
ConocoPhillips	25	3,140
CVR Energy, Inc.	11	400
Delek US Holdings, Inc.	28	875
Equitrans Midstream Corporation	46	574
Exxon Mobil Corporation	188	21,841
Helmerich & Payne, Inc.	16	664
HF Sinclair Corporation	11	688
Kinder Morgan, Inc.	42	766
Marathon Oil Corporation	59	1,662
Marathon Petroleum Corporation	97	19,447
Murphy Oil Corporation	21	979
NOV Inc.	50	970
Patterson-UTI Energy, Inc.	30	359
PBF Energy Inc. - Class A	43	2,448
Peabody Energy Corporation	41	998
Permian Resources Corporation - Class A	44	778
Phillips 66	104	16,968
Pioneer Natural Resources Company	4	926
Range Resources Corporation	21	740
Schlumberger Limited	48	2,632
SM Energy Company	20	997
Southwestern Energy Company (a)	53	401
Targa Resources Corp.	12	1,373
TechnipFMC PLC	84	2,120
Valero Energy Corporation	74	12,708
World Kinect Corporation	17	444
		121,322
Materials 3.0%
Alcoa Corporation	16	545
Amcor Pty Ltd	76	722
AptarGroup, Inc.	11	1,595
ATI Inc. (a)	12	591
Avery Dennison Corporation	8	1,757
Axalta Coating Systems Ltd. (a)	22	744
Ball Corporation	16	1,087
Berry Global Group, Inc.	20	1,227
Cabot Corporation	8	696
Carpenter Technology Corporation	15	1,076
Celanese Corporation - Class A	14	2,413
Commercial Metals Company	23	1,327
Corteva, Inc.	13	757
Crown Holdings, Inc.	16	1,234
DuPont de Nemours, Inc.	44	3,339
Eagle Materials Inc.	6	1,598
Eastman Chemical Company	12	1,201
Graphic Packaging Holding Company	78	2,269
Greif, Inc. - Class A	4	277
Innospec Inc.	2	296
International Paper Company	28	1,078
Kaiser Aluminum Corporation	3	264
Legacy Vulcan Corp.	4	1,072
Louisiana-Pacific Corporation (W VA)	12	1,018
LyondellBasell Industries N.V. - Class A	56	5,749
Martin Marietta Materials, Inc.	2	1,193
MOS Holdings Inc.	30	975
NewMarket Corporation	1	939
Newmont Corporation	50	1,794
Nucor Corporation	16	3,102
O-I Glass, Inc. (a)	55	917
Olin Corporation	18	1,033

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Packaging Corporation of America	6	1,081
PPG Industries, Inc.	10	1,424
Reliance, Inc.	8	2,600
Royal Gold, Inc.	4	512
RPM International Inc.	20	2,340
Scotts Miracle-Gro Company, The	13	973
Sealed Air Corporation	40	1,474
Sensient Technologies Corporation	7	450
Silgan Holdings Inc.	17	816
Sonoco Products Company	13	776
Southern Copper Corporation	3	271
Steel Dynamics, Inc.	4	640
Stepan Company	3	303
Sylvamo Corporation	8	488
The Chemours Company	15	403
The Sherwin-Williams Company	13	4,453
United States Steel Corporation	46	1,856
Warrior Met Coal, Inc.	22	1,328
WestRock Company	52	2,579
		68,652
Real Estate 1.7%
American Homes 4 Rent - Class A	22	811
Americold Realty Trust, Inc.	28	700
Apple Hospitality REIT, Inc.	46	753
Boston Properties, Inc.	5	300
Camden Property Trust	10	935
COPT Defense Properties	19	456
Cubesmart, L.P.	17	783
DiamondRock Alpharetta Tenant, LLC	51	492
Digital Realty Trust, Inc.	9	1,364
DigitalBridge Group, Inc. - Class A	51	988
Douglas Emmett, Inc.	20	279
EastGroup Properties, Inc.	3	544
Equinix, Inc.	1	794
Equity Lifestyle Properties, Inc.	10	625
Extra Space Storage Inc.	8	1,186
First Industrial Realty Trust, Inc.	10	520
Gaming and Leisure Properties, Inc.	26	1,209
Healthcare Realty Trust Incorporated - Class A	30	429
Host Hotels & Resorts, Inc.	11	221
Invitation Homes Inc.	50	1,789
Iron Mountain Incorporated	25	2,019
JBG Smith Properties	18	291
Jones Lang LaSalle Incorporated (a)	6	1,076
Lamar Advertising Company - Class A	8	924
LXP Industrial Trust	41	370
Omega Healthcare Investors, Inc.	12	381
Park Hotels & Resorts Inc.	103	1,806
Phillips Edison & Company, Inc.	9	326
Public Storage Operating Company	3	792
Rayonier Inc.	18	605
RLJ III-EM Columbus Lessee, LLC	45	538
SBA Communications Corporation - Class A	1	289
Service Properties Trust	22	148
Simon Property Group, Inc.	23	3,655
SITE Centers Corp.	27	393
SL Green Realty Corp.	22	1,233
STAG Industrial, Inc.	12	459
Sun Communities, Inc.	9	1,189
Sunstone Hotel Investors, Inc.	31	343
The Macerich Company	59	1,022
UDR, Inc.	21	796
Vornado Realty Trust	29	830
W.P. Carey Inc.	19	1,099
Welltower Inc.	17	1,627
Xenia Hotels & Resorts, Inc.	24	353
Zillow Group, Inc. - Class C (a)	9	417
		38,159
Utilities 0.6%
Avista Corporation	13	469
Clearway Energy, Inc. - Class C	12	267
Constellation Energy Group, Inc.	10	1,850
Evergy, Inc.	6	312
Exelon Corporation	58	2,186
Hawaiian Electric Industries, Inc.	18	208
National Fuel Gas Company	12	661
NRG Energy, Inc.	21	1,388
Ormat Technologies, Inc.	4	269
PNM Resources, Inc.	12	459
The AES Corporation	43	774
Vistra Corp.	70	4,864
		13,707
Total Common Stocks (cost $1,817,675)		2,280,296
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (e)	1,864	1,864
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (e)	264	264
Total Short Term Investments (cost $2,128)		2,128
Total Investments 99.5% (cost $1,819,803)		2,282,424
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 0.5%		11,542
Total Net Assets 100.0%		2,293,982

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,434	—	297	18	133	245	1,515	0.1
JNL Government Money Market Fund, 5.19% - Class I	8,003	57,106	63,245	66	—	—	1,864	0.1
JNL Government Money Market Fund, 5.29% - Class SL	1,048	7,273	8,057	7	—	—	264	—
The Bank of New York Mellon Corporation	4,194	—	185	34	13	427	4,449	0.2
	14,679	64,379	71,784	125	146	672	8,092	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	44	June 2024	11,651	1	28
S&P Midcap 400 Index	13	June 2024	3,967	15	33
				16	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,280,296	—	—	2,280,296
Short Term Investments	2,128	—	—	2,128
	2,282,424	—	—	2,282,424
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	61	—	—	61
	61	—	—	61

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.5%
Information Technology 14.5%
Accenture Public Limited Company - Class A	2	551
Adobe Inc. (a)	2	1,070
Advanced Micro Devices, Inc. (a)	5	896
Amphenol Corporation - Class A	6	732
Analog Devices, Inc.	3	661
Apple Inc.	58	9,982
Applied Materials, Inc.	3	587
Arista Networks, Inc. (a)	—	117
ASML Holding N.V. - ADR	1	1,053
ASML Holding N.V.	2	2,167
Atlassian Corporation - Class A (a)	1	205
Autodesk, Inc. (a)	1	278
Bill Holdings, Inc. (a)	2	118
Broadcom Inc.	2	2,464
Cadence Design Systems, Inc. (a)	1	203
Cisco Systems, Inc.	4	213
Confluent, Inc. - Class A (a)	3	98
CrowdStrike Holdings, Inc. - Class A (a)	1	179
Datadog, Inc. - Class A (a)	1	141
Dynatrace, Inc. (a)	1	56
Entegris, Inc.	2	214
Fair Isaac Corporation (a)	—	101
First Solar, Inc. (a)	—	16
Fortinet, Inc. (a)	5	312
Gen Digital Inc.	6	145
Hamamatsu Photonics K.K.	9	299
Intel Corporation	17	739
International Business Machines Corporation	1	172
Intuit Inc.	2	1,056
Keysight Technologies, Inc. (a)	3	469
KLA Corporation	—	328
Lam Research Corporation	1	1,296
Largan Precision Co., ltd.	2	152
Lattice Semiconductor Corporation (a)	—	37
Microchip Technology Incorporated	1	81
Micron Technology, Inc.	11	1,248
Microsoft Corporation	39	16,295
MongoDB, Inc. - Class A (a)	1	325
Monolithic Power Systems, Inc.	1	508
Murata Manufacturing Co., Ltd. (b)	26	488
NTT DATA Corporation	58	921
NVIDIA Corporation	13	11,641
NXP Semiconductors N.V.	6	1,545
OMRON Corporation	5	186
Oracle Corporation	1	155
Palo Alto Networks, Inc. (a)	—	67
Pure Storage, Inc. - Class A (a)	2	105
Qualcomm Incorporated	8	1,318
Renesas Electronics Corporation	22	390
Roper Technologies, Inc.	1	679
Salesforce, Inc.	3	1,041
Samsung Electronics Co Ltd	22	1,294
SAP SE	7	1,305
ServiceNow, Inc. (a)	2	1,750
Shopify Inc. - Class A (a)	5	418
Snowflake Inc. - Class A (a)	1	123
Synopsys, Inc. (a)	2	1,249
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	293
Taiwan Semiconductor Manufacturing Company Limited	91	2,193
TE Connectivity Ltd. (c)	7	1,082
Teledyne Technologies Incorporated (a)	—	117
Telefonaktiebolaget LM Ericsson - Class B (b)	94	505
Texas Instruments Incorporated	7	1,248
The Descartes Systems Group Inc. (a)	1	71
Tokyo Electron Limited	4	994
Tyler Technologies, Inc. (a)	—	22
Western Digital Corporation (a)	2	102
Workday, Inc. - Class A (a)	—	65
Zebra Technologies Corporation - Class A (a)	—	72
Zscaler, Inc. (a)	—	41
		77,044
Financials 10.5%
Adyen N.V. (a) (c)	—	433
AIA Group Limited	79	530
American Express Company	6	1,401
American International Group, Inc.	4	305
ANZ Group Holdings Limited	22	431
Apollo Global Management, Inc.	1	74
Ares Management Corporation - Class A	1	73
AXA	41	1,553
Bank of America Corporation	46	1,734
Banque Nationale Du Canada	12	974
Berkshire Hathaway Inc. - Class B (a)	9	3,766
BlackRock, Inc.	—	88
Blackstone Inc. - Class A	—	53
BNP Paribas	8	570
Bridgepoint Group PLC (c)	73	237
Brookfield Corporation - Class A	14	570
Capital One Financial Corporation	—	60
Cboe Global Markets, Inc.	—	48
Challenger Limited	36	168
Chubb Limited	6	1,474
Citigroup Inc.	19	1,202
CME Group Inc. - Class A	3	541
Corebridge Financial, Inc.	15	423
Corpay Inc (a)	2	524
DBS Group Holdings Ltd	18	470
Definity Financial Corporation	8	242
Discover Financial Services	—	58
DNB Bank ASA	53	1,056
East West Bancorp, Inc.	3	225
Equitable Holdings, Inc.	2	85
Fifth Third Bancorp	4	154
Fiserv, Inc. (a)	16	2,568
Global Payments Inc.	2	227
HDFC Bank Limited	27	477
Huntington Bancshares Incorporated	6	88
ING Groep N.V.	81	1,334
Intercontinental Exchange, Inc.	1	201
Intesa Sanpaolo SPA	151	548
JPMorgan Chase & Co.	17	3,486
Julius Bar Gruppe AG - Class N	9	536
K.K.R. Co., Inc. - Class A	1	56
LPL Financial Holdings Inc.	—	44
M&T Bank Corporation	—	4
Macquarie Group Limited	4	459
Mandatum Holding Oy	16	73
Marsh & Mclennan Companies, Inc.	3	642
MasterCard Incorporated - Class A	6	2,648
Melrose Industries PLC	90	762
MetLife, Inc.	16	1,186
Mitsubishi HC Capital Inc.	42	290
Mitsubishi UFJ Financial Group Inc	73	744
Moody's Corporation	—	62
Morgan Stanley	5	509
MSCI Inc. - Class A	—	160
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,658
Ping An Insurance (Group) Company of China, Ltd. - Class H	28	116
RenaissanceRe Holdings Ltd	1	147
S&P Global Inc.	1	624
Sampo Oyj - Class A	16	698
Standard Chartered PLC	41	349
Storebrand ASA	56	522
Sumitomo Mitsui Trust Bank, Limited	13	281
Sun Life Financial Inc.	13	708
Svenska Handelsbanken AB - Class A (b)	62	630
Synchrony Financial	1	34
The Allstate Corporation	4	764
The Bank of New York Mellon Corporation	2	109
The Charles Schwab Corporation	19	1,404
The Goldman Sachs Group, Inc.	3	1,104
The Hartford Financial Services Group, Inc.	4	429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	2	384
The Progressive Corporation	2	401
The Travelers Companies, Inc.	4	898
Tokio Marine Holdings, Inc.	32	996
Tradeweb Markets Inc. - Class A	1	56
Truist Financial Corporation	1	57
United Overseas Bank Limited	31	681
Visa Inc. - Class A	13	3,631
Voya Financial, Inc.	2	140
Wells Fargo & Company	19	1,095
Western Alliance Bancorporation	—	32
XP Inc. - Class A	10	252
Zurich Insurance Group AG - Class N	2	912
		55,738
Health Care 8.0%
Abbott Laboratories	2	185
AbbVie Inc.	3	507
Agilent Technologies, Inc.	1	191
Alcon AG	5	400
Align Technology, Inc. (a)	—	48
Amgen Inc.	1	327
argenx SE - ADR (a)	1	332
Astellas Pharma Inc.	63	672
AstraZeneca PLC - ADR	40	2,727
Baxter International Inc.	2	72
Bayer Aktiengesellschaft - Class N	12	355
Becton, Dickinson and Company	1	193
Biogen Inc. (a)	—	89
Bio-Techne Corporation	1	79
Boston Scientific Corporation (a)	2	148
Bristol-Myers Squibb Company	4	242
Cardinal Health, Inc.	1	59
Cencora, Inc.	5	1,321
Centene Corporation (a)	—	24
Charles River Laboratories International, Inc. (a)	—	16
CVS Health Corporation	1	58
Danaher Corporation	5	1,277
DexCom, Inc. (a)	1	120
Edwards Lifesciences Corporation (a)	2	194
Elekta AB (publ) - Class B	41	312
Elevance Health, Inc.	5	2,796
Eli Lilly and Company	5	3,839
EssilorLuxottica	3	625
Evotec SE (a)	12	185
Fresenius SE & Co. KGaA	15	402
GE HealthCare Technologies Inc.	7	601
Genmab A/S (a) (b)	1	324
Gilead Sciences, Inc.	1	44
GSK PLC - ADR	8	339
HCA Healthcare, Inc.	2	680
Hologic, Inc. (a)	5	365
Humana Inc.	1	326
Icon Public Limited Company (a)	—	71
Intuitive Surgical, Inc. (a)	4	1,507
IQVIA Holdings Inc (a)	—	18
Johnson & Johnson	13	2,045
Koninklijke Philips N.V.	23	470
McKesson Corporation	—	193
Medtronic, Inc.	6	530
Merck & Co., Inc.	13	1,651
Mettler-Toledo International Inc. (a)	—	80
Moderna, Inc. (a)	—	17
Molina Healthcare, Inc. (a)	—	71
Novartis AG - Class N	13	1,272
Novo Nordisk A/S - ADR	1	108
Novo Nordisk A/S - Class B	12	1,589
Otsuka Holdings Co., Ltd.	6	237
Pfizer Inc.	4	120
Regeneron Pharmaceuticals, Inc. (a)	—	179
Sanofi	14	1,320
Siemens Healthineers AG (c)	14	832
Stryker Corporation	2	754
Teleflex Incorporated	1	119
Tenet Healthcare Corporation (a)	6	671
The Cigna Group	3	948
Thermo Fisher Scientific Inc.	4	2,166
UnitedHealth Group Incorporated	8	3,788
Veeva Systems Inc. - Class A (a)	1	174
Vertex Pharmaceuticals Incorporated (a)	1	250
Viatris Inc.	10	125
Zimmer Biomet Holdings, Inc.	1	190
Zoetis Inc. - Class A	3	549
		42,518
Consumer Discretionary 6.3%
Airbnb, Inc. - Class A (a)	1	127
Alibaba Group Holding Limited - ADR	2	138
Amadeus IT Holding, S.A. (c)	8	506
Amazon.com, Inc. (a)	52	9,296
Aptiv PLC (a)	1	105
Autoliv, Inc. - SWEDDR	5	643
AutoZone, Inc. (a)	—	583
Bath & Body Works, Inc.	1	28
Booking Holdings Inc.	—	1,749
Burlington Stores, Inc. (a)	—	71
Carvana Co. - Class A (a)	4	377
Chipotle Mexican Grill, Inc. (a)	—	1,090
Compagnie Financiere Richemont SA	2	358
Compass Group PLC	34	1,004
DENSO Corporation	39	752
Domino's Pizza, Inc.	—	89
Doordash, Inc. - Class A (a)	2	235
Dowlais Group PLC	134	132
General Motors Company	2	69
Hilton Worldwide Holdings Inc.	3	552
Home Depot, Inc. , The	4	1,511
Honda Motor Co., Ltd.	21	256
InterContinental Hotels Group PLC	—	37
Kering	1	427
Kingfisher PLC	211	663
Kyoritsu Maintenance Co., Ltd.	1	18
Las Vegas Sands Corp.	2	121
Lowe`s Companies, Inc.	1	256
Lululemon Athletica Canada Inc. (a)	1	231
Magna International Inc.	10	548
Marriott International, Inc. - Class A	—	105
McDonald's Corporation	3	750
Moncler S.p.A.	8	629
Next PLC	6	662
Nike, Inc. - Class B	4	380
Norwegian Cruise Line Holdings Ltd. (a)	13	277
NVR, Inc. (a)	—	194
O'Reilly Automotive, Inc. (a)	—	172
Panasonic Holdings Corporation	51	485
Persimmon Public Limited Company	23	372
Rivian Automotive, Inc. - Class A (a)	3	30
Ross Stores, Inc.	4	614
Royal Caribbean Cruises Ltd. (a)	1	157
Samsonite International S.A. (c)	85	321
Service Corporation International	4	261
Sony Group Corporation	9	762
Stanley Electric Co., Ltd.	11	202
Starbucks Corporation	1	94
Suzuki Motor Corporation	39	443
Tesla Inc. (a)	11	1,902
TJX Companies, Inc., The	5	489
Toyota Motor Corporation (b)	60	1,514
Tractor Supply Company	1	325
Ulta Beauty, Inc. (a)	1	408
Wingstop Inc.	—	37
Wynn Resorts, Limited	1	75
		33,632
Industrials 6.1%
3M Company	—	45
ABB Ltd - Class N	23	1,082
AMETEK, Inc.	4	738
Ashtead Group Public Limited Company	8	601
Boeing Company, The (a)	2	382
Broadridge Financial Solutions, Inc.	—	98

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Bunzl Public Limited Company	13	489
Canadian National Railway Company (b)	1	122
Canadian Pacific Kansas City Limited	—	43
Carrier Global Corporation	2	142
Caterpillar Inc.	—	120
Central Japan Railway Company	12	288
Cintas Corporation	—	206
Copart, Inc. (a)	2	141
CSX Corporation	38	1,421
Cummins Inc.	4	1,103
DCC Public Limited Company	6	441
Deere & Company	1	458
Dover Corporation	2	375
Element Fleet Management Corp.	48	777
Emerson Electric Co.	—	35
Equifax Inc.	—	26
ESAB Corporation	—	33
FedEx Corporation	1	167
Ferguson Holdings Limited	2	341
General Dynamics Corporation	3	794
General Electric Company	13	2,270
Honeywell International Inc.	4	785
Howmet Aerospace Inc.	2	126
Hubbell Incorporated	—	97
Huntington Ingalls Industries, Inc.	—	55
IDEX Corporation	2	604
Ingersoll Rand Inc.	2	154
J.B. Hunt Transport Services, Inc.	—	49
Johnson Controls International Public Limited Company	1	60
Kion Group AG	8	397
L3Harris Technologies, Inc.	4	811
Legrand	7	760
Lockheed Martin Corporation	—	62
Mitsubishi Corporation	27	620
Mitsubishi Electric Corporation	55	916
Nordson Corporation	—	55
Norfolk Southern Corporation	3	692
Northrop Grumman Corporation	—	90
Old Dominion Freight Line, Inc.	2	524
Otis Worldwide Corporation	—	36
Prysmian S.p.A.	15	806
Quanta Services, Inc.	—	36
Recruit Holdings Co., Ltd.	14	617
Republic Services, Inc.	—	65
Rockwell Automation, Inc.	3	847
RTX Corporation	1	145
Safran	4	898
Saia, Inc. (a)	—	63
Sandvik Aktiebolag	30	656
Schneider Electric SE	—	38
Siemens Aktiengesellschaft - Class N	16	2,985
SiteOne Landscape Supply, Inc. (a)	—	17
SMC Corporation (b)	1	281
Southwest Airlines Co.	2	45
Stanley Black & Decker, Inc.	2	212
Sumitomo Corporation	29	707
TechnoPro Holdings, Inc.	17	331
Teleperformance SE	2	217
THK Co.Ltd.	11	268
Trane Technologies Public Limited Company	—	53
TransDigm Group Incorporated	—	421
TransUnion	—	39
Uber Technologies, Inc. (a)	4	332
Union Pacific Corporation	4	880
United Airlines Holdings, Inc. (a)	1	38
Veralto Corporation	2	141
Waste Connections, Inc.	1	157
Westinghouse Air Brake Technologies Corporation	7	974
WillScot Mobile Mini Holdings Corp. - Class A (a)	—	13
Worley Limited	46	505
Yellow Cake PLC (a)	1	11
		32,429
Communication Services 4.6%
Alphabet Inc. - Class A (a)	15	2,226
Alphabet Inc. - Class C (a)	41	6,294
BT Group PLC	289	399
Cellnex Telecom, S.A. (c)	1	29
Comcast Corporation - Class A	16	701
CyberAgent, Inc.	43	310
KT Corporation	14	408
Meta Platforms, Inc. - Class A	14	6,949
NAVER Corporation	2	318
Netflix, Inc. (a)	3	1,858
Nippon Telegraph and Telephone Corporation	1,092	1,301
Sea Limited - Class A - ADR (a)	3	159
Tencent Holdings Limited	4	152
T-Mobile USA, Inc.	13	2,079
Verizon Communications Inc.	2	88
Walt Disney Company, The	2	265
WPP 2012 Limited	65	617
Z Holdings Corporation	84	214
		24,367
Consumer Staples 3.9%
Altria Group, Inc.	1	29
Barry Callebaut AG - Class N	—	303
Coca-Cola Company, The	24	1,458
Colgate-Palmolive Company	15	1,337
Constellation Brands, Inc. - Class A	1	154
Costco Wholesale Corporation	1	559
Diageo PLC	19	716
Dollar General Corporation	4	637
Dollar Tree, Inc. (a)	—	50
e.l.f. Beauty, Inc. (a)	—	55
Heineken N.V.	7	712
Kenvue Inc.	93	1,994
Keurig Dr Pepper Inc.	12	358
Kirin Holdings Company, Ltd	17	236
Kraft Foods Group, Inc.	2	56
L'Oreal	2	834
Mondelez International, Inc. - Class A	17	1,221
Monster Beverage 1990 Corporation (a)	2	103
Nestle S.A. - Class N	23	2,402
PepsiCo, Inc.	3	461
Philip Morris International Inc.	4	352
Procter & Gamble Company, The	12	1,948
Seven & I Holdings Co., Ltd.	52	758
Sysco Corporation	—	37
Target Corporation	1	151
Tyson Foods, Inc. - Class A	—	29
Unilever PLC	32	1,611
Walmart Inc.	25	1,488
Welcia Holdings Co., Ltd.	7	124
Wilmar International Limited	189	480
		20,653
Materials 3.8%
Adriatic Metals PLC - CHESS (a)	14	37
Agnico Eagle Mines Limited	1	86
Agnico Eagle Mines Limited	2	106
Akzo Nobel N.V.	6	483
Alamos Gold Inc - Class A	6	93
Alamos Gold Inc - Class A	3	42
Alcoa Corporation	1	27
Aluminium Bahrain B.S.C	10	32
Aluminum Corporation of China Limited - Class H	18	11
Amcor Pty Ltd - CHESS	17	156
Anglo American Platinum	2	70
Anglo American PLC	7	163
AngloGold Ashanti PLC	1	23
Antofagasta PLC	26	663
ArcelorMittal	3	72
ARE Holdings, Inc.	—	5
Asahi Kasei Corporation	44	322
Avery Dennison Corporation	—	71
Aya Gold & Silver Inc. (a)	4	31
Ball Corporation	2	153
Barrick Gold Corporation	4	64
BASF SE - Class N	9	494
Bellevue Gold Limited (a)	29	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
BHP Group Limited	39	1,114
BHP Group Limited	19	548
BlueScope Steel Limited	1	18
Boliden AB (a)	2	66
Capricorn Metals Limited (a)	16	54
Capstone Copper Corp. (a)	6	39
Centamin PLC	23	32
CF Industries Holdings, Inc.	2	167
Champion Iron Limited (b)	6	28
China Hongqiao Group Limited (b)	13	14
Cleveland-Cliffs Inc. (a)	2	39
Commercial Metals Company	1	32
Covestro AG (a) (c)	8	464
Emerald Resources NL (a)	47	90
Endeavour Mining Corporation	—	5
ERO Copper Corp. (a) (b)	7	128
Filo Corp. (a)	2	33
First Quantum Minerals Ltd	4	45
Foran Mining Corporation (a) (b)	6	18
Franco-Nevada Corporation	3	306
Franco-Nevada Corporation	3	322
Freeport-McMoRan Inc.	30	1,405
G Mining Ventures Corp. (a) (b)	20	28
Glencore PLC	61	333
Gold Fields Limited	5	74
Grupo Mexico, S.A.B. de C.V. - Class B	10	61
H.B. Fuller Company	—	37
Hindalco Industries Limited	4	24
Hoa Phat Group Joint Stock Company	127	157
Huntsman Corporation	1	35
IGO Limited	51	235
Impala Platinum Holdings Limited	12	52
Industrias Penoles, S.A.B. de C.V. (a)	2	34
International Flavors & Fragrances Inc.	1	44
Ivanhoe Electric Inc. (a)	6	63
Ivanhoe Mines Ltd - Class A (a) (b)	18	217
JFE Holdings, Inc.	2	32
Johnson Matthey PLC	15	349
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
JSW Steel Limited	2	17
Karora Resources Inc. (a)	18	69
Kinross Gold Corporation	4	24
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	994
Legacy Vulcan Corp.	1	172
LG Chem, Ltd.	—	32
Linde Public Limited Company	4	2,040
LOTTE Chemical Corporation	—	18
Louisiana-Pacific Corporation (W VA)	1	54
Lundin Gold Inc.	4	50
Martin Marietta Materials, Inc.	—	268
MOS Holdings Inc.	10	336
MP Materials Corp. - Class A (a)	1	15
Newmont Corporation - CHESS	2	76
Newmont Corporation	3	119
NGEx Minerals Ltd. (a) (b)	5	30
Nippon Steel Corporation (b)	6	133
Norsk Hydro ASA	9	51
Northam Platinum Limited	9	54
Northern Star Resources Ltd	19	183
Nucor Corporation	2	342
Nutrien Ltd.	3	159
Osisko Gold Royalties Ltd (b)	5	78
Osisko Mining Inc. (a)	23	47
Packaging Corporation of America	1	102
Pilbara Minerals Limited (b)	149	372
Pt. Amman Mineral Internasional (a)	36	20
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	—	—
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Red 5 Limited (a)	104	26
Reliance, Inc.	1	196
Rio Tinto Limited	1	50
Rio Tinto PLC	4	252
Royal Gold, Inc.	1	67
RPM International Inc.	1	90
Shin-Etsu Chemical Co., Ltd.	2	105
Sibanye Stillwater	33	38
Skeena Resources Limited (a) (b)	6	25
Snowline Gold Corp. (a) (b)	4	20
South32 Limited	154	303
Southern Copper Corporation	3	327
SSAB AB - Class A	5	38
SSAB AB - Class B	2	15
Steel Dynamics, Inc.	3	415
Stora Enso Oyj - Class R	34	467
Tata Steel Limited	22	42
Teck Resources Limited - Class B	4	183
The Sherwin-Williams Company	2	616
Umicore	13	285
Vale S.A. - ADR	10	126
Warrior Met Coal, Inc.	1	35
Wesdome Gold Mines Ltd (a)	12	88
West Fraser Timber Co. Ltd. (b)	1	75
West Fraser Timber Co. Ltd. (b)	1	62
WestRock Company	1	59
Wheaton Precious Metals Corp.	5	248
Wheaton Precious Metals Corp.	7	337
Zijin Mining Group Co., Ltd. - Class H	20	40
		20,467
Energy 3.7%
Baker Hughes Company - Class A	2	76
BP P.L.C. - ADR	4	156
Cameco Corporation	2	89
Canadian Natural Resources Limited	2	176
Chesapeake Energy Corporation	1	85
Chevron Corporation	6	898
ConocoPhillips	18	2,243
Diamondback Energy, Inc.	3	664
Enbridge Inc.	4	150
EOG Resources, Inc.	3	340
EQT Corporation	27	1,014
Equinor ASA	42	1,110
Expro Group Holdings N.V. (a)	—	8
Exxon Mobil Corporation	19	2,153
Galp Energia, SGPS, S.A.	4	65
Halliburton Company	43	1,702
Hess Corporation	2	251
Kinder Morgan, Inc.	15	281
Kosmos Energy Ltd. (a)	8	51
Marathon Petroleum Corporation	2	415
NAC Kazatomprom JSC - GDR (c)	1	50
New Atlas Holdco Inc. (b)	1	23
Noble Corporation PLC	1	53
OMV Aktiengesellschaft (b)	1	54
Phillips 66	2	363
Pioneer Natural Resources Company	2	428
Range Resources Corporation	30	1,042
Schlumberger Limited	30	1,622
Seadrill Limited (a)	1	43
Shell PLC - Class A	7	217
Shell PLC - Class A - ADR	13	895
Southwestern Energy Company (a)	10	73
Suncor Energy Inc.	4	131
Suncor Energy Inc.	1	45
Targa Resources Corp.	1	93
TechnipFMC PLC	4	99
Tenaris S.A. - ADR	1	38
The Williams Companies, Inc.	14	551
TotalEnergies SE	25	1,722
Valero Energy Corporation	1	207
		19,676
Real Estate 2.6%
Acadia Realty Trust	8	132
Alexandria Real Estate Equities, Inc.	1	84
American Homes 4 Rent - Class A	8	278
American Tower Corporation	3	578
Apple Hospitality REIT, Inc.	6	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc.	2	361
Big Yellow Group PLC	3	37
Boardwalk Real Estate Investment Trust	1	46
Camden Property Trust	1	114
Canadian Apartment Properties Real Estate Investment Trust	1	32
Capitaland Group Pte. Ltd.	51	75
CBRE Group, Inc. - Class A (a)	1	74
Comforia Residential REIT, Inc	—	48
CoStar Group, Inc. (a)	1	63
Crown Castle Inc.	1	101
Cubesmart, L.P.	5	203
Derwent London PLC	2	52
Digital Core REIT Management Pte. Ltd. (c)	21	13
Douglas Emmett, Inc.	3	48
EastGroup Properties, Inc.	1	138
Equinix, Inc.	1	802
Equity Lifestyle Properties, Inc.	9	588
Equity Residential	4	268
Essex Property Trust, Inc.	2	379
Extra Space Storage Inc.	1	95
Federal Realty Investment Trust	—	20
Gaming and Leisure Properties, Inc.	2	115
Gecina	1	53
Goodman Funding Pty Ltd	6	126
Granite Real Estate Investment Trust	1	29
Great Portland Estates plc	38	186
Healthcare Realty Trust Incorporated - Class A	4	62
Host Hotels & Resorts, Inc.	3	67
Industrial & Infrastructure Fund Investment Corporation.	—	7
Invincible Investment Corporation	—	74
KATITAS Co., Ltd.	3	34
Kerry Properties Limited	12	21
Kilroy Realty Corporation	3	96
Kimco Realty OP, LLC	4	83
LEG Immobilien SE	1	92
Mapletree Industrial Trust	25	44
Mitsubishi Estate Co., Ltd.	5	86
Mitsui Fudosan Co., Ltd.	111	1,200
Mitsui Fudosan Logistics Park Inc.	—	54
Nexus Select Trust	17	27
Pebblebrook Hotel Trust	3	40
ProLogis Inc.	9	1,234
Public Storage Operating Company	4	1,154
Rayonier Inc.	2	61
Regency Centers Corporation	5	300
Rexford Industrial Realty, Inc.	7	370
SBA Communications Corporation - Class A	1	147
Scentre Group Limited	305	676
SEGRO Public Limited Company	7	85
Shurgard Self Storage Limited	2	70
Simon Property Group, Inc.	3	480
SL Green Realty Corp.	—	25
StorageVault Canada Inc.	8	32
Sun Communities, Inc.	1	190
Sun Hung Kai Properties Limited	9	82
Terreno Realty Corporation	3	214
The Unite Group PLC	3	37
TOKYU REIT, Inc.	—	3
Ventas, Inc.	4	191
Warehouses De Pauw	2	43
Welltower Inc.	5	506
Weyerhaeuser Company	21	748
Wharf Real Estate Investment Company Limited	15	49
		13,928
Utilities 1.5%
Ameren Corporation	11	817
Beijing Enterprises Holdings Limited	45	129
CenterPoint Energy, Inc.	5	129
CMS Energy Corporation	1	31
Constellation Energy Group, Inc.	10	1,877
Dominion Energy, Inc.	6	297
Electric Power Development Co., Ltd. - Class D	22	355
Engie	66	1,107
FirstEnergy Corp.	5	177
National Grid PLC	52	706
NextEra Energy, Inc.	19	1,212
NiSource Inc.	1	25
PG&E Corporation	17	281
PPL Corporation	1	19
The Southern Company	4	279
XCEL Energy Inc.	8	403
		7,844
Total Common Stocks (cost $269,891)		348,296
GOVERNMENT AND AGENCY OBLIGATIONS 17.8%
Mortgage-Backed Securities 7.8%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	132	125
3.00%, 11/01/34 - 09/01/52	957	838
1.50%, 02/01/36	193	168
2.00%, 08/01/36 - 05/01/52	3,198	2,567
2.50%, 04/01/37 - 05/01/52	2,782	2,320
4.00%, 06/01/37 - 02/01/50	335	315
5.00%, 12/01/41 - 10/01/52	342	338
5.50%, 05/01/44 - 08/01/53	289	288
4.50%, 05/01/50	25	24
5.50%, 02/01/54 (e)	97	97
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	4,581	3,882
3.00%, 11/01/33 - 07/01/50	3,613	3,229
3.50%, 12/01/33 - 01/01/52	2,507	2,299
2.00%, 05/01/36 - 04/01/52	7,670	6,234
1.50%, 05/01/37 - 01/01/42	765	649
4.00%, 06/01/37 - 09/01/52	1,661	1,560
5.00%, 06/01/40 - 10/01/53	561	557
4.50%, 04/01/41 - 07/01/53	1,784	1,720
6.00%, 07/01/41 - 01/01/54	1,368	1,391
5.50%, 05/01/44 - 08/01/53	819	820
TBA, 5.50%, 11/01/52 - 04/15/54 (e)	358	358
6.50%, 11/01/53	295	303
TBA, 2.50%, 04/15/54 (e)	250	207
TBA, 3.50%, 04/15/54 (e)	360	322
TBA, 5.00%, 04/15/54 (e)	595	581
TBA, 6.00%, 04/15/54 (e)	95	96
TBA, 6.50%, 04/15/54 (e)	405	414
Government National Mortgage Association
1.50%, 05/20/37	144	125
3.50%, 08/20/42 - 01/20/49	1,188	1,097
3.00%, 05/15/43 - 06/20/52	1,690	1,497
4.50%, 07/20/45 - 04/20/53	668	648
4.00%, 09/20/45 - 10/20/52	1,003	944
5.50%, 03/20/48 - 03/20/49	129	133
5.00%, 05/20/48 - 08/20/52	276	273
2.50%, 08/20/50 - 01/20/52	2,132	1,816
2.00%, 01/20/51 - 03/20/52	2,181	1,787
TBA, 2.50%, 04/15/54 (e)	490	417
TBA, 5.00%, 04/15/54 (e)	180	177
TBA, 5.50%, 04/15/54 (e)	230	230
TBA, 6.00%, 04/15/54 (e)	220	222
TBA, 6.50%, 04/15/54 (e)	200	203
		41,271
U.S. Treasury Note 5.2%
Treasury, United States Department of
3.88%, 04/30/25 - 08/15/33	1,130	1,108
0.25%, 08/31/25	100	94
0.88%, 06/30/26 (f)	4,420	4,075
0.75%, 08/31/26	2,400	2,194
1.88%, 02/28/27	3,175	2,954
2.75%, 07/31/27	1,375	1,306
4.13%, 09/30/27 - 10/31/27	4,905	4,866
3.63%, 05/31/28	3,825	3,728
4.00%, 06/30/28	3,560	3,520
4.38%, 11/30/28	650	654
3.75%, 12/31/28	290	284
4.25%, 02/28/29	1,710	1,712
0.63%, 05/15/30	700	565
1.25%, 08/15/31	760	619
		27,679

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,391
1.13%, 05/15/40	790	493
1.88%, 02/15/41 - 02/15/51	2,195	1,412
1.75%, 08/15/41	615	415
3.13%, 11/15/41	485	407
3.88%, 02/15/43 - 05/15/43	1,525	1,408
4.75%, 11/15/43 - 11/15/53	1,070	1,133
3.00%, 11/15/44 - 08/15/48	5,025	3,926
2.00%, 02/15/50 - 08/15/51	2,360	1,468
1.25%, 05/15/50	300	153
1.38%, 08/15/50	380	201
2.38%, 05/15/51	125	85
4.00%, 11/15/52	585	550
3.63%, 02/15/53 - 05/15/53	1,720	1,511
4.25%, 02/15/54	275	270
		15,823
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	272
Bay Area Toll Authority
6.91%, 10/01/50	235	284
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	231
California, State of
7.55%, 04/01/39	240	294
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	233
Chicago Transit Authority
6.90%, 12/01/40	281	318
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	134
3.09%, 11/01/40	260	210
Fulton, County of
5.15%, 07/01/39	325	328
Municipal Electric Authority of Georgia
6.66%, 04/01/57	332	383
Oregon Department of Transportation
1.76%, 11/15/32	190	152
Texas A&M University
3.33%, 05/15/39	250	212
Trustees of the California State University
2.80%, 11/01/41	350	261
		3,312
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	719
Series A2-K137, REMIC, 2.35%, 11/25/31 (g)	1,195	1,019
Series K-A2-150, REMIC, 3.71%, 09/25/32 (g)	515	480
Series K-A2-156, REMIC, 4.43%, 02/25/33 (g)	410	400
		2,618
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	167
3.50%, 02/12/34	360	299
Government of the Province of Manitoba
2.60%, 04/16/24	176	176
4.30%, 07/27/33	155	151
Government of the Republic of Panama
3.30%, 01/19/33	350	268
The Province of Alberta, Government of
4.50%, 01/24/34	330	326
The Province of British Columbia, Government of
4.20%, 07/06/33	303	294
		1,681
U.S. Treasury Inflation Indexed Securities 0.2%
Treasury, United States Department of
0.13%, 04/15/25 - 04/15/27 (h)	573	547
0.63%, 01/15/26 - 07/15/32 (h)	72	70
0.38%, 01/15/27 - 07/15/27 (h)	43	41
1.25%, 04/15/28 (h)	30	29
2.38%, 10/15/28 (h)	423	433
1.75%, 01/15/34 (h)	23	23
0.75%, 02/15/42 (h)	5	4
1.50%, 02/15/53 (h)	12	10
2.13%, 02/15/54 (h)	1	1
		1,158
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 6.32%, (SOFR 30-Day Average + 1.00%), 12/26/41 (g)	35	35
Connecticut Avenue Securities Trust 2023-R04
Series 2023-1M1-R04, REMIC, 7.62%, (SOFR 30-Day Average + 2.30%), 05/26/43 (g)	246	251
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA3, REMIC, 7.42%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	86
Series 2021-M1-DNA7, REMIC, 6.17%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	121	121
Series 2024-A1-HQA1, REMIC, 6.57%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	280	281
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	57	11
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	88
		873
Total Government And Agency Obligations (cost $103,150)		94,415
CORPORATE BONDS AND NOTES 11.6%
Financials 3.5%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	320
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	350	355
6.15%, 09/30/30	150	156
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	208
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	240	243
American Express Company
6.49%, 10/30/31	335	359
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	442	484
Avolon Holdings Funding Limited
5.75%, 03/01/29 (i)	305	303
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	154
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	181
Bank of America Corporation
2.65%, 03/11/32	250	212
2.68%, 06/19/41	340	242
4.33%, 03/15/50	175	151
Banque Nationale Du Canada
5.60%, 12/18/28	385	391
Barclays PLC
2.85%, 05/07/26 (j)	250	242
2.28%, 11/24/27 (j)	200	184
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (i)	275	274
BlackRock Funding, Inc.
4.70%, 03/14/29	95	95
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	235
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	246
Capital One Financial Corporation
3.65%, 05/11/27	240	229
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	89
Citigroup Inc.
6.17%, 05/25/34	135	137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CNO Global Funding
2.65%, 01/06/29 (i)	445	390
Corebridge Financial, Inc.
4.40%, 04/05/52	415	338
Credit Acceptance Corporation
9.25%, 12/15/28 (i)	250	269
Danske Bank A/S
5.71%, 03/01/30 (i)	200	201
Discover Bank
2.70%, 02/06/30	250	215
Encore Capital Group, Inc.
9.25%, 04/01/29 (i) (j)	245	250
Fifth Third Bancorp
6.34%, 07/27/29	55	57
FirstCash, Inc.
6.88%, 03/01/32 (i)	249	249
Fiserv, Inc.
3.20%, 07/01/26	110	105
5.45%, 03/15/34	245	248
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	215
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	175
7.40%, 11/13/34	200	219
ING Groep N.V.
6.11%, 09/11/34 (j)	200	207
John Deere Capital Corporation
4.50%, 01/08/27	395	392
JPMorgan Chase & Co.
3.63%, 12/01/27	300	285
5.30%, 07/24/29	355	358
2.96%, 05/13/31	110	96
Lloyds Banking Group PLC
5.46%, 01/05/28 (j)	200	200
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	388
Moody's Corporation
2.00%, 08/19/31	310	253
Morgan Stanley
3.13%, 07/27/26	275	263
3.22%, 04/22/42	300	230
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	342
Nationwide Building Society
1.50%, 10/13/26 (i)	380	347
OneMain Finance Corporation
7.88%, 03/15/30	240	248
Osaic Holdings, Inc.
10.75%, 08/01/27 (b) (i)	410	424
PACCAR Financial Corp.
5.20%, 11/09/26	350	353
Panther Escrow Issuer LLC
7.13%, 06/01/31 (i)	245	249
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (i)	243	250
PRA Group, Inc.
8.38%, 02/01/28 (i)	155	154
5.00%, 10/01/29 (i)	80	67
Rocket Mortgage, LLC
4.00%, 10/15/33 (i)	292	248
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	173
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	184
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	335
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	195
2.61%, 01/12/28 (i)	200	184
State Street Corporation
5.16%, 05/18/34	205	204
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	201
Teachers Insurance And Annuity Association of America
4.27%, 05/15/47 (i)	400	333
The Bank of New York Mellon Corporation
6.47%, 10/25/34	225	245
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	533
Toronto-Dominion Bank, The
4.99%, 04/05/29 (j)	330	330
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	349
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	367
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (b) (i)	355	262
Wells Fargo & Company
2.39%, 06/02/28	155	142
6.30%, 10/23/29	210	219
3.07%, 04/30/41	535	401
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	225
Willis North America Inc.
4.50%, 09/15/28	195	190
		18,847
Energy 1.5%
Apa Infrastructure Limited
4.25%, 07/15/27 (i)	225	220
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	185	190
5.88%, 06/30/29 (i)	120	114
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	98
Canadian Natural Resources Limited
2.95%, 07/15/30	170	150
Civitas Resources, Inc.
8.75%, 07/01/31 (i)	225	241
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	245	234
CVR Energy, Inc.
8.50%, 01/15/29 (i)	270	273
Enbridge Inc.
4.25%, 12/01/26	275	269
6.20%, 11/15/30	40	42
8.25%, 01/15/84 (j)	250	260
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	270	273
Energy Transfer LP
6.50%, (100, 08/15/26) (k)	265	260
6.75%, (100, 05/15/25) (k)	40	39
5.25%, 04/15/29	120	120
3.75%, 05/15/30	75	69
6.55%, 12/01/33	100	107
8.00%, 05/15/54	267	279
Enterprise Products Operating LLC
4.60%, 01/11/27	510	507
EQM Midstream Partners, LP
4.50%, 01/15/29 (i)	145	136
4.75%, 01/15/31 (i)	125	116
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	130	132
Hess Corporation
4.30%, 04/01/27	150	147
Hess Infrastructure Partners LP
4.25%, 02/15/30 (i)	85	78
Kinetik Holdings LP
6.63%, 12/15/28 (i)	300	305
Kodiak Gas Services, LLC
7.25%, 02/15/29 (i)	124	126
Matador Resources Company
6.50%, 04/15/32 (i)	105	105
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	238	244
PBF Holding Company LLC
7.88%, 09/15/30 (i)	235	244

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	240	249
Pioneer Natural Resources Company
1.13%, 01/15/26	115	107
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	53
Saudi Arabian Oil Company
2.88%, 04/16/24 (i)	455	454
Sunoco LP
4.50%, 05/15/29 - 04/30/30	255	235
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (i)	220	221
TotalEnergies Capital International
2.99%, 06/29/41	265	200
Weatherford International Ltd.
8.63%, 04/30/30 (i)	236	246
Williams Partners L.P.
5.10%, 09/15/45	175	164
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	455
		7,817
Consumer Discretionary 1.5%
Adient Global Holdings Ltd
4.88%, 08/15/26 (i)	270	263
Amazon.com, Inc.
3.88%, 08/22/37	225	203
American Honda Finance Corporation
5.65%, 11/15/28	200	206
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	243
AutoZone, Inc.
3.13%, 04/18/24	145	145
5.05%, 07/15/26	315	315
Carnival Corporation
6.00%, 05/01/29 (i)	230	227
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (i)	225	245
Carvana Co.
12.00%, 12/01/28 (i) (l)	30	29
13.00%, 06/01/30 (i) (l)	44	44
14.00%, 06/01/31 (i) (l)	53	53
Clarios Global LP
8.50%, 05/15/27 (i)	235	235
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	221
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (i)	66	59
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	245
Expedia Group, Inc.
5.00%, 02/15/26	73	73
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	292
Hasbro, Inc.
3.00%, 11/19/24 (m)	155	152
Hyundai Capital America
1.65%, 09/17/26 (i)	245	224
6.50%, 01/16/29 (i)	70	73
5.35%, 03/19/29 (i)	30	30
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	255
LGI Homes, Inc.
8.75%, 12/15/28 (i)	240	253
Life Time, Inc.
5.75%, 01/15/26 (i)	174	173
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (i)	455	452
Marriott International, Inc.
4.65%, 12/01/28	305	299
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	169
Mohawk Industries, Inc.
5.85%, 09/18/28	160	165
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	143
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (i)	230	233
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	402
Staples, Inc.
7.50%, 04/15/26 (i)	140	137
Tempur Sealy International, Inc.
3.88%, 10/15/31 (i)	148	126
TJX Companies, Inc., The
1.60%, 05/15/31	155	126
Volkswagen Group of America, Inc.
6.45%, 11/16/30 (i)	400	424
Warnermedia Holdings, Inc.
5.05%, 03/15/42	335	288
White Cap Parent, LLC
8.25%, 03/15/26 (i) (l)	310	310
Yum! Brands, Inc.
3.63%, 03/15/31	145	128
		7,721
Health Care 1.0%
AbbVie Inc.
3.20%, 05/14/26	300	290
4.70%, 05/14/45	100	94
4.25%, 11/21/49	195	169
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	229
Banner Health
1.90%, 01/01/31	70	58
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	205
Becton, Dickinson and Company
3.70%, 06/06/27	180	173
2.82%, 05/20/30	140	123
Biogen Inc.
2.25%, 05/01/30	320	271
Bristol-Myers Squibb Company
5.10%, 02/22/31	40	40
CommonSpirit Health
2.76%, 10/01/24	105	103
2.78%, 10/01/30	75	65
Community Health Systems, Inc.
8.00%, 03/15/26 - 12/15/27 (i)	236	234
CVS Health Corporation
5.05%, 03/25/48	475	432
Heartland Dental, LLC
10.50%, 04/30/28 (i)	210	223
Herbalife International, Inc.
4.88%, 06/01/29 (i)	290	202
Humana Inc.
2.15%, 02/03/32	120	96
5.95%, 03/15/34	165	171
IQVIA Inc.
6.25%, 02/01/29	90	94
Northwell Health, Inc.
3.98%, 11/01/46	175	141
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (i)	210	191
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (m) (n)	315	290
Providence St. Joseph Health
3.93%, 10/01/48	550	433
Revvity, Inc.
1.90%, 09/15/28	210	183
Solventum Corporation
5.40%, 03/01/29 (i)	200	200
Stanford Health Care
3.80%, 11/15/48	150	123
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	114
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2.90%, 05/15/50	270	182
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	271
		5,590
Communication Services 0.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	221
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	236
3.50%, 06/01/41	230	180
CCO Holdings, LLC
4.50%, 05/01/32	432	347
Charter Communications Operating, LLC
6.15%, 11/10/26	215	217
Comcast Corporation
2.65%, 02/01/30	70	62
3.90%, 03/01/38	200	174
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	250
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	182
Dish Network Corporation
11.75%, 11/15/27 (i)	222	227
Level 3 Financing, Inc.
10.50%, 04/15/29 (i)	235	242
Omnicom Group Inc.
3.65%, 11/01/24	100	99
Outfront Media Capital Corporation
7.38%, 02/15/31 (i)	290	304
Rogers Communications Inc.
4.50%, 03/15/42	315	274
Telesat Canada
6.50%, 10/15/27 (i)	194	83
T-Mobile USA, Inc.
5.75%, 01/15/34	220	229
Verizon Communications Inc.
2.65%, 11/20/40	135	95
4.00%, 03/22/50	150	121
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	192
Weibo Corporation
3.50%, 07/05/24	355	353
		4,122
Utilities 0.7%
Ameren Corporation
5.70%, 12/01/26	215	218
American Electric Power Company, Inc.
5.20%, 01/15/29	310	311
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	47
3.70%, 01/15/39 (i)	50	42
CMS Energy Corporation
3.00%, 05/15/26	100	95
Duke Energy Corporation
4.85%, 01/05/27	320	319
Duke Energy Progress, LLC
3.70%, 10/15/46	100	77
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	175
Eversource Energy
3.30%, 01/15/28	100	93
Exelon Corporation
5.15%, 03/15/29	70	70
FirstEnergy Corp.
7.38%, 11/15/31	225	264
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	247
Georgia Power Company
5.00%, 02/23/27	160	160
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (n)	155	156
NiSource Finance Corp.
3.95%, 03/30/48	150	117
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	234	250
Pacific Gas And Electric Company
2.10%, 08/01/27	135	122
Southern California Edison Company
5.15%, 06/01/29	335	337
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	225	241
The Southern Company
5.70%, 03/15/34	165	170
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	307	313
		3,824
Industrials 0.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	245	247
American Airlines, Inc.
5.75%, 04/20/29 (i)	320	315
ARD Finance S.A.
6.50%, 06/30/27 (i) (l)	400	135
Bombardier Inc.
7.88%, 04/15/27 (i)	245	245
Canadian National Railway Company
5.85%, 11/01/33	215	230
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	96
2.88%, 11/15/29	210	189
3.50%, 05/01/50	180	134
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	236
Cummins Inc.
4.90%, 02/20/29	40	40
GATX Corporation
6.90%, 05/01/34	220	240
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (i)	120	89
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	235	234
Lockheed Martin Corporation
3.55%, 01/15/26	125	122
MITER Brands Acquisition Holdco Inc
6.75%, 04/01/32 (i)	105	105
Republic Services, Inc.
3.38%, 11/15/27	100	95
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	360
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (b) (i)	235	232
Waste Connections, Inc.
2.20%, 01/15/32	145	119
Waste Management, Inc.
4.88%, 02/15/34	250	248
		3,711
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	203
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	284
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (i)	70	70
B.A.T Capital Corporation
5.83%, 02/20/31	65	66
4.39%, 08/15/37	295	249
Coty Inc.
4.75%, 01/15/29 (i)	240	227
6.63%, 07/15/30 (i)	67	68
Mondelez International, Inc.
4.75%, 02/20/29	365	363
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	253
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	180	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
RELX Capital Inc.
3.00%, 05/22/30	95	85
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (i)	125	128
7.75%, 03/15/31 (i)	85	89
Sabre GLBL Inc.
11.25%, 12/15/27 (i)	255	239
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	450	432
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	121
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	155	161
		3,153
Real Estate 0.5%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	264
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	260	237
CBRE Services, Inc.
5.50%, 04/01/29	65	66
Crown Castle Inc.
2.25%, 01/15/31	185	152
2.10%, 04/01/31	255	207
Essex Portfolio, L.P.
3.38%, 04/15/26	525	506
Healthpeak OP, LLC
2.13%, 12/01/28	85	75
Kimco Realty OP, LLC
3.30%, 02/01/25	150	147
ProLogis, L.P.
4.00%, 09/15/28	410	396
Public Storage Operating Company
1.95%, 11/09/28	125	110
Realty Income Corporation
2.20%, 06/15/28	75	67
Regency Centers, L.P.
3.60%, 02/01/27	100	96
Simon Property Group, L.P.
2.65%, 02/01/32	350	295
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	161
W.P. Carey Inc.
3.85%, 07/15/29	150	140
		2,919
Materials 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	183
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	270
Element Solutions Inc.
3.88%, 09/01/28 (i)	340	312
ERO Copper Corp.
6.50%, 02/15/30 (i)	255	243
First Quantum Minerals Ltd
6.88%, 10/15/27 (i)	245	235
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	115	74
Legacy Vulcan Corp.
4.50%, 06/15/47	100	87
LYB International Finance II B.V.
3.50%, 03/02/27	325	310
Nucor Corporation
3.95%, 05/01/28	233	226
Sealed Air Corporation
7.25%, 02/15/31 (i)	230	239
		2,193
Information Technology 0.4%
Amphenol Corporation
4.75%, 03/30/26	25	25
2.20%, 09/15/31	90	74
Apple Inc.
2.95%, 09/11/49	200	142
Microchip Technology Incorporated
5.05%, 03/15/29	95	95
Microsoft Corporation
2.92%, 03/17/52	100	70
Motorola Solutions, Inc.
5.00%, 04/15/29	95	94
NXP B.V.
3.15%, 05/01/27	35	33
Roper Technologies, Inc.
3.80%, 12/15/26	375	363
Salesforce, Inc.
2.70%, 07/15/41	350	254
Seagate HDD Cayman
8.25%, 12/15/29 (i)	120	129
8.50%, 07/15/31 (i)	105	113
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	205
VMware LLC
1.40%, 08/15/26	320	293
		1,890
Total Corporate Bonds And Notes (cost $65,336)		61,787
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	305	270
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	91	74
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	94	79
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	28	23
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (n)	174	170
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-2A, 3.55%, 09/20/24	165	164
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	96	83
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 0.00%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	250	250
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 10/15/25 (g)	265	264
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	284
BFLD Trust 2019-DPLO
Series 2019-C-DPLO, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 10/16/34 (g)	215	215
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.67%, (1 Month Term SOFR + 1.34%), 02/15/39 (g)	355	350
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	27	26
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	164
BX Trust 2021-LGCY
Series 2021-C-LGCY, 6.44%, (1 Month Term SOFR + 0.00%), 10/15/36 (g)	295	287
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	124
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	95
Series 2023-B-3, 5.47%, 02/15/29	80	79
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	178
Carvana Auto Receivables Trust 2024-N1
Series 2024-A3-N1, 5.60%, 03/10/26	25	25
Series 2024-B-N1, 5.63%, 01/11/27	30	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	103
Chase Home Lending Mortgage Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 3.50%, 05/25/38 (g)	305	275
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 6.72%, (3 Month Term SOFR + 1.40%), 07/15/36 (g)	250	250
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/11/35 (g)	100	92
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	9	9
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 03/12/47	109	104
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	108
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	320
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	82	76
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	93	94
Series 2023-B-A, 6.53%, 11/25/30	84	85
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	16	15
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	57	45
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 6.74%, (3 Month Term SOFR + 1.50%), 01/21/37 (g)	250	250
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	322	323
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 07/15/38 (g)	119	119
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	158
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	284
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	65
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (g)	150	120
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (g)	72	61
Invesco US CLO 2023-1 Ltd
Series 2023-AR-1A, 6.86%, (3 Month Term SOFR + 1.57%), 04/22/37 (g)	250	250
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 7.05%, (1 Month Term SOFR + 1.48%), 10/17/33 (g)	250	244
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (g)	100	84
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	109
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	392
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	109	103
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 6.54%, (1 Month Term SOFR + 1.22%), 04/15/26 (g)	302	300
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.11%, (3 Month Term SOFR + 1.73%), 10/18/33 (g)	250	251
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	194
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2023-A2-NQM1, REMIC, 7.53%, 09/25/68 (n)	96	98
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	73	58
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	21	20
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	57	54
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 6.18%, (1 Month Term SOFR + 0.85%), 03/26/68 (g)	47	46
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	195	174
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (g)	188	155
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 7.43%, (1 Month Term SOFR + 2.11%), 12/15/38 (g)	380	334
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	16	14
Series 2019-2A2-EXP3, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 09/25/59 (g)	9	9
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	55	48
Series 2020-2A2-EXP1, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 01/26/60 (g)	15	14
OBX 2023-NQM9 Trust
Series 2023-A2-NQM9, REMIC, 7.51%, 10/25/63 (n)	94	96
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	54	54
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1R2-3A, 6.96%, (3 Month Term SOFR + 1.65%), 11/17/36 (g)	320	322
Palmer Square CLO Ltd
Series 2021-A-2A, 6.73%, (3 Month Term SOFR + 1.41%), 07/17/34 (g)	255	255
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	100	100
Progress Residential 2020-SFR1 Trust
Series 2020-C-SFR1, REMIC, 2.18%, 04/17/25	100	96
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.19%, 11/25/36 (g)	230	191
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (g)	189	166
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	146	146
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	259
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	25	25
Series 2024-A4-A, 5.24%, 07/20/26	25	25
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	190	192
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	167	145
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 05/15/28 (g)	155	147
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.89%, (1 Month Term SOFR + 1.56%), 08/15/25 (g)	34	34
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	50	47
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	166	144
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	120	115

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	30	27
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	91
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	75	71
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	213	214
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	42	41
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	98	98
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (n)	51	49
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	173
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	44	38
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (g) (n)	276	239
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (g) (n)	108	108
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (g) (n)	175	176
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	108
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,899)		13,148
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Industrials 0.2%
Advisor Group, Inc.
2023 Term Loan B, 9.83%, (SOFR + 4.50%), 08/17/28 (g)	60	60
KNS Acquisition Corp.
Term Loan, 11.69%, (SOFR + 6.25%), 04/16/27 (g)	191	167
Magnite Inc
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 01/31/31 (g)	33	33
2024 Term Loan B, 9.79%, (6 Month Term SOFR + 4.50%), 01/31/31 (g)	33	33
2024 Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 01/31/31 (g)	174	174
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (g)	194	200
Osaic Holdings Inc
Term Loan, 0.00%, (SOFR + 4.00%), 08/16/28 (g) (o)	57	57
WestJet Loyalty LP
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (g)	285	285
		1,009
Information Technology 0.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 02/07/31 (g) (o)	40	40
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (g)	210	211
Open Text Corporation
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 01/31/30 (g)	104	104
UKG Inc.
2021 2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 05/03/27 (g) (o)	115	116
2024 Term Loan B, 0.00%, (SOFR + 3.50%), 01/30/31 (g) (o)	185	186
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (g)	65	65
		722
Consumer Discretionary 0.1%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (g)	310	310
Journey Personal Care Corp.
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (g)	273	268
		578
Health Care 0.1%
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (g)	245	246
Real Estate 0.1%
Vestis Corporation
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (g)	240	240
Utilities 0.1%
GIP III Stetson I, L.P
2023 Term Loan B, 9.68%, (SOFR + 4.25%), 10/05/28 (g)	216	217
Consumer Staples 0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.45%, (SOFR + 6.00%), 01/25/30 (g)	255	205
Materials 0.0%
Staples, Inc.
7 Year Term Loan, 10.44%, (1 Month USD LIBOR + 5.00%), 04/05/26 (g)	133	132
Communication Services 0.0%
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.82%, (SOFR + 4.00%), 01/15/26 (g)	60	60
Total Senior Floating Rate Instruments (cost $3,448)		3,409
PREFERRED STOCKS 0.3%
Health Care 0.2%
Roche Holding AG	4	1,136
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	536
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	7	121
Total Preferred Stocks (cost $2,016)		1,793
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	10
Total Investment Companies (cost $12)		10
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 5.19% (p) (q)	2,172	2,172
T. Rowe Price Government Reserve Fund, 5.31% (p) (q)	8,725	8,725
		10,897
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.29% (p) (q)	1,788	1,788
Total Short Term Investments (cost $12,685)		12,685
Total Investments 100.8% (cost $470,437)		535,543
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.8)%		(4,039)
Total Net Assets 100.0%		531,498

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $3,310.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $27,596 and 5.2% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(o) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	615	12,390	10,833	13	—	—	2,172	0.4
JNL Government Money Market Fund, 5.29% - Class SL	1,658	4,734	4,604	23	—	—	1,788	0.3
T. Rowe Price Government Reserve Fund, 5.31%	4,592	20,220	16,087	91	—	—	8,725	1.7
	6,865	37,344	31,524	127	—	—	12,685	2.4

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	412	433	0.1
Amadeus IT Holding, S.A.	03/24/20	435	506	0.1
Bridgepoint Group PLC	07/21/21	279	237	—
Cellnex Telecom, S.A.	09/19/22	32	29	—
Covestro AG	12/07/20	439	464	0.1
Digital Core REIT Management Pte. Ltd.	02/09/24	14	13	—
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
NAC Kazatomprom JSC	12/09/22	36	50	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/27/20	41	—	—
Public Joint Stock Company Polyus	06/10/20	27	—	—
Samsonite International S.A.	08/06/19	152	321	0.1
Siemens Healthineers AG	01/29/19	635	832	0.1
TE Connectivity Ltd.	06/17/22	961	1,082	0.2
		3,528	3,967	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	60	July 2024	6,413	(7)	8

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	SSB	04/02/24	GBP	5	7	—
GBP/USD	SSB	04/03/24	GBP	8	10	—
USD/DKK	SSB	04/02/24	DKK	(308)	(45)	—
USD/EUR	SSB	04/03/24	EUR	(1)	(2)	—
USD/GBP	SSB	04/03/24	GBP	(4)	(4)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/NOK	SSB	04/02/24	NOK	(362)	(33)	1
					(67)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	256,175	92,121	—	348,296
Government And Agency Obligations	—	94,415	—	94,415
Corporate Bonds And Notes	—	61,787	—	61,787
Non-U.S. Government Agency Asset-Backed Securities	—	13,148	—	13,148
Senior Floating Rate Instruments	—	3,409	—	3,409
Preferred Stocks	121	1,672	—	1,793
Investment Companies	10	—	—	10
Short Term Investments	12,685	—	—	12,685
	268,991	266,552	—	535,543
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
Open Forward Foreign Currency Contracts	—	1	—	1
	8	1	—	9
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 62.2%
Information Technology 16.5%
Advanced Micro Devices, Inc. (a)	201	36,224
Apple Inc. (b)	1,226	210,229
Aurora Innovations Inc. - Class A (a)	19,066	53,767
Intuit Inc.	274	178,310
KLA Corporation	78	54,403
Lam Research Corporation	72	70,249
Microsoft Corporation (b)	1,664	700,213
NVIDIA Corporation	291	262,843
NXP Semiconductors N.V. (c)	222	54,994
PTC Inc. (a)	800	151,159
Roper Technologies, Inc. (b) (c)	382	213,961
Salesforce, Inc. (b) (c)	588	177,017
Teledyne Technologies Incorporated (a)	355	152,519
		2,315,888
Health Care 12.6%
AbbVie Inc. (b) (c)	721	131,292
argenx SE - ADR (a)	107	42,049
Avantor, Inc. (a)	1,549	39,607
Becton, Dickinson and Company (b)	1,133	280,289
Biogen Inc. (a)	407	87,787
Danaher Corporation (b) (c)	739	184,438
Eli Lilly and Company	166	128,908
GE HealthCare Technologies Inc. (b)	1,207	109,700
Humana Inc.	94	32,626
Revvity, Inc.	2,542	266,886
Teleflex Incorporated	268	60,660
Thermo Fisher Scientific Inc. (c)	125	72,883
UnitedHealth Group Incorporated (c)	682	337,585
		1,774,710
Industrials 8.5%
AMETEK, Inc.	344	62,846
Equifax Inc. (b)	42	11,154
Fortive Corporation (b)	3,768	324,113
Ingersoll Rand Inc.	1,041	98,830
Northrop Grumman Corporation (c)	61	29,055
Republic Services, Inc. (c)	169	32,340
RTX Corporation	1,586	154,644
Veralto Corporation (b)	2,233	198,018
Waste Connections, Inc.	1,615	277,743
		1,188,743
Financials 6.6%
Arthur J. Gallagher & Co. (c)	105	26,229
Intercontinental Exchange, Inc. (c)	1,151	158,185
K.K.R. Co., Inc. - Class A	828	83,318
Marsh & Mclennan Companies, Inc. (c)	600	123,532
MasterCard Incorporated - Class A (c)	332	160,028
Morgan Stanley	793	74,641
The Goldman Sachs Group, Inc.	186	77,816
The PNC Financial Services Group, Inc.	490	79,183
Visa Inc. - Class A (c)	498	138,869
		921,801
Utilities 5.1%
Ameren Corporation	1,889	139,708
CenterPoint Energy, Inc.	4,991	142,183
CMS Energy Corporation	455	27,441
DTE Energy Company	922	103,416
Essential Utilities, Inc.	1,996	73,967
Exelon Corporation (c)	4,017	150,923
NiSource Inc.	1,784	49,335
WEC Energy Group Inc.	336	27,563
		714,536
Consumer Discretionary 4.3%
Amazon.com, Inc. (a) (b)	1,828	329,756
Hilton Worldwide Holdings Inc. (b)	362	77,203
McDonald's Corporation (c)	156	44,012
Yum! Brands, Inc. (b) (c)	1,081	149,914
		600,885
Communication Services 4.0%
Alphabet Inc. - Class A (a) (b)	2,579	389,301
Meta Platforms, Inc. - Class A	356	172,935
		562,236
Energy 2.9%
Canadian Natural Resources Limited (d)	3,746	285,873
Chesapeake Energy Corporation	1,333	118,375
		404,248
Materials 1.4%
Linde Public Limited Company (b) (c)	261	121,125
Martin Marietta Materials, Inc.	138	84,846
		205,971
Real Estate 0.3%
SBA Communications Corporation - Class A	178	38,500
Total Common Stocks (cost $7,043,214)		8,727,518
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
U.S. Treasury Note 11.3%
Treasury, United States Department of
3.38%, 05/15/33	417,418	391,069
3.88%, 08/15/33	412,663	401,831
4.50%, 11/15/33	523,165	534,773
4.00%, 02/15/34	257,707	253,439
Total Government And Agency Obligations (cost $1,568,386)		1,581,112
CORPORATE BONDS AND NOTES 10.7%
Financials 3.3%
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (e)	3,540	3,334
6.75%, 10/15/27 - 04/15/28 (e)	59,879	59,826
5.88%, 11/01/29 (e)	5,161	4,802
7.00%, 01/15/31 (e)	38,515	38,945
AmWINS Group, Inc.
4.88%, 06/30/29 (e)	4,485	4,184
AssuredPartners, Inc.
7.50%, 02/15/32 (e)	3,827	3,760
BroadStreet Partners, Inc.
5.88%, 04/15/29 (e)	13,633	12,620
HUB International Limited
5.63%, 12/01/29 (e)	7,868	7,378
7.25%, 06/15/30 (e)	141,366	145,397
7.38%, 01/31/32 (e)	76,776	77,371
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,453
MSCI Inc.
4.00%, 11/15/29 (e)	15,726	14,564
3.63%, 09/01/30 - 11/01/31 (e)	26,802	23,572
3.88%, 02/15/31 (e)	10,422	9,297
3.25%, 08/15/33 (e)	6,959	5,745
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	15,267	15,539
Ryan Specialty, LLC
4.38%, 02/01/30 (e)	3,073	2,873
U S I, Inc.
7.50%, 01/15/32 (e)	30,789	30,823
		461,483
Consumer Discretionary 2.9%
Clarios Global LP
6.75%, 05/15/25 (e)	3,161	3,166
6.25%, 05/15/26 (e)	6,037	6,033
8.50%, 05/15/27 (e)	18,995	19,020
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (e)	5,608	5,596
5.75%, 05/01/28 (e)	13,559	13,533
5.88%, 04/01/29 (e)	9,160	9,174
3.75%, 05/01/29 (e)	15,408	14,127
4.88%, 01/15/30	11,527	11,029
4.00%, 05/01/31 (e)	20,391	18,256
3.63%, 02/15/32 (e)	17,941	15,459
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	4,243	4,164
KFC Holding Co.
4.75%, 06/01/27 (e)	33,740	32,799

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Life Time, Inc.
5.75%, 01/15/26 (e)	14,391	14,290
Magnum Management Corporation
5.50%, 05/01/25 (e)	14,943	14,901
5.38%, 04/15/27	24,148	23,755
6.50%, 10/01/28	12,855	12,873
5.25%, 07/15/29 (d)	18,174	17,207
Marriott International, Inc.
3.13%, 06/15/26	968	925
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (e)	13,997	14,058
Service Corporation International
4.63%, 12/15/27	1,245	1,202
3.38%, 08/15/30	5,988	5,192
Six Flags Operations Inc.
5.50%, 04/15/27 (e)	30,309	29,616
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (e)	10,158	10,186
SkyMiles IP Ltd.
4.75%, 10/20/28 (e)	13,529	13,225
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	3,725	3,726
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	10,271	9,744
3.63%, 03/15/31	14,549	12,875
4.63%, 01/31/32	23,962	22,148
5.38%, 04/01/32	29,015	28,108
6.88%, 11/15/37	5,461	6,009
5.35%, 11/01/43	13,292	12,762
		405,158
Health Care 1.4%
Avantor, Inc.
4.63%, 07/15/28 (e)	33,187	31,442
3.88%, 11/01/29 (e)	23,012	20,753
Becton, Dickinson and Company
3.70%, 06/06/27	4,774	4,591
Biogen Inc.
3.15%, 05/01/50	15,371	10,293
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	6,528	6,162
3.75%, 03/15/29 (e)	11,086	10,117
4.00%, 03/15/31 (e)	9,565	8,544
GE HealthCare Technologies Inc.
5.65%, 11/15/27	3,465	3,530
Heartland Dental, LLC
8.50%, 05/01/26 (d) (e)	16,097	15,929
10.50%, 04/30/28 (e)	11,438	12,155
Hologic, Inc.
3.25%, 02/15/29 (e)	5,964	5,348
Indigo Merger Sub Inc
2.88%, 07/15/26 (e)	3,883	3,617
IQVIA Inc.
5.00%, 05/15/27 (e)	9,127	8,910
5.70%, 05/15/28	15,300	15,504
6.50%, 05/15/30 (e)	5,790	5,910
Medline Borrower LLP
6.25%, 04/01/29 (e)	4,580	4,601
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e)	8,272	8,293
7.25%, 04/15/32 (e)	5,344	5,391
Teleflex Incorporated
4.63%, 11/15/27	9,039	8,692
4.25%, 06/01/28 (e)	1,520	1,428
		191,210
Industrials 1.1%
GFL Environmental Inc.
4.00%, 08/01/28 (e)	6,338	5,843
4.75%, 06/15/29 (e)	13,781	12,950
4.38%, 08/15/29 (e)	4,891	4,506
6.75%, 01/15/31 (e)	3,842	3,937
Howmet Aerospace Inc.
5.90%, 02/01/27	4,385	4,443
3.00%, 01/15/29	7,182	6,490
Korn Ferry
4.63%, 12/15/27 (e)	7,012	6,684
Sensata Technologies B.V.
5.00%, 10/01/25 (e)	4,400	4,346
4.00%, 04/15/29 (e)	10,128	9,254
5.88%, 09/01/30 (e)	6,353	6,217
Sensata Technologies, Inc.
4.38%, 02/15/30 (e)	2,914	2,653
3.75%, 02/15/31 (e)	7,607	6,583
TransDigm Inc.
5.50%, 11/15/27	14,005	13,710
6.38%, 03/01/29 (e)	35,916	36,026
7.13%, 12/01/31 (e)	7,533	7,770
6.63%, 03/01/32 (e)	28,275	28,566
		159,978
Communication Services 1.1%
CCO Holdings, LLC
5.50%, 05/01/26 (e)	3,928	3,871
5.13%, 05/01/27 (e)	83,954	79,969
5.00%, 02/01/28 (e)	64,146	59,732
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,295
4.88%, 01/15/29	1,249	1,201
3.63%, 01/15/31	1,290	1,131
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (e)	820	815
		154,014
Real Estate 0.4%
American Tower Corporation
1.50%, 01/31/28	1,363	1,189
SBA Communications Corporation
3.88%, 02/15/27	21,585	20,562
3.13%, 02/01/29	18,440	16,343
VICI Properties Inc.
5.75%, 02/01/27 (e)	3,312	3,309
3.75%, 02/15/27 (e)	2,871	2,723
4.13%, 08/15/30 (e)	3,492	3,179
VICI Properties L.P.
5.75%, 04/01/34	8,398	8,318
		55,623
Information Technology 0.4%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (e)	2,410	2,281
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (e)	7,049	6,593
4.00%, 07/01/29 (e)	4,995	4,666
5.95%, 08/04/33	3,845	3,980
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (e)	2,229	2,062
4.88%, 07/01/29 (e)	1,595	1,475
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,290
Gartner, Inc.
4.50%, 07/01/28 (e)	5,724	5,452
3.63%, 06/15/29 (e)	9,929	8,973
3.75%, 10/01/30 (e)	3,538	3,168
PTC Inc.
4.00%, 02/15/28 (e)	4,925	4,604
UKG Inc.
6.88%, 02/01/31 (e)	7,408	7,549
		52,093
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,238
Energy 0.0%
Pioneer Natural Resources Company
1.13%, 01/15/26	1,078	1,003
5.10%, 03/29/26	2,212	2,208
2.15%, 01/15/31	2,693	2,269
		5,480
Total Corporate Bonds And Notes (cost $1,496,200)		1,498,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 10.2%
Financials 4.6%
Alliant Holdings Intermediate, LLC
2023 Term Loan B6, 8.82%, (SOFR + 3.50%), 11/06/30 (f)	78,281	78,575
AmWINS Group, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.25%), 02/16/28 (f) (g)	1,526	1,526
AssuredPartners, Inc.
2021 Term Loan B, 8.94%, (SOFR + 3.50%), 02/12/27 (f)	2,282	2,284
2022 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 02/13/27 (f)	12,421	12,428
2020 Term Loan B, 8.94%, (SOFR + 3.50%), 02/13/27 (f)	3,969	3,972
2023 Term Loan B4, 9.08%, (1 Month Term SOFR + 3.75%), 02/13/27 (f)	23,007	23,017
2024 Incremental Term Loan B5, 8.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (f)	15,306	15,321
Broadstreet Partners, Inc.
2020 Term Loan B, 0.00%, (SOFR + 3.00%), 01/27/27 (f) (g)	1,125	1,128
2020 Term Loan B, 8.44%, (SOFR + 3.00%), 01/27/27 (f)	14,038	14,069
2023 Term Loan B3, 9.08%, (SOFR + 3.75%), 01/26/29 (f)	28,216	28,273
Emerald TopCo Inc
Term Loan, 8.94%, (1 Month Term SOFR + 3.50%), 07/16/26 (f)	43,811	43,528
HUB International Limited
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 3.25%), 06/19/30 (f)	189,795	189,829
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 07/24/26 (f)	8,004	7,954
2021 Term Loan B, 9.19%, (SOFR + 3.75%), 07/25/26 (f)	13,412	13,303
Ryan Specialty Group, LLC
Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 07/23/27 (f)	16,386	16,395
Trans Union, LLC
2019 Term Loan B5, 7.18%, (SOFR + 1.75%), 11/13/26 (f)	23,537	23,513
2024 Term Loan B6, 0.00%, (SOFR + 2.00%), 12/01/28 (f) (g)	1,569	1,567
Truist Insurance Holdings, LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/21/31 (f) (g)	15,455	15,429
Term Loan, 0.00%, (SOFR + 4.75%), 03/08/32 (f) (g)	38,661	38,855
USI, Inc.
2023 Term Loan B, 8.35%, (3 Month Term SOFR + 3.00%), 11/22/29 (f)	48,294	48,287
2023 Acquisition Term Loan, 8.60%, (3 Month Term SOFR + 3.25%), 09/13/30 (f)	68,758	68,780
		648,033
Information Technology 2.4%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 02/07/31 (f) (g)	9,584	9,637
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (f)	95,371	95,900
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 02/07/32 (f) (g)	306	316
2024 2nd Lien Term Loan, 10.57%, (SOFR + 5.25%), 02/07/32 (f)	15,742	16,273
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (f)	50,492	49,947
Epicor Software Corporation
2020 Term Loan, 0.00%, (SOFR + 3.25%), 07/21/27 (f) (g)	2,257	2,264
2020 Term Loan, 8.69%, (SOFR + 3.25%), 07/21/27 (f)	6,677	6,696
2023 Incremental Term Loan, 9.08%, (SOFR + 3.75%), 07/31/27 (f)	1,539	1,546
Quartz Acquireco LLC
Term Loan B, 8.83%, (SOFR + 3.50%), 06/28/30 (f)	3,051	3,055
RealPage, Inc
1st Lien Term Loan, 8.44%, (SOFR + 3.00%), 02/18/28 (f)	16,682	16,219
2nd Lien Term Loan, 11.94%, (SOFR + 6.50%), 02/17/29 (f)	1,300	1,286
Sophia, L.P.
2021 Term Loan B, 0.00%, (SOFR + 3.50%), 10/07/27 (f) (g)	580	583
2024 Term Loan B, 8.93%, (SOFR + 3.50%), 10/07/29 (f)	37,813	37,954
Storable, Inc
Term Loan B, 8.68%, (3 Month Term SOFR + 3.50%), 04/17/28 (f)	6,942	6,945
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/17/28 (f)	14,455	14,461
UKG Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (f)	77,552	77,920
		341,002
Industrials 1.2%
Filtration Group Corporation
2023 USD Term Loan, 9.69%, (SOFR + 4.25%), 03/27/25 (f)	35,157	35,245
2023 EUR Term Loan, 8.11%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (f)	15,579	16,776
2021 Incremental Term Loan, 8.94%, (SOFR + 3.50%), 10/19/28 (f)	22,703	22,737
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (f)	48,904	50,299
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 0.00%, (SOFR + 3.75%), 09/16/27 (f) (g)	8,981	9,254
2020 Skymiles Term Loan B, 9.07%, (SOFR + 3.75%), 09/16/27 (f)	23,992	24,721
Transdigm Inc
Term Loan, 0.00%, (SOFR + 2.75%), 08/24/28 (f) (g)	1,991	1,997
TransDigm, Inc.
2022 Term Loan H, 0.00%, (3 Month Term SOFR + 3.25%), 02/28/27 (f) (g)	4,435	4,442
		165,471
Health Care 0.9%
ADMI Corp.
2021 Incremental Term Loan B3, 9.19%, (SOFR + 3.75%), 12/23/27 (f)	33,748	32,553
2023 Term Loan B5, 11.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (f)	3,395	3,395
2021 Term Loan B2, 8.82%, (SOFR + 3.38%), 12/31/27 (f)	14,513	13,969
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (SOFR + 2.25%), 11/08/27 (f)	1,541	1,542
Heartland Dental, LLC
2023 Term Loan B, 10.33%, (1 Month Term SOFR + 5.00%), 04/17/25 (f)	35,699	35,730
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 8.93%, (SOFR + 3.50%), 01/24/27 (f)	34,914	34,042
2021 USD Term Loan B2, 9.18%, (SOFR + 3.75%), 04/20/27 (f)	6,823	6,653
Medline Borrower LP
Term Loan, 0.00%, (SOFR + 2.75%), 10/23/28 (f) (g)	3,053	3,059
		130,943
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 0.00%, (SOFR + 2.25%), 09/12/30 (f) (g)	397	397
2023 Term Loan B5, 7.58%, (SOFR + 2.25%), 09/12/30 (f)	19,588	19,568
Hilton Domestic Operating Company, Inc.
2023 Term Loan B3, 0.00%, (SOFR + 1.75%), 06/21/26 (f) (g)	1,668	1,670

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2023 Term Loan B3, 7.18%, (SOFR + 1.75%), 06/21/28 (f)	34,458	34,509
IRB Holding Corp
2024 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 12/15/27 (f)	56,448	56,435
Severin Acquisition, LLC
2018 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 06/15/25 (f) (g)	1,309	1,310
2018 Term Loan B, 8.56%, (3 Month Term SOFR + 3.25%), 06/15/25 (f)	2,728	2,731
		116,620
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (f)	12,662	12,659
SBA Senior Finance II LLC
2024 Term Loan B, 0.00%, (SOFR + 2.00%), 01/20/31 (f) (g)	3,063	3,068
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 01/20/31 (f)	19,912	19,943
		35,670
Total Senior Floating Rate Instruments (cost $1,433,046)		1,437,739
PREFERRED STOCKS 0.1%
Utilities 0.1%
CMS Energy Corporation, 5.88%, 10/15/78	230	5,569
CMS Energy Corporation, 5.88%, 03/01/79	158	3,908
SCE Trust IV, 5.38%, (25, 09/15/25) (d) (h)	103	2,432
		11,909
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 06/01/24) (d) (h)	2	43
Total Preferred Stocks (cost $12,663)		11,952
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	1,974
Series 2019-A2-1A, 3.67%, 10/25/29 (e)	2,822	2,597
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	615
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	10	10
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	205	201
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	112	108
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,811)		5,505
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (i) (j)	163	1,541
Total Investment Companies (cost $1,634)		1,541
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.0%
JNL Government Money Market Fund - Class I, 5.19% (i) (k)	6,985	6,985
T. Rowe Price Government Reserve Fund, 5.31% (i) (k)	830,447	830,447
		837,432
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (i) (k)	12,540	12,540
Total Short Term Investments (cost $849,972)		849,972
Total Investments 100.6% (cost $12,410,926)		14,113,616
Other Derivative Instruments (0.3)%		(43,184)
Other Assets and Liabilities, Net (0.3)%		(36,649)
Total Net Assets 100.0%		14,033,783

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of March 31, 2024.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $1,193,892 and 8.5% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	241,365	234,380	89	—	—	6,985	0.1
JNL Government Money Market Fund, 5.29% - Class SL	3,725	309,625	300,810	294	—	—	12,540	0.1
T. Rowe Price Government Reserve Fund, 5.31%	842,910	1,165,537	1,178,000	11,722	—	—	830,447	5.9
T. Rowe Price Institutional Floating Rate Fund	1,507	34	—	34	—	—	1,541	—
	848,142	1,716,561	1,713,190	12,139	—	—	851,513	6.1

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
AbbVie Inc.	CIT	Call	165.00	01/17/25	958	15,807	(2,361)
AbbVie Inc.	CIT	Call	175.00	01/17/25	1,218	21,315	(2,272)
AbbVie Inc.	CIT	Call	160.00	01/17/25	958	15,328	(2,742)
AbbVie Inc.	JPM	Call	165.00	01/17/25	891	14,702	(2,196)
AbbVie Inc.	JPM	Call	170.00	01/17/25	891	15,147	(1,974)
Arthur J. Gallagher & Co.	JPM	Call	250.00	11/15/24	759	18,975	(1,442)
Danaher Corporation	UBS	Call	300.00	01/17/25	539	16,170	(434)
Exelon Corporation	JPM	Call	47.00	06/21/24	154	724	—
Intercontinental Exchange, Inc.	BOA	Call	140.00	01/17/25	789	11,046	(852)
Intercontinental Exchange, Inc.	BOA	Call	145.00	01/17/25	788	11,426	(658)
Intercontinental Exchange, Inc.	CIT	Call	125.00	01/17/25	451	5,638	(925)
Intercontinental Exchange, Inc.	CIT	Call	130.00	01/17/25	451	5,863	(767)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/17/25	616	7,700	(1,263)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/17/25	616	8,008	(1,047)
Linde Public Limited Company	JPM	Call	460.00	01/17/25	154	7,084	(652)
Linde Public Limited Company	JPM	Call	480.00	01/17/25	154	7,392	(474)
Linde Public Limited Company	WFI	Call	480.00	01/17/25	170	8,160	(524)
Linde Public Limited Company	WFI	Call	440.00	01/17/25	248	10,912	(1,370)
Linde Public Limited Company	WFI	Call	450.00	01/17/25	248	11,160	(1,202)
Linde Public Limited Company	WFI	Call	460.00	01/17/25	170	7,820	(720)
Marsh & Mclennan Companies, Inc.	GSC	Call	210.00	12/20/24	1,396	29,316	(1,814)
Marsh & Mclennan Companies, Inc.	JPM	Call	220.00	07/19/24	339	7,458	(102)
Marsh & Mclennan Companies, Inc.	JPM	Call	210.00	07/19/24	339	7,119	(224)
MasterCard Incorporated	JPM	Call	500.00	01/17/25	204	10,200	(712)
MasterCard Incorporated	JPM	Call	490.00	01/17/25	204	9,996	(816)
MasterCard Incorporated	JPM	Call	480.00	01/17/25	204	9,792	(901)
McDonald's Corporation	UBS	Call	330.00	01/17/25	520	17,160	(183)
McDonald's Corporation	UBS	Call	325.00	01/17/25	521	16,933	(229)
McDonald's Corporation	UBS	Call	320.00	01/17/25	520	16,640	(282)
Northrop Grumman Corporation	BCL	Call	490.00	01/17/25	607	29,743	(2,243)
NXP Semiconductors N.V.	WFI	Call	220.00	06/21/24	116	2,552	(397)
Republic Services, Inc.	JPM	Call	175.00	07/19/24	154	2,695	(303)
Republic Services, Inc.	JPM	Call	170.00	07/19/24	154	2,618	(373)
Roper Technologies, Inc.	CIT	Call	600.00	12/20/24	333	19,980	(786)
Roper Technologies, Inc.	CIT	Call	620.00	12/20/24	122	7,564	(200)
Roper Technologies, Inc.	CIT	Call	640.00	12/20/24	122	7,808	(138)
Roper Technologies, Inc.	CIT	Call	580.00	12/20/24	211	12,238	(696)
Roper Technologies, Inc.	JPM	Call	580.00	12/20/24	89	5,162	(294)
Roper Technologies, Inc.	JPM	Call	600.00	12/20/24	89	5,340	(210)
Salesforce, Inc.	GSC	Call	240.00	06/21/24	77	1,848	(505)
Salesforce, Inc.	GSC	Call	230.00	06/21/24	77	1,771	(578)
Thermo Fisher Scientific Inc.	JPM	Call	650.00	01/17/25	233	15,145	(636)
UnitedHealth Group Incorporated	SSB	Call	600.00	01/17/25	521	31,260	(531)
UnitedHealth Group Incorporated	SSB	Call	580.00	01/17/25	519	30,102	(692)
Visa Inc.	GSC	Call	260.00	06/21/24	39	1,014	(94)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Visa Inc.	GSC	Call	250.00	06/21/24	39	975	(129)
Visa Inc.	GSC	Call	315.00	01/17/25	328	10,332	(293)
Visa Inc.	GSC	Call	310.00	01/17/25	328	10,168	(345)
Visa Inc.	GSC	Call	305.00	01/17/25	328	10,004	(400)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	765	11,475	(413)
Yum! Brands, Inc.	JPM	Call	145.00	01/17/25	765	11,093	(578)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	659	9,885	(356)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	659	9,556	(498)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	1,252	18,780	(677)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	1,252	18,154	(945)
Yum! Brands, Inc.	WFI	Call	140.00	01/17/25	679	9,506	(736)
							(43,184)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,727,518	—	—	8,727,518
Government And Agency Obligations	—	1,581,112	—	1,581,112
Corporate Bonds And Notes	—	1,498,277	—	1,498,277
Senior Floating Rate Instruments	—	1,437,739	—	1,437,739
Preferred Stocks	11,952	—	—	11,952
Non-U.S. Government Agency Asset-Backed Securities	—	5,505	—	5,505
Investment Companies	—	—	1,541	1,541
Short Term Investments	849,972	—	—	849,972
	9,589,442	4,522,633	1,541	14,113,616
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(43,184)	—	(43,184)
	—	(43,184)	—	(43,184)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.9%
Information Technology 45.5%
Accenture Public Limited Company - Class A	59	20,435
Adobe Inc. (a)	228	115,251
Advanced Micro Devices, Inc. (a)	470	84,883
Amphenol Corporation - Class A	10	1,107
Apple Inc.	4,648	797,022
ASML Holding N.V. - ADR	147	142,185
Atlassian Corporation - Class A (a)	405	78,960
Aurora Innovations Inc. - Class A (a)	3,189	8,993
Autodesk, Inc. (a)	298	77,475
Dynatrace, Inc. (a)	795	36,934
Fortinet, Inc. (a)	1,117	76,330
Intel Corporation	979	43,234
Intuit Inc.	207	134,665
Lam Research Corporation	72	70,226
Microsoft Corporation	3,202	1,347,328
Monday.Com Ltd. (a)	40	8,956
MongoDB, Inc. - Class A (a)	44	15,726
NVIDIA Corporation	1,058	956,417
Roper Technologies, Inc.	120	67,494
Salesforce, Inc.	437	131,573
ServiceNow, Inc. (a)	205	156,456
Shopify Inc. - Class A (a)	1,026	79,161
Snowflake Inc. - Class A (a)	122	19,759
Synopsys, Inc. (a)	82	46,692
Taiwan Semiconductor Manufacturing Company Limited	1,246	30,025
Teledyne Technologies Incorporated (a)	221	94,865
		4,642,152
Communication Services 15.0%
Alphabet Inc. - Class A (a)	4,139	624,754
Alphabet Inc. - Class C (a)	664	101,048
Meta Platforms, Inc. - Class A	997	483,931
Netflix, Inc. (a)	223	135,296
Pinterest, Inc. - Class A (a)	1,419	49,183
Spotify Technology S.A. (a)	271	71,428
T-Mobile USA, Inc.	417	68,113
		1,533,753
Consumer Discretionary 13.0%
Amazon.com, Inc. (a)	4,593	828,500
Booking Holdings Inc.	10	37,752
Chipotle Mexican Grill, Inc. (a)	28	82,474
Coupang, Inc. - Class A (a)	4,104	73,003
Ferrari N.V.	120	52,206
Floor & Decor Holdings, Inc. - Class A (a)	222	28,808
Las Vegas Sands Corp.	1,075	55,602
Nike, Inc. - Class B	578	54,325
Rivian Automotive, Inc. - Class A (a) (b)	3,740	40,953
Ross Stores, Inc.	227	33,381
Tesla Inc. (a)	229	40,219
		1,327,223
Health Care 12.0%
argenx SE - ADR (a)	127	49,860
Danaher Corporation	263	65,576
Eli Lilly and Company	444	345,412
Intuitive Surgical, Inc. (a)	387	154,283
Legend Biotech Corp - ADR (a)	502	28,155
Stryker Corporation	126	44,923
The Cigna Group	314	114,197
Thermo Fisher Scientific Inc.	117	67,999
UnitedHealth Group Incorporated	487	241,166
Vertex Pharmaceuticals Incorporated (a)	160	66,948
Zoetis Inc. - Class A	246	41,570
		1,220,089
Financials 7.8%
Chubb Limited	235	60,882
Fiserv, Inc. (a)	756	120,855
MasterCard Incorporated - Class A	509	244,889
The Charles Schwab Corporation	945	68,388
Visa Inc. - Class A	1,087	303,231
		798,245
Industrials 3.3%
Airbus SE	268	49,463
Cintas Corporation	46	31,889
Dayforce, Inc. (a)	396	26,195
Old Dominion Freight Line, Inc.	275	60,262
Rockwell Automation, Inc.	128	37,145
TransUnion	482	38,479
Uber Technologies, Inc. (a)	1,202	92,580
		336,013
Consumer Staples 1.0%
Dollar General Corporation	622	97,021
Maplebear Inc. (a)	115	4,286
		101,307
Energy 0.8%
Schlumberger Limited	1,546	84,745
Materials 0.5%
Linde Public Limited Company	110	51,302
Total Common Stocks (cost $5,752,574)		10,094,829
PREFERRED STOCKS 1.0%
Health Care 0.6%
Sartorius Aktiengesellschaft	149	59,308
Consumer Discretionary 0.4%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	417	41,567
Total Preferred Stocks (cost $90,291)		100,875
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	4,255	4,255
T. Rowe Price Government Reserve Fund, 5.31% (c) (d)	7,988	7,988
Total Short Term Investments (cost $12,243)		12,243
Total Investments 100.0% (cost $5,855,108)		10,207,947
Other Assets and Liabilities, Net (0.0)%		(900)
Total Net Assets 100.0%		10,207,047

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	34,922	30,667	26	—	—	4,255	—
JNL Government Money Market Fund, 5.29% - Class SL	—	4,972	4,972	58	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Government Reserve Fund, 5.31%	42,064	223,762	257,838	154	—	—	7,988	0.1
	42,064	263,656	293,477	238	—	—	12,243	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	10,015,341	79,488	—	10,094,829
Preferred Stocks	—	100,875	—	100,875
Short Term Investments	12,243	—	—	12,243
	10,027,584	180,363	—	10,207,947

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.7%
Health Care 22.8%
Acadia Healthcare Company, Inc. (a)	739	58,536
Agilent Technologies, Inc.	881	128,165
Alcon AG	554	46,143
Alnylam Pharmaceuticals, Inc. (a)	251	37,513
Apellis Pharmaceuticals, Inc. (a)	239	14,048
argenx SE - ADR (a)	90	35,317
Ascendis Pharma A/S - ADR (a)	128	19,274
Avantor, Inc. (a)	3,529	90,242
Biogen Inc. (a)	211	45,412
Bruker Corporation	976	91,667
Catalent, Inc. (a)	358	20,197
CRISPR Therapeutics AG (a) (b)	167	11,407
Cytokinetics, Incorporated (a)	179	12,529
Dentsply Sirona Inc.	748	24,836
Enovis Corporation (a)	580	36,221
Exact Sciences Corporation (a)	255	17,610
Hologic, Inc. (a)	1,928	150,346
Ionis Pharmaceuticals, Inc. (a)	849	36,804
Mettler-Toledo International Inc. (a)	23	30,886
Molina Healthcare, Inc. (a)	129	52,997
Quidelortho Corporation (a)	592	28,380
Sarepta Therapeutics, Inc. (a)	160	20,668
Teleflex Incorporated	458	103,518
The Cooper Companies, Inc.	604	61,282
Vaxcyte, Inc. (a)	118	8,033
Veeva Systems Inc. - Class A (a)	381	88,204
West Pharmaceutical Services, Inc.	90	35,495
		1,305,730
Information Technology 18.3%
Amphenol Corporation - Class A	481	55,483
Astera Labs, Inc. (a) (b)	16	1,198
Atlassian Corporation - Class A (a)	103	20,116
CCC Intelligent Solutions Holdings Inc. (a)	3,856	46,124
Cognex Corporation	520	22,067
CrowdStrike Holdings, Inc. - Class A (a)	304	97,363
Fair Isaac Corporation (a)	53	66,354
Fortinet, Inc. (a)	449	30,644
Keysight Technologies, Inc. (a)	463	72,341
Lattice Semiconductor Corporation (a)	897	70,165
Littelfuse, Inc.	39	9,452
Marvell Technology, Inc.	2,241	158,863
Microchip Technology Incorporated	1,876	168,296
MongoDB, Inc. - Class A (a)	44	15,780
NXP Semiconductors N.V.	120	29,683
PTC Inc. (a)	474	89,479
Pure Storage, Inc. - Class A (a)	287	14,926
Roper Technologies, Inc.	54	30,173
Tyler Technologies, Inc. (a)	116	49,386
		1,047,893
Industrials 16.4%
Broadridge Financial Solutions, Inc.	231	47,323
BWXT Government Group, Inc.	317	32,531
Equifax Inc.	328	87,880
ESAB Corporation	552	61,035
Ferguson Holdings Limited	116	25,360
Fortive Corporation	798	68,678
Howmet Aerospace Inc.	107	7,322
IDEX Corporation	149	36,359
Ingersoll Rand Inc.	1,001	95,073
J.B. Hunt Transport Services, Inc.	460	91,655
Paylocity Holding Corporation (a)	335	57,573
Quanta Services, Inc.	71	18,446
Shoals Technologies Group, Inc. - Class A (a)	464	5,188
Southwest Airlines Co.	986	28,784
Textron Inc.	1,149	110,224
TransUnion	464	37,059
United Rentals, Inc.	63	45,069
Veralto Corporation	355	31,465
Verisk Analytics, Inc.	125	29,537
Waste Connections, Inc.	124	21,329
		937,890
Consumer Discretionary 11.3%
Bath & Body Works, Inc.	1,027	51,371
Birkenstock Holding PLC (a)	253	11,945
Bright Horizons Family Solutions, Inc. (a)	177	20,110
Burlington Stores, Inc. (a)	290	67,405
Caesars Entertainment, Inc. (a)	718	31,389
Chipotle Mexican Grill, Inc. (a)	2	6,395
Domino's Pizza, Inc.	207	102,923
Five Below, Inc. (a)	188	34,172
Hilton Worldwide Holdings Inc.	480	102,346
Lululemon Athletica Canada Inc. (a)	30	11,563
Ross Stores, Inc.	484	71,032
Tractor Supply Company	58	15,103
Ulta Beauty, Inc. (a)	90	46,902
Yum! Brands, Inc.	529	73,328
		645,984
Financials 7.6%
Assurant, Inc.	355	66,806
AXIS Capital Holdings Limited	266	17,308
Cboe Global Markets, Inc.	161	29,544
Corpay Inc (a)	144	44,276
Intercontinental Exchange, Inc.	480	65,966
K.K.R. Co., Inc. - Class A	688	69,169
Markel Group Inc. (a)	13	20,388
MarketAxess Holdings Inc.	135	29,489
Raymond James Financial, Inc.	337	43,303
Toast, Inc. - Class A (a)	359	8,939
Tradeweb Markets Inc. - Class A	375	39,085
		434,273
Materials 5.8%
Avery Dennison Corporation	354	79,031
Ball Corporation	1,594	107,406
Martin Marietta Materials, Inc.	142	87,180
RPM International Inc.	215	25,610
Sealed Air Corporation	900	33,491
		332,718
Communication Services 5.6%
Liberty Media Corporation - Series C (a)	690	45,297
Match Group, Inc. (a)	894	32,432
Reddit, Inc. - Class A (a)	107	5,292
Spotify Technology S.A. (a)	394	104,029
The New York Times Company - Class A	536	23,170
The Trade Desk, Inc. - Class A (a)	1,293	113,034
		323,254
Energy 4.7%
Cheniere Energy, Inc.	417	67,254
Chesapeake Energy Corporation	305	27,084
Coterra Energy Inc.	1,025	28,577
EQT Corporation	1,256	46,545
Range Resources Corporation	625	21,522
TechnipFMC PLC	2,107	52,919
Weatherford International Public Limited Company (a)	206	23,811
		267,712
Consumer Staples 3.7%
Casey's General Stores, Inc.	160	50,856
Dollar General Corporation	98	15,330
Dollar Tree, Inc. (a)	464	61,848
Kenvue Inc.	805	17,276
McCormick & Company, Incorporated	179	13,734
Reynolds Consumer Products Inc.	735	20,992
The Boston Beer Company, Inc. - Class A (a)	44	13,394
Treehouse Foods, Inc. (a)	536	20,877
		214,307
Real Estate 0.5%
CoStar Group, Inc. (a)	305	29,453
Total Common Stocks (cost $3,864,420)		5,539,214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	3,951	3,951
T. Rowe Price Government Reserve Fund, 5.31% (c) (d)	178,376	178,376
		182,327
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	1,320	1,320
Total Short Term Investments (cost $183,647)		183,647
Total Investments 99.9% (cost $4,048,067)		5,722,861
Other Assets and Liabilities, Net 0.1%		5,977
Total Net Assets 100.0%		5,728,838

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	23,192	19,241	30	—	—	3,951	0.1
JNL Government Money Market Fund, 5.29% - Class SL	—	45,843	44,523	27	—	—	1,320	—
T. Rowe Price Government Reserve Fund, 5.31%	153,904	147,764	123,292	2,270	—	—	178,376	3.1
	153,904	216,799	187,056	2,327	—	—	183,647	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,539,214	—	—	5,539,214
Short Term Investments	183,647	—	—	183,647
	5,722,861	—	—	5,722,861

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 47.5%
Financials 17.0%
AerCap Ireland Capital Designated Activity Company
1.65%, 10/29/24	1,011	986
6.10%, 01/15/27	545	554
6.45%, 04/15/27 (a)	2,574	2,647
AIG Global Funding
5.20%, 01/12/29 (a)	585	586
American Express Company
5.10%, 02/16/28	665	664
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,718
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	686
2.88%, 02/15/25 (a)	1,480	1,439
2.13%, 02/21/26 (a)	2,335	2,175
6.38%, 05/04/28 (a)	740	756
5.75%, 03/01/29 (a)	1,215	1,208
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,152
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	3,500	3,486
Banco Santander, S.A.
3.50%, 03/24/25 (c)	2,600	2,548
5.55%, 03/14/28 (c)	1,000	1,000
Bank of America Corporation
0.98%, 04/22/25	2,190	2,183
3.84%, 04/25/25	1,260	1,258
3.38%, 04/02/26	1,860	1,819
5.08%, 01/20/27	1,650	1,640
1.73%, 07/22/27	1,290	1,189
Bank of Montreal
4.25%, 09/14/24 (c)	945	939
3.70%, 06/07/25 (c)	7,990	7,841
Banque Federative du Credit Mutuel
1.00%, 02/04/25 (a)	2,280	2,202
4.94%, 01/26/26 (a) (c)	1,495	1,485
Barclays PLC
5.30%, 08/09/26 (c)	1,485	1,477
7.33%, 11/02/26 (c)	1,380	1,411
5.67%, 03/12/28 (c)	665	667
BPCE
4.50%, 03/15/25 (a)	2,485	2,451
Brighthouse Financial, Inc.
1.00%, 04/12/24 (a)	2,150	2,146
1.55%, 05/24/26 (a)	460	421
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,599
6.21%, 01/18/29 (a)	1,735	1,773
Capital One Financial Corporation
2.64%, 03/03/26	1,905	1,852
4.99%, 07/24/26	1,650	1,639
7.15%, 10/29/27	760	791
6.31%, 06/08/29	995	1,023
5.70%, 02/01/30	790	796
Citigroup Inc.
0.98%, 05/01/25	1,805	1,797
4.14%, 05/24/25	1,690	1,685
4.40%, 06/10/25	975	962
3.11%, 04/08/26	1,680	1,637
5.17%, 02/13/30	1,170	1,166
CNO Global Funding
1.65%, 01/06/25 (a)	2,505	2,430
1.75%, 10/07/26 (a)	2,065	1,880
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,321
Danske Bank A/S
6.26%, 09/22/26 (a)	845	853
5.43%, 03/01/28 (a)	1,210	1,214
Discover Bank
2.45%, 09/12/24	445	438
Discover Financial Services
3.95%, 11/06/24	680	673
Equitable Financial Life Global Funding
1.10%, 11/12/24 (a)	1,695	1,647
1.70%, 11/12/26 (a)	1,255	1,144
Fifth Third Bancorp
6.34%, 07/27/29	810	835
Fifth Third Bank, National Association
5.85%, 10/27/25	3,410	3,406
First American Financial Corporation
4.60%, 11/15/24	1,415	1,401
Fiserv, Inc.
2.75%, 07/01/24	5,115	5,077
5.15%, 03/15/27	1,495	1,501
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,905	1,888
5.80%, 03/05/27	1,485	1,491
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,265	3,125
JPMorgan Chase & Co.
0.82%, 06/01/25	2,010	1,992
2.08%, 04/22/26	3,200	3,083
4.08%, 04/26/26	1,585	1,561
6.22%, (SOFR + 0.89%), 04/22/27 (d)	1,265	1,269
5.04%, 01/23/28	1,170	1,166
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	3,420	3,364
Lloyds Banking Group PLC
4.50%, 11/04/24 (c)	965	957
5.46%, 01/05/28 (c)	1,175	1,173
LPL Holdings, Inc.
6.75%, 11/17/28	600	629
LSEGA Financing PLC
0.65%, 04/06/24 (a)	4,440	4,438
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	2,520	2,482
Morgan Stanley
3.62%, 04/17/25	1,745	1,743
2.63%, 02/18/26	1,770	1,722
6.14%, 10/16/26	1,925	1,947
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (b)	1,555	1,543
Nasdaq, Inc.
5.65%, 06/28/25 (e)	385	386
NatWest Markets PLC
0.80%, 08/12/24 (a)	1,395	1,371
3.48%, 03/22/25 (a)	995	976
Nordea Bank Abp
3.60%, 06/06/25 (a)	5,775	5,664
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,063
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,655	1,617
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,498
QNB Finance Ltd
2.63%, 05/12/25 (b)	1,500	1,451
Royal Bank of Canada
4.88%, 01/19/27 (c)	2,715	2,707
S&P Global Inc.
2.45%, 03/01/27	3,630	3,399
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,360	1,237
Societe Generale
2.63%, 10/16/24 (a)	315	310
5.52%, 01/19/28 (a)	3,040	3,021
Standard Chartered PLC
1.82%, 11/23/25 (a)	885	861
4.30%, 02/19/27 (a)	788	766
State Street Corporation
4.86%, 01/26/26	930	924
5.10%, 05/18/26	1,260	1,256

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Synchrony Financial
4.25%, 08/15/24	4,690	4,655
The Bank of New York Mellon Corporation
4.41%, 07/24/26	1,810	1,788
4.95%, 04/26/27	1,865	1,856
The Charles Schwab Corporation
2.45%, 03/03/27	3,084	2,875
The Goldman Sachs Group, Inc.
5.82%, (SOFR + 0.51%), 09/10/24 (d)	1,645	1,646
5.82%, (SOFR + 0.49%), 10/21/24 (d)	1,060	1,061
3.50%, 04/01/25	2,045	2,006
4.48%, 08/23/28	1,225	1,198
The Huntington National Bank
5.70%, 11/18/25	855	850
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	2,580	2,580
5.81%, 06/12/26	840	843
4.76%, 01/26/27	1,860	1,842
5.30%, 01/21/28	495	496
The Western Union Company
2.85%, 01/10/25 (e)	4,129	4,053
Truist Financial Corporation
5.72%, (SOFR + 0.40%), 06/09/25 (d)	1,470	1,469
U.S. Bancorp
5.73%, 10/21/26	1,140	1,146
4.55%, 07/22/28	2,395	2,360
UBS Group AG
4.49%, 08/05/25 (a) (c)	2,390	2,377
4.49%, 05/12/26 (a)	695	685
1.49%, 08/10/27 (a) (c)	905	822
6.33%, 12/22/27 (a)	2,970	3,034
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,796
2.19%, 04/30/26	1,455	1,401
4.54%, 08/15/26	2,080	2,053
		200,246
Consumer Discretionary 5.5%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,483
Aptiv PLC
2.40%, 02/18/25	2,050	1,989
AutoZone, Inc.
6.25%, 11/01/28	1,170	1,227
Brunswick Corporation
0.85%, 08/18/24	2,355	2,308
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	1,940	1,890
5.15%, 01/16/26 (a)	790	787
5.00%, 01/15/27 (a)	630	629
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,645	3,555
5.40%, 04/06/26 - 05/08/27	1,730	1,732
Hasbro, Inc.
3.00%, 11/19/24 (e)	3,380	3,321
Hyundai Capital America
0.88%, 06/14/24 (a)	1,685	1,668
1.00%, 09/17/24 (a)	865	846
6.25%, 11/03/25 (a)	820	828
5.50%, 03/30/26 (a)	885	887
5.25%, 01/08/27 (a)	620	619
5.60%, 03/30/28 (a)	1,180	1,194
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	799
Lowe`s Companies, Inc.
4.40%, 09/08/25	2,350	2,321
4.80%, 04/01/26	1,070	1,064
3.35%, 04/01/27	680	650
Marriott International, Inc.
3.75%, 03/15/25	495	486
5.45%, 09/15/26	610	612
Mattel, Inc.
3.38%, 04/01/26 (a)	1,410	1,349
5.88%, 12/15/27 (a)	1,530	1,533
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 - 01/11/27 (a)	5,030	5,010
Mohawk Industries, Inc.
5.85%, 09/18/28	980	1,008
Nordstrom, Inc.
2.30%, 04/08/24	390	389
O'Reilly Automotive, Inc.
5.75%, 11/20/26	1,205	1,226
Ross Stores, Inc.
4.60%, 04/15/25	4,010	3,975
0.88%, 04/15/26	1,110	1,017
Tapestry, Inc.
7.05%, 11/27/25 (e)	250	255
7.00%, 11/27/26 (e)	300	309
V.F. Corporation
2.40%, 04/23/25	2,774	2,670
2.80%, 04/23/27	1,430	1,301
Volkswagen Group of America, Inc.
3.95%, 06/06/25 (a)	4,090	4,013
5.80%, 09/12/25 (a)	1,260	1,265
5.70%, 09/12/26 (a)	1,070	1,081
6.00%, 11/16/26 (a)	1,195	1,218
Warnermedia Holdings, Inc.
6.41%, 03/15/26	1,015	1,015
3.76%, 03/15/27	5,015	4,787
		64,316
Health Care 4.3%
AbbVie Inc.
2.95%, 11/21/26	3,640	3,464
4.80%, 03/15/27	1,225	1,226
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,003
Bristol-Myers Squibb Company
4.95%, 02/20/26	680	680
4.90%, 02/22/27 - 02/22/29	1,940	1,947
Cardinal Health, Inc.
3.50%, 11/15/24	2,000	1,979
CVS Health Corporation
5.00%, 02/20/26	2,095	2,088
2.88%, 06/01/26	855	815
3.00%, 08/15/26	890	848
1.30%, 08/21/27	2,965	2,629
HCA Inc.
5.38%, 02/01/25	1,170	1,167
5.88%, 02/15/26	1,230	1,236
3.13%, 03/15/27	2,280	2,157
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	2,935	2,801
Humana Inc.
1.35%, 02/03/27	675	608
5.75%, 03/01/28	810	829
IQVIA Inc.
6.25%, 02/01/29	810	843
Mars, Incorporated
4.55%, 04/20/28 (a)	2,555	2,530
Mylan II B.V.
3.95%, 06/15/26	3,745	3,618
PeaceHealth
1.38%, 11/15/25	470	437
Perrigo Finance Unlimited Company
3.90%, 12/15/24	1,697	1,668
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/28	1,025	1,011
Revvity, Inc.
0.85%, 09/15/24	5,105	5,002
Solventum Corporation
5.45%, 02/25/27 (a)	2,255	2,263
UnitedHealth Group Incorporated
3.70%, 05/15/27	1,490	1,446
5.25%, 02/15/28	910	926
Viatris Inc.
1.65%, 06/22/25	2,030	1,930

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
2.30%, 06/22/27	1,353	1,229
		50,380
Communication Services 3.8%
AT&T Inc.
4.10%, 02/15/28	780	756
Charter Communications Operating, LLC
4.91%, 07/23/25	7,435	7,345
6.15%, 11/10/26	795	801
Cox Communications, Inc.
3.15%, 08/15/24 (a)	3,654	3,618
3.50%, 08/15/27 (a)	860	817
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,034
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,393
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	745
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (b)	4,100	4,023
Rogers Communications Inc.
2.95%, 03/15/25	3,135	3,056
3.20%, 03/15/27	2,250	2,138
5.00%, 02/15/29	1,770	1,759
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	1,110	1,089
5.00%, 03/28/26	1,910	1,899
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,868
2.63%, 04/15/26	955	908
Verizon Communications Inc.
0.85%, 11/20/25	2,110	1,966
1.45%, 03/20/26	2,475	2,308
2.63%, 08/15/26	2,730	2,585
		44,108
Energy 3.4%
ABP Finance B.V.
2.00%, 07/15/26 (a)	569	526
Apa Infrastructure Limited
4.20%, 03/23/25 (a)	4,461	4,396
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,603
2.05%, 07/15/25	2,710	2,594
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	293
DCP Midstream Operating, LP
5.38%, 07/15/25	3,436	3,429
Enbridge Inc.
2.50%, 01/15/25 - 02/14/25	3,320	3,240
5.90%, 11/15/26	730	744
6.00%, 11/15/28	600	624
Energy Transfer LP
2.90%, 05/15/25	480	466
6.05%, 12/01/26	2,770	2,820
Equinor ASA
2.88%, 04/06/25	3,880	3,788
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	896
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,336
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,535
Pioneer Natural Resources Company
5.10%, 03/29/26	1,634	1,631
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	429	429
5.63%, 03/01/25	2,330	2,328
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	785	785
The Williams Companies, Inc.
5.40%, 03/02/26	3,205	3,212
TransCanada PipeLines Limited
6.20%, 03/09/26	3,415	3,415
		40,090
Utilities 3.1%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,117
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,208
DTE Energy Company
4.22%, 11/01/24 (f)	1,980	1,961
Enel Finance International N.V.
2.65%, 09/10/24 (a)	2,710	2,672
6.80%, 10/14/25 (a)	400	408
1.38%, 07/12/26 (a)	2,250	2,059
Exelon Corporation
5.15%, 03/15/29	625	626
Georgia Power Company
5.00%, 02/23/27	545	546
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,404
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,307
4.25%, 07/27/27 (a)	1,120	1,089
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	965	969
4.45%, 06/20/25	2,520	2,488
5.75%, 09/01/25 (f)	310	311
1.88%, 01/15/27	2,270	2,080
NiSource Inc.
5.25%, 03/30/28	515	518
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,411
Pacific Gas And Electric Company
3.50%, 06/15/25	1,980	1,928
PacifiCorp
5.10%, 02/15/29	745	751
Sempra
3.30%, 04/01/25	1,505	1,472
5.40%, 08/01/26	1,090	1,094
Southern California Gas Company
2.95%, 04/15/27	1,625	1,534
Tenaga Nasional Berhad
7.50%, 11/01/25 (b)	2,800	2,881
The AES Corporation
3.30%, 07/15/25 (a)	1,365	1,320
Vistra Operations Company LLC
5.13%, 05/13/25 (a)	723	717
		35,871
Consumer Staples 2.8%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,652
4.45%, 03/16/28	3,255	3,162
Campbell Soup Company
5.20%, 03/19/27	930	933
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	4,865	4,846
1.50%, 01/15/27 (a)	290	263
CSL Finance PLC
3.85%, 04/27/27 (a)	730	706
Dollar General Corporation
5.20%, 07/05/28	1,088	1,094
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,409
5.00%, 02/15/29 (a)	875	877
HPHT Finance (19) Limited
2.88%, 11/05/24 (b)	2,957	2,906
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,020	4,987
4.25%, 07/21/25 (a) (e)	1,660	1,630
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,035	1,009
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,525	1,501
Mondelez International, Inc.
2.63%, 03/17/27	1,325	1,241
Philip Morris International Inc.
4.88%, 02/13/26	1,630	1,624

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Viterra Finance B.V.
4.90%, 04/21/27 (a)	2,015	1,985
		32,825
Industrials 2.4%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,378
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	2,420	2,353
1.75%, 12/02/26	1,065	977
Carrier Global Corporation
2.24%, 02/15/25	483	468
5.80%, 11/30/25	960	966
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,168
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,094
GATX Corporation
3.25%, 03/30/25 - 09/15/26	2,725	2,640
5.40%, 03/15/27	315	318
3.85%, 03/30/27	508	490
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,605
Owens Corning
3.40%, 08/15/26	209	200
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,747
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,444
5.75%, 05/24/26 (a)	3,035	3,057
5.35%, 01/12/27 (a)	605	606
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (e)	1,395	1,403
Republic Services, Inc.
0.88%, 11/15/25	863	803
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (a)	1,810	1,808
		28,525
Real Estate 2.4%
American Tower Corporation
2.40%, 03/15/25	1,175	1,139
1.60%, 04/15/26	2,927	2,719
3.55%, 07/15/27	1,188	1,130
Brixmor Operating Partnership LP
3.65%, 06/15/24	4,307	4,286
Crown Castle Inc.
3.20%, 09/01/24	835	826
1.05%, 07/15/26	2,800	2,549
2.90%, 03/15/27	2,205	2,063
5.00%, 01/11/28	850	841
5.60%, 06/01/29	930	943
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,887
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,228
4.38%, 10/01/25	1,505	1,473
Public Storage, Inc.
5.81%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,234
Realty Income Corporation
5.05%, 01/13/26	645	642
Simon Property Group, L.P.
2.00%, 09/13/24	830	816
W.P. Carey Inc.
4.60%, 04/01/24	4,210	4,210
		27,986
Materials 1.7%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,208
Celanese US Holdings LLC
6.05%, 03/15/25 (e)	1,189	1,191
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,523
LG Chem, Ltd.
3.25%, 10/15/24 (b)	3,400	3,355
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,330
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,500	2,471
Newmont Corporation
5.30%, 03/15/26 (a)	740	742
Nucor Corporation
3.95%, 05/23/25	830	817
Nutrien Ltd.
4.90%, 03/27/28	980	975
POSCO Holdings Inc.
4.38%, 08/04/25 (b)	900	885
5.63%, 01/17/26 (a)	1,315	1,318
Steel Dynamics, Inc.
2.80%, 12/15/24	2,121	2,079
The Sherwin-Williams Company
4.25%, 08/08/25	760	749
Westlake Corporation
0.88%, 08/15/24	1,650	1,620
		20,263
Information Technology 1.1%
Amphenol Corporation
2.05%, 03/01/25	1,395	1,351
CDW Finance Corporation
5.50%, 12/01/24	765	761
Fortinet, Inc.
1.00%, 03/15/26	1,445	1,330
Microchip Technology Incorporated
0.98%, 09/01/24	2,015	1,974
Micron Technology, Inc.
4.98%, 02/06/26	295	293
4.19%, 02/15/27	295	287
5.38%, 04/15/28	1,900	1,919
NXP B.V.
2.70%, 05/01/25	1,600	1,552
3.88%, 06/18/26	1,175	1,140
3.15%, 05/01/27	130	123
4.40%, 06/01/27	295	288
Qorvo, Inc.
1.75%, 12/15/24	920	893
Workday, Inc.
3.50%, 04/01/27	975	933
		12,844
Total Corporate Bonds And Notes (cost $565,533)		557,454
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.6%
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 04/15/26 (d)	685	623
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	281	279
Series 2023-C-A, 6.01%, 12/15/26	519	516
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	908	876
Americredit Automobile Receivables Trust 2020-1
Series 2020-C-1, 1.59%, 10/18/25	153	153
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,290
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,887
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,149
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,303
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,367
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,195
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	522
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	545	545
Series 2024-C-1A, 5.55%, 01/20/28	390	392
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,199	1,012
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	780	652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Apidos CLO XVIII
Series 2018-AR-18A, 6.47%, (3 Month Term SOFR + 0.00%), 10/22/30 (d)	2,480	2,476
Apidos Clo Xxv
Series 2016-A1R2-25A, 6.46%, 10/20/31 (d)	3,080	3,081
Atrium XIII
Series AR-13A, 6.52%, (3 Month Term SOFR + 1.15%), 11/21/30 (d)	3,030	3,031
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,810	1,819
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,216
Series 2022-C-5A, 9.27%, 04/20/26	525	524
Series 2023-C-2A, 8.55%, 10/20/26	370	369
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.22%, (1 Month Term SOFR + 0.90%), 09/15/34 (d)	3,090	3,090
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 0.00%, (SOFR 30-Day Average + 1.10%), 12/26/31 (d)	805	805
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 6.24%, (1 Month Term SOFR + 0.91%), 06/15/38 (d)	1,250	1,188
BFLD Trust 2019-DPLO
Series 2019-B-DPLO, REMIC, 6.78%, (1 Month Term SOFR + 1.45%), 10/15/24 (d)	2,770	2,766
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	653	564
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	670	581
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 0.00%, 11/15/30 (d)	3,160	3,161
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 09/15/38 (d)	1,855	1,820
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	1,024	946
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	354	342
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 7.34%, (1 Month Term SOFR + 2.01%), 08/16/38 (d)	777	617
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 6.67%, (1 Month Term SOFR + 1.35%), 04/17/34 (d)	878	872
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 8.47%, (1 Month Term SOFR + 3.14%), 06/17/24 (d)	1,575	1,579
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,805
Series 2020-C-1, 2.34%, 11/17/25	785	783
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,290
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,315
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,560
Carmax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	465	462
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,490
Series 2023-D-3, 6.44%, 12/16/30	820	822
CarMax Auto Owner Trust 2024-1
Series 2024-A4-1, 4.94%, 12/15/27	470	469
Series 2024-C-1, 5.47%, 12/15/27	905	904
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	114	110
Cedar Funding Ltd
Series 2021-A-14A, 6.68%, (3 Month Term SOFR + 1.36%), 07/15/33 (d)	3,070	3,070
CIFC Funding 2014-II-R, Ltd.
Series 2014-A1-2RA, 6.63%, (3 Month Term SOFR + 1.31%), 04/24/30 (d)	1,125	1,125
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.63%, (3 Month Term SOFR + 1.31%), 07/15/33 (d)	905	905
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,208	984
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,423	3,294
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	1,206	1,009
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	97	91
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,033	844
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.96%, 02/12/47 (d)	1,048	991
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	2,022
Series 2014-D-CR19, REMIC, 4.62%, 08/12/24 (d)	760	706
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,810
COMM 2017-PANW Mortgage Trust
Series 2017-A-PANW, REMIC, 3.24%, 10/11/24	100	92
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (d)	1,610	1,441
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	659
CSMC 2019-ICE4
Series 2019-C-ICE4, REMIC, 6.80%, (1 Month Term SOFR + 1.48%), 05/15/36 (d)	2,673	2,671
Series 2019-D-ICE4, REMIC, 6.97%, (1 Month Term SOFR + 1.65%), 05/15/36 (d)	1,960	1,958
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	869	813
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-1A, 4.76%, 03/20/29	350	329
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	211	194
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	451	391
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	181
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	433
Series 2024-A4-1A, 4.93%, 03/22/27	120	119
Driven Brands Funding, LLC
Series 2018-A2-1A, 4.74%, 04/20/25	613	604
Series 2019-A2-1A, 4.64%, 04/22/26	409	396
Series 2019-A2-2A, 3.98%, 10/20/26	622	585
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.76%, (3 Month Term SOFR + 1.36%), 07/17/34 (d)	2,660	2,661
Elara HGV Timeshare Issuer 2017-A, LLC
Series 2017-A-A, REMIC, 2.69%, 03/25/30	103	102
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	478	459
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	817	825
Series 2023-C-A, 7.30%, 11/25/30	703	708
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	192	180
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	255	209
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	223	183
Ellington Financial Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	626	505
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	608	484
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,370

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,324
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	181
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	1,720	1,688
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,689
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	270	238
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 6.00%, (1 Month Term SOFR + 0.96%), 08/25/41 (d)	389	372
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	945	923
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,697
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,309
Ford Credit Auto Owner Trust 2023-B
Series 2023-B-B, 6.20%, 03/15/26	475	478
Series 2023-C-B, 6.43%, 05/15/26	895	912
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	986
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,212
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	129	114
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	56	52
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	113	107
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	744
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (d)	1,170	958
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,619
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,428
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	984
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	803
GoldenTree Loan Opportunities XI, Ltd
Series 2015-CR2-11A, 7.31%, (3 Month Term SOFR + 2.01%), 01/21/31 (d)	1,570	1,566
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.47%, (1 Month Term SOFR + 1.15%), 12/15/36 (d) (f)	797	797
Series 2019-C-WOLF, REMIC, 7.07%, (1 Month Term SOFR + 1.75%), 12/15/36 (d) (f)	914	912
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 06/16/36 (d)	1,720	1,385
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.13%, 07/25/44 (d)	19	19
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25 (g)	926	886
Series 2020-A2-1A, 3.98%, 12/20/27	1,988	1,779
Series 2021-A2-1A, 2.87%, 06/20/28	541	459
Series 2018-A23-1A, 5.71%, 06/20/28	931	886
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	525	500
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	394	380
HPEFS Equipment Trust 2021-2
Series 2021-D-2A, 1.29%, 01/20/25	1,075	1,052
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,823
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	402
Series 2023-D-2A, 6.97%, 07/20/26	405	406
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,160	2,150
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	970	787
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	2,970	2,936
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 7.04%, (1 Month Term SOFR + 1.71%), 09/17/29 (d) (f)	1,195	935
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 7.45%, (1 Month Term SOFR + 1.88%), 10/17/33 (d)	2,420	2,269
Series 2020-C-609M, REMIC, 7.85%, (1 Month Term SOFR + 2.28%), 10/17/33 (d)	1,955	1,716
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	275	240
Series 2020-A11-INV1, REMIC, 6.00%, (1 Month Term SOFR + 0.94%), 03/25/43 (d)	168	161
Jamestown CLO Ltd
Series 2018-B-6RA, 7.59%, (3 Month Term SOFR + 2.26%), 04/25/30 (d)	615	615
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	399	339
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	263	258
KKR CLO 29 Ltd.
Series A-29A, 6.78%, (3 Month Term SOFR + 1.46%), 01/15/32 (d)	2,750	2,751
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 08/15/26 (d)	2,405	2,311
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,297
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 6.55%, (3 Month Term SOFR + 1.23%), 07/28/31 (d)	3,009	3,005
Series 2017-BR-23A, 7.13%, (3 Month Term SOFR + 1.81%), 07/28/31 (d)	2,005	2,005
Madison Park Funding XXIX LTD
Series 2018-BR-29A, 0.00%, (3 Month Term SOFR + 0.00%), 10/18/30 (d)	3,210	3,211
Madison Park Funding XXX, Ltd.
Series 2019-AR-33A, 6.60%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,151
Magnetite XXV, Limited
Series 2020-A-25A, 6.79%, (3 Month Term SOFR + 1.46%), 01/26/32 (d)	2,020	2,022
Marathon Static CLO 2022-18 Ltd
Series 2022-A1R2-18A, 6.48%, (3 Month Term SOFR + 1.15%), 07/22/30 (d)	2,340	2,340
Marble Point CLO XII Ltd.
Series 2018-A-1A, 6.59%, (3 Month Term SOFR + 1.27%), 07/16/31 (d)	1,130	1,131
Marble Point CLO XIV Ltd
Series 2018-A12R-2A, 6.52%, 01/20/32 (d)	3,730	3,730
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	392	360
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.11%, (3 Month Term SOFR + 1.73%), 10/18/33 (d)	970	973
Series 2022-BR-11A, 8.03%, (3 Month Term SOFR + 2.65%), 10/18/33 (d)	1,460	1,465
Mill City Mortgage Loan Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (d)	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	334
MMAF Equipment Finance LLC 2022-B
Series 2022-A2-B, 5.57%, 09/09/25	110	110
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,384
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 7.24%, (1 Month Term SOFR + 1.91%), 12/15/36 (d)	1,395	433
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2023-A2-NQM1, REMIC, 7.53%, 09/25/68 (f)	427	435
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	233	219
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	356	335
Series 2020-B-1A, 2.73%, 10/20/37	633	598
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	2,608	2,565
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	1,512	1,552
Series 2023-B-2A, 6.33%, 11/20/40	329	336
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	853	799
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	3,338	3,093
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	515	501
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	874	832
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	1,069	998
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	603	545
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	398	359
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	364	333
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-A-1, 6.18%, 08/25/25	1,055	1,063
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,339	1,197
Nelnet, Inc.
Series 2005-A4-4, 5.79%, (SOFR 90-Day Average + 0.44%), 03/22/32 (d)	696	671
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 6.56%, (3 Month Term SOFR + 1.25%), 01/20/32 (d)	1,955	1,957
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,143	2,742
NLT 2021-INV2 Trust
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	850	696
Oaktree CLO 2022-2 Ltd
Series 2022-A1R-2A, 6.86%, (3 Month Term SOFR + 0.00%), 07/15/33 (d)	2,935	2,934
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 07/25/24 (d)	254	251
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 6.34%, (1 Month Term SOFR + 1.01%), 09/25/59 (d)	274	262
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 6.19%, (1 Month Term SOFR + 0.86%), 02/25/27 (d)	279	266
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	574	503
Series 2020-2A2-EXP1, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 01/26/60 (d)	311	297
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	773	654
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	190	159
OBX 2020-EXP3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	840	714
OBX 2023-NQM9 Trust
Series 2023-A2-NQM9, REMIC, 7.51%, 10/25/63 (f)	117	119
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,609	1,393
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 6.54%, (3 Month Term SOFR + 1.22%), 07/15/30 (d)	2,992	2,994
Series 2017-A2R-13A, 7.13%, (3 Month Term SOFR + 1.81%), 07/15/30 (d)	3,160	3,160
Octagon Investment Partners 39, Ltd
Series 2018-AR-3A, 6.48%, (3 Month Term SOFR + 0.00%), 10/20/30 (d)	3,065	3,067
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,429
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	358	349
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	380	380
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	438
Series 2023-C-3A, 6.74%, 05/20/27	145	146
Series 2023-D-3A, 7.58%, 12/20/27	120	124
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 6.39%, (1 Month Term SOFR + 1.06%), 03/17/36 (d)	3,445	3,279
Series 2021-C-PARK, REMIC, 6.54%, (1 Month Term SOFR + 1.21%), 03/17/36 (d)	1,840	1,732
OZLM Funding II Ltd
Series 2012-A1A2-2A, 6.51%, 07/30/31 (d)	2,385	2,392
OZLM XXI Ltd
Series 2017-A1R-21A, 6.47%, (3 Month Term SOFR + 1.15%), 01/21/31 (d)	3,705	3,705
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,384	1,355
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	175	175
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	99	98
Series 2022-C-B, 5.92%, 08/16/32	357	354
Series 2022-A2-C, 6.02%, 12/15/32	489	490
Series 2022-B-C, 6.45%, 12/15/32	1,575	1,576
Series 2023-A2-B, 5.64%, 12/15/33	353	353
Series 2023-D-B, 6.66%, 12/15/33	1,075	1,081
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,430	1,391
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	3,100	2,979
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,313
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,348
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,498
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	560
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,300
Series 2020-2C-1, 1.88%, 01/15/26	730	682
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,972
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,113
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	460	460
Series 2024-A4-A, 5.24%, 07/20/26	440	440
SCG 2023-NASH Mortgage Trust
Series 2023-A-NASH, REMIC, 7.72%, 12/15/28 (d)	1,205	1,212
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,845	1,864
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	15	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	115	105
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	230	211
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	508
Series 2024-C-1A, 5.51%, 01/20/32	170	170
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 05/25/65	814	715
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	473	469
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	212	205
SMB Private Education Loan Trust 2014-A
Series 2014-A3-A, 6.94%, (1 Month Term SOFR + 1.61%), 04/15/32 (a) (d)	105	105
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 6.54%, (1 Month Term SOFR + 1.21%), 09/15/34 (d)	301	301
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.16%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	1,426	1,418
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,796	2,543
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	419	377
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	2,021	1,834
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	682	655
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	645	594
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	553	495
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	2,361	1,955
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 6.60%, (3 Month Term SOFR + 1.28%), 01/15/34 (d)	2,710	2,710
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.76%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,290	1,288
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 7.04%, (3 Month Term SOFR + 1.71%), 10/25/29 (d)	3,330	3,288
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 0.00%, 10/20/30 (d)	4,410	4,410
Towd Point Mortgage Trust 2017-1
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (d)	7	7
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	193	190
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	132	128
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	453	390
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	213	214
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	587	509
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	1,427	1,428
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (f)	862	834
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (f)	268	262
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (f)	358	350
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	428	413
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (f)	9	8
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	275	255
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	476	409
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	284	244
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	400	347
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	805	670
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d) (f)	3,091	2,678
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	695	611
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,362	2,999
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	990	1,007
Verus Securitization Trust 2023-INV3
Series 2023-A2-INV3, REMIC, 7.33%, 11/25/68 (d)	412	421
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	179	168
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	254	245
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,455	2,480
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,211
World Omni Select Auto Trust 2020-A
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,368
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	760
Total Non-U.S. Government Agency Asset-Backed Securities (cost $324,345)		312,673
GOVERNMENT AND AGENCY OBLIGATIONS 24.8%
U.S. Treasury Note 18.4%
Treasury, United States Department of
4.50%, 11/15/25 (h)	1,740	1,732
4.88%, 11/30/25	4,870	4,878
4.00%, 12/15/25	12,765	12,607
4.25%, 12/31/25 - 01/31/26	98,100	97,326
4.63%, 02/28/26	55,815	55,771
4.50%, 03/31/26 - 07/15/26	44,135	44,039
		216,353
Mortgage-Backed Securities 5.0%
Federal Home Loan Mortgage Corporation
6.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	3	3
6.32%, (1 Year Treasury + 2.25%), 09/01/33 (d)	8	8
6.00%, 09/01/34 - 02/01/53	1,171	1,201
6.21%, (1 Year Treasury + 2.11%), 10/01/34 (d)	6	6
3.00%, 11/01/34 - 06/01/52	1,504	1,310
6.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	4	5
6.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	4	4
6.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	10	10
5.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	3	3
6.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	3	3
6.04%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	6	6
6.06%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	2	2
6.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	6	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
6.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	9	9
6.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	8	8
5.66%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	81	83
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	168	170
5.62%, (1 Year USD LIBOR + 1.68%), 10/01/35 (d)	21	21
5.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	37	38
1.50%, 02/01/36	1,624	1,413
5.78%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	39	39
4.50%, 04/01/38	1,372	1,350
7.50%, 06/01/38	146	153
7.00%, 03/01/39	166	174
5.00%, 12/01/41	291	293
4.00%, 12/01/49	480	452
2.50%, 01/01/52	2,601	2,174
5.50%, 08/01/53	1,713	1,708
Federal National Mortgage Association, Inc.
5.50%, 07/01/25 - 10/01/53	3,346	3,406
5.00%, 09/01/25 - 09/01/53	3,684	3,640
3.50%, 11/01/26 - 01/01/52	2,475	2,259
3.00%, 09/01/28 - 06/01/52	4,464	3,985
6.50%, 07/01/32 - 12/01/32	126	130
5.64%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
5.45%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	3	3
5.46%, (1 Year Treasury + 2.17%), 06/01/33 (d)	36	36
5.75%, (1 Year Treasury + 2.13%), 07/01/33 (d)	2	2
6.34%, (1 Year Treasury + 2.21%), 12/01/33 (d)	59	60
6.00%, 03/01/34 - 08/01/53	10,068	10,253
5.99%, (1 Year Treasury + 2.30%), 04/01/34 (d)	1	1
5.84%, (1 Year USD LIBOR + 1.59%), 10/01/34 (d)	2	2
5.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
5.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 - 12/01/34 (d)	13	13
6.39%, (1 Year Treasury + 2.36%), 11/01/34 (d)	48	49
5.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
5.92%, (1 Year USD LIBOR + 1.54%), 01/01/35 (d)	8	9
5.93%, (1 Year USD LIBOR + 1.55%), 01/01/35 (d)	7	7
5.94%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	6	7
5.97%, (1 Year USD LIBOR + 1.64%), 02/01/35 (d)	4	4
6.33%, (1 Year Treasury + 2.19%), 02/01/35 (d)	10	10
4.52%, (1 Year USD LIBOR + 1.37%), 03/01/35 (d)	6	6
4.93%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	11	12
5.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	67	69
5.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	54	55
4.52%, (1 Year USD LIBOR + 1.42%), 05/01/35 (d)	21	22
4.75%, (1 Year USD LIBOR + 1.65%), 05/01/35 (d)	8	8
4.97%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	38	39
5.78%, (1 Year Treasury + 2.30%), 06/01/35 (d)	55	56
5.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	43	44
5.55%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	19	20
5.37%, (1 Year USD LIBOR + 1.60%), 08/01/35 (d)	42	43
5.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	96	97
5.93%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	38	38
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	22	22
4.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	30	31
4.50%, 09/01/39 - 07/01/52	3,873	3,750
4.00%, 08/01/43 - 09/01/52	3,836	3,571
2.00%, 10/01/50	589	469
2.50%, 01/01/52	2,634	2,184
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	906	907
6.00%, 07/15/36	348	355
4.50%, 09/20/40 - 10/20/52	4,842	4,658
3.50%, 03/20/43 - 07/20/52	4,254	3,886
5.50%, 09/15/45 - 12/20/48	997	1,016
4.00%, 09/20/45 - 10/20/52	1,878	1,766
3.00%, 09/20/47 - 09/20/49	1,595	1,424
		59,081
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
2.38%, 10/15/28 (i)	5,701	5,837
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series PA-3713, REMIC, 2.00%, 02/15/40	219	215
Series 2021-M2-DNA7, REMIC, 7.12%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	900
Series 2022-M1A-HQA2, REMIC, 7.97%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	807	828
Series 2023-A1-HQA3, REMIC, 7.17%, (SOFR 30-Day Average + 1.85%), 11/25/43 (d)	520	526
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (d)	90	86
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.98%, (SOFR 30-Day Average + 3.66%), 01/25/27 (d)	874	907
Series 2017-1ED3-C05, REMIC, 6.63%, (SOFR 30-Day Average + 1.31%), 01/25/30 (d)	7	7
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,220	1,130
		4,599
Sovereign 0.2%
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,486
Municipal 0.2%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,758
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,047	1,021
Total Government And Agency Obligations (cost $294,812)		291,135
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.19% (j) (k)	4,198	4,198
T. Rowe Price Government Reserve Fund, 5.31% (j) (k)	25,304	25,304
		29,502
Commercial Paper 1.3%
Bacardi-Martini B.V.
5.88%, 04/25/24	3,110	3,096
Crown Castle Inc.
5.93%, 04/30/24	3,105	3,088
International Flavors & Fragrances Inc.
6.08%, 04/03/24	3,110	3,107
V.F. Corporation
6.39%, 07/23/24	3,085	3,028

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Walgreens Boots Alliance, Inc.
6.44%, 04/15/24	3,110	3,100
		15,419
Total Short Term Investments (cost $44,917)		44,921
Total Investments 102.7% (cost $1,229,607)		1,206,183
Other Derivative Instruments (0.0)%		(263)
Other Assets and Liabilities, Net (2.7)%		(31,137)
Total Net Assets 100.0%		1,174,783

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $168,971 and 14.4% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	60,561	56,363	25	—	—	4,198	0.4
JNL Government Money Market Fund, 5.29% - Class SL	71	201,860	201,931	177	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.31%	13,765	119,250	107,711	94	—	—	25,304	2.1
	13,836	381,671	366,005	296	—	—	29,502	2.5

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,486	3,486	0.3
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,913	2,906	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,443	3,355	0.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/14/24	2,475	2,471	0.2
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,543	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,181	4,023	0.3
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	880	885	0.1
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,521	1,451	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,058	2,881	0.3
		23,512	23,001	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,614	July 2024	330,357	(290)	(319)

Short Contracts
United States 10 Year Note	(138)	June 2024	(15,237)	11	(53)
United States 10 Year Ultra Bond	(226)	June 2024	(25,781)	(2)	(121)
United States 5 Year Note	(169)	July 2024	(18,061)	27	(25)
United States Ultra Bond	(19)	June 2024	(2,413)	(9)	(38)
				27	(237)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	557,454	—	557,454
Non-U.S. Government Agency Asset-Backed Securities	—	311,787	886	312,673
Government And Agency Obligations	—	291,135	—	291,135
Short Term Investments	29,502	15,419	—	44,921
	29,502	1,175,795	886	1,206,183
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(556)	—	—	(556)
	(556)	—	—	(556)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 81.8%
Energy 19.2%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,720	3,821
5.88%, 06/30/29 (a)	2,845	2,712
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	4,750	5,086
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	5,672	5,409
CVR Energy, Inc.
8.50%, 01/15/29 (a)	5,565	5,636
Enbridge Inc.
8.25%, 01/15/84 (b)	5,075	5,272
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	5,880	5,943
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	5,810	5,703
6.75%, (100, 05/15/25) (c)	650	639
8.00%, 05/15/54	5,983	6,255
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	2,920	2,739
4.75%, 01/15/31 (a)	2,975	2,771
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,200	3,239
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	1,750	1,609
Kinetik Holdings LP
6.63%, 12/15/28 (a)	6,375	6,484
Kodiak Gas Services, LLC
7.25%, 02/15/29 (a)	3,014	3,072
Matador Resources Company
6.50%, 04/15/32 (a)	2,240	2,244
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,384	5,515
PBF Holding Company LLC
7.88%, 09/15/30 (a)	5,660	5,865
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	5,315	5,510
Sunoco LP
4.50%, 05/15/29 - 04/30/30	6,215	5,741
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	5,215	5,245
Weatherford International Ltd.
8.63%, 04/30/30 (a)	5,453	5,693
		102,203
Consumer Discretionary 15.4%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	5,410	5,277
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	5,369	5,445
Carnival Corporation
6.00%, 05/01/29 (a)	5,280	5,214
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (a)	4,650	5,074
Clarios Global LP
8.50%, 05/15/27 (a)	5,120	5,127
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	1,143	1,026
EG Global Finance PLC
12.00%, 11/30/28 (a)	5,110	5,435
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	5,195	4,995
LGI Homes, Inc.
8.75%, 12/15/28 (a)	5,420	5,723
Life Time, Inc.
5.75%, 01/15/26 (a)	5,286	5,249
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (a)	9,864	9,791
Six Flags Operations Inc.
7.25%, 05/15/31 (a) (d)	5,723	5,795
Staples, Inc.
7.50%, 04/15/26 (a)	3,885	3,791
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,652	3,106
White Cap Parent, LLC
8.25%, 03/15/26 (a) (e)	6,905	6,898
Yum! Brands, Inc.
3.63%, 03/15/31	4,290	3,796
		81,742
Financials 13.2%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	5,195	5,253
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	9,639	10,548
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	5,105	5,493
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b)	4,485	4,580
FirstCash, Inc.
6.88%, 03/01/32 (a)	5,295	5,299
OneMain Finance Corporation
7.88%, 03/15/30	5,340	5,519
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	9,020	9,318
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)	5,350	5,445
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	5,558	5,712
PRA Group, Inc.
8.38%, 02/01/28 (a)	2,575	2,559
5.00%, 10/01/29 (a)	1,500	1,264
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,205	5,262
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a) (d)	5,653	4,171
		70,423
Industrials 7.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	5,745	5,790
American Airlines, Inc.
5.75%, 04/20/29 (a)	7,555	7,432
ARD Finance S.A.
6.50%, 06/30/27 (a) (e)	5,968	2,013
Bombardier Inc.
7.88%, 04/15/27 (a)	5,105	5,113
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	5,045	5,177
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (a)	2,663	1,982
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	5,245	5,231
MITER Brands Acquisition Holdco Inc
6.75%, 04/01/32 (a)	2,235	2,244
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a) (d)	5,795	5,725
		40,707
Consumer Staples 6.5%
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (a)	1,565	1,562
Coty Inc.
4.75%, 01/15/29 (a)	6,040	5,714
6.63%, 07/15/30 (a)	1,472	1,494
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	3,010	1,602
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,925	2,985
7.75%, 03/15/31 (a)	2,565	2,683
Sabre GLBL Inc.
11.25%, 12/15/27 (a)	5,600	5,257
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	9,647	9,261
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	3,680	3,823
		34,381

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Communication Services 5.6%
CCO Holdings, LLC
4.50%, 05/01/32	6,520	5,237
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,755	5,928
Dish Network Corporation
11.75%, 11/15/27 (a)	5,333	5,448
Level 3 Financing, Inc.
10.50%, 04/15/29 (a)	5,150	5,307
Outfront Media Capital Corporation
7.38%, 02/15/31 (a)	5,510	5,781
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,915
		29,616
Materials 4.3%
Element Solutions Inc.
3.88%, 09/01/28 (a)	5,800	5,316
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,540	5,271
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	5,663	5,431
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	2,560	1,647
Sealed Air Corporation
7.25%, 02/15/31 (a)	4,988	5,190
		22,855
Health Care 4.0%
Community Health Systems, Inc.
8.00%, 03/15/26 - 12/15/27 (a)	5,399	5,337
Heartland Dental, LLC
10.50%, 04/30/28 (a)	4,850	5,154
Herbalife International, Inc.
4.88%, 06/01/29 (a)	5,485	3,814
IQVIA Inc.
6.50%, 05/15/30 (a)	2,755	2,812
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)	4,695	4,279
		21,396
Utilities 2.9%
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,753	4,013
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	5,110	5,463
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	5,749	5,859
		15,335
Information Technology 1.9%
Seagate HDD Cayman
8.25%, 12/15/29 (a)	2,840	3,050
8.50%, 07/15/31 (a)	2,425	2,620
ViaSat, Inc.
6.50%, 07/15/28 (a)	5,710	4,408
		10,078
Real Estate 1.1%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	6,240	5,695
Total Corporate Bonds And Notes (cost $439,825)		434,431
SENIOR FLOATING RATE INSTRUMENTS 12.9%
Industrials 3.8%
Advisor Group, Inc.
2023 Term Loan B, 0.00%, (SOFR + 4.50%), 08/11/28 (f) (g)	1,055	1,059
2023 Term Loan B, 9.83%, (SOFR + 4.50%), 08/17/28 (f)	985	988
KNS Acquisition Corp.
Term Loan, 11.69%, (SOFR + 6.25%), 04/16/27 (f)	3,167	2,759
Magnite Inc
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 01/31/31 (f)	721	722
2024 Term Loan B, 9.79%, (6 Month Term SOFR + 4.50%), 01/31/31 (f)	721	722
2024 Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 01/31/31 (f)	3,823	3,824
Mileage Plus Holdings LLC
2020 Term Loan B, 10.73%, (3 Month Term SOFR + 5.25%), 06/21/27 (f)	4,227	4,347
Osaic Holdings Inc
Term Loan, 0.00%, (SOFR + 4.00%), 08/16/28 (f) (g)	706	708
WestJet Loyalty LP
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 02/01/31 (f) (g)	700	699
Term Loan B, 9.06%, (3 Month Term SOFR + 3.75%), 02/01/31 (f)	4,595	4,591
		20,419
Information Technology 2.7%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 02/07/31 (f) (g)	1,745	1,755
2024 1st Lien Term Loan, 8.82%, (1 Month Term SOFR + 3.50%), 02/07/31 (f)	3,460	3,479
Open Text Corporation
2023 Term Loan B, 8.18%, (SOFR + 2.75%), 01/31/30 (f)	2,117	2,119
UKG Inc.
2021 2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 05/03/27 (f) (g)	1,890	1,903
2024 Term Loan B, 0.00%, (SOFR + 3.50%), 01/30/31 (f) (g)	3,000	3,014
2024 Term Loan B, 8.82%, (SOFR + 3.50%), 01/30/31 (f)	2,255	2,266
		14,536
Consumer Discretionary 1.9%
Caesars Entertainment Inc.
2024 Term Loan B1, 8.04%, (3 Month Term SOFR + 2.75%), 01/24/31 (f)	6,575	6,575
Journey Personal Care Corp.
2021 Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (f)	3,831	3,765
		10,340
Health Care 1.0%
Surgery Center Holdings, Inc.
2023 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 12/05/30 (f)	5,250	5,271
Real Estate 1.0%
Vestis Corporation
Term Loan, 0.00%, (SOFR + 2.25%), 02/18/31 (f) (g)	1,210	1,208
Term Loan, 7.58%, (SOFR + 2.25%), 02/18/31 (f)	4,025	4,020
		5,228
Utilities 0.9%
GIP III Stetson I, L.P
2023 Term Loan B, 0.00%, (SOFR + 4.25%), 10/05/28 (f) (g)	1,230	1,233
2023 Term Loan B, 9.68%, (SOFR + 4.25%), 10/05/28 (f)	3,494	3,504
		4,737
Consumer Staples 0.9%
Naked Juice LLC
2nd Lien Term Loan, 11.45%, (SOFR + 6.00%), 01/25/30 (f)	5,594	4,505
Materials 0.4%
Staples, Inc.
7 Year Term Loan, 10.44%, (1 Month USD LIBOR + 5.00%), 04/05/26 (f)	2,375	2,349
Communication Services 0.3%
Life Time Fitness Inc
2023 1st Lien Term Loan B, 9.82%, (SOFR + 4.00%), 01/15/26 (f)	1,345	1,350
Total Senior Floating Rate Instruments (cost $69,577)		68,735

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.7%
Financials 0.7%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (h)	198	3,682
Total Preferred Stocks (cost $3,793)		3,682
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	1,055	1,026
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,003)		1,026
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (i)	5	8
Total Common Stocks (cost $16)		8
SHORT TERM INVESTMENTS 8.5%
Investment Companies 5.7%
JNL Government Money Market Fund - Class I, 5.19% (j) (k)	1,013	1,013
T. Rowe Price Government Reserve Fund, 5.31% (j) (k)	29,262	29,262
		30,275
Securities Lending Collateral 2.8%
JNL Government Money Market Fund - Class SL, 5.29% (j) (k)	14,580	14,580
Total Short Term Investments (cost $44,855)		44,855
Total Investments 104.1% (cost $559,069)		552,737
Other Assets and Liabilities, Net (4.1)%		(21,742)
Total Net Assets 100.0%		530,995

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $396,269 and 74.6% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of March 31, 2024.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after March 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	83,055	82,042	22	—	—	1,013	0.2
JNL Government Money Market Fund, 5.29% - Class SL	11,799	21,669	18,888	163	—	—	14,580	2.7
T. Rowe Price Government Reserve Fund, 5.31%	—	173,667	144,405	267	—	—	29,262	5.5
	11,799	278,391	245,335	452	—	—	44,855	8.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	434,431	—	434,431
Senior Floating Rate Instruments	—	68,735	—	68,735
Preferred Stocks	3,682	—	—	3,682
Non-U.S. Government Agency Asset-Backed Securities	—	1,026	—	1,026
Common Stocks	—	—	8	8
Short Term Investments	44,855	—	—	44,855
	48,537	504,192	8	552,737

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.6%
Financials 22.8%
American Express Company	297	67,688
Bank of America Corporation	2,255	85,525
Berkshire Hathaway Inc. - Class B (a)	401	168,413
Chubb Limited	74	19,243
Citigroup Inc.	759	47,999
CME Group Inc. - Class A	132	28,440
Corebridge Financial, Inc.	605	17,394
Corpay Inc (a)	64	19,809
East West Bancorp, Inc.	124	9,812
Fiserv, Inc. (a)	753	120,272
JPMorgan Chase & Co.	755	151,185
MetLife, Inc.	796	59,005
The Allstate Corporation	271	46,889
The Charles Schwab Corporation	650	47,028
The Goldman Sachs Group, Inc.	94	39,173
The Hartford Financial Services Group, Inc.	87	8,914
The PNC Financial Services Group, Inc.	100	16,236
The Progressive Corporation	116	24,027
The Travelers Companies, Inc.	205	47,114
Visa Inc. - Class A	104	28,962
Wells Fargo & Company	681	39,460
		1,092,588
Health Care 15.9%
Agilent Technologies, Inc.	33	4,744
AstraZeneca PLC - ADR	881	59,675
Bristol-Myers Squibb Company	103	5,559
Cencora, Inc.	315	76,526
Danaher Corporation	147	36,789
Elevance Health, Inc.	252	130,827
GE HealthCare Technologies Inc.	400	36,344
HCA Healthcare, Inc.	111	36,955
Hologic, Inc. (a)	192	14,968
Johnson & Johnson	566	89,471
Medtronic, Inc.	301	26,215
Merck & Co., Inc.	498	65,697
Tenet Healthcare Corporation (a)	326	34,297
The Cigna Group	105	37,990
Thermo Fisher Scientific Inc.	81	46,930
UnitedHealth Group Incorporated	119	59,076
		762,063
Industrials 13.9%
AMETEK, Inc.	244	44,663
Caterpillar Inc.	5	1,795
CSX Corporation	2,012	74,589
Cummins Inc.	179	52,639
Deere & Company	39	15,855
Dover Corporation	99	17,613
Ferguson Holdings Limited	88	19,178
General Dynamics Corporation	154	43,503
General Electric Company	411	72,143
Honeywell International Inc.	134	27,401
IDEX Corporation	119	29,046
L3Harris Technologies, Inc.	189	40,213
Norfolk Southern Corporation	126	32,233
Rockwell Automation, Inc.	145	42,155
Siemens Aktiengesellschaft - Class N	177	33,745
Union Pacific Corporation	218	53,518
Veralto Corporation	47	4,122
Westinghouse Air Brake Technologies Corporation	407	59,278
		663,689
Information Technology 10.8%
Adobe Inc. (a)	70	35,224
Amphenol Corporation - Class A	238	27,507
Analog Devices, Inc.	163	32,200
Applied Materials, Inc.	149	30,648
Intel Corporation	956	42,235
Keysight Technologies, Inc. (a)	184	28,696
Lam Research Corporation	34	33,212
Micron Technology, Inc.	493	58,132
Microsoft Corporation	56	23,665
NXP Semiconductors N.V.	109	27,045
Qualcomm Incorporated	297	50,214
Salesforce, Inc.	69	20,631
TE Connectivity Ltd. (b)	277	40,250
Texas Instruments Incorporated	395	68,880
		518,539
Energy 10.5%
Chevron Corporation	117	18,505
ConocoPhillips	715	91,052
Diamondback Energy, Inc.	125	24,791
EQT Corporation	1,440	53,386
Exxon Mobil Corporation	469	54,563
Halliburton Company	2,183	86,069
Kinder Morgan, Inc.	844	15,486
Phillips 66	93	15,191
Pioneer Natural Resources Company	38	10,027
Range Resources Corporation	1,711	58,905
Schlumberger Limited	1,088	59,616
The Williams Companies, Inc.	368	14,354
		501,945
Consumer Staples 8.7%
Coca-Cola Company, The	947	57,918
Colgate-Palmolive Company	596	53,634
Dollar Tree, Inc. (a)	22	2,976
Kenvue Inc.	5,176	111,081
Keurig Dr Pepper Inc.	329	10,084
Mondelez International, Inc. - Class A	747	52,295
Procter & Gamble Company, The	416	67,551
Walmart Inc.	1,036	62,360
		417,899
Consumer Discretionary 5.5%
AutoZone, Inc. (a)	9	28,365
Booking Holdings Inc.	14	51,897
Compagnie Financiere Richemont SA	145	22,075
Hilton Worldwide Holdings Inc.	75	16,062
Home Depot, Inc. , The	121	46,400
McDonald's Corporation	82	23,252
Norwegian Cruise Line Holdings Ltd. (a)	691	14,454
Service Corporation International	212	15,716
Tractor Supply Company	79	20,702
Ulta Beauty, Inc. (a)	47	24,680
		263,603
Utilities 3.9%
Ameren Corporation	527	38,941
Constellation Energy Group, Inc.	396	73,170
NextEra Energy, Inc.	746	47,681
The Southern Company	67	4,828
XCEL Energy Inc.	415	22,306
		186,926
Materials 3.9%
Franco-Nevada Corporation	150	17,910
Freeport-McMoRan Inc.	922	43,362
Linde Public Limited Company	111	51,331
Martin Marietta Materials, Inc.	26	15,931
MOS Holdings Inc.	427	13,873
Nutrien Ltd. (c)	188	10,226
Southern Copper Corporation	125	13,339
Wheaton Precious Metals Corp.	425	20,015
		185,987
Real Estate 2.4%
Equity Lifestyle Properties, Inc.	349	22,506
ProLogis Inc.	113	14,739
Public Storage Operating Company	135	39,232
Weyerhaeuser Company	1,024	36,773
		113,250
Communication Services 1.3%
Comcast Corporation - Class A	397	17,206
T-Mobile USA, Inc.	292	47,665
		64,871
Total Common Stocks (cost $3,961,906)		4,771,360

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	3,386	3,386
T. Rowe Price Government Reserve Fund, 5.31% (d) (e)	4,368	4,368
		7,754
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	1,588	1,588
Total Short Term Investments (cost $9,342)		9,342
Total Investments 99.8% (cost $3,971,248)		4,780,702
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 0.2%		9,667
Total Net Assets 100.0%		4,790,373

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	443	30,714	27,771	18	—	—	3,386	0.1
JNL Government Money Market Fund, 5.29% - Class SL	—	21,794	20,206	8	—	—	1,588	—
T. Rowe Price Government Reserve Fund, 5.31%	51,263	70,623	117,518	94	—	—	4,368	0.1
	51,706	123,131	165,495	120	—	—	9,342	0.2

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/31/22	34,972	40,250	0.8

JNL/T. Rowe Price Value Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	JPM	04/02/24	CHF	856	950	4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,715,540	55,820	—	4,771,360
Short Term Investments	9,342	—	—	9,342
	4,724,882	55,820	—	4,780,702
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	4	—	4
	—	4	—	4

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 88.6%
China 70.6%
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	14	111
Beijing New Building Material (Group) Co., Ltd. - Class A	36	143
Bondex Supply Chain Management Co., ltd. - Class A	16	129
China Overseas Holdings Limited	280	155
Cloud Village Inc. (b)	12	145
Eastroc Beverage(Group) Co., Ltd. - Class A	5	135
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	39	196
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	36	142
Kweichow Moutai Co., Ltd. - Class A	1	236
Li Ning Company Limited	78	207
NARI Technology Co., Ltd. - Class A	41	138
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	1	131
Qingdao Haier Biomedical Co Ltd - Class A	35	138
Qingdao Hiron Commercial Cold Chain Co., ltd. - Class A	51	109
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	76	131
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	4	140
Shenzhou International Group Holdings Limited	28	264
Tencent Holdings Limited	13	495
TravelSky Technology Limited - Class H	178	216
Warom Technology Incorporated Company - Class A	67	183
Xi'An Sinofuse Electric Co., Ltd - Class A	9	113
Zhejiang Jiemei Electronic and Technology Co., ltd. - Class A	60	179
ZTO Express (Cayman) Inc. - Class A - ADR	5	113
		3,949
Hong Kong 8.2%
AIA Group Limited	26	172
Hong Kong Exchanges and Clearing Limited	4	117
Techtronic Industries Company Limited	12	167
		456
Taiwan 4.9%
Airtac International Group	4	139
Allied Supreme Corp.	10	136
		275
Singapore 2.9%
ASMPT Limited	13	161
Netherlands 2.0%
Prosus N.V. - ADR	18	112
Total Common Stocks (cost $5,877)		4,953
SHORT TERM INVESTMENTS 5.1%
Investment Companies 5.1%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	286	286
Total Short Term Investments (cost $286)		286
Total Investments 93.7% (cost $6,163)		5,239
Other Assets and Liabilities, Net 6.3%		354
Total Net Assets 100.0%		5,593

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	275	1,590	1,579	3	—	—	286	5.1
JNL Government Money Market Fund, 5.29% - Class SL	102	126	228	1	—	—	—	—
	377	1,716	1,807	4	—	—	286	5.1

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	204	111	2.0
Fuyao Glass Industry Group Co., Ltd. - Class H	10/16/23	185	196	3.5
		389	307	5.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	356	4,597	—	4,953
Short Term Investments	286	—	—	286
	642	4,597	—	5,239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.7%
United States of America 14.7%
Accenture Public Limited Company - Class A	105	36,543
AON Public Limited Company - Class A	162	53,939
Arch Capital Group Ltd. (a)	518	47,875
EPAM Systems, Inc. (a)	85	23,498
Ferguson Holdings Limited	247	53,939
Waste Connections, Inc.	234	40,184
		255,978
France 10.1%
L'Oreal	81	38,117
LVMH Moet Hennessy Louis Vuitton	51	45,427
Safran	252	57,062
Schneider Electric SE	155	34,940
		175,546
Netherlands 9.9%
Adyen N.V. (a) (b)	35	58,938
ASM International N.V.	92	56,538
ASML Holding N.V. - ADR	59	57,531
		173,007
United Kingdom 9.8%
AstraZeneca PLC	305	41,004
BAE Systems PLC	3,559	60,710
Compass Group PLC	1,086	31,857
Experian PLC	869	37,819
		171,390
Canada 9.2%
Canadian Natural Resources Limited	456	34,814
Canadian Pacific Kansas City Limited	1,009	88,961
Thomson Reuters Corporation	231	35,942
		159,717
Ireland 9.1%
Icon Public Limited Company (a)	245	82,193
Linde Public Limited Company	79	36,799
Steris Public Limited Company	173	38,950
		157,942
Denmark 6.3%
Novo Nordisk A/S - Class B	848	109,151
Brazil 5.3%
MercadoLibre, Inc. (a)	33	50,404
NU Holdings Ltd. - Class A (a)	3,452	41,187
		91,591
Italy 5.0%
Ferrari N.V.	198	86,259
Japan 4.7%
Advantest Corporation	932	41,452
Keyence Corporation	86	40,033
		81,485
Australia 3.1%
Atlassian Corporation - Class A (a)	281	54,780
Sweden 2.6%
Evolution AB (publ) (b)	360	44,680
India 2.5%
ICICI Bank Limited - ADR	1,652	43,620
Switzerland 2.0%
UBS Group AG	1,121	34,473
South Korea 1.9%
Coupang, Inc. - Class A (a)	1,882	33,485
Israel 1.5%
Monday.Com Ltd. (a)	113	25,603
Total Common Stocks (cost $1,238,327)		1,698,707
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	38,520	38,520
Total Short Term Investments (cost $38,520)		38,520
Total Investments 99.9% (cost $1,276,847)		1,737,227
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.1%		1,148
Total Net Assets 100.0%		1,738,380

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	8,496	168,108	138,084	289	—	—	38,520	2.2
JNL Government Money Market Fund, 5.29% - Class SL	—	41,580	41,580	55	—	—	—	—
	8,496	209,688	179,664	344	—	—	38,520	2.2

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	09/24/20	41,781	58,938	3.4
Evolution AB (publ)	04/08/21	50,261	44,680	2.6
		92,042	103,618	6.0

JNL/WCM Focused International Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SEK	BBH	04/02/24	SEK	(6,974)	(652)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	202,039	53,939	—	255,978
France	—	175,546	—	175,546
Netherlands	57,531	115,476	—	173,007
United Kingdom	—	171,390	—	171,390
Canada	159,717	—	—	159,717
Ireland	157,942	—	—	157,942
Denmark	—	109,151	—	109,151
Brazil	91,591	—	—	91,591
Italy	—	86,259	—	86,259
Japan	—	81,485	—	81,485
Australia	54,780	—	—	54,780
Sweden	—	44,680	—	44,680
India	43,620	—	—	43,620
Switzerland	—	34,473	—	34,473
South Korea	33,485	—	—	33,485
Israel	25,603	—	—	25,603
Short Term Investments	38,520	—	—	38,520
	864,828	872,399	—	1,737,227
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	5	—	5
	—	5	—	5

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
CORPORATE BONDS AND NOTES 43.3%
Energy 11.9%
Alliance Resource Operating Partners, L.P.
7.50%, 05/01/25 (a)	996	994
California Resources Corporation
7.13%, 02/01/26 (a)	1,042	1,048
Callon Petroleum Company
6.38%, 07/01/26	310	313
7.50%, 06/15/30 (a)	816	864
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (a)	2,422	2,419
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	195	201
PGS ASA
13.50%, 03/31/27	1,000	1,107
		6,946
Consumer Discretionary 9.0%
Aramark Services, Inc.
5.00%, 04/01/25 (a)	459	456
Carriage Services, Inc.
4.25%, 05/15/29 (a) (b)	1,533	1,360
Entertainment Studios, Inc.
10.50%, 02/15/28 (a)	1,365	626
Everi Holdings Inc.
5.00%, 07/15/29 (a)	308	305
Grubhub Holdings Inc.
5.50%, 07/01/27 (a)	219	199
Light and Wonder International, Inc.
7.00%, 05/15/28 (a) (b)	1,247	1,257
Valvoline, Inc.
4.25%, 02/15/30 (a) (b)	1,042	1,041
		5,244
Communication Services 5.7%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (a)	1,024	847
Connect Finco SARL
6.75%, 10/01/26 (a)	776	762
Getty Images, Inc.
9.75%, 03/01/27 (a) (b)	1,229	1,227
TechTarget, Inc.
0.00%, 12/15/26 (c) (d)	498	474
		3,310
Financials 4.9%
Intercontinental Exchange, Inc.
3.65%, 05/23/25	307	301
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	358	356
NFP Corp.
4.88%, 08/15/28 (a) (b)	1,089	1,091
6.88%, 08/15/28 (a) (b)	1,080	1,094
		2,842
Industrials 4.3%
IEA Energy Services LLC
6.63%, 08/15/29 (a)	1,184	1,142
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (a) (b)	1,304	1,294
PGT Innovations, Inc.
4.38%, 10/01/29 (a)	75	77
		2,513
Consumer Staples 3.4%
La Financiere de l'Europe
4.00%, 05/15/24, EUR (e)	352	308
5.13%, 05/15/25, EUR (e)	335	278
Vector Group Ltd.
10.50%, 11/01/26 (a)	1,025	1,031
Verscend Escrow Corp
9.75%, 08/15/26 (a)	359	360
		1,977
Information Technology 2.1%
Splunk Inc.
1.13%, 06/15/27 (b) (c)	1,259	1,256
Health Care 2.0%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (a)	321	307
3.50%, 04/01/30 (a)	213	204
Cerevel Therapeutics Holdings, Inc.
2.50%, 08/15/27 (a) (c)	581	649
		1,160
Total Corporate Bonds And Notes (cost $26,141)		25,248
COMMON STOCKS 27.1%
Financials 6.5%
Aimfinity Investment Corp. I (f)	3	38
Alchemy Investments Acquisition Corp 1 - Class A (f)	12	130
Alpha Star Acquisition Corporation (f)	6	70
ALTC Acquisition Corp. - Class A (f)	1	8
AP Acquisition Corp - Class A (f)	12	137
Blue World Acquisition Corporation - Class A (f)	5	52
Bowen Acquisition Corp. (f)	6	63
Bukit Jalil Global Acquisition 1 Ltd (f)	8	85
byNordic Acquisition Corporation - Class A (f)	5	50
Cartica Acquisition Corp. - Class A (f)	7	74
Clean Energy Special Situations Corp. (f)	19	212
Direct Selling Acquisition Corp. - Class A (f)	6	67
Discover Financial Services	2	300
Distoken Acquisition Corporation (f)	6	69
Feutune Light Acquisition Corporation - Class A (f)	3	31
Fintech Ecosystem Development Corp. - Class A (f)	4	41
Fortune Rise Acquisition Corporation - Class A (f)	45	505
Golden Star Acquisition Corporation (f)	7	73
Haymaker Acquisition Corp. IV - Class A (f)	7	78
Hudson Acquisition I Corp. (f)	4	39
Inflection Point Acquisition Corp. II - Class A (f)	13	132
Investcorp India Acquisition Corp. - Class A (f)	25	275
National Western Life Group, Inc. - Class A	1	430
Oak Woods Acquisition Corporation - Class A (f)	8	89
Perception Capital Corp. III - Class A (f)	2	23
Plum Acquisition Corp. I - Class A (f)	11	119
Plutonian Acquisition Corp. (f)	6	66
PowerUp Acquisition Corp. - Class A (f)	1	10
Project Energy Reimagined Acquisition Corp. - Class A (f) (g)	6	66
TenX Keane Acquisition (f)	8	86
TKB Critical Technologies 1 - Class A (f)	9	95
TMT Acquisition Corp (f)	11	118
Tristar Acquisition I Corp. - Class A (f)	4	49
Twelve Seas Investment Company II - Class A (f)	9	100
		3,780
Energy 4.5%
Enerplus Corporation	9	177
Equitrans Midstream Corporation	63	791
Euronav (f) (g)	21	383
Phillips 66 (h)	2	279
Pioneer Natural Resources Company (b)	2	412
Southwestern Energy Company (f)	73	554
		2,596
Health Care 4.2%
Amedisys, Inc. (f)	2	188
BioMarin Pharmaceutical Inc. (f) (h)	4	393
Catalent, Inc. (b) (f)	17	971
Inhibrx, Inc. (f)	4	146
Olink Holding AB (Publ) - ADR (f)	31	727
		2,425
Industrials 3.6%
Carrier Global Corporation (b) (h)	29	1,674
McGrath RentCorp	3	394
SP Plus Corporation (f)	—	12
		2,080
Consumer Staples 3.2%
Albertsons Companies, Inc. - Class A (b) (h)	32	676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Gold Flora Corporation (f)	9	3
Kenvue Inc. (b) (h)	56	1,195
		1,874
Consumer Discretionary 1.8%
ETSY, Inc. (f) (h)	5	371
M.D.C. Holdings, Inc. (h)	3	170
Neogames S.A. (f)	11	313
Vizio Holding Corp. - Class A (f) (h)	18	197
		1,051
Materials 1.5%
Haynes International, Inc.	4	242
Teck Resources Limited - Class B (b) (h)	8	389
United States Steel Corporation (h)	3	140
Vale S.A. - ADR (h)	9	111
		882
Real Estate 1.0%
Crown Castle Inc. (b) (h)	5	519
Tricon Residential Inc.	7	76
		595
Communication Services 0.6%
Liberty Media Corporation - Series A (f) (h)	12	369
Information Technology 0.2%
ANSYS, Inc. (f)	—	132
Total Common Stocks (cost $15,295)		15,784
OTHER EQUITY INTERESTS 5.3%
Altaba Inc. (f) (i) (j)	1,301	3,076
Pershing Square Tontine Holdings, Ltd. (f) (i) (j)	16	—
Total Other Equity Interests (cost $16,120)		3,076
INVESTMENT COMPANIES 4.9%
Ares Dynamic Credit Allocation Fund, Inc.	2	35
BlackRock MuniYield Quality Fund III, Inc.	10	113
Blackstone Senior Floating Rate 2027 Term Fund	12	166
Blackstone Strategic Credit Fund	14	172
First Trust Senior Floating Rate Income Fund II	3	35
Franklin Universal Trust	40	263
Invesco Municipal Opportunity Trust	27	260
Invesco Value Municipal Income Trust	11	133
Nuveen Amt-Free Municipal Credit Income Fund	4	52
Nuveen AMT-Free Quality Municipal Income Fund	49	542
Nuveen Credit Strategies Income Fund	64	358
Nuveen Enhanced Municipal Credit Income Fund	21	258
Nuveen Municipal Value Fund	25	219
Nuveen New York AMT-Free Quality Municipal Income Fund	12	125
Nuveen Preferred and Income Term Fund	5	97
Saba Capital Income & Opportunities Fund	4	31
Total Investment Companies (cost $2,910)		2,859
PREFERRED STOCKS 4.4%
Financials 2.5%
Federal Home Loan Mortgage Corporation (f) (k) (l)	316	1,194
Federal National Mortgage Association, Inc. - Series S (f) (k) (l)	62	248
		1,442
Industrials 1.0%
Textainer Group Holdings Limited, 6.25%, (25, 12/15/26) (l)	8	204
Textainer Group Holdings Limited, 7.00%, (25, 06/15/26) (l)	15	389
		593
Energy 0.7%
NuStar Energy L.P., 12.47%, (25, 05/13/24) (l)	2	47
NuStar Energy L.P., 11.23%, (25, 05/13/24) (l)	7	183
NuStar Energy L.P., 12.36%, (25, 05/13/24) (l)	4	97
NuStar Logistics, L.P., 12.31%, 01/15/43	2	49
		376
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26	12	131
Total Preferred Stocks (cost $2,197)		2,542
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Communication Services 1.7%
Syniverse Holdings, Inc.
2022 Term Loan, 12.35%, (3 Month Term SOFR + 7.00%), 05/06/27 (m)	1,083	1,029
Industrials 1.7%
Verscend Holding Corp.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 08/27/25 (m)	977	977
Total Senior Floating Rate Instruments (cost $2,033)		2,006
RIGHTS 0.6%
Akouos, Inc. (f) (i)	11	8
Bristol-Myers Squibb Company (f) (i)	92	124
Bukit Jalil Global Acquisition 1 Ltd (f)	4	1
ESH Acquisition Corp. (f)	11	1
Golden Star Acquisition Corporation (f)	7	2
Pan American Silver Corp. (f)	429	192
Pershing Square SPARC Holdings, Ltd. (f) (i)	4	1
Spring Valley Acquisition Corp. II (f)	3	—
TMT Acquisition Corp (f)	8	1
Total Rights (cost $613)		330
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	307	294
Total Non-U.S. Government Agency Asset-Backed Securities (cost $293)		294
WARRANTS 0.1%
Achari Ventures Holdings Corp. I (f)	30	1
Airship AI Holdings Inc. (f)	90	41
Akazoo Internet and Digital Appliances Enterprises Services SA (f) (i)	120	—
Alchemy Investments Acquisition Corp 1 (f)	6	1
Allurion Technologies, Inc. (f)	6	1
Altenergy Acquisition Corp. (f)	2	—
Amprius Technologies Operating, Inc. (f)	10	3
Ares Acquisition Corp. (f)	11	2
Arogo Capital Acquisition Corporation (f)	6	—
Arrowroot Acquisition Corp. (f)	16	3
Bridger Aerospace Group Holdings, Inc. (f)	12	2
Bukit Jalil Global Acquisition 1 Ltd (f)	2	—
Buzzfeed, Inc. (f)	7	—
Capri Listco (f) (i)	14	—
Cartesian Growth Corporation II (f)	2	—
Cero Therapeutics Holdings, Inc. (f)	2	—
Cetus Capital Acquisition Corp. (f)	17	—
Corner Growth Acquisition Corp. (f)	4	1
ECARX Holdings Inc. (f)	12	—
EVe Mobility Acquisition Corp (f)	3	—
Evergreen Corp. (f)	6	1
Foxo Technologies Inc. (f) (i)	11	—
Freightos Ltd (f)	2	—
Getaround Operating, Inc. (f) (i)	5	—
Global Blockchain Acquisition Corp. (f)	23	—
Goal Acquisitions Corp. (f)	119	1
Grove Collaborative Holdings, Inc. (f) (i)	5	—
Haymaker Acquisition Corp. IV (f)	4	1
Inflection Point Acquisition Corp. II (f)	5	1
International Media Acquisition Corp. (f)	19	1
Jaws Mustang Acquisition Corp. (f)	8	2
Kaixin Auto Holdings (f)	123	—
Kensington Capital Acquisition Corp. V (f)	19	1
KLDiscovery Ontrack, LLC (f)	78	—
LeddarTech Holdings Inc. (f)	37	5
Moneylion Technologies Inc. (f)	34	3
Movella Holdings Inc. (f)	5	—
Near Intelligence, Inc. (f) (i)	10	—
New Horizon Aircraft Ltd. (f)	28	1
Newbury Street Acquisition Corporation (f)	13	1
Oak Woods Acquisition Corporation (f)	21	—
Pear Therapeutics (US), Inc. (f) (i)	16	—
Plum Acquisition Corp. I (f)	5	2
Pyrophyte Acquisition Corp. (f)	3	—
Q-Si Operations Inc. (f)	13	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
RMG Acquisition Corp. III (f)	9	1
Screaming Eagle Acquisition Corp. (f)	8	4
Slam Corp. (f)	10	2
Spring Valley Acquisition Corp. II (f)	1	—
Target Global Acquisition I Corp. (f)	4	—
Tevogen Bio Holdings Inc. (f)	3	—
Volato Group, Inc. (f)	5	1
Whole Earth Brands, Inc. (f)	10	—
XBP Europe Holdings, Inc. (f)	6	—
Zapp Electric Vehicles Group Limited (f)	5	—
Zeo Energy Corp. (f)	2	—
Total Warrants (cost $427)		86
SHORT TERM INVESTMENTS 9.6%
Investment Companies 9.6%
JNL Government Money Market Fund - Class I, 5.19% (n) (o)	5,623	5,623
Total Short Term Investments (cost $5,623)		5,623
Total Investments 99.2% (cost $71,652)		57,848
Total Securities Sold Short (16.5)% (proceeds $8,942)		(9,617)
Total Purchased Options 0.1% (cost $209)		85
Other Derivative Instruments (1.9)%		(1,102)
Other Assets and Liabilities, Net 19.1%		11,114
Total Net Assets 100.0%		58,328

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $21,211 and 36.4% of the Fund.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Convertible security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(h) All or a portion of the security is subject to a written call option.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.5% of the Fund’s net assets.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (16.5%)
COMMON STOCKS (15.5%)
Energy (13.0%)
Chesapeake Energy Corporation	(6)	(563)
Chevron Corporation	(37)	(5,912)
Chord Energy Corporation	(1)	(163)
EQT Corporation	(22)	(822)
Exxon Mobil Corporation	(1)	(120)
		(7,580)
Industrials (0.8%)
WillScot Mobile Mini Holdings Corp. - Class A	(10)	(477)
Financials (0.7%)
Brookfield Asset Management Ltd. - Class A	(2)	(63)
Capital One Financial Corporation	(2)	(347)
		(410)
Materials (0.5%)
WestRock Company	(5)	(265)
Health Care (0.4%)
Baxter International Inc.	(5)	(222)
Information Technology (0.1%)
Synopsys, Inc.	—	(75)
Total Common Stocks (proceeds $8,315)		(9,029)
GOVERNMENT AND AGENCY OBLIGATIONS (1.0%)
U.S. Treasury Note (1.0%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(588)
Total Government And Agency Obligations (proceeds $627)		(588)
Total Securities Sold Short (16.5%) (proceeds $8,942)		(9,617)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	—	37,212	31,589	54	—	—	5,623	9.6

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
La Financiere de l'Europe, 4.00%, 05/15/24	05/10/23	370	308	0.5
La Financiere de l'Europe, 5.13%, 05/15/25	05/10/23	282	278	0.5
		652	586	1.0

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Put	50.00	05/17/24	173	865	2
Ball Corporation	Put	45.00	05/17/24	44	198	—
Baxter International Inc.	Put	37.50	05/17/24	260	975	6
Baxter International Inc.	Put	30.00	05/17/24	152	456	12
BioMarin Pharmaceutical Inc.	Put	80.00	04/19/24	45	360	2
Carrier Global Corporation	Put	45.00	06/21/24	288	1,296	5
Cerevel Therapeutics Holdings, Inc.	Put	35.00	12/20/24	97	340	10
Crown Castle Inc.	Put	97.50	04/19/24	49	478	2
Crown Castle Inc.	Put	90.00	04/19/24	102	918	1
Endeavor Group Holdings, Inc.	Put	21.00	04/19/24	350	735	5
ETSY, Inc.	Put	60.00	06/21/24	54	324	13
Fidelity National Information Services, Inc.	Put	50.00	04/19/24	176	880	—
Kenvue Inc.	Put	18.00	04/19/24	557	1,003	1
Phillips 66	Put	105.00	04/19/24	17	179	—
SPDR S&P 500 ETF Trust	Put	505.00	04/19/24	101	5,101	10
SPDR S&P Retail ETF	Put	70.00	04/19/24	31	217	—
Teck Resources Limited	Put	35.00	04/19/24	69	242	—
Vale S.A.	Put	12.00	04/19/24	563	676	12
Vale S.A.	Put	11.00	04/19/24	291	320	1
Vale S.A.	Put	11.00	05/17/24	191	210	3
						85

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Albertsons Companies, Inc.	Call	25.00	04/19/24	26	65	—
Ball Corporation	Call	55.00	05/17/24	173	952	(228)
Ball Corporation	Call	50.00	05/17/24	44	220	(78)
Baxter International Inc.	Call	42.50	05/17/24	260	1,105	(52)
Baxter International Inc.	Call	35.00	05/17/24	75	263	(65)
BioMarin Pharmaceutical Inc.	Call	85.00	04/19/24	45	383	(16)
Carrier Global Corporation	Call	52.50	06/21/24	288	1,512	(203)
Cerevel Therapeutics Holdings, Inc.	Call	45.00	08/16/24	1	5	—
Cerevel Therapeutics Holdings, Inc.	Call	45.00	12/20/24	84	378	(1)
Crown Castle Inc.	Call	105.00	04/19/24	49	515	(17)
Endeavor Group Holdings, Inc.	Call	25.00	04/19/24	1,006	2,515	(134)
ETSY, Inc.	Call	65.00	06/21/24	54	351	(45)
Fidelity National Information Services, Inc.	Call	55.00	04/19/24	176	968	(338)
Juniper Networks, Inc.	Call	40.00	04/19/24	350	1,400	—
Kenvue Inc.	Call	20.00	04/19/24	557	1,114	(90)
Liberty Media Corporation	Call	25.00	04/19/24	124	310	(59)
M.D.C. Holdings, Inc.	Call	65.00	06/21/24	27	176	—
Phillips 66	Call	115.00	04/19/24	17	196	(82)
SPDR S&P 500 ETF Trust	Call	521.00	04/19/24	56	2,918	(43)
SPDR S&P 500 ETF Trust	Put	490.00	04/19/24	67	3,283	(3)
SPDR S&P Retail ETF	Put	64.00	04/19/24	31	198	—
Splunk Inc.	Call	155.00	04/19/24	43	667	(8)
Teck Resources Limited	Call	42.00	04/19/24	34	143	(15)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Teck Resources Limited	Call	40.00	04/19/24	51	204	(33)
United States Steel Corporation	Call	49.00	04/19/24	31	152	—
United States Steel Corporation	Call	47.00	04/19/24	86	404	(2)
United States Steel Corporation	Call	46.00	04/19/24	41	189	(1)
Vale S.A.	Call	12.00	05/17/24	191	229	(12)
Vale S.A.	Put	13.00	04/19/24	563	732	(50)
Vizio Holding Corp.	Call	11.00	04/19/24	49	54	(1)
Vizio Holding Corp.	Call	11.00	05/17/24	130	143	(2)
						(1,578)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/23/24	AUD	262	171	—
EUR/USD	GSC	04/16/24	EUR	37	40	(1)
EUR/USD	GSC	04/16/24	EUR	37	40	—
EUR/USD	GSC	07/16/24	EUR	120	130	(2)
EUR/USD	GSC	07/16/24	EUR	38	41	—
USD/AUD	GSC	04/23/24	AUD	(340)	(222)	2
USD/AUD	GSC	10/29/24	AUD	(1,365)	(891)	4
USD/EUR	GSC	04/16/24	EUR	(75)	(81)	1
USD/EUR	GSC	06/04/24	EUR	(896)	(969)	6
USD/EUR	JPM	06/12/24	EUR	(533)	(576)	7
USD/EUR	GSC	06/18/24	EUR	(351)	(380)	3
USD/EUR	GSC	06/20/24	EUR	(320)	(347)	3
USD/EUR	JPM	06/20/24	EUR	(346)	(375)	4
USD/EUR	GSC	07/16/24	EUR	(158)	(171)	—
USD/GBP	GSC	04/02/24	GBP	(162)	(205)	1
USD/GBP	GSC	04/10/24	GBP	(162)	(205)	—
USD/JPY	GSC	05/28/24	JPY	(222,951)	(1,486)	2
USD/JPY	GSC	07/17/24	JPY	(77,882)	(524)	6
USD/SEK	GSC	12/17/24	SEK	(221)	(21)	—
					(6,031)	36

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc. (MT) ‡	OBFR +0.00% (M)	BOA	12/22/24 ††	—	—	3
Bristol-Myers Squibb Company (MT) ‡	1M LIBOR +0.00% (Q)	BOA	12/20/24 ††	—	—	52
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/25 ††	20	—	6
Amedisys, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/01/24 ††	1,693	—	10
American Equity Investment Life Holding Company (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	1,061	—	10
Axonics, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	1,705	—	29
Ball Corporation (MT)	OBFR +0.61% (Q)	GSC	01/02/25 ††	1,248	—	212
Baxter International Inc. (MT)	OBFR +0.61% (Q)	GSC	01/18/25 ††	1,639	—	24
Capri Holdings Limited (MT)	OBFR +0.61% (Q)	GSC	08/24/24 ††	1,801	—	(52)
Cerevel Therapeutics Holdings, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	561	—	16
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	09/11/24 ††	317	—	(10)
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25 ††	85	—	11
Endeavor Group Holdings, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/23/24 ††	2,512	—	172
Euronav (MT)	OBFR +0.61% (Q)	GSC	09/19/24 ††	94	—	—
Fidelity National Information Services, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/16/24 ††	982	—	322
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/23/25 ††	5,669	—	277
JSR Corporation (MT)	OBFR +0.61% (Q)	GSC	06/30/24 ††	1,470	—	(3)
Juniper Networks, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/17/25 ††	1,612	—	(16)
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25 ††	20	—	—
McGrath RentCorp (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	736	—	(9)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	04/08/24 ††	217	—	61
Pioneer Natural Resources Company (MT)	OBFR +0.61% (Q)	GSC	11/27/24 ††	5,499	—	603
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/24 ††	73	—	1
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	02/10/25 ††	491	—	1
Smart Metering Systems PLC (MT)	OBFR +0.61% (Q)	GSC	01/12/25 ††	199	—	5
SP Plus Corporation (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	683	—	9
Thyssenkrupp AG (MT)	OBFR +0.61% (Q)	GSC	06/12/24 ††	949	—	(240)
United States Steel Corporation (MT)	OBFR +0.61% (Q)	GSC	08/17/24 ††	2,043	—	(8)
Vale S.A. (MT)	OBFR +0.61% (Q)	GSC	01/18/25 ††	480	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Vivendi SE (MT)	OBFR +0.55% (Q)	GSC	12/30/24 ††	418	—	52
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	04/20/24 ††	348	—	—
WestRock Company (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	2,639	—	256
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	04/17/24 ††	233	—	16
Euronav (MT)	OBFR +0.55% (Q)	JPM	12/16/24 ††	461	—	1
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	11/25/24 ††	987	—	172
Redrow PLC (MT)	OBFR +0.61% (Q)	JPM	02/10/25 ††	50	—	2
Altium Limited (MT)	OBFR +0.61% (Q)	UBS	02/28/25 ††	848	—	(4)
					—	1,977
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	02/05/25 ††	(330)	—	9
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	BTI	09/12/24 ††	(1,922)	—	(506)
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24 ††	(347)	—	(30)
Exxon Mobil Corporation (MT)	OBFR -0.35% (Q)	GSC	12/13/24 ††	(5,468)	—	(1,008)
Mondi PLC (MT)	OBFR -0.35% (Q)	GSC	03/26/25 ††	(89)	—	(1)
Barratt Developments PLC (MT)	OBFR -0.35% (Q)	JPM	02/10/25 ††	(52)	—	(1)
					—	(1,537)

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Corporate Bonds And Notes	—	25,248	—	25,248
Common Stocks	15,335	449	—	15,784
Other Equity Interests	—	—	3,076	3,076
Investment Companies	2,859	—	—	2,859
Preferred Stocks	2,542	—	—	2,542
Senior Floating Rate Instruments	—	2,006	—	2,006
Rights	197	—	133	330
Non-U.S. Government Agency Asset-Backed Securities	—	294	—	294
Warrants	86	—	—	86
Short Term Investments	5,623	—	—	5,623
	26,642	27,997	3,209	57,848
Liabilities - Securities
Common Stocks	(9,029)	—	—	(9,029)
Government And Agency Obligations	—	(588)	—	(588)
	(9,029)	(588)	—	(9,617)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	85	—	—	85
Open Forward Foreign Currency Contracts	—	39	—	39
OTC Total Return Swap Agreements	—	2,277	55	2,332
	85	2,316	55	2,456
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,578)	—	—	(1,578)
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
OTC Total Return Swap Agreements	—	(1,892)	—	(1,892)
	(1,578)	(1,895)	—	(3,473)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 53.3%
United States of America 23.6%
Air Lease Corporation
3.70%, 04/15/30, EUR	1,460	1,567
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,561
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (b)	1,090	979
American Express Company
3.55%, (100, 09/15/26) (c)	1,320	1,224
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (a)	200	161
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,477
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,364
Bank of America Corporation
5.29%, 04/25/34	660	658
4.08%, 03/20/51	2,840	2,325
Boeing Company, The
3.75%, 02/01/50	110	77
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	1,247
CCO Holdings, LLC
4.50%, 05/01/32	1,800	1,446
Centene Corporation
4.63%, 12/15/29	1,660	1,569
Charter Communications Operating, LLC
3.50%, 06/01/41	670	452
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	863
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,344
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,125
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,697
Devon Energy Corporation
5.85%, 12/15/25	870	875
5.00%, 06/15/45	470	417
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	2,480	2,346
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,077
Diversified Healthcare Trust
9.75%, 06/15/25	870	870
Energy Transfer LP
8.00%, 05/15/54	380	397
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,322
EQT Corporation
5.00%, 01/15/29	2,120	2,077
Ford Motor Company
3.25%, 02/12/32	2,000	1,664
Ford Motor Credit Company LLC
2.75%, 06/14/24, GBP	2,330	2,921
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,089
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)	790	827
8.50%, 01/15/31, GBP (a)	140	190
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	921
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	1,000	952
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	2,153
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,322
Netflix, Inc.
4.88%, 06/15/30 (a)	1,830	1,817
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,122
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	907
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,730
Rockies Express Pipeline LLC
6.88%, 04/15/40 (a)	1,430	1,403
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	500	504
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32 (b)	300	347
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,937
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	1,771
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,427
Targa Resources Partners LP
5.50%, 03/01/30	1,000	995
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	740	649
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	640	542
The Cigna Group
4.80%, 08/15/38	510	480
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (c)	1,340	1,226
6.37%, (3 Month Term SOFR + 1.03%), (100, 05/13/24) (c) (d)	540	455
The Williams Companies, Inc.
5.75%, 06/24/44	2,200	2,194
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,386
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,372
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,495
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	982
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	1,021
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,791
Wells Fargo & Company
5.88%, (100, 06/15/25) (b) (c) (e)	1,510	1,509
5.39%, 04/24/34	780	776
4.61%, 04/25/53	940	831
Western Midstream Operating, LP
3.95%, 06/01/25	710	695
5.50%, 08/15/48	500	445
5.25%, 02/01/50 (e) (f)	1,380	1,231
		88,596
United Kingdom 6.2%
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	1,251
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,464
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	2,061
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (h)	2,800	2,776
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,597
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (h)	1,060	1,146
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	470	520
7.25%, 07/01/28, EUR (a)	430	476
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	1,050	1,301
6.00%, 03/27/30, GBP (a)	1,140	1,439
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (a)	700	920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (g)	1,030	1,241
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	1,237
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,159
Whitbread PLC
2.38%, 05/31/27, GBP (g)	2,340	2,696
		23,284
France 3.6%
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,458
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,418
Altice France Holding S.A.
8.13%, 02/01/27 (a)	820	640
Banijay Entertainment
7.00%, 05/01/29, EUR (a)	590	667
BNP Paribas
7.38%, (100, 08/19/25) (c) (g) (h)	2,730	2,727
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (g) (h)	2,090	2,624
Goldstory
6.75%, 02/01/30, EUR (a)	680	748
IPD 3 B.V.
8.00%, 06/15/28, EUR (a)	600	685
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,249
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,214
		13,430
Netherlands 2.4%
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (g)	1,200	1,189
3.65%, 04/06/28 (a)	500	476
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,712
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,234
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,378
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,348
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,717
		9,054
Multi-National 2.0%
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,658
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,839
		7,497
Germany 2.0%
Allianz SE
3.20%, (100, 10/30/27) (c) (g)	4,200	3,436
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	1,004
CT Investment GmbH
6.38%, 04/15/30, EUR (a)	420	457
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	1,200	1,332
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,224
		7,453
Brazil 1.6%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,887
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	1,907
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,347
		6,141
Italy 1.3%
Enel Finance International N.V.
6.80%, 10/14/25 (a)	2,040	2,080
International Design Group S.p.A.
8.15%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (d) (g)	1,110	1,196
Telecom Italia SPA
2.38%, 10/12/27, EUR (g)	1,750	1,749
		5,025
Mexico 1.3%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	2,980	2,766
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	2,240	2,042
		4,808
Spain 1.3%
Cellnex Telecom, S.A.
2.00%, 02/15/33, EUR (g)	2,200	2,055
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,268
Via Celere Desarrollos Inmobiliarios SA.
5.25%, 04/01/26, EUR (g)	1,380	1,462
		4,785
Kazakhstan 1.1%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (a)	980	962
3.50%, 04/14/33 (a)	1,130	941
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,431
		4,334
Canada 1.0%
MEG Energy Corp.
7.13%, 02/01/27 (a)	2,197	2,231
Open Text Corporation
3.88%, 02/15/28 (a)	510	472
4.13%, 02/15/30 (a)	1,000	896
		3,599
Morocco 0.9%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,241
Israel 0.8%
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	539
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	2,056
8.13%, 09/15/31	520	569
		3,164
Sweden 0.8%
Apollo Swedish Bidco AB
8.59%, 07/05/29, EUR (d)	510	556
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	831
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,495
		2,882
Argentina 0.7%
YPF S.A.
8.50%, 07/28/25 (a)	2,780	2,727
South Africa 0.7%
K2016470219 (South Africa) Ltd
8.00%, 05/07/49, EUR (a) (i) (j) (k)	4,042	4
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,595
		2,599

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
Ireland 0.4%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	618
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	1,503	939
		1,557
Switzerland 0.4%
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,402
Zambia 0.3%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,240	1,189
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (g) (h)	1,100	1,161
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,089
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a) (b)	1,200	798
Singapore 0.1%
Cromwell EREIT Lux Finco S.a r.l.
2.13%, 11/19/25, EUR (g)	361	371
Total Corporate Bonds And Notes (cost $204,720)		200,186
GOVERNMENT AND AGENCY OBLIGATIONS 31.2%
United States of America 18.7%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 8.42%, (SOFR 30-Day Average + 3.10%), 06/25/29 (d)	670	703
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.42%, (SOFR 30-Day Average + 3.10%), 10/25/41 (d)	960	988
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 8.07%, (SOFR 30-Day Average + 2.75%), 12/25/41 (d)	750	763
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 10.87%, (SOFR 30-Day Average + 5.55%), 01/25/43 (d)	270	299
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA6, REMIC, 11.07%, (SOFR 30-Day Average + 5.75%), 09/25/42 (d)	420	472
Series 2020-B1-DNA5, REMIC, 9.87%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	1,027
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	271	268
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (d)	820	761
Treasury, United States Department of
2.63%, 12/31/25	11,499	11,095
1.63%, 02/15/26	8,430	7,970
2.00%, 11/15/26	11,610	10,899
0.63%, 03/31/27	4,980	4,455
3.63%, 03/31/28 - 05/15/53	6,520	6,243
2.88%, 05/15/32	8,500	7,719
4.13%, 11/15/32	1,970	1,957
4.00%, 11/15/42	3,950	3,720
3.88%, 02/15/43	1,280	1,183
4.38%, 08/15/43	5,381	5,319
4.50%, 02/15/44	3,680	3,701
3.00%, 08/15/52	750	582
4.75%, 11/15/53	180	192
		70,316
Mexico 3.8%
Gobierno Federal de los Estados Unidos Mexicanos
10.00%, 12/05/24, MXN	13,340	797
7.50%, 06/03/27, MXN	235,910	13,406
		14,203
Poland 1.8%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	6,915
South Africa 1.8%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	3,676
5.75%, 09/30/49	4,030	2,917
		6,593
Brazil 1.4%
Presidencia da Republica
10.00%, 01/01/25 - 01/01/27, BRL	26,220	5,226
Indonesia 0.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	42,084,000	2,612
7.00%, 05/15/27, IDR	9,470,000	606
		3,218
Egypt 0.7%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,569
Argentina 0.6%
Gobierno de la Provincia de Buenos Aires
6.38%, 09/01/37 (a) (e)	2,709	1,104
Ministerio De Gobierno
6.99%, 06/01/27 (e) (g)	500	381
6.99%, 06/01/27 (a) (e)	1,000	763
		2,248
Colombia 0.5%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,780
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	1,063
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	986
Kenya 0.2%
Kenya, Government of
9.75%, 02/16/31 (a)	940	961
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	948
Total Government And Agency Obligations (cost $118,041)		117,026
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
United States of America 5.2%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.13%, 04/25/26 (d)	979	891
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,254	1,161
BX Commercial Mortgage Trust 2023-VLT2
Series 2023-D-VLT2, REMIC, 10.10%, (1 Month Term SOFR + 4.77%), 06/15/25 (d)	760	758
Series 2023-E-VLT2, REMIC, 11.20%, (1 Month Term SOFR + 5.87%), 06/15/25 (d)	760	764
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 7.38%, (1 Month Term SOFR + 2.05%), 09/15/34 (d)	1,199	1,157
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,479	1,335
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,350
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.37%, 11/18/26 (d)	930	813
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.10%, 05/25/65 (d)	870	859
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	504	397
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (d)	1,040	966

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 7.49%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	566	504
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (d)	816	815
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	507	466
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,317	1,337
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,123
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (e)	929	927
RIAL 2022-FL8 D
Series 2022-D-FL8, 10.07%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	935
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	963	794
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 05/15/28 (d)	280	272
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,117	1,014
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (e)	854	837
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,617)		19,475
SENIOR FLOATING RATE INSTRUMENTS 5.0%
United States of America 5.0%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.94%, (SOFR + 3.50%), 07/30/28 (d)	2,450	2,457
APi Group DE, Inc.
2023 Term Loan, 7.69%, (SOFR + 2.25%), 10/01/26 (d)	1,488	1,490
Asurion LLC
2023 Term Loan B11, 9.68%, (SOFR + 4.25%), 08/19/28 (d)	2,462	2,372
Focus Financial Partners, LLC
2024 Term Loan B7, 8.08%, (SOFR + 2.75%), 06/30/28 (d)	2,450	2,441
Fugue Finance B.V.
2023 USD Term Loan B, 9.34%, (SOFR + 4.00%), 01/31/28 (d)	703	704
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.43%, (SOFR + 2.00%), 11/15/27 (d)	1,363	1,318
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.94%, (SOFR + 2.50%), 06/13/26 (d)	1,476	1,476
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.08%, (SOFR + 3.75%), 02/16/28 (d)	2,462	2,466
Sotera Health Holdings, LLC
2021 Term Loan, 8.19%, (SOFR + 2.75%), 12/31/24 (d)	2,500	2,486
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	1,345	1,346
Total Senior Floating Rate Instruments (cost $18,485)		18,556
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (l)	14,399	—
Edcon Holdings Ltd. (g) (l)	124,902	—
Edcon Holdings Ltd. (g) (l)	624	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 5.19% (m) (n)	10,586	10,586
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.29% (m) (n)	652	652
Total Short Term Investments (cost $11,238)		11,238
Total Investments 97.7% (cost $372,207)		366,481
Other Derivative Instruments 0.1%		399
Other Assets and Liabilities, Net 2.2%		8,404
Total Net Assets 100.0%		375,284

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $82,957 and 22.1% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of March 31, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	16,649	21,801	27,864	156	—	—	10,586	2.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	2,957	10,224	12,529	34	—	—	652	0.2
	19,606	32,025	40,393	190	—	—	11,238	3.0

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	3,472	3,436	0.9
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,472	1,458	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,483	1,418	0.4
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	952	1,004	0.3
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,200	1,251	0.3
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,784	2,727	0.7
Cellnex Telecom, S.A., 2.00%, 02/15/33	10/31/23	1,806	2,055	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,189	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,118	2,464	0.7
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,624	0.7
Cromwell EREIT Lux Finco S.a r.l., 2.13%, 11/19/25	08/17/23	358	371	0.1
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,994	2,061	0.6
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,489	1,402	0.4
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,211	831	0.2
International Design Group S.p.A., 8.15%, 05/15/26	05/06/22	1,161	1,196	0.3
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,179	1,249	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,188	1,268	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,159	1,214	0.3
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	402	381	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	01/11/24	1,365	1,332	0.4
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,161	0.3
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	478	520	0.1
Pinewood Finco PLC, 3.25%, 09/30/25	09/26/22	1,066	1,301	0.4
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,201	1,241	0.3
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	956	1,063	0.3
Saga PLC, 3.38%, 05/12/24	05/12/22	1,211	1,237	0.3
Telecom Italia SPA, 2.38%, 10/12/27	09/15/22	1,549	1,749	0.5
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,171	1,234	0.3
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,167	1,224	0.3
Via Celere Desarrollos Inmobiliarios SA., 5.25%, 04/01/26	03/17/23	1,398	1,462	0.4
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,149	1,159	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,480	2,696	0.7
		45,292	46,978	12.5

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	196	June 2024	EUR	25,906	2	255
Long Gilt	75	June 2024	GBP	7,308	17	237
United States 5 Year Note	253	July 2024		27,021	(30)	54
United States Ultra Bond	52	June 2024		6,598	24	111
					13	657
Short Contracts
United States 10 Year Note	(160)	June 2024		(17,636)	13	(92)
United States Long Bond	(10)	June 2024		(1,188)	(2)	(17)
					11	(109)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	04/19/24	AUD	5,998	3,910	(111)
GBP/USD	CIT	04/19/24	GBP	810	1,022	(8)
JPY/USD	MSC	04/19/24	JPY	1,661,365	11,003	(643)
PLN/EUR	GSC	04/19/24	EUR	(89)	(96)	1
USD/EUR	CIT	04/19/24	EUR	(31,106)	(33,582)	681
USD/EUR	JPM	04/19/24	EUR	(1,028)	(1,110)	20
USD/GBP	CIT	04/19/24	GBP	(23,172)	(29,249)	258
USD/MXN	GSC	04/19/24	MXN	(75,800)	(4,547)	(42)
USD/MXN	JPM	04/19/24	MXN	(3,441)	(206)	(6)
USD/PLN	GSC	04/19/24	PLN	(11,501)	(2,879)	24
USD/TWD	CIT	04/19/24	TWD	(129,815)	(4,064)	201
					(59,798)	375

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	200,186	—	200,186
Government And Agency Obligations	—	117,026	—	117,026
Non-U.S. Government Agency Asset-Backed Securities	—	19,475	—	19,475
Senior Floating Rate Instruments	—	18,556	—	18,556
Common Stocks	—	—	—	—
Short Term Investments	11,238	—	—	11,238
	11,238	355,243	—	366,481
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	657	—	—	657
Open Forward Foreign Currency Contracts	—	1,185	—	1,185
	657	1,185	—	1,842
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(109)	—	—	(109)
Open Forward Foreign Currency Contracts	—	(810)	—	(810)
	(109)	(810)	—	(919)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 98.8%
France 15.8%
Airbus SE	115	21,117
Capgemini	58	13,227
Dassault Systemes	334	14,780
L'Oreal	38	17,988
LVMH Moet Hennessy Louis Vuitton	17	15,349
Safran	88	19,877
Schneider Electric SE	78	17,538
Thales	55	9,425
TotalEnergies SE	162	11,158
VINCI	124	15,876
		156,335
Japan 15.5%
Chugai Pharmaceutical Co., Ltd.	116	4,422
Daiichi Sankyo Company, Ltd	384	12,228
Hoya Corporation	175	21,867
ITOCHU Corporation (a)	160	6,874
Keyence Corporation	30	13,730
Lasertec Co., Ltd.	56	15,965
Mitsui & Co., Ltd.	178	8,316
Shin-Etsu Chemical Co., Ltd.	484	21,220
SMC Corporation	17	9,625
Tokio Marine Holdings, Inc.	338	10,582
Tokyo Electron Limited	110	28,765
		153,594
United Kingdom 14.2%
Ashtead Group Public Limited Company	204	14,528
AstraZeneca PLC	124	16,640
BAE Systems PLC	743	12,673
Compass Group PLC	706	20,726
Experian PLC	373	16,238
Haleon PLC	3,054	12,844
Halma Public Limited Company	325	9,689
London Stock Exchange Group PLC	176	21,033
Rentokil Initial PLC	1,415	8,405
Spirax-Sarco Engineering PLC	65	8,261
		141,037
Canada 7.9%
Canadian Pacific Kansas City Limited	165	14,556
Constellation Software Inc.	4	10,729
Dollarama Inc.	194	14,796
Intact Financial Corporation	78	12,720
Lululemon Athletica Canada Inc. (b)	36	14,216
Shopify Inc. - Class A (b)	145	11,149
		78,166
Ireland 7.0%
CRH Public Limited Company	167	14,402
Icon Public Limited Company (b)	71	23,994
Kingspan Group Public Limited Company	136	12,413
Linde Public Limited Company	41	18,912
		69,721
Taiwan 5.9%
MediaTek Inc.	546	19,847
Taiwan Semiconductor Manufacturing Company Limited	1,584	38,170
		58,017
India 5.0%
HDFC Bank Limited	901	15,681
Infosys Limited	632	11,362
Reliance Industries Limited	618	22,077
		49,120
Netherlands 4.7%
ASML Holding N.V.	38	37,191
BE Semiconductor Industries N.V.	61	9,300
		46,491
Denmark 4.7%
DSV A/S	82	13,310
Novo Nordisk A/S - Class B	257	33,083
		46,393
Spain 4.0%
Amadeus IT Holding, S.A. (c)	257	16,474
Industria de Diseno Textil, S.A.	452	22,726
		39,200
Sweden 3.4%
Atlas Copco Aktiebolag - Class A	1,180	19,905
Evolution AB (publ) (c)	109	13,578
		33,483
Switzerland 2.6%
Partners Group Holding AG	10	14,851
Straumann Holding AG - Class N	70	11,161
		26,012
Brazil 2.5%
ITAU Unibanco Holding SA - ADR	1,359	9,416
MercadoLibre, Inc. (b)	10	14,955
		24,371
Italy 2.4%
Ferrari N.V.	30	13,057
Moncler S.p.A.	151	11,283
		24,340
China 1.9%
Kweichow Moutai Co., Ltd. - Class A	52	12,350
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	60	6,922
		19,272
Germany 1.3%
Infineon Technologies AG - Class N	391	13,258
Total Common Stocks (cost $826,692)		978,810
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	10,390	10,390
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	7,041	7,041
Total Short Term Investments (cost $17,431)		17,431
Total Investments 100.6% (cost $844,123)		996,241
Other Assets and Liabilities, Net (0.6)%		(6,050)
Total Net Assets 100.0%		990,191

(a) All or a portion of the security was on loan as of March 31, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	17,197	169,181	175,988	129	—	—	10,390	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/William Blair International Leaders Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.29% - Class SL	—	17,008	9,967	3	—	—	7,041	0.7
	17,197	186,189	185,955	132	—	—	17,431	1.8

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	11/26/21	15,949	16,474	1.6
Evolution AB (publ)	05/24/22	11,241	13,578	1.4
		27,190	30,052	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	179,824	798,986	—	978,810
Short Term Investments	17,431	—	—	17,431
	197,255	798,986	—	996,241

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.5%
Information Technology 17.9%
Accenture Public Limited Company - Class A	171	59,229
Advanced Micro Devices, Inc. (a)	316	56,988
Apple Inc.	1,416	242,871
Broadcom Inc.	62	81,904
CDW Corp.	66	16,781
Intel Corporation	2,275	100,478
Intuit Inc.	88	56,932
KLA Corporation	119	83,125
Microsoft Corporation	1,175	494,485
Motorola Solutions, Inc.	316	112,117
NVIDIA Corporation	152	137,755
NXP Semiconductors N.V.	224	55,598
Salesforce, Inc.	261	78,751
Texas Instruments Incorporated	430	74,861
		1,651,875
Financials 9.9%
American Express Company	242	55,182
BlackRock, Inc.	24	20,425
Everest Re Group, Ltd.	87	34,693
Intercontinental Exchange, Inc.	349	47,965
JPMorgan Chase & Co.	730	146,146
K.K.R. Co., Inc. - Class A	409	41,120
MasterCard Incorporated - Class A	89	43,012
Morgan Stanley	1,081	101,816
Nasdaq, Inc.	409	25,799
S&P Global Inc.	215	91,336
The Goldman Sachs Group, Inc.	56	23,513
The Progressive Corporation	679	140,502
Visa Inc. - Class A	155	43,313
Wells Fargo & Company	1,697	98,357
		913,179
Health Care 8.4%
AstraZeneca PLC - ADR	1,361	92,190
Becton, Dickinson and Company	140	34,608
Daiichi Sankyo Company, Ltd	1,119	35,630
Danaher Corporation	346	86,517
HCA Healthcare, Inc.	361	120,420
Humana Inc.	116	40,393
Merck & Co., Inc.	1,094	144,350
Novartis AG - ADR	776	75,048
Pfizer Inc.	391	10,856
UnitedHealth Group Incorporated	264	130,486
		770,498
Consumer Discretionary 7.8%
Amazon.com, Inc. (a)	1,869	337,114
D.R. Horton, Inc.	247	40,699
Home Depot, Inc. , The	268	102,704
Lennar Corporation - Class A	264	45,333
McDonald's Corporation	225	63,489
TJX Companies, Inc., The	837	84,849
Tractor Supply Company	165	43,110
		717,298
Communication Services 6.2%
Alphabet Inc. - Class A (a)	2,284	344,773
Meta Platforms, Inc. - Class A	457	222,111
		566,884
Industrials 5.4%
Boeing Company, The (a)	328	63,321
Deere & Company	79	32,420
Fortive Corporation	690	59,362
Honeywell International Inc.	419	86,071
Illinois Tool Works Inc.	58	15,591
Johnson Controls International Public Limited Company	747	48,773
Northrop Grumman Corporation	45	21,492
Parker-Hannifin Corporation	94	52,248
Republic Services, Inc.	102	19,514
RTX Corporation	326	31,812
Uber Technologies, Inc. (a)	836	64,368
		494,972
Consumer Staples 3.3%
Pernod Ricard	369	59,675
Procter & Gamble Company, The	791	128,317
Sysco Corporation	708	57,509
Unilever PLC	1,096	55,051
		300,552
Energy 2.9%
Chesapeake Energy Corporation (b)	161	14,307
Diamondback Energy, Inc.	222	43,958
EQT Corporation	921	34,133
Exxon Mobil Corporation	1,082	125,723
Phillips 66	292	47,773
Shell PLC - Class A	162	5,409
		271,303
Utilities 1.7%
American Electric Power Company, Inc.	327	28,136
Exelon Corporation	1,796	67,470
Sempra	914	65,636
		161,242
Materials 1.2%
Anglo American PLC	1,374	33,894
Glencore PLC	13,704	75,287
		109,181
Real Estate 0.8%
VICI Properties Inc.	881	26,251
Welltower Inc.	476	44,503
		70,754
Total Common Stocks (cost $4,186,616)		6,027,738
GOVERNMENT AND AGENCY OBLIGATIONS 23.6%
U.S. Treasury Note 9.0%
Treasury, United States Department of
0.25%, 05/31/25	1,385	1,311
4.75%, 07/31/25	4,856	4,847
5.00%, 08/31/25	46,595	46,690
3.50%, 09/15/25 - 04/30/28	30,911	30,021
4.88%, 11/30/25 (c)	78,920	79,043
4.00%, 12/15/25 - 02/15/34	77,933	76,962
4.63%, 02/28/26 (b)	28,092	28,070
3.63%, 05/15/26 - 05/31/28	36,685	35,790
0.75%, 05/31/26	1,245	1,147
4.13%, 06/15/26 - 08/31/30	82,725	82,138
0.88%, 09/30/26	10,525	9,630
4.63%, 10/15/26 - 09/30/28	47,252	47,696
1.25%, 11/30/26 - 06/30/28	42,541	39,036
4.38%, 12/15/26 - 11/30/30	37,076	37,179
2.63%, 05/31/27 - 07/31/29	5,045	4,718
3.25%, 06/30/27 - 06/30/29	22,473	21,690
3.13%, 08/31/27	21,721	20,866
3.88%, 11/30/27 - 11/30/29	48,802	48,016
2.88%, 08/15/28	625	590
4.88%, 10/31/28 - 10/31/30	32,770	33,651
3.75%, 12/31/28 - 12/31/30	60,648	59,223
4.00%, 01/31/29 (b)	56,134	55,564
4.25%, 02/28/29 (b)	66,737	66,830
		830,708
Mortgage-Backed Securities 8.7%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	4,932	4,674
7.00%, 11/01/30 - 06/01/31	7	8
2.50%, 12/01/31 - 10/01/51	67,297	56,786
4.50%, 01/01/38 - 08/01/52	18,125	17,412
6.00%, 12/01/39 - 08/01/53	12,813	12,944
2.00%, 11/01/41 - 04/01/52	96,366	77,147
5.00%, 11/01/43 - 11/01/53	54,995	53,769
3.00%, 11/01/46 - 12/01/46	10,579	9,363
5.50%, 01/01/53 - 11/01/53	65,449	65,215
6.50%, 11/01/53	16,421	16,801
Federal National Mortgage Association, Inc.
4.50%, 04/01/24 - 11/01/52	36,841	35,728
3.50%, 03/01/26 - 07/01/51	38,872	35,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
4.00%, 09/01/26 - 10/01/52	32,127	30,281
3.00%, 05/01/27 - 10/01/51	50,254	44,073
7.50%, 09/01/29	2	2
2.50%, 05/01/30 - 01/01/52	57,208	48,171
7.00%, 10/01/33	10	11
5.50%, 03/01/38 - 08/01/53	9,143	9,108
6.50%, 10/01/38 - 10/01/39	45	47
5.00%, 07/01/40 - 11/01/53	19,942	19,470
2.00%, 04/01/41 - 09/01/51	84,517	68,159
1.50%, 11/01/41	7,590	6,148
6.00%, 09/01/53	33,998	34,392
TBA, 5.00%, 04/15/54 (d)	2,369	2,312
Government National Mortgage Association
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	26	27
6.00%, 01/15/33 - 04/15/40	1,410	1,451
7.00%, 01/15/33 - 05/15/33	3	3
5.00%, 06/20/33 - 06/15/39	829	826
4.50%, 06/15/40 - 08/20/52	7,960	7,656
4.00%, 01/15/41 - 08/20/52	25,039	23,453
3.00%, 11/20/49 - 03/20/52	34,902	30,815
2.00%, 12/20/50 - 02/20/51	25,271	20,717
2.50%, 03/20/51 - 12/20/52	37,576	32,008
3.50%, 01/20/52 - 07/20/52	41,136	37,458
		801,841
U.S. Treasury Bond 4.1%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,683
3.25%, 05/15/42	1,826	1,552
3.38%, 08/15/42	42,536	36,741
4.00%, 11/15/42 - 11/15/52	43,134	40,580
3.88%, 02/15/43 - 05/15/43	69,820	64,498
4.38%, 08/15/43	12,287	12,145
4.75%, 11/15/43 - 11/15/53	43,080	45,279
4.50%, 02/15/44 (b)	18,038	18,142
2.50%, 02/15/45 - 05/15/46	47,085	34,127
2.88%, 08/15/45 - 05/15/52	37,753	28,791
3.00%, 05/15/47	5,470	4,294
2.75%, 08/15/47 - 11/15/47	21,494	16,058
3.63%, 02/15/53 - 05/15/53	39,786	34,940
4.13%, 08/15/53	14,800	14,226
4.25%, 02/15/54	24,507	24,101
		377,157
Collateralized Mortgage Obligations 0.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.87%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,456
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,612	1,514
Series JM-4165, REMIC, 3.50%, 09/15/41	419	405
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,270	4,039
Series AH-4143, REMIC, 1.75%, 09/15/42	3,680	3,374
Series DJ-4322, REMIC, 3.00%, 05/15/43	447	429
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,540	4,174
Series DP-5170, REMIC, 2.00%, 07/25/50	8,665	7,402
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,982	9,053
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 11.33%, (SOFR 30-Day Average + 6.01%), 10/25/28 (e)	448	475
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	740	709
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,784	2,387
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,446	5,635
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,239	3,284
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	2
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	11,229	9,688
		54,026
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	636	718
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	258
4.51%, 11/01/51	1,320	1,213
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	740	683
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	223
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,185	3,423
Illinois, State of
5.10%, 06/01/33	15,905	15,789
Kansas Development Finance Authority
5.37%, 05/01/26	1,400	1,400
Metropolitan Transportation Authority
6.20%, 11/15/26	110	111
6.81%, 11/15/40	3,700	4,112
5.18%, 11/15/49	1,330	1,233
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,904	5,649
New York State Thruway Authority
5.88%, 04/01/30	840	877
Oregon School Boards Association
4.76%, 06/30/28	287	285
Philadelphia, City of
6.55%, 10/15/28	5,225	5,610
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,750	4,792
5.17%, 04/01/41	3,600	3,655
		50,031
Sovereign 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
6.40%, 05/07/54	5,304	5,269
Government of Saudi Arabia
5.00%, 01/16/34 (f)	11,819	11,751
5.75%, 01/16/54 (f)	9,078	8,972
Israel, State of
5.38%, 03/12/29	8,850	8,863
5.50%, 03/12/34	6,350	6,270
5.75%, 03/12/54	5,967	5,745
		46,870
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,068
Series K-A2-156, REMIC, 4.43%, 02/25/33 (e)	6,645	6,479
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 5.66%, (SOFR 30-Day Average + 0.51%), 10/25/24 (e)	171	169
		13,716
Total Government And Agency Obligations (cost $2,266,777)		2,174,349
CORPORATE BONDS AND NOTES 7.9%
Financials 2.4%
ACE Capital Trust II
9.70%, 04/01/30	525	619
AIB Group Public Limited Company
5.87%, 03/28/35 (f)	1,735	1,737
AIG Global Funding
5.90%, 09/19/28 (f)	1,455	1,492
American Express Company
6.49%, 10/30/31	1,040	1,114
5.04%, 05/01/34	8,981	8,887
Athene Global Funding
5.58%, 01/09/29 (f)	11,485	11,561
Bank of America Corporation
1.73%, 07/22/27	7,535	6,948
5.82%, 09/15/29 (b)	10,948	11,208
3.97%, 02/07/30	2,065	1,957
3.19%, 07/23/30	2,210	2,007
BNP Paribas
2.82%, 11/19/25 (f) (g)	3,570	3,501
5.89%, 12/05/34 (f) (g)	8,825	9,214
BPCE
6.71%, 10/19/29 (f)	12,870	13,473
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,956
6.31%, 06/08/29	4,515	4,643

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
5.70%, 02/01/30	2,125	2,142
Citizens Financial Group, Inc.
5.84%, 01/23/30	2,440	2,437
Commonwealth Bank of Australia
5.07%, 09/14/28 (f)	13,220	13,340
Corebridge Financial, Inc.
6.05%, 09/15/33 (f)	2,410	2,489
Credit Agricole SA
6.32%, 10/03/29 (f)	14,625	15,148
Credit Suisse AG
7.50%, 02/15/28	15,698	16,930
Danske Bank A/S
1.62%, 09/11/26 (f)	8,775	8,263
5.71%, 03/01/30 (f)	5,865	5,903
Deutsche Bank Aktiengesellschaft
6.82%, 11/20/29	10,045	10,507
GA Global Funding Trust
5.50%, 01/08/29 (f)	7,280	7,311
ING Groep N.V.
5.34%, 03/19/30 (g)	4,625	4,614
JPMorgan Chase & Co.
6.40%, 05/15/38	425	478
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	495
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (f)	5,165	5,244
Morgan Stanley
5.25%, 04/21/34	2,204	2,189
5.47%, 01/18/35 (b)	4,265	4,304
5.95%, 01/19/38	3,867	3,876
UBS AG
5.65%, 09/11/28	13,565	13,886
UBS Group AG
6.30%, 09/22/34 (f)	1,550	1,624
Wells Fargo & Company
6.30%, 10/23/29 (b)	8,770	9,134
4.90%, 07/25/33	9,999	9,654
		221,285
Utilities 1.0%
Boston Gas Company
3.15%, 08/01/27 (f)	960	890
Dominion Energy, Inc.
3.38%, 04/01/30	186	169
Emera US Holdings Inc.
2.64%, 06/15/31	5,370	4,386
Georgia Power Company
4.70%, 05/15/32	7,824	7,641
4.75%, 09/01/40	1,085	1,004
5.13%, 05/15/52	7,676	7,409
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,440
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	391
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (h)	3,320	3,334
Pacific Gas And Electric Company
4.50%, 07/01/40 (b)	19,124	16,355
6.75%, 01/15/53	308	335
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	302
Public Service Enterprise Group Incorporated
5.20%, 04/01/29	5,390	5,395
5.45%, 04/01/34	2,925	2,933
Sempra
4.13%, 04/01/52	6,298	5,812
Southern California Edison Company
3.70%, 08/01/25	735	719
5.88%, 12/01/53	3,598	3,698
Southern Company Gas Capital Corporation
5.75%, 09/15/33	4,205	4,343
Texas Electric Market Stabilization Funding N LLC
4.26%, 08/01/34 (f)	7,258	7,061
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,122
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,785
		86,524
Consumer Staples 0.9%
Archer-Daniels-Midland Company
2.90%, 03/01/32	7,155	6,159
4.50%, 08/15/33	5,951	5,753
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,939	9,616
5.50%, 08/11/32 (f)	2,800	2,738
5.55%, 05/30/33 (f)	1,920	1,884
5.95%, 10/15/33 (f)	2,605	2,629
5.80%, 04/15/34 (f)	2,710	2,706
ERAC USA Finance LLC
5.20%, 10/30/34 (f)	4,855	4,853
Keurig Dr Pepper Inc.
5.05%, 03/15/29	8,640	8,676
Philip Morris International Inc.
5.13%, 02/13/31	5,345	5,318
5.25%, 02/13/34	18,251	18,123
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,534
Tyson Foods, Inc.
5.70%, 03/15/34	12,264	12,428
		83,417
Industrials 0.7%
AGCO Corporation
5.80%, 03/21/34	4,140	4,191
BAE Systems PLC
5.25%, 03/26/31 (f)	2,275	2,285
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	10,281
Element Fleet Management Corp.
5.64%, 03/13/27 (f)	3,875	3,889
HEICO Corporation
5.25%, 08/01/28	8,761	8,805
5.35%, 08/01/33	12,896	12,940
Penske Truck Leasing Co., L.P.
3.95%, 03/10/25 (f)	10,090	9,924
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	15,215	15,400
		67,715
Real Estate 0.7%
GLP Financing, LLC
6.75%, 12/01/33	14,054	14,815
Kite Realty Group, L.P.
5.50%, 03/01/34	17,566	17,469
LXP Industrial Trust
6.75%, 11/15/28	7,297	7,608
Prologis Targeted U.S. Logistics Fund, L.P.
5.25%, 04/01/29 (f)	2,165	2,160
Realty Income Corporation
5.13%, 02/15/34	5,826	5,715
VICI Properties Inc.
5.75%, 02/01/27 (f)	9,872	9,864
VICI Properties L.P.
6.13%, 04/01/54	7,165	7,046
WEA Finance LLC
2.88%, 01/15/27 (f)	855	784
3.50%, 06/15/29 (f)	1,880	1,657
		67,118
Health Care 0.6%
AbbVie Inc.
4.95%, 03/15/31 (b)	5,885	5,929
5.35%, 03/15/44	445	454
5.40%, 03/15/54 (b)	1,575	1,621
Alcon Finance Corporation
5.38%, 12/06/32 (f)	10,037	10,134
Children's National Medical Center
2.93%, 07/15/50	1,895	1,226
Dignity Health
3.81%, 11/01/24	1,703	1,687

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
HCA Inc.
5.45%, 04/01/31 (b)	2,455	2,468
Humana Inc.
5.38%, 04/15/31	3,570	3,573
5.88%, 03/01/33	4,976	5,139
5.50%, 03/15/53	4,376	4,242
Providence St. Joseph Health
5.40%, 10/01/33	11,375	11,544
Smith & Nephew PLC
5.40%, 03/20/34	8,675	8,635
Sutter Health
2.29%, 08/15/30	820	702
The Toledo Hospital
5.75%, 11/15/38	1,475	1,463
		58,817
Information Technology 0.5%
Broadcom Inc.
3.47%, 04/15/34 (f)	12,589	10,799
Constellation Software Inc.
5.16%, 02/16/29 (f)	1,215	1,214
5.46%, 02/16/34 (f)	15,432	15,560
Intel Corporation
5.60%, 02/21/54	9,298	9,469
Oracle Corporation
3.65%, 03/25/41	13,950	10,963
		48,005
Materials 0.4%
Glencore Funding LLC
5.37%, 04/04/29 (f)	4,385	4,402
6.38%, 10/06/30 (f)	18,674	19,720
5.70%, 05/08/33 (f)	1,900	1,926
6.50%, 10/06/33 (f)	4,181	4,477
5.89%, 04/04/54 (f)	2,370	2,400
		32,925
Communication Services 0.3%
AT&T Inc.
4.30%, 12/15/42	9,753	8,331
3.65%, 06/01/51	344	253
3.50%, 09/15/53	6,005	4,227
3.85%, 06/01/60	606	439
Comcast Corporation
3.25%, 11/01/39	7,622	5,979
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	1,962	1,951
T-Mobile USA, Inc.
6.00%, 06/15/54	3,036	3,247
Verizon Communications Inc.
2.99%, 10/30/56	2,880	1,843
3.00%, 11/20/60	1,963	1,222
		27,492
Consumer Discretionary 0.2%
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (f)	1,470	1,465
Discovery Communications, LLC
4.00%, 09/15/55	520	355
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,417
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	412
7.30%, 07/01/38 (b)	285	288
6.75%, 06/15/39	285	271
Warnermedia Holdings, Inc.
4.05%, 03/15/29	6,249	5,842
		18,050
Energy 0.2%
Columbia Pipelines Holding Company LLC
5.68%, 01/15/34 (f)	1,635	1,624
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	1,975	2,024
6.50%, 08/15/43 (f)	3,557	3,817
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,727
3.45%, 10/15/27 (f)	465	437
Targa Resources Corp.
6.15%, 03/01/29	4,235	4,410
		15,039
Total Corporate Bonds And Notes (cost $720,385)		726,387
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	172	148
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,528
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	234	226
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,109
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 10/15/36 (e)	7,510	7,407
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,403	1,265
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	481	450
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,474	2,467
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,393
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	820	722
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	3,692	3,553
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	9,720	9,873
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,391	1,266
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,970	2,508
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,272
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,062
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,730	6,139
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	167	146
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	585	519
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (h)	1,220	977
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,115
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (h)	573	506
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	150	136
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	583	545
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (e)	218	214
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	7,500	7,538
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	9,485	8,318
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,042
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (f)	13,573	13,120
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,887
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,419
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,308
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,916	1,636
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	786
Series 2021-A-3-A, 2.51%, 11/15/43	605	413
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	1,524	1,506

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,152
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	2,447	2,451
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	686	639
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	776	741
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	280	271
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	304	292
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,101
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,832
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	6,630	6,698
Total Non-U.S. Government Agency Asset-Backed Securities (cost $132,914)		128,696
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 5.19% (i) (j)	122,216	122,216
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (i) (j)	2,400	2,400
Total Short Term Investments (cost $124,616)		124,616
Total Investments 99.8% (cost $7,431,308)		9,181,786
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.2%		22,092
Total Net Assets 100.0%		9,203,875

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2024, the total payable for investments purchased on a delayed delivery basis was $2,306.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2024, the value and the percentage of net assets of these securities was $321,010 and 3.5% of the Fund.

(g) Convertible security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2024.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	79,667	476,452	433,903	1,385	—	—	122,216	1.4
JNL Government Money Market Fund, 5.29% - Class SL	536	67,107	65,243	90	—	—	2,400	—
	80,203	543,559	499,146	1,475	—	—	124,616	1.4

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Ultra Bond	(14)	June 2024	(1,590)	(3)	(14)

JNL/WMC Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BCL	04/03/24	GBP	1,601	2,021	—
USD/EUR	CIT	04/03/24	EUR	(3,807)	(4,108)	—
					(2,087)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,762,792	264,946	—	6,027,738
Government And Agency Obligations	—	2,174,349	—	2,174,349
Corporate Bonds And Notes	—	726,387	—	726,387
Non-U.S. Government Agency Asset-Backed Securities	—	128,696	—	128,696
Short Term Investments	124,616	—	—	124,616
	5,887,408	3,294,378	—	9,181,786
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14)	—	—	(14)
Open Forward Foreign Currency Contracts	—	—	—	—
	(14)	—	—	(14)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 97.8%
Financials 20.5%
American International Group, Inc.	206	16,066
Ares Management Corporation - Class A	46	6,168
Intercontinental Exchange, Inc.	108	14,786
JPMorgan Chase & Co.	280	56,165
M&T Bank Corporation	111	16,100
MetLife, Inc.	279	20,643
Morgan Stanley	165	15,490
Nasdaq, Inc.	76	4,768
Raymond James Financial, Inc.	144	18,537
Regions Financial Corporation	832	17,513
Royal Bank of Canada	162	16,332
The Allstate Corporation	42	7,222
The PNC Financial Services Group, Inc.	75	12,048
Wells Fargo & Company	226	13,113
		234,951
Health Care 15.2%
AstraZeneca PLC - ADR	207	14,029
Becton, Dickinson and Company	43	10,741
Elevance Health, Inc.	23	12,057
Gilead Sciences, Inc.	256	18,727
Johnson & Johnson	198	31,354
Merck & Co., Inc.	297	39,248
Pfizer Inc.	1,111	30,831
UnitedHealth Group Incorporated	35	17,126
		174,113
Consumer Staples 11.2%
Archer-Daniels-Midland Company	199	12,499
Kellanova	100	5,705
Kenvue Inc.	907	19,468
Keurig Dr Pepper Inc.	530	16,258
Pernod Ricard	103	16,674
Philip Morris International Inc.	243	22,278
Procter & Gamble Company, The	96	15,551
Unilever PLC - ADR	390	19,593
		128,026
Energy 11.0%
ConocoPhillips	271	34,543
Coterra Energy Inc.	513	14,309
EOG Resources, Inc.	271	34,703
EQT Corporation	329	12,195
Phillips 66	111	18,176
Targa Resources Corp.	102	11,380
		125,306
Information Technology 9.7%
Broadcom Inc.	19	24,967
Cisco Systems, Inc.	567	28,302
Corning Incorporated	385	12,692
NXP Semiconductors N.V.	65	16,092
Qualcomm Incorporated	93	15,747
TE Connectivity Ltd. (a)	89	12,881
		110,681
Industrials 8.8%
Canadian National Railway Company	83	10,884
Emerson Electric Co.	150	17,051
General Dynamics Corporation	62	17,621
Johnson Controls International Public Limited Company	197	12,873
L3Harris Technologies, Inc.	66	14,066
Siemens Aktiengesellschaft - Class N	58	11,149
United Parcel Service, Inc. - Class B	116	17,165
		100,809
Utilities 8.0%
American Electric Power Company, Inc.	161	13,871
Atmos Energy Corporation	139	16,549
Dominion Energy, Inc.	249	12,236
Exelon Corporation	487	18,303
PPL Corporation	519	14,296
Sempra	225	16,141
		91,396
Materials 4.7%
Barrick Gold Corporation	702	11,683
Celanese Corporation - Class A	66	11,342
PPG Industries, Inc.	80	11,550
Rio Tinto PLC - ADR	300	19,134
		53,709
Consumer Discretionary 3.9%
Booking Holdings Inc.	3	10,466
Home Depot, Inc. , The	29	10,951
Lennar Corporation - Class A	67	11,523
Tractor Supply Company	43	11,142
		44,082
Real Estate 3.5%
Crown Castle Inc.	169	17,878
Host Hotels & Resorts, Inc.	348	7,197
Weyerhaeuser Company	402	14,439
		39,514
Communication Services 1.3%
Omnicom Group Inc.	70	6,803
T-Mobile USA, Inc.	52	8,402
		15,205
Total Common Stocks (cost $1,014,110)		1,117,792
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	47	11,947
Total Preferred Stocks (cost $14,590)		11,947
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.19% (b) (c)	9,613	9,613
Total Short Term Investments (cost $9,613)		9,613
Total Investments 99.6% (cost $1,038,313)		1,139,352
Other Assets and Liabilities, Net 0.4%		4,005
Total Net Assets 100.0%		1,143,357

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	18,649	52,916	61,952	114	—	—	9,613	0.8
JNL Government Money Market Fund, 5.29% - Class SL	—	29,864	29,864	7	—	—	—	—
	18,649	82,780	91,816	121	—	—	9,613	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/21/21	10,934	12,881	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,089,969	27,823	—	1,117,792
Preferred Stocks	—	11,947	—	11,947
Short Term Investments	9,613	—	—	9,613
	1,099,582	39,770	—	1,139,352

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.9%
United States of America 61.5%
Acadia Realty Trust	375	6,371
American Healthcare REIT, Inc.	643	9,478
American Homes 4 Rent - Class A	399	14,682
American Tower Corporation	3	631
AvalonBay Communities, Inc.	113	21,042
Brixmor Property Group Inc.	345	8,098
Brookdale Senior Living Inc. (a)	798	5,273
Caretrust REIT, Inc.	385	9,393
CBRE Group, Inc. - Class A (a)	116	11,250
Cubesmart, L.P.	158	7,148
Digital Realty Trust, Inc.	61	8,779
EastGroup Properties, Inc.	53	9,472
Empire State Realty Trust, Inc. - Class A	1,318	13,355
Equinix, Inc.	46	38,287
Essential Properties Realty Trust, Inc.	493	13,131
Essex Property Trust, Inc.	69	16,825
Extra Space Storage Inc.	111	16,342
Hyatt Hotels Corporation - Class A	40	6,399
Iron Mountain Incorporated	163	13,046
Kilroy Realty Corporation	123	4,473
Marriott International, Inc. - Class A	28	7,081
Phillips Edison & Company, Inc.	207	7,437
Plymouth Industrial REIT, Inc.	341	7,680
ProLogis Inc.	356	46,388
Ryman Hospitality Properties, Inc.	78	9,071
Simon Property Group, Inc.	151	23,661
SL Green Realty Corp. (b)	253	13,924
Tanger Inc.	298	8,811
The Macerich Company	282	4,865
Veris Residential, Inc.	423	6,432
VICI Properties Inc.	410	12,216
Welltower Inc.	290	27,132
		408,173
Japan 12.5%
Comforia Residential REIT, Inc	3	5,578
Daito Trust Construction Co., Ltd.	76	8,613
Invincible Investment Corporation	18	8,146
Mitsui Fudosan Co., Ltd.	2,751	29,655
Oriental Land Co., Ltd.	178	5,709
Sekisui House, Ltd.	431	9,830
SHO-BOND Holdings Co., Ltd.	128	5,390
Tokyu Fudosan Holdings Corporation	1,220	9,856
		82,777
United Kingdom 6.1%
Hammerson PLC (b)	15,582	5,856
Land Securities Group PLC	1,181	9,802
NewRiver REIT plc (c)	4,817	4,923
Shaftesbury Capital PLC	7,697	13,949
The Berkeley Group Holdings PLC	100	6,017
		40,547
Australia 4.3%
Goodman Funding Pty Ltd	706	15,575
Stockland Corporation Ltd	4,144	13,110
		28,685
Hong Kong 2.7%
Link Real Estate Investment Trust	1,439	6,195
Swire Pacific Limited - Class A	591	4,864
The Wharf (Holdings) Limited	2,051	6,733
		17,792
Singapore 1.9%
Keppel Ltd.	2,326	12,638
Sweden 1.8%
AB Sagax - Class B	204	5,387
Pandox Aktiebolag - Class B	371	6,220
		11,607
France 1.5%
Klepierre	390	10,100
Germany 1.5%
TAG Immobilien AG (a)	733	10,024
Czech Republic 1.5%
CTP N.V.	556	9,909
Finland 1.1%
Kojamo Oyj (c)	606	7,178
Mexico 1.0%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	1,725	6,739
United Arab Emirates 0.8%
Emaar Properties PJSC	2,287	5,074
Canada 0.7%
Boardwalk Real Estate Investment Trust	86	4,960
Total Common Stocks (cost $588,438)		656,203
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.19% (d) (e)	3,786	3,786
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.29% (d) (e)	521	521
Total Short Term Investments (cost $4,307)		4,307
Total Investments 99.6% (cost $592,745)		660,510
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.4%		2,835
Total Net Assets 100.0%		663,344

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	3,773	35,591	35,578	47	—	—	3,786	0.5
JNL Government Money Market Fund, 5.29% - Class SL	2,596	23,027	25,102	79	—	—	521	0.1
	6,369	58,618	60,680	126	—	—	4,307	0.6

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kojamo Oyj	12/19/23	7,856	7,178	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

JNL/WMC Global Real Estate Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
NewRiver REIT plc	12/13/22	5,196	4,923	0.7
		13,052	12,101	1.8

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SEK/USD	JPM	04/02/24	SEK	1,696	159	(1)
SEK/USD	JPM	04/03/24	SEK	1,074	100	—
USD/AUD	BCL	04/03/24	AUD	(252)	(164)	—
USD/EUR	DUB	04/02/24	EUR	(107)	(116)	—
USD/EUR	CIT	04/03/24	EUR	(169)	(182)	—
USD/GBP	BCL	04/03/24	GBP	(179)	(227)	—
					(430)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	408,173	—	—	408,173
Japan	—	82,777	—	82,777
United Kingdom	—	40,547	—	40,547
Australia	—	28,685	—	28,685
Hong Kong	—	17,792	—	17,792
Singapore	—	12,638	—	12,638
Sweden	—	11,607	—	11,607
France	—	10,100	—	10,100
Germany	—	10,024	—	10,024
Czech Republic	—	9,909	—	9,909
Finland	—	7,178	—	7,178
Mexico	—	6,739	—	6,739
United Arab Emirates	—	5,074	—	5,074
Canada	4,960	—	—	4,960
Short Term Investments	4,307	—	—	4,307
	417,440	243,070	—	660,510
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 76.0%
U.S. Treasury Bill 76.0%
Treasury, United States Department of
5.33%, 04/02/24 (a)	88,350	88,298
5.38%, 04/04/24 (a)	45,250	45,210
5.34%, 04/09/24 (a)	29,950	29,902
5.33%, 04/11/24 (a)	59,025	58,913
5.33%, 04/16/24 (a)	87,450	87,220
5.35%, 04/18/24 (a)	104,150	103,845
5.31%, 04/23/24 (a)	101,825	101,454
5.40%, 04/25/24 (a)	51,275	51,071
3.93%, 04/30/24 (a)	88,500	88,088
5.39%, 05/02/24 (a)	59,125	58,829
5.31%, 05/07/24 (a)	115,325	114,670
5.28%, 05/14/24 (a)	159,525	158,457
5.34%, 05/16/24 (a)	149,675	148,628
5.26%, 05/21/24 (a)	72,305	71,749
5.30%, 05/23/24 (a)	58,000	57,537
3.40%, 05/28/24 (a)	115,450	114,465
5.33%, 05/30/24 (a)	44,250	43,850
5.22%, 06/04/24 (a)	85,900	85,077
5.26%, 06/06/24 (a)	38,300	37,916
5.25%, 06/11/24 (a)	85,300	84,392
5.28%, 06/13/24 (a)	59,000	58,350
5.29%, 06/18/24 - 07/23/24 (a)	171,425	169,038
5.32%, 06/20/24 (a)	28,850	28,501
5.15%, 06/27/24 (a)	29,324	28,951
5.30%, 07/02/24 (a)	29,000	28,600
5.28%, 07/09/24 (a)	29,375	28,942
5.28%, 07/16/24 (a)	42,525	41,854
5.28%, 07/30/24 (a)	28,325	27,838
5.17%, 08/22/24 (a)	43,000	42,111
4.81%, 09/05/24 (a)	14,875	14,537
5.17%, 09/12/24 (a)	14,200	13,864
5.20%, 09/19/24 (a)	28,450	27,745
Total Government And Agency Obligations (cost $2,139,902)		2,139,902
REPURCHASE AGREEMENTS 22.7%
Repurchase Agreements (b)		640,100
Total Repurchase Agreements (cost $640,100)		640,100
Total Investments 98.7% (cost $2,780,002)		2,780,002
Other Assets and Liabilities, Net 1.3%		36,630
Total Net Assets 100.0%		2,816,632

(a) The coupon rate represents the yield to maturity.

(b) For repurchase agreements held at March 31, 2024, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 0.63%, due 11/30/27	16,843	14,790	5.31	03/29/24	04/01/24	14,509	14,500	14,500
BNP	Treasury, United States Department of, 4.88%, due 11/30/25	1	1
	Government National Mortgage Association, 4.90%, due 12/15/57	1	1
	Federal National Mortgage Association, Inc., 2.00%-7.03%, due 02/01/32-01/01/54	16,684	14,490
	Federal Home Loan Mortgage Corporation, 2.50%-7.00%, due 05/01/32-03/01/54	35,526	34,061
		52,212	48,553	5.32	03/29/24	04/01/24	47,628	47,600	47,600
BNP	Treasury, United States Department of, 0.00%-4.75%, due 09/19/24-11/15/51	90,554	78,438	5.31	03/29/24	04/01/24	76,945	76,900	76,900
BNS	Treasury, United States Department of, 0.00%, due 05/09/24	5,747	5,712	5.32	03/29/24	04/01/24	5,603	5,600	5,600
BOA	Treasury, United States Department of, 4.75%, due 11/15/43	21,211	22,358
	Government National Mortgage Association, 3.50%-7.00%, due 12/15/40-01/20/54	1,044	1,017
	Federal National Mortgage Association, Inc., 5.50%-6.00%, due 05/01/34-07/01/53	238	238
	Federal Home Loan Mortgage Corporation, 3.50%-7.00%, due 02/01/44-11/01/53	684	663
		23,177	24,276	5.33	03/29/24	04/01/24	23,814	23,800	23,800
BOA	Treasury, United States Department of, 0.88%-4.88%, due 01/31/25-11/15/30	93,742	91,405	5.32	03/29/24	04/01/24	89,653	89,600	89,600
DUB	Federal Home Loan Mortgage Corporation, 0.38%-5.55%, due 11/15/24-01/26/28	82,954	83,413
	Federal Farm Credit Banks Funding Corporation, 4.00%, due 01/19/33	24,974	24,299
		107,928	107,712	5.32	03/29/24	04/01/24	105,662	105,600	105,600
FED	Treasury, United States Department of, 1.13%-4.38%, due 08/15/27-08/15/42	104,803	100,015	5.30	03/29/24	04/01/24	100,059	100,000	100,000
GSC	Government National Mortgage Association, 6.00%, due 12/20/53	44,518	45,186	5.32	03/29/24	04/01/24	44,326	44,300	44,300
JPM	Treasury, United States Department of, 0.75%-3.13%, due 11/15/24-05/15/50	6,345	6,120	5.32	03/29/24	04/01/24	6,004	6,000	6,000
NAT	Federal Home Loan Bank, 4.08%, due 05/25/33	10	10
	Treasury, United States Department of, 0.13%-3.50%, due 05/15/26-02/15/53	78,470	67,616

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
		78,480	67,626	5.32	03/29/24	04/01/24	66,339	66,300	66,300
RBC	Treasury, United States Department of, 0.75%-5.44%, due 07/31/24-12/31/29	61,208	61,098
	Federal Home Loan Mortgage Corporation, 4.00%, due 10/01/41-07/01/47	–	–
		61,208	61,098	5.32	03/29/24	04/01/24	59,935	59,900	59,900
									640,100

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,139,902	—	2,139,902
Repurchase Agreements	—	640,100	—	640,100
	—	2,780,002	—	2,780,002

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.1%
Financials 22.5%
American International Group, Inc.	321	25,050
Ares Management Corporation - Class A	134	17,791
Everest Re Group, Ltd.	38	15,206
Global Payments Inc.	108	14,491
Intercontinental Exchange, Inc.	127	17,418
JPMorgan Chase & Co.	266	53,230
K.K.R. Co., Inc. - Class A	161	16,146
LPL Financial Holdings Inc.	51	13,406
M&T Bank Corporation	166	24,191
MetLife, Inc.	327	24,242
Morgan Stanley	209	19,707
Nasdaq, Inc.	85	5,334
Raymond James Financial, Inc.	174	22,336
The PNC Financial Services Group, Inc.	128	20,628
		289,176
Health Care 18.0%
AstraZeneca PLC - ADR	236	16,017
Boston Scientific Corporation (a)	276	18,924
Centene Corporation (a)	291	22,832
Elevance Health, Inc.	53	27,379
Gilead Sciences, Inc.	262	19,223
Johnson & Johnson	237	37,412
Merck & Co., Inc.	285	37,662
Pfizer Inc.	969	26,902
UnitedHealth Group Incorporated	49	24,293
		230,644
Industrials 11.3%
Emerson Electric Co.	179	20,309
Fortune Brands Innovations, Inc.	169	14,314
General Dynamics Corporation	68	19,195
Johnson Controls International Public Limited Company	320	20,902
Knight-Swift Transportation Holdings Inc. - Class A	256	14,061
L3Harris Technologies, Inc.	90	19,075
The Middleby Corporation (a)	101	16,212
United Parcel Service, Inc. - Class B	139	20,726
		144,794
Information Technology 10.6%
Amdocs Limited	186	16,830
Analog Devices, Inc.	90	17,800
Cisco Systems, Inc.	645	32,168
Corning Incorporated	608	20,055
F5, Inc. (a)	99	18,705
NXP Semiconductors N.V.	66	16,351
Qualcomm Incorporated	84	14,198
		136,107
Energy 9.7%
ConocoPhillips	184	23,424
Coterra Energy Inc.	514	14,325
Diamondback Energy, Inc.	77	15,163
EOG Resources, Inc.	140	17,923
Hess Corporation	87	13,198
Phillips 66	156	25,428
Targa Resources Corp.	139	15,611
		125,072
Consumer Discretionary 6.5%
Gentex Corporation	485	17,532
H & R Block, Inc.	362	17,759
Lennar Corporation - Class A	96	16,589
LKQ Corporation	356	19,019
Wyndham Hotels & Resorts, Inc.	158	12,150
		83,049
Consumer Staples 5.9%
Archer-Daniels-Midland Company	226	14,194
Kenvue Inc.	763	16,372
Keurig Dr Pepper Inc.	533	16,338
Pernod Ricard - ADR (b)	411	13,291
Unilever PLC - ADR	308	15,478
		75,673
Real Estate 5.2%
CBRE Group, Inc. - Class A (a)	184	17,853
Crown Castle Inc.	161	17,010
Gaming and Leisure Properties, Inc.	381	17,551
Host Hotels & Resorts, Inc.	681	14,087
		66,501
Communication Services 3.8%
Alphabet Inc. - Class C (a)	92	14,052
Electronic Arts Inc.	129	17,127
Omnicom Group Inc.	185	17,865
		49,044
Utilities 2.6%
Atmos Energy Corporation	140	16,696
Sempra	235	16,911
		33,607
Materials 2.0%
Axalta Coating Systems Ltd. (a)	422	14,515
Sealed Air Corporation	289	10,754
		25,269
Total Common Stocks (cost $1,028,066)		1,258,936
PREFERRED STOCKS 0.9%
Health Care 0.9%
Roche Holding AG	47	12,052
Total Preferred Stocks (cost $13,403)		12,052
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.19% (c) (d)	12,155	12,155
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.29% (c) (d)	542	542
Total Short Term Investments (cost $12,697)		12,697
Total Investments 100.0% (cost $1,054,166)		1,283,685
Other Assets and Liabilities, Net (0.0)%		(556)
Total Net Assets 100.0%		1,283,129

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.19% - Class I	6,776	66,980	61,601	170	—	—	12,155	1.0
JNL Government Money Market Fund, 5.29% - Class SL	—	4,852	4,310	5	—	—	542	—
	6,776	71,832	65,911	175	—	—	12,697	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,258,936	—	—	1,258,936
Preferred Stocks	—	12,052	—	12,052
Short Term Investments	12,697	—	—	12,697
	1,271,633	12,052	—	1,283,685

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SEK - Swedish Krona
CAD - Canadian Dollar	GBP - British Pound	KZT - Kazakhstani Tenge	SGD - Singapore Dollar
CHF - Swiss Franc	GHS - Ghanaian Cedi	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso

Abbreviations:

ADR - American Depositary Receipt	HIBOR - Hong Kong Interbank Offered Rate
ASX - Australian Securities Exchange	HICP - Harmonized Index of Consumer Prices
BADLAR - Argentina Deposit Rates	ITRAXX - Group of international credit derivative indices monitored by the
BIBOR – Bangkok Interbank Offered Rate	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LLC/L.L.C. - Limited Liability Companies
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDI - CHESS Depositary Interests	MEXIBOR - Mexico Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MICEX - Moscow Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MPOR - Moscow Prime Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CIEQVRUHP - Citi EQ US 1W Volatility Carry Index	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DAX - Deutscher Aktienindex	PJSC - Private Joint Stock Company
DIP - Debtor-in-possession	PLC/P.L.C./Plc - Public Limited Company
DUTCHCERT - Dutch Certificate	RBOB - Reformulated Blendstock for Oxygenate Blending
EAFE - Europe, Asia and Far East	REIT - Real Estate Investment Trust
ESTR - Euro Short-Term Rate	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation-Protected Securities
term of 8.5 to 10.5 years	TONAR - Tokyo Overnight Average Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TOPIX - Tokyo Stock Price Index
term of 1.75 to 2.25 years	TSX - Toronto Stock Exchange
FTSE - Financial Times Stock Exchange	ULSD - Ultra Low Sulfur Diesel
GDR - Global Depositary Receipt	US - United States

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CIT - Citibank, Inc	NSI - Normura Securities International Inc
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	NTS - Northern Trust Securities
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	RBC - Royal Bank of Canada
BNS - Bank of Nova Scotia/Scotiabank	HSB - HSBC Securities Inc.	SBI - Sanford C.Bernstein & CO., INC
BNY - Bank of New York	JPM - J.P. Morgan Securities Inc.	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	SIG - Susquehanna Investment Group
BPC - BroadPoint Capital, Inc.	MLP - Merrill Lynch Professional Clearing Corp.	SSB - State Street Brokerage Services
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.	TDB - Toronto -Dominion Bank
CIB - Canadian Imperial Bank of Commerce	NAT - Natixis	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,135	—	—	(59)			3,076[3]	(59)

1 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2024.

2 During the Period, there were no significant transfers from Level 3 and Level 2 valuations.

3 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the unobservable input may result in changes to the other equity interest’s fair value measurements at March 31, 2024.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Market Approach	Price Per Share	2.37-2.42 (2.40)

† Unobservable inputs were weighted by the relative fair value of the instruments.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at March 31, 2024. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(24,363)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(58,549)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.